                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               / /

         Pre-Effective Amendment No. ______                           / /

         Post-Effective Amendment No.  14    (File No. 333-74865)     /X/
                                     -----    ------------------
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No. 16       (File No. 811-7195)                   /X/
                      ----

                        (Check appropriate box or boxes)

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                   American Enterprise Life Insurance Company
                               (Name of Depositor)

829 Ameriprise Financial Center, Minneapolis, MN               55474
(Address of Depositor's Principal Executive Offices)         (Zip Code)

Depositor's Telephone Number, including Area Code         (612) 671-2237

     Eric Marhoun, 50605 Ameriprise Financial Center, Minneapolis, MN 55474

It is proposed that this filing will become effective (check  appropriate box)

/ / immediately upon filing pursuant to paragraph (b)(1)(vii) of Rule 485

/X/ on May 1, 2006 pursuant to paragraph (b) of Rule 485

/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485

/ / on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

   / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS


MAY 1, 2006

RIVERSOURCE

SIGNATURE(SM) VARIABLE ANNUITY


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ISSUED BY: AMERICAN ENTERPRISE LIFE INSURANCE COMPANY (AMERICAN ENTERPRISE LIFE)


           829 Ameriprise Financial Center

           Minneapolis, MN 55474
           Telephone: (800) 333-3437
           (Administrative Office)

           AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT/AMERICAN ENTERPRISE MVA ACCOUNT

NEW RIVERSOURCE SIGNATURE(SM) VARIABLE ANNUITY CONTRACTS ARE NOT CURRENTLY BEING OFFERED.


THIS PROSPECTUS CONTAINS INFORMATION THAT YOU SHOULD KNOW BEFORE INVESTING. PROSPECTUSES ARE ALSO AVAILABLE FOR:


-  AIM Variable Insurance Funds
-  AllianceBernstein Variable Products Series Fund, Inc.
-  Baron Capital Funds Trust
-  Credit Suisse Trust
-  Fidelity(R) Variable Insurance Products - Service Class
-  Franklin(R) Templeton(R) Variable Insurance Products
   Trust (FTVIPT) - Class 2
-  Goldman Sachs Variable Insurance Trust (VIT)
-  Janus Aspen Series: Service Shares
-  J.P. Morgan Series Trust II
-  Lazard Retirement Series, Inc.
-  MFS(R) Variable Insurance Trust(SM)
-  Putnam Variable Trust - Class IB Shares
-  RiverSource(SM) Variable Portfolio Funds (previously
   American Express(R) Variable Portfolio Funds)
-  Royce Capital Fund
-  Third Avenue Variable Series Trust
-  Wanger Advisors Trust

Please read the prospectuses carefully and keep them for future reference.


This contract provides for contract value credits. The death benefits for contracts with such credits may be lower than for contracts without such credits. The amount of the credit may be more than offset by the reduction in the death benefits provided. The credits may be reversed. (See "Buying Your Contract -- Purchase Payment Credits.")

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).


Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your investment professional about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

The contract and/or certain optional benefits described in this prospectus may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents.


American Enterprise Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


American Enterprise Life offers several different annuities which your investment professional may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.


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1 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS


KEY TERMS                                                          3
THE CONTRACT IN BRIEF                                              4
EXPENSE SUMMARY                                                    6
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                        9
FINANCIAL STATEMENTS                                               9
THE VARIABLE ACCOUNT AND THE FUNDS                                10
THE GUARANTEE PERIOD ACCOUNTS (GPAs)                              17
THE ONE-YEAR FIXED ACCOUNT                                        20
BUYING YOUR CONTRACT                                              20
CHARGES                                                           22
VALUING YOUR INVESTMENT                                           26
MAKING THE MOST OF YOUR CONTRACT                                  28
WITHDRAWALS                                                       33
TSA -- SPECIAL WITHDRAWAL PROVISIONS                              33
CHANGING OWNERSHIP                                                34
BENEFITS IN CASE OF DEATH                                         34
OPTIONAL BENEFITS                                                 38
THE ANNUITY PAYOUT PERIOD                                         44
TAXES                                                             46
VOTING RIGHTS                                                     48
SUBSTITUTION OF INVESTMENTS                                       49
ABOUT THE SERVICE PROVIDERS                                       49
ADDITIONAL INFORMATION                                            50
APPENDIX A: 8% PERFORMANCE CREDIT RIDER
  ADJUSTED PARTIAL WITHDRAWAL                                     51
APPENDIX B: CONDENSED FINANCIAL INFORMATION (UNAUDITED)           53
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION                             58



CORPORATE CONSOLIDATION

Later this year, American Enterprise Life and one of its affiliates, American Partners Life Insurance Company, plan to merge into their parent company, IDS Life Insurance Company (IDS Life). This merger will help simplify overall corporate structure because these three life insurance companies will be consolidated into one. We currently expect this consolidation to occur at the end of 2006, subject to certain regulatory and other approvals. At the time of the consolidation, we plan to change the name of the surviving life insurance company to RiverSource Life Insurance Company. This consolidation and renaming will not have any adverse effect on the benefits under your contract.


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2 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

AMERICAN ENTERPRISE LIFE: In this prospectus, "we," "us," "our" and "American Enterprise Life" refer to American Enterprise Life Insurance Company.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GUARANTEE PERIOD: The number of successive 12-month periods that a guaranteed interest rate is credited.

GUARANTEE PERIOD ACCOUNTS (GPAs): A nonunitized separate account to which you may allocate purchase payments or transfer contract value of at least $1,000. These accounts have guaranteed interest rates for Guarantee Periods we declare when you allocate purchase payments or transfer contract value to a GPA. Withdrawals and transfers from a GPA done more than 30 days before the end of the Guarantee Period will receive a Market Value Adjustment, which may result in a gain or loss of principal. The GPAs may not be available in some states.

MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its Guarantee Period.

ONE-YEAR FIXED ACCOUNT: An account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

-  Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

-  Roth IRAs under Section 408A of the Code

-  Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

-  Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date you add a rider to the contract.

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3 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS
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VALUATION DATE: Any normal business day, Monday through Friday, on which the
NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or withdrawal request) at our administrative office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our administrative office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, one-year fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax).

It may not be advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another in a "tax-free" exchange under Section 1035 of the Code. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a withdrawal charge when you exchange out of your old contract and a new withdrawal charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest.


TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age.


These mandatory withdrawals are called required minimum distributions ("RMDs"). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.


FREE LOOK PERIOD: You may return your contract to your investment professional or to our administrative office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (EXCEPTION: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:


- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 10)

- the GPAs and the one-year fixed account, which earn interest at rates that we adjust periodically. Some states restrict the amount you can allocate to these accounts. The minimum required investment in each GPA is $1,000. We reserve the right to restrict the amount of any purchase payment allocated to the GPAs and the one-year fixed account if the interest rate we are then crediting to the GPAs or one-year fixed account is equal to the minimum interest rate stated in the contract. These accounts may not be available in all states. (p. 17 and p. 20)

BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments. Some states have time limitations for making additional payments. (p. 20)


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4 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS
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MINIMUM PURCHASE PAYMENT (SIPs)

     $50 for Systematic Investment Plans.
     $100 for all other payment plans.

MAXIMUM TOTAL PURCHASE PAYMENTS*
     $1,000,000 for issue ages through 85.
     $100,000 for issue ages 86 to 90.

* This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to waive or increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.


TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to a MVA, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. You may establish automated transfers among the accounts. We reserve the right to limit transfers to the GPAs and the one-year fixed account if the interest rate we are then currently crediting is equal to the minimum interest rate stated in the contract. (p. 29)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2 and may have other tax consequences. Certain other restrictions may apply. (p.
33)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 34)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 34)

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 38)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The GPAs are not available during the payout period. (p. 44)

TAXES: Generally, income earned on your contract value grows tax-deferred until you make withdrawals or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 46)

LIMITATIONS ON USE OF CONTRACT: If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values or to satisfy other statutory obligations. Under these circumstances we may refuse to implement requests for transfers, withdrawals or death benefits until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.


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5 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS
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EXPENSE SUMMARY


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND MAKING A WITHDRAWAL FROM THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AND WILL PAY WHEN YOU MAKE A WITHDRAWAL FROM THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE

(Contingent deferred sales charge as a percentage of purchase payments withdrawn)

                    YEARS FROM PURCHASE           WITHDRAWAL CHARGE
                      PAYMENT RECEIPT                PERCENTAGE
                            1                            7%

                            2                            7

                            3                            6

                            4                            6

                            5                            5

                            6                            4

                            7                            2

                            Thereafter                   0

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.27% if the assumed investment rate is 3.5% and 6.77% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average daily subaccount value)

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE                                               0.15%

MORTALITY AND EXPENSE RISK FEE                                                       1.25

TOTAL ANNUAL VARIABLE ACCOUNT EXPENSES                                               1.40%

OTHER ANNUAL EXPENSES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                                $ 30
(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.)

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE                                   0.35%*
(As a percentage of the adjusted contract value charged annually on the contract anniversary.)

8% PERFORMANCE CREDIT RIDER (PCR) FEE                                                0.25%*
(As a percentage of the contract value charged annually on the contract anniversary.)

*  This fee apples only if you elect this optional feature.

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6 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS
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ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS FOR THE LAST FISCAL YEAR. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS


(Including management fee, distribution and/or service (12b-1) fees and other expenses)(a)



                                                                           MINIMUM        MAXIMUM
Total expenses before fee waivers and/or expense reimbursements             0.61%          3.57%



(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                       GROSS TOTAL
                                                                 MANAGEMENT    12b-1     OTHER            ANNUAL
                                                                    FEES        FEES    EXPENSES         EXPENSES
                                                                 ----------    -----   ----------    ---------------
AIM V.I. Capital Appreciation Fund, Series I Shares                  0.61%        --%     0.29%        0.90%(1),(2)
AIM V.I. Capital Development Fund, Series I Shares                   0.75         --      0.34         1.09(1),(3)
AIM V.I. Core Equity Fund, Series I Shares                           0.60         --      0.27         0.87(1),(2)
AllianceBernstein VPS Global Technology Portfolio (Class B)          0.75       0.25      0.17         1.17(4)
AllianceBernstein VPS Large Cap Growth Portfolio (Class B)           0.75       0.25      0.06         1.06(4)
AllianceBernstein VPS U.S. Government/High Grade Securities
  Portfolio (Class B)                                                0.45       0.25      0.26         0.96(4)
Baron Capital Asset Fund - Insurance Shares                          1.00       0.25      0.09         1.34(4)
Credit Suisse Trust - Mid-Cap Growth Portfolio                       0.90         --      0.47         1.37(5)
Fidelity(R) VIP Growth & Income Portfolio Service Class              0.47       0.10      0.12         0.69(6)
Fidelity(R) VIP Mid Cap Portfolio Service Class                      0.57       0.10      0.12         0.79(6)
Fidelity(R) VIP Overseas Portfolio Service Class                     0.72       0.10      0.17         0.99(6)
FTVIPT Franklin Real Estate Fund - Class 2                           0.47       0.25      0.02         0.74(7),(8)
FTVIPT Mutual Shares Securities Fund - Class 2                       0.60       0.25      0.18         1.03(8)
FTVIPT Templeton Foreign Securities Fund - Class 2                   0.65       0.25      0.17         1.07(9)
Goldman Sachs VIT Capital Growth Fund                                0.75         --      0.15         0.90(10)
Goldman Sachs VIT International Equity Fund                          1.00         --      0.36         1.36(10)
Goldman Sachs VIT Structured U.S. Equity Fund
(previously Goldman Sachs VIT CORE(SM) U.S. Equity Fund)             0.65         --      0.09         0.74(10)
Janus Aspen Series Global Technology Portfolio: Service
  Shares                                                             0.64       0.25      0.09         0.98(11)
Janus Aspen Series International Growth Portfolio: Service
  Shares                                                             0.64       0.25      0.06         0.95(11)
Janus Aspen Series Large Cap Growth Portfolio: Service
  Shares                                                             0.64       0.25      0.02         0.91(11)
Janus Aspen Series Mid Cap Growth Portfolio: Service
  Shares                                                             0.64       0.25      0.03         0.92(11)
JPMorgan U.S. Large Cap Core Equity Portfolio                        0.35         --      0.50         0.85(4)
Lazard Retirement Equity Portfolio                                   0.75       0.25      2.57         3.57(12)
Lazard Retirement International Equity Portfolio                     0.75       0.25      0.21         1.21(12)
MFS(R) New Discovery Series - Initial Class                          0.90         --      0.16         1.06(13)
MFS(R) Research Series - Initial Class                               0.75         --      0.18         0.93(13)
MFS(R) Utilities Series - Initial Class                              0.75         --      0.15         0.90(13)
Putnam VT Growth and Income Fund - Class IB Shares                   0.49       0.25      0.05         0.79(4)
Putnam VT International Equity Fund - Class IB Shares                0.75       0.25      0.18         1.18(4)


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7 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                       GROSS TOTAL
                                                                 MANAGEMENT    12b-1     OTHER            ANNUAL
                                                                    FEES        FEES    EXPENSES         EXPENSES
                                                                 ----------    -----   ----------    ---------------
Putnam VT International New Opportunities Fund -Class IB
  Shares                                                            1.00%       0.25%     0.25%      1.50%(14)
RiverSource(SM) Variable Portfolio - Balanced Fund
(previously AXP(R) Variable Portfolio - Managed Fund)               0.54        0.13      0.14       0.81(15),(16),(17)
RiverSource(SM) Variable Portfolio - Cash Management Fund
(previously AXP(R) Variable Portfolio - Cash Management Fund)       0.33        0.13      0.15       0.61(15),(16)
RiverSource(SM) Variable Portfolio - Diversified Bond Fund
(previously AXP(R) Variable Portfolio - Diversified Bond Fund)      0.47        0.13      0.17       0.77(15),(16)
RiverSource(SM) Variable Portfolio - Diversified Equity Income
  Fund
(previously AXP(R) Variable Portfolio - Diversified Equity
  Income Fund)                                                      0.68        0.13      0.16       0.97(15),(16),(17)
RiverSource(SM) Variable Portfolio - Growth Fund
(previously AXP(R) Variable Portfolio - Growth Fund)                0.66        0.13      0.17       0.96(15),(16),(17)
RiverSource(SM) Variable Portfolio - High Yield Bond Fund
(previously AXP(R) Variable Portfolio - High Yield Bond Fund)       0.59        0.13      0.16       0.88(15),(16)
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund
(previously AXP(R) Variable Portfolio - Large Cap Equity Fund)      0.56        0.13      0.14       0.83(15),(16),(17)
RiverSource(SM) Variable Portfolio - Short Duration U.S.
  Government Fund
(previously AXP(R) Variable Portfolio - Short Duration U.S.
  Government Fund)                                                  0.48        0.13      0.17       0.78(15),(16)
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund
(previously AXP(R) Variable Portfolio - Small Cap Advantage
  Fund)                                                             0.80        0.13      0.22       1.15(15),(16),(17)
Royce Micro-Cap Portfolio                                           1.25          --      0.07       1.32(4)
Royce Small-Cap Portfolio                                           1.00          --      0.09       1.09(4)
Third Avenue Value Portfolio                                        0.90          --      0.29       1.19(4)
Wanger International Small Cap                                      0.95          --      0.18       1.13(4)
Wanger U.S. Smaller Companies                                       0.90          --      0.05       0.95(4)



(1) Figures shown in the table are for the year ended Dec. 31, 2005 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit total operating expenses of Series I shares to 1.30% of average daily nets assets. Effective upon the closing of the reorganization which will occur on or about May 1, 2006, the advisor for AIM V.I. Core Equity Fund, Series I Shares has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total operating expenses of Series I shares to 0.91% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total operating expenses to exceed the limit stated above:
     (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through April 30, 2007.
(2) As a result of a reorganization of another Fund into the Fund, which will occur on or about May 1, 2006 for AIM V.I. Capital Appreciation Fund, Series I Shares and AIM V.I. Core Equity Fund, Series I Shares, the "Gross total annual expenses" have been restated to reflect such reorganization.
(3) Effective Jan. 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees.
(4) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2005.
(5) Fee waivers and or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or expense reimbursements may be discontinued at any time. For the period beginning March 1, 2006 through Feb. 28, 2007, Credit Suisse Asset Management, LLC will voluntarily waive an additional 0.05% of its advisory fees. After fee waivers and expense reimbursements net expenses would be 1.25% for Credit Suisse Trust - Mid-Cap Growth Portfolio.
(6) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. Including these reductions, the net expenses would have been 0.64% for Fidelity(R) VIP Growth & Income Portfolio Service Class, 0.74% for Fidelity(R) VIP Mid Cap Portfolio Service Class and 0.92% for Fidelity(R) VIP Overseas Portfolio Service Class. These offsets may be discontinued at any time.
(7) The Fund's administration fee is paid indirectly through the management fee.
(8) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.
(9) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission. The management fee reduction and net total annual expense was (0.05%) and 1.02%, respectively for FTVIPT Templeton Foreign Securities Fund - Class 2.


--------------------------------------------------------------------------------
8 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

(10) The Fund's annual operating expenses are based on actual expenses for the fiscal year ended Dec. 31, 2005. "Other expenses" include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Fund plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to limit "Other expenses" (excluding management fees, transfer agent fees and expenses, taxes, interest, brokerage, litigation and indemnification costs, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, 0.11% of the Fund's average daily net assets for Goldman Sachs VIT Capital Growth Fund, 0.16% of the Fund's average daily net assets for Goldman Sachs VIT Structured U.S. Equity Fund and 0.16% of the Fund's average daily net assets for Goldman Sachs VIT International Equity Fund. The Investment Adviser may cease or modify the expense limitations at its discretion at any time. If this occurs, other expenses and total annual operating expenses may increase without shareholder approval.
(11) Janus Capital has contractually agreed to waive certain Portfolio's total operating expenses (excluding the distribution and shareholder servicing fee, the administrative services fee applicable to certain Portfolios, brokerage commissions, interest, taxes and extraordinary expenses) to certain limits until May 1, 2007. Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.
(12) The Investment Manager has contractually agreed to waive its fees and, if necessary, reimburse the Portfolio through Dec. 31, 2006, to the extent "Gross total annual expenses" exceed 1.25% of average daily net assets for Lazard Retirement Equity Portfolio.
(13) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent, and may have entered into brokerage arrangements that reduced or recaptured series' expenses. Any such expense reductions are not reflected in the table. Had these expense reductions been taken into account, "Gross total annual expenses" would be lower.
(14) Putnam's Management has a contractual agreement to limit expenses through Dec. 31, 2006. After fee waivers and expense reimbursements net expenses would be 1.46% for Putnam VT International New Opportunities Fund - Class IB Shares.
(15) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2005, adjusted to reflect current fees.
(16) The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays IDS Life Insurance Company an annual fee of up to 0.125% of average daily net assets as payment for distributing its shares and providing shareholder services. Because this fee is paid out of the Fund's assets on an on-going basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.
(17) Management fees include the impact of a performance incentive adjustment fee that decreased the management fee by 0.02% for RiverSource(SM) Variable Portfolio - Large Cap Equity Fund. Management fees include the impact of a performance incentive adjustment fee that increased the management fee by 0.03% for RiverSource(SM) Variable Portfolio - Balanced Fund, 0.08% for RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund, 0.06% for RiverSource(SM) Variable Portfolio - Growth Fund and 0.01% for RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund.

EXAMPLES


THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. This example assumes the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. It assumes that you select the optional GMIB. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                          IF YOU DO NOT WITHDRAW YOUR CONTRACT
                         IF YOU WITHDRAW YOUR CONTRACT                  OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                    AT THE END OF THE APPLICABLE TIME PERIOD:          AT THE END OF THE APPLICABLE TIME PERIOD:
                 1 YEAR      3 YEARS      5 YEARS      10 YEARS      1 YEAR      3 YEARS      5 YEARS      10 YEARS
               $ 1,247.76   $ 2,235.44   $ 3,212.76   $ 5,361.36   $   547.76   $ 1,635.44   $ 2,712.76   $ 5,361.36



MINIMUM EXPENSES. This example assumes the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. It assumes that you do not select any optional benefits. Although your actual costs maybe higher or lower, based on these assumptions your costs would be:



                                                                          IF YOU DO NOT WITHDRAW YOUR CONTRACT
                         IF YOU WITHDRAW YOUR CONTRACT                  OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                    AT THE END OF THE APPLICABLE TIME PERIOD:          AT THE END OF THE APPLICABLE TIME PERIOD:
                 1 YEAR      3 YEARS      5 YEARS      10 YEARS      1 YEAR      3 YEARS      5 YEARS      10 YEARS
               $   908.49   $ 1,243.87   $ 1,605.00   $ 2,380.73   $   208.49   $   643.87   $ 1,105.00   $ 2,380.73



* In these examples, the $30 contract administrative charge is approximated as a .024% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.

CONDENSED FINANCIAL INFORMATION

You can find unaudited condensed financial information for the subaccounts in Appendix B.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts with financial history in the SAI. The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statement date.


--------------------------------------------------------------------------------
9 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS


VARIABLE ACCOUNT. The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS. This contract currently offers subaccounts investing in shares of the funds listed in the table below.

   - INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

   - FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


   - ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund Name and Management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

   - REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF
     INTEREST: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and upon any substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.


--------------------------------------------------------------------------------
10 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

     We and/or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue. The amount of this revenue is most often based on a percentage of average daily net assets invested in the fund. For example, the revenue we receive from affiliates of funds other than the RiverSource Variable Portfolio Funds (unaffiliated funds) currently ranges up to 0.50% of the average daily net assets invested in the fund through this and other contracts we or our affiliates issue. In some cases, this revenue may be based, in part, on sales one of our affiliates makes of other securities including, but not limited to publicly-traded retail mutual funds and/or the average daily net assets resulting from these sales. We or our affiliates may also receive revenue which is not based on a percentage of average daily net assets.

     The amount of this revenue varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Portfolio Funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Portfolio Funds. These revenue payments may also influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

     The revenue we receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

     Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid to us and/or our affiliates in 2005.

   - WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive this revenue for various purposes including, but not limited to:

     - Compensating, training and educating investment professionals who sell the contracts.

     - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their investment professionals, and granting access to investment professionals of our affiliated selling firms.

     - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and investment professionals.

     - Providing sub-transfer agency and shareholder servicing to contract owners.

     - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

     - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

     - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the National Association of Securities Dealers, Inc. (NASD).

     - Subaccounting, transaction processing, recordkeeping and administration.

   - SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

     - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

     - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

   - SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

     - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

     - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


--------------------------------------------------------------------------------
11 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING
FUNDS:



FUND                         INVESTMENT OBJECTIVE AND POLICIES                              INVESTMENT ADVISER
--------------------------   ------------------------------------------------------------   --------------------------------------
AIM V.I. Capital             Growth of capital. Invests principally in common stocks of     A I M Advisors, Inc.
Appreciation Fund,           companies likely to benefit from new or innovative products,
Series I Shares              services or processes as well as those with above-average
                             growth and excellent prospects for future growth. The fund can invest up to 25% of its total assets in foreign
                             securities that involve risks not associated with investing solely in the United States.

AIM V.I. Capital             Long-term growth of capital. Invests primarily in securities   A I M Advisors, Inc.
Development Fund,            (including common stocks, convertible securities and bonds)
Series I Shares              of small- and medium-sized companies. The Fund may invest up to 25% of its total assets in foreign securities.

AIM V.I. Core Equity Fund,   Growth of capital. Invests normally at least 80% of its net    A I M Advisors, Inc.
Series I Shares              assets, plus the amount of any borrowings for investment
                             purposes, in equity securities, including convertible
                             securities of established companies that have long-term
                             above-average growth in earnings and dividends and growth
                             companies that are believed to have the potential for
                             above-average growth in earnings and dividends. The Fund may invest up to 25% of its total assets in foreign securities.

AllianceBernstein VPS        Long-term growth of capital. The Fund invests at least 80%     AllianceBernstein L.P.
Global Technology            of its net assets in securities of companies that use
Portfolio (Class B)          technology extensively in the development of new or improved products or processes. Invests in a global portfolio of
                             securities of U.S. and foreign companies selected for their growth potential.

AllianceBernstein VPS        Long-term growth of capital. Invests primarily in equity       AllianceBernstein L.P.
Large Cap Growth             securities of U.S. companies. Unlike most equity funds, the
Portfolio (Class B)          Portfolio focuses on a relatively small number of
                             intensively researched companies.


AllianceBernstein VPS        High level of current income consistent with preservation of   AllianceBernstein L.P.
U.S. Government/High         capital. Invests primarily in (1) U.S. government securities
Grade Securities Portfolio   and (2) other high-grade debt securities or, if unrated, of
(Class B)                    equivalent quality.

Baron Capital Asset          Capital appreciation. Invests primarily in securities of       BAMCO, Inc.
Fund - Insurance Shares      small- and medium-sized companies with undervalued assets or favorable growth prospects.

Credit Suisse - Trust        Maximum capital appreciation. Invests in U.S. equity           Credit Suisse Asset Management, LLC
Mid-Cap Growth Portfolio     securities of "mid-cap" growth companies with growth
                             characteristics such as positive earnings and potential for accelerated growth.

Fidelity(R) VIP Growth &     Seeks high total return through a combination of current       Fidelity Management & Research Company
Income Portfolio             income and capital appreciation. Normally invests a majority   (FMR), investment manager; FMR U.K.,
Service Class                of assets in common stocks with a focus on those that pay      FMR Far East, sub-investment advisers.
                             current dividends and show potential for capital
                             appreciation. May invest in bonds, including lower-quality debt securities, as well as stocks that are not currently
                             paying dividends, but offer prospects for future income or capital appreciation. Invests in domestic and foreign
                             issuers. The Fund invests in either "growth" stocks or
                             "value" stocks or both.


--------------------------------------------------------------------------------
12 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

FUND                         INVESTMENT OBJECTIVE AND POLICIES                              INVESTMENT ADVISER
--------------------------   ------------------------------------------------------------   --------------------------------------
Fidelity(R) VIP Mid Cap      Long-term growth of capital. Allocates assets across           Fidelity Management & Research Company
Portfolio Service Class      different market sectors and maturities. Normally invests      (FMR), investment manager; FMR U.K.,
                             primarily in common stocks. Normally invests at least 80% of   FMR Far East, sub-investment advisers.
                             assets in securities of companies with medium market
                             capitalizations. May invest in companies with smaller or
                             larger market capitalizations. Invests in domestic and
                             foreign issuers. The Fund invests in either "growth" or
                             "value" common stocks or both.

Fidelity(R) VIP Overseas     Long-term growth of capital. Normally invests primarily in     Fidelity Management & Research Company
Portfolio Service Class      common stocks of foreign securities. Normally invests at       (FMR), investment manager; FMR U.K.,
                             least 80% of assets in non-U.S. securities.                    FMR Far East, Fidelity International
                                                                                            Investment Advisors (FIIA) and FIIA
                                                                                            U.K., sub-investment advisers.

FTVIPT Franklin Real         Seeks capital appreciation, with current income as a           Franklin Advisers, Inc.
Estate Fund - Class 2        secondary goal. The Fund normally invests at least 80% of
                             its net assets in investments of companies operating in the real estate sector.

FTVIPT Mutual Shares         Seeks capital appreciation, with income as a secondary goal.   Franklin Mutual Advisers, LLC
Securities Fund - Class 2    The Fund normally invests mainly in equity securities that the manager believes are undervalued. The Fund normally
                             invests primarily in undervalued stocks and to a lesser
                             extent in risk arbitrage securities and distressed
                             companies.

FTVIPT Templeton Foreign     Long-term capital growth. The Fund normally invests at least   Templeton Investment Counsel, LLC
Securities Fund - Class 2    80% of its net assets in investments of issuers located
                             outside the U.S., including those in emerging markets.

Goldman Sachs VIT Capital    Seeks long-term growth of capital. The Fund invests, under     Goldman Sachs Asset Management, L.P.
Growth Fund                  normal circumstances, at least 90% of its total assets (not including securities lending collateral and any investment of that collateral) measured at time of purchase ("Total
                             Assets") in equity investments. The Fund seeks to achieve
                             its investment objective by investing in a diversified
                             portfolio of equity investments that are considered by the
                             Investment Adviser to have long-term capital appreciation
                             potential. Although the Fund invests primarily in publicly traded U.S. securities, it may invest up to 10% of its Total
                             Assets in foreign securities, including securities of
                             issuers in emerging countries and securities quoted in
                             foreign currencies.

Goldman Sachs VIT            The Fund seeks long-term capital appreciation. The Fund        Goldman Sachs Asset
International Equity Fund    seeks this objective by investing in the stocks of leading     Management International
                             companies within developed and emerging countries around the world, outside the U.S. The Fund invests, under normal
                             circumstances, substantially all, and at least 80% of its
                             net assets plus any borrowings for investment purposes
                             (measured at time of purchase) ("Net Assets") in a
                             diversified portfolio of equity investments in companies
                             that are organized outside the United States or whose
                             securities are principally traded outside the United States.
                             The Fund intends to invest in companies with public stock
                             market capitalizations that are larger than $2.5 billion at the time of investment. The Fund may allocate its assets
                             among countries as determined by the Investment Adviser from time to time, provided the Fund's assets are invested in at least three foreign countries.


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13 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

FUND                         INVESTMENT OBJECTIVE AND POLICIES                              INVESTMENT ADVISER
--------------------------   ------------------------------------------------------------   --------------------------------------
Goldman Sachs VIT            The Fund seeks long-term growth of capital and dividend        Goldman Sachs Asset Management, L.P.
Structured U.S. Equity       income. The Fund invests, under normal circumstances, at
Fund (previously Goldman     least 90% of its total assets (not including securities
Sachs VIT CORE               lending collateral and any investment of that collateral)
U.S. Equity Fund)            measured at time of purchase ("Total Assets") in a
                             diversified portfolio of equity investments in U.S. issuers, including foreign companies that are traded in the United
                             States. However, it is currently anticipated that, under
                             normal circumstances, the Fund will invest at least 95% of its net assets plus any borrowings for investment purposes
                             (measured at the time of purchase) in such equity
                             investments. The Fund's investments are selected using both a variety of quantitative techniques and fundamental
                             research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the S&P 500 Index. The Fund seeks a broad representation in most major sectors of the U.S.
                             economy and a portfolio consisting of companies with average long-term earnings growth expectations and dividend yields.
                             The Fund is not required to limit its investments to
                             securities in the S&P 500 Index. The Fund's investments in fixed-income securities are limited to securities that are considered cash equivalents.

Janus Aspen Series Global    Long-term growth of capital. Invests, under normal             Janus Capital
Technology Portfolio:        circumstances, at least 80% of its net assets in securities
Service Shares               of companies that the portfolio manager believes will
                             benefit significantly from advances or improvements in
                             technology. It implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential.

Janus Aspen Series           Long-term growth of capital. Invests, under normal             Janus Capital
International Growth         circumstances, at least 80% of its net assets in securities
Portfolio: Service Shares    of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers
                             and under unusual circumstances, it may invest all of its
                             assets in fewer than five countries or even a single
                             country.

Janus Aspen Series Large     Long-term growth of capital in a manner consistent with the    Janus Capital
Cap Growth Portfolio:        preservation of capital. Invests under normal circumstances
Service Shares               at least 80% of its net assets in large-sized companies.
                             Large-sized companies are those whose market capitalization falls within the range of companies in the Russell 1000(R)
                             Index at the time of purchase.

Janus Aspen Series           Seeks long-term growth of capital. Invests, under normal       Janus Capital
Mid Cap Growth Portfolio:    circumstances, at least 80% of its net assets in equity
Service Shares               securities of mid-sized companies whose market
                             capitalization falls, at the time of initial purchase, in
                             the 12-month average of the capitalization ranges of the
                             Russell Midcap Growth Index.


--------------------------------------------------------------------------------
14 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

FUND                         INVESTMENT OBJECTIVE AND POLICIES                              INVESTMENT ADVISER
--------------------------   ------------------------------------------------------------   --------------------------------------
J.P. Morgan - U.S. Large     Seeks to provide a high total return from a portfolio of       J.P. Morgan Investment
Cap Core Equity Portfolio    selected equity securities. Under normal circumstances, the    Management Inc.
                             Portfolio invests at least 80% of its Assets in equity
                             investments of large-cap U.S. companies. "Assets" means net assets, plus the amount of borrowings for investment
                             purposes.

Lazard Retirement            Long-term capital appreciation. Invests primarily in equity    Lazard Asset Management, LLC
Equity Portfolio             securities, principally common stocks, of relatively large
                             U.S. companies with market capitalizations in the range of the S&P 500(R) Index that the Investment Manager believes
                             are undervalued based on their earnings, cash flow or asset values.

Lazard Retirement            Long-term capital appreciation. Invests primarily in equity    Lazard Asset Management, LLC
International                securities, principally common stocks, of relatively large
Equity Portfolio             non-U.S. companies with market capitalizations in the range of the Morgan Stanley Capital International (MSCI) Europe,
                             Australia and Far East (EAFE(R)) Index that the Investment
                             Manager believes are undervalued based on their earnings,
                             cash flow or asset values.

MFS(R) New Discovery         Capital appreciation. Invests in at least 65% of its net       MFS Investment Management(R)
Series - Initial Class       assets in equity securities of emerging growth companies.

MFS(R) Research Series -     Long-term growth of capital and future income. Invests         MFS Investment Management(R)
Initial Class                primarily in common stocks and related securities that have favorable prospects for long-term growth, attractive
                             valuations based on current and expected earnings or cash
                             flow, dominant or growing market share, and superior
                             management.

MFS(R) Utilities Series -    Capital growth and current income. Invests primarily in        MFS Investment Management(R)
Initial Class                equity and debt securities of domestic and foreign companies in the utilities industry.

Putnam VT Growth             Seeks capital growth and current income. The fund pursues      Putnam Investment Management, LLC
and Income Fund -            its goal by investing mainly in common stocks of U.S.
Class IB Shares              companies, with a focus on value stocks that offer the
                             potential for capital growth, current income or both.

Putnam VT International      Seeks capital appreciation. The fund pursues its goal by       Putnam Investment Management, LLC
Equity Fund - Class IB       investing mainly in common stocks of companies outside the
Shares                       United States that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of its net assets in equity
                             investments.

Putnam VT International      Seeks long-term capital appreciation. The fund pursues its     Putnam Investment Management, LLC
New Opportunities Fund -     goal by investing mainly in common stocks of companies
Class IB Shares              outside the United States with a focus on growth stocks.

RiverSource Variable         Maximum total investment return through a combination of       RiverSource Investments, LLC
Portfolio - Balanced Fund    capital growth and current income. Invests primarily in a      (RiverSource Investments)
                             combination of common and preferred stocks, bonds and other debt securities. Under normal market conditions, at least
                             50% of the Fund's total assets are invested in common stocks and no less than 25% of the Fund's total assets are invested in debt securities. The Fund may invest up to 25% of its
                             total assets in foreign investments.


--------------------------------------------------------------------------------
15 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

FUND                         INVESTMENT OBJECTIVE AND POLICIES                              INVESTMENT ADVISER
--------------------------   ------------------------------------------------------------   --------------------------------------
RiverSource Variable         Maximum current income consistent with liquidity and           RiverSource Investments
Portfolio - Cash             stability of principal. Invests primarily in money market
Management Fund              instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank
                             certificates of deposit, bankers' acceptances, letters of
                             credit, and commercial paper, including asset-backed
                             commercial paper.

RiverSource Variable         High level of current income while attempting to conserve      RiverSource Investments
Portfolio - Diversified      the value of the investment and continuing a high level of
Bond Fund                    income for the longest period of time. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. At least 50% of the
                             Fund's net assets will be invested in securities like those included in the Lehman Brothers Aggregate Bond Index
                             (Index), which are investment grade and denominated in U.S.
                             dollars. The Index includes securities issued by the U.S.
                             government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and
                             medium-quality debt securities, it will assume some credit risk to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds.

RiverSource Variable         High level of current income and, as a secondary goal,         RiverSource Investments
Portfolio - Diversified      steady growth of capital. Under normal market conditions,
Equity Income Fund           the Fund invests at least 80% of its net assets in
                             dividend-paying common and preferred stocks.

RiverSource Variable         Long-term capital growth. Invests primarily in common stocks   RiverSource Investments
Portfolio - Growth Fund      and securities convertible into common stocks that appear to offer growth opportunities. These growth opportunities could result from new management, market developments, or
                             technological superiority. The Fund may invest up to 25% of its total assets in foreign investments.

RiverSource Variable         High current income, with capital growth as a secondary        RiverSource Investments
Portfolio - High Yield       objective. Under normal market conditions, the Fund invests
Bond Fund                    at least 80% of its net assets in high-yielding, high-risk corporate bonds (junk bonds) issued by U.S. and foreign
                             companies and governments.

RiverSource Variable         Capital appreciation. Under normal market conditions, the      RiverSource Investments
Portfolio - Large Cap        Fund invests at least 80% of its net assets in equity
Equity Fund                  securities of companies with market capitalization greater than $5 billion at the time of purchase.

RiverSource Variable         A high level of current income and safety of principal         RiverSource Investments
Portfolio - Short Duration   consistent with an investment in U.S. government and
U.S. Government Fund         government agency securities. Under normal market
                             conditions, at least 80% of the Fund's net assets are
                             invested in securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or
                             instrumentalities.


--------------------------------------------------------------------------------
16 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

FUND                         INVESTMENT OBJECTIVE AND POLICIES                              INVESTMENT ADVISER
--------------------------   ------------------------------------------------------------   --------------------------------------
RiverSource Variable         Long-term capital growth. Under normal market conditions, at   RiverSource Investments, adviser;
Portfolio - Small Cap        least 80% of the Fund's net assets are invested in equity      Kenwood Capital Management LLC,
Advantage Fund               securities of companies with market capitalization of up to    subadviser
                             $2 billion or that fall within the range of the Russell
                             2000(R) Index at the time of investment.

Royce Micro-Cap Portfolio    Long-term growth of capital. Invests primarily in a broadly    Royce & Associates, LLC
                             diversified portfolio of equity securities issued by
                             micro-cap companies (companies with stock market
                             capitalizations below $500 million).

Royce Small-Cap Portfolio    Long-term growth of capital with current income as a           Royce & Associates, LLC
                             secondary objective. Invests primarily in a limited number of equity securities issued by small companies with stock
                             market capitalization below $2.5 billion.

Third Avenue                 Long-term capital appreciation. Invests primarily in common    Third Avenue Management LLC
Value Portfolio              stocks of well-financed companies, meaning companies without significant liabilities in comparison to their liquid
                             resources at a discount to what the Adviser believes is
                             their intrinsic value.

Wanger International         Long-term growth of capital. Invests primarily in stocks of    Columbia Wanger Asset
Small Cap                    companies based outside the U.S. with market capitalizations   Management, L.P.
                             of less than $5 billion at time of initial purchase.

Wanger U.S.                  Long-term growth of capital. Invests primarily in stocks of    Columbia Wanger Asset
Smaller Companies            small- and medium-size U.S. companies with market              Management, L.P.
                             capitalizations of less than $5 billion at time of initial purchase.


THE GUARANTEE PERIOD ACCOUNTS (GPAs)

The GPAs may not be available in some states.

You may allocate purchase payments to one or more of the GPAs with guarantee periods declared by us. These periods of time may vary by state. The minimum required investment in each GPA is $1,000. There are restrictions on the amount you can allocate to these accounts as well as on transfers from these accounts (see "Buying Your Contract" and "Transfer policies"). These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on contract value currently in a GPA.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion ("Future Rates"). We will determine Future Rates based on various factors including, but not limited to, the interest rate environment, returns we earn on investments in the nonunitized separate account we have established for the GPAs, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition and American Enterprise Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE WHAT FUTURE RATES WILL BE.


You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below). During this 30 day window you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period our current practice is to automatically transfer the contract value into the one-year fixed account.


We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

--------------------------------------------------------------------------------
17 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch (formerly Duff & Phelp's) -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

- Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

- Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

MARKET VALUE ADJUSTMENT (MVA)

We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply an MVA if a transfer or withdrawal occurs prior to this time, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. This is summarized in the following table:

                                 IF YOUR GPA RATE IS:                                  THE MVA IS:
                          Less than the new GPA rate + 0.10%                             Negative

                          Equal to the new GPA rate + 0.10%                              Zero

                          Greater than the new GPA rate + 0.10%                          Positive


GENERAL EXAMPLES


As the examples below demonstrate, the application of an MVA may result in either a gain or loss of principal. We refer to all of the transactions described below as "early withdrawals."

Assume:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period.

- After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

--------------------------------------------------------------------------------
18 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE 1: Remember that your GPA is earning 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA's 3.0% rate is less than the 3.6% rate so the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA's 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS

The precise MVA formula we apply is as follows:

  EARLY WITHDRAWAL AMOUNT X [(     1 + i    )(TO THE POWER OF n/12) -1] = MVA
                              --------------
                               1 + j + .001

  Where i = rate earned in the GPA from which amounts are being transferred or withdrawn.

        j = current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period.

        n = number of months remaining in the current Guarantee Period (rounded up).

EXAMPLES

Using assumptions similar to those we used in the examples above:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period.

- After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

EXAMPLE 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. Using the formula above, we determine the MVA as follows:

  $1,000 X [(     1.030       )(TO THE POWER OF 84/12) - 1] = -$39.84
             -----------------
              1 + .035 + .001

In this example, the MVA is a negative $39.84.

EXAMPLE 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. Using the formula above, we determine the MVA as follows:

  $1,000 X [(     1.030       )(TO THE POWER OF 84/12) - 1] = -$27.61
             -----------------
              1 + .025 + .001

In this example, the MVA is a positive $27.61.

Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the Guarantee Period, your withdrawal charge percentage is 6%. (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.


The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.


We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

--------------------------------------------------------------------------------
19 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

THE ONE-YEAR FIXED ACCOUNT


You may allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare.

The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition, and American Enterprise Life's revenues and expenses. The guaranteed minimum interest rate offered may vary by state but will not be lower than state law allows.


There are restrictions on the amount you can allocate to this account as well as on transfers from this account (see "Buying Your Contract" and "Making the Most of Your Contract -- Transfer policies").

Interest in the one-year fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account, however, disclosures regarding the one-year fixed account, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

BUYING YOUR CONTRACT

New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a qualified or nonqualified annuity. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 90 or younger. (The age limit may be younger for qualified annuities in some states.)

When you applied, you selected (if available in your state):


- a death benefit option if both you and the annuitant are 79 or younger at contract issue(1);


-  the optional Guaranteed Minimum Income Benefit Rider(2);

-  the optional 8% Performance Credit Rider(2);

- the one-year fixed account, GPAs and/or subaccounts in which you want to invest(3);

-  how you want to make purchase payments;

-  the date you want to start receiving annuity payouts (the retirement date);
   and

-  a beneficiary.

(1) If you and the annuitant are 79 or younger at contract issue, you may select the ROP, MAV or EDB death benefit. The EDB not be available in all states. If either you or the annuitant are 80 or older at contract issue, the ROP death benefit will apply.

(2) You may select either the GMIB or the PCR, but not both. Riders may not be available in all states. The GMIB is only available if the annuitant is 75 or younger at contract issue. If you select the GMIB you must select either the MAV death benefit or the EDB.

(3) Some states may restrict the amount you can allocate to the GPAs and the one-year fixed account. GPAs are not available under contracts issued in Maryland, Oregon, Pennsylvania or Washington and may not be available in other states.

The contract provides for allocation of purchase payments to the subaccounts of the variable account, to the GPAs and/or to the one-year fixed account in even 1% increments subject to the $1,000 minimum required investment for the GPAs. For contracts with applications signed on or after June 16, 2003, the amount of any purchase payment allocated to the GPAs and the one-year fixed account in total cannot exceed 30% of the purchase payment. More than 30% of a purchase payment may be so allocated if you establish a dollar cost averaging arrangement with respect to the purchase payment according to procedures currently in effect, or you are participating according to the rules of an asset allocation model portfolio program available under the contract, if any.


We apply your initial purchase payments to the GPAs, one-year fixed account and subaccounts you select. If we receive your purchase payment at our administrative office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our administrative office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.


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20 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

You may make monthly payments to your contract under a SIP. You must make an initial purchase payment of at least $5,000 in South Carolina, Texas or Washington or $2,000 in all other states. Then, to begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

THE RETIREMENT DATE

Annuity payouts begin on the retirement date. When we process your application, we will establish the retirement date to be the maximum age for nonqualified annuities and Roth IRAs and for qualified annuities the date specified below. You can also select a date within the maximum limits. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the retirement date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAs, the retirement date must be:

-  no earlier than the 30th day after the contract's effective date; and

- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAs, to comply with IRS regulations, the retirement date generally must be:

- for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you satisfy your required minimum distributions in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us.

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for this contract.

BENEFICIARY

We will pay your named beneficiary the death benefit if it becomes payable before the retirement date while the contract is in force and before annuity payouts begin. If there is no named beneficiary, then the default provisions of your contract apply. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS


Purchase payment amounts and purchase payment timing may vary by state and be limited under the terms of your contract.

MINIMUM PURCHASE PAYMENTS


  $50 for SIPs


  $100 for all other payments


MAXIMUM TOTAL PURCHASE PAYMENTS*

  $1,000,000 for issue ages up to 85

  $100,000 for issue ages 86 to 90

* These limits apply in total to all American Enterprise Life annuities you own. We reserve the right to waive or increase maximum limits. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

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21 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER

Send your check along with your name and contract number to our administrative office:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

829 AMERIPRISE FINANCIAL CENTER

MINNEAPOLIS, MN 55474

2 BY SIP


Contact your investment professional to complete the necessary SIP paperwork.


CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary or, if earlier, when the contract is fully withdrawn. We prorate this charge among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value. Some states limit the amount of any contract charge allocated to the one-year fixed account.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct this charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 1.25% of their average daily net assets on an annual basis. This fee includes coverage under any of the three death benefit options. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the GPAs or the one-year fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.


We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed below, will cover sales and distribution expenses.


--------------------------------------------------------------------------------
22 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE

We charge a fee (currently 0.35%) based on the adjusted contract value for this optional feature only if you select it. If selected, we deduct the fee from the contract value on your contract anniversary at the end of each contract year. We prorate the GMIB fee among the subaccounts, GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the GMIB fee, adjusted for the number of calendar days coverage was in place. We cannot increase the GMIB fee after the rider effective date and it does not apply after annuity payouts begin.

We calculate the fee as follows: 0.35% X (CV + ST - FAV)

     CV = contract value on the contract anniversary.

     ST = transfers from the subaccounts to the GPAs or the one-year fixed account made six months before the contract anniversary.

    FAV = the value of your GPAs and the one-year fixed account.

The result of ST - FAV will never be greater than zero. This allows us to base the GMIB fee largely on the subaccounts, and not on the GPAs or the one-year fixed account.

EXAMPLE

- You purchase the contract with a payment of $50,000 on Jan. 1, 2004 and allocate all of your payment to the subaccounts.

- On Sept. 1, 2004 your contract value is $75,000. You transfer $15,000 from the subaccounts to the one-year fixed account.

- On Jan. 1, 2005 (the first contract anniversary) the one-year fixed account value is $15,250 and the subaccount value is $58,000. Your total contract value is $73,250.

-  The GMIB fee percentage is 0.35%.

We calculate the charge for the GMIB as follows:

   Contract value on the contract anniversary:                                        $73,250.00

   plus transfers from the subaccounts to the one-year fixed account
   in the six months before the contract anniversary:                                 +15,000.00

   minus the value of the one-year fixed account on the contract anniversary:         -15,250.00
                                                                                      ----------
                                                                                      $73,000.00

The GMIB fee charged to you: 0.35% x $73,000 =                                        $   255.50

8% PERFORMANCE CREDIT RIDER (PCR) FEE

We charge a fee of 0.25% of your contract value for this optional feature only if you select it. If selected, we deduct the PCR fee from your contract value on your contract anniversary date at the end of each contract year. We prorate this fee among the subaccounts, GPAs and the one-year fixed account in the same proportion as your interest in each account bears to your total contract value.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the PCR fee, adjusted for the number of calendar days coverage was in place. We cannot increase the PCR fee.

WITHDRAWAL CHARGE

If you withdraw all or part of your contract, you may be subject to a withdrawal charge. A withdrawal charge applies if all or part of the withdrawal amount is from any purchase payment we received less than eight years before the date of withdrawal. The withdrawal charge percentages that apply to you are shown in your contract. In addition, amounts withdrawn from a GPA more than 30 days before the end of the applicable Guarantee Period will be subject to a MVA. (See "The Fixed Accounts -- Market Value Adjustments (MVA).")

Each time you make a purchase payment under the contract, a withdrawal charge attaches to that purchase payment. The withdrawal charge percentage for each purchase payment declines according to a schedule shown in the contract. For example, during the first two years after a purchase payment is made, the withdrawal charge percentage attached to that payment is 7%. The withdrawal charge percentage for that payment during the seventh year after it is made is 2%. At the beginning of the eighth year after that purchase payment is made, and thereafter, there is no withdrawal charge as to that payment.

You may withdraw an amount during any contract year without incurring a withdrawal charge. We call this amount the Total Free Amount ("TFA"). The TFA is the amount of your contract value that you may withdraw without incurring a withdrawal charge. Amounts withdrawn in excess of the Total Free Amount may be subject to a withdrawal charge as described below. The Total Free Amount is defined as the maximum of (a) and (b) where:


   (a)  is 10% of your prior anniversary's contract value; and


   (b)  is current contract earnings.

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23 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

NOTE: We determine current contract earnings (CE) by looking at the entire contract value (CV), not the earnings of any particular subaccount, GPA or the one-year fixed account. If the contract value is less than purchase payments received and not previously withdrawn (PPNPW) then contract earnings are zero. We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.

For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:

1. First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary's contract value. We do not assess a withdrawal charge on this amount.

2. Next, we withdraw contract earnings, if any, that are greater than the amount described in number one above. We do not assess a withdrawal charge on contract earnings.

3. Next we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.

NOTE: After withdrawing earnings in numbers one and two above, we next withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. If the amount described in number one above was greater than contract earnings prior to the withdrawal, the excess (XSF) will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge. We determine the amount of purchase payments being withdrawn
(PPW) in numbers three and four above as:

                 (ACV - XSF)
     PPW = XSF + ----------- X (PPNPW - XSF)
                  (CV - TFA)

If the additional contract value withdrawn is less than XSF, then PPW will equal ACV.

We determine your withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage, and then totaling the withdrawal charges.

The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn.

                    YEARS FROM PURCHASE             WITHDRAWAL CHARGE
                      PAYMENT RECEIPT                  PERCENTAGE
                              1                             7%

                              2                             7

                              3                             6

                              4                             6

                              5                             5

                              6                             4

                              7                             2

                              Thereafter                    0

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.27% if the assumed investment rate is 3.5% and 6.77% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

WITHDRAWAL CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the withdrawal charge on a contract with this history:

- The contract date is July 1, 2004 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and

-  We received these payments:

   -- $10,000 July 1, 2004;

   -- $8,000 Dec. 31, 2009;

   -- $6,000 Feb. 20, 2012; and

- You withdraw the contract for its total withdrawal value of $38,101 on Aug. 5, 2014 and made no other withdrawals during that contract year; and

-  The prior anniversary July 1, 2014 contract value was $38,488.

--------------------------------------------------------------------------------
24 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWAL CHARGE   EXPLANATION
   $  0             $3,848.80 is 10% of the prior anniversary's contract value withdrawn without withdrawal charge; and

      0             $10,252.20 is contract earnings in excess of the 10% TFA withdrawal amount withdrawn without withdrawal charge;
                    and

      0             $10,000 July 1, 2004 purchase payment was received eight or more years before withdrawal and is withdrawn without withdrawal charge; and

    400             $8,000 Dec. 31, 2009 purchase payment is in its fifth year from receipt, withdrawn with a 5% withdrawal charge;
                    and

    360             $6,000 Feb. 20, 2012 purchase payment is in its third year from receipt, withdrawn with a 6% withdrawal charge.
   ----
   $760

WAIVER OF WITHDRAWAL CHARGE

We do not assess a withdrawal charge for:

-  withdrawals of any contract earnings;

- withdrawals of amounts totaling up to 10% of your prior contract anniversary's contract value to the extent they exceed contract earnings;

- required minimum distributions from a qualified annuity provided the amount is no greater than the required minimum distribution amount calculated under your specific contract currently in force;

-  contracts settled using an annuity payout plan;

-  death benefits;

- withdrawals you make under your contract's "Waiver of Withdrawal Charges" provision. To the extent permitted by state law, your contract will include this provision when you and the annuitant are under age 76 at contract issue. We will waive withdrawal charges that we normally assess upon full or partial withdrawal if you provide proof satisfactory to us that, as of the date you request the withdrawal, you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. (See your contract for additional conditions and restrictions on this waiver); and

- to the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.


FUND FEES AND EXPENSES

There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")


PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

--------------------------------------------------------------------------------
25 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

VALUING YOUR INVESTMENT

We value your accounts as follows:

GPAs AND ONE-YEAR FIXED ACCOUNT

We value the amounts you allocated to the GPAs and the one-year fixed account directly in dollars. The value of these accounts equals:

- the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and the GPAs;

- plus any contract value credits allocated to the GPAs and the one-year fixed account;

-  plus interest credited;

- minus the sum of amounts withdrawn after any applicable MVA (including any applicable withdrawal charges) and amounts transferred out;

-  minus any prorated portion of the contract administrative charge; and

- minus the prorated portion of the fee for any of the following optional benefits you have selected:

   --  Guaranteed Minimum Income Benefit rider

   --  Performance Credit rider

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any contract value credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, a withdrawal charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways-- in number and in value.

The number of accumulation units you own may fluctuate due to:

-  additional purchase payments you allocate to the subaccounts;

-  any contract value credits allocated to the subaccounts;

-  transfers into or out of the subaccounts;

-  partial withdrawals;

-  withdrawal charges;

and the deduction of a prorated portion of:

-  the contract administrative charge; and

-  the fee for any of the following optional benefits you have selected:

   -- Guaranteed Minimum Income Benefit rider

   -- Performance Credit rider

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26 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

Accumulation unit values will fluctuate due to:

-  changes in fund net asset value;

-  fund dividends distributed to the subaccounts;

-  fund capital gains or losses;

-  fund operating expenses; and

- mortality and expense risk fee and the variable account administrative charge.

CONTRACT VALUE CREDITS

You are eligible to receive a contract value credit if you select the ROP Death Benefit. Before annuity payouts begin while this contract is in force we will apply contract value credits to your contract beginning on the eighth contract anniversary if there are "eligible purchase payments." Generally, we will apply contract value credits on an annual basis at your contract anniversary. However, we reserve the right to apply contract value credits on a quarterly or a monthly basis.

ELIGIBLE PURCHASE PAYMENTS: purchase payments not previously withdrawn that are no longer subject to a withdrawal charge (i.e., that are eight or more years old).

  ANNUAL CONTRACT VALUE CREDIT FORMULA: 0.50% X (CV X (EPP DIVIDED BY TPP))

     CV = contract value at the time of the calculation.

    EPP = eligible purchase payments at the time of the calculation.

    TPP = total purchase payments at the time of the calculation.

If we calculate and apply contract value credits on a quarterly basis, we will change the percentage we use in the calculation from 0.50% to 0.125%. If we calculate and apply the credit on a monthly basis, we will change the percentage we use in the calculation from 0.50% to 0.04167%.

We allocate contract value credits to the fixed accounts and subaccounts according to the asset allocation instructions that you have in place at the time we apply the contract value credit. We continue to apply contract value credits for the life of your contract until total withdrawal or annuity payouts begin. The contract value credits will be taxable when we distribute contract value to you.

The contract value credit is available because of lower costs associated with a reduced death benefit guarantee. Because the guaranteed death benefit is lower in situations where the contract value credit is paid, there may be circumstances where you may be worse off for having received the credit than in other contracts. In particular, if the market were to decline, and a death benefit became payable, the amount paid might be less.

EXAMPLE

- You purchase a contract on Jan. 1, 2004 with a payment of $100,000 and you select the ROP Death Benefit.

-  You make an additional payment on Jan. 1, 2008 of $60,000.

- Your contract value on Jan. 1, 2012 grows to $250,000. We choose to apply contract value credits on an annual basis. Your eligible purchase payment on Jan. 1, 2012 is the original $100,000 payment; the additional $60,000 payment made on Jan. 1, 2008 is still subject to a withdrawal charge. We calculate the contract value credit as follows:

     0.50% x ($250,000 x ($100,000 DIVIDED BY $160,000) = $781.25

   After application of the contract value credit, your contract value on Jan. 1, 2012 would be $250,781.25.

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27 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year GPA (without a MVA) to one or more subaccounts. The three to ten year GPAs are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from either the one-year fixed account or the two-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                 NUMBER
                                                 AMOUNT      ACCUMULATION       OF UNITS
                                        MONTH    INVESTED      UNIT VALUE        PURCHASED
By investing an equal number
of dollars each month...                 Jan       $100           $20              5.00

                                         Feb        100            18              5.56

you automatically buy                    Mar        100            17              5.88
more units when the
per unit market price is low... ---->    Apr        100            15              6.67

                                         May        100            16              6.25

                                         Jun        100            18              5.56

                                         Jul        100            17              5.88

and fewer units                          Aug        100            19              5.26
when the per unit
market price is high...         ---->    Sept       100            21              4.76

                                         Oct        100            20              5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.


Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your investment professional.


TIERED DOLLAR-COST AVERAGING (TIERED DCA) PROGRAM

If your net contract value(1) is at least $10,000, you can choose to participate in the Tiered DCA program. There is no charge for the Tiered DCA program. Under the Tiered DCA program, you can allocate a new purchase payment to one of two special Tiered DCA accounts. We determine which Tiered DCA account you are eligible for as follows:

                    IF YOUR NET CONTRACT VALUE(1) IS ...              WE ALLOCATE YOUR NEW PURCHASE PAYMENTS TO:
                          $10,000-$49,999                                          Tier 1 DCA account

                          $50,000 or more                                          Tier 2 DCA account(2)

(1) "Net contract value" equals your current contract value plus any new purchase payment you make. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, withdrawal requests and exchange requests submitted with your application.
(2) You cannot allocate your new purchase payments to a Tier 1 DCA account if you are eligible to participate in a Tier 2 DCA account.

You may only allocate a new purchase payment of at least $1,000 to the Tiered DCA account for which you are eligible. You cannot transfer existing contract values into the Tiered DCA account. Each Tiered DCA account lasts for only six months from the time we receive your first purchase payment. We make monthly transfers of your total Tiered DCA account value into the GPAs, the one-year fixed account and/or subaccounts you select over the six-month period. If you elect to transfer into a GPA, you must meet the $1,000 minimum required investment limitation for each transfer.

--------------------------------------------------------------------------------
28 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

We reserve the right to credit a lower interest rate to each Tiered DCA account if you select the GPAs or the one-year fixed account as part of your Tiered DCA transfers. We credit higher rates on the Tier 2 DCA account than on the Tier 1 DCA account. We will change the interest rate on each Tiered DCA account from time to time at our discretion. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes. We credit each Tiered DCA account with current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six-month period on the balance remaining in your Tiered DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Tiered DCA account into the accounts you selected.


Once you establish a Tiered DCA account, you cannot allocate additional purchase payments to it. However, you may establish another new Tiered DCA account and allocate new purchase payments to it when we change the interest rates we offer on these accounts. If you are funding a Tiered DCA account from multiple sources, we apply each purchase payment to the account and credit interest on that purchase payment on the date we receive it. This means that all purchase payments may not be in the Tiered DCA account at the beginning of the six-month period. Therefore, you may receive less total interest than you would have if all your purchase payments were in the Tiered DCA account from the beginning. If we receive any of your multiple payments after the six-month period ends, you can either allocate those payments to a new Tiered DCA account (if available) or to any other accounts available under your contract.

You cannot participate in the Tiered DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Tiered DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Tiered DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.

You may terminate your participation in the Tiered DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Tiered DCA account balance. We will transfer the remaining balance from your Tiered DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Tiered DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.


We can modify the terms or discontinue the Tiered DCA program at any time. Any modifications will not affect any purchase payments that are already in a Tiered DCA account. For more information on the Tiered DCA program, contact your investment professional.

The Tiered DCA program does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

ASSET REBALANCING


You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the GPAs or the one-year fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.


You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Tiered DCA program and you change your subaccount asset allocation for the asset rebalancing program, we will change your subaccount asset allocation under the Tiered DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your investment professional.


TRANSFERRING BETWEEN ACCOUNTS

You may transfer contract value from any one subaccount, GPAs or the one-year fixed account, to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the GPAs and the one-year fixed account.

The date your request to transfer will be processed depends on when we receive it:

- If we receive your transfer request at our administrative office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

- If we receive your transfer request at our administrative office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

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29 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to an MVA if done more than 30 days before the end of the guarantee period unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

We may suspend or modify transfer privileges at any time.


WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT INVEST IN A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE OR LESS RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower, too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of asset allocation or dollar-cost averaging. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

-  requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

-  not accepting telephone or electronic transfer requests;

-  requiring a minimum time period between each transfer;

-  not accepting transfer requests of an agent acting under power of attorney;

-  limiting the dollar amount that you may transfer at any one time; or

-  suspending the transfer privilege.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE, EXCHANGE AND REDEMPTION OF FUND SHARES. THIS


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30 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

ASSISTANCE MAY INCLUDE, BUT NOT BE LIMITED TO, PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER OR TAXPAYER IDENTIFICATION NUMBER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund may require us to reject your transfer request. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Further the risks of market timing may be greater for underlying funds that invest in securities, such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSES TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES


- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer. We reserve the right to limit transfers to the GPAs and one-year fixed account if the interest rate we are then currently crediting to the one-year fixed account is equal to the minimum interest rate stated in the contract.

- It is our general policy to allow you to transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA. For contracts issued before June 16, 2003, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.

   For contracts with applications signed on or after June 16, 2003, the amount of contract value transferred to the GPAs and the one-year fixed account cannot result in the value of the GPAs and the one-year fixed account in total being greater than 30% of the contract value. The time limitations on transfers from the GPAs and one-year fixed account will be enforced, and transfers out of the GPAs and one-year fixed account are limited to 30% of the GPA and one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater.

- You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA*, which may result in a gain or loss of contract value.

- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the GPAs will be effective on the valuation date we receive it.

- If you select a variable payout, once annuity payouts begin, you may make transfers once per contract year among the subaccounts and we reserve the right to limit the number of subaccounts in which you may invest.

-  Once annuity payouts begin, you may not make any transfers to the GPAs.

* Unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

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31 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

1 BY LETTER


Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or withdrawal to our administrative office:


AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

829 AMERIPRISE FINANCIAL CENTER

MINNEAPOLIS, MN 55474

MINIMUM AMOUNT

Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT

Transfers or withdrawals:  Contract value or entire account balance


* Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax with holding on the taxable portion of the distribution.


2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS


Your investment professional can help you set up automated transfers or partial withdrawals among your subaccounts, GPAs or one-year fixed account.


You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months. Until further notice, however, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.

- Automated withdrawals may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial withdrawals are in effect.

- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT

Transfers or withdrawals:  $100 monthly
                           $250 quarterly, semiannually or annually

3 BY PHONE

Call between 8 a.m. and 7 p.m. Central time:

(800) 333-3437

MINIMUM AMOUNT

Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT

Transfers:                 Contract value or entire account balance

Withdrawals:               $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals NOT be authorized from your account by writing to us.

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32 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWALS

You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. If we receive your withdrawal request at our administrative office before the close of business, we will process your withdrawal using the accumulation unit value we calculate on the valuation date we received your withdrawal request. If we receive your withdrawal request at our administrative office at or after the close of business, we will process your withdrawal using the accumulation unit value we calculate on the next valuation date after we received your withdrawal request. We may ask you to return the contract. You may have to pay contract charges or any applicable optional rider charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")

Any partial withdrawals you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected will also be reduced (see "Optional Benefits"). In addition, withdrawals you are required to take to satisfy required minimum distributions under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts, GPAs and/or the one-year fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. After executing a partial withdrawal, the value in each subaccount, GPA and the one-year fixed account must be either zero or at least $50.

RECEIVING PAYMENT

By regular or express mail:

-  payable to you;

-  mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

   -- the withdrawal amount includes a purchase payment check that has not cleared;

   -- the NYSE is closed, except for normal holiday and weekend closings;

   -- trading on the NYSE is restricted, according to SEC rules;

   -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

   -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL WITHDRAWAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

   -- you are at least age 59 1/2;

   -- you are disabled as defined in the Code;

   -- you severed employment with the employer who purchased the contract; or

   -- the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.




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33 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. If you have a GMIB rider, the rider will terminate upon transfer of ownership. (See "Optional Benefits.")

BENEFITS IN CASE OF DEATH

There are three death benefit options under this contract:

-  Return of Purchase Payments (ROP) Death Benefit;

-  Maximum Anniversary Value (MAV) Death Benefit; and

-  Enhanced Death Benefit (EDB) rider.

If either you or the annuitant are 80 or older at contract issue, the ROP death benefit will apply. If both you and the annuitant are 79 or younger at contract issue, you can elect either the ROP death benefit, the MAV death benefit or EDB death benefit rider (if its available in your state) on your application. If you select GMIB you must select either the MAV death benefit or the EDB death benefit rider. Once you elect an option, you cannot change it. We show the option that applies in your contract.

There are no additional charges for any of the death benefit options. However, if you select ROP death benefit you may be eligible for contract value credits (see "Valuing Your Investments -- Contract Value Credits").


Under all options, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you chose when you purchased the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.


RETURN OF PURCHASE PAYMENTS DEATH BENEFIT

The ROP death benefit is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:

1.   contract value; or

2.   total purchase payments minus adjusted partial withdrawals.

     ADJUSTED PARTIAL WITHDRAWALS FOR THE ROP OR MAV DEATH BENEFIT =  PW X DB
                                                                      -------
                                                                        CV

       PW = the partial withdrawal including any applicable withdrawal charge or MVA.

       DB = the death benefit on the date of (but prior to) the partial withdrawal.

       CV = contract value on the date of (but prior to) the partial withdrawal.




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34 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE

-  You purchase the contract with a payment of $20,000 on Jan. 1, 2004.

-  On Jan. 1, 2005 you make an additional purchase payment of $5,000.

- On March 1, 2005 the contract value falls to $22,000 and you take a $1,500 partial withdrawal.

-  On March 1, 2006 the contract value grows to $23,000.

   We calculate the ROP death benefit on March 1, 2006 as follows:

     Contract value at death:                                         $   23,000
                                                                      ==========
     Purchase payments minus adjusted partial withdrawals:

       Total purchase payments:                                       $25,000.00

       minus adjusted partial withdrawals calculated as:

       $1,500 x $25,000 =                                              -1,704.54
       ----------------                                               ----------
           $22,000

     for a death benefit of:                                          $23,295.45
                                                                      ==========
   The ROP death benefit, calculated as the greatest of these two
   values:                                                            $23,295.45

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT


The MAV death benefit is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. The MAV death benefit does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your investment professional whether or not the MAV death benefit is appropriate for your situation.


If both you and the annuitant are age 79 or younger at contract issue, you may choose to add the MAV death benefit to your contract. If you select the Guaranteed Minimum Income Benefit Rider you must select either the MAV death benefit or the EDB death benefit rider.

The MAV death benefit provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of the following:

1.   contract value;

2.   total purchase payments minus adjusted partial withdrawals; or

3. the maximum anniversary value immediately preceding the date of death plus any payments since that anniversary minus adjusted partial withdrawals since that anniversary.

MAXIMUM ANNIVERSARY VALUE (MAV): We calculate the MAV on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of: (a) your current contract value, or (b) total purchase payments minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV (plus any purchase payments since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the higher value. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial withdrawals from the MAV.




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35 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE

-  You purchase the contract with a payment of $20,000 on Jan. 1, 2004.

- On Jan. 1, 2005 (the first contract anniversary) the contract value grows to $29,000.

- On March 1, 2005 the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

   We calculate the MAV death benefit on March 1, 2005 as follows:

     Contract value at death:                                         $20,500.00
                                                                      ==========
     Purchase payments minus adjusted partial withdrawals:

       Total purchase payments:                                       $20,000.00

       minus adjusted partial withdrawals, calculated as:

       $1,500 x $20,000 =                                              -1,363.64
       ----------------                                               ----------
           $22,000

     for a death benefit of:                                          $18,636.36
                                                                      ==========
     The MAV immediately preceding the date of death plus any
     payments made since that anniversary minus adjusted partial withdrawals:

       MAV on the prior anniversary:                                  $29,000.00

       plus purchase payments made since the prior anniversary:            +0.00

       minus adjusted partial withdrawals, calculated as:

       $1,500 x $29,000 =                                              -1,977.27
       ----------------                                               ----------
           $22,000

     for a death benefit of:                                          $27,022.73
                                                                      ==========
   The MAV death benefit, calculated as the greatest of these
   three values:                                                      $27,022.73

ENHANCED DEATH BENEFIT (EDB)


The EDB is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. The EDB does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your investment professional whether or not the EDB is appropriate for your situation.


If this rider is available in your state and both you and the annuitant are 79 or younger at contract issue, you may choose to add the EDB to your contract. If you select the Guaranteed Minimum Income Benefit Rider you must select either the MAV death benefit or the EDB rider.


The EDB provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:


1.   contract value;

2.   total purchase payments minus adjusted partial withdrawals; or

3.   the 5% rising floor.

5% RISING FLOOR: This is the sum of the value of your GPAs, the one-year fixed account and the variable account floor. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we establish the variable account floor as:


-    the amounts allocated to the subaccounts at issue increased by 5%;

-    plus any subsequent amounts allocated to the subaccounts;


-    minus adjusted transfers and partial withdrawals from the subaccounts.




--------------------------------------------------------------------------------
36 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

Thereafter, we continue to add subsequent amounts allocated to the subaccounts and subtract adjusted transfers and partial withdrawals from the subaccounts. On each contract anniversary after the first, through age 80, we add an amount to the variable account floor equal to 5% of the prior anniversary's variable account floor. We stop adding this amount after you or the annuitant reach age 81.

     5% RISING FLOOR ADJUSTED TRANSFERS OR PARTIAL WITHDRAWALS = PWT X VAF
                                                                 ---------
                                                                     SV

       PWT = the amount transferred from the subaccounts or the amount of the partial withdrawal (including any applicable withdrawal charge) from the subaccounts.

       VAF = variable account floor on the date of (but prior to) the transfer or partial withdrawal.

        SV = value of the subaccounts on the date of (but prior to) the transfer or partial withdrawal.


EXAMPLE


- You purchase the contract with a payment of $25,000 on Jan. 1, 2004 with $5,000 allocated to the one-year fixed account and $20,000 allocated to the subaccounts.

- On Jan. 1, 2005 (the first contract anniversary), the one-year fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23, 200.

- On March 1, 2005, the one-year fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 partial withdrawal all from the subaccounts, leaving the contract value at $22,800.

   The death benefit on March 1, 2005 is calculated as follows:

     Contract value at death:                                         $22,800.00
                                                                      ==========
     Purchase payments minus adjusted partial withdrawals:

       Total purchase payments:                                       $25,000.00

       minus adjusted partial withdrawals, calculated as:

       $1,500 x $25,000 =                                              -1,543.21
       ----------------                                               ----------
           $24,300

     for a death benefit of:                                          $23,456.79
                                                                      ==========
     The 5% rising floor:

       The variable account floor on Jan. 1, 2005,

       calculated as: 1.05 x $20,000 =                                $21,000.00

       plus amounts allocated to the subaccounts since that
       anniversary:                                                        +0.00

       minus the 5% rising floor adjusted partial withdrawal from the subaccounts, calculated as:

       $1,500 x $21,000 =                                             $-1,657.89
       ----------------                                               ----------
          $19,000

       variable account floor benefit:                                $19,342.11

       plus the one-year fixed account value:                          +5,300.00
                                                                      ----------
     5% rising floor (value of the GPAs, the one-year fixed account
     and the variable account floor):                                 $24,642.11
                                                                      ==========
   The EDB death benefit, calculated as the greatest of these
   three values:                                                      $24,642.11




--------------------------------------------------------------------------------
37 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES


If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The GMIB rider, if selected, will terminate. (See "Optional Benefits.")

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and


- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

   Your spouse may elect to assume ownership of the contract at any time before annuity payments begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The GMIB rider, if selected, will terminate. (See "Optional Benefits.")

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:


   - the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and


   - payouts begin no later than one year following the year of your death; and

   - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan which guarantees payouts to a beneficiary after your death, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB)

The GMIB is intended to provide you with a guaranteed minimum lifetime income regardless of the volatility inherent in the investments in the subaccounts. You should consider whether the GMIB rider is appropriate for your situation because:


-  you must hold the GMIB for seven years;

- the GMIB rider terminates* on the contract anniversary after the annuitant's 86th birthday;

-  you can only exercise the GMIB within 30 days after a contract anniversary;

- the 6% rising floor value we use in the GMIB benefit base to calculate annuity payouts under the GMIB is limited after age 81; and


-  there are additional costs associated with the rider.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.

--------------------------------------------------------------------------------
38 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

If you are purchasing the contract as a qualified annuity, such as an IRA, and you are planning to begin annuity payouts after the date on which minimum distributions required by the IRS must begin, you should consider whether the GMIB is appropriate for you. Partial withdrawals you take from the contract, including those taken to satisfy required minimum distributions, will reduce the GMIB benefit base (defined below), which in turn may reduce or eliminate the amount of any annuity payments available under the rider (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). Consult a tax advisor before you purchase any GMIB with a qualified annuity, such as an IRA.

If this rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose to add this optional benefit at the time you purchase your contract for an additional annual charge (see "Charges"). You cannot select this rider if you select the 8% Performance Credit Rider. You must elect the GMIB along with either the MAV death benefit or the EDB death benefit rider at the time you purchase your contract and your rider effective date will be the contract issue date. If the annuitant is between age 73 and age 75 at contract issue, you should consider whether a GMIB rider is appropriate for your situation. Be sure to discuss with your investment professional whether either GMIB rider option is appropriate for your situation.

In some instances we may allow you to add the GMIB to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the GMIB on the next contract anniversary and this would become the rider effective date. For purposes of calculating the GMIB benefit base under these circumstances, we consider the contract value on the rider effective date to be the initial purchase payment; we disregard all previous purchase payments, transfers and withdrawals in the GMIB calculations.

INVESTMENT SELECTION UNDER THE GMIB: You may allocate your purchase payments or transfers to any of the subaccounts, the GPAs or the one-year fixed account. However, we reserve the right to limit the amount you allocate to subaccounts investing in the RiverSource Variable Portfolio - Cash Management Fund to 10% of the total amount in the subaccounts. If we are required to activate this restriction, and you have more than 10% of your subaccount value in this fund, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the GMIB if you have not satisfied the limitation after 60 days.


EXERCISING THE GMIB:

- you may only exercise the GMIB within 30 days after any contract anniversary following the expiration of a seven-year waiting period from the rider effective date.

-  the annuitant on the retirement date must be between 50 and 86 years old.

- you can only take an annuity payout under one of the following annuity payout plans:

   -- Plan A - Life Annuity -- no refund

   -- Plan B - Life Annuity with ten years certain

   -- Plan D - Joint and last survivor life annuity-- no refund

-  you may change the annuitant for the payouts.

When you exercise your GMIB, you may select a fixed or variable annuity payout plan. Fixed annuity payouts are calculated using the annuity purchase rates based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and an interest rate of 2.5%. Your annuity payouts remain fixed for the lifetime of the annuity payout period.

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:

                             P SUB(t-1) (1 + i) = P SUB(t)
                             ------------------
                                    1.05

     P SUB(t-1) =  prior annuity payout

     P SUB(t)   =  current annuity payout

     i          =  annualized subaccount performance

Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

--------------------------------------------------------------------------------
39 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

The GMIB benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base (described below) equal to the largest value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates we use in the 2.5% Table to calculate the minimum annuity payouts you will receive if you exercise the GMIB. If the GMIB benefit base is greater than the contract value, the GMIB may provide a higher annuity payout level than is otherwise available. However, the GMIB uses guaranteed annuity purchase rates which may result in annuity payouts that are less than the annuity purchase rates that we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB may be less than the income the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB, you will receive the higher standard payout option. The GMIB does not create contract value or guarantee the performance of any investment option.

GMIB BENEFIT BASE: If the GMIB is effective at contract issue, the GMIB benefit base is the greatest of:

1. contract value;

2. total purchase payments minus adjusted partial withdrawals; or

3. the 6% rising floor.

6% RISING FLOOR: This is the sum of the value of the GPAs, one-year fixed account and the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:


-  the initial purchase payments allocated to the subaccounts increased by 6%;

-  plus any subsequent amounts allocated to the subaccounts; and


-  minus adjusted transfers or partial withdrawals from the subaccounts.

Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 6% plus any subsequent amounts allocated to the subaccounts minus adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor after you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts.

Keep in mind that the 6% rising floor is limited after age 81.

We reserve the right to exclude from the GMIB benefit base any purchase payments you make in the five years before you exercise the GMIB. We would do so only if such payments total $50,000 or more or if they are 25% or more of total contract payments. If we exercise this right, we:

-  subtract each payment adjusted for market value from the contract value.

- subtract each payment from the 6% rising floor. We adjust the payments made to the GPAs and the one-year fixed account for market value. We increase payments allocated to the subaccounts by 6% for the number of full contract years they have been in the contract before we subtract them from the 6% rising floor.

For each payment, we calculate the market value adjustment to the contract value, the GPAs and the one-year fixed account value of the 6% rising floor as:

                                    PMT X CVG
                                    ---------
                                       ECV

     PMT = each purchase payment made in the five years before you exercise the GMIB.

     CVG = current contract value at the time you exercise the GMIB.

     ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments and partial withdrawals occur at the beginning of a contract year.

For each payment, we calculate the 6% increase of payments allocated to the subaccounts as:

                                 PMT X (1.06)(TO THE POWER OF CY)

      CY = the full number of contract years the payment has been in the contract.

TERMINATING THE GMIB

-  You may terminate the rider within 30 days after the first rider anniversary.

-  You may terminate the rider any time after the seventh rider anniversary.

-  The rider will terminate on the date:

   -- you make a full withdrawal from the contract;

   -- a death benefit is payable; or

   -- you choose to begin taking annuity payouts under the regular contract provisions.

- The GMIB rider will terminate* on the contract anniversary after the annuitant's 86th birthday.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.

--------------------------------------------------------------------------------
40 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE

- You purchase the contract with a payment of $100,000 on Jan. 1, 2004 and you allocate all of your purchase payment to the subaccounts.

-  There are no additional purchase payments and no partial withdrawals.

- Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:

CONTRACT                                                                                     GMIB
ANNIVERSARY                       CONTRACT VALUE   PURCHASE PAYMENTS   6% RISING FLOOR   BENEFIT BASE
 1                                  $107,000          $100,000            $106,000

 2                                   125,000           100,000             112,360

 3                                   132,000           100,000             119,102

 4                                   150,000           100,000             126,248

 5                                    85,000           100,000             133,823

 6                                   120,000           100,000             141,852

 7                                   138,000           100,000             150,363         $150,363

 8                                   152,000           100,000             159,388          159,388

 9                                   139,000           100,000             168,948          168,948

10                                   126,000           100,000             179,085          179,085

11                                   138,000           100,000             189,830          189,830

12                                   147,000           100,000             201,220          201,220

13                                   215,000           100,000             213,293          215,000

14                                   234,000           100,000             226,090          234,000

15                                   240,000           100,000             239,655          240,000

NOTE: The 6% rising floor value is limited after age 81, but the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB.


If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity option) would be:


                                                                              MINIMUM GUARANTEED MONTHLY INCOME
CONTRACT                                                PLAN A -                PLAN B -          PLAN D - JOINT AND
ANNIVERSARY                     GMIB                  LIFE ANNUITY --      LIFE ANNUITY WITH      LAST SURVIVOR LIFE
AT EXERCISE                  BENEFIT BASE               NO REFUND          TEN YEARS CERTAIN     ANNUITY -- NO REFUND
10                     $179,085 (6% Rising Floor)      $  872.14              $  850.65                $  691.27

15                     240,000 (Contract Value)         1,346.40               1,286.40                 1,034.40

The payouts above are shown at guaranteed annuity rates we use in the 2.5% Table. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:

CONTRACT                                                PLAN A -             PLAN B -             PLAN D - JOINT AND
ANNIVERSARY                     GMIB                  LIFE ANNUITY --      LIFE ANNUITY WITH      LAST SURVIVOR LIFE
AT EXERCISE                  BENEFIT BASE               NO REFUND          TEN YEARS CERTAIN     ANNUITY -- NO REFUND
10                            $126,000                 $  650.16               $  632.52               $  520.38

15                             240,000                  1,416.00                1,351.20                1,096.80

In the example above, at the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. If your subaccount performance is 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

--------------------------------------------------------------------------------
41 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

8% PERFORMANCE CREDIT RIDER (PCR)


The PCR is intended to provide you with an additional benefit if your earnings are less than the target value on the seventh and tenth rider anniversaries (see below). This is an optional benefit you may select for an additional annual charge of 0.25% of your contract value. The PCR does not provide any additional benefit before the seventh rider anniversary and it may not be appropriate for issue ages 83 or older due to this required holding period. Be sure to discuss with your investment professional whether or not the PCR is appropriate for your situation.


If the PCR is available in your state, you may choose to add this benefit to your contract at issue. You cannot select the PCR if you select the GMIB.


In some instances we may allow you to add the PCR to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the PCR on the next contract anniversary and this would become the rider effective date. For purposes of calculating the target value under these circumstances, we consider the contract value on the rider effective date to be the first contract year's purchase payments.

INVESTMENT SELECTION UNDER THE PCR: You may allocate your purchase payments or transfers to any of the subaccounts, GPAs or the one-year fixed account. However, we reserve the right to limit the aggregate amount in the GPAs and the one-year fixed account and amounts you allocate to subaccounts investing in the RiverSource Variable Portfolio - Cash Management Fund to 10% of your total contract value. If we are required to activate this restriction, and you have more than 10% of your contract value in these accounts, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the PCR if you have not satisfied the limitation after 60 days.


TARGET VALUE: We calculate the target value on each rider anniversary. There is no target value prior to the first rider anniversary. On the first rider anniversary we set the target value equal to your first year's purchase payments minus the target value adjusted partial withdrawals accumulated at an annual effective rate of 8%. Every rider anniversary after that, we recalculate the target value by accumulating the prior anniversary's target value and any additional purchase payments minus the target value adjusted partial withdrawals at an annual effective rate of 8%.

     TARGET VALUE ADJUSTED PARTIAL WITHDRAWALS = PW X TV
                                                 -------
                                                    CV

       PW = the partial withdrawal including any applicable withdrawal charge or MVA.

       TV = the target value on the date of (but prior to) the partial withdrawal.

       CV = contract value on the date of (but prior to) the partial withdrawal.

YOUR BENEFITS UNDER THE PCR ARE AS FOLLOWS:

(a) If on the seventh rider anniversary your contract value is less than the target value, we will add a PCR credit to your contract equal to:

                             3% X (PP - PCRPW - PP5)

       PP = total purchase payments and purchase payment credits.

    PCRPW = PCR adjusted partial withdrawals. The PCR adjusted partial withdrawal amount is an adjustment we make to determine the proportionate amount of any partial withdrawal attributable to purchase payments received five or more years before the target value is calculated (on the tenth year rider anniversary). For a more detailed description of the PCR adjusted partial withdrawal please see Appendix A.

      PP5 = purchase payments made in the prior five years.

We apply the PCR credit to your contract on the seventh rider anniversary and allocate it among the fixed accounts and subaccounts according to your current asset allocation.

(b) If on the tenth rider anniversary your contract value is less than the target value, we will add a PCR credit to your contract equal to:

                             5% X (PP - PCRPW - PP5)

We restart the calculation period for the PCR on the tenth rider anniversary and every ten years after that while you own the contract. We use the contract value (including any credits) on that anniversary as your first contract year's payments for calculating the target value and any applicable PCR credit. We may then apply additional PCR credits to your contract at the end of each seven- and ten-year period as described above.

PCR RESET: You can elect to lock in your contract growth by restarting the ten-year PCR calculation period on any contract anniversary. If you elect to restart the calculation period, the contract value on the restart date is used as the first year's payments for the calculating the target value and any applicable PCR credit. The next calculation period for the PCR will restart at the end of this new ten-year period. We must receive your request to restart the PCR calculation period within 30 days after a contract anniversary.

--------------------------------------------------------------------------------
42 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

TERMINATING THE PCR

- You may terminate the PCR within 30 days following the first contract anniversary after the PCR rider effective date.

- You may terminate the PCR within 30 days following the later of the tenth contract anniversary after the PCR rider effective date or the last rider reset date.

-  The PCR will terminate on the date:


   -- you make a full withdrawal from the contract;

   -- that a death benefit is payable; or


   -- you choose to begin taking annuity payouts.

EXAMPLE

-  You purchase the contract with a payment of $104,000 on Jan. 1, 2004.

-  There are no additional purchase payments and no partial withdrawals.

-  On Jan. 1, 2011, the contract value is $150,000.

- We determine the target value on Jan. 1, 2011 as your purchase payments (there are no partial withdrawals to subtract) accumulated at an annual effective rate of 8% or:

   $104,000 x (1.08)(TO THE POWER OF 7) = $104,000 x 1.71382 = $178,237.72.

   Your contract value ($150,000) is less than the target value ($178,237.72) so we will add a PCR credit to your contract equal to 3% of your purchase payments (there are no partial withdrawals or purchase payments made in the last five years to subtract), which is:

   0.03 x $104,000 = $3,120.

   After application of the PCR credit, your total contract value on Jan. 1, 2011 would be $153,120.

-  On Jan. 1, 2014, the contract value is $220,000.

- We determine the target value on Jan. 1, 2014 as your purchase payments (there are no partial withdrawals to subtract) accumulated at an annual effective rate of 8% or:

   $104,000 x (1.08)(TO THE POWER OF 10) = $104,000 x 2.158924 = $224,528.20.

   Your contract value ($220,000) is less than the target value ($224,528.20) so we will add a PCR credit to your contract equal to 5% of your purchase payments (there are no partial withdrawals or purchase payments made in the last five years to subtract), which is:

   0.05 x $104,000 = $5,200.

   After application of the PCR credit, your total contract value on Jan. 1, 2014 would be $225,200.

- The PCR calculation period automatically restarts on Jan. 1, 2014 with the target values first year's payments equal to $225,200. We would make the next PCR credit determination on Jan. 1, 2021.

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43 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS
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THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below except under annuity payout Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax).

If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-  the annuity payout plan you select;

-  the annuitant's age and, in most cases, sex;

-  the annuity table in the contract; and

-  the amounts you allocated to the accounts at settlement.


In addition, for variable annuity payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.


For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES


The annuity tables in your contract (Table A and Table B) show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first monthly variable annuity payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using a 5% assumed interest rate results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed annuity payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.


ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan. Generally, you may select one of the Plans A through E below or another plan agreed to by us.

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

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44 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS
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-  PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 5.27% and 6.77% depending on the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:


- in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

- in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the one-year fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

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45 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS
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TAXES


Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the GPAs, the one-year fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made taxable distributions according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. We will send you a tax information reporting form for any year in which we made a distribution according to our records.


NONQUALIFIED ANNUITIES

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.


ANNUITY PAYOUTS: Generally, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

WITHDRAWALS: If you withdraw part of your nonqualified annuity before your annuity payouts begin, your withdrawal will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds the investment in the contract. If you withdraw all of your nonqualified annuity before annuity payouts begin, your withdrawal will be taxed to the extent that the withdrawal value immediately before the withdrawal exceeds the investment in the contract. You also may have to pay a 10% IRS penalty for withdrawals of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

WITHHOLDING: If you receive taxable income as a result of an annuity payout or withdrawal, we may deduct withholding against the taxable income portion of the payout. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion.


The withholding requirements differ if we deliver the payout outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payout.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a contract is not exempt from estate or income taxes. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.


ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.


PENALTIES: If you receive amounts from your contract before reaching age
59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

- because of your death or, in the event of non-natural ownership, the death of the annuitant;

-  because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

-  if it is allocable to an investment before Aug. 14, 1982; or

-  if annuity payouts begin before the first contract anniversary.

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46 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS
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TRANSFER OF OWNERSHIP: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.

COLLATERAL ASSIGNMENT: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty. You may not collaterally assign or pledge your qualified contracts.

QUALIFIED ANNUITIES


Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's SPD, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.


ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.


REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans are subject to required withdrawals called required minimum distributions ("RMDs") beginning at age
70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits and optional riders to increase. RMDs may reduce the value of certain death benefits and optional benefits. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.


WITHDRAWALS: Under a qualified annuity, except a Roth IRA, the entire withdrawal will generally be includable as ordinary income and is subject to tax unless:
(1) the contract is an IRA to which you made non-deductible contributions; or
(2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

WITHDRAWALS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.


WITHHOLDING FOR IRAs, ROTH IRAs AND SEPs: If you receive taxable income as a result of an annuity payout or a withdrawal, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien. State withholding also may be imposed on taxable distributions.

WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding will not be imposed if:


- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;


-  the payout is a RMD as defined under the Code;


-  the payout is made on account of an eligible hardship; or

-  the payout is a corrective distribution.




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47 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS
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Payments made to a surviving spouse instead of being directly rolled over to an
IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:


-  Because of your death;


-  Because you become disabled (as defined in the Code);

- If the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);


- If the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs only); or


-  To pay certain medical or education expenses (IRAs only).


DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the qualified annuity. If you make non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.


SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDERS, THE MAV DEATH BENEFIT OR THE ENHANCED DEATH BENEFIT RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.


We reserve the right to report charges for this rider is partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.


CONTRACT VALUE CREDITS AND PCR CREDITS: These are considered earnings and are taxed accordingly when withdrawn or paid out.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

AMERICAN ENTERPRISE LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-  the reserve held in each subaccount for your contract; divided by

-  the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

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48 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS
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SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-  laws or regulations change;

-  the existing funds become unavailable; or

-  in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

-  add new subaccounts;

-  combine any two or more subaccounts;

-  transfer assets to and from the subaccounts or the variable account; and

-  eliminate or close any subaccounts.


We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).


In the event of substitution or any of these changes, we may amend the contracts and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER


Ameriprise Financial Services, Inc. serves as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. Ameriprise Financial Services, Inc. is a wholly-owned subsidiary of Ameriprise Financial, Inc.

Ameriprise Financial Services, Inc. distributes the contracts through unaffiliated broker-dealers ("selling firms") and their investment professionals. The selling firms have entered into distribution agreements with us and Ameriprise Financial Services, Inc. for the offer and sale of the contracts.

We pay time-of-sale commissions through Ameriprise Financial Services, Inc. to the selling firms or their affiliated insurance agencies. Some selling firms may elect to receive a lower commission when a purchase payment is made along with a quarterly payment based on contract value for so long as the contract remains in effect. Selling firms may be required to return compensation under certain circumstances. Commissions paid to selling firms as a percentage of purchase payments could exceed 9% of total purchase payments depending on various factors which may include how long your contract remains in effect. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments.


From time to time and in accordance with applicable laws and regulations we may also pay or provide selling firms with various cash and non-cash promotional incentives including bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.


A portion of the payments made to selling firms may be passed on to their investment professionals in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your investment professional for further information about what your investment professional and the selling firm for which he or she works may receive in connection with your purchase of a contract.


We intend to recoup a portion of the commissions and other distribution expenses we pay through certain fees and charges described in this prospectus including for example the mortality and expense risk charges and withdrawal charges. We or an affiliate may also receive all or part of the 12b-1 fees (see "Expense Summary -- Annual Operating Expenses of the Funds") that certain funds charge to help us pay commissions and other costs of distributing the contracts.

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49 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS
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ISSUER


We issue the annuities. We are a stock life insurance company organized in 1981 under the laws of the state of Indiana. Our administrative office is located at 829 Ameriprise Financial Center, Minneapolis, MN 55474. Our statutory address is: American Enterprise Life Insurance Company, 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. We are a wholly-owned subsidiary of IDS Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc.


We conduct a conventional life insurance business. Our primary products currently include fixed and variable annuity contracts. We offer these contracts through broker dealers and their affiliated insurance agencies who may also be affiliated with financial institutions such as banks.


As discussed above, we pay compensation on the sale of the contracts through Ameriprise Financial Services, Inc. to selling firms and their affiliated agencies that have entered into distribution agreements with Ameriprise Financial Services, Inc. and us for the sale of the contracts. This compensation will not result in any charge to contract owners or to the variable account in addition to the charges described in this prospectus.

LEGAL PROCEEDINGS

The SEC, the NASD and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. American Enterprise Life has received requests for information concerning some of these practices and is cooperating fully with these inquiries.

American Enterprise Life and its affiliates are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of their respective business activities. American Enterprise Life believes it has meritorious defenses to each of these actions and intends to defend them vigorously. American Enterprise Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

There are no pending legal proceedings affecting the Variable Account. During 2005, the principal underwriter of the contract, Ameriprise Financial Services, Inc., under its previous name, American Express Financial Advisors, Inc., settled various regulatory proceedings with the SEC, the NASD and state securities regulators. American Enterprise Life does not believe that the terms of any of these settlements will have a material adverse impact on the ability of Ameriprise Financial Services, Inc. to perform its duties on behalf of the Variable Account as principal underwriter of the contract.

ADDITIONAL INFORMATION


INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE


To the extent and only to the extent that any statement in a document incorporated by reference into this prospectus is modified or superseded by a statement in this prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this prospectus. The Annual Report on Form 10-K for the year ended Dec. 31, 2005 that we previously filed the SEC under the Securities Exchange Act of 1934 (1934 Act) and the Report of Unscheduled Material Events or Corporate Event on Form 8-K that we filed with the SEC on March 22, 2006 under the 1934 Act are incorporated by reference into this prospectus. To access these documents, see "SEC Filings" under "Investor Relations" on our website at www.ameriprise.com.

American Enterprise Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact American Enterprise Life at the telephone number and address listed on the first page of this prospectus.


AVAILABLE INFORMATION


This prospectus is part of a registration statement we file with the SEC. Additional information on American Enterprise Life and on this offering is available in the registration statement and other materials we file. You can obtain copies of these materials at the SEC's Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site that contains reports, proxy and information statements and other information regarding issuers that file electronically with the SEC. In addition to this prospectus, the SAI and information about the contract, information incorporated by reference is available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).


INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.

--------------------------------------------------------------------------------
50 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

APPENDIX A: 8% PERFORMANCE CREDIT RIDER ADJUSTED PARTIAL WITHDRAWAL

STEP ONE

For EACH withdrawal made within the current calculation period we calculate the remaining purchase payment amount (RPA):

     RPA = Total purchase payments and purchase payment credits made prior to the partial withdrawal in question minus the RPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the RPA will simply be the total purchase payments and purchase payment credits as there are no previous withdrawals to subtract.

   RPA ADJUSTED PARTIAL WITHDRAWALS = PW X RPA
                                      --------
                                         CV

     PW = the partial withdrawal including any applicable withdrawal charge or MVA.

     CV = the contract value on the date of (but prior to) the partial withdrawal.

    RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP TWO

For EACH withdrawal made within the current calculation period we calculate the eligible purchase payment amount (EPA):

     EPA = Total purchase payments and purchase payment credits made prior to the partial withdrawal in question AND prior to the five year exclusion period minus EPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the EPA will simply be the total purchase payments and purchase payment credits made before the five year exclusion period as there are no previous withdrawals to subtract. Also note that EPA/RPA will always be less than or equal to one.

   EPA ADJUSTED PARTIAL WITHDRAWALS = PW X EPA X EPA
                                      --------   ---
                                         CV      RPA

     PW = the partial withdrawal including any applicable withdrawal charge or MVA.

     CV = the contract value on the date of (but prior to) the partial withdrawal.

    EPA = the eligible premium amount on the date of (but prior to) the partial withdrawal.

    RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP THREE

The total PCRPW (Performance Credit Rider adjusted partial withdrawal) amount is the SUM OF EACH EPA ADJUSTED PARTIAL WITHDRAWAL.

EXAMPLE: Calculation at the end of the ten-year period assuming the contract is eligible for the PCR credit (i.e., your contract value is less than target value). This example does not include purchase payment credits.

- On Jan. 1, 2004 you purchase the contract with a purchase payment of $100,000.

- On Jan. 1, 2010 you make an additional purchase payment in the amount of $100,000.

-  Contract values before any partial withdrawals are shown below.

-  On Jan. 1, 2007 you make a partial withdrawal in the amount of $10,000.

-  On Jan. 1, 2012 you make another partial withdrawal in the amount of $10,000.

--------------------------------------------------------------------------------
51 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

NOTE: The shaded portion of the table indicates the five year exclusion period.

DATE                                TOTAL PURCHASE PAYMENTS               CONTRACT VALUE
------------------------------------------------------------------------------------------------
Jan. 1, 2004                                $100,000                         $100,000

Jan. 1, 2005                                 100,000                          110,000

Jan. 1, 2006                                 100,000                          115,000

Jan. 1, 2007                                 100,000                          120,000

Jan. 1, 2008                                 100,000                          115,000

Jan. 1, 2009                                 100,000                          120,000

Jan. 1, 2010                                 200,000                          225,000

Jan. 1, 2011                                 200,000                          230,000

Jan. 1, 2012                                 200,000                          235,000

Jan. 1, 2013                                 200,000                          230,000

Jan. 1, 2014                                 200,000                          235,000

STEP ONE: For each withdrawal made within the current calculation period we calculate the RPA:

For the first partial withdrawal on Jan. 1, 2007:

     RPA before the partial withdrawal =                                   RPA adjusted partial withdrawal =
     total purchase payments made prior to the partial withdrawal          $10,000 X $100,000  = $8,333
     minus the RPA adjusted partial withdrawals for all previous           ------------------
     partial withdrawals = $100,000 - 0 = $100,000                             $120,000

For the second partial withdrawal on Jan. 1, 2012:

     RPA before the partial withdrawal =                                   RPA adjusted partial withdrawal =
     total purchase payments made prior to the partial withdrawal          $10,000 X $191,667  = $8,156
     minus the RPA adjusted partial withdrawals for all previous           ------------------
     partial withdrawals = $200,000 - $8,333 = $191,667                        $235,000

STEP TWO: For each withdrawal made within the current calculation period, we calculate the EPA:

For the first partial withdrawal on Jan. 1, 2007:

     EPA before the partial withdrawal =                                   EPA adjusted partial withdrawal =
     total purchase payments made prior to the partial withdrawal          $10,000 X $100,000  x  $100,000  = $8,333
     AND the five-year exclusion period minus the EPA adjusted             ------------------     --------
     partial withdrawals for all previous partial                              $120,000           $100,000
     withdrawals = $100,000 - 0 = $100,000

For the second partial withdrawal on Jan. 1, 2012:

     EPA before the partial withdrawal =                                   EPA adjusted partial withdrawal =
     total purchase payments made prior to the partial withdrawal          $10,000 X $91,667  x     $ 91,667  = $1,866
     AND the five-year exclusion period minus the EPA                      -----------------       ----------
     adjusted partial withdrawals for all previous partial                     $235,000             $191,667
     withdrawals = $100,000 - $8,333 = $91,667

STEP THREE: The total PCRPW amount is the sum of each EPA adjusted partial withdrawal.

     PCRPW amount = $8,333 + $1,866 = $10,199

--------------------------------------------------------------------------------
52 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

APPENDIX B: CONDENSED FINANCIAL INFORMATION

(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses.

We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2005.

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                          2005    2004    2003    2002    2001    2000    1999    1998    1997    1996
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (8/26/1999)
Accumulation unit value at beginning of
  period                                     $0.95   $0.91   $0.71   $0.95   $1.26   $1.43   $1.00      --      --      --
Accumulation unit value at end of period     $1.02   $0.95   $0.91   $0.71   $0.95   $1.26   $1.43      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               2,133   2,822   2,936   3,287   4,269   3,037      57      --      --      --

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES (9/22/1999)
Accumulation unit value at beginning of
  period                                     $1.45   $1.28   $0.96   $1.23   $1.36   $1.26   $1.00      --      --      --
Accumulation unit value at end of period     $1.57   $1.45   $1.28   $0.96   $1.23   $1.36   $1.26      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 404     610     634     620     592     480       1      --      --      --

AIM V.I. PREMIER EQUITY FUND, SERIES I
SHARES * (10/30/1997)
Accumulation unit value at beginning of
  period                                     $1.10   $1.06   $0.86   $1.25   $1.45   $1.72   $1.34   $1.03   $1.00      --
Accumulation unit value at end of period     $1.15   $1.10   $1.06   $0.86   $1.25   $1.45   $1.72   $1.34   $1.03      --
Number of accumulation units outstanding
at end of period (000 omitted)               6,624   7,985   9,246  10,223  11,706  11,388   5,638   1,779      66      --

*AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES MERGED INTO AIM V.I. CORE EQUITY FUND, SERIES I SHARES ON APRIL 28, 2006

ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (9/22/1999)
Accumulation unit value at beginning of
  period                                     $0.67   $0.65   $0.46   $0.79   $1.08   $1.40   $1.00      --      --      --
Accumulation unit value at end of period     $0.68   $0.67   $0.65   $0.46   $0.79   $1.08   $1.40      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               1,202   1,283   1,451   1,387   1,958   2,278     105      --      --      --

ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (9/22/1999)
Accumulation unit value at beginning of
  period                                     $0.70   $0.65   $0.54   $0.79   $0.96   $1.17   $1.00      --      --      --
Accumulation unit value at end of period     $0.79   $0.70   $0.65   $0.54   $0.79   $0.96   $1.17      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               2,130   2,021   2,140   2,312   2,574   3,368      56      --      --      --

ALLIANCEBERNSTEIN VPS U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO (CLASS B) (9/22/1999)
Accumulation unit value at beginning of
  period                                     $1.28   $1.25   $1.23   $1.16   $1.09   $1.00   $1.00      --      --      --
Accumulation unit value at end of period     $1.29   $1.28   $1.25   $1.23   $1.16   $1.09   $1.00      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               1,149   1,347   1,392   1,554   1,282     743       7      --      --      --

BARON CAPITAL ASSET FUND - INSURANCE SHARES (9/22/1999)
Accumulation unit value at beginning of
  period                                     $1.70   $1.37   $1.07   $1.27   $1.14   $1.19   $1.00      --      --      --
Accumulation unit value at end of period     $1.73   $1.70   $1.37   $1.07   $1.27   $1.14   $1.19      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 441     480     522     518     617   1,639      31      --      --      --

CREDIT SUISSE TRUST - MID-CAP GROWTH PORTFOLIO (9/22/1999)
Accumulation unit value at beginning of
  period                                     $1.16   $1.04   $0.73   $1.05   $1.28   $1.31   $1.00      --      --      --
Accumulation unit value at end of period     $1.22   $1.16   $1.04   $0.73   $1.05   $1.28   $1.31      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  46      54      97      73     125     795       6      --      --      --

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (9/22/1999)
Accumulation unit value at beginning of
  period                                     $0.94   $0.90   $0.74   $0.90   $1.00   $1.05   $1.00      --      --      --
Accumulation unit value at end of period     $0.99   $0.94   $0.90   $0.74   $0.90   $1.00   $1.05      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               1,630   1,820   1,884   1,684   1,678   1,383      71      --      --      --

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (9/22/1999)
Accumulation unit value at beginning of
  period                                     $2.33   $1.90   $1.39   $1.56   $1.64   $1.24   $1.00      --      --      --
Accumulation unit value at end of period     $2.72   $2.33   $1.90   $1.39   $1.56   $1.64   $1.24      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               1,747   1,964   2,236   2,384   2,142   2,714      44      --      --      --


--------------------------------------------------------------------------------
53 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                          2005    2004    2003    2002    2001    2000    1999    1998    1997    1996
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS (9/22/1999)
Accumulation unit value at beginning of
  period                                     $0.95   $0.85   $0.60   $0.76   $0.98   $1.23   $1.00      --      --      --
Accumulation unit value at end of period     $1.11   $0.95   $0.85   $0.60   $0.76   $0.98   $1.23      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 465     499     510     568     529     516      33      --      --      --

FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (9/22/1999)
Accumulation unit value at beginning of
  period                                     $2.34   $1.80   $1.34   $1.33   $1.25   $0.97   $1.00      --      --      --
Accumulation unit value at end of period     $2.61   $2.34   $1.80   $1.34   $1.33   $1.25   $0.97      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 734     760     676     542     325     202       1      --      --      --

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (9/22/1999)
Accumulation unit value at beginning of
  period                                     $1.47   $1.32   $1.07   $1.23   $1.17   $1.05   $1.00      --      --      --
Accumulation unit value at end of period     $1.60   $1.47   $1.32   $1.07   $1.23   $1.17   $1.05      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)              11,340  11,643   4,692     966     546     170      31      --      --      --

FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/1/2002)
Accumulation unit value at beginning of
  period                                     $1.28   $1.09   $0.84   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period     $1.39   $1.28   $1.09   $0.84      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               1,549   1,200   1,018     286      --      --      --      --      --      --

GOLDMAN SACHS VIT CAPITAL GROWTH FUND (9/22/1999)
Accumulation unit value at beginning of
  period                                     $0.87   $0.81   $0.66   $0.88   $1.05   $1.16   $1.00      --      --      --
Accumulation unit value at end of period     $0.88   $0.87   $0.81   $0.66   $0.88   $1.05   $1.16      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 426     462     442     462     626     613     226      --      --      --

GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND (9/22/1999)
Accumulation unit value at beginning of
  period                                     $1.00   $0.89   $0.67   $0.83   $1.08   $1.27   $1.00      --      --      --
Accumulation unit value at end of period     $1.12   $1.00   $0.89   $0.67   $0.83   $1.08   $1.27      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 191     137     125     113      84     195      30      --      --      --

GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND (9/22/1999)
(PREVIOUSLY GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of
  period                                     $0.97   $0.85   $0.67   $0.87   $1.00   $1.12   $1.00      --      --      --
Accumulation unit value at end of period     $1.02   $0.97   $0.85   $0.67   $0.87   $1.00   $1.12      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               1,581   1,430   1,449   1,109   1,183   1,247     480      --      --      --

JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (5/2/2000)
Accumulation unit value at beginning of
  period                                     $0.35   $0.35   $0.25   $0.42   $0.68   $1.00      --      --      --      --
Accumulation unit value at end of period     $0.39   $0.35   $0.35   $0.25   $0.42   $0.68      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 843     717     751     779     878     898      --      --      --      --

JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES (5/2/2000)
Accumulation unit value at beginning of
  period                                     $0.68   $0.58   $0.44   $0.60   $0.80   $1.00      --      --      --      --
Accumulation unit value at end of period     $0.89   $0.68   $0.58   $0.44   $0.60   $0.80      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               1,039     951   2,119   1,323   1,719   1,304      --      --      --      --

JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (5/2/2000)
Accumulation unit value at beginning of
  period                                     $0.58   $0.57   $0.44   $0.61   $0.82   $1.00      --      --      --      --
Accumulation unit value at end of period     $0.60   $0.58   $0.57   $0.44   $0.61   $0.82      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               1,775   1,862   2,188   2,583   3,385   2,472      --      --      --      --

JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES (5/2/2000)
Accumulation unit value at beginning of
  period                                     $0.47   $0.39   $0.30   $0.42   $0.70   $1.00      --      --      --      --
Accumulation unit value at end of period     $0.52   $0.47   $0.39   $0.30   $0.42   $0.70      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               1,293   1,661   1,578   1,833   2,218   1,737      --      --      --      --


--------------------------------------------------------------------------------
54 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                          2005    2004    2003    2002    2001    2000    1999    1998    1997    1996
--------------------------------------------------------------------------------------------------------------------------
JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO (9/22/1999)
Accumulation unit value at beginning of
  period                                     $0.82   $0.76   $0.60   $0.81   $0.94   $1.07   $1.00      --      --      --
Accumulation unit value at end of period     $0.82   $0.82   $0.76   $0.60   $0.81   $0.94   $1.07      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 902     786     826     719     700     673      51      --      --      --

LAZARD RETIREMENT EQUITY PORTFOLIO (9/22/1999)
Accumulation unit value at beginning of
  period                                     $1.01   $0.92   $0.75   $0.91   $1.00   $1.01   $1.00      --      --      --
Accumulation unit value at end of period     $1.03   $1.01   $0.92   $0.75   $0.91   $1.00   $1.01      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 104     127     133     122     168     154       1      --      --      --

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO (9/22/1999)
Accumulation unit value at beginning of
  period                                     $0.91   $0.80   $0.63   $0.72   $0.96   $1.07   $1.00      --      --      --
Accumulation unit value at end of period     $0.99   $0.91   $0.80   $0.63   $0.72   $0.96   $1.07      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 157     147     133      79      82      62       1      --      --      --

MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS (9/22/1999)
Accumulation unit value at beginning of
  period                                     $1.24   $1.18   $0.89   $1.33   $1.42   $1.47   $1.00      --      --      --
Accumulation unit value at end of period     $1.29   $1.24   $1.18   $0.89   $1.33   $1.42   $1.47      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 994   1,044   1,301   1,252   1,506   2,229      64      --      --      --

MFS(R) RESEARCH SERIES - INITIAL CLASS (9/22/1999)
Accumulation unit value at beginning of
  period                                     $0.88   $0.77   $0.63   $0.85   $1.09   $1.16   $1.00      --      --      --
Accumulation unit value at end of period     $0.94   $0.88   $0.77   $0.63   $0.85   $1.09   $1.16      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               1,120   1,634   1,404   1,695   1,873   1,902     242      --      --      --

MFS(R) UTILITIES SERIES - INITIAL CLASS (9/22/1999)
Accumulation unit value at beginning of
  period                                     $1.24   $0.97   $0.72   $0.95   $1.27   $1.20   $1.00      --      --      --
Accumulation unit value at end of period     $1.43   $1.24   $0.97   $0.72   $0.95   $1.27   $1.20      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               1,748   1,935   1,996   2,205   2,550   1,939      30      --      --      --

PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (10/5/1998)
Accumulation unit value at beginning of
  period                                     $1.28   $1.16   $0.93   $1.16   $1.26   $1.18   $1.18   $1.00      --      --
Accumulation unit value at end of period     $1.32   $1.28   $1.16   $0.93   $1.16   $1.26   $1.18   $1.18      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               4,185   4,645   5,239   5,706   6,280   6,616   4,302     239      --      --

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (9/22/1999)
Accumulation unit value at beginning of
  period                                     $1.10   $0.96   $0.76   $0.93   $1.19   $1.33   $1.00      --      --      --
Accumulation unit value at end of period     $1.21   $1.10   $0.96   $0.76   $0.93   $1.19   $1.33      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               2,185   2,258   2,177   1,856   1,775   2,192     347      --      --      --

PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES (9/22/1999)
Accumulation unit value at beginning of
  period                                     $0.81   $0.73   $0.55   $0.65   $0.93   $1.53   $1.00      --      --      --
Accumulation unit value at end of period     $0.95   $0.81   $0.73   $0.55   $0.65   $0.93   $1.53      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 461     485   1,788     762   3,607     847      35      --      --      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - BALANCED FUND (2/21/1995)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of
  period                                     $1.93   $1.79   $1.51   $1.76   $1.99   $2.07   $1.83   $1.60   $1.36   $1.18
Accumulation unit value at end of period     $1.98   $1.93   $1.79   $1.51   $1.76   $1.99   $2.07   $1.83   $1.60   $1.36
Number of accumulation units outstanding
at end of period (000 omitted)               3,221   4,136   5,043   5,336   6,404   6,779   5,985   4,684   2,944   1,546

RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (2/21/1995)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of
  period                                     $1.24   $1.25   $1.26   $1.26   $1.24   $1.18   $1.15   $1.11   $1.07   $1.03
Accumulation unit value at end of period     $1.26   $1.24   $1.25   $1.26   $1.26   $1.24   $1.18   $1.15   $1.11   $1.07
Number of accumulation units outstanding
at end of period (000 omitted)               6,630   7,059   5,254   8,572   8,409   4,421     941     749     231     241


*THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AT DEC. 31, 2005 WERE 2.20% AND 2.23%, RESPECTIVELY.

--------------------------------------------------------------------------------
55 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                          2005    2004    2003    2002    2001    2000    1999    1998    1997    1996
--------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (2/21/1995)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of
  period                                     $1.62   $1.58   $1.53   $1.47   $1.38   $1.33   $1.33   $1.33   $1.24   $1.17
Accumulation unit value at end of period     $1.63   $1.62   $1.58   $1.53   $1.47   $1.38   $1.33   $1.33   $1.33   $1.24
Number of accumulation units outstanding
at end of period (000 omitted)               8,279   9,515   7,119   7,272   8,923  9,498    8,127   5,689   2,544   1,377

RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (5/2/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of
  period                                     $1.31   $1.12   $0.80   $1.01   $1.00   $1.00      --      --      --      --
Accumulation unit value at end of period     $1.46   $1.31   $1.12   $0.80   $1.01   $1.00      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 532     451     276     182     147      16      --      --      --      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND (5/2/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of
  period                                     $0.47   $0.44   $0.37   $0.50   $0.74   $1.00      --      --      --      --
Accumulation unit value at end of period     $0.50   $0.47   $0.44   $0.37   $0.50   $0.74      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 413     471     499     270     228     200      --      --      --      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (8/26/1999)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning of
  period                                     $1.16   $1.05   $0.85   $0.93   $0.90   $1.00   $1.00      --      --      --
Accumulation unit value at end of period     $1.19   $1.16   $1.05   $0.85   $0.93   $0.90   $1.00      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               3,380   3,074   2,699   2,403   5,449     556       8      --      --      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (2/21/1995)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of
  period                                     $1.56   $1.50   $1.18   $1.53   $1.89   $2.33   $1.91   $1.56   $1.27   $1.20
Accumulation unit value at end of period     $1.64   $1.56   $1.50   $1.18   $1.53   $1.89   $2.33   $1.91   $1.56   $1.27
Number of accumulation units outstanding
at end of period (000 omitted)               4,590   4,708   4,663   5,116   6,019   6,358   5,864   5,163   3,813   2,350

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP
EQUITY FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (10/29/1997) (PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW
DIMENSIONS FUND(R))

Accumulation unit value at beginning of
  period                                     $1.22   $1.20   $0.98   $1.27   $1.54   $1.72   $1.32   $1.05   $1.00      --
Accumulation unit value at end of period     $1.22   $1.22   $1.20   $0.98   $1.27   $1.54   $1.72   $1.32   $1.05      --
Number of accumulation units outstanding
at end of period (000 omitted)               3,748   4,250   4,512   3,938   4,237   3,717   2,141   1,108      69      --

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP
EQUITY FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (5/2/2000) (PREVIOUSLY AXP(R) VARIABLE PORTFOLIO
- SHORT DURATION U.S. GOVERNMENT FUND)

Accumulation unit value at beginning of
  period                                     $1.16   $1.16   $1.16   $1.11   $1.06   $1.00      --      --      --      --
Accumulation unit value at end of period     $1.16   $1.16   $1.16   $1.16   $1.11   $1.06      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 469     521     466     520     259      76      --      --      --      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (5/2/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of
  period                                     $1.27   $1.09   $0.74   $0.91   $0.99   $1.00      --      --      --      --
Accumulation unit value at end of period     $1.31   $1.27   $1.09   $0.74   $0.91   $0.99      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  85      89     178      69      66      20      --      --      --      --

ROYCE MICRO-CAP PORTFOLIO (9/22/1999)
Accumulation unit value at beginning of
  period                                     $2.44   $2.17   $1.48   $1.72   $1.34   $1.15   $1.00      --      --      --
Accumulation unit value at end of period     $2.68   $2.44   $2.17   $1.48   $1.72   $1.34   $1.15      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 446     505     510     369     267     239      37      --      --      --


--------------------------------------------------------------------------------
56 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                          2005    2004    2003    2002    2001    2000    1999    1998    1997    1996
--------------------------------------------------------------------------------------------------------------------------
ROYCE SMALL-CAP PORTFOLIO (9/22/1999)
Accumulation unit value at beginning of
  period                                     $2.40   $1.95   $1.40   $1.65   $1.38   $1.05   $1.00      --      --      --
Accumulation unit value at end of period     $2.57   $2.40   $1.95   $1.40   $1.65   $1.38   $1.05      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 576     658     735     712     543     188       1      --      --      --

THIRD AVENUE VALUE PORTFOLIO (5/2/2000)
Accumulation unit value at beginning of
  period                                     $2.11   $1.79   $1.27   $1.44   $1.29   $1.00      --      --      --      --
Accumulation unit value at end of period     $2.39   $2.11   $1.79   $1.27   $1.44   $1.29      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 577     705     786     539     557      63      --      --      --      --

WANGER INTERNATIONAL SMALL CAP (9/22/1999)
Accumulation unit value at beginning of
  period                                     $1.34   $1.04   $0.71   $0.83   $1.07   $1.51   $1.00      --      --      --
Accumulation unit value at end of period     $1.60   $1.34   $1.04   $0.71   $0.83   $1.07   $1.51      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 484     439   2,509     479     523     431      28      --      --      --

WANGER U.S. SMALLER COMPANIES (9/22/1999)
Accumulation unit value at beginning of
  period                                     $1.55   $1.33   $0.94   $1.15   $1.04   $1.15   $1.00      --      --      --
Accumulation unit value at end of period     $1.70   $1.55   $1.33   $0.94   $1.15   $1.04   $1.15      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               1,171     455     382     351     268     231      19      --      --      --


--------------------------------------------------------------------------------
57 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Calculating Annuity Payouts                                p.  3
Rating Agencies                                            p.  4

Revenues Received During Calendar Year 2005                p.  4
Principal Underwriter                                      p.  5
Independent Registered Public Accounting Firm              p.  5
Condensed Financial Information (Unaudited)                p.  6
Financial Statements


--------------------------------------------------------------------------------
58 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

[RIVERSOURCE ANNUITIES(SM) LOGO]

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

829 AMERIPRISE FINANCIAL CENTER

MINNEAPOLIS, MN 55474
(800) 333-3437

43444 K (5/06)

PROSPECTUS


MAY 1, 2006


RIVERSOURCE

SIGNATURE SELECT(SM) VARIABLE ANNUITY


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY


ISSUED BY: AMERICAN ENTERPRISE LIFE INSURANCE COMPANY (AMERICAN ENTERPRISE LIFE)
           829 Ameriprise Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 333-3437
           (Administrative Office)

           AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT/AMERICAN ENTERPRISE MVA ACCOUNT

This prospectus contains information that you should know before investing. Prospectuses are also available for:

AIM Variable Insurance Funds, Series II Shares

AllianceBernstein Variable Products Series Fund, Inc. (Class B)

American Century(R) Variable Portfolios, Inc., Class II


Columbia Funds Variable Insurance Trust

Dreyfus Investment Portfolios, Service Share Class

Dreyfus Variable Investment Fund, Service Share Class

Fidelity(R) Variable Insurance Products Service Class 2

Fidelity(R) Variable Insurance Products Service Class 2
   Trust (FTVIPT) - Class 2

Goldman Sachs Variable Insurance Trust (VIT)


MFS(R) Variable Insurance Trust(SM) - Service Class

Oppenheimer Variable Account Funds, Service Shares

Putnam Variable Trust - Class IB Shares

RiverSource(SM) Variable Portfolio Funds (previously American Express(R) Variable Portfolio Funds)

The Universal Institutional Funds, Inc., Class II Shares

Van Kampen Life Investment Trust Class II Shares

Wanger Advisors Trust

Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).


Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your investment professional about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

The contract and/or certain optional benefits described in this prospectus may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents.


American Enterprise Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

--------------------------------------------------------------------------------
1 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life offers other variable annuity contracts in addition to the contract described in this prospectus. Each annuity has different features and optional benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to your annuity account values. The fees and charges you will pay when buying, owning and withdrawing money from the contract we describe in this prospectus may be more or less than the fees and charges of other variable annuities we issue. A securities broker dealer authorized to sell the contract described in this prospectus (selling firm) may not offer all the variable annuities we issue. In addition, some selling firms may prohibit their investment professionals from offering the contract and/or optional benefits described herein to persons over a certain age (which may be lower than age limits we set), or may otherwise restrict the sale of the optional benefits described herein by their investment professionals. You should ask your investment professional about his or her selling firm's ability to offer you other variable annuities we issue (which might have lower fees and charges than the contract described in this prospectus), and any limits the selling firm has placed on your investment professional's ability to offer you the contract and/or optional riders described in this prospectus.


TABLE OF CONTENTS


KEY TERMS                                                                      3
THE CONTRACT IN BRIEF                                                          5
EXPENSE SUMMARY                                                                7
CONDENSED FINANCIAL INFORMATION                                               13
FINANCIAL STATEMENTS                                                          13
THE VARIABLE ACCOUNT AND THE FUNDS                                            13
THE GUARANTEE PERIOD ACCOUNTS (GPAs)                                          25
THE FIXED ACCOUNT                                                             26
BUYING YOUR CONTRACT                                                          28
CHARGES                                                                       30
VALUING YOUR INVESTMENT                                                       36
MAKING THE MOST OF YOUR CONTRACT                                              38
WITHDRAWALS                                                                   48
TSA -- SPECIAL WITHDRAWAL PROVISIONS                                          49
CHANGING OWNERSHIP                                                            49
BENEFITS IN CASE OF DEATH                                                     49
OPTIONAL BENEFITS                                                             52
THE ANNUITY PAYOUT PERIOD                                                     74
TAXES                                                                         76
VOTING RIGHTS                                                                 79
SUBSTITUTION OF INVESTMENTS                                                   79
ABOUT THE SERVICE PROVIDERS                                                   80
ADDITIONAL INFORMATION                                                        82
APPENDIX A: EXAMPLE -- MARKET VALUE ADJUSTMENT (MVA)                          84
APPENDIX B: EXAMPLE -- INCOME ASSURER BENEFIT(SM) RIDER FEE                   86
APPENDIX C: EXAMPLE -- WITHDRAWAL CHARGES                                     87
APPENDIX D: EXAMPLE -- DEATH BENEFITS                                         90
APPENDIX E: EXAMPLE -- ACCUMULATION PROTECTOR BENEFIT(SM) RIDER               93
APPENDIX F: EXAMPLE -- GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER        95
APPENDIX G: GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER --
  ADDITIONAL RMD DISCLOSURE                                                   97
APPENDIX H: GUARANTOR(SM) WITHDRAWAL BENEFIT -- RIDER B DISCLOSURE            99
APPENDIX I: GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER  -- ADDITIONAL RMD
  DISCLOSURE                                                                 103
APPENDIX J EXAMPLE -- GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER                 104
APPENDIX K: EXAMPLE -- INCOME ASSURER BENEFIT(SM) RIDERS                     106
APPENDIX L: EXAMPLE -- BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER             111
APPENDIX M: EXAMPLE -- BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER        113
APPENDIX N: CONDENSED FINANCIAL INFORMATION (UNAUDITED)                      115
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION                 125



CORPORATE CONSOLIDATION

Later this year, American Enterprise Life and one of its affiliates, American Partners Life Insurance Company, plan to merge into their parent company, IDS Life Insurance Company (IDS Life). This merger will help simplify overall corporate structure because these three life insurance companies will be consolidated into one. We currently expect this consolidation to occur at the end of 2006, subject to certain regulatory and other approvals. At the time of the consolidation, we plan to change the name of the surviving life insurance company to RiverSource Life Insurance Company. This consolidation and renaming will not have any adverse effect on the benefits under your contract.


--------------------------------------------------------------------------------
2 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS


THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

AMERICAN ENTERPRISE LIFE: In this prospectus, "we," "us," "our" and "American Enterprise Life" refer to American Enterprise Life Insurance Company.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.


FIXED ACCOUNT: Our general account which includes the one-year fixed account and the DCA fixed account. Amounts you allocate to the fixed account earn interest rates we declare periodically.


FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GUARANTEE PERIOD: The number of successive 12 month periods that a guaranteed interest rate is credited.

GUARANTEE PERIOD ACCOUNTS (GPAs): A nonunitized separate account to which you may allocate purchase payments or transfer contract value of at least $1,000. These accounts have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments or transfer contract value to a GPA. These guaranteed rates and periods of time may vary by state. Unless an exception applies, transfers or withdrawals from a GPA done more than 30 days before the end of the Guarantee Period will receive a Market Value Adjustment, which may result in a gain or loss of principal.

MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its guarantee period.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

-  Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

-  Roth IRAs under Section 408A of the Code

-  Simplified Employee Pension (SEP) plans under Section 408(k) of the Code


-  Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code


A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date you add a rider to the contract.

--------------------------------------------------------------------------------
3 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or withdrawal request) at our administrative office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our administrative office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

--------------------------------------------------------------------------------
4 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

THE CONTRACT IN BRIEF


PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, the fixed account or subaccounts of the variable account under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax).


It may not be advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another in a "tax-free" exchange under Section 1035 of the Code. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a withdrawal charge when you exchange out of your old contract and a new withdrawal charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest.

TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans including IRAs and TSAs to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions ("RMDs"). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.


FREE LOOK PERIOD: You may return your contract to your investment professional or to our administrative office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (EXCEPTION: If the law requires, we will refund all of your purchase payments.)


ACCOUNTS: Generally, you may allocate your purchase payments among any or all of:


- the subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 36)

- the GPAs, which earn interest at rates that we declare when you allocate purchase payments or transfer contract value to these accounts. Some states restrict the amount you can allocate to these accounts. The required minimum investment in a GPA is $1,000. These accounts may not be available in all states. (p. 25)

- the one-year fixed account, which earns interest at rates that we adjust periodically. There are restrictions on the amount you can allocate to this account as well as on transfers from this account (see "Buying Your Contract" and "Transfer policies"). (p. 28 and p. 46)

- the DCA fixed account, which earns interest at rates that we adjust periodically. There are restrictions on how long contract value can remain in this account (see "DCA Fixed Account"). (p. 26)

BUYING YOUR CONTRACT: There are many factors to consider carefully and fully before you buy a variable annuity and any optional benefit rider. Variable annuities -- with or without optional benefit riders -- are not right for everyone. MAKE SURE YOU HAVE ALL THE FACTS YOU NEED BEFORE YOU PURCHASE A VARIABLE ANNUITY OR CHOOSE AN OPTIONAL BENEFIT RIDER. When considering the purchase of a variable annuity and when choosing an optional benefit rider, you should always work with an investment professional you know and trust. Older persons who are considering buying a variable annuity may find it helpful to consult with or include a family member, friend or other trusted advisor in the decision making process before buying a contract.

After carefully reviewing this prospectus and any other disclosure materials you are provided, make sure you understand how the variable annuity and any optional benefit riders you choose work. Make sure that the annuity and any optional rider you are considering will meet both your current and anticipated future financial situation and needs. Some of the factors among others you may wish to consider before you buy a variable annuity or choose an optional benefit rider include:

- Your age: if you are an older person, you may not necessarily have a need for tax deferral, retirement income or a death benefit.

- How long you plan to hold your annuity: The contract has withdrawal charges. (p. 7) Does the contract meet your current and anticipated future needs for liquidity?

- How and when you plan to take money from your annuity: under current tax law, withdrawals, including withdrawals made under optional benefit riders, are taxed differently than annuity payments. In addition, certain withdrawals may be subject to a federal income tax penalty. (p. 76)


--------------------------------------------------------------------------------
5 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

- Your investment objectives, how much experience you have in managing investments and how much risk you are you willing to accept.

- Short-term trading: if you plan to manage your investment in the contract by frequent or short-term trading, this contract is not suitable for you and you should not buy it. (p. 44)

- If you can afford the contract: Are your annual income and assets adequate to buy the annuity and any optional benefit riders you may choose?

- The fees and expenses you will pay when buying, owning and withdrawing money from this contract. (p. 7)

Your investment professional will help you complete an application. We are required by law to obtain certain personal information from you which will be used by us to verify your identity. If you do not provide us the information, we may not be able to issue your contract. If we are unable to verify your identity, we reserve the right to reject your application or take such other steps as we deem reasonable. Applications are subject to acceptance at our administrative office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. Purchase payment amounts and purchase payment timing may vary by state and be limited under the terms of your contract. (p. 28)


MINIMUM INITIAL PURCHASE PAYMENT
         $10,000

MINIMUM ADDITIONAL PURCHASE PAYMENT
         $50 for Systematic Investment Plans (SIPs)
         $100 for all other payment plans.

MAXIMUM TOTAL PURCHASE PAYMENTS*
         $1,000,000


* This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to waive or increase the maximum limit. For qualified annuities, the Code's limits on annual contributions also apply. We also reserve the right to restrict cumulative additional purchase payments for contracts with the Guarantor Withdrawal Benefit for Life(SM) rider or the Guarantor(SM) Withdrawal Benefit rider. Additional purchase payments are restricted during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit(SM) rider.

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to an MVA, unless an exception applies. You may establish automated transfers among the accounts. Transfers into the DCA fixed account are not permitted. We reserve the right to limit transfers to the one-year fixed account if the interest rate we are then currently crediting is equal to the minimum interest rate stated in the contract. (p. 44)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences. Certain other restrictions may apply.
(p. 48)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 49)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount based on the death benefit selected. (p. 49)

OPTIONAL BENEFITS: This contract offers features that are available for additional charges if you meet certain criteria. Optional benefits may require the use of a model portfolio which may limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of partial withdrawals that can be taken under the optional benefit during a contract year. (p. 52)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The GPAs and the DCA fixed account are not available during the payout period. (p. 74)

TAXES: Generally, income earned on your contract value grows tax-deferred until you make withdrawals or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 76)


--------------------------------------------------------------------------------
6 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

LIMITATIONS ON USE OF CONTRACT: If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values and to satisfy other statutory obligations. Under these circumstances we may refuse to implement requests for transfers, withdrawals or death benefits until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.


EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND MAKING A WITHDRAWAL FROM THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME YOU BUY THE CONTRACT OR MAKE A WITHDRAWAL FROM THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE

(Contingent deferred sales charge as a percentage of purchase payments withdrawn)

                         YEARS FROM PURCHASE                WITHDRAWAL CHARGE
                           PAYMENT RECEIPT                     PERCENTAGE
                                1                                  7%
                                2                                  7
                                3                                  6
                                4                                  6
                                5                                  5
                                6                                  4
                                7                                  2
                                Thereafter                         0

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIC PERIOD:
Under this annuity payout plan, in most cases you can elect to take a withdrawal of the remaining variable payouts. If you take a withdrawal we impose a withdrawal charge. This charge will vary based on the death benefit guarantee and the assumed investment rate (AIR) you selected for the variable payouts. The withdrawal charge equals the present value of the remaining variable payouts using an AIR of either 3.5% or 5.0% minus the present value of the remaining variable payouts using the applicable discount rate shown in the table below. (See "Charges -- Withdrawal Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

IF YOUR AIR IS:                          THEN YOUR DISCOUNT RATE PERCENT (%) IS:
 3.5%                                                   6.30%
 5.0%                                                   7.80%

--------------------------------------------------------------------------------
7 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average daily subaccount value.)

YOU MUST CHOOSE ONE OF THE FOUR DEATH BENEFIT GUARANTEES. THE DEATH BENEFIT YOU CHOOSE DETERMINES THE MORTALITY AND EXPENSE RISK FEE YOU PAY. THE TABLE BELOW SHOWS THE DEATH BENEFIT GUARANTEES AVAILABLE TO YOU AND THEIR COST. THE VARIABLE ACCOUNT ADMINISTRATIVE CHARGE IS IN ADDITION TO THE MORTALITY AND EXPENSE RISK FEE.

                                     MORTALITY AND               VARIABLE ACCOUNT              TOTAL VARIABLE
                                    EXPENSE RISK FEE           ADMINISTRATIVE CHARGE           ACCOUNT EXPENSE
ROP DEATH BENEFIT                        1.30%                        0.15%                         1.45%
MAV DEATH BENEFIT                        1.50                         0.15                          1.65
5% ACCUMULATION DEATH BENEFIT            1.65                         0.15                          1.80
ENHANCED DEATH BENEFIT                   1.70                         0.15                          1.85

OTHER ANNUAL EXPENSES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                        $40

(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.)

OPTIONAL DEATH BENEFITS

If eligible, you may select an optional death benefit in addition to the ROP and MAV Death Benefits. The fees apply only if you select one of these benefits.

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER FEE                               0.25%
BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER FEE                          0.40%

(As a percentage of the contract value charged annually on the contract anniversary.)

OPTIONAL LIVING BENEFITS


If eligible, you may select ONE of the following optional living benefits if available in your state. Each optional living benefit requires the use of an asset allocation model. The fees apply only if you elect one of these benefits.



ACCUMULATION PROTECTOR BENEFIT(SM) RIDER FEE                                           MAXIMUM: 1.75%       CURRENT: 0.55%
(Charged annually on the contract anniversary as a percentage of the contract value or the Minimum Contract Accumulation Value, whichever is greater.)
GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER FEE                                    MAXIMUM: 1.50%       CURRENT: 0.65%
(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)
GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER FEE                                             MAXIMUM: 1.50%       CURRENT: 0.55%
(As a percentage of contract value charged annually on the contract anniversary.)
INCOME ASSURER BENEFIT(SM) - MAV RIDER FEE                                             MAXIMUM: 1.50%       CURRENT: 0.30%(1)
INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION BENEFIT BASE RIDER FEE                    MAXIMUM: 1.75%       CURRENT: 0.60%(1)
INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE RIDER FEE  MAXIMUM: 2.00%       CURRENT: 0.65%(1)
(As a percentage of the guaranteed income benefit base charged annually on the contract anniversary.)


(1) For applications signed prior to Oct. 7, 2004, the following current annual rider charges apply: Income Assurer Benefit(SM) - MAV -- 0.55%, Income Assurer Benefit(SM) - 5% Accumulation Benefit Base -- 0.70%; and Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base -- 0.75%.

--------------------------------------------------------------------------------
8 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS FOR THE LAST FISCAL YEAR. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM ANNUAL OPERATING EXPENSES FOR THE FUNDS


(Including management fee, distribution and/or service (12b-1) fees and other expenses)(a)



                                                                     MINIMUM      MAXIMUM
Total expenses before fee waivers and/or expense reimbursements      0.53%        2.59%



(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                           GROSS TOTAL
                                                      MANAGEMENT    12b-1     OTHER           ANNUAL
                                                         FEES        FEES    EXPENSES        EXPENSES
AIM V.I. Basic Value Fund, Series II Shares              0.72%      0.25%      0.30%       1.27%(1),(2)
AIM V.I. Capital Development Fund, Series II Shares      0.75       0.25       0.34        1.34(1),(3)
AIM V.I. Mid Cap Core Equity Fund, Series II Shares      0.72       0.25       0.31        1.28(1)
AllianceBernstein VPS Balanced Shares Portfolio
  (Class B)                                              0.55       0.25       0.16        0.96(4)
(previously AllianceBernstein VP Total Return
  Portfolio (Class B)
AllianceBernstein VPS Growth and Income Portfolio
  (Class B)                                              0.55       0.25       0.05        0.85(4)
AllianceBernstein VPS International Value Portfolio
  (Class B)                                              0.75       0.25       0.12        1.12(4)
American Century VP Inflation Protection, Class II       0.49       0.25       0.01        0.75(4)
American Century VP International, Class II              1.13       0.25         --        1.38(4)
American Century VP Ultra(R), Class II                   0.90       0.25       0.01        1.16(4)
American Century VP Value, Class II                      0.83       0.25         --        1.08(4)
Columbia High Yield Fund, Variable Series, Class B       0.55       0.25       0.37        1.17(5)
Columbia Small Cap Value Fund, Variable Series,
  Class B                                                0.80       0.25       0.10        1.15(6)
(previously Colonial Small Cap Value Fund, Variable
  Series, Class B)
Dreyfus Investment Portfolios MidCap Stock
  Portfolio, Service Shares                              0.75       0.25       0.04        1.04(4),(7)
Dreyfus Investment Portfolios Technology Growth
  Portfolio, Service Shares                              0.75       0.25       0.06        1.06(4)
Dreyfus Variable Investment Fund Appreciation
  Portfolio, Service Shares                              0.75       0.25       0.05        1.05(4)
Dreyfus Variable Investment Fund International
  Value Portfolio, Service Shares                        1.00       0.25       0.20        1.45(4),(7)
Fidelity(R) VIP Contrafund(R) Portfolio Service
  Class 2                                                0.57       0.25       0.09        0.91(8)
Fidelity(R) VIP Growth Portfolio Service Class 2         0.57       0.25       0.10        0.92(8)
Fidelity(R) VIP Investment Grade Bond Portfolio
  Service Class 2                                        0.36       0.25       0.12        0.73(4)
Fidelity(R) VIP Mid Cap Portfolio Service Class 2        0.57       0.25       0.12        0.94(8)
Fidelity(R) VIP Overseas Portfolio Service Class 2       0.72       0.25       0.17        1.14(8)
FTVIPT Franklin Income Securities Fund - Class 2         0.46       0.25       0.02        0.73(9),(10)
FTVIPT Franklin Rising Dividends Securities Fund -
  Class 2                                                0.62       0.25       0.02        0.89(9),(10),(11)
FTVIPT Franklin Small-Mid Cap Growth Securities
  Fund - Class 2                                         0.48       0.25       0.28        1.01(10),(11)
FTVIPT Mutual Shares Securities Fund - Class 2           0.60       0.25       0.18        1.03(10)
FTVIPT Templeton Global Income Securities Fund -
  Class 2                                                0.62       0.25       0.12        0.99(9)
FTVIPT Templeton Growth Securities Fund - Class 2        0.75       0.25       0.07        1.07(9),(10)


--------------------------------------------------------------------------------
9 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                           GROSS TOTAL
                                                      MANAGEMENT    12b-1     OTHER           ANNUAL
                                                         FEES        FEES    EXPENSES        EXPENSES
Goldman Sachs VIT Mid Cap Value Fund                     0.80%        --%      0.07%       0.87%(12)
MFS(R) Investors Growth Stock Series - Service Class     0.75       0.25       0.15        1.15(13),(14)
MFS(R) New Discovery Series - Service Class              0.90       0.25       0.16        1.31(13),(14)
MFS(R) Total Return Series - Service Class               0.75       0.25       0.09        1.09(13),(14)
MFS(R) Utilities Series - Service Class                  0.75       0.25       0.15        1.15(13),(14)
Oppenheimer Capital Appreciation Fund/VA, Service
  Shares                                                 0.64       0.25       0.02        0.91(15)
Oppenheimer Global Securities Fund/VA, Service
  Shares                                                 0.63       0.25       0.04        0.92(15)
Oppenheimer Main Street Small Cap Fund/VA, Service
  Shares                                                 0.74       0.25       0.05        1.04(15)
Oppenheimer Strategic Bond Fund/VA, Service Shares       0.69       0.25       0.02        0.96(15)
Putnam VT Health Sciences Fund - Class IB Shares         0.70       0.25       0.11        1.06(4)
Putnam VT International Equity Fund - Class IB
  Shares                                                 0.75       0.25       0.18        1.18(4)
Putnam VT Small Cap Value Fund - Class IB Shares         0.76       0.25       0.08        1.09(4)
Putnam VT Vista Fund - Class IB Shares                   0.65       0.25       0.09        0.99(4)
RiverSource(SM) Variable Portfolio - Cash Management
  Fund                                                   0.33       0.13       0.15        0.61(16),(17)
(previously AXP(R) Variable Portfolio - Cash
  Management Fund)
RiverSource(SM) Variable Portfolio - Diversified Bond
  Fund                                                   0.47       0.13       0.17        0.77(16),(17)
(previously AXP(R) Variable Portfolio - Diversified
  Bond Fund)
RiverSource(SM) Variable Portfolio - Diversified
  Equity Income Fund                                     0.68       0.13       0.16        0.97(16),(17),(18)
(previously AXP(R) Variable Portfolio - Diversified
  Equity Income Fund)
RiverSource(SM) Variable Portfolio - Emerging
  Markets Fund                                           1.05       0.13       0.34        1.52(16),(17),(18),(19)
(previously AXP(R) Variable Portfolio - Threadneedle
  Emerging Markets Fund)
RiverSource(SM) Variable Portfolio - Global Inflation
  Protected Securities Fund                              0.44       0.13       0.33        0.90(16),(17),(19)
RiverSource(SM) Variable Portfolio - Growth Fund         0.66       0.13       0.17        0.96(16),(17),(18)
(previously AXP(R) Variable Portfolio - Growth Fund)
RiverSource(SM) Variable Portfolio - High Yield Bond
  Fund                                                   0.59       0.13       0.16        0.88(16),(17)
(previously AXP(R) Variable Portfolio - High Yield
  Bond Fund)
RiverSource(SM) Variable Portfolio - Income
  Opportunities Fund                                     0.61       0.13       0.34        1.08(16),(17),(19)
(previously AXP(R) Variable Portfolio - Income
  Opportunities Fund)
RiverSource(SM) Variable Portfolio - International
  Opportunity Fund                                       0.72       0.13       0.20        1.05(16),(17),(18)
(previously AXP(R) Variable Portfolio - Threadneedle
  International Fund)
RiverSource(SM) Variable Portfolio - Large Cap Equity
  Fund                                                   0.56       0.13       0.14        0.83(16),(17),(18)
(previously AXP(R) Variable Portfolio - Large Cap
  Equity Fund)
RiverSource(SM) Variable Portfolio - Large Cap Value
  Fund                                                   0.60       0.13       1.86        2.59(16),(17),(18),(19)
(previously AXP(R) Variable Portfolio - Large Cap
  Value Fund)
RiverSource(SM) Variable Portfolio - Mid Cap Growth
  Fund                                                   0.63       0.13       0.17        0.93(16),(17),(18),(19)
(previously AXP(R) Variable Portfolio - Equity
  Select Fund)
RiverSource(SM) Variable Portfolio - S&P 500 Index
  Fund                                                   0.22       0.13       0.18        0.53(16),(17),(19)
(previously AXP(R) Variable Portfolio - S&P 500
  Index Fund)
RiverSource(SM) Variable Portfolio - Select Value
  Fund                                                   0.77       0.13       0.30        1.20(16),(17),(18),(19)
(previously AXP(R) Variable Portfolio - Partners
  Select Value Fund)
RiverSource(SM) Variable Portfolio - Short Duration
  U.S. Government Fund                                   0.48       0.13       0.17        0.78(16),(17)
(previously AXP(R) Variable Portfolio - Short
  Duration U.S. Government Fund)
RiverSource(SM) Variable Portfolio - Small Cap Value
  Fund                                                   0.92       0.13       0.24        1.29(16),(17),(18),(19)
(previously AXP(R) Variable Portfolio - Partners
  Small Cap Value Fund)
Van Kampen Life Investment Trust Comstock Portfolio
  Class II Shares                                        0.56       0.25       0.03        0.84(4)
Van Kampen UIF U.S. Real Estate Portfolio Class II
  Shares                                                 0.75       0.35       0.28        1.38(20)
Wanger International Small Cap                           0.95         --       0.18        1.13(4)
Wanger U.S. Smaller Companies                            0.90         --       0.05        0.95(4)


--------------------------------------------------------------------------------
10 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

(1) Figures shown in the table are for the year ended Dec. 31, 2005 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual expenses of Series II shares to 1.45% of average daily nets assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through April 30, 2007.

(2) Effective Jan. 1, 2005 through Dec. 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. With fee waivers, net expenses were 1.22% of average daily net assets for AIM V.I. Basic Value Fund, Series II Shares.

(3) Effective Jan. 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees.

(4) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2005.

(5) On April 28, 2006, Columbia High Yield Fund, Variable Series, Class B merged into Nations High Yield Bond Portfolio. On May 1, 2006, Nations High Yield Bond Portfolio changed its name to Columbia High Yield Fund, Variable Series, Class B. The Fund's advisor has contractually agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.60% through April 30, 2007. In addition, the Fund's distributor has contractually agreed to waive 0.19% of the 12b-1 fees through April 30, 2007. If these waivers were reflected in the table, total annual fund operating expenses would be 0.66%.

(6) The Fund's distributor has voluntarily agreed to reimburse the Fund for a portion of the Class B share 12b-1 fee so that the total annual fund operating expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.10%. If this waiver were reflected in the table, the 12b-1 fee for Class B shares would be 0.20% and total annual fund operating expenses for Class B shares would be 1.10%. This arrangement may be modified or terminated by the distributor at any time.

(7) The Dreyfus Corporation has agreed, until Dec. 31, 2006, to waive receipt of its fees and/or assume the expenses of the portfolio so that the net expenses do not exceed 0.90% for Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares and 1.40% for Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees on borrowings).

(8) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. Including these reductions, the net expenses would have been 0.89% for Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2, 0.88% for Fidelity(R) VIP Growth Portfolio Service Class 2, 0.89% for Fidelity(R) VIP Mid Cap Portfolio Service Class 2 and 1.07% for Fidelity(R) VIP Overseas Portfolio Service Class 2. These offsets may be discontinued at any time.

(9) The Fund's administration fee is paid indirectly through the management fee.

(10) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

(11) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission. The management fee reduction and net total annual expense was (0.02%) and 0.87%, respectively for FTVIPT Franklin Rising Dividends Securities Fund - Class 2 and (0.02%) and 0.99%, respectively for FTVIPT Franklin Small-Mid Cap Growth Securities Fund - Class 2.

(12) The Fund's annual operating expenses are based on actual expenses for the fiscal year ended Dec. 31, 2005. "Other expenses" include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Fund plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to limit "Other expenses" (excluding management fees, transfer agent fees and expenses, taxes, interest, brokerage, litigation and indemnification costs, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, 0.25% of the Fund's average daily net assets for Goldman Sachs VIT Mid Cap Value Fund. The Investment Adviser may cease or modify the expense limitations at its discretion at any time. If this occurs, other expenses and total annual operating expenses may increase without shareholder approval.

(13) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (these fees are referred to as distribution fees).

(14) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent, and may have entered into brokerage arrangements, that reduced or recaptured series' expenses. Any such expense reductions are not reflected in the table. Had these expense reductions been taken into account, "Gross total annual expenses" would be lower.

(15) Expenses may vary in future years. "Other expenses" in the table include transfer agent fees, custodial fees, and accounting and legal expenses the Fund pays. The Fund's transfer agent has voluntarily agreed to limit transfer and shareholder servicing fees to 0.35% per fiscal year. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2005, the transfer agent fees did not exceed the expense limitation described above.

(16) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2005, adjusted to reflect current fees.

(17) The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays IDS Life Insurance Company an annual fee of up to 0.125% of average daily net assets as payment for distributing its shares and providing shareholder services. Because this fee is paid out of the Fund's assets on an on-going basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

(18) Management fees include the impact of a performance incentive adjustment fee that decreased the management fee by 0.05% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund, 0.04% for RiverSource(SM) Variable Portfolio - International Opportunity Fund, 0.02% for RiverSource(SM) Variable Portfolio - Large Cap Equity Fund, 0.07% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund, 0.01% for RiverSource(SM) Variable Portfolio - Select Value Fund and 0.04% for RiverSource(SM) Variable Portfolio - Small Cap Value Fund. Management fees include the impact of a performance incentive adjustment fee that increased the management fee by 0.08% for RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund, 0.06% for RiverSource(SM) Variable Portfolio - Growth Fund and 0.002% for RiverSource(SM) Variable Portfolio - Large Cap Value Fund.

(19) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed:
     1.75% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund, 0.72% for RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund, 0.99% for RiverSource(SM) Variable Portfolio - Income Opportunities Fund, 1.05% for RiverSource(SM) Variable Portfolio - Large Cap Value Fund, 1.00% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund, 0.495% for RiverSource(SM) Variable Portfolio - S&P 500 Index Fund, 1.15% for RiverSource(SM) Variable Portfolio - Select Value Fund and 1.25% for RiverSource(SM) Variable Portfolio - Small Cap Value Fund.

(20) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion of or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expense such as foreign country tax expense and interest expense on borrowing, do not exceed 1.35%. The adviser may terminate these voluntary waivers at any time at its sole discretion. Additionally, the distributor has agreed to voluntarily waive a portion of the 12b-1 fee for Class II shares. The distributor may terminate these voluntary waivers at any time at its sole discretion. After these fee waivers/reimbursements, net expenses would have been 1.28% for Van Kampen UIF U.S. Real Estate Portfolio Class II Shares.


--------------------------------------------------------------------------------
11 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLES


THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES(1), VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. This example assumes the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. It assumes that you select the MAV Death Benefit, Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base and the Benefit Protector(SM) Plus Death Benefit(2). Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                                IF YOU DO NOT WITHDRAW YOUR CONTRACT
                         IF YOU WITHDRAW YOUR CONTRACT                         OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                    AT THE END OF THE APPLICABLE TIME PERIOD:                 AT THE END OF THE APPLICABLE TIME PERIOD:
                 1 YEAR      3 YEARS      5 YEARS      10 YEARS            1 YEAR      3 YEARS      5 YEARS      10 YEARS
                $1,541.79    $2,872.00    $4,133.89    $6,660.71          $741.79      $2,172.00    $3,533.89    $6,660.71


MINIMUM EXPENSES. This example assumes the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. It assumes that you select the ROP Death Benefit and you do not select any optional riders. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                               IF YOU DO NOT WITHDRAW YOUR CONTRACT
                         IF YOU WITHDRAW YOUR CONTRACT                        OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                    AT THE END OF THE APPLICABLE TIME PERIOD:                AT THE END OF THE APPLICABLE TIME PERIOD:
                 1 YEAR      3 YEARS      5 YEARS      10 YEARS           1 YEAR       3 YEARS      5 YEARS      10 YEARS
                $954.47      $1,179.60    $1,427.59    $1,808.38          $154.47      $479.60      $827.59      $1,808.38




(1) In these examples, the $40 contract administrative charge is estimated as a .024% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.

(2) Because this example is intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.


--------------------------------------------------------------------------------
12 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION


You can find unaudited condensed financial information for the subaccounts in Appendix N.

FINANCIAL STATEMENTS


You can find the audited financial statements of the subaccounts with financial history in the SAI. The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statements date.

THE VARIABLE ACCOUNT AND THE FUNDS

VARIABLE ACCOUNT. The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.


THE FUNDS. This contract currently offers subaccounts investing in shares of the funds listed in the table below.

   - INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

   - PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM: Each underlying fund generally is available (unless we exclude it) to be a component fund of the asset allocation model portfolios (model portfolios) of the Portfolio Navigator (PN) Asset Allocation Program (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program"). Under the PN program, contract values are rebalanced on a quarterly basis and model portfolios are periodically updated. This quarterly rebalancing and periodic updating of the model portfolios can cause a component fund to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from a fund may increase the expenses attributable to the assets remaining in the fund. These expenses can adversely affect the performance of the relevant fund. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. Even if you do not participate in the PN program, a fund in which your subaccount invests may be impacted if it is a component fund of one or more model portfolios.


   - FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

--------------------------------------------------------------------------------
13 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

   - ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund Name and Management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

   - REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF
     INTEREST: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and upon any substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

     We and/or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue. The amount of this revenue is most often based on a percentage of average daily net assets invested in the fund. For example, the revenue we receive from affiliates of funds other than the RiverSource Variable Portfolio Funds (unaffiliated funds) currently ranges up to 0.50% of the average daily net assets invested in the fund through this and other contracts we or our affiliates issue. In some cases, this revenue may be based, in part, on sales one of our affiliates makes of other securities including, but not limited to publicly-traded retail mutual funds and/or the average daily net assets resulting from these sales. We or our affiliates may also receive revenue which is not based on a percentage of average daily net assets.

     The amount of this revenue varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Portfolio Funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Portfolio Funds. These revenue payments may also influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

     The revenue we receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.


--------------------------------------------------------------------------------
14 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

     Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid to us and/or our affiliates in 2005.

   - WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive this revenue for various purposes including, but not limited to:

     - Compensating, training and educating investment professionals who sell the contracts.

     - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their investment professionals, and granting access to investment professionals of our affiliated selling firms.

     - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and investment professionals.

     - Providing sub-transfer agency and shareholder servicing to contract owners.

     - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

     - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

     - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the National Association of Securities Dealers, Inc. (NASD).

     - Subaccounting, transaction processing, recordkeeping and administration.

   - SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

     - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

     - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

   - SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

     - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

     - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


--------------------------------------------------------------------------------
15 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

UNLESS AN ASSET ALLOCATION PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PAYMENTS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:


FUND                        INVESTMENT OBJECTIVE AND POLICIES                              INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value        Long-term growth of capital. Invests at least 65% of its       A I M Advisors, Inc.
Fund, Series II Shares      total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million and are believed to be undervalued in relation to long-term earning power or other factors. The fund may invest up to 25% of its total assets in foreign securities.

AIM V.I. Capital            Long-term growth of capital. Invests primarily in securities   A I M Advisors, Inc.
Development Fund,           (including common stocks, convertible securities and bonds)
Series II Shares            of small- and medium-sized companies. The Fund may invest up to 25% of its total assets in foreign securities.

AIM V.I. Mid Cap Core       Long-term growth of capital. Invests normally at least 80%     A I M Advisors, Inc.
Equity Fund,                of its net assets, plus the amount of any borrowings for
Series II Shares            investment purposes, in equity securities, including
                            convertible securities, of medium sized companies. The fund may invest up to 20% of its net assets in equity securities of companies in other market capitalization ranges or in
                            investment grade debt securities. The fund may also invest up to 25% of its total assets in foreign securities.

AllianceBernstein           Total return consistent with reasonable risk, through a        AllianceBernstein L.P.
VPS Balanced Shares         combination of income and longer-term growth of capital.
Portfolio (Class B)         Invests primarily in U.S. government and agency obligations, bonds, fixed-income senior securities (including short-and long-term debt securities and preferred stocks to the extent their value is attributable to their fixed-income
                            characteristics), and common stocks.

AllianceBernstein           Long-term growth of capital. Invests primarily in              AllianceBernstein L.P.
VPS Growth and Income       dividend-paying common stocks of large, well-established,
Portfolio (Class B)         "blue chip" companies.

AllianceBernstein           Long-term growth of capital. Invests primarily in a            AllianceBernstein L.P.
VPS International Value     diversified portfolio of equity securities of established
Portfolio (Class B)         companies selected from more than 40 industries and from
                            more than 40 developed and emerging market countries.

American Century            Long-term total return. To protect against U.S. inflation.     American Century Investment
VP Inflation Protection,                                                                   Management, Inc.
Class II

American Century VP         Capital growth. Invests primarily in stocks of growing         American Century Global Investment
International, Class II     foreign companies in developed countries.                      Management, Inc.

American Century            Long-term capital growth. Invests primarily in U.S.            American Century Investment
VP Ultra(R), Class II       companies, but there is no limit on the amount of assets the   Management, Inc.
                            Fund can invest in foreign companies.


--------------------------------------------------------------------------------
16 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

FUND                        INVESTMENT OBJECTIVE AND POLICIES                              INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
American Century            Long-term capital growth, with income as a secondary           American Century Investment
VP Value, Class II          objective. Invests primarily in stocks of companies that       Management, Inc.
                            management believes to be undervalued at the time of
                            purchase.

Columbia High Yield         High level of current income with capital appreciation as a    Columbia Management Advisors, LLC
Fund, Variable Series,      secondary objective when consistent with the goal of high
Class B                     current income. The Fund normally invests at least 80% of
                            its net assets (plus any borrowings for investment purposes)
                            in high yielding corporate debt securities, such as bonds, debentures and notes that are rated below investment grade, or unrated securities which the Fund's investment advisor
                            has determined to be of comparable quality. No more than 10%
                            of the Fund's total assets will normally be invested in
                            securities rated CCC or lower by S&P or Caa or lower by
                            Moody's.

Columbia Small Cap Value    Long-term growth by investing primarily in smaller             Columbia Management Advisors, LLC
Fund, Variable Series,      capitalization (small-cap) equities. Under normal market
Class B                     conditions, the Fund invests at least 80% of its net assets
                            (plus any borrowings for investment purposes) in small-cap stocks. When purchasing securities for the Fund, the advisor generally chooses securities of companies it believes are
                            undervalued. The Fund may invest up to 10% of its assets in foreign securities.

Dreyfus Investment          The portfolio seeks investment results that are greater than   The Dreyfus Corporation
Portfolios MidCap           the total return performance of publicly traded common
Stock Portfolio,            stocks of medium-sized domestic companies in the aggregate,
Service Shares              as represented by the Standard & Poor's Midcap 400 Index.
                            The portfolio normally invests at least 80% of its assets in stocks of mid-size companies. The portfolio invests in
                            growth and value stocks, which are chosen through a
                            disciplined investment process that combines computer
                            modeling techniques, fundamental analysis and risk
                            management. Consistency of returns compared to the S&P 400 is a primary goal of the investment process. The portfolio's stock investments may include common stocks, preferred
                            stocks, convertible securities and depository receipts,
                            including those issued in initial public offerings or
                            shortly thereafter.

Dreyfus Investment          The portfolio seeks capital appreciation. The portfolio        The Dreyfus Corporation
Portfolios Technology       invests, under normal circumstances, at least 80% of its
Growth Portfolio,           assets in the stocks of growth companies of any size that
Service Shares              Dreyfus believes to be leading producers or beneficiaries of technological innovation. Up to 25% of the portfolio's
                            assets may be invested in foreign securities. The
                            portfolio's stock investments may include common stocks,
                            preferred stocks and convertible securities.


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17 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

FUND                        INVESTMENT OBJECTIVE AND POLICIES                              INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable            The portfolio seeks long-term capital growth consistent with   The Dreyfus Corporation - Fayez Sarofim
Investment Fund             the preservation of capital. Its secondary goal is current     & Co. is the portfolio's sub-investment
Appreciation Portfolio,     income. To pursue these goals, the portfolio normally          advisor
Service Shares              invests at least 80% of its assets in common stocks. The
                            portfolio focuses on "blue chip" companies with total market capitalizations of more than $5 billion at the time of
                            purchase, including multinational companies. These
                            established companies have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable,
                            above-average earnings growth.

Dreyfus Variable            The portfolio seeks long-term capital growth. To pursue this   The Dreyfus Corporation
Investment Fund             goal, the portfolio normally invests at least 80% of its
International Value         assets in stocks. The portfolio ordinarily invests most of
Portfolio,                  its assets in securities of foreign companies which Dreyfus
Service Shares              considers to be value companies. The portfolio's stock
                            investments may include common stocks, preferred stocks and convertible securities, including those purchased in initial public offerings or shortly thereafter. The portfolio may
                            invest in companies of any size. The portfolio may also
                            invest in companies located in emerging markets.

Fidelity(R) VIP             Seeks long-term capital appreciation. Normally invests         Fidelity Management & Research Company
Contrafund(R) Portfolio     primarily in common stocks. Invests in securities of           (FMR), investment manager; FMR U.K. and
Service Class 2             companies whose value it believes is not fully recognized by   FMR Far East, sub-investment advisers.
                            the public. Invests in either "growth" stocks or "value"
                            stocks or both. The fund invests in domestic and foreign
                            issuers.

Fidelity(R) VIP Growth      Seeks to achieve capital appreciation. Normally invests        Fidelity Management & Research Company
Portfolio Service Class 2   primarily in common stocks. Invests in companies that it       (FMR), investment manager; FMR U.K.,
                            believes have above-average growth potential (stocks of        and FMR Far East, sub-investment
                            these companies are often called "growth" stocks). The Fund    advisers.
                            invests in domestic and foreign issuers.

Fidelity(R) VIP Investment  Seeks as high of a level of current income as is consistent    Fidelity Management & Research Company
Grade Bond Portfolio        with the preservation of capital. Normally invests at least    (FMR), investment manager; FMR U.K.,
Service Class 2             80% of assets in investment-grade debt securities (those of    and FMR Far East, sub-investment
                            medium and high quality) of all types and repurchase           advisers.
                            agreements for those securities.

Fidelity(R) VIP Mid Cap     Long-term growth of capital. Normally invests primarily in     Fidelity Management & Research Company
Portfolio Service Class 2   common stocks. Normally invests at least 80% of assets in      (FMR), investment manager; FMR U.K.,
                            securities of companies with medium market capitalizations.    and FMR Far East, sub-investment
                            May invest in companies with smaller or larger market          advisers.
                            capitalizations. Invests in domestic and foreign issuers.
                            The Fund invests in either "growth" or "value" common stocks or both.


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18 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

FUND                        INVESTMENT OBJECTIVE AND POLICIES                              INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas    Long-term growth of capital. Normally invests primarily in     Fidelity Management & Research Company
Portfolio Service Class 2   common stocks of foreign securities. Normally invests at       (FMR), investment manager; FMR U.K.,
                            least 80% of assets in non-U.S. securities.                    and FMR Far East, Fidelity
                                                                                           International Investment Advisors
                                                                                           (FIIA) and FIIA U.K., sub-investment
                                                                                           advisers.

FTVIPT Franklin Income      Seeks to maximize income while maintaining prospects for       Franklin Advisers, Inc.
Securities Fund - Class 2   capital appreciation. The Fund normally may invests in both equity and debt securities. The Fund seeks income by
                            investing on corporate, foreign, and U.S. Treasury bonds as well as stocks with dividend yields the manager believes are attractive.

FTVIPT Franklin Rising      Seeks long-term capital appreciation, with preservation of     Franklin Advisers, Inc.
Dividends Securities        capital as an important consideration. The Fund normally
Fund - Class 2              invests at least 80% of its net assets in investments of
                            companies that have paid rising dividends, and normally
                            invests predominantly in equity securities.

FTVIPT Franklin             Seeks long-term capital growth. The Fund normally invests at   Franklin Advisers, Inc.
Small-Mid Cap Growth        least 80% of its net assets in investments of small
Securities Fund - Class 2   capitalization (small cap) and mid capitalization (mid cap)
                            companies. For this Fund, small-cap companies are those with market capitalization values not exceeding $1.5 billion or the highest market capitalization value in the Russell
                            2000(R) Index, whichever is greater, at the time of
                            purchase; and mid cap companies are companies with market
                            capitalization values not exceeding $8.5 billion at the time of purchase.

FTVIPT Mutual Shares        Seeks capital appreciation, with income as a secondary goal.   Franklin Mutual Advisers, LLC
Securities Fund - Class 2   The Fund normally invests mainly in equity securities that the manager believes are undervalued. The Fund normally
                            invests primarily in undervalued stocks and to a lesser
                            extent in risk arbitrage securities and distressed
                            companies.

FTVIPT Templeton Global     Seeks high current income, consistent with preservation of     Franklin Advisers, Inc.
Income Securities Fund -    capital, with capital appreciation as a secondary
Class 2                     consideration. The Fund normally invests mainly in debt
                            securities of governments and their political subdivisions and agencies, supranational organizations and companies
                            located anywhere in the world, including emerging markets.

FTVIPT Templeton            Seeks long-term capital growth. The Fund normally invests      Franklin Advisers, Inc.
Growth Securities Fund -    primarily in equity securities of companies located anywhere
Class 2                     in the world, including those in the U.S. and in emerging
                            markets.


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19 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

FUND                        INVESTMENT OBJECTIVE AND POLICIES                              INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT           Seeks long-term capital appreciation. The Fund invests,        Goldman Sachs Asset
Mid Cap Value Fund          under normal circumstances, at least 80% of its net assets     Management, L.P.
                            plus any borrowings for investment purposes (measured at
                            time of purchase) ("Net Assets") in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations (based upon shares available for
                            trading on an unrestricted basis) within the range of the
                            market capitalization of companies constituting the Russell
                            Midcap(R) Value Index at the time of investment. If the
                            market capitalization of a company held by the Fund moves
                            outside this range, the Fund may, but is not required to,
                            sell the securities. The capitalization range of the Russell
                            Midcap(R) Value Index is currently between $276 million and
                            $14.9 billion. Although the Fund will invest primarily in
                            publicly traded U.S. securities, it may invest up to 25% of its Net Assets in foreign securities, including securities of issuers in emerging countries and securities quoted in
                            foreign currencies. The Fund may invest in the aggregate up to 20% of its Net Assets in companies with public stock
                            market capitalizations outside the range of companies
                            constituting the Russell Midcap(R) Value Index at the time of investment and in fixed-income securities, such as
                            government, corporate and bank debt obligations.

MFS(R) Investors Growth     Long-term growth of capital and future income. Invests at      MFS Investment Management(R)
Stock Series -              least 80% of its net assets in common stocks and related
Service Class               securities of companies which MFS(R) believes offer better than average prospects for long-term growth.

MFS(R) New Discovery        Capital appreciation. Invests at least 65% of its net assets   MFS Investment Management(R)
Series - Service Class      in equity securities of emerging growth companies.

MFS(R) Total Return         Above-average income consistent with the prudent employment    MFS Investment Management(R)
Series - Service Class      of capital, with growth of capital and income as a secondary objective. Invests primarily in a combination of equity and fixed income securities.

MFS(R) Utilities Series -   Capital growth and current income. Invests primarily in        MFS Investment Management(R)
Service Class               equity and debt securities of domestic and foreign companies in the utilities industry.

Oppenheimer Capital         Capital appreciation. Invests in securities of well-known,     OppenheimerFunds, Inc.
Appreciation Fund/VA,       established companies.
Service Shares

Oppenheimer Global          Long-term capital appreciation. Invests mainly in common       OppenheimerFunds, Inc.
Securities Fund/VA,         stocks of U.S. and foreign issuers that are "growth-type"
Service Shares              companies, cyclical industries and special situations that are considered to have appreciation possibilities.


--------------------------------------------------------------------------------
20 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

FUND                        INVESTMENT OBJECTIVE AND POLICIES                              INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street     Seeks capital appreciation. Invests mainly in common stocks    OppenheimerFunds, Inc.
Small Cap Fund/VA,          of small-capitalization U.S. companies that the fund's
Service Shares              investment manager believes have favorable business trends or prospects.

Oppenheimer Strategic       High level of current income principally derived from          OppenheimerFunds, Inc.
Bond Fund/VA,               interest on debt securities. Invests mainly in three market
Service Shares              sectors: debt securities of foreign governments and
                            companies, U.S. government securities and lower-rated high yield securities of U.S. and foreign companies.

Putnam VT Health            Seeks capital appreciation. The fund pursues its goal by       Putnam Investment Management, LLC
Sciences Fund -             investing mainly in common stocks of companies in the health
Class IB Shares             sciences industries, with a focus on growth stocks. Under
                            normal circumstances, the fund invests at least 80% of its net assets in securities of (a) companies that derive at
                            least 50% of their assets, revenues or profits from the
                            pharmaceutical, health care services, applied research and development and medical equipment and supplies industries, or (b) companies Putnam Management thinks have the potential for growth as a result of their particular products,
                            technology, patents or other market advantages in the health sciences industries.

Putnam VT International     Seeks capital appreciation. The fund pursues its goal by       Putnam Investment Management, LLC
Equity Fund -               investing mainly in common stocks of companies outside the
Class IB Shares             United States that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of its net assets in equity
                            investments.

Putnam VT Small Cap         Seeks capital appreciation. The fund pursues its goal by       Putnam Investment Management, LLC
Value Fund -                investing mainly in common stocks of U.S. companies, with a
Class IB Shares             focus on value stocks. Under normal circumstances, the fund invests at least 80% of its net assets in small companies of a size similar to those in the Russell 2000 Value Index.

Putnam VT Vista Fund -      Seeks capital appreciation. The fund pursues its goal by       Putnam Investment Management, LLC
Class IB Shares             investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

RiverSource Variable        Maximum current income consistent with liquidity and           RiverSource Investments, LLC
Portfolio - Cash            stability of principal. Invests primarily in money market      (RiverSource Investments)
Management Fund             instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank
                            certificates of deposit, bankers' acceptances, letters of
                            credit, and commercial paper, including asset-backed
                            commercial paper.


--------------------------------------------------------------------------------
21 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

FUND                        INVESTMENT OBJECTIVE AND POLICIES                              INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable        High level of current income while attempting to conserve      RiverSource Investments
Portfolio - Diversified     the value of the investment and continuing a high level of
Bond Fund                   income for the longest period of time. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. At least 50% of the
                            Fund's net assets will be invested in securities like those included in the Lehman Brothers Aggregate Bond Index
                            (Index), which are investment grade and denominated in U.S.
                            dollars. The Index includes securities issued by the U.S.
                            government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and
                            medium-quality debt securities, it will assume some credit risk to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds.

RiverSource Variable        High level of current income and, as a secondary goal,         RiverSource Investments
Portfolio - Diversified     steady growth of capital. Under normal market conditions,
Equity Income Fund          the Fund invests at least 80% of its net assets in
                            dividend-paying common and preferred stocks.

RiverSource Variable        Long-term capital growth. The Fund's assets are primarily      RiverSource Investments, adviser;
Portfolio - Emerging        invested in equity securities of emerging market companies.    Threadneedle International Limited, an
Markets Fund                Under normal market conditions, at least 80% of the Fund's     indirect wholly-owned subsidiary of
                            net assets will be invested in securities of companies that    Ameriprise Financial, subadviser.
                            are located in emerging market countries, or that earn 50%
                            or more of their total revenues from goods and services
                            produced in emerging market countries or from sales made in emerging market countries.

RiverSource Variable        Total return that exceeds the rate of inflation over the       RiverSource Investments
Portfolio - Global          long-term. Non-diversified mutual fund that, under normal
Inflation Protected         market conditions, invests at least 80% of its net assets in
Securities Fund             inflation-protected debt securities. These securities
                            include inflation-indexed bonds of varying maturities issued by U.S. and foreign governments, their agencies or
                            instrumentalities, and corporations.

RiverSource Variable        Long-term capital growth. Invests primarily in common stocks   RiverSource Investments
Portfolio - Growth Fund     and securities convertible into common stocks that appear to offer growth opportunities. These growth opportunities could result from new management, market developments, or
                            technological superiority. The Fund may invest up to 25% of its total assets in foreign investments.

RiverSource Variable        High current income, with capital growth as a secondary        RiverSource Investments
Portfolio - High Yield      objective. Under normal market conditions, the Fund invests
Bond Fund                   at least 80% of its net assets in high-yielding, high-risk corporate bonds (junk bonds) issued by U.S. and foreign
                            companies and governments.


--------------------------------------------------------------------------------
22 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

FUND                        INVESTMENT OBJECTIVE AND POLICIES                              INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable        High total return through current income and capital           RiverSource Investments
Portfolio - Income          appreciation. Under normal market conditions, invests
Opportunities Fund          primarily in income-producing debt securities with an
                            emphasis on the higher rated segment of the high-yield (junk bond) market. The Fund will purchase only securities rated B or above, or unrated securities believed to be of the same quality. If a security falls below a B rating, the Fund may continue to hold the security.

RiverSource Variable        Capital appreciation. Invests primarily in equity securities   RiverSource Investments, adviser;
Portfolio - International   of foreign issuers that offer strong growth potential. The     Threadneedle International Limited, an
Opportunity Fund            Fund may invest in developed and in emerging markets.          indirect wholly-owned subsidiary of
                                                                                           Ameriprise Financial, subadviser.

RiverSource Variable        Capital appreciation. Under normal market conditions, the      RiverSource Investments
Portfolio - Large Cap       Fund invests at least 80% of its net assets in equity
Equity Fund                 securities of companies with market capitalization greater than $5 billion at the time of purchase.

RiverSource Variable        Long-term growth of capital. Under normal market conditions,   RiverSource Investments
Portfolio - Large Cap       the Fund invests at least 80% of its net assets in equity
Value Fund                  securities of companies with a market capitalization greater than $5 billion. The Fund may also invest in
                            income-producing equity securities and preferred stocks.

RiverSource Variable        Growth of capital. Under normal market conditions, the Fund    RiverSource Investments
Portfolio - Mid Cap         invests at least 80% of its net assets in equity securities
Growth Fund                 of mid capitalization companies. The investment manager
                            defines mid-cap companies as those whose market
                            capitalization (number of shares outstanding multiplied by the share price) falls within the range of the Russell
                            Midcap(R) Growth Index.

RiverSource Variable        Long-term capital appreciation. The Fund seeks to provide      RiverSource Investments
Portfolio - S&P 500         investment results that correspond to the total return (the
Index Fund                  combination of appreciation and income) of
                            large-capitalization stocks of U.S. companies. The Fund
                            invests in common stocks included in the Standard & Poor's
                            500 Composite Stock Price Index (S&P 500). The S&P 500 is
                            made up primarily of large-capitalization companies that
                            represent a broad spectrum of the U.S. economy.

RiverSource Variable        Long-term growth of capital. Invests primarily in common       RiverSource Investments, adviser; GAMCO
Portfolio - Select Value    stocks, preferred stocks and securities convertible into       Investors, Inc., subadviser
Fund                        common stocks that are listed on a nationally recognized
                            securities exchange or traded on the NASDAQ National Market
                            System of the National Association of Securities Dealers.
                            The Fund invests in mid-cap companies as well as companies with larger and smaller market capitalizations.


--------------------------------------------------------------------------------
23 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

FUND                        INVESTMENT OBJECTIVE AND POLICIES                              INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable        A high level of current income and safety of principal         RiverSource Investments
Portfolio - Short           consistent with an investment in U.S. government and
Duration U.S. Government    government agency securities. Under normal market
Fund                        conditions, at least 80% of the Fund's net assets are
                            invested in securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or
                            instrumentalities.

RiverSource Variable        Long-term capital appreciation. Invests primarily in equity    RiverSource Investments, adviser; River
Portfolio - Small Cap       securities. Under normal market conditions, at least 80% of    Road Asset Management, LLC, Donald
Value Fund                  the Fund's net assets will be invested in small cap            Smith & Co., Inc., Franklin Portfolio
                            companies with market capitalization, at the time of           Associates LLC and Barrow, Hanley,
                            investment, of up to $2.5 billion or that fall within the      Mewhinney & Strauss, Inc., subadvisers.
                            range of the Russell 2000(R) Value Index.

Van Kampen Life             Capital growth and income through investments in equity        Van Kampen Asset Management
Investment Trust            securities, including common stocks, preferred stocks and
Comstock Portfolio,         securities convertible into common and preferred stocks.
Class II Shares

Van Kampen UIF U.S.         Above average current income and long-term capital             Morgan Stanley Investment Management
Real Estate Portfolio,      appreciation. Invests primarily in equity securities of        Inc., doing business as Van Kampen.
Class II Shares             companies in the U.S. real estate industry, including real estate investment trusts.

Wanger International        Long-term growth of capital. Invests primarily in stocks of    Columbia Wanger Asset
Small Cap                   companies based outside the U.S. with market capitalizations   Management, L.P.
                            of less than $5 billion at time of initial purchase.

Wanger U.S. Smaller         Long-term growth of capital. Invests primarily in stocks of    Columbia Wanger Asset
Companies                   small- and medium-size U.S. companies with market              Management, L.P.
                            capitalizations of less than $5 billion at time of initial purchase.


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24 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

THE GUARANTEE PERIOD ACCOUNTS (GPAs)


The GPAs may not be available in some states.

Currently, unless an asset allocation program is in effect, you may allocate purchase payments to one or more of the GPAs with guarantee periods declared by us. These periods of time vary by state. The required minimum investment in each GPA is $1,000. These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on contract value currently in a GPA.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion (future rates). We will determine future rates based on various factors including, but not limited to, the interest rate environment, returns we earn on investments in the nonunitized separate account we have established for the GPAs, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition and American Enterprise Life's revenues and other expenses.

WE CANNOT PREDICT NOR CAN WE GUARANTEE WHAT FUTURE RATES WILL BE.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable guarantee periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

- Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

- Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.


MARKET VALUE ADJUSTMENT (MVA)


We will not apply an MVA to contract value you transfer or withdraw out of the GPAs within 30 days before the end of the guarantee period. During this 30 day window, you may choose to start a new guarantee period of the same length, transfer the contract value to a GPA of another length, transfer the contract value to any of the subaccounts or withdraw the contract value (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your guarantee period, our current practice is to automatically transfer the contract value into the shortest GPA term offered in your state.

--------------------------------------------------------------------------------
25 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

We guarantee the contract value allocated to the GPAs, including the interest credited, if you do not make any transfers or withdrawals from the GPAs prior to 30 days before the end of the guarantee period (30-day rule). At all other times, and unless one of the exceptions to the 30-day rule described below applies, we will apply an MVA if you withdraw or transfer contract value from a GPA including withdrawals under the Guarantor Withdrawal Benefit for Life(SM) rider or the Guarantor(SM) Withdrawal Benefit, or you elect an annuity payout plan while you have contract value invested in a GPA. We will refer to these transactions as "early withdrawals." The application of an MVA may result in either a gain or loss of principal.


The 30-day rule does not apply and no MVA will apply to:

- transfers from a one-year GPA occurring under an automated dollar-cost averaging program or Interest Sweep Strategy;


- automatic rebalancing under any Portfolio Navigator model portfolio we offer which contains one or more GPAs. However, an MVA may apply if you transfer to a new Portfolio Navigator model portfolio;

- amounts applied to an annuity payout plan while a Portfolio Navigator model portfolio containing one or more GPAs is in effect;

- reallocation of your contract value according to an updated Portfolio Navigator model portfolio;


-  amounts withdrawn for fees and charges; or

-  amounts we pay as death claims.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your guarantee period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. This is summarized in the following table:

                         IF YOUR GPA RATE IS:                         THE MVA IS:
                 Less than the new GPA rate + 0.10%                    Negative
                 Equal to the new GPA rate + 0.10%                     Zero
                 Greater than the new GPA rate + 0.10%                 Positive

For examples, see Appendix A.


THE FIXED ACCOUNT (APPLIES TO CONTRACTS ISSUED ON OR AFTER MAY 1, 2006 AND IF AVAILABLE IN YOUR STATE)

The fixed account is our general account. Amounts allocated to the fixed account become part of our general account. The fixed account includes the one-year fixed account and the DCA fixed account. We credit interest on amounts you allocate to the fixed account at rates we determine from time to time in our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns we earn on our general account investments, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition, and American Enterprise Life's revenues and expenses. The guaranteed minimum interest rate on amounts invested in the fixed account may vary by state but will not be lower than state law allows. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of American Enterprise Life.

The fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account, however, disclosures regarding the fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ONE-YEAR FIXED ACCOUNT

Unless an asset allocation program is in effect, you may allocate purchase payments or transfer contract value to the one-year fixed account. The value of the one-year fixed account increases as we credit interest to the one-year fixed account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit the one-year fixed account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment or you transfer contract value to the one-year fixed account. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. There are restrictions on the amount you can allocate to the one-year fixed account as well as on transfers from this account (see "Making the Most of Your Contract -- Transfer policies").


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26 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

DCA FIXED ACCOUNT

You may allocate purchase payments to the DCA fixed account. You may not transfer contract value to the DCA fixed account.

You may allocate your entire initial purchase payment to the DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the DCA fixed account.

In accordance with your investment instructions, we transfer a pro rata amount from the DCA fixed account to your investment allocations monthly so that, at the end of the DCA fixed account term, the balance of the DCA fixed account is zero. The value of the DCA fixed account increases when we credit interest to the DCA fixed account, and decreases when we make monthly transfers from the DCA fixed account to your investment allocations. We credit interest only on the declining balance of the DCA fixed account; we do not credit interest on amounts that have been transferred from the DCA fixed account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. Generally, we will credit the DCA fixed account with interest at the same annual effective rate we apply to one-year fixed account on the date we receive your purchase payment, regardless of the length of the term you select. We reserve the right to declare different annual effective rates:

-  for the DCA fixed account and the one-year fixed account;

-  for the DCA fixed accounts with terms of differing length;

- for amounts in the DCA fixed account you instruct us to transfer to the one-year fixed account;

-  for amounts in the DCA fixed account you instruct us to transfer to the GPAs;

- for amounts in the DCA fixed account you instruct us to transfer to the subaccounts.

The interest rates in effect for the DCA fixed account when we receive your purchase payment are guaranteed for the length of the term. When you allocate an additional purchase payment to an existing DCA fixed account term, the interest rates applicable to that purchase payment will be the rates in effect for the DCA fixed account of the same term on the date we receive your purchase payment. For DCA fixed accounts with an initial term (or, in the case of an additional purchase payment, a remaining term) of less than twelve months, the net effective interest rates we credit to the DCA fixed account balance will be less than the declared annual effective rates.

Alternatively, you may allocate your initial purchase payment to any combination of the following which equals one hundred percent of the amount you invest:

-  the DCA fixed account for a six month term;

-  the DCA fixed account for a twelve month term;

-  the model portfolio in effect;

- if no model portfolio is in effect, to the one-year fixed account, the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPAs.

If you make a purchase payment while a DCA fixed account term is in progress, you may allocate your purchase payment among the following:

- to the DCA fixed account term(s) then in effect. Amounts you allocate to an existing DCA fixed account term will be transferred out of the DCA fixed account over the remainder of the term. For example, if you allocate a new purchase payment to an existing DCA fixed account term of six months when only two months remains in the six month term, the amount you allocate will be transferred out of the DCA fixed account over the remaining two months of the term;

-  to the model portfolio then in effect;

- if no model portfolio is in effect, then to the one-year fixed account, the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPAs.

If no DCA fixed account term is in progress when you make an additional purchase payment, you may allocate it according to the rules above for the allocation of your initial purchase payment.

If you participate in a model portfolio, and you change to a different model portfolio while a DCA fixed account term is in progress, we will allocate transfers from the DCA fixed account to your newly-elected model portfolio.

If your contract permits, and you discontinue your participation in a model portfolio while a DCA fixed account term is in progress, we will allocate transfers from the DCA fixed account for the remainder of the term in accordance with your investment instructions to us to the one-year fixed account, the GPAs and the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPAs, including but not limited to, any limitations described in this prospectus on transfers (see "Transfer policies").


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27 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

You may discontinue any DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the DCA fixed account whose term you are ending to the asset allocation model portfolio in effect, or if no asset allocation model portfolio is in effect, in accordance with your investment instructions to us to the one-year fixed account, the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPAs, including but not limited to, any limitations described in this prospectus on transfers (see "Transfer policies").

Dollar-cost averaging from the DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For a discussion of how dollar-cost averaging works, see "Making the Most of your Contract -- Automated Dollar-Cost Averaging."

BUYING YOUR CONTRACT

Your investment professional will help you complete and submit an application and send it along with your initial purchase payment to our administrative office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 85 or younger. (The age limit may be younger for qualified annuities in some states.)


When you apply, you may select (if available in your state):


- GPAs, the one-year fixed account, the DCA fixed account and/or subaccounts in which you want to invest;


-  how you want to make purchase payments;

-  a beneficiary;

-  the optional Portfolio Navigator asset allocation program(1); and

-  one of the following Death Benefits:

   - ROP Death Benefit

   - MAV Death Benefit(2)

   - 5% Accumulation Death Benefit(2)

   - Enhanced Death Benefit(2)

In addition, you may also select (if available in your state):

ANY ONE OF THE FOLLOWING OPTIONAL LIVING BENEFITS (ALL REQUIRE THE USE OF THE PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM):

-  Accumulation Protector Benefit(SM) rider


-  Guarantor Withdrawal Benefit for Life(SM) rider(3),(4)

-  Income Assurer Benefit(SM) -- MAV rider(5)

-  Income Assurer Benefit(SM) -- 5% Accumulation Benefit Base rider(5)

- Income Assurer Benefit(SM) -- Greater of MAV or 5% Accumulation Benefit Base rider(5)


EITHER OF THE FOLLOWING OPTIONAL DEATH BENEFITS:


-  Benefit Protector(SM) Death Benefit rider(6)

-  Benefit Protector(SM) Plus Death Benefit rider(6)


(1)  There is no additional charge for this feature.

(2) Available if both you and the annuitant are age 79 or younger at contract issue. The 5% Accumulation Death Benefit and Enhanced Death Benefit are not available with Benefit Protector(SM) and Benefit Protector(SM) Plus Death Benefit riders.


(3)  Available if you and the annuitant are age 80 or younger at contract issue.

(4) In those states where the Guarantor Withdrawal Benefit for Life(SM) rider is not available, you may select the Guarantor(SM) Withdrawal Benefit rider which is available if you and the annuitant are age 79 or younger at contract issue.

(5)  Available if the annuitant is age 75 or younger at contract issue.

(6) Available if you and the annuitant are age 75 or younger at contract issue. Not available with the 5% Accumulation Death Benefit or Enhanced Death Benefit riders.


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28 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

The contract provides for allocation of purchase payments to the GPAs, the one-year fixed account, the DCA fixed account and/or the subaccounts of the variable account, in even 1% increments subject to the $1,000 minimum required investment for the GPAs. The amount of any purchase payment allocated to the one-year fixed account in total cannot exceed 30% of the purchase payment. More than 30% of a purchase payment may be so allocated if you establish an automated dollar-cost averaging arrangement with respect to the purchase payment according to procedures currently in effect. We reserve the right to further limit purchase payment allocations to the one-year fixed account if the interest rate we are then crediting on new purchase payments allocated to the one-year fixed account is equal to the minimum interest rate stated in the contract.

If your application is complete, we will process it and apply your purchase payment to the GPAs, the one-year fixed account, the DCA fixed account and subaccounts you selected within two business days after we receive it at our administrative office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to the accounts on the valuation date we receive them. If we receive an additional purchase payment at our administrative office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our administrative office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.


You may make monthly payments to your contract under a Systematic Investment Plan (SIP). You must make an initial purchase payment of $10,000. Then, to begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.


THE RETIREMENT DATE


Annuity payouts begin on the retirement date. When we process your application, we will establish the retirement date to be the maximum age (or contract anniversary if applicable) for nonqualified annuities and Roth IRAs and for qualified annuities the date specified below. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the retirement date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAs, the retirement date must be:

-  no earlier than the 30th day after the contract's effective date; and


- no later than the annuitant's 90th(1) birthday or the tenth contract anniversary, if purchased after age 80(1).


FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAs, to comply with IRS regulations, the retirement date generally must be:

-  on or after the date the annuitant reaches age 59 1/2; and

- for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).


If you satisfy your required minimum distribution in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 90th(1) birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us.


Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for this contract.


(1) Applies to contracts purchased on or after May 1, 2006, in most states. For all other contracts, the retirement date must be no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75. Ask your investment professional which retirement date applies to you.


BENEFICIARY

We will pay your named beneficiary the death benefit if it becomes payable before the retirement date while the contract is in force and before annuity payouts begin. If there is no named beneficiary, then the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)




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29 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

PURCHASE PAYMENTS


Purchase payment amounts and purchase payment timing may vary by state and be limited under the terms of your contract.


MINIMUM INITIAL PURCHASE PAYMENT
  $10,000

MINIMUM ADDITIONAL PURCHASE PAYMENTS
  $50 for SIPs.
  $100 for all other payment plans.

MAXIMUM TOTAL PURCHASE PAYMENTS*
  $1,000,000


* This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to waive or increase the maximum limit. For qualified annuities, the Code's limits on annual contributions also apply. We also reserve the right to restrict cumulative additional purchase payments for contracts with the Guarantor Withdrawal Benefit for Life(SM) rider or the Guarantor(SM) Withdrawal Benefit rider. Additional purchase payments are restricted during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit(SM) rider.


HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER

Send your check along with your name and contract number to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SIP


Contact your investment professional to complete the necessary SIP paperwork.


CHARGES

CONTRACT ADMINISTRATIVE CHARGE


We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary or, if earlier, when the contact is fully withdrawn. We prorate this charge among the GPAs, the fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. Some states also limit any contract charge allocated to the fixed account.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.


If you take a full withdrawal from your contract, we will deduct this charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE


We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. These fees do not apply to the GPAs or the fixed account. We cannot increase these fees.

The mortality and expense risk fee you pay is determined by the death benefit guarantee you select:


                                                                    MORTALITY AND
                                                                  EXPENSE RISK FEE
ROP Death Benefit                                                       1.30%
MAV Death Benefit                                                       1.50
5% Accumulation Death Benefit                                           1.65
Enhanced Death Benefit                                                  1.70

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30 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge will cover sales and distribution expenses.

ACCUMULATION PROTECTOR BENEFIT(SM) RIDER FEE


We charge an annual fee of 0.55% of the greater of your contract value or the minimum contract accumulation value on your contract anniversary for this optional benefit only if you select it. We deduct the fee from the contract value on the contract anniversary. We prorate this fee among the GPAs, the fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.

Once you elect the Accumulation Protector Benefit(SM) rider, you may not cancel it and the fee will continue to be deducted until the end of the waiting period. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee.

Currently, the Accumulation Protector Benefit(SM) rider charge does not vary with the Portfolio Navigator model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each model portfolio for new contract owners. The Accumulation Protector Benefit(SM) rider charge will not exceed a maximum of 1.75%.

We will not change the Accumulation Protector Benefit(SM) rider charge after the rider effective date unless:

(a) you choose the annual elective step up after we have exercised our rights to increase the rider charge;

(b) you choose the elective spousal continuation step up after we have exercised our rights to increase the rider charge.

(c) you change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge;

(d) you change your Portfolio Navigator model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

If you choose the elective step up, the elective spousal continuation step up or change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your Portfolio Navigator model portfolio. On the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect.

The fee does not apply after annuity payouts begin.

GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER FEE

We charge an annual fee of 0.65% of the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature only if you select it. We deduct the fee from your contract value on your contract anniversary. We prorate this fee among the GPAs, the fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.

Once you elect the Guarantor Withdrawal Benefit for Life(SM) rider, you may not cancel it and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero or annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the RBA or the Annual Lifetime Payment (ALP) goes to zero but the contract value has not been depleted, you will continue to be charged.


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31 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

Currently the Guarantor Withdrawal Benefit for Life(SM) rider charge does not vary with the Portfolio Navigator model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each model portfolio for new contract owners. The Guarantor Withdrawal Benefit for Life(SM) rider charge will not exceed a maximum charge of 1.50%.

We will not change the Guarantor Withdrawal Benefit for Life(SM) rider charge after the rider effective date unless:

(a) you choose the annual elective step up after we have exercised our rights to increase the rider charge. However, if you choose to exercise the annual elective step up before the third contract anniversary, the Guarantor Withdrawal Benefit for Life(SM) rider charge will not change until the third contract anniversary, when it will change to the charge that was in effect on the valuation date we received your last written request to exercise the elective annual step up;

(b) you choose elective spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge;

(d) you change your Portfolio Navigator model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

If you choose the elective step up, the elective spousal continuation step up, or change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your Portfolio Navigator model portfolio. On the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect.

The fee does not apply after annuity payouts begin.

GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER FEE

THIS FEE INFORMATION APPLIES TO BOTH RIDER A (SEE "OPTIONAL BENEFITS") AND RIDER B (SEE APPENDIX H) UNLESS OTHERWISE NOTED.

We charge an annual fee of 0.55% of contract value for this optional feature only if you select it. We deduct the fee from your contract value on your contract anniversary. We prorate this fee among the GPAs, the one-year fixed account, and the subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.

Once you elect the Guarantor(SM) Withdrawal Benefit rider, you may not cancel it and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero or annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the Remaining Benefit Amount (RBA) goes to zero but the contract value has not been depleted, you will continue to be charged.

Currently the Guarantor(SM) Withdrawal Benefit rider charge does not vary with the Portfolio Navigator model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each model portfolio for new contract owners. The Guarantor(SM) Withdrawal Benefit rider charge will not exceed a maximum charge of 1.50%.

We will not change the Guarantor(SM) Withdrawal Benefit rider charge after the rider effective date unless:

(a) you choose the annual elective step up after we have exercised our rights to increase the rider charge. However, if you choose to step up before the third contract anniversary, the Guarantor(SM) Withdrawal Benefit rider charge will not change until the third contract anniversary, when it will change to the charge that was in effect on the valuation date we received your last written request to exercise the elective step up;

(b) you choose the spousal continuation step up under Rider A after we have exercised our rights to increase the rider charge;

(c) you change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge;

(d) you change your Portfolio Navigator model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

If you choose the elective step up or change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your Portfolio Navigator model portfolio. On the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect.

The fee does not apply after annuity payouts begin.


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32 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

INCOME ASSURER BENEFIT(SM) RIDER FEE


We charge an annual fee for this optional feature only if you select it. We determine the fee by multiplying the guaranteed income benefit base by the charge for the Income Assurer Benefit(SM) rider you select. There are three Income Assurer Benefit(SM) rider options available under your contract (see "Optional Benefits -- Income Assurer Benefit(SM) Riders") and each has a different guaranteed income benefit base calculation. The charge for each Income Assurer Benefit(SM) is as follows:

                                                                                   MAXIMUM             CURRENT
Income Assurer Benefit(SM) - MAV                                                     1.50%              0.30%(1)
Income Assurer Benefit(SM) - 5% Accumulation Benefit Base                            1.75               0.60(1)
Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base          2.00               0.65(1)

(1) For applications signed prior to Oct. 7, 2004, the following current annual rider charges apply: Income Assurer Benefit(SM) - MAV -- 0.55%, Income Assurer Benefit(SM) - 5% Accumulation Benefit Base -- 0.70%; and Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base -- 0.75%.


We deduct the fee from the contract value on your contract anniversary. We prorate this fee among the GPAs, the fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee.

Currently the Income Assurer Benefit(SM) rider charge does not vary with the Portfolio Navigator model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate charge for each model portfolio for new contract owners but not to exceed the maximum charges shown above. We cannot change the Income Assurer Benefit(SM) rider charge after the rider effective date, unless you change your Portfolio Navigator model portfolio after we have exercised our rights to increase the charge and/or charge a separate charge for each model portfolio. If you decide to change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge for new contract owners, you will pay the charge that is in effect on the valuation date we receive your written request to change your Portfolio Navigator model portfolio. On the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect.


For an example of how each Income Assurer Benefit fee is calculated, see Appendix B.

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER FEE


We charge a fee for the optional feature only if you select it. If selected, we deduct 0.25% of your contract value on your contract anniversary. We prorate this fee among the GPAs, the fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.

If the contract is terminated for any reason other than death or annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. We cannot increase this annual charge after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.


BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER FEE


We charge a fee for the optional feature only if you select it. If selected, we deduct 0.40% of your contract value on your contract anniversary. We prorate this fee among the GPAs, the fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.

If the contract is terminated for any reason other than death or annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. We cannot increase this annual charge after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.


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33 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWAL CHARGE

If you withdraw all or part of your contract value before annuity payouts begin, we may deduct a withdrawal charge. As described below, a withdrawal charge applies to each purchase payment you make. The withdrawal charge lasts for 7 years (see "Expense Summary").


You may withdraw an amount during any contract year without a withdrawal charge. We call this amount the Total Free Amount (TFA). The TFA varies depending on whether your contract includes the Guarantor Withdrawal Benefit for Life(SM) rider or the Guarantor(SM) Withdrawal Benefit rider:


CONTRACTS WITHOUT THE GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER OR GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER

The TFA is the greater of:


-  10% of the contract value on the prior contract anniversary(1); and

-  current contract earnings.


CONTRACTS WITH GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER


The TFA is the greatest of:

-  10% of the contract value on the prior contract anniversary(1);

-  current contract earnings; and

- the greater of the Remaining Benefit Payment or the Remaining Annual Lifetime Payment.


CONTRACTS WITH GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER

The TFA is the greatest of:


-  10% of the contract value on the prior contract anniversary(1);


-  current contract earnings; and

-  the Remaining Benefit Payment.


(1) We consider your initial purchase payment to be the prior contract anniversary's contract value during the first contract year.


Amounts withdrawn in excess of the TFA may be subject to a withdrawal charge as described below.

A withdrawal charge will apply if the amount you withdraw includes any of your prior purchase payments that are still within their withdrawal charge schedule. To determine whether your withdrawal includes any of your prior purchase payments that are still within their withdrawal charge schedule, we withdraw amounts from your contract in the following order:

1. We withdraw the TFA first. We do not assess a withdrawal charge on the TFA.

2. We withdraw purchase payments not previously withdrawn, in the order you made them: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn. By applying this "first-in, first-out" rule, we do not assess a withdrawal charge on purchase payments that we received prior to the number of years stated in the withdrawal charge schedule you select when you purchase the contract. We only assess a withdrawal charge on purchase payments that are still within the withdrawal charge schedule you selected.

EXAMPLE: Each time you make a purchase payment under the contract, a withdrawal charge schedule attaches to that purchase payment. The withdrawal charge percentage for each purchase payment declines according to the withdrawal charge schedule shown in your contract. (THE WITHDRAWAL CHARGE PERCENTAGES FOR THE 7-YEAR WITHDRAWAL CHARGE SCHEDULE ARE SHOWN IN A TABLE IN THE "EXPENSE SUMMARY.") For example, during the first two years after a purchase payment is made, the withdrawal charge percentage attached to that payment is 7%. The withdrawal charge percentage for that payment during the seventh year after it is made is 2%. At the beginning of the eighth year after that purchase payment is made, and thereafter, there is no longer a withdrawal charge as to that payment.


We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage (see "Expense Summary"), and then adding the total withdrawal charges.

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. A partial withdrawal that includes contract value taken from the Guarantee Period Accounts may also be subject to a Market Value Adjustment (see "Guarantee Period Accounts -- Market Value Adjustment"). We pay you the amount you request.


For an example, see Appendix C.

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34 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

WAIVER OF WITHDRAWAL CHARGES

We do not assess withdrawal charges for:

-  withdrawals of any contract earnings;

- withdrawals of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;


- if you elected the Guarantor Withdrawal Benefit for Life(SM) rider, the greater of your contract's Remaining Benefit Payment or Remaining Annual Lifetime Payment to the extent it exceeds the greater of contract earnings or 10% of the contract value on the prior contract anniversary;

- if you elected the Guarantor(SM) Withdrawal Benefit rider, your contract's Remaining Benefit Payment to the extent it exceeds the greater of contract earnings or 10% of the contract value on the prior contract anniversary;


- required minimum distributions from a qualified annuity provided the amount is no greater than the required amount calculated under your specific contract currently in force; and

- contracts settled using an annuity payout plan (EXCEPTION: As described below, if you select annuity payout Plan E, and choose later to withdraw the value of your remaining annuity payments, we will assess a withdrawal charge.)

- withdrawals made as a result of one of the "Contingent events" described below to the extent permitted by state law (see your contract for additional conditions and restrictions);

-  amounts we refund to you during the free look period; and

-  death benefits.

CONTINGENT EVENTS

- Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the withdrawal.

- To the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIC PERIOD:
Under this annuity payout plan, in most cases you can elect to take a withdrawal of the remaining variable payouts. If you take a withdrawal we impose a withdrawal charge. This charge will vary based on the death benefit guarantee and the assumed investment rate (AIR) you selected for the variable payouts. The withdrawal charge equals the present value of the remaining variable payouts using an AIR of either 3.5% or 5.0% minus the present value of the remaining variable payouts using the applicable discount rate shown in a table in the "Expense Summary." (See "The Annuity Payout Period -- Annuity Payout Plans.")

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.


FUND FEES AND EXPENSES

There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")


PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

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35 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

VALUING YOUR INVESTMENT

We value your accounts as follows:

GPAs

We value the amounts you allocated to the GPAs directly in dollars. The value of a GPA equals:

-  the sum of your purchase payments and transfer amounts allocated to the GPAs;

-  plus interest credited;

- minus the sum of amounts withdrawn after any applicable MVA (including any applicable withdrawal charges) and amounts transferred out;

-  minus any prorated portion of the contract administrative charge; and

- minus the prorated portion of the fee for any of the following optional benefits you have selected:

   - Accumulation Protector Benefit(SM) rider;


   - Guarantor Withdrawal Benefit for Life(SM) rider;


   - Guarantor(SM) Withdrawal Benefit rider;

   - Income Assurer Benefit(SM) rider;

   - Benefit Protector(SM) rider; or

   - Benefit Protector(SM) Plus rider.


THE FIXED ACCOUNT

THE FIXED ACCOUNT INCLUDES THE ONE-YEAR FIXED ACCOUNT AND THE DCA FIXED ACCOUNT.

We value the amounts you allocate to the fixed account directly in dollars. The value of the fixed account equals:

- the sum of your purchase payments allocated to the one-year fixed account and the DCA fixed account, and transfer amounts to the one-year fixed account;

-  plus interest credited;

- minus the sum of amounts withdrawn (including any applicable withdrawal charges) and amounts transferred out;

-  minus any prorated portion of the contract administrative charge; and

- minus the prorated portion of the fee for any of the following optional benefits you have selected:

   - Accumulation Protector Benefit(SM) rider;

   - Guarantor Withdrawal Benefit for Life(SM) rider;

   - Guarantor(SM) Withdrawal Benefit rider;

   - Income Assurer Benefit(SM) rider;

   - Benefit Protector(SM) rider; or

   - Benefit Protector(SM) Plus rider.

SUBACCOUNTS


We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, a withdrawal charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

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36 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-  additional purchase payments you allocate to the subaccounts;

-  transfers into or out of the subaccounts;

-  partial withdrawals;

-  withdrawal charges;

and the deduction of a prorated portion of:

-  the contract administrative charge; and

-  the fee for any of the following optional benefits you have selected:

   - Accumulation Protector Benefit(SM) rider;


   - Guarantor Withdrawal Benefit for Life(SM) rider;


   - Guarantor(SM) Withdrawal Benefit rider;

   - Income Assurer Benefit(SM) rider;

   - Benefit Protector(SM) rider; or

   - Benefit Protector(SM) Plus rider.

Accumulation unit values will fluctuate due to:

-  changes in fund net asset value;

-  fund dividends distributed to the subaccounts;

-  fund capital gains or losses;

-  fund operating expenses; and

- mortality and expense risk fee and the variable account administrative charge.

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37 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year GPA to one or more subaccounts. Only the one-year GPA is available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from the one-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn on the one-year GPA will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                NUMBER
By investing an equal number                            AMOUNT             ACCUMULATION        OF UNITS
of dollars each month ...               MONTH          INVESTED             UNIT VALUE         PURCHASED
                                         Jan             $100                   $20               5.00

                                         Feb              100                    18               5.56

you automatically buy                    Mar              100                    17               5.88
more units when the
per unit market price is low ... ---->   Apr              100                    15               6.67

                                         May              100                    16               6.25

                                         Jun              100                    18               5.56

                                         Jul              100                    17               5.88

and fewer units                          Aug              100                    19               5.26
when the per unit
market price is high.            ---->   Sept             100                    21               4.76

                                         Oct              100                    20               5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.


Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your investment professional.

Dollar-cost averaging as described in this section is not available when a Portfolio Navigator model portfolio is in effect. However, subject to certain restrictions, dollar-cost averaging is available for use through the DCA fixed account. See the "DCA Fixed Account" and "Portfolio Navigator Asset Allocation Program" sections in this prospectus for details.

ASSET REBALANCING

You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your investment professional.

Different rules apply to asset rebalancing under a Portfolio Navigator asset allocation model (see "Asset Allocation Program" and "Portfolio Navigator Asset Allocation Program" below).


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38 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

As long as you are not participating in a Portfolio Navigator model portfolio, asset rebalancing is available for use with the DCA fixed account (see "DCA Fixed Account") only if your subaccount allocation for asset rebalancing is exactly the same as your subaccount allocation for transfers from the DCA fixed account. If you change your subaccount allocations under the asset rebalancing program or the DCA fixed account, we will automatically change the subaccount allocations so they match. If you do not wish to have the subaccount allocation be the same for the asset rebalancing program and the DCA fixed account, you must terminate the asset rebalancing program or the DCA fixed account, as you may choose.

ASSET ALLOCATION PROGRAM

For contracts purchased before May 1, 2006, we offered an asset allocation program called Portfolio Navigator. You could elect to participate in the asset allocation program, and there is no additional charge. If you purchased an optional Accumulation Protector Benefit(SM) rider, Guarantor(SM) Withdrawal Benefit rider or Income Assurer Benefit(SM) rider, you are required to participate in the PN program under the terms of the rider.

This asset allocation program allows you to allocate your contract value to a model portfolio that consists of subaccounts and may include certain GPAs and/or the one-year fixed account (if available under the asset allocation program), which represent various asset classes. By spreading your contract value among these various asset classes, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will occur.

Asset allocation does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. If you choose or are required to participate in the asset allocation program, you are responsible for determining which model portfolio is best for you. Your investment professional can help you make this determination. In addition, your investment professional may provide you with an investor questionnaire, a tool that can help you determine which model portfolio is suited to your needs based on factors such as your investment goals, your tolerance for risk, and how long you intend to invest.

Currently, there are five model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. You are allowed to request a change to another model portfolio twice per contract year. Each model portfolio specifies allocation percentages to each of the subaccounts and any GPAs and/or the one-year fixed account that make up that model portfolio. By participating in the asset allocation program, you authorize us to invest your contract value in the subaccounts and any GPAs and/or one-year fixed account (if included) according to the allocation percentages stated for the specific model portfolio you have selected. You also authorize us to automatically rebalance your contract value quarterly beginning three months after the effective date of your contract in order to maintain alignment with the allocation percentages specified in the model portfolio.

Special rules will apply to the GPAs if they are included in a model portfolio. Under these rules:

- no MVA will apply when rebalancing occurs within a specific model portfolio (but an MVA may apply if you elect to transfer to a new model portfolio); and

- no MVA will apply when you elect an annuity payout plan while your contract value is invested in a model portfolio (see "Guarantee Period Accounts -- Market Value Adjustment").

Under the asset allocation program, the subaccounts, any GPAs and/or the one-year fixed account (if included) that make up the model portfolio you selected and the allocation percentages to those subaccounts, any GPAs and/or the one-year fixed account (if included) will not change unless we adjust the composition of the model portfolio to reflect the liquidation, substitution or merger of an underlying fund, a change of investment objective by an underlying fund or when an underlying fund stops selling its shares to the variable account. We reserve the right to change the terms and conditions of the asset allocation program upon written notice to you.

If permitted under applicable securities law, we reserve the right to:

- reallocate your current model portfolio to an updated version of your current model portfolio; or

-  substitute a fund of funds for your current model portfolio.

We also reserve the right to discontinue the asset allocation program. We will give you 30 days' written notice of any such change.

If you elected to participate in the asset allocation program, you may discontinue your participation in the program at any time by giving us written notice. Upon cancellation, automated rebalancing associated with the asset allocation program will end. You can elect to participate in the asset allocation program again at any time.


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39 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

REQUIRED USE OF ASSET ALLOCATION PROGRAM WITH ACCUMULATION PROTECTOR BENEFIT(SM) RIDER, GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER OR INCOME ASSURER BENEFIT(SM) RIDER


If you are required to participate in the asset allocation program because you purchased an optional Accumulation Protector Benefit(SM) rider, Guarantor(SM) Withdrawal Benefit rider or Income Assurer Benefit(SM) rider, you may not discontinue your participation in the asset allocation program unless permitted by the terms of the rider as summarized below:

- ACCUMULATION PROTECTOR BENEFIT(SM) RIDER: You cannot terminate the Accumulation Protector Benefit(SM) rider. As long as the Accumulation Protector Benefit(SM) rider is in effect, your contract value must be invested in one of the model portfolios. The Accumulation Protector Benefit(SM) rider automatically ends at the end of the waiting period as does the requirement that you participate in the asset allocation program. At all other times, if you do not want to participate in any of the model portfolios, you must terminate your contract by requesting a full withdrawal. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION PROTECTOR BENEFIT(SM) RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN ONE OF THE MODEL PORTFOLIOS UNTIL THE END OF THE WAITING PERIOD.

- GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER: Because the Guarantor(SM) Withdrawal Benefit rider requires that your contract value be invested in one of the model portfolios for the life of the contract, and you cannot terminate the Guarantor(SM) Withdrawal Benefit rider once you have selected it, you must terminate your contract by requesting a full withdrawal if you do not want to participate in any of the model portfolios. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN ONE OF THE MODEL PORTFOLIOS FOR THE LIFE OF THE CONTRACT.

- INCOME ASSURER BENEFIT(SM) RIDER: You can terminate the Income Assurer Benefit(SM) rider during a 30-day period after the first rider anniversary and at any time after the expiration of the waiting period. At all other times, if you do not want to participate in any of the model portfolios, you must terminate your contract by requesting a full withdrawal. Withdrawal charges and tax penalties may apply. As long as the Income Assurer Benefit(SM) rider is in effect, your contract value must be invested in one of the model portfolios. THEREFORE, YOU SHOULD NOT SELECT THE INCOME ASSURER BENEFIT(SM) RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN ONE OF THE MODEL PORTFOLIOS DURING THE PERIOD OF TIME THE INCOME ASSURER BENEFIT(SM) RIDER IS IN EFFECT.

PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM

The Portfolio Navigator Asset Allocation Program (PN program) described in this section replaces the previously offered asset allocation program described above for owners of all contracts purchased on or after May 1, 2006 and for contract owners who choose to move from the previously offered asset allocation program to the PN program or who add the PN program on or after May 1, 2006. The PN program is available for nonqualified annuities and for qualified annuities.

The PN program allows you to allocate your contract value to a PN program model portfolio that consists of subaccounts, each of which invests in a fund with a particular investment objective (underlying fund), and may include certain GPAs and/or the one-year fixed account (if available under the PN program) that represent various asset classes (allocation options). The PN program also allows you to periodically update your model portfolio or transfer to a new model portfolio. You are required to participate in the PN program if your contract includes an optional Accumulation Protector Benefit(SM) rider, Guarantor Withdrawal Benefit for Life(SM) rider (if available in your state, otherwise the Guarantor(SM) Withdrawal Benefit rider) or Income Assurer Benefit(SM) rider. If your contract does not include one of these riders, you also may elect to participate in the PN program at no additional charge. You should review any PN program information, including the terms of the PN program, carefully. Your investment professional can provide you with additional information and can answer questions you may have on the PN program.

SERVICE PROVIDERS TO THE PN PROGRAM. RiverSource Investments, an affiliate of ours, serves as non-discretionary investment adviser for the PN program solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments enters into an investment advisory agreement with each contract owner participating in the PN program. In its role as investment adviser to the PN program, RiverSource Investments relies upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviews the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducts periodic due diligence and provides ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investment's role as investment adviser for the PN program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of RiverSource Investment's Form ADV, the SEC investment adviser registration form. The Disclosure Document is delivered to contract owners at the time they enroll in the PN program.

Currently, the PN program model portfolios are designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly owned subsidiary of Morningstar, Inc. RiverSource Investments may replace Morningstar Associates and may hire additional firms to assist with the development and periodic updates of the model portfolios in the future. Also, RiverSource Investments may elect to develop and periodically update the model portfolios without the assistance of a third party service provider.


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40 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provides any individualized investment advice to contract owners regarding the application of a particular model portfolio to his or her circumstances. Contract owners are solely responsible for determining whether any model portfolio is appropriate.

We identify to Morningstar Associates the universe of allocation options that can be included in the model portfolios and, in limited circumstances, underlying funds of such allocation options (the universe of allocation options). The universe of allocation options may not include all allocation options available under your contract. We may modify from time to time such universe of allocation options. These modifications may reflect instructions from, or respond to actions taken by, any party making an allocation option available to us. For example, we may modify the universe of allocation options in response to the liquidation, merger or other closure of a fund. Once we identify this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictates to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio.

In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Portfolio Funds and certain allocation options as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Portfolio Funds and such allocation options or their underlying funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in model portfolios.

As an affiliate of RiverSource Investments, the investment adviser to the RiverSource Variable Portfolio Funds and certain allocation options, we may have an incentive to identify the RiverSource Variable Portfolio Funds and such allocation options for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Portfolio Funds, monitors the performance of the RiverSource Variable Portfolio Funds. In this role, RiverSource Investments may, from time to time, recommend certain changes to the board of directors of the RiverSource Variable Portfolio Funds. These changes may include but not be limited to a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Portfolio Fund. RiverSource Investments also may believe that certain RiverSource Variable Portfolio Funds may benefit from additional assets or could be harmed by redemptions. All of these factors may impact RiverSource Investment's view regarding the composition and allocation of a model portfolio.

RiverSource Investments' role as investment adviser to the PN program in connection with the development and updating of the model portfolios, and our identification of the universe of allocation options to Morningstar Associates for consideration, may influence the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.

RiverSource Investments, we or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Expense Summary -- Annual Operating Expenses of the Funds" and "The Variable Account and the Funds -- The Funds.") Therefore, we may have an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios. In addition, we or an affiliate of ours may receive higher compensation from certain GPAs or the one-year fixed account than from other allocation options. We therefore may have an incentive to identify these allocation options to Morningstar Associates for inclusion in the model portfolios.

Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent, rather than participants in the PN program.

PARTICIPATING IN THE PN PROGRAM. If you choose or are required to participate in the PN program, you are responsible for determining which model portfolio is best for you. Your investment professional can help you make this determination. In addition, your investment professional may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help determine which model portfolio most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the asset mix reflected in the model portfolio you select after completing the investor questionnaire is appropriate to your ability to withstand investment risk. Neither American Enterprise Life nor RiverSource Investments is responsible for your decision to participate in the PN program, your selection of a specific model portfolio or your decision to change to an updated or different model portfolio.


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41 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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Currently, there are five PN model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. Each model portfolio specifies allocation percentages to each of the subaccounts, any GPAs and/or the one-year fixed account that make up that model portfolio. By participating in the PN program, you instruct us to invest your contract value in the subaccounts, any GPAs and/or the one-year fixed account (if included) according to the allocation percentages stated for the specific model portfolio you have selected. By participating in the PN program, you also instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.

Special rules apply to the GPAs if they are included in a model portfolio. Under these rules:

- no MVA will apply when rebalancing occurs within a specific model portfolio (but an MVA may apply if you elect to transfer to a new model portfolio);

- no MVA will apply if you reallocate your contract value according to an updated model portfolio; and

- no MVA will apply when you elect an annuity payout plan while your contract value is invested in a model portfolio. (See "Guarantee Period Accounts -- Market Value Adjustment.")

If you initially allocate qualifying purchase payments to the DCA fixed account, when available (see "DCA Fixed Account"), and you are participating in the PN program, we will make monthly transfers in accordance with your instructions from the DCA fixed account into the model portfolio you have chosen.

Each model portfolio is evaluated periodically by Morningstar Associates, which may then provide updated recommendations to RiverSource Investments. As a result, the model portfolios may be updated from time to time (typically annually) with new allocation options and allocation percentages. When these reassessments are completed and changes to the model portfolios occur, you will receive a reassessment letter. This reassessment letter will notify you that the model portfolio has been reassessed and that, unless you instruct us not to do so, your contract value, less amounts allocated to the DCA fixed account, is scheduled to be reallocated according to the updated model portfolio. The reassessment letter will specify the scheduled reallocation date and will be sent to you at least 30 days prior to this date. Based on the written authorization you provided when you enrolled in the PN program, if you do not notify us otherwise, you will be deemed to have instructed us to reallocate your contract value, less amounts allocated to the DCA fixed account, according to the updated model portfolio. If you do not want your contract value, less amounts allocated to the DCA fixed account, to be reallocated according to the updated model portfolio, you must provide written or other authorized notification as specified in the reassessment letter.

In addition to this periodic reassessment and reallocation of the model portfolios, you may also request a change to your model portfolio up to twice per contract year by written request on an authorized form or by another method agreed to by us. Such changes include changing to a different model portfolio at any time or requesting to reallocate according to the updated version of your existing model portfolio other than according to the reassessment process described above. If your contract includes the Guarantor Withdrawal Benefit for Life(SM) rider, we reserve the right to limit the number of model portfolios from which you can select based on the dollar amount of purchase payments you make, subject to state restrictions. If your contract includes an optional Accumulation Protector Benefit(SM) rider, Guarantor Withdrawal Benefit for Life(SM) rider, Guarantor(SM) Withdrawal Benefit rider or Income Assurer Benefit(SM) rider and you make such a change (other than a scheduled periodic reallocation), we may charge you a higher fee for your optional Accumulation Protector Benefit(SM) rider, Guarantor Withdrawal Benefit for Life(SM) rider, Guarantor(SM) Withdrawal Benefit rider or Income Assurer Benefit(SM) rider.

RISKS. Asset allocation through the PN program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.

By spreading your contract value among various allocation options under the PN program, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.

Investment performance of your contract value could be better or worse by participating in the PN program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.


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42 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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Quarterly rebalancing and periodic updating of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.

We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes the right to offer more or fewer model portfolios and to vary the allocation options and/or allocation percentages within those model portfolios. If permitted under applicable securities law, we reserve the right to substitute a fund of funds for your current model portfolio. We also reserve the right to discontinue the PN program. We will give you 30 days' written notice of any such change.

In addition, RiverSource Investments has the right to terminate its investment advisory agreement with you upon 30 days' written notice. If RiverSource Investments terminates its investment advisory agreement with you and other participants in the PN program, we would either have to find a replacement investment adviser or terminate the PN program unless otherwise permitted by applicable law, regulations or positions of the SEC staff.


PN PROGRAM UNDER THE ACCUMULATION PROTECTOR BENEFIT(SM) RIDER, GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER, GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER OR INCOME ASSURER BENEFIT(SM) RIDER


If you purchase the optional Accumulation Protector Benefit(SM) rider, the optional Guarantor Withdrawal Benefit for Life(SM) rider, the optional Guarantor(SM) Withdrawal Benefit rider or the optional Income Assurer Benefit(SM) rider, you are required to participate in the PN program under the terms of each rider.

- ACCUMULATION PROTECTOR BENEFIT(SM) RIDER: You cannot terminate the Accumulation Protector Benefit(SM) rider. As long as the Accumulation Protector Benefit(SM) rider is in effect, your contract value must be invested in one of the model portfolios. The Accumulation Protector Benefit(SM) rider automatically ends at the end of the waiting period as does the requirement that you participate in the PN program. At all other times, if you do not want to participate in any of the model portfolios, you must terminate your contract by requesting a full withdrawal. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION PROTECTOR BENEFIT(SM) RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) UNTIL THE END OF THE WAITING PERIOD.

- GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER: The Guarantor Withdrawal Benefit for Life(SM) rider requires that your contract value be invested in one of the model portfolios for the life of the contract. Subject to state restrictions, we reserve the right to limit the number of model portfolios from which you can select based on the dollar amount of purchase payments you make. Because you cannot terminate the Guarantor Withdrawal Benefit for Life(SM) rider once you have selected it, you must terminate your contract by requesting a full withdrawal if you do not want to participate in any of the model portfolios. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) FOR THE LIFE OF THE CONTRACT.

- GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER: In those states where the Guarantor Withdrawal Benefit for Life(SM) rider is not available, you may purchase the Guarantor(SM) Withdrawal Benefit rider. Because the Guarantor(SM) Withdrawal Benefit rider requires that your contract value be invested in one of the model portfolios for the life of the contract, and you cannot terminate the Guarantor(SM) Withdrawal Benefit rider once you have selected it, you must terminate your contract by requesting a full withdrawal if you do not want to participate in any of the model portfolios. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) FOR THE LIFE OF THE CONTRACT.

- INCOME ASSURER BENEFIT(SM) RIDER: You can terminate the Income Assurer Benefit(SM) rider during a 30-day period after the first rider anniversary and at any time after the expiration of the waiting period. At all other times, if you do not want to participate in any of the model portfolios, you must terminate your contract by requesting a full withdrawal. Withdrawal charges and tax penalties may apply. As long as the Income Assurer Benefit(SM) rider is in effect, your contract value must be invested in one of the model portfolios. THEREFORE, YOU SHOULD NOT SELECT THE INCOME ASSURER BENEFIT(SM) RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) DURING THE PERIOD OF TIME THE INCOME ASSURER BENEFIT(SM) RIDER IS IN EFFECT.


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43 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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OPTIONAL PN PROGRAM


If you do not select the optional Accumulation Protector Benefit(SM) rider, the optional Guarantor Withdrawal Benefit for Life(SM) rider, the optional Guarantor(SM) Withdrawal Benefit rider or the optional Income Assurer Benefit(SM) rider with your contract, you may elect to participate in the PN program.

Unless we agree otherwise, you may only elect the PN program at contract issue. You may cancel your participation in the PN program at any time by giving us written notice. Upon cancellation, automated rebalancing associated with the PN program will end. You can elect to participate in the PN program again at any time.

You will also cancel the PN program if you initiate transfers other than transfers to one of the current model portfolios or transfers from the DCA fixed account (see "DCA Fixed Account"). Partial withdrawals do not cancel the PN program. The PN program will terminate on the date you make a full withdrawal from your contract or on your retirement date.

TRANSFERRING BETWEEN ACCOUNTS

The transfer rights discussed in this section do not apply while a Portfolio Navigator model portfolio is in effect.

You may transfer contract value from any one subaccount, GPAs, the one-year fixed account or the DCA fixed account to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the GPAs and the one-year fixed account. You may not transfer value to the DCA fixed account.


The date your request to transfer will be processed depends on when we receive it:

- If we receive your transfer request at our administrative office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

- If we receive your transfer request at our administrative office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to an MVA if done more than 30 days before the end of the guarantee period.

We may suspend or modify transfer privileges at any time.


WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE OR LESS RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.


Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower, too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

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44 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY
HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of asset allocation or dollar-cost averaging. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.


If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

-  requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

-  not accepting telephone or electronic transfer requests;

-  requiring a minimum time period between each transfer;

-  not accepting transfer requests of an agent acting under power of attorney;

-  limiting the dollar amount that you may transfer at any one time; or

-  suspending the transfer privilege.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the funds and harm contract owners.


IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE, EXCHANGE AND REDEMPTION OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE, BUT NOT BE LIMITED TO, PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER OR TAXPAYER IDENTIFICATION NUMBER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:


- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.


- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund may require us to reject your transfer request. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.


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45 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Further the risks of market timing may be greater for underlying funds that invest in securities, such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSES TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

For information on transfers after annuity payouts begin, see "Transfer policies" below.


TRANSFER POLICIES


- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer. We reserve the right to limit transfers to the one-year fixed account if the interest rate we are then currently crediting to the one-year fixed account is equal to the minimum interest rate stated in the contract.

- You may transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to an MVA. The amount of contract value transferred to the one-year fixed account cannot result in the value of the one-year fixed account being greater than 30% of the contract value. Transfers out of the one-year fixed account are limited to 30% of one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater. We reserve the right to further limit transfers to or from the one-year fixed account if the interest rate we are then crediting on new purchase payments allocated to the one-year fixed account is equal to the minimum interest rate stated in the contract.

- You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive an MVA, which may result in a gain or loss of contract value, unless an exception applies (see "The Guarantee Period Accounts (GPAs) -- Market Value Adjustment (MVA)").

- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the GPAs will be effective on the valuation date we receive it.

- You may not transfer contract values from the subaccounts, the GPAs, or the one-year fixed account into the DCA fixed account. However, you may transfer contract values from the DCA fixed account to any of the investment options available under your contract, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPA, as described above. (See "DCA Fixed Account.")

- Once annuity payouts begin, you may not make transfers to or from the GPAs or the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. When annuity payments begin, you must transfer all contract value out of your GPAs and the DCA fixed account.


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46 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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HOW TO REQUEST A TRANSFER OR WITHDRAWAL

1 BY LETTER


Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or withdrawal to our administrative office:


AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT

Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT

Transfers or withdrawals:  Contract value or entire account balance


* Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.


2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS


Your investment professional can help you set up automated transfers among your subaccounts, one-year fixed account or GPAs.


You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.


- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months.

- Transfers out of the one-year fixed account are limited to 30% of the one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater.


- Automated withdrawals may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial withdrawals are in effect.

- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT

Transfers or withdrawals:  $100 monthly
                           $250 quarterly, semiannually or annually

3 BY PHONE

Call between 8 a.m. and 7 p.m. Central time:

(800) 333-3437

MINIMUM AMOUNT

Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT

Transfers:                 Contract value or entire account balance
Withdrawals:               $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals NOT be authorized from your account by writing to us.

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47 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWALS

You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. If we receive your withdrawal request at our administrative office before the close of business, we will process your withdrawal using the accumulation unit value we calculate on the valuation date we received your withdrawal request. If we receive your withdrawal request at our administrative office at or after the close of business, we will process your withdrawal using the accumulation unit value we calculate on the next valuation date after we received your withdrawal request. We may ask you to return the contract. You may have to pay administrative charges, withdrawal charges or any applicable optional rider charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Annuity Payout Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")


Any partial withdrawals you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected will also be reduced. If you have elected the Guarantor Withdrawal Benefit for Life(SM) rider or the Guarantor(SM) Withdrawal Benefit rider and your partial withdrawals in any contract year exceed the permitted withdrawal amount under the terms of the Guarantor Withdrawal Benefit for Life(SM) rider or the Guarantor(SM) Withdrawal Benefit rider, your benefits under the rider may be reduced (see "Optional Benefits").


In addition, withdrawals you are required to take to satisfy RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

WITHDRAWAL POLICIES


If you have a balance in more than one account and you request a partial withdrawal, we will automatically withdraw from all your subaccounts, GPAs, the DCA fixed account and/or the one-year fixed account in the same proportion as your value in each account correlates to your total contract value. You may request that a partial withdrawal be taken from one or more investment options unless an asset allocation program is in effect for your contract. After executing a partial withdrawal, the value in each GPA and subaccount must be either zero or at least $50.


RECEIVING PAYMENT

By regular or express mail:

-  payable to you;

-  mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

   - the withdrawal amount includes a purchase payment check that has not cleared;

   -  the NYSE is closed, except for normal holiday and weekend closings;

   -  trading on the NYSE is restricted, according to SEC rules;

   - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

   - the SEC permits us to delay payment for the protection of security holders.

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48 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

TSA -- SPECIAL WITHDRAWAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

   -  you are at least age 59 1/2;

   -  you are disabled as defined in the Code;

   -  you severed employment with the employer who purchased the contract; or

   -  the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.


Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. If you have an Income Assurer Benefit(SM) and/or Benefit Protector(SM) Plus, the riders will terminate upon transfer of ownership of the annuity contract. The Accumulation Protector Benefit(SM), the Guarantor Withdrawal Benefit for Life(SM) and the Guarantor(SM) Withdrawal Benefit riders will continue upon transfer of ownership of your annuity contract. Continuance of the Benefit Protector(SM) rider is optional. (See "Optional Benefits.")


BENEFITS IN CASE OF DEATH

There are four death benefit options under your contract. You must select one of the following death benefits:

-  ROP Death Benefit;

-  MAV Death Benefit;

-  5% Accumulation Death Benefit; or

-  Enhanced Death Benefit.

If it is available in your state and if both you and the annuitant are 79 or younger at contract issue, you can elect any one of the above death benefits. If either you or the annuitant are 80 or older at contract issue, the ROP Death Benefit will apply. Once you elect a death benefit, you cannot change it. We show the death benefit that applies in your contract. The death benefit you select determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")

Under each option, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you choose when you purchased the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

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49 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

HERE ARE SOME TERMS THAT ARE USED TO DESCRIBE THE DEATH BENEFITS:

  ADJUSTED PARTIAL WITHDRAWALS (CALCULATED FOR ROP AND MAV DEATH BENEFITS)
       PW X DB
    =  -------
         CV

    PW = the partial withdrawal including any applicable withdrawal charge or MVA.

    DB = the death benefit on the date of (but prior to) the partial withdrawal.

    CV = contract value on the date of (but prior to) the partial withdrawal.

MAXIMUM ANNIVERSARY VALUE (MAV): is zero prior to the first contract anniversary after the effective date of the rider. On the first contract anniversary after the effective date of the rider, we set the MAV as the greater of these two values:

(a)  current contract value; or

(b)  total payments made to the contract minus adjusted partial withdrawals.

Thereafter, we increase the MAV by any additional purchase payments and reduce the MAV by adjusted partial withdrawals. Every contract anniversary after that prior to the earlier of your or the annuitant's 81st birthday, we compare the MAV to the current contract value and we reset the MAV to the higher amount.


5% VARIABLE ACCOUNT FLOOR: is the sum of the value of your GPAs, the one-year fixed account and the variable account floor. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we establish the variable account floor as:

- the amounts allocated to the subaccounts and the DCA fixed account at issue increased by 5%;

- plus any subsequent amounts allocated to the subaccounts and the DCA fixed account;

- minus adjusted transfers and partial withdrawals from the subaccounts or the DCA fixed account.

Thereafter, we continue to add subsequent amounts allocated to the subaccounts or the DCA fixed account and subtract adjusted transfers and partial withdrawals from the subaccounts or the DCA fixed account. On each contract anniversary after the first, through age 80, we add an amount to the variable account floor equal to 5% of the prior anniversary's variable account floor. We stop adding this amount after you or the annuitant reach age 81.


  5% VARIABLE ACCOUNT FLOOR ADJUSTED TRANSFERS OR ADJUSTED PARTIAL WITHDRAWALS
      PWT X VAF
    = ---------
         SV


    PWT = the amount transferred from the subaccounts or the DCA fixed account or the amount of the partial withdrawal (including any applicable withdrawal charge or MVA) from the subaccounts or the DCA fixed account.

    VAF = variable account floor on the date of (but prior to) the transfer or partial withdrawal.

     SV = value of the subaccounts and the DCA fixed account on the date of (but prior to) the transfer of partial withdrawal.

The amount of purchase payment and purchase payment credits (if applicable) withdrawn from or transferred from any subaccount or fixed account (if applicable) or GPA account is calculated as (a) times (b) where:

(a) is the amount of purchase payment and purchase payment credits (if applicable) in the account or subaccount on the date of but prior to the current withdrawal or transfer; and

(b) is the ratio of the amount transferred or withdrawn from the account or subaccount to the value in the account or subaccount on the date of (but prior to) the current withdrawal or transfer.


For contracts issued in New Jersey, the cap on the variable account floor is 200% of the sum of the purchase payments allocated to the subaccounts that have not been withdrawn or transferred out of the subaccounts.

NOTE: The 5% variable account floor is calculated differently and is not the same value as the Income Assurer Benefit(SM) 5% variable account floor.

RETURN OF PURCHASE PAYMENTS (ROP) DEATH BENEFIT

The ROP Death Benefit is the basic death benefit to the contract that will pay your beneficiaries no less than your purchase payments, adjusted for withdrawals. If you or the annuitant die before annuity payouts begin and while this contract is in force, the death benefit will be the greater of these two values:

1. contract value; or

2. total purchase payments minus adjusted partial withdrawals.

The ROP Death Benefit will apply unless you select one of the alternative death benefits described immediately below.

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50 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

IF AVAILABLE IN YOUR STATE AND BOTH YOU AND THE ANNUITANT ARE AGE 79 OR YOUNGER AT CONTRACT ISSUE, YOU MAY SELECT ONE OF THE DEATH BENEFITS DESCRIBED BELOW AT THE TIME YOU PURCHASE YOUR CONTRACT. THE DEATH BENEFITS DO NOT PROVIDE ANY ADDITIONAL BENEFIT BEFORE THE FIRST CONTRACT ANNIVERSARY AND MAY NOT BE APPROPRIATE FOR ISSUE AGES 75 TO 79 BECAUSE THE BENEFIT VALUES MAY BE LIMITED AFTER AGE 81. BE SURE TO DISCUSS WITH YOUR INVESTMENT PROFESSIONAL WHETHER OR NOT THESE DEATH BENEFITS ARE APPROPRIATE FOR YOUR SITUATION.


MAXIMUM ANNIVERSARY VALUE (MAV) DEATH BENEFIT

The MAV Death Benefit provides that if you or the annuitant die while the contract is in force and before annuity payouts begin, the death benefit will be the greatest of these three values:

1. contract value;

2. total purchase payments minus adjusted partial withdrawals; or

3. the MAV on the date of death.

5% ACCUMULATION DEATH BENEFIT

The 5% Accumulation Death Benefit provides that if you or the annuitant die while the contract is in force and before annuity payouts begin, the death benefit will be the greatest of these three values:

1. contract value;

2. total purchase payments minus adjusted partial withdrawals; or

3. the 5% variable account floor.

ENHANCED DEATH BENEFIT

The Enhanced Death Benefit provides that if you or the annuitant die while the contract is in force and before annuity payouts begin, the death benefit will be the greatest of these four values:

1. contract value;

2. total purchase payments minus adjusted partial withdrawals;

3. the MAV on the date of death; or

4. the 5% variable account floor.

For an example of how each death benefit is calculated, see Appendix D.

IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES


If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The Income Assurer Benefit(SM) and Benefit Protector(SM) Plus riders if selected, will terminate. The Accumulation Protector Benefit(SM), the Guarantor Withdrawal Benefit for Life(SM) and the Guarantor(SM) Withdrawal Benefit riders, if selected, will continue. Continuance of the Benefit Protector(SM) is optional. (See "Optional Benefits.")

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and


- the payout period does not extend beyond the beneficiary's life or life expectancy.

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51 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.


   Your spouse may elect to assume ownership of the contract at any time before annuity payments begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The Income Assurer Benefit(SM) and Benefit Protector Plus(SM) riders, if selected, will terminate. The Accumulation Protector Benefit(SM), the Guarantor Withdrawal Benefit for Life(SM) and the Guarantor(SM) Withdrawal Benefit riders, if selected, will continue. Continuance of the Benefit Protector(SM) is optional. (See "Optional Benefits.")


- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:


   - the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and


   - payouts begin no later than one year following the year of your death; and

   - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan which guarantees payouts to a beneficiary after your death, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS


OPTIONAL LIVING BENEFITS


ACCUMULATION PROTECTOR BENEFIT(SM) RIDER

The Accumulation Protector Benefit(SM) rider is an optional benefit that you may select for an additional charge. The Accumulation Protector Benefit(SM) rider may provide a guaranteed contract value at the end of the specified waiting period on the benefit date, but not until then, under the following circumstances:

ON THE BENEFIT DATE, IF:                             THEN YOUR ACCUMULATION PROTECTOR BENEFIT(SM) RIDER BENEFIT IS:
------------------------------------------------------------------------------------------------------------------
The Minimum Contract Accumulation Value (defined     The contract value is increased on the benefit date to equal
below) as determined under the Accumulation          the Minimum Contract Accumulation Value as determined under
Protector Benefit(SM) rider is greater than your     the Accumulation Protector Benefit(SM) rider on the benefit
contract value,                                      date.

The contract value is equal to or greater than the   Zero; in this case, the Accumulation Protector Benefit(SM)
Minimum Contract Accumulation Value as determined    rider ends without value and no benefit is payable.
under the Accumulation Protector Benefit(SM)
rider,

If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Protector Benefit(SM) rider will terminate without value and no benefits will be paid. EXCEPTION: If you are still living on the benefit date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Protector Benefit(SM) rider on the valuation date your contract value reached zero.


If this rider is available in your state, you may elect the Accumulation Protector Benefit(SM) at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Protector Benefit(SM) rider may not be terminated once you have elected it except as described in the "Terminating the Rider" section below. An additional charge for the Accumulation Protector Benefit(SM) rider will be assessed annually during the waiting period. The rider ends when the waiting period expires and no further benefit will be payable and no further fees for the rider will be deducted. The Accumulation Protector Benefit(SM) may not be purchased with the optional Guarantor Withdrawal Benefit for Life(SM) rider, Guarantor(SM) Withdrawal Benefit rider or any Income Assurer Benefit(SM) rider. When the rider ends, you may be able to purchase another optional rider we then offer by written request received within 30 days of that contract anniversary date. The Accumulation Protector Benefit(SM) rider may not be available in all states.


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52 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

You should consider whether an Accumulation Protector Benefit(SM) rider is appropriate for you because:

- you must participate in the Portfolio Navigator program if you purchase a contract on or after May 1, 2006 with this rider (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program"). If you selected this rider before May 1, 2006, you must participate in the asset allocation program (see "Making the Most of Your Contract -- Asset Allocation Program"), however, you may elect to participate in the Portfolio Navigator program after May 1, 2006. The Portfolio Navigator program and the asset allocation program limits your choice of subaccounts, one-year fixed account and GPAs (if available) to those that are in the asset allocation model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the one-year fixed account that are available under the contract to contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Asset and Portfolio Navigator Asset Allocation Program.");

- you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit(SM) rider;


- if you purchase this annuity as a qualified annuity, for example, an IRA, you may need to take partial withdrawals from your contract to satisfy the minimum distribution requirements of the Code (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). Partial withdrawals, including those you take to satisfy RMDs, will reduce any potential benefit that the Accumulation Protector Benefit(SM) rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;

- if you think you may withdraw all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Protector Benefit(SM) rider, which is the length of the waiting period under the Accumulation Protector Benefit(SM) rider, in order to receive the benefit, if any, provided by the Accumulation Protector Benefit(SM) rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Protector Benefit(SM) rider may provide;


- the 10 year waiting period under the Accumulation Protector Benefit(SM) rider will restart if you exercise the elective step up option (described below) or your surviving spouse exercises the spousal continuation elective step up (described below); and

- the 10 year waiting period under the Accumulation Protector Benefit(SM) rider may be restarted if you elect to change model portfolio to one that causes the Accumulation Protector Benefit(SM) rider charge to increase (see "Charges").

Be sure to discuss with your investment professional whether a Accumulation Protector Benefit(SM) rider is appropriate for your situation.


HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE OPERATION OF THE ACCUMULATION PROTECTOR BENEFIT(SM):

BENEFIT DATE: This is the first valuation date immediately following the expiration of the waiting period.

MINIMUM CONTRACT ACCUMULATION VALUE (MCAV): An amount calculated under the Accumulation Protector Benefit(SM) rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.

ADJUSTMENTS FOR PARTIAL WITHDRAWALS: The adjustment made for each partial withdrawal from the contract is equal to the amount derived from multiplying (a) and (b) where:

(a) is 1 minus the ratio of the contract value on the date of (but immediately after) the partial withdrawal to the contract value on the date of (but immediately prior to) the partial withdrawal; and

(b) is the MCAV on the date of (but immediately prior to) the partial withdrawal.

WAITING PERIOD: The waiting period for the rider is 10 years.

We reserve the right to restart the waiting period on the latest contract anniversary if you change your asset allocation model after we have exercised our rights to increase the rider charge for new contract owners, or if you change your asset allocation model after we have exercised our rights to charge a separate charge for each model.

Your initial MCAV is equal to your initial purchase payment. It is increased by the amount of any subsequent purchase payments received within the first 180 days that the rider is effective. It is reduced by adjustments for any partial withdrawals made during the waiting period.

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53 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

AUTOMATIC STEP UP

On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

1. 80% of the contract value on the contract anniversary; or

2. the MCAV immediately prior to the automatic step up.

The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, the automatic step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The automatic step up of the MCAV does not restart the waiting period or increase the charge (although the total fee for the rider may increase).

ELECTIVE STEP UP OPTION

Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.

When you exercise the annual elective step up, we may be charging more for the Accumulation Protector Benefit(SM) rider at that time for new contract owners. If your MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Protector Benefit(SM) rider, you will pay the charge that is in effect on the valuation date we receive your written request to step up. In addition, the waiting period will restart as of the most recent contract anniversary. Failure to exercise this elective step up in subsequent years will not reinstate any prior waiting period. Rather, the waiting period under the rider will always commence from the most recent anniversary for which the elective step up option was exercised.

The elective step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, the elective step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The elective step up option is not available to non-spouse beneficiaries that continue the contract during the waiting period.

SPOUSAL CONTINUATION

If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Protector Benefit(SM) rider, the spouse will pay the charge that is in effect on the valuation date we receive their written request to step up. In addition, the waiting period will restart as of the most recent contract anniversary.

TERMINATING THE RIDER

The rider will terminate under the following conditions:

   The rider will terminate before the benefit date without paying a benefit on the date:

   - you take a full withdrawal; or

   - annuitization begins; or

   - the contract terminates as a result of the death benefit being paid.

   The rider will terminate on the benefit date.

For an example, see Appendix E.

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54 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER

The Guarantor Withdrawal Benefit For Life(SM) rider is an optional benefit that you may select for an additional annual charge if:

-    you purchase your contract on or after May 1, 2006;

-    the rider is available in your state; and

-    you and the annuitant are 80 or younger on the date the contract is issued.

You must elect the Guarantor Withdrawal Benefit For Life(SM) rider when you purchase your contract. The rider effective date will be the contract issue date.

The Guarantor Withdrawal Benefit For Life(SM) rider guarantees that you will be able to withdraw up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin, until you have recovered at minimum all of your purchase payments. And, under certain limited circumstances defined in the rider, you have the right to take a specified amount of partial withdrawals in each contract year until death (see "At Death" heading below) -- even if the contract value is zero.

Your contract provides for annuity payouts to begin on the retirement date (see "Buying Your Contract -- The Retirement Date"). Before the retirement date, you have the right to withdraw some or all of your contract value, less applicable administrative, withdrawal and rider charges imposed under the contract at the time of the withdrawal (see "Making the Most of Your Contract -- Withdrawals"). Because your contract value will fluctuate depending on the performance of the underlying funds in which the subaccounts invest, the contract itself does not guarantee that you will be able to take a certain withdrawal amount each year before the annuity payouts begin, nor does it guarantee the length of time over which such withdrawals can be made before the annuity payouts begin.

The Guarantor Withdrawal Benefit For Life(SM) rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and do not intend to elect an annuity payout before the annuity payouts begin and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.

Under the terms of the Guarantor Withdrawal Benefit For Life(SM) rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see "Waiting period" heading below) and whether or not the lifetime withdrawal benefit has become effective:

(1) The basic withdrawal benefit gives you the right to take limited partial withdrawals in each contract year and guarantees that over time will total an amount equal to, at minimum, your purchase payments. Key terms associated with the basic withdrawal benefit are "Guaranteed Benefit Payment (GBP)," "Remaining Benefit Payment (RBP)," "Guaranteed Benefit Amount (GBA)," and "Remaining Benefit Amount (RBA)." See these headings below for more information.

(2) The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited partial withdrawals until the later of death (see "At Death" heading below) or until the RBA [under the basic withdrawal benefit] is reduced to zero. Key terms associated with the lifetime withdrawal benefit are "Annual Lifetime Payment (ALP)," "Remaining Annual Lifetime Payment (RALP)," "Covered Person," and "Annual Lifetime Payment Attained Age (ALPAA)." See these headings below for more information.

Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the covered person reaches age 65, or the rider effective date if the covered person is age 65 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" heading below).

Provided annuity payouts have not begun, the Guarantor Withdrawal Benefit For Life(SM) rider guarantees that you may take the following partial withdrawal amounts each contract year:

- After the waiting period and before the establishment of the ALP, the rider guarantees that each year you can cumulatively withdraw an amount equal to the GBP;

- During the waiting period and before the establishment of the ALP, the rider guarantees that each year you can cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;

- After the waiting period and after the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal the ALP or the GBP, but the rider does not guarantee withdrawals of the sum of both the ALP and the GBP in a contract year;

- During the waiting period and after the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawals of the sum of both the RALP and the RBP in a contract year;


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55 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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If you withdraw less than allowed partial withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your partial withdrawals in each contract year do not exceed the annual partial withdrawal amount allowed under the rider, and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for partial withdrawals are protected (i.e., will not decrease).

If you withdraw more than the allowed partial withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing," "RBA Excess Withdrawal Processing," and "ALP Excess Withdrawal Processing" headings below). Please note that each of the two benefits has its own definition of the allowed annual withdrawal amount. Therefore a partial withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, the basic withdrawal benefit only, or both.

If your withdrawals exceed the greater of the RBP or the RALP, withdrawal charges under the terms of the contract may apply (see "Charges -- Withdrawal Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. Market value adjustments, if applicable, will also be made (see "Guarantee Period Accounts
(GPAs) -- Market Value Adjustment"). We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Making the Most of Your Contract -- Withdrawals").

The rider's guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see "Annual Step Up" heading below). If you exercise the annual step up election, the spousal continuation step up election (see "Spousal Continuation Step Up" heading below) or change your Portfolio Navigator model portfolio, the rider charge may change (see "Charges").

If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the third rider anniversary. You may take withdrawals after the waiting period without reversal of prior step ups.

You should consider whether the Guarantor Withdrawal Benefit For Life(SM) rider is appropriate for you because:

- LIFETIME WITHDRAWAL BENEFIT LIMITATIONS: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:

     (a) Once the contract value equals zero, payments are made for as long as the oldest owner or annuitant is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the guaranteed lifetime withdrawal benefit terminates at the first death of any owner or annuitant (see "At Death" heading below). Therefore, it is possible for the lifetime withdrawal benefit to end while the person(s) relying on the lifetime withdrawal benefit is/are still alive. This possibility may present itself when:

          (i) THERE ARE MULTIPLE CONTRACT OWNERS -- when one of the contract owners dies the benefit terminates even though other contract owners are still living; or

          (ii) THE OWNER AND THE ANNUITANT ARE NOT THE SAME PERSONS -- if the annuitant dies before the owner, the benefit terminates even though the owner is still living. This is could happen, for example, when the owner is younger than the annuitant. This risk increases as the age difference between owner and annuitant increases.

     (b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.

     (c) When the lifetime withdrawal benefit is first established, the initial ALP is based on the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below). Unless there has been a spousal continuation or ownership change, any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.

     (d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the Guarantor Withdrawal Benefit For Life(SM) rider will terminate.

- USE OF PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM REQUIRED: You must elect one of the model portfolios of the Portfolio Navigator. This requirement limits your choice of subaccounts, one-year fixed account and GPAs (if available) to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the one-year fixed account that are available under the contract to contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program.") Subject to state restrictions, we reserve the right to limit the number of model portfolios from which you can select based on the dollar amount of purchase payments you make.


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56 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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-    TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including partial withdrawals taken from the contract under the terms of this rider, are treated less favorably than amounts received as annuity payments under the contract (see "Taxes -- Nonqualified Annuities"). Withdrawals before age
     59 1/2 may incur a 10% IRS early withdrawal penalty and may be considered taxable income. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the specified amount of withdrawal available under the rider. Partial withdrawals in any contract year that exceed the guaranteed amount available for withdrawal may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for this contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

- LIMITATIONS FOR TSAs: Once annuity payouts begin, you may not make transfers to or from the GPAs or the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise. When annuity payments begin, you must transfer all contract value out of any GPAs.

- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions.

- LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER THIS CONTRACT: If you select the Guarantor Withdrawal Benefit For Life(SM) rider, you may not elect an Income Assurer Benefit(SM) rider or the Accumulation Protector Benefit(SM) rider.

- NON-CANCELABLE: Once elected, the Guarantor Withdrawal Benefit For Life(SM) rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin.

- INTERACTION WITH TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw from the contract in each contract year without incurring a withdrawal charge (see "Charges -- Withdrawal Charge"). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw in a contract year under the contract's TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal procedures described below for the GBA, RBA and ALP.

For an example, see Appendix F.

KEY TERMS AND PROVISIONS OF THE GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER ARE DESCRIBED BELOW:

PARTIAL WITHDRAWALS: A withdrawal of an amount that does not result in a surrender of the contract. The partial withdrawal amount is a gross amount and will include any withdrawal charge and any market value adjustment.

WAITING PERIOD: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.

GUARANTEED BENEFIT AMOUNT (GBA): The total cumulative amount available for partial withdrawals over the life of the rider. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. Rather, the GBA is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

The GBA is determined at the following times, calculated as described:

-    AT CONTRACT ISSUE -- the GBA is equal to the initial purchase payment.

- WHEN YOU MAKE ADDITIONAL PURCHASE PAYMENTS -- each additional purchase payment has its own GBA equal to the amount of the purchase payment.

- AT STEP UP -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- WHEN AN INDIVIDUAL RBA IS REDUCED TO ZERO -- the GBA that is associated with that RBA will also be set to zero.

- WHEN YOU MAKE A PARTIAL WITHDRAWAL DURING THE WAITING PERIOD AND AFTER A STEP UP -- Any prior annual step ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

-    WHEN YOU MAKE A PARTIAL WITHDRAWAL AT ANY TIME AND THE AMOUNT WITHDRAWN IS:

     (a) less than or equal to the total RBP -- the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged.

     (b) is greater than the total RBP -- GBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.


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57 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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GBA EXCESS WITHDRAWAL PROCESSING

The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT (RBA): Each withdrawal you make reduces the amount of GBA that is guaranteed by this rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.

The RBA is determined at the following times, calculated as described:

-    AT CONTRACT ISSUE -- the RBA is equal to the initial purchase payment.

- WHEN YOU MAKE ADDITIONAL PURCHASE PAYMENTS -- each additional purchase payment has its own RBA initially set equal that payment's GBA to (the amount of the purchase payment).

- AT STEP UP -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- WHEN YOU MAKE A PARTIAL WITHDRAWAL DURING THE WAITING PERIOD AND AFTER A STEP UP -- Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

-    WHEN YOU MAKE A PARTIAL WITHDRAWAL AT ANY TIME AND THE AMOUNT WITHDRAWN IS:

     (a) LESS THAN OR EQUAL TO THE TOTAL RBP -- the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment's RBA is reduced in proportion to its RBP.

     (b) IS GREATER THAN THE TOTAL RBP -- RBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. Please note that if the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

RBA EXCESS WITHDRAWAL PROCESSING

The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:

1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for partial withdrawals in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase payment has its own GBP, which is equal to the lesser of that payment's RBA or 7% of that payment's GBA, and the total GBP is the sum of the individual GBPs.

During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.

The GBP is determined at the following times, calculated as described:

-    AT CONTRACT ISSUE -- the GBP is established as 7% of the GBA value.

- AT EACH CONTRACT ANNIVERSARY -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value.

- WHEN YOU MAKE ADDITIONAL PURCHASE PAYMENTS -- each additional purchase payment has its own GBP equal to 7% of the purchase payment amount.

- AT STEP UP -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- WHEN AN INDIVIDUAL RBA IS REDUCED TO ZERO -- the GBP associated with that RBA will also be reset to zero.


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58 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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-    WHEN YOU MAKE A PARTIAL WITHDRAWAL DURING THE WAITING PERIOD AND AFTER A
     STEP UP -- Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment. Each payment's GBP will be reset to 7% of that purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

-    WHEN YOU MAKE A PARTIAL WITHDRAWAL AT ANY TIME AND THE AMOUNT WITHDRAWN IS:

     (a)  LESS THAN OR EQUAL TO THE TOTAL RBP -- the GBP remains unchanged.

     (b) IS GREATER THAN THE TOTAL RBP -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value, based on the RBA and GBA after the withdrawal. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

REMAINING BENEFIT PAYMENT (RBP): The amount available for partial withdrawals for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount maybe less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.

The RBP is determined at the following times, calculated as described:

- AT THE BEGINNING OF EACH CONTRACT YEAR DURING THE WAITING PERIOD AND PRIOR TO ANY WITHDRAWAL -- the RBP for each purchase payment is set equal to that purchase payment, multiplied by 7%.

- AT THE BEGINNING OF ANY OTHER CONTRACT YEAR -- the RBP for each purchase payment is set equal to that purchase payment's GBP.

- WHEN YOU MAKE ADDITIONAL PURCHASE PAYMENTS -- each additional purchase payment has its own RBP equal to that payment's GBP.

- AT STEP UP -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- AT SPOUSAL CONTINUATION -- (see "Spousal Option to Continue the Contract" heading below).

- WHEN AN INDIVIDUAL RBA IS REDUCED TO ZERO -- the RBP associated with that RBA will also be reset to zero.

- WHEN YOU MAKE ANY PARTIAL WITHDRAWAL -- the total RBP is reset to equal the total RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCESSING AND RBA EXCESS WITHDRAWAL PROCESSING ARE APPLIED and the amount available for future partial withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.

COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments. The Covered Person is the oldest contract owner or annuitant. The covered person may change during the contract's life if there is a spousal continuation or a change of contract ownership. If the covered person changes, we recompute the benefits guaranteed by the rider, based on the life of the new covered person, which may reduce the amount of the lifetime withdrawal benefit.

ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA): The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date following the date the covered person reaches age 65.

ANNUAL LIFETIME PAYMENT (ALP): Once established, the ALP at any time is the amount available for withdrawals in each contract year after the waiting period until the later of death (see "At Death" heading below), or the RBA is reduced to zero, under the lifetime withdrawal benefit. The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.

During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above).

The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.

THE ALP IS DETERMINED AT THE FOLLOWING TIMES:

- THE LATER OF THE CONTRACT EFFECTIVE DATE OR THE CONTRACT ANNIVERSARY DATE FOLLOWING THE DATE THE COVERED PERSON REACHES AGE 65 -- the ALP is established as 6% of the total RBA.

- WHEN YOU MAKE ADDITIONAL PURCHASE PAYMENTS -- each additional purchase payment increases the ALP by 6% of the amount of the purchase payment.

- AT STEP UPS -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- AT CONTRACT OWNERSHIP CHANGE -- (see "Spousal Option to Continue the Contract" and "Contract Ownership Change" headings below).


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59 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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-    WHEN YOU MAKE A PARTIAL WITHDRAWAL DURING THE WAITING PERIOD AND AFTER A
     STEP UP -- Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments multiplied by 6%. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

-    WHEN YOU MAKE A PARTIAL WITHDRAWAL AT ANY TIME AND THE AMOUNT WITHDRAWN IS:

     (a)  LESS THAN OR EQUAL TO THE RALP -- the ALP remains unchanged.

     (b) IS GREATER THAN THE RALP -- ALP EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE ALP. Please note that if the partial withdrawal is made during the waiting period, the excess withdrawal processing are applied AFTER any previously applied annual step ups have been reversed.

ALP EXCESS WITHDRAWAL PROCESSING

The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or 6% of the contract value immediately following the withdrawal.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for partial withdrawals for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the RALP is zero.

THE RALP IS DETERMINED AT THE FOLLOWING TIMES:

- THE LATER OF THE CONTRACT EFFECTIVE DATE OR THE CONTRACT ANNIVERSARY DATE FOLLOWING THE DATE THE COVERED PERSON REACHES AGE 65, AND:

     (a) DURING THE WAITING PERIOD AND PRIOR TO ANY WITHDRAWALS -- the RALP is established equal to 6% of purchase payments.

     (b)  AT ANY OTHER TIME -- the RALP is established equal to the ALP.

- AT THE BEGINNING OF EACH CONTRACT YEAR DURING THE WAITING PERIOD AND PRIOR TO ANY WITHDRAWALS -- the RALP is set equal to the total purchase payments, multiplied by 6%.

-    AT THE BEGINNING OF ANY OTHER CONTRACT YEAR -- the RALP is set equal to
     ALP.

- WHEN YOU MAKE ADDITIONAL PURCHASE PAYMENTS -- each additional purchase payment increases the RALP by 6% of the amount of the purchase payment.

- WHEN YOU MAKE ANY PARTIAL WITHDRAWAL -- the RALP equals the RALP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCESSING IS APPLIED and the amount available for future partial withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from this contract and the RMD calculated separately for this contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of the RMD that exceeds the RBP or RALP will not be subject to excess withdrawal processing provided that the following conditions are met:

-    The RMD is the life expectancy RMD for this contract alone, and

- The RMD amount is based on the requirements of section 401(a)(9), related Code provisions and regulations thereunder that were in effect on the effective date of this rider.

Withdrawal amounts greater than the RBP or RALP on the contract anniversary date that do not meet these conditions will result in excess withdrawal processing as described above.

See Appendix G for additional information.

STEP UP DATE: The date any step up becomes effective, and depends on the type of step up being applied (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP, and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP, and RALP, and may extend the payment period or increase the allowable payment.

The annual step up is subject to the following rules:

- The annual step up is available when the RBA or, if established, the ALP, would increase on the step up date.

-    Only one step up is allowed each contract year.

- If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the Annual step up will not be available until the third rider anniversary.

- If the application of the step up does not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.


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-    If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

- The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

- Please note it is possible for the ALP and RALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP or RALP do not step up.

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

- The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.

- The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.

- The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

-    The total RBP will be reset as follows:

     (a) During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.

     (b) At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made in the current contract year, but never less than zero.

- The ALP will be reset to the greater of the ALP immediately prior to the step up date or 6% of the contract value on the step up date.

-    The RALP will be reset as follows:

     (a) During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.

     (b) At any other time, the RALP will be reset as the increased ALP less all prior withdrawals made in the current contract year, but never less than zero.

SPOUSAL OPTION TO CONTINUE THE CONTRACT: If a surviving spouse elects to continue the contract, the Guarantor Withdrawal Benefit For Life(SM) rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled; the covered person will be re-determined and is the covered person referred to below; and the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:

-    The GBA, RBA, and GBP values remain unchanged.

- The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

- IF THE ALP HAS NOT YET BEEN ESTABLISHED AND THE NEW COVERED PERSON HAS NOT YET REACHED AGE 65 AS OF THE DATE OF continuation -- the ALP will be established on the contract anniversary following the date the covered person reaches age 65 as the lesser of the RBA or the contract anniversary value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.

- IF THE ALP HAS NOT YET BEEN ESTABLISHED BUT THE NEW COVERED PERSON IS AGE 65 OR OLDER AS OF THE DATE OF CONTINUATION -- the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior partial withdrawals made in the current contract year, but will never be less than zero.

- IF THE ALP HAS BEEN ESTABLISHED BUT THE NEW COVERED PERSON HAS NOT YET REACHED AGE 65 AS OF THE DATE OF CONTINUATION -- the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to equal the ALP.

- IF THE ALP HAS BEEN ESTABLISHED AND THE NEW COVERED PERSON IS AGE 65 OR OLDER AS OF THE DATE OF CONTINUATION -- the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to equal to the ALP less all prior withdrawals made in the current contract year, but never less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the change of covered person (see "Covered Person" heading above).

SPOUSAL CONTINUATION STEP UP: If a surviving spouse elects to continue the contract, another elective step up option becomes available. To exercise the step up, the spouse or the spouse's investment professional must submit a request within 30 days of the date of continuation. The step up date is the date we receive the spouse's request to step up. If the request is received after the close of business, the step up date will be the next valuation day. The GBA, RBA, GBP, RBP, ALP and RALP will be reset in the same fashion as the annual step up.


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The spousal continuation step up is subject to the following rules:

- If the spousal continuation step up option is exercised and we have increased the charge for the rider, the spouse will pay the charge that is in effect on the step up date.

IF CONTRACT VALUE REDUCES TO ZERO: If the contract value reduces to zero and the total RBA remains greater than zero, you will be paid in the following scenarios:

1) The ALP has not yet been established and the contract value is reduced to zero for any reason other than full withdrawal of the contract. In this scenario, you can choose to:

   (a)  receive the remaining schedule of GBPs until the RBA equals zero; or

   (b) wait until the rider anniversary following the date the covered person reaches age 65, and then receive the ALP annually until the latter of
        (i) the death of the covered person, or (ii) the RBA is reduced to zero.

   We will notify you of this option. If no election is made, the ALP will be paid.

2) The ALP has been established and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:

   (a)  the remaining schedule of GBPs until the RBA equals zero; or

   (b) the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.

   We will notify you of this option. If no election is made, the ALP will be paid.

3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.

4) The ALP has been established and the contract value falls to zero as a result of a partial withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the covered person.

Under any of these scenarios:

- The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually;

-  We will no longer accept additional purchase payments;

-  You will no longer be charged for the rider;

-  Any attached death benefit riders will terminate; and

- The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

The Guarantor Withdrawal Benefit For Life(SM) rider and the contract will terminate under either of the following two scenarios:

- If the contract value falls to zero as a result of a withdrawal that is greater than both the RALP and the RBP. This is full withdrawal of the contract.

- If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.

AT DEATH: If the contract value is greater than zero, then the Guarantor Withdrawal Benefit For Life(SM) rider will terminate when the death benefit becomes payable (see "Benefits in Case of Death"). The beneficiary may elect to take the death benefit as a lump sum under the terms of the contract (see "Benefits in Case of Death") or the annuity payout option (see "Guarantor Withdrawal Benefit Annuity Payout Option" heading below).

If the contract value equals zero and the death benefit becomes payable, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

- If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

- If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.


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62 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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CONTRACT OWNERSHIP CHANGE: If the contract changes ownership (see "Changing
Ownership"), the covered person will be redetermined and is the covered person referred to below. The GBA, RBA, GBP, RBP values will remain unchanged. The ALP and RALP will be reset with an effective date as follows:

- IF THE ALP HAS NOT YET BEEN ESTABLISHED AND THE NEW COVERED PERSON HAS NOT YET REACHED AGE 65 AS OF THE OWNERSHIP CHANGE DATE -- the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 65. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set equal to the ALP.

- IF THE ALP HAS NOT YET BEEN ESTABLISHED BUT THE NEW COVERED PERSON IS AGE 65 OR OLDER AS OF THE OWNERSHIP CHANGE DATE -- the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set equal to the ALP less all prior withdrawals made in the current contract year but not less than zero.

- IF THE ALP HAS BEEN ESTABLISHED BUT THE NEW COVERED PERSON HAS NOT YET REACHED AGE 65 AS OF THE OWNERSHIP CHANGE DATE -- the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to equal the lesser of the ALP or total purchase payments multiplied by 6%. If the time period ends at any other time, the RALP will be reset to equal the ALP.

- IF THE ALP HAS BEEN ESTABLISHED AND THE NEW COVERED PERSON IS AGE 65 OR OLDER AS OF THE OWNERSHIP CHANGE DATE -- the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to equal the ALP less all prior withdrawals made in the current contract year but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the change of covered person (see "Covered Person" heading above).

GUARANTOR(SM) WITHDRAWAL BENEFIT -- ANNUITY PAYOUT OPTION: Several annuity payout plans are available under the contract. In addition to these annuity payout plans, a fixed annuity payout option is available under the Guarantor Withdrawal Benefit For Life(SM) rider.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This option may not be available if the contract is issued to qualify under
Section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed under the mortality table we then use to determine current life annuity purchase rates under the contract to which this rider is attached.

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Code.


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63 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER

The Guarantor(SM) Withdrawal Benefit rider is an optional benefit that you may select for an additional annual charge if:

- you purchase your contract on or after May 1, 2006(1) in those states where the Guarantor Withdrawal Benefit for Life(SM) rider is not available(2);

-  you and the annuitant are 79 or younger on the date the contract is issued.

You must elect the Guarantor(SM) Withdrawal Benefit rider when you purchase your contract. The rider effective date will be the contract issue date.

The Guarantor(SM) Withdrawal Benefit initially provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals in each contract year that over time will total an amount equal to your purchase payments plus any purchase payment credits. Certain withdrawals and step ups, as described below, can cause the initial guaranteed withdrawal benefit to change. The guarantee remains in effect if your partial withdrawals in a contract year do not exceed the Guaranteed Benefit Payment (GBP -- the amount you may withdraw under the terms of the rider in each contract year). As long as your withdrawals in each contract year do not exceed the GBP, you will not be assessed a withdrawal charge.

If you withdraw an amount greater than the GBP in a contract year, we call this an "excess withdrawal" under the rider. If you make an excess withdrawal under the rider:

- withdrawal charges, if applicable, will apply only to the amount of the withdrawal that exceeds the GBP and,

-  the guaranteed benefit amount will be adjusted as described below; and

-  the remaining benefit amount will be adjusted as described below.

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge (see "Charges --Withdrawal Charge"). Market value adjustments, if applicable, will also be made (see "Guarantee Period Accounts
(GPAs) -- Market Value Adjustment"). We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits, Benefit Protector(SM) and Benefit Protector(SM) Plus riders (see "Benefits in Case of Death" and "Optional Benefits -- Benefit Protector(SM) Death Benefit Rider (Benefit Protector(SM)) and Benefit Protector(SM) Plus Death Benefit Rider (Benefit Protector(SM) Plus"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Withdrawals").

An annual elective step up option is available for 30 days after the contract anniversary. This option allows you to step up the remaining benefit amount and guaranteed benefit amount to the contract value on the valuation date we receive your written request to step up.

The annual elective step up is subject to the following rules:

- if you do not take any withdrawals during the first three years, you may step up annually beginning with the first contract anniversary;

- if you take any withdrawals during the first three years, the annual step up will not be available until the third contract anniversary;

- if you step up on the first or second contract anniversary but then take a withdrawal prior to the third contract anniversary, you will lose any prior step ups and the withdrawal will be considered an excess withdrawal subject to the excess withdrawal procedures discussed under the "Guaranteed Benefit Amount" and "Remaining Benefit Amount" headings below; and

- you may take withdrawals on or after the third contract anniversary without reversal of previous step ups.

(1) The disclosures in this section also apply to contract owners who purchased this rider on or after April 29, 2005. In previous disclosure, we have referred to this rider as Rider A. We also offered an earlier version of this rider, previously referred to as Rider B. See Appendix H for information regarding Rider B which is no longer offered. See the rider attached to your contract for the actual terms of the benefit you purchased.

(2) Ask your investment professional if this rider is available in your state.


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64 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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If you exercise the annual step up election, the special spousal continuation step up election (described below) or change your Portfolio Navigator model portfolio, the rider charge may change (see "Charges").

If you and the annuitant are 79 or younger at contract issue, you may choose to add the Guarantor(SM) Withdrawal Benefit rider to your contract. This benefit may not be available in your state. You must elect the Guarantor(SM) Withdrawal Benefit rider at the time you purchase your contract and the rider effective date will be the contract issue date. Once elected, the Guarantor(SM) Withdrawal Benefit rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin. If you select the Guarantor(SM) Withdrawal Benefit rider, you may not elect an Income Assurer Benefit(SM) rider or the Accumulation Protector Benefit(SM) rider.

You should consider whether the Guarantor(SM) Withdrawal Benefit is appropriate for you because:

- you must participate in the Portfolio Navigator program if you purchase a contract on or after May 1, 2006 with this rider (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program"). If you selected this rider before May 1, 2006, you must participate in the asset allocation program (see "Making the Most of Your Contract -- Asset Allocation Program"), however, you may elect to participate in the Portfolio Navigator program after May 1, 2006. The Portfolio Navigator program and the asset allocation program limit your choice of subaccounts, one-year fixed account and GPAs (if available) to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the one-year fixed account that are available under the contract to contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Asset Allocation Program and Portfolio Navigator Asset Allocation Program.");

- withdrawals before age 59 1/2 may incur a 10% IRS early withdrawal penalty and may be considered taxable income. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that is greater than your GBP in any contract year. If you withdraw more than the GBP in any contract year to satisfy an RMD, this will constitute an excess withdrawal, as defined above, and the excess withdrawal procedures described below will apply to the guaranteed benefit amount and the remaining benefit amount. Under our current administrative practice we do not apply the excess withdrawal procedures to certain excess withdrawals you take to satisfy an RMD for your contract. We reserve the right to discontinue this administrative practice. We will give you 30 days' written notice of any such change. We limit our administrative practice to the amount of an RMD withdrawal that is based on the life expectancy RMD for your contract and the requirements of the Code and regulations in effect when you purchase your contract. Any other amount you withdraw to satisfy an RMD that exceeds the RBP on the most recent rider anniversary is subject to the excess withdrawal procedures described below. For additional information, see Appendix I. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

- Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Withdrawal Provisions"). Therefore, the Guarantor(SM) Withdrawal Benefit rider may be of limited value to you. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

-  we reserve the right to limit the cumulative amount of purchase payments.

THE TERMS "GUARANTEED BENEFIT AMOUNT" AND "REMAINING BENEFIT AMOUNT" ARE DESCRIBED BELOW. EACH IS USED IN THE OPERATION OF THE GBP, THE RBP, THE ELECTIVE STEP UP, THE SPECIAL SPOUSAL CONTINUATION STEP UP AND THE GUARANTOR(SM) WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION.

GUARANTEED BENEFIT AMOUNT

The Guaranteed Benefit Amount (GBA) is equal to the initial purchase payment, plus any purchase payment credits, adjusted for subsequent purchase payments, any purchase payment credits, partial withdrawals in excess of the GBP, and step ups. The maximum GBA is $5,000,000.

The GBA is determined at the following times:

- at contract issue -- the GBA is equal to the initial purchase payment, plus any purchase payment credit;

- when you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own GBA equal to the amount of the purchase payment plus any purchase payment credit. The total GBA when an additional purchase payment and purchase payment credit are added is the sum of the individual GBAs immediately prior to the receipt of the additional purchase payment, plus the GBA associated with the additional purchase payment;

- when you make a partial withdrawal -- if all of your withdrawals in the current contract year are less than or equal to the GBP, the GBA remains unchanged;

- when you make a partial withdrawal -- if all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP prior to the current withdrawal, or you make any withdrawal in a contract year after a step up but before the third contract anniversary, THEN, THE FOLLOWING EXCESS WITHDRAWAL PROCEDURE WILL BE APPLIED TO THE GBA:


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65 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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   GBA EXCESS WITHDRAWAL PROCEDURE

   The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

   (a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

   (b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

-  at step up -- (see "Elective Step Up" heading below).

REMAINING BENEFIT AMOUNT

The remaining benefit amount (RBA) at any point is the total guaranteed amount available for future partial withdrawals. The maximum RBA is $5,000,000.

The RBA is determined at the following times:

- at contract issue -- the RBA is equal to the initial purchase payment plus any purchase payment credit;

- when you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own RBA equal to the amount of the purchase payment plus any purchase payment credit. The total RBA when an additional purchase payment and purchase payment credit are added is the sum of the individual RBAs immediately prior to the receipt of the additional purchase payment, plus the RBA associated with the additional payment;

- when you make a partial withdrawal -- if all of your withdrawals in the current contract year are less than or equal to the GBP, the RBA becomes the RBA immediately prior to the partial withdrawal, less the partial withdrawal.

- when you make a partial withdrawal -- if all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP prior to the current withdrawal; or you make any withdrawal in a contract year after a step up but before the third contract anniversary, THEN, THE FOLLOWING EXCESS WITHDRAWAL PROCEDURE WILL BE APPLIED TO THE RBA:

   RBA EXCESS WITHDRAWAL PROCEDURE

   The RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the RBA immediately prior to the withdrawal, less the amount of the withdrawal.

   If there have been multiple purchase payments, any reduction of the RBA will be taken out of each payment's RBA in the following manner:

   The withdrawal amount up to the remaining benefit payment (defined below) is taken out of each RBA bucket in proportion to its remaining benefit payment at the time of the withdrawal; and the withdrawal amount above the remaining benefit payment and any amount determined by the excess withdrawal procedure are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

-  at step up -- (see "Elective Step Up" heading below).

GUARANTEED BENEFIT PAYMENT

The GBP is the withdrawal amount that you are entitled to take each contract year until the RBA is depleted. The GBP is equal to 7% of the GBA. If you withdraw less than the GBP in a contract year, there is no carry over to the next contract year.

The Total Free Amount (TFA) you are allowed to withdraw from the contract in each contract year without incurring a withdrawal charge (see "Charges -- Withdrawal Charge") may be greater than the GBP. Any amount you withdraw in a contract year under the contract's TFA provision that exceeds the GBP available for you to withdraw under the terms of the rider is subject to the GBA and RBA excess withdrawal procedures described above.

REMAINING BENEFIT PAYMENT

At the beginning of each contract year, the remaining benefit payment (RBP) is set as the lesser of (a) the GBP, or (b) the RBA. Whenever a partial withdrawal is made, the RBP equals the RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero.


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66 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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ELECTIVE STEP UP

You have the option to increase the RBA, the GBA, the GBP and the RBP beginning with the first contract anniversary. Note that special rules, described above, may limit elective step ups in the first three contract years.

You may only step up if your contract value on the valuation date we receive your written request to step up is greater than the RBA. The elective step up will be determined as follows:

- The effective date of the step up is the valuation date we receive your written request to step up.

- The RBA will be increased to an amount equal to the contract value on the valuation date we receive your written request to step up.

- The GBA will be increased to an amount equal to the greater of the GBA immediately prior to the step up or the contract value on the valuation date we receive your written request to step up.

- The GBP will be increased to an amount equal to the greater of the GBP immediately prior to the step up or 7% of the GBA after the step up.

- The RBP will be increased to the lesser of the RBA after the step up or the GBP after the step up less any withdrawals made during that contract year.

You may elect a step up only once each contract year within 30 days after the contract anniversary. Once a step up has been elected, another step up may not be elected until the next contract anniversary.

If you take any partial withdrawals before the third contract anniversary, the annual step up election is not available until the third contract anniversary. If you choose to step up on the first or second contract anniversary but then take a withdrawal before the third contract anniversary, any prior step ups will be removed and the withdrawal will be considered an excess withdrawal subject to the GBA and RBA excess withdrawal procedures described above.

SPOUSAL CONTINUATION AND SPECIAL SPOUSAL CONTINUATION STEP UP

If a surviving spouse elects to continue the contract, this rider also continues. The spousal continuation step up is in addition to the annual elective step up.

A surviving spouse may elect a spousal continuation step up by written request within 30 days following the spouse's election to continue the contract. This step up may be made even if withdrawals have been taken under the contract during the first three years. Under this step up, the RBA will be reset to the greater of the RBA or the contract value on the valuation date we receive the spouse's written request to step up; the GBA will be reset to the greater of the GBA or the contract value on the same valuation date.

If a spousal continuation step up is elected and we have increased the charge for the rider for new contract owners, the spouse will pay the charge that is in effect on the valuation date we receive the written request to step up.

GUARANTOR(SM) WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION

Several annuity payout plans are available under the contract. In addition to these annuity payout plans, a fixed annuity payout option is available under the Guarantor(SM) Withdrawal Benefit.

Under this option the amount payable each year will be equal to the future schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Code.

IF CONTRACT VALUE REDUCES TO ZERO

If the contract value reduces to zero and the RBA remains greater than zero, the following will occur:

-  you will be paid according to the annuity payout option described above;

-  we will no longer accept additional purchase payments;

-  you will no longer be charged for the rider;

-  any attached death benefit riders will terminate; and

- the death benefit becomes the remaining payments under the annuity payout option described above.

If the contract value falls to zero and the RBA is depleted, the Guarantor(SM) Withdrawal Benefit rider and the contract will terminate.

For an example, see Appendix J.


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67 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

INCOME ASSURER BENEFIT(SM) RIDERS


There are three optional Income Assurer Benefit(SM) riders available under your contract:

-  Income Assurer Benefit(SM) - MAV;

-  Income Assurer Benefit(SM) - 5% Accumulation Benefit Base; or

-  Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base.

The Income Assurer Benefit(SM) riders are intended to provide you with a guaranteed minimum income regardless of the volatility inherent in the investments in the subaccounts. The riders benchmark the contract growth at each anniversary against several comparison values and set the guaranteed income benefit base (described below) equal to the largest value. The guaranteed income benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates stated in Table B of the contract to calculate the minimum annuity payouts you will receive if you exercise the rider. If the guaranteed income benefit base is greater than the contract value, the guaranteed income benefit base may provide a higher annuity payout level than is otherwise available. However, the riders use guaranteed annuity purchase rates which may result in annuity payouts that are less than those using the annuity purchase rates that we may apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the riders may be less than the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the riders, you will receive the higher standard payout option. The guaranteed income benefit base does not create contract value or guarantee the performance of any investment option.

The general information in this section applies to each Income Assurer Benefit(SM) rider. This section is followed by a description of each specific Income Assurer Benefit(SM) rider and how it is calculated.

You should consider whether a Income Assurer Benefit(SM) rider is appropriate for you because:


- you must participate in the Portfolio Navigator program if you purchase a contract on or after May 1, 2006 with this rider (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program"). If you selected this rider before May 1, 2006, you must participate in the asset allocation program (see "Making the Most of Your Contract -- Asset Allocation Program"), however, you may elect to participate in the Portfolio Navigator program after May 1, 2006. The Portfolio Navigator program and the asset allocation program limit your choice of subaccounts, the one-year fixed account and GPAs (if available), to those that are in the asset allocation model you select. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the one-year fixed account that are available under the contract to other contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Asset Allocation Program" and "Portfolio Navigator Asset Allocation Program.");

- if you are purchasing the contract as a qualified annuity, such as an IRA, and you are planning to begin annuity payouts after the date on which minimum distributions required by the Code must begin, you should consider whether an Income Assurer Benefit(SM) is appropriate for you (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). Partial withdrawals you take from the contract, including those used to satisfy RMDs, will reduce the guaranteed income benefit base (defined below), which in turn may reduce or eliminate the amount of any annuity payouts available under the rider. Consult a tax advisor before you purchase any Income Assurer Benefit(SM) rider with a qualified annuity;


- you must hold the Income Assurer Benefit(SM) for 10 years unless you elect to terminate the rider within 30 days following the first anniversary after the effective date of the rider;


- the 10-year waiting period may be restarted if you elect to change the model portfolio to one that causes the rider charge to increase (see "Charges -- Income Assurer Benefit(SM)");


- the Income Assurer Benefit(SM) rider terminates* on the contract anniversary after the annuitant's 86th birthday; and

- you can only exercise the Income Assurer Benefit(SM) within 30 days after a contract anniversary following the expiration of the 10-year waiting period.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the Income Assurer Benefit(SM) rider before this time, your benefits will continue according to the annuity payout plan you have selected.


If the Income Assurer Benefit(SM) rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose this optional benefit at the time you purchase your contract for an additional charge. The amount of the charge is determined by the Income Assurer Benefit(SM) rider you select (see "Charges -- Income Assurer Benefit(SM) Rider Fee"). The effective date of the rider will be the contract issue date. The Accumulation Protector Benefit(SM), the Guarantor Withdrawal Benefit for Life(SM) and the Guarantor(SM) Withdrawal Benefit riders are not available with any Income Assurer Benefit(SM) rider. If the annuitant is between age 73 and age 75 at contract issue, you should consider whether a Income Assurer Benefit(SM) rider is appropriate for your situation because of the 10-year waiting period requirement. Be sure to discuss with your investment professional whether an Income Assurer Benefit(SM) rider is appropriate for your situation.


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68 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE INCOME ASSURER BENEFIT(SM) RIDERS IN THE SECTIONS BELOW:

GUARANTEED INCOME BENEFIT BASE: The guaranteed income benefit base is the value that will be used to determine minimum annuity payouts when the rider is exercised. It is an amount we calculate, depending on the Income Assurer Benefit(SM) rider you choose, that establishes a benefit floor. When the benefit floor amount is greater than the contract value, there may be a higher annuitization payout than if you annuitized your contract without the Income Assurer Benefit(SM) rider. Your annuitization payout will never be less than that provided by your contract value.


EXCLUDED INVESTMENT OPTIONS: These investment options are listed in your contract under contract data and will include the RiverSource Variable Portfolio
- Cash Management Fund and, if available under your contract, GPAs and the one-year fixed account. Excluded investment options are not used in the calculation of this riders' variable account floor for the Income Assurer Benefit(SM) - 5% Accumulation Benefit Base and the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base.


EXCLUDED PAYMENTS: These are purchase payments paid in the last five years before exercise of the benefit which we reserve the right to exclude from the calculation of the guaranteed income benefit base.

PROPORTIONATE ADJUSTMENTS FOR PARTIAL WITHDRAWALS: These are calculated as the product of (a) times (b) where:

(a) is the ratio of the amount of the partial withdrawal (including any withdrawal charges or MVA) to the contract value on the date of (but prior
     to) the partial withdrawal, and

(b)  is the benefit on the date of (but prior to) the partial withdrawal.


PROTECTED INVESTMENT OPTIONS: All investment options available under this contract that are not defined as excluded investment options under contract data are known as protected investment options for purposes of this rider and are used in the calculation of the variable account floor for the Income Assurer Benefit(SM) - 5% Accumulation Benefit Base and the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base.

WAITING PERIOD: This rider can only be exercised after the expiration of a 10-year waiting period. We reserve the right to restart the waiting period if you elect to change your model portfolio to one that causes the rider charge to increase.


THE FOLLOWING ARE GENERAL PROVISIONS THAT APPLY TO EACH INCOME ASSURER BENEFIT(SM):

EXERCISING THE RIDER

Rider exercise conditions are:


- you may only exercise the Income Assurer Benefit(SM) rider within 30 days after any contract anniversary following the expiration of the waiting period;


-  the annuitant on the retirement date must be between 50 to 86 years old; and


- you can only take an annuity payment in one of the following annuity payout plans:

   Plan A -- Life Annuity - No Refund;

   Plan B -- Life Annuity with Ten or Twenty Years Certain;

   Plan D -- Joint and Last Survivor Life Annuity - No Refund;

          -- Joint and Last Survivor Life Annuity with Twenty Years Certain; or

   Plan E -- Twenty Years Certain

After the expiration of the waiting period, the Income Assurer Benefit(SM) rider guarantees a minimum amount of fixed annuity lifetime income during annuitization or the option of variable annuity payouts with a guaranteed minimum initial payout or a combination of the two options.

If your contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time, the contract and all its riders, including this rider, will terminate without value and no benefits will be paid on account of such termination. Exception: if you are still living, and the annuitant is between 50 and 86 years old, an amount equal to the guaranteed income benefit base will be paid to you under the annuity payout plan and frequency that you select, based upon the fixed or variable annuity payouts described above. The guaranteed income benefit base will be calculated and annuitization will occur at the following times.

- If the contract value falls to zero during the waiting period, the guaranteed income benefit base will be calculated and annuitization will occur on the valuation date after the expiration of the waiting period, or when the annuitant attains age 50 if later.

- If the contract value falls to zero after the waiting period, the guaranteed income benefit base will be calculated and annuitization will occur immediately, or when the annuitant attains age 50 if later.


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69 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

Fixed annuity payouts under this rider will occur at the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" with 100% Projection Scale G and a 2.0% interest rate for contracts purchased on or after May 1, 2006 and, if available in your state.(1) These are the same rates used in Table B of the contract (see "The Annuity Payout Period -- Annuity Tables"). Your annuity payouts remain fixed for the lifetime of the annuity payout period.

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your variable annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:


     P SUB(t-1) (1 + i)
     ----------------- = P SUB(t)
           1.05

         P SUB(t-1) = prior annuity payout
         P SUB(t)   = current annuity payout
         i          = annualized subaccount performance

Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your variable annuity payout will be unchanged from the previous variable annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous variable annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous variable annuity payout.


(1) For all other contracts, the guaranteed annuity purchase rates are based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and a 2.0% interest rate.


TERMINATING THE RIDER

Rider termination conditions are:

- you may terminate the rider within 30 days following the first anniversary after the effective date of the rider;

- you may terminate the rider any time after the expiration of the waiting period;

- the rider will terminate on the date you make a full withdrawal from the contract, or annuitization begins, or on the date that a death benefit is payable; and

- the rider will terminate* on the contract anniversary after the annuitant's 86th birthday.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the Income Assurer Benefit(SM) rider before this time, your benefits will continue according to the annuity payout plan you have selected.

YOU MAY SELECT ONE OF THE INCOME ASSURER BENEFIT(SM) RIDERS DESCRIBED BELOW:

INCOME ASSURER BENEFIT(SM) - MAV

The guaranteed income benefit base for the Income Assurer Benefit(SM) - MAV is the greater of these three values:

1. contract value; or

2. the total purchase payments made to the contract minus proportionate adjustments for partial withdrawals; or

3. the maximum anniversary value.

MAXIMUM ANNIVERSARY VALUE (MAV) -- is zero prior to the first contract anniversary after the effective date of the rider. On the first contract anniversary after the effective date of the rider, we set the MAV as the greater of these two values:

(a)  current contract value; or

(b) total payments made to the contract minus proportionate adjustments for partial withdrawals.

Thereafter, we increase the MAV by any additional purchase payments and reduce the MAV by proportionate adjustments for partial withdrawals. Every contract anniversary after that prior to the earlier of your or the annuitant's 81st birthday, we compare the MAV to the current contract value and we reset the MAV to the higher amount.

IF WE EXERCISE OUR RIGHT TO NOT REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF THESE THREE VALUES:

1. contract value less the market value adjusted excluded payments; or

2. total purchase payments, less excluded payments, less proportionate adjustments for partial withdrawals; or

3. the MAV, less market value adjusted excluded payments.

MARKET VALUE ADJUSTED EXCLUDED PAYMENTS are calculated as the sum of each excluded purchase payment multiplied by the ratio of the current contract value over the estimated contract value on the anniversary prior to such purchase payment. The estimated contract value at such anniversary is calculated by assuming that payments, and partial withdrawals occurring in a contract year take place at the beginning of the year for that anniversary and every year after that to the current contract year.

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70 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION BENEFIT BASE

The guaranteed income benefit base for the Income Assurer Benefit - 5% Accumulation Benefit Base is the greater of these three values:

1. contract value; or

2. the total purchase payments made to the contract minus proportionate adjustments for partial withdrawals; or

3. the 5% variable account floor.

5% VARIABLE ACCOUNT FLOOR -- is equal to the contract value in the excluded investment options plus the variable account floor. The Income Assurer Benefit(SM) 5% variable account floor is calculated differently and is not the same value as the death benefit 5% variable account floor.

The variable account floor is zero from the effective date of this rider and until the first contract anniversary after the effective date of this rider. On the first contract anniversary after the effective date of this rider the variable account floor is:

- the total purchase payments made to the protected investment options minus adjusted partial withdrawals and transfers from the protected investment options; plus

- an amount equal to 5% of your initial purchase payment allocated to the protected investment options.

On any day after the first contract anniversary following the effective date of this rider, when you allocate additional purchase payments to or withdraw or transfer amounts from the protected investment options, we adjust the variable account floor by adding the additional purchase payment and subtracting adjusted withdrawals and adjusted transfers. On each subsequent contract anniversary after the first anniversary of the effective date of this rider, prior to the earlier of your or the annuitant's 81st birthday, we increase the variable account floor by adding the amount ("roll-up amount") equal to 5% of the prior contract anniversary's variable account floor.

The amount of purchase payments withdrawn from or transferred between the excluded investment options and the protected investment options is calculated as (a) times (b) where:

(a) is the amount of purchase payments in the investment options being withdrawn or transferred on the date of but prior to the current withdrawal or transfer; and

(b) is the ratio of the amount of the transfer or withdrawal to the value in the investment options being withdrawn or transferred on the date of (but prior to) the current withdrawal or transfer.

The roll-up amount prior to the first anniversary is zero. Also, the roll-up amount on every anniversary after the earlier of your or the annuitant's 81st birthday is zero.

Adjusted withdrawals and adjusted transfers for the variable account floor are equal to the amount of the withdrawal or transfer from the protected investment options as long as the sum of the withdrawals and transfers from the protected investment options in a contract year do not exceed the roll-up amount from the prior contract anniversary.

If the current withdrawal or transfer from the protected investment options plus the sum of all prior withdrawals and transfers made from the protected investment options in the current policy year exceeds the roll-up amount from the prior contract anniversary we will calculate the adjusted withdrawal or adjusted transfer for the variable account floor as the result of (a) plus [(b) times (c)] where:

(a) is the roll-up amount from the prior contract anniversary less the sum of any withdrawals and transfers made from the protected investment options in the current policy year but prior to the current withdrawal or transfer. However, (a) can not be less than zero; and

(b) is the variable account floor on the date of (but prior to) the current withdrawal or transfer from the protected investment options less the value from (a); and

(c) is the ratio of [the amount of the current withdrawal (including any withdrawal charges or MVA) or transfer from the protected investment options less the value from (a)] to [the total in the protected Investment options on the date of (but prior to) the current withdrawal or transfer from the protected investment options less the value from (a)].

IF WE EXERCISE OUR RIGHT TO NOT REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF THESE THREE VALUES:

1. contract value less the market value adjusted excluded payments (described above); or

2. total purchase payments, less excluded payments, less proportionate adjustments for partial withdrawals; or

3. the 5% variable account floor, less 5% adjusted excluded payments.

5% ADJUSTED EXCLUDED PAYMENTS are calculated as the sum of each excluded payment accumulated at 5% for the number of full contract years they have been in the contract.

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71 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE

The guaranteed income benefit base for the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base is the greater of these four values:

1.  the contract value;

2. the total purchase payments made to the contract minus proportionate adjustments for partial withdrawals;

3.  the MAV (described above); or

4.  the 5% variable account floor (described above).

IF WE EXERCISE OUR RIGHT TO NOT REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF:

1. contract value less the market value adjusted excluded payments (described above);

2. total purchase payments, less excluded payments, less proportionate adjustments for partial withdrawals;

3.  the MAV, less market value adjusted excluded payments (described above); or

4. the 5% variable account floor, less 5% adjusted excluded payments (described above).


For an example of how benefits under each Income Assurer Benefit(SM) are calculated, see Appendix K.

OPTIONAL DEATH BENEFITS


BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR(SM))

The Benefit Protector(SM) is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector(SM) provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector(SM) to your contract. You must elect the Benefit Protector(SM) at the time you purchase your contract and your rider effective date will be the contract issue date. You may not select this rider if you select the Benefit Protector(SM) Plus, the 5% Accumulation Death Benefit or Enhanced Death Benefit.


Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking RMDs. Be sure to discuss with your investment professional and tax advisor whether or not the Benefit Protector(SM) is appropriate for your situation.


The Benefit Protector(SM) provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-  the applicable death benefit, plus:

- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or

- 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.

EARNINGS AT DEATH: For purposes of the Benefit Protector(SM) and Benefit Protector(SM) Plus riders, this is an amount equal to the applicable death benefit minus purchase payments not previously withdrawn. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously withdrawn that are one or more years old.

TERMINATING THE BENEFIT PROTECTOR(SM)

-  You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

IF YOUR SPOUSE IS THE SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner. Your spouse and the new annuitant will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract. If your spouse and the new annuitant do not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid and we will substitute this new contract value on the date of death for "purchase payments not previously withdrawn" used in calculating earnings at death. Your spouse also has the option of discontinuing the Benefit Protector(SM) Death Benefit Rider within 30 days of the date they elect to continue the contract.


For an example, see Appendix L.


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72 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR(SM) PLUS)


The Benefit Protector(SM) Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector(SM) Plus provides reduced benefits if you or the annuitant are 70 or older at the rider effective date. It does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector(SM) rider during the second rider year.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector(SM) Plus to your contract. You must elect the Benefit Protector(SM) Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is available only for transfers, exchanges or rollovers from another annuity or life insurance policy. You may not select this rider if you select the Benefit Protector(SM), the 5% Accumulation Death Benefit or the Enhanced Death Benefit.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking RMDs. Be sure to discuss with your investment professional and tax advisor whether or not the Benefit Protector(SM) Plus is appropriate for your situation.


The Benefit Protector(SM) Plus provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-  the benefits payable under the Benefit Protector(SM) described above, plus:

- a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:

                PERCENTAGE IF YOU AND THE ANNUITANT ARE   PERCENTAGE IF YOU OR THE ANNUITANT ARE
CONTRACT YEAR   UNDER AGE 70 ON THE RIDER EFFECTIVE DATE  70 OR OLDER ON THE RIDER EFFECTIVE DATE
One and Two                        0%                                        0%
Three and Four                    10%                                     3.75%
Five or more                      20%                                      7.5%

Another way to describe the benefits payable under the Benefit Protector(SM) Plus rider is as follows:

-  the applicable death benefit, plus:

                IF YOU AND THE ANNUITANT ARE UNDER           IF YOU OR THE ANNUITANT ARE AGE 70
CONTRACT YEAR   AGE 70 ON THE RIDER EFFECTIVE DATE, ADD ...  OR OLDER ON THE RIDER EFFECTIVE DATE, ADD ...
One             Zero                                         Zero
Two             40% X earnings at death (see above)          15% X earnings at death
Three and Four  40% X (earnings at death + 25% of initial    15% X (earnings at death + 25% of initial
                purchase payment*)                           purchase payment*)
Five or more    40% X (earnings at death + 50% of initial    15% X (earnings at death + 50% of initial
                purchase payment*)                           purchase payment*)

* Initial purchase payments are payments made within 60 days of contract issue not previously withdrawn.

TERMINATING THE BENEFIT PROTECTOR(SM) PLUS

-  You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

IF YOUR SPOUSE IS SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. We will then terminate the Benefit Protector(SM) Plus and substitute the applicable death benefit (see "Benefits in Case of Death").


For an example, see Appendix M.


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73 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below, except under annuity payout Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-  the annuity payout plan you select;

-  the annuitant's age and, in most cases, sex;

-  the annuity table in the contract; and

-  the amounts you allocated to the accounts at settlement.


In addition, for variable annuity payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate.


For information with respect to transfers between accounts after annuity payouts begin, (see "Making the Most of Your Contract -- Transfer policies").

ANNUITY TABLES


The annuity tables in your contract (Table A and Table B) show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first monthly variable annuity payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using a 5% assumed interest rate results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed annuity payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS

You may choose an annuity payout plan by giving us written instructions at least 30 days before contract values are used to purchase the payout plan. Generally, you may select one of the Plans A through E below or another plan agreed to by us. Some of the annuity payout plans may not be available if you have selected the Income Assurer Benefit(SM) rider.

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN, 15 OR 20 YEARS CERTAIN (under the Income Assurer Benefit(SM) rider: you may select life annuity with ten or 20 years certain): We make monthly payouts for a guaranteed payout period of five, ten, 15 or 20 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND (not available under the Income Assurer Benefit(SM) rider): We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.


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74 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

-  PLAN D

   - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

   - JOINT AND LAST SURVIVOR LIFE ANNUITY WITH 20 YEARS CERTAIN: We make monthly annuity payouts during the lifetime of the annuitant and joint annuitant. When either the annuitant or joint annuitant dies, we will continue to make monthly payouts during the lifetime of the survivor. If the survivor dies before we have made payouts for 20 years, we continue to make payouts to the named beneficiary for the remainder of the 20-year period which begins when the first annuity payout is made.

- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect (under the Income Assurer Benefit(SM) rider, you may elect a payout period of 20 years only). We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. (Exception:
   If you have an Income Assurer Benefit(SM) rider and elect this annuity payout plan based on the Guaranteed Income Benefit Base, a lump sum payout is unavailable.) We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 6.30% and 7.80% depending on the mortality and expense risk charge and the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.").

- GUARANTOR(SM) WITHDRAWAL BENEFIT - ANNUITY PAYOUT OPTION (AVAILABLE ONLY UNDER CONTRACTS WITH THE GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) OR GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER): The Guarantor(SM) Withdrawal Benefit fixed annuity payout option is an alternative to the above annuity payout plans. This option may not be available if the contract is a qualified annuity. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS. Under this option, the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the total RBA at the time you begin this fixed payout option (see "Optional Benefits -- Guarantor Withdrawal Benefit for Life Rider" or "Optional Benefits -- Guarantor(SM) Withdrawal Benefit Rider"). These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payout will be paid to the beneficiary.

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:


- in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

- in equal or substantially equal payments over a period not longer than your life expectancy, or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than the life expectancy or over the joint life expectancy of you and your designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

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75 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

TAXES


Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the GPAs, one-year fixed account, the DCA fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. We will send you a tax information reporting form for any year in which we made a distribution according to our records.


NONQUALIFIED ANNUITIES

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.


ANNUITY PAYOUTS: Generally, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout Period -- Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

WITHDRAWALS: If you withdraw part of your nonqualified annuity before your annuity payouts begin, your withdrawal will be taxed to the extent that the contract value immediately before the withdrawal exceeds your investment.

If you withdraw all of your nonqualified annuity before annuity payouts begin, your withdrawal will be taxed to the extent that the withdrawal value immediately before the withdrawal exceeds the investment in the contract.


You also may have to pay a 10% IRS penalty for withdrawals of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.


WITHHOLDING: If you receive taxable income as a result of an annuity payout or withdrawal, including withdrawals under the Guarantor Withdrawal Benefit for Life(SM) rider or the Guarantor Withdrawal Benefit(SM) rider, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion.


The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a contract is not exempt from estate or income taxes. Any amount your beneficiary receives that represents deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Payments made upon the death of the annuitant may be subject to the 10% penalty.


ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:


- because of your death or in the event of non-natural ownership, the death of the annuitant;

-  because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

-  if it is allocable to an investment before Aug. 14, 1982; or

-  if annuity payouts begin before the first contract anniversary.

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76 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

TRANSFER OF OWNERSHIP: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.

COLLATERAL ASSIGNMENT: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES


Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA.


ANNUITY PAYOUTS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.


WITHDRAWALS: Under a qualified annuity, except a Roth IRA, the entire withdrawal will generally be includable as ordinary income and is subject to tax unless:
(1) the contract is an IRA to which you made non-deductible contributions; or
(2) you rolled after-tax dollars from a retirement plan into your IRA.


WITHDRAWALS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.


REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans are subject to required withdrawals called required minimum distributions ("RMDs") beginning at age
70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits and optional riders to increase. RMDs may reduce the value of certain death benefits and optional benefits. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.

WITHHOLDING FOR IRAs, ROTH IRAs AND SEPs: If you receive taxable income as a result of an annuity payout or a withdrawal, including withdrawals under the Guarantor Withdrawal Benefit for Life(SM) or the Guarantor Withdrawal Benefit(SM) rider, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.


--------------------------------------------------------------------------------
77 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if:


- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;


-  the payout is a RMD as defined under the Code;


-  the payout is made on account of an eligible hardship; or

-  the payout is a corrective distribution.


Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.


State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

-  because of your death,

-  because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);


- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs only); or


-  to pay certain medical or education expenses (IRAs only).


DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

SPECIAL CONSIDERATIONS IF YOU SELECT EITHER THE MAV DEATH BENEFIT, 5% ACCUMULATION DEATH BENEFIT, ENHANCED DEATH BENEFIT, ACCUMULATION PROTECTOR BENEFIT(SM), GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM), GUARANTOR(SM) WITHDRAWAL BENEFIT, INCOME ASSURER BENEFIT(SM), BENEFIT PROTECTOR(SM) OR BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDERS: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.


COLLATERAL ASSIGNMENT: You may not collaterally assign or pledge your qualified contract.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

AMERICAN ENTERPRISE LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

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78 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-  the reserve held in each subaccount for your contract; divided by

-  the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-  laws or regulations change;

-  the existing funds become unavailable; or

-  in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

-  add new subaccounts;

-  combine any two or more subaccounts;

-  transfer assets to and from the subaccounts or the variable account; and

-  eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

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79 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

Ameriprise Financial Services, Inc. serves as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. Ameriprise Financial Services, Inc. is a wholly-owned subsidiary of Ameriprise Financial, Inc.


SALES OF THE CONTRACT


- Only securities broker-dealers ("selling firms") registered with the SEC and members of the NASD may sell the contract.


- The contracts are continuously offered to the public through authorized selling firms. We and Ameriprise Financial Services, Inc. have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. We agree to pay the selling firm (or an affiliated insurance agency) for contracts its investment professionals sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.


PAYMENTS WE MAKE TO SELLING FIRMS


- We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 8.0% each time a purchase payment is made. Other plans pay selling firms a smaller commission on purchase payments, and then pay on-going commissions ("trail commissions"). We may pay trail commissions of up to 1.00% of the contract value. We do not pay or withhold payment of commissions based on which investment options you select.


- We may pay selling firms a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.


- In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulation, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms.The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

   - sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for investment professionals, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

   - marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;

   -  providing service to contract owners; and,

   - funding other events sponsored by a selling firm that may encourage the selling firm's investment professionals to sell the contract.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its investment professionals to favor the contracts.

SOURCES OF PAYMENTS TO SELLING FIRMS


- We pay the commissions and other compensation described above from our assets.

-  Our assets may include:

   - revenues we receive from fees and expenses we charge contract owners. These fees and expenses include Contract Owner Transaction Expenses (withdrawal charges), Annual Variable Account Expenses (mortality and expense risk fees and variable account administrative charge) and Other Annual Expenses (annual contract administrative charge and fees for optional riders) (see "Expense Summary"); and,


   - compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The Funds"); and,


   - compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The Funds -- Fund Selection and Allocation of Purchase Payments and Contract Values"); and,

   - revenues we receive from other contracts we sell that are not securities and other businesses we conduct.

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80 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

- You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

   - fees and expenses we collect from contract owners, including withdrawal charges; and,

   - fees and expenses charged by the underlying funds in which you invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICTS OF INTEREST

Compensation Payment Arrangements with Selling Firms can potentially:

- give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.


- cause selling firms to encourage their investment professionals to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

- cause selling firms to grant us access to its investment professionals to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.

PAYMENTS TO INVESTMENT PROFESSIONALS

- The selling firm pays its investment professionals. The selling firm decides the compensation and benefits it will pay its investment professionals.

- To inform yourself of any potential conflicts of interest, ask the investment professional before you buy, how the selling firm and its investment professional are being compensated and the amount of the compensation that each will receive if you buy the contract.


ISSUER


We issue the annuities. We are a stock life insurance company organized in 1981 under the laws of the state of Indiana. Our administrative office is located at 829 Ameriprise Financial Center, Minneapolis, MN 55474. Our statutory address is: American Enterprise Life Insurance Company, 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. We are a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of Ameriprise Financial, Inc.


We conduct a conventional life insurance business. Our primary products currently include fixed and variable annuity contracts and variable life insurance policies. We offer these contracts through broker dealers and their affiliated insurance agencies who may also be affiliated with financial institutions such as banks.


As discussed above, we pay compensation on the sale of the contracts through Ameriprise Financial Services, Inc. to selling firms and their affiliated agencies that have entered into sales agreements with Ameriprise Financial Services, Inc. and us for the sale of the contracts. This compensation will not result in any charge to contract owners or to the variable account in addition to the charges described in this prospectus.

LEGAL PROCEEDINGS

The SEC, the NASD and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. American Enterprise Life has received requests for information concerning some of these practices and is cooperating fully with these inquiries.

American Enterprise Life and its affiliates are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of their respective business activities. American Enterprise Life believes it has meritorious defenses to each of these actions and intends to defend them vigorously. American Enterprise Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

There are no pending legal proceedings affecting the Variable Account. During 2005, the principal underwriter of the contract, Ameriprise Financial Services, Inc., under its previous name, American Express Financial Advisors, Inc., settled various regulatory proceedings with the SEC, the NASD and state securities regulators. American Enterprise Life does not believe that the terms of any of these settlements will have a material adverse impact on the ability of Ameriprise Financial Services, Inc. to perform its duties on behalf of the Variable Account as principal underwriter of the contract.


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81 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

ADDITIONAL INFORMATION


INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE


To the extent and only to the extent that any statement in a document incorporated by reference into this prospectus is modified or superseded by a statement in this prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this prospectus. The Annual Report on Form 10-K for the year ended Dec. 31, 2005 that we previously filed with the SEC under the Securities Exchange Act of 1934 (1934 Act) and the Report of Unscheduled Material Events or Corporate Event on Form 8-K that we filed with the SEC on March 22, 2006 under the 1934 Act are incorporated by reference into this prospectus. To access these documents, see "SEC Filings" under "Investors Relations" on our website at www.ameriprise.com.

AVAILABLE INFORMATION

This prospectus is part of a registration statement we file with the SEC. Additional information on American Enterprise Life and on this offering is available in the registration statement and other materials we file. You can obtain copies of these materials at the SEC's Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site that contains reports, proxy and information statements, and other information regarding issuers that file electronically with the SEC. In addition to this prospectus, the SAI and information about the contract, information incorporated by reference is available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).


INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.




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82 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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                                   APPENDICES

                   TABLE OF CONTENTS AND CROSS-REFERENCE TABLE

APPENDIX NAME                                                             PAGE #

Appendix A: Example -- Market Value Adjustment (MVA)                      p.  84

Appendix B: Example -- Income Assurer Benefit(SM) Rider Fee               p.  86

Appendix C: Example -- Withdrawal Charges                                 p.  87

Appendix D: Example -- Death Benefits                                     p.  90

Appendix E: Example -- Accumulation Protector Benefit(SM) Rider           p.  93

Appendix F: Example -- Guarantor Withdrawal Benefit for Life(SM) Rider    p.  95

Appendix G: Guarantor Withdrawal Benefit for Life(SM) Rider --
    Additional RMD Disclosure                                             p.  97

Appendix H: Example -- Guarantor(SM) Withdrawal  Benefit --
    Rider B Disclosure                                                    p.  99

Appendix I: Guarantor(SM) Withdrawal Benefit Rider --
    Additional RMD Disclosure                                             p. 103

Appendix J: Example -- Guarantor(SM) Withdrawal Benefit Rider             p. 104

Appendix K: Example -- Income Assurer Benefit(SM) Riders                  p. 106

Appendix L: Example -- Benefit Protector(SM) Death Benefit Rider          p. 111

Appendix M: Example -- Benefit Protector(SM) Plus Death Benefit Rider     p. 113

Appendix N: Condensed Financial Information (Unaudited)                   p. 115

CROSS-REFERENCE                                                           PAGE #

Guarantee Period Accounts (GPAs)                                          p.  25

Charges -- Income Assurer Benefit(SM) Rider Fee                           p.  33

Charges -- Withdrawal Charges                                             p.  34

Benefits in Case of Death                                                 p.  49

Optional Benefits -- Accumulation Protector Benefit(SM) Rider             p.  52

Optional Benefits -- Guarantor Withdrawal Benefit for Life(SM) Rider      p.  55

Optional Benefits -- Guarantor Withdrawal Benefit for Life(SM) Rider      p.  55

Optional Benefits -- Guarantor(SM) Withdrawal Benefit Rider               p.  64

Optional Benefits -- Guarantor(SM) Withdrawal Benefit Rider               p.  64

Optional Benefits -- Guarantor(SM) Withdrawal Benefit Rider               p.  64

Optional Benefits -- Income Assurer Benefit(SM) Riders                    p.  68

Optional Benefits -- Benefit Protector(SM) Death Benefit Rider            p.  72

Optional Benefits -- Benefit Protector(SM) Plus Death Benefit Rider       p.  73

Condensed Financial Information (Unaudited)                               p.  13



The purpose of these appendices is first to illustrate the operation of various contract features and riders; second, to provide additional disclosure regarding various contract features and riders; and lastly, to provide condensed financial history (unaudited) of the subaccounts.

In order to demonstrate the contract features and riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, GPAs, DCA fixed account, and one-year fixed account and the fees and charges that apply to your contract.

The examples of death benefits and optional riders in appendices D through F and J through M include a partial withdrawal to illustrate the effect of a partial withdrawal on the particular benefit. These examples are intended to show how the optional riders operate, and do not take into account whether the rider is part of a qualified contract. Qualified contracts are subject to required minimum distributions at certain ages which may require you to take partial withdrawals from the contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you are considering the addition of certain death benefits and/or optional riders to a qualified contract, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.


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83 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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APPENDIX A: EXAMPLE -- MARKET VALUE ADJUSTMENT (MVA)

As the examples below demonstrate, the application of an MVA may result in either a gain or loss of principal. We refer to all of the transactions described below as "early withdrawals."

ASSUMPTIONS:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and

- we guarantee an interest rate of 3.0% annually for your ten-year guarantee period; and

- after three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your guarantee period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA's 3.0% rate is less than the 3.6% rate so the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA's 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS

The precise MVA formula we apply is as follows:

  EARLY WITHDRAWAL AMOUNT x [(     1 + i    )  (TO THE POWER OF n/12) - 1] = MVA
                               ------------
                               1 + j + .001

  Where i = rate earned in the GPA from which amounts are being transferred or withdrawn.

        j = current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period.

        n = number of months remaining in the current Guarantee Period
            (rounded up).

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84 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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EXAMPLES

Using assumptions similar to those we used in the examples above:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and

- we guarantee an interest rate of 3.0% annually for your ten-year guarantee period; and

- after three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your guarantee period.

EXAMPLE 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. Using the formula above, we determine the MVA as follows:

  $1,000 x [(       1.030        )(TO THE POWER OF 84/12) - 1] = -$39.84
               ---------------
               1 + .035 + .001

In this example, the MVA is a negative $39.84.

EXAMPLE 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. Using the formula above, we determine the MVA as follows:

  $1,000 x [(      1.030         )(TO THE POWER OF 84/12) - 1] = $27.61
               ---------------
               1 + .025 + .001

In this example, the MVA is a positive $27.61.

Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the Guarantee Period, your withdrawal charge percentage is 6%. (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.

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85 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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APPENDIX B: EXAMPLE -- INCOME ASSURER BENEFIT(SM) RIDER FEE

EXAMPLE -- INCOME ASSURER BENEFIT(SM) RIDER FEE

ASSUMPTIONS:

- You purchase the contract with a payment of $50,000 on Jan. 1, 2006 and allocate all of your payment to the Protected Investment Options and make no transfers, add-ons or withdrawals; and

- on Jan. 1, 2007 (the first contract anniversary) your total contract value is $55,545; and

- on Jan. 1, 2008 (the second contract anniversary) your total contract value is $53,270.


WE WOULD CALCULATE THE GUARANTEED INCOME BENEFIT BASE FOR EACH INCOME ASSURER BENEFIT(SM) ON THE SECOND ANNIVERSARY AS FOLLOWS:

THE INCOME ASSURER BENEFIT(SM) - MAV GUARANTEED INCOME BENEFIT BASE IS THE GREATEST OF THE FOLLOWING VALUES:

  Purchase Payments less adjusted partial withdrawals:                                             $50,000
  Contract value on the second anniversary:                                                        $53,270
  Maximum Anniversary Value:                                                                       $55,545
  --------------------------------------------------------------------------------------------------------
  INCOME ASSURER BENEFIT(SM) - MAV GUARANTEED INCOME BENEFIT BASE                                  $55,545

THE INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION GUARANTEED INCOME BENEFIT BASE IS THE GREATEST OF THE FOLLOWING VALUES:

  Purchase Payments less adjusted partial withdrawals:                                             $50,000
  Contract value on the second anniversary:                                                        $53,270
  5% Variable Account Floor = 1.05 x 1.05 x $50,000                                                $55,125
  --------------------------------------------------------------------------------------------------------
  INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION GUARANTEED INCOME BENEFIT BASE                      $55,125

THE INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION GUARANTEED INCOME BENEFIT BASE IS THE GREATEST OF THE FOLLOWING VALUES:

  Purchase Payments less adjusted partial withdrawals:                                             $50,000
  Contract value on the second anniversary:                                                        $53,270
  Maximum Anniversary Value:                                                                       $55,545
  5% Variable Account Floor = 1.05 x 1.05 x $50,000                                                $55,125
  --------------------------------------------------------------------------------------------------------
  INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION GUARANTEED INCOME BENEFIT BASE    $55,545

THE INCOME ASSURER BENEFIT(SM) FEE DEDUCTED FROM YOUR CONTRACT VALUE WOULD BE:


INCOME ASSURER BENEFIT(SM) - MAV FEE =                                              .30% x $55,545 = $166.64
INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION BENEFIT BASE FEE =                     .60% x $55,125 = $330.75
INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE FEE =   .65% x $55,545 = $361.04


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86 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX C: EXAMPLE -- WITHDRAWAL CHARGES


For purposes of calculating any withdrawal charge, including the examples illustrated below, we treat amounts withdrawn from your contract value in the following order:


1. First, in each contract year, we withdraw amounts totaling:


   - up to 10% of your prior anniversary's contract value or your contract's remaining benefit payment if you elected the Guarantor Withdrawal Benefit for Life(SM) rider or the Guarantor(SM) Withdrawal Benefit rider and your remaining benefit payment is greater than 10% of your prior anniversary's contract value. We do not assess a withdrawal charge on this amount.

   - up to 10% of your prior anniversary's contract value or the greater of your contract's remaining benefit payment or remaining annual lifetime payment if you elected the Guarantor Withdrawal Benefit for Life(SM) rider, and the greater of your RALP and your remaining benefit payment is greater than 10% of your prior anniversary's contract value. We do not assess a withdrawal charge on this amount.


2. Next, we withdraw contract earnings, if any, that are greater than the amount described in number one above. We do not assess a withdrawal charge on contract earnings.

3. Next we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.

After withdrawing earnings in numbers one and two above, we next withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. If the amount described in number one above was greater than contract earnings prior to the withdrawal, the excess (XSF) will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge. We determine the amount of purchase payments being withdrawn (PPW) in numbers three and four above as:

          PPW = XSF + (ACV - XSF) / (CV - TFA) x (PPNPW - XSF)

If the additional contract value withdrawn is less than XSF, then PPW will equal ACV.


We determine current contract earnings (CE) by looking at the entire contract value (CV), not the earnings of any particular subaccount, GPA, the one-year fixed account or the DCA fixed account. If the contract value is less than purchase payments received and not previously withdrawn (PPNPW) then contract earnings are zero.

The examples below show how the withdrawal charge for a full and partial withdrawal is calculated for a contract with a seven-year withdrawal charge schedule. Each example illustrates the amount of the withdrawal charge for both a contract that experiences gains and a contract that experiences losses, given the same set of assumptions.


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87 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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FULL WITHDRAWAL CHARGE CALCULATION -- FOUR-YEAR WITHDRAWAL CHARGE SCHEDULE:


This is an example of how we calculate the withdrawal charge for a full withdrawal on a contract with a seven-year (from the date of EACH purchase payment) withdrawal charge schedule with the following history:


ASSUMPTIONS:


-  We receive a single $50,000 purchase payment on Jan. 1, 2006; and


-  the contract anniversary date is Jan. 1 each year; and


- you withdraw the contract for its total value on July 1, 2009, which is in the fourth year after you made the single purchase payment. The withdrawal charge percentage in the fourth year after a purchase payment is 6.0%; and

-  you have made no withdrawals prior to July 1, 2009.


WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

                                                                      CONTRACT WITH GAIN   CONTRACT WITH LOSS
                         Contract Value at time of full withdrawal:       $60,000.00           $40,000.00
                               Contract Value on prior anniversary:        58,000.00            42,000.00

STEP 1. First, we determine the amount of earnings available in the contract at the time of withdrawal as:

                                            Current Contract Value:        60,000.00            40,000.00

                       less purchase payment still in the contract:        50,000.00            50,000.00
                                                                          ----------           ----------
                  Earnings in the contact (but not less than zero):        10,000.00                 0.00

STEP 2. Next, we determine the Total Free Amount (TFA) available in the contract as the greatest of the following values:

                                          Earnings in the contract:        10,000.00                 0.00

                     10% of the prior anniversary's Contract Value:         5,800.00             4,200.00
                                                                          ----------           ----------
                                                               TFA:        10,000.00             4,200.00

STEP 3. Now we can determine how much of the purchase payment is being withdrawn (PPW) as follows:

           PPW = XSF + (ACV - XSF) / (CV - TFA) x (PPNPW - XSF)

             XSF =  amount by which 10% of the prior anniversary's
                    contract value exceeds earnings                             0.00             4,200.00

             ACV =  amount withdrawn in excess of earnings                 50,000.00            40,000.00

              CV =  total contract value just prior to current
                    withdrawal                                             60,000.00            40,000.00

             TFA =  from Step 2                                            10,000.00             4,200.00

           PPNPW =  purchase payment not previously withdrawn              50,000.00            50,000.00

STEP 4. We then calculate the withdrawal charge as:

                                                               PPW:        50,000.00            50,000.00

                                                          less XSF:            (0.00)           (4,200.00)
                                                                          ----------           ----------
                      amount of PPW subject to a withdrawal charge:        50,000.00            45,800.00

                          multiplied by the withdrawal charge rate:           x 6.0%               x 6.0%
                                                                          ----------           ----------
                                                 withdrawal charge:         3,000.00             2,748.00

STEP 5. The value you will receive as a result of your full withdrawal is determined as:

                                          Contract Value withdrawn:        60,000.00            40,000.00

                                                 WITHDRAWAL CHARGE:        (3,000.00)           (2,748.00)

                   Contract charge (assessed upon full withdrawal):           (40.00)              (40.00)
                                                                          ----------           ----------
                                      NET FULL WITHDRAWAL PROCEEDS:       $55,960.00           $37,212.00

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88 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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PARTIAL WITHDRAWAL CHARGE CALCULATION -- FOUR-YEAR WITHDRAWAL CHARGE SCHEDULE:


This is an example of how we calculate the withdrawal charge for a partial withdrawal on a contract with a seven-year (from the date of EACH purchase payment) withdrawal charge schedule with the following history:


ASSUMPTIONS:


-  We receive a single $50,000 purchase payment on Jan. 1, 2006; and


-  the contract anniversary date is Jan. 1 each year; and


- you request a partial withdrawal of $15,000 on July 1, 2009, which is in the fourth year after you made the single purchase payment. The withdrawal charge percentage in the fourth year after a purchase payment is 6.0%; and

-  you have made no withdrawals prior to July 1, 2009.


WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

                                                                      CONTRACT WITH GAIN   CONTRACT WITH LOSS
                      Contract Value at time of partial withdrawal:       $60,000.00           $40,000.00

                               Contract Value on prior anniversary:        58,000.00            42,000.00

STEP 1. First, we determine the amount of earnings available in the contract at the time of withdrawal as:

                                            Current Contract Value:        60,000.00            40,000.00

                       less purchase payment still in the contract:        50,000.00            50,000.00
                                                                          ----------           ----------
                  Earnings in the contact (but not less than zero):        10,000.00                 0.00

STEP 2. Next, we determine the TFA available in the contract as the greatest of the following values:

                                          Earnings in the contract:        10,000.00                 0.00

                     10% of the prior anniversary's Contract Value:         5,800.00             4,200.00
                                                                          ----------           ----------
                                                               TFA:        10,000.00             4,200.00

STEP 3. Now we can determine how much of the purchase payment and purchase payment credit is being withdrawn (PPW) as:

        PPW = XSF + (ACV - XSF) / (CV - TFA) X (PPNPW - XSF)

          XSF =  amount by which 10% of the prior anniversary's
                 contract value exceeds earnings                                0.00             4,200.00

          ACV =  amount withdrawn in excess of earnings                     5,319.15            15,897.93

           CV =  total contract value just prior to current
                 withdrawal                                                60,000.00            40,000.00

          TFA =  from Step 2                                               10,000.00             4,200.00

        PPNPW =  purchase payment not previously withdrawn                 50,000.00            50,000.00

STEP 4. We then calculate the withdrawal charge as:

                                                               PPW:         5,319.15            19,165.51

                                                          less XSF:            (0.00)           (4,200.00)
                                                                          ----------           ----------
                      amount of PPW subject to a withdrawal charge:         5,319.15            14,965.51

                          multiplied by the withdrawal charge rate:           x 6.0%               x 6.0%
                                                                          ----------           ----------
                                                 withdrawal charge:           319.15               897.93

STEP 5. The value you will receive as a result of your full withdrawal is determined as:

                                          Contract Value withdrawn:        15,319.15            15,897.93

                                                 WITHDRAWAL CHARGE:          (319.15)             (897.93)
                                                                          ----------           ----------
                                      NET FULL WITHDRAWAL PROCEEDS:       $15,000.00           $15,000.00

--------------------------------------------------------------------------------
89 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX D: EXAMPLE -- DEATH BENEFITS

EXAMPLE -- ROP DEATH BENEFIT


-  You purchase the contract with a payment of $20,000 on July 1, 2006; and

-  on July 1, 2007 you make an additional purchase payment of $5,000; and

- on Oct. 1, 2007 the contract value falls to $22,000 and you take a $1,500 (including withdrawal charge) partial withdrawal; and

-  on Oct. 1, 2008 the contract value grows to $23,000.



   WE CALCULATE THE ROP DEATH BENEFIT ON OCT. 1, 2008 AS FOLLOWS:

     Contract value at death:                                                                             $23,000.00
                                                                                                          ==========
     Purchase payments minus adjusted partial withdrawals:

        Total purchase payments:                                                                          $25,000.00

        minus adjusted partial withdrawals calculated as:

        $1,500 x $25,000
        ---------------- =                                                                                 -1,704.55
             $22,000                                                                                      ----------

        for a death benefit of:                                                                           $23,295.45
                                                                                                          ==========
   THE ROP DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE TWO VALUES:                                              $23,295.45


EXAMPLE -- MAV DEATH BENEFIT


-  You purchase the contract with a payment of $25,000 on Jan. 1, 2006; and

- on Jan. 1, 2007 (the first contract anniversary) the contract value grows to $26,000; and

- on March 1, 2007 the contract value falls to $22,000, at which point you take a $1,500 (including withdrawal charge) partial withdrawal, leaving a contract value of $20,500.

   WE CALCULATE THE MAV DEATH BENEFIT ON MARCH 1, 2007, WHICH IS BASED ON THE GREATER OF THREE VALUES, AS FOLLOWS:



   1. CONTRACT VALUE AT DEATH:                                                                            $20,500.00
                                                                                                          ==========
   2. PURCHASE PAYMENTS MINUS ADJUSTED PARTIAL WITHDRAWALS:

        Total purchase payments:                                                                          $25,000.00

        minus adjusted partial withdrawals, calculated as:

        $1,500 x $25,000
        ---------------- =                                                                                 -1,704.55
            $22,000                                                                                       ----------

        for a death benefit of:                                                                           $23,295.45
                                                                                                          ==========

   3. THE MAV IMMEDIATELY PRECEDING THE DATE OF DEATH:

        Greatest of your contract anniversary values:                                                     $26,000.00

        plus purchase payments made since the prior anniversary:                                               +0.00

        minus the death benefit adjusted partial withdrawals, calculated as:

        $1,500 x $26,000
        ---------------- =                                                                                 -1,772.73
            $22,000                                                                                       ----------

        for a death benefit of:                                                                           $24,227.27
                                                                                                          ==========
   THE MAV DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE THREE VALUES, WHICH IS THE MAV:                          $24,227.27
                                                                                                                       ----------


--------------------------------------------------------------------------------
90 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE -- 5% ACCUMULATION DEATH BENEFIT

ASSUMPTIONS:


- You purchase the contract with a payment of $25,000 on Jan. 1, 2006 with $5,000 allocated to the GPA accounts and $20,000 allocated to the subaccounts; and

- on Jan. 1, 2007 (the first contract anniversary), the GPA account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200; and

- on March 1, 2007, the GPA account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 (including withdrawal charge) partial withdrawal all from the subaccounts, leaving the contract value at $22,800.

   THE DEATH BENEFIT ON MARCH 1, 2007, WHICH IS BASED ON THE GREATEST OF THREE VALUES, IS CALCULATED AS FOLLOWS:



   1. CONTRACT VALUE AT DEATH:                                                                            $22,800.00
                                                                                                          ==========
   2. PURCHASE PAYMENTS MINUS ADJUSTED PARTIAL WITHDRAWALS:

        Total purchase payments:                                                                          $25,000.00

        minus adjusted partial withdrawals, calculated as:

        $1,500 x $25,000
        ---------------- =                                                                                 -1,543.21
            $24,300                                                                                       ----------

        for a death benefit of:                                                                           $23,456.79
                                                                                                          ==========
   3. THE 5% VARIABLE ACCOUNT FLOOR:

        The variable account floor on Jan. 1, 2007,

        calculated as: 1.05 x $20,000 =                                                                   $21,000.00

        plus amounts allocated to the subaccounts since that anniversary:                                      +0.00

        minus the 5% variable account floor adjusted partial withdrawal from the subaccounts, calculated as:

        $1,500 x $21,000
        ---------------- =                                                                                 -1,657.89
            $19,000                                                                                       ----------

        variable account floor benefit:                                                                   $19,342.11

        plus the GPA account value:                                                                        +5,300.00
                                                                                                          ----------
        5% variable account floor (value of the GPA account and the variable account floor):              $24,642.11

   THE 5% ACCUMULATION DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE THREE VALUES, WHICH IS THE
   5% VARIABLE ACCOUNT FLOOR:                                                                                          $24,642.11
                                                                                                                       ----------


--------------------------------------------------------------------------------
91 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE -- ENHANCED DEATH BENEFIT

ASSUMPTIONS:


- You purchase the contract with a payment of $25,000 on Jan. 1, 2006 with $5,000 allocated to the GPA accounts and $20,000 allocated to the subaccounts; and

- on Jan. 1, 2007 (the first contract anniversary), the GPA account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200; and

- on March 1, 2007, the GPA account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 (including withdrawal charge) partial withdrawal all from the subaccounts, leaving the contract value at $22,800.

   THE DEATH BENEFIT ON MARCH 1, 2007, WHICH IS BASED ON THE GREATEST OF FOUR VALUES, IS CALCULATED AS FOLLOWS:



   1. CONTRACT VALUE AT DEATH:                                                                            $22,800.00
                                                                                                          ==========
   2. PURCHASE PAYMENTS MINUS ADJUSTED PARTIAL WITHDRAWALS:

        Total purchase payments:                                                                          $25,000.00

        minus adjusted partial withdrawals, calculated as:

        $1,500 x $25,000
        ---------------- =                                                                                -1,543.21
            $24,300                                                                                       ----------

        for a death benefit of:                                                                           $23,456.79
                                                                                                          ==========

   3. THE MAV ON THE ANNIVERSARY IMMEDIATELY PRECEDING THE DATE OF DEATH:

        The MAV on the immediately preceding anniversary:                                                 $25,000.00

        plus purchase payments made since that anniversary:                                                     +0.00

        minus adjusted partial withdrawals made since that anniversary, calculated as:

        $1,500 x $25,000
        ---------------- =                                                                                -1,543.21
            $24,300                                                                                       ----------

        for a MAV Death Benefit of:                                                                       $23,456.79
                                                                                                          ==========
   4. THE 5% VARIABLE ACCOUNT FLOOR:

        The variable account floor on Jan. 1, 2006,

        calculated as: 1.05 x $20,000 =                                                                   $21,000.00

        plus amounts allocated to the subaccounts since that anniversary:                                      +0.00

        minus the 5% variable account floor adjusted partial withdrawal from the subaccounts, calculated as:

        $1,500 x $21,000
        ---------------- =                                                                                 -1,657.89
            $19,000                                                                                       ----------

        variable account floor benefit:                                                                   $19,342.11

        plus the GPA value:                                                                                +5,300.00

        5% variable account floor (value of the GPAs and the variable account floor):                     $24,642.11
                                                                                                          ==========
   ENHANCED DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE FOUR VALUES,
   WHICH IS THE 5% VARIABLE ACCOUNT FLOOR:                                                                             $24,642.11
                                                                                                                       ----------


--------------------------------------------------------------------------------
92 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX E: EXAMPLE -- ACCUMULATION PROTECTOR BENEFIT(SM) RIDER

AUTOMATIC STEP UP


This example shows increases in the Minimum Contract Accumulation Value (MCAV) in the second, third and seventh contract years. These increases occur because of the automatic step up feature of the rider. The automatic step up does not create contract value, guarantee the performance of any underlying fund in which a subaccount invests, or provide a benefit that can be withdrawn or paid upon death. Rather, the automatic step up is an interim calculation used to arrive at the final MCAV which determines whether a benefit will be paid under the rider on the benefit date.


ASSUMPTIONS:


-  You purchase the contract with a payment of $125,000 on Jan. 1, 2006; and


-  you make no additional purchase payments to the contract; and

- you take partial withdrawals from the contract on the fifth and eighth contract anniversaries in the amounts of $2,000 and $5,000, respectively; and

- contract values increase or decrease according to the hypothetical assumed net rate of return; and


-  you do not exercise the elective step up option available under the rider;
   and

-  you do not change model portfolios.

Based on these assumptions, the waiting period expires at the end of the 10th contract year. The rider then ends. On the benefit date, Jan. 1, 2016, the hypothetical assumed contract value is $108,118 and the MCAV is $136,513, so the contract value would be reset to equal the MCAV, or $136,513.



                                                              HYPOTHETICAL   HYPOTHETICAL
                                              MCAV ADJUSTED     ASSUMED        ASSUMED
                 PURCHASE         PARTIAL       PARTIAL         NET RATE       CONTRACT
DATE             PAYMENTS       WITHDRAWALS    WITHDRAWAL      OF RETURN        VALUE           MCAV
Jan. 1, 2006     $125,000          $  N/A        $  N/A            N/A         $125,000       $125,000
Jan. 1, 2007            0               0             0           12.0%         140,000        125,000
Jan. 1, 2008            0               0             0           15.0%         161,000        128,800(2)
Jan. 1, 2009            0               0             0            3.0%         165,830        132,664(2)
Jan. 1, 2010            0               0             0           -8.0%          152,564        132,664
Jan. 1, 2011            0           2,000         2,046          -15.0%          127,679        130,618
Jan. 1, 2012            0               0             0           20.0%         153,215        130,618
Jan. 1, 2013            0               0             0           15.0%         176,197        140,958(2)
Jan. 1, 2014            0           5,000         4,444          -10.0%          153,577        136,513
Jan. 1, 2015            0               0             0          -20.0%          122,862        136,513
JAN. 1, 2016(1)         0               0             0          -12.0%          108,118        136,513



(1)  The APB benefit date.

(2) These values indicate where the automatic step up feature increased the MCAV.


IMPORTANT INFORMATION ABOUT THIS EXAMPLE:


- If the actual rate of return during the waiting period causes the contract value to equal or exceed the MCAV on the benefit date, no benefit is paid under this rider.

- Even if a benefit is paid under the rider on the benefit date, contract value allocated to the variable account after the benefit date continues to vary with the market and may go up or go down.


--------------------------------------------------------------------------------
93 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

ELECTIVE STEP UP


This example shows increases in the Minimum Contract Accumulation Value (MCAV) on the first, second, third and seventh contract anniversaries. These increases occur only if you exercise the elective step up option within 30 days following the contract anniversary. The contract value on the date we receive your written request to step up must be greater than the MCAV on that date. The elective step up does not create contract value, guarantee the performance of any underlying fund in which a subaccount invests, or provide a benefit that can be withdrawn or paid upon death. Rather, the elective step up is an interim calculation used to arrive at the final MCAV which determines whether a benefit will be paid under the rider on the benefit date.


ASSUMPTIONS:


-  You purchase the contract with a payment of $125,000 on Jan. 1, 2006; and


-  you make no additional purchase payments to the contract; and

- you take partial withdrawals from the contract on the fifth, eighth and thirteenth contract anniversaries in the amounts of $2,000, $5,000 and $7,500, respectively; and

- contract values increase or decrease according to the hypothetical assumed net rate of return; and,


- the elective step up is exercised on the first, second, third and seventh contract anniversaries; and


-  you do not change asset allocation models.


Based on these assumptions, the 10 year waiting period restarts each time you exercise the elective step up option (on the first, second, third and seventh contract anniversaries in this example). The waiting period expires at the end of the 10th contract year following the last exercise of the elective step up option. When the waiting period expires, the rider ends. On the benefit date, Jan. 1, 2023, the hypothetical assumed contract values is $99,198 and the MCAV is $160,117, so the contract value would be reset to equal the MCAV, or $160,117.



                  YEARS                                   MCAV      HYPOTHETICAL   HYPOTHETICAL
               REMAINING IN                             ADJUSTED      ASSUMED        ASSUMED
               THE WAITING    PURCHASE     PARTIAL      PARTIAL       NET RATE       CONTRACT
DATE              PERIOD      PAYMENTS   WITHDRAWALS   WITHDRAWAL    OF RETURN         VALUE        MCAV
Jan. 1, 2006        10        $125,000     $  N/A       $   N/A           N/A        $125,000     $125,000
Jan. 1, 2007        10(2)            0          0             0          12.0%        140,000      140,000(3)
Jan. 1, 2008        10(2)            0          0             0          15.0%        161,000      161,000(3)
Jan. 1, 2009        10(2)            0          0             0           3.0%        165,830      165,830(3)
Jan. 1, 2010        9                0          0             0          -8.0%        152,564      165,830
Jan. 1, 2011        8                0      2,000         2,558         -15.0%        127,679      163,272
Jan. 1, 2012        7                0          0             0          20.0%        153,215      163,272
Jan. 1, 2013        10(2)            0          0             0          15.0%        176,197      176,197(3)
Jan. 1, 2014        9                0      5,000         5,556         -10.0%        153,577      170,642
Jan. 1, 2015        8                0          0             0         -20.0%        122,862      170,642
Jan. 1, 2016        7                0          0             0         -12.0%        108,118      170,642
Jan. 1, 2017        6                0          0             0           3.0%        111,362      170,642
Jan. 1, 2018        5                0          0             0           4.0%        115,817      170,642
Jan. 1, 2019        4                0      7,500        10,524           5.0%        114,107      160,117
Jan. 1, 2020        3                0          0             0           6.0%        120,954      160,117
Jan. 1, 2021        2                0          0             0          -5.0%        114,906      160,117
Jan. 1, 2022        1                0          0             0         -11.0%        102,266      160,117
JAN. 1, 2023(1)     0                0          0             0          -3.0%         99,198      160,117



(1)  The APB benefit date.

(2)  The waiting period restarts when the elective step up is exercised.

(3)  These values indicate when the elective step up feature increased the MCAV.


IMPORTANT INFORMATION ABOUT THIS EXAMPLE:


- If the actual rate of return during the waiting period causes the contract value to equal or exceed the MCAV on the benefit date, no benefit is paid under this rider.

- Exercising the elective step up provision may result in an increase in the charge that you pay for this rider.

- Even if a benefit is paid under the rider on the benefit date, contract value allocated to the variable account after the benefit date continues to vary with the market and may go up or go down.


--------------------------------------------------------------------------------
94 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX F: EXAMPLE -- GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER

EXAMPLE #1: COVERED PERSON HAS NOT REACHED AGE 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

-  You purchase the contract on May 1, 2006 with a payment of $100,000.

-  You are the sole owner and also the annuitant. Your birthday is 10/1/1945.

-  You make no additional payments to the contract.

- You take partial withdrawals equal to the RBP on 11/1/2006, 11/1/2007, and 11/1/2012. You take a partial withdrawal equal to the RALP on 11/1/2011. You take a partial withdrawal greater than the RBP on 11/1/2013.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.



                                     HYPOTHETICAL
                                       ASSUMED                BASIC WITHDRAWAL BENEFIT              LIFETIME WITHDRAWAL BENEFIT
            PURCHASE     PARTIAL       CONTRACT     ---------------------------------------------   ---------------------------
DATE        PAYMENTS   WITHDRAWALS      VALUE          GBA           RBA          GBP       RBP            ALP         RALP
5/1/2006    $100,000     $   N/A       $100,000     $100,000      $100,000       $7,000    $7,000         $  N/A      $  N/A
11/1/2006          0       7,000         92,000      100,000        93,000        7,000         0            N/A         N/A
5/1/2007           0           0         91,000      100,000        93,000        7,000     7,000            N/A         N/A
11/1/2007          0       7,000         83,000      100,000        86,000        7,000         0            N/A         N/A
5/1/2008           0           0         81,000      100,000        86,000        7,000     7,000            N/A         N/A
5/1/2011           0           0         75,000      100,000        86,000        7,000     7,000          5,160(1)    5,160(1)
11/1/2011          0       5,160         70,000      100,000        80,840        7,000     1,840          5,160           0
5/1/2012           0           0         69,000      100,000        80,840        7,000     7,000          5,160       5,160
11/1/2012          0       7,000         62,000      100,000        73,840        7,000         0          3,720(2)        0
5/1/2013           0           0         70,000      100,000        73,840        7,000     7,000          4,200       4,200
11/1/2013          0      10,000         51,000       51,000(3)     51,000(3)     3,570         0          3,060(3)        0
5/1/2014           0           0         55,000       55,000        55,000        3,850     3,850          3,300       3,300



At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.

(1) The ALP and RALP are established on the contract anniversary date following the date the covered person reaches age 65.

(2) The $7,000 withdrawal is greater than the $5,160 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

(3) The $10,000 withdrawal is greater than both the $7,000 RBP allowed under the basic withdrawal benefit and the $4,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


--------------------------------------------------------------------------------
95 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE #2: COVERED PERSON HAS REACHED 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

-  You purchase the contract on May 1, 2006 with a payment of $100,000.

-  You are the sole owner and also the annuitant. Your birthday is 10/1/1935.

-  You make no additional payments to the contract.

- You take a partial withdrawal equal to the RALP on 11/1/2009. You take a partial withdrawal equal to the RBP on 11/1/2010. You take a partial withdrawal greater than the RBP on 11/1/2011.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.



                                       HYPOTHETICAL
                                          ASSUMED               BASIC WITHDRAWAL BENEFIT            LIFETIME WITHDRAWAL BENEFIT
            PURCHASE      PARTIAL        CONTRACT     -------------------------------------------   ---------------------------
DATE        PAYMENTS    WITHDRAWALS       VALUE         GBA           RBA          GBP      RBP         ALP        RALP
5/1/2006    $100,000      $   N/A        $100,000     $100,000      $100,000      $7,000   $7,000      $6,000      $6,000
5/1/2007           0            0         105,000      105,000       105,000       7,350    7,000(1)    6,300       6,000(1)
5/1/2008           0            0         110,000      110,000       110,000       7,700    7,000(1)    6,600       6,000(1)
5/1/2009           0            0         110,000      110,000       110,000       7,700    7,700(2)    6,600       6,600(2)
11/1/2009          0        6,600         110,000      110,000       103,400       7,700    1,100       6,600           0
5/1/2010           0            0         115,000      115,000       115,000       8,050    8,050       6,900       6,900
11/1/2010          0        8,050         116,000      115,000       106,950       8,050        0       6,900(3)        0
5/1/2011           0            0         120,000      120,000       120,000       8,400    8,400       7,200       7,200
11/1/2011          0       10,000         122,000      120,000(4)    110,000(4)    8,400        0       7,200(4)        0
5/1/2012           0            0         125,000      125,000       125,000       8,750    8,750       7,500       7,500



At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $7,500 each year until the later of your death or the RBA is reduced to zero.

(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.

(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.

(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


--------------------------------------------------------------------------------
96 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX G: GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER -- ADDITIONAL RMD DISCLOSURE

This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under the Guarantor Withdrawal Benefit for Life(SM) rider to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal procedures described in the rider. We reserve the right to discontinue this administrative practice at any time upon 30 days' written notice to you.

For owners subject to RMD rules under Section 401(a)(9) amounts you withdraw to satisfy these rules will not prompt excess withdrawal processing, subject to the following rules:

(1) If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year,

     - Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the RBP from the beginning of the current contract year.

     - Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

     - Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.

     - Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described in the Guarantor Withdrawal Benefit for Life(SM) rider.

(2) If on the date we calculated your ALERMDA, it is greater than the RALP from the beginning of the current Contract Year,

     - A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the RALP from the beginning of the current contract year.

     - Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.

     - Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.

     - Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the Guarantor Withdrawal Benefit for Life(SM) rider.

(3) If the ALP is established on a policy anniversary where your current ALERMDA is greater than the new RALP,

     - An initial LABA will be set equal to that portion of your ALERMDA that exceeds the new RALP.

     - This new LABA will be immediately reduced by the amount that total withdrawals in the current calendar year exceed the new RALP, but shall not be reduced to less than zero.

The Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is:

(1)  determined by us each calendar year;

(2) based solely on the value of the contract to which the Guarantor(SM) Withdrawal Benefit for Life(SM) rider is attached as of the date we make the determination; and

(3) based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:

        1. an individual retirement annuity (Section 408(b));

        2. a Roth individual retirement account (Section 408A);

        3. a Simplified Employee Pension plan (Section 408(k));

        4. a tax-sheltered annuity rollover (Section 403(b)).


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In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your Guarantor Withdrawal Benefit for Life(SM) rider may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RBP or RALP amount and may result in the reduction of your GBA, RBA, and/or ALP as described under the excess withdrawal provision of the rider.

In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g., ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.


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98 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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APPENDIX H: GUARANTOR(SM) WITHDRAWAL BENEFIT -- RIDER B DISCLOSURE

GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER

The Guarantor(SM) Withdrawal Benefit rider is an optional benefit that was offered for an additional annual charge if:

-  you purchased your contract prior to April 29, 2005(1);

-  the rider was available in your state; and

-  you and the annuitant were 79 or younger on the date the contract was issued.

You must have elected the Guarantor(SM) Withdrawal Benefit rider when you purchased your contract. The rider effective date is the contract issue date.

The Guarantor(SM) Withdrawal Benefit initially provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals in each contract year that over time will total an amount equal to your purchase payments plus any purchase payment credits. Certain withdrawals and step ups, as described below, can cause the initial guaranteed withdrawal benefit to change. The guarantee remains in effect if your partial withdrawals in a contract year do not exceed the Guaranteed Benefit Payment (GBP -- the amount you may withdraw under the terms of the rider in each contract year). As long as your withdrawals in each contract year do not exceed the GBP, you will not be assessed a withdrawal charge.

If you withdraw an amount greater than the GBP in a contract year, we call this an "excess withdrawal" under the rider. If you make an excess withdrawal under the rider:

- withdrawal charges, if applicable, will apply only to the amount of the withdrawal that exceeds the GBP; and

-  the Guaranteed Benefit Amount will be adjusted as described below; and

-  the Remaining Benefit Amount will be adjusted as described below.

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge (see "Charges --Withdrawal Charge"). Market value adjustments, if applicable, will also be made (see "Guarantee Period Accounts
(GPAs) -- Market Value Adjustment"). We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits, Benefit Protector(SM) and Benefit Protector(SM) Plus riders (see "Benefits in Case of Death" and "Optional Benefits -- Benefit Protector(SM) Death Benefit Rider (Benefit Protector(SM) and Benefit Protector(SM) Plus Death Benefit Rider (Benefit Protector(SM) Plus"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Withdrawals").

An annual elective step up option is available for 30 days after the contract anniversary. This option allows you to step up the remaining benefit amount and guaranteed benefit amount to the contract value on the contract anniversary date.

The annual elective step up is subject to the following rules:

- if you do not take any withdrawals during the first three years, you may step up annually beginning with the first contract anniversary;

- if you take any withdrawals during the first three years, the annual step up will not be available until the third contract anniversary;

- if you step up on the first or second contract anniversary but then take a withdrawal prior to the third contract anniversary, you will lose any prior step ups and the withdrawal will be considered an excess withdrawal subject to the excess withdrawal procedures discussed under the "Guaranteed Benefit Amount" and "Remaining Benefit Amount" headings below; and

- you may take withdrawals on or after the third contract anniversary without reversal of previous step ups.

(1) In previous disclosures, we have referred to this rider as Rider B. This rider is no longer available for purchase. See the Guarantor Withdrawal Benefit for Life(SM) and Guarantor(SM) Withdrawal Benefit sections in this prospectus for information about currently offered versions of this benefit. See the rider attached to your contract for the actual terms of the benefit you purchased.


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99 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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If you exercise the annual step up election, the special spousal continuation step up election (described below) or change your Portfolio Navigator model portfolio, the rider charge may change (see "Charges").

If you and the annuitant are 79 or younger at contract issue, you may choose to add the Guarantor(SM) Withdrawal Benefit rider to your contract. This benefit may not be available in your state. You must elect the Guarantor(SM) Withdrawal Benefit rider at the time you purchase your contract and the rider effective date will be the contract issue date. Once elected, the Guarantor(SM) Withdrawal Benefit rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin. If you select the Guarantor(SM) Withdrawal Benefit rider, you may not elect an Income Assurer Benefit(SM) rider or the Accumulation Protector Benefit(SM) rider.

You should consider whether the Guarantor(SM) Withdrawal Benefit is appropriate for you because:

- you must elect one of the model portfolios of Portfolio Navigator. This requirement limits your choice of subaccounts, one-year fixed account and GPAs (if available) to those that are in the asset allocation model you select. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the one-year fixed account that are available under the contract to contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Asset Allocation Program and Portfolio Navigator Asset Allocation Program.");

- withdrawals before age 59 1/2 may incur a 10% IRS early withdrawal penalty and may be considered taxable income. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that is greater than your GBP in any contract year. If you withdraw more than the GBP in any contract year to satisfy an RMD, this will constitute an excess withdrawal, as defined above, and the excess withdrawal procedures described below will apply to the guaranteed benefit amount and the remaining benefit amount. Under our current administrative practice we do not apply the excess withdrawal procedures to certain excess withdrawals you take to satisfy an RMD for your contract. We reserve the right to discontinue this administrative practice. We will give you 30 days' written notice of any such change. We limit our administrative practice to the amount of an RMD withdrawal that is based on the life expectancy RMD for your contract and the requirements of the Code and regulations in effect when you purchase your contract. Any other amount you withdraw to satisfy an RMD that exceeds the RBP on the most recent rider anniversary is subject to the excess withdrawal procedures described below. For additional information, see Appendix I. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

- Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Withdrawal Provisions"). Therefore, the Guarantor(SM) Withdrawal Benefit may be of limited value to you. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

-  we reserve the right to limit the cumulative amount of purchase payments.

THE TERMS "GUARANTEED BENEFIT AMOUNT" AND "REMAINING BENEFIT AMOUNT" ARE DESCRIBED BELOW. EACH IS USED IN THE OPERATION OF THE GBP, THE RBP, THE ELECTIVE STEP UP, THE SPECIAL SPOUSAL CONTINUATION STEP UP AND THE GUARANTOR(SM) WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION.

GUARANTEED BENEFIT AMOUNT

The Guaranteed Benefit Amount (GBA) is equal to the initial purchase payment, plus any purchase payment credits, adjusted for subsequent purchase payments, any purchase payment credits, partial withdrawals in excess of the GBP, and step ups. The maximum GBA is $5,000,000.

The GBA is determined at the following times:

- at contract issue-- the GBA is equal to the initial purchase payment, plus any purchase payment credit;

- when you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own GBA equal to the amount of the purchase payment plus any purchase payment credit. The total GBA when an additional purchase payment and purchase payment credit are added is the sum of the individual GBAs immediately prior to the receipt of the additional purchase payment, plus the GBA associated with the additional purchase payment;

- when you make a partial withdrawal -- if all of your withdrawals in the current contract year are less than or equal to the GBP, the GBA remains unchanged;

- when you make a partial withdrawal -- if all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP prior to the current withdrawal, or you make any withdrawal in a contract year after a step up but before the third contract anniversary, THEN, THE FOLLOWING EXCESS WITHDRAWAL PROCEDURE WILL BE APPLIED TO THE GBA:


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100 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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   GBA EXCESS WITHDRAWAL PROCEDURE

   The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

   (a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

   (b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

-  at step up -- (see "Elective Step Up" heading below).

REMAINING BENEFIT AMOUNT

The remaining benefit amount (RBA) at any point is the total guaranteed amount available for future partial withdrawals. The maximum RBA is $5,000,000.

The RBA is determined at the following times:

- at contract issue -- the RBA is equal to the initial purchase payment plus any purchase payment credit;

- when you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own RBA equal to the amount of the purchase payment plus any purchase payment credit. The total RBA when an additional purchase payment and purchase payment credit are added is the sum of the individual RBAs immediately prior to the receipt of the additional purchase payment, plus the RBA associated with the additional payment;

- when you make a partial withdrawal -- if all of your withdrawals in the current contract year are less than or equal to the GBP, the RBA becomes the RBA immediately prior to the partial withdrawal, less the partial withdrawal.

- when you make a partial withdrawal -- if all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP prior to the current withdrawal; or you make any withdrawal in a contract year after a step up but before the third contract anniversary, THEN, THE FOLLOWING EXCESS WITHDRAWAL PROCEDURE WILL BE APPLIED TO THE RBA:

   RBA EXCESS WITHDRAWAL PROCEDURE

   The RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the RBA immediately prior to the withdrawal, less the amount of the withdrawal.

   If there have been multiple purchase payments, any reduction of the RBA will be taken out of each payment's RBA in the following manner:

   The withdrawal amount up to the remaining benefit payment (defined below) is taken out of each RBA bucket in proportion to its remaining benefit payment at the time of the withdrawal; and the withdrawal amount above the remaining benefit payment and any amount determined by the excess withdrawal procedure are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

-  at step up -- (see "Elective Step Up" heading below).

GUARANTEED BENEFIT PAYMENT

The GBP is the withdrawal amount that you are entitled to take each contract year until the RBA is depleted. The GBP is equal to 7% of the GBA. If you withdraw less than the GBP in a contract year, there is no carry over to the next contract year.

The Total Free Amount (TFA) you are allowed to withdraw from the contract in each contract year without incurring a withdrawal charge (see "Charges -- Withdrawal Charge") may be greater than the GBP. Any amount you withdraw in a contract year under the contract's TFA provision that exceeds the GBP available for you to withdraw under the terms of the rider is subject to the GBA and RBA excess withdrawal procedures described above.

REMAINING BENEFIT PAYMENT

At the beginning of each contract year, the Remaining Benefit Payment (RBP) is set as the lesser of (a) the GBP, or (b) the RBA. Whenever a partial withdrawal is made, the RBP equals the RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero.


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101 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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ELECTIVE STEP UP

You have the option to increase the RBA, the GBA, the GBP and the RBP beginning with the first contract anniversary. Note that special rules, described above, may limit elective step ups in the first three contract years.

You may only step up if your contract anniversary value is greater than the RBA. The elective step up will be determined as follows:

-  The effective date of the step up is the contract anniversary.

- The RBA will be increased to an amount equal to the contract anniversary value.

- The GBA will be increased to an amount equal to the greater of the GBA immediately before the step up or the contract anniversary value.

- The GBP will be increased to an amount equal to the greater of the GBP immediately prior to the step up or 7% of the GBA after the step up.

- The RBP will be increased to the lesser of the RBA after the step up or the GBP after the step up.

You may elect a step up only once each contract year within 30 days after the contract anniversary. Once a step up has been elected, another step up may not be elected until the next contract anniversary.

If you take any partial withdrawals before the third contract anniversary, the annual step up election is not available until the third contract anniversary. If you choose to step up on the first or second contract anniversary but then take a withdrawal before the third contract anniversary, any prior step ups will be removed and the withdrawal will be considered an excess withdrawal subject to the GBA and RBA excess withdrawal procedures described above.

SPOUSAL CONTINUATION AND SPECIAL SPOUSAL CONTINUATION STEP UP

If a surviving spouse elects to continue the contract, this rider also continues. The spousal continuation step up is in addition to the annual elective step up.

A spousal continuation step up occurs automatically when the spouse elects to continue the contract. The rider charge will not change upon this automatic step up.

Under this step up, the RBA will be reset to the greater of the RBA on the valuation date we receive the spouse's written request to continue the contract and the death benefit that would otherwise have been paid; the GBA will be reset to the greater of the GBA on the valuation date we receive the spouse's written request to continue the contract and the death benefit that would otherwise have been paid.

GUARANTOR(SM) WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION

Several annuity payout plans are available under the contract. In addition to these annuity payout plans, a fixed annuity payout option is available under the Guarantor(SM) Withdrawal Benefit.

Under this option the amount payable each year will be equal to the future schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Code.

IF CONTRACT VALUE REDUCES TO ZERO

If the contract value reduces to zero and the RBA remains greater than zero, the following will occur:

-  you will be paid according to the annuity payout option described above;

-  we will no longer accept additional purchase payments;

-  you will no longer be charged for the rider;

-  any attached death benefit riders will terminate; and

- the death benefit becomes the remaining payments under the annuity payout option described above.

If the contract value falls to zero and the RBA is depleted, the Guarantor(SM) Withdrawal Benefit rider and the contract will terminate. For an example, see Appendix J.


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APPENDIX I: GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER -- ADDITIONAL RMD DISCLOSURE

This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under the Guarantor(SM) Withdrawal Benefit rider (including Riders A and B) to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal procedures described in the rider. We reserve the right to discontinue this administrative practice at any time upon 30 days' written notice to you.

For owners subject to RMD rules under Section 401(a)(9) amounts you withdraw to satisfy these rules will not prompt excess withdrawal processing, subject to the following rules:

(1) If your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is greater than the RBP from the beginning of the current contract year, an Additional Benefit Amount (ABA) will be set equal to that portion of your ALERMDA that exceeds the RBP.

(2) Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

(3) Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce any ABA. These withdrawals will not be considered excess withdrawals as long as they do not exceed the remaining ABA.

(4) Once the ABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals and will initiate the excess withdrawal processing described in the Guarantor(SM) Withdrawal Benefit rider.

The Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is:

(1)  determined by us each calendar year;

(2) based solely on the value of the contract to which the Guarantor(SM) Withdrawal Benefit rider is attached as of the date we make the determination; and

(3) based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, on the effective date of this prospectus to:

        1. an individual retirement annuity (Section 408(b));

        2. a Roth individual retirement account (Section 408A);

        3. a Simplified Employee Pension plan (Section 408(k));

        4. a tax-sheltered annuity rollover (Section 403(b)).

In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your Guarantor(SM) Withdrawal Benefit rider may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your RBP amount and may result in the reduction of your GBA and RBA as described under the excess withdrawal provision of the rider.

In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g. ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.


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103 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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APPENDIX J: EXAMPLE -- GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER

EXAMPLE OF THE GUARANTOR(SM) WITHDRAWAL BENEFIT -- THIS EXAMPLE ILLUSTRATES BOTH RIDER A (SEE "OPTIONAL BENEFITS") AND RIDER B (SEE APPENDIX H).

ASSUMPTION:

-  You purchase the contract with a payment of $100,000 on Jan. 1, 2006.



   The Guaranteed Benefit Amount (GBA) equals your purchase payment:                  $ 100,000
   The Guaranteed Benefit Payment (GBP) equals 7% of your GBA:
     0.07 x $100,000 =                                                                $   7,000
   The Remaining Benefit Amount (RBA) equals your purchase payment:                   $ 100,000
   On Jan. 1, 2007 the contract value grows to $110,000. You decide to step up your benefit
   The RBA equals 100% of your contract value:                                        $ 110,000
   The GBA equals 100% of your contract value:                                        $ 110,000
   The GBP equals 7% of your stepped-up GBA:
     0.07 x $110,000 =                                                                $   7,700
   On July 1, 2009 you decide to take a partial withdrawal of $7,700
   You took a partial withdrawal equal to your GBP, so your RBA equals the prior
   RBA less the amount of the partial withdrawal:
     $110,000 - $7,700 =                                                              $ 102,300
   The GBA equals the GBA immediately prior to the partial withdrawal:                $ 110,000
   The GBP equals 7% of your GBA:
     0.07 x $110,000 =                                                                $   7,700
   On Jan. 1, 2010 you make an additional purchase payment of $50,000
   The new RBA for the contract is equal to your prior RBA plus 100% of the additional purchase payment:
     $102,300 + $50,000 =                                                             $ 152,300
   The new GBA for the contract is equal to your prior GBA plus 100% of the additional purchase payment:
     $110,000 + $50,000 =                                                             $ 160,000
   The new GBP for the contract is equal to your prior GBP plus 7% of the additional purchase payment:
     $7,700 + $3,500 =                                                                $  11,200
   On Jan. 1, 2011 your contract value grows to $200,000. You decide to step up your benefit
   The RBA equals 100% of your contract value:                                        $ 200,000
   The GBA equals 100% of your contract value:                                        $ 200,000
   The GBP equals 7% of your stepped-up GBA:
     0.07 x $200,000 =                                                                $  14,000


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104 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

   On July 1, 2012 your contract value grows to $230,000. You decide to take a partial withdrawal of $20,000. You took more than your GBP of $14,000 so your RBA gets reset to the lesser of:

     (1) your contract value immediately following the partial withdrawal;
           $230,000 - $20,000 =                                                       $ 210,000
     OR
     (2) your prior RBA less the amount of the partial withdrawal
           $200,000 - $20,000 =                                                       $ 180,000
   Reset RBA = lesser of (1) or (2) =                                                 $ 180,000
   The GBA gets reset to the lesser of:
     (1) your prior GBA                                                               $ 200,000
     OR
     (2) your contract value immediately following the partial withdrawal;
           $230,000 - $20,000 =                                                       $ 210,000
   Reset GBA = lesser of (1) or (2) =                                                 $ 200,000
   The Reset GBP is equal to 7% of your Reset GBA:
     0.07 x $200,000 =                                                                $  14,000
   On July 1, 2015 your contract value falls to $175,000. You decide to take a partial withdrawal of $25,000. You took more than your
   GBP of $14,000 so your RBA gets reset to the lesser of:
     (1) your contract value immediately following the partial withdrawal;
           $175,000 - $25,000 =                                                       $ 150,000
     OR
     (2) your prior RBA less the amount of the partial withdrawal
           $180,000 - $25,000 =                                                       $ 155,000
   Reset RBA = lesser of (1) or (2) =                                                 $ 150,000
   The GBA gets reset to the lesser of:
     (1) your prior GBA;                                                              $ 200,000
     OR
     (2) your contract value immediately following the partial withdrawal;
           $175,000 - $25,000 =                                                       $ 150,000
   Reset GBA = lesser of (1) or (2) =                                                 $ 150,000
   The Reset GBP is equal to 7% of your Reset GBA:
     0.07 x $150,000 =                                                                $  10,500


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105 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
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APPENDIX K: EXAMPLE -- INCOME ASSURER BENEFIT(SM) RIDERS

The purpose of these examples is to illustrate the operation of the Income Assurer Benefit(SM) Riders. The examples compare payouts available under the contract's standard annuity payout provisions with annuity payouts available under the riders based on the same set of assumptions. THE CONTRACT VALUES SHOWN ARE HYPOTHETICAL AND DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts (referred to in the riders as "protected investment options") and the fees and charges that apply to your contract.


For each of the riders, we provide two annuity payout plan comparisons based on the hypothetical contract values we have assumed. The first comparison assumes that you select annuity payout Plan B, Life Annuity with 10 Years Certain. The second comparison assumes that you select annuity payout Plan D, Joint and Last Survivor Annuity - No Refund.


Remember that the riders require you to choose a Portfolio Navigator model portfolio. The riders are intended to offer protection against market volatility in the subaccounts (protected investment options). Some Portfolio Navigator asset allocation model portfolios include protected investment options and excluded investment options (RiverSource Variable Portfolio - Cash Management Fund, and if available under the contract, GPAs and the one-year fixed account). Excluded investment options are not included in calculating the 5% variable account floor under the Income Assurer Benefit(SM) - 5% Accumulation Benefit Base rider and the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base rider. Because the examples which follow are based on hypothetical contract values, they do not factor in differences in Portfolio Navigator model portfolios.


ASSUMPTIONS:

-  You purchase the contract with a payment of $100,000; and


- you invest all contract value in the subaccounts (protected investment options); and

- you make no additional purchase payments, partial withdrawals or changes in model portfolio; and


-  the annuitant is male and age 55 at contract issue; and

-  the joint annuitant is female and age 55 at contract issue.

EXAMPLE -- INCOME ASSURER BENEFIT(SM) - MAV

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:

                         ASSUMED                      MAXIMUM               GUARANTEED
  CONTRACT               CONTRACT     PURCHASE      ANNIVERSARY              INCOME
ANNIVERSARY               VALUE       PAYMENTS     VALUE (MAV)(1)     BENEFIT BASE - MAV(2)
-------------------------------------------------------------------------------------------
    1                    $108,000     $100,000        $108,000               $108,000
    2                     125,000         none         125,000                125,000
    3                     132,000         none         132,000                132,000
    4                     150,000         none         150,000                150,000
    5                      85,000         none         150,000                150,000
    6                     121,000         none         150,000                150,000
    7                     139,000         none         150,000                150,000
    8                     153,000         none         153,000                153,000
    9                     140,000         none         153,000                153,000
   10                     174,000         none         174,000                174,000
   11                     141,000         none         174,000                174,000
   12                     148,000         none         174,000                174,000
   13                     208,000         none         208,000                208,000
   14                     198,000         none         208,000                208,000
   15                     203,000         none         208,000                208,000

(1) The MAV is limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.

(2) The Guaranteed Income Benefit Base -- MAV is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - MAV does not create contract value or guarantee the performance of any investment option.

--------------------------------------------------------------------------------
106 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

PLAN B -- LIFE ANNUITY WITH 10 YEARS CERTAIN

If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:



                              STANDARD PROVISIONS                                     IAB - MAV PROVISIONS
              ----------------------------------------------------------------------------------------------------------------
  CONTRACT                       NEW TABLE(1)         OLD TABLE(1)                        NEW TABLE(1)         OLD TABLE(1)
ANNIVERSARY       ASSUMED     PLAN B - LIFE WITH   PLAN B - LIFE WITH    IAB - MAV    PLAN B - LIFE WITH   PLAN B - LIFE WITH
AT EXERCISE   CONTRACT VALUE  10 YEARS CERTAIN(2)  10 YEARS CERTAIN(2)  BENEFIT BASE  10 YEARS CERTAIN(2)  10 YEARS CERTAIN(2)
------------------------------------------------------------------------------------------------------------------------------
  10             $174,000        $  772.56              $  774.30         $174,000         $  772.56            $  774.30
  11              141,000           641.55                 642.96          174,000            791.70               793.44
  12              148,000           691.16                 692.64          174,000            812.58               814.32
  13              208,000           996.32                 998.40          208,000            996.32               998.40
  14              198,000           974.16                 976.14          208,000          1,023.36             1,025.44
  15              203,000         1,025.15               1,027.18          208,000          1,050.40             1,052.48



(1) Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND

If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:



                                     STANDARD PROVISIONS                                    IAB - MAV PROVISIONS
              ---------------------------------------------------------------------------------------------------------------------
  CONTRACT                         NEW TABLE(1)           OLD TABLE(1)                        NEW TABLE(1)         OLD TABLE(1)
ANNIVERSARY      ASSUMED          PLAN D - LAST          PLAN D - LAST      IAB - MAV        PLAN D - LAST        PLAN D - LAST
AT EXERCISE   CONTRACT VALUE   SURVIVOR NO REFUND(2) SURVIVOR NO REFUND(2) BENEFIT BASE  SURVIVOR NO REFUND(2) SURVIVOR NO REFUND(2)
------------------------------------------------------------------------------------------------------------------------------------
  10            $174,000             $629.88                 $622.92         $174,000           $629.88              $622.92
  11             141,000              521.70                  516.06          174,000            643.80               636.84
  12             148,000              559.44                  553.52          174,000            657.72               650.76
  13             208,000              807.04                  796.64          208,000            807.04               796.64
  14             198,000              786.06                  778.14          208,000            825.76               817.44
  15             203,000              826.21                  818.09          208,000            846.56               838.24



(1) Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th or the 13th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.


--------------------------------------------------------------------------------
107 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE -- INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION BENEFIT BASE


Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:



                                                                                GUARANTEED
                                                                                  INCOME
                       ASSUMED                                                BENEFIT BASE -
 CONTRACT             CONTRACT        PURCHASE        5% ACCUMULATION         5% ACCUMULATION
ANNIVERSARY             VALUE         PAYMENTS        BENEFIT BASE(1)         BENEFIT BASE(2)
---------------------------------------------------------------------------------------------
    1                 $108,000        $100,000            $105,000                $108,000
    2                  125,000            none             110,250                 125,000
    3                  132,000            none             115,763                 132,000
    4                  150,000            none             121,551                 150,000
    5                   85,000            none             127,628                 127,628
    6                  121,000            none             134,010                 134,010
    7                  139,000            none             140,710                 140,710
    8                  153,000            none             147,746                 153,000
    9                  140,000            none             155,133                 155,133
   10                  174,000            none             162,889                 174,000
   11                  141,000            none             171,034                 171,034
   12                  148,000            none             179,586                 179,586
   13                  208,000            none             188,565                 208,000
   14                  198,000            none             197,993                 198,000
   15                  203,000            none             207,893                 207,893



(1) The 5% Accumulation Benefit Base value is limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.
(2) The Guaranteed Income Benefit Base - 5% Accumulation Benefit Base is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - 5% Accumulation Benefit Base does not create contract value or guarantee the performance of any investment option.

PLAN B -- LIFE ANNUITY WITH 10 YEARS CERTAIN

If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:



                               STANDARD PROVISIONS                                       IAB - 5% RF PROVISIONS
              -----------------------------------------------------------------------------------------------------------------
  CONTRACT                        NEW TABLE(1)         OLD TABLE(1)                        NEW TABLE(1)         OLD TABLE(1)
ANNIVERSARY        ASSUMED     PLAN B - LIFE WITH   PLAN B - LIFE WITH   IAB - 5% RF   PLAN B - LIFE WITH   PLAN B - LIFE WITH
AT EXERCISE    CONTRACT VALUE  10 YEARS CERTAIN(2)  10 YEARS CERTAIN(2)  BENEFIT BASE  10 YEARS CERTAIN(2)  10 YEARS CERTAIN(2)
-------------------------------------------------------------------------------------------------------------------------------
    10            $174,000          $  772.56            $   774.30        $174,000         $  772.56            $  774.30
    11             141,000             641.55                642.96         171,034            778.20               779.91
    12             148,000             691.16                692.64         179,586            838.66               840.46
    13             208,000             996.32                998.40         208,000            996.32               998.40
    14             198,000             974.16                976.14         198,000            974.16               976.14
    15             203,000           1,025.15              1,027.18         207,893          1,049.86             1,051.94



(1) Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.


--------------------------------------------------------------------------------
108 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

PLAN D -- JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND

If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:



                              STANDARD PROVISIONS                                            IAB - 5% RF PROVISIONS
             -----------------------------------------------------------------------------------------------------------------------
  CONTRACT                       NEW TABLE(1)           OLD TABLE(1)                         NEW TABLE(1)           OLD TABLE(1)
ANNIVERSARY      ASSUMED        PLAN D - LAST          PLAN D - LAST       IAB - 5% RF      PLAN D - LAST          PLAN D - LAST
AT EXERCISE  CONTRACT VALUE  SURVIVOR NO REFUND(2)  SURVIVOR NO REFUND(2)  BENEFIT BASE  SURVIVOR NO REFUND(2) SURVIVOR NO REFUND(2)
------------------------------------------------------------------------------------------------------------------------------------
     10         $174,000           $629.88                 $622.92           $174,000          $629.88               $622.92
     11          141,000            521.70                  516.06            171,034           632.83                625.98
     12          148,000            559.44                  553.52            179,586           678.83                671.65
     13          208,000            807.04                  796.64            208,000           807.04                796.64
     14          198,000            786.06                  778.14            198,000           786.06                778.14
     15          203,000            826.21                  818.09            207,893           846.12                837.81



(1) Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.
NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th, 13th or the 14th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.


EXAMPLE -- INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE


Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:



                                                                                         GUARANTEED
                                                                                          INCOME
                                                                                        BENEFIT BASE -
                                                                                         GREATER OF
                        ASSUMED                    MAXIMUM                               MAV OR 5%
 CONTRACT              CONTRACT    PURCHASE      ANNIVERSARY      5% ACCUMULATION      ACCUMULATION
ANNIVERSARY             VALUE      PAYMENTS        VALUE(1)       BENEFIT BASE(1)      BENEFIT BASE(2)
------------------------------------------------------------------------------------------------------
      1                $108,000    $100,000       $108,000           $105,000             $108,000
      2                 125,000        none        125,000            110,250              125,000
      3                 132,000        none        132,000            115,763              132,000
      4                 150,000        none        150,000            121,551              150,000
      5                 85,000         none        150,000            127,628              150,000
      6                 121,000        none        150,000            134,010              150,000
      7                 139,000        none        150,000            140,710              150,000
      8                 153,000        none        153,000            147,746              153,000
      9                 140,000        none        153,000            155,133              155,133
     10                 174,000        none        174,000            162,889              174,000
     11                 141,000        none        174,000            171,034              174,000
     12                 148,000        none        174,000            179,586              179,586
     13                 208,000        none        208,000            188,565              208,000
     14                 198,000        none        208,000            197,993              208,000
     15                 203,000        none        208,000            207,893              208,000



(1) The MAV and 5% Accumulation Benefit Base are limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.

(2) The Guaranteed Income Benefit Base - Greater of MAV or 5% Accumulation Benefit Base is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - Greater of MAV or 5% Accumulation Benefit Base does not create contract value or guarantee the performance of any investment option.


--------------------------------------------------------------------------------
109 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

PLAN B -- LIFE ANNUITY WITH 10 YEARS CERTAIN

If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:



                                 STANDARD PROVISIONS                                         IAB - MAX PROVISIONS
             ---------------------------------------------------------------------------------------------------------------------
  CONTRACT                       NEW TABLE(1)         OLD TABLE(1)                         NEW TABLE(1)          OLD TABLE(1)
ANNIVERSARY     ASSUMED       PLAN B - LIFE WITH   PLAN B - LIFE WITH      IAB - MAX    PLAN B - LIFE WITH    PLAN B - LIFE WITH
AT EXERCISE  CONTRACT VALUE   10 YEARS CERTAIN(2)  10 YEARS CERTAIN(2)   BENEFIT BASE   10 YEARS CERTAIN(2)   10 YEARS CERTAIN(2)
----------------------------------------------------------------------------------------------------------------------------------
    10          $174,000        $  772.56             $  774.30            $174,000         $  772.56             $  774.30
    11           141,000           641.55                642.96             174,000            791.70                793.44
    12           148,000           691.16                692.64             179,586            838.66                840.46
    13           208,000           996.32                998.40             208,000            996.32                998.40
    14           198,000           974.16                976.14             208,000          1,023.36              1,025.44
    15           203,000         1,025.15              1,027.18             208,000          1,050.40              1,052.48



(1) Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND

If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:



                             STANDARD PROVISIONS                                        IAB - MAX PROVISIONS
             ---------------------------------------------------------------------------------------------------------------------
 CONTRACT                        NEW TABLE(1)          OLD TABLE(1)                         NEW TABLE(1)          OLD TABLE(1)
ANNIVERSARY      ASSUMED        PLAN D - LAST         PLAN D - LAST       IAB - MAX        PLAN D - LAST         PLAN D- LAST
AT EXERCISE  CONTRACT VALUE  SURVIVOR NO REFUND(2) SURVIVOR NO REFUND(2) BENEFIT BASE   SURVIVOR NO REFUND(2) SURVIVOR NO REFUND(2)
----------------------------------------------------------------------------------------------------------------------------------
    10          $174,000        $629.88               $622.92              $174,000         $629.88               $622.92
    11           141,000         521.70                516.06               174,000          643.80                636.84
    12           148,000         559.44                553.52               179,586          678.83                671.65
    13           208,000         807.04                796.64               208,000          807.04                796.64
    14           198,000         786.06                778.14               208,000          825.76                817.44
    15           203,000         826.21                818.09               208,000          846.56                838.24



(1) Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th or the 13th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.


--------------------------------------------------------------------------------
110 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX L: EXAMPLE -- BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER


EXAMPLE OF THE BENEFIT PROTECTOR(SM)

ASSUMPTIONS:


- You purchase the contract with a payment of $100,000 on May 1, 2006 and you and the annuitant are under age 70; and


-  you select the MAV Death Benefit.


   On Nov. 1, 2006 the contract value grows to $105,000. The death benefit under the MAV Death Benefit on Nov. 1, 2006 equals the contract value, or $105,000. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.

   On May 1, 2007 the contract value grows to $110,000. The death benefit on May
      1, 2007 equals:



      MAV Death Benefit (contract value):                                                     $110,000
      plus the Benefit Protector benefit which equals 40% of earnings at death (MAV Death Benefit minus payments not previously withdrawn):
      0.40 x ($110,000 - $100,000) =                                                            +4,000
                                                                                              --------
   Total death benefit of:                                                                    $114,000



   On May 1, 2008 the contract value falls to $105,000. The death benefit on May
      1, 2008 equals:



      MAV Death Benefit (MAV):                                                                $110,000
      plus the Benefit Protector benefit (40% of earnings at death):
      0.40 x ($110,000 - $100,000) =                                                            +4,000
                                                                                              --------
   Total death benefit of:                                                                    $114,000



   On June 1, 2008 the contract value remains at $105,000 and you request a partial withdrawal of $50,000, including the applicable 6% withdrawal charge. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 6% withdrawal charge because your payment is in its third year of the withdrawal charge schedule, so we will withdraw $39,500 ($37,130 + $2,370 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,630. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on June 1, 2008 equals:



      MAV Death Benefit (MAV adjusted for partial withdrawals):                               $ 57,619
      plus the Benefit Protector benefit (40% of earnings at death):
      0.40 x ($57,619 - $55,000) =                                                              +1,048
                                                                                              --------
   Total death benefit of:                                                                    $ 58,667



   On May 1, 2009 the contract value falls to $40,000. The death benefit on May 1, 2008 equals the death benefit on June 1, 2008. The reduction in contract value has no effect.

   On May 1, 2015 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. The death benefit on May 1, 2015 equals:



      MAV Death Benefit (contract value):                                                     $200,000
      plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
      previously withdrawn that are one or more years old)                                     +55,000
                                                                                              --------
   Total death benefit of:                                                                    $255,000


--------------------------------------------------------------------------------
111 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

   On Nov. 1, 2015 you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The death benefit on Nov. 1, 2015 equals:



      MAV Death Benefit (contract value):                                                     $250,000
      plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
      previously withdrawn that are one or more years old)                                     +55,000
                                                                                              --------
   Total death benefit of:                                                                    $305,000



   On Nov. 1, 2016 the contract value remains $250,000 and the "new" purchase payment is one year old and the value of the Benefit Protector changes. The death benefit on Nov. 1, 2016 equals:



      MAV Death Benefit (contract value):                                                     $250,000
      plus the Benefit Protector benefit (40% of earnings at death up to a maximum of 100% of purchase payments not
      previously withdrawn that are one or more years old)
      0.40 x ($250,000 - $105,000) =                                                           +58,000
                                                                                              --------
   Total death benefit on Nov. 1, 2015 of:                                                    $308,000


--------------------------------------------------------------------------------
112 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX M: BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER


EXAMPLE OF THE BENEFIT PROTECTOR(SM) PLUS

ASSUMPTIONS:


- You purchase the contract with a payment of $100,000 on May 1, 2006 and you and the annuitant are under age 70; and


-  you select the MAV Death Benefit.


   On Nov. 1, 2006 the contract value grows to $105,000. The death benefit on Nov. 1, 2006 equals MAV Death Benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time.

   On May 1, 2007 the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector(SM) Plus does not provide any additional benefit beyond what is provided by the Benefit Protector at this time. The death benefit on May 1, 2007 equals:



      MAV Death Benefit (contract value):                                                     $110,000
      plus the Benefit Protector Plus benefit which equals 40% of earnings at death
      (MAV rider minus payments not previously withdrawn):
      0.40 x ($110,000 - $100,000) =                                                            +4,000
                                                                                              --------
   Total death benefit of:                                                                    $114,000



   On May 1, 2008 the contract value falls to $105,000. The death benefit on May 1, 2008 equals:



      MAV Death Benefit (MAV):                                                                $110,000
      plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
      0.40 x ($110,000 - $100,000) =                                                            +4,000
      plus 10% of purchase payments made within 60 days of contract issue
      and not previously withdrawn: 0.10 x $100,000 =                                          +10,000
                                                                                              --------
   Total death benefit of:                                                                    $124,000



   On June 1, 2008 the contract value remains at $105,000 and you request a partial withdrawal of $50,000, including the applicable 7% withdrawal charge. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your payment is within the third year of the withdrawal charge schedule, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on June 1, 2008 equals:



      MAV Death Benefit (MAV adjusted for partial withdrawals):                                $57,619
      plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
      0.40 x ($57,619 - $55,000) =                                                              +1,048
      plus 10% of purchase payments made within 60 days of contract
      issue and not previously withdrawn: 0.10 x $55,000 =                                      +5,500
                                                                                              --------
   Total death benefit of:                                                                     $64,167



   On May 1, 2009 the contract value falls $40,000. The death benefit on May 1, 2009 equals the death benefit calculated on June 1, 2008. The reduction in contract value has no effect.


--------------------------------------------------------------------------------
113 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

   On May 1, 2015 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector(SM) Plus also reaches its maximum of 20%. The death benefit on May 1, 2015 equals:



      MAV Death Benefit (contract value):                                                     $200,000
      plus the Benefit Protector Plus benefit which equals
      40% of earnings at death, up to a maximum of 100%
      of purchase payments not previously withdrawn
      that are one or more years old                                                           +55,000
      plus 20% of purchase payments made within 60 days of
      contract issue and not previously withdrawn: 0.20 x $55,000 =                            +11,000
                                                                                              --------
   Total death benefit of:                                                                    $266,000



   On Nov. 1, 2015 you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector(SM) Plus value. The death benefit on Nov. 1, 2015 equals:



      MAV Death Benefit:                                                                      $250,000
      plus the Benefit Protector Plus benefit which equals
      40% of earnings at death, up to a maximum of
      100% of purchase payments not previously withdrawn
      that are one or more years old                                                           +55,000
      plus 20% of purchase payments made within 60 days of
      contract issue and not previously withdrawn: 0.20 x $55,000 =                            +11,000
                                                                                              --------
   Total death benefit of:                                                                    $316,000



   On Nov. 1, 2016 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the Benefit Protector(SM) Plus remains constant. The death benefit on Nov. 1, 2016 equals:



      MAV Death Benefit (contract value):                                                     $250,000
      plus the Benefit Protector Plus benefit which equals 40% of earnings at death
      (MAV rider minus payments not previously withdrawn):
      0.40 x ($250,000 - $105,000) =                                                           +58,000
      plus 20% of purchase payments made within 60 days of contract issue
      and not previously withdrawn: 0.20 x $55,000 =                                           +11,000
                                                                                              --------
   Total death benefit on Nov. 1, 2016 of:                                                    $319,000


--------------------------------------------------------------------------------
114 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX N: CONDENSED FINANCIAL INFORMATION

(UNAUDITED)

The following tables give per-unit information about the financial history of the subaccounts representing the lowest and highest total annual variable account expense combinations. The date in which operations commenced in each price level is noted in parentheses. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of the prospectus.

We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2005.

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                2005    2004    2003   2002   2001   2000
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (11/6/2003)
Accumulation unit value at beginning of period                                    $ 1.17  $ 1.07  $1.00     --     --     --
Accumulation unit value at end of period                                          $ 1.22  $ 1.17  $1.07     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)            1,876   1,178    149     --     --     --

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/6/2003)
Accumulation unit value at beginning of period                                    $ 1.18  $ 1.04  $1.00     --     --     --
Accumulation unit value at end of period                                          $ 1.27  $ 1.18  $1.04     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)               89      87     --     --     --     --

AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.08  $ 1.00     --     --     --     --
Accumulation unit value at end of period                                          $ 1.14  $ 1.08     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)              357     141     --     --     --     --

ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (11/6/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                    $ 1.12  $ 1.05  $1.00     --     --     --
Accumulation unit value at end of period                                          $ 1.15  $ 1.12  $1.05     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)               73      60     --     --     --     --

ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/6/2003)
Accumulation unit value at beginning of period                                    $ 1.18  $ 1.07  $1.00     --     --     --
Accumulation unit value at end of period                                          $ 1.21  $ 1.18  $1.07     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)              256     243     23     --     --     --

ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.20  $ 1.00     --     --     --     --
Accumulation unit value at end of period                                          $ 1.38  $ 1.20     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)            1,766     209     --     --     --     --

AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.05  $ 1.00     --     --     --     --
Accumulation unit value at end of period                                          $ 1.05  $ 1.05     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)            3,512     509     --     --     --     --

AMERICAN CENTURY VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.12  $ 1.00     --     --     --     --
Accumulation unit value at end of period                                          $ 1.25  $ 1.12     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)                7       7     --     --     --     --

AMERICAN CENTURY VP ULTRA(R), CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.06  $ 1.00     --     --     --     --
Accumulation unit value at end of period                                          $ 1.07  $ 1.06     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)            3,015     376     --     --     --     --

AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.09  $ 1.00     --     --     --     --
Accumulation unit value at end of period                                          $ 1.13  $ 1.09     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)               --      --     --     --     --     --

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B* (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.04  $ 1.00     --     --     --     --
Accumulation unit value at end of period                                          $ 1.05  $ 1.04     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)            1,175     227     --     --     --     --

*  COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B MERGED INTO NATIONS HIGH
   YIELD BOND PORTFOLIO ON APRIL 28, 2006. ON MAY 1, 2006, NATIONS HIGH YIELD
   BOND PORTFOLIO CHANGED ITS NAME TO COLUMBIA HIGH YIELD FUND, VARIABLE SERIES,
   CLASS B.


--------------------------------------------------------------------------------
115 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                2005    2004    2003    2002   2001   2000
------------------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
(PREVIOUSLY COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B)
Accumulation unit value at beginning of period                                    $ 1.17  $ 1.00      --     --     --      --
Accumulation unit value at end of period                                          $ 1.22  $ 1.17      --     --     --      --
Number of accumulation units outstanding at end of period (000 omitted)               --      --      --     --     --      --

DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.13  $ 1.00      --     --     --      --
Accumulation unit value at end of period                                          $ 1.22  $ 1.13      --     --     --      --
Number of accumulation units outstanding at end of period (000 omitted)               17      10      --     --     --      --

DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.03  $ 1.00      --     --     --      --
Accumulation unit value at end of period                                          $ 1.05  $ 1.03      --     --     --      --
Number of accumulation units outstanding at end of period (000 omitted)              735      99      --     --     --      --

DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.03  $ 1.00      --     --     --      --
Accumulation unit value at end of period                                          $ 1.05  $ 1.03      --     --     --      --
Number of accumulation units outstanding at end of period (000 omitted)               14      13      --     --     --      --

DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.14  $ 1.00      --     --     --      --
Accumulation unit value at end of period                                          $ 1.26  $ 1.14      --     --     --      --
Number of accumulation units outstanding at end of period (000 omitted)               --      --      --     --     --      --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                    $ 1.18  $ 1.04  $ 1.00     --     --      --
Accumulation unit value at end of period                                          $ 1.36  $ 1.18  $ 1.04     --     --      --
Number of accumulation units outstanding at end of period (000 omitted)            6,320   2,509     211     --     --      --

FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                    $ 1.04  $ 1.03  $ 1.00     --     --      --
Accumulation unit value at end of period                                          $ 1.08  $ 1.04  $ 1.03     --     --      --
Number of accumulation units outstanding at end of period (000 omitted)              352     303      50     --     --      --

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.03  $ 1.00      --     --     --      --
Accumulation unit value at end of period                                          $ 1.04  $ 1.03      --     --     --      --
Number of accumulation units outstanding at end of period (000 omitted)            3,067     321      --     --     --      --

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period                                    $ 1.58  $ 1.28  $ 0.94 $ 1.06 $ 1.00      --
Accumulation unit value at end of period                                          $ 1.83  $ 1.58  $ 1.28 $ 0.94 $ 1.06      --
Number of accumulation units outstanding at end of period (000 omitted)            2,479   2,101   1,221    723    367      --

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                    $ 1.21  $ 1.08  $ 1.00     --     --      --
Accumulation unit value at end of period                                          $ 1.41  $ 1.21  $ 1.08     --     --      --
Number of accumulation units outstanding at end of period (000 omitted)              705     311      11     --     --      --

FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                                    $ 1.41  $ 1.25  $ 0.97 $ 0.99 $ 0.99  $ 1.00
Accumulation unit value at end of period                                          $ 1.41  $ 1.41  $ 1.25 $ 0.97 $ 0.99  $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)            3,865   4,021   3,071  2,665  2,006     287

FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.09  $ 1.00      --     --     --      --
Accumulation unit value at end of period                                          $ 1.11  $ 1.09      --     --     --      --
Number of accumulation units outstanding at end of period (000 omitted)               10      --      --     --     --      --

FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                                    $ 0.57  $ 0.52  $ 0.38 $ 0.55 $ 0.65  $ 1.00
Accumulation unit value at end of period                                          $ 0.59  $ 0.57  $ 0.52 $ 0.38 $ 0.55  $ 0.65
Number of accumulation units outstanding at end of period (000 omitted)            3,793   4,520   3,979  3,832  3,330   1,583

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                                    $ 1.40  $ 1.26  $ 1.02 $ 1.17 $ 1.11  $ 1.00
Accumulation unit value at end of period                                          $ 1.52  $ 1.40  $ 1.26 $ 1.02 $ 1.17  $ 1.11
Number of accumulation units outstanding at end of period (000 omitted)            3,652   3,861   1,702  1,165    691     102


--------------------------------------------------------------------------------
116 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                2005    2004    2003    2002    2001    2000
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.16  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                          $ 1.11  $ 1.16      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)            1,249     195      --      --      --      --

FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.12  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                          $ 1.20  $ 1.12      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)               23      15      --      --      --      --

GOLDMAN SACHS VIT MID CAP VALUE FUND (3/3/2000)
Accumulation unit value at beginning of period                                    $ 2.30  $ 1.86  $ 1.47  $ 1.56  $ 1.41  $ 1.00
Accumulation unit value at end of period                                          $ 2.56  $ 2.30  $ 1.86  $ 1.47  $ 1.56  $ 1.41
Number of accumulation units outstanding at end of period (000 omitted)            2,047   1,426   1,312   1,266     982     307

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period                                    $ 1.10  $ 1.02  $ 1.00      --      --      --
Accumulation unit value at end of period                                          $ 1.13  $ 1.10  $ 1.02      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)               46      86      39      --      --      --

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period                                    $ 1.03  $ 0.98  $ 1.00      --      --      --
Accumulation unit value at end of period                                          $ 1.07  $ 1.03  $ 0.98      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)              109     109      10      --      --      --

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period                                    $ 1.15  $ 1.05  $ 1.00      --      --      --
Accumulation unit value at end of period                                          $ 1.16  $ 1.15  $ 1.05      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)            1,916   1,655      80      --      --      --

MFS(R) UTILITIES SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period                                    $ 1.40  $ 1.09  $ 1.00      --      --      --
Accumulation unit value at end of period                                          $ 1.60  $ 1.40  $ 1.09      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)               68      67      10      --      --      --

OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/6/2003)
Accumulation unit value at beginning of period                                    $ 1.11  $ 1.05  $ 1.00      --      --      --
Accumulation unit value at end of period                                          $ 1.14  $ 1.11  $ 1.05      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)            2,447     574      24      --      --      --

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (5/1/2002)
Accumulation unit value at beginning of period                                    $ 1.27  $ 1.09  $ 0.77  $ 1.00      --      --
Accumulation unit value at end of period                                          $ 1.43  $ 1.27  $ 1.09  $ 0.77      --      --
Number of accumulation units outstanding at end of period (000 omitted)              903     803     299       6      --      --

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/6/2003)
Accumulation unit value at beginning of period                                    $ 1.21  $ 1.03  $ 1.00      --      --      --
Accumulation unit value at end of period                                          $ 1.31  $ 1.21  $ 1.03      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)              407     389      72      --      --      --

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (5/1/2002)
Accumulation unit value at beginning of period                                    $ 1.27  $ 1.19  $ 1.03  $ 1.00      --      --
Accumulation unit value at end of period                                          $ 1.28  $ 1.27  $ 1.19  $ 1.03      --      --
Number of accumulation units outstanding at end of period (000 omitted)            3,403   1,659     415      83      --      --

PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (5/1/2002)
Accumulation unit value at beginning of period                                    $ 1.03  $ 0.98  $ 0.84  $ 1.00      --      --
Accumulation unit value at end of period                                          $ 1.15  $ 1.03  $ 0.98  $ 0.84      --      --
Number of accumulation units outstanding at end of period (000 omitted)              259     290     120      30      --      --

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/3/2000)
Accumulation unit value at beginning of period                                    $ 0.69  $ 0.60  $ 0.48  $ 0.59  $ 0.75  $ 1.00
Accumulation unit value at end of period                                          $ 0.76  $ 0.69  $ 0.60  $ 0.48  $ 0.59  $ 0.75
Number of accumulation units outstanding at end of period (000 omitted)            4,898   5,780   5,252   5,517   6,094   3,827

PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.19  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                          $ 1.25  $ 1.19      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)                4       4      --      --      --      --


--------------------------------------------------------------------------------
117 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                2005    2004    2003    2002    2001    2000
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (3/3/2000)
Accumulation unit value at beginning of period                                    $ 0.51  $ 0.43  $ 0.33  $ 0.48  $ 0.74  $ 1.00
Accumulation unit value at end of period                                          $ 0.56  $ 0.51  $ 0.43  $ 0.33  $ 0.48  $ 0.74
Number of accumulation units outstanding at end of period (000 omitted)            3,669   4,513   4,787   5,352   6,122   3,255

RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (11/6/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                    $ 0.99  $ 1.00  $ 1.00      --      --      --
Accumulation unit value at end of period                                          $ 1.00  $ 0.99  $ 1.00      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)              106      18      15      --      --      --

* THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AT DEC. 31, 2005
WERE 2.14% AND 2.16%, RESPECTIVELY.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/6/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                                    $ 1.04  $ 1.01  $ 1.00      --      --      --
Accumulation unit value at end of period                                          $ 1.05  $ 1.04  $ 1.01      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)            1,298   1,598     146      --      --      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (3/3/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                    $ 1.41  $ 1.21  $ 0.87  $ 1.09  $ 1.08  $ 1.00
Accumulation unit value at end of period                                          $ 1.57  $ 1.41  $ 1.21  $ 0.87  $ 1.09  $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)            3,606   1,251     828     608     455      63

RIVERSOURCE(SM) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                    $ 1.17  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                          $ 1.54  $ 1.17      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)            1,178     160      --      --      --      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND (11/6/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                    $ 1.12  $ 1.05  $ 1.00      --      --      --
Accumulation unit value at end of period                                          $ 1.20  $ 1.12  $ 1.05      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)               --      --      56      --      --      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (3/3/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning of period                                    $ 1.13  $ 1.03  $ 0.84  $ 0.91  $ 0.88  $ 1.00
Accumulation unit value at end of period                                          $ 1.16  $ 1.13  $ 1.03  $ 0.84  $ 0.91  $ 0.88
Number of accumulation units outstanding at end of period (000 omitted)              970     715     521     389     466     217

RIVERSOURCE(SM) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND)
Accumulation unit value at beginning of period                                    $ 1.10  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                          $ 1.12  $ 1.10      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)               --      --      --      --      --      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                    $ 1.14  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                          $ 1.28  $ 1.14      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)               --      --      --      --      --      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (3/3/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                                    $ 0.68  $ 0.65  $ 0.51  $ 0.67  $ 0.83  $ 1.00
Accumulation unit value at end of period                                          $ 0.71  $ 0.68  $ 0.65  $ 0.51  $ 0.67  $ 0.83
Number of accumulation units outstanding at end of period (000 omitted)            3,969   2,410     453     194     218      99

* RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP
EQUITY FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                                    $ 1.10  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                          $ 1.14  $ 1.10      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)                4       4      --      --      --      --


--------------------------------------------------------------------------------
118 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                2005    2004    2003    2002    2001    2000
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/6/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                    $ 1.10  $ 1.02  $ 1.00      --      --      --
Accumulation unit value at end of period                                          $ 1.19  $ 1.10  $ 1.02      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)               29      29      29      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (3/3/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                    $ 0.68  $ 0.67  $ 0.54  $ 0.71  $ 0.86  $ 1.00
Accumulation unit value at end of period                                          $ 0.68  $ 0.68  $ 0.67  $ 0.54  $ 0.71  $ 0.86
Number of accumulation units outstanding at end of period (000 omitted)            2,355   2,774   2,308   1,916   1,815     868

* RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP
EQUITY FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/6/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                    $ 1.15  $ 1.06  $ 1.00      --      --      --
Accumulation unit value at end of period                                          $ 1.18  $ 1.15  $ 1.06      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)              250     302      59      --      --      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND)
Accumulation unit value at beginning of period                                    $ 1.10  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                          $ 1.09  $ 1.10      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)               --      --      --      --      --      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (3/3/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                                    $ 1.15  $ 1.15  $ 1.15  $ 1.10  $ 1.05  $ 1.00
Accumulation unit value at end of period                                          $ 1.15  $ 1.15  $ 1.15  $ 1.15  $ 1.10  $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)            2,009   2,283   2,513   2,555   1,473     328

RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (5/1/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                    $ 1.27  $ 1.07  $ 0.79  $ 1.00      --      --
Accumulation unit value at end of period                                          $ 1.32  $ 1.27  $ 1.07  $ 0.79      --      --
Number of accumulation units outstanding at end of period (000 omitted)            2,507     735     158      35      --      --

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (11/6/2003)
Accumulation unit value at beginning of period                                    $ 1.25  $ 1.08  $ 1.00      --      --      --
Accumulation unit value at end of period                                          $ 1.28  $ 1.25  $ 1.08      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)            5,134     894      37      --      --      --

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.38  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                          $ 1.58  $ 1.38      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)               75      15      --      --      --      --

WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.20  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                          $ 1.44  $ 1.20      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)            1,712     264      --      --      --      --

WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                                    $ 1.16  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                          $ 1.27  $ 1.16      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)            1,215     162      --      --      --      --


--------------------------------------------------------------------------------
119 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                                 2005    2004    2003
------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                    $ 1.46   $1.35   $1.00
Accumulation unit value at end of period                                                          $ 1.52   $1.46   $1.35
Number of accumulation units outstanding at end of period (000 omitted)                              179     110      27

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                    $ 1.53   $1.35   $1.00
Accumulation unit value at end of period                                                          $ 1.64   $1.53   $1.35
Number of accumulation units outstanding at end of period (000 omitted)                               32      33       1

AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                    $ 1.08   $1.00      --
Accumulation unit value at end of period                                                          $ 1.13   $1.08      --
Number of accumulation units outstanding at end of period (000 omitted)                               38      13      --

ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (1/29/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                    $ 1.23   $1.15   $1.00
Accumulation unit value at end of period                                                          $ 1.25   $1.23   $1.15
Number of accumulation units outstanding at end of period (000 omitted)                               --      --      --

ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period                                                    $ 1.44   $1.32   $1.00
Accumulation unit value at end of period                                                          $ 1.48   $1.44   $1.32
Number of accumulation units outstanding at end of period (000 omitted)                               31      30      47

ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                                    $ 1.19   $1.00      --
Accumulation unit value at end of period                                                          $ 1.37   $1.19      --
Number of accumulation units outstanding at end of period (000 omitted)                              914     344      --

AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                    $ 1.05   $1.00      --
Accumulation unit value at end of period                                                          $ 1.05   $1.05      --
Number of accumulation units outstanding at end of period (000 omitted)                            2,258     901      --

AMERICAN CENTURY VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                    $ 1.12   $1.00      --
Accumulation unit value at end of period                                                          $ 1.24   $1.12      --
Number of accumulation units outstanding at end of period (000 omitted)                               --      --      --

AMERICAN CENTURY VP ULTRA(R), CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                    $ 1.06   $1.00      --
Accumulation unit value at end of period                                                          $ 1.06   $1.06      --
Number of accumulation units outstanding at end of period (000 omitted)                              219      46      --

AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                    $ 1.09   $1.00      --
Accumulation unit value at end of period                                                          $ 1.12   $1.09      --
Number of accumulation units outstanding at end of period (000 omitted)                               --      --      --

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B* (4/30/2004)
Accumulation unit value at beginning of period                                                    $ 1.04   $1.00      --
Accumulation unit value at end of period                                                          $ 1.05   $1.04      --
Number of accumulation units outstanding at end of period (000 omitted)                              108       9      --

* COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B MERGED INTO NATIONS HIGH YIELD BOND PORTFOLIO ON APRIL 28, 2006.
ON MAY 1, 2006, NATIONS HIGH YIELD BOND PORTFOLIO CHANGED ITS NAME TO COLUMBIA HIGH YIELD FUND, VARIABLE SERIES,
CLASS B.

COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
(PREVIOUSLY COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B)
Accumulation unit value at beginning of period                                                    $ 1.17   $1.00      --
Accumulation unit value at end of period                                                          $ 1.21   $1.17      --
Number of accumulation units outstanding at end of period (000 omitted)                               --      --      --

DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                    $ 1.13   $1.00      --
Accumulation unit value at end of period                                                          $ 1.21   $1.13      --
Number of accumulation units outstanding at end of period (000 omitted)                               --      --      --


--------------------------------------------------------------------------------
120 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                                 2005   2004    2003
-----------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                    $1.03   $1.00      --
Accumulation unit value at end of period                                                          $1.04   $1.03      --
Number of accumulation units outstanding at end of period (000 omitted)                             227      90      --

DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                    $1.03   $1.00      --
Accumulation unit value at end of period                                                          $1.05   $1.03      --
Number of accumulation units outstanding at end of period (000 omitted)                              --      --      --

DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                    $1.14   $1.00      --
Accumulation unit value at end of period                                                          $1.25   $1.14      --
Number of accumulation units outstanding at end of period (000 omitted)                              --      --      --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                    $1.47   $1.30   $1.00
Accumulation unit value at end of period                                                          $1.68   $1.47   $1.30
Number of accumulation units outstanding at end of period (000 omitted)                           1,602     814     205

FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                    $1.35   $1.34   $1.00
Accumulation unit value at end of period                                                          $1.40   $1.35   $1.34
Number of accumulation units outstanding at end of period (000 omitted)                              21       7       5

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                    $1.03   $1.00      --
Accumulation unit value at end of period                                                          $1.03   $1.03      --
Number of accumulation units outstanding at end of period (000 omitted)                             242      11      --

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                    $1.69   $1.38   $1.00
Accumulation unit value at end of period                                                          $1.96   $1.69   $1.38
Number of accumulation units outstanding at end of period (000 omitted)                             330     213     143

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                    $1.62   $1.46   $1.00
Accumulation unit value at end of period                                                          $1.89   $1.62   $1.46
Number of accumulation units outstanding at end of period (000 omitted)                             418     246       5

FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                    $1.12   $1.00      --
Accumulation unit value at end of period                                                          $1.12   $1.12      --
Number of accumulation units outstanding at end of period (000 omitted)                             324     151      --

FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                    $1.09   $1.00      --
Accumulation unit value at end of period                                                          $1.11   $1.09      --
Number of accumulation units outstanding at end of period (000 omitted)                              --      --      --

FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                    $1.50   $1.37   $1.00
Accumulation unit value at end of period                                                          $1.55   $1.50   $1.37
Number of accumulation units outstanding at end of period (000 omitted)                               7      --       5

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                    $1.38   $1.25   $1.00
Accumulation unit value at end of period                                                          $1.50   $1.38   $1.25
Number of accumulation units outstanding at end of period (000 omitted)                             526     516     349

FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                    $1.16   $1.00      --
Accumulation unit value at end of period                                                          $1.10   $1.16      --
Number of accumulation units outstanding at end of period (000 omitted)                             826     291      --

FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                    $1.12   $1.00      --
Accumulation unit value at end of period                                                          $1.20   $1.12      --
Number of accumulation units outstanding at end of period (000 omitted)                               9       6      --


--------------------------------------------------------------------------------
121 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                                 2005    2004    2003
------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                    $ 1.19   $1.00      --
Accumulation unit value at end of period                                                          $ 1.32   $1.19      --
Number of accumulation units outstanding at end of period (000 omitted)                              575     248      --

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                                                    $ 1.31   $1.22   $1.00
Accumulation unit value at end of period                                                          $ 1.34   $1.31   $1.22
Number of accumulation units outstanding at end of period (000 omitted)                                2       2       2

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                                                    $ 1.39   $1.33   $1.00
Accumulation unit value at end of period                                                          $ 1.43   $1.39   $1.33
Number of accumulation units outstanding at end of period (000 omitted)                               22      21      --

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                                                    $ 1.27   $1.17   $1.00
Accumulation unit value at end of period                                                          $ 1.28   $1.27   $1.17
Number of accumulation units outstanding at end of period (000 omitted)                              435     401     240

MFS(R) UTILITIES SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                                                    $ 1.66   $1.30   $1.00
Accumulation unit value at end of period                                                          $ 1.90   $1.66   $1.30
Number of accumulation units outstanding at end of period (000 omitted)                               94      97      12

OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                    $ 1.37   $1.31   $1.00
Accumulation unit value at end of period                                                          $ 1.41   $1.37   $1.31
Number of accumulation units outstanding at end of period (000 omitted)                              284     126      59

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                    $ 1.70   $1.46   $1.00
Accumulation unit value at end of period                                                          $ 1.90   $1.70   $1.46
Number of accumulation units outstanding at end of period (000 omitted)                               15      12       4

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                    $ 1.68   $1.44   $1.00
Accumulation unit value at end of period                                                          $ 1.81   $1.68   $1.44
Number of accumulation units outstanding at end of period (000 omitted)                               40      33      29

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                    $ 1.14   $1.07   $1.00
Accumulation unit value at end of period                                                          $ 1.14   $1.14   $1.07
Number of accumulation units outstanding at end of period (000 omitted)                            1,716     851     141

PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                    $ 1.25   $1.19   $1.00
Accumulation unit value at end of period                                                          $ 1.38   $1.25   $1.19
Number of accumulation units outstanding at end of period (000 omitted)                              158     148      10

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                    $ 1.53   $1.34   $1.00
Accumulation unit value at end of period                                                          $ 1.69   $1.53   $1.34
Number of accumulation units outstanding at end of period (000 omitted)                               51      54      41

PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                    $ 1.18   $1.00      --
Accumulation unit value at end of period                                                          $ 1.24   $1.18      --
Number of accumulation units outstanding at end of period (000 omitted)                                6       3      --

PUTNAM VT VISTA FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                    $ 1.54   $1.32   $1.00
Accumulation unit value at end of period                                                          $ 1.70   $1.54   $1.32
Number of accumulation units outstanding at end of period (000 omitted)                                2       2      --


--------------------------------------------------------------------------------
122 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                                 2005    2004    2003
------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (1/29/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                                    $ 0.98   $0.99   $1.00
Accumulation unit value at end of period                                                          $ 0.98   $0.98   $0.99
Number of accumulation units outstanding at end of period (000 omitted)                               70     179      55

* THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AT DEC. 31, 2005
WERE 1.73% AND 1.75%, RESPECTIVELY.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (1/29/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                                                    $ 1.05   $1.02   $1.00
Accumulation unit value at end of period                                                          $ 1.05   $1.05   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                              165     169      63

RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (1/29/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                                    $ 1.67   $1.44   $1.00
Accumulation unit value at end of period                                                          $ 1.86   $1.67   $1.44
Number of accumulation units outstanding at end of period (000 omitted)                              512      31       9

RIVERSOURCE(SM) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                                    $ 1.17   $1.00      --
Accumulation unit value at end of period                                                          $ 1.53   $1.17      --
Number of accumulation units outstanding at end of period (000 omitted)                              469     225      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND (1/29/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                                    $ 1.29   $1.22   $1.00
Accumulation unit value at end of period                                                          $ 1.38   $1.29   $1.22
Number of accumulation units outstanding at end of period (000 omitted)                               --      --      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning of period                                                    $ 1.08   $1.00      --
Accumulation unit value at end of period                                                          $ 1.10   $1.08      --
Number of accumulation units outstanding at end of period (000 omitted)                              960     372      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND)
Accumulation unit value at beginning of period                                                    $ 1.09   $1.00      --
Accumulation unit value at end of period                                                          $ 1.11   $1.09      --
Number of accumulation units outstanding at end of period (000 omitted)                               --      --      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                                    $ 1.14   $1.00      --
Accumulation unit value at end of period                                                          $ 1.27   $1.14      --
Number of accumulation units outstanding at end of period (000 omitted)                               --      --      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                                                    $ 1.05   $1.00      --
Accumulation unit value at end of period                                                          $ 1.10   $1.05      --
Number of accumulation units outstanding at end of period (000 omitted)                            1,307     818      --

* RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE
CAP EQUITY FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                                                    $ 1.10   $1.00      --
Accumulation unit value at end of period                                                          $ 1.13   $1.10      --
Number of accumulation units outstanding at end of period (000 omitted)                               --      --      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (1/29/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                                    $ 1.35   $1.26   $1.00
Accumulation unit value at end of period                                                          $ 1.45   $1.35   $1.26
Number of accumulation units outstanding at end of period (000 omitted)                              161     118      --


--------------------------------------------------------------------------------
123 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                                 2005    2004    2003
------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (1/29/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                                    $ 1.27   $1.25   $1.00
Accumulation unit value at end of period                                                          $ 1.26   $1.27   $1.25
Number of accumulation units outstanding at end of period (000 omitted)                               66      66      37

* RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE
CAP EQUITY FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (1/29/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                                    $ 1.39   $1.28   $1.00
Accumulation unit value at end of period                                                          $ 1.42   $1.39   $1.28
Number of accumulation units outstanding at end of period (000 omitted)                               48      30      22

RIVERSOURCE(SM) VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND)
Accumulation unit value at beginning of period                                                    $ 1.10   $1.00      --
Accumulation unit value at end of period                                                          $ 1.08   $1.10      --
Number of accumulation units outstanding at end of period (000 omitted)                               --      --      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (1/29/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                                                    $ 0.98   $0.99   $1.00
Accumulation unit value at end of period                                                          $ 0.98   $0.98   $0.99
Number of accumulation units outstanding at end of period (000 omitted)                              492     399     234

RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (1/29/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                                    $ 1.64   $1.40   $1.00
Accumulation unit value at end of period                                                          $ 1.71   $1.64   $1.40
Number of accumulation units outstanding at end of period (000 omitted)                              720     337       3

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                    $ 1.50   $1.30   $1.00
Accumulation unit value at end of period                                                          $ 1.53   $1.50   $1.30
Number of accumulation units outstanding at end of period (000 omitted)                            1,445     538      25

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                    $ 1.37   $1.00      --
Accumulation unit value at end of period                                                          $ 1.57   $1.37      --
Number of accumulation units outstanding at end of period (000 omitted)                               17       6      --

WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                                                    $ 1.20   $1.00      --
Accumulation unit value at end of period                                                          $ 1.43   $1.20      --
Number of accumulation units outstanding at end of period (000 omitted)                              128      28      --

WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                                                    $ 1.15   $1.00      --
Accumulation unit value at end of period                                                          $ 1.26   $1.15      --
Number of accumulation units outstanding at end of period (000 omitted)                              523     221      --


--------------------------------------------------------------------------------
124 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Calculating Annuity Payouts                                                 p. 3
Rating Agencies                                                             p. 4

Revenues Received During Calendar Year 2005                                 p. 4
Principal Underwriter                                                       p. 5
Independent Registered Public Accounting Firm                               p. 5
Condensed Financial Information (Unaudited)                                 p. 6

Financial Statements

--------------------------------------------------------------------------------
125 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

[RIVERSOURCE(SM) ANNUITIES LOGO]

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 333-3437


AMERIPRISE FINANCIAL SERVICES, INC. (DISTRIBUTOR), MEMBER NASD. RIVERSOURCE(SM)
   INSURANCE AND ANNUITY PRODUCTS ISSUED BY AMERICAN ENTERPRISE LIFE INSURANCE
                    COMPANY, AN AMERIPRISE FINANCIAL COMPANY.


            (C) 2006 AMERIPRISE FINANCIAL, INC. ALL RIGHTS RESERVED.

45300 E (5/06)

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR

                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

                 EVERGREEN NEW SOLUTIONS SELECT VARIABLE ANNUITY

                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

                 EVERGREEN PATHWAYS(SM) SELECT VARIABLE ANNUITY

                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

              RIVERSOURCE ACCESSCHOICE SELECT(SM) VARIABLE ANNUITY

                RIVERSOURCE ENDEAVOR SELECT(SM) VARIABLE ANNUITY

                   RIVERSOURCE FLEXCHOICE(SM) VARIABLE ANNUITY

               RIVERSOURCE FLEXCHOICE(SM) SELECT VARIABLE ANNUITY

                 RIVERSOURCE(SM) GALAXY PREMIER VARIABLE ANNUITY

                  RIVERSOURCE INNOVATIONS(SM) VARIABLE ANNUITY

               RIVERSOURCE INNOVATIONS SELECT(SM) VARIABLE ANNUITY

              RIVERSOURCE INNOVATIONS(SM) CLASSIC VARIABLE ANNUITY

           RIVERSOURCE INNOVATIONS(SM) CLASSIC SELECT VARIABLE ANNUITY

                 RIVERSOURCE NEW SOLUTIONS(SM) VARIABLE ANNUITY

                    RIVERSOURCE PINNACLE(SM) VARIABLE ANNUITY

                   RIVERSOURCE SIGNATURE(SM) VARIABLE ANNUITY

                RIVERSOURCE SIGNATURE SELECT(SM) VARIABLE ANNUITY

                 RIVERSOURCE SIGNATURE ONE(SM) VARIABLE ANNUITY

              RIVERSOURCE SIGNATURE ONE SELECT(SM) VARIABLE ANNUITY

                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

                WELLS FARGO ADVANTAGE(R) SELECT VARIABLE ANNUITY

                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

            WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY

                WELLS FARGO ADVANTAGE CHOICE(SM) VARIABLE ANNUITY

            WELLS FARGO ADVANTAGE CHOICE(SM) SELECT VARIABLE ANNUITY


                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                                   MAY 1, 2006

American Enterprise Variable Annuity Account is a separate account established and maintained by American Enterprise Life Insurance Company (American Enterprise Life).


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your investment professional, or by writing or calling us at the address and telephone number below. This SAI contains financial information for all the subaccounts of the American Enterprise Variable Annuity Account. Not all subaccounts shown will apply to your specific contract.


American Enterprise Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 333-3437

TABLE OF CONTENTS


Calculating Annuity Payouts                                  p. 3

Rating Agencies                                              p. 4

Revenues Received During Calendar Year 2005                  p. 4

Principal Underwriter                                        p. 5

Independent Registered Public Accounting Firm                p. 5

Condensed Financial Information (Unaudited)                  p. 6


Financial Statements

CORPORATE CONSOLIDATION


Later this year, American Enterprise Life and one of its affiliates, American Partners Life Insurance Company, plan to merge into their parent company, IDS Life Insurance Company (IDS Life). This merger will help simplify overall corporate structure because these three life insurance companies will be consolidated into one. We currently expect this consolidation to occur at the end of 2006, subject to certain regulatory and other approvals. At the time of the consolidation, we plan to change the name of the surviving life insurance company to RiverSource Life Insurance Company. This consolidation and renaming will not have any adverse effect on the benefits under your contract.


--------------------------------------------------------------------------------
2 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

CALCULATING ANNUITY PAYOUTS

VARIABLE ANNUITY PAYOUTS

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:

- determine the dollar value of your contract on the valuation date and deduct any applicable premium tax; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-  the annuity unit value on the valuation date; by

-  the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-  the net investment factor; and

-  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

FIXED ANNUITY PAYOUTS

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the amount of contract value at the retirement date or the date you selected to begin receiving your annuity payouts and which you want to be applied to fixed annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

--------------------------------------------------------------------------------
3 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our general account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.


For detailed information on the agency ratings given to American Enterprise Life, contact your investment professional. Or view our current ratings by visiting the agency websites directly at:


A.M. Best                                                         www.ambest.com

Fitch                                                       www.fitchratings.com


Moody's                                                 www.moodys.com/insurance

Standard & Poor's                                       www.standardandpoors.com


A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.


Moody's -- Rates insurance companies for their financial strength.

Standard & Poor's -- Rates insurance companies for their financial strength.

REVENUES RECEIVED DURING CALENDAR YEAR 2005

The following table shows the unaffiliated funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to us and/or our affiliates in 2005. Some of these funds may not be available under your contract or policy. Please see your contract or policy prospectus regarding the investment options available to you.



Fidelity(R) Variable Insurance Products                                         $8,854,855.66
Franklin(R) Templeton(R) Variable Insurance Products Trust                       6,823,584.36
Liberty Variable Investment Trust / Wanger Advisors Trust                        6,167,159.08
American Century(R) Variable Portfolios, Inc.                                    5,916,210.77
Goldman Sachs Variable Insurance Trust                                           5,908,269.00
AIM Variable Insurance Funds                                                     4,657,038.45
AllianceBernstein Variable Products Series Fund, Inc.                            4,105,185.33
Putnam Variable Trust                                                            2,894,721.89
MFS(R) Variable Insurance Trust(SM)                                              2,814,229.09
Credit Suisse Trust                                                              1,948,062.06
Wells Fargo Advantage Variable Trust Funds                                       1,785,045.10
Janus Aspen Series                                                                 973,913.25
Evergreen Variable Annuity Trust                                                   950,086.78
Oppenheimer Variable Account Funds                                                 940,501.39
Third Avenue Variable Series Trust                                                 930,151.06
Royce Capital Fund                                                                 909,404.51
Lazard Retirement Series, Inc.                                                     866,279.90
Van Kampen Life Investment Trust / The Universal Institutional Funds, Inc.         766,423.33
Pioneer Variable Contracts Trust                                                   367,921.93
Calvert Variable Series, Inc.                                                      166,558.14
Dreyfus Investment Portfolios / Dreyfus Variable Investment Fund                    40,580.81
STI Classic Variable Trust                                                          25,316.37
Premier VIT                                                                         20,167.99
Baron Capital Funds Trust                                                            7,180.35
J.P. Morgan Series Trust II                                                          4,344.49



If the revenue received from affiliated funds were included in the table above, payment to us or our affiliates by the RiverSource Variable Portfolio Funds or their affiliates would be at the top of the list.


--------------------------------------------------------------------------------
4 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

PRINCIPAL UNDERWRITER


Ameriprise Financial Services, Inc. serves as principal underwriter for the contracts, which it offers on a continuous basis. Ameriprise Financial Services, Inc. is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Ameriprise Financial Services, Inc. is an affiliate of ours. The contracts are offered to the public through certain securities broker-dealers and through entities that may offer the contracts but are exempt from registration that have entered into selling agreements with Ameriprise Financial Services, Inc. and whose personnel are legally authorized to sell annuity products. Both Ameriprise Financial Services, Inc. and American Enterprise Life are ultimately controlled by Ameriprise Financial, Inc. The principal business address of Ameriprise Financial Services, Inc. is 70100 Ameriprise Financial Center, Minneapolis, MN 55474. American Enterprise Life currently pays Ameriprise Financial Services, Inc. underwriting commissions for its role as principal underwriter of all variable annuities associated with this variable account. For the past three years, the aggregate dollar amount of underwriting commissions paid to Ameriprise Financial Services, Inc. in its role as principal underwriter has been: 2005: $62,840,453; 2004:
$39,616,639; and 2003: $52,618,927. Ameriprise Financial Services, Inc. retains no underwriting commission from the sale of the contracts.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Ernst & Young LLP, independent registered public accounting firm, have audited the consolidated financial statements of American Enterprise Life Insurance Company at Dec. 31, 2005 and 2004, and for each of the three years in the period ended Dec. 31, 2005, and the individual financial statements of the segregated asset subaccounts of American Enterprise Variable Annuity Account (which includes Evergreen Essential(SM) Variable Annuity, Evergreen New Solutions Variable Annuity, Evergreen New Solutions Select Variable Annuity, Evergreen Pathways(SM) Variable Annuity, Evergreen Pathways(SM) Select Variable Annuity, Evergreen Privilege(SM) Variable Annuity, RiverSource AccessChoice Select(SM) Variable Annuity, RiverSource Endeavor Select(SM) Variable Annuity, RiverSource FlexChoice(SM) Variable Annuity, RiverSource FlexChoice(SM) Select Variable Annuity, RiverSource(SM) Galaxy Premier Variable Annuity, RiverSource Innovations(SM) Variable Annuity, RiverSource Innovations Select(SM) Variable Annuity, RiverSource Innovations(SM) Classic Variable Annuity, RiverSource Innovations(SM) Classic Select Variable Annuity, RiverSource New Solutions(SM) Variable Annuity, RiverSource Pinnacle(SM) Variable Annuity, RiverSource Signature(SM) Variable Annuity, RiverSource Signature Select(SM) Variable Annuity, RiverSource Signature One(SM) Variable Annuity, RiverSource Signature One Select(SM) Variable Annuity, Wells Fargo Advantage(R) Variable Annuity, Wells Fargo Advantage(R) Select Variable Annuity, Wells Fargo Advantage(R) Builder Variable Annuity, Wells Fargo Advantage(R) Builder Select Variable Annuity, Wells Fargo Advantage Choice(SM) Variable Annuity, Wells Fargo Advantage Choice(SM) Select Variable Annuity) at Dec. 31, 2005, and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the SAI in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.


--------------------------------------------------------------------------------
5 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses.


VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                        2005     2004     2003     2002     2001    2000
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (5/21/2002)
Accumulation unit value at beginning of period                            $ 1.10   $ 1.00   $ 0.76   $ 1.00      --      --
Accumulation unit value at end of period                                  $ 1.15   $ 1.10   $ 1.00   $ 0.76      --      --
Number of accumulation units outstanding at end of period (000 omitted)      843      909      623      113      --      --
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (5/30/2000)
Accumulation unit value at beginning of period                            $ 0.70   $ 0.66   $ 0.52   $ 0.69   $0.91   $1.00
Accumulation unit value at end of period                                  $ 0.75   $ 0.70   $ 0.66   $ 0.52   $0.69   $0.91
Number of accumulation units outstanding at end of period (000 omitted)      337      331      410      506     646      12
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (8/30/2002)
Accumulation unit value at beginning of period                            $ 1.30   $ 1.24   $ 0.97   $ 1.00      --      --
Accumulation unit value at end of period                                  $ 1.40   $ 1.30   $ 1.24   $ 0.97      --      --
Number of accumulation units outstanding at end of period (000 omitted)       11       11       12       --      --      --
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (5/21/2002)
Accumulation unit value at beginning of period                            $ 1.15   $ 1.00   $ 0.75   $ 1.00      --      --
Accumulation unit value at end of period                                  $ 1.24   $ 1.15   $ 1.00   $ 0.75      --      --
Number of accumulation units outstanding at end of period (000 omitted)       56       51       62       30      --      --
AIM V.I. DEMOGRAPHIC TRENDS FUND, SERIES I SHARES (5/30/2000)
Accumulation unit value at beginning of period                            $ 0.57   $ 0.53   $ 0.39   $ 0.58   $0.87   $1.00
Accumulation unit value at end of period                                  $ 0.60   $ 0.57   $ 0.53   $ 0.39   $0.58   $0.87
Number of accumulation units outstanding at end of period (000 omitted)       89       93       97      113     113      12
AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES* (5/30/2000)
Accumulation unit value at beginning of period                            $ 0.69   $ 0.66   $ 0.53   $ 0.77   $0.89   $1.00
Accumulation unit value at end of period                                  $ 0.72   $ 0.69   $ 0.66   $ 0.53   $0.77   $0.89
Number of accumulation units outstanding at end of period (000 omitted)      425      465      459      637     761      56

*AIM V. I. PREMIER EQUITY FUND, SERIES I SHARES MERGED INTO AIM V. I. CORE EQUITY FUND, SERIES I SHARES ON APRIL 28, 2006.

AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES* (5/21/2002)
Accumulation unit value at beginning of period                            $ 1.00   $ 0.96   $ 0.78   $ 1.00      --      --
Accumulation unit value at end of period                                  $ 1.05   $ 1.00   $ 0.96   $ 0.78      --      --
Number of accumulation units outstanding at end of period (000 omitted)       23       23       21        3      --      --

*AIM V. I. PREMIER EQUITY FUND, SERIES II SHARES MERGED INTO AIM V. I. CORE EQUITY FUND, SERIES II SHARES ON APRIL 28,
 2006.

ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (5/30/2000)
Accumulation unit value at beginning of period                            $ 0.44   $ 0.42   $ 0.30   $ 0.51   $0.69   $1.00
Accumulation unit value at end of period                                  $ 0.45   $ 0.44   $ 0.42   $ 0.30   $0.51   $0.69
Number of accumulation units outstanding at end of period (000 omitted)      552      588      655      372     364      44
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (5/30/2000)
Accumulation unit value at beginning of period                            $ 1.07   $ 0.97   $ 0.74   $ 0.97   $0.97   $1.00
Accumulation unit value at end of period                                  $ 1.11   $ 1.07   $ 0.97   $ 0.74   $0.97   $0.97
Number of accumulation units outstanding at end of period (000 omitted)    1,471    1,573    1,510    1,341     640      31
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (5/30/2000)
Accumulation unit value at beginning of period                            $ 0.59   $ 0.55   $ 0.45   $ 0.65   $0.80   $1.00
Accumulation unit value at end of period                                  $ 0.67   $ 0.59   $ 0.55   $ 0.45   $0.65   $0.80
Number of accumulation units outstanding at end of period (000 omitted)      882      881      893    1,003     741      47
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (5/21/2002)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                            $ 1.15   $ 1.07   $ 0.91   $ 1.00      --      --
Accumulation unit value at end of period                                  $ 1.18   $ 1.15   $ 1.07   $ 0.91      --      --
Number of accumulation units outstanding at end of period (000 omitted)       66       29       38        9      --      --
EVERGREEN VA BALANCED FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $ 1.20   $ 1.14   $ 1.00   $ 1.00      --      --
Accumulation unit value at end of period                                  $ 1.25   $ 1.20   $ 1.14   $ 1.00      --      --
Number of accumulation units outstanding at end of period (000 omitted)       48       40       30       10      --      --


--------------------------------------------------------------------------------
6 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                        2005     2004     2003     2002     2001    2000
---------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $ 1.10   $1.07    $1.04    $1.00       --      --
Accumulation unit value at end of period                                  $ 1.11   $1.10    $1.07    $1.04       --      --
Number of accumulation units outstanding at end of period (000 omitted)      927     861      792      241       --      --
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period                            $ 1.06   $0.98    $0.76    $0.91    $1.04   $1.00
Accumulation unit value at end of period                                  $ 1.14   $1.06    $0.98    $0.76    $0.91   $1.04
Number of accumulation units outstanding at end of period (000 omitted)       85     109       78       92       83      25
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (8/30/2002)
Accumulation unit value at beginning of period                            $ 1.33   $1.23    $0.96    $1.00       --      --
Accumulation unit value at end of period                                  $ 1.43   $1.33    $1.23    $0.96       --      --
Number of accumulation units outstanding at end of period (000 omitted)      567     267      152        3       --      --
EVERGREEN VA GROWTH FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $ 1.52   $1.35    $0.99    $1.00       --      --
Accumulation unit value at end of period                                  $ 1.60   $1.52    $1.35    $0.99       --      --
Number of accumulation units outstanding at end of period (000 omitted)      109      74       36        8       --      --
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $ 1.30   $1.21    $1.04    $1.00       --      --
Accumulation unit value at end of period                                  $ 1.30   $1.30    $1.21    $1.04       --      --
Number of accumulation units outstanding at end of period (000 omitted)      297     327      252       95       --      --
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 1 (12/8/2003)
Accumulation unit value at beginning of period                            $ 1.23   $1.05    $1.00       --       --      --
Accumulation unit value at end of period                                  $ 1.42   $1.23    $1.05       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)      142     109       57       --       --      --
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $ 1.42   $1.21    $0.93    $1.00       --      --
Accumulation unit value at end of period                                  $ 1.63   $1.42    $1.21    $0.93       --      --
Number of accumulation units outstanding at end of period (000 omitted)      333     336      225       31       --      --
EVERGREEN VA OMEGA FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period                            $ 0.75   $0.71    $0.51    $0.69    $0.82   $1.00
Accumulation unit value at end of period                                  $ 0.77   $0.75    $0.71    $0.51    $0.69   $0.82
Number of accumulation units outstanding at end of period (000 omitted)      264     332      414      338      422      97
EVERGREEN VA OMEGA FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $ 1.41   $1.33    $0.96    $1.00       --      --
Accumulation unit value at end of period                                  $ 1.45   $1.41    $1.33    $0.96       --      --
Number of accumulation units outstanding at end of period (000 omitted)      480     368      237       86       --      --
EVERGREEN VA SPECIAL VALUES FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period                            $ 1.81   $1.52    $1.19    $1.37    $1.17   $1.00
Accumulation unit value at end of period                                  $ 1.99   $1.81    $1.52    $1.19    $1.37   $1.17
Number of accumulation units outstanding at end of period (000 omitted)      362     382      371      346       69      10
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $ 1.45   $1.22    $0.95    $1.00       --      --
Accumulation unit value at end of period                                  $ 1.59   $1.45    $1.22    $0.95       --      --
Number of accumulation units outstanding at end of period (000 omitted)      696     581      380       75       --      --
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period                            $ 1.55   $1.45    $1.25    $1.09    $1.04   $1.00
Accumulation unit value at end of period                                  $ 1.53   $1.55    $1.45    $1.25    $1.09   $1.04
Number of accumulation units outstanding at end of period (000 omitted)      292     281      274      103       79      --
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $ 1.34   $1.25    $1.08    $1.00       --      --
Accumulation unit value at end of period                                  $ 1.31   $1.34    $1.25    $1.08       --      --
Number of accumulation units outstanding at end of period (000 omitted)      487     470      285       --       --      --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                            $ 1.10   $0.96    $0.76    $0.85    $0.97   $1.00
Accumulation unit value at end of period                                  $ 1.27   $1.10    $0.96    $0.76    $0.85   $0.97
Number of accumulation units outstanding at end of period (000 omitted)    1,030     993      957      633      232       4


--------------------------------------------------------------------------------
7 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                        2005     2004     2003    2002     2001    2000
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period                            $ 1.25   $ 1.10   $ 0.86   $1.00       --      --
Accumulation unit value at end of period                                  $ 1.44   $ 1.25   $ 1.10   $0.86       --      --
Number of accumulation units outstanding at end of period (000 omitted)    2,013    1,844    1,212     209       --      --
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period                            $ 1.00   $ 0.98   $ 0.75   $1.00       --      --
Accumulation unit value at end of period                                  $ 1.05   $ 1.00   $ 0.98   $0.75       --      --
Number of accumulation units outstanding at end of period (000 omitted)      135      139      127      18       --      --
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                            $ 1.01   $ 0.93   $ 0.74   $0.72    $0.83   $1.00
Accumulation unit value at end of period                                  $ 1.02   $ 1.01   $ 0.93   $0.74    $0.72   $0.83
Number of accumulation units outstanding at end of period (000 omitted)      219      215      204     114      104       4
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                            $ 1.75   $ 1.41   $ 1.03   $1.16    $1.21   $1.00
Accumulation unit value at end of period                                  $ 2.04   $ 1.75   $ 1.41   $1.03    $1.16   $1.21
Number of accumulation units outstanding at end of period (000 omitted)      667      728      693     699      468      23
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period                            $ 1.43   $ 1.16   $ 0.85   $1.00       --      --
Accumulation unit value at end of period                                  $ 1.68   $ 1.43   $ 1.16   $0.85       --      --
Number of accumulation units outstanding at end of period (000 omitted)      769      737      543      94       --      --
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period                            $ 1.20   $ 1.07   $ 0.75   $1.00       --      --
Accumulation unit value at end of period                                  $ 1.41   $ 1.20   $ 1.07   $0.75       --      --
Number of accumulation units outstanding at end of period (000 omitted)      108       64       53      23       --      --
FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period                            $ 1.64   $ 1.26   $ 0.93   $1.00       --      --
Accumulation unit value at end of period                                  $ 1.84   $ 1.64   $ 1.26   $0.93       --      --
Number of accumulation units outstanding at end of period (000 omitted)      125       99       68      14       --      --
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period                            $ 1.28   $ 1.05   $ 0.80   $1.00       --      --
Accumulation unit value at end of period                                  $ 1.38   $ 1.28   $ 1.05   $0.80       --      --
Number of accumulation units outstanding at end of period (000 omitted)      315      231      169      24       --      --
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (5/30/2000)
Accumulation unit value at beginning of period                            $ 0.80   $ 0.72   $ 0.53   $0.75    $0.90   $1.00
Accumulation unit value at end of period                                  $ 0.83   $ 0.80   $ 0.72   $0.53    $0.75   $0.90
Number of accumulation units outstanding at end of period (000 omitted)      916      978      712     656      312      52
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (5/30/2000)
Accumulation unit value at beginning of period                            $ 1.40   $ 1.25   $ 1.01   $1.16    $1.09   $1.00
Accumulation unit value at end of period                                  $ 1.53   $ 1.40   $ 1.25   $1.01    $1.16   $1.09
Number of accumulation units outstanding at end of period (000 omitted)    3,555    3,640    2,566     753       61      21
FTVIPT TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2 (5/30/2000)
Accumulation unit value at beginning of period                            $ 1.47   $ 1.19   $ 0.79   $0.80    $0.87   $1.00
Accumulation unit value at end of period                                  $ 1.85   $ 1.47   $ 1.19   $0.79    $0.80   $0.87
Number of accumulation units outstanding at end of period (000 omitted)       10        6       --       9        9      --
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (5/30/2000)
Accumulation unit value at beginning of period                            $ 1.05   $ 0.89   $ 0.68   $0.85    $1.02   $1.00
Accumulation unit value at end of period                                  $ 1.14   $ 1.05   $ 0.89   $0.68    $0.85   $1.02
Number of accumulation units outstanding at end of period (000 omitted)    1,113    1,058      734     513      324      22
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                            $ 0.66   $ 0.61   $ 0.50   $0.71    $0.95   $1.00
Accumulation unit value at end of period                                  $ 0.68   $ 0.66   $ 0.61   $0.50    $0.71   $0.95
Number of accumulation units outstanding at end of period (000 omitted)      500      482      515     421      326       3
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                            $ 0.89   $ 0.84   $ 0.64   $0.95    $1.01   $1.00
Accumulation unit value at end of period                                  $ 0.92   $ 0.89   $ 0.84   $0.64    $0.95   $1.01
Number of accumulation units outstanding at end of period (000 omitted)      474      495      388     165      115      27


--------------------------------------------------------------------------------
8 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                        2005     2004     2003     2002    2001    2000
---------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                            $ 1.31   $ 1.19   $ 1.04   $ 1.10   $1.12   $1.00
Accumulation unit value at end of period                                  $ 1.33   $ 1.31   $ 1.19   $ 1.04   $1.10   $1.12
Number of accumulation units outstanding at end of period (000 omitted)    3,188    2,934    2,457    1,585     792      45
MFS(R) UTILITIES SERIES - SERVICE CLASS (5/21/2002)
Accumulation unit value at beginning of period                            $ 1.51   $ 1.17   $ 0.87   $ 1.00      --      --
Accumulation unit value at end of period                                  $ 1.74   $ 1.51   $ 1.17   $ 0.87      --      --
Number of accumulation units outstanding at end of period (000 omitted)       98       53       40       --      --      --
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period                            $ 1.07   $ 1.01   $ 0.78   $ 1.00      --      --
Accumulation unit value at end of period                                  $ 1.11   $ 1.07   $ 1.01   $ 0.78      --      --
Number of accumulation units outstanding at end of period (000 omitted)      399      377      130        9      --      --
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period                            $ 1.28   $ 1.09   $ 0.77   $ 1.00      --      --
Accumulation unit value at end of period                                  $ 1.44   $ 1.28   $ 1.09   $ 0.77      --      --
Number of accumulation units outstanding at end of period (000 omitted)      391      303      154       25      --      --
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period                            $ 1.27   $ 1.18   $ 0.96   $ 1.00      --      --
Accumulation unit value at end of period                                  $ 1.28   $ 1.27   $ 1.18   $ 0.96      --      --
Number of accumulation units outstanding at end of period (000 omitted)      397      349      301       18      --      --
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period                            $ 1.34   $ 1.13   $ 0.79   $ 1.00      --      --
Accumulation unit value at end of period                                  $ 1.45   $ 1.34   $ 1.13   $ 0.79      --      --
Number of accumulation units outstanding at end of period (000 omitted)      220      170      121       33      --      --
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period                            $ 1.29   $ 1.20   $ 1.04   $ 1.00      --      --
Accumulation unit value at end of period                                  $ 1.31   $ 1.29   $ 1.20   $ 1.04      --      --
Number of accumulation units outstanding at end of period (000 omitted)    1,586    1,442      995       38      --      --
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (5/30/2000)
Accumulation unit value at beginning of period                            $ 1.10   $ 1.00   $ 0.79   $ 0.99   $1.07   $1.00
Accumulation unit value at end of period                                  $ 1.15   $ 1.10   $ 1.00   $ 0.79   $0.99   $1.07
Number of accumulation units outstanding at end of period (000 omitted)      383      455      530      379     287      --
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (8/30/2002)
Accumulation unit value at beginning of period                            $ 1.21   $ 1.14   $ 0.98   $ 1.00      --      --
Accumulation unit value at end of period                                  $ 1.36   $ 1.21   $ 1.14   $ 0.98      --      --
Number of accumulation units outstanding at end of period (000 omitted)       28       22       20       --      --      --
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (5/21/2002)
Accumulation unit value at beginning of period                            $ 1.17   $ 1.01   $ 0.80   $ 1.00      --      --
Accumulation unit value at end of period                                  $ 1.29   $ 1.17   $ 1.01   $ 0.80      --      --
Number of accumulation units outstanding at end of period (000 omitted)      350      360      178       33      --      --
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES (5/30/2000)
Accumulation unit value at beginning of period                            $ 0.68   $ 0.60   $ 0.46   $ 0.53   $0.76   $1.00
Accumulation unit value at end of period                                  $ 0.79   $ 0.68   $ 0.60   $ 0.46   $0.53   $0.76
Number of accumulation units outstanding at end of period (000 omitted)      250      217      209      232     199      63
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (5/21/2002)
Accumulation unit value at beginning of period                            $ 1.07   $ 1.00   $ 0.81   $ 1.00      --      --
Accumulation unit value at end of period                                  $ 1.11   $ 1.07   $ 1.00   $ 0.81      --      --
Number of accumulation units outstanding at end of period (000 omitted)        3        6        4        1      --      --
PUTNAM VT VISTA FUND - CLASS IB SHARES (5/30/2000)
Accumulation unit value at beginning of period                            $ 0.64   $ 0.55   $ 0.42   $ 0.60   $0.92   $1.00
Accumulation unit value at end of period                                  $ 0.71   $ 0.64   $ 0.55   $ 0.42   $0.60   $0.92
Number of accumulation units outstanding at end of period (000 omitted)      280      279      233      163     265      35
RIVERSOURCE(SM) VARIABLE PORTFOLIO - BALANCED FUND (5/30/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                            $ 0.97   $ 0.89   $ 0.75   $ 0.87   $0.98   $1.00
Accumulation unit value at end of period                                  $ 0.99   $ 0.97   $ 0.89   $ 0.75   $0.87   $0.98
Number of accumulation units outstanding at end of period (000 omitted)       73       48       49       39     116      --


--------------------------------------------------------------------------------
9 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                        2005     2004    2003     2002     2001    2000
---------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (5/30/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                            $ 1.05   $ 1.05   $1.06    $1.06    $1.03   $1.00
Accumulation unit value at end of period                                  $ 1.07   $ 1.05   $1.05    $1.06    $1.06   $1.03
Number of accumulation units outstanding at end of period (000 omitted)      695      691     813      697      554      53
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (5/21/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                            $ 1.11   $ 1.08   $1.04    $1.00       --      --
Accumulation unit value at end of period                                  $ 1.13   $ 1.11   $1.08    $1.04       --      --
Number of accumulation units outstanding at end of period (000 omitted)    1,133    1,115     572       63       --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (5/21/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                            $ 1.28   $ 1.10   $0.78    $1.00       --      --
Accumulation unit value at end of period                                  $ 1.44   $ 1.28   $1.10    $0.78       --      --
Number of accumulation units outstanding at end of period (000 omitted)      326      294     140       26       --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND (5/21/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                            $ 1.05   $ 0.98   $0.81    $1.00       --      --
Accumulation unit value at end of period                                  $ 1.13   $ 1.05   $0.98    $0.81       --      --
Number of accumulation units outstanding at end of period (000 omitted)       24       28      24       --       --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (8/30/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                            $ 1.33   $ 1.24   $1.02    $1.00       --      --
Accumulation unit value at end of period                                  $ 1.46   $ 1.33   $1.24    $1.02       --      --
Number of accumulation units outstanding at end of period (000 omitted)        1        1       1       --       --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (5/30/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                            $ 0.74   $ 0.72   $0.59    $0.76    $0.92   $1.00
Accumulation unit value at end of period                                  $ 0.74   $ 0.74   $0.72    $0.59    $0.76   $0.92
Number of accumulation units outstanding at end of period (000 omitted)      486      482     301       95       20      --

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP
 EQUITY FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (5/30/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                            $ 0.85   $ 0.78   $0.61    $0.80    $0.92   $1.00
Accumulation unit value at end of period                                  $ 0.88   $ 0.85   $0.78    $0.61    $0.80   $0.92
Number of accumulation units outstanding at end of period (000 omitted)      799      771     748      360      112       7
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (5/30/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                            $ 1.17   $ 1.17   $1.17    $1.11    $1.06   $1.00
Accumulation unit value at end of period                                  $ 1.18   $ 1.17   $1.17    $1.17    $1.11   $1.06
Number of accumulation units outstanding at end of period (000 omitted)      873      916     849      645       30      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (5/30/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                            $ 1.36   $ 1.16   $0.79    $0.96    $1.04   $1.00
Accumulation unit value at end of period                                  $ 1.41   $ 1.36   $1.16    $0.79    $0.96   $1.04
Number of accumulation units outstanding at end of period (000 omitted)       23       26      15       14        2       2
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (5/21/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                            $ 1.28   $ 1.08   $0.79    $1.00       --      --
Accumulation unit value at end of period                                  $ 1.34   $ 1.28   $1.08    $0.79       --      --
Number of accumulation units outstanding at end of period (000 omitted)       77       86      54       21       --      --
STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.28   $ 1.21   $1.00       --       --      --
Accumulation unit value at end of period                                  $ 1.25   $ 1.28   $1.21       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)        5        5      14       --       --      --


--------------------------------------------------------------------------------
10 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                       2005     2004     2003     2002     2001    2000
--------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                            $1.69    $1.43    $1.00       --      --      --
Accumulation unit value at end of period                                  $1.89    $1.69    $1.43       --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       3        1        1       --      --      --
STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND (1/29/2003)
Accumulation unit value at beginning of period                            $1.05    $1.01    $1.00       --      --      --
Accumulation unit value at end of period                                  $1.06    $1.05    $1.01       --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      12       13       13       --      --      --
STI CLASSIC VARIABLE TRUST LARGE CAP RELATIVE VALUE FUND (1/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST GROWTH AND INCOME FUND)
Accumulation unit value at beginning of period                            $1.46    $1.29    $1.00       --      --      --
Accumulation unit value at end of period                                  $1.57    $1.46    $1.29       --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      40       43       26       --      --      --
STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (1/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST VALUE INCOME STOCK FUND)
Accumulation unit value at beginning of period                            $1.44    $1.26    $1.00       --      --      --
Accumulation unit value at end of period                                  $1.48    $1.44    $1.26       --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      10        8        8       --      --      --
STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                            $1.52    $1.32    $1.00       --      --      --
Accumulation unit value at end of period                                  $1.72    $1.52    $1.32       --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       9       24        8       --      --      --
STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                            $1.73    $1.41    $1.00       --      --      --
Accumulation unit value at end of period                                  $1.92    $1.73    $1.41       --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      15       10       10       --      --      --
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning of period                            $1.48    $1.27    $0.98    $1.00      --      --
Accumulation unit value at end of period                                  $1.52    $1.48    $1.27    $0.98      --      --
Number of accumulation units outstanding at end of period (000 omitted)     144      139       57        1      --      --
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning of period                            $1.38    $1.22    $0.96    $1.00      --      --
Accumulation unit value at end of period                                  $1.49    $1.38    $1.22    $0.96      --      --
Number of accumulation units outstanding at end of period (000 omitted)     325      275       74        2      --      --
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES (8/30/2002)
Accumulation unit value at beginning of period                            $1.77    $1.31    $0.96    $1.00      --      --
Accumulation unit value at end of period                                  $2.05    $1.77    $1.31    $0.96      --      --
Number of accumulation units outstanding at end of period (000 omitted)      45       22       18       --      --      --


--------------------------------------------------------------------------------
11 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                        2005     2004     2003     2002     2001   2000
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (5/21/2002)
Accumulation unit value at beginning of period                            $ 1.10   $ 1.00   $ 0.76   $ 1.00       --     --
Accumulation unit value at end of period                                  $ 1.14   $ 1.10   $ 1.00   $ 0.76       --     --
Number of accumulation units outstanding at end of period (000 omitted)    4,260    4,314    3,443      711       --     --
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (5/30/2000)
Accumulation unit value at beginning of period                            $ 0.69   $ 0.65   $ 0.51   $ 0.68   $ 0.90  $1.00
Accumulation unit value at end of period                                  $ 0.74   $ 0.69   $ 0.65   $ 0.51   $ 0.68  $0.90
Number of accumulation units outstanding at end of period (000 omitted)    1,735    2,151    2,361    2,237    1,995    160
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (8/30/2002)
Accumulation unit value at beginning of period                            $ 1.30   $ 1.23   $ 0.97   $ 1.00       --     --
Accumulation unit value at end of period                                  $ 1.39   $ 1.30   $ 1.23   $ 0.97       --     --
Number of accumulation units outstanding at end of period (000 omitted)      148      150       97       26       --     --
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (5/21/2002)
Accumulation unit value at beginning of period                            $ 1.14   $ 1.00   $ 0.75   $ 1.00       --     --
Accumulation unit value at end of period                                  $ 1.23   $ 1.14   $ 1.00   $ 0.75       --     --
Number of accumulation units outstanding at end of period (000 omitted)      539      551      352       --       --     --
AIM V.I. DEMOGRAPHIC TRENDS FUND, SERIES I SHARES (5/30/2000)
Accumulation unit value at beginning of period                            $ 0.57   $ 0.53   $ 0.39   $ 0.58   $ 0.87  $1.00
Accumulation unit value at end of period                                  $ 0.60   $ 0.57   $ 0.53   $ 0.39   $ 0.58  $0.87
Number of accumulation units outstanding at end of period (000 omitted)      571      600      657      701      679    143
AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES* (5/30/2000)
Accumulation unit value at beginning of period                            $ 0.69   $ 0.66   $ 0.53   $ 0.77   $ 0.89  $1.00
Accumulation unit value at end of period                                  $ 0.72   $ 0.69   $ 0.66   $ 0.53   $ 0.77  $0.89
Number of accumulation units outstanding at end of period (000 omitted)    2,753    3,276    3,942    4,076    3,524    321

*AIM V. I. PREMIER EQUITY FUND, SERIES I SHARES MERGED INTO AIM V. I. CORE EQUITY FUND, SERIES I SHARES ON APRIL 28, 2006.

AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES* (5/21/2002)
Accumulation unit value at beginning of period                            $ 1.00   $ 0.96   $ 0.78   $ 1.00       --     --
Accumulation unit value at end of period                                  $ 1.04   $ 1.00   $ 0.96   $ 0.78       --     --
Number of accumulation units outstanding at end of period (000 omitted)      114      124       75       30       --     --

*AIM V. I. PREMIER EQUITY FUND, SERIES II SHARES MERGED INTO AIM V. I. CORE EQUITY FUND, SERIES II SHARES ON APRIL 28,
 2006.

ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (5/30/2000)
Accumulation unit value at beginning of period                            $ 0.44   $ 0.42   $ 0.29   $ 0.51   $ 0.69  $1.00
Accumulation unit value at end of period                                  $ 0.45   $ 0.44   $ 0.42   $ 0.29   $ 0.51  $0.69
Number of accumulation units outstanding at end of period (000 omitted)    2,154    2,520    2,760    1,530    1,387    216
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (5/30/2000)
Accumulation unit value at beginning of period                            $ 1.07   $ 0.97   $ 0.74   $ 0.96   $ 0.97  $1.00
Accumulation unit value at end of period                                  $ 1.10   $ 1.07   $ 0.97   $ 0.74   $ 0.96  $0.97
Number of accumulation units outstanding at end of period (000 omitted)    8,905    9,205    9,217    8,241    3,601     65
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (5/30/2000)
Accumulation unit value at beginning of period                            $ 0.58   $ 0.55   $ 0.45   $ 0.65   $ 0.80  $1.00
Accumulation unit value at end of period                                  $ 0.66   $ 0.58   $ 0.55   $ 0.45   $ 0.65  $0.80
Number of accumulation units outstanding at end of period (000 omitted)    4,232    4,505    4,990    4,459    3,531    438
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (5/21/2002)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                            $ 1.15   $ 1.06   $ 0.91   $ 1.00       --     --
Accumulation unit value at end of period                                  $ 1.17   $ 1.15   $ 1.06   $ 0.91       --     --
Number of accumulation units outstanding at end of period (000 omitted)      469      424      284       41       --     --
EVERGREEN VA BALANCED FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $ 1.20   $ 1.14   $ 1.00   $ 1.00       --     --
Accumulation unit value at end of period                                  $ 1.24   $ 1.20   $ 1.14   $ 1.00       --     --
Number of accumulation units outstanding at end of period (000 omitted)      251      315      259      132       --     --
EVERGREEN VA CORE BOND FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $ 1.09   $ 1.06   $ 1.04   $ 1.00       --     --
Accumulation unit value at end of period                                  $ 1.10   $ 1.09   $ 1.06   $ 1.04       --     --
Number of accumulation units outstanding at end of period (000 omitted)    3,419    3,566    2,882      892       --     --


--------------------------------------------------------------------------------
12 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                        2005     2004     2003     2002     2001   2000
---------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period                            $ 1.05   $ 0.98   $ 0.76   $ 0.91   $ 1.04  $1.00
Accumulation unit value at end of period                                  $ 1.14   $ 1.05   $ 0.98   $ 0.76   $ 0.91  $1.04
Number of accumulation units outstanding at end of period (000 omitted)      679      408      271      297      153     18
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (8/30/2002)
Accumulation unit value at beginning of period                            $ 1.33   $ 1.23   $ 0.96   $ 1.00       --     --
Accumulation unit value at end of period                                  $ 1.43   $ 1.33   $ 1.23   $ 0.96       --     --
Number of accumulation units outstanding at end of period (000 omitted)    2,926    1,803    1,600       35       --     --
EVERGREEN VA GROWTH FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $ 1.52   $ 1.35   $ 0.99   $ 1.00       --     --
Accumulation unit value at end of period                                  $ 1.60   $ 1.52   $ 1.35   $ 0.99       --     --
Number of accumulation units outstanding at end of period (000 omitted)    1,059      819      723      173       --     --
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $ 1.30   $ 1.21   $ 1.04   $ 1.00       --     --
Accumulation unit value at end of period                                  $ 1.30   $ 1.30   $ 1.21   $ 1.04       --     --
Number of accumulation units outstanding at end of period (000 omitted)    1,584    1,819    1,612      202       --     --
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 1 (12/8/2003)
Accumulation unit value at beginning of period                            $ 1.23   $ 1.05   $ 1.00       --       --     --
Accumulation unit value at end of period                                  $ 1.41   $ 1.23   $ 1.05       --       --     --
Number of accumulation units outstanding at end of period (000 omitted)      759      526      478       --       --     --
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $ 1.42   $ 1.21   $ 0.93   $ 1.00       --     --
Accumulation unit value at end of period                                  $ 1.62   $ 1.42   $ 1.21   $ 0.93       --     --
Number of accumulation units outstanding at end of period (000 omitted)    2,146    2,277    2,026      213       --     --
EVERGREEN VA OMEGA FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period                            $ 0.75   $ 0.70   $ 0.51   $ 0.69   $ 0.82  $1.00
Accumulation unit value at end of period                                  $ 0.77   $ 0.75   $ 0.70   $ 0.51   $ 0.69  $0.82
Number of accumulation units outstanding at end of period (000 omitted)    1,982    2,283    2,326    2,140    1,855    280
EVERGREEN VA OMEGA FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $ 1.41   $ 1.33   $ 0.96   $ 1.00       --     --
Accumulation unit value at end of period                                  $ 1.44   $ 1.41   $ 1.33   $ 0.96       --     --
Number of accumulation units outstanding at end of period (000 omitted)    2,135    2,300    1,894      351       --     --
EVERGREEN VA SPECIAL VALUES FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period                            $ 1.80   $ 1.52   $ 1.18   $ 1.37   $ 1.17  $1.00
Accumulation unit value at end of period                                  $ 1.98   $ 1.80   $ 1.52   $ 1.18   $ 1.37  $1.17
Number of accumulation units outstanding at end of period (000 omitted)    2,067    2,101    2,071    1,930      481     33
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $ 1.45   $ 1.22   $ 0.95   $ 1.00       --     --
Accumulation unit value at end of period                                  $ 1.58   $ 1.45   $ 1.22   $ 0.95       --     --
Number of accumulation units outstanding at end of period (000 omitted)    2,457    2,527    1,817      482       --     --
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period                            $ 1.55   $ 1.44   $ 1.25   $ 1.09   $ 1.04  $1.00
Accumulation unit value at end of period                                  $ 1.52   $ 1.55   $ 1.44   $ 1.25   $ 1.09  $1.04
Number of accumulation units outstanding at end of period (000 omitted)    1,720    1,543    1,496    1,118    1,187      8
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $ 1.34   $ 1.25   $ 1.08   $ 1.00       --     --
Accumulation unit value at end of period                                  $ 1.31   $ 1.34   $ 1.25   $ 1.08       --     --
Number of accumulation units outstanding at end of period (000 omitted)    2,010    2,081    1,184      137       --     --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                            $ 1.10   $ 0.96   $ 0.76   $ 0.84   $ 0.97  $1.00
Accumulation unit value at end of period                                  $ 1.27   $ 1.10   $ 0.96   $ 0.76   $ 0.84  $0.97
Number of accumulation units outstanding at end of period (000 omitted)    6,143    6,012    5,522    4,717    2,028    189
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period                            $ 1.25   $ 1.09   $ 0.86   $ 1.00       --     --
Accumulation unit value at end of period                                  $ 1.44   $ 1.25   $ 1.09   $ 0.86       --     --
Number of accumulation units outstanding at end of period (000 omitted)    9,289    9,448    6,450      740       --     --


--------------------------------------------------------------------------------
13 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                        2005      2004     2003    2002     2001   2000
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period                            $  1.00  $  0.98  $  0.75  $ 1.00       --     --
Accumulation unit value at end of period                                  $  1.04  $  1.00  $  0.98  $ 0.75       --     --
Number of accumulation units outstanding at end of period (000 omitted)     1,173    1,153      947     108       --     --
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                            $  1.00  $  0.92  $  0.74  $ 0.72   $ 0.82  $1.00
Accumulation unit value at end of period                                  $  1.02  $  1.00  $  0.92  $ 0.74   $ 0.72  $0.82
Number of accumulation units outstanding at end of period (000 omitted)     1,115    1,549    1,592   1,089      793     27
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                            $  1.74  $  1.41  $  1.03  $ 1.15   $ 1.21  $1.00
Accumulation unit value at end of period                                  $  2.03  $  1.74  $  1.41  $ 1.03   $ 1.15  $1.21
Number of accumulation units outstanding at end of period (000 omitted)     3,999    4,304    4,411   4,180    2,134    134
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period                            $  1.43  $  1.16  $  0.85  $ 1.00       --     --
Accumulation unit value at end of period                                  $  1.67  $  1.43  $  1.16  $ 0.85       --     --
Number of accumulation units outstanding at end of period (000 omitted)     5,058    5,311    4,116     773       --     --
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period                            $  1.19  $  1.07  $  0.75  $ 1.00       --     --
Accumulation unit value at end of period                                  $  1.40  $  1.19  $  1.07  $ 0.75       --     --
Number of accumulation units outstanding at end of period (000 omitted)       312      267      147      20       --     --
FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period                            $  1.63  $  1.25  $  0.93  $ 1.00       --     --
Accumulation unit value at end of period                                  $  1.83  $  1.63  $  1.25  $ 0.93       --     --
Number of accumulation units outstanding at end of period (000 omitted)       436      501      490      35       --     --
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period                            $  1.28  $  1.04  $  0.80  $ 1.00       --     --
Accumulation unit value at end of period                                  $  1.38  $  1.28  $  1.04  $ 0.80       --     --
Number of accumulation units outstanding at end of period (000 omitted)     1,645    1,681    1,294     127       --     --
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (5/30/2000)
Accumulation unit value at beginning of period                            $  0.80  $  0.72  $  0.53  $ 0.75   $ 0.90  $1.00
Accumulation unit value at end of period                                  $  0.82  $  0.80  $  0.72  $ 0.53   $ 0.75  $0.90
Number of accumulation units outstanding at end of period (000 omitted)     5,648    5,959    5,563   4,074    2,165    202
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (5/30/2000)
Accumulation unit value at beginning of period                            $  1.39  $  1.25  $  1.01  $ 1.16   $ 1.09  $1.00
Accumulation unit value at end of period                                  $  1.52  $  1.39  $  1.25  $ 1.01   $ 1.16  $1.09
Number of accumulation units outstanding at end of period (000 omitted)    15,625   16,295   13,976   5,681    1,321      7
FTVIPT TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2 (5/30/2000)
Accumulation unit value at beginning of period                            $  1.46  $  1.19  $  0.78  $ 0.79   $ 0.87  $1.00
Accumulation unit value at end of period                                  $  1.84  $  1.46  $  1.19  $ 0.78   $ 0.79  $0.87
Number of accumulation units outstanding at end of period (000 omitted)       326      284      123      94       41      2
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (5/30/2000)
Accumulation unit value at beginning of period                            $  1.04  $  0.89  $  0.68  $ 0.85   $ 1.02  $1.00
Accumulation unit value at end of period                                  $  1.14  $  1.04  $  0.89  $ 0.68   $ 0.85  $1.02
Number of accumulation units outstanding at end of period (000 omitted)     5,619    5,752    4,506   2,059      887     --
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                            $  0.66  $  0.61  $  0.50  $ 0.70   $ 0.95  $1.00
Accumulation unit value at end of period                                  $  0.68  $  0.66  $  0.61  $ 0.50   $ 0.70  $0.95
Number of accumulation units outstanding at end of period (000 omitted)     2,785    3,563    3,620   3,137    2,288     71
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                            $  0.88  $  0.84  $  0.64  $ 0.95   $ 1.01  $1.00
Accumulation unit value at end of period                                  $  0.92  $  0.88  $  0.84  $ 0.64   $ 0.95  $1.01
Number of accumulation units outstanding at end of period (000 omitted)     1,655    1,701    1,414     569      317      7
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                            $  1.30  $  1.18  $  1.03  $ 1.10   $ 1.12  $1.00
Accumulation unit value at end of period                                  $  1.32  $  1.30  $  1.18  $ 1.03   $ 1.10  $1.12
Number of accumulation units outstanding at end of period (000 omitted)    15,007   15,297   13,127   7,687    3,440     86


--------------------------------------------------------------------------------
14 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                        2005     2004     2003     2002     2001   2000
---------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (5/21/2002)
Accumulation unit value at beginning of period                            $ 1.51   $ 1.17   $ 0.87   $ 1.00       --     --
Accumulation unit value at end of period                                  $ 1.74   $ 1.51   $ 1.17   $ 0.87       --     --
Number of accumulation units outstanding at end of period (000 omitted)      485      495      284       23       --     --
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period                            $ 1.07   $ 1.01   $ 0.78   $ 1.00       --     --
Accumulation unit value at end of period                                  $ 1.11   $ 1.07   $ 1.01   $ 0.78       --     --
Number of accumulation units outstanding at end of period (000 omitted)    2,346    2,277    1,433      141       --     --
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period                            $ 1.27   $ 1.08   $ 0.77   $ 1.00       --     --
Accumulation unit value at end of period                                  $ 1.44   $ 1.27   $ 1.08   $ 0.77       --     --
Number of accumulation units outstanding at end of period (000 omitted)    1,086    1,182      786      123       --     --
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period                            $ 1.26   $ 1.18   $ 0.96   $ 1.00       --     --
Accumulation unit value at end of period                                  $ 1.28   $ 1.26   $ 1.18   $ 0.96       --     --
Number of accumulation units outstanding at end of period (000 omitted)    1,086    1,075      922      136       --     --
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period                            $ 1.34   $ 1.13   $ 0.79   $ 1.00       --     --
Accumulation unit value at end of period                                  $ 1.45   $ 1.34   $ 1.13   $ 0.79       --     --
Number of accumulation units outstanding at end of period (000 omitted)    1,280    1,417    1,150      199       --     --
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period                            $ 1.29   $ 1.20   $ 1.04   $ 1.00       --     --
Accumulation unit value at end of period                                  $ 1.30   $ 1.29   $ 1.20   $ 1.04       --     --
Number of accumulation units outstanding at end of period (000 omitted)    3,793    3,633    2,551      161       --     --
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (5/30/2000)
Accumulation unit value at beginning of period                            $ 1.10   $ 1.00   $ 0.79   $ 0.99   $ 1.07  $1.00
Accumulation unit value at end of period                                  $ 1.14   $ 1.10   $ 1.00   $ 0.79   $ 0.99  $1.07
Number of accumulation units outstanding at end of period (000 omitted)    2,381    2,608    2,620    1,991    1,166     31
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (8/30/2002)
Accumulation unit value at beginning of period                            $ 1.21   $ 1.14   $ 0.98   $ 1.00       --     --
Accumulation unit value at end of period                                  $ 1.35   $ 1.21   $ 1.14   $ 0.98       --     --
Number of accumulation units outstanding at end of period (000 omitted)      400      428      307       31       --     --
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (5/21/2002)
Accumulation unit value at beginning of period                            $ 1.16   $ 1.01   $ 0.80   $ 1.00       --     --
Accumulation unit value at end of period                                  $ 1.29   $ 1.16   $ 1.01   $ 0.80       --     --
Number of accumulation units outstanding at end of period (000 omitted)    2,017    2,126    1,817      436       --     --
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES (5/30/2000)
Accumulation unit value at beginning of period                            $ 0.67   $ 0.60   $ 0.46   $ 0.53   $ 0.76  $1.00
Accumulation unit value at end of period                                  $ 0.79   $ 0.67   $ 0.60   $ 0.46   $ 0.53  $0.76
Number of accumulation units outstanding at end of period (000 omitted)      814      878      927      895    1,015     86
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (5/21/2002)
Accumulation unit value at beginning of period                            $ 1.06   $ 1.00   $ 0.81   $ 1.00       --     --
Accumulation unit value at end of period                                  $ 1.11   $ 1.06   $ 1.00   $ 0.81       --     --
Number of accumulation units outstanding at end of period (000 omitted)      147      146      147       57       --     --
PUTNAM VT VISTA FUND - CLASS IB SHARES (5/30/2000)
Accumulation unit value at beginning of period                            $ 0.64   $ 0.55   $ 0.41   $ 0.60   $ 0.92  $1.00
Accumulation unit value at end of period                                  $ 0.71   $ 0.64   $ 0.55   $ 0.41   $ 0.60  $0.92
Number of accumulation units outstanding at end of period (000 omitted)    1,945    2,276    2,615    2,476    2,325    216
RIVERSOURCE(SM) VARIABLE PORTFOLIO - BALANCED FUND (5/30/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                            $ 0.96   $ 0.89   $ 0.75   $ 0.87   $ 0.98  $1.00
Accumulation unit value at end of period                                  $ 0.99   $ 0.96   $ 0.89   $ 0.75   $ 0.87  $0.98
Number of accumulation units outstanding at end of period (000 omitted)      607      710      872      906      682     40


--------------------------------------------------------------------------------
15 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                        2005     2004     2003     2002     2001   2000
---------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (5/30/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                            $ 1.00   $ 1.01   $ 1.01   $ 1.01   $ 1.00  $1.00
Accumulation unit value at end of period                                  $ 1.02   $ 1.00   $ 1.01   $ 1.01   $ 1.01  $1.00
Number of accumulation units outstanding at end of period (000 omitted)    2,618    2,964    3,701    2,933    2,828     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (5/21/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                            $ 1.11   $ 1.08   $ 1.04   $ 1.00       --     --
Accumulation unit value at end of period                                  $ 1.12   $ 1.11   $ 1.08   $ 1.04       --     --
Number of accumulation units outstanding at end of period (000 omitted)    3,290    3,256    2,381      215       --     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (5/21/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                            $ 1.28   $ 1.09   $ 0.78   $ 1.00       --     --
Accumulation unit value at end of period                                  $ 1.44   $ 1.28   $ 1.09   $ 0.78       --     --
Number of accumulation units outstanding at end of period (000 omitted)    1,713    1,639    1,367      187       --     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND (5/21/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                            $ 1.05   $ 0.98   $ 0.81   $ 1.00       --     --
Accumulation unit value at end of period                                  $ 1.12   $ 1.05   $ 0.98   $ 0.81       --     --
Number of accumulation units outstanding at end of period (000 omitted)       48       58       67        9       --     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (8/30/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                            $ 1.33   $ 1.23   $ 1.02   $ 1.00       --     --
Accumulation unit value at end of period                                  $ 1.45   $ 1.33   $ 1.23   $ 1.02       --     --
Number of accumulation units outstanding at end of period (000 omitted)       44       46       27        9       --     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (5/30/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                            $ 0.74   $ 0.72   $ 0.59   $ 0.76   $ 0.92  $1.00
Accumulation unit value at end of period                                  $ 0.74   $ 0.74   $ 0.72   $ 0.59   $ 0.76  $0.92
Number of accumulation units outstanding at end of period (000 omitted)    3,156    3,126    2,693      704       81     --

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP
 EQUITY FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (5/30/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                            $ 0.85   $ 0.78   $ 0.61   $ 0.80   $ 0.92  $1.00
Accumulation unit value at end of period                                  $ 0.87   $ 0.85   $ 0.78   $ 0.61   $ 0.80  $0.92
Number of accumulation units outstanding at end of period (000 omitted)    5,214    5,633    5,260    3,995    1,567      2
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (5/30/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                            $ 1.16   $ 1.16   $ 1.16   $ 1.10   $ 1.05  $1.00
Accumulation unit value at end of period                                  $ 1.16   $ 1.16   $ 1.16   $ 1.16   $ 1.10  $1.05
Number of accumulation units outstanding at end of period (000 omitted)    4,579    4,914    5,238    5,336    2,495     25
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (5/30/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                            $ 1.35   $ 1.15   $ 0.79   $ 0.96   $ 1.04  $1.00
Accumulation unit value at end of period                                  $ 1.40   $ 1.35   $ 1.15   $ 0.79   $ 0.96  $1.04
Number of accumulation units outstanding at end of period (000 omitted)      348      340      363      191       63     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (5/21/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                            $ 1.28   $ 1.07   $ 0.79   $ 1.00       --     --
Accumulation unit value at end of period                                  $ 1.33   $ 1.28   $ 1.07   $ 0.79       --     --
Number of accumulation units outstanding at end of period (000 omitted)      534      638      535       67       --     --
STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.27   $ 1.21   $ 1.00       --       --     --
Accumulation unit value at end of period                                  $ 1.25   $ 1.27   $ 1.21       --       --     --
Number of accumulation units outstanding at end of period (000 omitted)       11       11       30       --       --     --


--------------------------------------------------------------------------------
16 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                        2005     2004     2003    2002     2001    2000
--------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.69   $ 1.43   $ 1.00      --      --      --
Accumulation unit value at end of period                                  $ 1.89   $ 1.69   $ 1.43      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        8        8        7      --      --      --
STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.05   $ 1.02   $ 1.00      --      --      --
Accumulation unit value at end of period                                  $ 1.06   $ 1.05   $ 1.02      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       25       34       37      --      --      --
STI CLASSIC VARIABLE TRUST LARGE CAP RELATIVE VALUE FUND (1/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST GROWTH AND INCOME FUND)
Accumulation unit value at beginning of period                            $ 1.45   $ 1.28   $ 1.00      --      --      --
Accumulation unit value at end of period                                  $ 1.57   $ 1.45   $ 1.28      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       31       17       37      --      --      --
STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (1/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST VALUE INCOME STOCK FUND)
Accumulation unit value at beginning of period                            $ 1.44   $ 1.27   $ 1.00      --      --      --
Accumulation unit value at end of period                                  $ 1.48   $ 1.44   $ 1.27      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        5        5        5      --      --      --
STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.52   $ 1.31   $ 1.00      --      --      --
Accumulation unit value at end of period                                  $ 1.72   $ 1.52   $ 1.31      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        3        3        3      --      --      --
STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.73   $ 1.41   $ 1.00      --      --      --
Accumulation unit value at end of period                                  $ 1.91   $ 1.73   $ 1.41      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       11       25       27      --      --      --
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning of period                            $ 1.47   $ 1.27   $ 0.98   $1.00      --      --
Accumulation unit value at end of period                                  $ 1.52   $ 1.47   $ 1.27   $0.98      --      --
Number of accumulation units outstanding at end of period (000 omitted)    1,856    1,952    1,369     203      --      --
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning of period                            $ 1.37   $ 1.22   $ 0.96   $1.00      --      --
Accumulation unit value at end of period                                  $ 1.49   $ 1.37   $ 1.22   $0.96      --      --
Number of accumulation units outstanding at end of period (000 omitted)    1,039    1,057      734      43      --      --
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES (8/30/2002)
Accumulation unit value at beginning of period                            $ 1.76   $ 1.31   $ 0.96   $1.00      --      --
Accumulation unit value at end of period                                  $ 2.04   $ 1.76   $ 1.31   $0.96      --      --
Number of accumulation units outstanding at end of period (000 omitted)      266      216      178      57      --      --


--------------------------------------------------------------------------------
17 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                        2005     2004    2003    2002    2001    2000    1999
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.08   $ 1.00      --      --      --      --      --
Accumulation unit value at end of period                                  $ 1.12   $ 1.08      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)    1,109      610      --      --      --      --      --
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (11/11/1999)
Accumulation unit value at beginning of period                            $ 0.85   $ 0.81   $0.63   $0.84   $1.11   $1.26   $1.00
Accumulation unit value at end of period                                  $ 0.92   $ 0.85   $0.81   $0.63   $0.84   $1.11   $1.26
Number of accumulation units outstanding at end of period (000 omitted)      129      140     150     131      78      29      --
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.07   $ 1.00      --      --      --      --      --
Accumulation unit value at end of period                                  $ 1.15   $ 1.07      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       --       --      --      --      --      --      --
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.11   $ 1.00      --      --      --      --      --
Accumulation unit value at end of period                                  $ 1.20   $ 1.11      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       --       --      --      --      --      --      --
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.08   $ 1.00      --      --      --      --      --
Accumulation unit value at end of period                                  $ 1.15   $ 1.08      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      323      187      --      --      --      --      --
AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES* (11/11/1999)
Accumulation unit value at beginning of period                            $ 0.72   $ 0.69   $0.56   $0.81   $0.94   $1.11   $1.00
Accumulation unit value at end of period                                  $ 0.75   $ 0.72   $0.69   $0.56   $0.81   $0.94   $1.11
Number of accumulation units outstanding at end of period (000 omitted)      372      408     405     422     274      --      --

*AIM V. I. PREMIER EQUITY FUND, SERIES I SHARES MERGED INTO AIM V. I. CORE EQUITY FUND, SERIES I SHARES ON APRIL 28, 2006.

ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.08   $ 1.00      --      --      --      --      --
Accumulation unit value at end of period                                  $ 1.12   $ 1.08      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        4        4      --      --      --      --      --
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.20   $ 1.00      --      --      --      --      --
Accumulation unit value at end of period                                  $ 1.38   $ 1.20      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)    2,505      620      --      --      --      --      --
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (4/30/2004)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                            $ 1.07   $ 1.00      --      --      --      --      --
Accumulation unit value at end of period                                  $ 1.10   $ 1.07      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       18       --      --      --      --      --      --
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.06   $ 1.00      --      --      --      --      --
Accumulation unit value at end of period                                  $ 1.06   $ 1.06      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)    5,789    1,416      --      --      --      --      --
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.12   $ 1.00      --      --      --      --      --
Accumulation unit value at end of period                                  $ 1.25   $ 1.12      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       --       --      --      --      --      --      --
AMERICAN CENTURY VP ULTRA(R), CLASS II (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.07   $ 1.00      --      --      --      --      --
Accumulation unit value at end of period                                  $ 1.07   $ 1.07      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)    1,738      450      --      --      --      --      --
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.09   $ 1.00      --      --      --      --      --
Accumulation unit value at end of period                                  $ 1.13   $ 1.09      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        2        2      --      --      --      --      --


--------------------------------------------------------------------------------
18 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                        2005    2004    2003    2002    2001    2000    1999
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
(PREVIOUSLY COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B)
Accumulation unit value at beginning of period                            $ 1.17   $1.00      --      --      --      --      --
Accumulation unit value at end of period                                  $ 1.22   $1.17      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       --      --      --      --      --      --      --
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS A* (10/23/2000)
Accumulation unit value at beginning of period                            $ 1.28   $1.21   $1.08   $1.07   $1.02   $1.00      --
Accumulation unit value at end of period                                  $ 1.29   $1.28   $1.21   $1.08   $1.07   $1.02      --
Number of accumulation units outstanding at end of period (000 omitted)       84      91      98     112      72      --      --

*COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS A MERGED INTO NATIONS HIGH YIELD BOND PORTFOLIO ON APRIL 28, 2006. ON MAY 1,
 2006, NATIONS HIGH YIELD BOND PORTFOLIO CHANGED ITS NAME TO COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS A.

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B* (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.05   $1.00      --      --      --      --      --
Accumulation unit value at end of period                                  $ 1.06   $1.05      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)    1,137     404      --      --      --      --      --

*COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B MERGED INTO NATIONS HIGH YIELD BOND PORTFOLIO ON APRIL 28, 2006. ON MAY 1,
 2006, NATIONS HIGH YIELD BOND PORTFOLIO CHANGED ITS NAME TO COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B.

COLUMBIA LARGE CAP GROWTH FUND, VARIABLE SERIES, CLASS A (2/25/2005)
Accumulation unit value at beginning of period                            $ 1.00      --      --      --      --      --      --
Accumulation unit value at end of period                                  $ 1.04      --      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      692      --      --      --      --      --      --
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.13   $1.00      --      --      --      --      --
Accumulation unit value at end of period                                  $ 1.22   $1.13      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       --      --      --      --      --      --      --
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.03   $1.00      --      --      --      --      --
Accumulation unit value at end of period                                  $ 1.06   $1.03      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      864     204      --      --      --      --      --
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.03   $1.00      --      --      --      --      --
Accumulation unit value at end of period                                  $ 1.06   $1.03      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       14      14      --      --      --      --      --
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.14   $1.00      --      --      --      --      --
Accumulation unit value at end of period                                  $ 1.26   $1.14      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       --      --      --      --      --      --      --
EVERGREEN VA CORE BOND FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.03   $1.00      --      --      --      --      --
Accumulation unit value at end of period                                  $ 1.04   $1.03      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)    2,006     488      --      --      --      --      --
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.09   $1.00      --      --      --      --      --
Accumulation unit value at end of period                                  $ 1.18   $1.09      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       --      --      --      --      --      --      --
EVERGREEN VA GROWTH FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.12   $1.00      --      --      --      --      --
Accumulation unit value at end of period                                  $ 1.18   $1.12      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      502      10      --      --      --      --      --
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.06   $1.00      --      --      --      --      --
Accumulation unit value at end of period                                  $ 1.06   $1.06      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)    1,319     315      --      --      --      --      --
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.15   $1.00      --      --      --      --      --
Accumulation unit value at end of period                                  $ 1.32   $1.15      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      652       5      --      --      --      --      --


--------------------------------------------------------------------------------
19 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                        2005     2004    2003    2002    2001    2000    1999
---------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.05   $ 1.00      --      --      --      --      --
Accumulation unit value at end of period                                  $ 1.07   $ 1.05      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)    1,365      279      --      --      --      --      --
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.15   $ 1.00      --      --      --      --      --
Accumulation unit value at end of period                                  $ 1.25   $ 1.15      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       33       18      --      --      --      --      --
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.09   $ 1.00      --      --      --      --      --
Accumulation unit value at end of period                                  $ 1.07   $ 1.09      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)    1,898      508      --      --      --      --      --
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS (11/11/1999)
Accumulation unit value at beginning of period                            $ 1.02   $ 0.98   $0.84   $0.93   $0.96   $1.02   $1.00
Accumulation unit value at end of period                                  $ 1.07   $ 1.02   $0.98   $0.84   $0.93   $0.96   $1.02
Number of accumulation units outstanding at end of period (000 omitted)       50       55      65      68      59      --      --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.11   $ 1.00      --      --      --      --      --
Accumulation unit value at end of period                                  $ 1.28   $ 1.11      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)    5,857    1,194      --      --      --      --      --
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (11/11/1999)
Accumulation unit value at beginning of period                            $ 0.93   $ 0.89   $0.72   $0.88   $0.98   $1.03   $1.00
Accumulation unit value at end of period                                  $ 0.98   $ 0.93   $0.89   $0.72   $0.88   $0.98   $1.03
Number of accumulation units outstanding at end of period (000 omitted)      198      181     157     145      90       3      --
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS (11/11/1999)
Accumulation unit value at beginning of period                            $ 0.77   $ 0.75   $0.57   $0.83   $1.02   $1.16   $1.00
Accumulation unit value at end of period                                  $ 0.80   $ 0.77   $0.75   $0.57   $0.83   $1.02   $1.16
Number of accumulation units outstanding at end of period (000 omitted)      117      108     191     159     152     129      --
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.03   $ 1.00      --      --      --      --      --
Accumulation unit value at end of period                                  $ 1.08   $ 1.03      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       --       --      --      --      --      --      --
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.04   $ 1.00      --      --      --      --      --
Accumulation unit value at end of period                                  $ 1.04   $ 1.04      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)    2,391      560      --      --      --      --      --
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (11/11/1999)
Accumulation unit value at beginning of period                            $ 2.35   $ 1.90   $1.39   $1.56   $1.63   $1.24   $1.00
Accumulation unit value at end of period                                  $ 2.74   $ 2.35   $1.90   $1.39   $1.56   $1.63   $1.24
Number of accumulation units outstanding at end of period (000 omitted)      226      250     268     298     202      11      --
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.22   $ 1.00      --      --      --      --      --
Accumulation unit value at end of period                                  $ 1.42   $ 1.22      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      715        1      --      --      --      --      --
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.10   $ 1.00      --      --      --      --      --
Accumulation unit value at end of period                                  $ 1.30   $ 1.10      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)    1,107      628      --      --      --      --      --
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.13   $ 1.00      --      --      --      --      --
Accumulation unit value at end of period                                  $ 1.13   $ 1.13      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      374      300      --      --      --      --      --
FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.35   $ 1.00      --      --      --      --      --
Accumulation unit value at end of period                                  $ 1.52   $ 1.35      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       11        2      --      --      --      --      --


--------------------------------------------------------------------------------
20 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                        2005     2004    2003    2002    2001    2000    1999
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.10   $1.00      --      --      --      --      --
Accumulation unit value at end of period                                  $ 1.12   $1.10      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       24       2      --      --      --      --      --
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/11/1999)
Accumulation unit value at beginning of period                            $ 2.08   $1.70   $1.30   $1.45   $1.29   $1.04   $1.00
Accumulation unit value at end of period                                  $ 2.24   $2.08   $1.70   $1.30   $1.45   $1.29   $1.04
Number of accumulation units outstanding at end of period (000 omitted)       --      --      --      --      --      --      --
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/11/1999)
Accumulation unit value at beginning of period                            $ 1.07   $0.97   $0.71   $1.01   $1.21   $1.43   $1.00
Accumulation unit value at end of period                                  $ 1.11   $1.07   $0.97   $0.71   $1.01   $1.21   $1.43
Number of accumulation units outstanding at end of period (000 omitted)      465     481     495     546     261      21      --
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/11/1999)
Accumulation unit value at beginning of period                            $ 1.47   $1.32   $1.07   $1.22   $1.16   $1.03   $1.00
Accumulation unit value at end of period                                  $ 1.61   $1.47   $1.32   $1.07   $1.22   $1.16   $1.03
Number of accumulation units outstanding at end of period (000 omitted)      655     587     281     285      63       5      --
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (11/11/1999)
Accumulation unit value at beginning of period                            $ 1.11   $0.95   $0.73   $0.90   $1.09   $1.13   $1.00
Accumulation unit value at end of period                                  $ 1.21   $1.11   $0.95   $0.73   $0.90   $1.09   $1.13
Number of accumulation units outstanding at end of period (000 omitted)      122      97     102      89      29      12      --
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.16   $1.00      --      --      --      --      --
Accumulation unit value at end of period                                  $ 1.12   $1.16      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)    2,190     575      --      --      --      --      --
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.13   $1.00      --      --      --      --      --
Accumulation unit value at end of period                                  $ 1.21   $1.13      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      118      44      --      --      --      --      --
GOLDMAN SACHS VIT MID CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.20   $1.00      --      --      --      --      --
Accumulation unit value at end of period                                  $ 1.34   $1.20      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)    1,915     505      --      --      --      --      --
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (10/23/2000)
Accumulation unit value at beginning of period                            $ 0.38   $0.38   $0.26   $0.45   $0.72   $1.00      --
Accumulation unit value at end of period                                  $ 0.42   $0.38   $0.38   $0.26   $0.45   $0.72      --
Number of accumulation units outstanding at end of period (000 omitted)       82      84      88      89      27      --      --
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (10/23/2000)
Accumulation unit value at beginning of period                            $ 0.62   $0.61   $0.47   $0.64   $0.87   $1.00      --
Accumulation unit value at end of period                                  $ 0.64   $0.62   $0.61   $0.47   $0.64   $0.87      --
Number of accumulation units outstanding at end of period (000 omitted)      148     194     221     283     239      --      --
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES (10/23/2000)
Accumulation unit value at beginning of period                            $ 0.51   $0.43   $0.32   $0.46   $0.76   $1.00      --
Accumulation unit value at end of period                                  $ 0.57   $0.51   $0.43   $0.32   $0.46   $0.76      --
Number of accumulation units outstanding at end of period (000 omitted)      327     331     345     312     188      --      --
COLUMBIA ASSET ALLOCATION FUND, VARIABLE SERIES, CLASS A (4/7/2003)
(PREVIOUSLY LIBERTY ASSET ALLOCATION FUND, VARIABLE SERIES, CLASS A)
Accumulation unit value at beginning of period                            $ 1.31   $1.20   $1.00      --      --      --      --
Accumulation unit value at end of period                                  $ 1.38   $1.31   $1.20      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      135     142     222      --      --      --      --
COLUMBIA FEDERAL SECURITIES FUND, VARIABLE SERIES, CLASS A (4/7/2003)
(PREVIOUSLY LIBERTY FEDERAL SECURITIES FUND, VARIABLE SERIES, CLASS A)
Accumulation unit value at beginning of period                            $ 1.04   $1.01   $1.00      --      --      --      --
Accumulation unit value at end of period                                  $ 1.06   $1.04   $1.01      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      293     303     359      --      --      --      --


--------------------------------------------------------------------------------
21 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                        2005    2004    2003    2002    2001    2000    1999
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL COMPANY GROWTH FUND, VARIABLE SERIES, CLASS A (4/14/2003)
(PREVIOUSLY LIBERTY SMALL COMPANY GROWTH FUND, VARIABLE SERIES, CLASS A)
Accumulation unit value at beginning of period                            $ 1.65   $1.50   $1.00      --      --      --      --
Accumulation unit value at end of period                                  $ 1.68   $1.65   $1.50      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       42      50      49      --      --      --      --
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.08   $1.00      --      --      --      --      --
Accumulation unit value at end of period                                  $ 1.11   $1.08      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       19      --      --      --      --      --      --
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (11/11/1999)
Accumulation unit value at beginning of period                            $ 0.90   $0.81   $0.67   $0.86   $1.04   $1.05   $1.00
Accumulation unit value at end of period                                  $ 0.95   $0.90   $0.81   $0.67   $0.86   $1.04   $1.05
Number of accumulation units outstanding at end of period (000 omitted)        2       2       2       2       9       8      --
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of period                            $ 0.85   $0.77   $0.64   $0.82   $0.99   $1.00      --
Accumulation unit value at end of period                                  $ 0.89   $0.85   $0.77   $0.64   $0.82   $0.99      --
Number of accumulation units outstanding at end of period (000 omitted)      164     153     193     194     110      --      --
MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS (11/11/1999)
Accumulation unit value at beginning of period                            $ 1.22   $1.16   $0.88   $1.30   $1.38   $1.43   $1.00
Accumulation unit value at end of period                                  $ 1.27   $1.22   $1.16   $0.88   $1.30   $1.38   $1.43
Number of accumulation units outstanding at end of period (000 omitted)       27      26      30      27      14      14      --
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of period                            $ 0.81   $0.77   $0.59   $0.87   $0.93   $1.00      --
Accumulation unit value at end of period                                  $ 0.84   $0.81   $0.77   $0.59   $0.87   $0.93      --
Number of accumulation units outstanding at end of period (000 omitted)       40      45      43      42      11      --      --
MFS(R) TOTAL RETURN SERIES - INITIAL CLASS (11/11/1999)
Accumulation unit value at beginning of period                            $ 1.35   $1.22   $1.06   $1.14   $1.15   $1.00   $1.00
Accumulation unit value at end of period                                  $ 1.37   $1.35   $1.22   $1.06   $1.14   $1.15   $1.00
Number of accumulation units outstanding at end of period (000 omitted)       52      51      46      45      36       6      --
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of period                            $ 1.24   $1.13   $0.98   $1.05   $1.06   $1.00      --
Accumulation unit value at end of period                                  $ 1.25   $1.24   $1.13   $0.98   $1.05   $1.06      --
Number of accumulation units outstanding at end of period (000 omitted)      651     617     696     688     248       2      --
MFS(R) UTILITIES SERIES - INITIAL CLASS (11/11/1999)
Accumulation unit value at beginning of period                            $ 1.19   $0.93   $0.69   $0.90   $1.21   $1.14   $1.00
Accumulation unit value at end of period                                  $ 1.38   $1.19   $0.93   $0.69   $0.90   $1.21   $1.14
Number of accumulation units outstanding at end of period (000 omitted)       34      35      34      36      37       9      --
MFS(R) UTILITIES SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of period                            $ 0.99   $0.77   $0.57   $0.75   $1.01   $1.00      --
Accumulation unit value at end of period                                  $ 1.14   $0.99   $0.77   $0.57   $0.75   $1.01      --
Number of accumulation units outstanding at end of period (000 omitted)      168     150     143     140      61      --      --
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.06   $1.00      --      --      --      --      --
Accumulation unit value at end of period                                  $ 1.10   $1.06      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)    2,022     561      --      --      --      --      --
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.16   $1.00      --      --      --      --      --
Accumulation unit value at end of period                                  $ 1.30   $1.16      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       18      19      --      --      --      --      --
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.17   $1.00      --      --      --      --      --
Accumulation unit value at end of period                                  $ 1.27   $1.17      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       18      16      --      --      --      --      --
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.07   $1.00      --      --      --      --      --
Accumulation unit value at end of period                                  $ 1.09   $1.07      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)    2,872     803      --      --      --      --      --


--------------------------------------------------------------------------------
22 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                        2005    2004    2003    2002    2001    2000    1999
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/11/1999)
Accumulation unit value at beginning of period                            $ 1.06   $0.96   $0.77   $0.96   $1.03   $0.97   $1.00
Accumulation unit value at end of period                                  $ 1.10   $1.06   $0.96   $0.77   $0.96   $1.03   $0.97
Number of accumulation units outstanding at end of period (000 omitted)      304     323     363     405     320      59      --
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.03   $1.00      --      --      --      --      --
Accumulation unit value at end of period                                  $ 1.16   $1.03      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       --      --      --      --      --      --      --
PUTNAM VT INCOME FUND - CLASS IB SHARES (11/11/1999)
Accumulation unit value at beginning of period                            $ 1.28   $1.24   $1.20   $1.12   $1.06   $0.99   $1.00
Accumulation unit value at end of period                                  $ 1.29   $1.28   $1.24   $1.20   $1.12   $1.06   $0.99
Number of accumulation units outstanding at end of period (000 omitted)       15      15      28      29      16      16      --
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/11/1999)
Accumulation unit value at beginning of period                            $ 1.07   $0.93   $0.73   $0.90   $1.15   $1.29   $1.00
Accumulation unit value at end of period                                  $ 1.19   $1.07   $0.93   $0.73   $0.90   $1.15   $1.29
Number of accumulation units outstanding at end of period (000 omitted)      122     127     179     219     173      30      --
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.19   $1.00      --      --      --      --      --
Accumulation unit value at end of period                                  $ 1.26   $1.19      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       --      --      --      --      --      --      --
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/11/1999)
Accumulation unit value at beginning of period                            $ 0.86   $0.73   $0.56   $0.81   $1.23   $1.30   $1.00
Accumulation unit value at end of period                                  $ 0.95   $0.86   $0.73   $0.56   $0.81   $1.23   $1.30
Number of accumulation units outstanding at end of period (000 omitted)      222     220     215     187     104      19      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - BALANCED FUND (11/11/1999)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                            $ 1.02   $0.94   $0.79   $0.92   $1.04   $1.08   $1.00
Accumulation unit value at end of period                                  $ 1.05   $1.02   $0.94   $0.79   $0.92   $1.04   $1.08
Number of accumulation units outstanding at end of period (000 omitted)      121     122     122     135     173       1      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (11/11/1999)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                            $ 1.07   $1.07   $1.08   $1.08   $1.05   $1.01   $1.00
Accumulation unit value at end of period                                  $ 1.08   $1.07   $1.07   $1.08   $1.08   $1.05   $1.01
Number of accumulation units outstanding at end of period (000 omitted)      205      64      72     161     284      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/11/1999)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                            $ 1.24   $1.20   $1.17   $1.12   $1.05   $1.01   $1.00
Accumulation unit value at end of period                                  $ 1.26   $1.24   $1.20   $1.17   $1.12   $1.05   $1.01
Number of accumulation units outstanding at end of period (000 omitted)      120     127      31      32      24      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/11/1999)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                            $ 1.32   $1.13   $0.81   $1.01   $1.00   $1.02   $1.00
Accumulation unit value at end of period                                  $ 1.48   $1.32   $1.13   $0.81   $1.01   $1.00   $1.02
Number of accumulation units outstanding at end of period (000 omitted)    2,962      25      25      25      26      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (10/23/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                            $ 1.43   $1.17   $0.84   $0.90   $0.92   $1.00      --
Accumulation unit value at end of period                                  $ 1.90   $1.43   $1.17   $0.84   $0.90   $0.92      --
Number of accumulation units outstanding at end of period (000 omitted)    1,275     363      18      27      11      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                            $ 1.07   $1.00      --      --      --      --      --
Accumulation unit value at end of period                                  $ 1.15   $1.07      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       --      --      --      --      --      --      --


--------------------------------------------------------------------------------
23 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                        2005     2004    2003    2002    2001    2000    1999
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/11/1999)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning of period                            $ 1.21   $  1.10   $0.89   $0.96   $0.92   $1.03   $1.00
Accumulation unit value at end of period                                  $ 1.24   $  1.21   $1.10   $0.89   $0.96   $0.92   $1.03
Number of accumulation units outstanding at end of period (000 omitted)      672       157      81      96      40      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND)
Accumulation unit value at beginning of period                            $ 1.09   $  1.00      --      --      --      --      --
Accumulation unit value at end of period                                  $ 1.11   $  1.09      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       --    15,000      --      --      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit value at beginning of period                            $ 1.14   $  1.00      --      --      --      --      --
Accumulation unit value at end of period                                  $ 1.29   $  1.14      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       --        --      --      --      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                            $ 1.06   $  1.00      --      --      --      --      --
Accumulation unit value at end of period                                  $ 1.11   $  1.06      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)    3,138     1,827      --      --      --      --      --

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY
 FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                            $ 1.10   $  1.00      --      --      --      --      --
Accumulation unit value at end of period                                  $ 1.14   $  1.10      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        4        --      --      --      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                            $ 1.07   $  1.00      --      --      --      --      --
Accumulation unit value at end of period                                  $ 1.17   $  1.07      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      240       145      --      --      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) * (11/11/1999)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                            $ 0.83   $  0.81   $0.66   $0.85   $1.04   $1.15   $1.00
Accumulation unit value at end of period                                  $ 0.83   $  0.83   $0.81   $0.66   $0.85   $1.04   $1.15
Number of accumulation units outstanding at end of period (000 omitted)      261       268     294     339      58       9      --

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY
 FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (10/23/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                            $ 0.86   $  0.79   $0.63   $0.82   $0.94   $1.00      --
Accumulation unit value at end of period                                  $ 0.89   $  0.86   $0.79   $0.63   $0.82   $0.94      --
Number of accumulation units outstanding at end of period (000 omitted)      380       355     418     377     162      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND)
Accumulation unit value at beginning of period                            $ 1.10   $  1.00      --      --      --      --      --
Accumulation unit value at end of period                                  $ 1.09   $  1.10      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       --        --      --      --      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                            $ 1.00   $  1.00      --      --      --      --      --
Accumulation unit value at end of period                                  $ 1.01   $  1.00      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      342        24      --      --      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (11/11/1999)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                            $ 1.49   $  1.27   $0.87   $1.06   $1.15   $1.11   $1.00
Accumulation unit value at end of period                                  $ 1.54   $  1.49   $1.27   $0.87   $1.06   $1.15   $1.11
Number of accumulation units outstanding at end of period (000 omitted)       19        20      27      32      11      --      --


--------------------------------------------------------------------------------
24 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                        2005    2004    2003   2002   2001   2000   1999
---------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                            $ 1.15   $ 1.00    --     --     --     --     --
Accumulation unit value at end of period                                  $ 1.21   $ 1.15    --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)    2,395      610    --     --     --     --     --
STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.05   $ 1.00    --     --     --     --     --
Accumulation unit value at end of period                                  $ 1.03   $ 1.05    --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)      920      190    --     --     --     --     --
STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.17   $ 1.00    --     --     --     --     --
Accumulation unit value at end of period                                  $ 1.30   $ 1.17    --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       --       --    --     --     --     --     --
STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.04   $ 1.00    --     --     --     --     --
Accumulation unit value at end of period                                  $ 1.05   $ 1.04    --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       --       --    --     --     --     --     --
STI CLASSIC VARIABLE TRUST LARGE CAP RELATIVE VALUE FUND (4/30/2004)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST GROWTH AND INCOME FUND)
Accumulation unit value at beginning of period                            $ 1.12   $ 1.00    --     --     --     --     --
Accumulation unit value at end of period                                  $ 1.20   $ 1.12    --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       --       --    --     --     --     --     --
STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (4/30/2004)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST VALUE INCOME STOCK FUND)
Accumulation unit value at beginning of period                            $ 1.12   $ 1.00    --     --     --     --     --
Accumulation unit value at end of period                                  $ 1.15   $ 1.12    --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       --       --    --     --     --     --     --
STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.16   $ 1.00    --     --     --     --     --
Accumulation unit value at end of period                                  $ 1.32   $ 1.16    --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       21       21    --     --     --     --     --
STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.19   $ 1.00    --     --     --     --     --
Accumulation unit value at end of period                                  $ 1.32   $ 1.19    --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)      562      211    --     --     --     --     --
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.13   $ 1.00    --     --     --     --     --
Accumulation unit value at end of period                                  $ 1.17   $ 1.13    --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)    7,239    1,714    --     --     --     --     --
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.38   $ 1.00    --     --     --     --     --
Accumulation unit value at end of period                                  $ 1.59   $ 1.38    --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)      155       69    --     --     --     --     --
WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.21   $ 1.00    --     --     --     --     --
Accumulation unit value at end of period                                  $ 1.45   $ 1.21    --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)    1,121      350    --     --     --     --     --
WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.16   $ 1.00    --     --     --     --     --
Accumulation unit value at end of period                                  $ 1.27   $ 1.16    --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)    1,445      363    --     --     --     --     --
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.08   $ 1.00    --     --     --     --     --
Accumulation unit value at end of period                                  $ 1.13   $ 1.08    --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)        4        4    --     --     --     --     --


--------------------------------------------------------------------------------
25 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                       2005    2004    2003   2002   2001   2000   1999
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.08   $1.00     --     --     --     --     --
Accumulation unit value at end of period                                  $1.11   $1.08     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)      --      --     --     --     --     --     --
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.08   $1.00     --     --     --     --     --
Accumulation unit value at end of period                                  $1.13   $1.08     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     214      84     --     --     --     --     --
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.11   $1.00     --     --     --     --     --
Accumulation unit value at end of period                                  $1.20   $1.11     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)      --      --     --     --     --     --     --
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.06   $1.00     --     --     --     --     --
Accumulation unit value at end of period                                  $1.03   $1.06     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)      --      --     --     --     --     --     --
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.03   $1.00     --     --     --     --     --
Accumulation unit value at end of period                                  $1.08   $1.03     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     718      70     --     --     --     --     --
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.00   $1.00     --     --     --     --     --
Accumulation unit value at end of period                                  $1.01   $1.00     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       5      --     --     --     --     --     --
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.06   $1.00     --     --     --     --     --
Accumulation unit value at end of period                                  $1.12   $1.06     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)      --      --     --     --     --     --     --
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.04   $1.00     --     --     --     --     --
Accumulation unit value at end of period                                  $1.04   $1.04     --     --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     432      87     --     --     --     --     --


--------------------------------------------------------------------------------
26 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                        2005     2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (11/6/2003)
Accumulation unit value at beginning of period                            $ 1.17   $ 1.07   $ 1.00       --       --       --
Accumulation unit value at end of period                                  $ 1.22   $ 1.17   $ 1.07       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)      885      941       89       --       --       --
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (3/3/2000)
Accumulation unit value at beginning of period                            $ 0.58   $ 0.55   $ 0.43   $ 0.57   $ 0.75   $ 1.00
Accumulation unit value at end of period                                  $ 0.62   $ 0.58   $ 0.55   $ 0.43   $ 0.57   $ 0.75
Number of accumulation units outstanding at end of period (000 omitted)    1,950    2,150    2,296    2,455    2,749    1,707
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (11/6/2003)
Accumulation unit value at beginning of period                            $ 1.08   $ 1.03   $ 1.00       --       --       --
Accumulation unit value at end of period                                  $ 1.16   $ 1.08   $ 1.03       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)        3        3       --       --       --       --
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/6/2003)
Accumulation unit value at beginning of period                            $ 1.18   $ 1.04   $ 1.00       --       --       --
Accumulation unit value at end of period                                  $ 1.28   $ 1.18   $ 1.04       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)       41       42       --       --       --       --
AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES* (3/3/2000)
Accumulation unit value at beginning of period                            $ 0.62   $ 0.60   $ 0.48   $ 0.70   $ 0.81   $ 1.00
Accumulation unit value at end of period                                  $ 0.65   $ 0.62   $ 0.60   $ 0.48   $ 0.70   $ 0.81
Number of accumulation units outstanding at end of period (000 omitted)    5,055    5,719    6,609    6,919    7,863    5,982

*AIM V. I. PREMIER EQUITY FUND, SERIES I SHARES MERGED INTO AIM V. I. CORE EQUITY FUND, SERIES I SHARES ON APRIL 28, 2006.

AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES* (11/6/2003)
Accumulation unit value at beginning of period                            $ 1.09   $ 1.05   $ 1.00       --       --       --
Accumulation unit value at end of period                                  $ 1.13   $ 1.09   $ 1.05       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)        7        6       --       --       --       --

*AIM V. I. PREMIER EQUITY FUND, SERIES II SHARES MERGED INTO AIM V. I  CORE EQUITY FUND, SERIES II SHARES ON APRIL 28, 2006.

ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/6/2003)
Accumulation unit value at beginning of period                            $ 1.04   $ 1.00   $ 1.00       --       --       --
Accumulation unit value at end of period                                  $ 1.07   $ 1.04   $ 1.00       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)       36       28        2       --       --       --
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/6/2003)
Accumulation unit value at beginning of period                            $ 1.18   $ 1.07   $ 1.00       --       --       --
Accumulation unit value at end of period                                  $ 1.22   $ 1.18   $ 1.07       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)      176      165       31       --       --       --
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (11/6/2003)
Accumulation unit value at beginning of period                            $ 1.10   $ 1.03   $ 1.00       --       --       --
Accumulation unit value at end of period                                  $ 1.25   $ 1.10   $ 1.03       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)      128      128       --       --       --       --
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (11/6/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                            $ 1.13   $ 1.05   $ 1.00       --       --       --
Accumulation unit value at end of period                                  $ 1.15   $ 1.13   $ 1.05       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)       74       85       --       --       --       --
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (3/3/2000)
Accumulation unit value at beginning of period                            $ 0.63   $ 0.60   $ 0.48   $ 0.69   $ 0.90   $ 1.00
Accumulation unit value at end of period                                  $ 0.65   $ 0.63   $ 0.60   $ 0.48   $ 0.69   $ 0.90
Number of accumulation units outstanding at end of period (000 omitted)      530      701      753      817    1,145      834
EVERGREEN VA BALANCED FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                            $ 1.08   $ 1.03   $ 1.00       --       --       --
Accumulation unit value at end of period                                  $ 1.13   $ 1.08   $ 1.03       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)       65       54        8       --       --       --
EVERGREEN VA CORE BOND FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                            $ 1.04   $ 1.01   $ 1.00       --       --       --
Accumulation unit value at end of period                                  $ 1.05   $ 1.04   $ 1.01       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)      802      775       70       --       --       --


--------------------------------------------------------------------------------
27 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                        2005     2004     2003     2002    2001    2000
---------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                            $ 1.14   $ 1.06   $ 1.00       --      --      --
Accumulation unit value at end of period                                  $ 1.23   $ 1.14   $ 1.06       --      --      --
Number of accumulation units outstanding at end of period (000 omitted)    1,226      762       64       --      --      --
EVERGREEN VA GROWTH FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                            $ 1.13   $ 1.01   $ 1.00       --      --      --
Accumulation unit value at end of period                                  $ 1.19   $ 1.13   $ 1.01       --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      387      297       51       --      --      --
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                            $ 1.10   $ 1.03   $ 1.00       --      --      --
Accumulation unit value at end of period                                  $ 1.10   $ 1.10   $ 1.03       --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      292      285       54       --      --      --
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                            $ 1.26   $ 1.08   $ 1.00       --      --      --
Accumulation unit value at end of period                                  $ 1.44   $ 1.26   $ 1.08       --      --      --
Number of accumulation units outstanding at end of period (000 omitted)    1,110    1,249      139       --      --      --
EVERGREEN VA OMEGA FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                            $ 1.08   $ 1.02   $ 1.00       --      --      --
Accumulation unit value at end of period                                  $ 1.10   $ 1.08   $ 1.02       --      --      --
Number of accumulation units outstanding at end of period (000 omitted)    1,161    1,187       55       --      --      --
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                            $ 1.25   $ 1.06   $ 1.00       --      --      --
Accumulation unit value at end of period                                  $ 1.37   $ 1.25   $ 1.06       --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      706      730       25       --      --      --
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                            $ 1.11   $ 1.03   $ 1.00       --      --      --
Accumulation unit value at end of period                                  $ 1.08   $ 1.11   $ 1.03       --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      775      748       49       --      --      --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                            $ 1.18   $ 1.04   $ 1.00       --      --      --
Accumulation unit value at end of period                                  $ 1.36   $ 1.18   $ 1.04       --      --      --
Number of accumulation units outstanding at end of period (000 omitted)    3,059    3,269      221       --      --      --
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period                            $ 1.08   $ 1.08   $ 0.87   $ 0.95   $1.00      --
Accumulation unit value at end of period                                  $ 1.28   $ 1.08   $ 1.08   $ 0.87   $0.95      --
Number of accumulation units outstanding at end of period (000 omitted)      100      105       99       92      60      --
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                            $ 1.05   $ 1.03   $ 1.00       --      --      --
Accumulation unit value at end of period                                  $ 1.09   $ 1.05   $ 1.03       --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      177      182        7       --      --      --
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period                            $ 1.26   $ 1.17   $ 0.93   $ 0.91   $1.00      --
Accumulation unit value at end of period                                  $ 1.27   $ 1.26   $ 1.17   $ 0.93   $0.91      --
Number of accumulation units outstanding at end of period (000 omitted)      148      223      280      154      71      --
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period                            $ 1.59   $ 1.29   $ 0.95   $ 1.06   $1.00      --
Accumulation unit value at end of period                                  $ 1.86   $ 1.59   $ 1.29   $ 0.95   $1.06      --
Number of accumulation units outstanding at end of period (000 omitted)    1,850    1,925    1,154    1,005     667      --
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                            $ 1.21   $ 1.08   $ 1.00       --      --      --
Accumulation unit value at end of period                                  $ 1.42   $ 1.21   $ 1.08       --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      133      128        7       --      --      --
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                            $ 1.66   $ 1.48   $ 1.13   $ 1.16   $1.16   $1.00
Accumulation unit value at end of period                                  $ 1.67   $ 1.66   $ 1.48   $ 1.13   $1.16   $1.16
Number of accumulation units outstanding at end of period (000 omitted)    1,440    1,366    1,259    1,080     969     102


--------------------------------------------------------------------------------
28 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                        2005     2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                            $ 2.51   $ 1.93   $ 1.44   $ 1.42   $ 1.34   $ 1.00
Accumulation unit value at end of period                                  $ 2.81   $ 2.51   $ 1.93   $ 1.44   $ 1.42   $ 1.34
Number of accumulation units outstanding at end of period (000 omitted)      403      418      397      421      119       24
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (5/1/2002)
Accumulation unit value at beginning of period                            $ 1.27   $ 1.04   $ 0.79   $ 1.00       --       --
Accumulation unit value at end of period                                  $ 1.36   $ 1.27   $ 1.04   $ 0.79       --       --
Number of accumulation units outstanding at end of period (000 omitted)      503      478      149       59       --       --
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                            $ 0.58   $ 0.52   $ 0.39   $ 0.55   $ 0.66   $ 1.00
Accumulation unit value at end of period                                  $ 0.60   $ 0.58   $ 0.52   $ 0.39   $ 0.55   $ 0.66
Number of accumulation units outstanding at end of period (000 omitted)    2,955    3,142    2,747    2,813    2,416    1,378
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                            $ 1.49   $ 1.34   $ 1.08   $ 1.25   $ 1.18   $ 1.00
Accumulation unit value at end of period                                  $ 1.63   $ 1.49   $ 1.34   $ 1.08   $ 1.25   $ 1.18
Number of accumulation units outstanding at end of period (000 omitted)    3,461    3,662    1,227      875      521      245
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                            $ 1.25   $ 1.07   $ 1.00       --       --       --
Accumulation unit value at end of period                                  $ 1.36   $ 1.25   $ 1.07       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)      783      797       58       --       --       --
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND (3/3/2000)
(PREVIOUSLY GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                            $ 0.90   $ 0.79   $ 0.62   $ 0.80   $ 0.92   $ 1.00
Accumulation unit value at end of period                                  $ 0.94   $ 0.90   $ 0.79   $ 0.62   $ 0.80   $ 0.92
Number of accumulation units outstanding at end of period (000 omitted)    1,492    1,569    1,608    1,593    1,352      730
GOLDMAN SACHS VIT MID CAP VALUE FUND (3/3/2000)
Accumulation unit value at beginning of period                            $ 2.33   $ 1.87   $ 1.48   $ 1.57   $ 1.42   $ 1.00
Accumulation unit value at end of period                                  $ 2.60   $ 2.33   $ 1.87   $ 1.48   $ 1.57   $ 1.42
Number of accumulation units outstanding at end of period (000 omitted)      981    1,028    1,083    1,065    1,041      593
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period                            $ 1.10   $ 1.02   $ 1.00       --       --       --
Accumulation unit value at end of period                                  $ 1.13   $ 1.10   $ 1.02       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)       64       57       --       --       --       --
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (3/3/2000)
Accumulation unit value at beginning of period                            $ 0.89   $ 0.81   $ 0.67   $ 0.86   $ 1.03   $ 1.00
Accumulation unit value at end of period                                  $ 0.94   $ 0.89   $ 0.81   $ 0.67   $ 0.86   $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)      986    1,123    1,326    1,476    1,400      488
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period                            $ 1.03   $ 0.98   $ 1.00       --       --       --
Accumulation unit value at end of period                                  $ 1.07   $ 1.03   $ 0.98       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)      125      134       10       --       --       --
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period                            $ 1.15   $ 1.05   $ 1.00       --       --       --
Accumulation unit value at end of period                                  $ 1.17   $ 1.15   $ 1.05       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)    2,010    2,175       82       --       --       --
MFS(R) UTILITIES SERIES - INITIAL CLASS (3/3/2000)
Accumulation unit value at beginning of period                            $ 0.92   $ 0.72   $ 0.53   $ 0.70   $ 0.93   $ 1.00
Accumulation unit value at end of period                                  $ 1.06   $ 0.92   $ 0.72   $ 0.53   $ 0.70   $ 0.93
Number of accumulation units outstanding at end of period (000 omitted)    1,224    1,369    1,686    1,931    2,308    1,220
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period                            $ 1.40   $ 1.09   $ 1.00       --       --       --
Accumulation unit value at end of period                                  $ 1.61   $ 1.40   $ 1.09       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)       44       45       --       --       --       --


--------------------------------------------------------------------------------
29 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                        2005     2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/6/2003)
Accumulation unit value at beginning of period                            $ 1.11   $ 1.05   $ 1.00       --       --       --
Accumulation unit value at end of period                                  $ 1.15   $ 1.11   $ 1.05       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)      288      307       19       --       --       --
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (5/1/2002)
Accumulation unit value at beginning of period                            $ 1.28   $ 1.09   $ 0.77   $ 1.00       --       --
Accumulation unit value at end of period                                  $ 1.45   $ 1.28   $ 1.09   $ 0.77       --       --
Number of accumulation units outstanding at end of period (000 omitted)      579      518       82       13       --       --
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (11/6/2003)
Accumulation unit value at beginning of period                            $ 1.11   $ 1.03   $ 1.00       --       --       --
Accumulation unit value at end of period                                  $ 1.12   $ 1.11   $ 1.03       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)      254      246       81       --       --       --
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/6/2003)
Accumulation unit value at beginning of period                            $ 1.21   $ 1.03   $ 1.00       --       --       --
Accumulation unit value at end of period                                  $ 1.31   $ 1.21   $ 1.03       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)      602      632       38       --       --       --
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (5/1/2002)
Accumulation unit value at beginning of period                            $ 1.28   $ 1.19   $ 1.03   $ 1.00       --       --
Accumulation unit value at end of period                                  $ 1.30   $ 1.28   $ 1.19   $ 1.03       --       --
Number of accumulation units outstanding at end of period (000 omitted)      919      906      264      111       --       --
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/6/2003)
Accumulation unit value at beginning of period                            $ 1.18   $ 1.07   $ 1.00       --       --       --
Accumulation unit value at end of period                                  $ 1.22   $ 1.18   $ 1.07       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)       38       39       12       --       --       --
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (5/1/2002)
Accumulation unit value at beginning of period                            $ 1.04   $ 0.98   $ 0.84   $ 1.00       --       --
Accumulation unit value at end of period                                  $ 1.16   $ 1.04   $ 0.98   $ 0.84       --       --
Number of accumulation units outstanding at end of period (000 omitted)      132      111       50       12       --       --
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/3/2000)
Accumulation unit value at beginning of period                            $ 0.77   $ 0.67   $ 0.53   $ 0.65   $ 0.83   $ 1.00
Accumulation unit value at end of period                                  $ 0.86   $ 0.77   $ 0.67   $ 0.53   $ 0.65   $ 0.83
Number of accumulation units outstanding at end of period (000 omitted)    4,113    4,437    3,942    3,982    3,906    2,927
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (11/6/2003)
Accumulation unit value at beginning of period                            $ 1.12   $ 1.05   $ 1.00       --       --       --
Accumulation unit value at end of period                                  $ 1.16   $ 1.12   $ 1.05       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)       41       35       --       --       --       --
PUTNAM VT VISTA FUND - CLASS IB SHARES (3/3/2000)
Accumulation unit value at beginning of period                            $ 0.52   $ 0.44   $ 0.34   $ 0.49   $ 0.75   $ 1.00
Accumulation unit value at end of period                                  $ 0.57   $ 0.52   $ 0.44   $ 0.34   $ 0.49   $ 0.75
Number of accumulation units outstanding at end of period (000 omitted)    3,050    3,375    3,967    4,476    4,717    3,180
RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (11/6/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                            $ 0.99   $ 1.00   $ 1.00       --       --       --
Accumulation unit value at end of period                                  $ 1.01   $ 0.99   $ 1.00       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)       57       73      203       --       --       --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/6/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                            $ 1.05   $ 1.01   $ 1.00       --       --       --
Accumulation unit value at end of period                                  $ 1.05   $ 1.05   $ 1.01       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)    1,000    1,117       75       --       --       --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (3/3/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                            $ 1.42   $ 1.22   $ 0.87   $ 1.09   $ 1.08   $ 1.00
Accumulation unit value at end of period                                  $ 1.60   $ 1.42   $ 1.22   $ 0.87   $ 1.09   $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)    1,105    1,194      591      573      428       98


--------------------------------------------------------------------------------
30 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                        2005     2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND (11/6/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                            $ 1.12   $ 1.05   $ 1.00       --       --       --
Accumulation unit value at end of period                                  $ 1.21   $ 1.12   $ 1.05       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)       14       15        7       --       --       --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (3/3/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning of period                            $ 1.17   $ 1.06   $ 0.86   $ 0.93   $ 0.90   $ 1.00
Accumulation unit value at end of period                                  $ 1.20   $ 1.17   $ 1.06   $ 0.86   $ 0.93   $ 0.90
Number of accumulation units outstanding at end of period (000 omitted)      328      368      394      684      279      175
RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (3/3/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                            $ 0.69   $ 0.66   $ 0.52   $ 0.67   $ 0.83   $ 1.00
Accumulation unit value at end of period                                  $ 0.73   $ 0.69   $ 0.66   $ 0.52   $ 0.67   $ 0.83
Number of accumulation units outstanding at end of period (000 omitted)      727      804       75       75       76       66

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP
 EQUITY FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/6/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                            $ 1.10   $ 1.02   $ 1.00       --       --       --
Accumulation unit value at end of period                                  $ 1.20   $ 1.10   $ 1.02       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)       --       --       --       --       --       --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (3/3/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                            $ 0.69   $ 0.67   $ 0.55   $ 0.71   $ 0.86   $ 1.00
Accumulation unit value at end of period                                  $ 0.69   $ 0.69   $ 0.67   $ 0.55   $ 0.71   $ 0.86
Number of accumulation units outstanding at end of period (000 omitted)    2,284    2,443    1,643    1,714    1,471    1,038

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP
 EQUITY FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/6/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                            $ 1.15   $ 1.06   $ 1.00       --       --       --
Accumulation unit value at end of period                                  $ 1.19   $ 1.15   $ 1.06       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)      251      239       73       --       --       --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (3/3/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                            $ 1.17   $ 1.17   $ 1.17   $ 1.12   $ 1.07   $ 1.00
Accumulation unit value at end of period                                  $ 1.17   $ 1.17   $ 1.17   $ 1.17   $ 1.12   $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)    1,196    1,221    1,040    1,450      805      125
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (3/3/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                            $ 1.16   $ 0.99   $ 0.68   $ 0.83   $ 0.90   $ 1.00
Accumulation unit value at end of period                                  $ 1.21   $ 1.16   $ 0.99   $ 0.68   $ 0.83   $ 0.90
Number of accumulation units outstanding at end of period (000 omitted)      214      237      384      307       41        9
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (5/1/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                            $ 1.28   $ 1.08   $ 0.79   $ 1.00       --       --
Accumulation unit value at end of period                                  $ 1.34   $ 1.28   $ 1.08   $ 0.79       --       --
Number of accumulation units outstanding at end of period (000 omitted)      185      221       40       22       --       --
STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (11/6/2003)
Accumulation unit value at beginning of period                            $ 1.10   $ 1.04   $ 1.00       --       --       --
Accumulation unit value at end of period                                  $ 1.08   $ 1.10   $ 1.04       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)       --       --       --       --       --       --
STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND (11/6/2003)
Accumulation unit value at beginning of period                            $ 1.30   $ 1.10   $ 1.00       --       --       --
Accumulation unit value at end of period                                  $ 1.45   $ 1.30   $ 1.10       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)       --       --       --       --       --       --


--------------------------------------------------------------------------------
31 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                        2005     2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND (11/6/2003)
Accumulation unit value at beginning of period                            $ 1.04   $ 1.01   $ 1.00       --       --       --
Accumulation unit value at end of period                                  $ 1.05   $ 1.04   $ 1.01       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)       --       --       --       --       --       --
STI CLASSIC VARIABLE TRUST LARGE CAP RELATIVE VALUE FUND (11/6/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST GROWTH AND INCOME FUND)
Accumulation unit value at beginning of period                            $ 1.21   $ 1.07   $ 1.00       --       --       --
Accumulation unit value at end of period                                  $ 1.31   $ 1.21   $ 1.07       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)        3        3       --       --       --       --
STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (11/6/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST VALUE INCOME STOCK FUND)
Accumulation unit value at beginning of period                            $ 1.21   $ 1.06   $ 1.00       --       --       --
Accumulation unit value at end of period                                  $ 1.24   $ 1.21   $ 1.06       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)        5        5       --       --       --       --
STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (11/6/2003)
Accumulation unit value at beginning of period                            $ 1.20   $ 1.04   $ 1.00       --       --       --
Accumulation unit value at end of period                                  $ 1.35   $ 1.20   $ 1.04       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)       --       --       --       --       --       --
STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (11/6/2003)
Accumulation unit value at beginning of period                            $ 1.31   $ 1.07   $ 1.00       --       --       --
Accumulation unit value at end of period                                  $ 1.45   $ 1.31   $ 1.07       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)        9        9        2       --       --       --
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (11/6/2003)
Accumulation unit value at beginning of period                            $ 1.25   $ 1.08   $ 1.00       --       --       --
Accumulation unit value at end of period                                  $ 1.29   $ 1.25   $ 1.08       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)      677      711       17       --       --       --
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES (11/6/2003)
Accumulation unit value at beginning of period                            $ 1.22   $ 1.08   $ 1.00       --       --       --
Accumulation unit value at end of period                                  $ 1.32   $ 1.22   $ 1.08       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)      371      375       --       --       --       --
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES (11/6/2003)
Accumulation unit value at beginning of period                            $ 1.42   $ 1.06   $ 1.00       --       --       --
Accumulation unit value at end of period                                  $ 1.65   $ 1.42   $ 1.06       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)       68       68       11       --       --       --
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (3/3/2000)
Accumulation unit value at beginning of period                            $ 1.02   $ 0.95   $ 0.79   $ 0.91   $ 0.99   $ 1.00
Accumulation unit value at end of period                                  $ 1.06   $ 1.02   $ 0.95   $ 0.79   $ 0.91   $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)    4,274    4,536    4,842    5,138    5,343    2,012
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (3/3/2000)
Accumulation unit value at beginning of period                            $ 1.03   $ 0.94   $ 0.76   $ 1.01   $ 1.09   $ 1.00
Accumulation unit value at end of period                                  $ 1.05   $ 1.03   $ 0.94   $ 0.76   $ 1.01   $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)      586      532      624      638      457      213
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (3/3/2000)
Accumulation unit value at beginning of period                            $ 1.16   $ 1.05   $ 0.84   $ 1.06   $ 1.13   $ 1.00
Accumulation unit value at end of period                                  $ 1.20   $ 1.16   $ 1.05   $ 0.84   $ 1.06   $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)    1,578    1,938    1,984    2,083    2,040    1,204
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (7/3/2000)
Accumulation unit value at beginning of period                            $ 0.79   $ 0.73   $ 0.56   $ 0.74   $ 0.89   $ 1.00
Accumulation unit value at end of period                                  $ 0.86   $ 0.79   $ 0.73   $ 0.56   $ 0.74   $ 0.89
Number of accumulation units outstanding at end of period (000 omitted)      312      328      239      245      218      111
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (3/3/2000)
Accumulation unit value at beginning of period                            $ 0.67   $ 0.62   $ 0.51   $ 0.70   $ 0.87   $ 1.00
Accumulation unit value at end of period                                  $ 0.65   $ 0.67   $ 0.62   $ 0.51   $ 0.70   $ 0.87
Number of accumulation units outstanding at end of period (000 omitted)      613      587      486      519      321      266


--------------------------------------------------------------------------------
32 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                        2005     2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (3/3/2000)
Accumulation unit value at beginning of period                            $ 0.67   $ 0.66   $ 0.53   $ 0.74  $  0.95   $ 1.00
Accumulation unit value at end of period                                  $ 0.70   $ 0.67   $ 0.66   $ 0.53  $  0.74   $ 0.95
Number of accumulation units outstanding at end of period (000 omitted)    6,853    7,868    8,804    8,912   11,429    7,702
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (3/3/2000)
Accumulation unit value at beginning of period                            $ 1.05   $ 1.06   $ 1.06   $ 1.06  $  1.04   $ 1.00
Accumulation unit value at end of period                                  $ 1.07   $ 1.05   $ 1.06   $ 1.06  $  1.06   $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)    1,254    1,285    1,462    2,532    2,106      317
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (3/3/2000)
Accumulation unit value at beginning of period                            $ 0.40   $ 0.36   $ 0.25   $ 0.42  $  0.56   $ 1.00
Accumulation unit value at end of period                                  $ 0.42   $ 0.40   $ 0.36   $ 0.25  $  0.42   $ 0.56
Number of accumulation units outstanding at end of period (000 omitted)    1,913    2,281    2,845    3,066    3,231    2,319
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (3/3/2000)
Accumulation unit value at beginning of period                            $ 1.34   $ 1.30   $ 1.22   $ 1.14  $  1.08   $ 1.00
Accumulation unit value at end of period                                  $ 1.35   $ 1.34   $ 1.30   $ 1.22  $  1.14   $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)      939      985    1,052    1,227      934      408


--------------------------------------------------------------------------------
33 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                                       2005    2004    2003    2002     2001    2000    1999
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (5/21/2002)
Accumulation unit value at beginning of period                           $ 1.09  $ 1.00  $ 0.76  $ 1.00       --      --     --
Accumulation unit value at end of period                                 $ 1.14  $ 1.09  $ 1.00  $ 0.76       --      --     --
Number of accumulation units outstanding at end of period (000 omitted)     708     783     699      90       --      --     --
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (11/9/1999)
Accumulation unit value at beginning of period                           $ 0.85  $ 0.80  $ 0.63  $ 0.84  $  1.11  $ 1.26  $1.00
Accumulation unit value at end of period                                 $ 0.91  $ 0.85  $ 0.80  $ 0.63  $  0.84  $ 1.11  $1.26
Number of accumulation units outstanding at end of period (000 omitted)   3,090   3,428   3,393   3,148    3,345   1,103     --
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (8/30/2002)
Accumulation unit value at beginning of period                           $ 1.29  $ 1.23  $ 0.97  $ 1.00       --      --     --
Accumulation unit value at end of period                                 $ 1.39  $ 1.29  $ 1.23  $ 0.97       --      --     --
Number of accumulation units outstanding at end of period (000 omitted)      24      22      19      --       --      --     --
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (5/21/2002)
Accumulation unit value at beginning of period                           $ 1.14  $ 1.00  $ 0.75  $ 1.00       --      --     --
Accumulation unit value at end of period                                 $ 1.23  $ 1.14  $ 1.00  $ 0.75       --      --     --
Number of accumulation units outstanding at end of period (000 omitted)      80      80     100      28       --      --     --
AIM V.I. DEMOGRAPHIC TRENDS FUND, SERIES I SHARES (5/30/2000)
Accumulation unit value at beginning of period                           $ 0.57  $ 0.53  $ 0.39  $ 0.58  $  0.87  $ 1.00     --
Accumulation unit value at end of period                                 $ 0.59  $ 0.57  $ 0.53  $ 0.39  $  0.58  $ 0.87     --
Number of accumulation units outstanding at end of period (000 omitted)     103     291     308     144      143       7     --
AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES* (11/9/1999)
Accumulation unit value at beginning of period                           $ 0.72  $ 0.69  $ 0.56  $ 0.81  $  0.94  $ 1.11  $1.00
Accumulation unit value at end of period                                 $ 0.75  $ 0.72  $ 0.69  $ 0.56  $  0.81  $ 0.94  $1.11
Number of accumulation units outstanding at end of period (000 omitted)   7,640   8,269   9,036   9,970   10,352   4,769     --

*AIM V. I. PREMIER EQUITY FUND, SERIES I SHARES MERGED INTO AIM V. I. CORE EQUITY FUND, SERIES I SHARES ON APRIL 28, 2006.

AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES* (5/21/2002)
Accumulation unit value at beginning of period                           $ 1.00  $ 0.96  $ 0.78  $ 1.00       --      --     --
Accumulation unit value at end of period                                 $ 1.04  $ 1.00  $ 0.96  $ 0.78       --      --     --
Number of accumulation units outstanding at end of period (000 omitted)      11      11       6      --       --      --     --

*AIM V. I. PREMIER EQUITY FUND, SERIES II SHARES MERGED INTO AIM V. I  CORE EQUITY FUND, SERIES II SHARES ON APRIL 28, 2006.

ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (5/30/2000)
Accumulation unit value at beginning of period                           $ 0.43  $ 0.42  $ 0.29  $ 0.51  $  0.69  $ 1.00     --
Accumulation unit value at end of period                                 $ 0.44  $ 0.43  $ 0.42  $ 0.29  $  0.51  $ 0.69     --
Number of accumulation units outstanding at end of period (000 omitted)     829     932     498     684      793     277     --
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (5/30/2000)
Accumulation unit value at beginning of period                           $ 1.06  $ 0.96  $ 0.74  $ 0.96  $  0.97  $ 1.00     --
Accumulation unit value at end of period                                 $ 1.09  $ 1.06  $ 0.96  $ 0.74  $  0.96  $ 0.97     --
Number of accumulation units outstanding at end of period (000 omitted)   3,585   4,135   3,461   3,898    2,152     213     --
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (5/30/2000)
Accumulation unit value at beginning of period                           $ 0.58  $ 0.54  $ 0.45  $ 0.65  $  0.80  $ 1.00     --
Accumulation unit value at end of period                                 $ 0.66  $ 0.58  $ 0.54  $ 0.45  $  0.65  $ 0.80     --
Number of accumulation units outstanding at end of period (000 omitted)   1,546   1,578   1,510   2,042    1,944     426     --
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (5/21/2002)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                           $ 1.14  $ 1.06  $ 0.91  $ 1.00       --      --     --
Accumulation unit value at end of period                                 $ 1.17  $ 1.14  $ 1.06  $ 0.91       --      --     --
Number of accumulation units outstanding at end of period (000 omitted)      36      35      22       1       --      --     --
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS A* (10/23/2000)
Accumulation unit value at beginning of period                           $ 1.27  $ 1.20  $ 1.08  $ 1.07  $  1.02  $ 1.00     --
Accumulation unit value at end of period                                 $ 1.29  $ 1.27  $ 1.20  $ 1.08  $  1.07  $ 1.02     --
Number of accumulation units outstanding at end of period (000 omitted)     420     537     416     394      271      --     --

*COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS A MERGED INTO NATIONS HIGH YIELD BOND PORTFOLIO ON APRIL 28, 2006. ON
 MAY 1, 2006, NATIONS HIGH YIELD BOND PORTFOLIO CHANGED ITS NAME TO COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS A.


--------------------------------------------------------------------------------
34 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                        2005    2004    2003     2002     2001     2000   1999
---------------------------------------------------------------------------------------------------------------------------------
COLUMBIA LARGE CAP GROWTH FUND, VARIABLE SERIES, CLASS A (2/25/2005)
Accumulation unit value at beginning of period                            $1.00      --       --       --       --      --     --
Accumulation unit value at end of period                                  $1.04      --       --       --       --      --     --
Number of accumulation units outstanding at end of period (000 omitted)     428      --       --       --       --      --     --
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (3/3/2000)
Accumulation unit value at beginning of period                            $0.63   $0.60   $ 0.48   $ 0.69   $ 0.90   $1.00     --
Accumulation unit value at end of period                                  $0.65   $0.63   $ 0.60   $ 0.48   $ 0.69   $0.90     --
Number of accumulation units outstanding at end of period (000 omitted)     626     623      735      715    1,143     471     --
EVERGREEN VA BALANCED FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $1.19   $1.14   $ 1.00   $ 1.00       --      --     --
Accumulation unit value at end of period                                  $1.24   $1.19   $ 1.14   $ 1.00       --      --     --
Number of accumulation units outstanding at end of period (000 omitted)      68      94       90        8       --      --     --
EVERGREEN VA CORE BOND FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $1.09   $1.06   $ 1.04   $ 1.00       --      --     --
Accumulation unit value at end of period                                  $1.10   $1.09   $ 1.06   $ 1.04       --      --     --
Number of accumulation units outstanding at end of period (000 omitted)     818     798      901      301       --      --     --
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period                            $1.05   $0.97   $ 0.76   $ 0.90   $ 1.04   $1.00     --
Accumulation unit value at end of period                                  $1.13   $1.05   $ 0.97   $ 0.76   $ 0.90   $1.04     --
Number of accumulation units outstanding at end of period (000 omitted)     227     215      215      169      120      27     --
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (8/30/2002)
Accumulation unit value at beginning of period                            $1.32   $1.23   $ 0.96   $ 1.00       --      --     --
Accumulation unit value at end of period                                  $1.42   $1.32   $ 1.23   $ 0.96       --      --     --
Number of accumulation units outstanding at end of period (000 omitted)     473     244      192        1       --      --     --
EVERGREEN VA GROWTH FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $1.51   $1.35   $ 0.99   $ 1.00       --      --     --
Accumulation unit value at end of period                                  $1.59   $1.51   $ 1.35   $ 0.99       --      --     --
Number of accumulation units outstanding at end of period (000 omitted)     126     117       84       26       --      --     --
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $1.29   $1.21   $ 1.04   $ 1.00       --      --     --
Accumulation unit value at end of period                                  $1.29   $1.29   $ 1.21   $ 1.04       --      --     --
Number of accumulation units outstanding at end of period (000 omitted)     364     638      279      133       --      --     --
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 1 (12/8/2003)
Accumulation unit value at beginning of period                            $1.23   $1.05   $ 1.00       --       --      --     --
Accumulation unit value at end of period                                  $1.41   $1.23   $ 1.05       --       --      --     --
Number of accumulation units outstanding at end of period (000 omitted)     113     278      286       --       --      --     --
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $1.41   $1.20   $ 0.93   $ 1.00       --      --     --
Accumulation unit value at end of period                                  $1.62   $1.41   $ 1.20   $ 0.93       --      --     --
Number of accumulation units outstanding at end of period (000 omitted)     352     365      253       40       --      --     --
EVERGREEN VA OMEGA FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period                            $0.74   $0.70   $ 0.51   $ 0.69   $ 0.82   $1.00     --
Accumulation unit value at end of period                                  $0.76   $0.74   $ 0.70   $ 0.51   $ 0.69   $0.82     --
Number of accumulation units outstanding at end of period (000 omitted)     587     993    1,050    1,072    1,030     186     --
EVERGREEN VA OMEGA FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $1.40   $1.33   $ 0.96   $ 1.00       --      --     --
Accumulation unit value at end of period                                  $1.44   $1.40   $ 1.33   $ 0.96       --      --     --
Number of accumulation units outstanding at end of period (000 omitted)     445     467      323       42       --      --     --
EVERGREEN VA SPECIAL VALUES FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period                            $1.79   $1.51   $ 1.18   $ 1.37   $ 1.17   $1.00     --
Accumulation unit value at end of period                                  $1.96   $1.79   $ 1.51   $ 1.18   $ 1.37   $1.17     --
Number of accumulation units outstanding at end of period (000 omitted)     846     894      855      720      120       1     --
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $1.44   $1.22   $ 0.95   $ 1.00       --      --     --
Accumulation unit value at end of period                                  $1.58   $1.44   $ 1.22   $ 0.95       --      --     --
Number of accumulation units outstanding at end of period (000 omitted)     490     523      385      157       --      --     --


--------------------------------------------------------------------------------
35 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                       2005    2004    2003    2002    2001    2000   1999
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period                           $ 1.53  $ 1.43  $ 1.24  $ 1.09  $ 1.04  $1.00     --
Accumulation unit value at end of period                                 $ 1.51  $ 1.53  $ 1.43  $ 1.24  $ 1.09  $1.04     --
Number of accumulation units outstanding at end of period (000 omitted)     331     298     402     311     258     24     --
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                           $ 1.33  $ 1.25  $ 1.08  $ 1.00      --     --     --
Accumulation unit value at end of period                                 $ 1.30  $ 1.33  $ 1.25  $ 1.08      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     374     384     206      74      --     --     --
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS (11/9/1999)
Accumulation unit value at beginning of period                           $ 1.01  $ 0.97  $ 0.84  $ 0.93  $ 0.96  $1.02  $1.00
Accumulation unit value at end of period                                 $ 1.06  $ 1.01  $ 0.97  $ 0.84  $ 0.93  $0.96  $1.02
Number of accumulation units outstanding at end of period (000 omitted)     468     481     526     511     350     66     --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                           $ 1.09  $ 0.95  $ 0.75  $ 0.84  $ 0.97  $1.00     --
Accumulation unit value at end of period                                 $ 1.26  $ 1.09  $ 0.95  $ 0.75  $ 0.84  $0.97     --
Number of accumulation units outstanding at end of period (000 omitted)   1,837   1,835   1,713   1,431     457      2     --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period                           $ 1.24  $ 1.09  $ 0.86  $ 1.00      --     --     --
Accumulation unit value at end of period                                 $ 1.43  $ 1.24  $ 1.09  $ 0.86      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)   1,778   1,707     935     115      --     --     --
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period                           $ 1.07  $ 1.07  $ 0.87  $ 0.95  $ 1.00     --     --
Accumulation unit value at end of period                                 $ 1.28  $ 1.07  $ 1.07  $ 0.87  $ 0.95     --     --
Number of accumulation units outstanding at end of period (000 omitted)     525     523     535     305     207     --     --
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (11/9/1999)
Accumulation unit value at beginning of period                           $ 0.92  $ 0.88  $ 0.72  $ 0.88  $ 0.98  $1.03  $1.00
Accumulation unit value at end of period                                 $ 0.98  $ 0.92  $ 0.88  $ 0.72  $ 0.88  $0.98  $1.03
Number of accumulation units outstanding at end of period (000 omitted)     386     441     436     435     425     85     --
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS (11/9/1999)
Accumulation unit value at beginning of period                           $ 0.76  $ 0.75  $ 0.57  $ 0.83  $ 1.02  $1.16  $1.00
Accumulation unit value at end of period                                 $ 0.80  $ 0.76  $ 0.75  $ 0.57  $ 0.83  $1.02  $1.16
Number of accumulation units outstanding at end of period (000 omitted)     164     173     195     208     445    365     --
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period                           $ 0.99  $ 0.98  $ 0.75  $ 1.00      --     --     --
Accumulation unit value at end of period                                 $ 1.04  $ 0.99  $ 0.98  $ 0.75      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     429     410     117      31      --     --     --
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                           $ 0.99  $ 0.92  $ 0.73  $ 0.72  $ 0.82  $1.00     --
Accumulation unit value at end of period                                 $ 1.01  $ 0.99  $ 0.92  $ 0.73  $ 0.72  $0.82     --
Number of accumulation units outstanding at end of period (000 omitted)     596     845     826     502     294     56     --
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period                           $ 1.26  $ 1.17  $ 0.93  $ 0.91  $ 1.00     --     --
Accumulation unit value at end of period                                 $ 1.27  $ 1.26  $ 1.17  $ 0.93  $ 0.91     --     --
Number of accumulation units outstanding at end of period (000 omitted)     287     337     316     317     178     --     --
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (11/9/1999)
Accumulation unit value at beginning of period                           $ 2.34  $ 1.90  $ 1.39  $ 1.56  $ 1.63  $1.24  $1.00
Accumulation unit value at end of period                                 $ 2.73  $ 2.34  $ 1.90  $ 1.39  $ 1.56  $1.63  $1.24
Number of accumulation units outstanding at end of period (000 omitted)   1,723   1,897   1,802   1,810   1,254    206     --
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period                           $ 1.59  $ 1.29  $ 0.95  $ 1.06  $ 1.00     --     --
Accumulation unit value at end of period                                 $ 1.85  $ 1.59  $ 1.29  $ 0.95  $ 1.06     --     --
Number of accumulation units outstanding at end of period (000 omitted)   3,013   3,064   2,428   1,445     522     --     --
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period                           $ 1.19  $ 1.06  $ 0.75  $ 1.00      --     --     --
Accumulation unit value at end of period                                 $ 1.39  $ 1.19  $ 1.06  $ 0.75      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)      82      81      27      15      --     --     --


--------------------------------------------------------------------------------
36 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                       2005    2004    2003    2002    2001    2000    1999
------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                           $ 1.66  $ 1.47  $ 1.13  $ 1.15  $ 1.16  $ 1.00     --
Accumulation unit value at end of period                                 $ 1.66  $ 1.66  $ 1.47  $ 1.13  $ 1.15  $ 1.16     --
Number of accumulation units outstanding at end of period (000 omitted)   2,435   2,548   2,063   1,728   1,020     153     --
FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                           $ 2.50  $ 1.92  $ 1.43  $ 1.42  $ 1.34  $ 1.00     --
Accumulation unit value at end of period                                 $ 2.81  $ 2.50  $ 1.92  $ 1.43  $ 1.42  $ 1.34     --
Number of accumulation units outstanding at end of period (000 omitted)     938     992   1,000   1,015     488     144     --
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/9/1999)
Accumulation unit value at beginning of period                           $ 2.07  $ 1.69  $ 1.30  $ 1.45  $ 1.29  $ 1.04  $1.00
Accumulation unit value at end of period                                 $ 2.22  $ 2.07  $ 1.69  $ 1.30  $ 1.45  $ 1.29  $1.04
Number of accumulation units outstanding at end of period (000 omitted)     658     516     219      47       2      --     --
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/9/1999)
Accumulation unit value at beginning of period                           $ 1.06  $ 0.96  $ 0.71  $ 1.01  $ 1.21  $ 1.43  $1.00
Accumulation unit value at end of period                                 $ 1.10  $ 1.06  $ 0.96  $ 0.71  $ 1.01  $ 1.21  $1.43
Number of accumulation units outstanding at end of period (000 omitted)   4,737   5,177   4,918   4,574   2,844     855     --
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/9/1999)
Accumulation unit value at beginning of period                           $ 1.46  $ 1.32  $ 1.06  $ 1.22  $ 1.16  $ 1.03  $1.00
Accumulation unit value at end of period                                 $ 1.60  $ 1.46  $ 1.32  $ 1.06  $ 1.22  $ 1.16  $1.03
Number of accumulation units outstanding at end of period (000 omitted)   5,328   5,621   4,198   2,393     252      --     --
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                           $ 1.49  $ 1.34  $ 1.08  $ 1.24  $ 1.18  $ 1.00     --
Accumulation unit value at end of period                                 $ 1.63  $ 1.49  $ 1.34  $ 1.08  $ 1.24  $ 1.18     --
Number of accumulation units outstanding at end of period (000 omitted)   2,267   2,400   2,050   1,377     646      36     --
FTVIPT TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2 (5/30/2000)
Accumulation unit value at beginning of period                           $ 1.45  $ 1.18  $ 0.78  $ 0.79  $ 0.87  $ 1.00     --
Accumulation unit value at end of period                                 $ 1.83  $ 1.45  $ 1.18  $ 0.78  $ 0.79  $ 0.87     --
Number of accumulation units outstanding at end of period (000 omitted)     131     169     124      20      17      17     --
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (11/9/1999)
Accumulation unit value at beginning of period                           $ 1.11  $ 0.95  $ 0.73  $ 0.90  $ 1.09  $ 1.13  $1.00
Accumulation unit value at end of period                                 $ 1.21  $ 1.11  $ 0.95  $ 0.73  $ 0.90  $ 1.09  $1.13
Number of accumulation units outstanding at end of period (000 omitted)     420     400     371     296     145      16     --
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (5/30/2000)
Accumulation unit value at beginning of period                           $ 1.04  $ 0.89  $ 0.68  $ 0.84  $ 1.02  $ 1.00     --
Accumulation unit value at end of period                                 $ 1.13  $ 1.04  $ 0.89  $ 0.68  $ 0.84  $ 1.02     --
Number of accumulation units outstanding at end of period (000 omitted)   2,688   2,217   1,480     866     514      52     --
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND (3/3/2000)
(PREVIOUSLY GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                           $ 0.89  $ 0.79  $ 0.62  $ 0.80  $ 0.92  $ 1.00     --
Accumulation unit value at end of period                                 $ 0.94  $ 0.89  $ 0.79  $ 0.62  $ 0.80  $ 0.92     --
Number of accumulation units outstanding at end of period (000 omitted)   2,681   2,371   2,072   2,038   2,083   1,204     --
GOLDMAN SACHS VIT MID CAP VALUE FUND (3/3/2000)
Accumulation unit value at beginning of period                           $ 2.33  $ 1.87  $ 1.48  $ 1.57  $ 1.42  $ 1.00     --
Accumulation unit value at end of period                                 $ 2.59  $ 2.33  $ 1.87  $ 1.48  $ 1.57  $ 1.42     --
Number of accumulation units outstanding at end of period (000 omitted)   1,361   1,409   1,449   1,458   1,091     414     --
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (10/23/2000)
Accumulation unit value at beginning of period                           $ 0.38  $ 0.38  $ 0.26  $ 0.45  $ 0.72  $ 1.00     --
Accumulation unit value at end of period                                 $ 0.41  $ 0.38  $ 0.38  $ 0.26  $ 0.45  $ 0.72     --
Number of accumulation units outstanding at end of period (000 omitted)     108     126     125     131     129      --     --
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (10/23/2000)
Accumulation unit value at beginning of period                           $ 0.62  $ 0.60  $ 0.46  $ 0.64  $ 0.87  $ 1.00     --
Accumulation unit value at end of period                                 $ 0.64  $ 0.62  $ 0.60  $ 0.46  $ 0.64  $ 0.87     --
Number of accumulation units outstanding at end of period (000 omitted)     514     632     722     759     601      --     --


--------------------------------------------------------------------------------
37 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                       2005    2004    2003    2002    2001    2000    1999
------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES (10/23/2000)
Accumulation unit value at beginning of period                           $ 0.51  $ 0.43  $ 0.32  $ 0.45  $ 0.76  $ 1.00     --
Accumulation unit value at end of period                                 $ 0.57  $ 0.51  $ 0.43  $ 0.32  $ 0.45  $ 0.76     --
Number of accumulation units outstanding at end of period (000 omitted)     254     313     293     270     291      --     --
COLUMBIA ASSET ALLOCATION FUND, VARIABLE SERIES, CLASS A (4/7/2003)
(PREVIOUSLY LIBERTY ASSET ALLOCATION FUND, VARIABLE SERIES, CLASS A)
Accumulation unit value at beginning of period                           $ 1.30  $ 1.20  $ 1.00      --      --      --     --
Accumulation unit value at end of period                                 $ 1.37  $ 1.30  $ 1.20      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)     476     498     507      --      --      --     --
COLUMBIA FEDERAL SECURITIES FUND, VARIABLE SERIES, CLASS A (4/7/2003)
(PREVIOUSLY LIBERTY FEDERAL SECURITIES FUND, VARIABLE SERIES, CLASS A)
Accumulation unit value at beginning of period                           $ 1.04  $ 1.01  $ 1.00      --      --      --     --
Accumulation unit value at end of period                                 $ 1.05  $ 1.04  $ 1.01      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)   1,433   1,520   1,658      --      --      --     --
COLUMBIA SMALL COMPANY GROWTH FUND, VARIABLE SERIES, CLASS A (4/14/2003)
(PREVIOUSLY LIBERTY SMALL COMPANY GROWTH FUND, VARIABLE SERIES, CLASS A)
Accumulation unit value at beginning of period                           $ 1.65  $ 1.50  $ 1.00      --      --      --     --
Accumulation unit value at end of period                                 $ 1.68  $ 1.65  $ 1.50      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)     108     108     107      --      --      --     --
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                           $ 0.65  $ 0.61  $ 0.50  $ 0.70  $ 0.95  $ 1.00     --
Accumulation unit value at end of period                                 $ 0.67  $ 0.65  $ 0.61  $ 0.50  $ 0.70  $ 0.95     --
Number of accumulation units outstanding at end of period (000 omitted)     807     834     938     875     662      75     --
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (11/9/1999)
Accumulation unit value at beginning of period                           $ 0.89  $ 0.81  $ 0.67  $ 0.86  $ 1.04  $ 1.05  $1.00
Accumulation unit value at end of period                                 $ 0.94  $ 0.89  $ 0.81  $ 0.67  $ 0.86  $ 1.04  $1.05
Number of accumulation units outstanding at end of period (000 omitted)   1,483   1,582   1,661   1,578   1,377     295     --
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of period                           $ 0.84  $ 0.77  $ 0.64  $ 0.82  $ 0.99  $ 1.00     --
Accumulation unit value at end of period                                 $ 0.89  $ 0.84  $ 0.77  $ 0.64  $ 0.82  $ 0.99     --
Number of accumulation units outstanding at end of period (000 omitted)     505     526     535     530     324      16     --
MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS (11/9/1999)
Accumulation unit value at beginning of period                           $ 1.22  $ 1.16  $ 0.88  $ 1.30  $ 1.38  $ 1.43  $1.00
Accumulation unit value at end of period                                 $ 1.26  $ 1.22  $ 1.16  $ 0.88  $ 1.30  $ 1.38  $1.43
Number of accumulation units outstanding at end of period (000 omitted)      33      31      32      32      18      19     --
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                           $ 0.81  $ 0.77  $ 0.58  $ 0.87  $ 0.93  $ 1.00     --
Accumulation unit value at end of period                                 $ 0.84  $ 0.81  $ 0.77  $ 0.58  $ 0.87  $ 0.93     --
Number of accumulation units outstanding at end of period (000 omitted)     783     901     707     441     293      35     --
MFS(R) TOTAL RETURN SERIES - INITIAL CLASS (11/9/1999)
Accumulation unit value at beginning of period                           $ 1.34  $ 1.22  $ 1.06  $ 1.13  $ 1.14  $ 1.00  $1.00
Accumulation unit value at end of period                                 $ 1.36  $ 1.34  $ 1.22  $ 1.06  $ 1.13  $ 1.14  $1.00
Number of accumulation units outstanding at end of period (000 omitted)     100      88      89      74      77      25     --
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                           $ 1.23  $ 1.12  $ 0.98  $ 1.05  $ 1.06  $ 1.00     --
Accumulation unit value at end of period                                 $ 1.25  $ 1.23  $ 1.12  $ 0.98  $ 1.05  $ 1.06     --
Number of accumulation units outstanding at end of period (000 omitted)   5,779   6,230   5,443   3,949   1,861      23     --
MFS(R) UTILITIES SERIES - INITIAL CLASS (11/9/1999)
Accumulation unit value at beginning of period                           $ 1.19  $ 0.92  $ 0.69  $ 0.90  $ 1.20  $ 1.14  $1.00
Accumulation unit value at end of period                                 $ 1.37  $ 1.19  $ 0.92  $ 0.69  $ 0.90  $ 1.20  $1.14
Number of accumulation units outstanding at end of period (000 omitted)   1,267   1,336   1,393   1,631   1,999   1,109     --
MFS(R) UTILITIES SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of period                           $ 0.98  $ 0.76  $ 0.57  $ 0.75  $ 1.01  $ 1.00     --
Accumulation unit value at end of period                                 $ 1.13  $ 0.98  $ 0.76  $ 0.57  $ 0.75  $ 1.01     --
Number of accumulation units outstanding at end of period (000 omitted)     241     287     264     209     126       7     --


--------------------------------------------------------------------------------
38 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                       2005    2004    2003    2002    2001    2000    1999
------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period                           $ 1.06  $ 1.01  $ 0.78  $ 1.00      --      --     --
Accumulation unit value at end of period                                 $ 1.10  $ 1.06  $ 1.01  $ 0.78      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)     504     445     242      39      --      --     --
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (5/1/2002)
Accumulation unit value at beginning of period                           $ 1.28  $ 1.09  $ 0.77  $ 1.00      --      --     --
Accumulation unit value at end of period                                 $ 1.44  $ 1.28  $ 1.09  $ 0.77      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)   1,904   1,729     788     190      --      --     --
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period                           $ 1.26  $ 1.17  $ 0.96  $ 1.00      --      --     --
Accumulation unit value at end of period                                 $ 1.27  $ 1.26  $ 1.17  $ 0.96      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)     223     252     209       4      --      --     --
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period                           $ 1.33  $ 1.13  $ 0.79  $ 1.00      --      --     --
Accumulation unit value at end of period                                 $ 1.44  $ 1.33  $ 1.13  $ 0.79      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)     378     374     217      65      --      --     --
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (5/1/2002)
Accumulation unit value at beginning of period                           $ 1.28  $ 1.19  $ 1.03  $ 1.00      --      --     --
Accumulation unit value at end of period                                 $ 1.29  $ 1.28  $ 1.19  $ 1.03      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)   1,889   1,541   1,060     212      --      --     --
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/9/1999)
Accumulation unit value at beginning of period                           $ 1.05  $ 0.96  $ 0.76  $ 0.95  $ 1.03  $ 0.97  $1.00
Accumulation unit value at end of period                                 $ 1.09  $ 1.05  $ 0.96  $ 0.76  $ 0.95  $ 1.03  $0.97
Number of accumulation units outstanding at end of period (000 omitted)   1,621   1,596   1,635   1,583     963     146     --
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (5/1/2002)
Accumulation unit value at beginning of period                           $ 1.04  $ 0.98  $ 0.84  $ 1.00      --      --     --
Accumulation unit value at end of period                                 $ 1.16  $ 1.04  $ 0.98  $ 0.84      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)     213     209      86      52      --      --     --
PUTNAM VT INCOME FUND - CLASS IB SHARES (11/9/1999)
Accumulation unit value at beginning of period                           $ 1.27  $ 1.23  $ 1.19  $ 1.12  $ 1.06  $ 0.99  $1.00
Accumulation unit value at end of period                                 $ 1.28  $ 1.27  $ 1.23  $ 1.19  $ 1.12  $ 1.06  $0.99
Number of accumulation units outstanding at end of period (000 omitted)      28      34      31      79      28       5     --
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/9/1999)
Accumulation unit value at beginning of period                           $ 1.07  $ 0.93  $ 0.73  $ 0.90  $ 1.15  $ 1.29  $1.00
Accumulation unit value at end of period                                 $ 1.18  $ 1.07  $ 0.93  $ 0.73  $ 0.90  $ 1.15  $1.29
Number of accumulation units outstanding at end of period (000 omitted)   4,450   4,648   4,797   4,994   4,731   2,474     --
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES (5/30/2000)
Accumulation unit value at beginning of period                           $ 0.67  $ 0.60  $ 0.45  $ 0.53  $ 0.76  $ 1.00     --
Accumulation unit value at end of period                                 $ 0.78  $ 0.67  $ 0.60  $ 0.45  $ 0.53  $ 0.76     --
Number of accumulation units outstanding at end of period (000 omitted)     219     262     289     440     461      96     --
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (5/21/2002)
Accumulation unit value at beginning of period                           $ 1.06  $ 1.00  $ 0.81  $ 1.00      --      --     --
Accumulation unit value at end of period                                 $ 1.10  $ 1.06  $ 1.00  $ 0.81      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --      --      --      --     --
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/9/1999)
Accumulation unit value at beginning of period                           $ 0.85  $ 0.73  $ 0.55  $ 0.81  $ 1.23  $ 1.30  $1.00
Accumulation unit value at end of period                                 $ 0.95  $ 0.85  $ 0.73  $ 0.55  $ 0.81  $ 1.23  $1.30
Number of accumulation units outstanding at end of period (000 omitted)   2,480   2,708   3,087   3,317   4,035   1,798     --
PUTNAM VT VISTA FUND - CLASS IB SHARES (5/30/2000)
Accumulation unit value at beginning of period                           $ 0.64  $ 0.54  $ 0.41  $ 0.60  $ 0.92  $ 1.00     --
Accumulation unit value at end of period                                 $ 0.70  $ 0.64  $ 0.54  $ 0.41  $ 0.60  $ 0.92     --
Number of accumulation units outstanding at end of period (000 omitted)     612     843     811   1,020   1,024     152     --


--------------------------------------------------------------------------------
39 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                       2005    2004    2003    2002    2001    2000    1999
------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - BALANCED FUND (11/9/1999)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                           $ 1.01  $ 0.94  $ 0.79  $ 0.92  $ 1.04  $ 1.08  $1.00
Accumulation unit value at end of period                                 $ 1.04  $ 1.01  $ 0.94  $ 0.79  $ 0.92  $ 1.04  $1.08
Number of accumulation units outstanding at end of period (000 omitted)     210     176     177     179     151       5     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (11/9/1999)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                           $ 1.06  $ 1.07  $ 1.08  $ 1.08  $ 1.05  $ 1.01  $1.00
Accumulation unit value at end of period                                 $ 1.08  $ 1.06  $ 1.07  $ 1.08  $ 1.08  $ 1.05  $1.01
Number of accumulation units outstanding at end of period (000 omitted)   1,149   1,454   1,720   2,516   2,250      --     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/9/1999)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                           $ 1.24  $ 1.20  $ 1.16  $ 1.11  $ 1.05  $ 1.01  $1.00
Accumulation unit value at end of period                                 $ 1.25  $ 1.24  $ 1.20  $ 1.16  $ 1.11  $ 1.05  $1.01
Number of accumulation units outstanding at end of period (000 omitted)   1,045     999     593     179      99      82     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/9/1999)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                           $ 1.31  $ 1.12  $ 0.81  $ 1.01  $ 1.00  $ 1.02  $1.00
Accumulation unit value at end of period                                 $ 1.47  $ 1.31  $ 1.12  $ 0.81  $ 1.01  $ 1.00  $1.02
Number of accumulation units outstanding at end of period (000 omitted)   1,284   1,141     861     536     342     244     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (10/23/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                           $ 1.43  $ 1.17  $ 0.84  $ 0.90  $ 0.92  $ 1.00     --
Accumulation unit value at end of period                                 $ 1.89  $ 1.43  $ 1.17  $ 0.84  $ 0.90  $ 0.92     --
Number of accumulation units outstanding at end of period (000 omitted)      49      48      42      67      35      --     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND (5/21/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                           $ 1.04  $ 0.97  $ 0.81  $ 1.00      --      --     --
Accumulation unit value at end of period                                 $ 1.12  $ 1.04  $ 0.97  $ 0.81      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --      --      --      --     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/9/1999)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning of period                           $ 1.20  $ 1.09  $ 0.88  $ 0.96  $ 0.92  $ 1.03  $1.00
Accumulation unit value at end of period                                 $ 1.23  $ 1.20  $ 1.09  $ 0.88  $ 0.96  $ 0.92  $1.03
Number of accumulation units outstanding at end of period (000 omitted)   1,059   1,262   1,212   1,027     821     278     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (3/3/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                           $ 0.69  $ 0.66  $ 0.52  $ 0.67  $ 0.83  $ 1.00     --
Accumulation unit value at end of period                                 $ 0.72  $ 0.69  $ 0.66  $ 0.52  $ 0.67  $ 0.83     --
Number of accumulation units outstanding at end of period (000 omitted)   1,109   1,250     172     141     217     104     --

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY
 FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (8/30/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                           $ 1.33  $ 1.23  $ 1.02  $ 1.00      --      --     --
Accumulation unit value at end of period                                 $ 1.44  $ 1.33  $ 1.23  $ 1.02      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)       1       1      --      --      --      --     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (11/9/1999)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                           $ 0.82  $ 0.81  $ 0.66  $ 0.85  $ 1.03  $ 1.15  $1.00
Accumulation unit value at end of period                                 $ 0.82  $ 0.82  $ 0.81  $ 0.66  $ 0.85  $ 1.03  $1.15
Number of accumulation units outstanding at end of period (000 omitted)   3,324   3,596   3,960   4,063   3,478   1,937     --

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY
 FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (10/23/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                           $ 0.86  $ 0.79  $ 0.63  $ 0.82  $ 0.94  $ 1.00     --
Accumulation unit value at end of period                                 $ 0.89  $ 0.86  $ 0.79  $ 0.63  $ 0.82  $ 0.94     --
Number of accumulation units outstanding at end of period (000 omitted)     565     639     728     711     450      --     --


--------------------------------------------------------------------------------
40 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                       2005    2004    2003     2002   2001   2000   1999
----------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (5/30/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                           $ 0.84  $ 0.77  $ 0.61  $ 0.80  $0.92  $1.00     --
Accumulation unit value at end of period                                 $ 0.87  $ 0.84  $ 0.77  $ 0.61  $0.80  $0.92     --
Number of accumulation units outstanding at end of period (000 omitted)   3,818   3,822   2,601   2,290    817     34     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (5/30/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                           $ 1.16  $ 1.17  $ 1.16  $ 1.11  $1.06  $1.00     --
Accumulation unit value at end of period                                 $ 1.17  $ 1.16  $ 1.17  $ 1.16  $1.11  $1.06     --
Number of accumulation units outstanding at end of period (000 omitted)   1,666   1,897   1,950   1,729    799     15     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (3/3/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                           $ 1.17  $ 1.17  $ 1.17  $ 1.12  $1.06  $1.00     --
Accumulation unit value at end of period                                 $ 1.17  $ 1.17  $ 1.17  $ 1.17  $1.12  $1.06     --
Number of accumulation units outstanding at end of period (000 omitted)   1,654   2,036   2,508   2,657    859    183     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (11/9/1999)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                           $ 1.48  $ 1.26  $ 0.87  $ 1.06  $1.14  $1.11  $1.00
Accumulation unit value at end of period                                 $ 1.53  $ 1.48  $ 1.26  $ 0.87  $1.06  $1.14  $1.11
Number of accumulation units outstanding at end of period (000 omitted)     394     445     419     366    276     85     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (5/1/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                           $ 1.28  $ 1.08  $ 0.79  $ 1.00     --     --     --
Accumulation unit value at end of period                                 $ 1.33  $ 1.28  $ 1.08  $ 0.79     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)     296     274     180      28     --     --     --
STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (1/29/2003)
Accumulation unit value at beginning of period                           $ 1.27  $ 1.20  $ 1.00      --     --     --     --
Accumulation unit value at end of period                                 $ 1.24  $ 1.27  $ 1.20      --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)      17      17      11      --     --     --     --
STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                           $ 1.69  $ 1.43  $ 1.00      --     --     --     --
Accumulation unit value at end of period                                 $ 1.88  $ 1.69  $ 1.43      --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)      16      --      --      --     --     --     --
STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND (1/29/2003)
Accumulation unit value at beginning of period                           $ 1.05  $ 1.02  $ 1.00      --     --     --     --
Accumulation unit value at end of period                                 $ 1.06  $ 1.05  $ 1.02      --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       6       6       5      --     --     --     --
STI CLASSIC VARIABLE TRUST LARGE CAP RELATIVE VALUE FUND (1/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST GROWTH AND INCOME FUND)
Accumulation unit value at beginning of period                           $ 1.45  $ 1.28  $ 1.00      --     --     --     --
Accumulation unit value at end of period                                 $ 1.56  $ 1.45  $ 1.28      --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)       7       7       5      --     --     --     --
STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (1/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST VALUE INCOME STOCK FUND)
Accumulation unit value at beginning of period                           $ 1.44  $ 1.26  $ 1.00      --     --     --     --
Accumulation unit value at end of period                                 $ 1.47  $ 1.44  $ 1.26      --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)      10      10       7      --     --     --     --
STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                           $ 1.51  $ 1.31  $ 1.00      --     --     --     --
Accumulation unit value at end of period                                 $ 1.71  $ 1.51  $ 1.31      --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)      17      17       5      --     --     --     --
STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                           $ 1.72  $ 1.40  $ 1.00      --     --     --     --
Accumulation unit value at end of period                                 $ 1.90  $ 1.72  $ 1.40      --     --     --     --
Number of accumulation units outstanding at end of period (000 omitted)      15      --      51      --     --     --     --


--------------------------------------------------------------------------------
41 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                        2005     2004     2003     2002     2001    2000   1999
----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning of period                           $  1.47  $  1.27  $  0.98  $  1.00       --      --    --
Accumulation unit value at end of period                                 $  1.51  $  1.47  $  1.27  $  0.98       --      --    --
Number of accumulation units outstanding at end of period (000 omitted)      284      242      153      186       --      --    --
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning of period                           $  1.37  $  1.21  $  0.96  $  1.00       --      --    --
Accumulation unit value at end of period                                 $  1.48  $  1.37  $  1.21  $  0.96       --      --    --
Number of accumulation units outstanding at end of period (000 omitted)       60       65       50        4       --      --    --
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES (8/30/2002)
Accumulation unit value at beginning of period                           $  1.76  $  1.30  $  0.96  $  1.00       --      --    --
Accumulation unit value at end of period                                 $  2.03  $  1.76  $  1.30  $  0.96       --      --    --
Number of accumulation units outstanding at end of period (000 omitted)        3      115        1       --       --      --    --
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (3/3/2000)
Accumulation unit value at beginning of period                           $  1.02  $  0.95  $  0.79  $  0.91  $  0.99  $ 1.00    --
Accumulation unit value at end of period                                 $  1.06  $  1.02  $  0.95  $  0.79  $  0.91  $ 0.99    --
Number of accumulation units outstanding at end of period (000 omitted)    6,499    7,105    7,439    7,879    6,593   3,351    --
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (3/3/2000)
Accumulation unit value at beginning of period                           $  1.03  $  0.94  $  0.76  $  1.01  $  1.09  $ 1.00    --
Accumulation unit value at end of period                                 $  1.05  $  1.03  $  0.94  $  0.76  $  1.01  $ 1.09    --
Number of accumulation units outstanding at end of period (000 omitted)    1,034    1,053      969      993      569      36    --
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (3/3/2000)
Accumulation unit value at beginning of period                           $  1.15  $  1.05  $  0.84  $  1.06  $  1.13  $ 1.00    --
Accumulation unit value at end of period                                 $  1.20  $  1.15  $  1.05  $  0.84  $  1.06  $ 1.13    --
Number of accumulation units outstanding at end of period (000 omitted)    3,000    3,241    3,433    3,711    2,814     765    --
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (7/3/2000)
Accumulation unit value at beginning of period                           $  0.79  $  0.73  $  0.56  $  0.74  $  0.89  $ 1.00    --
Accumulation unit value at end of period                                 $  0.86  $  0.79  $  0.73  $  0.56  $  0.74  $ 0.89    --
Number of accumulation units outstanding at end of period (000 omitted)      934      868      757      570      561      88    --
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (3/3/2000)
Accumulation unit value at beginning of period                           $  0.67  $  0.62  $  0.51  $  0.70  $  0.87  $ 1.00    --
Accumulation unit value at end of period                                 $  0.64  $  0.67  $  0.62  $  0.51  $  0.70  $ 0.87    --
Number of accumulation units outstanding at end of period (000 omitted)      645      687      856      870      908     340    --
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (3/3/2000)
Accumulation unit value at beginning of period                           $  0.67  $  0.66  $  0.53  $  0.74  $  0.95  $ 1.00    --
Accumulation unit value at end of period                                 $  0.70  $  0.67  $  0.66  $  0.53  $  0.74  $ 0.95    --
Number of accumulation units outstanding at end of period (000 omitted)   10,433   11,414   11,837   12,545   12,015   5,711    --
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (3/3/2000)
Accumulation unit value at beginning of period                           $  1.05  $  1.06  $  1.06  $  1.06  $  1.04  $ 1.00    --
Accumulation unit value at end of period                                 $  1.06  $  1.05  $  1.06  $  1.06  $  1.06  $ 1.04    --
Number of accumulation units outstanding at end of period (000 omitted)    1,196    1,509    2,790    3,356    4,984   1,717    --
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (3/3/2000)
Accumulation unit value at beginning of period                           $  0.40  $  0.36  $  0.25  $  0.42  $  0.56  $ 1.00    --
Accumulation unit value at end of period                                 $  0.42  $  0.40  $  0.36  $  0.25  $  0.42  $ 0.56    --
Number of accumulation units outstanding at end of period (000 omitted)    2,904    3,073    3,239    3,394    4,983   2,024    --
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (3/3/2000)
Accumulation unit value at beginning of period                           $  1.34  $  1.30  $  1.21  $  1.14  $  1.08  $ 1.00    --
Accumulation unit value at end of period                                 $  1.35  $  1.34  $  1.30  $  1.21  $  1.14  $ 1.08    --
Number of accumulation units outstanding at end of period (000 omitted)    1,892    2,017    2,160    2,275    1,545     660    --


--------------------------------------------------------------------------------
42 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                                                                     2005     2004     2003
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.48   $ 1.35   $1.00
Accumulation unit value at end of period                                                               $ 1.54   $ 1.48   $1.35
Number of accumulation units outstanding at end of period (000 omitted)                                 1,292    1,057     329
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.37   $ 1.30   $1.00
Accumulation unit value at end of period                                                               $ 1.47   $ 1.37   $1.30
Number of accumulation units outstanding at end of period (000 omitted)                                     7       16       7
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.55   $ 1.36   $1.00
Accumulation unit value at end of period                                                               $ 1.67   $ 1.55   $1.36
Number of accumulation units outstanding at end of period (000 omitted)                                   143      146      59
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.08   $ 1.00      --
Accumulation unit value at end of period                                                               $ 1.14   $ 1.08      --
Number of accumulation units outstanding at end of period (000 omitted)                                   267      169      --
AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES* (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.31   $ 1.26   $1.00
Accumulation unit value at end of period                                                               $ 1.36   $ 1.31   $1.26
Number of accumulation units outstanding at end of period (000 omitted)                                     7        7       5

*AIM V. I. PREMIER EQUITY FUND, SERIES II SHARES MERGED INTO AIM V. I CORE EQUITY FUND, SERIES II SHARES ON APRIL 28, 2006

ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.46   $ 1.41   $1.00
Accumulation unit value at end of period                                                               $ 1.50   $ 1.46   $1.41
Number of accumulation units outstanding at end of period (000 omitted)                                   118      172     110
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.46   $ 1.33   $1.00
Accumulation unit value at end of period                                                               $ 1.50   $ 1.46   $1.33
Number of accumulation units outstanding at end of period (000 omitted)                                   202      146     102
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.20   $ 1.00      --
Accumulation unit value at end of period                                                               $ 1.38   $ 1.20      --
Number of accumulation units outstanding at end of period (000 omitted)                                 1,806      583      --
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.33   $ 1.25   $1.00
Accumulation unit value at end of period                                                               $ 1.51   $ 1.33   $1.25
Number of accumulation units outstanding at end of period (000 omitted)                                   100      110      28
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (1/29/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                         $ 1.27   $ 1.19   $1.00
Accumulation unit value at end of period                                                               $ 1.30   $ 1.27   $1.19
Number of accumulation units outstanding at end of period (000 omitted)                                    42       62      71
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.05   $ 1.00      --
Accumulation unit value at end of period                                                               $ 1.06   $ 1.05      --
Number of accumulation units outstanding at end of period (000 omitted)                                 3,998    1,333      --
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.12   $ 1.00      --
Accumulation unit value at end of period                                                               $ 1.25   $ 1.12      --
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --      --
AMERICAN CENTURY VP ULTRA(R) , CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.06   $ 1.00      --
Accumulation unit value at end of period                                                               $ 1.07   $ 1.06      --
Number of accumulation units outstanding at end of period (000 omitted)                                 1,259      407      --


--------------------------------------------------------------------------------
43 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                     2005     2004     2003
------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.09   $ 1.00      --
Accumulation unit value at end of period                                                               $ 1.13   $ 1.09      --
Number of accumulation units outstanding at end of period (000 omitted)                                     1       --      --
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
(PREVIOUSLY COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B)
Accumulation unit value at beginning of period                                                         $ 1.17   $ 1.00      --
Accumulation unit value at end of period                                                               $ 1.22   $ 1.17      --
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --      --
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B* (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.05   $ 1.00      --
Accumulation unit value at end of period                                                               $ 1.06   $ 1.05      --
Number of accumulation units outstanding at end of period (000 omitted)                                   730      287      --

*COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B MERGED INTO NATIONS HIGH YIELD BOND PORTFOLIO ON APRIL 28, 2006. ON MAY
 1, 2006, NATIONS HIGH YIELD BOND PORTFOLIO CHANGED ITS NAME TO COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B

DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.13   $ 1.00      --
Accumulation unit value at end of period                                                               $ 1.22   $ 1.13      --
Number of accumulation units outstanding at end of period (000 omitted)                                     1        1      --
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.03   $ 1.00      --
Accumulation unit value at end of period                                                               $ 1.05   $ 1.03      --
Number of accumulation units outstanding at end of period (000 omitted)                                   598      161      --
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.03   $ 1.00      --
Accumulation unit value at end of period                                                               $ 1.06   $ 1.03      --
Number of accumulation units outstanding at end of period (000 omitted)                                   208      196      --
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.14   $ 1.00      --
Accumulation unit value at end of period                                                               $ 1.26   $ 1.14      --
Number of accumulation units outstanding at end of period (000 omitted)                                     2       --      --
EVERGREEN VA BALANCED FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.21   $ 1.16   $1.00
Accumulation unit value at end of period                                                               $ 1.25   $ 1.21   $1.16
Number of accumulation units outstanding at end of period (000 omitted)                                   204      224      63
EVERGREEN VA CORE BOND FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.05   $ 1.02   $1.00
Accumulation unit value at end of period                                                               $ 1.06   $ 1.05   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                 3,085    2,443     940
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.41   $ 1.32   $1.00
Accumulation unit value at end of period                                                               $ 1.52   $ 1.41   $1.32
Number of accumulation units outstanding at end of period (000 omitted)                                   816      590     214
EVERGREEN VA GROWTH FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.57   $ 1.40   $1.00
Accumulation unit value at end of period                                                               $ 1.65   $ 1.57   $1.40
Number of accumulation units outstanding at end of period (000 omitted)                                   477      167      90
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.23   $ 1.15   $1.00
Accumulation unit value at end of period                                                               $ 1.23   $ 1.23   $1.15
Number of accumulation units outstanding at end of period (000 omitted)                                 1,159      676     254
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.58   $ 1.35   $1.00
Accumulation unit value at end of period                                                               $ 1.81   $ 1.58   $1.35
Number of accumulation units outstanding at end of period (000 omitted)                                   859      545     279


--------------------------------------------------------------------------------
44 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                     2005     2004     2003
-------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.49   $ 1.41   $ 1.00
Accumulation unit value at end of period                                                               $ 1.52   $ 1.49   $ 1.41
Number of accumulation units outstanding at end of period (000 omitted)                                 1,211      652      253
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.56   $ 1.31   $ 1.00
Accumulation unit value at end of period                                                               $ 1.70   $ 1.56   $ 1.31
Number of accumulation units outstanding at end of period (000 omitted)                                   755      725      314
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.21   $ 1.14   $ 1.00
Accumulation unit value at end of period                                                               $ 1.19   $ 1.21   $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)                                 2,416    1,843      485
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.48   $ 1.30   $ 1.00
Accumulation unit value at end of period                                                               $ 1.71   $ 1.48   $ 1.30
Number of accumulation units outstanding at end of period (000 omitted)                                 5,644    3,317    1,254
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.37   $ 1.34   $ 1.00
Accumulation unit value at end of period                                                               $ 1.42   $ 1.37   $ 1.34
Number of accumulation units outstanding at end of period (000 omitted)                                   184      196       51
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.03   $ 1.00       --
Accumulation unit value at end of period                                                               $ 1.04   $ 1.03       --
Number of accumulation units outstanding at end of period (000 omitted)                                 1,451      385       --
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.71   $ 1.39   $ 1.00
Accumulation unit value at end of period                                                               $ 2.00   $ 1.71   $ 1.39
Number of accumulation units outstanding at end of period (000 omitted)                                 1,394    1,000      424
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.64   $ 1.46   $ 1.00
Accumulation unit value at end of period                                                               $ 1.92   $ 1.64   $ 1.46
Number of accumulation units outstanding at end of period (000 omitted)                                   684      487       38
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.12   $ 1.00       --
Accumulation unit value at end of period                                                               $ 1.13   $ 1.12       --
Number of accumulation units outstanding at end of period (000 omitted)                                   827      157       --
FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.82   $ 1.40   $ 1.00
Accumulation unit value at end of period                                                               $ 2.04   $ 1.82   $ 1.40
Number of accumulation units outstanding at end of period (000 omitted)                                    89       86       30
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.09   $ 1.00       --
Accumulation unit value at end of period                                                               $ 1.12   $ 1.09       --
Number of accumulation units outstanding at end of period (000 omitted)                                    35       25       --
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.68   $ 1.37   $ 1.00
Accumulation unit value at end of period                                                               $ 1.80   $ 1.68   $ 1.37
Number of accumulation units outstanding at end of period (000 omitted)                                   437      410      203
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.52   $ 1.38   $ 1.00
Accumulation unit value at end of period                                                               $ 1.57   $ 1.52   $ 1.38
Number of accumulation units outstanding at end of period (000 omitted)                                   253      221       94
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.40   $ 1.26   $ 1.00
Accumulation unit value at end of period                                                               $ 1.53   $ 1.40   $ 1.26
Number of accumulation units outstanding at end of period (000 omitted)                                 4,526    4,252    2,446


--------------------------------------------------------------------------------
45 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                     2005     2004     2003
-------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.57   $ 1.34   $ 1.00
Accumulation unit value at end of period                                                               $ 1.71   $ 1.57   $ 1.34
Number of accumulation units outstanding at end of period (000 omitted)                                   536      454      158
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.16   $ 1.00       --
Accumulation unit value at end of period                                                               $ 1.11   $ 1.16       --
Number of accumulation units outstanding at end of period (000 omitted)                                 1,517      537       --
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.12   $ 1.00       --
Accumulation unit value at end of period                                                               $ 1.21   $ 1.12       --
Number of accumulation units outstanding at end of period (000 omitted)                                   392       96       --
GOLDMAN SACHS VIT MID CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.20   $ 1.00       --
Accumulation unit value at end of period                                                               $ 1.33   $ 1.20       --
Number of accumulation units outstanding at end of period (000 omitted)                                 1,451      489       --
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.32   $ 1.23   $ 1.00
Accumulation unit value at end of period                                                               $ 1.36   $ 1.32   $ 1.23
Number of accumulation units outstanding at end of period (000 omitted)                                    53       54       32
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.41   $ 1.34   $ 1.00
Accumulation unit value at end of period                                                               $ 1.46   $ 1.41   $ 1.34
Number of accumulation units outstanding at end of period (000 omitted)                                    46       66       24
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.28   $ 1.17   $ 1.00
Accumulation unit value at end of period                                                               $ 1.30   $ 1.28   $ 1.17
Number of accumulation units outstanding at end of period (000 omitted)                                 2,751    2,538    1,583
MFS(R) UTILITIES SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.72   $ 1.34   $ 1.00
Accumulation unit value at end of period                                                               $ 1.97   $ 1.72   $ 1.34
Number of accumulation units outstanding at end of period (000 omitted)                                    64       67       45
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.39   $ 1.32   $ 1.00
Accumulation unit value at end of period                                                               $ 1.43   $ 1.39   $ 1.32
Number of accumulation units outstanding at end of period (000 omitted)                                 1,946    1,156      312
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.72   $ 1.46   $ 1.00
Accumulation unit value at end of period                                                               $ 1.93   $ 1.72   $ 1.46
Number of accumulation units outstanding at end of period (000 omitted)                                   233      155       65
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.20   $ 1.12   $ 1.00
Accumulation unit value at end of period                                                               $ 1.21   $ 1.20   $ 1.12
Number of accumulation units outstanding at end of period (000 omitted)                                   224      254      212
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.70   $ 1.44   $ 1.00
Accumulation unit value at end of period                                                               $ 1.84   $ 1.70   $ 1.44
Number of accumulation units outstanding at end of period (000 omitted)                                   338      304      146
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.15   $ 1.07   $ 1.00
Accumulation unit value at end of period                                                               $ 1.16   $ 1.15   $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                 3,864    2,443    1,246
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.42   $ 1.29   $ 1.00
Accumulation unit value at end of period                                                               $ 1.47   $ 1.42   $ 1.29
Number of accumulation units outstanding at end of period (000 omitted)                                    71       47       45


--------------------------------------------------------------------------------
46 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                     2005     2004     2003
------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.26   $ 1.19   $1.00
Accumulation unit value at end of period                                                               $ 1.41   $ 1.26   $1.19
Number of accumulation units outstanding at end of period (000 omitted)                                    82       92      40
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.55   $ 1.35   $1.00
Accumulation unit value at end of period                                                               $ 1.72   $ 1.55   $1.35
Number of accumulation units outstanding at end of period (000 omitted)                                   318      349     216
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.35   $ 1.27   $1.00
Accumulation unit value at end of period                                                               $ 1.40   $ 1.35   $1.27
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --      --
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.19   $ 1.00      --
Accumulation unit value at end of period                                                               $ 1.25   $ 1.19      --
Number of accumulation units outstanding at end of period (000 omitted)                                    25       30      --
PUTNAM VT VISTA FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.56   $ 1.33   $1.00
Accumulation unit value at end of period                                                               $ 1.72   $ 1.56   $1.33
Number of accumulation units outstanding at end of period (000 omitted)                                    25       26      12
RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (1/29/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                                         $ 0.99   $ 0.99   $1.00
Accumulation unit value at end of period                                                               $ 1.00   $ 0.99   $0.99
Number of accumulation units outstanding at end of period (000 omitted)                                   724      589     292
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (1/29/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                                                         $ 1.06   $ 1.03   $1.00
Accumulation unit value at end of period                                                               $ 1.07   $ 1.06   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                 1,007    1,010     415
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (1/29/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                                         $ 1.69   $ 1.45   $1.00
Accumulation unit value at end of period                                                               $ 1.90   $ 1.69   $1.45
Number of accumulation units outstanding at end of period (000 omitted)                                 2,316      703     257
RIVERSOURCE(SM) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                                         $ 1.17   $ 1.00      --
Accumulation unit value at end of period                                                               $ 1.55   $ 1.17      --
Number of accumulation units outstanding at end of period (000 omitted)                                 1,074      337      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND (1/29/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                                         $ 1.31   $ 1.22   $1.00
Accumulation unit value at end of period                                                               $ 1.40   $ 1.31   $1.22
Number of accumulation units outstanding at end of period (000 omitted)                                    12       18      14
RIVERSOURCE(SM) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning of period                                                         $ 1.09   $ 1.00      --
Accumulation unit value at end of period                                                               $ 1.11   $ 1.09      --
Number of accumulation units outstanding at end of period (000 omitted)                                   389       48      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND)
Accumulation unit value at beginning of period                                                         $ 1.10   $ 1.00      --
Accumulation unit value at end of period                                                               $ 1.12   $ 1.10      --
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --      --


--------------------------------------------------------------------------------
47 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                     2005     2004     2003
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                                         $ 1.14   $ 1.00       --
Accumulation unit value at end of period                                                               $ 1.29   $ 1.14       --
Number of accumulation units outstanding at end of period (000 omitted)                                   337       --       --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                                                         $ 1.06   $ 1.00       --
Accumulation unit value at end of period                                                               $ 1.11   $ 1.06       --
Number of accumulation units outstanding at end of period (000 omitted)                                 2,450    1,481       --

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP
 EQUITY FUND ON MARCH 17, 2006

RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                                                         $ 1.10   $ 1.00       --
Accumulation unit value at end of period                                                               $ 1.14   $ 1.10       --
Number of accumulation units outstanding at end of period (000 omitted)                                    10       10       --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (1/29/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                                         $ 1.36   $ 1.26   $ 1.00
Accumulation unit value at end of period                                                               $ 1.48   $ 1.36   $ 1.26
Number of accumulation units outstanding at end of period (000 omitted)                                   159      101        2
RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (1/29/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                                         $ 1.29   $ 1.26   $ 1.00
Accumulation unit value at end of period                                                               $ 1.29   $ 1.29   $ 1.26
Number of accumulation units outstanding at end of period (000 omitted)                                   446      473      257

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP
 EQUITY FUND ON MARCH 17, 2006

RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (1/29/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                                         $ 1.41   $ 1.30   $ 1.00
Accumulation unit value at end of period                                                               $ 1.45   $ 1.41   $ 1.30
Number of accumulation units outstanding at end of period (000 omitted)                                 1,433    1,256      400
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND)
Accumulation unit value at beginning of period                                                         $ 1.10   $ 1.00       --
Accumulation unit value at end of period                                                               $ 1.09   $ 1.10       --
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --       --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (1/29/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                                                         $ 1.00   $ 1.00   $ 1.00
Accumulation unit value at end of period                                                               $ 1.00   $ 1.00   $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)                                 1,878    1,672    1,013
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (1/29/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                                         $ 1.66   $ 1.40   $ 1.00
Accumulation unit value at end of period                                                               $ 1.74   $ 1.66   $ 1.40
Number of accumulation units outstanding at end of period (000 omitted)                                 1,359      543       82
STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.27   $ 1.20   $ 1.00
Accumulation unit value at end of period                                                               $ 1.24   $ 1.27   $ 1.20
Number of accumulation units outstanding at end of period (000 omitted)                                   576      223      127
STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.68   $ 1.43   $ 1.00
Accumulation unit value at end of period                                                               $ 1.88   $ 1.68   $ 1.43
Number of accumulation units outstanding at end of period (000 omitted)                                    30        3       --


--------------------------------------------------------------------------------
48 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                     2005     2004     2003
------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.05   $ 1.02   $1.00
Accumulation unit value at end of period                                                               $ 1.06   $ 1.05   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                    95       97      97
STI CLASSIC VARIABLE TRUST LARGE CAP RELATIVE VALUE FUND (1/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST GROWTH AND INCOME FUND)
Accumulation unit value at beginning of period                                                         $ 1.45   $ 1.28   $1.00
Accumulation unit value at end of period                                                               $ 1.56   $ 1.45   $1.28
Number of accumulation units outstanding at end of period (000 omitted)                                    73       65      45
STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (1/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST VALUE INCOME STOCK FUND)
Accumulation unit value at beginning of period                                                         $ 1.44   $ 1.26   $1.00
Accumulation unit value at end of period                                                               $ 1.47   $ 1.44   $1.26
Number of accumulation units outstanding at end of period (000 omitted)                                    83       90      40
STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.51   $ 1.31   $1.00
Accumulation unit value at end of period                                                               $ 1.71   $ 1.51   $1.31
Number of accumulation units outstanding at end of period (000 omitted)                                    16       16      31
STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.72   $ 1.40   $1.00
Accumulation unit value at end of period                                                               $ 1.90   $ 1.72   $1.40
Number of accumulation units outstanding at end of period (000 omitted)                                   280      130      41
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.52   $ 1.31   $1.00
Accumulation unit value at end of period                                                               $ 1.56   $ 1.52   $1.31
Number of accumulation units outstanding at end of period (000 omitted)                                 4,481    1,710      80
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.46   $ 1.29   $1.00
Accumulation unit value at end of period                                                               $ 1.58   $ 1.46   $1.29
Number of accumulation units outstanding at end of period (000 omitted)                                   149      135     129
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.92   $ 1.42   $1.00
Accumulation unit value at end of period                                                               $ 2.22   $ 1.92   $1.42
Number of accumulation units outstanding at end of period (000 omitted)                                   107       94      44
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.38   $ 1.00      --
Accumulation unit value at end of period                                                               $ 1.59   $ 1.38      --
Number of accumulation units outstanding at end of period (000 omitted)                                   146       89      --
WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.21   $ 1.00      --
Accumulation unit value at end of period                                                               $ 1.45   $ 1.21      --
Number of accumulation units outstanding at end of period (000 omitted)                                   805      292      --
WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.16   $ 1.00      --
Accumulation unit value at end of period                                                               $ 1.27   $ 1.16      --
Number of accumulation units outstanding at end of period (000 omitted)                                 1,002      293      --
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.08   $ 1.00      --
Accumulation unit value at end of period                                                               $ 1.12   $ 1.08      --
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --      --
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.08   $ 1.00      --
Accumulation unit value at end of period                                                               $ 1.10   $ 1.08      --
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --      --


--------------------------------------------------------------------------------
49 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                     2005    2004   2003
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.08   $1.00     --
Accumulation unit value at end of period                                                               $1.13   $1.08     --
Number of accumulation units outstanding at end of period (000 omitted)                                  111      55     --
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.11   $1.00     --
Accumulation unit value at end of period                                                               $1.20   $1.11     --
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --     --
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.06   $1.00     --
Accumulation unit value at end of period                                                               $1.03   $1.06     --
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --     --
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.03   $1.00     --
Accumulation unit value at end of period                                                               $1.08   $1.03     --
Number of accumulation units outstanding at end of period (000 omitted)                                  344      52     --
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.00   $1.00     --
Accumulation unit value at end of period                                                               $1.01   $1.00     --
Number of accumulation units outstanding at end of period (000 omitted)                                   19      --     --
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.06   $1.00     --
Accumulation unit value at end of period                                                               $1.11   $1.06     --
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --     --
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.03   $1.00     --
Accumulation unit value at end of period                                                               $1.04   $1.03     --
Number of accumulation units outstanding at end of period (000 omitted)                                  303      38     --


--------------------------------------------------------------------------------
50 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                         2005      2004      2003      2002      2001    2000
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (5/21/2002)
Accumulation unit value at beginning of period                            $  1.09   $  1.00   $  0.76   $  1.00       --      --
Accumulation unit value at end of period                                  $  1.13   $  1.09   $  1.00   $  0.76       --      --
Number of accumulation units outstanding at end of period (000 omitted)     5,288     4,663     2,514       517       --      --
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (5/30/2000)
Accumulation unit value at beginning of period                            $  0.68   $  0.65   $  0.51   $  0.68   $ 0.90   $1.00
Accumulation unit value at end of period                                  $  0.73   $  0.68   $  0.65   $  0.51   $ 0.68   $0.90
Number of accumulation units outstanding at end of period (000 omitted)     3,178     3,769     4,485     4,583    2,944     311
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (8/30/2002)
Accumulation unit value at beginning of period                            $  1.29   $  1.23   $  0.97   $  1.00       --      --
Accumulation unit value at end of period                                  $  1.38   $  1.29   $  1.23   $  0.97       --      --
Number of accumulation units outstanding at end of period (000 omitted)        48        52        57        19       --      --
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (5/21/2002)
Accumulation unit value at beginning of period                            $  1.14   $  1.00   $  0.75   $  1.00       --      --
Accumulation unit value at end of period                                  $  1.22   $  1.14   $  1.00   $  0.75       --      --
Number of accumulation units outstanding at end of period (000 omitted)       316       328       189        18       --      --
AIM V.I. DEMOGRAPHIC TRENDS FUND, SERIES I SHARES (5/30/2000)
Accumulation unit value at beginning of period                            $  0.56   $  0.53   $  0.39   $  0.58   $ 0.86   $1.00
Accumulation unit value at end of period                                  $  0.59   $  0.56   $  0.53   $  0.39   $ 0.58   $0.86
Number of accumulation units outstanding at end of period (000 omitted)       907     1,126     1,357     1,646    1,309     145
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $  1.08   $  1.00        --        --       --      --
Accumulation unit value at end of period                                  $  1.14   $  1.08        --        --       --      --
Number of accumulation units outstanding at end of period (000 omitted)       573       415        --        --       --      --
AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES* (5/30/2000)
Accumulation unit value at beginning of period                            $  0.68   $  0.65   $  0.53   $  0.77   $ 0.89   $1.00
Accumulation unit value at end of period                                  $  0.71   $  0.68   $  0.65   $  0.53   $ 0.77   $0.89
Number of accumulation units outstanding at end of period (000 omitted)     4,387     5,048     5,814     6,560    4,983     623

*AIM V. I. PREMIER EQUITY FUND, SERIES I SHARES MERGED INTO AIM V. I. CORE EQUITY FUND, SERIES I SHARES ON APRIL 28, 2006.

AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES* (5/21/2002)
Accumulation unit value at beginning of period                            $  1.00   $  0.96   $  0.78   $  1.00       --      --
Accumulation unit value at end of period                                  $  1.03   $  1.00   $  0.96   $  0.78       --      --
Number of accumulation units outstanding at end of period (000 omitted)        52        54        21         1       --      --

*AIM V. I. PREMIER EQUITY FUND, SERIES II SHARES MERGED INTO AIM V. I CORE EQUITY FUND, SERIES II SHARES ON APRIL 28, 2006.

ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (5/30/2000)
Accumulation unit value at beginning of period                            $  0.43   $  0.41   $  0.29   $  0.51   $ 0.69   $1.00
Accumulation unit value at end of period                                  $  0.44   $  0.43   $  0.41   $  0.29   $ 0.51   $0.69
Number of accumulation units outstanding at end of period (000 omitted)     2,798     2,773     2,911     2,423    2,237     456
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (5/30/2000)
Accumulation unit value at beginning of period                            $  1.05   $  0.96   $  0.74   $  0.96   $ 0.97   $1.00
Accumulation unit value at end of period                                  $  1.09   $  1.05   $  0.96   $  0.74   $ 0.96   $0.97
Number of accumulation units outstanding at end of period (000 omitted)    11,167    11,742    11,403    10,906    4,722     292
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                            $  1.20   $  1.00        --        --       --      --
Accumulation unit value at end of period                                  $  1.38   $  1.20        --        --       --      --
Number of accumulation units outstanding at end of period (000 omitted)     3,191     1,509        --        --       --      --
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (5/30/2000)
Accumulation unit value at beginning of period                            $  0.58   $  0.54   $  0.44   $  0.65   $ 0.80   $1.00
Accumulation unit value at end of period                                  $  0.65   $  0.58   $  0.54   $  0.44   $ 0.65   $0.80
Number of accumulation units outstanding at end of period (000 omitted)     6,450     6,937     7,475     7,706    5,808     700
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (5/21/2002)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                            $  1.14   $  1.06   $  0.91   $  1.00       --      --
Accumulation unit value at end of period                                  $  1.16   $  1.14   $  1.06   $  0.91       --      --
Number of accumulation units outstanding at end of period (000 omitted)       335       311       222        71       --      --


--------------------------------------------------------------------------------
51 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                        2005     2004     2003    2002    2001    2000
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.05   $ 1.00       --      --      --      --
Accumulation unit value at end of period                                  $ 1.06   $ 1.05       --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)    7,886    3,481       --      --      --      --
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.12   $ 1.00       --      --      --      --
Accumulation unit value at end of period                                  $ 1.25   $ 1.12       --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       --       --       --      --      --      --
AMERICAN CENTURY VP ULTRA(R), CLASS II (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.06   $ 1.00       --      --      --      --
Accumulation unit value at end of period                                  $ 1.07   $ 1.06       --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)    2,430    1,074       --      --      --      --
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.09   $ 1.00       --      --      --      --
Accumulation unit value at end of period                                  $ 1.13   $ 1.09       --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        7        7       --      --      --      --
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
(PREVIOUSLY COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B)
Accumulation unit value at beginning of period                            $ 1.17   $ 1.00       --      --      --      --
Accumulation unit value at end of period                                  $ 1.22   $ 1.17       --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       23       34       --      --      --      --
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B* (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.04   $ 1.00       --      --      --      --
Accumulation unit value at end of period                                  $ 1.06   $ 1.04       --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)    1,664      939       --      --      --      --

*COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B MERGED INTO NATIONS HIGH YIELD BOND PORTFOLIO ON APRIL 28, 2006. ON
 MAY 1, 2006, NATIONS HIGH YIELD BOND PORTFOLIO CHANGED ITS NAME TO COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B.

DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.13   $ 1.00       --      --      --      --
Accumulation unit value at end of period                                  $ 1.22   $ 1.13       --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       15        7       --      --      --      --
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.03   $ 1.00       --      --      --      --
Accumulation unit value at end of period                                  $ 1.05   $ 1.03       --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)    1,140      500       --      --      --      --
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.03   $ 1.00       --      --      --      --
Accumulation unit value at end of period                                  $ 1.06   $ 1.03       --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       14       14       --      --      --      --
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.14   $ 1.00       --      --      --      --
Accumulation unit value at end of period                                  $ 1.26   $ 1.14       --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       19       19       --      --      --      --
EVERGREEN VA BALANCED FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $ 1.19   $ 1.14   $ 1.00   $1.00      --      --
Accumulation unit value at end of period                                  $ 1.23   $ 1.19   $ 1.14   $1.00      --      --
Number of accumulation units outstanding at end of period (000 omitted)      219      154      126      26      --      --
EVERGREEN VA CORE BOND FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $ 1.09   $ 1.06   $ 1.04   $1.00      --      --
Accumulation unit value at end of period                                  $ 1.09   $ 1.09   $ 1.06   $1.04      --      --
Number of accumulation units outstanding at end of period (000 omitted)    6,711    4,784    2,717     756      --      --
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period                            $ 1.04   $ 0.97   $ 0.75   $0.90   $1.04   $1.00
Accumulation unit value at end of period                                  $ 1.12   $ 1.04   $ 0.97   $0.75   $0.90   $1.04
Number of accumulation units outstanding at end of period (000 omitted)      634      311      321     395     178       6


--------------------------------------------------------------------------------
52 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                         2005     2004     2003     2002     2001    2000
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (8/30/2002)
Accumulation unit value at beginning of period                            $  1.32   $ 1.23   $ 0.96   $ 1.00       --      --
Accumulation unit value at end of period                                  $  1.42   $ 1.32   $ 1.23   $ 0.96       --      --
Number of accumulation units outstanding at end of period (000 omitted)     2,763    1,618    1,035        2       --      --
EVERGREEN VA GROWTH FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $  1.51   $ 1.35   $ 0.99   $ 1.00       --      --
Accumulation unit value at end of period                                  $  1.58   $ 1.51   $ 1.35   $ 0.99       --      --
Number of accumulation units outstanding at end of period (000 omitted)     1,244      476      360       47       --      --
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $  1.29   $ 1.21   $ 1.04   $ 1.00       --      --
Accumulation unit value at end of period                                  $  1.29   $ 1.29   $ 1.21   $ 1.04       --      --
Number of accumulation units outstanding at end of period (000 omitted)     2,966    2,036    1,259      336       --      --
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 1 (12/8/2003)
Accumulation unit value at beginning of period                            $  1.23   $ 1.05   $ 1.00       --       --      --
Accumulation unit value at end of period                                  $  1.41   $ 1.23   $ 1.05       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)       895      742      542       --       --      --
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $  1.41   $ 1.20   $ 0.93   $ 1.00       --      --
Accumulation unit value at end of period                                  $  1.61   $ 1.41   $ 1.20   $ 0.93       --      --
Number of accumulation units outstanding at end of period (000 omitted)     2,702    2,238    1,662      145       --      --
EVERGREEN VA OMEGA FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period                            $  0.74   $ 0.70   $ 0.51   $ 0.69   $ 0.82   $1.00
Accumulation unit value at end of period                                  $  0.76   $ 0.74   $ 0.70   $ 0.51   $ 0.69   $0.82
Number of accumulation units outstanding at end of period (000 omitted)     2,770    3,115    3,258    3,609    3,028     703
EVERGREEN VA OMEGA FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $  1.40   $ 1.33   $ 0.96   $ 1.00       --      --
Accumulation unit value at end of period                                  $  1.43   $ 1.40   $ 1.33   $ 0.96       --      --
Number of accumulation units outstanding at end of period (000 omitted)     3,207    2,378    1,218      276       --      --
EVERGREEN VA SPECIAL VALUES FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period                            $  1.78   $ 1.50   $ 1.18   $ 1.36   $ 1.17   $1.00
Accumulation unit value at end of period                                  $  1.95   $ 1.78   $ 1.50   $ 1.18   $ 1.36   $1.17
Number of accumulation units outstanding at end of period (000 omitted)     2,441    2,441    2,255    2,265    1,562       7
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $  1.44   $ 1.22   $ 0.95   $ 1.00       --      --
Accumulation unit value at end of period                                  $  1.57   $ 1.44   $ 1.22   $ 0.95       --      --
Number of accumulation units outstanding at end of period (000 omitted)     2,015    1,945    1,491      396       --      --
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period                            $  1.53   $ 1.43   $ 1.24   $ 1.09   $ 1.04   $1.00
Accumulation unit value at end of period                                  $  1.50   $ 1.53   $ 1.43   $ 1.24   $ 1.09   $1.04
Number of accumulation units outstanding at end of period (000 omitted)     1,921    1,633    1,799    1,607      732      --
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $  1.33   $ 1.24   $ 1.08   $ 1.00       --      --
Accumulation unit value at end of period                                  $  1.30   $ 1.33   $ 1.24   $ 1.08       --      --
Number of accumulation units outstanding at end of period (000 omitted)     3,857    2,395    1,435      325       --      --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                            $  1.08   $ 0.95   $ 0.75   $ 0.84   $ 0.97   $1.00
Accumulation unit value at end of period                                  $  1.25   $ 1.08   $ 0.95   $ 0.75   $ 0.84   $0.97
Number of accumulation units outstanding at end of period (000 omitted)     6,482    6,694    6,068    5,134    1,866     191
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period                            $  1.24   $ 1.09   $ 0.86   $ 1.00       --      --
Accumulation unit value at end of period                                  $  1.43   $ 1.24   $ 1.09   $ 0.86       --      --
Number of accumulation units outstanding at end of period (000 omitted)    12,402    8,496    4,477      395       --      --
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period                            $  0.99   $ 0.98   $ 0.75   $ 1.00       --      --
Accumulation unit value at end of period                                  $  1.03   $ 0.99   $ 0.98   $ 0.75       --      --
Number of accumulation units outstanding at end of period (000 omitted)       621      634      465      108       --      --


--------------------------------------------------------------------------------
53 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                         2005      2004      2003     2002     2001    2000
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                            $  0.99   $  0.92   $  0.73   $ 0.72   $ 0.82   $1.00
Accumulation unit value at end of period                                  $  1.00   $  0.99   $  0.92   $ 0.73   $ 0.72   $0.82
Number of accumulation units outstanding at end of period (000 omitted)     1,620     1,946     2,482    1,948    1,031      50
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $  1.03   $  1.00        --       --       --      --
Accumulation unit value at end of period                                  $  1.04   $  1.03        --       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)     3,064     1,283        --       --       --      --
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                            $  1.72   $  1.40   $  1.02   $ 1.15   $ 1.21   $1.00
Accumulation unit value at end of period                                  $  2.00   $  1.72   $  1.40   $ 1.02   $ 1.15   $1.21
Number of accumulation units outstanding at end of period (000 omitted)     4,708     4,904     5,042    4,911    2,607     222
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period                            $  1.42   $  1.16   $  0.85   $ 1.00       --      --
Accumulation unit value at end of period                                  $  1.65   $  1.42   $  1.16   $ 0.85       --      --
Number of accumulation units outstanding at end of period (000 omitted)     4,237     3,712     3,204      503       --      --
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period                            $  1.19   $  1.06   $  0.75   $ 1.00       --      --
Accumulation unit value at end of period                                  $  1.39   $  1.19   $  1.06   $ 0.75       --      --
Number of accumulation units outstanding at end of period (000 omitted)     2,008     1,575        74        4       --      --
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $  1.12   $  1.00        --       --       --      --
Accumulation unit value at end of period                                  $  1.13   $  1.12        --       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)       614       525        --       --       --      --
FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period                            $  1.62   $  1.25   $  0.93   $ 1.00       --      --
Accumulation unit value at end of period                                  $  1.82   $  1.62   $  1.25   $ 0.93       --      --
Number of accumulation units outstanding at end of period (000 omitted)       365       332       181        8       --      --
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $  1.09   $  1.00        --       --       --      --
Accumulation unit value at end of period                                  $  1.12   $  1.09        --       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)        29        28        --       --       --      --
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period                            $  1.27   $  1.04   $  0.80   $ 1.00       --      --
Accumulation unit value at end of period                                  $  1.36   $  1.27   $  1.04   $ 0.80       --      --
Number of accumulation units outstanding at end of period (000 omitted)       957       791       575       61       --      --
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (5/30/2000)
Accumulation unit value at beginning of period                            $  0.79   $  0.71   $  0.53   $ 0.75   $ 0.90   $1.00
Accumulation unit value at end of period                                  $  0.81   $  0.79   $  0.71   $ 0.53   $ 0.75   $0.90
Number of accumulation units outstanding at end of period (000 omitted)     5,706     5,930     5,842    4,909    4,683     349
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (5/30/2000)
Accumulation unit value at beginning of period                            $  1.38   $  1.24   $  1.00   $ 1.15   $ 1.09   $1.00
Accumulation unit value at end of period                                  $  1.50   $  1.38   $  1.24   $ 1.00   $ 1.15   $1.09
Number of accumulation units outstanding at end of period (000 omitted)    15,468    16,072    14,168    6,327    1,374      15
FTVIPT TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2 (5/30/2000)
Accumulation unit value at beginning of period                            $  1.45   $  1.18   $  0.78   $ 0.79   $ 0.87   $1.00
Accumulation unit value at end of period                                  $  1.82   $  1.45   $  1.18   $ 0.78   $ 0.79   $0.87
Number of accumulation units outstanding at end of period (000 omitted)       416       254       265      239      116       7
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (5/30/2000)
Accumulation unit value at beginning of period                            $  1.03   $  0.88   $  0.68   $ 0.84   $ 1.02   $1.00
Accumulation unit value at end of period                                  $  1.12   $  1.03   $  0.88   $ 0.68   $ 0.84   $1.02
Number of accumulation units outstanding at end of period (000 omitted)     5,454     4,969     3,675    2,373    1,576      53
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $  1.16   $  1.00        --       --       --      --
Accumulation unit value at end of period                                  $  1.11   $  1.16        --       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)     3,008     1,342        --       --       --      --


--------------------------------------------------------------------------------
54 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                         2005      2004      2003     2002     2001    2000
-------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $  1.12   $  1.00        --       --       --      --
Accumulation unit value at end of period                                  $  1.21   $  1.12        --       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)       211       201        --       --       --      --
GOLDMAN SACHS VIT MID CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $  1.20   $  1.00        --       --       --      --
Accumulation unit value at end of period                                  $  1.33   $  1.20        --       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)     2,646     1,276        --       --       --      --
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                            $  0.65   $  0.60   $  0.50   $ 0.70   $ 0.95   $1.00
Accumulation unit value at end of period                                  $  0.67   $  0.65   $  0.60   $ 0.50   $ 0.70   $0.95
Number of accumulation units outstanding at end of period (000 omitted)     2,407     2,642     2,708    2,832    1,928     187
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                            $  0.87   $  0.83   $  0.63   $ 0.94   $ 1.01   $1.00
Accumulation unit value at end of period                                  $  0.91   $  0.87   $  0.83   $ 0.63   $ 0.94   $1.01
Number of accumulation units outstanding at end of period (000 omitted)     1,343     1,365     1,295      832      454      76
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                            $  1.29   $  1.17   $  1.03   $ 1.10   $ 1.11   $1.00
Accumulation unit value at end of period                                  $  1.30   $  1.29   $  1.17   $ 1.03   $ 1.10   $1.11
Number of accumulation units outstanding at end of period (000 omitted)    18,578    18,107    16,041    8,646    3,493     141
MFS(R) UTILITIES SERIES - SERVICE CLASS (5/21/2002)
Accumulation unit value at beginning of period                            $  1.50   $  1.17   $  0.87   $ 1.00       --      --
Accumulation unit value at end of period                                  $  1.72   $  1.50   $  1.17   $ 0.87       --      --
Number of accumulation units outstanding at end of period (000 omitted)       216       242       149        5       --      --
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period                            $  1.06   $  1.01   $  0.78   $ 1.00       --      --
Accumulation unit value at end of period                                  $  1.10   $  1.06   $  1.01   $ 0.78       --      --
Number of accumulation units outstanding at end of period (000 omitted)     4,631     2,949     1,137      163       --      --
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period                            $  1.27   $  1.08   $  0.77   $ 1.00       --      --
Accumulation unit value at end of period                                  $  1.42   $  1.27   $  1.08   $ 0.77       --      --
Number of accumulation units outstanding at end of period (000 omitted)     1,030       732       620       56       --      --
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period                            $  1.26   $  1.17   $  0.96   $ 1.00       --      --
Accumulation unit value at end of period                                  $  1.26   $  1.26   $  1.17   $ 0.96       --      --
Number of accumulation units outstanding at end of period (000 omitted)       706       843       617       76       --      --
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period                            $  1.33   $  1.13   $  0.79   $ 1.00       --      --
Accumulation unit value at end of period                                  $  1.44   $  1.33   $  1.13   $ 0.79       --      --
Number of accumulation units outstanding at end of period (000 omitted)     1,005     1,058       824       87       --      --
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period                            $  1.28   $  1.19   $  1.03   $ 1.00       --      --
Accumulation unit value at end of period                                  $  1.29   $  1.28   $  1.19   $ 1.03       --      --
Number of accumulation units outstanding at end of period (000 omitted)     5,961     4,666     2,419      148       --      --
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (5/30/2000)
Accumulation unit value at beginning of period                            $  1.08   $  0.99   $  0.79   $ 0.98   $ 1.07   $1.00
Accumulation unit value at end of period                                  $  1.13   $  1.08   $  0.99   $ 0.79   $ 0.98   $1.07
Number of accumulation units outstanding at end of period (000 omitted)     1,667     1,729     1,701    1,879    1,109      17
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (8/30/2002)
Accumulation unit value at beginning of period                            $  1.20   $  1.14   $  0.97   $ 1.00       --      --
Accumulation unit value at end of period                                  $  1.34   $  1.20   $  1.14   $ 0.97       --      --
Number of accumulation units outstanding at end of period (000 omitted)       131       133       147        7       --      --
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (5/21/2002)
Accumulation unit value at beginning of period                            $  1.15   $  1.01   $  0.79   $ 1.00       --      --
Accumulation unit value at end of period                                  $  1.28   $  1.15   $  1.01   $ 0.79       --      --
Number of accumulation units outstanding at end of period (000 omitted)     2,006     2,012     1,723      544       --      --


--------------------------------------------------------------------------------
55 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                        2005     2004     2003     2002     2001    2000
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES (5/30/2000)
Accumulation unit value at beginning of period                            $ 0.67   $ 0.60   $ 0.45   $ 0.53   $ 0.76   $1.00
Accumulation unit value at end of period                                  $ 0.78   $ 0.67   $ 0.60   $ 0.45   $ 0.53   $0.76
Number of accumulation units outstanding at end of period (000 omitted)    1,129    1,200    1,252    1,444    1,359     155
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (5/21/2002)
Accumulation unit value at beginning of period                            $ 1.06   $ 1.00   $ 0.81   $ 1.00       --      --
Accumulation unit value at end of period                                  $ 1.10   $ 1.06   $ 1.00   $ 0.81       --      --
Number of accumulation units outstanding at end of period (000 omitted)      154      164      173        7       --      --
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.19   $ 1.00       --       --       --      --
Accumulation unit value at end of period                                  $ 1.25   $ 1.19       --       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)       10        5       --       --       --      --
PUTNAM VT VISTA FUND - CLASS IB SHARES (5/30/2000)
Accumulation unit value at beginning of period                            $ 0.63   $ 0.54   $ 0.41   $ 0.60   $ 0.92   $1.00
Accumulation unit value at end of period                                  $ 0.70   $ 0.63   $ 0.54   $ 0.41   $ 0.60   $0.92
Number of accumulation units outstanding at end of period (000 omitted)    2,053    2,468    3,036    3,391    7,086     487
RIVERSOURCE(SM) VARIABLE PORTFOLIO - BALANCED FUND (5/30/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                            $ 0.95   $ 0.88   $ 0.74   $ 0.86   $ 0.98   $1.00
Accumulation unit value at end of period                                  $ 0.98   $ 0.95   $ 0.88   $ 0.74   $ 0.86   $0.98
Number of accumulation units outstanding at end of period (000 omitted)      363      418      407      300      200       3
RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (5/30/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                            $ 1.03   $ 1.04   $ 1.05   $ 1.05   $ 1.03   $1.00
Accumulation unit value at end of period                                  $ 1.05   $ 1.03   $ 1.04   $ 1.05   $ 1.05   $1.03
Number of accumulation units outstanding at end of period (000 omitted)    2,189    2,285    2,810    3,130    3,857     618
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (5/21/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                            $ 1.10   $ 1.07   $ 1.04   $ 1.00       --      --
Accumulation unit value at end of period                                  $ 1.11   $ 1.10   $ 1.07   $ 1.04       --      --
Number of accumulation units outstanding at end of period (000 omitted)    2,772    3,020    1,965      309       --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (5/21/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                            $ 1.27   $ 1.09   $ 0.78   $ 1.00       --      --
Accumulation unit value at end of period                                  $ 1.42   $ 1.27   $ 1.09   $ 0.78       --      --
Number of accumulation units outstanding at end of period (000 omitted)    4,025    1,215    1,143      309       --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                            $ 1.17   $ 1.00       --       --       --      --
Accumulation unit value at end of period                                  $ 1.55   $ 1.17       --       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)    1,977    1,018       --       --       --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND (5/21/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                            $ 1.04   $ 0.97   $ 0.81   $ 1.00       --      --
Accumulation unit value at end of period                                  $ 1.11   $ 1.04   $ 0.97   $ 0.81       --      --
Number of accumulation units outstanding at end of period (000 omitted)       21       24       64       --       --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning of period                            $ 1.09   $ 1.00       --       --       --      --
Accumulation unit value at end of period                                  $ 1.11   $ 1.09       --       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)      518      102       --       --       --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND)
Accumulation unit value at beginning of period                            $ 1.10   $ 1.00       --       --       --      --
Accumulation unit value at end of period                                  $ 1.12   $ 1.10       --       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)       --       --       --       --       --      --


--------------------------------------------------------------------------------
56 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                        2005     2004     2003     2002     2001    2000
----------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit value at beginning of period                            $ 1.14   $ 1.00       --       --       --      --
Accumulation unit value at end of period                                  $ 1.28   $ 1.14       --       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)       --       --       --       --       --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                            $ 1.05   $ 1.00       --       --       --      --
Accumulation unit value at end of period                                  $ 1.10   $ 1.05       --       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)    5,948    4,432       --       --       --      --

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP
 EQUITY FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                            $ 1.10   $ 1.00       --       --       --      --
Accumulation unit value at end of period                                  $ 1.14   $ 1.10       --       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)       15        4       --       --       --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (8/30/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                            $ 1.32   $ 1.23   $ 1.02   $ 1.00       --      --
Accumulation unit value at end of period                                  $ 1.44   $ 1.32   $ 1.23   $ 1.02       --      --
Number of accumulation units outstanding at end of period (000 omitted)      409      323       20       --       --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (5/30/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                            $ 0.73   $ 0.71   $ 0.58   $ 0.75   $ 0.92   $1.00
Accumulation unit value at end of period                                  $ 0.73   $ 0.73   $ 0.71   $ 0.58   $ 0.75   $0.92
Number of accumulation units outstanding at end of period (000 omitted)    3,017    2,974    2,025      683      193      32

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP
 EQUITY FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (5/30/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                            $ 0.84   $ 0.77   $ 0.61   $ 0.80   $ 0.92   $1.00
Accumulation unit value at end of period                                  $ 0.86   $ 0.84   $ 0.77   $ 0.61   $ 0.80   $0.92
Number of accumulation units outstanding at end of period (000 omitted)    5,706    5,760    6,015    4,960    1,756     110
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND)
Accumulation unit value at beginning of period                            $ 1.10   $ 1.00       --       --       --      --
Accumulation unit value at end of period                                  $ 1.09   $ 1.10       --       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)       --       --       --       --       --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (5/30/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                            $ 1.16   $ 1.16   $ 1.16   $ 1.11   $ 1.06   $1.00
Accumulation unit value at end of period                                  $ 1.16   $ 1.16   $ 1.16   $ 1.16   $ 1.11   $1.06
Number of accumulation units outstanding at end of period (000 omitted)    5,626    6,160    7,749    5,451    1,321      34
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (5/30/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                            $ 1.34   $ 1.14   $ 0.78   $ 0.96   $ 1.04   $1.00
Accumulation unit value at end of period                                  $ 1.38   $ 1.34   $ 1.14   $ 0.78   $ 0.96   $1.04
Number of accumulation units outstanding at end of period (000 omitted)      270      221      214      161       57      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (5/21/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                            $ 1.27   $ 1.07   $ 0.79   $ 1.00       --      --
Accumulation unit value at end of period                                  $ 1.32   $ 1.27   $ 1.07   $ 0.79       --      --
Number of accumulation units outstanding at end of period (000 omitted)    3,634    1,986      384       45       --      --
STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.27   $ 1.20   $ 1.00       --       --      --
Accumulation unit value at end of period                                  $ 1.24   $ 1.27   $ 1.20       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)      948      461      190       --       --      --


--------------------------------------------------------------------------------
57 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                        2005     2004     2003    2002    2001    2000
-------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.68   $ 1.43   $1.00      --      --      --
Accumulation unit value at end of period                                  $ 1.87   $ 1.68   $1.43      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        6       --      --      --      --      --
STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.04   $ 1.01   $1.00      --      --      --
Accumulation unit value at end of period                                  $ 1.05   $ 1.04   $1.01      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        6        6       6      --      --      --
STI CLASSIC VARIABLE TRUST LARGE CAP RELATIVE VALUE FUND (1/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST GROWTH AND INCOME FUND)
Accumulation unit value at beginning of period                            $ 1.45   $ 1.28   $1.00      --      --      --
Accumulation unit value at end of period                                  $ 1.55   $ 1.45   $1.28      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       20       21       2      --      --      --
STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (1/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST VALUE INCOME STOCK FUND)
Accumulation unit value at beginning of period                            $ 1.43   $ 1.26   $1.00      --      --      --
Accumulation unit value at end of period                                  $ 1.47   $ 1.43   $1.26      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       92       95      78      --      --      --
STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.51   $ 1.31   $1.00      --      --      --
Accumulation unit value at end of period                                  $ 1.70   $ 1.51   $1.31      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       21       22       7      --      --      --
STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.72   $ 1.40   $1.00      --      --      --
Accumulation unit value at end of period                                  $ 1.90   $ 1.72   $1.40      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      465      277      26      --      --      --
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning of period                            $ 1.47   $ 1.26   $0.98   $1.00      --      --
Accumulation unit value at end of period                                  $ 1.51   $ 1.47   $1.26   $0.98      --      --
Number of accumulation units outstanding at end of period (000 omitted)    8,835    4,515     914     169      --      --
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning of period                            $ 1.36   $ 1.21   $0.96   $1.00      --      --
Accumulation unit value at end of period                                  $ 1.48   $ 1.36   $1.21   $0.96      --      --
Number of accumulation units outstanding at end of period (000 omitted)      452      499     282      74      --      --
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES (8/30/2002)
Accumulation unit value at beginning of period                            $ 1.75   $ 1.30   $0.96   $1.00      --      --
Accumulation unit value at end of period                                  $ 2.02   $ 1.75   $1.30   $0.96      --      --
Number of accumulation units outstanding at end of period (000 omitted)      118      141      91       1      --      --
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.38   $ 1.00      --      --      --      --
Accumulation unit value at end of period                                  $ 1.59   $ 1.38      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      224      147      --      --      --      --
WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.20   $ 1.00      --      --      --      --
Accumulation unit value at end of period                                  $ 1.44   $ 1.20      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)    1,561      853      --      --      --      --
WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.16   $ 1.00      --      --      --      --
Accumulation unit value at end of period                                  $ 1.27   $ 1.16      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)    1,911      915      --      --      --      --
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.08   $ 1.00      --      --      --      --
Accumulation unit value at end of period                                  $ 1.12   $ 1.08      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       --       --      --      --      --      --


--------------------------------------------------------------------------------
58 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                        2005    2004    2003    2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.08   $1.00      --      --      --      --
Accumulation unit value at end of period                                  $1.10   $1.08      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --      --      --      --
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.08   $1.00      --      --      --      --
Accumulation unit value at end of period                                  $1.13   $1.08      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      71      47      --      --      --      --
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.11   $1.00      --      --      --      --
Accumulation unit value at end of period                                  $1.20   $1.11      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --      --      --      --
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.06   $1.00      --      --      --      --
Accumulation unit value at end of period                                  $1.03   $1.06      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --      --      --      --
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period                                  $1.07   $1.03      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)     330      43      --      --      --      --
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.00   $1.00      --      --      --      --
Accumulation unit value at end of period                                  $1.01   $1.00      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       5      --      --      --      --      --
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.06   $1.00      --      --      --      --
Accumulation unit value at end of period                                  $1.11   $1.06      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --      --      --      --
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period                                  $1.04   $1.03      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)     249      65      --      --      --      --


--------------------------------------------------------------------------------
59 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                  2005    2004    2003     2002    2001    2000   1999    1998    1997   1996
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (7/31/2002)
Accumulation unit value at beginning of period      $ 1.37  $ 1.25  $ 0.95  $  1.00      --      --     --      --     --     --
Accumulation unit value at end of period            $ 1.42  $ 1.37  $ 1.25  $  0.95      --      --     --      --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                         870     898     614       11      --      --     --      --     --     --
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (8/26/1999)
Accumulation unit value at beginning of period      $ 0.95  $ 0.91  $ 0.71  $  0.95 $  1.26 $  1.43 $ 1.00      --     --     --
Accumulation unit value at end of period            $ 1.02  $ 0.95  $ 0.91  $  0.71 $  0.95 $  1.26 $ 1.43      --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                       2,133   2,822   2,936    3,287   4,269   3,037     57      --     --     --
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (3/1/2002)
Accumulation unit value at beginning of period      $ 1.06  $ 1.01  $ 0.79  $  1.00      --      --     --      --     --     --
Accumulation unit value at end of period            $ 1.13  $ 1.06  $ 1.01  $  0.79      --      --     --      --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                         234     212      71       --      --      --     --      --     --     --
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES (9/22/1999)
Accumulation unit value at beginning of period      $ 1.45  $ 1.28  $ 0.96  $  1.23 $  1.36 $  1.26 $ 1.00      --     --     --
Accumulation unit value at end of period            $ 1.57  $ 1.45  $ 1.28  $  0.96 $  1.23 $  1.36 $ 1.26      --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                         404     610     634      620     592     480      1      --     --     --
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (8/30/2002)
Accumulation unit value at beginning of period      $ 1.43  $ 1.25  $ 0.94  $  1.00      --      --     --      --     --     --
Accumulation unit value at end of period            $ 1.54  $ 1.43  $ 1.25  $  0.94      --      --     --      --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                         108     109      86       --      --      --     --      --     --     --
AIM V.I. CORE EQUITY FUND, SERIES I SHARES* (10/30/1997)
Accumulation unit value at beginning of period      $ 1.21  $ 1.13  $ 0.92  $  1.10 $  1.45 $  1.72 $ 1.30  $ 1.03  $1.00     --
Accumulation unit value at end of period            $ 1.26  $ 1.21  $ 1.13  $  0.92 $  1.10 $  1.45 $ 1.72  $ 1.30  $1.03     --
Number of accumulation units outstanding
at end of period (000 omitted)                       3,274   4,188   4,903    5,619   6,927   7,597  5,343   2,495     69     --

*AIM V. I. PREMIER EQUITY FUND, SERIES I SHARES MERGED INTO AIM V. I. CORE EQUITY FUND, SERIES I SHARES ON APRIL 28, 2006.

AIM V.I. INTERNATIONAL GROWTH FUND, SERIES I SHARES (10/30/1997)
Accumulation unit value at beginning of period      $ 1.26  $ 1.03  $ 0.81  $  0.97 $  1.29 $  1.77 $ 1.16  $ 1.02  $1.00     --
Accumulation unit value at end of period            $ 1.46  $ 1.26  $ 1.03  $  0.81 $  0.97 $  1.29 $ 1.77  $ 1.16  $1.02     --
Number of accumulation units outstanding
at end of period (000 omitted)                       1,766   2,223   2,748    2,968   3,616   3,510  3,074     866     57     --
AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES* (10/30/1997)
Accumulation unit value at beginning of period      $ 1.10  $ 1.06  $ 0.86  $  1.25 $  1.45 $  1.72 $ 1.34  $ 1.03  $1.00     --
Accumulation unit value at end of period            $ 1.15  $ 1.10  $ 1.06  $  0.86 $  1.25 $  1.45 $ 1.72  $ 1.34  $1.03     --
Number of accumulation units outstanding
at end of period (000 omitted)                       6,624   7,985   9,246   10,223  11,706  11,388  5,638   1,779     66     --

*AIM V. I. PREMIER EQUITY FUND, SERIES I SHARES MERGED INTO AIM V. I. CORE EQUITY FUND, SERIES I SHARES ON APRIL 28, 2006.

AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES* (3/1/2002)
Accumulation unit value at beginning of period      $ 0.95  $ 0.91  $ 0.74  $  1.00      --      --     --      --     --     --
Accumulation unit value at end of period            $ 0.99  $ 0.95  $ 0.91  $  0.74      --      --     --      --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                          46      46      26       --      --      --     --      --     --     --

*AIM V. I. PREMIER EQUITY FUND, SERIES II SHARES MERGED INTO AIM V. I. CORE EQUITY FUND, SERIES II SHARES ON APRIL 28, 2006.

ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (9/22/1999)
Accumulation unit value at beginning of period      $ 0.67  $ 0.65  $ 0.46  $  0.79 $  1.08 $  1.40 $ 1.00      --     --     --
Accumulation unit value at end of period            $ 0.68  $ 0.67  $ 0.65  $  0.46 $  0.79 $  1.08 $ 1.40      --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                       1,202   1,283   1,451    1,387   1,958   2,278    105      --     --     --
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (8/30/2002)
Accumulation unit value at beginning of period      $ 1.36  $ 1.24  $ 0.95  $  1.00      --      --     --      --     --     --
Accumulation unit value at end of period            $ 1.41  $ 1.36  $ 1.24  $  0.95      --      --     --      --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                         407     363     215        2      --      --     --      --     --     --


--------------------------------------------------------------------------------
60 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                  2005    2004    2003    2002    2001    2000    1999    1998   1997   1996
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period      $ 1.20  $ 1.00      --      --      --      --      --     --     --     --
Accumulation unit value at end of period            $ 1.38  $ 1.20      --      --      --      --      --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                       2,056     303      --      --      --      --      --     --     --     --
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (9/22/1999)
Accumulation unit value at beginning of period      $ 0.70  $ 0.65  $ 0.54  $ 0.79  $ 0.96  $ 1.17  $ 1.00     --     --     --
Accumulation unit value at end of period            $ 0.79  $ 0.70  $ 0.65  $ 0.54  $ 0.79  $ 0.96  $ 1.17     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                       2,130   2,021   2,140   2,312   2,574   3,368      56     --     --     --
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (1/29/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period      $ 1.24  $ 1.15  $ 1.00      --      --      --      --     --     --     --
Accumulation unit value at end of period            $ 1.27  $ 1.24  $ 1.15      --      --      --      --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                          64      53       8      --      --      --      --     --     --     --
ALLIANCEBERNSTEIN VPS U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO (CLASS B) (9/22/1999)
Accumulation unit value at beginning of period      $ 1.28  $ 1.25  $ 1.23  $ 1.16  $ 1.09  $ 1.00  $ 1.00     --     --     --
Accumulation unit value at end of period            $ 1.29  $ 1.28  $ 1.25  $ 1.23  $ 1.16  $ 1.09  $ 1.00     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                       1,149   1,347   1,392   1,554   1,282     743       7     --     --     --
AMERICAN CENTURY VP INCOME & GROWTH, CLASS I (10/5/1998)
Accumulation unit value at beginning of period      $ 1.31  $ 1.18  $ 0.92  $ 1.16  $ 1.28  $ 1.46  $ 1.25  $1.00     --     --
Accumulation unit value at end of period            $ 1.35  $ 1.31  $ 1.18  $ 0.92  $ 1.16  $ 1.28  $ 1.46  $1.25     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                       1,390   1,530   1,720   1,915   2,134   2,294   1,834    137     --     --
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period      $ 1.05  $ 1.00      --      --      --      --      --     --     --     --
Accumulation unit value at end of period            $ 1.06  $ 1.05      --      --      --      --      --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                       3,417     474      --      --      --      --      --     --     --     --
AMERICAN CENTURY VP VALUE, CLASS I (10/5/1998)
Accumulation unit value at beginning of period      $ 1.76  $ 1.56  $ 1.23  $ 1.42  $ 1.28  $ 1.10  $ 1.12  $1.00     --     --
Accumulation unit value at end of period            $ 1.82  $ 1.76  $ 1.56  $ 1.23  $ 1.42  $ 1.28  $ 1.10  $1.12     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                       1,092   1,163   1,280   1,440   1,719   1,929   1,252    157     --     --
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period      $ 1.09  $ 1.00      --      --      --      --      --     --     --     --
Accumulation unit value at end of period            $ 1.13  $ 1.09      --      --      --      --      --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                          13       5      --      --      --      --      --     --     --     --
BARON CAPITAL ASSET FUND - INSURANCE SHARES (9/22/1999)
Accumulation unit value at beginning of period      $ 1.70  $ 1.37  $ 1.07  $ 1.27  $ 1.14  $ 1.19  $ 1.00     --     --     --
Accumulation unit value at end of period            $ 1.73  $ 1.70  $ 1.37  $ 1.07  $ 1.27  $ 1.14  $ 1.19     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                         441     480     522     518     617   1,639      31     --     --     --
CREDIT SUISSE TRUST - MID-CAP GROWTH PORTFOLIO (9/22/1999)
Accumulation unit value at beginning of period      $ 1.16  $ 1.04  $ 0.73  $ 1.05  $ 1.28  $ 1.31  $ 1.00     --     --     --
Accumulation unit value at end of period            $ 1.22  $ 1.16  $ 1.04  $ 0.73  $ 1.05  $ 1.28  $ 1.31     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                          46      54      97      73     125     795       6     --     --     --
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period      $ 1.03  $ 1.00      --      --      --      --      --     --     --     --
Accumulation unit value at end of period            $ 1.05  $ 1.03      --      --      --      --      --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                         542      80      --      --      --      --      --     --     --     --


--------------------------------------------------------------------------------
61 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                  2005    2004    2003    2002   2001   2000   1999   1998   1997   1996
---------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC , INITIAL SHARES (8/26/1999)
Accumulation unit value at beginning of period      $ 0.75  $ 0.72  $ 0.58  $0.82  $1.08  $1.23  $1.00     --     --     --
Accumulation unit value at end of period            $ 0.77  $ 0.75  $ 0.72  $0.58  $0.82  $1.08  $1.23     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                         419     461     433    431    434    423    123     --     --     --
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period      $ 1.03  $ 1.00      --     --     --     --     --     --     --     --
Accumulation unit value at end of period            $ 1.06  $ 1.03      --     --     --     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                          58      33      --     --     --     --     --     --     --     --
DREYFUS VARIABLE INVESTMENT FUND DISCIPLINED STOCK PORTFOLIO, INITIAL SHARES (8/26/1999)
Accumulation unit value at beginning of period      $ 0.86  $ 0.81  $ 0.66  $0.87  $1.02  $1.13  $1.00     --     --     --
Accumulation unit value at end of period            $ 0.90  $ 0.86  $ 0.81  $0.66  $0.87  $1.02  $1.13     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                         298     428     588    666    725    843    135     --     --     --
DREYFUS VARIABLE INVESTMENT FUND SMALL COMPANY STOCK PORTFOLIO, INITIAL SHARES (8/26/1999)
Accumulation unit value at beginning of period      $ 1.55  $ 1.32  $ 0.94  $1.19  $1.22  $1.14  $1.00     --     --     --
Accumulation unit value at end of period            $ 1.54  $ 1.55  $ 1.32  $0.94  $1.19  $1.22  $1.14     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                          10      17      18     20     20     20      1     --     --     --
EVERGREEN VA BALANCED FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period      $ 1.19  $ 1.14  $ 1.00  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period            $ 1.23  $ 1.19  $ 1.14  $1.00     --     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                         114     103      76     --     --     --     --     --     --     --
EVERGREEN VA CORE BOND FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period      $ 1.08  $ 1.06  $ 1.04  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period            $ 1.09  $ 1.08  $ 1.06  $1.04     --     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                       2,472   2,284   1,363    106     --     --     --     --     --     --
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (8/30/2002)
Accumulation unit value at beginning of period      $ 1.32  $ 1.23  $ 0.96  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period            $ 1.41  $ 1.32  $ 1.23  $0.96     --     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                       1,000     624     458     --     --     --     --     --     --     --
EVERGREEN VA GROWTH FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period      $ 1.51  $ 1.35  $ 0.99  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period            $ 1.58  $ 1.51  $ 1.35  $0.99     --     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                         267     205     138      4     --     --     --     --     --     --
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period      $ 1.29  $ 1.21  $ 1.04  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period            $ 1.29  $ 1.29  $ 1.21  $1.04     --     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                         763     952     751    103     --     --     --     --     --     --
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period      $ 1.41  $ 1.20  $ 0.93  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period            $ 1.61  $ 1.41  $ 1.20  $0.93     --     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                         623     663     493     12     --     --     --     --     --     --
EVERGREEN VA OMEGA FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period      $ 1.40  $ 1.33  $ 0.96  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period            $ 1.43  $ 1.40  $ 1.33  $0.96     --     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                         573     580     441     13     --     --     --     --     --     --


--------------------------------------------------------------------------------
62 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                  2005    2004    2003    2002    2001    2000    1999   1998   1997   1996
------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period      $ 1.44  $ 1.21  $ 0.95  $ 1.00      --      --     --     --     --     --
Accumulation unit value at end of period            $ 1.57  $ 1.44  $ 1.21  $ 0.95      --      --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                       1,360   1,273     460       7      --      --     --     --     --     --
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period      $ 1.33  $ 1.24  $ 1.08  $ 1.00      --      --     --     --     --     --
Accumulation unit value at end of period            $ 1.29  $ 1.33  $ 1.24  $ 1.08      --      --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                       2,518   2,479     927       4      --      --     --     --     --     --
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period      $ 1.10  $ 1.06  $ 0.91  $ 1.00      --      --     --     --     --     --
Accumulation unit value at end of period            $ 1.14  $ 1.10  $ 1.06  $ 0.91      --      --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                          56      46      13      --      --      --     --     --     --     --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (8/30/2002)
Accumulation unit value at beginning of period      $ 1.39  $ 1.23  $ 0.97  $ 1.00      --      --     --     --     --     --
Accumulation unit value at end of period            $ 1.60  $ 1.39  $ 1.23  $ 0.97      --      --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                       5,827   3,099   1,289       8      --      --     --     --     --     --
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period      $ 1.07  $ 1.07  $ 0.87  $ 0.95  $ 1.00      --     --     --     --     --
Accumulation unit value at end of period            $ 1.27  $ 1.07  $ 1.07  $ 0.87  $ 0.95      --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                          91      75      59       7       1      --     --     --     --     --
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (9/22/1999)
Accumulation unit value at beginning of period      $ 0.94  $ 0.90  $ 0.74  $ 0.90  $ 1.00  $ 1.05  $1.00     --     --     --
Accumulation unit value at end of period            $ 0.99  $ 0.94  $ 0.90  $ 0.74  $ 0.90  $ 1.00  $1.05     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                       1,630   1,820   1,884   1,684   1,678   1,383     71     --     --     --
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period      $ 1.06  $ 1.02  $ 0.85  $ 1.00      --      --     --     --     --     --
Accumulation unit value at end of period            $ 1.12  $ 1.06  $ 1.02  $ 0.85      --      --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                         312     299       1      --      --      --     --     --     --     --
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period      $ 0.97  $ 0.95  $ 0.73  $ 1.00      --      --     --     --     --     --
Accumulation unit value at end of period            $ 1.01  $ 0.97  $ 0.95  $ 0.73      --      --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                         744     882     256      14      --      --     --     --     --     --
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period      $ 1.25  $ 1.16  $ 0.93  $ 0.91  $ 1.00      --     --     --     --     --
Accumulation unit value at end of period            $ 1.26  $ 1.25  $ 1.16  $ 0.93  $ 0.91      --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                         208     190     108      24       3      --     --     --     --     --
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (9/22/1999)
Accumulation unit value at beginning of period      $ 2.33  $ 1.90  $ 1.39  $ 1.56  $ 1.64  $ 1.24  $1.00     --     --     --
Accumulation unit value at end of period            $ 2.72  $ 2.33  $ 1.90  $ 1.39  $ 1.56  $ 1.64  $1.24     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                       1,747   1,964   2,236   2,384   2,142   2,714     44     --     --     --
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period      $ 1.58  $ 1.29  $ 0.94  $ 1.06  $ 1.00      --     --     --     --     --
Accumulation unit value at end of period            $ 1.84  $ 1.58  $ 1.29  $ 0.94  $ 1.06      --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                       2,336   1,901   1,151     250      94      --     --     --     --     --


--------------------------------------------------------------------------------
63 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                  2005    2004    2003    2002    2001    2000    1999   1998   1997   1996
------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS (9/22/1999)
Accumulation unit value at beginning of period      $ 0.95  $ 0.85  $ 0.60  $ 0.76  $ 0.98  $ 1.23  $1.00     --     --     --
Accumulation unit value at end of period            $ 1.11  $ 0.95  $ 0.85  $ 0.60  $ 0.76  $ 0.98  $1.23     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                         465     499     510     568     529     516     33     --     --     --
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period      $ 1.63  $ 1.46  $ 1.00      --      --      --     --     --     --     --
Accumulation unit value at end of period            $ 1.91  $ 1.63  $ 1.46      --      --      --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                         906     193       1      --      --      --     --     --     --     --
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period      $ 1.41  $ 1.26  $ 0.97  $ 0.99  $ 0.99  $ 1.00     --     --     --     --
Accumulation unit value at end of period            $ 1.41  $ 1.41  $ 1.26  $ 0.97  $ 0.99  $ 0.99     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                       1,286   1,054     597     224     101      34     --     --     --     --
FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (9/22/1999)
Accumulation unit value at beginning of period      $ 2.34  $ 1.80  $ 1.34  $ 1.33  $ 1.25  $ 0.97  $1.00     --     --     --
Accumulation unit value at end of period            $ 2.61  $ 2.34  $ 1.80  $ 1.34  $ 1.33  $ 1.25  $0.97     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                         734     760     676     542     325     202      1     --     --     --
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period      $ 1.40  $ 1.14  $ 0.88  $ 1.00      --      --     --     --     --     --
Accumulation unit value at end of period            $ 1.50  $ 1.40  $ 1.14  $ 0.88      --      --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                         873     749     442      55      --      --     --     --     --     --
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period      $ 0.53  $ 0.48  $ 0.36  $ 0.51  $ 0.61  $ 1.00     --     --     --     --
Accumulation unit value at end of period            $ 0.55  $ 0.53  $ 0.48  $ 0.36  $ 0.51  $ 0.61     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                       2,089   2,279   1,928     967     723     260     --     --     --     --
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (9/22/1999)
Accumulation unit value at beginning of period      $ 1.47  $ 1.32  $ 1.07  $ 1.23  $ 1.17  $ 1.05  $1.00     --     --     --
Accumulation unit value at end of period            $ 1.60  $ 1.47  $ 1.32  $ 1.07  $ 1.23  $ 1.17  $1.05     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                      11,340  11,643   4,692     966     546     170     31     --     --     --
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period      $ 1.28  $ 1.09  $ 0.84  $ 1.00      --      --     --     --     --     --
Accumulation unit value at end of period            $ 1.39  $ 1.28  $ 1.09  $ 0.84      --      --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                       1,549   1,200   1,018     286      --      --     --     --     --     --
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period      $ 1.16  $ 1.00      --      --      --      --     --     --     --     --
Accumulation unit value at end of period            $ 1.11  $ 1.16      --      --      --      --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                       1,290     196      --      --      --      --     --     --     --     --
GOLDMAN SACHS VIT CAPITAL GROWTH FUND (9/22/1999)
Accumulation unit value at beginning of period      $ 0.87  $ 0.81  $ 0.66  $ 0.88  $ 1.05  $ 1.16  $1.00     --     --     --
Accumulation unit value at end of period            $ 0.88  $ 0.87  $ 0.81  $ 0.66  $ 0.88  $ 1.05  $1.16     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                         426     462     442     462     626     613    226     --     --     --
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND (9/22/1999)
(PREVIOUSLY GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period      $ 0.97  $ 0.85  $ 0.67  $ 0.87  $ 1.00  $ 1.12  $1.00     --     --     --
Accumulation unit value at end of period            $ 1.02  $ 0.97  $ 0.85  $ 0.67  $ 0.87  $ 1.00  $1.12     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                       1,581   1,430   1,449   1,109   1,183   1,247    480     --     --     --


--------------------------------------------------------------------------------
64 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                               2005    2004    2003    2002    2001    2000     1999    1998    1997     1996
----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND (9/22/1999)
Accumulation unit value at beginning of period   $ 1.00  $ 0.89  $ 0.67  $ 0.83  $ 1.08  $  1.27  $ 1.00      --       --       --
Accumulation unit value at end of period         $ 1.12  $ 1.00  $ 0.89  $ 0.67  $ 0.83  $  1.08  $ 1.27      --       --       --
Number of accumulation units outstanding
at end of period (000 omitted)                      191     137     125     113      84      195      30      --       --       --
GOLDMAN SACHS VIT MID CAP VALUE FUND (10/4/1999)
Accumulation unit value at beginning of period   $ 2.06  $ 1.66  $ 1.31  $ 1.40  $ 1.26  $  0.98  $ 1.00      --       --       --
Accumulation unit value at end of period         $ 2.30  $ 2.06  $ 1.66  $ 1.31  $ 1.40  $  1.26  $ 0.98      --       --       --
Number of accumulation units outstanding
at end of period (000 omitted)                    1,230     591     432     423     280       64      79      --       --       --
JANUS ASPEN SERIES BALANCED PORTFOLIO: INSTITUTIONAL SHARES (10/30/1997)
Accumulation unit value at beginning of period   $ 1.70  $ 1.59  $ 1.41  $ 1.53  $ 1.63  $  1.69  $ 1.35  $ 1.02   $ 1.00       --
Accumulation unit value at end of period         $ 1.81  $ 1.70  $ 1.59  $ 1.41  $ 1.53  $  1.63  $ 1.69  $ 1.35   $ 1.02       --
Number of accumulation units outstanding
at end of period (000 omitted)                    5,177   6,202   7,217   8,096   9,901   11,285   8,581   2,680       69       --
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (5/2/2000)
Accumulation unit value at beginning of period   $ 0.35  $ 0.35  $ 0.25  $ 0.42  $ 0.68  $  1.00      --      --       --       --
Accumulation unit value at end of period         $ 0.39  $ 0.35  $ 0.35  $ 0.25  $ 0.42  $  0.68      --      --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                         843     717     751     779     878      898      --      --       --       --
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES (5/2/2000)
Accumulation unit value at beginning of period   $ 0.68  $ 0.58  $ 0.44  $ 0.60  $ 0.80  $  1.00      --      --       --       --
Accumulation unit value at end of period         $ 0.89  $ 0.68  $ 0.58  $ 0.44  $ 0.60  $  0.80      --      --       --       --
Number of accumulation units outstanding
at end of period (000 omitted)                    1,039     951   2,119   1,323   1,719    1,304      --      --       --       --
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (5/2/2000)
Accumulation unit value at beginning of period   $ 0.58  $ 0.57  $ 0.44  $ 0.61  $ 0.82  $  1.00      --      --       --       --
Accumulation unit value at end of period         $ 0.60  $ 0.58  $ 0.57  $ 0.44  $ 0.61  $  0.82      --      --       --       --
Number of accumulation units outstanding
at end of period (000 omitted)                    1,775   1,862   2,188   2,583   3,385    2,472      --      --       --       --
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES (5/2/2000)
Accumulation unit value at beginning of period   $ 0.47  $ 0.39  $ 0.30  $ 0.42  $ 0.70  $  1.00      --      --       --       --
Accumulation unit value at end of period         $ 0.52  $ 0.47  $ 0.39  $ 0.30  $ 0.42  $  0.70      --      --       --       --
Number of accumulation units outstanding
at end of period (000 omitted)                    1,293   1,661   1,578   1,833   2,218    1,737      --      --       --       --
JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO: INSTITUTIONAL SHARES (10/30/1997)
Accumulation unit value at beginning of period   $ 1.25  $ 1.21  $ 0.99  $ 1.34  $ 1.76  $  2.11  $ 1.30  $ 1.03   $ 1.00       --
Accumulation unit value at end of period         $ 1.30  $ 1.25  $ 1.21  $ 0.99  $ 1.34  $  1.76  $ 2.11  $ 1.30   $ 1.03       --
Number of accumulation units outstanding
at end of period (000 omitted)                    2,653   3,304   3,909   4,305   5,322    5,746   3,751   1,721       62       --
JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO (9/22/1999)
Accumulation unit value at beginning of period   $ 0.82  $ 0.76  $ 0.60  $ 0.81  $ 0.94  $  1.07  $ 1.00      --       --       --
Accumulation unit value at end of period         $ 0.82  $ 0.82  $ 0.76  $ 0.60  $ 0.81  $  0.94  $ 1.07      --       --       --
Number of accumulation units outstanding
at end of period (000 omitted)                      902     786     826     719     700      673      51      --       --       --
LAZARD RETIREMENT EQUITY PORTFOLIO (9/22/1999)
Accumulation unit value at beginning of period   $ 1.01  $ 0.92  $ 0.75  $ 0.91  $ 1.00  $  1.01  $ 1.00      --       --       --
Accumulation unit value at end of period         $ 1.03  $ 1.01  $ 0.92  $ 0.75  $ 0.91  $  1.00  $ 1.01      --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                         104     127     133     122     168      154       1      --       --       --
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO (9/22/1999)
Accumulation unit value at beginning of period   $ 0.91  $ 0.80  $ 0.63  $ 0.72  $ 0.96  $  1.07  $ 1.00      --       --       --
Accumulation unit value at end of period         $ 0.99  $ 0.91  $ 0.80  $ 0.63  $ 0.72  $  0.96  $ 1.07      --       --       --
Number of accumulation units outstanding at
end of period (000 omitted)                         157     147     133      79      82       62       1      --       --       --


--------------------------------------------------------------------------------
65 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                              2005    2004    2003    2002    2001    2000    1999    1998    1997    1996
------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period  $ 1.32  $ 1.23  $ 1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period        $ 1.36  $ 1.32  $ 1.23      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                     145     214      58      --      --      --      --      --      --      --
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (3/3/2000)
Accumulation unit value at beginning of period  $ 0.87  $ 0.79  $ 0.66  $ 0.84  $ 1.02  $ 1.00      --      --      --      --
Accumulation unit value at end of period        $ 0.92  $ 0.87  $ 0.79  $ 0.66  $ 0.84  $ 1.02      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                     657     588     505     346     219      67      --      --      --      --
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period  $ 1.05  $ 0.96  $ 0.80  $ 1.00      --      --      --      --      --      --
Accumulation unit value at end of period        $ 1.11  $ 1.05  $ 0.96  $ 0.80      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                     184     189       5      --      --      --      --      --      --      --
MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS (9/22/1999)
Accumulation unit value at beginning of period  $ 1.24  $ 1.18  $ 0.89  $ 1.33  $ 1.42  $ 1.47  $ 1.00      --      --      --
Accumulation unit value at end of period        $ 1.29  $ 1.24  $ 1.18  $ 0.89  $ 1.33  $ 1.42  $ 1.47      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                     994   1,044   1,301   1,252   1,506   2,229      64      --      --      --
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period  $ 1.01  $ 0.97  $ 0.73  $ 1.00      --      --      --      --      --      --
Accumulation unit value at end of period        $ 1.05  $ 1.01  $ 0.97  $ 0.73      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                     203     227     180      20      --      --      --      --      --      --
MFS(R) RESEARCH SERIES - INITIAL CLASS (9/22/1999)
Accumulation unit value at beginning of period  $ 0.88  $ 0.77  $ 0.63  $ 0.85  $ 1.09  $ 1.16  $ 1.00      --      --      --
Accumulation unit value at end of period        $ 0.94  $ 0.88  $ 0.77  $ 0.63  $ 0.85  $ 1.09  $ 1.16      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                   1,120   1,634   1,404   1,695   1,873   1,902     242      --      --      --
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period  $ 1.16  $ 1.06  $ 0.93  $ 1.00      --      --      --      --      --      --
Accumulation unit value at end of period        $ 1.17  $ 1.16  $ 1.06  $ 0.93      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                   3,304   3,221   1,510      11      --      --      --      --      --      --
MFS(R) UTILITIES SERIES - INITIAL CLASS (9/22/1999)
Accumulation unit value at beginning of period  $ 1.24  $ 0.97  $ 0.72  $ 0.95  $ 1.27  $ 1.20  $ 1.00      --      --      --
Accumulation unit value at end of period        $ 1.43  $ 1.24  $ 0.97  $ 0.72  $ 0.95  $ 1.27  $ 1.20      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                   1,748   1,935   1,996   2,205   2,550   1,939      30      --      --      --
MFS(R) UTILITIES SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period  $ 1.46  $ 1.14  $ 0.85  $ 1.00      --      --      --      --      --      --
Accumulation unit value at end of period        $ 1.67  $ 1.46  $ 1.14  $ 0.85      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                     159      55      38       6      --      --      --      --      --      --
OPCAP EQUITY PORTFOLIO (10/30/1997)
Accumulation unit value at beginning of period  $ 1.29  $ 1.17  $ 0.92  $ 1.19  $ 1.30  $ 1.20  $ 1.19  $ 1.07  $ 1.00      --
Accumulation unit value at end of period        $ 1.36  $ 1.29  $ 1.17  $ 0.92  $ 1.19  $ 1.30  $ 1.20  $ 1.19  $ 1.07      --
Number of accumulation units outstanding
at end of period (000 omitted)                     942   1,139   1,313   1,473   1,734   2,097   1,705   1,059      63      --
OPCAP MANAGED PORTFOLIO (2/21/1995)
Accumulation unit value at beginning of period  $ 2.28  $ 2.08  $ 1.73  $ 2.12  $ 2.26  $ 2.09  $ 2.02  $ 1.91  $ 1.58  $ 1.31
Accumulation unit value at end of period        $ 2.36  $ 2.28  $ 2.08  $ 1.73  $ 2.12  $ 2.26  $ 2.09  $ 2.02  $ 1.91  $ 1.58
Number of accumulation units outstanding
at end of period (000 omitted)                   1,932   2,613   3,074   3,505   4,419   5,334   5,792   5,686   4,134   2,462


--------------------------------------------------------------------------------
66 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                              2005    2004    2003    2002    2001    2000    1999    1998    1997    1996
------------------------------------------------------------------------------------------------------------------------------
OPCAP SMALL CAP PORTFOLIO (10/30/1997)
Accumulation unit value at beginning of period  $ 1.68  $ 1.45  $ 1.03  $ 1.33  $ 1.25  $ 0.88  $ 0.91  $ 1.01   $1.00      --
Accumulation unit value at end of period        $ 1.66  $ 1.68  $ 1.45  $ 1.03  $ 1.33  $ 1.25  $ 0.88  $ 0.91   $1.01      --
Number of accumulation units outstanding
at end of period (000 omitted)                   1,533   1,781   2,149   2,331   2,776   3,515   2,984   1,413      87      --
OPPENHEIMER CAPITAL APPRECIATION FUND/VA (10/30/1997)
Accumulation unit value at beginning of period  $ 1.44  $ 1.37  $ 1.06  $ 1.47  $ 1.71  $ 1.73  $ 1.24  $ 1.02   $1.00      --
Accumulation unit value at end of period        $ 1.50  $ 1.44  $ 1.37  $ 1.06  $ 1.47  $ 1.71  $ 1.73  $ 1.24   $1.02      --
Number of accumulation units outstanding
at end of period (000 omitted)                   2,982   3,602   4,247   4,574   5,441   6,036   4,244   1,867      67      --
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (8/30/2002)
Accumulation unit value at beginning of period  $ 1.31  $ 1.25  $ 0.97  $ 1.00      --      --      --      --      --      --
Accumulation unit value at end of period        $ 1.35  $ 1.31  $ 1.25  $ 0.97      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                     300     302     167      --      --      --      --      --      --      --
OPPENHEIMER GLOBAL SECURITIES FUND/VA (8/26/1999)
Accumulation unit value at beginning of period  $ 1.64  $ 1.40  $ 0.99  $ 1.29  $ 1.49  $ 1.44  $ 1.00      --      --      --
Accumulation unit value at end of period        $ 1.85  $ 1.64  $ 1.40  $ 0.99  $ 1.29  $ 1.49  $ 1.44      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                     166     219     151     154     158     155       1      --      --      --
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (5/1/2002)
Accumulation unit value at beginning of period  $ 1.28  $ 1.09  $ 0.77  $ 1.00      --      --      --      --      --      --
Accumulation unit value at end of period        $ 1.43  $ 1.28  $ 1.09  $ 0.77      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                     833     690     347      12      --      --      --      --      --      --
OPPENHEIMER HIGH INCOME FUND/VA (10/30/1997)
Accumulation unit value at beginning of period  $ 1.24  $ 1.16  $ 0.95  $ 0.98  $ 0.98  $ 1.03  $ 1.00  $ 1.01   $1.00      --
Accumulation unit value at end of period        $ 1.26  $ 1.24  $ 1.16  $ 0.95  $ 0.98  $ 0.98  $ 1.03  $ 1.00   $1.01      --
Number of accumulation units outstanding
at end of period (000 omitted)                   1,977   2,447   2,742   3,065   3,906   4,453   3,718   2,185      77      --
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period  $ 1.29  $ 1.21  $ 1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period        $ 1.30  $ 1.29  $ 1.21      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                     486     491     449      --      --      --      --      --      --      --
OPPENHEIMER MAIN STREET FUND/VA (8/26/1999)
Accumulation unit value at beginning of period  $ 0.95  $ 0.88  $ 0.71  $ 0.88  $ 0.99  $ 1.10  $ 1.00      --      --      --
Accumulation unit value at end of period        $ 0.99  $ 0.95  $ 0.88  $ 0.71  $ 0.88  $ 0.99  $ 1.10      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                     449     560     465     538     591     680      34      --      --      --
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (7/31/2002)
Accumulation unit value at beginning of period  $ 1.59  $ 1.35  $ 0.95  $ 1.00      --      --      --      --      --      --
Accumulation unit value at end of period        $ 1.72  $ 1.59  $ 1.35  $ 0.95      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                     355     322     247       4      --      --      --      --      --      --
OPPENHEIMER STRATEGIC BOND FUND/VA (8/26/1999)
Accumulation unit value at beginning of period  $ 1.43  $ 1.34  $ 1.15  $ 1.08  $ 1.05  $ 1.04  $ 1.00      --      --      --
Accumulation unit value at end of period        $ 1.45  $ 1.43  $ 1.34  $ 1.15  $ 1.08  $ 1.05  $ 1.04      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                     276     275     247     268     238     268      44      --      --      --
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (5/1/2002)
Accumulation unit value at beginning of period  $ 1.27  $ 1.19  $ 1.03  $ 1.00      --      --      --      --      --      --
Accumulation unit value at end of period        $ 1.29  $ 1.27  $ 1.19  $ 1.03      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                   4,642   2,922   1,544      10      --      --      --      --      --      --


--------------------------------------------------------------------------------
67 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                              2005    2004    2003    2002    2001    2000    1999    1998    1997    1996
------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IA SHARES (2/21/1995)
Accumulation unit value at beginning of period  $ 1.73  $ 1.60  $ 1.35  $ 1.29  $ 1.26  $ 1.27  $ 1.27  $ 1.30  $ 1.23  $ 1.15
Accumulation unit value at end of period        $ 1.76  $ 1.73  $ 1.60  $ 1.35  $ 1.29  $ 1.26  $ 1.27  $ 1.27  $ 1.30  $ 1.23
Number of accumulation units outstanding
at end of period (000 omitted)                   2,144   2,899   3,536   4,181   5,433   6,502   6,356   5,963   3,151   1,824
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB SHARES (10/5/1998)
Accumulation unit value at beginning of period  $ 1.34  $ 1.25  $ 1.06  $ 1.01  $ 0.99  $ 1.01  $ 1.00  $ 1.00      --      --
Accumulation unit value at end of period        $ 1.37  $ 1.34  $ 1.25  $ 1.06  $ 1.01  $ 0.99  $ 1.01  $ 1.00      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                   1,973   2,283   2,512   2,872   3,528   4,032   2,911     344      --      --
PUTNAM VT GLOBAL EQUITY FUND - CLASS IA SHARES (6/10/1997)
Accumulation unit value at beginning of period  $ 1.10  $ 0.98  $ 0.77  $ 1.00  $ 1.44  $ 2.08  $ 1.28  $ 1.00  $ 1.00      --
Accumulation unit value at end of period        $ 1.18  $ 1.10  $ 0.98  $ 0.77  $ 1.00  $ 1.44  $ 2.08  $ 1.28  $ 1.00      --
Number of accumulation units outstanding
at end of period (000 omitted)                   1,148   1,504   1,853   2,036   2,188   1,852   1,412     996     388      --
PUTNAM VT GROWTH AND INCOME FUND - CLASS IA SHARES (2/21/1995)
Accumulation unit value at beginning of period  $ 2.34  $ 2.13  $ 1.69  $ 2.11  $ 2.28  $ 2.14  $ 2.14  $ 1.88  $ 1.53  $ 1.27
Accumulation unit value at end of period        $ 2.43  $ 2.34  $ 2.13  $ 1.69  $ 2.11  $ 2.28  $ 2.14  $ 2.14  $ 1.88  $ 1.53
Number of accumulation units outstanding
at end of period (000 omitted)                   3,345   4,457   5,362   6,087   7,387   8,782   9,311   9,161   6,452   3,655
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (10/5/1998)
Accumulation unit value at beginning of period  $ 1.28  $ 1.16  $ 0.93  $ 1.16  $ 1.26  $ 1.18  $ 1.18  $ 1.00      --      --
Accumulation unit value at end of period        $ 1.32  $ 1.28  $ 1.16  $ 0.93  $ 1.16  $ 1.26  $ 1.18  $ 1.18      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                   4,185   4,645   5,239   5,706   6,280   6,616   4,302     239      --      --
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (5/1/2002)
Accumulation unit value at beginning of period  $ 1.03  $ 0.98  $ 0.84  $ 1.00      --      --      --      --      --      --
Accumulation unit value at end of period        $ 1.15  $ 1.03  $ 0.98  $ 0.84      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                     167     147      87      12      --      --      --      --      --      --
PUTNAM VT HIGH YIELD FUND - CLASS IA SHARES (2/21/1995)
Accumulation unit value at beginning of period  $ 1.72  $ 1.57  $ 1.26  $ 1.28  $ 1.25  $ 1.38  $ 1.33  $ 1.43  $ 1.27  $ 1.14
Accumulation unit value at end of period        $ 1.75  $ 1.72  $ 1.57  $ 1.26  $ 1.28  $ 1.25  $ 1.38  $ 1.33  $ 1.43  $ 1.27
Number of accumulation units outstanding
at end of period (000 omitted)                     870   1,300   1,564   1,898   2,714   3,230   3,544   3,846   2,321   1,270
PUTNAM VT HIGH YIELD FUND - CLASS IB SHARES (10/5/1998)
Accumulation unit value at beginning of period  $ 1.29  $ 1.19  $ 0.95  $ 0.97  $ 0.95  $ 1.05  $ 1.01  $ 1.00      --      --
Accumulation unit value at end of period        $ 1.31  $ 1.29  $ 1.19  $ 0.95  $ 0.97  $ 0.95  $ 1.05  $ 1.01      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                     974   1,139   1,246   1,409   1,726   1,912   1,297     130      --      --
PUTNAM VT INCOME FUND - CLASS IB SHARES (3/1/2002)
Accumulation unit value at beginning of period  $ 1.11  $ 1.08  $ 1.05  $ 1.00      --      --      --      --      --      --
Accumulation unit value at end of period        $ 1.12  $ 1.11  $ 1.08  $ 1.05      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      45      45      82       7      --      --      --      --      --      --
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (9/22/1999)
Accumulation unit value at beginning of period  $ 1.10  $ 0.96  $ 0.76  $ 0.93  $ 1.19  $ 1.33  $ 1.00      --      --      --
Accumulation unit value at end of period        $ 1.21  $ 1.10  $ 0.96  $ 0.76  $ 0.93  $ 1.19  $ 1.33      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                   2,185   2,258   2,177   1,856   1,775   2,192     347      --      --      --
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND - CLASS IB SHARES (8/26/1999)
Accumulation unit value at beginning of period  $ 1.16  $ 0.97  $ 0.72  $ 0.84  $ 1.08  $ 1.08  $ 1.00      --      --      --
Accumulation unit value at end of period        $ 1.31  $ 1.16  $ 0.97  $ 0.72  $ 0.84  $ 1.08  $ 1.08      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                       8       7       7      42      55     174       7      --      --      --


--------------------------------------------------------------------------------
68 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                              2005    2004    2003    2002    2001    2000    1999    1998    1997    1996
------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES (9/22/1999)
Accumulation unit value at beginning of period  $ 0.81  $ 0.73  $ 0.55  $ 0.65  $ 0.93  $ 1.53  $ 1.00      --      --      --
Accumulation unit value at end of period        $ 0.95  $ 0.81  $ 0.73  $ 0.55  $ 0.65  $ 0.93  $ 1.53      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                     461     485   1,788     762   3,607     847      35      --      --      --
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IA SHARES (2/21/1995)
Accumulation unit value at beginning of period  $ 1.86  $ 1.70  $ 1.30  $ 1.89  $ 2.74  $ 3.76  $ 2.25  $ 1.84  $ 1.51  $ 1.39
Accumulation unit value at end of period        $ 2.02  $ 1.86  $ 1.70  $ 1.30  $ 1.89  $ 2.74  $ 3.76  $ 2.25  $ 1.84  $ 1.51
Number of accumulation units outstanding
at end of period (000 omitted)                   2,187   2,928   3,442   4,079   4,835   5,123   5,476   5,798   4,575   2,980
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period  $ 1.35  $ 1.27  $ 1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period        $ 1.39  $ 1.35  $ 1.27      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                       3       3       3      --      --      --      --      --      --      --
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period  $ 1.19  $ 1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period        $ 1.25  $ 1.19      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      27       4      --      --      --      --      --      --      --      --
PUTNAM VT VISTA FUND - CLASS IB SHARES (8/26/1999)
Accumulation unit value at beginning of period  $ 0.96  $ 0.82  $ 0.63  $ 0.92  $ 1.40  $ 1.48  $ 1.00      --      --      --
Accumulation unit value at end of period        $ 1.07  $ 0.96  $ 0.82  $ 0.63  $ 0.92  $ 1.40  $ 1.48      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                     851     922     951     888     782     403       1      --      --      --
PUTNAM VT VOYAGER FUND - CLASS IA SHARES (6/10/1997)
Accumulation unit value at beginning of period  $ 1.30  $ 1.25  $ 1.01  $ 1.39  $ 1.82  $ 2.21  $ 1.41  $ 1.15  $ 1.00      --
Accumulation unit value at end of period        $ 1.36  $ 1.30  $ 1.25  $ 1.01  $ 1.39  $ 1.82  $ 2.21  $ 1.41  $ 1.15      --
Number of accumulation units outstanding
at end of period (000 omitted)                     604     747     906   1,025   1,116   1,105     743     440     148      --
PUTNAM VT VOYAGER FUND - CLASS IB SHARES (10/5/1998)
Accumulation unit value at beginning of period  $ 1.24  $ 1.20  $ 0.97  $ 1.34  $ 1.76  $ 2.14  $ 1.37  $ 1.00      --      --
Accumulation unit value at end of period        $ 1.30  $ 1.24  $ 1.20  $ 0.97  $ 1.34  $ 1.76  $ 2.14  $ 1.37      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                   2,658   3,108   3,645   4,080   4,806   5,289   2,959     125      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - BALANCED FUND (2/21/1995)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period  $ 1.93  $ 1.79  $ 1.51  $ 1.76  $ 1.99  $ 2.07  $ 1.83  $ 1.60  $ 1.36  $ 1.18
Accumulation unit value at end of period        $ 1.98  $ 1.93  $ 1.79  $ 1.51  $ 1.76  $ 1.99  $ 2.07  $ 1.83  $ 1.60  $ 1.36
Number of accumulation units outstanding
at end of period (000 omitted)                   3,221   4,136   5,043   5,336   6,404   6,779   5,985   4,684   2,944   1,546
RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (2/21/1995)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period  $ 1.24  $ 1.25  $ 1.26  $ 1.26  $ 1.24  $ 1.18  $ 1.15  $ 1.11  $ 1.07  $ 1.03
Accumulation unit value at end of period        $ 1.26  $ 1.24  $ 1.25  $ 1.26  $ 1.26  $ 1.24  $ 1.18  $ 1.15  $ 1.11  $ 1.07
Number of accumulation units outstanding
at end of period (000 omitted)                   6,630   7,059   5,254   8,572   8,409   4,421     941     749     231     241
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (2/21/1995)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period  $ 1.62  $ 1.58  $ 1.53  $ 1.47  $ 1.38  $ 1.33  $ 1.33  $ 1.33  $ 1.24  $ 1.17
Accumulation unit value at end of period        $ 1.63  $ 1.62  $ 1.58  $ 1.53  $ 1.47  $ 1.38  $ 1.33  $ 1.33  $ 1.33  $ 1.24
Number of accumulation units outstanding
at end of period (000 omitted)                   8,279   9,515   7,119   7,272   8,923   9,498   8,127   5,689   2,544   1,377
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (5/2/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period  $ 1.31  $ 1.12  $ 0.80  $ 1.01  $ 1.00  $ 1.00      --      --      --      --
Accumulation unit value at end of period        $ 1.46  $ 1.31  $ 1.12  $ 0.80  $ 1.01  $ 1.00      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                     532     451     276     182     147      16      --      --      --      --


--------------------------------------------------------------------------------
69 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                              2005    2004    2003    2002    2001    2000    1999    1998    1997    1996
------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (3/3/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period  $ 1.41  $ 1.21  $ 0.87  $ 1.09  $ 1.08  $ 1.00      --      --      --      --
Accumulation unit value at end of period        $ 1.58  $ 1.41  $ 1.21  $ 0.87  $ 1.09  $ 1.08      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                   2,698   1,026     605     238     115       7      --      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND)
Accumulation unit value at beginning of period  $ 1.17  $ 1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period        $ 1.55  $ 1.17      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                   1,033     198      --      --      --      --      --      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND (5/2/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period  $ 0.47  $ 0.44  $ 0.37  $ 0.50  $ 0.74  $ 1.00      --      --      --      --
Accumulation unit value at end of period        $ 0.50  $ 0.47  $ 0.44  $ 0.37  $ 0.50  $ 0.74      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                     413     471     499     270     228     200      --      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (8/26/1999)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning of period  $ 1.16  $ 1.05  $ 0.85  $ 0.93  $ 0.90  $ 1.00  $ 1.00      --      --      --
Accumulation unit value at end of period        $ 1.19  $ 1.16  $ 1.05  $ 0.85  $ 0.93  $ 0.90  $ 1.00      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                   3,380   3,074   2,699   2,403   5,449     556       8      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (2/21/1995)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit value at beginning of period  $ 1.28  $ 1.11  $ 0.88  $ 1.09  $ 1.55  $ 2.09  $ 1.46  $ 1.28  $ 1.26  $ 1.17
Accumulation unit value at end of period        $ 1.44  $ 1.28  $ 1.11  $ 0.88  $ 1.09  $ 1.55  $ 2.09  $ 1.46  $ 1.28  $ 1.26
Number of accumulation units outstanding
at end of period (000 omitted)                   1,332   1,736   2,080   2,254   2,733   2,637   2,510   2,181   1,413     675
RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (2/21/1995)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period  $ 1.56  $ 1.50  $ 1.18  $ 1.53  $ 1.89  $ 2.33  $ 1.91  $ 1.56  $ 1.27  $ 1.20
Accumulation unit value at end of period        $ 1.64  $ 1.56  $ 1.50  $ 1.18  $ 1.53  $ 1.89  $ 2.33  $ 1.91  $ 1.56  $ 1.27
Number of accumulation units outstanding
at end of period (000 omitted)                   4,590   4,708   4,663   5,116   6,019   6,358   5,864   5,163   3,813   2,350

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP

EQUITY FUND ON MARCH 17, 2006
RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH FUND* (8/30/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period  $ 1.32  $ 1.23  $ 1.02  $ 1.00      --      --      --     --       --      --
Accumulation unit value at end of period        $ 1.44  $ 1.32  $ 1.23  $ 1.02      --      --      --     --       --      --
Number of accumulation units outstanding
at end of period (000 omitted)                     377     159      29      --      --      --      --      --      --      --

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH
 FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (10/29/1997)
(PREVIOUSLY AXP(R)VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period  $ 1.22  $ 1.20  $ 0.98  $ 1.27  $ 1.54  $ 1.72  $ 1.32  $ 1.05  $ 1.00      --
Accumulation unit value at end of period        $ 1.22  $ 1.22  $ 1.20  $ 0.98  $ 1.27  $ 1.54  $ 1.72  $ 1.32  $ 1.05      --
Number of accumulation units outstanding
at end of period (000 omitted)                   3,748   4,250   4,512   3,938   4,237   3,717   2,141   1,108      69      --

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY
 FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (1/29/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period  $ 1.41  $ 1.29  $ 1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period        $ 1.45  $ 1.41  $ 1.29      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                     241     223     175      --      --      --      --      --      --      --


--------------------------------------------------------------------------------
70 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                              2005    2004    2003    2002    2001    2000    1999    1998    1997    1996
------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND)
Accumulation unit value at beginning of period  $ 1.10  $ 1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period        $ 1.09  $ 1.10      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      --      --      --      --      --      --      --      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (5/2/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period  $ 1.16  $ 1.16  $ 1.16  $ 1.11  $ 1.06  $ 1.00      --      --      --      --
Accumulation unit value at end of period        $ 1.16  $ 1.16  $ 1.16  $ 1.16  $ 1.11  $ 1.06      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                     469     521     466     520     259      76      --      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (3/3/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period  $ 1.15  $ 1.16  $ 1.16  $ 1.11  $ 1.06  $ 1.00      --      --      --      --
Accumulation unit value at end of period        $ 1.15  $ 1.15  $ 1.16  $ 1.16  $ 1.11  $ 1.06      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                   2,359   2,330   1,256     248     117      39      --      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (5/2/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period  $ 1.27  $ 1.09  $ 0.74  $ 0.91  $ 0.99  $ 1.00      --      --      --      --
Accumulation unit value at end of period        $ 1.31  $ 1.27  $ 1.09  $ 0.74  $ 0.91  $ 0.99      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      85      89     178      69      66      20      --      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (3/3/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period  $ 1.15  $ 0.99  $ 0.68  $ 0.83  $ 0.90  $ 1.00      --      --      --      --
Accumulation unit value at end of period        $ 1.19  $ 1.15  $ 0.99  $ 0.68  $ 0.83  $ 0.90      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                     323     274     197     173      89      16      --      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (5/1/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period  $ 1.27  $ 1.07  $ 0.79  $ 1.00      --      --      --      --      --      --
Accumulation unit value at end of period        $ 1.33  $ 1.27  $ 1.07  $ 0.79      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                   2,323     692     192      35      --      --      --      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND* (2/21/1995)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period  $ 1.35  $ 1.25  $ 0.99  $ 1.47  $ 2.22  $ 2.78  $ 1.65  $ 1.63  $ 1.47  $ 1.28
Accumulation unit value at end of period        $ 1.45  $ 1.35  $ 1.25  $ 0.99  $ 1.47  $ 2.22  $ 2.78  $ 1.65  $ 1.63  $ 1.47
Number of accumulation units outstanding
at end of period (000 omitted)                   2,484   3,194   3,701   4,011   4,343   3,856   3,961   3,453   2,434   1,324

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH
 FUND ON MARCH 17, 2006.

ROYCE MICRO-CAP PORTFOLIO (9/22/1999)
Accumulation unit value at beginning of period  $ 2.44  $ 2.17  $ 1.48  $ 1.72  $ 1.34  $ 1.15  $ 1.00      --      --      --
Accumulation unit value at end of period        $ 2.68  $ 2.44  $ 2.17  $ 1.48  $ 1.72  $ 1.34  $ 1.15      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                     446     505     510     369     267     239      37      --      --      --
ROYCE SMALL-CAP PORTFOLIO (9/22/1999)
Accumulation unit value at beginning of period  $ 2.40  $ 1.95  $ 1.40  $ 1.65  $ 1.38  $ 1.05  $ 1.00      --      --      --
Accumulation unit value at end of period        $ 2.57  $ 2.40  $ 1.95  $ 1.40  $ 1.65  $ 1.38  $ 1.05      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                     576     658     735     712     543     188       1      --      --      --
STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (1/29/2003)
Accumulation unit value at beginning of period  $ 1.27  $ 1.20  $ 1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period        $ 1.24  $ 1.27  $ 1.20      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      23      19      20      --      --      --      --      --      --      --


--------------------------------------------------------------------------------
71 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                              2005    2004    2003    2002    2001    2000    1999    1998    1997    1996
------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period  $ 1.68  $ 1.43  $ 1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period        $ 1.87  $ 1.68  $ 1.43      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                       2      --      --      --      --      --      --      --      --      --
STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND (1/29/2003)
Accumulation unit value at beginning of period  $ 1.04  $ 1.02  $ 1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period        $ 1.05  $ 1.04  $ 1.02      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      51      26      27      --      --      --      --      --      --      --
STI CLASSIC VARIABLE TRUST LARGE CAP RELATIVE VALUE FUND (1/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST GROWTH AND INCOME FUND)
Accumulation unit value at beginning of period  $ 1.44  $ 1.28  $ 1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period        $ 1.55  $ 1.44  $ 1.28      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      13       5      10      --      --      --      --      --      --      --
STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (1/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST VALUE INCOME STOCK FUND)
Accumulation unit value at beginning of period  $ 1.44  $ 1.27  $ 1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period        $ 1.47  $ 1.44  $ 1.27      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      10       5       6      --      --      --      --      --      --      --
STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period  $ 1.51  $ 1.31  $ 1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period        $ 1.70  $ 1.51  $ 1.31      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      13      13       7      --      --      --      --      --      --      --
STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period  $ 1.72  $ 1.40  $ 1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period        $ 1.89  $ 1.72  $ 1.40      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      14       1       1      --      --      --      --      --      --      --
THIRD AVENUE VALUE PORTFOLIO (5/2/2000)
Accumulation unit value at beginning of period  $ 2.11  $ 1.79  $ 1.27  $ 1.44  $ 1.29  $ 1.00      --      --      --      --
Accumulation unit value at end of period        $ 2.39  $ 2.11  $ 1.79  $ 1.27  $ 1.44  $ 1.29      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                     577     705     786     539     557      63      --      --      --      --
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning of period  $ 1.46  $ 1.26  $ 0.98  $ 1.00      --      --      --      --      --      --
Accumulation unit value at end of period        $ 1.50  $ 1.46  $ 1.26  $ 0.98      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                   3,864   1,094     458      --      --      --      --      --      --      --
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning of period  $ 1.36  $ 1.21  $ 0.96  $ 1.00      --      --      --      --      --      --
Accumulation unit value at end of period        $ 1.47  $ 1.36  $ 1.21  $ 0.96      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                     439     458     215      --      --      --      --      --      --      --
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES (8/30/2002)
Accumulation unit value at beginning of period  $ 1.75  $ 1.30  $ 0.96  $ 1.00      --      --      --      --      --      --
Accumulation unit value at end of period        $ 2.02  $ 1.75  $ 1.30  $ 0.96      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                     136     149      28       1      --      --      --      --      --      --
WANGER INTERNATIONAL SMALL CAP (9/22/1999)
Accumulation unit value at beginning of period  $ 1.34  $ 1.04  $ 0.71  $ 0.83  $ 1.07  $ 1.51  $ 1.00      --      --      --
Accumulation unit value at end of period        $ 1.60  $ 1.34  $ 1.04  $ 0.71  $ 0.83  $ 1.07  $ 1.51      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                     484     439   2,509     479     523     431      28      --      --      --


--------------------------------------------------------------------------------
72 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                              2005    2004    2003    2002    2001    2000    1999    1998    1997    1996
------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (9/22/1999)
Accumulation unit value at beginning of period  $ 1.55  $ 1.33  $ 0.94  $ 1.15  $ 1.04  $ 1.15  $ 1.00      --      --      --
Accumulation unit value at end of period        $ 1.70  $ 1.55  $ 1.33  $ 0.94  $ 1.15  $ 1.04  $ 1.15      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                   1,171     455     382     351     268     231      19      --      --      --
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (3/3/2000)
Accumulation unit value at beginning of period  $ 1.01  $ 0.94  $ 0.78  $ 0.90  $ 0.99  $ 1.00      --      --      --      --
Accumulation unit value at end of period        $ 1.04  $ 1.01  $ 0.94  $ 0.78  $ 0.90  $ 0.99      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                   1,736   1,457   1,313   1,043     580     201      --      --      --      --
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (3/3/2000)
Accumulation unit value at beginning of period  $ 1.02  $ 0.93  $ 0.75  $ 1.01  $ 1.09  $ 1.00      --      --      --      --
Accumulation unit value at end of period        $ 1.04  $ 1.02  $ 0.93  $ 0.75  $ 1.01  $ 1.09      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                     148     155     156     158     119      14      --      --      --      --
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (3/3/2000)
Accumulation unit value at beginning of period  $ 1.14  $ 1.04  $ 0.84  $ 1.05  $ 1.13  $ 1.00      --      --      --      --
Accumulation unit value at end of period        $ 1.19  $ 1.14  $ 1.04  $ 0.84  $ 1.05  $ 1.13      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                   2,186   1,526   1,128     922     553     180      --      --      --      --
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (7/3/2000)
Accumulation unit value at beginning of period  $ 0.78  $ 0.72  $ 0.56  $ 0.73  $ 0.89  $ 1.00      --      --      --      --
Accumulation unit value at end of period        $ 0.85  $ 0.78  $ 0.72  $ 0.56  $ 0.73  $ 0.89      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                     203     177     116      89      60      --      --      --      --      --
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (3/3/2000)
Accumulation unit value at beginning of period  $ 0.66  $ 0.62  $ 0.51  $ 0.69  $ 0.87  $ 1.00      --      --      --      --
Accumulation unit value at end of period        $ 0.64  $ 0.66  $ 0.62  $ 0.51  $ 0.69  $ 0.87      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                     299     306     285     233     190     151      --      --      --      --
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (3/3/2000)
Accumulation unit value at beginning of period  $ 0.67  $ 0.65  $ 0.53  $ 0.74  $ 0.95  $ 1.00      --      --      --      --
Accumulation unit value at end of period        $ 0.69  $ 0.67  $ 0.65  $ 0.53  $ 0.74  $ 0.95      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                   7,601   2,854   2,456   2,281   2,046     887      --      --      --      --
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (3/3/2000)
Accumulation unit value at beginning of period  $ 1.03  $ 1.04  $ 1.05  $ 1.05  $ 1.03  $ 1.00      --      --      --      --
Accumulation unit value at end of period        $ 1.04  $ 1.03  $ 1.04  $ 1.05  $ 1.05  $ 1.03      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                     755     718     616     596     712     309      --      --      --      --
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (3/3/2000)
Accumulation unit value at beginning of period  $ 0.40  $ 0.35  $ 0.25  $ 0.42  $ 0.56  $ 1.00      --      --      --      --
Accumulation unit value at end of period        $ 0.42  $ 0.40  $ 0.35  $ 0.25  $ 0.42  $ 0.56      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                   1,363   1,351   1,424   1,243   1,146     278      --      --      --      --
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (3/3/2000)
Accumulation unit value at beginning of period  $ 1.31  $ 1.28  $ 1.19  $ 1.12  $ 1.06  $ 1.00      --      --      --      --
Accumulation unit value at end of period        $ 1.32  $ 1.31  $ 1.28  $ 1.19  $ 1.12  $ 1.06      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                   2,193     622     225     167     155      54      --      --      --      --


--------------------------------------------------------------------------------
73 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                           2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (11/6/2003)
Accumulation unit value at beginning of period                               $ 1.17  $ 1.07  $ 1.00      --      --      --
Accumulation unit value at end of period                                     $ 1.22  $ 1.17  $ 1.07      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       1,876   1,178     149      --      --      --
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (3/3/2000)
Accumulation unit value at beginning of period                               $ 0.57  $ 0.54  $ 0.42  $ 0.57  $ 0.75  $ 1.00
Accumulation unit value at end of period                                     $ 0.61  $ 0.57  $ 0.54  $ 0.42  $ 0.57  $ 0.75
Number of accumulation units outstanding at end of period (000 omitted)       2,975   3,549   3,859   3,888   4,485   2,561
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (11/6/2003)
Accumulation unit value at beginning of period                               $ 1.08  $ 1.03  $ 1.00      --      --      --
Accumulation unit value at end of period                                     $ 1.16  $ 1.08  $ 1.03      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)          10      38      22      --      --      --
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/6/2003)
Accumulation unit value at beginning of period                               $ 1.18  $ 1.04  $ 1.00      --      --      --
Accumulation unit value at end of period                                     $ 1.27  $ 1.18  $ 1.04      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)          89      87      --      --      --      --
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.08  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                     $ 1.14  $ 1.08      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         357     141      --      --      --      --
AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES* (3/3/2000)
Accumulation unit value at beginning of period                               $ 0.62  $ 0.59  $ 0.48  $ 0.70  $ 0.81  $ 1.00
Accumulation unit value at end of period                                     $ 0.64  $ 0.62  $ 0.59  $ 0.48  $ 0.70  $ 0.81
Number of accumulation units outstanding at end of period (000 omitted)       6,056   7,272   8,470   8,628   9,987   5,200

* AIM V. I. PREMIER EQUITY FUND, SERIES I SHARES MERGED INTO AIM V. I. CORE EQUITY FUND, SERIES I SHARES ON APRIL 28, 2006.

AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES* (11/6/2003)
Accumulation unit value at beginning of period                               $ 1.09  $ 1.04  $ 1.00      --      --      --
Accumulation unit value at end of period                                     $ 1.13  $ 1.09  $ 1.04      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)          16      19      --      --      --      --

*AIM V. I. PREMIER EQUITY FUND, SERIES II SHARES MERGED INTO AIM V. I. CORE EQUITY FUND, SERIES II SHARES ON APRIL 28, 2006

ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/6/2003)
Accumulation unit value at beginning of period                               $ 1.04  $ 1.00  $ 1.00      --      --      --
Accumulation unit value at end of period                                     $ 1.06  $ 1.04  $ 1.00      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         113     114       5      --      --      --
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/6/2003)
Accumulation unit value at beginning of period                               $ 1.18  $ 1.07  $ 1.00      --      --      --
Accumulation unit value at end of period                                     $ 1.21  $ 1.18  $ 1.07      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         256     243      23      --      --      --
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.20  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                     $ 1.38  $ 1.20      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       1,766     209      --      --      --      --
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (11/6/2003)
Accumulation unit value at beginning of period                               $ 1.09  $ 1.02  $ 1.00      --      --      --
Accumulation unit value at end of period                                     $ 1.24  $ 1.09  $ 1.02      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)          92      59       1      --      --      --
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (11/6/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                               $ 1.12  $ 1.05  $ 1.00      --      --      --
Accumulation unit value at end of period                                     $ 1.15  $ 1.12  $ 1.05      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)          73      60      --      --      --      --
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.05  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                     $ 1.05  $ 1.05      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       3,512     509      --      --      --      --


--------------------------------------------------------------------------------
74 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                           2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.12  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                     $ 1.25  $ 1.12      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)           7       7      --      --      --      --
AMERICAN CENTURY VP ULTRA(R), CLASS II (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.06  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                     $ 1.07  $ 1.06      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       3,015     376      --      --      --      --
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.09  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                     $ 1.13  $ 1.09      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)          --      --      --      --      --      --
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
(PREVIOUSLY COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B)
Accumulation unit value at beginning of period                               $ 1.17  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                     $ 1.22  $ 1.17      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)          --      --      --      --      --      --
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B* (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.04  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                     $ 1.05  $ 1.04      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       1,175     227      --      --      --      --

*COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B MERGED INTO NATIONS HIGH YIELD BOND PORTFOLIO ON APRIL 28, 2006. ON MAY
 1, 2006, NATIONS HIGH YIELD BOND PORTFOLIO CHANGED ITS NAME TO COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B.

DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.13  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                     $ 1.22  $ 1.13      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)          17      10      --      --      --      --
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.03  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                     $ 1.05  $ 1.03      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         735      99      --      --      --      --
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (3/3/2000)
Accumulation unit value at beginning of period                               $ 0.63  $ 0.60  $ 0.48  $ 0.69  $ 0.90  $ 1.00
Accumulation unit value at end of period                                     $ 0.64  $ 0.63  $ 0.60  $ 0.48  $ 0.69  $ 0.90
Number of accumulation units outstanding at end of period (000 omitted)         879   1,127   1,117   1,131   1,356   1,009
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.03  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                     $ 1.05  $ 1.03      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)          14      13      --      --      --      --
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.14  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                     $ 1.26  $ 1.14      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)          --      --      --      --      --      --
EVERGREEN VA BALANCED FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                               $ 1.08  $ 1.03  $ 1.00      --      --      --
Accumulation unit value at end of period                                     $ 1.12  $ 1.08  $ 1.03      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)          14      21      21      --      --      --
EVERGREEN VA CORE BOND FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                               $ 1.03  $ 1.01  $ 1.00      --      --      --
Accumulation unit value at end of period                                     $ 1.04  $ 1.03  $ 1.01      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       1,104   1,100     498      --      --      --
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                               $ 1.14  $ 1.06  $ 1.00      --      --      --
Accumulation unit value at end of period                                     $ 1.22  $ 1.14  $ 1.06      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       1,032     652     148      --      --      --


--------------------------------------------------------------------------------
75 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                           2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                               $ 1.13  $ 1.01  $ 1.00      --      --      --
Accumulation unit value at end of period                                     $ 1.18  $ 1.13  $ 1.01      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         390     306      78      --      --      --
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                               $ 1.10  $ 1.03  $ 1.00      --      --      --
Accumulation unit value at end of period                                     $ 1.10  $ 1.10  $ 1.03      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         535     531     253      --      --      --
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                               $ 1.26  $ 1.08  $ 1.00      --      --      --
Accumulation unit value at end of period                                     $ 1.44  $ 1.26  $ 1.08      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         897     980     260      --      --      --
EVERGREEN VA OMEGA FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                               $ 1.07  $ 1.02  $ 1.00      --      --      --
Accumulation unit value at end of period                                     $ 1.10  $ 1.07  $ 1.02      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         936     931     162      --      --      --
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                               $ 1.25  $ 1.06  $ 1.00      --      --      --
Accumulation unit value at end of period                                     $ 1.36  $ 1.25  $ 1.06      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         732     750     144      --      --      --
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                               $ 1.10  $ 1.03  $ 1.00      --      --      --
Accumulation unit value at end of period                                     $ 1.08  $ 1.10  $ 1.03      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         692     670     246      --      --      --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                               $ 1.18  $ 1.04  $ 1.00      --      --      --
Accumulation unit value at end of period                                     $ 1.36  $ 1.18  $ 1.04      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       6,320   2,509     211      --      --      --
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period                               $ 1.07  $ 1.07  $ 0.87  $ 0.95  $ 1.00      --
Accumulation unit value at end of period                                     $ 1.27  $ 1.07  $ 1.07  $ 0.87  $ 0.95      --
Number of accumulation units outstanding at end of period (000 omitted)         322     342     355     240      66      --
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                               $ 1.04  $ 1.03  $ 1.00      --      --      --
Accumulation unit value at end of period                                     $ 1.08  $ 1.04  $ 1.03      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         352     303      50      --      --      --
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period                               $ 1.25  $ 1.16  $ 0.93  $ 0.91  $ 1.00      --
Accumulation unit value at end of period                                     $ 1.26  $ 1.25  $ 1.16  $ 0.93  $ 0.91      --
Number of accumulation units outstanding at end of period (000 omitted)         291     375     264     104      58      --
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.03  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                     $ 1.04  $ 1.03      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       3,067     321      --      --      --      --
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period                               $ 1.58  $ 1.28  $ 0.94  $ 1.06  $ 1.00      --
Accumulation unit value at end of period                                     $ 1.83  $ 1.58  $ 1.28  $ 0.94  $ 1.06      --
Number of accumulation units outstanding at end of period (000 omitted)       2,479   2,101   1,221     723     367      --
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                               $ 1.21  $ 1.08  $ 1.00      --      --      --
Accumulation unit value at end of period                                     $ 1.41  $ 1.21  $ 1.08      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         705     311      11      --      --      --
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                               $ 1.41  $ 1.25  $ 0.97  $ 0.99  $ 0.99  $ 1.00
Accumulation unit value at end of period                                     $ 1.41  $ 1.41  $ 1.25  $ 0.97  $ 0.99  $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)       3,865   4,021   3,071   2,665   2,006     287


--------------------------------------------------------------------------------
76 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                           2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                               $ 2.20  $ 1.69  $ 1.26  $ 1.26  $ 1.18  $ 1.00
Accumulation unit value at end of period                                     $ 2.46  $ 2.20  $ 1.69  $ 1.26  $ 1.26  $ 1.18
Number of accumulation units outstanding at end of period (000 omitted)         615     690     675     674     373      72
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.09  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                     $ 1.11  $ 1.09      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)          10      --      --      --      --      --
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (5/1/2002)
Accumulation unit value at beginning of period                               $ 1.26  $ 1.03  $ 0.79  $ 1.00      --      --
Accumulation unit value at end of period                                     $ 1.35  $ 1.26  $ 1.03  $ 0.79      --      --
Number of accumulation units outstanding at end of period (000 omitted)         645     718     269      96      --      --
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                               $ 0.57  $ 0.52  $ 0.38  $ 0.55  $ 0.65  $ 1.00
Accumulation unit value at end of period                                     $ 0.59  $ 0.57  $ 0.52  $ 0.38  $ 0.55  $ 0.65
Number of accumulation units outstanding at end of period (000 omitted)       3,793   4,520   3,979   3,832   3,330   1,583
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                               $ 1.40  $ 1.26  $ 1.02  $ 1.17  $ 1.11  $ 1.00
Accumulation unit value at end of period                                     $ 1.52  $ 1.40  $ 1.26  $ 1.02  $ 1.17  $ 1.11
Number of accumulation units outstanding at end of period (000 omitted)       3,652   3,861   1,702   1,165     691     102
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                               $ 1.25  $ 1.07  $ 1.00      --      --      --
Accumulation unit value at end of period                                     $ 1.35  $ 1.25  $ 1.07      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         707     710     100      --      --      --
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.16  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                     $ 1.11  $ 1.16      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       1,249     195      --      --      --      --
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.12  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                     $ 1.20  $ 1.12      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)          23      15      --      --      --      --
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND (3/3/2000)
(PREVIOUSLY GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                               $ 0.88  $ 0.78  $ 0.61  $ 0.79  $ 0.92  $ 1.00
Accumulation unit value at end of period                                     $ 0.93  $ 0.88  $ 0.78  $ 0.61  $ 0.79  $ 0.92
Number of accumulation units outstanding at end of period (000 omitted)       1,568   1,667   1,619   1,894   1,465     633
GOLDMAN SACHS VIT MID CAP VALUE FUND (3/3/2000)
Accumulation unit value at beginning of period                               $ 2.30  $ 1.86  $ 1.47  $ 1.56  $ 1.41  $ 1.00
Accumulation unit value at end of period                                     $ 2.56  $ 2.30  $ 1.86  $ 1.47  $ 1.56  $ 1.41
Number of accumulation units outstanding at end of period (000 omitted)       2,047   1,426   1,312   1,266     982     307
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period                               $ 1.10  $ 1.02  $ 1.00      --      --      --
Accumulation unit value at end of period                                     $ 1.13  $ 1.10  $ 1.02      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)          46      86      39      --      --      --
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (3/3/2000)
Accumulation unit value at beginning of period                               $ 0.87  $ 0.79  $ 0.66  $ 0.84  $ 1.02  $ 1.00
Accumulation unit value at end of period                                     $ 0.92  $ 0.87  $ 0.79  $ 0.66  $ 0.84  $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)       1,425   1,539   1,612   1,500   1,420     385
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period                               $ 1.03  $ 0.98  $ 1.00      --      --      --
Accumulation unit value at end of period                                     $ 1.07  $ 1.03  $ 0.98      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         109     109      10      --      --      --


--------------------------------------------------------------------------------
77 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                           2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period                               $ 1.15  $ 1.05  $ 1.00      --      --      --
Accumulation unit value at end of period                                     $ 1.16  $ 1.15  $ 1.05      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       1,916   1,655      80      --      --      --
MFS(R) UTILITIES SERIES - INITIAL CLASS (3/3/2000)
Accumulation unit value at beginning of period                               $ 0.91  $ 0.71  $ 0.53  $ 0.69  $ 0.93  $ 1.00
Accumulation unit value at end of period                                     $ 1.05  $ 0.91  $ 0.71  $ 0.53  $ 0.69  $ 0.93
Number of accumulation units outstanding at end of period (000 omitted)       1,935   2,468   2,887   3,195   4,300   2,083
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period                               $ 1.40  $ 1.09  $ 1.00      --      --      --
Accumulation unit value at end of period                                     $ 1.60  $ 1.40  $ 1.09      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)          68      67      10      --      --      --
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/6/2003)
Accumulation unit value at beginning of period                               $ 1.11  $ 1.05  $ 1.00      --      --      --
Accumulation unit value at end of period                                     $ 1.14  $ 1.11  $ 1.05      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       2,447     574      24      --      --      --
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (5/1/2002)
Accumulation unit value at beginning of period                               $ 1.27  $ 1.09  $ 0.77  $ 1.00      --      --
Accumulation unit value at end of period                                     $ 1.43  $ 1.27  $ 1.09  $ 0.77      --      --
Number of accumulation units outstanding at end of period (000 omitted)         903     803     299       6      --      --
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (11/6/2003)
Accumulation unit value at beginning of period                               $ 1.10  $ 1.03  $ 1.00      --      --      --
Accumulation unit value at end of period                                     $ 1.11  $ 1.10  $ 1.03      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         276     300      --      --      --      --
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/6/2003)
Accumulation unit value at beginning of period                               $ 1.21  $ 1.03  $ 1.00      --      --      --
Accumulation unit value at end of period                                     $ 1.31  $ 1.21  $ 1.03      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         407     389      72      --      --      --
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (5/1/2002)
Accumulation unit value at beginning of period                               $ 1.27  $ 1.19  $ 1.03  $ 1.00      --      --
Accumulation unit value at end of period                                     $ 1.28  $ 1.27  $ 1.19  $ 1.03      --      --
Number of accumulation units outstanding at end of period (000 omitted)       3,403   1,659     415      83      --      --
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/6/2003)
Accumulation unit value at beginning of period                               $ 1.17  $ 1.07  $ 1.00      --      --      --
Accumulation unit value at end of period                                     $ 1.22  $ 1.17  $ 1.07      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)          37      35      --      --      --      --
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (5/1/2002)
Accumulation unit value at beginning of period                               $ 1.03  $ 0.98  $ 0.84  $ 1.00      --      --
Accumulation unit value at end of period                                     $ 1.15  $ 1.03  $ 0.98  $ 0.84      --      --
Number of accumulation units outstanding at end of period (000 omitted)         259     290     120      30      --      --
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/3/2000)
Accumulation unit value at beginning of period                               $ 0.69  $ 0.60  $ 0.48  $ 0.59  $ 0.75  $ 1.00
Accumulation unit value at end of period                                     $ 0.76  $ 0.69  $ 0.60  $ 0.48  $ 0.59  $ 0.75
Number of accumulation units outstanding at end of period (000 omitted)       4,898   5,780   5,252   5,517   6,094   3,827
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (11/6/2003)
Accumulation unit value at beginning of period                               $ 1.12  $ 1.05  $ 1.00      --      --      --
Accumulation unit value at end of period                                     $ 1.15  $ 1.12  $ 1.05      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)           5      13      --      --      --      --
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.19  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                     $ 1.25  $ 1.19      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)           4       4      --      --      --      --
PUTNAM VT VISTA FUND - CLASS IB SHARES (3/3/2000)
Accumulation unit value at beginning of period                               $ 0.51  $ 0.43  $ 0.33  $ 0.48  $ 0.74  $ 1.00
Accumulation unit value at end of period                                     $ 0.56  $ 0.51  $ 0.43  $ 0.33  $ 0.48  $ 0.74
Number of accumulation units outstanding at end of period (000 omitted)       3,669   4,513   4,787   5,352   6,122   3,255


--------------------------------------------------------------------------------
78 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                           2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (11/6/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                               $ 0.99  $ 1.00  $ 1.00      --      --      --
Accumulation unit value at end of period                                     $ 1.00  $ 0.99  $ 1.00      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         106      18      15      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/6/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                               $ 1.04  $ 1.01  $ 1.00      --      --      --
Accumulation unit value at end of period                                     $ 1.05  $ 1.04  $ 1.01      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       1,298   1,598     146      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (3/3/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                               $ 1.41  $ 1.21  $ 0.87  $ 1.09  $ 1.08  $ 1.00
Accumulation unit value at end of period                                     $ 1.57  $ 1.41  $ 1.21  $ 0.87  $ 1.09  $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)       3,606   1,251     828     608     455      63
RIVERSOURCE(SM) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                               $ 1.17  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                     $ 1.54  $ 1.17      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       1,178     160      --      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND (11/6/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                               $ 1.12  $ 1.05  $ 1.00      --      --      --
Accumulation unit value at end of period                                     $ 1.20  $ 1.12  $ 1.05      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)          --      --      56      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (3/3/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning of period                               $ 1.13  $ 1.03  $ 0.84  $ 0.91  $ 0.88  $ 1.00
Accumulation unit value at end of period                                     $ 1.16  $ 1.13  $ 1.03  $ 0.84  $ 0.91  $ 0.88
Number of accumulation units outstanding at end of period (000 omitted)         970     715     521     389     466     217
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND)
Accumulation unit value at beginning of period                               $ 1.10  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                     $ 1.12  $ 1.10      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)          --      --      --      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit value at beginning of period                               $ 1.14  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                     $ 1.28  $ 1.14      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)          --      --      --      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (3/3/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                               $ 0.68  $ 0.65  $ 0.51  $ 0.67  $ 0.83  $ 1.00
Accumulation unit value at end of period                                     $ 0.71  $ 0.68  $ 0.65  $ 0.51  $ 0.67  $ 0.83
Number of accumulation units outstanding at end of period (000 omitted)       3,969   2,410     453     194     218      99

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP
 EQUITY FUND ON MARCH 17, 2006

RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                               $ 1.10  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                     $ 1.14  $ 1.10      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)           4       4      --      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/6/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                               $ 1.10  $ 1.02  $ 1.00      --      --      --
Accumulation unit value at end of period                                     $ 1.19  $ 1.10  $ 1.02      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)          29      29      29      --      --      --


--------------------------------------------------------------------------------
79 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                           2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (3/3/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                               $ 0.68  $ 0.67  $ 0.54  $ 0.71  $ 0.86  $ 1.00
Accumulation unit value at end of period                                     $ 0.68  $ 0.68  $ 0.67  $ 0.54  $ 0.71  $ 0.86
Number of accumulation units outstanding at end of period (000 omitted)       2,355   2,774   2,308   1,916   1,815     868

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP
 EQUITY FUND ON MARCH 17, 2006

RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/6/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                               $ 1.15  $ 1.06  $ 1.00      --      --      --
Accumulation unit value at end of period                                     $ 1.18  $ 1.15  $ 1.06      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         250     302      59      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND)
Accumulation unit value at beginning of period                               $ 1.10  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                     $ 1.09  $ 1.10      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)          --      --      --      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (3/3/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                               $ 1.15  $ 1.15  $ 1.15  $ 1.10  $ 1.05  $ 1.00
Accumulation unit value at end of period                                     $ 1.15  $ 1.15  $ 1.15  $ 1.15  $ 1.10  $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)       2,009   2,283   2,513   2,555   1,473     328
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (3/3/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                               $ 1.15  $ 0.98  $ 0.68  $ 0.83  $ 0.90  $ 1.00
Accumulation unit value at end of period                                     $ 1.19  $ 1.15  $ 0.98  $ 0.68  $ 0.83  $ 0.90
Number of accumulation units outstanding at end of period (000 omitted)         817     840     709     597     552      81
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (5/1/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                               $ 1.27  $ 1.07  $ 0.79  $ 1.00      --      --
Accumulation unit value at end of period                                     $ 1.32  $ 1.27  $ 1.07  $ 0.79      --      --
Number of accumulation units outstanding at end of period (000 omitted)       2,507     735     158      35      --      --
STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (11/6/2003)
Accumulation unit value at beginning of period                               $ 1.10  $ 1.04  $ 1.00      --      --      --
Accumulation unit value at end of period                                     $ 1.07  $ 1.10  $ 1.04      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)           1       1      --      --      --      --
STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND (11/6/2003)
Accumulation unit value at beginning of period                               $ 1.30  $ 1.10  $ 1.00      --      --      --
Accumulation unit value at end of period                                     $ 1.44  $ 1.30  $ 1.10      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)          --      --      --      --      --      --
STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND (11/6/2003)
Accumulation unit value at beginning of period                               $ 1.04  $ 1.01  $ 1.00      --      --      --
Accumulation unit value at end of period                                     $ 1.05  $ 1.04  $ 1.01      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)          --      --      --      --      --      --
STI CLASSIC VARIABLE TRUST LARGE CAP RELATIVE VALUE FUND (11/6/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST GROWTH AND INCOME FUND)
Accumulation unit value at beginning of period                               $ 1.21  $ 1.07  $ 1.00      --      --      --
Accumulation unit value at end of period                                     $ 1.30  $ 1.21  $ 1.07      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)          68      50      49      --      --      --
STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (11/6/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST VALUE INCOME STOCK FUND)
Accumulation unit value at beginning of period                               $ 1.21  $ 1.06  $ 1.00      --      --      --
Accumulation unit value at end of period                                     $ 1.23  $ 1.21  $ 1.06      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)           5       1      --      --      --      --
STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (11/6/2003)
Accumulation unit value at beginning of period                               $ 1.20  $ 1.04  $ 1.00      --      --      --
Accumulation unit value at end of period                                     $ 1.35  $ 1.20  $ 1.04      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)          --      --      --      --      --      --


--------------------------------------------------------------------------------
80 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                           2005     2004     2003     2002     2001    2000
-------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (11/6/2003)
Accumulation unit value at beginning of period                              $  1.31  $  1.07  $  1.00       --       --      --
Accumulation unit value at end of period                                    $  1.44  $  1.31  $  1.07       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)          10       10       --       --       --      --
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (11/6/2003)
Accumulation unit value at beginning of period                              $  1.25  $  1.08  $  1.00       --       --      --
Accumulation unit value at end of period                                    $  1.28  $  1.25  $  1.08       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)       5,134      894       37       --       --      --
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES (11/6/2003)
Accumulation unit value at beginning of period                              $  1.22  $  1.08  $  1.00       --       --      --
Accumulation unit value at end of period                                    $  1.31  $  1.22  $  1.08       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)         188      181       21       --       --      --
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES (11/6/2003)
Accumulation unit value at beginning of period                              $  1.42  $  1.06  $  1.00       --       --      --
Accumulation unit value at end of period                                    $  1.64  $  1.42  $  1.06       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)         127      115        8       --       --      --
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                              $  1.38  $  1.00       --       --       --      --
Accumulation unit value at end of period                                    $  1.58  $  1.38       --       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)          75       15       --       --       --      --
WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                              $  1.20  $  1.00       --       --       --      --
Accumulation unit value at end of period                                    $  1.44  $  1.20       --       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)       1,712      264       --       --       --      --
WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                              $  1.16  $  1.00       --       --       --      --
Accumulation unit value at end of period                                    $  1.27  $  1.16       --       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)       1,215      162       --       --       --      --
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (3/3/2000)
Accumulation unit value at beginning of period                              $  1.01  $  0.93  $  0.78  $  0.90  $  0.99  $ 1.00
Accumulation unit value at end of period                                    $  1.04  $  1.01  $  0.93  $  0.78  $  0.90  $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)       6,810    8,153    8,591    8,776   10,263   5,333
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (3/3/2000)
Accumulation unit value at beginning of period                              $  1.02  $  0.93  $  0.75  $  1.00  $  1.09  $ 1.00
Accumulation unit value at end of period                                    $  1.04  $  1.02  $  0.93  $  0.75  $  1.00  $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)         726      839      855      689      530     191
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (3/3/2000)
Accumulation unit value at beginning of period                              $  1.14  $  1.04  $  0.84  $  1.05  $  1.13  $ 1.00
Accumulation unit value at end of period                                    $  1.18  $  1.14  $  1.04  $  0.84  $  1.05  $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)       2,360    2,764    2,730    2,251    2,076     834
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (7/3/2000)
Accumulation unit value at beginning of period                              $  0.78  $  0.72  $  0.56  $  0.74  $  0.89  $ 1.00
Accumulation unit value at end of period                                    $  0.85  $  0.78  $  0.72  $  0.56  $  0.74  $ 0.89
Number of accumulation units outstanding at end of period (000 omitted)         773      690      497      359      290     104
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (3/3/2000)
Accumulation unit value at beginning of period                              $  0.66  $  0.62  $  0.51  $  0.69  $  0.87  $ 1.00
Accumulation unit value at end of period                                    $  0.64  $  0.66  $  0.62  $  0.51  $  0.69  $ 0.87
Number of accumulation units outstanding at end of period (000 omitted)         409      455      426      422      603     402
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (3/3/2000)
Accumulation unit value at beginning of period                              $  0.66  $  0.65  $  0.52  $  0.74  $  0.95  $ 1.00
Accumulation unit value at end of period                                    $  0.69  $  0.66  $  0.65  $  0.52  $  0.74  $ 0.95
Number of accumulation units outstanding at end of period (000 omitted)      10,032   11,951   12,549   11,956   12,882   6,802


--------------------------------------------------------------------------------
81 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                           2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (3/3/2000)
Accumulation unit value at beginning of period                               $ 1.03  $ 1.04  $ 1.05  $ 1.05  $ 1.03  $ 1.00
Accumulation unit value at end of period                                     $ 1.04  $ 1.03  $ 1.04  $ 1.05  $ 1.05  $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)       2,450   3,240   4,153   5,698   7,943   3,801
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (3/3/2000)
Accumulation unit value at beginning of period                               $ 0.40  $ 0.35  $ 0.25  $ 0.41  $ 0.56  $ 1.00
Accumulation unit value at end of period                                     $ 0.42  $ 0.40  $ 0.35  $ 0.25  $ 0.41  $ 0.56
Number of accumulation units outstanding at end of period (000 omitted)       3,452   3,962   3,982   3,821   3,996   1,923
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (3/3/2000)
Accumulation unit value at beginning of period                               $ 1.31  $ 1.27  $ 1.19  $ 1.12  $ 1.06  $ 1.00
Accumulation unit value at end of period                                     $ 1.32  $ 1.31  $ 1.27  $ 1.19  $ 1.12  $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)       1,095   1,315   1,278   1,671   1,386     644


--------------------------------------------------------------------------------
82 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                           2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (7/31/2002)
Accumulation unit value at beginning of period                               $ 1.36  $ 1.25  $ 0.95  $ 1.00      --      --
Accumulation unit value at end of period                                     $ 1.42  $ 1.36  $ 1.25  $ 0.95      --      --
Number of accumulation units outstanding at end of period (000 omitted)       1,710   1,343      77      40      --      --
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (3/3/2000)
Accumulation unit value at beginning of period                               $ 0.57  $ 0.54  $ 0.42  $ 0.57  $ 0.75  $ 1.00
Accumulation unit value at end of period                                     $ 0.61  $ 0.57  $ 0.54  $ 0.42  $ 0.57  $ 0.75
Number of accumulation units outstanding at end of period (000 omitted)       3,828   4,221   4,189   3,934   5,772   5,686
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (3/1/2002)
Accumulation unit value at beginning of period                               $ 1.05  $ 1.00  $ 0.79  $ 1.00      --      --
Accumulation unit value at end of period                                     $ 1.13  $ 1.05  $ 1.00  $ 0.79      --      --
Number of accumulation units outstanding at end of period (000 omitted)          38      49      28       1      --      --
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES (5/1/2000)
Accumulation unit value at beginning of period                               $ 1.03  $ 0.91  $ 0.68  $ 0.88  $ 0.97  $ 1.00
Accumulation unit value at end of period                                     $ 1.11  $ 1.03  $ 0.91  $ 0.68  $ 0.88  $ 0.97
Number of accumulation units outstanding at end of period (000 omitted)         101     137     185     221     804     850
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (8/30/2002)
Accumulation unit value at beginning of period                               $ 1.42  $ 1.25  $ 0.94  $ 1.00      --      --
Accumulation unit value at end of period                                     $ 1.53  $ 1.42  $ 1.25  $ 0.94      --      --
Number of accumulation units outstanding at end of period (000 omitted)          16      18       5      --      --      --
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.08  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                     $ 1.14  $ 1.08      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         506     367      --      --      --      --
AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES* (3/3/2000)
Accumulation unit value at beginning of period                               $ 0.61  $ 0.59  $ 0.48  $ 0.70  $ 0.81  $ 1.00
Accumulation unit value at end of period                                     $ 0.64  $ 0.61  $ 0.59  $ 0.48  $ 0.70  $ 0.81
Number of accumulation units outstanding at end of period (000 omitted)       5,450   6,213   6,543   7,632   9,749   6,187

*AIM V. I. PREMIER EQUITY FUND, SERIES I SHARES MERGED INTO AIM V. I. CORE EQUITY FUND, SERIES I SHARES ON APRIL 28, 2006.

AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES* (3/1/2002)
Accumulation unit value at beginning of period                               $ 0.95  $ 0.91  $ 0.74  $ 1.00      --      --
Accumulation unit value at end of period                                     $ 0.98  $ 0.95  $ 0.91  $ 0.74      --      --
Number of accumulation units outstanding at end of period (000 omitted)          10      11       2       2      --      --

*AIM V. I. PREMIER EQUITY FUND, SERIES II SHARES MERGED INTO AIM V. I. CORE EQUITY FUND, SERIES II SHARES ON APRIL 28, 2006

ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (5/1/2000)
Accumulation unit value at beginning of period                               $ 0.40  $ 0.39  $ 0.27  $ 0.48  $ 0.65  $ 1.00
Accumulation unit value at end of period                                     $ 0.41  $ 0.40  $ 0.39  $ 0.27  $ 0.48  $ 0.65
Number of accumulation units outstanding at end of period (000 omitted)       1,021   1,148   1,304   1,976   2,165   2,882
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (8/30/2002)
Accumulation unit value at beginning of period                               $ 1.36  $ 1.24  $ 0.95  $ 1.00      --      --
Accumulation unit value at end of period                                     $ 1.40  $ 1.36  $ 1.24  $ 0.95      --      --
Number of accumulation units outstanding at end of period (000 omitted)         208     211      31       1      --      --
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.20  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                     $ 1.37  $ 1.20      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       2,588   1,205      --      --      --      --
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (5/1/2000)
Accumulation unit value at beginning of period                               $ 0.57  $ 0.54  $ 0.44  $ 0.65  $ 0.80  $ 1.00
Accumulation unit value at end of period                                     $ 0.65  $ 0.57  $ 0.54  $ 0.44  $ 0.65  $ 0.80
Number of accumulation units outstanding at end of period (000 omitted)         764     846     957   1,162   2,397   1,899
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (11/6/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                               $ 1.12  $ 1.05  $ 1.00      --      --      --
Accumulation unit value at end of period                                     $ 1.15  $ 1.12  $ 1.05      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)          13      --      --      --      --      --


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83 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                           2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO (CLASS B) (5/1/2000)
Accumulation unit value at beginning of period                               $ 1.18  $ 1.16  $ 1.14  $ 1.07  $ 1.01  $ 1.00
Accumulation unit value at end of period                                     $ 1.19  $ 1.18  $ 1.16  $ 1.14  $ 1.07  $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)         910     918     919   1,233     854     405
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.05  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                     $ 1.05  $ 1.05      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       6,635   3,141      --      --      --      --
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.12  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                     $ 1.25  $ 1.12      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)          --      --      --      --      --      --
AMERICAN CENTURY VP ULTRA(R), CLASS II (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.06  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                     $ 1.07  $ 1.06      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       1,901     901      --      --      --      --
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.09  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                     $ 1.13  $ 1.09      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)          27      22      --      --      --      --
BARON CAPITAL ASSET FUND - INSURANCE SHARES (5/1/2000)
Accumulation unit value at beginning of period                               $ 1.41  $ 1.14  $ 0.89  $ 1.06  $ 0.95  $ 1.00
Accumulation unit value at end of period                                     $ 1.44  $ 1.41  $ 1.14  $ 0.89  $ 1.06  $ 0.95
Number of accumulation units outstanding at end of period (000 omitted)         431     497     556      47     100      44
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
(PREVIOUSLY COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B)
Accumulation unit value at beginning of period                               $ 1.17  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                     $ 1.21  $ 1.17      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)          12       7      --      --      --      --
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B* (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.04  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                     $ 1.05  $ 1.04      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       1,398     945      --      --      --      --

*COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B MERGED INTO NATIONS HIGH YIELD BOND PORTFOLIO ON APRIL 28, 2006. ON MAY
 1, 2006, NATIONS HIGH YIELD BOND PORTFOLIO CHANGED ITS NAME TO COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B.

CREDIT SUISSE TRUST - MID-CAP GROWTH PORTFOLIO (5/1/2000)
Accumulation unit value at beginning of period                               $ 0.84  $ 0.76  $ 0.53  $ 0.77  $ 0.93  $ 1.00
Accumulation unit value at end of period                                     $ 0.89  $ 0.84  $ 0.76  $ 0.53  $ 0.77  $ 0.93
Number of accumulation units outstanding at end of period (000 omitted)          35      37      38       9       9     103
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.13  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                     $ 1.21  $ 1.13      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)          54      13      --      --      --      --
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.03  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                     $ 1.05  $ 1.03      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         925     384      --      --      --      --
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (3/3/2000)
Accumulation unit value at beginning of period                               $ 0.62  $ 0.60  $ 0.48  $ 0.69  $ 0.90  $ 1.00
Accumulation unit value at end of period                                     $ 0.64  $ 0.62  $ 0.60  $ 0.48  $ 0.69  $ 0.90
Number of accumulation units outstanding at end of period (000 omitted)         505     504     486     476     792     355
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.03  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                     $ 1.05  $ 1.03      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)          21      21      --      --      --      --


--------------------------------------------------------------------------------
84 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                           2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.14  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                     $ 1.26  $ 1.14      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)          15      16      --      --      --      --
EVERGREEN VA BALANCED FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                               $ 1.19  $ 1.14  $ 1.00  $ 1.00      --      --
Accumulation unit value at end of period                                     $ 1.23  $ 1.19  $ 1.14  $ 1.00      --      --
Number of accumulation units outstanding at end of period (000 omitted)         121     152      48      --      --      --
EVERGREEN VA CORE BOND FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                               $ 1.08  $ 1.06  $ 1.04  $ 1.00      --      --
Accumulation unit value at end of period                                     $ 1.09  $ 1.08  $ 1.06  $ 1.04      --      --
Number of accumulation units outstanding at end of period (000 omitted)       3,450   1,863     223      92      --      --
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (8/30/2002)
Accumulation unit value at beginning of period                               $ 1.31  $ 1.22  $ 0.96  $ 1.00      --      --
Accumulation unit value at end of period                                     $ 1.41  $ 1.31  $ 1.22  $ 0.96      --      --
Number of accumulation units outstanding at end of period (000 omitted)         436     341      98      --      --      --
EVERGREEN VA GROWTH FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                               $ 1.51  $ 1.35  $ 0.98  $ 1.00      --      --
Accumulation unit value at end of period                                     $ 1.58  $ 1.51  $ 1.35  $ 0.98      --      --
Number of accumulation units outstanding at end of period (000 omitted)         596      87      16       6      --      --
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                               $ 1.29  $ 1.20  $ 1.04  $ 1.00      --      --
Accumulation unit value at end of period                                     $ 1.28  $ 1.29  $ 1.20  $ 1.04      --      --
Number of accumulation units outstanding at end of period (000 omitted)       1,593     749      85      19      --      --
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                               $ 1.41  $ 1.20  $ 0.93  $ 1.00      --      --
Accumulation unit value at end of period                                     $ 1.60  $ 1.41  $ 1.20  $ 0.93      --      --
Number of accumulation units outstanding at end of period (000 omitted)         756     341     115      14      --      --
EVERGREEN VA OMEGA FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                               $ 1.39  $ 1.32  $ 0.96  $ 1.00      --      --
Accumulation unit value at end of period                                     $ 1.42  $ 1.39  $ 1.32  $ 0.96      --      --
Number of accumulation units outstanding at end of period (000 omitted)       1,491     742      91      44      --      --
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                               $ 1.43  $ 1.21  $ 0.95  $ 1.00      --      --
Accumulation unit value at end of period                                     $ 1.56  $ 1.43  $ 1.21  $ 0.95      --      --
Number of accumulation units outstanding at end of period (000 omitted)         721     661      68      22      --      --
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                               $ 1.32  $ 1.24  $ 1.08  $ 1.00      --      --
Accumulation unit value at end of period                                     $ 1.29  $ 1.32  $ 1.24  $ 1.08      --      --
Number of accumulation units outstanding at end of period (000 omitted)       3,838   2,460      56       6      --      --
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                               $ 1.06  $ 1.02  $ 0.91  $ 1.00      --      --
Accumulation unit value at end of period                                     $ 1.10  $ 1.06  $ 1.02  $ 0.91      --      --
Number of accumulation units outstanding at end of period (000 omitted)          73      73      64      --      --      --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (8/30/2002)
Accumulation unit value at beginning of period                               $ 1.39  $ 1.22  $ 0.97  $ 1.00      --      --
Accumulation unit value at end of period                                     $ 1.60  $ 1.39  $ 1.22  $ 0.97      --      --
Number of accumulation units outstanding at end of period (000 omitted)       5,575   2,931      54       1      --      --
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period                               $ 1.06  $ 1.07  $ 0.87  $ 0.95  $ 1.00      --
Accumulation unit value at end of period                                     $ 1.27  $ 1.06  $ 1.07  $ 0.87  $ 0.95      --
Number of accumulation units outstanding at end of period (000 omitted)         152     183     196      85      61      --
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (5/1/2000)
Accumulation unit value at beginning of period                               $ 0.92  $ 0.89  $ 0.73  $ 0.89  $ 0.99  $ 1.00
Accumulation unit value at end of period                                     $ 0.98  $ 0.92  $ 0.89  $ 0.73  $ 0.89  $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)       1,225   1,269     914     828     805     637


--------------------------------------------------------------------------------
85 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                           2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                               $ 1.06  $ 1.02  $ 0.85  $ 1.00      --      --
Accumulation unit value at end of period                                     $ 1.12  $ 1.06  $ 1.02  $ 0.85      --      --
Number of accumulation units outstanding at end of period (000 omitted)         204     199      39      --      --      --
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                               $ 0.96  $ 0.95  $ 0.73  $ 1.00      --      --
Accumulation unit value at end of period                                     $ 1.00  $ 0.96  $ 0.95  $ 0.73      --      --
Number of accumulation units outstanding at end of period (000 omitted)         430     405      56      41      --      --
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period                               $ 1.25  $ 1.16  $ 0.93  $ 0.91  $ 1.00      --
Accumulation unit value at end of period                                     $ 1.26  $ 1.25  $ 1.16  $ 0.93  $ 0.91      --
Number of accumulation units outstanding at end of period (000 omitted)         493     560     508     136      42      --
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.03  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                     $ 1.04  $ 1.03      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       2,496   1,433      --      --      --      --
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (5/1/2000)
Accumulation unit value at beginning of period                               $ 1.62  $ 1.32  $ 0.96  $ 1.09  $ 1.14  $ 1.00
Accumulation unit value at end of period                                     $ 1.88  $ 1.62  $ 1.32  $ 0.96  $ 1.09  $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)       1,057   1,142   1,305   1,744   3,297   3,650
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period                               $ 1.57  $ 1.28  $ 0.94  $ 1.06  $ 1.00      --
Accumulation unit value at end of period                                     $ 1.83  $ 1.57  $ 1.28  $ 0.94  $ 1.06      --
Number of accumulation units outstanding at end of period (000 omitted)       2,180   1,888   1,114     559     156      --
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS (5/1/2000)
Accumulation unit value at beginning of period                               $ 0.81  $ 0.73  $ 0.52  $ 0.66  $ 0.85  $ 1.00
Accumulation unit value at end of period                                     $ 0.96  $ 0.81  $ 0.73  $ 0.52  $ 0.66  $ 0.85
Number of accumulation units outstanding at end of period (000 omitted)         173     188     186     165     476     506
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                               $ 1.20  $ 1.08  $ 1.00      --      --      --
Accumulation unit value at end of period                                     $ 1.41  $ 1.20  $ 1.08      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       1,584   1,158      --      --      --      --
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                               $ 1.40  $ 1.25  $ 0.96  $ 0.98  $ 0.99  $ 1.00
Accumulation unit value at end of period                                     $ 1.40  $ 1.40  $ 1.25  $ 0.96  $ 0.98  $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)       4,019   3,719   2,346   1,370   1,111     101
FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                               $ 2.19  $ 1.69  $ 1.26  $ 1.26  $ 1.18  $ 1.00
Accumulation unit value at end of period                                     $ 2.45  $ 2.19  $ 1.69  $ 1.26  $ 1.26  $ 1.18
Number of accumulation units outstanding at end of period (000 omitted)         752     890     771     926     232      92
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.09  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                     $ 1.11  $ 1.09      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)          63      40      --      --      --      --
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                               $ 1.39  $ 1.14  $ 0.88  $ 1.00      --      --
Accumulation unit value at end of period                                     $ 1.49  $ 1.39  $ 1.14  $ 0.88      --      --
Number of accumulation units outstanding at end of period (000 omitted)         613     496     190      61      --      --
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                               $ 0.53  $ 0.48  $ 0.35  $ 0.51  $ 0.61  $ 1.00
Accumulation unit value at end of period                                     $ 0.54  $ 0.53  $ 0.48  $ 0.35  $ 0.51  $ 0.61
Number of accumulation units outstanding at end of period (000 omitted)       3,049   3,250   2,995   2,561   2,597     797
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                               $ 1.39  $ 1.26  $ 1.02  $ 1.17  $ 1.11  $ 1.00
Accumulation unit value at end of period                                     $ 1.52  $ 1.39  $ 1.26  $ 1.02  $ 1.17  $ 1.11
Number of accumulation units outstanding at end of period (000 omitted)       9,517   9,666   1,946   1,063     324      39


--------------------------------------------------------------------------------
86 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                           2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                               $ 1.27  $ 1.09  $ 0.84  $ 1.00      --      --
Accumulation unit value at end of period                                     $ 1.38  $ 1.27  $ 1.09  $ 0.84      --      --
Number of accumulation units outstanding at end of period (000 omitted)         641     671     256      76      --      --
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.16  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                     $ 1.11  $ 1.16      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       2,582   1,266      --      --      --      --
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.12  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                     $ 1.20  $ 1.12      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         253     238      --      --      --      --
GOLDMAN SACHS VIT CAPITAL GROWTH FUND (5/1/2000)
Accumulation unit value at beginning of period                               $ 0.75  $ 0.70  $ 0.57  $ 0.77  $ 0.91  $ 1.00
Accumulation unit value at end of period                                     $ 0.76  $ 0.75  $ 0.70  $ 0.57  $ 0.77  $ 0.91
Number of accumulation units outstanding at end of period (000 omitted)          86     112     106      86      56      89
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND (3/3/2000)
(PREVIOUSLY GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                               $ 0.88  $ 0.78  $ 0.61  $ 0.79  $ 0.92  $ 1.00
Accumulation unit value at end of period                                     $ 0.93  $ 0.88  $ 0.78  $ 0.61  $ 0.79  $ 0.92
Number of accumulation units outstanding at end of period (000 omitted)       1,799   1,866   1,380   1,247   1,017     587
GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND (5/1/2000)
Accumulation unit value at beginning of period                               $ 0.81  $ 0.72  $ 0.54  $ 0.67  $ 0.88  $ 1.00
Accumulation unit value at end of period                                     $ 0.91  $ 0.81  $ 0.72  $ 0.54  $ 0.67  $ 0.88
Number of accumulation units outstanding at end of period (000 omitted)          60      73      49      50      68      77
GOLDMAN SACHS VIT MID CAP VALUE FUND (3/3/2000)
Accumulation unit value at beginning of period                               $ 2.30  $ 1.85  $ 1.47  $ 1.56  $ 1.41  $ 1.00
Accumulation unit value at end of period                                     $ 2.55  $ 2.30  $ 1.85  $ 1.47  $ 1.56  $ 1.41
Number of accumulation units outstanding at end of period (000 omitted)       2,107   1,519     906     799     626     220
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (5/1/2000)
Accumulation unit value at beginning of period                               $ 0.35  $ 0.35  $ 0.24  $ 0.42  $ 0.68  $ 1.00
Accumulation unit value at end of period                                     $ 0.38  $ 0.35  $ 0.35  $ 0.24  $ 0.42  $ 0.68
Number of accumulation units outstanding at end of period (000 omitted)         125     163     254     254     633     769
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES (5/1/2000)
Accumulation unit value at beginning of period                               $ 0.68  $ 0.58  $ 0.44  $ 0.60  $ 0.80  $ 1.00
Accumulation unit value at end of period                                     $ 0.88  $ 0.68  $ 0.58  $ 0.44  $ 0.60  $ 0.80
Number of accumulation units outstanding at end of period (000 omitted)         392     446     799     541   1,195   1,077
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (5/1/2000)
Accumulation unit value at beginning of period                               $ 0.58  $ 0.56  $ 0.44  $ 0.60  $ 0.82  $ 1.00
Accumulation unit value at end of period                                     $ 0.59  $ 0.58  $ 0.56  $ 0.44  $ 0.60  $ 0.82
Number of accumulation units outstanding at end of period (000 omitted)       1,146   1,326   1,650   2,346   3,152   4,333
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES (5/1/2000)
Accumulation unit value at beginning of period                               $ 0.46  $ 0.39  $ 0.30  $ 0.42  $ 0.70  $ 1.00
Accumulation unit value at end of period                                     $ 0.51  $ 0.46  $ 0.39  $ 0.30  $ 0.42  $ 0.70
Number of accumulation units outstanding at end of period (000 omitted)         304     370     411     456     951   1,050
JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO (5/1/2000)
Accumulation unit value at beginning of period                               $ 0.78  $ 0.73  $ 0.58  $ 0.78  $ 0.89  $ 1.00
Accumulation unit value at end of period                                     $ 0.78  $ 0.78  $ 0.73  $ 0.58  $ 0.78  $ 0.89
Number of accumulation units outstanding at end of period (000 omitted)         217     251     276     243     230     225
LAZARD RETIREMENT EQUITY PORTFOLIO (5/1/2000)
Accumulation unit value at beginning of period                               $ 1.01  $ 0.92  $ 0.75  $ 0.91  $ 1.00  $ 1.00
Accumulation unit value at end of period                                     $ 1.03  $ 1.01  $ 0.92  $ 0.75  $ 0.91  $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)          57      55      38      38      23      18


--------------------------------------------------------------------------------
87 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                           2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO (5/1/2000)
Accumulation unit value at beginning of period                               $ 0.89  $ 0.79  $ 0.62  $ 0.71  $ 0.95  $ 1.00
Accumulation unit value at end of period                                     $ 0.97  $ 0.89  $ 0.79  $ 0.62  $ 0.71  $ 0.95
Number of accumulation units outstanding at end of period (000 omitted)          31      34      --      --      --      11
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period                               $ 1.10  $ 1.02  $ 1.00      --      --      --
Accumulation unit value at end of period                                     $ 1.13  $ 1.10  $ 1.02      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)          48      34      --      --      --      --
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (3/3/2000)
Accumulation unit value at beginning of period                               $ 0.87  $ 0.79  $ 0.66  $ 0.84  $ 1.02  $ 1.00
Accumulation unit value at end of period                                     $ 0.92  $ 0.87  $ 0.79  $ 0.66  $ 0.84  $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)       1,812   1,911   1,935   1,503   1,473     440
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period                               $ 1.04  $ 0.95  $ 0.80  $ 1.00      --      --
Accumulation unit value at end of period                                     $ 1.10  $ 1.04  $ 0.95  $ 0.80      --      --
Number of accumulation units outstanding at end of period (000 omitted)          48      50      39      --      --      --
MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS (5/1/2000)
Accumulation unit value at beginning of period                               $ 0.83  $ 0.79  $ 0.60  $ 0.89  $ 0.95  $ 1.00
Accumulation unit value at end of period                                     $ 0.86  $ 0.83  $ 0.79  $ 0.60  $ 0.89  $ 0.95
Number of accumulation units outstanding at end of period (000 omitted)         155     314     440     403   1,229   1,292
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period                               $ 1.01  $ 0.96  $ 0.73  $ 1.00      --      --
Accumulation unit value at end of period                                     $ 1.04  $ 1.01  $ 0.96  $ 0.73      --      --
Number of accumulation units outstanding at end of period (000 omitted)          37      44      14       9      --      --
MFS(R) RESEARCH SERIES - INITIAL CLASS (5/1/2000)
Accumulation unit value at beginning of period                               $ 0.73  $ 0.64  $ 0.52  $ 0.70  $ 0.90  $ 1.00
Accumulation unit value at end of period                                     $ 0.77  $ 0.73  $ 0.64  $ 0.52  $ 0.70  $ 0.90
Number of accumulation units outstanding at end of period (000 omitted)         253     401     360     915   1,090   1,014
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period                               $ 1.16  $ 1.06  $ 0.93  $ 1.00      --      --
Accumulation unit value at end of period                                     $ 1.17  $ 1.16  $ 1.06  $ 0.93      --      --
Number of accumulation units outstanding at end of period (000 omitted)       1,817   1,812     261      26      --      --
MFS(R) UTILITIES SERIES - INITIAL CLASS (3/3/2000)
Accumulation unit value at beginning of period                               $ 0.83  $ 0.64  $ 0.48  $ 0.63  $ 0.85  $ 1.00
Accumulation unit value at end of period                                     $ 0.95  $ 0.83  $ 0.64  $ 0.48  $ 0.63  $ 0.85
Number of accumulation units outstanding at end of period (000 omitted)       2,285   2,496   2,767   2,321   2,824   1,785
MFS(R) UTILITIES SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period                               $ 1.45  $ 1.14  $ 0.85  $ 1.00      --      --
Accumulation unit value at end of period                                     $ 1.67  $ 1.45  $ 1.14  $ 0.85      --      --
Number of accumulation units outstanding at end of period (000 omitted)          78      55      11      10      --      --
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (8/30/2002)
Accumulation unit value at beginning of period                               $ 1.31  $ 1.24  $ 0.97  $ 1.00      --      --
Accumulation unit value at end of period                                     $ 1.35  $ 1.31  $ 1.24  $ 0.97      --      --
Number of accumulation units outstanding at end of period (000 omitted)       2,161   1,178      41       4      --      --
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (5/1/2002)
Accumulation unit value at beginning of period                               $ 1.27  $ 1.09  $ 0.77  $ 1.00      --      --
Accumulation unit value at end of period                                     $ 1.43  $ 1.27  $ 1.09  $ 0.77      --      --
Number of accumulation units outstanding at end of period (000 omitted)       1,219   1,120     508      78      --      --
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (11/6/2003)
Accumulation unit value at beginning of period                               $ 1.10  $ 1.03  $ 1.00      --      --      --
Accumulation unit value at end of period                                     $ 1.11  $ 1.10  $ 1.03      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)          39      69       1      --      --      --
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (7/31/2002)
Accumulation unit value at beginning of period                               $ 1.59  $ 1.35  $ 0.95  $ 1.00      --      --
Accumulation unit value at end of period                                     $ 1.72  $ 1.59  $ 1.35  $ 0.95      --      --
Number of accumulation units outstanding at end of period (000 omitted)         207     177      47       5      --      --


--------------------------------------------------------------------------------
88 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                           2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (5/1/2002)
Accumulation unit value at beginning of period                               $ 1.27  $ 1.19  $ 1.03  $ 1.00      --      --
Accumulation unit value at end of period                                     $ 1.28  $ 1.27  $ 1.19  $ 1.03      --      --
Number of accumulation units outstanding at end of period (000 omitted)       3,662   2,643     514      73      --      --
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (3/1/2002)
Accumulation unit value at beginning of period                               $ 1.12  $ 1.02  $ 0.81  $ 1.00      --      --
Accumulation unit value at end of period                                     $ 1.16  $ 1.12  $ 1.02  $ 0.81      --      --
Number of accumulation units outstanding at end of period (000 omitted)          83      76      26      22      --      --
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (5/1/2002)
Accumulation unit value at beginning of period                               $ 1.03  $ 0.98  $ 0.84  $ 1.00      --      --
Accumulation unit value at end of period                                     $ 1.15  $ 1.03  $ 0.98  $ 0.84      --      --
Number of accumulation units outstanding at end of period (000 omitted)         241     279     147      12      --      --
PUTNAM VT INCOME FUND - CLASS IB SHARES (3/1/2002)
Accumulation unit value at beginning of period                               $ 1.11  $ 1.08  $ 1.05  $ 1.00      --      --
Accumulation unit value at end of period                                     $ 1.12  $ 1.11  $ 1.08  $ 1.05      --      --
Number of accumulation units outstanding at end of period (000 omitted)          24      19      12      12      --      --
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/3/2000)
Accumulation unit value at beginning of period                               $ 0.69  $ 0.60  $ 0.48  $ 0.59  $ 0.75  $ 1.00
Accumulation unit value at end of period                                     $ 0.76  $ 0.69  $ 0.60  $ 0.48  $ 0.59  $ 0.75
Number of accumulation units outstanding at end of period (000 omitted)       3,009   3,491   3,064   3,437   4,040   2,678
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (11/6/2003)
Accumulation unit value at beginning of period                               $ 1.12  $ 1.05  $ 1.00      --      --      --
Accumulation unit value at end of period                                     $ 1.15  $ 1.12  $ 1.05      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)          --      --      --      --      --      --
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.18  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                     $ 1.25  $ 1.18      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)          56      56      --      --      --      --
PUTNAM VT VISTA FUND - CLASS IB SHARES (3/3/2000)
Accumulation unit value at beginning of period                               $ 0.50  $ 0.43  $ 0.33  $ 0.48  $ 0.74  $ 1.00
Accumulation unit value at end of period                                     $ 0.56  $ 0.50  $ 0.43  $ 0.33  $ 0.48  $ 0.74
Number of accumulation units outstanding at end of period (000 omitted)       3,228   3,619   3,345   3,966   4,624   2,513
RIVERSOURCE(SM) VARIABLE PORTFOLIO - BALANCED FUND (5/1/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                               $ 0.91  $ 0.84  $ 0.71  $ 0.83  $ 0.94  $ 1.00
Accumulation unit value at end of period                                     $ 0.93  $ 0.91  $ 0.84  $ 0.71  $ 0.83  $ 0.94
Number of accumulation units outstanding at end of period (000 omitted)       1,045   1,151     439     426     178      51
RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (5/1/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                               $ 1.03  $ 1.03  $ 1.04  $ 1.05  $ 1.03  $ 1.00
Accumulation unit value at end of period                                     $ 1.04  $ 1.03  $ 1.03  $ 1.04  $ 1.05  $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)       2,283   1,884   2,410   4,222   3,979   2,613
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (5/1/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                               $ 1.21  $ 1.17  $ 1.14  $ 1.09  $ 1.03  $ 1.00
Accumulation unit value at end of period                                     $ 1.21  $ 1.21  $ 1.17  $ 1.14  $ 1.09  $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)       4,589   4,594     337     264     317      64
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (3/3/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                               $ 1.40  $ 1.20  $ 0.87  $ 1.09  $ 1.08  $ 1.00
Accumulation unit value at end of period                                     $ 1.57  $ 1.40  $ 1.20  $ 0.87  $ 1.09  $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)       2,962   1,191     666     368     223      66
RIVERSOURCE(SM) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                               $ 1.17  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                     $ 1.54  $ 1.17      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       1,627     822      --      --      --      --


--------------------------------------------------------------------------------
89 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                           2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND (5/1/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                               $ 0.47  $ 0.44  $ 0.36  $ 0.50  $ 0.74  $ 1.00
Accumulation unit value at end of period                                     $ 0.50  $ 0.47  $ 0.44  $ 0.36  $ 0.50  $ 0.74
Number of accumulation units outstanding at end of period (000 omitted)         109      80     141      35      83     211
RIVERSOURCE(SM) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (3/3/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning of period                               $ 1.12  $ 1.02  $ 0.83  $ 0.90  $ 0.87  $ 1.00
Accumulation unit value at end of period                                     $ 1.15  $ 1.12  $ 1.02  $ 0.83  $ 0.90  $ 0.87
Number of accumulation units outstanding at end of period (000 omitted)       1,087     834     579     835     633     310
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND)
Accumulation unit value at beginning of period                               $ 1.10  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                     $ 1.12  $ 1.10      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)          --      --      --      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit value at beginning of period                               $ 1.14  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                     $ 1.28  $ 1.14      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)          --     246      --      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (3/3/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                               $ 0.68  $ 0.65  $ 0.51  $ 0.67  $ 0.83  $ 1.00
Accumulation unit value at end of period                                     $ 0.71  $ 0.68  $ 0.65  $ 0.51  $ 0.67  $ 0.83
Number of accumulation units outstanding at end of period (000 omitted)       9,338   7,431     384     138     565     479

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP
 EQUITY FUND ON MARCH 17, 2006

RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                               $ 1.10  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                     $ 1.13  $ 1.10      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)          18      --      --      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (8/30/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                               $ 1.32  $ 1.23  $ 1.02  $ 1.00      --      --
Accumulation unit value at end of period                                     $ 1.43  $ 1.32  $ 1.23  $ 1.02      --      --
Number of accumulation units outstanding at end of period (000 omitted)         321     231      14      11      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (3/3/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                               $ 0.68  $ 0.67  $ 0.54  $ 0.71  $ 0.86  $ 1.00
Accumulation unit value at end of period                                     $ 0.68  $ 0.68  $ 0.67  $ 0.54  $ 0.71  $ 0.86
Number of accumulation units outstanding at end of period (000 omitted)       1,869   2,370   1,967   2,700   3,128   2,130

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP
 EQUITY FUND ON MARCH 17, 2006

RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/6/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                               $ 1.15  $ 1.06  $ 1.00      --      --      --
Accumulation unit value at end of period                                     $ 1.18  $ 1.15  $ 1.06      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)          10      10      --      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND)
Accumulation unit value at beginning of period                               $ 1.10  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                     $ 1.09  $ 1.10      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)          --      --      --      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (3/3/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                               $ 1.14  $ 1.15  $ 1.15  $ 1.10  $ 1.05  $ 1.00
Accumulation unit value at end of period                                     $ 1.14  $ 1.14  $ 1.15  $ 1.15  $ 1.10  $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)       3,298   3,266   2,667   2,375   1,609     272


--------------------------------------------------------------------------------
90 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                           2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (3/3/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                               $ 1.15  $ 0.98  $ 0.67  $ 0.83  $ 0.90  $ 1.00
Accumulation unit value at end of period                                     $ 1.18  $ 1.15  $ 0.98  $ 0.67  $ 0.83  $ 0.90
Number of accumulation units outstanding at end of period (000 omitted)         723     878     759     350     367     173
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (5/1/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                               $ 1.27  $ 1.07  $ 0.79  $ 1.00      --      --
Accumulation unit value at end of period                                     $ 1.32  $ 1.27  $ 1.07  $ 0.79      --      --
Number of accumulation units outstanding at end of period (000 omitted)       2,431   1,175      48      22      --      --
ROYCE MICRO-CAP PORTFOLIO (5/1/2000)
Accumulation unit value at beginning of period                               $ 2.04  $ 1.82  $ 1.24  $ 1.44  $ 1.13  $ 1.00
Accumulation unit value at end of period                                     $ 2.24  $ 2.04  $ 1.82  $ 1.24  $ 1.44  $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)         390     429     432     599     467     173
ROYCE SMALL-CAP PORTFOLIO (5/1/2000)
Accumulation unit value at beginning of period                               $ 2.00  $ 1.62  $ 1.17  $ 1.38  $ 1.15  $ 1.00
Accumulation unit value at end of period                                     $ 2.14  $ 2.00  $ 1.62  $ 1.17  $ 1.38  $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)         217     233     228     227     115     284
STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (11/6/2003)
Accumulation unit value at beginning of period                               $ 1.10  $ 1.04  $ 1.00      --      --      --
Accumulation unit value at end of period                                     $ 1.07  $ 1.10  $ 1.04      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         929     369      --      --      --      --
STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND (11/6/2003)
Accumulation unit value at beginning of period                               $ 1.30  $ 1.10  $ 1.00      --      --      --
Accumulation unit value at end of period                                     $ 1.44  $ 1.30  $ 1.10      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)          --      --      --      --      --      --
STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND (11/6/2003)
Accumulation unit value at beginning of period                               $ 1.04  $ 1.01  $ 1.00      --      --      --
Accumulation unit value at end of period                                     $ 1.05  $ 1.04  $ 1.01      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)          25      24      --      --      --      --
STI CLASSIC VARIABLE TRUST LARGE CAP RELATIVE VALUE FUND (11/6/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST GROWTH AND INCOME FUND)
Accumulation unit value at beginning of period                               $ 1.21  $ 1.07  $ 1.00      --      --      --
Accumulation unit value at end of period                                     $ 1.30  $ 1.21  $ 1.07      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)          91      91      --      --      --      --
STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (11/6/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST VALUE INCOME STOCK FUND)
Accumulation unit value at beginning of period                               $ 1.21  $ 1.06  $ 1.00      --      --      --
Accumulation unit value at end of period                                     $ 1.23  $ 1.21  $ 1.06      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)          10       7      --      --      --      --
STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (11/6/2003)
Accumulation unit value at beginning of period                               $ 1.20  $ 1.04  $ 1.00      --      --      --
Accumulation unit value at end of period                                     $ 1.35  $ 1.20  $ 1.04      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)          --      --      --      --      --      --
STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (11/6/2003)
Accumulation unit value at beginning of period                               $ 1.31  $ 1.07  $ 1.00      --      --      --
Accumulation unit value at end of period                                     $ 1.44  $ 1.31  $ 1.07      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         674     379      --      --      --      --
THIRD AVENUE VALUE PORTFOLIO (5/1/2000)
Accumulation unit value at beginning of period                               $ 2.10  $ 1.78  $ 1.27  $ 1.44  $ 1.29  $ 1.00
Accumulation unit value at end of period                                     $ 2.37  $ 2.10  $ 1.78  $ 1.27  $ 1.44  $ 1.29
Number of accumulation units outstanding at end of period (000 omitted)         377     425     433     865     548     486
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning of period                               $ 1.46  $ 1.26  $ 0.98  $ 1.00      --      --
Accumulation unit value at end of period                                     $ 1.50  $ 1.46  $ 1.26  $ 0.98      --      --
Number of accumulation units outstanding at end of period (000 omitted)       6,565   3,087      53       9      --      --


--------------------------------------------------------------------------------
91 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                           2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning of period                               $ 1.36  $ 1.21  $ 0.96  $ 1.00      --      --
Accumulation unit value at end of period                                     $ 1.47  $ 1.36  $ 1.21  $ 0.96      --      --
Number of accumulation units outstanding at end of period (000 omitted)         211     231      50       2      --      --
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES (8/30/2002)
Accumulation unit value at beginning of period                               $ 1.75  $ 1.30  $ 0.96  $ 1.00      --      --
Accumulation unit value at end of period                                     $ 2.01  $ 1.75  $ 1.30  $ 0.96      --      --
Number of accumulation units outstanding at end of period (000 omitted)          36      32      16      --      --      --
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.38  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                     $ 1.58  $ 1.38      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         256     204      --      --      --      --
WANGER INTERNATIONAL SMALL CAP (5/1/2000)
Accumulation unit value at beginning of period                               $ 0.88  $ 0.68  $ 0.47  $ 0.55  $ 0.71  $ 1.00
Accumulation unit value at end of period                                     $ 1.05  $ 0.88  $ 0.68  $ 0.47  $ 0.55  $ 0.71
Number of accumulation units outstanding at end of period (000 omitted)       2,094   1,370     371     397     402     434
WANGER U.S. SMALLER COMPANIES (5/1/2000)
Accumulation unit value at beginning of period                               $ 1.54  $ 1.32  $ 0.93  $ 1.14  $ 1.04  $ 1.00
Accumulation unit value at end of period                                     $ 1.68  $ 1.54  $ 1.32  $ 0.93  $ 1.14  $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)       1,241     640     107      67      77      31
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (3/3/2000)
Accumulation unit value at beginning of period                               $ 1.00  $ 0.93  $ 0.77  $ 0.90  $ 0.98  $ 1.00
Accumulation unit value at end of period                                     $ 1.04  $ 1.00  $ 0.93  $ 0.77  $ 0.90  $ 0.98
Number of accumulation units outstanding at end of period (000 omitted)       7,230   7,602   8,104   7,521   7,089   2,048
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (3/3/2000)
Accumulation unit value at beginning of period                               $ 1.02  $ 0.93  $ 0.75  $ 1.00  $ 1.09  $ 1.00
Accumulation unit value at end of period                                     $ 1.03  $ 1.02  $ 0.93  $ 0.75  $ 1.00  $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)       1,089   1,072     883     714     448      53
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (3/3/2000)
Accumulation unit value at beginning of period                               $ 1.14  $ 1.04  $ 0.83  $ 1.05  $ 1.13  $ 1.00
Accumulation unit value at end of period                                     $ 1.18  $ 1.14  $ 1.04  $ 0.83  $ 1.05  $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)       3,235   3,406   3,317   3,205   1,972     437
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (7/3/2000)
Accumulation unit value at beginning of period                               $ 0.78  $ 0.72  $ 0.56  $ 0.74  $ 0.89  $ 1.00
Accumulation unit value at end of period                                     $ 0.84  $ 0.78  $ 0.72  $ 0.56  $ 0.74  $ 0.89
Number of accumulation units outstanding at end of period (000 omitted)         693     774     667     537     375      74
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (3/3/2000)
Accumulation unit value at beginning of period                               $ 0.66  $ 0.62  $ 0.51  $ 0.69  $ 0.87  $ 1.00
Accumulation unit value at end of period                                     $ 0.63  $ 0.66  $ 0.62  $ 0.51  $ 0.69  $ 0.87
Number of accumulation units outstanding at end of period (000 omitted)       1,055   1,109     783     534     367     206
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (3/3/2000)
Accumulation unit value at beginning of period                               $ 0.66  $ 0.65  $ 0.52  $ 0.74  $ 0.95  $ 1.00
Accumulation unit value at end of period                                     $ 0.69  $ 0.66  $ 0.65  $ 0.52  $ 0.74  $ 0.95
Number of accumulation units outstanding at end of period (000 omitted)       9,820  10,150  10,578  10,235  10,689   4,598
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (3/3/2000)
Accumulation unit value at beginning of period                               $ 1.02  $ 1.03  $ 1.04  $ 1.04  $ 1.02  $ 1.00
Accumulation unit value at end of period                                     $ 1.04  $ 1.02  $ 1.03  $ 1.04  $ 1.04  $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)       2,569   2,899   3,637   5,843   8,907   2,106
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (3/3/2000)
Accumulation unit value at beginning of period                               $ 0.40  $ 0.35  $ 0.25  $ 0.41  $ 0.56  $ 1.00
Accumulation unit value at end of period                                     $ 0.41  $ 0.40  $ 0.35  $ 0.25  $ 0.41  $ 0.56
Number of accumulation units outstanding at end of period (000 omitted)       2,884   3,349   3,200   3,011   3,655   2,209
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (3/3/2000)
Accumulation unit value at beginning of period                               $ 1.30  $ 1.27  $ 1.19  $ 1.12  $ 1.06  $ 1.00
Accumulation unit value at end of period                                     $ 1.31  $ 1.30  $ 1.27  $ 1.19  $ 1.12  $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)       1,586   1,514   1,482   1,583   1,373     321


--------------------------------------------------------------------------------
92 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                                     2005     2004     2003
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.47   $ 1.35   $ 1.00
Accumulation unit value at end of period                                                               $ 1.53   $ 1.47   $ 1.35
Number of accumulation units outstanding at end of period (000 omitted)                                 1,187      889      380
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.36   $ 1.30   $ 1.00
Accumulation unit value at end of period                                                               $ 1.46   $ 1.36   $ 1.30
Number of accumulation units outstanding at end of period (000 omitted)                                    32       34       27
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.54   $ 1.36   $ 1.00
Accumulation unit value at end of period                                                               $ 1.66   $ 1.54   $ 1.36
Number of accumulation units outstanding at end of period (000 omitted)                                    83       75       14
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.08   $ 1.00       --
Accumulation unit value at end of period                                                               $ 1.14   $ 1.08       --
Number of accumulation units outstanding at end of period (000 omitted)                                   183      111       --
AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES* (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.30   $ 1.25   $ 1.00
Accumulation unit value at end of period                                                               $ 1.35   $ 1.30   $ 1.25
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --       --

*AIM V. I. PREMIER EQUITY FUND, SERIES II SHARES MERGED INTO AIM V. I. CORE EQUITY FUND, SERIES II SHARES O3N APRIL 28, 2006.

ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.46   $ 1.41   $ 1.00
Accumulation unit value at end of period                                                               $ 1.49   $ 1.46   $ 1.41
Number of accumulation units outstanding at end of period (000 omitted)                                   211      189      131
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.45   $ 1.32   $ 1.00
Accumulation unit value at end of period                                                               $ 1.49   $ 1.45   $ 1.32
Number of accumulation units outstanding at end of period (000 omitted)                                   573      531      265
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.20   $ 1.00       --
Accumulation unit value at end of period                                                               $ 1.37   $ 1.20       --
Number of accumulation units outstanding at end of period (000 omitted)                                 1,084      567       --
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.33   $ 1.24   $ 1.00
Accumulation unit value at end of period                                                               $ 1.50   $ 1.33   $ 1.24
Number of accumulation units outstanding at end of period (000 omitted)                                   254      231      185
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (1/29/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                         $ 1.27   $ 1.18   $ 1.00
Accumulation unit value at end of period                                                               $ 1.29   $ 1.27   $ 1.18
Number of accumulation units outstanding at end of period (000 omitted)                                   122      115       74
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.05   $ 1.00       --
Accumulation unit value at end of period                                                               $ 1.05   $ 1.05       --
Number of accumulation units outstanding at end of period (000 omitted)                                 2,800    1,194       --
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.12   $ 1.00       --
Accumulation unit value at end of period                                                               $ 1.25   $ 1.12       --
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --       --
AMERICAN CENTURY VP ULTRA(R), CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.06   $ 1.00       --
Accumulation unit value at end of period                                                               $ 1.07   $ 1.06       --
Number of accumulation units outstanding at end of period (000 omitted)                                   644      268       --


--------------------------------------------------------------------------------
93 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                     2005     2004     2003
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.09   $ 1.00       --
Accumulation unit value at end of period                                                               $ 1.13   $ 1.09       --
Number of accumulation units outstanding at end of period (000 omitted)                                    --       14       --
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
(PREVIOUSLY COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B)
Accumulation unit value at beginning of period                                                         $ 1.17   $ 1.00       --
Accumulation unit value at end of period                                                               $ 1.21   $ 1.17       --
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --       --
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B* (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.04   $ 1.00       --
Accumulation unit value at end of period                                                               $ 1.05   $ 1.04       --
Number of accumulation units outstanding at end of period (000 omitted)                                   491      277       --

*COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B MERGED INTO NATIONS HIGH YIELD BOND PORTFOLIO ON APRIL 28, 2006. ON MAY 1,
 2006, NATIONS HIGH YIELD BOND PORTFOLIO CHANGED ITS NAME TO COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B.

DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.13   $ 1.00       --
Accumulation unit value at end of period                                                               $ 1.21   $ 1.13       --
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --       --
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.03   $ 1.00       --
Accumulation unit value at end of period                                                               $ 1.05   $ 1.03       --
Number of accumulation units outstanding at end of period (000 omitted)                                   373      177       --
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.03   $ 1.00       --
Accumulation unit value at end of period                                                               $ 1.05   $ 1.03       --
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --       --
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.14   $ 1.00       --
Accumulation unit value at end of period                                                               $ 1.26   $ 1.14       --
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --       --
EVERGREEN VA BALANCED FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.20   $ 1.15   $ 1.00
Accumulation unit value at end of period                                                               $ 1.25   $ 1.20   $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)                                   189      161       77
EVERGREEN VA CORE BOND FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.04   $ 1.02   $ 1.00
Accumulation unit value at end of period                                                               $ 1.05   $ 1.04   $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                                 2,737    1,660      568
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.41   $ 1.31   $ 1.00
Accumulation unit value at end of period                                                               $ 1.51   $ 1.41   $ 1.31
Number of accumulation units outstanding at end of period (000 omitted)                                   854      479      264
EVERGREEN VA GROWTH FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.56   $ 1.40   $ 1.00
Accumulation unit value at end of period                                                               $ 1.63   $ 1.56   $ 1.40
Number of accumulation units outstanding at end of period (000 omitted)                                   566      259      155
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.23   $ 1.15   $ 1.00
Accumulation unit value at end of period                                                               $ 1.22   $ 1.23   $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)                                 1,801    1,405      833
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.57   $ 1.35   $ 1.00
Accumulation unit value at end of period                                                               $ 1.79   $ 1.57   $ 1.35
Number of accumulation units outstanding at end of period (000 omitted)                                   663      508      247


--------------------------------------------------------------------------------
94 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                     2005     2004     2003
-------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.48   $ 1.40   $ 1.00
Accumulation unit value at end of period                                                               $ 1.51   $ 1.48   $ 1.40
Number of accumulation units outstanding at end of period (000 omitted)                                 1,249    1,032      482
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.55   $ 1.31   $ 1.00
Accumulation unit value at end of period                                                               $ 1.69   $ 1.55   $ 1.31
Number of accumulation units outstanding at end of period (000 omitted)                                   579      541      292
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.21   $ 1.13   $ 1.00
Accumulation unit value at end of period                                                               $ 1.18   $ 1.21   $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)                                 2,195    1,451      530
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.47   $ 1.30   $ 1.00
Accumulation unit value at end of period                                                               $ 1.69   $ 1.47   $ 1.30
Number of accumulation units outstanding at end of period (000 omitted)                                 3,492    2,521      949
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.36   $ 1.34   $ 1.00
Accumulation unit value at end of period                                                               $ 1.41   $ 1.36   $ 1.34
Number of accumulation units outstanding at end of period (000 omitted)                                   212      256       63
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.03   $ 1.00       --
Accumulation unit value at end of period                                                               $ 1.04   $ 1.03       --
Number of accumulation units outstanding at end of period (000 omitted)                                   850      387       --
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.71   $ 1.39   $ 1.00
Accumulation unit value at end of period                                                               $ 1.98   $ 1.71   $ 1.39
Number of accumulation units outstanding at end of period (000 omitted)                                 1,386    1,244      537
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.63   $ 1.46   $ 1.00
Accumulation unit value at end of period                                                               $ 1.91   $ 1.63   $ 1.46
Number of accumulation units outstanding at end of period (000 omitted)                                   602      449       31
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.12   $ 1.00       --
Accumulation unit value at end of period                                                               $ 1.12   $ 1.12       --
Number of accumulation units outstanding at end of period (000 omitted)                                   140      122       --
FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.81   $ 1.40   $ 1.00
Accumulation unit value at end of period                                                               $ 2.02   $ 1.81   $ 1.40
Number of accumulation units outstanding at end of period (000 omitted)                                    61       33        9
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.09   $ 1.00       --
Accumulation unit value at end of period                                                               $ 1.11   $ 1.09       --
Number of accumulation units outstanding at end of period (000 omitted)                                     1        2       --
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.67   $ 1.37   $ 1.00
Accumulation unit value at end of period                                                               $ 1.79   $ 1.67   $ 1.37
Number of accumulation units outstanding at end of period (000 omitted)                                   407      377      249
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.51   $ 1.38   $ 1.00
Accumulation unit value at end of period                                                               $ 1.56   $ 1.51   $ 1.38
Number of accumulation units outstanding at end of period (000 omitted)                                   258      237      132
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.39   $ 1.26   $ 1.00
Accumulation unit value at end of period                                                               $ 1.52   $ 1.39   $ 1.26
Number of accumulation units outstanding at end of period (000 omitted)                                 4,175    4,271    2,556


--------------------------------------------------------------------------------
95 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                     2005     2004     2003
-------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.56   $ 1.34   $ 1.00
Accumulation unit value at end of period                                                               $ 1.70   $ 1.56   $ 1.34
Number of accumulation units outstanding at end of period (000 omitted)                                   582      494      287
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.16   $ 1.00       --
Accumulation unit value at end of period                                                               $ 1.11   $ 1.16       --
Number of accumulation units outstanding at end of period (000 omitted)                                 1,079      474       --
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.12   $ 1.00       --
Accumulation unit value at end of period                                                               $ 1.20   $ 1.12       --
Number of accumulation units outstanding at end of period (000 omitted)                                    16       16       --
GOLDMAN SACHS VIT MID CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.20   $ 1.00       --
Accumulation unit value at end of period                                                               $ 1.33   $ 1.20       --
Number of accumulation units outstanding at end of period (000 omitted)                                   863      435       --
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.32   $ 1.23   $ 1.00
Accumulation unit value at end of period                                                               $ 1.35   $ 1.32   $ 1.23
Number of accumulation units outstanding at end of period (000 omitted)                                   205      197       87
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.40   $ 1.34   $ 1.00
Accumulation unit value at end of period                                                               $ 1.45   $ 1.40   $ 1.34
Number of accumulation units outstanding at end of period (000 omitted)                                    79      116       49
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.28   $ 1.17   $ 1.00
Accumulation unit value at end of period                                                               $ 1.29   $ 1.28   $ 1.17
Number of accumulation units outstanding at end of period (000 omitted)                                 3,293    3,031    1,127
MFS(R) UTILITIES SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.71   $ 1.34   $ 1.00
Accumulation unit value at end of period                                                               $ 1.96   $ 1.71   $ 1.34
Number of accumulation units outstanding at end of period (000 omitted)                                   190      174       48
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.37   $ 1.31   $ 1.00
Accumulation unit value at end of period                                                               $ 1.42   $ 1.37   $ 1.31
Number of accumulation units outstanding at end of period (000 omitted)                                 1,669    1,265      187
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.71   $ 1.46   $ 1.00
Accumulation unit value at end of period                                                               $ 1.92   $ 1.71   $ 1.46
Number of accumulation units outstanding at end of period (000 omitted)                                   237      201       56
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.29   $ 1.20   $ 1.00
Accumulation unit value at end of period                                                               $ 1.30   $ 1.29   $ 1.20
Number of accumulation units outstanding at end of period (000 omitted)                                   404      484      274
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.69   $ 1.44   $ 1.00
Accumulation unit value at end of period                                                               $ 1.83   $ 1.69   $ 1.44
Number of accumulation units outstanding at end of period (000 omitted)                                   404      435      155
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.22   $ 1.14   $ 1.00
Accumulation unit value at end of period                                                               $ 1.23   $ 1.22   $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)                                 3,886    3,250    1,732
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.41   $ 1.29   $ 1.00
Accumulation unit value at end of period                                                               $ 1.46   $ 1.41   $ 1.29
Number of accumulation units outstanding at end of period (000 omitted)                                   106      102       86


--------------------------------------------------------------------------------
96 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                     2005     2004     2003
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.25   $ 1.19   $ 1.00
Accumulation unit value at end of period                                                               $ 1.40   $ 1.25   $ 1.19
Number of accumulation units outstanding at end of period (000 omitted)                                   125       93       30
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.54   $ 1.35   $ 1.00
Accumulation unit value at end of period                                                               $ 1.70   $ 1.54   $ 1.35
Number of accumulation units outstanding at end of period (000 omitted)                                   492      469      199
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.34   $ 1.27   $ 1.00
Accumulation unit value at end of period                                                               $ 1.39   $ 1.34   $ 1.27
Number of accumulation units outstanding at end of period (000 omitted)                                     7        7        7
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.18   $ 1.00       --
Accumulation unit value at end of period                                                               $ 1.25   $ 1.18       --
Number of accumulation units outstanding at end of period (000 omitted)                                    14       --       --
PUTNAM VT VISTA FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.55   $ 1.33   $ 1.00
Accumulation unit value at end of period                                                               $ 1.71   $ 1.55   $ 1.33
Number of accumulation units outstanding at end of period (000 omitted)                                    15       14       11
RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (1/29/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                                         $ 0.98   $ 0.99   $ 1.00
Accumulation unit value at end of period                                                               $ 0.99   $ 0.98   $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)                                   568      568    1,098
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (1/29/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                                                         $ 1.06   $ 1.03   $ 1.00
Accumulation unit value at end of period                                                               $ 1.06   $ 1.06   $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                 1,113    1,080      392
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (1/29/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                                         $ 1.69   $ 1.45   $ 1.00
Accumulation unit value at end of period                                                               $ 1.88   $ 1.69   $ 1.45
Number of accumulation units outstanding at end of period (000 omitted)                                   959      443      208
RIVERSOURCE(SM) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                                         $ 1.17   $ 1.00       --
Accumulation unit value at end of period                                                               $ 1.54   $ 1.17       --
Number of accumulation units outstanding at end of period (000 omitted)                                   668      383       --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND (1/29/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                                         $ 1.30   $ 1.22   $ 1.00
Accumulation unit value at end of period                                                               $ 1.39   $ 1.30   $ 1.22
Number of accumulation units outstanding at end of period (000 omitted)                                    28       22       14
RIVERSOURCE(SM) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning of period                                                         $ 1.08   $ 1.00       --
Accumulation unit value at end of period                                                               $ 1.11   $ 1.08       --
Number of accumulation units outstanding at end of period (000 omitted)                                   161       20       --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND)
Accumulation unit value at beginning of period                                                         $ 1.10   $ 1.00       --
Accumulation unit value at end of period                                                               $ 1.12   $ 1.10       --
Number of accumulation units outstanding at end of period (000 omitted)                                    10       10       --


--------------------------------------------------------------------------------
97 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                     2005     2004     2003
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                                         $ 1.14   $ 1.00       --
Accumulation unit value at end of period                                                               $ 1.28   $ 1.14       --
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --       --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                                                         $ 1.05   $ 1.00       --
Accumulation unit value at end of period                                                               $ 1.10   $ 1.05       --
Number of accumulation units outstanding at end of period (000 omitted)                                 2,259    1,547       --

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY
 FUND ON MARCH 17, 2006

RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                                                         $ 1.10   $ 1.00       --
Accumulation unit value at end of period                                                               $ 1.13   $ 1.10       --
Number of accumulation units outstanding at end of period (000 omitted)                                    16       16       --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (1/29/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                                         $ 1.35   $ 1.26   $ 1.00
Accumulation unit value at end of period                                                               $ 1.47   $ 1.35   $ 1.26
Number of accumulation units outstanding at end of period (000 omitted)                                   171      135        3
RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (1/29/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                                         $ 1.28   $ 1.26   $ 1.00
Accumulation unit value at end of period                                                               $ 1.28   $ 1.28   $ 1.26
Number of accumulation units outstanding at end of period (000 omitted)                                   491      459      240

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY
 FUND ON MARCH 17, 2006

RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (1/29/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                                         $ 1.40   $ 1.29   $ 1.00
Accumulation unit value at end of period                                                               $ 1.44   $ 1.40   $ 1.29
Number of accumulation units outstanding at end of period (000 omitted)                                   702      731      508
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND)
Accumulation unit value at beginning of period                                                         $ 1.10   $ 1.00       --
Accumulation unit value at end of period                                                               $ 1.09   $ 1.10       --
Number of accumulation units outstanding at end of period (000 omitted)                                     8       --       --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (1/29/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                                                         $ 0.99   $ 1.00   $ 1.00
Accumulation unit value at end of period                                                               $ 0.99   $ 0.99   $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)                                 1,541    1,552    1,170
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (1/29/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                                         $ 1.65   $ 1.40   $ 1.00
Accumulation unit value at end of period                                                               $ 1.72   $ 1.65   $ 1.40
Number of accumulation units outstanding at end of period (000 omitted)                                   947      581       99
STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.26   $ 1.20   $ 1.00
Accumulation unit value at end of period                                                               $ 1.23   $ 1.26   $ 1.20
Number of accumulation units outstanding at end of period (000 omitted)                                   348      218       99
STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.68   $ 1.43   $ 1.00
Accumulation unit value at end of period                                                               $ 1.86   $ 1.68   $ 1.43
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --       --


--------------------------------------------------------------------------------
98 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                     2005     2004     2003
-------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.03   $ 1.00   $ 1.00
Accumulation unit value at end of period                                                               $ 1.04   $ 1.03   $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)                                    81       81       79
STI CLASSIC VARIABLE TRUST LARGE CAP RELATIVE VALUE FUND (1/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST GROWTH AND INCOME FUND)
Accumulation unit value at beginning of period                                                         $ 1.44   $ 1.28   $ 1.00
Accumulation unit value at end of period                                                               $ 1.55   $ 1.44   $ 1.28
Number of accumulation units outstanding at end of period (000 omitted)                                    78       77       66
STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (1/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST VALUE INCOME STOCK FUND)
Accumulation unit value at beginning of period                                                         $ 1.44   $ 1.27   $ 1.00
Accumulation unit value at end of period                                                               $ 1.47   $ 1.44   $ 1.27
Number of accumulation units outstanding at end of period (000 omitted)                                   151      146       68
STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.51   $ 1.31   $ 1.00
Accumulation unit value at end of period                                                               $ 1.69   $ 1.51   $ 1.31
Number of accumulation units outstanding at end of period (000 omitted)                                    18       13       13
STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.71   $ 1.40   $ 1.00
Accumulation unit value at end of period                                                               $ 1.89   $ 1.71   $ 1.40
Number of accumulation units outstanding at end of period (000 omitted)                                   179      132       53
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.51   $ 1.31   $ 1.00
Accumulation unit value at end of period                                                               $ 1.55   $ 1.51   $ 1.31
Number of accumulation units outstanding at end of period (000 omitted)                                 2,940    1,561      157
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.45   $ 1.29   $ 1.00
Accumulation unit value at end of period                                                               $ 1.57   $ 1.45   $ 1.29
Number of accumulation units outstanding at end of period (000 omitted)                                   197      192      117
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.91   $ 1.42   $ 1.00
Accumulation unit value at end of period                                                               $ 2.20   $ 1.91   $ 1.42
Number of accumulation units outstanding at end of period (000 omitted)                                    47       49       29
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.38   $ 1.00       --
Accumulation unit value at end of period                                                               $ 1.58   $ 1.38       --
Number of accumulation units outstanding at end of period (000 omitted)                                   102       44       --
WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.20   $ 1.00       --
Accumulation unit value at end of period                                                               $ 1.44   $ 1.20       --
Number of accumulation units outstanding at end of period (000 omitted)                                   413      214       --
WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.15   $ 1.00       --
Accumulation unit value at end of period                                                               $ 1.27   $ 1.15       --
Number of accumulation units outstanding at end of period (000 omitted)                                   609      300       --
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.08   $ 1.00       --
Accumulation unit value at end of period                                                               $ 1.12   $ 1.08       --
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --       --
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.08   $ 1.00       --
Accumulation unit value at end of period                                                               $ 1.10   $ 1.08       --
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --       --


--------------------------------------------------------------------------------
99 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                     2005     2004     2003
-------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.08    $1.00       --
Accumulation unit value at end of period                                                               $1.12    $1.08       --
Number of accumulation units outstanding at end of period (000 omitted)                                   28       17       --
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.11    $1.00       --
Accumulation unit value at end of period                                                               $1.20    $1.11       --
Number of accumulation units outstanding at end of period (000 omitted)                                   --       --       --
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.06    $1.00       --
Accumulation unit value at end of period                                                               $1.02    $1.06       --
Number of accumulation units outstanding at end of period (000 omitted)                                   --       --       --
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.03    $1.00       --
Accumulation unit value at end of period                                                               $1.07    $1.03       --
Number of accumulation units outstanding at end of period (000 omitted)                                   93       17       --
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.00    $1.00       --
Accumulation unit value at end of period                                                               $1.01    $1.00       --
Number of accumulation units outstanding at end of period (000 omitted)                                    4       --       --
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.06    $1.00       --
Accumulation unit value at end of period                                                               $1.11    $1.06       --
Number of accumulation units outstanding at end of period (000 omitted)                                   --       --       --
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.03    $1.00       --
Accumulation unit value at end of period                                                               $1.04    $1.03       --
Number of accumulation units outstanding at end of period (000 omitted)                                   80       --       --


--------------------------------------------------------------------------------
100 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                           2005    2004    2003    2002    2001     2000
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (7/31/2002)
Accumulation unit value at beginning of period                               $ 1.36  $ 1.25  $ 0.95  $ 1.00       --       --
Accumulation unit value at end of period                                     $ 1.41  $ 1.36  $ 1.25  $ 0.95       --       --
Number of accumulation units outstanding at end of period (000 omitted)         124     123      83      --       --       --
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (2/11/2000)
Accumulation unit value at beginning of period                               $ 0.63  $ 0.60  $ 0.47  $ 0.63  $  0.83  $  1.00
Accumulation unit value at end of period                                     $ 0.67  $ 0.63  $ 0.60  $ 0.47  $  0.63  $  0.83
Number of accumulation units outstanding at end of period (000 omitted)       3,612   4,617   5,063   5,490   10,247    8,641
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (3/1/2002)
Accumulation unit value at beginning of period                               $ 1.05  $ 1.00  $ 0.79  $ 1.00       --       --
Accumulation unit value at end of period                                     $ 1.12  $ 1.05  $ 1.00  $ 0.79       --       --
Number of accumulation units outstanding at end of period (000 omitted)         192     121      18      --       --       --
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES (2/11/2000)
Accumulation unit value at beginning of period                               $ 1.03  $ 0.90  $ 0.68  $ 0.88  $  0.97  $  1.00
Accumulation unit value at end of period                                     $ 1.11  $ 1.03  $ 0.90  $ 0.68  $  0.88  $  0.97
Number of accumulation units outstanding at end of period (000 omitted)       1,197   1,399   1,743   1,419    3,126    3,627
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (8/30/2002)
Accumulation unit value at beginning of period                               $ 1.42  $ 1.25  $ 0.94  $ 1.00       --       --
Accumulation unit value at end of period                                     $ 1.53  $ 1.42  $ 1.25  $ 0.94       --       --
Number of accumulation units outstanding at end of period (000 omitted)         119      52      11      --       --       --
AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES* (2/11/2000)
Accumulation unit value at beginning of period                               $ 0.63  $ 0.60  $ 0.49  $ 0.71  $  0.83  $  1.00
Accumulation unit value at end of period                                     $ 0.65  $ 0.63  $ 0.60  $ 0.49  $  0.71  $  0.83
Number of accumulation units outstanding at end of period (000 omitted)       4,454   4,850   5,337   5,773    8,588   10,738

*AIM V. I. PREMIER EQUITY FUND, SERIES I SHARES MERGED INTO AIM V. I. CORE EQUITY FUND, SERIES I SHARES ON APRIL 28, 2006.

AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES* (3/1/2002)
Accumulation unit value at beginning of period                               $ 0.94  $ 0.91  $ 0.74  $ 1.00       --       --
Accumulation unit value at end of period                                     $ 0.98  $ 0.94  $ 0.91  $ 0.74       --       --
Number of accumulation units outstanding at end of period (000 omitted)          --      --      --      --       --       --

*AIM V. I. PREMIER EQUITY FUND, SERIES II SHARES MERGED INTO AIM V. I. CORE EQUITY FUND, SERIES II SHARES ON APRIL 28, 2006.

ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (2/11/2000)
Accumulation unit value at beginning of period                               $ 0.43  $ 0.41  $ 0.29  $ 0.51  $  0.70  $  1.00
Accumulation unit value at end of period                                     $ 0.44  $ 0.43  $ 0.41  $ 0.29  $  0.51  $  0.70
Number of accumulation units outstanding at end of period (000 omitted)       2,981   3,267   3,866   3,655    6,380    9,543
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (8/30/2002)
Accumulation unit value at beginning of period                               $ 1.36  $ 1.24  $ 0.95  $ 1.00       --       --
Accumulation unit value at end of period                                     $ 1.40  $ 1.36  $ 1.24  $ 0.95       --       --
Number of accumulation units outstanding at end of period (000 omitted)         230      79      20       1       --       --
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                               $ 1.20  $ 1.00      --      --       --       --
Accumulation unit value at end of period                                     $ 1.37  $ 1.20      --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)       1,624     627      --      --       --       --
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (2/11/2000)
Accumulation unit value at beginning of period                               $ 0.62  $ 0.58  $ 0.48  $ 0.70  $  0.86  $  1.00
Accumulation unit value at end of period                                     $ 0.70  $ 0.62  $ 0.58  $ 0.48  $  0.70  $  0.86
Number of accumulation units outstanding at end of period (000 omitted)       3,655   3,938   4,901   4,631    7,466    9,298
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (1/29/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                               $ 1.23  $ 1.15  $ 1.00      --       --       --
Accumulation unit value at end of period                                     $ 1.26  $ 1.23  $ 1.15      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)          11      11      --      --       --       --
ALLIANCEBERNSTEIN VPS U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO (CLASS B) (2/11/2000)
Accumulation unit value at beginning of period                               $ 1.27  $ 1.25  $ 1.23  $ 1.16  $  1.09  $  1.00
Accumulation unit value at end of period                                     $ 1.28  $ 1.27  $ 1.25  $ 1.23  $  1.16  $  1.09
Number of accumulation units outstanding at end of period (000 omitted)         889     920     966   1,192    1,123      319


--------------------------------------------------------------------------------
101 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                        2005     2004     2003    2002     2001     2000
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.05   $ 1.00       --      --       --       --
Accumulation unit value at end of period                                  $ 1.05   $ 1.05       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)    2,335      799       --      --       --       --
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.09   $ 1.00       --      --       --       --
Accumulation unit value at end of period                                  $ 1.13   $ 1.09       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)       91       41       --      --       --       --
BARON CAPITAL ASSET FUND - INSURANCE SHARES (2/11/2000)
Accumulation unit value at beginning of period                            $ 1.42   $ 1.15   $ 0.89   $1.06   $ 0.96   $ 1.00
Accumulation unit value at end of period                                  $ 1.44   $ 1.42   $ 1.15   $0.89   $ 1.06   $ 0.96
Number of accumulation units outstanding at end of period (000 omitted)      969    1,061    1,193     624    1,044      668
CREDIT SUISSE TRUST - MID-CAP GROWTH PORTFOLIO (2/11/2000)
Accumulation unit value at beginning of period                            $ 0.75   $ 0.67   $ 0.48   $0.69   $ 0.83   $ 1.00
Accumulation unit value at end of period                                  $ 0.79   $ 0.75   $ 0.67   $0.48   $ 0.69   $ 0.83
Number of accumulation units outstanding at end of period (000 omitted)      342      364      530     329      852    1,637
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.03   $ 1.00       --      --       --       --
Accumulation unit value at end of period                                  $ 1.05   $ 1.03       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)      513      206       --      --       --       --
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (3/3/2003)
Accumulation unit value at beginning of period                            $ 1.34   $ 1.29   $ 1.00      --       --       --
Accumulation unit value at end of period                                  $ 1.37   $ 1.34   $ 1.29      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)       --       --       --      --       --       --
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.03   $ 1.00       --      --       --       --
Accumulation unit value at end of period                                  $ 1.05   $ 1.03       --      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)      160       88       --      --       --       --
EVERGREEN VA BALANCED FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $ 1.18   $ 1.13   $ 1.00   $1.00       --       --
Accumulation unit value at end of period                                  $ 1.22   $ 1.18   $ 1.13   $1.00       --       --
Number of accumulation units outstanding at end of period (000 omitted)        7        7        7      --       --       --
EVERGREEN VA CORE BOND FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $ 1.08   $ 1.06   $ 1.04   $1.00       --       --
Accumulation unit value at end of period                                  $ 1.09   $ 1.08   $ 1.06   $1.04       --       --
Number of accumulation units outstanding at end of period (000 omitted)      307      329      310      --       --       --
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (8/30/2002)
Accumulation unit value at beginning of period                            $ 1.31   $ 1.22   $ 0.96   $1.00       --       --
Accumulation unit value at end of period                                  $ 1.40   $ 1.31   $ 1.22   $0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)      147       89       90      21       --       --
EVERGREEN VA GROWTH FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $ 1.50   $ 1.34   $ 0.98   $1.00       --       --
Accumulation unit value at end of period                                  $ 1.57   $ 1.50   $ 1.34   $0.98       --       --
Number of accumulation units outstanding at end of period (000 omitted)       19       16       14      --       --       --
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $ 1.28   $ 1.20   $ 1.03   $1.00       --       --
Accumulation unit value at end of period                                  $ 1.28   $ 1.28   $ 1.20   $1.03       --       --
Number of accumulation units outstanding at end of period (000 omitted)      170      181      123      --       --       --
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $ 1.40   $ 1.20   $ 0.93   $1.00       --       --
Accumulation unit value at end of period                                  $ 1.60   $ 1.40   $ 1.20   $0.93       --       --
Number of accumulation units outstanding at end of period (000 omitted)      163      169      123      --       --       --
EVERGREEN VA OMEGA FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $ 1.39   $ 1.32   $ 0.96   $1.00       --       --
Accumulation unit value at end of period                                  $ 1.42   $ 1.39   $ 1.32   $0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)       83       82       65       3       --       --


--------------------------------------------------------------------------------
102 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                        2005     2004     2003     2002     2001     2000
------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $ 1.43   $ 1.21   $ 0.95   $ 1.00       --        --
Accumulation unit value at end of period                                  $ 1.56   $ 1.43   $ 1.21   $ 0.95       --        --
Number of accumulation units outstanding at end of period (000 omitted)       99       78       55        2       --        --
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $ 1.32   $ 1.24   $ 1.08   $ 1.00       --        --
Accumulation unit value at end of period                                  $ 1.29   $ 1.32   $ 1.24   $ 1.08       --        --
Number of accumulation units outstanding at end of period (000 omitted)      119       95       76       --       --        --
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                            $ 1.09   $ 1.05   $ 0.91   $ 1.00       --        --
Accumulation unit value at end of period                                  $ 1.13   $ 1.09   $ 1.05   $ 0.91       --        --
Number of accumulation units outstanding at end of period (000 omitted)       14       14       15        3       --        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (8/30/2002)
Accumulation unit value at beginning of period                            $ 1.38   $ 1.22   $ 0.97   $ 1.00       --        --
Accumulation unit value at end of period                                  $ 1.58   $ 1.38   $ 1.22   $ 0.97       --        --
Number of accumulation units outstanding at end of period (000 omitted)    3,396    1,696      275       --       --        --
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (3/3/2003)
Accumulation unit value at beginning of period                            $ 1.27   $ 1.27   $ 1.00       --       --        --
Accumulation unit value at end of period                                  $ 1.51   $ 1.27   $ 1.27       --       --        --
Number of accumulation units outstanding at end of period (000 omitted)       --       --       --       --       --        --
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (2/11/2000)
Accumulation unit value at beginning of period                            $ 0.94   $ 0.91   $ 0.74   $ 0.91   $ 1.01   $  1.00
Accumulation unit value at end of period                                  $ 1.00   $ 0.94   $ 0.91   $ 0.74   $ 0.91   $  1.01
Number of accumulation units outstanding at end of period (000 omitted)    3,902    4,085    3,720    3,068    2,950     2,250
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                            $ 1.06   $ 1.02   $ 0.85   $ 1.00       --        --
Accumulation unit value at end of period                                  $ 1.12   $ 1.06   $ 1.02   $ 0.85       --        --
Number of accumulation units outstanding at end of period (000 omitted)       --       --       --       --       --        --
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                            $ 0.96   $ 0.95   $ 0.73   $ 1.00       --        --
Accumulation unit value at end of period                                  $ 1.00   $ 0.96   $ 0.95   $ 0.73       --        --
Number of accumulation units outstanding at end of period (000 omitted)       46       70       50       --       --        --
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (3/3/2003)
Accumulation unit value at beginning of period                            $ 1.30   $ 1.21   $ 1.00       --       --        --
Accumulation unit value at end of period                                  $ 1.31   $ 1.30   $ 1.21       --       --        --
Number of accumulation units outstanding at end of period (000 omitted)       --       --       --       --       --        --
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (2/11/2000)
Accumulation unit value at beginning of period                            $ 1.61   $ 1.31   $ 0.96   $ 1.09   $ 1.14   $  1.00
Accumulation unit value at end of period                                  $ 1.88   $ 1.61   $ 1.31   $ 0.96   $ 1.09   $  1.14
Number of accumulation units outstanding at end of period (000 omitted)    3,997    4,551    5,037    5,481    7,878    10,072
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                            $ 1.49   $ 1.21   $ 0.89   $ 1.00       --        --
Accumulation unit value at end of period                                  $ 1.73   $ 1.49   $ 1.21   $ 0.89       --        --
Number of accumulation units outstanding at end of period (000 omitted)      665      299      170       27       --        --
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS (2/11/2000)
Accumulation unit value at beginning of period                            $ 0.76   $ 0.68   $ 0.48   $ 0.62   $ 0.80   $  1.00
Accumulation unit value at end of period                                  $ 0.89   $ 0.76   $ 0.68   $ 0.48   $ 0.62   $  0.80
Number of accumulation units outstanding at end of period (000 omitted)    1,172    1,219    1,060    3,767      933     1,064
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.63   $ 1.46   $ 1.00       --       --        --
Accumulation unit value at end of period                                  $ 1.90   $ 1.63   $ 1.46       --       --        --
Number of accumulation units outstanding at end of period (000 omitted)      880      422       --       --       --        --
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (3/3/2003)
Accumulation unit value at beginning of period                            $ 1.39   $ 1.24   $ 1.00       --       --        --
Accumulation unit value at end of period                                  $ 1.39   $ 1.39   $ 1.24       --       --        --
Number of accumulation units outstanding at end of period (000 omitted)       41       21       --       --       --        --


--------------------------------------------------------------------------------
103 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                        2005     2004     2003     2002     2001     2000
------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (2/11/2000)
Accumulation unit value at beginning of period                            $ 2.44   $ 1.88   $ 1.41   $ 1.40   $ 1.32   $  1.00
Accumulation unit value at end of period                                  $ 2.72   $ 2.44   $ 1.88   $ 1.41   $ 1.40   $  1.32
Number of accumulation units outstanding at end of period (000 omitted)      960      841      925      967      685       269
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                            $ 1.39   $ 1.14   $ 0.88   $ 1.00       --        --
Accumulation unit value at end of period                                  $ 1.49   $ 1.39   $ 1.14   $ 0.88       --        --
Number of accumulation units outstanding at end of period (000 omitted)       65       70       52       --       --        --
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                            $ 1.12   $ 1.02   $ 0.75   $ 1.00       --        --
Accumulation unit value at end of period                                  $ 1.15   $ 1.12   $ 1.02   $ 0.75       --        --
Number of accumulation units outstanding at end of period (000 omitted)      130      142       94       --       --        --
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (2/11/2000)
Accumulation unit value at beginning of period                            $ 1.48   $ 1.34   $ 1.09   $ 1.25   $ 1.19   $  1.00
Accumulation unit value at end of period                                  $ 1.62   $ 1.48   $ 1.34   $ 1.09   $ 1.25   $  1.19
Number of accumulation units outstanding at end of period (000 omitted)    2,432    2,461    1,354      690      473        79
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                            $ 1.27   $ 1.09   $ 0.84   $ 1.00       --        --
Accumulation unit value at end of period                                  $ 1.38   $ 1.27   $ 1.09   $ 0.84       --        --
Number of accumulation units outstanding at end of period (000 omitted)      892      833      387      330       --        --
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.16   $ 1.00       --       --       --        --
Accumulation unit value at end of period                                  $ 1.11   $ 1.16       --       --       --        --
Number of accumulation units outstanding at end of period (000 omitted)      871      313       --       --       --        --
GOLDMAN SACHS VIT CAPITAL GROWTH FUND (2/11/2000)
Accumulation unit value at beginning of period                            $ 0.78   $ 0.72   $ 0.59   $ 0.80   $ 0.95   $  1.00
Accumulation unit value at end of period                                  $ 0.79   $ 0.78   $ 0.72   $ 0.59   $ 0.80   $  0.95
Number of accumulation units outstanding at end of period (000 omitted)      986    1,121    1,066    1,135    1,090     1,157
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND (2/11/2000)
(PREVIOUSLY GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                            $ 0.90   $ 0.79   $ 0.62   $ 0.81   $ 0.94   $  1.00
Accumulation unit value at end of period                                  $ 0.94   $ 0.90   $ 0.79   $ 0.62   $ 0.81   $  0.94
Number of accumulation units outstanding at end of period (000 omitted)      880      911      741      666    1,747     1,910
GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND (2/11/2000)
Accumulation unit value at beginning of period                            $ 0.78   $ 0.69   $ 0.52   $ 0.65   $ 0.85   $  1.00
Accumulation unit value at end of period                                  $ 0.87   $ 0.78   $ 0.69   $ 0.52   $ 0.65   $  0.85
Number of accumulation units outstanding at end of period (000 omitted)      630      618      735      634      630       621
GOLDMAN SACHS VIT MID CAP VALUE FUND (3/3/2003)
Accumulation unit value at beginning of period                            $ 1.65   $ 1.33   $ 1.00       --       --        --
Accumulation unit value at end of period                                  $ 1.83   $ 1.65   $ 1.33       --       --        --
Number of accumulation units outstanding at end of period (000 omitted)      949      393       --       --       --        --
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (5/1/2000)
Accumulation unit value at beginning of period                            $ 0.35   $ 0.35   $ 0.24   $ 0.42   $ 0.68   $  1.00
Accumulation unit value at end of period                                  $ 0.38   $ 0.35   $ 0.35   $ 0.24   $ 0.42   $  0.68
Number of accumulation units outstanding at end of period (000 omitted)      960    1,339    2,256    1,352    2,516     3,873
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES (2/11/2000)
Accumulation unit value at beginning of period                            $ 0.62   $ 0.53   $ 0.40   $ 0.55   $ 0.73   $  1.00
Accumulation unit value at end of period                                  $ 0.80   $ 0.62   $ 0.53   $ 0.40   $ 0.55   $  0.73
Number of accumulation units outstanding at end of period (000 omitted)    2,877    3,282    4,438    4,904    7,177     7,309
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (2/11/2000)
Accumulation unit value at beginning of period                            $ 0.57   $ 0.56   $ 0.43   $ 0.60   $ 0.81   $  1.00
Accumulation unit value at end of period                                  $ 0.58   $ 0.57   $ 0.56   $ 0.43   $ 0.60   $  0.81
Number of accumulation units outstanding at end of period (000 omitted)    3,654    4,012    5,078    5,747    8,149    12,345


--------------------------------------------------------------------------------
104 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                        2005     2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES (2/11/2000)
Accumulation unit value at beginning of period                            $ 0.39   $ 0.33   $ 0.25   $ 0.35   $ 0.58   $ 1.00
Accumulation unit value at end of period                                  $ 0.43   $ 0.39   $ 0.33   $ 0.25   $ 0.35   $ 0.58
Number of accumulation units outstanding at end of period (000 omitted)    2,545    3,020    3,748    3,767    5,754    8,739
JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO (2/11/2000)
Accumulation unit value at beginning of period                            $ 0.82   $ 0.76   $ 0.60   $ 0.81   $ 0.93   $ 1.00
Accumulation unit value at end of period                                  $ 0.81   $ 0.82   $ 0.76   $ 0.60   $ 0.81   $ 0.93
Number of accumulation units outstanding at end of period (000 omitted)    1,022    1,124    1,065      952    1,041      696
LAZARD RETIREMENT EQUITY PORTFOLIO (2/11/2000)
Accumulation unit value at beginning of period                            $ 1.09   $ 0.99   $ 0.81   $ 0.98   $ 1.08   $ 1.00
Accumulation unit value at end of period                                  $ 1.11   $ 1.09   $ 0.99   $ 0.81   $ 0.98   $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)      267      271      193      147       63       70
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO (2/11/2000)
Accumulation unit value at beginning of period                            $ 0.89   $ 0.79   $ 0.62   $ 0.71   $ 0.95   $ 1.00
Accumulation unit value at end of period                                  $ 0.97   $ 0.89   $ 0.79   $ 0.62   $ 0.71   $ 0.95
Number of accumulation units outstanding at end of period (000 omitted)      441      430      427      281      201      101
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.32   $ 1.23   $ 1.00       --       --       --
Accumulation unit value at end of period                                  $ 1.35   $ 1.32   $ 1.23       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)       --       --       --       --       --       --
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (3/3/2003)
Accumulation unit value at beginning of period                            $ 1.37   $ 1.25   $ 1.00       --       --       --
Accumulation unit value at end of period                                  $ 1.45   $ 1.37   $ 1.25       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)       --       --       --       --       --       --
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period                            $ 1.04   $ 0.95   $ 0.80   $ 1.00       --       --
Accumulation unit value at end of period                                  $ 1.10   $ 1.04   $ 0.95   $ 0.80       --       --
Number of accumulation units outstanding at end of period (000 omitted)        8        8       --       --       --       --
MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS (2/11/2000)
Accumulation unit value at beginning of period                            $ 0.76   $ 0.73   $ 0.55   $ 0.82   $ 0.88   $ 1.00
Accumulation unit value at end of period                                  $ 0.79   $ 0.76   $ 0.73   $ 0.55   $ 0.82   $ 0.88
Number of accumulation units outstanding at end of period (000 omitted)    2,075    2,485    5,133    4,295    9,128    5,110
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period                            $ 1.01   $ 0.96   $ 0.73   $ 1.00       --       --
Accumulation unit value at end of period                                  $ 1.04   $ 1.01   $ 0.96   $ 0.73       --       --
Number of accumulation units outstanding at end of period (000 omitted)       14       13       13       --       --       --
MFS(R) RESEARCH SERIES - INITIAL CLASS (2/11/2000)
Accumulation unit value at beginning of period                            $ 0.76   $ 0.67   $ 0.55   $ 0.73   $ 0.95   $ 1.00
Accumulation unit value at end of period                                  $ 0.81   $ 0.76   $ 0.67   $ 0.55   $ 0.73   $ 0.95
Number of accumulation units outstanding at end of period (000 omitted)    2,180    2,940    2,362    2,675    3,850    2,978
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period                            $ 1.16   $ 1.06   $ 0.93   $ 1.00       --       --
Accumulation unit value at end of period                                  $ 1.17   $ 1.16   $ 1.06   $ 0.93       --       --
Number of accumulation units outstanding at end of period (000 omitted)    1,434    1,589    1,453        6       --       --
MFS(R) UTILITIES SERIES - INITIAL CLASS (2/11/2000)
Accumulation unit value at beginning of period                            $ 0.96   $ 0.75   $ 0.56   $ 0.73   $ 0.98   $ 1.00
Accumulation unit value at end of period                                  $ 1.10   $ 0.96   $ 0.75   $ 0.56   $ 0.73   $ 0.98
Number of accumulation units outstanding at end of period (000 omitted)    1,659    1,728    1,521    2,042    2,469    3,551
MFS(R) UTILITIES SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period                            $ 1.41   $ 1.11   $ 0.85   $ 1.00       --       --
Accumulation unit value at end of period                                  $ 1.62   $ 1.41   $ 1.11   $ 0.85       --       --
Number of accumulation units outstanding at end of period (000 omitted)       64       56       34       --       --       --
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (8/30/2002)
Accumulation unit value at beginning of period                            $ 1.30   $ 1.24   $ 0.97   $ 1.00       --       --
Accumulation unit value at end of period                                  $ 1.34   $ 1.30   $ 1.24   $ 0.97       --       --
Number of accumulation units outstanding at end of period (000 omitted)      328      322      165       --       --       --


--------------------------------------------------------------------------------
105 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                        2005     2004     2003      2002      2001      2000
--------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (8/30/2002)
Accumulation unit value at beginning of period                            $ 1.52   $ 1.30   $ 0.93   $  1.00        --        --
Accumulation unit value at end of period                                  $ 1.71   $ 1.52   $ 1.30   $  0.93        --        --
Number of accumulation units outstanding at end of period (000 omitted)      168       54       13         9        --        --
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.19   $ 1.11   $ 1.00        --        --        --
Accumulation unit value at end of period                                  $ 1.20   $ 1.19   $ 1.11        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)        4       16       14        --        --        --
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (7/31/2002)
Accumulation unit value at beginning of period                            $ 1.58   $ 1.35   $ 0.95   $  1.00        --        --
Accumulation unit value at end of period                                  $ 1.71   $ 1.58   $ 1.35   $  0.95        --        --
Number of accumulation units outstanding at end of period (000 omitted)      102      106       81        13        --        --
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (8/30/2002)
Accumulation unit value at beginning of period                            $ 1.20   $ 1.12   $ 1.04   $  1.00        --        --
Accumulation unit value at end of period                                  $ 1.21   $ 1.20   $ 1.12   $  1.04        --        --
Number of accumulation units outstanding at end of period (000 omitted)    1,678      741      108        --        --        --
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (3/1/2002)
Accumulation unit value at beginning of period                            $ 1.09   $ 1.00   $ 0.81   $  1.00        --        --
Accumulation unit value at end of period                                  $ 1.13   $ 1.09   $ 1.00   $  0.81        --        --
Number of accumulation units outstanding at end of period (000 omitted)       35       37       39        --        --        --
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (8/30/2002)
Accumulation unit value at beginning of period                            $ 1.20   $ 1.13   $ 0.97   $  1.00        --        --
Accumulation unit value at end of period                                  $ 1.33   $ 1.20   $ 1.13   $  0.97        --        --
Number of accumulation units outstanding at end of period (000 omitted)       56       44       28        --        --        --
PUTNAM VT INCOME FUND - CLASS IB SHARES (3/1/2002)
Accumulation unit value at beginning of period                            $ 1.11   $ 1.08   $ 1.05   $  1.00        --        --
Accumulation unit value at end of period                                  $ 1.11   $ 1.11   $ 1.08   $  1.05        --        --
Number of accumulation units outstanding at end of period (000 omitted)        2        2       16        16        --        --
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/1/2002)
Accumulation unit value at beginning of period                            $ 1.22   $ 1.07   $ 0.85   $  1.00        --        --
Accumulation unit value at end of period                                  $ 1.35   $ 1.22   $ 1.07   $  0.85        --        --
Number of accumulation units outstanding at end of period (000 omitted)       82       83       77         7        --        --
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.34   $ 1.27   $ 1.00        --        --        --
Accumulation unit value at end of period                                  $ 1.39   $ 1.34   $ 1.27        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)       --       --       --        --        --        --
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.18   $ 1.00       --        --        --        --
Accumulation unit value at end of period                                  $ 1.25   $ 1.18       --        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)       --       --       --        --        --        --
PUTNAM VT VISTA FUND - CLASS IB SHARES (3/1/2002)
Accumulation unit value at beginning of period                            $ 1.14   $ 0.97   $ 0.74   $  1.00        --        --
Accumulation unit value at end of period                                  $ 1.25   $ 1.14   $ 0.97   $  0.74        --        --
Number of accumulation units outstanding at end of period (000 omitted)       --       --       --        --        --        --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - BALANCED FUND (2/11/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                            $ 0.94   $ 0.88   $ 0.74   $  0.86   $  0.98   $  1.00
Accumulation unit value at end of period                                  $ 0.97   $ 0.94   $ 0.88   $  0.74   $  0.86   $  0.98
Number of accumulation units outstanding at end of period (000 omitted)    1,393    1,424    1,263       915       851       613
RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (2/11/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                            $ 1.02   $ 1.03   $ 1.04   $  1.05   $  1.03   $  1.00
Accumulation unit value at end of period                                  $ 1.03   $ 1.02   $ 1.03   $  1.04   $  1.05   $  1.03
Number of accumulation units outstanding at end of period (000 omitted)    5,054    5,813    9,032    12,876    11,399    11,511


--------------------------------------------------------------------------------
106 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                        2005     2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (2/11/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                            $ 1.20   $ 1.17   $ 1.14   $ 1.09   $ 1.03   $ 1.00
Accumulation unit value at end of period                                  $ 1.21   $ 1.20   $ 1.17   $ 1.14   $ 1.09   $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)    1,145    1,267      849      894    1,363      688
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (2/11/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                            $ 1.39   $ 1.19   $ 0.86   $ 1.08   $ 1.07   $ 1.00
Accumulation unit value at end of period                                  $ 1.55   $ 1.39   $ 1.19   $ 0.86   $ 1.08   $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)    2,161      854      518      179      367       52
RIVERSOURCE(SM) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                            $ 1.17   $ 1.00       --       --       --       --
Accumulation unit value at end of period                                  $ 1.54   $ 1.17       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)      882      424       --       --       --       --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND (2/11/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                            $ 0.49   $ 0.46   $ 0.38   $ 0.52   $ 0.77   $ 1.00
Accumulation unit value at end of period                                  $ 0.52   $ 0.49   $ 0.46   $ 0.38   $ 0.52   $ 0.77
Number of accumulation units outstanding at end of period (000 omitted)      703      733      539      476      546      554
RIVERSOURCE(SM) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (2/11/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning of period                            $ 1.13   $ 1.03   $ 0.83   $ 0.91   $ 0.88   $ 1.00
Accumulation unit value at end of period                                  $ 1.15   $ 1.13   $ 1.03   $ 0.83   $ 0.91   $ 0.88
Number of accumulation units outstanding at end of period (000 omitted)    2,355    3,591    3,747    3,634    2,458      390
RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (2/11/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                            $ 0.69   $ 0.67   $ 0.52   $ 0.68   $ 0.85   $ 1.00
Accumulation unit value at end of period                                  $ 0.73   $ 0.69   $ 0.67   $ 0.52   $ 0.68   $ 0.85
Number of accumulation units outstanding at end of period (000 omitted)    3,835    3,213      184      144      795      785

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP
 EQUITY FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (8/30/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                            $ 1.32   $ 1.23   $ 1.02   $ 1.00       --       --
Accumulation unit value at end of period                                  $ 1.43   $ 1.32   $ 1.23   $ 1.02       --       --
Number of accumulation units outstanding at end of period (000 omitted)      271      202        8       --       --       --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (2/11/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                            $ 0.71   $ 0.70   $ 0.57   $ 0.74   $ 0.90   $ 1.00
Accumulation unit value at end of period                                  $ 0.70   $ 0.71   $ 0.70   $ 0.57   $ 0.74   $ 0.90
Number of accumulation units outstanding at end of period (000 omitted)    1,660    1,568    1,779    2,097    2,896    2,468

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP
 EQUITY FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (1/29/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                            $ 1.40   $ 1.29   $ 1.00       --       --       --
Accumulation unit value at end of period                                  $ 1.43   $ 1.40   $ 1.29       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)      189      199       32       --       --       --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND)
Accumulation unit value at beginning of period                            $ 1.10   $ 1.00       --       --       --       --
Accumulation unit value at end of period                                  $ 1.09   $ 1.10       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)       --       --       --       --       --       --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (2/11/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                            $ 1.15   $ 1.16   $ 1.16   $ 1.11   $ 1.06   $ 1.00
Accumulation unit value at end of period                                  $ 1.15   $ 1.15   $ 1.16   $ 1.16   $ 1.11   $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)      614      765      812      397      424       24


--------------------------------------------------------------------------------
107 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                        2005     2004     2003     2002     2001    2000
----------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (2/11/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                            $ 1.28   $ 1.09   $ 0.75   $ 0.92   $ 1.00   $1.00
Accumulation unit value at end of period                                  $ 1.32   $ 1.28   $ 1.09   $ 0.75   $ 0.92   $1.00
Number of accumulation units outstanding at end of period (000 omitted)      516      616      743      259      474     147
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (7/31/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                            $ 1.53   $ 1.30   $ 0.96   $ 1.00       --      --
Accumulation unit value at end of period                                  $ 1.59   $ 1.53   $ 1.30   $ 0.96       --      --
Number of accumulation units outstanding at end of period (000 omitted)    1,501      718       23        3       --      --
ROYCE MICRO-CAP PORTFOLIO (2/11/2000)
Accumulation unit value at beginning of period                            $ 2.13   $ 1.90   $ 1.29   $ 1.51   $ 1.18   $1.00
Accumulation unit value at end of period                                  $ 2.34   $ 2.13   $ 1.90   $ 1.29   $ 1.51   $1.18
Number of accumulation units outstanding at end of period (000 omitted)    1,036    1,354      833    1,130    1,596     491
ROYCE SMALL-CAP PORTFOLIO (2/11/2000)
Accumulation unit value at beginning of period                            $ 2.29   $ 1.86   $ 1.34   $ 1.58   $ 1.33   $1.00
Accumulation unit value at end of period                                  $ 2.45   $ 2.29   $ 1.86   $ 1.34   $ 1.58   $1.33
Number of accumulation units outstanding at end of period (000 omitted)      734      852      678      993      705     640
STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.26   $ 1.20   $ 1.00       --       --      --
Accumulation unit value at end of period                                  $ 1.23   $ 1.26   $ 1.20       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)        4        4        4       --       --      --
STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.67   $ 1.43   $ 1.00       --       --      --
Accumulation unit value at end of period                                  $ 1.86   $ 1.67   $ 1.43       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)       --       --       --       --       --      --
STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.04   $ 1.01   $ 1.00       --       --      --
Accumulation unit value at end of period                                  $ 1.04   $ 1.04   $ 1.01       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)       80       91       12       --       --      --
STI CLASSIC VARIABLE TRUST LARGE CAP RELATIVE VALUE FUND (1/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST GROWTH AND INCOME FUND)
Accumulation unit value at beginning of period                            $ 1.44   $ 1.28   $ 1.00       --       --      --
Accumulation unit value at end of period                                  $ 1.54   $ 1.44   $ 1.28       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)       24        5       --       --       --      --
STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (1/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST VALUE INCOME STOCK FUND)
Accumulation unit value at beginning of period                            $ 1.42   $ 1.26   $ 1.00       --       --      --
Accumulation unit value at end of period                                  $ 1.45   $ 1.42   $ 1.26       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)       29       30        4       --       --      --
STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.50   $ 1.31   $ 1.00       --       --      --
Accumulation unit value at end of period                                  $ 1.69   $ 1.50   $ 1.31       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)       --       --       --       --       --      --
STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.71   $ 1.40   $ 1.00       --       --      --
Accumulation unit value at end of period                                  $ 1.88   $ 1.71   $ 1.40       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)        4        4        2       --       --      --
THIRD AVENUE VALUE PORTFOLIO (2/11/2000)
Accumulation unit value at beginning of period                            $ 2.27   $ 1.92   $ 1.37   $ 1.56   $ 1.39   $1.00
Accumulation unit value at end of period                                  $ 2.56   $ 2.27   $ 1.92   $ 1.37   $ 1.56   $1.39
Number of accumulation units outstanding at end of period (000 omitted)    1,445    1,239    1,160    1,457    1,689     785
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning of period                            $ 1.46   $ 1.26   $ 0.98   $ 1.00       --      --
Accumulation unit value at end of period                                  $ 1.49   $ 1.46   $ 1.26   $ 0.98       --      --
Number of accumulation units outstanding at end of period (000 omitted)    2,752      959      110        3       --      --


--------------------------------------------------------------------------------
108 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                        2005     2004    2003    2002     2001     2000
---------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning of period                            $ 1.36   $ 1.21   $0.96   $1.00       --       --
Accumulation unit value at end of period                                  $ 1.46   $ 1.36   $1.21   $0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)        3        3       3      --       --       --
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES (8/30/2002)
Accumulation unit value at beginning of period                            $ 1.74   $ 1.30   $0.96   $1.00       --       --
Accumulation unit value at end of period                                  $ 2.01   $ 1.74   $1.30   $0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)       34       35      25      --       --       --
WANGER INTERNATIONAL SMALL CAP (2/11/2000)
Accumulation unit value at beginning of period                            $ 0.66   $ 0.52   $0.35   $0.42   $ 0.54   $ 1.00
Accumulation unit value at end of period                                  $ 0.79   $ 0.66   $0.52   $0.35   $ 0.42   $ 0.54
Number of accumulation units outstanding at end of period (000 omitted)      909      895     861     813    1,918    1,867
WANGER U.S. SMALLER COMPANIES (2/11/2000)
Accumulation unit value at beginning of period                            $ 1.18   $ 1.01   $0.72   $0.88   $ 0.80   $ 1.00
Accumulation unit value at end of period                                  $ 1.29   $ 1.18   $1.01   $0.72   $ 0.88   $ 0.80
Number of accumulation units outstanding at end of period (000 omitted)    1,887    1,310     833     774    1,045      527
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (3/3/2003)
Accumulation unit value at beginning of period                            $ 1.33   $ 1.24   $1.00      --       --       --
Accumulation unit value at end of period                                  $ 1.37   $ 1.33   $1.24      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)      119       43      43      --       --       --
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (3/3/2003)
Accumulation unit value at beginning of period                            $ 1.43   $ 1.30   $1.00      --       --       --
Accumulation unit value at end of period                                  $ 1.45   $ 1.43   $1.30      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)       --       --      --      --       --       --
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (2/11/2000)
Accumulation unit value at beginning of period                            $ 1.14   $ 1.04   $0.84   $1.05   $ 1.13   $ 1.00
Accumulation unit value at end of period                                  $ 1.18   $ 1.14   $1.04   $0.84   $ 1.05   $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)    1,739    1,400     495     368      132       47
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (3/3/2003)
Accumulation unit value at beginning of period                            $ 1.50   $ 1.39   $1.00      --       --       --
Accumulation unit value at end of period                                  $ 1.62   $ 1.50   $1.39      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)       --       --      --      --       --       --
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (3/3/2003)
Accumulation unit value at beginning of period                            $ 1.33   $ 1.25   $1.00      --       --       --
Accumulation unit value at end of period                                  $ 1.28   $ 1.33   $1.25      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)       --       --      --      --       --       --
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (3/3/2003)
Accumulation unit value at beginning of period                            $ 1.32   $ 1.30   $1.00      --       --       --
Accumulation unit value at end of period                                  $ 1.37   $ 1.32   $1.30      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)    2,332      620      --      --       --       --
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (3/3/2003)
Accumulation unit value at beginning of period                            $ 0.98   $ 0.99   $1.00      --       --       --
Accumulation unit value at end of period                                  $ 0.99   $ 0.98   $0.99      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)       48       75      --      --       --       --
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (3/3/2003)
Accumulation unit value at beginning of period                            $ 1.67   $ 1.49   $1.00      --       --       --
Accumulation unit value at end of period                                  $ 1.75   $ 1.67   $1.49      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)       --       --      --      --       --       --
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (3/3/2003)
Accumulation unit value at beginning of period                            $ 1.04   $ 1.01   $1.00      --       --       --
Accumulation unit value at end of period                                  $ 1.04   $ 1.04   $1.01      --       --       --
Number of accumulation units outstanding at end of period (000 omitted)    1,431      508      --      --       --       --


--------------------------------------------------------------------------------
109 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                        2005     2004    2003     2002     2001     2000
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.47   $ 1.35   $1.00       --       --       --
Accumulation unit value at end of period                                  $ 1.52   $ 1.47   $1.35       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)    1,471    1,173     333       --       --       --
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (3/3/2000)
Accumulation unit value at beginning of period                            $ 0.56   $ 0.54   $0.42   $ 0.57   $ 0.75   $ 1.00
Accumulation unit value at end of period                                  $ 0.60   $ 0.56   $0.54   $ 0.42   $ 0.57   $ 0.75
Number of accumulation units outstanding at end of period (000 omitted)      320      416     470      489      494      149
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.36   $ 1.30   $1.00       --       --       --
Accumulation unit value at end of period                                  $ 1.45   $ 1.36   $1.30       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)       32       36      20       --       --       --
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.54   $ 1.36   $1.00       --       --       --
Accumulation unit value at end of period                                  $ 1.65   $ 1.54   $1.36       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)       37       46      36       --       --       --
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.08   $ 1.00      --       --       --       --
Accumulation unit value at end of period                                  $ 1.14   $ 1.08      --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)      380      266      --       --       --       --
AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES* (3/3/2000)
Accumulation unit value at beginning of period                            $ 0.61   $ 0.59   $0.48   $ 0.69   $ 0.81   $ 1.00
Accumulation unit value at end of period                                  $ 0.63   $ 0.61   $0.59   $ 0.48   $ 0.69   $ 0.81
Number of accumulation units outstanding at end of period (000 omitted)      600      881     967    1,112    1,872    1,483

*AIM V. I. PREMIER EQUITY FUND, SERIES I SHARES MERGED INTO AIM V. I. CORE EQUITY FUND, SERIES I SHARES ON APRIL 28, 2006.

AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES* (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.30   $ 1.25   $1.00       --       --       --
Accumulation unit value at end of period                                  $ 1.35   $ 1.30   $1.25       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)       20       20       3       --       --       --

*AIM V. I. PREMIER EQUITY FUND, SERIES II SHARES MERGED INTO AIM V. I. CORE EQUITY FUND, SERIES II SHARES ON APRIL 28, 2006.

ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.45   $ 1.41   $1.00       --       --       --
Accumulation unit value at end of period                                  $ 1.48   $ 1.45   $1.41       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)      156      158      63       --       --       --
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.45   $ 1.32   $1.00       --       --       --
Accumulation unit value at end of period                                  $ 1.49   $ 1.45   $1.32       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)      616      622     246       --       --       --
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.20   $ 1.00      --       --       --       --
Accumulation unit value at end of period                                  $ 1.37   $ 1.20      --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)    2,119      537      --       --       --       --
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.33   $ 1.24   $1.00       --       --       --
Accumulation unit value at end of period                                  $ 1.50   $ 1.33   $1.24       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)      177      187     127       --       --       --
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (1/29/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                            $ 1.23   $ 1.15   $1.00       --       --       --
Accumulation unit value at end of period                                  $ 1.26   $ 1.23   $1.15       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)        3        1      --       --       --       --
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.05   $ 1.00      --       --       --       --
Accumulation unit value at end of period                                  $ 1.05   $ 1.05      --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)    4,472    1,212      --       --       --       --


--------------------------------------------------------------------------------
110 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                        2005     2004    2003    2002    2001    2000
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.12   $ 1.00      --      --      --      --
Accumulation unit value at end of period                                  $ 1.24   $ 1.12      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       --       --      --      --      --      --
AMERICAN CENTURY VP ULTRA(R), CLASS II (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.06   $ 1.00      --      --      --      --
Accumulation unit value at end of period                                  $ 1.07   $ 1.06      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)    1,978      814      --      --      --      --
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.09   $ 1.00      --      --      --      --
Accumulation unit value at end of period                                  $ 1.12   $ 1.09      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       --       --      --      --      --      --
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
(PREVIOUSLY COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B)
Accumulation unit value at beginning of period                            $ 1.17   $ 1.00      --      --      --      --
Accumulation unit value at end of period                                  $ 1.21   $ 1.17      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        5        5      --      --      --      --
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B* (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.04   $ 1.00      --      --      --      --
Accumulation unit value at end of period                                  $ 1.05   $ 1.04      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      896      419      --      --      --      --

*COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B MERGED INTO NATIONS HIGH YIELD BOND PORTFOLIO ON APRIL 28, 2006. ON
 MAY 1, 2006, NATIONS HIGH YIELD BOND PORTFOLIO CHANGED ITS NAME TO COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B.

DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.13   $ 1.00      --      --      --      --
Accumulation unit value at end of period                                  $ 1.21   $ 1.13      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       --       --      --      --      --      --
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.03   $ 1.00      --      --      --      --
Accumulation unit value at end of period                                  $ 1.05   $ 1.03      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      740      249      --      --      --      --
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (3/3/2000)
Accumulation unit value at beginning of period                            $ 0.62   $ 0.59   $0.48   $0.68   $0.90   $1.00
Accumulation unit value at end of period                                  $ 0.63   $ 0.62   $0.59   $0.48   $0.68   $0.90
Number of accumulation units outstanding at end of period (000 omitted)       77      109     119     156     191      71
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.03   $ 1.00      --      --      --      --
Accumulation unit value at end of period                                  $ 1.05   $ 1.03      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       --       --      --      --      --      --
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.14   $ 1.00      --      --      --      --
Accumulation unit value at end of period                                  $ 1.25   $ 1.14      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       --       --      --      --      --      --
EVERGREEN VA BALANCED FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.20   $ 1.15   $1.00      --      --      --
Accumulation unit value at end of period                                  $ 1.24   $ 1.20   $1.15      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      283      305     233      --      --      --
EVERGREEN VA CORE BOND FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.04   $ 1.02   $1.00      --      --      --
Accumulation unit value at end of period                                  $ 1.05   $ 1.04   $1.02      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)    1,307    1,090     742      --      --      --
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.40   $ 1.31   $1.00      --      --      --
Accumulation unit value at end of period                                  $ 1.50   $ 1.40   $1.31      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      571      397     293      --      --      --


--------------------------------------------------------------------------------
111 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                        2005     2004     2003    2002    2001    2000
--------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.56   $ 1.39   $ 1.00      --      --      --
Accumulation unit value at end of period                                  $ 1.63   $ 1.56   $ 1.39      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      160      136      101      --      --      --
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.22   $ 1.15   $ 1.00      --      --      --
Accumulation unit value at end of period                                  $ 1.22   $ 1.22   $ 1.15      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      544      441      362      --      --      --
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.57   $ 1.34   $ 1.00      --      --      --
Accumulation unit value at end of period                                  $ 1.79   $ 1.57   $ 1.34      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      352      320      216      --      --      --
EVERGREEN VA OMEGA FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.48   $ 1.40   $ 1.00      --      --      --
Accumulation unit value at end of period                                  $ 1.50   $ 1.48   $ 1.40      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      298      336      232      --      --      --
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.55   $ 1.31   $ 1.00      --      --      --
Accumulation unit value at end of period                                  $ 1.68   $ 1.55   $ 1.31      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      612      637      390      --      --      --
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.20   $ 1.13   $ 1.00      --      --      --
Accumulation unit value at end of period                                  $ 1.17   $ 1.20   $ 1.13      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)    1,319    1,205      654      --      --      --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.47   $ 1.30   $ 1.00      --      --      --
Accumulation unit value at end of period                                  $ 1.69   $ 1.47   $ 1.30      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)    6,755    4,083    1,989      --      --      --
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period                            $ 1.06   $ 1.06   $ 0.86   $0.95   $1.00      --
Accumulation unit value at end of period                                  $ 1.26   $ 1.06   $ 1.06   $0.86   $0.95      --
Number of accumulation units outstanding at end of period (000 omitted)        1        1        1      10       3      --
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.36   $ 1.34   $ 1.00      --      --      --
Accumulation unit value at end of period                                  $ 1.41   $ 1.36   $ 1.34      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      161      199      141      --      --      --
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period                            $ 1.24   $ 1.15   $ 0.92   $0.91   $1.00      --
Accumulation unit value at end of period                                  $ 1.25   $ 1.24   $ 1.15   $0.92   $0.91      --
Number of accumulation units outstanding at end of period (000 omitted)       22       22       26      13      13      --
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.03   $ 1.00       --      --      --      --
Accumulation unit value at end of period                                  $ 1.03   $ 1.03       --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)    1,893      708       --      --      --      --
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period                            $ 1.57   $ 1.28   $ 0.94   $1.06   $1.00      --
Accumulation unit value at end of period                                  $ 1.82   $ 1.57   $ 1.28   $0.94   $1.06      --
Number of accumulation units outstanding at end of period (000 omitted)    1,376    1,002      621      42       8      --
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.63   $ 1.46   $ 1.00      --      --      --
Accumulation unit value at end of period                                  $ 1.90   $ 1.63   $ 1.46      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      814      375        6      --      --      --
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                            $ 1.39   $ 1.24   $ 0.96   $0.98   $0.99   $1.00
Accumulation unit value at end of period                                  $ 1.39   $ 1.39   $ 1.24   $0.96   $0.98   $0.99
Number of accumulation units outstanding at end of period (000 omitted)      503      448      360     343     285     177


--------------------------------------------------------------------------------
112 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                        2005     2004     2003    2002    2001    2000
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                            $ 2.18   $ 1.68   $ 1.26   $1.25   $1.18   $1.00
Accumulation unit value at end of period                                  $ 2.43   $ 2.18   $ 1.68   $1.26   $1.25   $1.18
Number of accumulation units outstanding at end of period (000 omitted)      179      154       90      58      11       2
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.09   $ 1.00       --      --      --      --
Accumulation unit value at end of period                                  $ 1.11   $ 1.09       --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       12       11       --      --      --      --
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (5/1/2002)
Accumulation unit value at beginning of period                            $ 1.25   $ 1.03   $ 0.79   $1.00      --      --
Accumulation unit value at end of period                                  $ 1.34   $ 1.25   $ 1.03   $0.79      --      --
Number of accumulation units outstanding at end of period (000 omitted)      450      471      247       4      --      --
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                            $ 0.52   $ 0.48   $ 0.35   $0.50   $0.60   $1.00
Accumulation unit value at end of period                                  $ 0.54   $ 0.52   $ 0.48   $0.35   $0.50   $0.60
Number of accumulation units outstanding at end of period (000 omitted)    1,089    1,247      982     331     348     258
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                            $ 1.38   $ 1.25   $ 1.02   $1.17   $1.11   $1.00
Accumulation unit value at end of period                                  $ 1.51   $ 1.38   $ 1.25   $1.02   $1.17   $1.11
Number of accumulation units outstanding at end of period (000 omitted)    5,530    5,447    3,579     123      41       3
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.56   $ 1.34   $ 1.00      --      --      --
Accumulation unit value at end of period                                  $ 1.69   $ 1.56   $ 1.34      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      481      404      261      --      --      --
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.16   $ 1.00       --      --      --      --
Accumulation unit value at end of period                                  $ 1.11   $ 1.16       --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)    1,682      454       --      --      --      --
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.12   $ 1.00       --      --      --      --
Accumulation unit value at end of period                                  $ 1.20   $ 1.12       --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      153      127       --      --      --      --
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND (3/3/2000)
(PREVIOUSLY GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                            $ 0.88   $ 0.78   $ 0.61   $0.79   $0.91   $1.00
Accumulation unit value at end of period                                  $ 0.92   $ 0.88   $ 0.78   $0.61   $0.79   $0.91
Number of accumulation units outstanding at end of period (000 omitted)      171      282      210     204     212     144
GOLDMAN SACHS VIT MID CAP VALUE FUND (3/3/2000)
Accumulation unit value at beginning of period                            $ 2.28   $ 1.84   $ 1.46   $1.56   $1.41   $1.00
Accumulation unit value at end of period                                  $ 2.53   $ 2.28   $ 1.84   $1.46   $1.56   $1.41
Number of accumulation units outstanding at end of period (000 omitted)      937      431      147     125     110      37
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.32   $ 1.23   $ 1.00      --      --      --
Accumulation unit value at end of period                                  $ 1.35   $ 1.32   $ 1.23      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       35       75       75      --      --      --
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (3/3/2000)
Accumulation unit value at beginning of period                            $ 0.86   $ 0.79   $ 0.65   $0.84   $1.02   $1.00
Accumulation unit value at end of period                                  $ 0.91   $ 0.86   $ 0.79   $0.65   $0.84   $1.02
Number of accumulation units outstanding at end of period (000 omitted)       49       54       60      68      87      57
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.40   $ 1.34   $ 1.00      --      --      --
Accumulation unit value at end of period                                  $ 1.44   $ 1.40   $ 1.34      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      115      142      117      --      --      --


--------------------------------------------------------------------------------
113 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                        2005     2004     2003    2002    2001    2000
--------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.28   $ 1.17   $ 1.00      --      --      --
Accumulation unit value at end of period                                  $ 1.29   $ 1.28   $ 1.17      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)    3,166    3,185    2,107      --      --      --
MFS(R) UTILITIES SERIES - INITIAL CLASS (3/3/2000)
Accumulation unit value at beginning of period                            $ 0.82   $ 0.64   $ 0.48   $0.63   $0.85   $1.00
Accumulation unit value at end of period                                  $ 0.94   $ 0.82   $ 0.64   $0.48   $0.63   $0.85
Number of accumulation units outstanding at end of period (000 omitted)      290      358      415     453     567     366
MFS(R) UTILITIES SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.67   $ 1.30   $ 1.00      --      --      --
Accumulation unit value at end of period                                  $ 1.91   $ 1.67   $ 1.30      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      126      111       59      --      --      --
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.37   $ 1.31   $ 1.00      --      --      --
Accumulation unit value at end of period                                  $ 1.41   $ 1.37   $ 1.31      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)    1,429      747      148      --      --      --
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (5/1/2002)
Accumulation unit value at beginning of period                            $ 1.26   $ 1.07   $ 0.77   $1.00      --      --
Accumulation unit value at end of period                                  $ 1.41   $ 1.26   $ 1.07   $0.77      --      --
Number of accumulation units outstanding at end of period (000 omitted)      462      327      229      --      --      --
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.29   $ 1.20   $ 1.00      --      --      --
Accumulation unit value at end of period                                  $ 1.29   $ 1.29   $ 1.20      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      207      214      167      --      --      --
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.69   $ 1.44   $ 1.00      --      --      --
Accumulation unit value at end of period                                  $ 1.82   $ 1.69   $ 1.44      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      164      179      148      --      --      --
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (5/1/2002)
Accumulation unit value at beginning of period                            $ 1.26   $ 1.19   $ 1.03   $1.00      --      --
Accumulation unit value at end of period                                  $ 1.27   $ 1.26   $ 1.19   $1.03      --      --
Number of accumulation units outstanding at end of period (000 omitted)    5,202    3,248    1,819      --      --      --
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.41   $ 1.29   $ 1.00      --      --      --
Accumulation unit value at end of period                                  $ 1.46   $ 1.41   $ 1.29      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       42       45       37      --      --      --
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (5/1/2002)
Accumulation unit value at beginning of period                            $ 1.03   $ 0.97   $ 0.84   $1.00      --      --
Accumulation unit value at end of period                                  $ 1.14   $ 1.03   $ 0.97   $0.84      --      --
Number of accumulation units outstanding at end of period (000 omitted)      155      148      132      33      --      --
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/3/2000)
Accumulation unit value at beginning of period                            $ 0.68   $ 0.60   $ 0.47   $0.59   $0.75   $1.00
Accumulation unit value at end of period                                  $ 0.76   $ 0.68   $ 0.60   $0.47   $0.59   $0.75
Number of accumulation units outstanding at end of period (000 omitted)    1,024    1,360    1,054     666     730     499
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.34   $ 1.27   $ 1.00      --      --      --
Accumulation unit value at end of period                                  $ 1.38   $ 1.34   $ 1.27      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       --       --       --      --      --      --
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.18   $ 1.00       --      --      --      --
Accumulation unit value at end of period                                  $ 1.25   $ 1.18       --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        2       --       --      --      --      --
PUTNAM VT VISTA FUND - CLASS IB SHARES (3/3/2000)
Accumulation unit value at beginning of period                            $ 0.50   $ 0.43   $ 0.33   $0.48   $0.73   $1.00
Accumulation unit value at end of period                                  $ 0.55   $ 0.50   $ 0.43   $0.33   $0.48   $0.73
Number of accumulation units outstanding at end of period (000 omitted)      495      657      650     608     668     384


--------------------------------------------------------------------------------
114 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                        2005     2004    2003    2002    2001    2000
-------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (1/29/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                            $ 0.98   $ 0.99   $1.00      --      --      --
Accumulation unit value at end of period                                  $ 0.99   $ 0.98   $0.99      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      766      287     357      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (1/29/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                            $ 1.05   $ 1.03   $1.00      --      --      --
Accumulation unit value at end of period                                  $ 1.06   $ 1.05   $1.03      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)    1,401    1,444     591      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (3/3/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                            $ 1.39   $ 1.20   $0.86   $1.08   $1.08   $1.00
Accumulation unit value at end of period                                  $ 1.55   $ 1.39   $1.20   $0.86   $1.08   $1.08
Number of accumulation units outstanding at end of period (000 omitted)    2,404      286     196      36      34       3
RIVERSOURCE(SM) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                            $ 1.17   $ 1.00      --      --      --      --
Accumulation unit value at end of period                                  $ 1.54   $ 1.17      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)    1,246      418      --      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND (1/29/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                            $ 1.30   $ 1.22   $1.00      --      --      --
Accumulation unit value at end of period                                  $ 1.39   $ 1.30   $1.22      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       --       --      --      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (3/3/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning of period                            $ 1.12   $ 1.02   $0.83   $0.90   $0.88   $1.00
Accumulation unit value at end of period                                  $ 1.15   $ 1.12   $1.02   $0.83   $0.90   $0.88
Number of accumulation units outstanding at end of period (000 omitted)    1,528      436     245     216     178      62
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND)
Accumulation unit value at beginning of period                            $ 1.10   $ 1.00      --      --      --      --
Accumulation unit value at end of period                                  $ 1.11   $ 1.10      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        1       --      --      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit value at beginning of period                            $ 1.14   $ 1.00      --      --      --      --
Accumulation unit value at end of period                                  $ 1.28   $ 1.14      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       --       --      --      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (3/3/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                            $ 0.68   $ 0.65   $0.51   $0.67   $0.83   $1.00
Accumulation unit value at end of period                                  $ 0.71   $ 0.68   $0.65   $0.51   $0.67   $0.83
Number of accumulation units outstanding at end of period (000 omitted)    4,651    2,949     133      79     101      13

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP
 EQUITY FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                            $ 1.10   $ 1.00      --      --      --      --
Accumulation unit value at end of period                                  $ 1.13   $ 1.10      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       --       --      --      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (1/29/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                            $ 1.35   $ 1.26   $1.00      --      --      --
Accumulation unit value at end of period                                  $ 1.46   $ 1.35   $1.26      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      115       44       6      --      --      --


--------------------------------------------------------------------------------
115 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                        2005     2004     2003     2002    2001    2000
---------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (3/3/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                            $ 0.67   $ 0.66   $ 0.54   $ 0.70   $0.86   $1.00
Accumulation unit value at end of period                                  $ 0.67   $ 0.67   $ 0.66   $ 0.54   $0.70   $0.86
Number of accumulation units outstanding at end of period (000 omitted)      609      675      647      363     701     483

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP
 EQUITY FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (1/29/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                            $ 1.40   $ 1.29   $ 1.00       --      --      --
Accumulation unit value at end of period                                  $ 1.43   $ 1.40   $ 1.29       --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       86       57       34       --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND)
Accumulation unit value at beginning of period                            $ 1.10   $ 1.00       --       --      --      --
Accumulation unit value at end of period                                  $ 1.09   $ 1.10       --       --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       --       --       --       --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (3/3/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                            $ 1.13   $ 1.14   $ 1.15   $ 1.10   $1.05   $1.00
Accumulation unit value at end of period                                  $ 1.13   $ 1.13   $ 1.14   $ 1.15   $1.10   $1.05
Number of accumulation units outstanding at end of period (000 omitted)    1,464    2,105    1,933    1,155     592     331
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (3/3/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                            $ 1.14   $ 0.98   $ 0.67   $ 0.82   $0.90   $1.00
Accumulation unit value at end of period                                  $ 1.17   $ 1.14   $ 0.98   $ 0.67   $0.82   $0.90
Number of accumulation units outstanding at end of period (000 omitted)       46       47       47       37      43      39
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (5/1/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                            $ 1.26   $ 1.07   $ 0.79   $ 1.00      --      --
Accumulation unit value at end of period                                  $ 1.31   $ 1.26   $ 1.07   $ 0.79      --      --
Number of accumulation units outstanding at end of period (000 omitted)    2,494      926       92       --      --      --
STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.26   $ 1.20   $ 1.00       --      --      --
Accumulation unit value at end of period                                  $ 1.23   $ 1.26   $ 1.20       --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      105       86       62       --      --      --
STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.67   $ 1.42   $ 1.00       --      --      --
Accumulation unit value at end of period                                  $ 1.86   $ 1.67   $ 1.42       --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       12       12        8       --      --      --
STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.04   $ 1.01   $ 1.00       --      --      --
Accumulation unit value at end of period                                  $ 1.04   $ 1.04   $ 1.01       --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      107      107       16       --      --      --
STI CLASSIC VARIABLE TRUST LARGE CAP RELATIVE VALUE FUND (1/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST GROWTH AND INCOME FUND)
Accumulation unit value at beginning of period                            $ 1.44   $ 1.28   $ 1.00       --      --      --
Accumulation unit value at end of period                                  $ 1.54   $ 1.44   $ 1.28       --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       12       12        6       --      --      --
STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (1/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST VALUE INCOME STOCK FUND)
Accumulation unit value at beginning of period                            $ 1.43   $ 1.26   $ 1.00       --      --      --
Accumulation unit value at end of period                                  $ 1.46   $ 1.43   $ 1.26       --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        9       11       12       --      --      --
STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.50   $ 1.31   $ 1.00       --      --      --
Accumulation unit value at end of period                                  $ 1.69   $ 1.50   $ 1.31       --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       10       10        6       --      --      --


--------------------------------------------------------------------------------
116 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                        2005     2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.71   $ 1.40   $ 1.00       --       --       --
Accumulation unit value at end of period                                  $ 1.88   $ 1.71   $ 1.40       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)       33       24       13       --       --       --
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.51   $ 1.30   $ 1.00       --       --       --
Accumulation unit value at end of period                                  $ 1.54   $ 1.51   $ 1.30       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)    4,450    1,542      246       --       --       --
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.45   $ 1.29   $ 1.00       --       --       --
Accumulation unit value at end of period                                  $ 1.56   $ 1.45   $ 1.29       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)      189      208      134       --       --       --
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES (1/29/2003)
Accumulation unit value at beginning of period                            $ 1.90   $ 1.42   $ 1.00       --       --       --
Accumulation unit value at end of period                                  $ 2.19   $ 1.90   $ 1.42       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)       95       95       55       --       --       --
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.38   $ 1.00       --       --       --       --
Accumulation unit value at end of period                                  $ 1.58   $ 1.38       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)       83       53       --       --       --       --
WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.20   $ 1.00       --       --       --       --
Accumulation unit value at end of period                                  $ 1.44   $ 1.20       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)    1,129      548       --       --       --       --
WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.15   $ 1.00       --       --       --       --
Accumulation unit value at end of period                                  $ 1.26   $ 1.15       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)    1,367      402       --       --       --       --
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (3/3/2000)
Accumulation unit value at beginning of period                            $ 1.00   $ 0.93   $ 0.77   $ 0.90   $ 0.98   $ 1.00
Accumulation unit value at end of period                                  $ 1.03   $ 1.00   $ 0.93   $ 0.77   $ 0.90   $ 0.98
Number of accumulation units outstanding at end of period (000 omitted)      990    1,418    1,415    1,505    1,685    1,029
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (3/3/2000)
Accumulation unit value at beginning of period                            $ 1.01   $ 0.92   $ 0.75   $ 1.00   $ 1.09   $ 1.00
Accumulation unit value at end of period                                  $ 1.02   $ 1.01   $ 0.92   $ 0.75   $ 1.00   $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)      277      462      369      366      378      302
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (3/3/2000)
Accumulation unit value at beginning of period                            $ 1.13   $ 1.03   $ 0.83   $ 1.05   $ 1.12   $ 1.00
Accumulation unit value at end of period                                  $ 1.17   $ 1.13   $ 1.03   $ 0.83   $ 1.05   $ 1.12
Number of accumulation units outstanding at end of period (000 omitted)      679      518      534      482      466      123
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (7/3/2000)
Accumulation unit value at beginning of period                            $ 0.77   $ 0.72   $ 0.55   $ 0.73   $ 0.89   $ 1.00
Accumulation unit value at end of period                                  $ 0.83   $ 0.77   $ 0.72   $ 0.55   $ 0.73   $ 0.89
Number of accumulation units outstanding at end of period (000 omitted)       84      104       73       43        2       --
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (3/3/2000)
Accumulation unit value at beginning of period                            $ 0.65   $ 0.61   $ 0.50   $ 0.69   $ 0.87   $ 1.00
Accumulation unit value at end of period                                  $ 0.63   $ 0.65   $ 0.61   $ 0.50   $ 0.69   $ 0.87
Number of accumulation units outstanding at end of period (000 omitted)      157      164      148      160      172      117
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (3/3/2000)
Accumulation unit value at beginning of period                            $ 0.66   $ 0.65   $ 0.52   $ 0.74   $ 0.95   $  1.0
Accumulation unit value at end of period                                  $ 0.68   $ 0.66   $ 0.65   $ 0.52   $ 0.74   $ 0.95
Number of accumulation units outstanding at end of period (000 omitted)    4,021    2,058    2,317    2,440    2,335    1,454


--------------------------------------------------------------------------------
117 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                        2005     2004     2003     2002     2001    2000
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (3/3/2000)
Accumulation unit value at beginning of period                            $ 1.02   $ 1.03   $ 1.04   $ 1.04   $ 1.02   $1.00
Accumulation unit value at end of period                                  $ 1.03   $ 1.02   $ 1.03   $ 1.04   $ 1.04   $1.02
Number of accumulation units outstanding at end of period (000 omitted)      318      383      894    1,193    1,236     668
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (3/3/2000)
Accumulation unit value at beginning of period                            $ 0.39   $ 0.35   $ 0.25   $ 0.41   $ 0.56   $1.00
Accumulation unit value at end of period                                  $ 0.41   $ 0.39   $ 0.35   $ 0.25   $ 0.41   $0.56
Number of accumulation units outstanding at end of period (000 omitted)      374      654      660      655      712     393
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (3/3/2000)
Accumulation unit value at beginning of period                            $ 1.30   $ 1.27   $ 1.19   $ 1.12   $ 1.06   $1.00
Accumulation unit value at end of period                                  $ 1.30   $ 1.30   $ 1.27   $ 1.19   $ 1.12   $1.06
Number of accumulation units outstanding at end of period (000 omitted)    1,402    1,115    1,012    1,004      997     793


--------------------------------------------------------------------------------
118 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                         2005     2004     2003     2002     2001     2000
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (7/31/2002)
Accumulation unit value at beginning of period                            $  1.36   $ 1.24   $ 0.95   $ 1.00       --       --
Accumulation unit value at end of period                                  $  1.41   $ 1.36   $ 1.24   $ 0.95       --       --
Number of accumulation units outstanding at end of period (000 omitted)     3,249    1,479      220       70       --       --
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (3/3/2000)
Accumulation unit value at beginning of period                            $  0.56   $ 0.54   $ 0.42   $ 0.57   $ 0.75   $ 1.00
Accumulation unit value at end of period                                  $  0.60   $ 0.56   $ 0.54   $ 0.42   $ 0.57   $ 0.75
Number of accumulation units outstanding at end of period (000 omitted)       483      662      647      503      517      208
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (3/1/2002)
Accumulation unit value at beginning of period                            $  1.05   $ 1.00   $ 0.79   $ 1.00       --       --
Accumulation unit value at end of period                                  $  1.12   $ 1.05   $ 1.00   $ 0.79       --       --
Number of accumulation units outstanding at end of period (000 omitted)       324      329      238       --       --       --
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (8/30/2002)
Accumulation unit value at beginning of period                            $  1.42   $ 1.25   $ 0.94   $ 1.00       --       --
Accumulation unit value at end of period                                  $  1.52   $ 1.42   $ 1.25   $ 0.94       --       --
Number of accumulation units outstanding at end of period (000 omitted)       153      163       29       --       --       --
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $  1.08   $ 1.00       --       --       --       --
Accumulation unit value at end of period                                  $  1.14   $ 1.08       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)     1,051      427       --       --       --       --
AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES* (3/3/2000)
Accumulation unit value at beginning of period                            $  0.61   $ 0.58   $ 0.48   $ 0.69   $ 0.81   $ 1.00
Accumulation unit value at end of period                                  $  0.63   $ 0.61   $ 0.58   $ 0.48   $ 0.69   $ 0.81
Number of accumulation units outstanding at end of period (000 omitted)     1,029    1,307    1,468    1,391    1,830    1,087

*AIM V. I. PREMIER EQUITY FUND, SERIES I SHARES MERGED INTO AIM V. I. CORE EQUITY FUND, SERIES I SHARES ON APRIL 28, 2006.

AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES* (3/1/2002)
Accumulation unit value at beginning of period                            $  0.94   $ 0.91   $ 0.74   $ 1.00       --       --
Accumulation unit value at end of period                                  $  0.97   $ 0.94   $ 0.91   $ 0.74       --       --
Number of accumulation units outstanding at end of period (000 omitted)        --       --       --       --       --       --

*AIM V. I. PREMIER EQUITY FUND, SERIES II SHARES MERGED INTO AIM V. I. CORE EQUITY FUND, SERIES II SHARES ON APRIL 28, 2006.

ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (8/30/2002)
Accumulation unit value at beginning of period                            $  1.38   $ 1.33   $ 0.94   $ 1.00       --       --
Accumulation unit value at end of period                                  $  1.40   $ 1.38   $ 1.33   $ 0.94       --       --
Number of accumulation units outstanding at end of period (000 omitted)        16       16       15       --       --       --
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (8/30/2002)
Accumulation unit value at beginning of period                            $  1.35   $ 1.24   $ 0.95   $ 1.00       --       --
Accumulation unit value at end of period                                  $  1.39   $ 1.35   $ 1.24   $ 0.95       --       --
Number of accumulation units outstanding at end of period (000 omitted)       189      109       52        8       --       --
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                            $  1.20   $ 1.00       --       --       --       --
Accumulation unit value at end of period                                  $  1.37   $ 1.20       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)     8,725    1,580       --       --       --       --
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (8/30/2002)
Accumulation unit value at beginning of period                            $  1.19   $ 1.12   $ 0.92   $ 1.00       --       --
Accumulation unit value at end of period                                  $  1.34   $ 1.19   $ 1.12   $ 0.92       --       --
Number of accumulation units outstanding at end of period (000 omitted)         8        8        7        2       --       --
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (4/30/2004)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                            $  1.07   $ 1.00       --       --       --       --
Accumulation unit value at end of period                                  $  1.09   $ 1.07       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)        --       --       --       --       --       --
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                            $  1.05   $ 1.00       --       --       --       --
Accumulation unit value at end of period                                  $  1.05   $ 1.05       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)    20,290    3,919       --       --       --       --


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119 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                        2005     2004    2003    2002    2001    2000
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.12   $ 1.00      --      --      --      --
Accumulation unit value at end of period                                  $ 1.24   $ 1.12      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       --       --      --      --      --      --
AMERICAN CENTURY VP ULTRA(R), CLASS II (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.06   $ 1.00      --      --      --      --
Accumulation unit value at end of period                                  $ 1.06   $ 1.06      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)    6,935    1,154      --      --      --      --
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.09   $ 1.00      --      --      --      --
Accumulation unit value at end of period                                  $ 1.12   $ 1.09      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       26       18      --      --      --      --
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
(PREVIOUSLY COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B)
Accumulation unit value at beginning of period                            $ 1.17   $ 1.00      --      --      --      --
Accumulation unit value at end of period                                  $ 1.21   $ 1.17      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        4        2      --      --      --      --
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B* (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.04   $ 1.00      --      --      --      --
Accumulation unit value at end of period                                  $ 1.05   $ 1.04      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)    3,706      938      --      --      --      --

*COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B MERGED INTO NATIONS HIGH YIELD BOND PORTFOLIO ON APRIL 28, 2006. ON
 MAY 1, 2006, NATIONS HIGH YIELD BOND PORTFOLIO CHANGED ITS NAME TO COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B.

DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.13   $ 1.00      --      --      --      --
Accumulation unit value at end of period                                  $ 1.21   $ 1.13      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       15       13      --      --      --      --
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.03   $ 1.00      --      --      --      --
Accumulation unit value at end of period                                  $ 1.05   $ 1.03      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)    2,763      500      --      --      --      --
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (3/3/2000)
Accumulation unit value at beginning of period                            $ 0.62   $ 0.59   $0.48   $0.68   $0.90   $1.00
Accumulation unit value at end of period                                  $ 0.63   $ 0.62   $0.59   $0.48   $0.68   $0.90
Number of accumulation units outstanding at end of period (000 omitted)      237      244     135      71     384     364
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.03   $ 1.00      --      --      --      --
Accumulation unit value at end of period                                  $ 1.05   $ 1.03      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        1        1      --      --      --      --
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.14   $ 1.00      --      --      --      --
Accumulation unit value at end of period                                  $ 1.25   $ 1.14      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       57        9      --      --      --      --
EVERGREEN VA BALANCED FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $ 1.18   $ 1.13   $1.00   $1.00      --      --
Accumulation unit value at end of period                                  $ 1.22   $ 1.18   $1.13   $1.00      --      --
Number of accumulation units outstanding at end of period (000 omitted)       47       48      23       6      --      --
EVERGREEN VA CORE BOND FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $ 1.08   $ 1.06   $1.04   $1.00      --      --
Accumulation unit value at end of period                                  $ 1.08   $ 1.08   $1.06   $1.04      --      --
Number of accumulation units outstanding at end of period (000 omitted)    6,145    2,108     362      59      --      --
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (8/30/2002)
Accumulation unit value at beginning of period                            $ 1.31   $ 1.22   $0.96   $1.00      --      --
Accumulation unit value at end of period                                  $ 1.40   $ 1.31   $1.22   $0.96      --      --
Number of accumulation units outstanding at end of period (000 omitted)      517      322     203       6      --      --


--------------------------------------------------------------------------------
120 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                        2005     2004    2003    2002    2001   2000
------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $ 1.50   $ 1.34   $0.98   $1.00      --     --
Accumulation unit value at end of period                                  $ 1.57   $ 1.50   $1.34   $0.98      --     --
Number of accumulation units outstanding at end of period (000 omitted)    1,063      101      59      21      --     --
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $ 1.28   $ 1.20   $1.03   $1.00      --     --
Accumulation unit value at end of period                                  $ 1.27   $ 1.28   $1.20   $1.03      --     --
Number of accumulation units outstanding at end of period (000 omitted)    3,171    1,002     172      19      --     --
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $ 1.40   $ 1.20   $0.93   $1.00      --     --
Accumulation unit value at end of period                                  $ 1.59   $ 1.40   $1.20   $0.93      --     --
Number of accumulation units outstanding at end of period (000 omitted)    1,419      443     326      53      --     --
EVERGREEN VA OMEGA FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $ 1.39   $ 1.32   $0.96   $1.00      --     --
Accumulation unit value at end of period                                  $ 1.41   $ 1.39   $1.32   $0.96      --     --
Number of accumulation units outstanding at end of period (000 omitted)    2,474      717     169      45      --     --
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $ 1.43   $ 1.21   $0.95   $1.00      --     --
Accumulation unit value at end of period                                  $ 1.55   $ 1.43   $1.21   $0.95      --     --
Number of accumulation units outstanding at end of period (000 omitted)      522      391     149      24      --     --
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                            $ 1.32   $ 1.24   $1.08   $1.00      --     --
Accumulation unit value at end of period                                  $ 1.28   $ 1.32   $1.24   $1.08      --     --
Number of accumulation units outstanding at end of period (000 omitted)    4,575    1,498      16       1      --     --
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                            $ 1.06   $ 1.02   $0.91   $1.00      --     --
Accumulation unit value at end of period                                  $ 1.10   $ 1.06   $1.02   $0.91      --     --
Number of accumulation units outstanding at end of period (000 omitted)      118       97      53      --      --     --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (8/30/2002)
Accumulation unit value at beginning of period                            $ 1.38   $ 1.22   $0.97   $1.00      --     --
Accumulation unit value at end of period                                  $ 1.58   $ 1.38   $1.22   $0.97      --     --
Number of accumulation units outstanding at end of period (000 omitted)   16,531    3,067     152      --      --     --
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period                            $ 1.05   $ 1.06   $0.86   $0.95   $1.00     --
Accumulation unit value at end of period                                  $ 1.25   $ 1.05   $1.06   $0.86   $0.95     --
Number of accumulation units outstanding at end of period (000 omitted)       82       92      19      --      --     --
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                            $ 1.07   $ 1.03   $0.85   $1.00      --     --
Accumulation unit value at end of period                                  $ 1.13   $ 1.07   $1.03   $0.85      --     --
Number of accumulation units outstanding at end of period (000 omitted)      345      306     122       2      --     --
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                            $ 0.96   $ 0.94   $0.73   $1.00      --     --
Accumulation unit value at end of period                                  $ 0.99   $ 0.96   $0.94   $0.73      --     --
Number of accumulation units outstanding at end of period (000 omitted)      324      327      68      --      --     --
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period                            $ 1.24   $ 1.15   $0.92   $0.91   $1.00     --
Accumulation unit value at end of period                                  $ 1.25   $ 1.24   $1.15   $0.92   $0.91     --
Number of accumulation units outstanding at end of period (000 omitted)      123      186     155      59      43     --
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.03   $ 1.00      --      --      --     --
Accumulation unit value at end of period                                  $ 1.03   $ 1.03      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)    8,188    1,336      --      --      --     --
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period                            $ 1.56   $ 1.27   $0.94   $1.06   $1.00     --
Accumulation unit value at end of period                                  $ 1.81   $ 1.56   $1.27   $0.94   $1.06     --
Number of accumulation units outstanding at end of period (000 omitted)    3,100    1,208     722     290      13     --


--------------------------------------------------------------------------------
121 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                        2005     2004     2003     2002    2001    2000
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.10   $ 1.00       --       --      --      --
Accumulation unit value at end of period                                  $ 1.28   $ 1.10       --       --      --      --
Number of accumulation units outstanding at end of period (000 omitted)    4,036    1,573       --       --      --      --
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                            $ 1.39   $ 1.24   $ 0.96   $ 0.98   $0.99   $1.00
Accumulation unit value at end of period                                  $ 1.39   $ 1.39   $ 1.24   $ 0.96   $0.98   $0.99
Number of accumulation units outstanding at end of period (000 omitted)    2,554    2,119    1,118      777     413     157
FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                            $ 2.17   $ 1.68   $ 1.26   $ 1.25   $1.18   $1.00
Accumulation unit value at end of period                                  $ 2.42   $ 2.17   $ 1.68   $ 1.26   $1.25   $1.18
Number of accumulation units outstanding at end of period (000 omitted)      512      421      292      334     125       6
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.09   $ 1.00       --       --      --      --
Accumulation unit value at end of period                                  $ 1.11   $ 1.09       --       --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       38       14       --       --      --      --
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                            $ 1.38   $ 1.14   $ 0.88   $ 1.00      --      --
Accumulation unit value at end of period                                  $ 1.48   $ 1.38   $ 1.14   $ 0.88      --      --
Number of accumulation units outstanding at end of period (000 omitted)      281      284       75       11      --      --
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                            $ 0.52   $ 0.48   $ 0.35   $ 0.50   $0.60   $1.00
Accumulation unit value at end of period                                  $ 0.54   $ 0.52   $ 0.48   $ 0.35   $0.50   $0.60
Number of accumulation units outstanding at end of period (000 omitted)    1,719    1,992    1,273    1,008     617     120
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                            $ 1.38   $ 1.25   $ 1.01   $ 1.17   $1.11   $1.00
Accumulation unit value at end of period                                  $ 1.50   $ 1.38   $ 1.25   $ 1.01   $1.17   $1.11
Number of accumulation units outstanding at end of period (000 omitted)    2,844    3,112      870      324      24       6
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                            $ 1.27   $ 1.09   $ 0.84   $ 1.00      --      --
Accumulation unit value at end of period                                  $ 1.37   $ 1.27   $ 1.09   $ 0.84      --      --
Number of accumulation units outstanding at end of period (000 omitted)      365      308      127        1      --      --
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.16   $ 1.00       --       --      --      --
Accumulation unit value at end of period                                  $ 1.11   $ 1.16       --       --      --      --
Number of accumulation units outstanding at end of period (000 omitted)    7,734    1,493       --       --      --      --
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.12   $ 1.00       --       --      --      --
Accumulation unit value at end of period                                  $ 1.20   $ 1.12       --       --      --      --
Number of accumulation units outstanding at end of period (000 omitted)      226      177       --       --      --      --
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND (3/3/2000)
(PREVIOUSLY GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                            $ 0.87   $ 0.77   $ 0.61   $ 0.79   $0.91   $1.00
Accumulation unit value at end of period                                  $ 0.92   $ 0.87   $ 0.77   $ 0.61   $0.79   $0.91
Number of accumulation units outstanding at end of period (000 omitted)      956      816      519      391     286     102
GOLDMAN SACHS VIT MID CAP VALUE FUND (3/3/2000)
Accumulation unit value at beginning of period                            $ 2.28   $ 1.84   $ 1.46   $ 1.56   $1.41   $1.00
Accumulation unit value at end of period                                  $ 2.53   $ 2.28   $ 1.84   $ 1.46   $1.56   $1.41
Number of accumulation units outstanding at end of period (000 omitted)    4,128    1,284      550      386     321      60
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.07   $ 1.00       --       --      --      --
Accumulation unit value at end of period                                  $ 1.10   $ 1.07       --       --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       11       11       --       --      --      --


--------------------------------------------------------------------------------
122 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                        2005     2004     2003     2002     2001    2000
----------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (3/3/2000)
Accumulation unit value at beginning of period                            $ 0.86   $ 0.78   $ 0.65   $ 0.84   $ 1.02   $1.00
Accumulation unit value at end of period                                  $ 0.91   $ 0.86   $ 0.78   $ 0.65   $ 0.84   $1.02
Number of accumulation units outstanding at end of period (000 omitted)      451      539      354      166      151      15
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period                            $ 1.04   $ 0.96   $ 0.80   $ 1.00       --      --
Accumulation unit value at end of period                                  $ 1.10   $ 1.04   $ 0.96   $ 0.80       --      --
Number of accumulation units outstanding at end of period (000 omitted)       68       41       21       --       --      --
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period                            $ 1.00   $ 0.96   $ 0.73   $ 1.00       --      --
Accumulation unit value at end of period                                  $ 1.04   $ 1.00   $ 0.96   $ 0.73       --      --
Number of accumulation units outstanding at end of period (000 omitted)      155      138      107        1       --      --
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period                            $ 1.15   $ 1.06   $ 0.93   $ 1.00       --      --
Accumulation unit value at end of period                                  $ 1.16   $ 1.15   $ 1.06   $ 0.93       --      --
Number of accumulation units outstanding at end of period (000 omitted)    1,130    1,184      348        7       --      --
MFS(R) UTILITIES SERIES - INITIAL CLASS (3/3/2000)
Accumulation unit value at beginning of period                            $ 0.82   $ 0.64   $ 0.48   $ 0.63   $ 0.85   $1.00
Accumulation unit value at end of period                                  $ 0.94   $ 0.82   $ 0.64   $ 0.48   $ 0.63   $0.85
Number of accumulation units outstanding at end of period (000 omitted)      770      912      684      721      713     171
MFS(R) UTILITIES SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period                            $ 1.44   $ 1.13   $ 0.85   $ 1.00       --      --
Accumulation unit value at end of period                                  $ 1.65   $ 1.44   $ 1.13   $ 0.85       --      --
Number of accumulation units outstanding at end of period (000 omitted)       72       63       37        9       --      --
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (8/30/2002)
Accumulation unit value at beginning of period                            $ 1.29   $ 1.24   $ 0.97   $ 1.00       --      --
Accumulation unit value at end of period                                  $ 1.33   $ 1.29   $ 1.24   $ 0.97       --      --
Number of accumulation units outstanding at end of period (000 omitted)    6,720    1,419       14       --       --      --
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (5/1/2002)
Accumulation unit value at beginning of period                            $ 1.27   $ 1.08   $ 0.77   $ 1.00       --      --
Accumulation unit value at end of period                                  $ 1.42   $ 1.27   $ 1.08   $ 0.77       --      --
Number of accumulation units outstanding at end of period (000 omitted)      680      562      136       --       --      --
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (7/31/2002)
Accumulation unit value at beginning of period                            $ 1.58   $ 1.35   $ 0.95   $ 1.00       --      --
Accumulation unit value at end of period                                  $ 1.70   $ 1.58   $ 1.35   $ 0.95       --      --
Number of accumulation units outstanding at end of period (000 omitted)      168      143       64       18       --      --
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (5/1/2002)
Accumulation unit value at beginning of period                            $ 1.26   $ 1.18   $ 1.03   $ 1.00       --      --
Accumulation unit value at end of period                                  $ 1.27   $ 1.26   $ 1.18   $ 1.03       --      --
Number of accumulation units outstanding at end of period (000 omitted)    9,445    2,076      137        5       --      --
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (3/1/2002)
Accumulation unit value at beginning of period                            $ 1.11   $ 1.02   $ 0.81   $ 1.00       --      --
Accumulation unit value at end of period                                  $ 1.15   $ 1.11   $ 1.02   $ 0.81       --      --
Number of accumulation units outstanding at end of period (000 omitted)       57       66       52       --       --      --
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (5/1/2002)
Accumulation unit value at beginning of period                            $ 1.02   $ 0.97   $ 0.84   $ 1.00       --      --
Accumulation unit value at end of period                                  $ 1.14   $ 1.02   $ 0.97   $ 0.84       --      --
Number of accumulation units outstanding at end of period (000 omitted)      175      177      188       73       --      --
PUTNAM VT INCOME FUND - CLASS IB SHARES (3/1/2002)
Accumulation unit value at beginning of period                            $ 1.10   $ 1.07   $ 1.05   $ 1.00       --      --
Accumulation unit value at end of period                                  $ 1.11   $ 1.10   $ 1.07   $ 1.05       --      --
Number of accumulation units outstanding at end of period (000 omitted)      110       69       37       --       --      --
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/3/2000)
Accumulation unit value at beginning of period                            $ 0.68   $ 0.60   $ 0.47   $ 0.58   $ 0.75   $1.00
Accumulation unit value at end of period                                  $ 0.75   $ 0.68   $ 0.60   $ 0.47   $ 0.58   $0.75
Number of accumulation units outstanding at end of period (000 omitted)    1,716    1,786    1,760    1,350    1,244     708


--------------------------------------------------------------------------------
123 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                        2005     2004     2003     2002     2001    2000
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $ 1.18   $ 1.00       --       --       --      --
Accumulation unit value at end of period                                  $ 1.25   $ 1.18       --       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)       89        5       --       --       --      --
PUTNAM VT VISTA FUND - CLASS IB SHARES (3/3/2000)
Accumulation unit value at beginning of period                            $ 0.50   $ 0.43   $ 0.33   $ 0.48   $ 0.73   $1.00
Accumulation unit value at end of period                                  $ 0.55   $ 0.50   $ 0.43   $ 0.33   $ 0.48   $0.73
Number of accumulation units outstanding at end of period (000 omitted)    1,031    1,143    1,270    1,246    1,676     814
RIVERSOURCE(SM) VARIABLE PORTFOLIO - BALANCED FUND (3/1/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                            $ 1.05   $ 0.97   $ 0.82   $ 1.00       --      --
Accumulation unit value at end of period                                  $ 1.07   $ 1.05   $ 0.97   $ 0.82       --      --
Number of accumulation units outstanding at end of period (000 omitted)       57       60       12       --       --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (3/1/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                            $ 0.96   $ 0.97   $ 0.99   $ 1.00       --      --
Accumulation unit value at end of period                                  $ 0.97   $ 0.96   $ 0.97   $ 0.99       --      --
Number of accumulation units outstanding at end of period (000 omitted)    1,151      399       76       --       --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (3/1/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                            $ 1.07   $ 1.04   $ 1.01   $ 1.00       --      --
Accumulation unit value at end of period                                  $ 1.07   $ 1.07   $ 1.04   $ 1.01       --      --
Number of accumulation units outstanding at end of period (000 omitted)    1,077      842      152       40       --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (3/3/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                            $ 1.39   $ 1.20   $ 0.86   $ 1.08   $ 1.08   $1.00
Accumulation unit value at end of period                                  $ 1.55   $ 1.39   $ 1.20   $ 0.86   $ 1.08   $1.08
Number of accumulation units outstanding at end of period (000 omitted)    9,764      608      392      325      144      40
RIVERSOURCE(SM) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                            $ 1.17   $ 1.00       --       --       --      --
Accumulation unit value at end of period                                  $ 1.54   $ 1.17       --       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)    5,172    1,070       --       --       --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                            $ 1.07   $ 1.00       --       --       --      --
Accumulation unit value at end of period                                  $ 1.14   $ 1.07       --       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)       --       --       --       --       --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (3/3/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning of period                            $ 1.12   $ 1.02   $ 0.83   $ 0.90   $ 0.87   $1.00
Accumulation unit value at end of period                                  $ 1.14   $ 1.12   $ 1.02   $ 0.83   $ 0.90   $0.87
Number of accumulation units outstanding at end of period (000 omitted)    4,144      855      325       80       90       8
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND)
Accumulation unit value at beginning of period                            $ 1.10   $ 1.00       --       --       --      --
Accumulation unit value at end of period                                  $ 1.11   $ 1.10       --       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)        8       --       --       --       --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit value at beginning of period                            $ 1.14   $ 1.00       --       --       --      --
Accumulation unit value at end of period                                  $ 1.28   $ 1.14       --       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)       16        1       --       --       --      --


--------------------------------------------------------------------------------
124 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                         2005     2004     2003     2002    2001   2000
---------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (3/3/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                            $  0.67   $ 0.65   $ 0.51   $0.67   $0.83   $1.00
Accumulation unit value at end of period                                  $  0.70   $ 0.67   $ 0.65   $0.51   $0.67   $0.83
Number of accumulation units outstanding at end of period (000 omitted)    17,584    7,616       --      --      --      --

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP
 EQUITY FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                            $  1.10   $ 1.00       --      --      --      --
Accumulation unit value at end of period                                  $  1.13   $ 1.10       --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         3       --       --      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (8/30/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                            $  1.31   $ 1.22   $ 1.02   $1.00      --      --
Accumulation unit value at end of period                                  $  1.42   $ 1.31   $ 1.22   $1.02      --      --
Number of accumulation units outstanding at end of period (000 omitted)       735      335       --      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (3/3/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                            $  0.67   $ 0.66   $ 0.54   $0.70   $0.86   $1.00
Accumulation unit value at end of period                                  $  0.67   $ 0.67   $ 0.66   $0.54   $0.70   $0.86
Number of accumulation units outstanding at end of period (000 omitted)     1,143      967      782     529     363     198

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO -  LARGE CAP
 EQUITY FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                            $  1.08   $ 1.00       --      --      --      --
Accumulation unit value at end of period                                  $  1.11   $ 1.08       --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       227      174       --      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND)
Accumulation unit value at beginning of period                            $  1.10   $ 1.00       --      --      --      --
Accumulation unit value at end of period                                  $  1.08   $ 1.10       --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         8        2       --      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (3/3/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                            $  1.13   $ 1.14   $ 1.14   $1.10   $1.05   $1.00
Accumulation unit value at end of period                                  $  1.13   $ 1.13   $ 1.14   $1.14   $1.10   $1.05
Number of accumulation units outstanding at end of period (000 omitted)     3,085    1,544    1,019     864     413      65
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (3/3/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                            $  1.14   $ 0.97   $ 0.67   $0.82   $0.89   $1.00
Accumulation unit value at end of period                                  $  1.17   $ 1.14   $ 0.97   $0.67   $0.82   $0.89
Number of accumulation units outstanding at end of period (000 omitted)       444      441      399      78      79      39
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (5/1/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                            $  1.26   $ 1.07   $ 0.79   $1.00      --      --
Accumulation unit value at end of period                                  $  1.31   $ 1.26   $ 1.07   $0.79      --      --
Number of accumulation units outstanding at end of period (000 omitted)     9,125    1,935       72      20      --      --
STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (4/30/2004)
Accumulation unit value at beginning of period                            $  1.05   $ 1.00       --      --      --      --
Accumulation unit value at end of period                                  $  1.02   $ 1.05       --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       298      121       --      --      --      --
STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period                            $  1.16   $ 1.00       --      --      --      --
Accumulation unit value at end of period                                  $  1.29   $ 1.16       --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        --       --       --      --      --      --


--------------------------------------------------------------------------------
125 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                         2005     2004     2003     2002     2001    2000
-----------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                            $  1.04   $ 1.00       --       --       --      --
Accumulation unit value at end of period                                  $  1.04   $ 1.04       --       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)        --       --       --       --       --      --
STI CLASSIC VARIABLE TRUST LARGE CAP RELATIVE VALUE FUND (4/30/2004)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST GROWTH AND INCOME FUND)
Accumulation unit value at beginning of period                            $  1.11   $ 1.00       --       --       --      --
Accumulation unit value at end of period                                  $  1.19   $ 1.11       --       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)        --       --       --       --       --      --
STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (4/30/2004)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST VALUE INCOME STOCK FUND)
Accumulation unit value at beginning of period                            $  1.11   $ 1.00       --       --       --      --
Accumulation unit value at end of period                                  $  1.14   $ 1.11       --       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)        --       --       --       --       --      --
STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period                            $  1.16   $ 1.00       --       --       --      --
Accumulation unit value at end of period                                  $  1.30   $ 1.16       --       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)        --       --       --       --       --      --
STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period                            $  1.19   $ 1.00       --       --       --      --
Accumulation unit value at end of period                                  $  1.30   $ 1.19       --       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)       255      138       --       --       --      --
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning of period                            $  1.45   $ 1.26   $ 0.98   $ 1.00       --      --
Accumulation unit value at end of period                                  $  1.49   $ 1.45   $ 1.26   $ 0.98       --      --
Number of accumulation units outstanding at end of period (000 omitted)    18,912    3,700       73       --       --      --
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning of period                            $  1.34   $ 1.20   $ 0.96   $ 1.00       --      --
Accumulation unit value at end of period                                  $  1.45   $ 1.34   $ 1.20   $ 0.96       --      --
Number of accumulation units outstanding at end of period (000 omitted)       252      244       80       --       --      --
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES (8/30/2002)
Accumulation unit value at beginning of period                            $  1.74   $ 1.30   $ 0.96   $ 1.00       --      --
Accumulation unit value at end of period                                  $  2.00   $ 1.74   $ 1.30   $ 0.96       --      --
Number of accumulation units outstanding at end of period (000 omitted)        48       50        7       --       --      --
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $  1.37   $ 1.00       --       --       --      --
Accumulation unit value at end of period                                  $  1.58   $ 1.37       --       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)       443      177       --       --       --      --
WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                            $  1.20   $ 1.00       --       --       --      --
Accumulation unit value at end of period                                  $  1.44   $ 1.20       --       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)     4,181      858       --       --       --      --
WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                            $  1.15   $ 1.00       --       --       --      --
Accumulation unit value at end of period                                  $  1.26   $ 1.15       --       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)     5,332      946       --       --       --      --
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (3/3/2000)
Accumulation unit value at beginning of period                            $  0.99   $ 0.92   $ 0.77   $ 0.90   $ 0.98   $1.00
Accumulation unit value at end of period                                  $  1.03   $ 0.99   $ 0.92   $ 0.77   $ 0.90   $0.98
Number of accumulation units outstanding at end of period (000 omitted)     2,665    2,740    2,853    2,230    1,777     480
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (3/3/2000)
Accumulation unit value at beginning of period                            $  1.01   $ 0.92   $ 0.75   $ 1.00   $ 1.09   $1.00
Accumulation unit value at end of period                                  $  1.02   $ 1.01   $ 0.92   $ 0.75   $ 1.00   $1.09
Number of accumulation units outstanding at end of period (000 omitted)       469      450      467      336      307     136


--------------------------------------------------------------------------------
126 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                         2005     2004     2003     2002     2001     2000
------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (3/3/2000)
Accumulation unit value at beginning of period                            $  1.12   $ 1.03   $ 0.83   $ 1.05   $ 1.12   $ 1.00
Accumulation unit value at end of period                                  $  1.17   $ 1.12   $ 1.03   $ 0.83   $ 1.05   $ 1.12
Number of accumulation units outstanding at end of period (000 omitted)     2,255    1,615    1,429      993      522      104
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (7/3/2000)
Accumulation unit value at beginning of period                            $  0.77   $ 0.72   $ 0.56   $ 0.73   $ 0.89   $ 1.00
Accumulation unit value at end of period                                  $  0.83   $ 0.77   $ 0.72   $ 0.56   $ 0.73   $ 0.89
Number of accumulation units outstanding at end of period (000 omitted)       418      449      305      140       62        6
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (3/3/2000)
Accumulation unit value at beginning of period                            $  0.65   $ 0.61   $ 0.50   $ 0.69   $ 0.87   $ 1.00
Accumulation unit value at end of period                                  $  0.63   $ 0.65   $ 0.61   $ 0.50   $ 0.69   $ 0.87
Number of accumulation units outstanding at end of period (000 omitted)       140      186      230      152       95       42
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (3/3/2000)
Accumulation unit value at beginning of period                            $  0.66   $ 0.65   $ 0.52   $ 0.74   $ 0.95   $ 1.00
Accumulation unit value at end of period                                  $  0.68   $ 0.66   $ 0.65   $ 0.52   $ 0.74   $ 0.95
Number of accumulation units outstanding at end of period (000 omitted)    10,019    5,214    4,072    3,190    2,622    1,011
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (3/3/2000)
Accumulation unit value at beginning of period                            $  1.02   $ 1.03   $ 1.04   $ 1.04   $ 1.02   $ 1.00
Accumulation unit value at end of period                                  $  1.03   $ 1.02   $ 1.03   $ 1.04   $ 1.04   $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)       998      826    1,085    1,248    1,117      404
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (3/3/2000)
Accumulation unit value at beginning of period                            $  0.39   $ 0.35   $ 0.25   $ 0.41   $ 0.56   $ 1.00
Accumulation unit value at end of period                                  $  0.41   $ 0.39   $ 0.35   $ 0.25   $ 0.41   $ 0.56
Number of accumulation units outstanding at end of period (000 omitted)     1,314    1,371    1,396      976      911      445
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (3/3/2000)
Accumulation unit value at beginning of period                            $  1.30   $ 1.26   $ 1.18   $ 1.12   $ 1.06   $ 1.00
Accumulation unit value at end of period                                  $  1.30   $ 1.30   $ 1.26   $ 1.18   $ 1.12   $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)     3,551      990      627      579      548       68


--------------------------------------------------------------------------------
127 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                                     2005     2004    2003
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (11/6/2003)
Accumulation unit value at beginning of period                                                         $ 1.17   $ 1.07   $1.00
Accumulation unit value at end of period                                                               $ 1.21   $ 1.17   $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                 2,605    1,046       7
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (11/6/2003)
Accumulation unit value at beginning of period                                                         $ 1.08   $ 1.03   $1.00
Accumulation unit value at end of period                                                               $ 1.15   $ 1.08   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --      --
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/6/2003)
Accumulation unit value at beginning of period                                                         $ 1.17   $ 1.04   $1.00
Accumulation unit value at end of period                                                               $ 1.26   $ 1.17   $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                    19       20       2
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.08   $ 1.00      --
Accumulation unit value at end of period                                                               $ 1.13   $ 1.08      --
Number of accumulation units outstanding at end of period (000 omitted)                                   778      302      --
AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES* (11/6/2003)
Accumulation unit value at beginning of period                                                         $ 1.08   $ 1.04   $1.00
Accumulation unit value at end of period                                                               $ 1.12   $ 1.08   $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                    20       19      --

*AIM V. I. PREMIER EQUITY FUND, SERIES II SHARES MERGED INTO AIM V. I. CORE EQUITY FUND, SERIES II SHARES ON APRIL 28, 2006.

ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/6/2003)
Accumulation unit value at beginning of period                                                         $ 1.04   $ 1.00   $1.00
Accumulation unit value at end of period                                                               $ 1.05   $ 1.04   $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                     6        6      --
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/6/2003)
Accumulation unit value at beginning of period                                                         $ 1.17   $ 1.07   $1.00
Accumulation unit value at end of period                                                               $ 1.21   $ 1.17   $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                    97       97      --
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.20   $ 1.00      --
Accumulation unit value at end of period                                                               $ 1.37   $ 1.20      --
Number of accumulation units outstanding at end of period (000 omitted)                                 3,335      653      --
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (11/6/2003)
Accumulation unit value at beginning of period                                                         $ 1.09   $ 1.02   $1.00
Accumulation unit value at end of period                                                               $ 1.23   $ 1.09   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                    11       11      --
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (11/6/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                         $ 1.12   $ 1.05   $1.00
Accumulation unit value at end of period                                                               $ 1.14   $ 1.12   $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --      --
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.05   $ 1.00      --
Accumulation unit value at end of period                                                               $ 1.05   $ 1.05      --
Number of accumulation units outstanding at end of period (000 omitted)                                 7,937    1,618      --
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.12   $ 1.00      --
Accumulation unit value at end of period                                                               $ 1.24   $ 1.12      --
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --      --
AMERICAN CENTURY VP ULTRA(R), CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.06   $ 1.00      --
Accumulation unit value at end of period                                                               $ 1.06   $ 1.06      --
Number of accumulation units outstanding at end of period (000 omitted)                                 4,805      716      --


--------------------------------------------------------------------------------
128 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                     2005    2004    2003
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.09   $1.00      --
Accumulation unit value at end of period                                                               $ 1.12   $1.09      --
Number of accumulation units outstanding at end of period (000 omitted)                                    --      --      --
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
(PREVIOUSLY COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B)
Accumulation unit value at beginning of period                                                         $ 1.17   $1.00      --
Accumulation unit value at end of period                                                               $ 1.21   $1.17      --
Number of accumulation units outstanding at end of period (000 omitted)                                    --      --      --
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B* (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.04   $1.00      --
Accumulation unit value at end of period                                                               $ 1.05   $1.04      --
Number of accumulation units outstanding at end of period (000 omitted)                                 2,939     731      --

*COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B MERGED INTO NATIONS HIGH YIELD BOND PORTFOLIO ON APRIL 28, 2006. ON
 MAY 1, 2006, NATIONS HIGH YIELD BOND PORTFOLIO CHANGED ITS NAME TO COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B.

DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.13   $1.00      --
Accumulation unit value at end of period                                                               $ 1.21   $1.13      --
Number of accumulation units outstanding at end of period (000 omitted)                                    --      --      --
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.03   $1.00      --
Accumulation unit value at end of period                                                               $ 1.05   $1.03      --
Number of accumulation units outstanding at end of period (000 omitted)                                 1,312     251      --
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.03   $1.00      --
Accumulation unit value at end of period                                                               $ 1.05   $1.03      --
Number of accumulation units outstanding at end of period (000 omitted)                                     8      --      --
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.14   $1.00      --
Accumulation unit value at end of period                                                               $ 1.25   $1.14      --
Number of accumulation units outstanding at end of period (000 omitted)                                    --      --      --
EVERGREEN VA BALANCED FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                                         $ 1.08   $1.03   $1.00
Accumulation unit value at end of period                                                               $ 1.11   $1.08   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                   178     169       7
EVERGREEN VA CORE BOND FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                                         $ 1.03   $1.01   $1.00
Accumulation unit value at end of period                                                               $ 1.04   $1.03   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                   246     187      37
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                                         $ 1.14   $1.06   $1.00
Accumulation unit value at end of period                                                               $ 1.21   $1.14   $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                   328     154       6
EVERGREEN VA GROWTH FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                                         $ 1.13   $1.01   $1.00
Accumulation unit value at end of period                                                               $ 1.18   $1.13   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                   139      40       2
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                                         $ 1.09   $1.03   $1.00
Accumulation unit value at end of period                                                               $ 1.09   $1.09   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                    86      88      12
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                                         $ 1.26   $1.08   $1.00
Accumulation unit value at end of period                                                               $ 1.43   $1.26   $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                   306     184       7


--------------------------------------------------------------------------------
129 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                     2005     2004    2003
------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                                         $ 1.07   $ 1.02   $1.00
Accumulation unit value at end of period                                                               $ 1.09   $ 1.07   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                   325      180      26
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                                         $ 1.25   $ 1.06   $1.00
Accumulation unit value at end of period                                                               $ 1.35   $ 1.25   $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                   164      238      46
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                                         $ 1.10   $ 1.03   $1.00
Accumulation unit value at end of period                                                               $ 1.07   $ 1.10   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                   447      327      52
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                                         $ 1.18   $ 1.04   $1.00
Accumulation unit value at end of period                                                               $ 1.35   $ 1.18   $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                 8,017    1,767      52
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                                         $ 1.04   $ 1.03   $1.00
Accumulation unit value at end of period                                                               $ 1.08   $ 1.04   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                   116       75       1
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.03   $ 1.00      --
Accumulation unit value at end of period                                                               $ 1.03   $ 1.03      --
Number of accumulation units outstanding at end of period (000 omitted)                                 6,495    1,052      --
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                                         $ 1.31   $ 1.07   $1.00
Accumulation unit value at end of period                                                               $ 1.52   $ 1.31   $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                 1,073      223      25
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                                         $ 1.20   $ 1.08   $1.00
Accumulation unit value at end of period                                                               $ 1.40   $ 1.20   $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                 1,336      646      --
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.12   $ 1.00      --
Accumulation unit value at end of period                                                               $ 1.12   $ 1.12      --
Number of accumulation units outstanding at end of period (000 omitted)                                   900      530      --
FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                                         $ 1.37   $ 1.06   $1.00
Accumulation unit value at end of period                                                               $ 1.53   $ 1.37   $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                    27       24      --
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.09   $ 1.00      --
Accumulation unit value at end of period                                                               $ 1.11   $ 1.09      --
Number of accumulation units outstanding at end of period (000 omitted)                                   135       66      --
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                                         $ 1.29   $ 1.06   $1.00
Accumulation unit value at end of period                                                               $ 1.38   $ 1.29   $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                    88       89       6
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                                         $ 1.12   $ 1.02   $1.00
Accumulation unit value at end of period                                                               $ 1.16   $ 1.12   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                   133      132      --
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                                         $ 1.18   $ 1.06   $1.00
Accumulation unit value at end of period                                                               $ 1.28   $ 1.18   $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                 1,149    1,138      48


--------------------------------------------------------------------------------
130 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                     2005     2004    2003
------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                                         $ 1.24   $ 1.07   $1.00
Accumulation unit value at end of period                                                               $ 1.34   $ 1.24   $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                   139      139       3
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.16   $ 1.00      --
Accumulation unit value at end of period                                                               $ 1.10   $ 1.16      --
Number of accumulation units outstanding at end of period (000 omitted)                                 2,944      652      --
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.12   $ 1.00      --
Accumulation unit value at end of period                                                               $ 1.20   $ 1.12      --
Number of accumulation units outstanding at end of period (000 omitted)                                   237       46      --
GOLDMAN SACHS VIT MID CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.19   $ 1.00      --
Accumulation unit value at end of period                                                               $ 1.32   $ 1.19      --
Number of accumulation units outstanding at end of period (000 omitted)                                 2,692      580      --
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period                                                         $ 1.09   $ 1.02   $1.00
Accumulation unit value at end of period                                                               $ 1.12   $ 1.09   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                    19       19      --
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period                                                         $ 1.03   $ 0.98   $1.00
Accumulation unit value at end of period                                                               $ 1.06   $ 1.03   $0.98
Number of accumulation units outstanding at end of period (000 omitted)                                    43       38      --
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period                                                         $ 1.14   $ 1.05   $1.00
Accumulation unit value at end of period                                                               $ 1.15   $ 1.14   $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                   796      528      68
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period                                                         $ 1.39   $ 1.09   $1.00
Accumulation unit value at end of period                                                               $ 1.59   $ 1.39   $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                    29       30      --
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/6/2003)
Accumulation unit value at beginning of period                                                         $ 1.10   $ 1.05   $1.00
Accumulation unit value at end of period                                                               $ 1.14   $ 1.10   $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                 3,882      714       5
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/6/2003)
Accumulation unit value at beginning of period                                                         $ 1.26   $ 1.08   $1.00
Accumulation unit value at end of period                                                               $ 1.41   $ 1.26   $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                    71       54      --
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (11/6/2003)
Accumulation unit value at beginning of period                                                         $ 1.10   $ 1.03   $1.00
Accumulation unit value at end of period                                                               $ 1.10   $ 1.10   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                    79       79      --
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/6/2003)
Accumulation unit value at beginning of period                                                         $ 1.20   $ 1.03   $1.00
Accumulation unit value at end of period                                                               $ 1.30   $ 1.20   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                   418      351      14
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/6/2003)
Accumulation unit value at beginning of period                                                         $ 1.10   $ 1.03   $1.00
Accumulation unit value at end of period                                                               $ 1.11   $ 1.10   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                 6,319    1,918       6
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/6/2003)
Accumulation unit value at beginning of period                                                         $ 1.17   $ 1.07   $1.00
Accumulation unit value at end of period                                                               $ 1.21   $ 1.17   $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                    17       17      --


--------------------------------------------------------------------------------
131 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                     2005     2004    2003
------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (11/6/2003)
Accumulation unit value at beginning of period                                                         $ 1.13   $ 1.08   $1.00
Accumulation unit value at end of period                                                               $ 1.26   $ 1.13   $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                     3        3      --
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/6/2003)
Accumulation unit value at beginning of period                                                         $ 1.25   $ 1.10   $1.00
Accumulation unit value at end of period                                                               $ 1.38   $ 1.25   $1.10
Number of accumulation units outstanding at end of period (000 omitted)                                    98      103       6
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (11/6/2003)
Accumulation unit value at beginning of period                                                         $ 1.11   $ 1.05   $1.00
Accumulation unit value at end of period                                                               $ 1.15   $ 1.11   $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --      --
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.18   $ 1.00      --
Accumulation unit value at end of period                                                               $ 1.24   $ 1.18      --
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --      --
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/6/2003)
Accumulation unit value at beginning of period                                                         $ 1.16   $ 1.00   $1.00
Accumulation unit value at end of period                                                               $ 1.28   $ 1.16   $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (11/6/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                                         $ 0.99   $ 1.00   $1.00
Accumulation unit value at end of period                                                               $ 1.00   $ 0.99   $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                   856    2,485      23
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/6/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                                                         $ 1.04   $ 1.01   $1.00
Accumulation unit value at end of period                                                               $ 1.04   $ 1.04   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                   268      265      19
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/6/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                                         $ 1.27   $ 1.09   $1.00
Accumulation unit value at end of period                                                               $ 1.42   $ 1.27   $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                 4,126       78       4
RIVERSOURCE(SM) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                                         $ 1.17   $ 1.00      --
Accumulation unit value at end of period                                                               $ 1.54   $ 1.17      --
Number of accumulation units outstanding at end of period (000 omitted)                                 2,111      441      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND (11/6/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                                         $ 1.12   $ 1.05   $1.00
Accumulation unit value at end of period                                                               $ 1.19   $ 1.12   $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning of period                                                         $ 1.08   $ 1.00      --
Accumulation unit value at end of period                                                               $ 1.11   $ 1.08      --
Number of accumulation units outstanding at end of period (000 omitted)                                 1,278      200      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND)
Accumulation unit value at beginning of period                                                         $ 1.10   $ 1.00      --
Accumulation unit value at end of period                                                               $ 1.11   $ 1.10      --
Number of accumulation units outstanding at end of period (000 omitted)                                    --        6      --


--------------------------------------------------------------------------------
132 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                     2005     2004    2003
------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                                         $ 1.14   $ 1.00      --
Accumulation unit value at end of period                                                               $ 1.28   $ 1.14      --
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                                                         $ 1.05   $ 1.00      --
Accumulation unit value at end of period                                                               $ 1.10   $ 1.05      --
Number of accumulation units outstanding at end of period (000 omitted)                                 4,918    2,114      --

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY
 FUND ON MARCH 17, 2006

RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                                                         $ 1.10   $ 1.00      --
Accumulation unit value at end of period                                                               $ 1.13   $ 1.10      --
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/6/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                                         $ 1.09   $ 1.02   $1.00
Accumulation unit value at end of period                                                               $ 1.18   $ 1.09   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                    94       71      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (11/6/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                                         $ 1.05   $ 1.04   $1.00
Accumulation unit value at end of period                                                               $ 1.05   $ 1.05   $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                   122      114      13

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY
 FUND ON MARCH 17, 2006

RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/6/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                                         $ 1.14   $ 1.06   $1.00
Accumulation unit value at end of period                                                               $ 1.17   $ 1.14   $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                   700      619      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND)
Accumulation unit value at beginning of period                                                         $ 1.10   $ 1.00      --
Accumulation unit value at end of period                                                               $ 1.08   $ 1.10      --
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (11/6/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                                                         $ 0.99   $ 1.00   $1.00
Accumulation unit value at end of period                                                               $ 0.99   $ 0.99   $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                   790      234      32
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (11/6/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                                         $ 1.24   $ 1.05   $1.00
Accumulation unit value at end of period                                                               $ 1.28   $ 1.24   $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                 4,143      929       1
STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (11/6/2003)
Accumulation unit value at beginning of period                                                         $ 1.09   $ 1.04   $1.00
Accumulation unit value at end of period                                                               $ 1.06   $ 1.09   $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                    27        5      --
STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND (11/6/2003)
Accumulation unit value at beginning of period                                                         $ 1.29   $ 1.10   $1.00
Accumulation unit value at end of period                                                               $ 1.44   $ 1.29   $1.10
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --      --


--------------------------------------------------------------------------------
133 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                     2005     2004    2003
------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND (11/6/2003)
Accumulation unit value at beginning of period                                                         $ 1.04   $ 1.01   $1.00
Accumulation unit value at end of period                                                               $ 1.04   $ 1.04   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                    12       11      --
STI CLASSIC VARIABLE TRUST LARGE CAP RELATIVE VALUE FUND (11/6/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST GROWTH AND INCOME FUND)
Accumulation unit value at beginning of period                                                         $ 1.20   $ 1.07   $1.00
Accumulation unit value at end of period                                                               $ 1.29   $ 1.20   $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                     6        6      --
STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (11/6/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST VALUE INCOME STOCK FUND)
Accumulation unit value at beginning of period                                                         $ 1.20   $ 1.06   $1.00
Accumulation unit value at end of period                                                               $ 1.23   $ 1.20   $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                    20       19      --
STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (11/6/2003)
Accumulation unit value at beginning of period                                                         $ 1.19   $ 1.04   $1.00
Accumulation unit value at end of period                                                               $ 1.34   $ 1.19   $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --      --
STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (11/6/2003)
Accumulation unit value at beginning of period                                                         $ 1.30   $ 1.07   $1.00
Accumulation unit value at end of period                                                               $ 1.43   $ 1.30   $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                    24        5      --
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (11/6/2003)
Accumulation unit value at beginning of period                                                         $ 1.24   $ 1.08   $1.00
Accumulation unit value at end of period                                                               $ 1.27   $ 1.24   $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                 8,988    1,681      10
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES (11/6/2003)
Accumulation unit value at beginning of period                                                         $ 1.21   $ 1.08   $1.00
Accumulation unit value at end of period                                                               $ 1.31   $ 1.21   $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                    22       22       5
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES (11/6/2003)
Accumulation unit value at beginning of period                                                         $ 1.42   $ 1.06   $1.00
Accumulation unit value at end of period                                                               $ 1.63   $ 1.42   $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                     6        6       1
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.37   $ 1.00      --
Accumulation unit value at end of period                                                               $ 1.58   $ 1.37      --
Number of accumulation units outstanding at end of period (000 omitted)                                   230       74      --
WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.20   $ 1.00      --
Accumulation unit value at end of period                                                               $ 1.44   $ 1.20      --
Number of accumulation units outstanding at end of period (000 omitted)                                 2,988      608      --
WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.15   $ 1.00      --
Accumulation unit value at end of period                                                               $ 1.26   $ 1.15      --
Number of accumulation units outstanding at end of period (000 omitted)                                 2,248      455      --
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.08   $ 1.00      --
Accumulation unit value at end of period                                                               $ 1.11   $ 1.08      --
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --      --
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.08   $ 1.00      --
Accumulation unit value at end of period                                                               $ 1.09   $ 1.08      --
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --      --


--------------------------------------------------------------------------------
134 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                    2005    2004   2003
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.08   $1.00     --
Accumulation unit value at end of period                                                               $1.12   $1.08     --
Number of accumulation units outstanding at end of period (000 omitted)                                  278     203     --
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.11   $1.00     --
Accumulation unit value at end of period                                                               $1.19   $1.11     --
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --     --
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.06   $1.00     --
Accumulation unit value at end of period                                                               $1.02   $1.06     --
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --     --
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.03   $1.00     --
Accumulation unit value at end of period                                                               $1.07   $1.03     --
Number of accumulation units outstanding at end of period (000 omitted)                                  339     186     --
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $0.99   $1.00     --
Accumulation unit value at end of period                                                               $1.00   $0.99     --
Number of accumulation units outstanding at end of period (000 omitted)                                    3      --     --
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.06   $1.00     --
Accumulation unit value at end of period                                                               $1.11   $1.06     --
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --     --
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.03   $1.00     --
Accumulation unit value at end of period                                                               $1.03   $1.03     --
Number of accumulation units outstanding at end of period (000 omitted)                                  332     156     --


--------------------------------------------------------------------------------
135 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                                2005    2004    2003    2002
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (7/31/2002)
Accumulation unit value at beginning of period                                                    $ 1.35   $1.24   $0.95   $1.00
Accumulation unit value at end of period                                                          $ 1.40   $1.35   $1.24   $0.95
Number of accumulation units outstanding at end of period (000 omitted)                               63      48      --      --
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (3/3/2003)
Accumulation unit value at beginning of period                                                    $ 1.38   $1.32   $1.00      --
Accumulation unit value at end of period                                                          $ 1.47   $1.38   $1.32      --
Number of accumulation units outstanding at end of period (000 omitted)                               --      59      --      --
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (3/1/2002)
Accumulation unit value at beginning of period                                                    $ 1.04   $1.00   $0.79   $1.00
Accumulation unit value at end of period                                                          $ 1.11   $1.04   $1.00   $0.79
Number of accumulation units outstanding at end of period (000 omitted)                               79      25      --      --
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (8/30/2002)
Accumulation unit value at beginning of period                                                    $ 1.41   $1.25   $0.94   $1.00
Accumulation unit value at end of period                                                          $ 1.52   $1.41   $1.25   $0.94
Number of accumulation units outstanding at end of period (000 omitted)                               40      --      --      --
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                    $ 1.08   $1.00      --      --
Accumulation unit value at end of period                                                          $ 1.13   $1.08      --      --
Number of accumulation units outstanding at end of period (000 omitted)                               17      14      --      --
AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES* (3/3/2003)
Accumulation unit value at beginning of period                                                    $ 1.32   $1.27   $1.00      --
Accumulation unit value at end of period                                                          $ 1.37   $1.32   $1.27      --
Number of accumulation units outstanding at end of period (000 omitted)                               16      16      --      --

*AIM V. I. PREMIER EQUITY FUND, SERIES I SHARES MERGED INTO AIM V. I. CORE EQUITY FUND, SERIES I SHARES ON APRIL 28, 2006.

AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES* (3/1/2002)
Accumulation unit value at beginning of period                                                    $ 0.94   $0.91   $0.74   $1.00
Accumulation unit value at end of period                                                          $ 0.97   $0.94   $0.91   $0.74
Number of accumulation units outstanding at end of period (000 omitted)                               --      --      --      --

*AIM V. I. PREMIER EQUITY FUND, SERIES II SHARES MERGED INTO AIM V. I. CORE EQUITY FUND, SERIES II SHARES ON APRIL 28, 2006.

ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (8/30/2002)
Accumulation unit value at beginning of period                                                    $ 1.37   $1.33   $0.94   $1.00
Accumulation unit value at end of period                                                          $ 1.40   $1.37   $1.33   $0.94
Number of accumulation units outstanding at end of period (000 omitted)                               --      --      --      --
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (8/30/2002)
Accumulation unit value at beginning of period                                                    $ 1.34   $1.23   $0.95   $1.00
Accumulation unit value at end of period                                                          $ 1.38   $1.34   $1.23   $0.95
Number of accumulation units outstanding at end of period (000 omitted)                               71      10      --      --
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                                    $ 1.19   $1.00      --      --
Accumulation unit value at end of period                                                          $ 1.37   $1.19      --      --
Number of accumulation units outstanding at end of period (000 omitted)                              784     295      --      --
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (8/30/2002)
Accumulation unit value at beginning of period                                                    $ 1.19   $1.11   $0.92   $1.00
Accumulation unit value at end of period                                                          $ 1.34   $1.19   $1.11   $0.92
Number of accumulation units outstanding at end of period (000 omitted)                               --      --      --      --
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (4/30/2004)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                    $ 1.07   $1.00      --      --
Accumulation unit value at end of period                                                          $ 1.08   $1.07      --      --
Number of accumulation units outstanding at end of period (000 omitted)                               --      --      --      --
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                    $ 1.05   $1.00      --      --
Accumulation unit value at end of period                                                          $ 1.05   $1.05      --      --
Number of accumulation units outstanding at end of period (000 omitted)                            1,618     526      --      --


--------------------------------------------------------------------------------
136 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                               2005     2004    2003    2002
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                    $1.12    $1.00      --      --
Accumulation unit value at end of period                                                          $1.24    $1.12      --      --
Number of accumulation units outstanding at end of period (000 omitted)                              --       --      --      --
AMERICAN CENTURY VP ULTRA(R), CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                    $1.06    $1.00      --      --
Accumulation unit value at end of period                                                          $1.06    $1.06      --      --
Number of accumulation units outstanding at end of period (000 omitted)                             200       32      --      --
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                    $1.09    $1.00      --      --
Accumulation unit value at end of period                                                          $1.12    $1.09      --      --
Number of accumulation units outstanding at end of period (000 omitted)                              55       --      --      --
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
(PREVIOUSLY COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B)
Accumulation unit value at beginning of period                                                    $1.17    $1.00      --      --
Accumulation unit value at end of period                                                          $1.21    $1.17      --      --
Number of accumulation units outstanding at end of period (000 omitted)                              --       --      --      --
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B* (4/30/2004)
Accumulation unit value at beginning of period                                                    $1.04    $1.00      --      --
Accumulation unit value at end of period                                                          $1.05    $1.04      --      --
Number of accumulation units outstanding at end of period (000 omitted)                             208       69      --      --

*COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B MERGED INTO NATIONS HIGH YIELD BOND PORTFOLIO ON APRIL 28, 2006. ON
 MAY 1, 2006, NATIONS HIGH YIELD BOND PORTFOLIO CHANGED ITS NAME TO COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B

DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                    $1.13    $1.00      --      --
Accumulation unit value at end of period                                                          $1.21    $1.13      --      --
Number of accumulation units outstanding at end of period (000 omitted)                              --       --      --      --
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                    $1.03    $1.00      --      --
Accumulation unit value at end of period                                                          $1.05    $1.03      --      --
Number of accumulation units outstanding at end of period (000 omitted)                             251       92      --      --
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (3/3/2003)
Accumulation unit value at beginning of period                                                    $1.34    $1.28   $1.00      --
Accumulation unit value at end of period                                                          $1.36    $1.34   $1.28      --
Number of accumulation units outstanding at end of period (000 omitted)                              --       --      --      --
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                    $1.03    $1.00      --      --
Accumulation unit value at end of period                                                          $1.05    $1.03      --      --
Number of accumulation units outstanding at end of period (000 omitted)                              55       --      --      --
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                    $1.14    $1.00      --      --
Accumulation unit value at end of period                                                          $1.25    $1.14      --      --
Number of accumulation units outstanding at end of period (000 omitted)                              --       --      --      --
EVERGREEN VA BALANCED FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                                    $1.18    $1.13   $1.00   $1.00
Accumulation unit value at end of period                                                          $1.22    $1.18   $1.13   $1.00
Number of accumulation units outstanding at end of period (000 omitted)                              --       --      --      --
EVERGREEN VA CORE BOND FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                                    $1.07    $1.05   $1.04   $1.00
Accumulation unit value at end of period                                                          $1.08    $1.07   $1.05   $1.04
Number of accumulation units outstanding at end of period (000 omitted)                              60        7      --     118
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (8/30/2002)
Accumulation unit value at beginning of period                                                    $1.30    $1.22   $0.96   $1.00
Accumulation unit value at end of period                                                          $1.39    $1.30   $1.22   $0.96
Number of accumulation units outstanding at end of period (000 omitted)                               9        9      --      --


--------------------------------------------------------------------------------
137 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                               2005     2004    2003    2002
--------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                                    $ 1.49   $1.34   $0.98   $1.00
Accumulation unit value at end of period                                                          $ 1.56   $1.49   $1.34   $0.98
Number of accumulation units outstanding at end of period (000 omitted)                               11      --      --      --
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                                    $ 1.28   $1.20   $1.03   $1.00
Accumulation unit value at end of period                                                          $ 1.27   $1.28   $1.20   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                               35       4      32      32
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                                    $ 1.39   $1.19   $0.93   $1.00
Accumulation unit value at end of period                                                          $ 1.58   $1.39   $1.19   $0.93
Number of accumulation units outstanding at end of period (000 omitted)                               25      --      --      --
EVERGREEN VA OMEGA FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                                    $ 1.38   $1.32   $0.96   $1.00
Accumulation unit value at end of period                                                          $ 1.41   $1.38   $1.32   $0.96
Number of accumulation units outstanding at end of period (000 omitted)                               31       2      --      --
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                                    $ 1.42   $1.21   $0.95   $1.00
Accumulation unit value at end of period                                                          $ 1.55   $1.42   $1.21   $0.95
Number of accumulation units outstanding at end of period (000 omitted)                               43      43      --      --
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                                    $ 1.31   $1.23   $1.08   $1.00
Accumulation unit value at end of period                                                          $ 1.27   $1.31   $1.23   $1.08
Number of accumulation units outstanding at end of period (000 omitted)                               45       4      --      --
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                                                    $ 1.05   $1.02   $0.91   $1.00
Accumulation unit value at end of period                                                          $ 1.09   $1.05   $1.02   $0.91
Number of accumulation units outstanding at end of period (000 omitted)                               --      --      --      --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (8/30/2002)
Accumulation unit value at beginning of period                                                    $ 1.37   $1.21   $0.97   $1.00
Accumulation unit value at end of period                                                          $ 1.57   $1.37   $1.21   $0.97
Number of accumulation units outstanding at end of period (000 omitted)                            1,386     524      --      --
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (3/3/2003)
Accumulation unit value at beginning of period                                                    $ 1.26   $1.27   $1.00      --
Accumulation unit value at end of period                                                          $ 1.50   $1.26   $1.27      --
Number of accumulation units outstanding at end of period (000 omitted)                               --      --      --      --
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                                                    $ 1.05   $1.01   $0.85   $1.00
Accumulation unit value at end of period                                                          $ 1.11   $1.05   $1.01   $0.85
Number of accumulation units outstanding at end of period (000 omitted)                               --      --      --      --
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                                                    $ 0.95   $0.94   $0.72   $1.00
Accumulation unit value at end of period                                                          $ 0.99   $0.95   $0.94   $0.72
Number of accumulation units outstanding at end of period (000 omitted)                               --      --      --      --
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (3/3/2003)
Accumulation unit value at beginning of period                                                    $ 1.29   $1.20   $1.00      --
Accumulation unit value at end of period                                                          $ 1.30   $1.29   $1.20      --
Number of accumulation units outstanding at end of period (000 omitted)                               11      42      33      --
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                    $ 1.03   $1.00      --      --
Accumulation unit value at end of period                                                          $ 1.03   $1.03      --      --
Number of accumulation units outstanding at end of period (000 omitted)                              540     162      --      --
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                                                    $ 1.48   $1.21   $0.89   $1.00
Accumulation unit value at end of period                                                          $ 1.72   $1.48   $1.21   $0.89
Number of accumulation units outstanding at end of period (000 omitted)                              196      54      19      --


--------------------------------------------------------------------------------
138 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                               2005    2004    2003    2002
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                    $1.10   $1.00      --      --
Accumulation unit value at end of period                                                          $1.28   $1.10      --      --
Number of accumulation units outstanding at end of period (000 omitted)                             521     295      --      --
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (3/3/2003)
Accumulation unit value at beginning of period                                                    $1.46   $1.30   $1.00      --
Accumulation unit value at end of period                                                          $1.45   $1.46   $1.30      --
Number of accumulation units outstanding at end of period (000 omitted)                             299     191      95      --
FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (3/3/2003)
Accumulation unit value at beginning of period                                                    $1.70   $1.32   $1.00      --
Accumulation unit value at end of period                                                          $1.90   $1.70   $1.32      --
Number of accumulation units outstanding at end of period (000 omitted)                              58     102      --      --
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                    $1.09   $1.00      --      --
Accumulation unit value at end of period                                                          $1.11   $1.09      --      --
Number of accumulation units outstanding at end of period (000 omitted)                              --      --      --      --
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                                                    $1.38   $1.14   $0.88   $1.00
Accumulation unit value at end of period                                                          $1.47   $1.38   $1.14   $0.88
Number of accumulation units outstanding at end of period (000 omitted)                              22      23      20      --
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                                                    $1.11   $1.01   $0.75   $1.00
Accumulation unit value at end of period                                                          $1.14   $1.11   $1.01   $0.75
Number of accumulation units outstanding at end of period (000 omitted)                              --      --      --      --
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                                                    $1.19   $1.07   $0.87   $1.00
Accumulation unit value at end of period                                                          $1.29   $1.19   $1.07   $0.87
Number of accumulation units outstanding at end of period (000 omitted)                              --     138     153      --
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                                                    $1.24   $1.07   $0.83   $1.00
Accumulation unit value at end of period                                                          $1.34   $1.24   $1.07   $0.83
Number of accumulation units outstanding at end of period (000 omitted)                              --      --      --      --
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                    $1.16   $1.00      --      --
Accumulation unit value at end of period                                                          $1.10   $1.16      --      --
Number of accumulation units outstanding at end of period (000 omitted)                             732     195      --      --
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                    $1.12   $1.00      --      --
Accumulation unit value at end of period                                                          $1.20   $1.12      --      --
Number of accumulation units outstanding at end of period (000 omitted)                              --      --      --      --
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND (3/3/2003)
(PREVIOUSLY GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                                                    $1.51   $1.33   $1.00      --
Accumulation unit value at end of period                                                          $1.57   $1.51   $1.33      --
Number of accumulation units outstanding at end of period (000 omitted)                              --      54      --      --
GOLDMAN SACHS VIT MID CAP VALUE FUND (3/3/2003)
Accumulation unit value at beginning of period                                                    $1.64   $1.33   $1.00      --
Accumulation unit value at end of period                                                          $1.82   $1.64   $1.33      --
Number of accumulation units outstanding at end of period (000 omitted)                             425     165      --      --
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                    $1.07   $1.00      --      --
Accumulation unit value at end of period                                                          $1.10   $1.07      --      --
Number of accumulation units outstanding at end of period (000 omitted)                               7      --      --      --


--------------------------------------------------------------------------------
139 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                2005    2004    2003    2002
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (3/3/2003)
Accumulation unit value at beginning of period                                                    $ 1.37   $1.25   $1.00      --
Accumulation unit value at end of period                                                          $ 1.44   $1.37   $1.25      --
Number of accumulation units outstanding at end of period (000 omitted)                               --      --      --      --
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period                                                    $ 1.04   $0.95   $0.80   $1.00
Accumulation unit value at end of period                                                          $ 1.09   $1.04   $0.95   $0.80
Number of accumulation units outstanding at end of period (000 omitted)                               --      --      --      --
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period                                                    $ 1.00   $0.96   $0.73   $1.00
Accumulation unit value at end of period                                                          $ 1.03   $1.00   $0.96   $0.73
Number of accumulation units outstanding at end of period (000 omitted)                               --      --      --      --
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period                                                    $ 1.13   $1.04   $0.92   $1.00
Accumulation unit value at end of period                                                          $ 1.14   $1.13   $1.04   $0.92
Number of accumulation units outstanding at end of period (000 omitted)                               45      --      --      --
MFS(R) UTILITIES SERIES - INITIAL CLASS (3/3/2003)
Accumulation unit value at beginning of period                                                    $ 1.70   $1.33   $1.00      --
Accumulation unit value at end of period                                                          $ 1.95   $1.70   $1.33      --
Number of accumulation units outstanding at end of period (000 omitted)                               --      --      --      --
MFS(R) UTILITIES SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period                                                    $ 1.41   $1.10   $0.85   $1.00
Accumulation unit value at end of period                                                          $ 1.61   $1.41   $1.10   $0.85
Number of accumulation units outstanding at end of period (000 omitted)                               --      --      --      --
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (8/30/2002)
Accumulation unit value at beginning of period                                                    $ 1.29   $1.23   $0.96   $1.00
Accumulation unit value at end of period                                                          $ 1.33   $1.29   $1.23   $0.96
Number of accumulation units outstanding at end of period (000 omitted)                              206      63      --      --
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (8/30/2002)
Accumulation unit value at beginning of period                                                    $ 1.51   $1.30   $0.92   $1.00
Accumulation unit value at end of period                                                          $ 1.70   $1.51   $1.30   $0.92
Number of accumulation units outstanding at end of period (000 omitted)                               54     101      83      --
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (7/31/2002)
Accumulation unit value at beginning of period                                                    $ 1.58   $1.35   $0.95   $1.00
Accumulation unit value at end of period                                                          $ 1.70   $1.58   $1.35   $0.95
Number of accumulation units outstanding at end of period (000 omitted)                               19      --      --      --
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (8/30/2002)
Accumulation unit value at beginning of period                                                    $ 1.19   $1.12   $1.04   $1.00
Accumulation unit value at end of period                                                          $ 1.20   $1.19   $1.12   $1.04
Number of accumulation units outstanding at end of period (000 omitted)                            1,042     417      --      --
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (3/1/2002)
Accumulation unit value at beginning of period                                                    $ 1.09   $1.00   $0.81   $1.00
Accumulation unit value at end of period                                                          $ 1.12   $1.09   $1.00   $0.81
Number of accumulation units outstanding at end of period (000 omitted)                               --      --      --      --
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (8/30/2002)
Accumulation unit value at beginning of period                                                    $ 1.18   $1.12   $0.97   $1.00
Accumulation unit value at end of period                                                          $ 1.32   $1.18   $1.12   $0.97
Number of accumulation units outstanding at end of period (000 omitted)                                5      --      --      --
PUTNAM VT INCOME FUND - CLASS IB SHARES (3/1/2002)
Accumulation unit value at beginning of period                                                    $ 1.05   $1.02   $1.05   $1.00
Accumulation unit value at end of period                                                          $ 1.06   $1.05   $1.02   $1.05
Number of accumulation units outstanding at end of period (000 omitted)                               --      --      --      --
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/1/2002)
Accumulation unit value at beginning of period                                                    $ 1.20   $1.06   $0.84   $1.00
Accumulation unit value at end of period                                                          $ 1.33   $1.20   $1.06   $0.84
Number of accumulation units outstanding at end of period (000 omitted)                               14      14      --      --


--------------------------------------------------------------------------------
140 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                               2005    2004    2003    2002
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                    $1.18   $1.00      --      --
Accumulation unit value at end of period                                                          $1.24   $1.18      --      --
Number of accumulation units outstanding at end of period (000 omitted)                              --      --      --      --
PUTNAM VT VISTA FUND - CLASS IB SHARES (3/1/2002)
Accumulation unit value at beginning of period                                                    $1.13   $0.97   $0.74   $1.00
Accumulation unit value at end of period                                                          $1.24   $1.13   $0.97   $0.74
Number of accumulation units outstanding at end of period (000 omitted)                              --      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - BALANCED FUND (3/1/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                                    $1.03   $0.96   $0.82   $1.00
Accumulation unit value at end of period                                                          $1.05   $1.03   $0.96   $0.82
Number of accumulation units outstanding at end of period (000 omitted)                              --      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (3/1/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                                    $0.96   $0.97   $0.99   $1.00
Accumulation unit value at end of period                                                          $0.97   $0.96   $0.97   $0.99
Number of accumulation units outstanding at end of period (000 omitted)                              48      24      21     132
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (3/1/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                                                    $1.04   $1.01   $1.01   $1.00
Accumulation unit value at end of period                                                          $1.04   $1.04   $1.01   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                              --      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (3/1/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                                    $1.27   $1.10   $0.80   $1.00
Accumulation unit value at end of period                                                          $1.42   $1.27   $1.10   $0.80
Number of accumulation units outstanding at end of period (000 omitted)                             623      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                                    $1.17   $1.00      --      --
Accumulation unit value at end of period                                                          $1.53   $1.17      --      --
Number of accumulation units outstanding at end of period (000 omitted)                             432     191      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                                    $1.07   $1.00      --      --
Accumulation unit value at end of period                                                          $1.14   $1.07      --      --
Number of accumulation units outstanding at end of period (000 omitted)                              --      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (3/1/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning of period                                                    $1.19   $1.08   $0.92   $1.00
Accumulation unit value at end of period                                                          $1.21   $1.19   $1.08   $0.92
Number of accumulation units outstanding at end of period (000 omitted)                             531     170      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND)
Accumulation unit value at beginning of period                                                    $1.10   $1.00      --      --
Accumulation unit value at end of period                                                          $1.11   $1.10      --      --
Number of accumulation units outstanding at end of period (000 omitted)                              --      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                                    $1.14   $1.00      --      --
Accumulation unit value at end of period                                                          $1.27   $1.14      --      --
Number of accumulation units outstanding at end of period (000 omitted)                              --      --      --      --


--------------------------------------------------------------------------------
141 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                2005    2004    2003    2002
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (3/3/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                                                    $ 1.36   $1.31   $1.00      --
Accumulation unit value at end of period                                                          $ 1.42   $1.36   $1.31      --
Number of accumulation units outstanding at end of period (000 omitted)                              810     502      --      --

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY
 FUND ON MARCH 17, 2006

RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                                                    $ 1.10   $1.00      --      --
Accumulation unit value at end of period                                                          $ 1.13   $1.10      --      --
Number of accumulation units outstanding at end of period (000 omitted)                               --      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (8/30/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                                    $ 1.31   $1.22   $1.02   $1.00
Accumulation unit value at end of period                                                          $ 1.42   $1.31   $1.22   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                              140      85      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (3/1/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                                    $ 0.98   $0.97   $0.79   $1.00
Accumulation unit value at end of period                                                          $ 0.98   $0.98   $0.97   $0.79
Number of accumulation units outstanding at end of period (000 omitted)                               --      --      --      --

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY
 FUND ON MARCH 17, 2006

RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                                    $ 1.08   $1.00      --      --
Accumulation unit value at end of period                                                          $ 1.11   $1.08      --      --
Number of accumulation units outstanding at end of period (000 omitted)                                7      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND)
Accumulation unit value at beginning of period                                                    $ 1.10   $1.00      --      --
Accumulation unit value at end of period                                                          $ 1.08   $1.10      --      --
Number of accumulation units outstanding at end of period (000 omitted)                               --      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (3/1/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                                                    $ 1.00   $1.01   $1.02   $1.00
Accumulation unit value at end of period                                                          $ 1.00   $1.00   $1.01   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                              197      31      39      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (3/1/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                                    $ 1.42   $1.22   $0.84   $1.00
Accumulation unit value at end of period                                                          $ 1.47   $1.42   $1.22   $0.84
Number of accumulation units outstanding at end of period (000 omitted)                               --      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (7/31/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                                    $ 1.52   $1.29   $0.96   $1.00
Accumulation unit value at end of period                                                          $ 1.58   $1.52   $1.29   $0.96
Number of accumulation units outstanding at end of period (000 omitted)                              746     325      --      --
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning of period                                                    $ 1.45   $1.26   $0.98   $1.00
Accumulation unit value at end of period                                                          $ 1.48   $1.45   $1.26   $0.98
Number of accumulation units outstanding at end of period (000 omitted)                            1,345     383       8       8
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning of period                                                    $ 1.34   $1.19   $0.96   $1.00
Accumulation unit value at end of period                                                          $ 1.44   $1.34   $1.19   $0.96
Number of accumulation units outstanding at end of period (000 omitted)                                9       9      --      --


--------------------------------------------------------------------------------
142 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                               2005    2004    2003    2002
-------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES (8/30/2002)
Accumulation unit value at beginning of period                                                    $1.74   $1.29   $0.96   $1.00
Accumulation unit value at end of period                                                          $1.99   $1.74   $1.29   $0.96
Number of accumulation units outstanding at end of period (000 omitted)                              --      --      --      --
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                    $1.37   $1.00      --      --
Accumulation unit value at end of period                                                          $1.58   $1.37      --      --
Number of accumulation units outstanding at end of period (000 omitted)                              38      21      --      --
WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                                                    $1.20   $1.00      --      --
Accumulation unit value at end of period                                                          $1.43   $1.20      --      --
Number of accumulation units outstanding at end of period (000 omitted)                             135      32      --      --
WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                                                    $1.15   $1.00      --      --
Accumulation unit value at end of period                                                          $1.26   $1.15      --      --
Number of accumulation units outstanding at end of period (000 omitted)                             493     197      --      --
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (3/3/2003)
Accumulation unit value at beginning of period                                                    $1.33   $1.24   $1.00      --
Accumulation unit value at end of period                                                          $1.37   $1.33   $1.24      --
Number of accumulation units outstanding at end of period (000 omitted)                              --      --     166      --
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (3/3/2003)
Accumulation unit value at beginning of period                                                    $1.42   $1.30   $1.00      --
Accumulation unit value at end of period                                                          $1.44   $1.42   $1.30      --
Number of accumulation units outstanding at end of period (000 omitted)                              --      --      --      --
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (3/3/2003)
Accumulation unit value at beginning of period                                                    $1.39   $1.27   $1.00      --
Accumulation unit value at end of period                                                          $1.44   $1.39   $1.27      --
Number of accumulation units outstanding at end of period (000 omitted)                             465     288      --      --
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (3/3/2003)
Accumulation unit value at beginning of period                                                    $1.49   $1.39   $1.00      --
Accumulation unit value at end of period                                                          $1.61   $1.49   $1.39      --
Number of accumulation units outstanding at end of period (000 omitted)                               4       4      --      --
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (3/3/2003)
Accumulation unit value at beginning of period                                                    $1.33   $1.24   $1.00      --
Accumulation unit value at end of period                                                          $1.27   $1.33   $1.24      --
Number of accumulation units outstanding at end of period (000 omitted)                              12       9      --      --
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (3/3/2003)
Accumulation unit value at beginning of period                                                    $1.32   $1.30   $1.00      --
Accumulation unit value at end of period                                                          $1.37   $1.32   $1.30      --
Number of accumulation units outstanding at end of period (000 omitted)                             753     275     127      --
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (3/3/2003)
Accumulation unit value at beginning of period                                                    $0.98   $0.99   $1.00      --
Accumulation unit value at end of period                                                          $0.98   $0.98   $0.99      --
Number of accumulation units outstanding at end of period (000 omitted)                              31      --      --      --
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (3/3/2003)
Accumulation unit value at beginning of period                                                    $1.67   $1.49   $1.00      --
Accumulation unit value at end of period                                                          $1.74   $1.67   $1.49      --
Number of accumulation units outstanding at end of period (000 omitted)                               5       5      --      --
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (3/3/2003)
Accumulation unit value at beginning of period                                                    $1.04   $1.01   $1.00      --
Accumulation unit value at end of period                                                          $1.04   $1.04   $1.01      --
Number of accumulation units outstanding at end of period (000 omitted)                             658     206      --      --


--------------------------------------------------------------------------------
143 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                                     2005    2004    2003
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.46   $1.35   $1.00
Accumulation unit value at end of period                                                               $ 1.52   $1.46   $1.35
Number of accumulation units outstanding at end of period (000 omitted)                                   179     110      27
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.35   $1.30   $1.00
Accumulation unit value at end of period                                                               $ 1.44   $1.35   $1.30
Number of accumulation units outstanding at end of period (000 omitted)                                    51      40      --
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.53   $1.35   $1.00
Accumulation unit value at end of period                                                               $ 1.64   $1.53   $1.35
Number of accumulation units outstanding at end of period (000 omitted)                                    32      33       1
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.08   $1.00      --
Accumulation unit value at end of period                                                               $ 1.13   $1.08      --
Number of accumulation units outstanding at end of period (000 omitted)                                    38      13      --
AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES* (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.30   $1.25   $1.00
Accumulation unit value at end of period                                                               $ 1.34   $1.30   $1.25
Number of accumulation units outstanding at end of period (000 omitted)                                    --      --      --

*AIM V. I. PREMIER EQUITY FUND, SERIES II SHARES MERGED INTO AIM V. I. CORE EQUITY FUND, SERIES II SHARES ON APRIL 28, 2006.

ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.45   $1.40   $1.00
Accumulation unit value at end of period                                                               $ 1.47   $1.45   $1.40
Number of accumulation units outstanding at end of period (000 omitted)                                    86      87       9
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.44   $1.32   $1.00
Accumulation unit value at end of period                                                               $ 1.48   $1.44   $1.32
Number of accumulation units outstanding at end of period (000 omitted)                                    31      30      47
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.19   $1.00      --
Accumulation unit value at end of period                                                               $ 1.37   $1.19      --
Number of accumulation units outstanding at end of period (000 omitted)                                   914     344      --
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.32   $1.24   $1.00
Accumulation unit value at end of period                                                               $ 1.49   $1.32   $1.24
Number of accumulation units outstanding at end of period (000 omitted)                                    19      20       3
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (1/29/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                         $ 1.23   $1.15   $1.00
Accumulation unit value at end of period                                                               $ 1.25   $1.23   $1.15
Number of accumulation units outstanding at end of period (000 omitted)                                    --      --      --
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.05   $1.00      --
Accumulation unit value at end of period                                                               $ 1.05   $1.05      --
Number of accumulation units outstanding at end of period (000 omitted)                                 2,258     901      --
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.12   $1.00      --
Accumulation unit value at end of period                                                               $ 1.24   $1.12      --
Number of accumulation units outstanding at end of period (000 omitted)                                    --      --      --
AMERICAN CENTURY VP ULTRA(R), CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.06   $1.00      --
Accumulation unit value at end of period                                                               $ 1.06   $1.06      --
Number of accumulation units outstanding at end of period (000 omitted)                                   219      46      --


--------------------------------------------------------------------------------
144 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                     2005    2004    2003
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.09   $1.00      --
Accumulation unit value at end of period                                                               $ 1.12   $1.09      --
Number of accumulation units outstanding at end of period (000 omitted)                                    --      --      --
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
(PREVIOUSLY COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B)
Accumulation unit value at beginning of period                                                         $ 1.17   $1.00      --
Accumulation unit value at end of period                                                               $ 1.21   $1.17      --
Number of accumulation units outstanding at end of period (000 omitted)                                    --      --      --
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B* (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.04   $1.00      --
Accumulation unit value at end of period                                                               $ 1.05   $1.04      --
Number of accumulation units outstanding at end of period (000 omitted)                                   108       9      --

*COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B MERGED INTO NATIONS HIGH YIELD BOND PORTFOLIO ON APRIL 28, 2006. ON
 MAY 1, 2006, NATIONS HIGH YIELD BOND PORTFOLIO CHANGED ITS NAME TO COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B.

DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.13   $1.00      --
Accumulation unit value at end of period                                                               $ 1.21   $1.13      --
Number of accumulation units outstanding at end of period (000 omitted)                                    --      --      --
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.03   $1.00      --
Accumulation unit value at end of period                                                               $ 1.04   $1.03      --
Number of accumulation units outstanding at end of period (000 omitted)                                   227      90      --
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.03   $1.00      --
Accumulation unit value at end of period                                                               $ 1.05   $1.03      --
Number of accumulation units outstanding at end of period (000 omitted)                                    --      --      --
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.14   $1.00      --
Accumulation unit value at end of period                                                               $ 1.25   $1.14      --
Number of accumulation units outstanding at end of period (000 omitted)                                    --      --      --
EVERGREEN VA BALANCED FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.20   $1.15   $1.00
Accumulation unit value at end of period                                                               $ 1.23   $1.20   $1.15
Number of accumulation units outstanding at end of period (000 omitted)                                    40      40      20
EVERGREEN VA CORE BOND FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.04   $1.02   $1.00
Accumulation unit value at end of period                                                               $ 1.04   $1.04   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                   418     306     185
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.40   $1.31   $1.00
Accumulation unit value at end of period                                                               $ 1.49   $1.40   $1.31
Number of accumulation units outstanding at end of period (000 omitted)                                   142      76      35
EVERGREEN VA GROWTH FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.55   $1.39   $1.00
Accumulation unit value at end of period                                                               $ 1.62   $1.55   $1.39
Number of accumulation units outstanding at end of period (000 omitted)                                    90      45      18
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.22   $1.15   $1.00
Accumulation unit value at end of period                                                               $ 1.21   $1.22   $1.15
Number of accumulation units outstanding at end of period (000 omitted)                                   175     111      95
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.57   $1.34   $1.00
Accumulation unit value at end of period                                                               $ 1.78   $1.57   $1.34
Number of accumulation units outstanding at end of period (000 omitted)                                    64      45      28


--------------------------------------------------------------------------------
145 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                     2005    2004    2003
-----------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.47   $1.40   $1.00
Accumulation unit value at end of period                                                               $ 1.49   $1.47   $1.40
Number of accumulation units outstanding at end of period (000 omitted)                                   154     113      29
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.54   $1.31   $1.00
Accumulation unit value at end of period                                                               $ 1.67   $1.54   $1.31
Number of accumulation units outstanding at end of period (000 omitted)                                   102     111      54
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.20   $1.13   $1.00
Accumulation unit value at end of period                                                               $ 1.17   $1.20   $1.13
Number of accumulation units outstanding at end of period (000 omitted)                                   252     167      60
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.47   $1.30   $1.00
Accumulation unit value at end of period                                                               $ 1.68   $1.47   $1.30
Number of accumulation units outstanding at end of period (000 omitted)                                 1,602     814     205
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.35   $1.34   $1.00
Accumulation unit value at end of period                                                               $ 1.40   $1.35   $1.34
Number of accumulation units outstanding at end of period (000 omitted)                                    21       7       5
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.03   $1.00      --
Accumulation unit value at end of period                                                               $ 1.03   $1.03      --
Number of accumulation units outstanding at end of period (000 omitted)                                   242      11      --
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.69   $1.38   $1.00
Accumulation unit value at end of period                                                               $ 1.96   $1.69   $1.38
Number of accumulation units outstanding at end of period (000 omitted)                                   330     213     143
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.62   $1.46   $1.00
Accumulation unit value at end of period                                                               $ 1.89   $1.62   $1.46
Number of accumulation units outstanding at end of period (000 omitted)                                   418     246       5
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.12   $1.00      --
Accumulation unit value at end of period                                                               $ 1.12   $1.12      --
Number of accumulation units outstanding at end of period (000 omitted)                                   324     151      --
FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.76   $1.36   $1.00
Accumulation unit value at end of period                                                               $ 1.96   $1.76   $1.36
Number of accumulation units outstanding at end of period (000 omitted)                                   114      78      --
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.09   $1.00      --
Accumulation unit value at end of period                                                               $ 1.11   $1.09      --
Number of accumulation units outstanding at end of period (000 omitted)                                    --      --      --
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.66   $1.37   $1.00
Accumulation unit value at end of period                                                               $ 1.77   $1.66   $1.37
Number of accumulation units outstanding at end of period (000 omitted)                                    88      85      50
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.50   $1.37   $1.00
Accumulation unit value at end of period                                                               $ 1.55   $1.50   $1.37
Number of accumulation units outstanding at end of period (000 omitted)                                     7      --       5
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.38   $1.25   $1.00
Accumulation unit value at end of period                                                               $ 1.50   $1.38   $1.25
Number of accumulation units outstanding at end of period (000 omitted)                                   526     516     349


--------------------------------------------------------------------------------
146 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                     2005    2004    2003
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.55   $1.34   $1.00
Accumulation unit value at end of period                                                               $ 1.68   $1.55   $1.34
Number of accumulation units outstanding at end of period (000 omitted)                                   154     105      44
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.16   $1.00      --
Accumulation unit value at end of period                                                               $ 1.10   $1.16      --
Number of accumulation units outstanding at end of period (000 omitted)                                   826     291      --
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.12   $1.00      --
Accumulation unit value at end of period                                                               $ 1.20   $1.12      --
Number of accumulation units outstanding at end of period (000 omitted)                                     9       6      --
GOLDMAN SACHS VIT MID CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.19   $1.00      --
Accumulation unit value at end of period                                                               $ 1.32   $1.19      --
Number of accumulation units outstanding at end of period (000 omitted)                                   575     248      --
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.31   $1.22   $1.00
Accumulation unit value at end of period                                                               $ 1.34   $1.31   $1.22
Number of accumulation units outstanding at end of period (000 omitted)                                     2       2       2
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.39   $1.33   $1.00
Accumulation unit value at end of period                                                               $ 1.43   $1.39   $1.33
Number of accumulation units outstanding at end of period (000 omitted)                                    22      21      --
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.27   $1.17   $1.00
Accumulation unit value at end of period                                                               $ 1.28   $1.27   $1.17
Number of accumulation units outstanding at end of period (000 omitted)                                   435     401     240
MFS(R) UTILITIES SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.66   $1.30   $1.00
Accumulation unit value at end of period                                                               $ 1.90   $1.66   $1.30
Number of accumulation units outstanding at end of period (000 omitted)                                    94      97      12
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.37   $1.31   $1.00
Accumulation unit value at end of period                                                               $ 1.41   $1.37   $1.31
Number of accumulation units outstanding at end of period (000 omitted)                                   284     126      59
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.70   $1.46   $1.00
Accumulation unit value at end of period                                                               $ 1.90   $1.70   $1.46
Number of accumulation units outstanding at end of period (000 omitted)                                    15      12       4
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.19   $1.11   $1.00
Accumulation unit value at end of period                                                               $ 1.19   $1.19   $1.11
Number of accumulation units outstanding at end of period (000 omitted)                                    52      51      21
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.68   $1.44   $1.00
Accumulation unit value at end of period                                                               $ 1.81   $1.68   $1.44
Number of accumulation units outstanding at end of period (000 omitted)                                    40      33      29
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.14   $1.07   $1.00
Accumulation unit value at end of period                                                               $ 1.14   $1.14   $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                 1,716     851     141
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.40   $1.29   $1.00
Accumulation unit value at end of period                                                               $ 1.45   $1.40   $1.29
Number of accumulation units outstanding at end of period (000 omitted)                                     2       2      --


--------------------------------------------------------------------------------
147 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                    2005    2004    2003
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                         $1.25   $1.19   $1.00
Accumulation unit value at end of period                                                               $1.38   $1.25   $1.19
Number of accumulation units outstanding at end of period (000 omitted)                                  158     148      10
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                         $1.53   $1.34   $1.00
Accumulation unit value at end of period                                                               $1.69   $1.53   $1.34
Number of accumulation units outstanding at end of period (000 omitted)                                   51      54      41
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                         $1.33   $1.26   $1.00
Accumulation unit value at end of period                                                               $1.38   $1.33   $1.26
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --      --
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.18   $1.00      --
Accumulation unit value at end of period                                                               $1.24   $1.18      --
Number of accumulation units outstanding at end of period (000 omitted)                                    6       3      --
PUTNAM VT VISTA FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                         $1.54   $1.32   $1.00
Accumulation unit value at end of period                                                               $1.70   $1.54   $1.32
Number of accumulation units outstanding at end of period (000 omitted)                                    2       2      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (1/29/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                                         $0.98   $0.99   $1.00
Accumulation unit value at end of period                                                               $0.98   $0.98   $0.99
Number of accumulation units outstanding at end of period (000 omitted)                                   70     179      55
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (1/29/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                                                         $1.05   $1.02   $1.00
Accumulation unit value at end of period                                                               $1.05   $1.05   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                  165     169      63
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (1/29/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                                         $1.67   $1.44   $1.00
Accumulation unit value at end of period                                                               $1.86   $1.67   $1.44
Number of accumulation units outstanding at end of period (000 omitted)                                  512      31       9
RIVERSOURCE(SM) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                                         $1.17   $1.00      --
Accumulation unit value at end of period                                                               $1.53   $1.17      --
Number of accumulation units outstanding at end of period (000 omitted)                                  469     225      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND (1/29/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                                         $1.29   $1.22   $1.00
Accumulation unit value at end of period                                                               $1.38   $1.29   $1.22
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning of period                                                         $1.08   $1.00      --
Accumulation unit value at end of period                                                               $1.10   $1.08      --
Number of accumulation units outstanding at end of period (000 omitted)                                  960     372      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND)
Accumulation unit value at beginning of period                                                         $1.09   $1.00      --
Accumulation unit value at end of period                                                               $1.11   $1.09      --
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --      --


--------------------------------------------------------------------------------
148 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                     2005    2004    2003
-----------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                                         $ 1.14   $1.00      --
Accumulation unit value at end of period                                                               $ 1.27   $1.14      --
Number of accumulation units outstanding at end of period (000 omitted)                                    --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                                                         $ 1.05   $1.00      --
Accumulation unit value at end of period                                                               $ 1.10   $1.05      --
Number of accumulation units outstanding at end of period (000 omitted)                                 1,307     818      --

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP
 EQUITY FUND ON MARCH 17, 2006

RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                                                         $ 1.10   $1.00      --
Accumulation unit value at end of period                                                               $ 1.13   $1.10      --
Number of accumulation units outstanding at end of period (000 omitted)                                    --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (1/29/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                                         $ 1.35   $1.26   $1.00
Accumulation unit value at end of period                                                               $ 1.45   $1.35   $1.26
Number of accumulation units outstanding at end of period (000 omitted)                                   161     118      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (1/29/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                                         $ 1.27   $1.25   $1.00
Accumulation unit value at end of period                                                               $ 1.26   $1.27   $1.25
Number of accumulation units outstanding at end of period (000 omitted)                                    66      66      37

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP
 EQUITY FUND ON MARCH 17, 2006

RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (1/29/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                                         $ 1.39   $1.28   $1.00
Accumulation unit value at end of period                                                               $ 1.42   $1.39   $1.28
Number of accumulation units outstanding at end of period (000 omitted)                                    48      30      22
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND)
Accumulation unit value at beginning of period                                                         $ 1.10   $1.00      --
Accumulation unit value at end of period                                                               $ 1.08   $1.10      --
Number of accumulation units outstanding at end of period (000 omitted)                                    --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (1/29/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                                                         $ 0.98   $0.99   $1.00
Accumulation unit value at end of period                                                               $ 0.98   $0.98   $0.99
Number of accumulation units outstanding at end of period (000 omitted)                                   492     399     234
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (1/29/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                                         $ 1.64   $1.40   $1.00
Accumulation unit value at end of period                                                               $ 1.71   $1.64   $1.40
Number of accumulation units outstanding at end of period (000 omitted)                                   720     337       3
STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.25   $1.20   $1.00
Accumulation unit value at end of period                                                               $ 1.22   $1.25   $1.20
Number of accumulation units outstanding at end of period (000 omitted)                                    26      20       7
STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.67   $1.42   $1.00
Accumulation unit value at end of period                                                               $ 1.85   $1.67   $1.42
Number of accumulation units outstanding at end of period (000 omitted)                                    --      --      --


--------------------------------------------------------------------------------
149 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                     2005    2004    2003
-----------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.02   $1.00   $1.00
Accumulation unit value at end of period                                                               $ 1.02   $1.02   $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                    15      14       7
STI CLASSIC VARIABLE TRUST LARGE CAP RELATIVE VALUE FUND (1/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST GROWTH AND INCOME FUND)
Accumulation unit value at beginning of period                                                         $ 1.43   $1.27   $1.00
Accumulation unit value at end of period                                                               $ 1.53   $1.43   $1.27
Number of accumulation units outstanding at end of period (000 omitted)                                    --      --      --
STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (1/29/2003)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST VALUE INCOME STOCK FUND)
Accumulation unit value at beginning of period                                                         $ 1.42   $1.26   $1.00
Accumulation unit value at end of period                                                               $ 1.45   $1.42   $1.26
Number of accumulation units outstanding at end of period (000 omitted)                                    22      16       6
STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.50   $1.30   $1.00
Accumulation unit value at end of period                                                               $ 1.68   $1.50   $1.30
Number of accumulation units outstanding at end of period (000 omitted)                                     2       2       2
STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.70   $1.39   $1.00
Accumulation unit value at end of period                                                               $ 1.86   $1.70   $1.39
Number of accumulation units outstanding at end of period (000 omitted)                                    10       5       2
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.50   $1.30   $1.00
Accumulation unit value at end of period                                                               $ 1.53   $1.50   $1.30
Number of accumulation units outstanding at end of period (000 omitted)                                 1,445     538      25
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.44   $1.29   $1.00
Accumulation unit value at end of period                                                               $ 1.55   $1.44   $1.29
Number of accumulation units outstanding at end of period (000 omitted)                                    30      17       3
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                         $ 1.90   $1.42   $1.00
Accumulation unit value at end of period                                                               $ 2.18   $1.90   $1.42
Number of accumulation units outstanding at end of period (000 omitted)                                    --      12      12
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.37   $1.00      --
Accumulation unit value at end of period                                                               $ 1.57   $1.37      --
Number of accumulation units outstanding at end of period (000 omitted)                                    17       6      --
WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.20   $1.00      --
Accumulation unit value at end of period                                                               $ 1.43   $1.20      --
Number of accumulation units outstanding at end of period (000 omitted)                                   128      28      --
WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.15   $1.00      --
Accumulation unit value at end of period                                                               $ 1.26   $1.15      --
Number of accumulation units outstanding at end of period (000 omitted)                                   523     221      --
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.08   $1.00      --
Accumulation unit value at end of period                                                               $ 1.11   $1.08      --
Number of accumulation units outstanding at end of period (000 omitted)                                    15      16      --
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.08   $1.00      --
Accumulation unit value at end of period                                                               $ 1.09   $1.08      --
Number of accumulation units outstanding at end of period (000 omitted)                                    --      --      --


--------------------------------------------------------------------------------
150 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                     2005    2004    2003
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.08   $1.00      --
Accumulation unit value at end of period                                                               $ 1.12   $1.08      --
Number of accumulation units outstanding at end of period (000 omitted)                                   691     438      --
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.10   $1.00      --
Accumulation unit value at end of period                                                               $ 1.19   $1.10      --
Number of accumulation units outstanding at end of period (000 omitted)                                    21      21      --
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.06   $1.00      --
Accumulation unit value at end of period                                                               $ 1.02   $1.06      --
Number of accumulation units outstanding at end of period (000 omitted)                                    11      11      --
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.03   $1.00      --
Accumulation unit value at end of period                                                               $ 1.07   $1.03      --
Number of accumulation units outstanding at end of period (000 omitted)                                 1,106     385      --
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 0.99   $1.00      --
Accumulation unit value at end of period                                                               $ 1.00   $0.99      --
Number of accumulation units outstanding at end of period (000 omitted)                                    56      --      --
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.06   $1.00      --
Accumulation unit value at end of period                                                               $ 1.10   $1.06      --
Number of accumulation units outstanding at end of period (000 omitted)                                    --      --      --
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.03   $1.00      --
Accumulation unit value at end of period                                                               $ 1.03   $1.03      --
Number of accumulation units outstanding at end of period (000 omitted)                                 1,455     623      --


--------------------------------------------------------------------------------
151 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                                     2005     2004
----------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                        $  1.07   $ 1.00
Accumulation unit value at end of period                                                              $  1.11   $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                 5,023    3,225
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                        $  1.06   $ 1.00
Accumulation unit value at end of period                                                              $  1.13   $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                     3        3
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                        $  1.10   $ 1.00
Accumulation unit value at end of period                                                              $  1.18   $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)                                    19       12
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                        $  1.07   $ 1.00
Accumulation unit value at end of period                                                              $  1.13   $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                 1,379      900
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                                        $  1.08   $ 1.00
Accumulation unit value at end of period                                                              $  1.11   $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                   126       90
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                                        $  1.19   $ 1.00
Accumulation unit value at end of period                                                              $  1.36   $ 1.19
Number of accumulation units outstanding at end of period (000 omitted)                                 8,418    3,162
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (4/30/2004)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                        $  1.07   $ 1.00
Accumulation unit value at end of period                                                              $  1.08   $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                        $  1.05   $ 1.00
Accumulation unit value at end of period                                                              $  1.05   $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                21,086    7,249
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                        $  1.12   $ 1.00
Accumulation unit value at end of period                                                              $  1.24   $ 1.12
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
AMERICAN CENTURY VP ULTRA(R), CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                        $  1.06   $ 1.00
Accumulation unit value at end of period                                                              $  1.06   $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                 6,266    2,495
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                        $  1.09   $ 1.00
Accumulation unit value at end of period                                                              $  1.12   $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                    15       26
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
(PREVIOUSLY COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B)
Accumulation unit value at beginning of period                                                        $  1.17   $ 1.00
Accumulation unit value at end of period                                                              $  1.21   $ 1.17
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B* (4/30/2004)
Accumulation unit value at beginning of period                                                        $  1.04   $ 1.00
Accumulation unit value at end of period                                                              $  1.05   $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                 4,192    1,912

* COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B MERGED INTO NATIONS HIGH YIELD BOND PORTFOLIO ON APRIL 28, 2006. ON MAY 1,
  2006, NATIONS HIGH YIELD BOND PORTFOLIO CHANGED ITS NAME TO COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B.


--------------------------------------------------------------------------------
152 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                     2005     2004
----------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                        $  1.13   $ 1.00
Accumulation unit value at end of period                                                              $  1.21   $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                        $  1.03   $ 1.00
Accumulation unit value at end of period                                                              $  1.04   $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                 2,901    1,117
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                        $  1.02   $ 1.00
Accumulation unit value at end of period                                                              $  1.05   $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                                    71       72
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                        $  1.14   $ 1.00
Accumulation unit value at end of period                                                              $  1.25   $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)                                    26        7
EVERGREEN VA CORE BOND FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                        $  1.03   $ 1.00
Accumulation unit value at end of period                                                              $  1.03   $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                 6,140    1,507
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                        $  1.09   $ 1.00
Accumulation unit value at end of period                                                              $  1.16   $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                    94       57
EVERGREEN VA GROWTH FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                        $  1.12   $ 1.00
Accumulation unit value at end of period                                                              $  1.17   $ 1.12
Number of accumulation units outstanding at end of period (000 omitted)                                 1,358       27
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                        $  1.05   $ 1.00
Accumulation unit value at end of period                                                              $  1.04   $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                 3,658      885
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                        $  1.14   $ 1.00
Accumulation unit value at end of period                                                              $  1.30   $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)                                 1,444       79
EVERGREEN VA OMEGA FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                        $  1.04   $ 1.00
Accumulation unit value at end of period                                                              $  1.06   $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                 3,401    1,048
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                        $  1.14   $ 1.00
Accumulation unit value at end of period                                                              $  1.24   $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)                                   390      173
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                        $  1.08   $ 1.00
Accumulation unit value at end of period                                                              $  1.05   $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                 5,441    1,507
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                        $  1.11   $ 1.00
Accumulation unit value at end of period                                                              $  1.27   $ 1.11
Number of accumulation units outstanding at end of period (000 omitted)                                19,309    6,485
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                        $  1.03   $ 1.00
Accumulation unit value at end of period                                                              $  1.06   $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --


--------------------------------------------------------------------------------
153 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                     2005     2004
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.03   $ 1.00
Accumulation unit value at end of period                                                               $ 1.03   $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                 8,474    3,024
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.21   $ 1.00
Accumulation unit value at end of period                                                               $ 1.40   $ 1.21
Number of accumulation units outstanding at end of period (000 omitted)                                 2,154      194
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.10   $ 1.00
Accumulation unit value at end of period                                                               $ 1.28   $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)                                 5,025    3,210
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.12   $ 1.00
Accumulation unit value at end of period                                                               $ 1.12   $ 1.12
Number of accumulation units outstanding at end of period (000 omitted)                                 1,066      516
FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.34   $ 1.00
Accumulation unit value at end of period                                                               $ 1.50   $ 1.34
Number of accumulation units outstanding at end of period (000 omitted)                                   252      119
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.09   $ 1.00
Accumulation unit value at end of period                                                               $ 1.11   $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                    53       34
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.08   $ 1.00
Accumulation unit value at end of period                                                               $ 1.11   $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                   115      111
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.09   $ 1.00
Accumulation unit value at end of period                                                               $ 1.18   $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                   374      369
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.16   $ 1.00
Accumulation unit value at end of period                                                               $ 1.10   $ 1.16
Number of accumulation units outstanding at end of period (000 omitted)                                 7,744    2,656
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.12   $ 1.00
Accumulation unit value at end of period                                                               $ 1.20   $ 1.12
Number of accumulation units outstanding at end of period (000 omitted)                                    57       25
GOLDMAN SACHS VIT MID CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.19   $ 1.00
Accumulation unit value at end of period                                                               $ 1.32   $ 1.19
Number of accumulation units outstanding at end of period (000 omitted)                                 6,833    2,746
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.07   $ 1.00
Accumulation unit value at end of period                                                               $ 1.10   $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                    34       22
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.04   $ 1.00
Accumulation unit value at end of period                                                               $ 1.07   $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                    11       12
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.09   $ 1.00
Accumulation unit value at end of period                                                               $ 1.09   $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                    69       53


--------------------------------------------------------------------------------
154 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                     2005     2004
----------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                        $  1.24   $ 1.00
Accumulation unit value at end of period                                                              $  1.42   $ 1.24
Number of accumulation units outstanding at end of period (000 omitted)                                     1        1
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                        $  1.06   $ 1.00
Accumulation unit value at end of period                                                              $  1.09   $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                 8,509    3,218
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                        $  1.15   $ 1.00
Accumulation unit value at end of period                                                              $  1.29   $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)                                   177       72
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                        $  1.16   $ 1.00
Accumulation unit value at end of period                                                              $  1.25   $ 1.16
Number of accumulation units outstanding at end of period (000 omitted)                                    59       31
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                        $  1.07   $ 1.00
Accumulation unit value at end of period                                                              $  1.07   $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                11,203    4,674
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                        $  1.03   $ 1.00
Accumulation unit value at end of period                                                              $  1.14   $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                   109       57
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                        $  1.14   $ 1.00
Accumulation unit value at end of period                                                              $  1.26   $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                        $  1.18   $ 1.00
Accumulation unit value at end of period                                                              $  1.24   $ 1.18
Number of accumulation units outstanding at end of period (000 omitted)                                    76       17
PUTNAM VT VISTA FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                        $  1.14   $ 1.00
Accumulation unit value at end of period                                                              $  1.25   $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                                        $  0.99   $ 1.00
Accumulation unit value at end of period                                                              $  1.00   $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)                                   839      136
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                                                        $  1.03   $ 1.00
Accumulation unit value at end of period                                                              $  1.03   $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                   237      220
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                                        $  1.15   $ 1.00
Accumulation unit value at end of period                                                              $  1.29   $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)                                 8,506       34
RIVERSOURCE(SM) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                                        $  1.17   $ 1.00
Accumulation unit value at end of period                                                              $  1.53   $ 1.17
Number of accumulation units outstanding at end of period (000 omitted)                                 4,979    2,159


--------------------------------------------------------------------------------
155 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                     2005     2004
----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                                        $  1.07   $ 1.00
Accumulation unit value at end of period                                                              $  1.14   $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                    38       --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning of period                                                        $  1.08   $ 1.00
Accumulation unit value at end of period                                                              $  1.10   $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                 3,150      830
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND)
Accumulation unit value at beginning of period                                                        $  1.09   $ 1.00
Accumulation unit value at end of period                                                              $  1.11   $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                     8        8
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                                        $  1.14   $ 1.00
Accumulation unit value at end of period                                                              $  1.27   $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)                                     1       --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                                                        $  1.05   $ 1.00
Accumulation unit value at end of period                                                              $  1.09   $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                14,054    9,019

* RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE
  PORTFOLIO - LARGE CAP EQUITY FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                                                        $  1.10   $ 1.00
Accumulation unit value at end of period                                                              $  1.13   $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)                                    24       --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                                        $  1.07   $ 1.00
Accumulation unit value at end of period                                                              $  1.15   $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                 1,088      697
RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                                        $  1.03   $ 1.00
Accumulation unit value at end of period                                                              $  1.03   $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --

* RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE
  PORTFOLIO - LARGE CAP EQUITY FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                                        $  1.08   $ 1.00
Accumulation unit value at end of period                                                              $  1.11   $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                   132       48
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND)
Accumulation unit value at beginning of period                                                        $  1.10   $ 1.00
Accumulation unit value at end of period                                                              $  1.08   $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                                                        $  1.00   $ 1.00
Accumulation unit value at end of period                                                              $  0.99   $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)                                 1,781      218


--------------------------------------------------------------------------------
156 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                     2005     2004
----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                                        $  1.15   $ 1.00
Accumulation unit value at end of period                                                              $  1.19   $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)                                10,647    4,456
STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (4/30/2004)
Accumulation unit value at beginning of period                                                        $  1.05   $ 1.00
Accumulation unit value at end of period                                                              $  1.02   $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                     9        2
STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period                                                        $  1.16   $ 1.00
Accumulation unit value at end of period                                                              $  1.29   $ 1.16
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                                        $  1.03   $ 1.00
Accumulation unit value at end of period                                                              $  1.04   $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
STI CLASSIC VARIABLE TRUST LARGE CAP RELATIVE VALUE FUND (4/30/2004)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST GROWTH AND INCOME FUND)
Accumulation unit value at beginning of period                                                        $  1.11   $ 1.00
Accumulation unit value at end of period                                                              $  1.19   $ 1.11
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (4/30/2004)
(PREVIOUSLY STI CLASSIC VARIABLE TRUST VALUE INCOME STOCK FUND)
Accumulation unit value at beginning of period                                                        $  1.11   $ 1.00
Accumulation unit value at end of period                                                              $  1.13   $ 1.11
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period                                                        $  1.16   $ 1.00
Accumulation unit value at end of period                                                              $  1.30   $ 1.16
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period                                                        $  1.18   $ 1.00
Accumulation unit value at end of period                                                              $  1.30   $ 1.18
Number of accumulation units outstanding at end of period (000 omitted)                                     4        2
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                        $  1.13   $ 1.00
Accumulation unit value at end of period                                                              $  1.15   $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)                                23,606    8,260
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                        $  1.37   $ 1.00
Accumulation unit value at end of period                                                              $  1.57   $ 1.37
Number of accumulation units outstanding at end of period (000 omitted)                                   619      292
WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                                                        $  1.20   $ 1.00
Accumulation unit value at end of period                                                              $  1.43   $ 1.20
Number of accumulation units outstanding at end of period (000 omitted)                                 3,916    1,854
WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                                                        $  1.15   $ 1.00
Accumulation unit value at end of period                                                              $  1.26   $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)                                 5,234    2,030
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (4/30/2004)
Accumulation unit value at beginning of period                                                        $  1.08   $ 1.00
Accumulation unit value at end of period                                                              $  1.11   $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --


--------------------------------------------------------------------------------
157 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                     2005     2004
----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.08   $ 1.00
Accumulation unit value at end of period                                                               $ 1.09   $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                     5       --
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.08   $ 1.00
Accumulation unit value at end of period                                                               $ 1.11   $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                 1,587      971
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.10   $ 1.00
Accumulation unit value at end of period                                                               $ 1.19   $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)                                     1       --
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.06   $ 1.00
Accumulation unit value at end of period                                                               $ 1.02   $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.03   $ 1.00
Accumulation unit value at end of period                                                               $ 1.06   $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                 3,400      848
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 0.99   $ 1.00
Accumulation unit value at end of period                                                               $ 1.00   $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)                                    55       --
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.06   $ 1.00
Accumulation unit value at end of period                                                               $ 1.10   $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                     1        1
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.03   $ 1.00
Accumulation unit value at end of period                                                               $ 1.03   $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                 2,629      789


--------------------------------------------------------------------------------
158 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                                     2005     2004
----------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.07   $ 1.00
Accumulation unit value at end of period                                                               $ 1.11   $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                 2,864    1,579
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.10   $ 1.00
Accumulation unit value at end of period                                                               $ 1.18   $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.07   $ 1.00
Accumulation unit value at end of period                                                               $ 1.13   $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                   795      454
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.08   $ 1.00
Accumulation unit value at end of period                                                               $ 1.10   $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                     8       --
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.19   $ 1.00
Accumulation unit value at end of period                                                               $ 1.36   $ 1.19
Number of accumulation units outstanding at end of period (000 omitted)                                 3,051      725
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (4/30/2004)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                         $ 1.06   $ 1.00
Accumulation unit value at end of period                                                               $ 1.08   $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.05   $ 1.00
Accumulation unit value at end of period                                                               $ 1.05   $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                 7,161    1,751
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.12   $ 1.00
Accumulation unit value at end of period                                                               $ 1.24   $ 1.12
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
AMERICAN CENTURY VP ULTRA(R), CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.06   $ 1.00
Accumulation unit value at end of period                                                               $ 1.06   $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                 5,066    1,252
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.09   $ 1.00
Accumulation unit value at end of period                                                               $ 1.12   $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                     5       --
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
(PREVIOUSLY COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B)
Accumulation unit value at beginning of period                                                         $ 1.16   $ 1.00
Accumulation unit value at end of period                                                               $ 1.20   $ 1.16
Number of accumulation units outstanding at end of period (000 omitted)                                    59       43
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B* (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.04   $ 1.00
Accumulation unit value at end of period                                                               $ 1.05   $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                 2,756      852

* COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B MERGED INTO NATIONS HIGH YIELD BOND PORTFOLIO ON APRIL 28, 2006. ON MAY 1,
  2006, NATIONS HIGH YIELD BOND PORTFOLIO CHANGED ITS NAME TO COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B

DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.13   $ 1.00
Accumulation unit value at end of period                                                               $ 1.21   $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --


--------------------------------------------------------------------------------
159 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                     2005     2004
----------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.03   $ 1.00
Accumulation unit value at end of period                                                               $ 1.04   $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                 1,258      333
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.02   $ 1.00
Accumulation unit value at end of period                                                               $ 1.05   $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.14   $ 1.00
Accumulation unit value at end of period                                                               $ 1.25   $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)                                    17       --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.11   $ 1.00
Accumulation unit value at end of period                                                               $ 1.26   $ 1.11
Number of accumulation units outstanding at end of period (000 omitted)                                 7,559    1,607
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.03   $ 1.00
Accumulation unit value at end of period                                                               $ 1.06   $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.03   $ 1.00
Accumulation unit value at end of period                                                               $ 1.03   $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                 6,069    1,202
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.21   $ 1.00
Accumulation unit value at end of period                                                               $ 1.40   $ 1.21
Number of accumulation units outstanding at end of period (000 omitted)                                 1,049        5
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.10   $ 1.00
Accumulation unit value at end of period                                                               $ 1.28   $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)                                 1,283      755
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.12   $ 1.00
Accumulation unit value at end of period                                                               $ 1.12   $ 1.12
Number of accumulation units outstanding at end of period (000 omitted)                                   815      325
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.09   $ 1.00
Accumulation unit value at end of period                                                               $ 1.11   $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                   143      111
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.07   $ 1.00
Accumulation unit value at end of period                                                               $ 1.10   $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                     6        6
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.09   $ 1.00
Accumulation unit value at end of period                                                               $ 1.18   $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                   342      240
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.16   $ 1.00
Accumulation unit value at end of period                                                               $ 1.10   $ 1.16
Number of accumulation units outstanding at end of period (000 omitted)                                 2,582      696
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.12   $ 1.00
Accumulation unit value at end of period                                                               $ 1.19   $ 1.12
Number of accumulation units outstanding at end of period (000 omitted)                                   477      237


--------------------------------------------------------------------------------
160 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                     2005     2004
----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.19   $ 1.00
Accumulation unit value at end of period                                                               $ 1.32   $ 1.19
Number of accumulation units outstanding at end of period (000 omitted)                                 2,566      749
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.07   $ 1.00
Accumulation unit value at end of period                                                               $ 1.10   $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                    10       --
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.04   $ 1.00
Accumulation unit value at end of period                                                               $ 1.07   $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                     6       --
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.09   $ 1.00
Accumulation unit value at end of period                                                               $ 1.09   $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                   142        8
MFS(R) UTILITIES SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.24   $ 1.00
Accumulation unit value at end of period                                                               $ 1.42   $ 1.24
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.06   $ 1.00
Accumulation unit value at end of period                                                               $ 1.09   $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                 4,145    1,172
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.15   $ 1.00
Accumulation unit value at end of period                                                               $ 1.29   $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.16   $ 1.00
Accumulation unit value at end of period                                                               $ 1.25   $ 1.16
Number of accumulation units outstanding at end of period (000 omitted)                                    11       --
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.07   $ 1.00
Accumulation unit value at end of period                                                               $ 1.07   $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                 5,420    1,643
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.03   $ 1.00
Accumulation unit value at end of period                                                               $ 1.14   $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.14   $ 1.00
Accumulation unit value at end of period                                                               $ 1.25   $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)                                     9       --
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.18   $ 1.00
Accumulation unit value at end of period                                                               $ 1.24   $ 1.18
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
PUTNAM VT VISTA FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.13   $ 1.00
Accumulation unit value at end of period                                                               $ 1.25   $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --


--------------------------------------------------------------------------------
161 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                     2005     2004
----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                                         $ 0.99   $ 1.00
Accumulation unit value at end of period                                                               $ 1.00   $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)                                   272      696
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                                                         $ 1.03   $ 1.00
Accumulation unit value at end of period                                                               $ 1.03   $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                    68       73
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                                         $ 1.15   $ 1.00
Accumulation unit value at end of period                                                               $ 1.28   $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)                                 4,173       --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                                         $ 1.17   $ 1.00
Accumulation unit value at end of period                                                               $ 1.53   $ 1.17
Number of accumulation units outstanding at end of period (000 omitted)                                 1,961      549
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                                         $ 1.07   $ 1.00
Accumulation unit value at end of period                                                               $ 1.14   $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning of period                                                         $ 1.08   $ 1.00
Accumulation unit value at end of period                                                               $ 1.10   $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                 1,052      115
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND)
Accumulation unit value at beginning of period                                                         $ 1.09   $ 1.00
Accumulation unit value at end of period                                                               $ 1.11   $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                    26       36
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                                         $ 1.14   $ 1.00
Accumulation unit value at end of period                                                               $ 1.27   $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                                                         $ 1.05   $ 1.00
Accumulation unit value at end of period                                                               $ 1.09   $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                 4,574    2,547

* RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE
  PORTFOLIO - LARGE CAP EQUITY FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                                                         $ 1.10   $ 1.00
Accumulation unit value at end of period                                                               $ 1.13   $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                                         $ 1.07   $ 1.00
Accumulation unit value at end of period                                                               $ 1.15   $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --


--------------------------------------------------------------------------------
162 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                     2005     2004
----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                                         $ 1.03   $ 1.00
Accumulation unit value at end of period                                                               $ 1.03   $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --

* RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE
  PORTFOLIO - LARGE CAP EQUITY FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                                         $ 1.08   $ 1.00
Accumulation unit value at end of period                                                               $ 1.11   $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                     5        5
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND)
Accumulation unit value at beginning of period                                                         $ 1.10   $ 1.00
Accumulation unit value at end of period                                                               $ 1.08   $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                                                         $ 1.00   $ 1.00
Accumulation unit value at end of period                                                               $ 0.99   $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)                                   423       43
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                                         $ 1.15   $ 1.00
Accumulation unit value at end of period                                                               $ 1.19   $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)                                 4,153    1,188
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.13   $ 1.00
Accumulation unit value at end of period                                                               $ 1.15   $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)                                 9,543    2,210
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.37   $ 1.00
Accumulation unit value at end of period                                                               $ 1.57   $ 1.37
Number of accumulation units outstanding at end of period (000 omitted)                                   233       73
WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.20   $ 1.00
Accumulation unit value at end of period                                                               $ 1.43   $ 1.20
Number of accumulation units outstanding at end of period (000 omitted)                                 3,151      908
WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.15   $ 1.00
Accumulation unit value at end of period                                                               $ 1.26   $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)                                 2,151      549


--------------------------------------------------------------------------------
163 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                                     2005     2004
----------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                          $1.07    $1.00
Accumulation unit value at end of period                                                                $1.11    $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                    74       45
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                          $1.06    $1.00
Accumulation unit value at end of period                                                                $1.13    $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                          $1.10    $1.00
Accumulation unit value at end of period                                                                $1.18    $1.10
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                          $1.07    $1.00
Accumulation unit value at end of period                                                                $1.13    $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                    20       12
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                                          $1.08    $1.00
Accumulation unit value at end of period                                                                $1.10    $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                     1        1
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                                          $1.19    $1.00
Accumulation unit value at end of period                                                                $1.36    $1.19
Number of accumulation units outstanding at end of period (000 omitted)                                   244       97
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (4/30/2004)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                          $1.06    $1.00
Accumulation unit value at end of period                                                                $1.08    $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                          $1.05    $1.00
Accumulation unit value at end of period                                                                $1.04    $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                   666      312
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                          $1.12    $1.00
Accumulation unit value at end of period                                                                $1.24    $1.12
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
AMERICAN CENTURY VP ULTRA(R), CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                          $1.06    $1.00
Accumulation unit value at end of period                                                                $1.06    $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                   176       40
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                          $1.09    $1.00
Accumulation unit value at end of period                                                                $1.12    $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
(PREVIOUSLY COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B)
Accumulation unit value at beginning of period                                                          $1.16    $1.00
Accumulation unit value at end of period                                                                $1.20    $1.16
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B* (4/30/2004)
Accumulation unit value at beginning of period                                                          $1.04    $1.00
Accumulation unit value at end of period                                                                $1.04    $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                    36       12

* COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B MERGED INTO NATIONS HIGH YIELD BOND PORTFOLIO ON APRIL 28, 2006. ON MAY 1,
  2006, NATIONS HIGH YIELD BOND PORTFOLIO CHANGED ITS NAME TO COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B.


--------------------------------------------------------------------------------
164 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                    2005    2004
--------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.13   $1.00
Accumulation unit value at end of period                                                               $1.20   $1.13
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.03   $1.00
Accumulation unit value at end of period                                                               $1.04   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                   76      23
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.02   $1.00
Accumulation unit value at end of period                                                               $1.05   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.14   $1.00
Accumulation unit value at end of period                                                               $1.25   $1.14
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
EVERGREEN VA CORE BOND FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.03   $1.00
Accumulation unit value at end of period                                                               $1.03   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                   68      36
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.09   $1.00
Accumulation unit value at end of period                                                               $1.16   $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
EVERGREEN VA GROWTH FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.12   $1.00
Accumulation unit value at end of period                                                               $1.16   $1.12
Number of accumulation units outstanding at end of period (000 omitted)                                   13      --
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.05   $1.00
Accumulation unit value at end of period                                                               $1.04   $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                   41      26
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.14   $1.00
Accumulation unit value at end of period                                                               $1.30   $1.14
Number of accumulation units outstanding at end of period (000 omitted)                                    5      --
EVERGREEN VA OMEGA FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.04   $1.00
Accumulation unit value at end of period                                                               $1.06   $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                   29      18
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.14   $1.00
Accumulation unit value at end of period                                                               $1.23   $1.14
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.08   $1.00
Accumulation unit value at end of period                                                               $1.05   $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                   63      30
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.11   $1.00
Accumulation unit value at end of period                                                               $1.26   $1.11
Number of accumulation units outstanding at end of period (000 omitted)                                  536     195
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.03   $1.00
Accumulation unit value at end of period                                                               $1.06   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --


--------------------------------------------------------------------------------
165 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                    2005     2004
--------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.03   $1.00
Accumulation unit value at end of period                                                               $1.03   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                  111      26
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.21   $1.00
Accumulation unit value at end of period                                                               $1.40   $1.21
Number of accumulation units outstanding at end of period (000 omitted)                                   60       4
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.10   $1.00
Accumulation unit value at end of period                                                               $1.28   $1.10
Number of accumulation units outstanding at end of period (000 omitted)                                  156      96
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.12   $1.00
Accumulation unit value at end of period                                                               $1.11   $1.12
Number of accumulation units outstanding at end of period (000 omitted)                                   34      29
FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.34   $1.00
Accumulation unit value at end of period                                                               $1.49   $1.34
Number of accumulation units outstanding at end of period (000 omitted)                                   49      35
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.09   $1.00
Accumulation unit value at end of period                                                               $1.10   $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.07   $1.00
Accumulation unit value at end of period                                                               $1.10   $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.09   $1.00
Accumulation unit value at end of period                                                               $1.18   $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.16   $1.00
Accumulation unit value at end of period                                                               $1.10   $1.16
Number of accumulation units outstanding at end of period (000 omitted)                                  244     107
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.12   $1.00
Accumulation unit value at end of period                                                               $1.19   $1.12
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
GOLDMAN SACHS VIT MID CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.19   $1.00
Accumulation unit value at end of period                                                               $1.32   $1.19
Number of accumulation units outstanding at end of period (000 omitted)                                  177      70
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.07   $1.00
Accumulation unit value at end of period                                                               $1.09   $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.04   $1.00
Accumulation unit value at end of period                                                               $1.07   $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.09   $1.00
Accumulation unit value at end of period                                                               $1.09   $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --


--------------------------------------------------------------------------------
166 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                    2005     2004
--------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.24   $1.00
Accumulation unit value at end of period                                                               $1.41   $1.24
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.06   $1.00
Accumulation unit value at end of period                                                               $1.09   $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                  149      51
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.15   $1.00
Accumulation unit value at end of period                                                               $1.29   $1.15
Number of accumulation units outstanding at end of period (000 omitted)                                    9       3
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.16   $1.00
Accumulation unit value at end of period                                                               $1.25   $1.16
Number of accumulation units outstanding at end of period (000 omitted)                                    2      --
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.07   $1.00
Accumulation unit value at end of period                                                               $1.07   $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                  440     207
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.03   $1.00
Accumulation unit value at end of period                                                               $1.14   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                   15      15
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.14   $1.00
Accumulation unit value at end of period                                                               $1.25   $1.14
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.18   $1.00
Accumulation unit value at end of period                                                               $1.24   $1.18
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
PUTNAM VT VISTA FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.13   $1.00
Accumulation unit value at end of period                                                               $1.25   $1.13
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                                         $0.99   $1.00
Accumulation unit value at end of period                                                               $1.00   $0.99
Number of accumulation units outstanding at end of period (000 omitted)                                   12       3
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                                                         $1.03   $1.00
Accumulation unit value at end of period                                                               $1.03   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                                         $1.15   $1.00
Accumulation unit value at end of period                                                               $1.28   $1.15
Number of accumulation units outstanding at end of period (000 omitted)                                  217      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                                         $1.17   $1.00
Accumulation unit value at end of period                                                               $1.53   $1.17
Number of accumulation units outstanding at end of period (000 omitted)                                  143      66


--------------------------------------------------------------------------------
167 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                    2005    2004
--------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                                         $1.07   $1.00
Accumulation unit value at end of period                                                               $1.14   $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning of period                                                         $1.08   $1.00
Accumulation unit value at end of period                                                               $1.10   $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                  278     141
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND)
Accumulation unit value at beginning of period                                                         $1.09   $1.00
Accumulation unit value at end of period                                                               $1.11   $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                                         $1.14   $1.00
Accumulation unit value at end of period                                                               $1.27   $1.14
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                                                         $1.05   $1.00
Accumulation unit value at end of period                                                               $1.09   $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                  410     258

* RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE
  PORTFOLIO - LARGE CAP EQUITY FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                                                         $1.10   $1.00
Accumulation unit value at end of period                                                               $1.12   $1.10
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                                         $1.06   $1.00
Accumulation unit value at end of period                                                               $1.15   $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                   57      40
RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) * (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) )
Accumulation unit value at beginning of period                                                         $1.03   $1.00
Accumulation unit value at end of period                                                               $1.03   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --

* RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE
  PORTFOLIO - LARGE CAP EQUITY FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                                         $1.08   $1.00
Accumulation unit value at end of period                                                               $1.11   $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                    8       3
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND)
Accumulation unit value at beginning of period                                                         $1.10   $1.00
Accumulation unit value at end of period                                                               $1.08   $1.10
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                                                         $1.00   $1.00
Accumulation unit value at end of period                                                               $0.99   $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                   58      29


--------------------------------------------------------------------------------
168 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                    2005    2004
--------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                                         $1.15   $1.00
Accumulation unit value at end of period                                                               $1.19   $1.15
Number of accumulation units outstanding at end of period (000 omitted)                                  305     123
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.13   $1.00
Accumulation unit value at end of period                                                               $1.15   $1.13
Number of accumulation units outstanding at end of period (000 omitted)                                  589     206
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.37   $1.00
Accumulation unit value at end of period                                                               $1.57   $1.37
Number of accumulation units outstanding at end of period (000 omitted)                                    5       3
WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.20   $1.00
Accumulation unit value at end of period                                                               $1.43   $1.20
Number of accumulation units outstanding at end of period (000 omitted)                                   92      25
WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.15   $1.00
Accumulation unit value at end of period                                                               $1.26   $1.15
Number of accumulation units outstanding at end of period (000 omitted)                                  158      63
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.08   $1.00
Accumulation unit value at end of period                                                               $1.11   $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.08   $1.00
Accumulation unit value at end of period                                                               $1.09   $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                    6      --
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.08   $1.00
Accumulation unit value at end of period                                                               $1.11   $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                  148     104
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.10   $1.00
Accumulation unit value at end of period                                                               $1.19   $1.10
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.06   $1.00
Accumulation unit value at end of period                                                               $1.01   $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.03   $1.00
Accumulation unit value at end of period                                                               $1.06   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                  196      88
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $0.99   $1.00
Accumulation unit value at end of period                                                               $1.00   $0.99
Number of accumulation units outstanding at end of period (000 omitted)                                    4      --
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.06   $1.00
Accumulation unit value at end of period                                                               $1.10   $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.03   $1.00
Accumulation unit value at end of period                                                               $1.03   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                  449     243


--------------------------------------------------------------------------------
169 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                                     2005     2004
----------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.07   $1.00
Accumulation unit value at end of period                                                               $ 1.11   $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                   289     111
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.06   $1.00
Accumulation unit value at end of period                                                               $ 1.13   $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                    65      65
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.10   $1.00
Accumulation unit value at end of period                                                               $ 1.18   $1.10
Number of accumulation units outstanding at end of period (000 omitted)                                    --      --
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.07   $1.00
Accumulation unit value at end of period                                                               $ 1.13   $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                    81      33
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.08   $1.00
Accumulation unit value at end of period                                                               $ 1.10   $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                    99      85
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.19   $1.00
Accumulation unit value at end of period                                                               $ 1.36   $1.19
Number of accumulation units outstanding at end of period (000 omitted)                                   689     225
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (4/30/2004)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                         $ 1.06   $1.00
Accumulation unit value at end of period                                                               $ 1.08   $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                     1       2
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.05   $1.00
Accumulation unit value at end of period                                                               $ 1.04   $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                 1,656     485
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.12   $1.00
Accumulation unit value at end of period                                                               $ 1.24   $1.12
Number of accumulation units outstanding at end of period (000 omitted)                                    13      13
AMERICAN CENTURY VP ULTRA(R), CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.06   $1.00
Accumulation unit value at end of period                                                               $ 1.06   $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                   377      79
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.09   $1.00
Accumulation unit value at end of period                                                               $ 1.12   $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                    --      --
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
(PREVIOUSLY COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B)
Accumulation unit value at beginning of period                                                         $ 1.16   $1.00
Accumulation unit value at end of period                                                               $ 1.20   $1.16
Number of accumulation units outstanding at end of period (000 omitted)                                    --      --
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B* (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.04   $1.00
Accumulation unit value at end of period                                                               $ 1.04   $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                   253     134

* COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B MERGED INTO NATIONS HIGH YIELD BOND PORTFOLIO ON APRIL 28, 2006. ON MAY 1,
  2006, NATIONS HIGH YIELD BOND PORTFOLIO CHANGED ITS NAME TO COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B.


--------------------------------------------------------------------------------
170 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                     2005     2004
----------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.13   $1.00
Accumulation unit value at end of period                                                               $ 1.20   $1.13
Number of accumulation units outstanding at end of period (000 omitted)                                    --      --
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.03   $1.00
Accumulation unit value at end of period                                                               $ 1.04   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                   223      67
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.02   $1.00
Accumulation unit value at end of period                                                               $ 1.04   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                    67      68
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.14   $1.00
Accumulation unit value at end of period                                                               $ 1.24   $1.14
Number of accumulation units outstanding at end of period (000 omitted)                                    22      16
EVERGREEN VA CORE BOND FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.03   $1.00
Accumulation unit value at end of period                                                               $ 1.03   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                   766     134
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.09   $1.00
Accumulation unit value at end of period                                                               $ 1.16   $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                    --      --
EVERGREEN VA GROWTH FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.12   $1.00
Accumulation unit value at end of period                                                               $ 1.16   $1.12
Number of accumulation units outstanding at end of period (000 omitted)                                    98      --
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.05   $1.00
Accumulation unit value at end of period                                                               $ 1.04   $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                   373      43
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.14   $1.00
Accumulation unit value at end of period                                                               $ 1.30   $1.14
Number of accumulation units outstanding at end of period (000 omitted)                                   128      --
EVERGREEN VA OMEGA FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.04   $1.00
Accumulation unit value at end of period                                                               $ 1.06   $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                   229      83
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.14   $1.00
Accumulation unit value at end of period                                                               $ 1.23   $1.14
Number of accumulation units outstanding at end of period (000 omitted)                                   160      58
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.08   $1.00
Accumulation unit value at end of period                                                               $ 1.05   $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                   573     182
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.10   $1.00
Accumulation unit value at end of period                                                               $ 1.26   $1.10
Number of accumulation units outstanding at end of period (000 omitted)                                 1,776     548
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.03   $1.00
Accumulation unit value at end of period                                                               $ 1.06   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                     8       8


--------------------------------------------------------------------------------
171 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                    2005    2004
--------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.03   $1.00
Accumulation unit value at end of period                                                               $1.03   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                  419     116
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.21   $1.00
Accumulation unit value at end of period                                                               $1.40   $1.21
Number of accumulation units outstanding at end of period (000 omitted)                                  278      52
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.10   $1.00
Accumulation unit value at end of period                                                               $1.28   $1.10
Number of accumulation units outstanding at end of period (000 omitted)                                  383     229
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.12   $1.00
Accumulation unit value at end of period                                                               $1.11   $1.12
Number of accumulation units outstanding at end of period (000 omitted)                                  251     113
FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.34   $1.00
Accumulation unit value at end of period                                                               $1.49   $1.34
Number of accumulation units outstanding at end of period (000 omitted)                                   26      23
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.09   $1.00
Accumulation unit value at end of period                                                               $1.10   $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                   15       9
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.07   $1.00
Accumulation unit value at end of period                                                               $1.10   $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.09   $1.00
Accumulation unit value at end of period                                                               $1.18   $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                   15       9
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.16   $1.00
Accumulation unit value at end of period                                                               $1.10   $1.16
Number of accumulation units outstanding at end of period (000 omitted)                                  638     188
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.12   $1.00
Accumulation unit value at end of period                                                               $1.19   $1.12
Number of accumulation units outstanding at end of period (000 omitted)                                   42      42
GOLDMAN SACHS VIT MID CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.19   $1.00
Accumulation unit value at end of period                                                               $1.32   $1.19
Number of accumulation units outstanding at end of period (000 omitted)                                  554     213
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.07   $1.00
Accumulation unit value at end of period                                                               $1.09   $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                   13      13
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.04   $1.00
Accumulation unit value at end of period                                                               $1.07   $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                   31      31
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.09   $1.00
Accumulation unit value at end of period                                                               $1.09   $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                   20      11


--------------------------------------------------------------------------------
172 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                    2005    2004
--------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.24   $1.00
Accumulation unit value at end of period                                                               $1.41   $1.24
Number of accumulation units outstanding at end of period (000 omitted)                                   48      48
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.06   $1.00
Accumulation unit value at end of period                                                               $1.09   $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                  579     185
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.15   $1.00
Accumulation unit value at end of period                                                               $1.28   $1.15
Number of accumulation units outstanding at end of period (000 omitted)                                    1       1
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.16   $1.00
Accumulation unit value at end of period                                                               $1.25   $1.16
Number of accumulation units outstanding at end of period (000 omitted)                                    2       2
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.07   $1.00
Accumulation unit value at end of period                                                               $1.07   $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                  843     319
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.03   $1.00
Accumulation unit value at end of period                                                               $1.14   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                    8       6
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.14   $1.00
Accumulation unit value at end of period                                                               $1.25   $1.14
Number of accumulation units outstanding at end of period (000 omitted)                                    2       2
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.18   $1.00
Accumulation unit value at end of period                                                               $1.24   $1.18
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
PUTNAM VT VISTA FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.13   $1.00
Accumulation unit value at end of period                                                               $1.25   $1.13
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                                         $0.99   $1.00
Accumulation unit value at end of period                                                               $1.00   $0.99
Number of accumulation units outstanding at end of period (000 omitted)                                   62      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                                                         $1.03   $1.00
Accumulation unit value at end of period                                                               $1.03   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                    5       5
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                                         $1.15   $1.00
Accumulation unit value at end of period                                                               $1.28   $1.15
Number of accumulation units outstanding at end of period (000 omitted)                                  799      30
RIVERSOURCE(SM) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                                         $1.17   $1.00
Accumulation unit value at end of period                                                               $1.53   $1.17
Number of accumulation units outstanding at end of period (000 omitted)                                  416     152


--------------------------------------------------------------------------------
173 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                    2005     2004
--------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                                         $1.07   $1.00
Accumulation unit value at end of period                                                               $1.14   $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning of period                                                         $1.08   $1.00
Accumulation unit value at end of period                                                               $1.10   $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                  365     130
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND)
Accumulation unit value at beginning of period                                                         $1.09   $1.00
Accumulation unit value at end of period                                                               $1.11   $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                                         $1.14   $1.00
Accumulation unit value at end of period                                                               $1.27   $1.14
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                                                         $1.05   $1.00
Accumulation unit value at end of period                                                               $1.09   $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                  910     594

* RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE
  PORTFOLIO - LARGE CAP EQUITY FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                                                         $1.10   $1.00
Accumulation unit value at end of period                                                               $1.12   $1.10
Number of accumulation units outstanding at end of period (000 omitted)                                    8       8
RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                                         $1.06   $1.00
Accumulation unit value at end of period                                                               $1.15   $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                  100      77
RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) * (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) )
Accumulation unit value at beginning of period                                                         $1.03   $1.00
Accumulation unit value at end of period                                                               $1.03   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --

* RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE
  PORTFOLIO - LARGE CAP EQUITY FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                                         $1.08   $1.00
Accumulation unit value at end of period                                                               $1.11   $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                   13      13
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND)
Accumulation unit value at beginning of period                                                         $1.10   $1.00
Accumulation unit value at end of period                                                               $1.08   $1.10
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                                                         $0.99   $1.00
Accumulation unit value at end of period                                                               $0.99   $0.99
Number of accumulation units outstanding at end of period (000 omitted)                                  316      70


--------------------------------------------------------------------------------
174 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                     2005    2004
---------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                                        $ 1.15   $1.00
Accumulation unit value at end of period                                                              $ 1.19   $1.15
Number of accumulation units outstanding at end of period (000 omitted)                                  818     299
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                        $ 1.13   $1.00
Accumulation unit value at end of period                                                              $ 1.15   $1.13
Number of accumulation units outstanding at end of period (000 omitted)                                1,875     582
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                        $ 1.37   $1.00
Accumulation unit value at end of period                                                              $ 1.57   $1.37
Number of accumulation units outstanding at end of period (000 omitted)                                   57      17
WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                                                        $ 1.20   $1.00
Accumulation unit value at end of period                                                              $ 1.43   $1.20
Number of accumulation units outstanding at end of period (000 omitted)                                  225      65
WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                                                        $ 1.15   $1.00
Accumulation unit value at end of period                                                              $ 1.25   $1.15
Number of accumulation units outstanding at end of period (000 omitted)                                  423     139
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (4/30/2004)
Accumulation unit value at beginning of period                                                        $ 1.08   $1.00
Accumulation unit value at end of period                                                              $ 1.11   $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                        $ 1.08   $1.00
Accumulation unit value at end of period                                                              $ 1.09   $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                                                        $ 1.08   $1.00
Accumulation unit value at end of period                                                              $ 1.11   $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                  213     138
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                        $ 1.10   $1.00
Accumulation unit value at end of period                                                              $ 1.19   $1.10
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                        $ 1.06   $1.00
Accumulation unit value at end of period                                                              $ 1.01   $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                                        $ 1.03   $1.00
Accumulation unit value at end of period                                                              $ 1.06   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                  467     120
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (4/30/2004)
Accumulation unit value at beginning of period                                                        $ 0.99   $1.00
Accumulation unit value at end of period                                                              $ 1.00   $0.99
Number of accumulation units outstanding at end of period (000 omitted)                                   64      --
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                                        $ 1.06   $1.00
Accumulation unit value at end of period                                                              $ 1.10   $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                                        $ 1.03   $1.00
Accumulation unit value at end of period                                                              $ 1.03   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                  438     186


--------------------------------------------------------------------------------
175 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                                     2005     2004
----------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.07   $1.00
Accumulation unit value at end of period                                                               $ 1.11   $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                   821     371
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.06   $1.00
Accumulation unit value at end of period                                                               $ 1.13   $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                    --      --
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.10   $1.00
Accumulation unit value at end of period                                                               $ 1.18   $1.10
Number of accumulation units outstanding at end of period (000 omitted)                                    --      --
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.07   $1.00
Accumulation unit value at end of period                                                               $ 1.13   $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                   243     106
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.08   $1.00
Accumulation unit value at end of period                                                               $ 1.10   $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                     2      19
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.19   $1.00
Accumulation unit value at end of period                                                               $ 1.36   $1.19
Number of accumulation units outstanding at end of period (000 omitted)                                 1,180     367
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (4/30/2004)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                         $ 1.06   $1.00
Accumulation unit value at end of period                                                               $ 1.08   $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                    --      --
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.05   $1.00
Accumulation unit value at end of period                                                               $ 1.04   $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                 3,013     779
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.12   $1.00
Accumulation unit value at end of period                                                               $ 1.24   $1.12
Number of accumulation units outstanding at end of period (000 omitted)                                    --      --
AMERICAN CENTURY VP ULTRA(R), CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.06   $1.00
Accumulation unit value at end of period                                                               $ 1.06   $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                 1,002     303
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.09   $1.00
Accumulation unit value at end of period                                                               $ 1.12   $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                    --      --
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
(PREVIOUSLY COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B)
Accumulation unit value at beginning of period                                                         $ 1.16   $1.00
Accumulation unit value at end of period                                                               $ 1.20   $1.16
Number of accumulation units outstanding at end of period (000 omitted)                                    --      --
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B* (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.04   $1.00
Accumulation unit value at end of period                                                               $ 1.04   $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                   800     180

* COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B MERGED INTO NATIONS HIGH YIELD BOND PORTFOLIO ON APRIL 28, 2006. ON MAY 1,
  2006, NATIONS HIGH YIELD BOND PORTFOLIO CHANGED ITS NAME TO COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B.


--------------------------------------------------------------------------------
176 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                     2005     2004
----------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.13    $1.00
Accumulation unit value at end of period                                                               $ 1.20    $1.13
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.03    $1.00
Accumulation unit value at end of period                                                               $ 1.04    $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                   397      133
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.02    $1.00
Accumulation unit value at end of period                                                               $ 1.04    $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                     1        1
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.14    $1.00
Accumulation unit value at end of period                                                               $ 1.24    $1.14
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
EVERGREEN VA CORE BOND FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.03    $1.00
Accumulation unit value at end of period                                                               $ 1.03    $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                   578      149
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.09    $1.00
Accumulation unit value at end of period                                                               $ 1.16    $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
EVERGREEN VA GROWTH FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.12    $1.00
Accumulation unit value at end of period                                                               $ 1.16    $1.12
Number of accumulation units outstanding at end of period (000 omitted)                                   115       --
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.05    $1.00
Accumulation unit value at end of period                                                               $ 1.04    $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                   319       51
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.14    $1.00
Accumulation unit value at end of period                                                               $ 1.29    $1.14
Number of accumulation units outstanding at end of period (000 omitted)                                   119       --
EVERGREEN VA OMEGA FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.04    $1.00
Accumulation unit value at end of period                                                               $ 1.06    $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                   299       76
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.14    $1.00
Accumulation unit value at end of period                                                               $ 1.23    $1.14
Number of accumulation units outstanding at end of period (000 omitted)                                    24       24
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.08    $1.00
Accumulation unit value at end of period                                                               $ 1.05    $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                   452       80
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.10    $1.00
Accumulation unit value at end of period                                                               $ 1.26    $1.10
Number of accumulation units outstanding at end of period (000 omitted)                                 2,677      818
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.03    $1.00
Accumulation unit value at end of period                                                               $ 1.06    $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                    13       13


--------------------------------------------------------------------------------
177 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                     2005     2004
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.03    $1.00
Accumulation unit value at end of period                                                               $ 1.03    $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                 1,449      257
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.21    $1.00
Accumulation unit value at end of period                                                               $ 1.40    $1.21
Number of accumulation units outstanding at end of period (000 omitted)                                   275       36
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.10    $1.00
Accumulation unit value at end of period                                                               $ 1.28    $1.10
Number of accumulation units outstanding at end of period (000 omitted)                                   742      388
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.12    $1.00
Accumulation unit value at end of period                                                               $ 1.11    $1.12
Number of accumulation units outstanding at end of period (000 omitted)                                    59       12
FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.34    $1.00
Accumulation unit value at end of period                                                               $ 1.49    $1.34
Number of accumulation units outstanding at end of period (000 omitted)                                    56       32
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.09    $1.00
Accumulation unit value at end of period                                                               $ 1.10    $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                    31       20
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.07    $1.00
Accumulation unit value at end of period                                                               $ 1.10    $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.09    $1.00
Accumulation unit value at end of period                                                               $ 1.18    $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                    31       20
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.16    $1.00
Accumulation unit value at end of period                                                               $ 1.10    $1.16
Number of accumulation units outstanding at end of period (000 omitted)                                 1,162      295
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.12    $1.00
Accumulation unit value at end of period                                                               $ 1.19    $1.12
Number of accumulation units outstanding at end of period (000 omitted)                                     7       --
GOLDMAN SACHS VIT MID CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.19    $1.00
Accumulation unit value at end of period                                                               $ 1.32    $1.19
Number of accumulation units outstanding at end of period (000 omitted)                                   924      317
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.07    $1.00
Accumulation unit value at end of period                                                               $ 1.09    $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                    11       --
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.04    $1.00
Accumulation unit value at end of period                                                               $ 1.07    $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.09    $1.00
Accumulation unit value at end of period                                                               $ 1.09    $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                    33       41


--------------------------------------------------------------------------------
178 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                     2005     2004
----------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.24    $1.00
Accumulation unit value at end of period                                                               $ 1.41    $1.24
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.06    $1.00
Accumulation unit value at end of period                                                               $ 1.09    $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                 1,125      320
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.15    $1.00
Accumulation unit value at end of period                                                               $ 1.28    $1.15
Number of accumulation units outstanding at end of period (000 omitted)                                    14       --
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.16    $1.00
Accumulation unit value at end of period                                                               $ 1.25    $1.16
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.07    $1.00
Accumulation unit value at end of period                                                               $ 1.07    $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                 1,908      552
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.03    $1.00
Accumulation unit value at end of period                                                               $ 1.14    $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.14    $1.00
Accumulation unit value at end of period                                                               $ 1.25    $1.14
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.18    $1.00
Accumulation unit value at end of period                                                               $ 1.24    $1.18
Number of accumulation units outstanding at end of period (000 omitted)                                     1        1
PUTNAM VT VISTA FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.13    $1.00
Accumulation unit value at end of period                                                               $ 1.25    $1.13
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                                         $ 0.99    $1.00
Accumulation unit value at end of period                                                               $ 1.00    $0.99
Number of accumulation units outstanding at end of period (000 omitted)                                   237        4
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                                                         $ 1.03    $1.00
Accumulation unit value at end of period                                                               $ 1.03    $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                    31       20
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                                         $ 1.15    $1.00
Accumulation unit value at end of period                                                               $ 1.28    $1.15
Number of accumulation units outstanding at end of period (000 omitted)                                 1,145       12
RIVERSOURCE(SM) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                                         $ 1.17    $1.00
Accumulation unit value at end of period                                                               $ 1.53    $1.17
Number of accumulation units outstanding at end of period (000 omitted)                                   706      264


--------------------------------------------------------------------------------
179 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                     2005     2004
----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                                         $ 1.07   $ 1.00
Accumulation unit value at end of period                                                               $ 1.14   $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning of period                                                         $ 1.08   $ 1.00
Accumulation unit value at end of period                                                               $ 1.10   $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                   683      196
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND)
Accumulation unit value at beginning of period                                                         $ 1.09   $ 1.00
Accumulation unit value at end of period                                                               $ 1.11   $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                                         $ 1.14   $ 1.00
Accumulation unit value at end of period                                                               $ 1.27   $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                                                         $ 1.05   $ 1.00
Accumulation unit value at end of period                                                               $ 1.09   $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                 2,164    1,042

* RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE
  PORTFOLIO - LARGE CAP EQUITY FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                                                         $ 1.10   $ 1.00
Accumulation unit value at end of period                                                               $ 1.12   $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                                         $ 1.06   $ 1.00
Accumulation unit value at end of period                                                               $ 1.15   $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                   144       92
RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                                         $ 1.03   $ 1.00
Accumulation unit value at end of period                                                               $ 1.03   $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --

* RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE
  PORTFOLIO - LARGE CAP EQUITY FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                                         $ 1.08   $ 1.00
Accumulation unit value at end of period                                                               $ 1.11   $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                     7       --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND)
Accumulation unit value at beginning of period                                                         $ 1.09   $ 1.00
Accumulation unit value at end of period                                                               $ 1.08   $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                                                         $ 0.99   $ 1.00
Accumulation unit value at end of period                                                               $ 0.99   $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)                                   390       75


--------------------------------------------------------------------------------
180 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                     2005     2004
----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                                         $ 1.15    $1.00
Accumulation unit value at end of period                                                               $ 1.19    $1.15
Number of accumulation units outstanding at end of period (000 omitted)                                 1,538      533
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.13    $1.00
Accumulation unit value at end of period                                                               $ 1.15    $1.13
Number of accumulation units outstanding at end of period (000 omitted)                                 3,199      890
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.37    $1.00
Accumulation unit value at end of period                                                               $ 1.57    $1.37
Number of accumulation units outstanding at end of period (000 omitted)                                    60       15
WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.20    $1.00
Accumulation unit value at end of period                                                               $ 1.43    $1.20
Number of accumulation units outstanding at end of period (000 omitted)                                   648      213
WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.15    $1.00
Accumulation unit value at end of period                                                               $ 1.25    $1.15
Number of accumulation units outstanding at end of period (000 omitted)                                   769      250
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.08    $1.00
Accumulation unit value at end of period                                                               $ 1.11    $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                    48       52
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.08    $1.00
Accumulation unit value at end of period                                                               $ 1.09    $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.08    $1.00
Accumulation unit value at end of period                                                               $ 1.11    $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                   270      179
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.10    $1.00
Accumulation unit value at end of period                                                               $ 1.18    $1.10
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.06    $1.00
Accumulation unit value at end of period                                                               $ 1.01    $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.03    $1.00
Accumulation unit value at end of period                                                               $ 1.06    $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                   526      154
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 0.99    $1.00
Accumulation unit value at end of period                                                               $ 1.00    $0.99
Number of accumulation units outstanding at end of period (000 omitted)                                   943       --
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.06    $1.00
Accumulation unit value at end of period                                                               $ 1.10    $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.03    $1.00
Accumulation unit value at end of period                                                               $ 1.03    $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                   705      263


--------------------------------------------------------------------------------
181 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                                     2005     2004
----------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.07    $1.00
Accumulation unit value at end of period                                                               $ 1.10    $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                   742      289
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.06    $1.00
Accumulation unit value at end of period                                                               $ 1.13    $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.10    $1.00
Accumulation unit value at end of period                                                               $ 1.18    $1.10
Number of accumulation units outstanding at end of period (000 omitted)                                    52       --
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.07    $1.00
Accumulation unit value at end of period                                                               $ 1.13    $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                   254       82
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.07    $1.00
Accumulation unit value at end of period                                                               $ 1.10    $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.19    $1.00
Accumulation unit value at end of period                                                               $ 1.36    $1.19
Number of accumulation units outstanding at end of period (000 omitted)                                   863      135
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (4/30/2004)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                         $ 1.06    $1.00
Accumulation unit value at end of period                                                               $ 1.08    $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.05    $1.00
Accumulation unit value at end of period                                                               $ 1.04    $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                 2,099      349
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.11    $1.00
Accumulation unit value at end of period                                                               $ 1.23    $1.11
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
AMERICAN CENTURY VP ULTRA(R), CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.06    $1.00
Accumulation unit value at end of period                                                               $ 1.06    $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                 1,353      231
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.09    $1.00
Accumulation unit value at end of period                                                               $ 1.11    $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
(PREVIOUSLY COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B)
Accumulation unit value at beginning of period                                                         $ 1.16    $1.00
Accumulation unit value at end of period                                                               $ 1.20    $1.16
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B* (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.04    $1.00
Accumulation unit value at end of period                                                               $ 1.04    $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                   782      159

* COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B MERGED INTO NATIONS HIGH YIELD BOND PORTFOLIO ON APRIL 28, 2006. ON MAY 1,
  2006, NATIONS HIGH YIELD BOND PORTFOLIO CHANGED ITS NAME TO COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B.


--------------------------------------------------------------------------------
182 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                     2005      2004
----------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.13    $1.00
Accumulation unit value at end of period                                                               $ 1.20    $1.13
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.03    $1.00
Accumulation unit value at end of period                                                               $ 1.04    $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                   333       59
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.02    $1.00
Accumulation unit value at end of period                                                               $ 1.04    $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.14    $1.00
Accumulation unit value at end of period                                                               $ 1.24    $1.14
Number of accumulation units outstanding at end of period (000 omitted)                                    49       --
EVERGREEN VA CORE BOND FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.02    $1.00
Accumulation unit value at end of period                                                               $ 1.02    $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.09    $1.00
Accumulation unit value at end of period                                                               $ 1.16    $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
EVERGREEN VA GROWTH FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.12    $1.00
Accumulation unit value at end of period                                                               $ 1.16    $1.12
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.05    $1.00
Accumulation unit value at end of period                                                               $ 1.04    $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.14    $1.00
Accumulation unit value at end of period                                                               $ 1.29    $1.14
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
EVERGREEN VA OMEGA FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.04    $1.00
Accumulation unit value at end of period                                                               $ 1.06    $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.14    $1.00
Accumulation unit value at end of period                                                               $ 1.23    $1.14
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.08    $1.00
Accumulation unit value at end of period                                                               $ 1.05    $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.10    $1.00
Accumulation unit value at end of period                                                               $ 1.26    $1.10
Number of accumulation units outstanding at end of period (000 omitted)                                 2,068      279
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.03    $1.00
Accumulation unit value at end of period                                                               $ 1.06    $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --


--------------------------------------------------------------------------------
183 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                     2005     2004
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.03    $1.00
Accumulation unit value at end of period                                                               $ 1.03    $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                 1,811      213
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.21    $1.00
Accumulation unit value at end of period                                                               $ 1.40    $1.21
Number of accumulation units outstanding at end of period (000 omitted)                                   259       --
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.10    $1.00
Accumulation unit value at end of period                                                               $ 1.27    $1.10
Number of accumulation units outstanding at end of period (000 omitted)                                   329      142
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.12    $1.00
Accumulation unit value at end of period                                                               $ 1.11    $1.12
Number of accumulation units outstanding at end of period (000 omitted)                                    70       --
FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.34    $1.00
Accumulation unit value at end of period                                                               $ 1.49    $1.34
Number of accumulation units outstanding at end of period (000 omitted)                                     4       --
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.09    $1.00
Accumulation unit value at end of period                                                               $ 1.10    $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                    41       --
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.07    $1.00
Accumulation unit value at end of period                                                               $ 1.10    $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                    44       --
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.09    $1.00
Accumulation unit value at end of period                                                               $ 1.18    $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                    84       14
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.16    $1.00
Accumulation unit value at end of period                                                               $ 1.10    $1.16
Number of accumulation units outstanding at end of period (000 omitted)                                   749      132
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.12    $1.00
Accumulation unit value at end of period                                                               $ 1.19    $1.12
Number of accumulation units outstanding at end of period (000 omitted)                                    31       --
GOLDMAN SACHS VIT MID CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.19    $1.00
Accumulation unit value at end of period                                                               $ 1.32    $1.19
Number of accumulation units outstanding at end of period (000 omitted)                                   701      143
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.07    $1.00
Accumulation unit value at end of period                                                               $ 1.09    $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.04    $1.00
Accumulation unit value at end of period                                                               $ 1.07    $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.09    $1.00
Accumulation unit value at end of period                                                               $ 1.09    $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --


--------------------------------------------------------------------------------
184 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                     2005     2004
----------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.24    $1.00
Accumulation unit value at end of period                                                               $ 1.41    $1.24
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.06    $1.00
Accumulation unit value at end of period                                                               $ 1.08    $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                 1,103      192
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.15    $1.00
Accumulation unit value at end of period                                                               $ 1.28    $1.15
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.16    $1.00
Accumulation unit value at end of period                                                               $ 1.25    $1.16
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.07    $1.00
Accumulation unit value at end of period                                                               $ 1.07    $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                 1,572      309
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.03    $1.00
Accumulation unit value at end of period                                                               $ 1.14    $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.14    $1.00
Accumulation unit value at end of period                                                               $ 1.25    $1.14
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.18    $1.00
Accumulation unit value at end of period                                                               $ 1.24    $1.18
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
PUTNAM VT VISTA FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.13    $1.00
Accumulation unit value at end of period                                                               $ 1.24    $1.13
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                                         $ 0.99    $1.00
Accumulation unit value at end of period                                                               $ 1.00    $0.99
Number of accumulation units outstanding at end of period (000 omitted)                                    61       --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                                                         $ 1.03    $1.00
Accumulation unit value at end of period                                                               $ 1.03    $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                                         $ 1.15    $1.00
Accumulation unit value at end of period                                                               $ 1.28    $1.15
Number of accumulation units outstanding at end of period (000 omitted)                                 1,232       --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                                         $ 1.17    $1.00
Accumulation unit value at end of period                                                               $ 1.53    $1.17
Number of accumulation units outstanding at end of period (000 omitted)                                   542       95


--------------------------------------------------------------------------------
185 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                     2005     2004
----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                                         $ 1.07    $1.00
Accumulation unit value at end of period                                                               $ 1.13    $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning of period                                                         $ 1.08    $1.00
Accumulation unit value at end of period                                                               $ 1.10    $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                   338       11
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND)
Accumulation unit value at beginning of period                                                         $ 1.09    $1.00
Accumulation unit value at end of period                                                               $ 1.11    $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                                         $ 1.14    $1.00
Accumulation unit value at end of period                                                               $ 1.27    $1.14
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                                                         $ 1.05    $1.00
Accumulation unit value at end of period                                                               $ 1.09    $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                 1,237      489

* RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE
  PORTFOLIO - LARGE CAP EQUITY FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                                                         $ 1.10    $1.00
Accumulation unit value at end of period                                                               $ 1.12    $1.10
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                                         $ 1.06    $1.00
Accumulation unit value at end of period                                                               $ 1.15    $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                     2       --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                                         $ 1.03    $1.00
Accumulation unit value at end of period                                                               $ 1.02    $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --

* RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE
  PORTFOLIO - LARGE CAP EQUITY FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                                         $ 1.08    $1.00
Accumulation unit value at end of period                                                               $ 1.11    $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND)
Accumulation unit value at beginning of period                                                         $ 1.09    $1.00
Accumulation unit value at end of period                                                               $ 1.08    $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                                                         $ 0.99    $1.00
Accumulation unit value at end of period                                                               $ 0.99    $0.99
Number of accumulation units outstanding at end of period (000 omitted)                                    98       --


--------------------------------------------------------------------------------
186 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                     2005     2004
----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                                         $ 1.15    $1.00
Accumulation unit value at end of period                                                               $ 1.19    $1.15
Number of accumulation units outstanding at end of period (000 omitted)                                 1,122      227
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.13    $1.00
Accumulation unit value at end of period                                                               $ 1.15    $1.13
Number of accumulation units outstanding at end of period (000 omitted)                                 2,564      386
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.37    $1.00
Accumulation unit value at end of period                                                               $ 1.57    $1.37
Number of accumulation units outstanding at end of period (000 omitted)                                    82        9
WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.20    $1.00
Accumulation unit value at end of period                                                               $ 1.43    $1.20
Number of accumulation units outstanding at end of period (000 omitted)                                   847      169
WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.15    $1.00
Accumulation unit value at end of period                                                               $ 1.25    $1.15
Number of accumulation units outstanding at end of period (000 omitted)                                   603       98
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.08    $1.00
Accumulation unit value at end of period                                                               $ 1.11    $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.08    $1.00
Accumulation unit value at end of period                                                               $ 1.09    $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.08    $1.00
Accumulation unit value at end of period                                                               $ 1.11    $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                     3       --
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.10    $1.00
Accumulation unit value at end of period                                                               $ 1.18    $1.10
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.06    $1.00
Accumulation unit value at end of period                                                               $ 1.01    $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.02    $1.00
Accumulation unit value at end of period                                                               $ 1.06    $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                     9       --
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 0.99    $1.00
Accumulation unit value at end of period                                                               $ 1.00    $0.99
Number of accumulation units outstanding at end of period (000 omitted)                                     2       --
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.06    $1.00
Accumulation unit value at end of period                                                               $ 1.10    $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                    --       --
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $ 1.03    $1.00
Accumulation unit value at end of period                                                               $ 1.03    $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                    27       --


--------------------------------------------------------------------------------
187 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                                     2005    2004
--------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.07   $1.00
Accumulation unit value at end of period                                                               $1.10   $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                    5       6
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.06   $1.00
Accumulation unit value at end of period                                                               $1.13   $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.10   $1.00
Accumulation unit value at end of period                                                               $1.18   $1.10
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.07   $1.00
Accumulation unit value at end of period                                                               $1.13   $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                    1       1
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.07   $1.00
Accumulation unit value at end of period                                                               $1.10   $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.19   $1.00
Accumulation unit value at end of period                                                               $1.36   $1.19
Number of accumulation units outstanding at end of period (000 omitted)                                   39       6
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (4/30/2004)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                         $1.06   $1.00
Accumulation unit value at end of period                                                               $1.08   $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.05   $1.00
Accumulation unit value at end of period                                                               $1.04   $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                  126      22
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.11   $1.00
Accumulation unit value at end of period                                                               $1.23   $1.11
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
AMERICAN CENTURY VP ULTRA(R), CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.06   $1.00
Accumulation unit value at end of period                                                               $1.06   $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                   50      --
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.09   $1.00
Accumulation unit value at end of period                                                               $1.11   $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
(PREVIOUSLY COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B)
Accumulation unit value at beginning of period                                                         $1.16   $1.00
Accumulation unit value at end of period                                                               $1.20   $1.16
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B* (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.04   $1.00
Accumulation unit value at end of period                                                               $1.04   $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                   37      10

*COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B MERGED INTO NATIONS HIGH YIELD BOND PORTFOLIO ON APRIL 28, 2006.
ON MAY 1, 2006, NATIONS HIGH YIELD BOND PORTFOLIO CHANGED ITS NAME TO COLUMBIA HIGH YIELD FUND, VARIABLE SERIES,
CLASS B.


--------------------------------------------------------------------------------
188 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                    2005     2004
--------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.13   $1.00
Accumulation unit value at end of period                                                               $1.20   $1.13
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.03   $1.00
Accumulation unit value at end of period                                                               $1.04   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                   12      --
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.02   $1.00
Accumulation unit value at end of period                                                               $1.04   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.14   $1.00
Accumulation unit value at end of period                                                               $1.24   $1.14
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
EVERGREEN VA CORE BOND FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.02   $1.00
Accumulation unit value at end of period                                                               $1.02   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                   10       4
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.09   $1.00
Accumulation unit value at end of period                                                               $1.15   $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
EVERGREEN VA GROWTH FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.12   $1.00
Accumulation unit value at end of period                                                               $1.16   $1.12
Number of accumulation units outstanding at end of period (000 omitted)                                    2      --
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.05   $1.00
Accumulation unit value at end of period                                                               $1.04   $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                    6       3
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.14   $1.00
Accumulation unit value at end of period                                                               $1.29   $1.14
Number of accumulation units outstanding at end of period (000 omitted)                                    1      --
EVERGREEN VA OMEGA FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.04   $1.00
Accumulation unit value at end of period                                                               $1.06   $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                    5       2
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.14   $1.00
Accumulation unit value at end of period                                                               $1.23   $1.14
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.08   $1.00
Accumulation unit value at end of period                                                               $1.05   $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                   11       3
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.10   $1.00
Accumulation unit value at end of period                                                               $1.26   $1.10
Number of accumulation units outstanding at end of period (000 omitted)                                  101       8
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.03   $1.00
Accumulation unit value at end of period                                                               $1.06   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --


--------------------------------------------------------------------------------
189 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                    2005     2004
--------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.03   $1.00
Accumulation unit value at end of period                                                               $1.03   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                  115      19
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.21   $1.00
Accumulation unit value at end of period                                                               $1.40   $1.21
Number of accumulation units outstanding at end of period (000 omitted)                                   16      --
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.10   $1.00
Accumulation unit value at end of period                                                               $1.27   $1.10
Number of accumulation units outstanding at end of period (000 omitted)                                    6       5
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.12   $1.00
Accumulation unit value at end of period                                                               $1.11   $1.12
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.34   $1.00
Accumulation unit value at end of period                                                               $1.49   $1.34
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.09   $1.00
Accumulation unit value at end of period                                                               $1.10   $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.07   $1.00
Accumulation unit value at end of period                                                               $1.10   $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.09   $1.00
Accumulation unit value at end of period                                                               $1.18   $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.16   $1.00
Accumulation unit value at end of period                                                               $1.10   $1.16
Number of accumulation units outstanding at end of period (000 omitted)                                   39       8
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.12   $1.00
Accumulation unit value at end of period                                                               $1.19   $1.12
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
GOLDMAN SACHS VIT MID CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.19   $1.00
Accumulation unit value at end of period                                                               $1.32   $1.19
Number of accumulation units outstanding at end of period (000 omitted)                                   28       3
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.07   $1.00
Accumulation unit value at end of period                                                               $1.09   $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.04   $1.00
Accumulation unit value at end of period                                                               $1.07   $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.08   $1.00
Accumulation unit value at end of period                                                               $1.09   $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --


--------------------------------------------------------------------------------
190 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                    2005    2004
--------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.24   $1.00
Accumulation unit value at end of period                                                               $1.41   $1.24
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.06   $1.00
Accumulation unit value at end of period                                                               $1.08   $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                   48       8
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.15   $1.00
Accumulation unit value at end of period                                                               $1.28   $1.15
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.16   $1.00
Accumulation unit value at end of period                                                               $1.25   $1.16
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.07   $1.00
Accumulation unit value at end of period                                                               $1.07   $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                   68      12
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.03   $1.00
Accumulation unit value at end of period                                                               $1.14   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.14   $1.00
Accumulation unit value at end of period                                                               $1.25   $1.14
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.18   $1.00
Accumulation unit value at end of period                                                               $1.23   $1.18
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
PUTNAM VT VISTA FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.13   $1.00
Accumulation unit value at end of period                                                               $1.24   $1.13
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                                         $0.99   $1.00
Accumulation unit value at end of period                                                               $0.99   $0.99
Number of accumulation units outstanding at end of period (000 omitted)                                    4      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                                                         $1.03   $1.00
Accumulation unit value at end of period                                                               $1.03   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                                         $1.15   $1.00
Accumulation unit value at end of period                                                               $1.28   $1.15
Number of accumulation units outstanding at end of period (000 omitted)                                   83      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                                         $1.16   $1.00
Accumulation unit value at end of period                                                               $1.52   $1.16
Number of accumulation units outstanding at end of period (000 omitted)                                   24       3


--------------------------------------------------------------------------------
191 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                    2005    2004
--------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                                         $1.07   $1.00
Accumulation unit value at end of period                                                               $1.13   $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning of period                                                         $1.08   $1.00
Accumulation unit value at end of period                                                               $1.10   $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                   30       4
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND)
Accumulation unit value at beginning of period                                                         $1.09   $1.00
Accumulation unit value at end of period                                                               $1.10   $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                                         $1.14   $1.00
Accumulation unit value at end of period                                                               $1.27   $1.14
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                                                         $1.05   $1.00
Accumulation unit value at end of period                                                               $1.09   $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                   21      19

* RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE
  PORTFOLIO - LARGE CAP EQUITY FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                                                         $1.10   $1.00
Accumulation unit value at end of period                                                               $1.12   $1.10
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                                         $1.06   $1.00
Accumulation unit value at end of period                                                               $1.15   $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                    1       1
RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                                         $1.03   $1.00
Accumulation unit value at end of period                                                               $1.02   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --

* RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE
  PORTFOLIO - LARGE CAP EQUITY FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                                         $1.08   $1.00
Accumulation unit value at end of period                                                               $1.10   $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND)
Accumulation unit value at beginning of period                                                         $1.09   $1.00
Accumulation unit value at end of period                                                               $1.08   $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                                                         $0.99   $1.00
Accumulation unit value at end of period                                                               $0.99   $0.99
Number of accumulation units outstanding at end of period (000 omitted)                                    5      --


--------------------------------------------------------------------------------
192 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                                     2005    2004
--------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                                         $1.15   $1.00
Accumulation unit value at end of period                                                               $1.19   $1.15
Number of accumulation units outstanding at end of period (000 omitted)                                   43       5
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.13   $1.00
Accumulation unit value at end of period                                                               $1.15   $1.13
Number of accumulation units outstanding at end of period (000 omitted)                                  119      13
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.37   $1.00
Accumulation unit value at end of period                                                               $1.57   $1.37
Number of accumulation units outstanding at end of period (000 omitted)                                    3       3
WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.20   $1.00
Accumulation unit value at end of period                                                               $1.42   $1.20
Number of accumulation units outstanding at end of period (000 omitted)                                   32       3
WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.15   $1.00
Accumulation unit value at end of period                                                               $1.25   $1.15
Number of accumulation units outstanding at end of period (000 omitted)                                   28       4
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.08   $1.00
Accumulation unit value at end of period                                                               $1.11   $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.08   $1.00
Accumulation unit value at end of period                                                               $1.09   $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.08   $1.00
Accumulation unit value at end of period                                                               $1.11   $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.10   $1.00
Accumulation unit value at end of period                                                               $1.18   $1.10
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.06   $1.00
Accumulation unit value at end of period                                                               $1.01   $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.02   $1.00
Accumulation unit value at end of period                                                               $1.06   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $0.99   $1.00
Accumulation unit value at end of period                                                               $0.99   $0.99
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.06   $1.00
Accumulation unit value at end of period                                                               $1.10   $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                                         $1.03   $1.00
Accumulation unit value at end of period                                                               $1.03   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --


--------------------------------------------------------------------------------
193 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of the 177 segregated asset subaccounts of American Enterprise Variable Annuity Account, referred to in Note 1, as of December 31, 2005, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of American Enterprise Variable Annuity Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of American Enterprise Variable Annuity Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the 177 segregated asset subaccounts of American Enterprise Variable Annuity Account, referred to in Note 1, at December 31, 2005, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                   Ernst & Young LLP

Minneapolis, Minnesota

March 31, 2006


--------------------------------------------------------------------------------
194 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                           ----------------------------------------------------------------
                                                              AIM VI        AIM VI       AIM VI       AIM VI       AIM VI
                                                            BASIC VAL,    CAP APPR,    CAP APPR,     CAP DEV,     CAP DEV,
DECEMBER 31, 2005                                             SER II        SER I        SER II       SER I        SER II
ASSETS
Investments, at value(1),(2)                               $46,122,136   $17,237,086   $1,566,529   $2,078,055   $2,653,596
Dividends receivable                                           517,269            --           --           --           --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                   850           115           --           --           --
Receivable for share redemptions                                 9,503        14,968           --        1,337           --
---------------------------------------------------------------------------------------------------------------------------
Total assets                                                46,649,758    17,252,169    1,566,529    2,079,392    2,653,596
===========================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                              53,831        17,892        1,832        2,419        2,760
    Administrative charge                                        5,769         2,184          198          262          335
    Contract terminations                                        9,503        14,968           --        1,337           --
Payable for investments purchased                              518,407           115           --           --           --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                              587,510        35,159        2,030        4,018        3,095
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period   46,062,248    17,216,922    1,563,783    2,075,374    2,649,972
Net assets applicable to contracts in payment period                --            --           --           --           --
Net assets applicable to seed money                                 --            88          716           --          529
---------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $46,062,248   $17,217,010   $1,564,499   $2,075,374   $2,650,501
===========================================================================================================================
(1) Investment shares                                        3,762,001       698,423       64,123      129,152      166,683
(2) Investments, at cost                                   $40,343,377   $17,065,520   $1,321,149   $1,567,047   $2,099,232
---------------------------------------------------------------------------------------------------------------------------



                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------
                                                             AIM VI       AIM VI       AIM VI         AIM VI         AIM VI
                                                            CORE EQ,   DEMO TRENDS,  INTL GRO,   MID CAP CORE EQ,  PREMIER EQ,
DECEMBER 31, 2005 (CONTINUED)                                SER I        SER I        SER I          SER II         SER I
ASSETS
Investments, at value(1),(2)                               $4,121,397      $992,369  $2,582,336        $8,234,545  $33,664,058
Dividends receivable                                               --            --          --                --           --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                   --            --         479             1,064          391
Receivable for share redemptions                                   14            --          --             2,157       31,747
------------------------------------------------------------------------------------------------------------------------------
Total assets                                                4,121,411       992,369   2,582,815         8,237,766   33,696,196
==============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                              4,320           932       2,714            10,679       34,431
    Administrative charge                                         518           128         326             1,030        4,236
    Contract terminations                                          14            --          --             2,157       31,747
Payable for investments purchased                                  --            --         479             1,064          391
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               4,852         1,060       3,519            14,930       70,805
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period   4,116,358       991,309   2,579,270         8,222,724   33,600,284
Net assets applicable to contracts in payment period              201            --          26                --       25,107
Net assets applicable to seed money                                --            --          --               112           --
------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $4,116,559      $991,309  $2,579,296        $8,222,836  $33,625,391
==============================================================================================================================
(1) Investment shares                                         175,753       165,671     111,452           609,064    1,508,246
(2) Investments, at cost                                   $4,544,776      $966,344  $2,297,411        $7,847,016  $39,683,913
------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
195 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
                                                              AIM VI        AB VPS        AB VPS        AB VPS        AB VPS
                                                           PREMIER EQ,   GLOBAL TECH,   GRO & INC,     INTL VAL,    LG CAP GRO,
DECEMBER 31, 2005 (CONTINUED)                                 SER II         CL B          CL B          CL B          CL B
ASSETS
Investments, at value(1),(2)                                  $349,524     $6,387,299   $32,110,434   $64,452,564   $14,502,420
Dividends receivable                                                --             --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    --             --            19       286,189            --
Receivable for share redemptions                                    22              7         5,820         5,437         2,554
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   349,546      6,387,306    32,116,273    64,744,190    14,504,974
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 336          6,638        30,027        78,774        14,601
    Administrative charge                                           44            802         4,014         7,760         1,832
    Contract terminations                                           22              7         5,820         5,437         2,554
Payable for investments purchased                                   --             --            19       286,189            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  402          7,447        39,880       378,160        18,987
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      348,796      6,379,791    32,072,240    64,366,030    14,485,875
Net assets applicable to contracts in payment period                --             --         3,823            --            --
Net assets applicable to seed money                                348             68           330            --           112
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $349,144     $6,379,859   $32,076,393   $64,366,030   $14,485,987
===============================================================================================================================
(1) Investment shares                                           15,759        408,656     1,302,655     3,406,584       546,436
(2) Investments, at cost                                      $302,159     $6,853,379   $27,179,456   $55,715,330   $13,747,300
-------------------------------------------------------------------------------------------------------------------------------



                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------
                                                             AB VPS         AB VPS          AC VP         AC VP        AC VP
                                                           BAL SHARES,  U.S. GOVT/HI GR,  INC & GRO,  INFLATION PROT,   INTL,
DECEMBER 31, 2005 (CONTINUED)                                 CL B           CL B           CL I          CL II        CL II
ASSETS
Investments, at value(1),(2)                                $1,578,266        $3,695,423  $1,880,190     $114,371,332  $25,673
Dividends receivable                                                --                --          --          347,178       --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    --                --          --          449,424       --
Receivable for share redemptions                                    --                 7       9,397           12,698       --
------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 1,578,266         3,695,430   1,889,587      115,180,632   25,673
==============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                               1,443             4,071       1,990          138,324       37
    Administrative charge                                          194               456         239           13,541        3
    Contract terminations                                           --                 7       9,397           12,698       --
Payable for investments purchased                                   --                --          --          796,602       --
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                1,637             4,534      11,626          961,165       40
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    1,575,702         3,690,896   1,877,961      114,219,467   24,665
Net assets applicable to contracts in payment period                --                --          --               --       --
Net assets applicable to seed money                                927                --          --               --      968
------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $1,576,629        $3,690,896  $1,877,961     $114,219,467  $25,633
==============================================================================================================================
(1) Investment shares                                           82,849           315,309     250,358       11,147,303    3,123
(2) Investments, at cost                                    $1,436,783        $3,773,730  $1,777,866     $116,094,632  $19,792
------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
196 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           ---------------------------------------------------------------
                                                              AC VP          AC VP      AC VP       BARON          COL
                                                              ULTRA,          VAL,       VAL,     CAP ASSET,   SM CAP VAL,
DECEMBER 31, 2005 (CONTINUED)                                 CL II          CL I       CL II        INS         VS CL B
ASSETS
Investments, at value(1),(2)                                $42,013,204   $1,991,787   $273,542   $2,783,232      $126,036
Dividends receivable                                                 --           --         --           --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                257,467            1         --           --            --
Receivable for share redemptions                                    447           --         --           --            --
--------------------------------------------------------------------------------------------------------------------------
Total assets                                                 42,271,118    1,991,788    273,542    2,783,232       126,036
==========================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                               52,448        2,097        335        3,204           168
    Administrative charge                                         5,053          252         33          350            16
    Contract terminations                                           447           --         --           --            --
Payable for investments purchased                               257,467            1         --           --            --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               315,415        2,350        368        3,554           184
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    41,955,598    1,989,340    272,503    2,779,678       124,126
Net assets applicable to contracts in payment period                 --           98         --           --            --
Net assets applicable to seed money                                 105           --        671           --         1,726
--------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $41,955,703   $1,989,438   $273,174   $2,779,678      $125,852
==========================================================================================================================
(1) Investment shares                                         4,067,106      242,901     33,399       99,543         7,077
(2) Investments, at cost                                    $39,783,995   $1,626,546   $275,864   $1,997,403      $111,738
--------------------------------------------------------------------------------------------------------------------------



                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                           ----------------------------------------------------------------
                                                              COL          COL           COL         CS        DREY IP
                                                           HI YIELD,    HI YIELD,    LG CAP GRO,   MID-CAP    MIDCAP STOCK,
DECEMBER 31, 2005 (CONTINUED)                               VS CL A      VS CL B       VS CL A       GRO          SERV
ASSETS
Investments, at value(1),(2)                                $649,373   $24,491,229    $1,164,350   $358,065        $124,193
Dividends receivable                                              --            --            --         --              --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  --        78,127            --         --              --
Receivable for share redemptions                                  --         6,612            --         --              --
---------------------------------------------------------------------------------------------------------------------------
Total assets                                                 649,373    24,575,968     1,164,350    358,065         124,193
===========================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                               578        30,728         1,013        420             141
    Administrative charge                                         80         2,950           146         45              15
    Contract terminations                                         --         6,612            --         --              --
Payable for investments purchased                                 --        78,127            --         --              --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                658       118,417         1,159        465             156
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    648,715    24,457,551     1,163,191    357,600         122,359
Net assets applicable to contracts in payment period              --            --            --         --              --
Net assets applicable to seed money                               --            --            --         --           1,678
---------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $648,715   $24,457,551    $1,163,191   $357,600        $124,037
===========================================================================================================================
(1) Investment shares                                         66,330     2,501,658        47,044     27,147           6,516
(2) Investments, at cost                                    $617,771   $24,025,818    $1,115,867   $289,797        $109,913
---------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
197 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                           ----------------------------------------------------------------
                                                             DREY IP         DREY        DREY VIF    DREY VIF     DREY VIF
                                                            TECH GRO,    SOC RESP GRO,     APPR,    DISC STOCK,   INTL VAL,
DECEMBER 31, 2005 (CONTINUED)                                 SERV           INIT          SERV        INIT         SERV
ASSETS
Investments, at value(1),(2)                               $16,971,189      $2,152,127   $731,081      $269,614   $259,775
Dividends receivable                                                --              --         --            --         --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                80,675              --         --            --         --
Receivable for share redemptions                                 1,173              --         --            --         --
--------------------------------------------------------------------------------------------------------------------------
Total assets                                                17,053,037       2,152,127    731,081       269,614    259,775
==========================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                              21,022           2,252        860           280        358
    Administrative charge                                        2,066             271         91            34         31
    Contract terminations                                        1,173              --         --            --         --
Payable for investments purchased                               80,675              --         --            --         --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                              104,936           2,523        951           314        389
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period   16,947,997       2,149,406    729,199       269,300    258,029
Net assets applicable to contracts in payment period                --              --         --            --         --
Net assets applicable to seed money                                104             198        931            --      1,357
==========================================================================================================================
Total net assets                                           $16,948,101      $2,149,604   $730,130      $269,300   $259,386
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                        1,902,600          82,520     19,802        12,123     14,870
(2) Investments, at cost                                   $15,569,900      $2,540,605   $683,320      $310,969   $233,417
--------------------------------------------------------------------------------------------------------------------------



                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
                                                             DREY VIF       EG VA         EG VA         EG VA          EG VA
                                                           SM CO STOCK,      BAL,      CORE BOND,    FUNDAMENTAL    FUNDAMENTAL
DECEMBER 31, 2005 (CONTINUED)                                  INIT          CL 2         CL 2       LG CAP, CL 1   LG CAP, CL 2
ASSETS
Investments, at value(1),(2)                                    $14,833   $2,262,642   $46,673,709     $1,837,953    $19,435,375
Dividends receivable                                                 --           --            --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --           12        40,151             --             38
Receivable for share redemptions                                     --           --             3             --          1,429
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     14,833    2,262,654    46,713,863      1,837,953     19,436,842
================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   33        2,398        50,739          1,624         19,271
    Administrative charge                                             4          281         5,650            229          2,435
    Contract terminations                                            --           --             3             --          1,429
Payable for investments purchased                                    --           12        40,151             --             38
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    37        2,691        96,543          1,853         23,173
--------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        14,796    2,259,897    46,617,268      1,836,100     19,413,320
Net assets applicable to contracts in payment period                 --           --            --             --             --
Net assets applicable to seed money                                  --           66            52             --            349
--------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                $14,796   $2,259,963   $46,617,320     $1,836,100    $19,413,669
================================================================================================================================
(1) Investment shares                                               681      160,585     4,644,150        102,736      1,090,038
(2) Investments, at cost                                        $13,080   $2,071,957   $47,820,733     $1,569,722    $16,844,126
--------------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


--------------------------------------------------------------------------------
198 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------
                                                              EG VA         EG VA        EG VA        EG VA         EG VA
                                                               GRO,        HI INC,      INTL EQ,     INTL EQ,       OMEGA,
DECEMBER 31, 2005 (CONTINUED)                                  CL 2          CL 2         CL 1         CL 2          CL 1
ASSETS
Investments, at value(1),(2)                               $12,767,446   $25,586,594   $2,695,580   $23,614,201   $4,271,212
Dividends receivable                                                --            --           --            --           --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                20,783        28,857        4,342        46,040           --
Receivable for share redemptions                                    59             4           90         4,179           --
----------------------------------------------------------------------------------------------------------------------------
Total assets                                                12,788,288    25,615,455    2,700,012    23,664,420    4,271,212
============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                              13,852        28,104        2,395        24,453        3,912
    Administrative charge                                        1,576         3,093          336         2,906          541
    Contract terminations                                           59             4           90         4,179           --
Payable for investments purchased                               20,783        28,857        4,342        46,040           --
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               36,270        60,058        7,163        77,578        4,453
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period   12,751,902    25,555,344    2,692,849    23,586,712    4,264,483
Net assets applicable to contracts in payment period                --            --           --            --        2,276
Net assets applicable to seed money                                116            53           --           130           --
----------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $12,752,018   $25,555,397   $2,692,849   $23,586,842   $4,266,759
============================================================================================================================
(1) Investment shares                                          875,682     2,498,691      188,370     1,655,975      254,390
(2) Investments, at cost                                   $10,887,096   $26,730,755   $2,106,218   $18,870,961   $3,749,048
----------------------------------------------------------------------------------------------------------------------------



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
                                                              EG VA        EG VA         EG VA          EG VA           EG VA
                                                              OMEGA,    SPECIAL VAL,  SPECIAL VAL,  STRATEGIC INC,  STRATEGIC INC,
DECEMBER 31, 2005 (CONTINUED)                                 CL 2          CL 1         CL 2           CL 1            CL 2
ASSETS
Investments, at value(1),(2)                               $28,367,131   $11,233,336   $19,636,072      $6,472,958     $41,335,936
Dividends receivable                                                --            --            --              --              --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                69,479            --            19          42,249          62,322
Receivable for share redemptions                                   414        58,376         1,111              --             299
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                28,437,024    11,291,712    19,637,202       6,515,207      41,398,557
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                              30,554        10,198        19,922           5,622          45,313
    Administrative charge                                        3,492         1,427         2,472             790           4,989
    Contract terminations                                          414        58,376         1,111              --             299
Payable for investments purchased                               69,479            --            19          42,249          62,322
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                              103,939        70,001        23,524          48,661         112,923
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period   28,333,032    11,221,711    19,613,492       6,430,650      41,285,580
Net assets applicable to contracts in payment period                --            --            --          35,896              --
Net assets applicable to seed money                                 53            --           186              --              54
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $28,333,085   $11,221,711   $19,613,678      $6,466,546     $41,285,634
==================================================================================================================================
(1) Investment shares                                        1,701,688       696,425     1,220,390         642,158       4,113,028
(2) Investments, at cost                                   $25,316,595   $ 9,143,606   $16,973,432      $6,578,764     $43,629,154
----------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
199 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------
                                                           FID VIP     FID VIP      FID VIP       FID VIP       FID VIP
                                                             BAL,        BAL,     CONTRAFUND,   CONTRAFUND,    DYN APPR,
DECEMBER 31, 2005 (CONTINUED)                              SERV CL    SERV CL 2     SERV CL      SERV CL 2     SERV CL 2
ASSETS
Investments, at value(1),(2)                               $548,534    $289,705   $19,505,450   $192,454,199   $1,621,343
Dividends receivable                                             --          --            --             --           --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                125          --        31,686        710,790          115
Receivable for share redemptions                                 --          --         3,143          7,363           --
-------------------------------------------------------------------------------------------------------------------------
Total assets                                                548,659     289,705    19,540,279    193,172,352    1,621,458
=========================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                              500         343        17,349        221,538        1,641
    Administrative charge                                        69          36         2,444         23,389          202
    Contract terminations                                        --          --         3,143          7,363           --
Payable for investments purchased                               125          --        31,686        710,790          115
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               694         379        54,622        963,080        1,958
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period   547,965     289,261    19,482,523    192,209,272    1,619,376
Net assets applicable to contracts in payment period             --          --         3,134             --           --
Net assets applicable to seed money                              --          65            --             --          124
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $547,965    $289,326   $19,485,657   $192,209,272   $1,619,500
=========================================================================================================================
(1) Investment shares                                        37,315      19,816       630,632      6,270,909      188,968
(2) Investments, at cost                                   $490,221    $267,019   $13,362,642   $160,908,770   $1,196,192
-------------------------------------------------------------------------------------------------------------------------



                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------
                                                            FID VIP      FID VIP     FID VIP     FID VIP      FID VIP
                                                           GRO & INC,   GRO & INC,     GRO,        GRO,       HI INC,
DECEMBER 31, 2005 (CONTINUED)                               SERV CL     SERV CL 2    SERV CL    SERV CL 2     SERV CL
ASSETS
Investments, at value(1),(2)                               $7,289,381     $967,593   $225,232   $5,544,391   $3,600,273
Dividends receivable                                               --           --         --           --           --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                   19           --         --           --        3,000
Receivable for share redemptions                                   10           --         --          546           --
-----------------------------------------------------------------------------------------------------------------------
Total assets                                                7,289,410      967,593    225,232    5,544,937    3,603,273
=======================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                              8,265        1,125        198        5,576        3,181
    Administrative charge                                         912          121         28          694          441
    Contract terminations                                          10           --         --          546           --
Payable for investments purchased                                  19           --         --           --        3,000
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                               9,206        1,246        226        6,816        6,622
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period   7,280,204      966,211    225,006    5,537,370    3,577,955
Net assets applicable to contracts in payment period               --           --         --           --       18,696
Net assets applicable to seed money                                --          136         --          751           --
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                           $7,280,204     $966,347   $225,006   $5,538,121   $3,596,651
=======================================================================================================================
(1) Investment shares                                         497,229       66,593      6,711      166,548      586,364
(2) Investments, at cost                                   $6,433,317     $867,869   $275,693   $4,930,003   $3,667,720
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
200 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------
                                                            FID VIP      FID VIP        FID VIP       FID VIP      FID VIP
                                                            HI INC,     INVEST GR,      MID CAP,      MID CAP,    OVERSEAS,
DECEMBER 31, 2005 (CONTINUED)                              SERV CL 2    SERV CL 2       SERV CL      SERV CL 2     SERV CL
ASSETS
Investments, at value(1),(2)                               $1,998,293   $50,845,671   $38,571,954   $62,818,398   $1,727,705
Dividends receivable                                               --            --            --            --           --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                   --       315,537        17,024       150,675           --
Receivable for share redemptions                                1,242         8,766        73,840         1,962           --
----------------------------------------------------------------------------------------------------------------------------
Total assets                                                1,999,535    51,169,974    38,662,818    62,971,035    1,727,705
============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                              2,094        62,497        38,285        65,904        1,972
    Administrative charge                                         246         5,991         4,860         7,716          214
    Contract terminations                                       1,242         8,766        73,840         1,962           --
Payable for investments purchased                                  --       315,537        17,024       150,675           --
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               3,582       392,791       134,009       226,257        2,186
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period   1,995,899    50,777,183    38,488,263    62,744,634    1,725,519
Net assets applicable to contracts in payment period               --            --        40,546            --           --
Net assets applicable to seed money                                54            --            --           144           --
----------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $1,995,953   $50,777,183   $38,528,809   $62,744,778   $1,725,519
============================================================================================================================
(1) Investment shares                                         328,667     4,045,002     1,103,632     1,811,895       84,196
(2) Investments, at cost                                   $2,070,699   $50,927,717   $22,257,475   $45,343,667   $1,260,007
----------------------------------------------------------------------------------------------------------------------------



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
                                                             FID VIP     FTVIPT FRANK  FTVIPT FRANK  FTVIPT FRANK  FTVIPT FRANK
                                                            OVERSEAS,      INC SEC,     REAL EST,    RISING DIVD,  SM CAP VAL,
DECEMBER 31, 2005 (CONTINUED)                               SERV CL 2        CL 2          CL 2          CL 2          CL 2
ASSETS
Investments, at value(1),(2)                               $34,459,351    $30,268,280   $16,309,827      $699,488   $12,196,683
Dividends receivable                                                --             --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                10,169          2,809            --            --            27
Receivable for share redemptions                                19,990          8,825           704            --            29
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                34,489,510     30,279,914    16,310,531       699,488    12,196,739
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                              43,073         33,594        17,654           945        12,119
    Administrative charge                                        4,301          3,746         2,045            88         1,522
    Contract terminations                                       19,990          8,825           704            --            29
Payable for investments purchased                               10,169          2,809            --            --            27
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               77,533         48,974        20,403         1,033        13,697
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period   34,411,977     30,230,883    16,290,012       697,890    12,182,959
Net assets applicable to contracts in payment period                --             --            --            --            --
Net assets applicable to seed money                                 --             57           116           565            83
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $34,411,977    $30,230,940   $16,290,128      $698,455   $12,183,042
===============================================================================================================================
(1) Investment shares                                        1,685,878      1,975,736       508,411        39,209       726,425
(2) Investments, at cost                                   $27,484,947    $27,727,686   $11,719,202      $659,108   $ 9,166,473
-------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
201 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
                                                           FTVIPT FRANK     FTVIPT         FTVIPT         FTVIPT       FTVIPT
                                                            SM MID CAP   MUTUAL SHARES  TEMP DEV MKTS    TEMP FOR   TEMP GLOBAL
DECEMBER 31, 2005 (CONTINUED)                               GRO, CL 2     SEC, CL 2      SEC, CL 2      SEC, CL 2    INC, CL 2
ASSETS
Investments, at value(1),(2)                                $25,408,806   $142,729,350     $1,660,046  $27,441,065  $45,242,855
Dividends receivable                                                 --             --             --           --           --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --         15,573             --       21,239      148,967
Receivable for share redemptions                                 41,947          1,632            493        3,739        5,857
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 25,450,753    142,746,555      1,660,539   27,466,043   45,397,679
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                               24,757        143,188          1,478       26,221       54,774
    Administrative charge                                         3,199         17,793            205        3,399        5,372
    Contract terminations                                        41,947          1,632            493        3,739        5,857
Payable for investments purchased                                    --         15,573             --       21,239      148,967
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                69,903        178,186          2,176       54,598      214,970
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    25,376,778    142,568,166      1,617,303   27,411,366   45,182,709
Net assets applicable to contracts in payment period              3,660             --         41,060           --           --
Net assets applicable to seed money                                 412            203             --           79           --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $25,380,850   $142,568,369     $1,658,363  $27,411,445  $45,182,709
===============================================================================================================================
(1) Investment shares                                         1,247,977      7,855,220        152,298    1,756,790    3,188,362
(2) Investments, at cost                                    $21,460,238   $112,838,615     $1,117,828  $21,543,569  $46,300,675
-------------------------------------------------------------------------------------------------------------------------------



                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------
                                                             FTVIPT
                                                            TEMP GRO      GS VIT         GS VIT         GS VIT      GS VIT
DECEMBER 31, 2005 (CONTINUED)                              SEC, CL 2     CAP GRO     STRUCTD U.S. EQ   INTL EQ    MID CAP VAL
ASSETS
Investments, at value(1),(2)                               $2,710,149   $1,215,419       $10,529,032   $816,474   $63,971,508
Dividends receivable                                               --           --                --         --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                   --           --                --         --       227,786
Receivable for share redemptions                                   53           --             1,339         --           842
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                2,710,202    1,215,419        10,530,371    816,474    64,200,136
=============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                              3,298        1,404            10,929        934        75,463
    Administrative charge                                         337          152             1,306        101         7,763
    Contract terminations                                          53           --             1,339         --           842
Payable for investments purchased                                  --           --                --         --       227,786
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               3,688        1,556            13,574      1,035       311,854
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period   2,706,153    1,213,863        10,516,712    815,439    63,888,282
Net assets applicable to contracts in payment period               --           --                --         --            --
Net assets applicable to seed money                               361           --                85         --            --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $2,706,514   $1,213,863       $10,516,797   $815,439   $63,888,282
=============================================================================================================================
(1) Investment shares                                         196,245      113,803           801,906     67,757     4,119,221
(2) Investments, at cost                                   $2,400,783   $1,183,961       $ 9,049,484   $671,187   $61,367,537
-----------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
202 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------
                                                                         JANUS ASPEN   JANUS ASPEN   JANUS ASPEN   JANUS ASPEN
                                                           JANUS ASPEN  GLOBAL TECH,   INTL GRO,    LG CAP GRO,   MID CAP GRO,
DECEMBER 31, 2005 (CONTINUED)                               BAL, INST       SERV          SERV          SERV          SERV
ASSETS
Investments, at value(1),(2)                                $9,376,919    $  819,454    $3,586,653    $4,300,999    $2,238,906
Dividends receivable                                                --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    --            --            --            --           125
Receivable for share redemptions                                   144            --            --            --           410
------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 9,377,063       819,454     3,586,653     4,300,999     2,239,441
==============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                               9,826           911         4,143         4,858         2,498
    Administrative charge                                        1,179           103           447           541           283
    Contract terminations                                          144            --            --            --           410
Payable for investments purchased                                   --            --            --            --           125
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               11,149         1,014         4,590         5,399         3,316
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    9,365,494       818,440     3,582,063     4,295,600     2,236,125
Net assets applicable to contracts in payment period               420            --            --            --            --
Net assets applicable to seed money                                 --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $9,365,914    $  818,440    $3,582,063    $4,295,600    $2,236,125
==============================================================================================================================
(1) Investment shares                                          364,294       206,933       101,980       208,685        78,807
(2) Investments, at cost                                    $8,801,156    $1,108,501    $2,327,415    $5,555,275    $2,525,009
------------------------------------------------------------------------------------------------------------------------------



                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ---------------------------------------------------------------------
                                                           JANUS ASPEN       JPM                                         COL
                                                            WORLD GRO,   U.S. LG CAP      LAZARD         LAZARD      ASSET ALLOC
DECEMBER 31, 2005 (CONTINUED)                                  INST        CORE EQ      RETIRE EQ    RETIRE INTL EQ    VS, CL A
ASSETS
Investments, at value(1),(2)                                $3,466,569    $1,745,838     $461,355          $613,664     $838,699
Dividends receivable                                                --            --           --                --           --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    --            --           --                --           19
Receivable for share redemptions                                    31            10           --                --           --
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 3,466,600     1,745,848      461,355           613,664      838,718
================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                               3,638         1,969          534               711          752
    Administrative charge                                          437           218           57                77          105
    Contract terminations                                           31            10           --                --           --
Payable for investments purchased                                   --            --           --                --           19
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                4,106         2,197          591               788          876
--------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    3,455,396     1,743,651      460,764           612,876      837,842
Net assets applicable to contracts in payment period             7,098            --           --                --           --
Net assets applicable to seed money                                 --            --           --                --           --
--------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $3,462,494    $1,743,651     $460,764          $612,876     $837,842
================================================================================================================================
(1) Investment shares                                          123,983       128,370       41,865            47,830       54,461
(2) Investments, at cost                                    $4,540,658    $1,666,366     $383,162          $457,900     $632,049
--------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
203 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ---------------------------------------------------------------------
                                                               COL           COL            MFS            MFS           MFS
                                                           FEDERAL SEC    SM CO GRO    INV GRO STOCK,   INV TRUST,    INV TRUST,
DECEMBER 31, 2005 (CONTINUED)                                VS, CL A      VS, CL A       SERV CL        INIT CL       SERV CL
ASSETS
Investments, at value(1),(2)                                $1,820,354     $251,505        $5,298,481   $6,365,927      $937,012
Dividends receivable                                                --           --                --           --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    19           --            31,689           --            --
Receivable for share redemptions                                    --           --                --       14,321            --
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 1,820,373      251,505         5,330,170    6,380,248       937,012
================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                               1,616          226             4,957        6,647           915
    Administrative charge                                          224           32               670          800           117
    Contract terminations                                           --           --                --       14,321            --
Payable for investments purchased                                   19           --            31,689           --            --
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                1,859          258            37,316       21,768         1,032
--------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    1,818,514      251,247         5,290,797    6,358,336       935,908
Net assets applicable to contracts in payment period                --           --             1,825           --            --
Net assets applicable to seed money                                 --           --               232          144            72
--------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $1,818,514     $251,247        $5,292,854   $6,358,480      $935,980
================================================================================================================================
(1) Investment shares                                          169,968       22,120           545,111      330,012        48,828
(2) Investments, at cost                                    $1,859,553     $152,426        $4,929,176   $5,647,286      $804,937
--------------------------------------------------------------------------------------------------------------------------------



                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ----------------------------------------------------------------------
                                                              MFS           MFS           MFS            MFS            MFS
                                                            NEW DIS,      NEW DIS,     RESEARCH,    TOTAL RETURN,  TOTAL RETURN,
DECEMBER 31, 2005 (CONTINUED)                               INIT CL       SERV CL       INIT CL        INIT CL        SERV CL
ASSETS
Investments, at value(1),(2)                                 $3,130,519  $  5,021,628  $  3,016,661  $     206,987  $  83,634,447
Dividends receivable                                                 --            --            --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --             --             --
Receivable for share redemptions                                    527            --            --             --          6,423
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  3,131,046     5,021,628     3,016,661        206,987     83,640,870
=================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                3,559         4,736         3,453            178         80,025
    Administrative charge                                           394           633           377             25         10,349
    Contract terminations                                           527            --            --             --          6,423
Payable for investments purchased                                    --            --            --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 4,480         5,369         3,830            203         96,797
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     3,126,562     5,014,153     3,012,831        206,784     83,543,824
Net assets applicable to contracts in payment period                  4         1,818            --             --             --
Net assets applicable to seed money                                  --           288            --             --            249
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  3,126,566  $  5,016,259  $  3,012,831  $     206,784  $  83,544,073
=================================================================================================================================
(1) Investment shares                                           200,033       325,024       183,831         10,004      4,079,729
(2) Investments, at cost                                   $  2,942,915  $  4,354,368  $  2,888,378  $     188,240  $  76,656,120
---------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements


--------------------------------------------------------------------------------
204 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
                                                               MFS           MFS
                                                            UTILITIES,    UTILITIES,      OPCAP         OPCAP         OPCAP
DECEMBER 31, 2005 (CONTINUED)                                INIT CL       SERV CL          EQ         MANAGED        SM CAP
ASSETS
Investments, at value(1),(2)                                $12,620,045    $3,682,390    $1,286,404    $4,572,909    $2,549,202
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            19            --            --         6,252
Receivable for share redemptions                                  1,419            --            68             2            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 12,621,464     3,682,409     1,286,472     4,572,911     2,555,454
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                               13,577         3,734         1,353         4,788         2,667
    Administrative charge                                         1,585           461           162           575           320
    Contract terminations                                         1,419            --            68             2            --
Payable for investments purchased                                    --            19            --            --         6,252
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                16,581         4,214         1,583         5,365         9,239
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    12,604,792     3,677,456     1,284,702     4,562,703     2,546,215
Net assets applicable to contracts in payment period                 --            --           187         4,843            --
Net assets applicable to seed money                                  91           739            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $12,604,883    $3,678,195    $1,284,889    $4,567,546    $2,546,215
===============================================================================================================================
(1) Investment shares                                           531,594       156,298        33,518       106,149        81,496
(2) Investments, at cost                                    $10,171,181    $2,583,755    $1,170,816    $4,125,458    $2,094,621
-------------------------------------------------------------------------------------------------------------------------------



                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ----------------------------------------------------------------------
                                                                             OPPEN         OPPEN         OPPEN          OPPEN
                                                              OPPEN      CAP APPR VA,   GLOBAL SEC   GLOBAL SEC VA,     HI INC
DECEMBER 31, 2005 (CONTINUED)                              CAP APPR VA       SERV           VA            SERV            VA
ASSETS
Investments, at value(1),(2)                                 $4,470,005   $56,144,080      $308,592    $14,731,379     $2,485,332
Dividends receivable                                                 --            --            --              --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    959       219,775            --             249           209
Receivable for share redemptions                                     --           621            --              37            --
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  4,470,964    56,364,476       308,592      14,731,665     2,485,541
=================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                4,696        67,554           352          14,842         2,593
    Administrative charge                                           563         6,839            42           1,820           311
    Contract terminations                                            --           621            --              37            --
Payable for investments purchased                                   959       219,775            --             249           209
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 6,218       294,789           394          16,948         3,113
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     4,464,746    56,069,687       308,198      14,714,066     2,482,428
Net assets applicable to contracts in payment period                 --            --            --              --            --
Net assets applicable to seed money                                  --            --            --             651            --
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                                             $4,464,746   $56,069,687      $308,198    $14,714,717     $2,482,428
=================================================================================================================================
(1) Investment shares                                           116,044     1,468,587         9,245        444,251        294,471
(2) Investments, at cost                                     $4,708,373   $52,009,591      $266,599    $11,255,059     $2,824,429
---------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
205 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                         -------------------------------------------------------------------------
                                                            OPPEN         OPPEN      OPPEN MAIN ST      OPPEN           OPPEN
                                                          HI INC VA,     MAIN ST      SM CAP VA,    STRATEGIC BOND  STRATEGIC BOND
DECEMBER 31, 2005 (CONTINUED)                                SERV           VA           SERV             VA           VA, SERV
ASSETS
Investments, at value(1),(2)                               $5,554,524    $447,113       $9,343,448        $400,558    $ 99,819,412
Dividends receivable                                               --          --               --              --              --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  147          --              905              --         256,872
Receivable for share redemptions                                   --          --              376              --          11,851
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                5,554,671     447,113        9,344,729         400,558     100,088,135
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                              5,250         465            9,449             412         115,360
    Administrative charge                                         686          56            1,175              49          12,024
    Contract terminations                                          --          --              376              --          11,851
Payable for investments purchased                                 147          --              905              --         256,872
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               6,083         521           11,905             461         396,107
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
  period                                                    5,548,588     446,592        9,332,503         400,097      99,692,028
Net assets applicable to contracts in payment period               --          --               --              --              --
Net assets applicable to seed money                                --          --              321              --              --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $5,548,588    $446,592       $9,332,824        $400,097    $ 99,692,028
==================================================================================================================================
(1) Investment shares                                         662,041      20,519          547,682          78,387      19,233,027
(2) Investments, at cost                                   $5,416,193    $449,447       $7,191,797        $375,750    $ 97,407,280
----------------------------------------------------------------------------------------------------------------------------------



                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
                                                              PUT VT        PUT VT        PUT VT        PUT VT        PUT VT
                                                             DIV INC,      DIV INC,     GLOBAL EQ,    GRO & INC,    GRO & INC,
DECEMBER 31, 2005 (CONTINUED)                                 CL IA         CL IB         CL IA         CL IA         CL IB
ASSETS
Investments, at value(1),(2)                                 $3,782,802    $2,699,523    $1,360,707    $8,148,732   $13,332,470
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     72           132            --            --         1,233
Receivable for share redemptions                                     --            --        12,349        59,260           297
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  3,782,874     2,699,655     1,373,056     8,207,992    13,334,000
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                3,911         2,792         1,441         8,605        12,782
    Administrative charge                                           469           335           173         1,033         1,670
    Contract terminations                                            --            --        12,349        59,260           297
Payable for investments purchased                                    72           132            --            --         1,233
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 4,452         3,259        13,963        68,898        15,982
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     3,768,502     2,696,350     1,358,934     8,137,852    13,317,808
Net assets applicable to contracts in payment period              9,920            46           159         1,242            --
Net assets applicable to seed money                                  --            --            --            --           210
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                             $3,778,422    $2,696,396    $1,359,093    $8,139,094   $13,318,018
===============================================================================================================================
(1) Investment shares                                           426,953       308,165       122,146       307,383       505,976
(2) Investments, at cost                                     $4,133,662    $2,829,164    $1,911,037    $7,683,237   $11,901,014
-------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
206 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         ------------------------------------------------------------------------
                                                              PUT VT          PUT VT        PUT VT        PUT VT        PUT VT
                                                         HEALTH SCIENCES,   HI YIELD,     HI YIELD,        INC,        INTL EQ,
DECEMBER 31, 2005 (CONTINUED)                                 CL IB           CL IA         CL IB         CL IB         CL IB
ASSETS
Investments, at value(1),(2)                                   $3,046,584    $1,530,684    $1,281,388    $257,927     $27,082,936
Dividends receivable                                                   --            --            --          --              --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                       --            11            92          --              --
Receivable for share redemptions                                        9            --            --          --           6,665
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    3,046,593     1,530,695     1,281,480     257,927      27,089,601
=================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  3,234         1,598         1,331         296          27,035
    Administrative charge                                             377           192           160          32           3,387
    Contract terminations                                               9            --            --          --           6,665
Payable for investments purchased                                      --            11            92          --              --
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   3,620         1,801         1,583         328          37,087
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
  period                                                        3,042,662     1,526,358     1,279,897     257,538      27,045,531
Net assets applicable to contracts in payment period                   --         2,536            --          --           6,599
Net assets applicable to seed money                                   311            --            --          61             384
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                                               $3,042,973    $1,528,894    $1,279,897    $257,599     $27,052,514
=================================================================================================================================
(1) Investment shares                                             229,584       199,308       168,161      20,454       1,665,617
(2) Investments, at cost                                       $2,475,799    $1,978,498    $1,509,273    $258,318     $22,374,760
---------------------------------------------------------------------------------------------------------------------------------



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                               PUT VT          PUT VT         PUT VT        PUT VT        PUT VT
                                                           INTL GRO & INC,  INTL NEW OPP,    NEW OPP,     RESEARCH,    SM CAP VAL,
DECEMBER 31, 2005 (CONTINUED)                                   CL IB           CL IB         CL IA         CL IB         CL IB
ASSETS
Investments, at value(1),(2)                                     $10,387     $2,329,329    $4,424,897      $402,746      $389,469
Dividends receivable                                                  --             --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --           602            --            --
Receivable for share redemptions                                      --             --            --            --            --
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      10,387      2,329,329     4,425,499       402,746       389,469
=================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    12          2,133         4,657           366           460
    Administrative charge                                              1            290           559            51            46
    Contract terminations                                             --             --            --            --            --
Payable for investments purchased                                     --             --           602            --            --
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     13          2,423         5,818           417           506
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
  period                                                          10,374      2,326,906     4,419,372       401,855       387,540
Net assets applicable to contracts in payment period                  --             --           309            --            --
Net assets applicable to seed money                                   --             --            --           474         1,423
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                 $10,374     $2,326,906    $4,419,681      $402,329      $388,963
=================================================================================================================================
(1) Investment shares                                                680        158,890       236,120        33,987        16,985
(2) Investments, at cost                                         $ 8,601     $1,709,784    $4,968,962      $323,108      $375,593
---------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements


--------------------------------------------------------------------------------
207 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
                                                              PUT VT        PUT VT        PUT VT
                                                              VISTA,       VOYAGER,      VOYAGER,       RVS VP        RVS VP
DECEMBER 31, 2005 (CONTINUED)                                 CL IB         CL IA         CL IB          BAL        CASH MGMT
ASSETS
Investments, at value(1),(2)                                $13,446,196    $  820,772    $3,446,578   $10,164,076   $28,786,600
Dividends receivable                                                 --            --            --            --        86,819
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            18            --        76,212
Receivable for share redemptions                                 55,814         5,668            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 13,502,010       826,440     3,446,596    10,164,076    28,949,631
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                               13,499           866         3,622        10,592        31,882
    Administrative charge                                         1,707           104           435         1,261         3,681
    Contract terminations                                        55,814         5,668            --         9,474            --
Payable for investments purchased                                    --            --            18            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                71,020         6,638         4,075        21,327        35,563
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    13,426,239       819,042     3,442,521    10,132,684    28,855,190
Net assets applicable to contracts in payment period              3,990           760            --         9,998        57,883
Net assets applicable to seed money                                 761            --            --            67           995
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $13,430,990    $  819,802    $3,442,521   $10,142,749   $28,914,068
===============================================================================================================================
(1) Investment shares                                           964,576        28,578       120,721       685,931    28,796,888
(2) Investments, at cost                                    $13,703,625    $1,205,712    $5,652,243   $10,943,967   $28,786,585
-------------------------------------------------------------------------------------------------------------------------------



                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ---------------------------------------------------------------------
                                                              RVS VP        RVS VP        RVS VP        RVS VP        RVS VP
DECEMBER 31, 2005 (CONTINUED)                                DIV BOND     DIV EQ INC    EMER MKTS        GRO       HI YIELD BOND
ASSETS
Investments, at value(1),(2)                                $38,041,647   $88,358,247   $43,354,498      $848,012    $28,776,792
Dividends receivable                                            124,704            --            --            --        115,699
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  1,426       639,246       177,926            --         81,031
Receivable for share redemptions                                     --            --            --            --             --
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 38,167,777    88,997,493    43,532,424       848,012     28,973,522
================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                               39,256        99,466        52,522           934         34,201
    Administrative charge                                         4,726        10,305         5,179           105          3,451
    Contract terminations                                           828         5,240         8,870            --          2,539
Payable for investments purchased                                    --            --            --            --             --
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                44,810       115,011        66,571         1,039         40,191
--------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    38,105,597    88,882,417    43,465,777       846,170     28,933,331
Net assets applicable to contracts in payment period             11,702            --            --            --             --
Net assets applicable to seed money                               5,668            65            76           803             --
--------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $38,122,967   $88,882,482   $43,465,853      $846,973    $28,933,331
================================================================================================================================
(1) Investment shares                                         3,631,386     6,343,722     2,950,567       124,512      4,321,078
(2) Investments, at cost                                    $38,610,153   $82,624,024   $35,363,898      $880,976    $28,734,418
--------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
208 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
                                                              RVS VP        RVS VP        RVS VP        RVS VP        RVS VP
DECEMBER 31, 2005 (CONTINUED)                                INC OPP       INTL OPP     LG CAP EQ     LG CAP VAL   MID CAP GRO
ASSETS
Investments, at value(1),(2)                                    $75,664    $2,373,306   $85,688,554      $117,113    $6,210,052
Dividends receivable                                                430            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --         7,545         6,634            --           481
Receivable for share redemptions                                     --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     76,094     2,380,851    85,695,188       117,113     6,210,533
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  108         2,419       105,771           137         7,598
    Administrative charge                                             9           294        10,561            15           768
    Contract terminations                                            --            --        39,169            --           222
Payable for investments purchased                                    --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   117         2,713       155,501           152         8,588
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        57,839     2,374,062    85,535,555       116,344     6,201,669
Net assets applicable to contracts in payment period                 --         3,038         4,132            --            --
Net assets applicable to seed money                              18,138         1,038            --           617           276
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                $75,977    $2,378,138   $85,539,687      $116,961    $6,201,945
===============================================================================================================================
(1) Investment shares                                             7,426       219,263     3,897,835        10,720       507,355
(2) Investments, at cost                                        $75,954    $2,724,978   $80,370,770      $112,921    $5,580,683
-------------------------------------------------------------------------------------------------------------------------------



                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ----------------------------------------------------------------------
                                                              RVS VP        RVS VP        RVS VP         RVS VP         RVS VP
DECEMBER 31, 2005 (CONTINUED)                                NEW DIM       S&P 500      SELECT VAL   SHORT DURATION   SM CAP ADV
ASSETS
Investments, at value(1),(2)                                $20,633,718   $20,177,796       $18,256     $41,515,817    $5,365,388
Dividends receivable                                                 --            --            --         111,665            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  2,674            --            --          20,505            --
Receivable for share redemptions                                     --            --            --              --            --
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 20,636,392    20,177,796        18,256      41,647,987     5,365,388
=================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                               20,532        18,998            21          43,411         5,607
    Administrative charge                                         2,547         2,486             2           5,106           662
    Contract terminations                                         1,070        25,899            --             288            --
Payable for investments purchased                                    --            --            --              --            --
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                24,149        47,383            23          48,805         6,269
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    20,592,334    20,096,621        17,179      41,597,699     5,359,043
Net assets applicable to contracts in payment period             19,124        33,564            --              --            --
Net assets applicable to seed money                                 785           228         1,054           1,483            76
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $20,612,243   $20,130,413       $18,233     $41,599,182    $5,359,119
=================================================================================================================================
(1) Investment shares                                         1,307,380     2,379,605         1,652       4,096,679       401,594
(2) Investments, at cost                                    $20,961,621   $17,468,340       $18,070     $42,502,370    $4,740,086
---------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
209 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ---------------------------------------------------------------------
                                                              RVS VP        RVS VP         ROYCE         ROYCE        STI CVT
DECEMBER 31, 2005 (CONTINUED)                               SM CAP VAL   STRATEGY AGGR   MICRO-CAP       SM-CAP       CAP APPR
ASSETS
Investments, at value(1),(2)                               $70,106,413    $3,619,281    $4,500,029     $3,745,008    $4,848,734
Dividends receivable                                                --            --            --             --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                               291,714            --            --             --         5,332
Receivable for share redemptions                                    --            --            74          1,071           154
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                70,398,127     3,619,281     4,500,103      3,746,079     4,854,220
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                              85,009         3,747         5,180          4,252         4,924
    Administrative charge                                        8,379           450           564            469           597
    Contract terminations                                        1,555         1,286            74          1,071           154
Payable for investments purchased                                   --            --            --             --         5,332
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               94,943         5,483         5,818          5,792        11,007
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period   70,303,184     3,611,189     4,494,285      3,740,287     4,843,128
Net assets applicable to contracts in payment period                --         2,609            --             --            --
Net assets applicable to seed money                                 --            --            --             --            85
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $70,303,184    $3,613,798    $4,494,285     $3,740,287    $4,843,213
===============================================================================================================================
(1) Investment shares                                        5,076,799       414,666       357,998        387,281       298,384
(2) Investments, at cost                                   $69,629,001    $5,473,173    $3,524,180     $2,770,574    $4,649,493
-------------------------------------------------------------------------------------------------------------------------------



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ----------------------------------------------------------------------
                                                                                          STI CVT        STI CVT
                                                             STI CVT        STI CVT         LG CAP        LG CAP       STI CVT
DECEMBER 31, 2005 (CONTINUED)                                INTL EQ     INVEST GR BOND  RELATIVE VAL     VAL EQ      MID-CAP EQ
ASSETS
Investments, at value(1),(2)                                $143,158        $545,998       $681,479      $667,505      $214,754
Dividends receivable                                              --           1,988             --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  --              --             --            --            45
Receivable for share redemptions                                  --              --            600            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 143,158         547,986        682,079       667,505       214,799
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                               139             599            705           726           212
    Administrative charge                                         18              67             85            83            26
    Contract terminations                                         --              --            600            --            --
Payable for investments purchased                                 --           1,912             --            --            45
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                157           2,578          1,390           809           283
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    142,153         540,171        680,374       666,523       213,990
Net assets applicable to contracts in payment period              --              --             --            --            --
Net assets applicable to seed money                              848           5,237            315           173           526
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $143,001        $545,408       $680,689      $666,696      $214,516
===============================================================================================================================
(1) Investment shares                                         11,744          53,740         55,091        45,657        15,896
(2) Investments, at cost                                    $122,399        $551,860       $558,854      $564,150      $160,689
-------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
210 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
                                                             STI CVT                      VANK LIT       VANK LIT       VANK UIF
                                                              SM CAP                      COMSTOCK,     GRO & INC,   U.S. REAL EST,
DECEMBER 31, 2005 (CONTINUED)                                 VAL EQ    THIRD AVE VAL       CL II         CL II           CL I
ASSETS
Investments, at value(1),(2)                               $4,060,459     $5,975,018    $162,550,846    $5,786,831     $2,273,064
Dividends receivable                                               --             --              --            --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                2,312            255         708,318            --             --
Receivable for share redemptions                                   56          1,095           7,272            --             16
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                                4,062,827      5,976,368     163,266,436     5,786,831      2,273,080
=================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                              4,192          6,952         194,781         5,590          2,261
    Administrative charge                                         505            751          19,511           722            284
    Contract terminations                                          56          1,095           7,272            --             16
Payable for investments purchased                               2,312            255         708,318            --             --
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               7,065          9,053         929,882         6,312          2,561
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period   4,055,566      5,967,315     162,336,554     5,780,519      2,270,343
Net assets applicable to contracts in payment period               --             --              --            --             --
Net assets applicable to seed money                               196             --              --            --            176
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $4,055,762     $5,967,315    $162,336,554    $5,780,519     $2,270,519
=================================================================================================================================
(1) Investment shares                                         222,613        217,987      11,908,487       282,836         98,486
(2) Investments, at cost                                   $3,769,677     $4,291,154    $153,775,491    $4,751,924     $1,618,851
---------------------------------------------------------------------------------------------------------------------------------



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ---------------------------------------------------------------------
                                                              VANK UIF                                                WF ADV VT
                                                           U.S. REAL EST,     WANGER        WANGER      WF ADV VT     C&B LG CAP
DECEMBER 31, 2005 (CONTINUED)                                  CL II       INTL SM CAP    U.S. SM CO   ASSET ALLOC       VAL
ASSETS
Investments, at value(1),(2)                                $4,468,264     $36,891,413   $38,761,179   $31,883,836    $4,515,611
Dividends receivable                                                --              --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                 3,549         175,903       178,110        15,838            --
Receivable for share redemptions                                 1,803             654         1,208        75,256            --
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 4,473,616      37,067,970    38,940,497    31,974,930     4,515,611
================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                               5,676          45,615        47,533        33,484         4,785
    Administrative charge                                          553           4,424         4,675         3,987           566
    Contract terminations                                        1,803             654         1,208        75,256            --
Payable for investments purchased                                3,549         175,903       178,110        15,838            --
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               11,581         226,596       231,526       128,565         5,351
--------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    4,462,035      36,841,265    38,708,971    31,834,551     4,509,439
Net assets applicable to contracts in payment period                --              --            --        11,197            63
Net assets applicable to seed money                                 --             109            --           617           758
--------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $4,462,035     $36,841,374   $38,708,971   $31,846,365    $4,510,260
================================================================================================================================
(1) Investment shares                                          194,950       1,204,421     1,110,636     2,443,206       483,470
(2) Investments, at cost                                    $3,816,948     $30,766,833   $34,184,242   $31,081,004    $4,099,067
--------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
211 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
                                                            WF ADV VT     WF ADV VT     WF ADV VT     WF ADV VT     WF ADV VT
DECEMBER 31, 2005 (CONTINUED)                                 EQ INC      INTL CORE     LG CO CORE    LG CO GRO     MONEY MKT
ASSETS
Investments, at value(1),(2)                               $24,894,157   $2,932,574     $2,145,778   $53,016,655   $11,269,681
Dividends receivable                                                --           --             --            --        39,160
Accounts receivable from American Enterprise Life
  for contract purchase payments                                 4,356           --             --        94,536            37
Receivable for share redemptions                                    26            8             --        26,683         1,478
------------------------------------------------------------------------------------------------------------------------------
Total assets                                                24,898,539    2,932,582      2,145,778    53,137,874    11,310,356
==============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                              28,441        3,054          2,237        58,653        12,808
    Administrative charge                                        3,113          361            269         6,487         1,425
    Contract terminations                                           26            8             --        26,683         1,478
Payable for investments purchased                                4,356           --             --        94,536        33,835
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               35,936        3,423          2,506       186,359        49,546
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period   24,862,491    2,928,433      2,142,642    52,951,345    11,201,447
Net assets applicable to contracts in payment period                --           --             --           116        52,345
Net assets applicable to seed money                                112          726            630            54         7,018
------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $24,862,603   $2,929,159     $2,143,272   $52,951,515   $11,260,810
==============================================================================================================================
(1) Investment shares                                        1,467,816      338,634        158,010     5,658,128    11,269,681
(2) Investments, at cost                                   $22,441,771   $2,540,419     $2,264,027   $54,635,150   $11,269,681
------------------------------------------------------------------------------------------------------------------------------



                                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                                                               ----------------------------
                                                                                                                WF ADV VT
                                                                                                  WF ADV VT    TOTAL RETURN
DECEMBER 31, 2005 (CONTINUED)                                                                     SM CAP GRO       BOND
ASSETS
Investments, at value(1),(2)                                                                      $5,936,407    $26,211,600
Dividends receivable                                                                                      --         88,543
Accounts receivable from American Enterprise Life
  for contract purchase payments                                                                          --         15,470
Receivable for share redemptions                                                                           5          3,354
---------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                       5,936,412     26,318,967
===========================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                                                     6,240         30,270
    Administrative charge                                                                                743          3,145
    Contract terminations                                                                                  5          3,354
Payable for investments purchased                                                                         --         98,625
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                      6,988        135,394
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                                          5,928,685     26,182,049
Net assets applicable to contracts in payment period                                                      --             --
Net assets applicable to seed money                                                                      739          1,524
---------------------------------------------------------------------------------------------------------------------------
Total net assets                                                                                  $5,929,424    $26,183,573
===========================================================================================================================
(1) Investment shares                                                                                711,799      2,658,377
(2) Investments, at cost                                                                          $6,990,409    $26,793,811
---------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
212 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS



                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                             ---------------------------------------------------------
                                                               AIM VI       AIM VI      AIM VI      AIM VI     AIM VI
                                                             BASIC VAL,   CAP APPR,    CAP APPR,   CAP DEV,   CAP DEV,
YEAR ENDED DECEMBER 31, 2005                                   SER II       SER I        SER II     SER I      SER II
INVESTMENT INCOME
Dividend income                                              $     (288)  $   10,589   $     --   $     --   $     --
Variable account expenses                                       639,153      243,478     22,738     34,227     34,868
---------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                 (639,441)    (232,889)   (22,738)   (34,227)   (34,868)
=====================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
  Proceeds from sales                                         2,806,646    4,057,912    154,103    629,945    254,396
---------------------------------------------------------------------------------------------------------------------
  Cost of investments sold                                    2,499,985    4,334,130    139,775    513,577    212,716
Net realized gain (loss) on sales of investments                306,661     (276,218)    14,328    116,368     41,680
Distributions from capital gains                                517,557           --         --         --         --
Net change in unrealized appreciation
  or depreciation of investments                              1,756,682    1,652,252    114,549     73,473    192,860
---------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                2,580,900    1,376,034    128,877    189,841    234,540
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  $1,941,459   $1,143,145   $106,139   $155,614   $199,672
=====================================================================================================================



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           ----------------------------------------------------------------------
                                                             AIM VI        AIM VI        AIM VI        AIM VI            AIM VI
                                                            CORE EQ,    DEMO TRENDS,   INTL GRO,   MID CAP CORE EQ,    PREMIER EQ,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                     SER I         SER I         SER I         SER II             SER I
INVESTMENT INCOME
Dividend income                                            $   61,603       $     --    $ 15,977           $ 23,406    $   280,761
Variable account expenses                                      62,622         12,858      35,801            122,517        479,550
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                 (1,019)       (12,858)    (19,824)           (99,111)      (198,789)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
  Proceeds from sales                                       1,166,038        289,208     697,415            510,527      6,248,062
  Cost of investments sold                                  1,330,899        283,839     702,298            486,545      7,704,680
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (164,861)         5,369      (4,883)            23,982     (1,456,618)
Distributions from capital gains                                   --             --         --             254,593             --
Net change in unrealized appreciation
  or depreciation of investments                              316,027         53,437     402,556            281,630      3,026,996
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                151,166         58,806     397,673            560,205      1,570,378
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  150,147       $ 45,948    $377,849           $461,094    $ 1,371,589
==================================================================================================================================



                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------
                                                              AIM VI        AB VPS        AB VPS        AB VPS        AB VPS
                                                           PREMIER EQ,   GLOBAL TECH,   GRO & INC,     INTL VAL,   LG CAP GRO,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                      SER II         CL B          CL B          CL B          CL B
INVESTMENT INCOME
Dividend income                                                $ 2,161     $       --   $  399,011    $  159,599    $       --
Variable account expenses                                        4,450         84,890      400,194       610,862       177,364
------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                  (2,289)       (84,890)      (1,183)     (451,263)     (177,364)
==============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
  Proceeds from sales                                           24,909        947,135    3,262,662     1,281,454     1,501,771
  Cost of investments sold                                      22,513      1,089,906    2,828,101     1,151,927     1,599,186
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 2,396       (142,771)     434,561       129,527       (97,415)
Distributions from capital gains                                    --             --           --       519,625            --
Net change in unrealized appreciation
  or depreciation of investments                                13,339        332,366      587,706     6,649,093     1,958,544
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  15,735        189,595    1,022,267     7,298,245     1,861,129
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    $13,446     $  104,705   $1,021,084    $6,846,982    $1,683,765
==============================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
213 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
                                                              AB VPS        AB VPS            AC VP         AC VP          AC VP
                                                           BAL SHARES,   U.S. GOVT/HI GR,   INC & GRO,   INFLATION PROT,   INTL,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                       CL B          CL B              CL I         CL II          CL II
INVESTMENT INCOME
Dividend income                                              $ 34,463           $ 107,185     $ 37,887      $ 3,373,425     $  234
Variable account expenses                                      18,646              57,364       27,133        1,191,997        423
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                15,817              49,821       10,754        2,181,428       (189)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
    Proceeds from sales                                       131,361             642,148      335,317        1,624,042        400
    Cost of investments sold                                  122,328             652,492      326,067        1,626,344        342
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                9,033             (10,344)       9,250           (2,302)        58
Distributions from capital gains                                   --             110,628           --           25,475         --
Net change in unrealized appreciation
  or depreciation of investments                               10,384            (140,385)      39,881       (2,155,659)     2,691
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 19,417             (40,101)      49,131       (2,132,486)     2,749
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  $ 35,234           $   9,720     $ 59,885      $    48,942     $2,560
==================================================================================================================================



                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                            ----------------------------------------------------------------
                                                              AC VP         AC VP        AC VP        BARON          COL
                                                              ULTRA,         VAL,         VAL,      CAP ASSET,   SM CAP VAL,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                      CL II          CL I        CL II         INS         VS CL B
INVESTMENT INCOME
Dividend income                                             $       --    $  17,610    $  1,772       $    --       $    --
Variable account expenses                                      423,342       28,430       4,091         43,377         2,020
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                               (423,342)     (10,820)     (2,319)       (43,377)       (2,020)
============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
    Proceeds from sales                                        862,182      302,066      44,980        511,251        40,716
    Cost of investments sold                                   833,393      249,257      46,318        368,109        37,511
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                28,789       52,809      (1,338)       143,142         3,205
Distributions from capital gains                                    --      203,749      24,843             --           263
Net change in unrealized appreciation
  or depreciation of investments                             1,402,877     (174,159)    (12,158)       (44,027)        3,390
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               1,431,666       82,399      11,347         99,115         6,858
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $1,008,324    $  71,579    $  9,028       $ 55,738      $  4,838
============================================================================================================================



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------
                                                                COL          COL         COL           CS          DREY IP
                                                             HI YIELD,    HI YIELD,   LG CAP GRO,    MID-CAP     MIDCAP STOCK,
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)                    VS CL A      VS CL B    VS CL A(1)       GRO           SERV
INVESTMENT INCOME
Dividend income                                               $     --    $      --       $ 6,809      $    --         $    --
Variable account expenses                                        9,299      293,874        11,314        5,520           1,610
------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (9,299)    (293,874)       (4,505)      (5,520)         (1,610)
==============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                        174,665      945,112        83,583       34,644          17,494
    Cost of investments sold                                   168,282      942,042        84,307       29,630          16,736
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 6,383        3,070          (724)       5,014             758
Distributions from capital gains                                    --           --            --           --             401
Net change in unrealized appreciation
  or depreciation of investments                                11,584      514,294        48,483       18,665          10,860
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  17,967      517,364        47,759       23,679          12,019
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   $  8,668    $ 223,490       $43,254      $18,159         $10,409
==============================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
214 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS



                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------
                                                              DREY IP         DREY       DREY VIF      DREY VIF      DREY VIF
                                                             TECH GRO,    SOC RESP GRO,    APPR,      DISC STOCK,    INTL VAL,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                       SERV          INIT          SERV          INIT          SERV
INVESTMENT INCOME
Dividend income                                             $       --        $      --   $     --       $     --      $    --
Variable account expenses                                      172,787           31,413     10,967          4,452        3,845
------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                               (172,787)         (31,413)   (10,967)        (4,452)      (3,845)
==============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                        367,403          417,927     38,133        116,333        6,505
    Cost of investments sold                                   349,535          534,376     37,235        140,743        6,335
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                17,868         (116,449)       898        (24,410)         170
Distributions from capital gains                                    --               --         --             --        2,703
Net change in unrealized appreciation
  or depreciation of investments                               988,549          188,758     27,995         41,792       23,553
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               1,006,417           72,309     28,893         17,382       26,426
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $  833,630        $  40,896   $ 17,926       $ 12,930      $22,581
==============================================================================================================================



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------
                                                             DREY VIF       EG VA      EG VA         EG VA           EG VA
                                                           SM CO STOCK,      BAL,    CORE BOND,   FUNDAMENTAL     FUNDAMENTAL
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                       INIT          CL 2       CL 2      LG CAP, CL 1    LG CAP, CL 2
INVESTMENT INCOME
Dividend income                                                 $    --    $ 46,516  $1,479,465       $ 16,692      $  135,353
Variable account expenses                                           448      32,006     541,455         18,835         226,991
------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (448)     14,510     938,010         (2,143)        (91,638)
==============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                          19,900     437,241   2,293,925        361,178       1,780,333
    Cost of investments sold                                     17,421     403,217   2,297,569        320,211       1,591,304
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  2,479      34,024      (3,644)        40,967         189,029
Distributions from capital gains                                  1,580          --      10,480             --              --
Net change in unrealized appreciation
  or depreciation of investments                                 (3,444)     31,790    (708,751)       125,553       1,577,711
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      615      65,814    (701,915)       166,520       1,766,740
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     $   167    $ 80,324  $  236,095       $164,377      $1,675,102
==============================================================================================================================



                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------
                                                              EG VA         EG VA        EG VA       EG VA       EG VA
                                                               GRO,        HI INC,      INTL EQ,    INTL EQ,     OMEGA,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                       CL 2          CL 2         CL 1        CL 2        CL 1
INVESTMENT INCOME
Dividend income                                             $       --  $ 1,420,105     $ 58,300   $  456,050   $  9,035
Variable account expenses                                      132,029      293,050       27,654      241,506     54,742
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                               (132,029)   1,127,055       30,646      214,544    (45,707)
========================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                      1,097,296    2,006,540      333,100    1,984,410    953,600
    Cost of investments sold                                   933,135    2,011,859      270,144    1,620,065    893,270
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               164,161       (5,319)      62,956      364,345     60,330
Distributions from capital gains                                    --           --           --           --         --
Net change in unrealized appreciation
  or depreciation of investments                             1,071,790   (1,121,225)     246,913    2,102,360     71,273
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               1,235,951   (1,126,544)     309,869    2,466,705    131,603
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $1,103,922  $       511     $340,515   $2,681,249   $ 85,896
========================================================================================================================



See accompanying notes to financial statements.

--------------------------------------------------------------------------------
215 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              EG VA         EG VA         EG VA         EG VA           EG VA
                                                              OMEGA,     SPECIAL VAL,  SPECIAL VAL,  STRATEGIC INC,  STRATEGIC INC,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                       CL 2          CL 1          CL 2          CL 1            CL 2
INVESTMENT INCOME
Dividend income                                              $    5,137    $  109,073    $  143,131     $ 321,925      $1,939,707
Variable account expenses                                       313,394       130,994       249,885        70,466         486,824
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (308,257)      (21,921)     (106,754)      251,459       1,452,883
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                       1,807,477     1,138,011     1,960,607       899,413       1,936,724
    Cost of investments sold                                  1,638,499       875,499     1,601,852       862,814       1,939,137
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                168,978       262,512       358,755        36,599          (2,413)
Distributions from capital gains                                     --     1,130,327     1,957,402        53,641         345,582
Net change in unrealized appreciation
  or depreciation of investments                                965,262      (403,319)     (597,085)     (449,090)     (2,556,005)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                1,134,240       989,520     1,719,072      (358,850)     (2,212,836)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  $  825,983    $  967,599    $1,612,318     $(107,391)     $ (759,953)
=================================================================================================================================



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
                                                             FID VIP       FID VIP       FID VIP       FID VIP       FID VIP
                                                               BAL,          BAL,      CONTRAFUND,   CONTRAFUND,    DYN APPR,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                     SERV CL      SERV CL 2      SERV CL      SERV CL 2     SERV CL 2
INVESTMENT INCOME
Dividend income                                                 $13,297       $ 7,289    $   35,193   $   113,729      $     --
Variable account expenses                                         6,642         4,630       215,404     1,939,979        20,080
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   6,655         2,659      (180,211)   (1,826,250)      (20,080)
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                          37,556        50,306     2,145,579     5,354,325       125,190
    Cost of investments sold                                     35,415        48,662     1,630,544     4,548,963       107,755
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  2,141         1,644       515,035       805,362        17,435
Distributions from capital gains                                    380           218         3,199        16,247            --
Net change in unrealized appreciation
  or depreciation of investments                                 13,656         7,121     2,222,339    20,991,097       261,032
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   16,177         8,983     2,740,573    21,812,706       278,467
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     $22,832       $11,642    $2,560,362   $19,986,456      $258,387
===============================================================================================================================



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
                                                             FID VIP       FID VIP       FID VIP       FID VIP       FID VIP
                                                            GRO & INC,    GRO & INC,       GRO,          GRO,        HI INC,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                     SERV CL      SERV CL 2      SERV CL      SERV CL 2      SERV CL
INVESTMENT INCOME
Dividend income                                                $101,772       $12,031       $   805      $ 15,254    $  581,297
Variable account expenses                                       106,504        14,138         2,578        73,369        49,010
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (4,732)       (2,107)       (1,773)      (58,115)      532,287
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                         850,786        44,843        10,961       713,838     1,157,959
    Cost of investments sold                                    805,451        42,234        15,301       681,876     1,113,059
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 45,335         2,609        (4,340)       31,962        44,900
Distributions from capital gains                                     --            --            --            --            --
Net change in unrealized appreciation
  or depreciation of investments                                366,827        52,873        15,536       238,419      (542,204)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  412,162        55,482        11,196       270,381      (497,304)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    $407,430       $53,375       $ 9,423      $212,266    $   34,983
===============================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
216 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
                                                             FID VIP       FID VIP       FID VIP       FID VIP       FID VIP
                                                             HI INC,      INVEST GR,     MID CAP,      MID CAP,     OVERSEAS,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                    SERV CL 2     SERV CL 2      SERV CL      SERV CL 2      SERV CL
INVESTMENT INCOME
Dividend income                                               $ 323,129    $  537,552    $  605,413    $  688,177      $  8,909
Variable account expenses                                        31,288       504,621       487,881       660,305        23,537
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 291,841        32,931       117,532        27,872       (14,628)
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                         554,089     1,305,096     4,877,756     4,272,680       230,262
    Cost of investments sold                                    551,954     1,320,798     3,094,410     3,131,311       202,150
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  2,135       (15,702)    1,783,346     1,141,369        28,112
Distributions from capital gains                                     --       338,891            --            --         8,019
Net change in unrealized appreciation
  or depreciation of investments                               (284,452)     (290,646)    3,748,858     6,593,576       227,751
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (282,317)       32,543     5,532,204     7,734,945       263,882
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   $   9,524    $   65,474    $5,649,736    $7,762,817      $249,254
===============================================================================================================================



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
                                                             FID VIP     FTVIPT FRANK  FTVIPT FRANK  FTVIPT FRANK  FTVIPT FRANK
                                                            OVERSEAS,      INC SEC,     REAL EST,    RISING DIVD,  SM CAP VAL,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                    SERV CL 2        CL 2          CL 2          CL 2          CL 2
INVESTMENT INCOME
Dividend income                                              $  101,069    $1,024,426    $  215,739      $  5,706    $   81,866
Variable account expenses                                       448,794       432,577       222,810        10,363       149,560
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (347,725)      591,849        (7,071)       (4,657)      (67,694)
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                       2,923,158     3,988,832     2,584,548       124,469     1,179,176
    Cost of investments sold                                  2,589,302     3,617,442     1,909,058       120,481       910,254
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                333,856       371,390       675,490         3,988       268,922
Distributions from capital gains                                101,069        88,911       927,966         3,891        66,221
Net change in unrealized appreciation
  or depreciation of investments                              5,129,979      (999,831)      169,750        15,958       525,596
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                5,564,904      (539,530)    1,773,206        23,837       860,739
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  $5,217,179    $   52,319    $1,766,135      $ 19,180    $  793,045
===============================================================================================================================



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
                                                           FTVIPT FRANK     FTVIPT        FTVIPT        FTVIPT        FTVIPT
                                                            SM MID CAP   MUTUAL SHARES TEMP DEV MKTS   TEMP FOR    TEMP GLOBAL
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                    GRO, CL 2        CL 2       SEC, CL 2     SEC, CL 2     INC, CL 2
INVESTMENT INCOME
Dividend income                                              $       --   $ 1,225,707      $ 15,205    $  289,613   $ 1,711,205
Variable account expenses                                       328,836     1,862,907        15,022       324,475       477,842
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (328,836)     (637,200)          183       (34,862)    1,233,363
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                       3,483,042    12,712,326       257,416     2,278,967       945,107
    Cost of investments sold                                  3,123,823    10,596,577       181,685     1,878,729       960,962
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                359,219     2,115,749        75,731       400,238       (15,855)
Distributions from capital gains                                     --       459,138            --            --            --
Net change in unrealized appreciation
  or depreciation of investments                                785,163    10,128,813       225,299     1,816,402    (2,197,387)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                1,144,382    12,703,700       301,030     2,216,640    (2,213,242)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  $  815,546   $12,066,500      $301,213    $2,181,778   $   979,879)
===============================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
217 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS



                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------
                                                            FTVIPT
                                                           TEMP GRO     GS VIT        GS VIT        GS VIT      GS VIT
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                   SEC, CL 2   CAP GRO    STRUCTD U.S. EQ   INTL EQ   MID CAP VAL
INVESTMENT INCOME
Dividend income                                             $ 26,364   $  1,799          $ 77,714   $ 2,376    $  338,801
Variable account expenses                                     35,997     19,287           136,821    11,056       702,255
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                               (9,633)   (17,488)          (59,107)   (8,680)     (363,454)
=========================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                      299,950    201,324           991,649    67,384     1,983,512
    Cost of investments sold                                 280,637    203,973           903,166    59,739     1,657,356
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments              19,313     (2,649)           88,483     7,645       326,156
Distributions from capital gains                                  --         --                --        --     5,682,799
Net change in unrealized appreciation
  or depreciation of investments                             175,919     33,537           456,069    87,200      (788,686)
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               195,232     30,888           544,552    94,845     5,220,269
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $185,599   $ 13,400          $485,445   $86,165    $4,856,815
=========================================================================================================================



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           ---------------------------------------------------------------------
                                                                         JANUS ASPEN    JANUS ASPEN   JANUS ASPEN   JANUS ASPEN
                                                           JANUS ASPEN   GLOBAL TECH,    INTL GRO,    LG CAP GRO,   MID CAP GRO,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                    BAL, INST        SERV          SERV          SERV           SERV
INVESTMENT INCOME
Dividend income                                             $  216,898       $     --      $ 32,919     $   5,531       $     --
Variable account expenses                                      137,135         11,133        47,546        65,641         33,326
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 79,763        (11,133)      (14,627)      (60,110)       (33,326)
================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                      2,031,049        210,706       438,403       607,129        488,780
    Cost of investments sold                                 1,988,764        303,275       337,019       796,785        627,829
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                42,285        (92,569)      101,384      (189,656)      (139,049)
Distributions from capital gains                                    --             --            --            --             --
Net change in unrealized appreciation
  or depreciation of investments                               466,229        170,086       746,065       347,199        379,255
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 508,514         77,517       847,449       157,543        240,206
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $  588,277       $ 66,384      $832,822     $  97,433       $206,880
================================================================================================================================



                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
                                                           JANUS ASPEN       JPM                                        COL
                                                            WORLD GRO,   U.S. LG CAP    LAZARD         LAZARD       ASSET ALLOC
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                      INST         CORE EQ     RETIRE EQ   RETIRE INTL EQ    VS, CL A
INVESTMENT INCOME
Dividend income                                             $   48,690      $ 21,070     $ 3,417          $ 5,249       $20,776
Variable account expenses                                       51,061        25,907       7,113            8,612        10,113
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (2,371)       (4,837)     (3,696)          (3,363)       10,663
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                         867,917       233,065      46,845           41,034        58,322
   Cost of investments sold                                  1,201,730       228,755      39,518           32,381        45,710
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments              (333,813)        4,310       7,327            8,653        12,612
Distributions from capital gains                                    --            --          --            7,993            --
Net change in unrealized appreciation
  or depreciation of investments                               472,231           396       4,032           35,886        18,743
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 138,418         4,706      11,359           52,532        31,355
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $  136,047      $   (131)    $ 7,663          $49,169       $42,018
===============================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
218 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS



                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------
                                                               COL           COL           MFS            MFS          MFS
                                                           FEDERAL SEC    SM CO GRO   INV GRO STOCK,   INV TRUST,   INV TRUST,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                     VS, CL A     VS, CL A       SERV CL        INIT CL      SERV CL
INVESTMENT INCOME
Dividend income                                                $100,487     $    --       $    8,223     $ 34,637      $ 2,802
Variable account expenses                                        22,688       2,978           69,916       87,431       11,820
Investment income (loss) -- net                                  77,799      (2,978)         (61,693)     (52,794)      (9,018)
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                         181,647      17,949        1,203,943      705,218       46,636
    Cost of investments sold                                    183,827      11,562        1,147,934      660,461       42,311
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (2,180)      6,387           56,009       44,757        4,325
Distributions from capital gains                                  5,848          --               --           --           --
Net change in unrealized appreciation
  or depreciation of investments                                (56,913)        105          170,101      360,590       55,026
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (53,245)      6,492          226,110      405,347       59,351
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    $ 24,554     $ 3,514       $  164,417     $352,553      $50,333
==============================================================================================================================



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           ----------------------------------------------------------------
                                                             MFS        MFS          MFS           MFS             MFS
                                                           NEW DIS,   NEW DIS,    RESEARCH,   TOTAL RETURN,   TOTAL RETURN,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                   INIT CL    SERV CL      INIT CL       INIT CL         SERV CL
INVESTMENT INCOME
Dividend income                                            $     --   $     --   $   15,071         $ 3,760     $ 1,522,595
Variable account expenses                                    48,206     61,199       49,937           2,283       1,077,858
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                             (48,206)   (61,199)     (34,866)          1,477         444,737
===========================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                     610,469    710,921    1,265,299           5,889       7,325,284
    Cost of investments sold                                600,283    673,150    1,337,789           5,351       6,698,437
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             10,186     37,771      (72,490)            538         626,847
Distributions from capital gains                                 --         --           --           7,372       3,274,284
Net change in unrealized appreciation
  or depreciation of investments                            141,505    179,064      249,378          (6,504)     (3,299,795)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                              151,691    216,835      176,888           1,406         601,336
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $103,485   $155,636   $  142,022         $ 2,883     $ 1,046,073
===========================================================================================================================



                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------
                                                              MFS          MFS
                                                           UTILITIES,   UTILITIES,    OPCAP        OPCAP       OPCAP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                    INIT CL      SERV CL        EQ        MANAGED     SM CAP
INVESTMENT INCOME
Dividend income                                            $   76,173     $ 15,894   $  6,081   $   66,939   $      --
Variable account expenses                                     180,658       45,883     19,211       71,101      36,881
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                              (104,485)     (29,989)   (13,130)      (4,162)    (36,881)
======================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                     2,305,960      378,316    330,921    1,723,967     517,901
    Cost of investments sold                                2,013,263      279,745    316,863    1,609,938     446,962
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments              292,697       98,571     14,058      114,029      70,939
Distributions from capital gains                                   --           --         --      180,917     382,126
Net change in unrealized appreciation
  or depreciation of investments                            1,575,004      402,865     70,129     (119,500)   (482,244)
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                              1,867,701      501,436     84,187      175,446     (29,179)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $1,763,216     $471,447   $ 71,057   $  171,284   $ (66,060)
======================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
219 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS



                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
                                                                            OPPEN         OPPEN          OPPEN         OPPEN
                                                              OPPEN      CAP APPR VA,   GLOBAL SEC   GLOBAL SEC VA,    HI INC
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                   CAP APPR VA       SERV           VA            SERV           VA
INVESTMENT INCOME
Dividend income                                             $   45,974     $  202,976     $  3,542       $  102,994   $ 192,906
Variable account expenses                                       66,322        604,007        4,832          170,320      38,928
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (20,348)      (401,031)      (1,290)         (67,326)    153,978
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                      1,046,152      1,345,687      112,799        1,910,150     739,839
    Cost of investments sold                                 1,161,610      1,255,576      105,052        1,579,319     852,984
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments              (115,458)        90,111        7,747          330,831    (113,145)
Distributions from capital gains                                    --             --           --               --          --
Net change in unrealized appreciation
  or depreciation of investments                               283,720      2,331,035       32,880        1,328,488     (23,664)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 168,262      2,421,146       40,627        1,659,319    (136,809)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $  147,914     $2,020,115     $ 39,337       $1,591,993   $  17,169
===============================================================================================================================



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
                                                             OPPEN       OPPEN     OPPEN MAIN ST       OPPEN            OPPEN
                                                           HI INC VA,   MAIN ST      SM CAP VA,    STRATEGIC BOND   STRATEGIC BOND
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                      SERV         VA          SERV              VA            VA, SERV
INVESTMENT INCOME
Dividend income                                             $ 362,291   $  6,670      $       --          $17,087       $2,582,477
Variable account expenses                                      75,349      6,746         118,905            5,434        1,175,002
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                               286,942        (76)       (118,905)          11,653        1,407,475
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                       854,064    111,029       1,154,222           38,887        3,930,786
    Cost of investments sold                                  840,202    117,484         954,420           36,328        3,847,349
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               13,862     (6,455)        199,802            2,559           83,437
Distributions from capital gains                                   --         --         227,518               --               --
Net change in unrealized appreciation
  or depreciation of investments                             (264,085)    25,340         407,454           (9,536)        (619,400)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (250,223)    18,885         834,774           (6,977)        (535,963)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $  36,719   $ 18,809      $  715,869          $ 4,676       $  871,512
==================================================================================================================================



                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------
                                                             PUT VT      PUT VT       PUT VT       PUT VT       PUT VT
                                                            DIV INC,     DIV INC,   GLOBAL EQ,   GRO & INC,   GRO & INC,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                     CL IA       CL IB        CL IA        CL IA        CL IB
INVESTMENT INCOME
Dividend income                                            $  341,528   $ 212,896    $  15,591   $  171,455   $  211,073
Variable account expenses                                      60,119      40,139       20,506      125,144      174,023
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                               281,409     172,757       (4,915)      46,311       37,050
========================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                     1,450,323     604,465      419,832    2,721,585    1,752,458
    Cost of investments sold                                1,584,226     629,176      625,166    2,691,700    1,634,555
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (133,903)    (24,711)    (205,334)      29,885      117,903
Distributions from capital gains                                   --          --           --           --           --
Net change in unrealized appreciation
  or depreciation of investments                              (69,607)   (102,358)     313,999      223,705      347,879
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (203,510)   (127,069)     108,665      253,590      465,782
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   77,899   $  45,688    $ 103,750   $  299,901   $  502,832
========================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
220 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS



                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------
                                                                PUT VT          PUT VT       PUT VT     PUT VT      PUT VT
                                                           HEALTH SCIENCES,    HI YIELD,    HI YIELD,    INC,      INTL EQ,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                        CL IB           CL IA        CL IB      CL IB       CL IB
INVESTMENT INCOME
Dividend income                                                    $  1,568   $  164,104     $110,397   $ 8,546   $  382,004
Variable account expenses                                            40,295       25,245       18,963     3,926      353,029
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (38,727)     138,859       91,434     4,620       28,975
============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                             293,739      771,939      270,705    20,786    3,926,262
    Cost of investments sold                                        256,853    1,005,514      318,018    20,902    3,548,083
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     36,886     (233,575)     (47,313)     (116)     378,179
Distributions from capital gains                                         --           --           --     2,973           --
Net change in unrealized appreciation
  or depreciation of investments                                    313,347      126,346      (22,496)   (5,622)   2,271,294
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      350,233     (107,229)     (69,809)   (2,765)   2,649,473
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        $311,506   $   31,630     $ 21,625   $ 1,855   $2,678,448
============================================================================================================================



                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ----------------------------------------------------------------------
                                                                PUT VT           PUT VT        PUT VT      PUT VT       PUT VT
                                                           INTL GRO & INC,   INTL NEW OPP,    NEW OPP,    RESEARCH,   SM CAP VAL,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                        CL IB            CL IB         CL IA       CL IB        CL IB
INVESTMENT INCOME
Dividend income                                                     $   96        $ 13,818   $   18,157     $ 3,363       $   274
Variable account expenses                                              142          26,665       65,656       5,019         3,193
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        (46)        (12,847)     (47,499)     (1,656)       (2,919)
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                              2,043         290,083    1,437,136      47,681        29,439
    Cost of investments sold                                         1,929         240,025    1,769,093      40,340        27,900
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                       114          50,058     (331,957)      7,341         1,539
Distributions from capital gains                                        --              --           --          --         8,900
Net change in unrealized appreciation
  or depreciation of investments                                     1,139         295,243      736,032       9,341         3,850
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       1,253         345,301      404,075      16,682        14,289
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         $1,207        $332,454   $  356,576     $15,026       $11,370
=================================================================================================================================



                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------
                                                             PUT VT      PUT VT      PUT VT
                                                             VISTA,      VOYAGER,    VOYAGER,      RVS VP       RVS VP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                     CL IB       CL IA        CL IB         BAL        CASH MGMT
INVESTMENT INCOME
Dividend income                                            $       --   $   8,249   $   24,349   $  278,460   $   798,640
Variable account expenses                                     178,466      12,125       49,057      152,486       444,027
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                              (178,466)     (3,876)     (24,708)     125,974       354,613
=========================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                     2,301,244     202,020      632,655    2,722,955    32,303,735
    Cost of investments sold                                2,539,974     313,298    1,108,892    2,989,857    32,303,710
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (238,730)   (111,278)    (476,237)    (266,902)           25
Distributions from capital gains                                   --          --           --      307,907            --
Net change in unrealized appreciation
  or depreciation of investments                            1,741,042     149,548      632,599       75,347            37
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                              1,502,312      38,270      156,362      116,352            62
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $1,323,846   $  34,394   $  131,654   $  242,326   $   354,675
=========================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
221 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           ---------------------------------------------------------------------
                                                              RVS VP        RVS VP        RVS VP        RVS VP        RVS VP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                     DIV BOND     DIV EQ INC    EMER MKTS        GRO       HI YIELD BOND
INVESTMENT INCOME
Dividend income                                              $1,469,112    $  684,762    $   49,635      $  3,119   $ 1,345,508
Variable account expenses                                       551,973       597,495       409,479        12,387       332,865
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 917,139        87,267      (359,844)       (9,268)    1,012,643
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                       9,525,067     3,299,000     1,793,995       113,611    12,314,262
    Cost of investments sold                                  9,578,142     2,838,945     1,545,404       118,100    12,212,618
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (53,075)      460,055       248,591        (4,489)      101,644
Distributions from capital gains                                     --     2,982,754     1,860,975            --            --
Net change in unrealized appreciation
  or depreciation of investments                               (587,354)    2,396,811     6,694,236        71,965      (553,541)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (640,429)    5,839,620     8,803,802        67,476      (451,897)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  $  276,710    $5,926,887    $8,443,958      $ 58,208   $   560,746
===============================================================================================================================



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
                                                              RVS VP        RVS VP        RVS VP        RVS VP        RVS VP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                     INC OPP       INTL OPP     LG CAP EQ     LG CAP VAL   MID CAP GRO
INVESTMENT INCOME
Dividend income                                             $   585,521    $   32,193    $  885,905        $1,595      $     --
Variable account expenses                                       121,169        32,473     1,270,868         1,606        91,416
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 464,352          (280)     (384,963)          (11)      (91,416)
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                      17,205,065       864,977     7,784,744         3,661       883,673
    Cost of investments sold                                 16,747,878     1,077,079     7,832,786         3,529       798,672
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                457,187      (212,102)      (48,042)          132        85,001
Distributions from capital gains                                  1,132            --            --         2,673       325,867
Net change in unrealized appreciation
  or depreciation of investments                               (750,473)      472,564     4,624,491           716       309,565
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (292,154)      260,462     4,576,449         3,521       720,433
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 $   172,198    $  260,182    $4,191,486        $3,510      $629,017
===============================================================================================================================



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
                                                              RVS VP        RVS VP        RVS VP        RVS VP        RVS VP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                     NEW DIM       S&P 500      SELECT VAL   SHORT DURATION SM CAP ADV
INVESTMENT INCOME
Dividend income                                              $  123,887    $  272,910          $ 63    $1,138,662      $     --
Variable account expenses                                       284,978       252,705           135       546,536        74,756
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (161,091)       20,205           (72)      592,126       (74,756)
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                       3,523,641     2,124,653           186     8,480,670       872,927
    Cost of investments sold                                  3,777,272     1,886,571           180     8,661,471       700,301
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (253,631)      238,082             6      (180,801)      172,626
Distributions from capital gains                                     --        49,252           278            --       678,106
Net change in unrealized appreciation
  or depreciation of investments                                367,540       297,189           (79)     (346,242)     (607,912)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  113,909       584,523           205      (527,043)      242,820
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  $  (47,182)   $  604,728          $133    $   65,083      $168,064
===============================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
222 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
                                                              RVS VP        RVS VP        ROYCE         ROYCE        STI CVT
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                    SM CAP VAL   STRATEGY AGGR  MICRO-CAP       SM-CAP       CAP APPR
INVESTMENT INCOME
Dividend income                                              $  112,768    $    3,094      $ 23,099      $     --      $  5,760
Variable account expenses                                       758,443        52,940        68,596        57,358        46,835
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (645,675)      (49,846)      (45,497)      (57,358)      (41,075)
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                       2,129,741     1,046,658       971,685       704,683       199,093
    Cost of investments sold                                  2,046,833     1,730,148       862,677       552,442       193,196
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 82,908      (683,490)      109,008       152,241         5,897
Distributions from capital gains                              4,504,729            --        69,791        39,584            --
Net change in unrealized appreciation
  or depreciation of investments                               (778,333)      984,776       249,211       103,619        30,013
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                3,809,304       301,286       428,010       295,444        35,910
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  $3,163,629    $  251,440      $382,513      $238,086      $ (5,165)
===============================================================================================================================



                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ----------------------------------------------------------------------
                                                                                            STI CVT       STI CVT
                                                             STI CVT        STI CVT         LG CAP        LG CAP       STI CVT
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                     INTL EQ     INVEST GR BOND  RELATIVE VAL     VAL EQ      MID-CAP EQ
INVESTMENT INCOME
Dividend income                                                 $ 2,521       $21,180         $ 5,913       $10,725       $   918
Variable account expenses                                         1,059         8,044           8,576         9,533         2,738
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   1,462        13,136          (2,663)        1,192        (1,820)
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                           3,014        42,679          39,567        67,900        35,285
    Cost of investments sold                                      2,453        42,569          31,900        59,611        30,739
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    561           110           7,667         8,289         4,546
Distributions from capital gains                                     --            --              --            --            --
Net change in unrealized appreciation
  or depreciation of investments                                 11,213        (9,490)         41,010         5,657        22,039
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   11,774        (9,380)         48,677        13,946        26,585
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     $13,236       $ 3,756         $46,014       $15,138       $24,765
=================================================================================================================================



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           ----------------------------------------------------------------------
                                                             STI CVT                     VANK LIT       VANK LIT      VANK UIF
                                                              SM CAP                     COMSTOCK,     GRO & INC,   U.S. REAL EST,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                      VAL EQ     THIRD AVE VAL    CL II         CL II          CL I
INVESTMENT INCOME
Dividend income                                                $ 15,297      $ 69,658    $  630,158      $ 47,522      $ 24,706
Variable account expenses                                        44,046        81,528     1,614,389        73,540        28,393
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (28,749)      (11,870)     (984,231)      (26,018)       (3,687)
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                         372,849       969,758     2,621,155       720,873       458,887
    Cost of investments sold                                    337,654       709,853     2,456,670       607,270       364,280
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 35,195       259,905       164,485       113,603        94,607
Distributions from capital gains                                387,189       113,453     2,182,034       134,190        54,534
Net change in unrealized appreciation
  or depreciation of investments                                 (6,249)      295,530     3,358,241       234,538       159,229
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  416,135       668,888     5,704,760       482,331       308,370
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    $387,386      $657,018    $4,720,529      $456,313      $304,683
===============================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
223 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS



                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ----------------------------------------------------------------------
                                                             VANK UIF                                                  WF ADV VT
                                                           U.S. REAL EST,     WANGER        WANGER      WF ADV VT     C&B LG CAP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                      CL II        INTL SM CAP    U.S. SM CO   ASSET ALLOC       VAL
INVESTMENT INCOME
Dividend income                                                $ 39,386      $  153,390    $       --    $  665,306    $   36,436
Variable account expenses                                        56,365         377,621       395,675       455,955        67,075
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (16,979)       (224,231)     (395,675)      209,351       (30,639)
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                         757,831       1,408,759       849,490     4,015,097     1,096,788
    Cost of investments sold                                    671,198       1,217,659       752,627     3,986,641     1,035,288
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 86,633         191,100        96,863        28,456        61,500
Distributions from capital gains                                 94,606              --            --       707,106            --
Net change in unrealized appreciation
  or depreciation of investments                                419,256       4,622,926     3,021,728       156,150        57,850
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  600,495       4,814,026     3,118,591       891,712       119,350
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    $583,516      $4,589,795    $2,722,916    $1,101,063    $   88,711
=================================================================================================================================



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
                                                            WF ADV VT     WF ADV VT     WF ADV VT     WF ADV VT     WF ADV VT
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                      EQ INC      INTL CORE     LG CO CORE    LG CO GRO     MONEY MKT
INVESTMENT INCOME
Dividend income                                              $  354,609      $ 53,662      $ 12,210    $   74,117    $  285,774
Variable account expenses                                       366,015        39,188        30,564       618,114       162,863
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (11,406)       14,474       (18,354)     (543,997)      122,911
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                       3,269,212       343,556       253,692     5,680,793     6,187,966
    Cost of investments sold                                  2,995,880       304,914       269,303     6,489,267     6,187,962
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                273,332        38,642       (15,611)     (808,474)            4
Distributions from capital gains                                     --        74,819            --            --         2,359
Net change in unrealized appreciation
  or depreciation of investments                                663,572        93,254       (52,983)    3,562,034            --
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  936,904       206,715       (68,594)    2,753,560         2,363
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  $  925,498      $221,189      $(86,948)   $2,209,563    $  125,274
===============================================================================================================================



                                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                                                                    ----------------------------
                                                                                                                    WF ADV VT
                                                                                                      WF ADV VT    TOTAL RETURN
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                                                              SM CAP GRO       BOND
INVESTMENT INCOME
Dividend income                                                                                        $       --    $  733,973
Variable account expenses                                                                                  83,360       309,957
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                                           (83,360)      424,016
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                                                                   934,903     2,868,286
    Cost of investments sold                                                                            1,228,767     2,911,988
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                                         (293,864)      (43,702)
Distributions from capital gains                                                                               --        83,867
Net change in unrealized appreciation
  or depreciation of investments                                                                          629,184      (406,239)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                                            335,320      (366,074)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                            $  251,960    $   57,942
===============================================================================================================================



(1) For the period Feb. 25, 2005 (commencement of operations) to Dec. 31, 2005.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
224 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
                                                        AIM VI          AIM VI          AIM VI          AIM VI          AIM VI
                                                      BASIC VAL,      CAP APPR,       CAP APPR,        CAP DEV,        CAP DEV,
YEAR ENDED DECEMBER 31, 2005                            SER II          SER I           SER II          SER I           SER II
OPERATIONS
Investment income (loss) -- net                      $   (639,441)   $   (232,889)   $    (22,738)   $    (34,227)   $    (34,868)
Net realized gain (loss) on sales of investments          306,661        (276,218)         14,328         116,368          41,680
Distributions from capital gains                          517,557              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                           1,756,682       1,652,252         114,549          73,473         192,860
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             1,941,459       1,143,145         106,139         155,614         199,672
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                             13,059,246          20,921         158,750           2,562         295,052
Net transfers(1)                                        1,074,649        (966,447)         (6,385)        (55,108)        (61,385)
Adjustments to net assets allocated
  to contracts in payout period                                --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges            (1,725,579)     (1,997,248)        (60,189)       (445,144)        (60,908)
    Death benefits                                       (382,405)       (187,745)             --         (49,059)        (12,204)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         12,025,911      (3,130,519)         92,176        (546,749)        160,555
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        32,094,878      19,204,384       1,366,184       2,466,509       2,290,274
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $ 46,062,248    $ 17,217,010    $  1,564,499    $  2,075,374    $  2,650,501
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 27,186,218      28,315,724       1,206,504       2,146,147       1,813,584
Contract purchase payments                             11,243,583          33,639         155,640           7,139         234,005
Net transfers(1)                                          895,678      (1,323,107)         (6,972)        (48,811)        (47,355)
Contract terminations:
    Surrender benefits and contract charges            (1,459,793)     (2,977,789)        (53,066)       (361,160)        (49,819)
    Death benefits                                       (330,278)       (279,109)             --         (40,895)         (7,368)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       37,535,408      23,769,358       1,302,106       1,702,420       1,943,047
=================================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
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


STATEMENTS OF CHANGES IN NET ASSETS



                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
                                                        AIM VI         AIM VI         AIM VI           AIM VI           AIM VI
                                                       CORE EQ,     DEMO TRENDS,     INTL GRO,    MID CAP CORE EQ,   PREMIER EQ,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                 SER I         SER I          SER I            SER II           SER I
OPERATIONS
Investment income (loss) -- net                       $    (1,019)    $  (12,858)    $  (19,824)      $  (99,111)     $  (198,789)
Net realized gain (loss) on sales of investments         (164,861)         5,369         (4,883)          23,982       (1,456,618)
Distributions from capital gains                               --             --             --          254,593               --
Net change in unrealized appreciation or
  depreciation of investments                             316,027         53,437        402,556          281,630        3,026,996
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               150,147         45,948        377,849          461,094        1,371,589
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  3,632            938          4,726        3,796,528           95,510
Net transfers(1)                                         (163,406)      (141,489)       (83,194)         (24,513)      (1,262,450)
Adjustments to net assets allocated
  to contracts in payout period                                --             --             --               --           (6,445)
Contract terminations:
    Surrender benefits and contract charges              (861,491)       (62,613)      (469,195)        (266,168)      (3,426,403)
    Death benefits                                        (82,192)       (44,286)       (42,045)         (49,747)        (448,762)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (1,103,457)      (247,450)      (589,708)       3,456,100       (5,048,550)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         5,069,869      1,192,811      2,791,155        4,305,642       37,302,352
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $ 4,116,559     $  991,309     $2,579,296       $8,222,836      $33,625,391
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  4,187,731      2,110,618      2,222,895        4,000,811       51,708,148
Contract purchase payments                                  2,993          1,663          3,655        3,554,931          200,334
Net transfers(1)                                         (135,749)      (255,967)       (64,186)         (20,927)      (1,709,324)
Contract terminations:
    Surrender benefits and contract charges              (712,318)      (111,228)      (362,902)        (243,240)      (4,746,706)
    Death benefits                                        (68,558)       (73,591)       (33,513)         (45,580)        (591,422)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        3,274,099      1,671,495      1,765,949        7,245,995       44,861,030
=================================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
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


STATEMENTS OF CHANGES IN NET ASSETS



                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
                                                        AIM VI          AB VPS          AB VPS          AB VPS          AB VPS
                                                     PREMIER EQ,     GLOBAL TECH,     GRO & INC,       INTL VAL,     LG CAP GRO,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                SER II           CL B            CL B            CL B            CL B
OPERATIONS
Investment income (loss) -- net                          $ (2,289)    $   (84,890)    $    (1,183)    $  (451,263)    $  (177,364)
Net realized gain (loss) on sales of investments            2,396        (142,771)        434,561         129,527         (97,415)
Distributions from capital gains                               --              --              --         519,625              --
Net change in unrealized appreciation or
  depreciation of investments                              13,339         332,366         587,706       6,649,093       1,958,544
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                13,446         104,705       1,021,084       6,846,982       1,683,765
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    250          58,478         765,213      44,963,389          73,591
Net transfers(1)                                            3,895        (190,204)        183,076      (2,493,779)         44,685
Adjustments to net assets allocated
  to contracts in payout period                                --              --            (796)             --              --
Contract terminations:
    Surrender benefits and contract charges               (17,806)       (233,805)     (1,725,301)     (1,185,325)       (568,794)
    Death benefits                                             --         (80,967)       (187,388)       (204,450)        (98,253)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            (13,661)       (446,498)       (965,196)     41,079,835        (548,771)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           349,359       6,721,652      32,020,505      16,439,213      13,350,993
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $349,144     $ 6,379,859     $32,076,393     $64,366,030     $14,485,987
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    339,827      13,280,216      29,459,200      13,749,624      21,459,011
Contract purchase payments                                    190          77,937         617,757      36,248,396         113,019
Net transfers(1)                                            3,923        (401,314)        101,665      (1,898,181)        (42,277)
Contract terminations:
    Surrender benefits and contract charges               (17,643)       (495,721)     (1,590,069)       (953,526)       (920,840)
    Death benefits                                             --        (182,856)       (168,644)       (164,955)       (161,559)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          326,297      12,278,262      28,419,909      46,981,358      20,447,354
=================================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
227 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
                                                        AB VPS          AB VPS          AC VP            AC VP          AC VP
                                                     BAL SHARES,   U.S. GOVT/HI GR,   INC & GRO,    INFLATION PROT,     INTL,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                 CL B            CL B            CL I            CL II          CL II
OPERATIONS
Investment income (loss) -- net                        $   15,817      $   49,821      $   10,754    $  2,181,428         $  (189)
Net realized gain (loss) on sales of investments            9,033         (10,344)          9,250          (2,302)             58
Distributions from capital gains                               --         110,628              --          25,475              --
Net change in unrealized appreciation or
  depreciation of investments                              10,384        (140,385)         39,881      (2,155,659)          2,691
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                35,234           9,720          59,885          48,942           2,560
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                 97,054          21,518           1,455      79,712,658              --
Net transfers(1)                                          104,710         (13,442)         91,475       4,310,120             (17)
Adjustments to net assets allocated
  to contracts in payout period                                --              --              32              --              --
Contract terminations:
    Surrender benefits and contract charges               (46,338)       (189,890)       (266,474)     (2,492,687)             --
    Death benefits                                             --        (121,251)        (11,922)       (456,401)             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            155,426        (303,065)       (185,434)     81,073,690             (17)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         1,385,969       3,984,241       2,003,510      33,096,835          23,090
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $1,576,629      $3,690,896      $1,877,961    $114,219,467         $25,633
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  1,189,351       3,184,648       1,530,301      31,469,850          19,885
Contract purchase payments                                 85,627          17,818           1,122      75,974,404              --
Net transfers(1)                                           91,007         (10,322)         70,524       4,150,882              --
Contract terminations:
    Surrender benefits and contract charges               (39,006)       (149,398)       (202,859)     (2,405,746)             --
    Death benefits                                             --         (95,070)         (8,899)       (436,804)             --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        1,326,979       2,947,676       1,390,189     108,752,586          19,885
=================================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
228 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
                                                        AC VP            AC VP          AC VP           BARON            COL
                                                        ULTRA,           VAL,            VAL,         CAP ASSET,     SM CAP VAL,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                CL II            CL I           CL II            INS           VS CL B
OPERATIONS
Investment income (loss) -- net                       $  (423,342)     $  (10,820)       $ (2,319)     $  (43,377)       $ (2,020)
Net realized gain (loss) on sales of investments           28,789          52,809          (1,338)        143,142           3,205
Distributions from capital gains                               --         203,749          24,843              --             263
Net change in unrealized appreciation or
  depreciation of investments                           1,402,877        (174,159)        (12,158)        (44,027)          3,390
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             1,008,324          71,579           9,028          55,738           4,838
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                             30,006,680           1,368         140,678             197          36,440
Net transfers(1)                                          593,097         128,485         (11,261)         50,528          (2,622)
Adjustments to net assets allocated
  to contracts in payout period                                --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges              (811,987)       (249,059)        (12,697)       (315,934)        (21,078)
    Death benefits                                       (134,655)         (7,240)             --         (33,082)             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         29,653,135        (126,446)        116,720        (298,291)         12,740
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        11,294,244       2,044,305         147,426       3,022,231         108,274
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $41,955,703      $1,989,438        $273,174      $2,779,678        $125,852
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 10,636,640       1,162,630         134,531       2,038,439          91,344
Contract purchase payments                             29,086,089             781         129,801             124          31,629
Net transfers(1)                                          608,539          74,036         (10,262)         30,179          (2,206)
Contract terminations:
    Surrender benefits and contract charges              (785,347)       (140,940)        (11,657)       (206,550)        (18,080)
    Death benefits                                       (132,742)         (4,182)             --         (21,822)             --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       39,413,179       1,092,325         242,413       1,840,370         102,687
=================================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
229 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
                                                         COL             COL             COL              CS           DREY IP
                                                       HI YIELD,       HI YIELD,      LG CAP GRO,      MID-CAP      MIDCAP STOCK,
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)             VS CL A         VS CL B        VS CL A(2)         GRO            SERV
OPERATIONS
Investment income (loss) -- net                         $  (9,299)    $  (293,874)     $   (4,505)       $ (5,520)       $ (1,610)
Net realized gain (loss) on sales of investments            6,383           3,070            (724)          5,014             758
Distributions from capital gains                               --              --              --              --             401
Net change in unrealized appreciation or
  depreciation of investments                              11,584         514,294          48,483          18,665          10,860
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 8,668         223,490          43,254          18,159          10,409
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    868      15,584,756           1,590              --          42,817
Net transfers(1)                                         (136,894)        609,628       1,151,050         (18,845)         20,332
Adjustments to net assets allocated
  to contracts in payout period                                --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges               (22,266)       (641,448)        (30,017)         (8,149)            (15)
    Death benefits                                             --        (185,668)         (2,686)             --              --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (158,292)     15,367,268       1,119,937         (26,994)         63,134
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           798,339       8,866,793              --         366,435          50,494
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $ 648,715     $24,457,551      $1,163,191        $357,600        $124,037
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    627,922       8,504,179              --         455,376          43,239
Contract purchase payments                                    685      15,012,970           2,031              --          39,125
Net transfers(1)                                         (107,347)        598,515       1,150,356         (21,973)         18,445
Contract terminations:
    Surrender benefits and contract charges               (17,409)       (628,084)        (29,986)         (9,633)            (13)
    Death benefits                                             --        (179,477)         (2,684)             --              --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          503,851      23,308,103       1,119,717         423,770         100,796
=================================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
230 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
                                                        DREY IP          DREY          DREY VIF        DREY VIF        DREY VIF
                                                       TECH GRO,    SOC RESP GRO,        APPR,        DISC STOCK,      INTL VAL,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                 SERV            INIT            SERV            INIT            SERV
OPERATIONS
Investment income (loss) -- net                       $  (172,787)     $  (31,413)       $(10,967)      $  (4,452)       $ (3,845)
Net realized gain (loss) on sales of investments           17,868        (116,449)            898         (24,410)            170
Distributions from capital gains                               --              --              --              --           2,703
Net change in unrealized appreciation or
  depreciation of investments                             988,549         188,758          27,995          41,792          23,553
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               833,630          40,896          17,926          12,930          22,581
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                             11,534,106          23,083         184,769             120         140,184
Net transfers(1)                                           83,773        (106,673)         (8,516)        (66,776)         20,397
Adjustments to net assets allocated
  to contracts in payout period                                --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges              (327,461)       (219,931)         (1,974)         (5,657)         (1,395)
    Death benefits                                        (39,039)         (7,886)             --         (39,572)             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         11,251,379        (311,407)        174,279        (111,885)        159,186
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         4,863,092       2,420,115         537,925         368,255          77,619
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $16,948,101      $2,149,604        $730,130       $ 269,300        $259,386
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  4,725,362       3,768,222         522,579         427,692          66,477
Contract purchase payments                             11,705,914          33,673         179,855             139         122,499
Net transfers(1)                                          120,423        (159,662)         (8,242)        (76,514)         18,313
Contract terminations:
    Surrender benefits and contract charges              (330,426)       (356,891)         (1,491)         (6,496)           (724)
    Death benefits                                        (40,073)        (12,947)             --         (46,345)             --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       16,181,200       3,272,395         692,701         298,476         206,565
=================================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
231 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
                                                                                                         EG VA          EG VA
                                                       DREY VIF         EG VA            EG VA       FUNDAMENTAL     FUNDAMENTAL
                                                     SM CO STOCK         BAL,         CORE BOND,        LG CAP,         LG CAP,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                 INIT            CL 2            CL 2            CL 1            CL 2
OPERATIONS
Investment income (loss) -- net                          $   (448)     $   14,510     $   938,010      $   (2,143)    $   (91,638)
Net realized gain (loss) on sales of investments            2,479          34,024          (3,644)         40,967         189,029
Distributions from capital gains                            1,580              --          10,480              --              --
Net change in unrealized appreciation or
  depreciation of investments                              (3,444)         31,790        (708,751)        125,553       1,577,711
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   167          80,324         236,095         164,377       1,675,102
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    120          16,256      17,804,180           3,441         173,328
Net transfers(1)                                            7,023         126,738       1,923,343         793,158       7,650,524
Adjustments to net assets allocated
 to contracts in payout period                                --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges               (19,525)       (144,490)     (1,389,615)       (107,569)     (1,030,558)
    Death benefits                                             --         (49,459)       (256,557)       (112,047)       (104,938)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            (12,382)        (50,955)     18,081,351         576,983       6,688,356
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            27,011       2,230,594      28,299,874       1,094,740      11,050,211
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $ 14,796      $2,259,963     $46,617,320      $1,836,100     $19,413,669
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     17,470       1,886,004      26,478,073       1,042,505       8,483,607
Contract purchase payments                                     79          14,675      16,830,694           3,167         136,148
Net transfers(1)                                            4,657         108,340       1,803,989         788,617       6,125,477
Contract terminations:
    Surrender benefits and contract charges               (12,589)       (121,106)     (1,297,544)       (100,806)       (771,363)
    Death benefits                                             --         (40,388)       (238,444)       (108,222)        (74,468)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            9,617       1,847,525      43,576,768       1,625,261      13,899,401
=================================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
232 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
                                                        EG VA           EG VA           EG VA           EG VA           EG VA
                                                         GRO,           HI INC,        INTL EQ,        INTL EQ,         OMEGA,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                 CL 2            CL 2            CL 1            CL 2            CL 1
OPERATIONS
Investment income (loss) -- net                       $  (132,029)    $ 1,127,055      $   30,646     $   214,544      $  (45,707)
Net realized gain (loss) on sales of investments          164,161          (5,319)         62,956         364,345          60,330
Distributions from capital gains                               --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                           1,071,790      (1,121,225)        246,913       2,102,360          71,273
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             1,103,922             511         340,515       2,681,249          85,896
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              3,269,270      11,175,706          54,900       6,955,010          33,382
Net transfers(1)                                        4,266,822         (52,834)        441,623        (147,846)       (416,342)
Adjustments to net assets allocated
  to contracts in payout period                                --              --             942              --            (465)
Contract terminations:
    Surrender benefits and contract charges              (408,505)       (935,486)        (79,212)       (838,151)       (295,288)
    Death benefits                                        (66,998)       (197,315)       (102,048)        (90,016)       (131,860)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          7,060,589       9,990,071         316,205       5,878,997        (810,573)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         4,587,507      15,564,815       2,036,129      15,026,596       4,991,436
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $12,752,018     $25,555,397      $2,692,849     $23,586,842      $4,266,759
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  3,182,719      12,567,029       1,654,717      10,746,737       6,723,093
Contract purchase payments                              2,460,101       9,609,843          44,547       5,116,449          46,912
Net transfers(1)                                        3,485,941             549         351,536         (97,286)       (575,739)
Contract terminations:
    Surrender benefits and contract charges              (293,782)       (762,640)        (62,516)       (586,265)       (408,708)
    Death benefits                                        (45,040)       (160,616)        (79,461)        (59,393)       (182,223)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        8,789,939      21,254,165       1,908,823      15,120,242       5,603,335
=================================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
233 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
                                                        EG VA           EG VA           EG VA           EG VA           EG VA
                                                        OMEGA,       SPECIAL VAL,    SPECIAL VAL,   STRATEGIC INC,  STRATEGIC INC,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                 CL 2            CL 1            CL 2            CL 1            CL 2
OPERATIONS
Investment income (loss) -- net                       $  (308,257)    $   (21,921)    $  (106,754)     $  251,459     $ 1,452,883
Net realized gain (loss) on sales of investments          168,978         262,512         358,755          36,599          (2,413)
Distributions from capital gains                               --       1,130,327       1,957,402          53,641         345,582
Net change in unrealized appreciation or
  depreciation of investments                             965,262        (403,319)       (597,085)       (449,090)     (2,556,005)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               825,983         967,599       1,612,318        (107,391)       (759,953)
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                             10,482,809         133,297       1,202,183         128,613      16,166,354
Net transfers(1)                                          257,232         434,592         444,763       1,214,646       1,528,052
Adjustments to net assets allocated
  to contracts in payout period                                --              --              --          (5,185)             --
Contract terminations:
    Surrender benefits and contract charges              (986,637)       (542,248)       (594,493)       (393,682)     (1,196,063)
    Death benefits                                       (151,018)       (211,857)       (210,748)       (183,674)       (264,092)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          9,602,386        (186,216)        841,705         760,718      16,234,251
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        17,904,716      10,440,328      17,159,655       5,813,219      25,811,336
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $28,333,085     $11,221,711     $19,613,678      $6,466,546     $41,285,634
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 13,573,718       5,818,355      12,026,506       3,754,390      20,586,418
Contract purchase payments                              8,687,338          71,859         898,426          84,943      13,695,538
Net transfers(1)                                          212,492         233,636         278,923         804,572       1,260,036
Contract terminations:
    Surrender benefits and contract charges              (778,546)       (292,683)       (404,471)       (259,046)       (977,796)
    Death benefits                                       (114,452)       (115,626)       (138,468)       (120,508)       (208,596)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       21,580,550       5,715,541      12,660,916       4,264,351      34,355,600
=================================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
234 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
                                                       FID VIP         FID VIP         FID VIP         FID VIP         FID VIP
                                                         BAL,            BAL,         CONTRAFUND,     CONTRAFUND,     DYN APPR,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)               SERV CL        SERV CL 2        SERV CL        SERV CL 2       SERV CL 2
OPERATIONS
Investment income (loss) -- net                          $  6,655        $  2,659     $  (180,211)   $ (1,826,250)     $  (20,080)
Net realized gain (loss) on sales of investments            2,141           1,644         515,035         805,362          17,435
Distributions from capital gains                              380             218           3,199          16,247              --
Net change in unrealized appreciation or
  depreciation of investments                              13,656           7,121       2,222,339      20,991,097         261,032
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                22,832          11,642       2,560,362      19,986,456         258,387
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  4,189           1,200         172,993     100,882,614             230
Net transfers(1)                                            5,326          35,615       1,193,938      (2,531,940)         35,376
Adjustments to net assets allocated
  to contracts in payout period                                --              --            (630)             --              --
Contract terminations:
    Surrender benefits and contract charges               (23,448)         (5,067)     (1,172,188)     (4,741,325)        (74,589)
    Death benefits                                         (4,329)             --        (187,904)       (853,202)        (11,023)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            (18,262)         31,748           6,209      92,756,147         (50,006)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           543,395         245,936      16,919,086      79,466,669       1,411,119
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $547,965        $289,326     $19,485,657    $192,209,272      $1,619,500
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    535,214         230,411      15,533,155      62,225,363       1,319,453
Contract purchase payments                                  4,143           1,101         154,001      76,855,564             205
Net transfers(1)                                            5,312          34,041       1,018,216      (1,897,792)         30,536
Contract terminations:
    Surrender benefits and contract charges               (22,947)         (4,646)     (1,043,878)     (3,571,306)        (67,455)
    Death benefits                                         (4,285)             --        (167,904)       (640,906)        (10,815)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          517,437         260,907      15,493,590     132,970,923       1,271,924
=================================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
235 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
                                                       FID VIP         FID VIP         FID VIP         FID VIP         FID VIP
                                                      GRO & INC,      GRO & INC,         GRO,            GRO,          HI INC,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)               SERV CL         SERV CL 2       SERV CL        SERV CL 2        SERV CL
OPERATIONS
Investment income (loss) -- net                        $   (4,732)       $ (2,107)       $ (1,773)     $  (58,115)     $  532,287
Net realized gain (loss) on sales of investments           45,335           2,609          (4,340)         31,962          44,900
Distributions from capital gains                               --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                             366,827          52,873          15,536         238,419        (542,204)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               407,430          53,375           9,423         212,266          34,983
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                 22,464           6,183              --         176,929          27,579
Net transfers(1)                                           (4,145)         85,553           3,682          86,750        (595,224)
Adjustments to net assets allocated
  to contracts in payout period                                --              --              --              --          (2,675)
Contract terminations:
    Surrender benefits and contract charges              (355,327)        (30,946)         (2,674)       (276,539)       (329,983)
    Death benefits                                        (89,067)             --              --        (113,761)        (92,699)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (426,075)         60,790           1,008        (126,621)       (993,002)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         7,298,849         852,182         214,575       5,452,476       4,554,670
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $7,280,204        $966,347        $225,006      $5,538,121      $3,596,651
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  7,794,442         802,765         280,473       5,258,422       4,554,967
Contract purchase payments                                 24,419           5,887              --         172,035          28,170
Net transfers(1)                                             (345)         79,715           4,761          99,915        (604,326)
Contract terminations:
    Surrender benefits and contract charges              (380,577)        (28,616)         (3,579)       (260,209)       (333,817)
    Death benefits                                        (97,639)             --              --        (123,187)        (94,707)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        7,340,300         859,751         281,655       5,146,976       3,550,287
=================================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
236 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
                                                       FID VIP         FID VIP         FID VIP         FID VIP         FID VIP
                                                        HI INC,       INVEST GR,       MID CAP,        MID CAP,       OVERSEAS,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)              SERV CL 2       SERV CL 2        SERV CL        SERV CL 2        SERV CL
OPERATIONS
Investment income (loss) -- net                        $  291,841     $    32,931     $   117,532     $    27,872      $  (14,628)
Net realized gain (loss) on sales of investments            2,135         (15,702)      1,783,346       1,141,369          28,112
Distributions from capital gains                               --         338,891              --              --           8,019
Net change in unrealized appreciation or
  depreciation of investments                            (284,452)       (290,646)      3,748,858       6,593,576         227,751
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 9,524          65,474       5,649,736       7,762,817         249,254
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  1,854      37,451,291         156,967      16,587,574           1,650
Net transfers(1)                                         (158,740)      1,695,940        (595,841)        860,639          55,850
Adjustments to net assets allocated
  to contracts in payout period                                --              --          (5,524)             --              --
Contract terminations:
    Surrender benefits and contract charges              (220,301)     (1,064,736)     (2,167,732)     (1,893,752)       (131,341)
    Death benefits                                        (55,205)       (268,888)       (519,632)       (541,094)         (4,748)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (432,392)     37,813,607      (3,131,762)     15,013,367         (78,589)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         2,418,821      12,898,102      36,010,835      39,968,594       1,554,854
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $1,995,953     $50,777,183     $38,528,809     $62,744,778      $1,725,519
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  1,935,229      12,495,802      19,740,119      26,173,888       1,907,244
Contract purchase payments                                  1,496      36,276,565          79,639      11,063,862           2,057
Net transfers(1)                                         (129,621)      1,680,324        (324,051)        518,162          65,440
Contract terminations:
    Surrender benefits and contract charges              (178,416)     (1,067,443)     (1,117,257)     (1,181,613)       (159,863)
    Death benefits                                        (44,282)       (261,367)       (254,866)       (327,701)         (5,783)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        1,584,406      49,123,881      18,123,584      36,246,598       1,809,095
=================================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
237 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
                                                       FID VIP       FTVIPT FRANK    FTVIPT FRANK    FTVIPT FRANK    FTVIPT FRANK
                                                       OVERSEAS,       INC SEC,        REAL EST,     RISING DIVD,    SM CAP VAL,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)              SERV CL 2          CL 2            CL 2            CL 2            CL 2
OPERATIONS
Investment income (loss) -- net                       $  (347,725)    $   591,849     $    (7,071)       $ (4,657)    $   (67,694)
Net realized gain (loss) on sales of investments          333,856         371,390         675,490           3,988         268,922
Distributions from capital gains                          101,069          88,911         927,966           3,891          66,221
Net change in unrealized appreciation or
  depreciation of investments                           5,129,979        (999,831)        169,750          15,958         525,596
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             5,217,179          52,319       1,766,135          19,180         793,045
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                             15,335,433       4,885,164       1,503,563         338,342         275,119
Net transfers(1)                                       (1,639,506)      2,062,797         107,447         (24,439)      1,202,863
Adjustments to net assets allocated
  to contracts in payout period                                --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges            (1,014,025)     (2,305,126)     (1,389,132)        (30,265)       (449,699)
    Death benefits                                       (134,295)       (312,704)       (133,490)             --         (88,746)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         12,547,607       4,330,131          88,388         283,638         939,537
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        16,647,191      25,848,490      14,435,605         395,637      10,450,460
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $34,411,977     $30,230,940     $16,290,128        $698,455     $12,183,042
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 13,724,085      18,267,961       6,630,622         361,894       7,470,393
Contract purchase payments                             12,676,575       4,022,573         776,559         316,488         166,687
Net transfers(1)                                       (1,299,290)      1,555,428          54,138         (21,338)        804,842
Contract terminations:
    Surrender benefits and contract charges              (826,390)     (1,728,668)       (635,564)        (27,352)       (322,727)
    Death benefits                                       (116,952)       (199,381)        (62,296)             --         (70,765)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       24,158,028      21,917,913       6,763,459         629,692       8,048,430
=================================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
238 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
                                                     FTVIPT FRANK        FTVIPT          FTVIP          FTVIPT          FTVIPT
                                                      SM MID CAP     MUTUAL SHARES   TEMP DEV MKTS     TEMP FOR      TEMP GLOBAL
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)              GRO, CL 2        SEC, CL 2       SEC, CL 2      SEC, CL 2       INC, CL 2
OPERATIONS
Investment income (loss) -- net                       $  (328,836)   $   (637,200)     $      183     $   (34,862)    $ 1,233,363
Net realized gain (loss) on sales of investments          359,219       2,115,749          75,731         400,238         (15,855)
Distributions from capital gains                               --         459,138              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                             785,163      10,128,813         225,299       1,816,402      (2,197,387)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               815,546      12,066,500         301,213       2,181,778        (979,879)
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                410,444       2,848,860           3,307         479,599      31,034,011
Net transfers(1)                                         (541,966)      2,041,107         441,112       2,707,210       2,337,582
Adjustments to net assets allocated
  to contracts in payout period                            (1,832)             --          (5,566)             --              --
Contract terminations:
    Surrender benefits and contract charges            (1,432,575)     (7,058,775)        (62,479)       (995,016)     (1,011,452)
    Death benefits                                       (192,699)     (1,673,540)        (93,917)       (219,553)       (194,620)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (1,758,628)     (3,842,348)        282,457       1,972,240      32,165,521
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        26,323,932     134,344,217       1,074,693      23,257,427      13,997,067
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $25,380,850    $142,568,369      $1,658,363     $27,411,445     $45,182,709
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 35,803,577      95,432,224         712,742      20,608,919      12,064,323
Contract purchase payments                                494,156       2,054,913           2,002         394,934      27,772,746
Net transfers(1)                                         (882,782)      1,465,616         271,778       2,328,050       2,122,151
Contract terminations:
    Surrender benefits and contract charges            (2,021,575)     (4,914,492)        (40,456)       (886,209)       (919,727)
    Death benefits                                       (281,866)     (1,142,352)        (62,239)       (200,951)       (176,148)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       33,111,510      92,895,909         883,827      22,244,743      40,863,345
=================================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
239 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
                                                        FTVIPT
                                                       TEMP GRO         GS VIT          GS VIT          GS VIT          GS VIT
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)              SEC, CL 2        CAP GRO      STRUCTD U.S. EQ    INTL EQ       MID CAP VAL
OPERATIONS
Investment income (loss) -- net                        $   (9,633)     $  (17,488)    $   (59,107)       $ (8,680)    $  (363,454)
Net realized gain (loss) on sales of investments           19,313          (2,649)         88,483           7,645         326,156
Distributions from capital gains                               --              --              --              --       5,682,799
Net change in unrealized appreciation or
  depreciation of investments                             175,919          33,537         456,069          87,200        (788,686)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               185,599          13,400         485,445          86,165       4,856,815
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              1,119,595             288         181,922              --      33,620,275
Net transfers(1)                                          187,211         (73,629)        730,404          84,472        (305,790)
Adjustments to net assets allocated
  to contracts in payout period                                --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges              (210,182)        (62,714)       (642,264)        (16,392)     (1,855,987)
    Death benefits                                             --         (16,774)       (128,661)        (13,429)       (212,814)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          1,096,624        (152,829)        141,401          54,651      31,245,684
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         1,424,291       1,353,292       9,889,951         674,623      27,785,783
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $2,706,514      $1,213,863     $10,516,797        $815,439     $63,888,282
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  1,269,143       1,695,163      10,966,049         827,428      16,020,440
Contract purchase payments                                996,803             388         207,917              --      21,607,207
Net transfers(1)                                          167,800         (96,528)        795,708          87,260        (408,040)
Contract terminations:
    Surrender benefits and contract charges              (180,908)        (79,803)       (693,383)        (18,511)     (1,013,570)
    Death benefits                                             --         (21,808)       (148,158)        (14,813)       (119,085)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        2,252,838       1,497,412      11,128,133         881,364      36,086,952
=================================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
240 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
                                                                     JANUS ASPEN     JANUS ASPEN     JANUS ASPEN     JANUS ASPEN
                                                     JANUS ASPEN     GLOBAL TECH,      INTL GRO,     LG CAP GRO,     MID CAP GRO,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)              BAL, INST          SERV            SERV            SERV            SERV
OPERATIONS
Investment income (loss) -- net                       $    79,763      $  (11,133)     $  (14,627)     $  (60,110)     $  (33,326)
Net realized gain (loss) on sales of investments           42,285         (92,569)        101,384        (189,656)       (139,049)
Distributions from capital gains                               --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                             466,229         170,086         746,065         347,199         379,255
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               588,277          66,384         832,822          97,433         206,880
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  9,104           1,742           4,235           6,497           5,110
Net transfers(1)                                          103,345          21,480         (57,850)       (150,159)       (190,429)
Adjustments to net assets allocated
  to contracts in payout period                                --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges            (1,787,013)       (121,738)       (177,935)       (287,798)       (201,705)
    Death benefits                                        (87,841)         (2,433)         (2,656)        (23,281)        (27,586)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (1,762,405)       (100,949)       (234,206)       (454,741)       (414,610)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        10,540,042         853,005       2,983,447       4,652,908       2,443,855
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $ 9,365,914      $  818,440      $3,582,063      $4,295,600      $2,236,125
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  6,201,942       2,429,395       4,679,352       8,026,297       5,694,303
Contract purchase payments                                  5,292           5,390           5,461          11,206          11,243
Net transfers(1)                                           62,733          47,945        (111,994)       (260,411)       (455,594)
Contract terminations:
    Surrender benefits and contract charges            (1,042,321)       (357,513)       (260,881)       (499,742)       (474,545)
    Death benefits                                        (50,570)         (6,948)         (3,532)        (39,370)        (53,039)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        5,177,076       2,118,269       4,308,406       7,237,980       4,722,368
=================================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
241 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       --------------------------------------------------------------------------
                                                      JANUS ASPEN         JPM                                             COL
                                                       WORLD GRO,     U.S. LG CAP         LAZARD          LAZARD       ASSET ALLOC
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                 INST           CORE EQ         RETIRE EQ     RETIRE INTL EQ     VS, CL A
OPERATIONS
Investment income (loss) -- net                        $   (2,371)     $   (4,837)       $ (3,696)       $ (3,363)       $ 10,663
Net realized gain (loss) on sales of investments         (333,813)          4,310           7,327           8,653          12,612
Distributions from capital gains                               --              --              --           7,993              --
Net change in unrealized appreciation or
  depreciation of investments                             472,231             396           4,032          35,886          18,743
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               136,047            (131)          7,663          49,169          42,018
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  3,124          24,036             680              --           5,646
Net transfers(1)                                         (179,448)         86,110          (1,497)         38,184           1,420
Adjustments to net assets allocated
  to contracts in payout period                                --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges              (585,083)        (90,644)        (25,218)        (17,926)        (41,102)
    Death benefits                                        (40,337)        (36,987)             --          (2,262)         (4,499)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (801,744)        (17,485)        (26,035)         17,996         (38,535)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         4,128,191       1,761,267         479,136         545,711         834,359
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $3,462,494      $1,743,651        $460,764        $612,876        $837,842
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  3,304,251       2,161,069         453,318         610,877         639,717
Contract purchase payments                                  2,487          29,241             662              --           4,264
Net transfers(1)                                         (146,442)        108,661          (2,432)         41,373           1,084
Contract terminations:
    Surrender benefits and contract charges              (474,468)       (112,413)        (24,146)        (20,175)        (31,184)
    Death benefits                                        (32,791)        (46,193)             --          (2,465)         (3,411)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        2,653,037       2,140,365         427,402         629,610         610,470
=================================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
242 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       --------------------------------------------------------------------------
                                                          COL              COL             MFS            MFS             MFS
                                                      FEDERAL SEC       SM CO GRO     INV GRO STOCK,   INV TRUST,      INV TRUST,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)               VS, CL A         VS, CL A        SERV CL         INIT CL         SERV CL
OPERATIONS
Investment income (loss) -- net                        $   77,799        $ (2,978)     $  (61,693)     $  (52,794)       $ (9,018)
Net realized gain (loss) on sales of investments           (2,180)          6,387          56,009          44,757           4,325
Distributions from capital gains                            5,848              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                             (56,913)            105         170,101         360,590          55,026
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                24,554           3,514         164,417         352,553          50,333
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  2,295             468         124,944          58,048           4,095
Net transfers(1)                                           12,246          (1,950)       (439,543)        (25,350)         34,197
Adjustments to net assets allocated
  to contracts in payout period                                --              --            (369)             --              --
Contract terminations:
    Surrender benefits and contract charges              (109,652)        (10,826)       (385,995)       (393,230)        (26,716)
    Death benefits                                         (6,503)             --         (77,946)        (55,684)             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (101,614)        (12,308)       (778,909)       (416,216)         11,576
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         1,895,574         260,041       5,907,346       6,422,143         874,071
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $1,818,514        $251,247      $5,292,854      $6,358,480        $935,980
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  1,822,993         157,369       8,304,991       7,336,720         966,998
Contract purchase payments                                  2,203             294         132,030          65,840           4,282
Net transfers(1)                                           11,623          (1,125)       (553,740)        (28,276)         34,139
Contract terminations:
    Surrender benefits and contract charges              (104,588)         (6,671)       (545,926)       (446,885)        (28,965)
    Death benefits                                         (6,214)             --        (117,724)        (62,675)             --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        1,726,017         149,867       7,219,631       6,864,724         976,454
=================================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
243 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       --------------------------------------------------------------------------
                                                          MFS             MFS             MFS              MFS            MFS
                                                        NEW DIS,        NEW DIS,        RESEARCH,     TOTAL RETURN,  TOTAL RETURN,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                INIT CL         SERV CL         INIT CL         INIT CL        SERV CL
OPERATIONS
Investment income (loss) -- net                        $  (48,206)     $  (61,199)     $  (34,866)       $  1,477     $   444,737
Net realized gain (loss) on sales of investments           10,186          37,771         (72,490)            538         626,847
Distributions from capital gains                               --              --              --           7,372       3,274,284
Net change in unrealized appreciation or
  depreciation of investments                             141,505         179,064         249,378          (6,504)     (3,299,795)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               103,485         155,636         142,022           2,883       1,046,073
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                 24,206          90,839          22,070          17,900       2,228,201
Net transfers(1)                                         (279,087)        (18,466)       (767,196)          3,570       4,128,038
Adjustments to net assets allocated
  to contracts in payout period                                --            (410)             --              --              --
Contract terminations:
    Surrender benefits and contract charges              (211,514)       (291,000)       (270,353)         (5,291)     (4,224,031)
    Death benefits                                        (27,713)        (63,563)        (92,687)             --        (966,282)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (494,108)       (282,600)     (1,108,166)         16,179       1,165,926
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         3,517,189       5,143,223       3,978,975         187,722      81,332,074
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $3,126,566      $5,016,259      $3,012,831        $206,784     $83,544,073
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  3,899,427       5,596,262       4,974,853         139,867      64,614,750
Contract purchase payments                                 21,034         101,571          24,141          13,138       1,840,833
Net transfers(1)                                         (363,350)        (31,698)       (976,944)          2,605       3,248,451
Contract terminations:
    Surrender benefits and contract charges              (240,010)       (302,999)       (349,930)         (3,920)     (3,349,882)
    Death benefits                                        (32,752)        (72,999)       (118,600)             --        (790,218)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        3,284,349       5,290,137       3,553,520         151,690      65,563,934
=================================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
244 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       --------------------------------------------------------------------------
                                                          MFS             MFS
                                                       UTILITIES,      UTILITIES,        OPCAP           OPCAP           OPCAP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                INIT CL         SERV CL            EQ           MANAGED          SM CAP
OPERATIONS
Investment income (loss) -- net                       $  (104,485)     $  (29,989)     $  (13,130)    $    (4,162)     $  (36,881)
Net realized gain (loss) on sales of investments          292,697          98,571          14,058         114,029          70,939
Distributions from capital gains                               --              --              --         180,917         382,126
Net change in unrealized appreciation or
  depreciation of investments                           1,575,004         402,865          70,129        (119,500)       (482,244)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             1,763,216         471,447          71,057         171,284         (66,060)
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                 92,119         114,573           2,164           4,776           2,886
Net transfers(1)                                         (233,582)        308,693          20,701          71,796          96,783
Adjustments to net assets allocated
  to contracts in payout period                                --              --              --            (574)             92
Contract terminations:
    Surrender benefits and contract charges            (1,139,770)        (85,843)       (270,960)     (1,568,452)       (467,403)
    Death benefits                                       (166,101)        (96,422)         (8,818)        (60,409)        (17,202)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (1,447,334)        241,001        (256,913)     (1,552,863)       (384,844)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        12,289,001       2,965,747       1,470,745       5,949,125       2,997,119
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $12,604,883      $3,678,195      $1,284,889     $ 4,567,546      $2,546,215
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 12,636,674       2,097,958       1,138,804       2,612,847       1,780,842
Contract purchase payments                                 91,610          83,086           1,651           2,079           1,831
Net transfers(1)                                         (222,810)        203,993          16,564          29,400          61,612
Contract terminations:
    Surrender benefits and contract charges            (1,139,720)        (56,014)       (207,801)       (686,431)       (300,017)
    Death benefits                                       (153,249)        (84,894)         (6,734)        (26,146)        (11,377)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       11,212,505       2,244,129         942,484       1,931,749       1,532,891
=================================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
245 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       --------------------------------------------------------------------------
                                                                         OPPEN           OPPEN           OPPEN           OPPEN
                                                         OPPEN        CAP APPR VA,     GLOBAL SEC    GLOBAL SEC VA,      HI INC
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)              CAP APPR VA         SERV             VA             SERV             VA
OPERATIONS
Investment income (loss) -- net                        $  (20,348)     $ (401,031)       $ (1,290)    $   (67,326)     $  153,978
Net realized gain (loss) on sales of investments         (115,458)         90,111           7,747         330,831        (113,145)
Distributions from capital gains                               --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                             283,720       2,331,035          32,880       1,328,488         (23,664)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               147,914       2,020,115          39,337       1,591,993          17,169
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  7,936      31,839,931              --         929,040           3,328
Net transfers(1)                                           28,080         768,134          15,408       1,953,304          66,670
Adjustments to net assets allocated
  to contracts in payout period                               112              --              --              --              99
Contract terminations:
    Surrender benefits and contract charges              (890,861)     (1,381,651)        (49,896)       (839,171)       (630,799)
    Death benefits                                        (32,227)       (225,554)        (55,939)       (110,423)        (18,597)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (886,960)     31,000,860         (90,427)      1,932,750        (579,299)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         5,203,792      23,048,712         359,288      11,189,974       3,044,558
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $4,464,746     $56,069,687        $308,198     $14,714,717      $2,482,428
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  3,602,269      19,928,086         218,715       8,636,968       2,446,721
Contract purchase payments                                  5,552      27,998,372              --         703,544           2,675
Net transfers(1)                                           20,491         702,272           9,162       1,470,995          52,415
Contract terminations:
    Surrender benefits and contract charges              (623,916)     (1,213,659)        (28,821)       (638,550)       (509,503)
    Death benefits                                        (22,374)       (192,916)        (32,597)        (90,275)        (14,981)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        2,982,022      47,222,155         166,459      10,082,682       1,977,327
=================================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
246 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
                                                         OPPEN           OPPEN        OPPEN MAIN ST      OPPEN           OPPEN
                                                       HI INC VA,       MAIN ST         SM CAP VA,    STRATEGIC BOND  STRATEGIC BOND
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                  SERV             VA             SERV             VA           VA, SERV
OPERATIONS
Investment income (loss) -- net                        $  286,942       $     (76)     $ (118,905)       $ 11,653      $1,407,475
Net realized gain (loss) on sales of investments           13,862          (6,455)        199,802           2,559          83,437
Distributions from capital gains                               --              --         227,518              --              --
Net change in unrealized appreciation or
  depreciation of investments                            (264,085)         25,340         407,454          (9,536)       (619,400)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                36,719          18,809         715,869           4,676         871,512
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                 48,079             240         397,840              --      46,517,918
Net transfers(1)                                          109,662         (34,982)        343,406          34,495       4,594,360
Adjustments to net assets allocated
  to contracts in payout period                                --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges              (395,132)        (23,893)       (530,501)        (33,425)     (3,419,490)
    Death benefits                                       (111,186)        (45,578)       (124,640)             --        (740,735)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (348,577)       (104,213)         86,105           1,070      46,952,053
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         5,860,446         531,996       8,530,850         394,351      51,868,463
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $5,548,588       $ 446,592      $9,332,824        $400,097     $99,692,028
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  4,721,607         559,506       6,139,264         275,092      42,872,502
Contract purchase payments                                 38,687             252         296,286              --      40,094,206
Net transfers(1)                                           82,982         (36,258)        244,972          23,924       3,837,477
Contract terminations:
    Surrender benefits and contract charges              (316,517)        (25,735)       (383,901)        (23,342)     (2,865,700)
    Death benefits                                        (89,291)        (48,308)        (96,496)             --        (605,397)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        4,437,468         449,457       6,200,125         275,674      83,333,088
=================================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
247 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
                                                        PUT VT          PUT VT          PUT VT          PUT VT          PUT VT
                                                       DIV INC,        DIV INC,       GLOBAL EQ,      GRO & INC,      GRO & INC,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                CL IA           CL IB           CL IA           CL IA           CL IB
OPERATIONS
Investment income (loss) -- net                        $  281,409      $  172,757      $   (4,915)    $    46,311     $    37,050
Net realized gain (loss) on sales of investments         (133,903)        (24,711)       (205,334)         29,885         117,903
Distributions from capital gains                               --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                             (69,607)       (102,358)        313,999         223,705         347,879
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                77,899          45,688         103,750         299,901         502,832
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  4,692           5,238           2,052          10,080          71,105
Net transfers(1)                                           54,231          85,988         (43,280)         61,130         162,612
Adjustments to net assets allocated
  to contracts in payout period                              (966)             --              --            (763)          1,226
Contract terminations:
    Surrender benefits and contract charges            (1,325,174)       (451,634)       (352,446)     (2,591,899)       (893,718)
    Death benefits                                        (46,006)        (58,870)         (5,908)        (64,052)       (289,519)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (1,313,223)       (419,278)       (399,582)     (2,585,504)       (948,294)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         5,013,746       3,069,986       1,654,925      10,424,697      13,763,480
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $3,778,422      $2,696,396      $1,359,093     $ 8,139,094     $13,318,018
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  2,899,120       2,282,623       1,504,105       4,457,301      11,820,670
Contract purchase payments                                  2,695           3,884           1,841           4,281          62,198
Net transfers(1)                                           30,946          63,577         (38,557)         25,496         129,986
Contract terminations:
    Surrender benefits and contract charges              (762,113)       (333,532)       (313,667)     (1,114,820)       (739,255)
    Death benefits                                        (26,428)        (43,647)         (5,376)        (27,286)       (245,644)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        2,144,220       1,972,905       1,148,346       3,344,972      11,027,955
=================================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
248 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
                                                        PUT VT          PUT VT          PUT VT          PUT VT          PUT VT
                                                   HEALTH SCIENCES,   HI YIELD,       HI YIELD,          INC,          INTL EQ,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                CL IB           CL IA           CL IB           CL IB           CL IB
OPERATIONS
Investment income (loss) -- net                        $  (38,727)     $  138,859      $   91,434        $  4,620     $    28,975
Net realized gain (loss) on sales of investments           36,886        (233,575)        (47,313)           (116)        378,179
Distributions from capital gains                               --              --              --           2,973              --
Net change in unrealized appreciation or
  depreciation of investments                             313,347         126,346         (22,496)         (5,622)      2,271,294
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               311,506          31,630          21,625           1,855       2,678,448
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                147,735           2,487           1,666              --         213,812
Net transfers(1)                                          108,639         (27,499)          1,532          61,599         163,966
Adjustments to net assets allocated
  to contracts in payout period                                --            (371)             31              --          (2,234)
Contract terminations:
    Surrender benefits and contract charges              (184,493)       (694,927)       (209,398)         (9,506)     (2,227,136)
    Death benefits                                             --         (19,043)         (8,078)         (7,722)       (143,418)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             71,881        (739,353)       (214,247)         44,371      (1,995,010)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         2,659,586       2,236,617       1,472,519         211,373      26,369,076
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $3,042,973      $1,528,894      $1,279,897        $257,599     $27,052,514
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  2,401,141       1,299,578       1,138,767         183,493      29,460,000
Contract purchase payments                                127,378           1,436           1,291              --         202,644
Net transfers(1)                                           95,706         (16,010)          1,247          55,438         266,026
Contract terminations:
    Surrender benefits and contract charges              (162,921)       (403,543)       (161,466)         (7,649)     (2,802,710)
    Death benefits                                             --         (11,046)         (6,249)         (6,978)       (170,882)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        2,461,304         870,415         973,590         224,304      26,955,078
=================================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
249 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
                                                          PUT VT         PUT VT         PUT VT          PUT VT          PUT VT
                                                     INTL GRO & INC,  INTL NEW OPP,     NEW OPP,       RESEARCH,      SM CAP VAL,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                  CL IB          CL IB           CL IA           CL IB          CL IB
OPERATIONS
Investment income (loss) -- net                              $   (46)    $  (12,847)   $   (47,499)       $ (1,656)      $ (2,919)
Net realized gain (loss) on sales of investments                 114         50,058       (331,957)          7,341          1,539
Distributions from capital gains                                  --             --             --              --          8,900
Net change in unrealized appreciation or
  depreciation of investments                                  1,139        295,243        736,032           9,341          3,850
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    1,207        332,454        356,576          15,026         11,370
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        --          1,437          7,786           9,286        205,140
Net transfers(1)                                               2,908         53,724       (117,555)          9,539         42,228
Adjustments to net assets allocated
  to contracts in payout period                                   --             --          5,950              --             --
Contract terminations:
    Surrender benefits and contract charges                   (1,827)      (155,592)    (1,232,640)        (35,485)       (14,284)
    Death benefits                                                --        (12,845)       (32,424)             --         (6,075)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 1,081       (113,276)    (1,368,883)        (16,660)       227,009
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                8,086      2,107,728      5,431,988         403,963        150,584
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                    $10,374     $2,326,906    $ 4,419,681        $402,329       $388,963
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                         6,979      3,042,800      2,927,630         375,014        125,638
Contract purchase payments                                        --          1,832          4,159           8,433        166,724
Net transfers(1)                                               2,565         71,165        (62,497)          8,936         35,096
    Contract terminations:
    Surrender benefits and contract charges                   (1,588)      (224,439)      (664,809)        (32,400)       (11,677)
Death benefits                                                    --        (18,334)       (17,237)             --         (4,806)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                               7,956      2,873,024      2,187,246         359,983        310,975
==================================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
250 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
                                                        PUT VT          PUT VT          PUT VT
                                                        VISTA,         VOYAGER,        VOYAGER,         RVS VP          RVS VP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                CL IB           CL IA           CL IB            BAL           CASH MGMT
OPERATIONS
Investment income (loss) -- net                       $  (178,466)      $  (3,876)     $  (24,708)    $   125,974    $    354,613
Net realized gain (loss) on sales of investments         (238,730)       (111,278)       (476,237)       (266,902)             25
Distributions from capital gains                               --              --              --         307,907              --
Net change in unrealized appreciation or
  depreciation of investments                           1,741,042         149,548         632,599          75,347              37
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             1,323,846          34,394         131,654         242,326         354,675
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                 74,987           1,762           3,792          18,816      14,077,791
Net transfers(1)                                         (522,430)           (554)       (150,954)        406,864      (7,509,899)
Adjustments to net assets allocated to contracts in
  payout period                                            (1,725)            (66)             29            (855)          2,049
Contract terminations:
  Surrender benefits and contract charges              (1,146,404)       (182,207)       (345,341)     (2,224,160)     (6,950,709)
  Death benefits                                         (247,315)         (4,202)        (58,203)       (190,459)       (823,993)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (1,842,887)       (185,267)       (550,677)     (1,989,794)     (1,204,761)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        13,950,031         970,675       3,861,544      11,890,217      29,764,154
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $13,430,990       $ 819,802      $3,442,521     $10,142,749    $ 28,914,068
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 23,064,963         746,982       3,108,016       8,243,871      27,672,800
Contract purchase payments                                121,715           1,373           3,099          14,409      14,176,200
Net transfers(1)                                         (841,925)           (387)       (122,309)        241,692       3,512,426
Contract terminations:
  Surrender benefits and contract charges              (1,978,057)       (140,903)       (281,347)     (1,277,872)    (17,975,507)
  Death benefits                                         (406,990)         (3,257)        (49,107)       (132,827)       (728,955)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       19,959,706         603,808       2,658,352       7,089,273      26,656,964
=================================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
251 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
                                                        RVS VP          RVS VP          RVS VP          RVS VP         RVS VP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)               DIV BOND       DIV EQ INC       EMER MKTS         GRO        HI YIELD BOND
OPERATIONS
Investment income (loss) -- net                       $   917,139     $    87,267     $  (359,844)     $   (9,268)    $ 1,012,643
Net realized gain (loss) on sales of investments          (53,075)        460,055         248,591          (4,489)        101,644
Distributions from capital gains                               --       2,982,754       1,860,975              --              --
Net change in unrealized appreciation or
  depreciation of investments                            (587,354)      2,396,811       6,694,236          71,965        (553,541)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               276,710       5,926,887       8,443,958          58,208         560,746
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                529,800      65,366,710      28,887,494          60,148      17,140,277
Net transfers(1)                                          815,055       2,026,407      (4,056,595)         12,136      (2,392,391)
Adjustments to net assets allocated to contracts in
  payout period                                            (1,009)             --              --              --              13
Contract terminations:
    Surrender benefits and contract charges            (3,372,464)     (1,556,664)       (772,038)        (75,974)     (1,662,259)
    Death benefits                                       (492,031)       (192,521)       (115,334)         (7,369)       (205,009)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (2,520,649)     65,643,932      23,943,527         (11,059)     12,880,631
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        40,366,906      17,311,663      11,078,368         799,824      15,491,954
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $38,122,967     $88,882,482     $43,465,853      $  846,973     $28,933,331
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 31,737,238      12,503,822       9,385,791       1,450,031      13,630,806
Contract purchase payments                                447,504      47,446,555      22,225,473          79,162      15,324,701
Net transfers(1)                                          588,076       1,523,732      (2,969,685)         15,910      (2,072,441)
Contract terminations:
    Surrender benefits and contract charges            (2,340,502)     (1,104,241)       (587,862)       (130,778)     (1,447,021)
    Death benefits                                       (389,256)       (136,959)        (88,430)         (5,473)       (182,034)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       30,043,060      60,232,909      27,965,287       1,408,852      25,254,011
=================================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
252 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
                                                        RVS VP          RVS VP         RVS VP           RVS VP         RVS VP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)               INC OPP         INTL OPP       LG CAP EQ       LG CAP VAL     MID CAP GRO
OPERATIONS
Investment income (loss) -- net                      $    464,352      $     (280)    $  (384,963)       $    (11)     $  (91,416)
Net realized gain (loss) on sales of investments          457,187        (212,102)        (48,042)            132          85,001
Distributions from capital gains                            1,132              --              --           2,673         325,867
Net change in unrealized appreciation or
  depreciation of investments                            (750,473)        472,564       4,624,491             716         309,565
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               172,198         260,182       4,191,486           3,510         629,017
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                378,303         127,631      34,339,403          66,129       2,588,697
Net transfers(1)                                          (26,302)        (45,726)       (953,656)            919        (380,118)
Adjustments to net assets allocated to contracts in
  payout period                                                --            (378)           (500)             --              --
Contract terminations:
    Surrender benefits and contract charges           (16,838,641)       (465,326)     (4,550,687)         (2,131)       (196,865)
    Death benefits                                             --         (13,324)       (560,941)             --         (30,357)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (16,486,640)       (397,123)     28,273,619          64,917       1,981,357
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        16,390,419       2,515,079      53,074,582          48,534       3,591,571
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $     75,977      $2,378,138     $85,539,687        $116,961      $6,201,945
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 15,060,228       1,983,475      57,069,558          43,176       2,931,488
Contract purchase payments                                 24,474         109,953      38,960,123          60,250       2,212,982
Net transfers(1)                                          (24,426)        (35,951)       (908,854)            840        (299,046)
Contract terminations:
    Surrender benefits and contract charges           (15,008,229)       (361,796)     (4,490,721)         (1,540)       (159,938)
    Death benefits                                             --         (10,127)       (626,494)             --         (25,380)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           52,047       1,685,554      90,003,612         102,726       4,660,106
=================================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
253 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
                                                        RVS VP          RVS VP          RVS VP          RVS VP          RVS VP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)               NEW DIM          S&P 500       SELECT VAL    SHORT DURATION    SM CAP ADV
OPERATIONS
Investment income (loss) -- net                       $  (161,091)    $    20,205         $   (72)     $   592,126     $  (74,756)
Net realized gain (loss) on sales of investments         (253,631)        238,082               6         (180,801)       172,626
Distributions from capital gains                               --          49,252             278               --        678,106
Net change in unrealized appreciation or
  depreciation of investments                             367,540         297,189             (79)        (346,242)      (607,912)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               (47,182)        604,728             133           65,083        168,064
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                336,988         709,468          15,400        7,940,354         34,446
Net transfers(1)                                           72,182         292,906             (16)      (1,094,492)       141,447
Adjustments to net assets allocated to contracts in
  payout period                                            (6,128)         (4,831)             --               --             --
Contract terminations:
    Surrender benefits and contract charges            (1,461,562)       (835,101)            (56)      (3,758,711)      (407,660)
    Death benefits                                       (281,549)        (91,759)             --         (419,079)       (72,867)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (1,340,069)         70,683          15,328        2,668,072       (304,634)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        21,999,494      19,455,002           2,772       38,866,027      5,495,689
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $20,612,243     $20,130,413         $18,233      $41,599,182     $5,359,119
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 26,604,994      20,888,467           1,504       34,306,842      4,473,779
Contract purchase payments                                460,762         633,084          14,314        7,517,886         30,315
Net transfers(1)                                          110,115         267,143              --         (944,913)        96,856
Contract terminations:
    Surrender benefits and contract charges            (1,801,312)       (904,068)             --       (3,310,853)      (320,217)
    Death benefits                                       (339,310)        (92,627)             --         (366,816)       (59,216)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       25,035,249      20,791,999          15,818       37,202,146      4,221,517
=================================================================================================================================



See accompanying notes to financial statements


--------------------------------------------------------------------------------
254 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
                                                        RVS VP          RVS VP          ROYCE           ROYCE          STI CVT
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)              SM CAP VAL     STRATEGY AGGR    MICRO-CAP         SM-CAP         CAP APPR
OPERATIONS
Investment income (loss) -- net                       $  (645,675)      $  (49,846)    $  (45,497)     $  (57,358)     $  (41,075)
Net realized gain (loss) on sales of investments           82,908         (683,490)       109,008         152,241           5,897
Distributions from capital gains                        4,504,729               --         69,791          39,584              --
Net change in unrealized appreciation or
  depreciation of investments                            (778,333)         984,776        249,211         103,619          30,013
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             3,163,629          251,440        382,513         238,086          (5,165)
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                             44,069,502            4,789         10,773           9,819       2,713,381
Net transfers(1)                                          332,790          (93,658)      (503,047)       (263,769)        190,550
Adjustments to net assets allocated to contracts in
  payout period                                                --             (334)            --              --              --
Contract terminations:
    Surrender benefits and contract charges            (1,629,305)        (840,098)      (349,585)       (225,874)       (129,144)
    Death benefits                                       (326,334)         (23,157)       (32,289)        (15,193)        (12,580)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         42,446,653         (952,458)      (874,148)       (495,017)      2,762,207
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        24,692,902        4,314,816      4,985,920       3,997,218       2,086,171
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $70,303,184       $3,613,798     $4,494,285      $3,740,287      $4,843,213
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 19,541,886        3,193,515      2,287,386       1,743,366       1,750,871
Contract purchase payments                             35,760,750            3,564          4,553           4,075       2,448,381
Net transfers(1)                                          311,501          (68,033)      (243,798)       (116,321)        174,303
Contract terminations:
    Surrender benefits and contract charges            (1,302,797)        (627,538)      (160,535)        (96,529)       (113,055)
    Death benefits                                       (267,171)         (17,377)       (15,258)         (7,352)        (12,284)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       54,044,169        2,484,131      1,872,348       1,527,239       4,248,216
=================================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
255 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
                                                                                       STI CVT         STI CVT
                                                       STI CVT        STI CVT           LG CAP          LG CAP         STI CVT
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)               INTL EQ      INVEST GR BOND   RELATIVE VAL       VAL EQ        MID-CAP EQ
OPERATIONS
Investment income (loss) -- net                          $  1,462       $ 13,136         $ (2,663)       $  1,192        $ (1,820)
Net realized gain (loss) on sales of investments              561            110            7,667           8,289           4,546
Distributions from capital gains                               --             --               --              --              --
Net change in unrealized appreciation or
  depreciation of investments                              11,213         (9,490)          41,010           5,657          22,039
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                13,236          3,756           46,014          15,138          24,765
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                 42,889          2,620           12,661          13,359             379
Net transfers(1)                                           46,285         35,669           97,629          32,677         (14,158)
Adjustments to net assets allocated to contracts in
  payout period                                                --             --               --              --              --
Contract terminations:
  Surrender benefits and contract charges                    (451)       (17,456)         (14,710)        (29,481)         (2,657)
  Death benefits                                               --        (14,886)          (8,117)             --              --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             88,723          5,947           87,463          16,555         (16,436)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            41,042        535,705          547,212         635,003         206,187
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $143,001       $545,408         $680,689        $666,696        $214,516
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     24,004        510,775          402,633         447,647         140,888
Contract purchase payments                                 25,605          2,549            8,468           9,973             247
Net transfers(1)                                           26,413         33,930           69,069          23,297          (9,058)
Contract terminations:
  Surrender benefits and contract charges                    (227)       (16,578)          (9,810)        (20,311)         (1,691)
  Death benefits                                               --        (14,198)          (5,311)             --              --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           75,795        516,478          465,049         460,606         130,386
=================================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
256 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
                                                       STI CVT                        VANK LIT       VANK LIT        VANK UIF
                                                        SM CAP                        COMSTOCK,     GRO & INC,     U.S. REAL EST,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                VAL EQ      THIRD AVE VAL      CL II          CL II            CL I
OPERATIONS
Investment income (loss) -- net                        $  (28,749)     $  (11,870)  $   (984,231)    $  (26,018)       $   (3,687)
Net realized gain (loss) on sales of investments           35,195         259,905        164,485        113,603            94,607
Distributions from capital gains                          387,189         113,453      2,182,034        134,190            54,534
Net change in unrealized appreciation or
  depreciation of investments                              (6,249)        295,530      3,358,241        234,538           159,229
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               387,386         657,018      4,720,529        456,313           304,683
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              1,974,927           6,380    106,078,979        165,815            23,412
Net transfers(1)                                         (147,573)        809,736      3,831,048        185,459           (85,929)
Adjustments to net assets allocated to contracts in
  payout period                                                --             255             --             --                --
Contract terminations:
    Surrender benefits and contract charges              (110,507)       (556,750)    (3,319,219)      (271,403)          (28,583)
    Death benefits                                        (36,269)       (139,739)      (733,652)      (137,432)          (24,964)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          1,680,578         119,882    105,857,156        (57,561)         (116,064)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         1,987,798       5,190,415     51,758,869      5,381,767         2,081,900
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $4,055,762      $5,967,315   $162,336,554     $5,780,519        $2,270,519
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  1,361,878       2,369,349     38,968,513      3,970,169         1,200,661
Contract purchase payments                              1,403,951           2,918     82,673,095        120,119            13,481
Net transfers(1)                                         (102,089)        337,892      2,879,596        140,572           (49,525)
Contract terminations:
    Surrender benefits and contract charges               (74,526)       (247,844)    (2,566,890)      (197,116)          (15,851)
    Death benefits                                        (25,515)        (62,827)      (550,612)       (96,328)          (12,309)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        2,563,699       2,399,488    121,403,702      3,937,416         1,136,457
=================================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
257 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
                                                       VANK UIF                                                       WF ADV VT
                                                     U.S. REAL EST,     WANGER          WANGER        WF ADV VT      C&B LG CAP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                 CL II        INTL SM CAP     U.S. SM CO    ASSET ALLOC          VAL
OPERATIONS
Investment income (loss) -- net                          $  (16,979)   $  (224,231)   $  (395,675)   $   209,351      $  (30,639)
Net realized gain (loss) on sales of investments             86,633        191,100         96,863         28,456          61,500
Distributions from capital gains                             94,606             --             --        707,106              --
Net change in unrealized appreciation or
  depreciation of investments                               419,256      4,622,926      3,021,728        156,150          57,850
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 583,516      4,589,795      2,722,916      1,101,063          88,711
================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                2,616,840     23,550,822     26,000,788        287,342          71,044
Net transfers(1)                                           (360,575)    (1,528,749)      (774,776)      (340,143)        643,875
Adjustments to net assets allocated to contracts in
  payout period                                                  --             --             --         15,838              --
Contract terminations:
  Surrender benefits and contract charges                  (139,390)      (766,990)      (881,506)    (2,511,299)       (948,179)
  Death benefits                                            (41,351)      (138,979)      (116,197)      (191,582)         (8,064)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            2,075,524     21,116,104     24,228,309     (2,739,844)       (241,324)
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           1,802,995     11,135,475     11,757,746     33,485,146       4,662,873
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $4,462,035    $36,841,374    $38,708,971    $31,846,365      $4,510,260
================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    1,311,069      9,987,906      9,792,140     33,126,317       4,563,552
Contract purchase payments                                1,886,613     18,487,634     21,429,589        262,310          70,305
Net transfers(1)                                           (241,629)    (1,165,821)      (618,444)      (340,570)        637,437
Contract terminations:
  Surrender benefits and contract charges                   (99,899)      (618,972)      (698,633)    (2,468,118)       (924,076)
  Death benefits                                            (27,958)      (117,122)       (95,096)      (190,077)         (7,827)
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          2,828,196     26,573,625     29,809,556     30,389,862       4,339,391
================================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
258 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
                                                      WF ADV VT       WF ADV VT       WF ADV VT       WF ADV VT       WF ADV VT
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)               EQ INC         INTL CORE       LG CO CORE      LG CO GRO       MONEY MKT
OPERATIONS
Investment income (loss) -- net                       $   (11,406)     $   14,474      $  (18,354)    $  (543,997)    $   122,911
Net realized gain (loss) on sales of investments          273,332          38,642         (15,611)       (808,474)              4
Distributions from capital gains                               --          74,819              --              --           2,359
Net change in unrealized appreciation or
  depreciation of investments                             663,572          93,254         (52,983)      3,562,034              --
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               925,498         221,189         (86,948)      2,209,563         125,274
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              4,530,693          26,490           5,556      17,841,186       2,565,247
Net transfers(1)                                         (371,279)        190,065          84,796        (985,280)       (632,045)
Adjustments to net assets allocated to contracts in
  payout period                                                --              --              --              --          (8,026)
Contract terminations:
    Surrender benefits and contract charges            (1,614,279)       (161,873)       (163,029)     (3,106,450)     (2,028,510)
    Death benefits                                       (137,631)        (33,519)        (32,686)       (482,865)       (128,129)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          2,407,504          21,163        (105,363)     13,266,591        (231,463)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        21,529,601       2,686,807       2,335,583      37,475,361      11,366,999
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $24,862,603      $2,929,159      $2,143,272     $52,951,515     $11,260,810
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 18,931,554       3,414,954       3,514,736      54,367,554      10,934,897
Contract purchase payments                              4,027,308          33,930           5,821      21,827,041       2,549,968
Net transfers(1)                                         (327,130)        237,048         132,527      (1,451,506)       (484,336)
Contract terminations:
    Surrender benefits and contract charges            (1,402,025)       (203,167)       (258,177)     (4,624,990)     (2,095,566)
    Death benefits                                       (117,976)        (40,746)        (54,094)       (724,217)       (123,747)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       21,111,731       3,442,019       3,340,813      69,393,882      10,781,216
=================================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
259 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                                         ------------------------------
                                                                                            WF ADV VT
                                                                           WF ADV VT      TOTAL RETURN
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                                   SM CAP GRO         BOND
OPERATIONS
Investment income (loss) -- net                                            $   (83,360)     $   424,016
Net realized gain (loss) on sales of investments                              (293,864)         (43,702)
Distributions from capital gains                                                    --           83,867
Net change in unrealized appreciation or
  depreciation of investments                                                  629,184         (406,239)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                    251,960           57,942
=======================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                      42,517       13,240,885
Net transfers(1)                                                              (116,336)        (180,665)
Adjustments to net assets allocated to contracts in payout period                   --               --
Contract terminations:
    Surrender benefits and contract charges                                   (577,086)      (1,358,533)
    Death benefits                                                             (60,635)        (128,979)
-------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                (711,540)      11,572,708
-------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                              6,389,004       14,552,923
-------------------------------------------------------------------------------------------------------
Net assets at end of year                                                  $ 5,929,424      $26,183,573
=======================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                      16,045,385       11,723,456
Contract purchase payments                                                     110,989       11,372,566
Net transfers(1)                                                              (299,694)         (54,737)
Contract terminations:
    Surrender benefits and contract charges                                 (1,482,442)      (1,086,040)
    Death benefits                                                            (163,065)        (110,347)
-------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                            14,211,173       21,844,898
=======================================================================================================



(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.
(2)  For the period Feb. 25, 2005 (commencement of operations) to Dec. 31, 2005.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
260 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                    --------------------------------------------------------------------------
                                                       AIM VI          AIM VI          AIM VI          AIM VI          AIM VI
                                                      BASIC VAL,      CAP APPR,       CAP APPR,       CAP DEV,        CAP DEV,
YEAR ENDED DECEMBER 31, 2004                            SER II         SER I           SER II          SER II           SER I
OPERATIONS
Investment income (loss) -- net                       $  (262,230)    $  (266,821)  $  (15,955)     $  (37,490)     $  (20,862)
Net realized gain (loss) on sales of investments           95,134        (472,727)       6,093          49,085          17,105
Distributions from capital gains                               --              --           --              --              --
Net change in unrealized appreciation or
  depreciation of investments                           2,571,220       1,639,622       73,982         290,407         232,873
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             2,404,124         900,074       64,120         302,002         229,116
==============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                             17,833,692         519,523      491,640          43,661         629,646
Net transfers(1)                                        2,290,889        (180,964)     197,343         (70,762)        426,583
Adjustments to net assets allocated to contracts
  in payout period                                             --              --           --              --              --
Contract terminations:
    Surrender benefits and contract charges              (626,889)     (1,129,091)     (65,248)       (207,169)        (14,754)
    Death benefits                                        (18,499)       (341,852)          --        (154,837)             --
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         19,479,193      (1,132,384)     623,735        (389,107)      1,041,475
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        10,211,561      19,436,694      678,329       2,553,614       1,019,683
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $32,094,878     $19,204,384   $1,366,184      $2,466,509      $2,290,274
==============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  9,588,573      30,258,022      617,061       2,561,973         946,588
Contract purchase payments                             16,154,989         879,501      480,343          45,709         520,639
Net transfers(1)                                        2,018,653        (423,957)     165,221         (75,953)        359,434
Contract terminations:
    Surrender benefits and contract charges              (559,594)     (1,824,638)     (56,121)       (211,667)        (13,077)
    Death benefits                                        (16,403)       (573,204)          --        (173,915)             --
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       27,186,218      28,315,724    1,206,504       2,146,147       1,813,584
==============================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
261 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                    ----------------------------------------------------------------------------
                                                       AIM VI         AIM VI         AIM VI         AIM VI            AIM VI
                                                      CORE EQ,     DEMO TRENDS,    INTL GRO,     MID CAP CORE EQ,   PREMIER EQ,
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)              SER I         SER I         SER I           SER II(2)          SER I
OPERATIONS
Investment income (loss) -- net                       $  (25,334)    $  (14,925)    $  (21,985)        $  (19,841)   $  (351,918)
Net realized gain (loss) on sales of investments        (191,060)       (16,534)      (135,678)            (3,570)    (1,910,018)
Distributions from capital gains                              --             --             --            169,693             --
Net change in unrealized appreciation or
  depreciation of investments                            582,516        108,673        698,666            105,899      3,744,608
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              366,122         77,214        541,003            252,181      1,482,672
================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                18,495            784          7,188          4,042,133        150,539
Net transfers(1)                                        (126,744)       (42,349)      (150,101)            39,419     (1,689,036)
Adjustments to net assets allocated to contracts
  in payout period                                            --             --             --                 --         (6,024)
Contract terminations:
     Surrender benefits and contract charges            (660,289)       (33,743)      (409,163)           (26,549)    (2,204,516)
     Death benefits                                      (51,812)       (87,429)       (20,348)            (1,542)      (833,196)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (820,350)      (162,737)      (572,424)         4,053,461     (4,582,233)
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        5,524,097      1,278,334      2,822,576                 --     40,401,913
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $5,069,869     $1,192,811     $2,791,155         $4,305,642    $37,302,352
================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 4,902,906      2,418,504      2,748,442                 --     58,295,203
Contract purchase payments                                16,217          1,774          6,604          3,986,787        238,709
Net transfers(1)                                        (109,103)       (85,426)      (137,855)            39,746     (2,543,123)
Contract terminations:
     Surrender benefits and contract charges            (577,133)       (62,610)      (375,444)           (24,167)    (3,028,382)
     Death benefits                                      (45,156)      (161,624)       (18,852)            (1,555)    (1,254,259)
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       4,187,731      2,110,618      2,222,895          4,000,811     51,708,148
================================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
262 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                    ------------------------------------------------------------------------
                                                        AIM VI        AB VPS         AB VPS         AB VPS          AB VPS
                                                     PREMIER EQ,   GLOBAL TECH,    GRO & INC,     INTL VAL,      LG CAP GRO,
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)              SER II         CL B           CL B         CL B(2)           CL B
OPERATIONS
Investment income (loss) -- net                         $ (2,536)   $   (90,746)   $  (152,805)   $   (72,135)   $  (177,066)
Net realized gain (loss) on sales of investments           1,770       (288,754)       273,367          9,738       (492,486)
Distributions from capital gains                              --             --             --          3,061             --
Net change in unrealized appreciation or
  depreciation of investments                             14,988        586,624      2,683,430      2,088,141      1,516,297
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               14,222        207,124      2,803,992      2,028,805        846,745
============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               125,887        496,409      2,427,689     15,078,985        536,892
Net transfers(1)                                          86,340         82,190      2,857,269       (540,573)      (363,639)
Adjustments to net assets allocated to contracts
  in payout period                                            --             --           (776)            --             --
Contract terminations:
    Surrender benefits and contract charges              (32,503)      (318,890)    (1,626,022)       (94,494)      (613,562)
    Death benefits                                            --       (100,400)      (445,849)       (33,510)      (310,113)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           179,724        159,309      3,212,311     14,410,408       (750,422)
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          155,413      6,355,219     26,004,202             --     13,254,670
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $349,359    $ 6,721,652    $32,020,505    $16,439,213    $13,350,993
============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   160,485     13,781,733     26,622,413             --     23,218,966
Contract purchase payments                               122,725        630,481      2,133,071     14,355,361        686,436
Net transfers(1)                                          83,732       (192,576)     2,753,149       (486,861)      (800,557)
Contract terminations:
    Surrender benefits and contract charges              (27,115)      (696,235)    (1,606,415)       (85,357)    (1,080,530)
    Death benefits                                            --       (243,187)      (443,018)       (33,519)      (565,304)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         339,827     13,280,216     29,459,200     13,749,624     21,459,011
============================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
263 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                    ----------------------------------------------------------------------
                                                      AB VPS          AB VPS          AC VP          AC VP         AC VP
                                                    BAL SHARES,  U.S. GOVT/HI GR,  INC & GRO,   INFLATION PROT,    INTL,
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)             CL B            CL B           CL I         CL II(2)       CL II(2)
OPERATIONS
Investment income (loss) -- net                      $   10,667        $   47,928  $      942       $   157,682    $  (126)
Net realized gain (loss) on sales of investments          7,447             7,023     (20,910)           18,122         23
Distributions from capital gains                             --           116,494          --                --         --
Net change in unrealized appreciation or
  depreciation of investments                            64,163           (90,344)    229,202           432,359      3,190
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              82,277            81,101     209,234           608,163      3,087
==========================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              380,775           142,754       2,293        32,553,468     20,109
Net transfers(1)                                        173,703           (30,544)     25,231           203,708         --
Adjustments to net assets allocated to contracts
  in payout period                                           --                --          --                --         --
Contract terminations:
    Surrender benefits and contract charges             (34,224)         (208,899)   (231,566)         (231,965)      (106)
    Death benefits                                           --           (22,822)    (22,554)          (36,539)        --
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          520,254          (119,511)   (226,596)       32,488,672     20,003
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         783,438         4,022,651   2,020,872                --         --
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $1,385,969        $3,984,241  $2,003,510       $33,096,835    $23,090
==========================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  719,430         3,277,578   1,719,773                --         --
Contract purchase payments                              343,222           114,192       1,919        31,519,230     19,885
Net transfers(1)                                        157,325           (22,188)     19,968           190,281         --
Contract terminations:
    Surrender benefits and contract charges             (30,626)         (166,874)   (192,557)         (203,152)        --
    Death benefits                                           --           (18,060)    (18,802)          (36,509)        --
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      1,189,351         3,184,648   1,530,301        31,469,850     19,885
==========================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
264 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                    ------------------------------------------------------------------------
                                                       AC VP          AC VP          AC VP          BARON          COL
                                                       ULTRA,          VAL,           VAL,        CAP ASSET,    SM CAP VAL,
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)            CL II(2)         CL I         CL II(2)         INS         VS CL B(2)
OPERATIONS
Investment income (loss) -- net                      $   (54,482)    $   (7,604)      $   (594)    $  (41,682)      $   (280)
Net realized gain (loss) on sales of investments         (18,033)        72,835             41        147,524            480
Distributions from capital gains                              --         15,806             --             --          2,379
Net change in unrealized appreciation or
  depreciation of investments                            826,332        156,461          9,836        469,805         10,908
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              753,817        237,498          9,283        575,647         13,487
============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            10,487,160          3,182        136,201         43,554         81,724
Net transfers(1)                                         124,363         52,882          2,260        250,987         13,533
Adjustments to net assets allocated to contracts
  in payout period                                            --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges              (65,899)      (210,838)          (318)      (506,356)          (470)
    Death benefits                                        (5,197)       (35,393)            --        (59,825)            --
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        10,540,427       (190,167)       138,143       (271,640)        94,787
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               --      1,996,974             --      2,718,224             --
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $11,294,244     $2,044,305       $147,426     $3,022,231       $108,274
============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        --      1,280,375             --      2,271,146             --
Contract purchase payments                            10,579,471          1,970        132,516         35,766         76,441
Net transfers(1)                                         126,786         32,294          2,015        182,993         14,903
Contract terminations:
    Surrender benefits and contract charges              (64,240)      (130,352)            --       (403,435)            --
    Death benefits                                        (5,377)       (21,657)            --        (48,031)            --
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      10,636,640      1,162,630        134,531      2,038,439         91,344
============================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
265 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                    --------------------------------------------------------------------------
                                                        COL            COL                          DREY IP          DREY IP
                                                     HI YIELD,      HI YIELD,          CS        MIDCAP STOCK,      TECH GRO,
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)            VS CL A       VS CL B(2)     MID-CAP GRO      SERV(2)          SERV(2)
OPERATIONS
Investment income (loss) -- net                         $ 31,477     $  240,684      $  (7,285)        $  (151)     $  (23,850)
Net realized gain (loss) on sales of investments           1,520         15,749         19,128             617         (25,981)
Distributions from capital gains                              --             --             --           1,166              --
Net change in unrealized appreciation or
  depreciation of investments                              9,991        (48,883)        28,498           3,420         412,740
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               42,988        207,550         40,341           5,052         362,909
==============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                 2,333      8,668,402             --          22,997       4,561,148
Net transfers(1)                                         171,233         69,199       (139,506)         22,882         (20,460)
Adjustments to net assets allocated to contracts
  in payout period                                            --             --             --              --              --
Contract terminations:
    Surrender benefits and contract charges              (27,673)       (78,358)       (19,888)           (437)        (28,445)
    Death benefits                                        (8,515)            --             --              --         (12,060)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           137,378      8,659,243       (159,394)         45,442       4,500,183
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          617,973             --        485,488              --              --
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $798,339     $8,866,793      $ 366,435         $50,494      $4,863,092
==============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   513,940             --        664,151              --              --
Contract purchase payments                                 1,904      8,497,651             --          20,891       4,775,655
Net transfers(1)                                         141,339         65,357       (181,665)         22,348          (9,529)
Contract terminations:
    Surrender benefits and contract charges              (22,560)       (58,829)       (27,110)             --         (27,180)
    Death benefits                                        (6,701)            --             --              --         (13,584)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         627,922      8,504,179        455,376          43,239       4,725,362
==============================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
266 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                    --------------------------------------------------------------------------
                                                        DREY          DREY VIF       DREY VIF       DREY VIF       DREY VIF
                                                    SOC RESP GRO,      APPR,       DISC STOCK,      INTL VAL,    SM CO STOCK,
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)              INIT           SERV(2)         INIT          SERV(2)         INIT
OPERATIONS
Investment income (loss) -- net                        $  (23,694)       $  4,600      $    (281)       $   242        $  (344)
Net realized gain (loss) on sales of investments         (111,688)             52        (40,960)            33            408
Distributions from capital gains                               --              --             --            800          1,611
Net change in unrealized appreciation or
  depreciation of investments                             239,676          19,766         64,460          2,805          2,198
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               104,294          24,418         23,219          3,880          3,873
==============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                180,684         481,020            120         58,763            120
Net transfers(1)                                          (55,507)         33,181       (124,738)        15,194           (127)
Adjustments to net assets allocated to contracts
  in payout period                                             --              --             --             --             --
Contract terminations:
    Surrender benefits and contract charges               (95,374)           (694)        (6,204)          (218)           (19)
    Death benefits                                        (28,308)             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              1,495         513,507       (130,822)        73,739            (26)
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         2,314,326              --        475,858             --         23,164
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $2,420,115        $537,925      $ 368,255        $77,619        $27,011
==============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  3,777,741              --        587,856             --         17,507
Contract purchase payments                                294,127         489,588            148         50,207             87
Net transfers(1)                                         (101,749)         32,991       (152,656)        16,270           (110)
Contract terminations:
    Surrender benefits and contract charges              (153,771)             --         (7,656)            --            (14)
    Death benefits                                        (48,126)             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        3,768,222         522,579        427,692         66,477         17,470
==============================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
267 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                    ------------------------------------------------------------------------
                                                                                     EG VA          EG VA
                                                       EG VA          EG VA       FUNDAMENTAL    FUNDAMENTAL      EG VA
                                                        BAL,        CORE BOND,      LG CAP,        LG CAP,         GRO,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                CL 2           CL 2           CL 1           CL 2          CL 2
OPERATIONS
Investment income (loss) -- net                       $  (11,937)   $   573,169     $      418    $   (20,444)    $  (50,513)
Net realized gain (loss) on sales of investments           6,667        (10,449)        16,502         34,713         34,886
Distributions from capital gains                              --        123,480             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                             97,923       (170,857)        56,825        738,289        471,725
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               92,653        515,343         73,745        752,558        456,098
============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               878,254     14,175,969          2,551      3,622,993      1,188,849
Net transfers(1)                                          69,248      1,346,340        276,784      1,073,924        512,400
Adjustments to net assets allocated to contracts
  in payout period                                            --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges              (31,214)      (753,693)      (107,566)      (382,841)      (143,932)
    Death benefits                                       (19,777)      (229,599)       (10,550)       (13,868)          (630)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           896,511     14,539,017        161,219      4,300,208      1,556,687
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        1,241,430     13,245,514        859,776      5,997,445      2,574,722
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $2,230,594    $28,299,874     $1,094,740    $11,050,211     $4,587,507
============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 1,087,609     12,588,524        884,588      4,852,856      1,927,353
Contract purchase payments                               783,544     13,531,576          2,621      3,074,119        990,495
Net transfers(1)                                          59,363      1,286,668        279,161        885,254        374,828
Contract terminations:
    Surrender benefits and contract charges              (27,246)      (711,072)      (112,781)      (317,090)      (109,417)
    Death benefits                                       (17,266)      (217,623)       (11,084)       (11,532)          (540)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       1,886,004     26,478,073      1,042,505      8,483,607      3,182,719
============================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
268 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                    ------------------------------------------------------------------------
                                                       EG VA          EG VA          EG VA          EG VA          EG VA
                                                      HI INC,        INTL EQ,       INTL EQ,        OMEGA,         OMEGA,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                CL 2           CL 1           CL 2           CL 1           CL 2
OPERATIONS
Investment income (loss) -- net                      $   618,205     $    2,357    $   (17,570)    $  (60,179)   $  (174,148)
Net realized gain (loss) on sales of investments          20,542         14,592        151,718         11,556         56,766
Distributions from capital gains                              --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                            166,857        289,820      1,923,402        315,778      1,025,633
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              805,604        306,769      2,057,550        267,155        908,251
============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                             6,735,922         61,738      4,567,634         42,300      8,604,374
Net transfers(1)                                         930,687        409,070      1,122,438         60,260      1,339,558
Adjustments to net assets allocated to contracts
  in payout period                                            --           (732)            --           (474)            --
Contract terminations:
    Surrender benefits and contract charges             (462,229)       (52,367)      (475,603)      (238,917)      (476,926)
    Death benefits                                       (61,033)      (114,141)        (7,390)       (80,528)       (14,370)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         7,143,347        303,568      5,207,079       (217,359)     9,452,636
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        7,615,864      1,425,792      7,761,967      4,941,640      7,543,829
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $15,564,815     $2,036,129    $15,026,596     $4,991,436    $17,904,716
============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 6,425,994      1,363,738      6,397,339      7,047,468      5,678,556
Contract purchase payments                             5,796,594         58,978      3,835,405         59,187      7,240,565
Net transfers(1)                                         771,651        387,149        902,076         73,440      1,041,697
Contract terminations:
    Surrender benefits and contract charges             (377,529)       (48,701)      (381,896)      (343,882)      (375,760)
    Death benefits                                       (49,681)      (106,447)        (6,187)      (113,120)       (11,340)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      12,567,029      1,654,717     10,746,737      6,723,093     13,573,718
============================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
269 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                    ----------------------------------------------------------------------------
                                                       EG VA          EG VA          EG VA             EG VA          FID VIP
                                                    SPECIAL VAL,   SPECIAL VAL,   STRATEGIC INC,   STRATEGIC INC,       BAL,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                CL 1           CL 2           CL 1             CL 2           SERV CL
OPERATIONS
Investment income (loss) -- net                      $   (18,362)   $   (54,296)      $  190,720      $   825,751       $  4,321
Net realized gain (loss) on sales of investments         149,949        153,301           70,411           19,014          4,131
Distributions from capital gains                          76,698        126,247           50,815          214,164             --
Net change in unrealized appreciation or
  depreciation of investments                          1,429,864      2,181,246           69,366          426,005         13,743
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            1,638,149      2,406,498          381,312        1,484,934         22,195
================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               175,921      6,290,193          172,910       15,292,237             --
Net transfers(1)                                         863,625      1,470,755          107,420        1,958,280        (16,904)
Adjustments to net assets allocated to contracts
  in payout period                                            --             --           (5,105)              --             --
Contract terminations:
    Surrender benefits and contract charges             (427,819)      (418,979)        (474,135)        (314,455)       (33,810)
    Death benefits                                      (188,186)       (43,295)        (109,689)        (140,995)        (4,389)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           423,541      7,298,674         (308,599)      16,795,067        (55,103)
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        8,378,638      7,454,483        5,740,506        7,531,335        576,303
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $10,440,328    $17,159,655       $5,813,219      $25,811,336       $543,395
================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 5,551,670      6,070,072        3,970,192        6,259,908        590,991
Contract purchase payments                               108,634      5,147,312          120,465       13,088,843             --
Net transfers(1)                                         544,246      1,166,785           67,238        1,612,965        (16,715)
Contract terminations:
    Surrender benefits and contract charges             (267,726)      (324,675)        (326,346)        (261,126)       (34,603)
    Death benefits                                      (118,469)       (32,988)         (77,159)        (114,172)        (4,459)
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       5,818,355     12,026,506        3,754,390       20,586,418        535,214
================================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
270 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                    ------------------------------------------------------------------------
                                                      FID VIP         FID VIP        FID VIP       FID VIP        FID VIP
                                                        BAL,        CONTRAFUND,    CONTRAFUND,    DYN APPR,      GRO & INC,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)             SERV CL 2        SERV CL       SERV CL 2     SERV CL 2       SERV CL
OPERATIONS
Investment income (loss) -- net                         $   (249)   $  (149,766)   $  (607,521)    $  (18,487)    $  (50,294)
Net realized gain (loss) on sales of investments             271        201,171        145,916         18,414         22,763
Distributions from capital gains                              --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                              7,731      1,990,387      8,203,794         (4,057)       300,321
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                7,753      2,041,792      7,742,189         (4,130)       272,790
============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                65,443        131,417     44,421,333        136,590        674,683
Net transfers(1)                                          27,924      2,001,494      6,222,719        (12,360)       516,019
Adjustments to net assets allocated to contracts
  in payout period                                            --           (575)            --             --             --
Contract terminations:
    Surrender benefits and contract charges               (4,036)      (763,677)    (1,479,312)       (47,604)      (470,810)
    Death benefits                                            --       (125,292)      (116,539)       (14,113)       (90,469)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            89,331      1,243,367     49,048,201         62,513        629,423
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          148,852     13,633,927     22,676,279      1,352,736      6,396,636
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $245,936    $16,919,086    $79,466,669     $1,411,119     $7,298,849
============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   144,616     14,259,926     19,724,386      1,262,897      7,112,027
Contract purchase payments                                62,535        131,672     38,547,267        130,962        746,693
Net transfers(1)                                          27,102      2,046,590      5,296,611        (13,944)       558,313
Contract terminations:
    Surrender benefits and contract charges               (3,842)      (772,639)    (1,248,934)       (46,485)      (524,383)
    Death benefits                                            --       (132,394)       (93,967)       (13,977)       (98,208)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         230,411     15,533,155     62,225,363      1,319,453      7,794,442
============================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
271 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                    ------------------------------------------------------------------------
                                                       FID VIP        FID VIP        FID VIP       FID VIP        FID VIP
                                                     GRO & INC,        GRO,           GRO,         HI INC,        HI INC,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)             SERV CL 2        SERV CL       SERV CL 2      SERV CL       SERV CL 2
OPERATIONS
Investment income (loss) -- net                         $ (7,321)     $  (2,674)    $  (56,592)    $  320,952     $  144,685
Net realized gain (loss) on sales of investments           1,224        (27,756)        35,558         58,144         12,994
Distributions from capital gains                              --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                             36,384         31,914        101,360        (31,302)        11,646
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               30,287          1,484         80,326        347,794        169,325
============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               482,316          1,260      2,015,658         74,693        263,862
Net transfers(1)                                         185,992          2,208      1,084,607        (74,358)       161,673
Adjustments to net assets allocated to contracts
  in payout period                                            --             --             --         (2,621)            --
Contract terminations:
    Surrender benefits and contract charges              (11,310)       (80,095)      (164,208)      (444,280)      (134,303)
    Death benefits                                            --             --             --        (63,672)        (4,115)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           656,998        (76,627)     2,936,057       (510,238)       287,117
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          164,897        289,718      2,436,093      4,717,114      1,962,379
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $852,182      $ 214,575     $5,452,476     $4,554,670     $2,418,821
============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   160,826        386,033      2,405,030      5,103,009      1,690,393
Contract purchase payments                               469,596          1,587      1,906,806         79,775        225,061
Net transfers(1)                                         183,466          1,434      1,112,487        (94,061)       137,015
Contract terminations:
    Surrender benefits and contract charges              (11,123)      (108,581)      (165,901)      (466,624)      (113,731)
    Death benefits                                            --             --             --        (67,132)        (3,509)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         802,765        280,473      5,258,422      4,554,967      1,935,229
============================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
272 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                    ------------------------------------------------------------------------
                                                      FID VIP        FID VIP        FID VIP        FID VIP        FID VIP
                                                     INVEST GR,      MID CAP,       MID CAP,      OVERSEAS,      OVERSEAS,
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)          SERV CL 2(2)     SERV CL       SERV CL 2       SERV CL       SERV CL 2
OPERATIONS
Investment income (loss) -- net                      $   (60,696)   $  (440,583)   $  (425,177)    $   (8,066)   $   (78,789)
Net realized gain (loss) on sales of investments          15,398      1,331,308        517,192         45,642        (30,607)
Distributions from capital gains                              --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                            208,600      5,980,074      6,978,753        113,927      1,769,208
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              163,302      6,870,799      7,070,768        151,503      1,659,812
============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            12,615,714        632,187      7,957,870        164,252     14,642,361
Net transfers(1)                                         223,694        474,691      4,523,020         57,443         42,698
Adjustments to net assets allocated to contracts
  in payout period                                            --         (4,684)            --             --             --
Contract terminations:
    Surrender benefits and contract charges             (104,608)    (2,118,900)    (1,125,257)      (108,304)      (125,992)
    Death benefits                                            --       (615,033)      (167,417)            --        (33,089)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        12,734,800     (1,631,739)    11,188,216        113,391     14,525,978
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               --     30,771,775     21,709,610      1,289,960        461,401
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $12,898,102    $36,010,835    $39,968,594     $1,554,854    $16,647,191
============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        --     20,794,304     17,592,084      1,756,016        402,760
Contract purchase payments                            12,362,670        446,164      6,099,302        231,636     13,436,145
Net transfers(1)                                         217,128        285,106      3,460,486         74,611         19,135
Contract terminations:
    Surrender benefits and contract charges              (83,996)    (1,393,656)      (857,529)      (155,019)      (109,834)
    Death benefits                                            --       (391,799)      (120,455)            --        (24,121)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      12,495,802     19,740,119     26,173,888      1,907,244     13,724,085
============================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
273 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                    ------------------------------------------------------------------------
                                                    FTVIPT FRANK   FTVIPT FRANK   FTVIPT FRANK   FTVIPT FRANK   FTVIPT FRANK
                                                      INC SEC,       REAL EST,    RISING DIVD,    SM CAP VAL,    SM MID CAP
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)              CL 2           CL 2          CL 2(2)         CL 2         GRO, CL 2
OPERATIONS
Investment income (loss) -- net                      $   296,965    $    44,205       $ (1,877)   $   (93,936)   $  (316,627)
Net realized gain (loss) on sales of investments         169,555        527,044            345        102,185         81,264
Distributions from capital gains                              --         15,477            313             --             --
Net change in unrealized appreciation or
  depreciation of investments                          2,053,137      2,512,678         24,422      1,719,438      2,518,909
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            2,519,657      3,099,404         23,203      1,727,687      2,283,546
============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                             5,690,711      1,635,440        347,692      2,051,131      2,373,321
Net transfers(1)                                       4,265,161        623,445         27,818      2,123,543      1,605,259
Adjustments to net assets allocated to contracts
  in payout period                                            --             --             --             --         (1,628)
Contract terminations:
    Surrender benefits and contract charges             (798,616)      (600,543)        (3,076)      (190,871)      (893,619)
    Death benefits                                      (221,050)       (26,735)            --        (30,036)      (336,771)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         8,936,206      1,631,607        372,434      3,953,767      2,746,562
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       14,392,627      9,704,594             --      4,769,006     21,293,824
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $25,848,490    $14,435,605       $395,637    $10,450,460    $26,323,932
============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                10,908,764      5,603,754             --      4,209,434     31,759,578
Contract purchase payments                             4,881,457      1,034,229        336,846      1,744,397      3,593,250
Net transfers(1)                                       3,244,027        328,924         26,985      1,695,354      2,253,001
Contract terminations:
    Surrender benefits and contract charges             (602,279)      (322,389)        (1,937)      (156,105)    (1,299,040)
    Death benefits                                      (164,008)       (13,896)            --        (22,687)      (503,212)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      18,267,961      6,630,622        361,894      7,470,393     35,803,577
============================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
274 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                    --------------------------------------------------------------------------
                                                       FTVIPT          FTVIPT          FTVIPT         FTVIPT        FTVIPT
                                                    MUTUAL SHARES   TEMP DEV MKTS     TEMP FOR      TEMP GLOBAL     TEMP GRO
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)           SEC, CL 2        SEC, CL 2       SEC, CL 2     INC, CL2(2)   SEC, CL 2(2)
OPERATIONS
Investment income (loss) -- net                      $   (613,767)     $    4,235    $   (38,047)   $    93,322     $   (5,744)
Net realized gain (loss) on sales of investments          618,756          36,924        280,121        (50,429)         1,649
Distributions from capital gains                               --              --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                          12,469,100         142,118      2,920,374      1,139,567        133,447
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            12,474,089         183,277      3,162,448      1,182,460        129,352
==============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                             38,323,494          33,195      4,267,080     13,153,471      1,284,929
Net transfers(1)                                       15,155,328         250,512      3,756,742       (229,931)        15,325
Adjustments to net assets allocated to contracts
  in payout period                                             --          (4,522)            --             --             --
Contract terminations:
    Surrender benefits and contract charges            (4,437,872)        (26,980)      (697,996)       (97,886)        (5,315)
    Death benefits                                       (803,730)             --        (29,463)       (11,047)            --
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         48,237,220         252,205      7,296,363     12,814,607      1,294,939
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        73,632,908         639,211     12,798,616             --             --
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $134,344,217      $1,074,693    $23,257,427    $13,997,067     $1,424,291
==============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 58,160,285         512,496     13,568,822             --             --
Contract purchase payments                             29,669,025          27,168      3,939,604     12,372,490      1,258,987
Net transfers(1)                                       11,629,401         195,469      3,818,853       (209,287)        14,100
Contract terminations:
    Surrender benefits and contract charges            (3,415,854)        (22,391)      (690,556)       (87,998)        (3,944)
    Death benefits                                       (610,633)             --        (27,804)       (10,882)            --
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       95,432,224         712,742     20,608,919     12,064,323      1,269,143
==============================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
275 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                    ---------------------------------------------------------------------------
                                                       GS VIT          GS VIT           GS VIT         GS VIT      JANUS ASPEN
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)              CAP GRO      STRUCTD U.S. EQ     INTL EQ       MID CAP VAL    BAL, INST
OPERATIONS
Investment income (loss) -- net                       $  (10,979)      $   (19,678)     $  (2,889)   $   (93,784)   $    83,920
Net realized gain (loss) on sales of investments         (15,034)           34,195         (6,169)       326,601        (59,107)
Distributions from capital gains                              --                --             --      2,273,602             --
Net change in unrealized appreciation or
  depreciation of investments                            123,296         1,106,235         74,945      1,583,418        690,583
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               97,283         1,120,752         65,887      4,089,837        715,396
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                75,955           654,916         33,756     13,620,057         20,993
Net transfers(1)                                          94,800           980,313        (12,154)      (101,739)       (73,897)
Adjustments to net assets allocated to contracts
  in payout period                                            --                --             --             --             --
Contract terminations:
    Surrender benefits and contract charges             (110,430)         (429,297)        (7,773)      (554,223)    (1,401,204)
    Death benefits                                        (4,315)          (66,666)       (62,041)      (126,425)      (182,857)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            56,010         1,139,266        (48,212)    12,837,670     (1,636,965)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        1,199,999         7,629,933        656,948     10,858,276     11,461,611
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $1,353,292       $ 9,889,951      $ 674,623    $27,785,783    $10,540,042
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 1,614,380         9,598,663        908,309      5,879,341      7,217,359
Contract purchase payments                               103,387           815,343         47,242     10,640,111         13,045
Net transfers(1)                                         128,522         1,153,841        (15,999)      (129,818)       (44,277)
Contract terminations:
    Surrender benefits and contract charges             (146,144)         (519,790)        (9,818)      (297,277)      (870,725)
    Death benefits                                        (4,982)          (82,008)      (102,306)       (71,917)      (113,460)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       1,695,163        10,966,049        827,428     16,020,440      6,201,942
===============================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
276 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                    ------------------------------------------------------------------------
                                                    JANUS ASPEN    JANUS ASPEN     JANUS ASPEN    JANUS ASPEN    JANUS ASPEN
                                                    GLOBAL TECH,    INTL GRO,      LG CAP GRO,   MID CAP GRO,    WORLD GRO,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                SERV           SERV           SERV           SERV           INST
OPERATIONS
Investment income (loss) -- net                       $  (17,151)   $   (24,871)   $   (76,107)    $  (35,018)    $  (18,244)
Net realized gain (loss) on sales of investments        (262,668)       477,418       (546,269)      (233,662)      (355,726)
Distributions from capital gains                              --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                            228,642        184,053        719,200        667,966        494,200
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              (51,177)       636,600         96,824        399,286        120,230
============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                 2,064          8,912         59,156          4,446          4,474
Net transfers(1)                                        (225,674)    (1,442,367)      (404,853)       (96,388)      (103,532)
Adjustments to net assets allocated to contracts
  in payout period                                            --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges              (61,594)      (223,418)      (460,671)       (90,504)      (530,948)
    Death benefits                                       (39,105)       (49,095)      (201,189)       (50,264)       (87,796)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (324,309)    (1,705,968)    (1,007,557)      (232,710)      (717,802)
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        1,228,491      4,052,815      5,563,641      2,277,279      4,725,763
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $  853,005    $ 2,983,447    $ 4,652,908     $2,443,855     $4,128,191
============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 3,474,566      7,355,746      9,859,378      6,375,376      3,908,848
Contract purchase payments                                 5,709         14,423        109,902         10,744          3,819
Net transfers(1)                                        (751,381)    (2,202,539)      (732,564)      (307,451)       (84,338)
Contract terminations:
    Surrender benefits and contract charges             (178,340)      (398,217)      (841,915)      (251,001)      (452,700)
    Death benefits                                      (121,159)       (90,061)      (368,504)      (133,365)       (71,378)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       2,429,395      4,679,352      8,026,297      5,694,303      3,304,251
============================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
277 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                    --------------------------------------------------------------------------
                                                         JPM                                            COL            COL
                                                     U.S. LG CAP      LAZARD          LAZARD        ASSET ALLOC    FEDERAL SEC
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)               CORE EQ       RETIRE EQ    RETIRE INTL EQ     VS, CL A       VS, CL A
OPERATIONS
Investment income (loss) -- net                       $  (12,719)      $ (3,849)        $ (5,003)     $  10,209     $   75,311
Net realized gain (loss) on sales of investments          (9,133)         9,985            8,827         23,014         (1,497)
Distributions from capital gains                              --             --               --             --          2,406
Net change in unrealized appreciation or
  depreciation of investments                            147,378         37,116           59,044         35,240        (21,658)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              125,526         43,252           62,868         68,463         54,562
==============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               182,337         27,561           37,900          1,638          8,335
Net transfers(1)                                          80,192         74,014           27,430          3,482        (36,293)
Adjustments to net assets allocated to contracts
  in payout period                                            --             --               --             --             --
Contract terminations:
    Surrender benefits and contract charges             (207,307)       (12,463)         (22,485)       (10,610)      (157,098)
    Death benefits                                       (56,445)          (412)          (2,307)      (104,658)       (12,401)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            (1,223)        88,700           40,538       (110,148)      (197,457)
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        1,636,964        347,184          442,305        876,044      2,038,469
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $1,761,267       $479,136         $545,711      $ 834,359     $1,895,574
==============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 2,166,608        363,424          560,563        729,653      2,016,761
Contract purchase payments                               239,146         28,767           47,600          1,362          8,210
Net transfers(1)                                          99,588         73,672           32,789          2,925        (37,044)
Contract terminations:
    Surrender benefits and contract charges             (270,554)       (12,545)         (27,194)        (8,564)      (152,773)
    Death benefits                                       (73,719)            --           (2,881)       (85,659)       (12,161)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       2,161,069        453,318          610,877        639,717      1,822,993
==============================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
278 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                    --------------------------------------------------------------------------
                                                         COL             MFS             MFS            MFS            MFS
                                                      SM CO GRO    INV GRO STOCK,    INV TRUST,     INV TRUST,      NEW DIS,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)              VS, CL A        SERV CL         INIT CL         SERV CL        INIT CL
OPERATIONS
Investment income (loss) -- net                         $ (2,948)      $  (68,638)    $  (46,185)      $ (6,616)    $  (62,277)
Net realized gain (loss) on sales of investments           3,722          (35,899)       (32,358)         3,630        (52,529)
Distributions from capital gains                              --               --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                             23,280          510,669        656,705         79,439        287,916
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               24,054          406,132        578,162         76,453        173,110
==============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                 1,482          580,996        108,616        127,958         32,091
Net transfers(1)                                           1,879          139,719        191,603         64,712     (1,964,163)
Adjustments to net assets allocated to contracts
  in payout period                                            --             (363)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                 (460)        (250,535)      (321,872)       (15,485)      (315,380)
    Death benefits                                            --          (54,412)       (82,770)            --        (96,650)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             2,901          415,405       (104,423)       177,185      2,344,102)
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          233,086        5,085,809      5,948,404        620,433      5,688,181
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $260,041       $5,907,346     $6,422,143       $874,071     $3,517,189
==============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   155,336        8,074,113      7,454,995        792,227      6,935,810
Contract purchase payments                                   982          620,088        135,669        134,516         43,823
Net transfers(1)                                           1,352          104,691        249,540         60,388     (2,573,071)
Contract terminations:
    Surrender benefits and contract charges                 (301)        (407,124)      (401,689)       (20,133)      (386,666)
    Death benefits                                            --          (86,777)      (101,795)            --       (120,469)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         157,369        8,304,991      7,336,720        966,998      3,899,427
==============================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
279 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                    --------------------------------------------------------------------------
                                                         MFS            MFS            MFS             MFS             MFS
                                                      NEW DIS,       RESEARCH,    TOTAL RETURN,   TOTAL RETURN,    UTILITIES,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)               SERV CL        INIT CL        INIT CL         SERV CL         INIT CL
OPERATIONS
Investment income (loss) -- net                       $  (58,778)    $  (13,113)       $    702     $   127,777    $     1,958
Net realized gain (loss) on sales of investments          30,669       (317,563)            614         417,257       (232,285)
Distributions from capital gains                              --             --              --              --             --
Net change in unrealized appreciation or
  depreciation of investments                            243,882        785,763          15,484       6,273,385      2,960,590
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              215,773        455,087          16,800       6,818,419      2,730,263
==============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               803,760         88,193           4,800      14,191,095        188,592
Net transfers(1)                                         515,190        862,535           8,571      10,237,971        207,236
Adjustments to net assets allocated to contracts
  in payout period                                          (419)            --              --              --             --
Contract terminations:
    Surrender benefits and contract charges             (135,485)      (148,978)         (6,849)     (3,190,646)      (633,521)
    Death benefits                                        (9,993)      (173,770)             --        (870,287)      (324,054)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         1,173,053        627,980           6,522      20,368,133       (561,747)
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        3,754,397      2,895,908         164,400      54,145,522     10,120,485
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $5,143,223     $3,978,975        $187,722     $81,332,074    $12,289,001
==============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 4,370,769      4,124,992         134,728      46,625,302     13,382,762
Contract purchase payments                               816,668        125,173           3,792      12,651,056        252,101
Net transfers(1)                                         583,539      1,170,731           6,840       8,757,682        195,108
Contract terminations:
    Surrender benefits and contract charges             (163,171)      (210,665)         (5,493)     (2,682,154)      (770,971)
    Death benefits                                       (11,543)      (235,378)             --        (737,136)      (422,326)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       5,596,262      4,974,853         139,867      64,614,750     12,636,674
==============================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
280 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                    ------------------------------------------------------------------------
                                                         MFS
                                                     UTILITIES,       OP CAP         OP CAP         OP CAP          OPPEN
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)               SERV CL          EQ           MANAGED        SM CAP       CAP APPR VA
OPERATIONS
Investment income (loss) -- net                       $       27     $   (6,105)    $    8,196     $  (40,055)    $  (58,449)
Net realized gain (loss) on sales of investments          23,179        (13,886)        36,760        151,323       (187,326)
Distributions from capital gains                              --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                            559,001        160,982        480,646        328,503        509,056
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              582,207        140,991        525,602        439,771        263,281
============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               723,186          3,405          8,665          5,456         35,324
Net transfers(1)                                         508,510        (15,763)        50,614       (102,543)        (1,356)
Adjustments to net assets allocated to contracts
  in payout period                                            --             --           (365)            --             --
Contract terminations:
    Surrender benefits and contract charges              (59,255)      (184,704)      (975,555)      (420,139)      (851,831)
    Death benefits                                       (17,245)        (9,129)       (67,384)       (37,403)       (60,739)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         1,155,196       (206,191)      (984,025)      (554,629)      (878,602)
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        1,228,344      1,535,945      6,407,548      3,111,977      5,819,113
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $2,965,747     $1,470,745     $5,949,125     $2,997,119     $5,203,792
============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 1,173,761      1,312,556      3,073,912      2,149,183      4,247,336
Contract purchase payments                               613,805          2,874          4,029          3,632         25,495
Net transfers(1)                                         373,763        (13,753)        22,660        (68,369)          (632)
Contract terminations:
    Surrender benefits and contract charges              (51,729)      (155,207)      (456,958)      (279,054)      (625,040)
    Death benefits                                       (11,642)        (7,666)       (30,796)       (24,550)       (44,890)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       2,097,958      1,138,804      2,612,847      1,780,842      3,602,269
============================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
281 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                    --------------------------------------------------------------------------
                                                        OPPEN          OPPEN           OPPEN           OPPEN          OPPEN
                                                    CAP APPR VA,    GLOBAL SEC    GLOBAL SEC VA,      HI INC       HI INC VA,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                SERV            VA             SERV             VA            SERV
OPERATIONS
Investment income (loss) -- net                      $  (153,362)      $   (411)     $   (34,514)    $  153,295     $  229,997
Net realized gain (loss) on sales of investments          14,670           (831)         100,275        (74,852)        16,856
Distributions from capital gains                              --             --               --             --             --
Net change in unrealized appreciation or
  depreciation of investments                          1,293,882         52,602        1,411,737        142,604        135,504
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            1,155,190         51,360        1,477,498        221,047        382,357
==============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            15,874,377             --        2,054,299          4,777      1,203,963
Net transfers(1)                                       1,980,666         97,623        3,443,662         64,920        636,658
Adjustments to net assets allocated to contracts
  in payout period                                            --             --               --             --             --
Contract terminations:
    Surrender benefits and contract charges             (376,629)          (905)        (380,902)      (379,370)      (200,315)
    Death benefits                                       (16,621)            --               --        (42,591)            --
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        17,461,793         96,718        5,117,059       (352,264)     1,640,306
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        4,431,729        211,210        4,595,417      3,175,775      3,837,783
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $23,048,712       $359,288      $11,189,974     $3,044,558     $5,860,446
==============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 4,082,798        151,077        4,172,597      2,742,244      3,267,830
Contract purchase payments                            14,449,279             --        1,781,273          4,059      1,074,007
Net transfers(1)                                       1,757,089         68,266        3,016,723         55,434        545,585
Contract terminations:
    Surrender benefits and contract charges             (346,043)          (628)        (333,625)      (319,458)      (165,815)
    Death benefits                                       (15,037)            --               --        (35,558)            --
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      19,928,086        218,715        8,636,968      2,446,721      4,721,607
==============================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
282 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                    -----------------------------------------------------------------------------
                                                        OPPEN      OPPEN MAIN ST        OPPEN            OPPEN          PUT VT
                                                       MAIN ST       SM CAP VA,    STRATEGIC BOND   STRATEGIC BOND     DIV INC,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                 VA             SERV              VA           VA, SERV          CL IA
OPERATIONS
Investment income (loss) -- net                         $ (2,725)     $  (90,056)        $ 16,326      $   660,821     $  435,296
Net realized gain (loss) on sales of investments          (2,956)         92,005            2,104           37,287       (103,794)
Distributions from capital gains                              --              --               --               --             --
Net change in unrealized appreciation or
  depreciation of investments                             43,730       1,171,780            8,212        2,077,340         73,265
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               38,049       1,173,729           26,642        2,775,448        404,767
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   240       2,622,366               --       28,290,611          3,999
Net transfers(1)                                          97,154       1,015,279           96,369        4,644,425        (61,559)
Adjustments to net assets allocated to contracts
  in payout period                                            --              --               --               --           (959)
Contract terminations:
    Surrender benefits and contract charges              (12,721)       (298,866)         (59,434)      (1,194,155)      (837,567)
    Death benefits                                            --          (4,792)              --         (231,470)      (153,411)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            84,673       3,333,987           36,935       31,509,411     (1,049,497)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          409,274       4,023,134          330,774       17,583,604      5,658,476
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $531,996      $8,530,850         $394,351      $51,868,463     $5,013,746
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   464,580       3,351,888          247,267       14,951,254      3,536,356
Contract purchase payments                                   268       2,202,112               --       25,211,160          2,419
Net transfers(1)                                         108,940         825,544           71,827        3,906,573        (37,342)
Contract terminations:
    Surrender benefits and contract charges              (14,282)       (235,982)         (44,002)      (1,006,140)      (508,976)
    Death benefits                                            --          (4,298)              --         (190,345)       (93,337)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         559,506       6,139,264          275,092       42,872,502      2,899,120
=================================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
283 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                    ----------------------------------------------------------------------------
                                                       PUT VT         PUT VT         PUT VT         PUT VT           PUT VT
                                                      DIV INC,       GLOBAL EQ,      GRO & INC,    GRO & INC,   HEALTH SCIENCES,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                CL IB          CL IA          CL IA          CL IB            CL IB
OPERATIONS
Investment income (loss) -- net                       $  246,665     $   15,668    $    45,312    $    37,764         $  (26,861)
Net realized gain (loss) on sales of investments         (26,000)      (284,516)      (108,191)        11,767             16,121
Distributions from capital gains                              --             --             --             --                 --
Net change in unrealized appreciation or
  depreciation of investments                              2,865        456,331      1,038,599      1,173,164            141,159
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              223,530        187,483        975,720      1,222,695            130,419
================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                 6,289          2,403         12,419        318,777            713,649
Net transfers(1)                                         154,541        (14,382)      (170,154)       172,321            423,816
Adjustments to net assets allocated to contracts
  in payout period                                            --             --           (651)            --                 --
Contract terminations:
    Surrender benefits and contract charges             (373,551)      (322,481)    (1,634,960)      (972,658)           (64,714)
    Death benefits                                       (78,605)       (12,900)      (178,382)      (170,807)              (259)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (291,326)      (347,360)    (1,971,728)      (652,367)         1,072,492
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        3,137,782      1,814,802     11,420,705     13,193,152          1,456,675
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $3,069,986     $1,654,925    $10,424,697    $13,763,480         $2,659,586
================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 2,512,279      1,852,968      5,362,243     12,383,799          1,390,789
Contract purchase payments                                 4,936          2,400          5,689        297,988            683,827
Net transfers(1)                                         119,652        (14,021)       (78,367)       173,019            387,616
Contract terminations:
    Surrender benefits and contract charges             (292,221)      (324,671)      (752,198)      (874,172)           (60,826)
    Death benefits                                       (62,023)       (12,571)       (80,066)      (159,964)              (265)
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       2,282,623      1,504,105      4,457,301     11,820,670          2,401,141
================================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
284 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                    ---------------------------------------------------------------------------
                                                       PUT VT         PUT VT         PUT VT         PUT VT           PUT VT
                                                      HI YIELD,      HI YIELD,        INC,         INTL EQ,     INTL GRO & INC,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                CL IA          CL IB          CL IB          CL IB           CL IB
OPERATIONS
Investment income (loss) -- net                       $  165,630     $  102,484       $  4,721    $    19,358            $  (11)
Net realized gain (loss) on sales of investments        (143,478)       (43,131)         2,955        (58,119)               69
Distributions from capital gains                              --             --             --             --                --
Net change in unrealized appreciation or
  depreciation of investments                            185,049         67,270         (1,825)     3,328,319             1,245
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              207,201        126,623          5,851      3,289,558             1,303
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                 2,017          2,951         16,942      3,126,516                --
Net transfers(1)                                         (27,220)        29,889        (22,719)       665,705              (316)
Adjustments to net assets allocated to contracts
  in payout period                                          (282)            --             --         (1,957)               --
Contract terminations:
    Surrender benefits and contract charges             (349,308)      (135,592)       (21,875)    (1,078,041)              (12)
    Death benefits                                       (55,419)       (29,076)            --       (161,591)               --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (430,212)      (131,828)       (27,652)     2,550,632              (328)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        2,459,628      1,477,724        233,174     20,528,886             7,111
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $2,236,617     $1,472,519       $211,373    $26,369,076            $8,086
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 1,564,331      1,245,703        207,488     26,483,119             7,321
Contract purchase payments                                 1,229          2,427         15,394      3,789,540                --
Net transfers(1)                                         (16,521)        26,000        (21,715)       779,782              (331)
Contract terminations:
    Surrender benefits and contract charges             (215,495)      (111,204)       (17,674)    (1,362,853)              (11)
    Death benefits                                       (33,966)       (24,159)            --       (229,588)               --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       1,299,578      1,138,767        183,493     29,460,000             6,979
===============================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
285 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                    -------------------------------------------------------------------------
                                                        PUT VT         PUT VT         PUT VT         PUT VT         PUT VT
                                                    INTL NEW OPP,     NEW OPP,       RESEARCH,     SM CAP VAL,      VISTA,
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)              CL IB           CL IA          CL IB       CL IB((2))        CL IB
OPERATIONS
Investment income (loss) -- net                        $    1,639     $  (76,576)      $ (4,458)      $   (395)   $  (175,576)
Net realized gain (loss) on sales of investments          245,737       (339,064)         5,855            359       (646,547)
Distributions from capital gains                               --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                             (19,854)       870,718         24,478         10,026      2,890,844
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               227,522        455,078         25,875          9,990      2,068,721
=============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                 19,022          9,135         59,092        139,122        457,156
Net transfers(1)                                         (843,530)       (77,086)        (3,697)         2,200       (624,167)
Adjustments to net assets allocated to contracts
  in payout period                                             --            (38)            --             --         (1,440)
Contract terminations:
    Surrender benefits and contract charges              (150,068)      (748,484)       (14,262)          (728)      (654,049)
    Death benefits                                        (49,431)       (64,531)            --             --       (254,361)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (1,024,007)      (881,004)        41,133        140,594     (1,076,861)
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         2,904,213      5,857,914        336,955             --     12,958,171
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $2,107,728     $5,431,988       $403,963       $150,584    $13,950,031
=============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  4,466,399      3,441,689        334,596             --     24,993,504
Contract purchase payments                                 31,435          5,269         57,440        123,524        901,641
Net transfers(1)                                       (1,147,374)       (44,566)        (3,034)         2,114     (1,147,655)
Contract terminations:
    Surrender benefits and contract charges              (228,664)      (438,191)       (13,988)            --     (1,233,488)
    Death benefits                                        (78,996)       (36,571)            --             --       (449,039)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        3,042,800      2,927,630        375,014        125,638     23,064,963
=============================================================================================================================



See accompanying notes to financial statements.


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


STATEMENTS OF CHANGES IN NET ASSETS



                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                    ------------------------------------------------------------------------
                                                       PUT VT         PUT VT
                                                      VOYAGER,       VOYAGER,        RVS VP         RVS VP         RVS VP
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                CL IA          CL IB           BAL         CASH MGMT      DIV BOND
OPERATIONS
Investment income (loss) -- net                       $   (9,525)    $  (46,067)   $   104,637    $  (204,797)   $   855,760
Net realized gain (loss) on sales of investments        (146,662)      (680,867)      (396,696)           (37)       (50,153)
Distributions from capital gains                              --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                            190,081        852,260      1,195,677             51        255,486
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               33,894        125,326        903,618       (204,783)     1,061,093
============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                 1,906          5,697        549,422      6,524,117     17,502,898
Net transfers(1)                                          (6,745)      (158,209)        99,501       (222,409)     3,854,604
Adjustments to net assets allocated to contracts
  in payout period                                           (67)            --           (833)        (5,128)        (1,028)
Contract terminations:
    Surrender benefits and contract charges             (175,509)      (428,032)    (1,503,386)    (5,911,185)    (2,320,606)
    Death benefits                                       (16,638)       (55,968)      (136,129)      (403,962)      (274,283)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (197,053)      (636,512)      (991,425)       (18,567)    18,761,585
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        1,133,834      4,372,730     11,978,024     29,987,504     20,544,228
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $  970,675     $3,861,544    $11,890,217    $29,764,154    $40,366,906
============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   906,378      3,644,935      8,383,367     27,952,696     15,697,116
Contract purchase payments                                 1,538          4,825        625,802      6,454,638     14,653,951
Net transfers(1)                                          (5,549)      (132,883)       249,281       (808,644)     3,272,768
Contract terminations:
    Surrender benefits and contract charges             (142,425)      (361,146)      (940,473)    (5,542,841)    (1,692,681)
    Death benefits                                       (12,960)       (47,715)       (74,106)      (383,049)      (193,916)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         746,982      3,108,016      8,243,871     27,672,800     31,737,238
============================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
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


STATEMENTS OF CHANGES IN NET ASSETS



                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                    -------------------------------------------------------------------------
                                                       RVS VP         RVS VP         RVS VP          RVS VP         RVS VP
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)           DIV EQ INC      EMER MKTS         GRO       HI YIELD BOND    INC OPP(3)
OPERATIONS
Investment income (loss) -- net                      $    38,062    $   147,728       $ (8,300)    $   566,015    $   512,605
Net realized gain (loss) on sales of investments         349,181         14,436        (30,772)        114,162          2,552
Distributions from capital gains                              --        148,471             --              --         44,464
Net change in unrealized appreciation or
  depreciation of investments                          1,960,886      1,279,045         94,711         151,959        750,183
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            2,348,129      1,589,680         55,639         832,136      1,309,804
=============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                             3,751,987      9,915,940         49,559       4,711,628     15,080,615
Net transfers(1)                                       2,554,364       (410,393)       (41,738)        553,306             --
Adjustments to net assets allocated to contracts
  in payout period                                            --             --             --              --             --
Contract terminations:
    Surrender benefits and contract charges             (767,156)       (63,621)       (41,187)       (823,275)            --
    Death benefits                                       (39,568)       (23,886)            --         (19,219)            --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         5,499,627      9,418,040        (33,366)      4,422,440     15,080,615
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        9,463,907         70,648        777,551      10,237,378             --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $17,311,663    $11,078,368       $799,824     $15,491,954    $16,390,419
=============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 8,086,014         60,573      1,425,864       9,802,122             --
Contract purchase payments                             3,001,439      9,788,975         68,614       4,427,272     15,060,228
Net transfers(1)                                       2,071,022       (379,105)        38,908         173,984             --
Contract terminations:
    Surrender benefits and contract charges             (623,534)       (59,972)       (83,355)       (755,421)            --
    Death benefits                                       (31,119)       (24,680)            --         (17,151)            --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      12,503,822      9,385,791      1,450,031      13,630,806     15,060,228
=============================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
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


STATEMENTS OF CHANGES IN NET ASSETS



                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                    --------------------------------------------------------------------------
                                                       RVS VP         RVS VP          RVS VP         RVS VP          RVS VP
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)            INTL OPP       LG CAP EQ    LG CAP VAL(2)    MID CAP GRO      NEW DIM
OPERATIONS
Investment income (loss) -- net                       $   (6,833)   $   (92,325)        $   187      $  (18,686)   $   (67,701)
Net realized gain (loss) on sales of investments        (241,278)      (607,556)            426          (4,821)      (337,074)
Distributions from capital gains                              --             --              93              --             --
Net change in unrealized appreciation or
  depreciation of investments                            565,912      3,538,033           3,476         302,729        778,609
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              317,801      2,838,152           4,182         279,222        373,834
==============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               287,486     38,735,283          44,432       3,187,909      3,251,421
Net transfers(1)                                         (97,663)     5,285,295              --           1,287        790,038
Adjustments to net assets allocated to contracts
  in payout period                                          (202)          (421)             --              --         (5,938)
Contract terminations:
    Surrender benefits and contract charges             (286,405)    (1,542,322)            (80)        (21,007)    (1,349,700)
    Death benefits                                       (14,488)      (148,680)             --         (21,455)      (363,958)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (111,272)    42,329,155          44,352       3,146,734      2,321,863
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        2,308,550      7,907,275              --         165,615     19,303,797
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $2,515,079    $53,074,582         $48,534      $3,591,571    $21,999,494
==============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 2,079,694      6,065,392              --         139,121     23,456,479
Contract purchase payments                               252,344     45,188,394          43,253       2,825,013      4,264,237
Net transfers(1)                                         (85,564)     7,308,465              --           3,300        989,468
Contract terminations:
    Surrender benefits and contract charges             (250,494)    (1,317,604)            (77)        (18,137)    (1,635,962)
    Death benefits                                       (12,505)      (175,089)             --         (17,809)      (469,228)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       1,983,475     57,069,558          43,176       2,931,488     26,604,994
==============================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
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


STATEMENTS OF CHANGES IN NET ASSETS



                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                    --------------------------------------------------------------------------
                                                       RVS VP          RVS VP         RVS VP          RVS VP         RVS VP
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)             S&P 500     SELECT VAL(2)  SHORT DURATION    SM CAP ADV     SM CAP VAL
OPERATIONS
Investment income (loss) -- net                      $    34,297          $    5     $   419,663     $  (71,491)   $  (138,070)
Net realized gain (loss) on sales of investments         152,541              --        (100,625)       240,080         64,666
Distributions from capital gains                              --               2          10,394        229,381      1,669,168
Net change in unrealized appreciation or
  depreciation of investments                          1,339,927             265        (536,484)       377,797        987,682
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            1,526,765             272        (207,052)       775,767      2,583,446
==============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                             3,932,745           2,500       5,697,204        237,276     19,936,300
Net transfers(1)                                       1,354,399              --      (1,097,306)       233,870        339,000
Adjustments to net assets allocated to contracts
  in payout period                                        (4,684)             --              --             --             --
Contract terminations:
    Surrender benefits and contract charges             (780,943)             --      (1,959,266)      (410,981)      (273,027)
    Death benefits                                      (463,360)             --        (840,733)       (44,297)       (65,275)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         4,038,157           2,500       1,799,899         15,868     19,936,998
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       13,890,080              --      37,273,180      4,704,054      2,172,458
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $19,455,002          $2,772     $38,866,027     $5,495,689    $24,692,902
==============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                17,072,894              --      32,487,130      4,454,500      1,963,132
Contract purchase payments                             3,829,410           1,504       5,157,466        215,787     17,584,349
Net transfers(1)                                       1,441,643              --        (864,872)       207,588        282,009
Contract terminations:
    Surrender benefits and contract charges             (962,261)             --      (1,699,317)      (365,558)      (236,885)
    Death benefits                                      (493,219)             --        (773,565)       (38,538)       (50,719)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      20,888,467           1,504      34,306,842      4,473,779     19,541,886
==============================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
290 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                    ------------------------------------------------------------------------
                                                        RVS VP         ROYCE          ROYCE          STI CVT        STI CVT
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)            STRATEGY AGGR     MICRO-CAP       SM-CAP        CAP APPR        INTL EQ
OPERATIONS
Investment income (loss) -- net                        $  (60,305)    $  (62,675)    $  (52,537)    $  (12,802)       $   144
Net realized gain (loss) on sales of investments         (632,225)       107,259        111,450          7,004            281
Distributions from capital gains                               --        351,276        194,553             --             --
Net change in unrealized appreciation or
  depreciation of investments                             996,700        107,995        473,023        112,009          5,433
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               304,170        503,855        726,489        106,211          5,858
=============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  8,832        288,840        214,570      1,251,334            945
Net transfers(1)                                           47,604      1,119,534        284,995         70,522         11,842
Adjustments to net assets allocated to contracts
  in payout period                                           (260)            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges              (663,031)      (395,800)      (260,297)       (20,616)          (907)
    Death benefits                                        (17,943)        (6,219)       (34,413)            --             --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (624,798)     1,006,355        204,855      1,301,240         11,880
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         4,635,444      3,475,710      3,065,874        678,720         23,304
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $4,314,816     $4,985,920     $3,997,218     $2,086,171        $41,042
=============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  3,701,263      1,774,982      1,641,847        564,307         16,195
Contract purchase payments                                  7,208        141,461        110,070      1,145,122            329
Net transfers(1)                                           40,342        569,547        135,411         58,681          8,070
Contract terminations:
    Surrender benefits and contract charges              (540,739)      (195,183)      (126,020)       (17,239)          (590)
    Death benefits                                        (14,559)        (3,421)       (17,942)            --             --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        3,193,515      2,287,386      1,743,366      1,750,871         24,004
=============================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
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


STATEMENTS OF CHANGES IN NET ASSETS



                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                    --------------------------------------------------------------------------
                                                                        STI CVT        STI CVT                       STI CVT
                                                        STI CVT         LG CAP         LG CAP         STI CVT        SM CAP
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)            INVEST GR BOND   RELATIVE VAL      VAL EQ       MID-CAP EQ       VAL EQ
OPERATIONS
Investment income (loss) -- net                           $  8,656       $ (2,018)      $    494       $   (900)    $   (9,540)
Net realized gain (loss) on sales of investments              (126)         6,477          3,598          3,722         13,534
Distributions from capital gains                                --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                4,968         51,027         65,822         22,080        252,319
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 13,498         55,486         69,914         24,902        256,313
==============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  75,976        141,030        174,323         23,808      1,383,009
Net transfers(1)                                           153,049         60,013        104,793         51,190         51,163
Adjustments to net assets allocated to contracts
  in payout period                                              --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                (10,652)       (14,190)       (10,545)        (1,297)       (12,811)
    Death benefits                                              --             --             --             --         (8,901)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             218,373        186,853        268,571         73,701      1,412,460
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            303,834        304,873        296,518        107,584        319,025
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $535,705       $547,212       $635,003       $206,187     $1,987,798
==============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     298,680        245,548        234,776         81,969        227,838
Contract purchase payments                                  69,889        122,463        140,094         22,961      1,112,469
Net transfers(1)                                           151,822         45,170         80,501         36,856         36,427
Contract terminations:
    Surrender benefits and contract charges                 (9,616)       (10,548)        (7,724)          (898)        (8,733)
    Death benefits                                              --             --             --             --         (6,123)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           510,775        402,633        447,647        140,888      1,361,878
==============================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
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


STATEMENTS OF CHANGES IN NET ASSETS



                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                    -----------------------------------------------------------------------------
                                                                      VANK LIT       VANK LIT        VANK UIF         VANK UIF
                                                                      COMSTOCK,     GRO & INC,    U.S. REAL EST,   U.S. REAL EST,
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)          THIRD AVE VAL       CL II          CL II           CL I           CL II(2)
OPERATIONS
Investment income (loss) -- net                        $  (48,269)   $  (254,326)    $  (30,166)      $    5,015       $   (4,369)
Net realized gain (loss) on sales of investments          251,664         76,586         36,819           17,773           15,072
Distributions from capital gains                           49,783             --             --           29,194            4,435
Net change in unrealized appreciation or
  depreciation of investments                             520,065      4,848,094        551,429          426,353          232,060
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               773,243      4,670,354        558,082          478,335          247,198
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                286,752     41,573,003      1,824,821          443,547        1,651,395
Net transfers(1)                                          430,894      1,324,569        795,832          512,465          (82,206)
Adjustments to net assets allocated to contracts
  in payout period                                             --             --             --               --               --
Contract terminations:
    Surrender benefits and contract charges              (578,717)      (491,970)      (123,237)         (32,446)         (13,392)
    Death benefits                                       (123,479)       (94,223)          (549)         (16,433)              --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             15,450     42,311,379      2,496,867          907,133        1,555,797
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         4,401,722      4,777,136      2,326,818          696,432               --
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $5,190,415    $51,758,869     $5,381,767       $2,081,900       $1,802,995
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  2,379,144      3,766,437      1,896,900          525,053               --
Contract purchase payments                                144,267     34,720,858      1,528,404          339,737        1,382,363
Net transfers(1)                                          211,203        931,967        641,582          366,898          (62,200)
Contract terminations:
    Surrender benefits and contract charges              (301,416)      (379,598)       (96,264)         (21,015)          (9,094)
    Death benefits                                        (63,849)       (71,151)          (453)         (10,012)              --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        2,369,349     38,968,513      3,970,169        1,200,661        1,311,069
=================================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
293 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                    ------------------------------------------------------------------------
                                                                                                   WF ADV VT
                                                       WANGER         WANGER        WF ADV VT     C&B LG CAP      WF ADV VT
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)             INTL SM CAP    U.S. SM CO     ASSET ALLOC        VAL          EQ INC
OPERATIONS
Investment income (loss) -- net                      $   (74,498)   $   (72,905)   $   205,125     $    8,006    $    33,421
Net realized gain (loss) on sales of investments       1,031,096         58,781        (84,676)        17,447         82,169
Distributions from capital gains                              --             --      1,056,487             --             --
Net change in unrealized appreciation or
  depreciation of investments                            984,322      1,293,277      1,246,409        381,279      1,629,422
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            1,940,920      1,279,153      2,423,345        406,732      1,745,012
============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                             8,720,140      9,298,792        630,568        329,706      4,865,530
Net transfers(1)                                      (2,613,994)       (88,494)       338,567        236,145        342,452
Adjustments to net assets allocated to contracts
  in payout period                                            --             --        (14,475)        (4,294)            --
Contract terminations:
    Surrender benefits and contract charges             (208,112)      (192,269)    (1,975,065)      (313,619)      (795,890)
    Death benefits                                       (14,643)       (33,102)      (574,435)       (26,794)      (313,958)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         5,883,391      8,984,927     (1,594,840)       221,144      4,098,134
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        3,311,164      1,493,666     32,656,641      4,034,997     15,686,455
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $11,135,475    $11,757,746    $33,485,146     $4,662,873    $21,529,601
============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 3,742,020      1,322,184     34,765,417      4,324,760     15,050,958
Contract purchase payments                             8,596,387      8,715,097        658,296        343,230      4,602,396
Net transfers(1)                                      (2,110,635)       (46,859)       406,397        251,393        319,193
Contract terminations:
    Surrender benefits and contract charges             (220,129)      (167,804)    (2,095,384)      (328,348)      (744,727)
    Death benefits                                       (19,737)       (30,478)      (608,409)       (27,483)      (296,266)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       9,987,906      9,792,140     33,126,317      4,563,552     18,931,554
============================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
294 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                    ------------------------------------------------------------------------
                                                      WF ADV VT      WF ADV VT      WF ADV VT      WF ADV VT      WF ADV VT
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)              INTL CORE     LG CO CORE      LG CO GRO      MONEY MKT     SM CAP GRO
OPERATIONS
Investment income (loss) -- net                       $  (28,856)    $  (31,299)   $  (492,042)   $   (96,686)    $  (86,191)
Net realized gain (loss) on sales of investments          14,161        (53,511)    (1,015,843)       (17,777)      (376,465)
Distributions from capital gains                              --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                            216,097        231,608      2,223,117         17,028      1,152,526
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              201,402        146,798        715,232        (97,435)       689,870
============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               433,784        246,011      4,677,187      2,002,419        115,238
Net transfers(1)                                         209,050         60,589          6,857     (4,112,471)       (21,156)
Adjustments to net assets allocated to contracts
  in payout period                                            --             --         (3,859)        (8,113)            --
Contract terminations:
    Surrender benefits and contract charges              (79,302)       (99,054)    (1,786,351)    (1,150,341)      (278,015)
    Death benefits                                        (3,607)        (7,785)      (703,709)      (508,995)       (56,632)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           559,925        199,761      2,190,125     (3,777,501)      (240,565)
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        1,925,480      1,989,024     34,570,004     15,241,935      5,939,699
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $2,686,807     $2,335,583    $37,475,361    $11,366,999     $6,389,004
============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 2,654,301      3,212,911     52,738,867     14,637,644     16,745,438
Contract purchase payments                               587,510        383,820      5,448,541      1,934,806        296,719
Net transfers(1)                                         288,631         90,665         47,911     (4,032,043)       (81,730)
Contract terminations:
    Surrender benefits and contract charges             (110,388)      (159,985)    (2,784,068)    (1,112,037)      (757,736)
    Death benefits                                        (5,100)       (12,675)    (1,083,697)      (493,473)      (157,306)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       3,414,954      3,514,736     54,367,554     10,934,897     16,045,385
============================================================================================================================



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
295 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS



                                                      SEGREGATED
                                                         ASSET
                                                      SUBACCOUNT
                                                     ------------
                                                       WF ADV VT
                                                     TOTAL RETURN
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                 BOND
OPERATIONS
Investment income (loss) -- net                       $   220,022
Net realized gain (loss) on sales of investments              453
Distributions from capital gains                          702,413
Net change in unrealized appreciation or
  depreciation of investments                            (578,412)
-----------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               344,476
=================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              4,480,470
Net transfers(1)                                          346,089
Adjustments to net assets allocated to contracts
  in payout period                                             --
Contract terminations:
    Surrender benefits and contract charges              (642,166)
    Death benefits                                        (19,285)
-----------------------------------------------------------------
Increase (decrease) from contract transactions          4,165,108
-----------------------------------------------------------------
Net assets at beginning of year                        10,043,339
-----------------------------------------------------------------
Net assets at end of year                             $14,552,923
=================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  7,835,680
Contract purchase payments                              4,111,112
Net transfers(1)                                          278,886
Contract terminations:
    Surrender benefits and contract charges              (487,362)
    Death benefits                                        (14,860)
-----------------------------------------------------------------
Units outstanding at end of year                       11,723,456
=================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.
(2) For the period April 30, 2004 (commencement of operations) to Dec. 31, 2004.
(3) For the period June 1, 2004 (commencement of operations) to Dec. 31, 2004.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
296 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under Indiana law and the subaccounts are registered together as a single unit investment trust of American Enterprise Life under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Indiana Department of Insurance.

The Account is used as a funding vehicle for individual variable annuity contracts issued by American Enterprise Life. The following is a list of each variable annuity product funded through the Account.

AEL Preferred Variable Annuity (Preferred)*
American Enterprise Life AEL Personal Portfolio Variable Annuity (Personal Portfolio) *
American Enterprise Life AEL Personal Portfolio Plus Variable Annuity (Port
Plus)*
American Enterprise Life AEL Personal Portfolio Plus(2) Variable Annuity (Port Plus(2)) *
Evergreen Essential(SM) Variable Annuity (EG Essential)
Evergreen New Solutions Variable Annuity (EG New Solutions)
Evergreen New Solutions Select Variable Annuity (EG New Solutions Select) Evergreen Pathways(SM) Variable Annuity (EG Pathways)
Evergreen Pathways(SM) Select Variable Annuity (EG Pathways Select)
Evergreen Privilege(SM) Variable Annuity (EG Privilege)
RiverSource AccessChoice Select(SM) Variable Annuity (AccessChoice Select) RiverSource Endeavor Select(SM) Variable Annuity (Endeavor Select)
RiverSource FlexChoice(SM) Variable Annuity (FlexChoice)
RiverSource FlexChoice(SM) Select Variable Annuity (FlexChoice Select) RiverSource(SM) Galaxy Premier Variable Annuity (Galaxy)
RiverSource Innovations(SM) Variable Annuity (Innovations)
RiverSource Innovations Select(SM) Variable Annuity (Innovations Select) RiverSource Innovations(SM) Classic Variable Annuity (Innovations Classic) RiverSource Innovations(SM) Classic Select Variable Annuity (Innovations Classic Select)
RiverSource New Solutions(SM) Variable Annuity (New Solutions)
RiverSource Pinnacle(SM) Variable Annuity (Pinnacle)
RiverSource Platinum(SM) Variable Annuity (Platinum)*
RiverSource Signature(SM) Variable Annuity (Signature)
RiverSource Signature Select(SM) Variable Annuity (Signature Select)
RiverSource Signature One(SM) Variable Annuity (Signature One)
RiverSource Signature One Select(SM) Variable Annuity (Signature One Select) Wells Fargo Advantage(R) Variable Annuity (Wells Advantage)
Wells Fargo Advantage(R) Select Variable Annuity (Wells Advantage Select)
Wells Fargo Advantage(R) Builder Variable Annuity (Wells Builder)
Wells Fargo Advantage(R) Builder Select Variable Annuity (Wells Builder Select) Wells Fargo Advantage Choice(SM) Variable Annuity (Wells Choice)
Wells Fargo Advantage Choice(SM) Select Variable Annuity (Wells Choice Select)

* New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.


--------------------------------------------------------------------------------
297 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding subaccount name are provided below.



SUBACCOUNT                                   FUND
-----------------------------------------------------------------------------------------------------------------------------
AIM VI Basic Val, Ser II                     AIM V.I. Basic Value Fund, Series II Shares
AIM VI Cap Appr, Ser I                       AIM V.I. Capital Appreciation Fund, Series I Shares
AIM VI Cap Appr, Ser II                      AIM V.I. Capital Appreciation Fund, Series II Shares
AIM VI Cap Dev, Ser I                        AIM V.I. Capital Development Fund, Series I Shares
AIM VI Cap Dev, Ser II                       AIM V.I. Capital Development Fund, Series II Shares
AIM VI Core Eq, Ser I                        AIM V.I. Core Equity Fund, Series I Shares(1)
AIM VI Demo Trends, Ser I                    AIM V.I. Demographic Trends Fund, Series I Shares
AIM VI Intl Gro, Ser I                       AIM V.I. International Growth Fund, Series I Shares
AIM VI Mid Cap Core Eq, Ser II               AIM V.I. Mid Cap Core Equity Fund, Series II Shares
AIM VI Premier Eq, Ser I                     AIM V.I. Premier Equity Fund, Series I Shares(1)
AIM VI Premier Eq, Ser II                    AIM V.I. Premier Equity Fund, Series II Shares(2)
AB VPS Global Tech, Cl B                     AllianceBernstein VPS Global Technology Portfolio (Class B)
AB VPS Gro & Inc, Cl B                       AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B                        AllianceBernstein VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B                      AllianceBernstein VPS Large Cap Growth Portfolio (Class B)
AB VPS Bal Shares, Cl B                      AllianceBernstein VPS Balanced Shares Portfolio (Class B)
                                               (previously AllianceBernstein VP Total Return Portfolio (Class B))
AB VPS U.S. Govt/Hi Gr, Cl B                 AllianceBernstein VPS U.S. Government/High Grade Securities Portfolio (Class B)
AC VP Inc & Gro, Cl I                        American Century VP Income & Growth, Class I
AC VP Inflation Prot, Cl II                  American Century VP Inflation Protection, Class II
AC VP Intl, Cl II                            American Century VP International, Class II
AC VP Ultra, Cl II                           American Century VP Ultra(R) , Class II
AC VP Val, Cl I                              American Century VP Value, Class I
AC VP Val, Cl II                             American Century VP Value, Class II
Baron Cap Asset, Ins                         Baron Capital Asset Fund - Insurance Shares
Col Sm Cap Val, VS Cl B                      Columbia Small Cap Value Fund, Variable Series, Class B
                                               (previously Colonial Small Cap Value Fund, Variable Series, Class B)
Col Hi Yield, VS Cl A                        Columbia High Yield Fund, Variable Series, Class A(3)
Col Hi Yield, VS Cl B                        Columbia High Yield Fund, Variable Series, Class B(4)
Col Lg Cap Gro, VS Cl A                      Columbia Large Cap Growth Fund, Variable Series, Class A(5)
CS Mid-Cap Gro                               Credit Suisse Trust - Mid-Cap Growth Portfolio
Drey IP MidCap Stock, Serv                   Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares
Drey IP Tech Gro, Serv                       Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares
Drey Soc Resp Gro, Init                      The Dreyfus Socially Responsible Growth Fund, Inc., Initial Shares
Drey VIF Appr, Serv                          Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares
Drey VIF Disc Stock, Init                    Dreyfus Variable Investment Fund Disciplined Stock Portfolio, Initial Shares
Drey VIF Intl Val, Serv                      Dreyfus Variable Investment Fund International Value Portfolio, Service Shares
Drey VIF Sm Co Stock, Init                   Dreyfus Variable Investment Fund Small Company Stock Portfolio, Initial Shares
EG VA Bal, Cl 2                              Evergreen VA Balanced Fund - Class 2
EG VA Core Bond, Cl 2                        Evergreen VA Core Bond Fund - Class 2
EG VA Fundamental Lg Cap, Cl 1               Evergreen VA Fundamental Large Cap Fund - Class 1(6)
EG VA Fundamental Lg Cap, Cl 2               Evergreen VA Fundamental Large Cap Fund - Class 2(7)
EG VA Gro, Cl 2                              Evergreen VA Growth Fund - Class 2(8)
EG VA Hi Inc, Cl 2                           Evergreen VA High Income Fund - Class 2
EG VA Intl Eq, Cl 1                          Evergreen VA International Equity Fund - Class 1
EG VA Intl Eq, Cl 2                          Evergreen VA International Equity Fund - Class 2
EG VA Omega, Cl 1                            Evergreen VA Omega Fund - Class 1
EG VA Omega, Cl 2                            Evergreen VA Omega Fund - Class 2
EG VA Special Val, Cl 1                      Evergreen VA Special Values Fund - Class 1
EG VA Special Val, Cl 2                      Evergreen VA Special Values Fund - Class 2
EG VA Strategic Inc, Cl 1                    Evergreen VA Strategic Income Fund - Class 1
EG VA Strategic Inc, Cl 2                    Evergreen VA Strategic Income Fund - Class 2
Fid VIP Bal, Serv Cl                         Fidelity(R) VIP Balanced Portfolio Service Class
Fid VIP Bal, Serv Cl 2                       Fidelity(R) VIP Balanced Portfolio Service Class 2
Fid VIP Contrafund, Serv Cl                  Fidelity(R) VIP Contrafund(R)  Portfolio Service Class
Fid VIP Contrafund, Serv Cl 2                Fidelity(R) VIP Contrafund(R)  Portfolio Service Class 2
Fid VIP Dyn Appr, Serv Cl 2                  Fidelity(R) VIP Dynamic Capital Appreciation Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl                   Fidelity(R) VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2                 Fidelity(R) VIP Growth & Income Portfolio Service Class 2


--------------------------------------------------------------------------------
298 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT                                   FUND
-----------------------------------------------------------------------------------------------------------------------------
Fid VIP Gro, Serv Cl                         Fidelity(R) VIP Growth Portfolio Service Class
Fid VIP Gro, Serv Cl 2                       Fidelity(R) VIP Growth Portfolio Service Class 2
Fid VIP Hi Inc, Serv Cl                      Fidelity(R) VIP High Income Portfolio Service Class
Fid VIP Hi Inc, Serv Cl 2                    Fidelity(R) VIP High Income Portfolio Service Class 2
Fid VIP Invest Gr, Serv Cl 2                 Fidelity(R) VIP Investment Grade Bond Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl                     Fidelity(R) VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2                   Fidelity(R) VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl                    Fidelity(R) VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2                  Fidelity(R) VIP Overseas Portfolio Service Class 2
FTVIPT Frank Inc Sec, Cl 2                   FTVIPT Franklin Income Securities Fund - Class 2
FTVIPT Frank Real Est, Cl 2                  FTVIPT Franklin Real Estate Fund - Class 2
FTVIPT Frank Rising Divd, Cl 2               FTVIPT Franklin Rising Dividends Securities Fund - Class 2
FTVIPT Frank Sm Cap Val, Cl 2                FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Frank Sm Mid Cap Gro, Cl 2            FTVIPT Franklin Small-Mid Cap Growth Securities Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2               FTVIPT Mutual Shares Securities Fund - Class 2
FTVIPT Temp Dev Mkts Sec, Cl 2               FTVIPT Templeton Developing Markets Securities Fund - Class 2
FTVIPT Temp For Sec, Cl 2                    FTVIPT Templeton Foreign Securities Fund - Class 2
FTVIPT Temp Global Inc, Cl 2                 FTVIPT Templeton Global Income Securities Fund - Class 2
FTVIPT Temp Gro Sec, Cl 2                    FTVIPT Templeton Growth Securities Fund - Class 2
GS VIT Cap Gro                               Goldman Sachs VIT Capital Growth Fund
GS VIT Structd U.S. Eq                       Goldman Sachs VIT Structured U.S. Equity Fund
                                               (previously Goldman Sachs VIT CORE(SM) U.S. Equity Fund)
GS VIT Intl Eq                               Goldman Sachs VIT International Equity Fund
GS VIT Mid Cap Val                           Goldman Sachs VIT Mid Cap Value Fund
Janus Aspen Bal, Inst                        Janus Aspen Series Balanced Portfolio: Institutional Shares
Janus Aspen Global Tech, Serv                Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Intl Gro, Serv                   Janus Aspen Series International Growth Portfolio: Service Shares
Janus Aspen Lg Cap Gro, Serv                 Janus Aspen Series Large Cap Growth Portfolio: Service Shares
Janus Aspen Mid Cap Gro, Serv                Janus Aspen Series Mid Cap Growth Portfolio: Service Shares
Janus Aspen World Gro, Inst                  Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares
JPM U.S. Lg Cap Core Eq                      JPMorgan U.S. Large Cap Core Equity Portfolio
Lazard Retire Eq                             Lazard Retirement Equity Portfolio
Lazard Retire Intl Eq                        Lazard Retirement International Equity Portfolio
Col Asset Alloc VS, Cl A                     Columbia Asset Allocation Fund, Variable Series, Class A
                                               (previously Liberty Asset Allocation Fund, Variable Series, Class A)
Col Federal Sec VS, Cl A                     Columbia Federal Securities Fund, Variable Series, Class A
                                               (previously Liberty Federal Securities Fund, Variable Series, Class A)
Col Sm Co Gro VS, Cl A                       Columbia Small Company Growth Fund, Variable Series, Class A
                                               (previously Liberty Small Company Growth Fund, Variable Series, Class A)
MFS Inv Gro Stock, Serv Cl                   MFS(R) Investors Growth Stock Series - Service Class
MFS Inv Trust, Init Cl                       MFS(R) Investors Trust Series - Initial Class
MFS Inv Trust, Serv Cl                       MFS(R) Investors Trust Series - Service Class
MFS New Dis, Init Cl                         MFS(R) New Discovery Series - Initial Class
MFS New Dis, Serv Cl                         MFS(R) New Discovery Series - Service Class
MFS Research, Init Cl                        MFS(R) Research Series - Initial Class
MFS Total Return, Init Cl                    MFS(R) Total Return Series - Initial Class
MFS Total Return, Serv Cl                    MFS(R) Total Return Series - Service Class
MFS Utilities, Init Cl                       MFS(R) Utilities Series - Initial Class
MFS Utilities, Serv Cl                       MFS(R) Utilities Series - Service Class
OpCap Eq                                     OpCap Equity Portfolio
OpCap Managed                                OpCap Managed Portfolio
OpCap Sm Cap                                 OpCap Small Cap Portfolio
Oppen Cap Appr VA                            Oppenheimer Capital Appreciation Fund/VA
Oppen Cap Appr VA, Serv                      Oppenheimer Capital Appreciation Fund/VA, Service Shares
Oppen Global Sec VA                          Oppenheimer Global Securities Fund/VA
Oppen Global Sec VA, Serv                    Oppenheimer Global Securities Fund/VA, Service Shares
Oppen Hi Inc VA                              Oppenheimer High Income Fund/VA
Oppen Hi Inc VA, Serv                        Oppenheimer High Income Fund/VA, Service Shares
Oppen Main St VA                             Oppenheimer Main Street Fund/VA
Oppen Main St Sm Cap VA, Serv                Oppenheimer Main Street Small Cap Fund/VA, Service Shares
Oppen Strategic Bond VA                      Oppenheimer Strategic Bond Fund/VA
Oppen Strategic Bond VA, Serv                Oppenheimer Strategic Bond Fund/VA, Service Shares


--------------------------------------------------------------------------------
299 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT                                   FUND
-----------------------------------------------------------------------------------------------------------------------------
Put VT Div Inc, Cl IA                        Putnam VT Diversified Income Fund - Class IA Shares
Put VT Div Inc, Cl IB                        Putnam VT Diversified Income Fund - Class IB Shares
Put VT Global Eq, Cl IA                      Putnam VT Global Equity Fund - Class IA Shares
Put VT Gro & Inc, Cl IA                      Putnam VT Growth and Income Fund - Class IA Shares
Put VT Gro & Inc, Cl IB                      Putnam VT Growth and Income Fund - Class IB Shares
Put VT Health Sciences, Cl IB                Putnam VT Health Sciences Fund - Class IB Shares
Put VT Hi Yield, Cl IA                       Putnam VT High Yield Fund - Class IA Shares
Put VT Hi Yield, Cl IB                       Putnam VT High Yield Fund - Class IB Shares
Put VT Inc, Cl IB                            Putnam VT Income Fund - Class IB Shares
Put VT Intl Eq, Cl IB                        Putnam VT International Equity Fund - Class IB Shares
Put VT Intl Gro & Inc, Cl IB                 Putnam VT International Growth and Income Fund - Class IB Shares
Put VT Intl New Opp, Cl IB                   Putnam VT International New Opportunities Fund - Class IB Shares
Put VT New Opp, Cl IA                        Putnam VT New Opportunities Fund - Class IA Shares
Put VT Research, Cl IB                       Putnam VT Research Fund - Class IB Shares
Put VT Sm Cap Val, Cl IB                     Putnam VT Small Cap Value Fund - Class IB Shares
Put VT Vista, Cl IB                          Putnam VT Vista Fund - Class IB Shares
Put VT Voyager, Cl IA                        Putnam VT Voyager Fund - Class IA Shares
Put VT Voyager, Cl IB                        Putnam VT Voyager Fund - Class IB Shares
RVS VP Bal                                   RiverSource(SM) Variable Portfolio - Balanced Fund
RVS VP Cash Mgmt                             RiverSource(SM) Variable Portfolio - Cash Management Fund
RVS VP Div Bond                              RiverSource(SM) Variable Portfolio - Diversified Bond Fund
RVS VP Div Eq Inc                            RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund
RVS VP Emer Mkts                             RiverSource(SM) Variable Portfolio - Emerging Markets Fund
RVS VP Gro                                   RiverSource(SM) Variable Portfolio - Growth Fund
RVS VP Hi Yield Bond                         RiverSource(SM) Variable Portfolio - High Yield Bond Fund
RVS VP Inc Opp                               RiverSource(SM) Variable Portfolio - Income Opportunities Fund
RVS VP Intl Opp                              RiverSource(SM) Variable Portfolio - International Opportunity Fund
RVS VP Lg Cap Eq                             RiverSource(SM) Variable Portfolio - Large Cap Equity Fund(9), (10)
RVS VP Lg Cap Val                            RiverSource(SM) Variable Portfolio - Large Cap Value Fund
RVS VP Mid Cap Gro                           RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund(11)
RVS VP New Dim                               RiverSource(SM) Variable Portfolio - New Dimensions Fund(R) (10)
RVS VP S&P 500                               RiverSource(SM) Variable Portfolio - S&P 500 Index Fund
RVS VP Select Val                            RiverSource(SM) Variable Portfolio - Select Value Fund
RVS VP Short Duration                        RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund
RVS VP Sm Cap Adv                            RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund
RVS VP Sm Cap Val                            RiverSource(SM) Variable Portfolio - Small Cap Value Fund
RVS VP Strategy Aggr                         RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund(11)
Royce Micro-Cap                              Royce Micro-Cap Portfolio
Royce Sm-Cap                                 Royce Small-Cap Portfolio
STI CVT Cap Appr                             STI Classic Variable Trust Capital Appreciation Fund
STI CVT Intl Eq                              STI Classic Variable Trust International Equity Fund
STI CVT Invest Gr Bond                       STI Classic Variable Trust Investment Grade Bond Fund
STI CVT Lg Cap Relative Val                  STI Classic Variable Trust Large Cap Relative Value Fund
                                               (previously STI Classic Variable Trust Growth and Income Fund)
STI CVT Lg Cap Val Eq                        STI Classic Variable Trust Large Cap Value Equity Fund
                                               (previously STI Classic Variable Trust Value Income Stock Fund)
STI CVT Mid-Cap Eq                           STI Classic Variable Trust Mid-Cap Equity Fund
STI CVT Sm Cap Val Eq                        STI Classic Variable Trust Small Cap Value Equity Fund
Third Ave Val                                Third Avenue Value Portfolio
VanK LIT Comstock, Cl II                     Van Kampen Life Investment Trust Comstock Portfolio Class II Shares
VanK LIT Gro & Inc, Cl II                    Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares
VanK UIF U.S. Real Est, Cl I                 Van Kampen UIF U.S. Real Estate Portfolio Class I Shares
VanK UIF U.S. Real Est, Cl II                Van Kampen UIF U.S. Real Estate Portfolio Class II Shares
Wanger Intl Sm Cap                           Wanger International Small Cap
Wanger U.S. Sm Co                            Wanger U.S. Smaller Companies


--------------------------------------------------------------------------------
300 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT                                   FUND
-----------------------------------------------------------------------------------------------------------------------------
WF Adv VT Asset Alloc                        Wells Fargo Advantage VT Asset Allocation Fund
WF Adv VT C&B Lg Cap Val                     Wells Fargo Advantage VT C&B Large Cap Value Fund
WF Adv VT Eq Inc                             Wells Fargo Advantage VT Equity Income Fund
WF Adv VT Intl Core                          Wells Fargo Advantage VT International Core Fund
WF Adv VT Lg Co Core                         Wells Fargo Advantage VT Large Company Core Fund
WF Adv VT Lg Co Gro                          Wells Fargo Advantage VT Large Company Growth Fund
WF Adv VT Money Mkt                          Wells Fargo Advantage VT Money Market Fund
WF Adv VT Sm Cap Gro                         Wells Fargo Advantage VT Small Cap Growth Fund
WF Adv VT Total Return Bond                  Wells Fargo Advantage VT Total Return Bond Fund


 (1) AIM V. I. Premier Equity Fund, Series I Shares merged into AIM V. I. Core Equity Fund, Series I Shares on April 28, 2006.
 (2) AIM V. I. Premier Equity Fund, Series II Shares merged into AIM V. I. Core Equity Fund, Series II Shares on April 28, 2006.

 (3) Columbia High Yield Fund, Variable Series, Class A merged into Nations High Yield Bond Portfolio on April 28, 2006. On May 1, 2006, Nations High Yield Bond Portfolio changed its name to Columbia High Yield Fund, Variable Series, Class A.
 (4) Columbia High Yield Fund, Variable Series, Class B merged into Nations High Yield Bond Portfolio on April 28, 2006. On May 1, 2006, Nations High Yield Bond Portfolio changed its name to Columbia High Yield Fund, Variable Series, Class B.
 (5) Liberty Equity Fund, Variable Series, Class A merged into Columbia Large Cap Growth Fund, Variable Series, Class A on Feb. 25, 2005.
 (6) Evergreen VA Fund - Class 1 merged into Evergreen VA Fundamental Large Cap Fund - Class 1 on April 15, 2005.
 (7) Evergreen VA Fund - Class 2 merged into Evergreen VA Fundamental Large Cap Fund - Class 2 on April 15, 2005.
 (8) Evergreen VA Special Equity Fund - Class 2 merged into Evergreen VA Growth Fund - Class 2 on April 15, 2005.
 (9) AXP(R) Variable Portfolio - Blue Chip Advantage Fund merged into AXP(R) Variable Portfolio - Large Cap Equity Fund on July 9, 2004.
(10) RiverSource(SM) Variable Portfolio - New Dimensions Fund(R) merged into RiverSource(SM) Variable Portfolio - Large Cap Equity Fund on March 17, 2006.
(11) RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund merged into RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund on March 17, 2006.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

Ameriprise Financial, Inc. (Ameriprise Financial) (formerly American Express Financial Corporation) was formerly a wholly-owned subsidiary of American Express Company. On Sept. 30, 2005, American Express Company distributed its Ameriprise Financial common shares to American Express Company shareholders. Ameriprise Financial is the parent company of IDS Life Insurance Company (IDS
Life). IDS Life is the parent company of American Enterprise Life. Ameriprise Financial owns all the outstanding stock of IDS Life and replaced American Express Company as the ultimate control person of American Enterprise Life.

CORPORATE CONSOLIDATION

Later this year, American Enterprise Life and one of its affiliates, American Partners Life Insurance Company, plan to merge into their parent company, IDS Life. This merger will help simplify overall corporate structure because these three life insurance companies will be consolidated into one. This consolidation is expected to occur at the end of 2006, subject to certain regulatory and other approvals. At the time of the consolidation, the surviving life insurance company will be renamed to RiverSource Life Insurance Company. This consolidation and renaming will not have any adverse effect on the benefits under your contract.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by American Enterprise Life and may result in additional amounts being transferred into the variable annuity account by American Enterprise Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.


--------------------------------------------------------------------------------
301 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

FEDERAL INCOME TAXES

American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. American Enterprise Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

3. VARIABLE ACCOUNT EXPENSES

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account.

American Enterprise Life deducts a daily mortality and expense risk fee and a daily administrative charge equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.



PRODUCT                          MORTALITY AND EXPENSE RISK FEE                                  ADMINISTRATIVE CHARGE
----------------------------------------------------------------------------------------------------------------------
Preferred                        1.25%                                                                   0.15%
Personal Portfolio               1.25%                                                                   0.15%
Port Plus                        1.25%                                                                   0.15%
Port Plus2                       1.25%                                                                   0.15%
EG Essential                     0.85% to 1.70%                                                          0.15%
                                 (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)
EG New Solutions                 0.85% to 1.70%                                                          0.15%
                                 (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)
EG New Solutions Select          1.00% to 1.75%                                                          0.15%
                                 (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)
EG Pathways                      1.25% to 1.65%                                                          0.15%
                                 (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)
EG Pathways Select               1.55% to 2.05%                                                          0.15%
                                 (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)
EG Privilege                     1.25% to 1.65%                                                          0.15%
                                 (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)
AccessChoice Select              1.55% to 2.05%                                                          0.15%
                                 (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)
Endeavor Select                  1.00% to 1.75%                                                          0.15%
                                 (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)
FlexChoice                       1.25% to 1.65%                                                          0.15%
                                 (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)
FlexChoice Select                1.55% to 2.05%                                                          0.15%
                                 (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)
Galaxy                           1.00% to 1.10%                                                          0.15%
                                 (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)
Innovations                      0.85% to 1.70%                                                          0.15%
                                 (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)
Innovations Select               1.00% to 1.75%                                                          0.15%
                                 (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)
Innovations Classic              0.85% to 1.70%                                                          0.15%
                                 (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)
Innovations Classic Select       1.00% to 1.75%                                                          0.15%
                                 (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)
New Solutions                    0.85% to 1.20%                                                          0.15%
                                 (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)
Pinnacle                         1.00% to 1.10%                                                          0.15%
                                 (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)


--------------------------------------------------------------------------------
302 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

PRODUCT                          MORTALITY AND EXPENSE RISK FEE                                  ADMINISTRATIVE CHARGE
----------------------------------------------------------------------------------------------------------------------
Platinum                         1.25%                                                                   0.15%
Signature                        1.25%                                                                   0.15%
Signature Select                 1.30% to 1.70%                                                          0.15%
                                 (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)
Signature One                    1.35% to 1.45%                                                          0.15%
                                 (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)
Signature One Select             1.60% to 2.00%                                                          0.15%
                                 (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)
Wells Advantage                  1.05% to 1.50%                                                          0.15%
                                 (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)
Wells Advantage Select           1.00% to 1.75%                                                          0.15%
                                 (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)
Wells Builder                    1.10% to 1.55%                                                          0.15%
                                 (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)
Wells Builder Select             1.25% to 1.90%                                                          0.15%
                                 (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)
Wells Choice                     1.25% to 1.65%                                                          0.15%
                                 (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)
Wells Choice Select              1.55% to 2.05%                                                          0.15%
                                 (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)



4. CONTRACT CHARGES

American Enterprise Life deducts a contract administrative charge of $30 to $40 per year depending upon the product selected. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5. WITHDRAWAL CHARGES

American Enterprise Life may use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. When applicable, a withdrawal charge will apply for a maximum number of years, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $3,889,862 in 2005 and $2,906,038 in 2004. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life.


--------------------------------------------------------------------------------
303 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

6. RELATED PARTY TRANSACTIONS

For the period from Oct. 1, 2005 through Dec. 31, 2005, management fees were paid indirectly to RiverSource Investments, LLC, an affiliate of American Enterprise Life, in its capacity as investment manager for the following RiverSource(SM) Variable Portfolio Funds (formerly American Express(R) Variable Portfolio Funds) shown in the table below. For the period from Jan. 1, 2005 through Sept. 30, 2005, investment management services were paid indirectly to Ameriprise Financial. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:



FUND                                                                            PERCENTAGE RANGE
------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                              0.630% to 0.550%
RiverSource(SM) Variable Portfolio - Cash Management Fund                       0.510% to 0.440%
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                      0.610% to 0.535%
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund             0.560% to 0.470%
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                      1.170% to 1.095%
RiverSource(SM) Variable Portfolio - Growth Fund                                0.630% to 0.570%
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                       0.620% to 0.545%
RiverSource(SM) Variable Portfolio - Income Opportunities Fund                  0.640% to 0.565%
RiverSource(SM) Variable Portfolio - International Opportunity Fund             0.870% to 0.795%
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                      0.630% to 0.570%
RiverSource(SM) Variable Portfolio - Large Cap Value Fund                       0.630% to 0.570%
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                        0.650% to 0.560%
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                     0.630% to 0.570%
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                         0.290% to 0.260%
RiverSource(SM) Variable Portfolio - Select Value Fund                          0.810% to 0.720%
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund        0.610% to 0.535%
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                   0.790% to 0.650%
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                       1.020% to 0.920%
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                   0.650% to 0.575%



For the following Funds the fee may be adjusted upward or downward by a maximum performance incentive adjustment of 0.08% for RiverSource(SM) Variable Portfolio
- Balanced Fund and 0.12% for each remaining Fund. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets.

RiverSource(SM) Variable Portfolio - Balanced Fund
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund RiverSource(SM) Variable Portfolio - Emerging Markets Fund RiverSource(SM) Variable Portfolio - Growth Fund
RiverSource(SM) Variable Portfolio - International Opportunity Fund RiverSource(SM) Variable Portfolio - Large Cap Equity Fund RiverSource(SM) Variable Portfolio - Large Cap Value Fund RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund RiverSource(SM) Variable Portfolio - New Dimensions Fund(R) RiverSource(SM) Variable Portfolio - Select Value Fund RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund RiverSource(SM) Variable Portfolio - Small Cap Value Fund RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund

The RiverSource(SM) Variable Portfolio Funds, as shown in the table above, also have an agreement with IDS Life, an affiliate of American Enterprise Life, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.


--------------------------------------------------------------------------------
304 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

The following RiverSource(SM) Variable Portfolio Funds, as shown in the table below, have an Administrative Services Agreement with Ameriprise Financial. Under this agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:



FUND                                                                            PERCENTAGE RANGE
------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                              0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Cash Management Fund                       0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                      0.070% to 0.040%
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund             0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                      0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Growth Fund                                0.060% to 0.030%
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                       0.070% to 0.040%
RiverSource(SM) Variable Portfolio - Income Opportunities Fund                  0.070% to 0.040%
RiverSource(SM) Variable Portfolio - International Opportunity Fund             0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                      0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Large Cap Value Fund                       0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                        0.060% to 0.030%
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                     0.060% to 0.030%
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                         0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Select Value Fund                          0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund        0.070% to 0.040%
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                   0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                       0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                   0.060% to 0.030%



Prior to Oct. 1, 2005, the fee percentage of each Fund's average daily net assets declined annually as each Fund's assets increased as follows:



FUND                                                                            PERCENTAGE RANGE
------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                              0.040% to 0.020%
RiverSource(SM) Variable Portfolio - Cash Management Fund                       0.030% to 0.020%
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                      0.050% to 0.025%
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund             0.040% to 0.020%
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                      0.100% to 0.050%
RiverSource(SM) Variable Portfolio - Growth Fund                                0.050% to 0.030%
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                       0.050% to 0.025%
RiverSource(SM) Variable Portfolio - Income Opportunities Fund                  0.050% to 0.025%
RiverSource(SM) Variable Portfolio - International Opportunity Fund             0.060% to 0.035%
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                      0.050% to 0.030%
RiverSource(SM) Variable Portfolio - Large Cap Value Fund                       0.050% to 0.030%
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                        0.060% to 0.030%
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                     0.050% to 0.030%
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                         0.080% to 0.065%
RiverSource(SM) Variable Portfolio - Select Value Fund                          0.060% to 0.035%
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund        0.050% to 0.025%
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                   0.060% to 0.035%
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                       0.080% to 0.055%
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                   0.060% to 0.035%



The RiverSource(SM) Variable Portfolio Funds, as shown in the table above, pay custodian fees to Ameriprise Trust Company (formerly American Express Trust Company), an affiliate of American Enterprise Life.

SUBSEQUENT EVENT

Shareholders approved moving transfer agent services from the Investment Management Services Agreement to a new transfer agent agreement at a shareholder meeting on Feb. 15, 2006 for the RiverSource(SM) Variable Portfolio Funds shown in the table above . The Funds will then enter into a separate transfer agent agreement with RiverSource Service Corporation. The fee under that agreement will be uniform for the RiverSource(SM) Variable Portfolio Funds shown in the table above at an annual rate of 0.06% of average daily net assets. The impact of moving transfer agent fees from the Investment Management Services Agreement fee schedules varies by each fund and decreases the rate between 0.03% and 0.15% of average daily net assets.


--------------------------------------------------------------------------------
305 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2005 were as follows:



SUBACCOUNT                          FUND                                                                               PURCHASES
---------------------------------------------------------------------------------------------------------------------------------
AIM VI Basic Val, Ser II            AIM V.I. Basic Value Fund, Series II Shares                                       $14,770,561
AIM VI Cap Appr, Ser I              AIM V.I. Capital Appreciation Fund, Series I Shares                                   714,580
AIM VI Cap Appr, Ser II             AIM V.I. Capital Appreciation Fund, Series II Shares                                  225,571
AIM VI Cap Dev, Ser I               AIM V.I. Capital Development Fund, Series I Shares                                     51,650
AIM VI Cap Dev, Ser II              AIM V.I. Capital Development Fund, Series II Shares                                   383,179
AIM VI Core Eq, Ser I               AIM V.I. Core Equity Fund, Series I Shares                                             66,400
AIM VI Demo Trends, Ser I           AIM V.I. Demographic Trends Fund, Series I Shares                                      29,960
AIM VI Intl Gro, Ser I              AIM V.I. International Growth Fund, Series I Shares                                    90,923
AIM VI Mid Cap Core Eq, Ser II      AIM V.I. Mid Cap Core Equity Fund, Series II Shares                                 4,133,818
AIM VI Premier Eq, Ser I            AIM V.I. Premier Equity Fund, Series I Shares                                       1,039,390
AIM VI Premier Eq, Ser II           AIM V.I. Premier Equity Fund, Series II Shares                                          9,339
AB VPS Global Tech, Cl B            AllianceBernstein VPS Global Technology Portfolio (Class B)                           423,187
AB VPS Gro & Inc, Cl B              AllianceBernstein VPS Growth and Income Portfolio (Class B)                         2,330,324
AB VPS Intl Val, Cl B               AllianceBernstein VPS International Value Portfolio (Class B)                      42,516,185
AB VPS Lg Cap Gro, Cl B             AllianceBernstein VPS Large Cap Growth Portfolio (Class B)                            792,069
AB VPS Bal Shares, Cl B             AllianceBernstein VPS Balanced Shares Portfolio (Class B)                             304,241
AB VPS U.S. Govt/Hi Gr, Cl B        AllianceBernstein VPS U.S. Government/High Grade Securities Portfolio (Class B)       504,059
AC VP Inc & Gro, Cl I               American Century VP Income & Growth, Class I                                          162,866
AC VP Inflation Prot, Cl II         American Century VP Inflation Protection, Class II                                 85,056,500
AC VP Intl, Cl II                   American Century VP International, Class II                                               234
AC VP Ultra, Cl II                  American Century VP Ultra(R) , Class II                                            30,149,476
AC VP Val, Cl I                     American Century VP Value, Class I                                                    370,898
AC VP Val, Cl II                    American Century VP Value, Class II                                                   184,592
Baron Cap Asset, Ins                Baron Capital Asset Fund - Insurance Shares                                           173,137
Col Sm Cap Val, VS Cl B             Columbia Small Cap Value Fund, Variable Series, Class B                                51,883
Col Hi Yield, VS Cl A               Columbia High Yield Fund, Variable Series, Class A                                      7,732
Col Hi Yield, VS Cl B               Columbia High Yield Fund, Variable Series, Class B                                 16,052,184
Col Lg Cap Gro, VS Cl A             Columbia Large Cap Growth Fund, Variable Series, Class A                            1,200,174
CS Mid-Cap Gro                      Credit Suisse Trust - Mid-Cap Growth Portfolio                                          2,595
Drey IP MidCap Stock, Serv          Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares                   79,575
Drey IP Tech Gro, Serv              Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares          11,469,083
Drey Soc Resp Gro, Init             The Dreyfus Socially Responsible Growth Fund, Inc., Initial Shares                     77,630
Drey VIF Appr, Serv                 Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares               202,396
Drey VIF Disc Stock, Init           Dreyfus Variable Investment Fund Disciplined Stock Portfolio, Initial Shares              310
Drey VIF Intl Val, Serv             Dreyfus Variable Investment Fund International Value Portfolio, Service Shares        164,938
Drey VIF Sm Co Stock, Init          Dreyfus Variable Investment Fund Small Company Stock Portfolio, Initial Shares          8,687
EG VA Bal, Cl 2                     Evergreen VA Balanced Fund - Class 2                                                  403,475
EG VA Core Bond, Cl 2               Evergreen VA Core Bond Fund - Class 2                                              21,380,155
EG VA Fundamental Lg Cap, Cl 1      Evergreen VA Fundamental Large Cap Fund - Class 1                                     937,871
EG VA Fundamental Lg Cap, Cl 2      Evergreen VA Fundamental Large Cap Fund - Class 2                                   8,398,757
EG VA Gro, Cl 2                     Evergreen VA Growth Fund - Class 2                                                  8,041,284
EG VA Hi Inc, Cl 2                  Evergreen VA High Income Fund - Class 2                                            13,154,863
EG VA Intl Eq, Cl 1                 Evergreen VA International Equity Fund - Class 1                                      682,682
EG VA Intl Eq, Cl 2                 Evergreen VA International Equity Fund - Class 2                                    8,105,310
EG VA Omega, Cl 1                   Evergreen VA Omega Fund - Class 1                                                     101,773
EG VA Omega, Cl 2                   Evergreen VA Omega Fund - Class 2                                                  11,135,652
EG VA Special Val, Cl 1             Evergreen VA Special Values Fund - Class 1                                          2,071,826
EG VA Special Val, Cl 2             Evergreen VA Special Values Fund - Class 2                                          4,675,354
EG VA Strategic Inc, Cl 1           Evergreen VA Strategic Income Fund - Class 1                                        1,971,643
EG VA Strategic Inc, Cl 2           Evergreen VA Strategic Income Fund - Class 2                                       20,019,742
Fid VIP Bal, Serv Cl                Fidelity(R) VIP Balanced Portfolio Service Class                                       26,898
Fid VIP Bal, Serv Cl 2              Fidelity(R) VIP Balanced Portfolio Service Class 2                                     85,310
Fid VIP Contrafund, Serv Cl         Fidelity(R) VIP Contrafund(R) Portfolio Service Class                               1,994,569
Fid VIP Contrafund, Serv Cl 2       Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                            96,545,396
Fid VIP Dyn Appr, Serv Cl 2         Fidelity(R) VIP Dynamic Capital Appreciation Portfolio Service Class 2                 56,947
Fid VIP Gro & Inc, Serv Cl          Fidelity(R) VIP Growth & Income Portfolio Service Class                               429,156
Fid VIP Gro & Inc, Serv Cl 2        Fidelity(R) VIP Growth & Income Portfolio Service Class 2                             104,772
Fid VIP Gro, Serv Cl                Fidelity(R) VIP Growth Portfolio Service Class                                         10,422
Fid VIP Gro, Serv Cl 2              Fidelity(R) VIP Growth Portfolio Service Class 2                                      535,372
Fid VIP Hi Inc, Serv Cl             Fidelity(R) VIP High Income Portfolio Service Class                                   700,866
Fid VIP Hi Inc, Serv Cl 2           Fidelity(R) VIP High Income Portfolio Service Class 2                                 415,878
Fid VIP Invest Gr, Serv Cl 2        Fidelity(R) VIP Investment Grade Bond Portfolio Service Class 2                    39,559,013
Fid VIP Mid Cap, Serv Cl            Fidelity(R) VIP Mid Cap Portfolio Service Class                                     1,906,671


--------------------------------------------------------------------------------
306 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT                          FUND                                                                               PURCHASES
---------------------------------------------------------------------------------------------------------------------------------
Fid VIP Mid Cap, Serv Cl 2          Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                 $19,387,539
Fid VIP Overseas, Serv Cl           Fidelity(R) VIP Overseas Portfolio Service Class                                      147,250
Fid VIP Overseas, Serv Cl 2         Fidelity(R) VIP Overseas Portfolio Service Class 2                                 15,271,483
FTVIPT Frank Inc Sec, Cl 2          FTVIPT Franklin Income Securities Fund - Class 2                                    9,037,063
FTVIPT Frank Real Est, Cl 2         FTVIPT Franklin Real Estate Fund - Class 2                                          3,613,530
FTVIPT Frank Rising Divd, Cl 2      FTVIPT Franklin Rising Dividends Securities Fund - Class 2                            408,374
FTVIPT Frank Sm Cap Val, Cl 2       FTVIPT Franklin Small Cap Value Securities Fund - Class 2                           2,130,881
FTVIPT Frank Sm Mid Cap Gro, Cl 2   FTVIPT Franklin Small-Mid Cap Growth Securities Fund - Class 2                      1,423,534
FTVIPT Mutual Shares Sec, Cl 2      FTVIPT Mutual Shares Securities Fund - Class 2                                      8,852,897
FTVIPT Temp Dev Mkts Sec, Cl 2      FTVIPT Templeton Developing Markets Securities Fund - Class 2                         541,739
FTVIPT Temp For Sec, Cl 2           FTVIPT Templeton Foreign Securities Fund - Class 2                                  4,245,965
FTVIPT Temp Global Inc, Cl 2        FTVIPT Templeton Global Income Securities Fund - Class 2                           34,404,137
FTVIPT Temp Gro Sec, Cl 2           FTVIPT Templeton Growth Securities Fund - Class 2                                   1,390,576
GS VIT Cap Gro                      Goldman Sachs VIT Capital Growth Fund                                                  32,563
GS VIT Structd U.S. Eq              Goldman Sachs VIT Structured U.S. Equity Fund                                       1,086,178
GS VIT Intl Eq                      Goldman Sachs VIT International Equity Fund                                           114,390
GS VIT Mid Cap Val                  Goldman Sachs VIT Mid Cap Value Fund                                               38,631,767
Janus Aspen Bal, Inst               Janus Aspen Series Balanced Portfolio: Institutional Shares                           359,412
Janus Aspen Global Tech, Serv       Janus Aspen Series Global Technology Portfolio: Service Shares                         99,638
Janus Aspen Intl Gro, Serv          Janus Aspen Series International Growth Portfolio: Service Shares                     194,160
Janus Aspen Lg Cap Gro, Serv        Janus Aspen Series Large Cap Growth Portfolio: Service Shares                          97,677
Janus Aspen Mid Cap Gro, Serv       Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                            43,625
Janus Aspen World Gro, Inst         Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares                    67,877
JPM U.S. Lg Cap Core Eq             JPMorgan U.S. Large Cap Core Equity Portfolio                                         212,930
Lazard Retire Eq                    Lazard Retirement Equity Portfolio                                                     17,705
Lazard Retire Intl Eq               Lazard Retirement International Equity Portfolio                                       64,448
Col Asset Alloc VS, Cl A            Columbia Asset Allocation Fund, Variable Series, Class A                               31,307
Col Federal Sec VS, Cl A            Columbia Federal Securities Fund, Variable Series, Class A                            165,520
Col Sm Co Gro VS, Cl A              Columbia Small Company Growth Fund, Variable Series, Class A                            2,921
MFS Inv Gro Stock, Serv Cl          MFS(R) Investors Growth Stock Series - Service Class                                  368,968
MFS Inv Trust, Init Cl              MFS(R) Investors Trust Series - Initial Class                                         243,655
MFS Inv Trust, Serv Cl              MFS(R) Investors Trust Series - Service Class                                          50,226
MFS New Dis, Init Cl                MFS(R) New Discovery Series - Initial Class                                            72,108
MFS New Dis, Serv Cl                MFS(R) New Discovery Series - Service Class                                           372,491
MFS Research, Init Cl               MFS(R) Research Series - Initial Class                                                126,097
MFS Total Return, Init Cl           MFS(R) Total Return Series - Initial Class                                             31,120
MFS Total Return, Serv Cl           MFS(R) Total Return Series - Service Class                                         12,300,605
MFS Utilities, Init Cl              MFS(R) Utilities Series - Initial Class                                               769,303
MFS Utilities, Serv Cl              MFS(R) Utilities Series - Service Class                                               593,523
OpCap Eq                            OpCap Equity Portfolio                                                                 62,393
OpCap Managed                       OpCap Managed Portfolio                                                               353,222
OpCap Sm Cap                        OpCap Small Cap Portfolio                                                             481,289
Oppen Cap Appr VA                   Oppenheimer Capital Appreciation Fund/VA                                              144,103
Oppen Cap Appr VA, Serv             Oppenheimer Capital Appreciation Fund/VA, Service Shares                           32,019,909
Oppen Global Sec VA                 Oppenheimer Global Securities Fund/VA                                                  21,476
Oppen Global Sec VA, Serv           Oppenheimer Global Securities Fund/VA, Service Shares                               3,792,236
Oppen Hi Inc VA                     Oppenheimer High Income Fund/VA                                                       317,422
Oppen Hi Inc VA, Serv               Oppenheimer High Income Fund/VA, Service Shares                                       798,365
Oppen Main St VA                    Oppenheimer Main Street Fund/VA                                                         7,261
Oppen Main St Sm Cap VA, Serv       Oppenheimer Main Street Small Cap Fund/VA, Service Shares                           1,359,564
Oppen Strategic Bond VA             Oppenheimer Strategic Bond Fund/VA                                                     52,071
Oppen Strategic Bond VA, Serv       Oppenheimer Strategic Bond Fund/VA, Service Shares                                 52,417,698
Put VT Div Inc, Cl IA               Putnam VT Diversified Income Fund - Class IA Shares                                   422,889
Put VT Div Inc, Cl IB               Putnam VT Diversified Income Fund - Class IB Shares                                   361,071
Put VT Global Eq, Cl IA             Putnam VT Global Equity Fund - Class IA Shares                                         16,949
Put VT Gro & Inc, Cl IA             Putnam VT Growth and Income Fund - Class IA Shares                                    192,030
Put VT Gro & Inc, Cl IB             Putnam VT Growth and Income Fund - Class IB Shares                                    855,666
Put VT Health Sciences, Cl IB       Putnam VT Health Sciences Fund - Class IB Shares                                      330,504
Put VT Hi Yield, Cl IA              Putnam VT High Yield Fund - Class IA Shares                                           173,235
Put VT Hi Yield, Cl IB              Putnam VT High Yield Fund - Class IB Shares                                           149,383
Put VT Inc, Cl IB                   Putnam VT Income Fund - Class IB Shares                                                73,078
Put VT Intl Eq, Cl IB               Putnam VT International Equity Fund - Class IB Shares                               1,990,649
Put VT Intl Gro & Inc, Cl IB        Putnam VT International Growth and Income Fund - Class IB Shares                        3,091
Put VT Intl New Opp, Cl IB          Putnam VT International New Opportunities Fund - Class IB Shares                      166,383
Put VT New Opp, Cl IA               Putnam VT New Opportunities Fund - Class IA Shares                                     25,970
Put VT Research, Cl IB              Putnam VT Research Fund - Class IB Shares                                              29,782
Put VT Sm Cap Val, Cl IB            Putnam VT Small Cap Value Fund - Class IB Shares                                      262,935


--------------------------------------------------------------------------------
307 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT                          FUND                                                                               PURCHASES
----------------------------------------------------------------------------------------------------------------------------------
Put VT Vista, Cl IB                 Putnam VT Vista Fund - Class IB Shares                                            $    295,097
Put VT Voyager, Cl IA               Putnam VT Voyager Fund - Class IA Shares                                                13,847
Put VT Voyager, Cl IB               Putnam VT Voyager Fund - Class IB Shares                                                61,327
RVS VP Bal                          RiverSource(SM) Variable Portfolio - Balanced Fund                                   1,174,083
RVS VP Cash Mgmt                    RiverSource(SM) Variable Portfolio - Cash Management Fund                           31,621,864
RVS VP Div Bond                     RiverSource(SM) Variable Portfolio - Diversified Bond Fund                           7,953,604
RVS VP Div Eq Inc                   RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund                 71,468,313
RVS VP Emer Mkts                    RiverSource(SM) Variable Portfolio - Emerging Markets Fund                          27,156,242
RVS VP Gro                          RiverSource(SM) Variable Portfolio - Growth Fund                                        93,208
RVS VP Hi Yield Bond                RiverSource(SM) Variable Portfolio - High Yield Bond Fund                           26,125,554
RVS VP Inc Opp                      RiverSource(SM) Variable Portfolio - Income Opportunities Fund                       1,167,613
RVS VP Intl Opp                     RiverSource(SM) Variable Portfolio - International Opportunity Fund                    459,968
RVS VP Lg Cap Eq                    RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                          35,924,710
RVS VP Lg Cap Val                   RiverSource(SM) Variable Portfolio - Large Cap Value Fund                               71,331
RVS VP Mid Cap Gro                  RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                             3,114,690
RVS VP New Dim                      RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                          2,018,632
RVS VP S&P 500                      RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                              2,290,844
RVS VP Select Val                   RiverSource(SM) Variable Portfolio - Select Value Fund                                  15,740
RVS VP Short Duration               RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund            11,699,020
RVS VP Sm Cap Adv                   RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                        1,171,263
RVS VP Sm Cap Val                   RiverSource(SM) Variable Portfolio - Small Cap Value Fund                           48,307,634
RVS VP Strategy Aggr                RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                           44,663
Royce Micro-Cap                     Royce Micro-Cap Portfolio                                                              127,575
Royce Sm-Cap                        Royce Small-Cap Portfolio                                                              196,613
STI CVT Cap Appr                    STI Classic Variable Trust Capital Appreciation Fund                                 2,925,746
STI CVT Intl Eq                     STI Classic Variable Trust International Equity Fund                                    93,356
STI CVT Invest Gr Bond              STI Classic Variable Trust Investment Grade Bond Fund                                   62,352
STI CVT Lg Cap Relative Val         STI Classic Variable Trust Large Cap Relative Value Fund                               125,157
STI CVT Lg Cap Val Eq               STI Classic Variable Trust Large Cap Value Equity Fund                                  86,456
STI CVT Mid-Cap Eq                  STI Classic Variable Trust Mid-Cap Equity Fund                                          17,267
STI CVT Sm Cap Val Eq               STI Classic Variable Trust Small Cap Value Equity Fund                               2,416,564
Third Ave Val                       Third Avenue Value Portfolio                                                         1,198,926
VanK LIT Comstock, Cl II            Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                109,890,406
VanK LIT Gro & Inc, Cl II           Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares           777,796
VanK UIF U.S. Real Est, Cl I        Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                               396,215
VanK UIF U.S. Real Est, Cl II       Van Kampen UIF U.S. Real Estate Portfolio Class II Shares                            2,917,211
Wanger Intl Sm Cap                  Wanger International Small Cap                                                      22,350,671
Wanger U.S. Sm Co                   Wanger U.S. Smaller Companies                                                       24,734,332
WF Adv VT Asset Alloc               Wells Fargo Advantage VT Asset Allocation Fund                                       2,229,181
WF Adv VT C&B Lg Cap Val            Wells Fargo Advantage VT C&B Large Cap Value Fund                                      830,176
WF Adv VT Eq Inc                    Wells Fargo Advantage VT Equity Income Fund                                          5,696,864
WF Adv VT Intl Core                 Wells Fargo Advantage VT International Core Fund                                       457,427
WF Adv VT Lg Co Core                Wells Fargo Advantage VT Large Company Core Fund                                       132,481
WF Adv VT Lg Co Gro                 Wells Fargo Advantage VT Large Company Growth Fund                                  18,468,527
WF Adv VT Money Mkt                 Wells Fargo Advantage VT Money Market Fund                                           6,090,644
WF Adv VT Sm Cap Gro                Wells Fargo Advantage VT Small Cap Growth Fund                                         146,986
WF Adv VT Total Return Bond         Wells Fargo Advantage VT Total Return Bond Fund                                     14,976,904


--------------------------------------------------------------------------------
308 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at Dec. 31, 2005:



                                              AIM VI       AIM VI       AIM VI       AIM VI       AIM VI
                                            BASIC VAL,    CAP APPR,    CAP APPR,    CAP DEV,     CAP DEV,
PRICE LEVEL                                   SER II        SER I       SER II        SER I       SER II
                                            --------------------------------------------------------------
1.00%                                            $1.15        $0.75        $1.40         $ --        $1.24
1.10%                                             1.14         0.74         1.39           --         1.23
1.15%                                             1.12         0.92         1.15           --         1.20
1.20%                                             1.22         0.62         1.16           --         1.28
1.25%                                               --           --           --           --           --
1.25%                                             1.14         0.91         1.39           --         1.23
1.30%                                             1.54           --         1.47           --         1.67
1.35%                                             1.13         0.73         1.38           --         1.22
1.40%                                               --           --           --           --           --
1.40%                                             1.42         1.02         1.13         1.57         1.54
1.45%                                             1.22         0.61         1.16           --         1.27
1.50%                                             1.42         0.61         1.13         1.11         1.53
1.55%                                             1.53           --         1.46           --         1.66
1.60%                                             1.41         0.67         1.12         1.11         1.53
1.65%                                             1.52         0.60         1.45           --         1.65
1.70%                                             1.41         0.60         1.12           --         1.52
1.75%                                             1.21           --         1.15           --         1.26
1.80%                                             1.40         1.47         1.11           --         1.52
1.85%                                             1.52           --         1.44           --         1.64
1.90%                                             1.11           --         1.13           --         1.18
1.95%                                             1.11           --           --           --         1.18
2.00%                                             1.11           --         1.13           --         1.18
2.05%                                             1.11           --         1.13           --         1.18
2.10%                                             1.11           --         1.13           --         1.18
2.15%                                             1.10           --         1.13           --         1.18
2.20%                                             1.10           --         1.13           --         1.18


--------------------------------------------------------------------------------
309 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                              AIM VI        AIM VI        AIM VI          AIM VI           AIM VI
                                             CORE EQ,    DEMO TRENDS,    INTL GRO,   MID CAP CORE EQ,   PREMIER EQ,
PRICE LEVEL                                    SER I         SER I         SER I          SER II           SER I
                                            ------------------------------------------------------------------------
1.00%                                             $  --          $0.60        $  --              $  --         $0.72
1.10%                                                --           0.60           --                 --          0.72
1.15%                                                --             --           --               1.15          0.75
1.20%                                                --             --           --                 --          0.65
1.25%                                                --             --           --                 --            --
1.25%                                                --           0.59           --                 --          0.75
1.30%                                                --             --           --               1.14            --
1.35%                                                --           0.59           --               1.14          0.71
1.40%                                                --             --           --                 --            --
1.40%                                              1.26             --         1.46                 --          1.15
1.45%                                                --             --           --               1.14          0.64
1.50%                                                --             --           --               1.14          0.64
1.55%                                                --             --           --               1.14            --
1.60%                                                --             --           --                 --          0.65
1.65%                                                --             --           --               1.14          0.63
1.70%                                                --             --           --               1.14          0.63
1.75%                                                --             --           --               1.13            --
1.80%                                                --             --           --               1.13          1.37
1.85%                                                --             --           --               1.13            --
1.90%                                                --             --           --               1.13            --
1.95%                                                --             --           --               1.13            --
2.00%                                                --             --           --               1.13            --
2.05%                                                --             --           --               1.13            --
2.10%                                                --             --           --               1.13            --
2.15%                                                --             --           --               1.13            --
2.20%                                                --             --           --               1.13            --

                                               AIM VI        AB VPS        AB VPS         AB VPS           AB VPS
                                            PREMIER EQ,   GLOBAL TECH,   GRO & INC,      INTL VAL,       LG CAP GRO,
PRICE LEVEL                                    SER II         CL B          CL B           CL B             CL B
                                            ------------------------------------------------------------------------
1.00%                                             $1.05          $0.45        $1.11              $  --         $0.67
1.10%                                              1.04           0.45         1.10                 --          0.66
1.15%                                                --             --         1.12               1.38            --
1.20%                                              1.13           1.07         1.22                 --          1.25
1.25%                                                --             --           --                 --            --
1.25%                                              1.04           0.44         1.09                 --          0.66
1.30%                                              1.36           1.50         1.50               1.38          1.51
1.35%                                              1.03           0.44         1.09               1.38          0.65
1.40%                                                --             --           --                 --            --
1.40%                                              0.99           0.68         1.41               1.38          0.79
1.45%                                              1.13           1.06         1.21               1.38          1.24
1.50%                                              0.98           0.41         1.40               1.37          0.65
1.55%                                              1.35           1.49         1.49               1.37          1.50
1.60%                                              0.98           0.44         1.40               1.37          0.70
1.65%                                              1.35           1.48         1.49               1.37          1.50
1.70%                                              0.97           1.40         1.39               1.37          1.34
1.75%                                              1.12           1.05         1.21               1.37          1.23
1.80%                                              0.97           1.40         1.38               1.37          1.34
1.85%                                              1.34           1.47         1.48               1.37          1.49
1.90%                                                --             --         1.11               1.36            --
1.95%                                                --             --         1.10               1.36            --
2.00%                                                --             --         1.10               1.36            --
2.05%                                                --             --         1.10               1.36            --
2.10%                                                --             --         1.10               1.36            --
2.15%                                                --             --         1.10               1.36            --
2.20%                                                --             --         1.10               1.36            --


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310 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                              AB VPS           AB VPS           AC VP          AC VP          AC VP
                                            BAL SHARES,   U.S. GOVT/HI GR,   INC & GRO,   INFLATION PROT,     INTL,
PRICE LEVEL                                     CL B            CL B            CL I           CL II          CL II
                                            --------------------------------------------------------------------------
1.00%                                             $1.18              $  --        $  --             $  --        $  --
1.10%                                              1.17                 --           --                --           --
1.15%                                              1.10                 --           --              1.06         1.25
1.20%                                              1.15                 --           --                --           --
1.25%                                                --                 --           --                --           --
1.25%                                              1.17                 --           --                --           --
1.30%                                              1.30                 --           --              1.06         1.25
1.35%                                              1.16                 --           --              1.06         1.25
1.40%                                                --                 --           --                --           --
1.40%                                              1.27               1.29         1.35              1.06           --
1.45%                                              1.15                 --           --              1.05         1.25
1.50%                                              1.15               1.19           --              1.05         1.25
1.55%                                              1.29                 --           --              1.05         1.25
1.60%                                              1.26               1.28           --              1.05           --
1.65%                                              1.26                 --           --              1.05         1.24
1.70%                                              1.09                 --           --              1.05         1.24
1.75%                                              1.14                 --           --              1.05         1.24
1.80%                                              1.08                 --           --              1.05         1.24
1.85%                                              1.25                 --           --              1.05         1.24
1.90%                                              1.08                 --           --              1.05         1.24
1.95%                                              1.08                 --           --              1.05         1.24
2.00%                                              1.08                 --           --              1.04         1.24
2.05%                                              1.08                 --           --              1.04         1.24
2.10%                                              1.08                 --           --              1.04         1.24
2.15%                                              1.08                 --           --              1.04         1.23
2.20%                                              1.08                 --           --              1.04         1.23

                                               AC VP            AC VP          AC VP           BARON           COL
                                               ULTRA,            VAL,           VAL,         CAP ASSET,     SM CAP VAL,
PRICE LEVEL                                    CL II            CL I           CL II            INS          VS CL B
                                            --------------------------------------------------------------------------
1.00%                                             $  --              $  --        $  --             $  --        $  --
1.10%                                                --                 --           --                --           --
1.15%                                              1.07                 --         1.13                --         1.22
1.20%                                                --                 --           --                --           --
1.25%                                                --                 --           --                --           --
1.25%                                                --                 --           --                --           --
1.30%                                              1.07                 --         1.13                --         1.22
1.35%                                              1.07                 --         1.13                --         1.22
1.40%                                                --                 --           --                --           --
1.40%                                                --               1.82         1.13              1.73           --
1.45%                                              1.07                 --         1.13                --         1.22
1.50%                                              1.07                 --         1.13              1.44         1.21
1.55%                                              1.07                 --         1.13                --         1.21
1.60%                                                --                 --         1.13              1.44           --
1.65%                                              1.07                 --         1.12                --         1.21
1.70%                                              1.06                 --         1.12                --         1.21
1.75%                                              1.06                 --         1.12                --         1.21
1.80%                                              1.06                 --         1.12                --         1.21
1.85%                                              1.06                 --         1.12                --         1.21
1.90%                                              1.06                 --         1.12                --         1.21
1.95%                                              1.06                 --         1.12                --         1.20
2.00%                                              1.06                 --         1.12                --         1.20
2.05%                                              1.06                 --         1.12                --         1.20
2.10%                                              1.06                 --         1.12                --         1.20
2.15%                                              1.06                 --         1.11                --         1.20
2.20%                                              1.06                 --         1.11                --         1.20


--------------------------------------------------------------------------------
311 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                COL          COL          COL           CS          DREY IP
                                             HI YIELD,    HI YIELD,   LG CAP GRO,     MID-CAP    MIDCAP STOCK,
PRICE LEVEL                                   VS CL A      VS CL B      VS CL A         GRO           SERV
                                            ------------------------------------------------------------------
1.00%                                            $  --        $  --         $  --        $  --           $  --
1.10%                                               --           --            --           --              --
1.15%                                             1.29         1.06          1.04           --            1.22
1.20%                                               --           --            --           --              --
1.25%                                               --           --            --           --              --
1.25%                                             1.29           --          1.04           --              --
1.30%                                               --         1.06            --           --            1.22
1.35%                                               --         1.06            --           --            1.22
1.40%                                               --           --            --           --              --
1.40%                                               --           --            --         1.22              --
1.45%                                               --         1.05            --           --            1.22
1.50%                                               --         1.05            --         0.89            1.21
1.55%                                               --         1.05            --           --            1.21
1.60%                                               --           --            --         0.79              --
1.65%                                               --         1.05            --           --            1.21
1.70%                                               --         1.05            --           --            1.21
1.75%                                               --         1.05            --           --            1.21
1.80%                                               --         1.05            --           --            1.21
1.85%                                               --         1.05            --           --            1.21
1.90%                                               --         1.05            --           --            1.21
1.95%                                               --         1.05            --           --            1.21
2.00%                                               --         1.04            --           --            1.20
2.05%                                               --         1.04            --           --            1.20
2.10%                                               --         1.04            --           --            1.20
2.15%                                               --         1.04            --           --            1.20
2.20%                                               --         1.04            --           --            1.20

                                              DREY IP         DREY        DREY VIF      DREY VIF     DREY VIF
                                             TECH GRO,   SOC RESP GRO,     APPR,      DISC STOCK,    INTL VAL,
PRICE LEVEL                                    SERV           INIT          SERV          INIT         SERV
                                            ------------------------------------------------------------------
1.00%                                            $  --           $  --        $  --         $  --        $  --
1.10%                                               --              --           --            --           --
1.15%                                             1.06              --         1.06            --         1.26
1.20%                                               --            0.65           --            --           --
1.25%                                               --              --           --            --           --
1.25%                                               --            0.65           --            --           --
1.30%                                             1.05              --         1.06            --         1.26
1.35%                                             1.05              --         1.06            --         1.26
1.40%                                               --              --           --            --           --
1.40%                                             1.05            0.77         1.06          0.90           --
1.45%                                             1.05            0.64         1.05            --         1.26
1.50%                                             1.05            0.64         1.05            --         1.26
1.55%                                             1.05              --         1.05            --         1.26
1.60%                                             1.05            1.37         1.05            --           --
1.65%                                             1.05            0.63         1.05            --         1.25
1.70%                                             1.05            0.63         1.05            --         1.25
1.75%                                             1.05              --         1.05            --         1.25
1.80%                                             1.05            1.36         1.05            --         1.25
1.85%                                             1.04              --         1.05            --         1.25
1.90%                                             1.04              --         1.05            --         1.25
1.95%                                             1.04              --         1.05            --         1.25
2.00%                                             1.04              --         1.05            --         1.25
2.05%                                             1.04              --         1.04            --         1.24
2.10%                                             1.04              --         1.04            --         1.24
2.15%                                             1.04              --         1.04            --         1.24
2.20%                                             1.04              --         1.04            --         1.24


--------------------------------------------------------------------------------
312 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                              DREY VIF        EG VA        EG VA         EG VA          EG VA
                                            SM CO STOCK,      BAL,      CORE BOND,    FUNDAMENTAL    FUNDAMENTAL
PRICE LEVEL                                     INIT          CL 2         CL 2      LG CAP, CL 1   LG CAP, CL 2
                                            --------------------------------------------------------------------
1.00%                                              $  --        $1.25        $1.11          $1.14          $1.43
1.10%                                                 --         1.24         1.10           1.14           1.43
1.15%                                                 --           --         1.04             --           1.18
1.20%                                                 --         1.13         1.05             --           1.23
1.25%                                                 --           --           --             --             --
1.25%                                                 --         1.24         1.10           1.13           1.42
1.30%                                                 --         1.25         1.06             --           1.52
1.35%                                                 --         1.23         1.09           1.12           1.42
1.40%                                                 --           --           --             --             --
1.40%                                               1.54         1.23         1.09             --           1.41
1.45%                                                 --         1.12         1.04             --           1.22
1.50%                                                 --         1.23         1.09             --           1.41
1.55%                                                 --         1.25         1.05             --           1.51
1.60%                                                 --         1.22         1.09             --           1.40
1.65%                                                 --         1.24         1.05             --           1.50
1.70%                                                 --         1.22         1.08             --           1.40
1.75%                                                 --         1.11         1.04             --           1.21
1.80%                                                 --         1.22         1.08             --           1.39
1.85%                                                 --         1.23         1.04             --           1.49
1.90%                                                 --           --         1.03             --           1.16
1.95%                                                 --           --           --             --             --
2.00%                                                 --           --         1.03             --           1.16
2.05%                                                 --           --         1.03             --           1.16
2.10%                                                 --           --         1.03             --           1.16
2.15%                                                 --           --         1.02             --           1.16
2.20%                                                 --           --         1.02             --           1.15

                                                EG VA         EG VA       EG VA         EG VA          EG VA
                                                GRO,         HI INC,     INTL EQ,      INTL EQ,        OMEGA,
PRICE LEVEL                                     CL 2          CL 2         CL 1          CL 2           CL 1
                                            --------------------------------------------------------------------
1.00%                                              $1.60        $1.30        $1.42          $1.63          $0.77
1.10%                                               1.60         1.30         1.41           1.62           0.77
1.15%                                               1.18         1.06           --           1.32             --
1.20%                                               1.19         1.10           --           1.44             --
1.25%                                                 --           --           --             --             --
1.25%                                               1.59         1.29         1.41           1.62           0.76
1.30%                                               1.65         1.23           --           1.81             --
1.35%                                               1.58         1.29         1.41           1.61           0.76
1.40%                                                 --           --           --             --             --
1.40%                                               1.58         1.29           --           1.61             --
1.45%                                               1.18         1.10           --           1.44             --
1.50%                                               1.58         1.28           --           1.60             --
1.55%                                               1.63         1.22           --           1.79             --
1.60%                                               1.57         1.28           --           1.60             --
1.65%                                               1.63         1.22           --           1.79             --
1.70%                                               1.57         1.27           --           1.59             --
1.75%                                               1.18         1.09           --           1.43             --
1.80%                                               1.56         1.27           --           1.58             --
1.85%                                               1.62         1.21           --           1.78             --
1.90%                                               1.17         1.04           --           1.30             --
1.95%                                                 --           --           --             --             --
2.00%                                               1.16         1.04           --           1.30             --
2.05%                                               1.16         1.04           --           1.30             --
2.10%                                               1.16         1.04           --           1.29             --
2.15%                                               1.16         1.04           --           1.29             --
2.20%                                               1.16         1.04           --           1.29             --


--------------------------------------------------------------------------------
313 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                               EG VA         EG VA          EG VA           EG VA            EG VA
                                              OMEGA,     SPECIAL VAL,   SPECIAL VAL,   STRATEGIC INC,   STRATEGIC INC,
PRICE LEVEL                                    CL 2          CL 1           CL 2            CL 1             CL 2
                                            --------------------------------------------------------------------------
1.00%                                            $1.45          $1.99          $1.59            $1.53            $1.31
1.10%                                             1.44           1.98           1.58             1.52             1.31
1.15%                                             1.07             --           1.25               --             1.07
1.20%                                             1.10             --           1.37               --             1.08
1.25%                                               --             --             --               --               --
1.25%                                             1.44           1.96           1.58             1.51             1.30
1.30%                                             1.52             --           1.70               --             1.19
1.35%                                             1.43           1.95           1.57             1.50             1.30
1.40%                                               --             --             --               --               --
1.40%                                             1.43             --           1.57               --             1.29
1.45%                                             1.10             --           1.36               --             1.08
1.50%                                             1.42             --           1.56               --             1.29
1.55%                                             1.51             --           1.69               --             1.18
1.60%                                             1.42             --           1.56               --             1.29
1.65%                                             1.50             --           1.68               --             1.17
1.70%                                             1.41             --           1.55               --             1.28
1.75%                                             1.09             --           1.35               --             1.07
1.80%                                             1.41             --           1.55               --             1.27
1.85%                                             1.49             --           1.67               --             1.17
1.90%                                             1.06             --           1.24               --             1.05
1.95%                                               --             --             --               --               --
2.00%                                             1.06             --           1.23               --             1.05
2.05%                                             1.06             --           1.23               --             1.05
2.10%                                             1.06             --           1.23               --             1.05
2.15%                                             1.06             --           1.23               --             1.05
2.20%                                             1.06             --           1.23               --             1.05

                                              FID VIP       FID VIP       FID VIP         FID VIP          FID VIP
                                               BAL,          BAL,        CONTRAFUND,     CONTRAFUND,      DYN APPR,
PRICE LEVEL                                   SERV CL      SERV CL 2       SERV CL        SERV CL 2       SERV CL 2
                                            --------------------------------------------------------------------------
1.00%                                            $  --          $  --          $1.27            $1.44            $  --
1.10%                                               --             --           1.27             1.44               --
1.15%                                             1.07             --             --             1.28               --
1.20%                                               --             --             --             1.36             1.28
1.25%                                               --             --             --               --               --
1.25%                                             1.06             --           1.26             1.43             1.28
1.30%                                               --             --             --             1.71               --
1.35%                                               --             --           1.25             1.43               --
1.40%                                               --             --             --               --               --
1.40%                                               --           1.14             --             1.60             1.27
1.45%                                               --             --             --             1.36             1.27
1.50%                                               --           1.10             --             1.60             1.27
1.55%                                               --             --             --             1.69               --
1.60%                                               --           1.13             --             1.58             1.51
1.65%                                               --             --             --             1.69             1.26
1.70%                                               --           1.10             --             1.58             1.25
1.75%                                               --             --             --             1.35               --
1.80%                                               --           1.09             --             1.57             1.50
1.85%                                               --             --             --             1.68               --
1.90%                                               --             --             --             1.27               --
1.95%                                               --             --             --             1.26               --
2.00%                                               --             --             --             1.26               --
2.05%                                               --             --             --             1.26               --
2.10%                                               --             --             --             1.26               --
2.15%                                               --             --             --             1.26               --
2.20%                                               --             --             --             1.26               --


--------------------------------------------------------------------------------
314 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                              FID VIP      FID VIP      FID VIP      FID VIP      FID VIP
                                            GRO & INC,   GRO & INC,      GRO,          GRO,       HI INC,
PRICE LEVEL                                  SERV CL      SERV CL 2     SERV CL     SERV CL 2     SERV CL
                                            --------------------------------------------------------------
1.00%                                            $  --        $  --        $  --        $1.05        $1.02
1.10%                                               --           --           --         1.04         1.02
1.15%                                             0.98           --         0.80         1.08           --
1.20%                                               --           --           --         1.09           --
1.25%                                               --           --           --           --           --
1.25%                                             0.98           --         0.80         1.04         1.01
1.30%                                               --           --           --         1.42           --
1.35%                                               --           --           --         1.03         1.00
1.40%                                               --           --           --           --           --
1.40%                                             0.99         1.12           --         1.01           --
1.45%                                               --           --           --         1.08           --
1.50%                                             0.98         1.12           --         1.00           --
1.55%                                               --           --           --         1.41           --
1.60%                                             1.00         1.12           --         1.00           --
1.65%                                               --           --           --         1.41           --
1.70%                                               --         1.13           --         0.99           --
1.75%                                               --           --           --         1.08           --
1.80%                                               --         1.11           --         0.99           --
1.85%                                               --           --           --         1.40           --
1.90%                                               --           --           --         1.06           --
1.95%                                               --           --           --         1.06           --
2.00%                                               --           --           --         1.06           --
2.05%                                               --           --           --         1.06           --
2.10%                                               --           --           --         1.06           --
2.15%                                               --           --           --         1.06           --
2.20%                                               --           --           --         1.06           --

                                              FID VIP      FID VIP      FID VIP      FID VIP      FID VIP
                                              HI INC,    INVEST GR,    MID CAP,     MID CAP,     OVERSEAS,
PRICE LEVEL                                  SERV CL 2    SERV CL 2     SERV CL     SERV CL 2     SERV CL
                                            --------------------------------------------------------------
1.00%                                            $  --        $  --        $2.04        $1.68        $  --
1.10%                                               --           --         2.03         1.67           --
1.15%                                               --         1.04         2.74         1.42           --
1.20%                                             1.27           --           --         1.86           --
1.25%                                               --           --           --           --           --
1.25%                                             1.27           --         2.73         1.85           --
1.30%                                               --         1.04           --         2.00           --
1.35%                                               --         1.04         2.00         1.65           --
1.40%                                               --           --           --           --           --
1.40%                                             1.26           --         2.72         1.84         1.11
1.45%                                             1.26         1.04           --         1.83           --
1.50%                                             1.26         1.04         1.88         1.83         0.96
1.55%                                               --         1.04           --         1.98           --
1.60%                                             1.31           --         1.88         1.73         0.89
1.65%                                             1.25         1.03           --         1.82           --
1.70%                                             1.25         1.03           --         1.81           --
1.75%                                               --         1.03           --         1.52           --
1.80%                                             1.30         1.03           --         1.72           --
1.85%                                               --         1.03           --         1.96           --
1.90%                                               --         1.03           --         1.40           --
1.95%                                               --         1.03           --         1.40           --
2.00%                                               --         1.03           --         1.40           --
2.05%                                               --         1.03           --         1.40           --
2.10%                                               --         1.03           --         1.40           --
2.15%                                               --         1.03           --         1.40           --
2.20%                                               --         1.03           --         1.40           --


--------------------------------------------------------------------------------
315 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                              FID VIP       FTVIPT FRANK       FTVIPT FRANK   FTVIPT FRANK     FTVIPT FRANK
                                             OVERSEAS,        INC SEC,          REAL EST,     RISING DIVD,      SM CAP VAL,
PRICE LEVEL                                  SERV CL 2          CL 2               CL 2           CL 2             CL 2
                                            -------------------------------------------------------------------------------
1.00%                                              $1.41           $  --              $1.84          $  --            $1.38
1.10%                                               1.40              --               1.83             --             1.38
1.15%                                               1.30            1.13               1.52           1.12             2.24
1.20%                                               1.42            1.67               2.81             --             1.36
1.25%                                                 --              --                 --             --               --
1.25%                                               1.39            1.66               2.81             --             2.22
1.30%                                               1.92            1.13               2.04           1.12             1.80
1.35%                                               1.39            1.13               1.82           1.12             1.36
1.40%                                                 --              --                 --             --               --
1.40%                                               1.91            1.41               2.61             --             1.50
1.45%                                               1.41            1.41               2.46           1.11             1.35
1.50%                                               1.41            1.40               2.45           1.11             1.49
1.55%                                               1.91            1.12               2.02           1.11             1.79
1.60%                                               1.90            1.39               2.72             --             1.49
1.65%                                               1.90            1.39               2.43           1.11             1.34
1.70%                                               1.28            1.39               2.42           1.11             1.48
1.75%                                               1.40            1.12               1.53           1.11             1.38
1.80%                                               1.28            1.45               1.90           1.11             1.47
1.85%                                               1.89            1.12               1.96           1.11             1.77
1.90%                                               1.28            1.12               1.50           1.11               --
1.95%                                               1.28            1.12                 --           1.11               --
2.00%                                               1.28            1.11               1.49           1.10               --
2.05%                                               1.28            1.11               1.49           1.10               --
2.10%                                               1.28            1.11               1.49           1.10               --
2.15%                                               1.27            1.11               1.49           1.10               --
2.20%                                               1.27            1.11               1.49           1.10               --

                                            FTVIPT FRANK       FTVIPT             FTVIPT         FTVIPT            FTVIPT
                                            SM MID CAP     MUTUAL SHARES      TEMP DEV MKTS     TEMP FOR        TEMP GLOBAL
PRICE LEVEL                                   GRO, CL 2      SEC, CL 2          SEC, CL 2       SEC, CL 2        INC, CL 2
                                            -------------------------------------------------------------------------------
1.00%                                              $0.83           $1.53              $1.85          $1.14            $  --
1.10%                                               0.82            1.52               1.84           1.14               --
1.15%                                               1.11            1.61                 --           1.21             1.12
1.20%                                               0.60            1.63                 --           1.36               --
1.25%                                                 --            1.63(1)              --           1.21(3)            --
1.25%                                               1.10            1.60(2)            1.83           1.13(4)            --
1.30%                                               1.57            1.53                 --           1.71             1.11
1.35%                                               0.81            1.50               1.82           1.12             1.11
1.40%                                                 --              --                 --             --               --
1.40%                                               0.55            1.60                 --           1.39             1.11
1.45%                                               0.59            1.52                 --           1.35             1.11
1.50%                                               0.54            1.52                 --           1.38             1.11
1.55%                                               1.56            1.52                 --           1.70             1.11
1.60%                                               1.15            1.62                 --           1.38             1.11
1.65%                                               0.54            1.51                 --           1.69             1.11
1.70%                                               0.54            1.50                 --           1.37             1.11
1.75%                                               1.16            1.28                 --           1.34             1.10
1.80%                                               1.14            1.29                 --           1.34             1.10
1.85%                                               1.55            1.50                 --           1.68             1.10
1.90%                                               1.11            1.18                 --             --             1.10
1.95%                                               1.10            1.18                 --             --             1.10
2.00%                                               1.10            1.18                 --             --             1.10
2.05%                                               1.10            1.18                 --             --             1.10
2.10%                                               1.10            1.18                 --             --             1.10
2.15%                                               1.10            1.18                 --             --             1.10
2.20%                                               1.10            1.18                 --             --             1.10


--------------------------------------------------------------------------------
316 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                              FTVIPT
                                              TEMP GRO        GS VIT         GS VIT            GS VIT          GS VIT
PRICE LEVEL                                  SEC, CL 2        CAP GRO     STRUCTD U.S.EQ       INTL EQ       MID CAP VAL
                                            ------------------------------------------------------------------------------
1.00%                                              $  --          $  --            $  --            $  --            $  --
1.10%                                                 --             --               --               --               --
1.15%                                               1.21             --               --               --             1.34
1.20%                                                 --             --             0.94               --             2.60
1.25%                                                 --             --               --               --               --
1.25%                                                 --             --             0.94               --             2.59
1.30%                                               1.21             --               --               --             1.33
1.35%                                               1.21             --               --               --             1.33
1.40%                                                 --             --               --               --               --
1.40%                                                 --           0.88             1.02             1.12             2.30
1.45%                                               1.20             --             0.93               --             2.56
1.50%                                               1.20           0.76             0.93             0.91             2.55
1.55%                                               1.20             --               --               --             1.33
1.60%                                                 --           0.79             0.94             0.87             1.83
1.65%                                               1.20             --             0.92               --             2.53
1.70%                                               1.20             --             0.92               --             2.53
1.75%                                               1.20             --               --               --             1.32
1.80%                                               1.20             --             1.57               --             1.82
1.85%                                               1.20             --               --               --             1.32
1.90%                                               1.20             --               --               --             1.32
1.95%                                               1.19             --               --               --             1.32
2.00%                                               1.19             --               --               --             1.32
2.05%                                               1.19             --               --               --             1.32
2.10%                                               1.19             --               --               --             1.32
2.15%                                               1.19             --               --               --             1.32
2.20%                                               1.19             --               --               --             1.32

                                                           JANUS ASPEN     JANUS ASPEN      JANUS ASPEN      JANUS ASPEN
                                            JANUS ASPEN    GLOBAL TECH,      INTL GRO,      LG CAP GRO         MID CAP
PRICE LEVEL                                  BAL, INST         SERV            SERV             SERV             SERV
                                            ------------------------------------------------------------------------------
1.00%                                              $  --          $  --            $  --            $  --            $  --
1.10%                                                 --             --               --               --               --
1.15%                                                 --           0.42               --             0.64             0.57
1.20%                                                 --             --               --               --               --
1.25%                                                 --             --               --               --               --
1.25%                                                 --           0.41               --             0.64             0.57
1.30%                                                 --             --               --               --               --
1.35%                                                 --             --               --               --               --
1.40%                                                 --             --               --               --               --
1.40%                                               1.81           0.39             0.89             0.60             0.52
1.45%                                                 --             --               --               --               --
1.50%                                                 --           0.38             0.88             0.59             0.51
1.55%                                                 --             --               --               --               --
1.60%                                                 --           0.38             0.80             0.58             0.43
1.65%                                                 --             --               --               --               --
1.70%                                                 --             --               --               --               --
1.75%                                                 --             --               --               --               --
1.80%                                                 --             --               --               --               --
1.85%                                                 --             --               --               --               --
1.90%                                                 --             --               --               --               --
1.95%                                                 --             --               --               --               --
2.00%                                                 --             --               --               --               --
2.05%                                                 --             --               --               --               --
2.10%                                                 --             --               --               --               --
2.15%                                                 --             --               --               --               --
2.20%                                                 --             --               --               --               --


--------------------------------------------------------------------------------
317 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                             JANUS ASPEN       JPM                                               COL
                                             WORLD GRO,    U.S. LG CAP        LAZARD           LAZARD         ASSET ALLOC
PRICE LEVEL                                     INST         CORE EQ         RETIRE EQ     RETIRE INTL EQ      VS, CL A
                                             -----------------------------------------------------------------------------
1.00%                                              $  --          $  --            $  --            $  --            $  --
1.10%                                                 --             --               --               --               --
1.15%                                                 --             --               --               --             1.38
1.20%                                                 --             --               --               --               --
1.25%                                                 --             --               --               --               --
1.25%                                                 --             --               --               --             1.37
1.30%                                                 --             --               --               --               --
1.35%                                                 --             --               --               --               --
1.40%                                                 --             --               --               --               --
1.40%                                               1.30           0.82             1.03             0.99               --
1.45%                                                 --             --               --               --               --
1.50%                                                 --           0.78             1.03             0.97               --
1.55%                                                 --             --               --               --               --
1.60%                                                 --           0.81             1.11             0.97               --
1.65%                                                 --             --               --               --               --
1.70%                                                 --             --               --               --               --
1.75%                                                 --             --               --               --               --
1.80%                                                 --             --               --               --               --
1.85%                                                 --             --               --               --               --
1.90%                                                 --             --               --               --               --
1.95%                                                 --             --               --               --               --
2.00%                                                 --             --               --               --               --
2.05%                                                 --             --               --               --               --
2.10%                                                 --             --               --               --               --
2.15%                                                 --             --               --               --               --
2.20%                                                 --             --               --               --               --

                                                COL            COL            MFS               MFS              MFS
                                            FEDERAL SEC      SM CO GRO    INV GRO STOCK,     INV TRUST,       INV TRUST,
PRICE LEVEL                                   VS, CL A       VS, CL A       SERV CL           INIT CL          SERV CL
                                            ------------------------------------------------------------------------------
1.00%                                              $  --          $  --            $0.68            $  --            $  --
1.10%                                                 --             --             0.68               --               --
1.15%                                               1.06           1.68             1.11             0.95             0.89
1.20%                                                 --             --             1.13             0.94               --
1.25%                                                 --             --               --               --               --
1.25%                                               1.05           1.68             0.67             0.94             0.89
1.30%                                                 --             --             1.36               --               --
1.35%                                                 --             --             0.67               --               --
1.40%                                                 --             --               --               --               --
1.40%                                                 --             --             1.36             0.92             1.11
1.45%                                                 --             --             1.13             0.92               --
1.50%                                                 --             --             1.13             0.92             1.10
1.55%                                                 --             --             1.35               --               --
1.60%                                                 --             --             1.35             1.45             1.10
1.65%                                                 --             --             1.35             0.91               --
1.70%                                                 --             --             1.10             0.91             1.10
1.75%                                                 --             --             1.12               --               --
1.80%                                                 --             --             1.10             1.44             1.09
1.85%                                                 --             --             1.34               --               --
1.90%                                                 --             --             1.10               --               --
1.95%                                                 --             --             1.10               --               --
2.00%                                                 --             --             1.09               --               --
2.05%                                                 --             --             1.09               --               --
2.10%                                                 --             --             1.09               --               --
2.15%                                                 --             --             1.09               --               --
2.20%                                                 --             --             1.09               --               --


--------------------------------------------------------------------------------
318 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                MFS            MFS             MFS              MFS              MFS
                                               NEW DIS,      NEW DIS,       RESEARCH,      TOTAL RETURN,    TOTAL RETURN,
PRICE LEVEL                                    INIT CL       SERV CL         INIT CL          INIT CL          SERV CL
                                              ----------------------------------------------------------------------------
1.00%                                              $  --          $0.92            $  --            $  --            $1.33
1.10%                                                 --           0.92               --               --             1.32
1.15%                                               1.27           0.84               --             1.37             1.25
1.20%                                                 --           1.07               --               --             1.17
1.25%                                                 --             --               --               --               --
1.25%                                               1.26           0.84               --             1.36             1.25
1.30%                                                 --           1.46               --               --             1.30
1.35%                                                 --           0.91               --               --             1.30
1.40%                                                 --             --               --               --               --
1.40%                                               1.29           1.05             0.94               --             1.17
1.45%                                                 --           1.07               --               --             1.16
1.50%                                               0.86           1.04             0.77               --             1.17
1.55%                                                 --           1.45               --               --             1.29
1.60%                                               0.79           1.04             0.81               --             1.17
1.65%                                                 --           1.44               --               --             1.29
1.70%                                                 --           1.04               --               --             1.16
1.75%                                                 --           1.06               --               --             1.15
1.80%                                                 --           1.03               --               --             1.14
1.85%                                                 --           1.43               --               --             1.28
1.90%                                                 --           1.07               --               --             1.09
1.95%                                                 --           1.07               --               --             1.09
2.00%                                                 --           1.07               --               --             1.09
2.05%                                                 --           1.07               --               --             1.09
2.10%                                                 --           1.07               --               --             1.09
2.15%                                                 --           1.07               --               --             1.09
2.20%                                                 --           1.07               --               --             1.09

                                                MFS           MFS
                                             UTILITIES,     UTILITIES,        OPCAP            OPCAP            OPCAP
PRICE LEVEL                                   INIT CL        SERV CL           EQ              MANAGED          SM CAP
                                             -----------------------------------------------------------------------------
1.00%                                              $  --          $1.74            $  --            $  --            $  --
1.10%                                                 --           1.74               --               --               --
1.15%                                               1.38           1.14               --               --               --
1.20%                                               1.06           1.61               --               --               --
1.25%                                                 --             --               --               --               --
1.25%                                               1.37           1.13               --               --               --
1.30%                                                 --           1.97               --               --               --
1.35%                                                 --           1.72               --               --               --
1.40%                                                 --             --               --               --               --
1.40%                                               1.43           1.67             1.36             2.36             1.66
1.45%                                               1.05           1.60               --               --               --
1.50%                                               0.95           1.67               --               --               --
1.55%                                                 --           1.96               --               --               --
1.60%                                               1.10           1.62               --               --               --
1.65%                                               0.94           1.91               --               --               --
1.70%                                               0.94           1.65               --               --               --
1.75%                                                 --           1.59               --               --               --
1.80%                                               1.95           1.61               --               --               --
1.85%                                                 --           1.90               --               --               --
1.90%                                                 --           1.42               --               --               --
1.95%                                                 --           1.42               --               --               --
2.00%                                                 --           1.41               --               --               --
2.05%                                                 --           1.41               --               --               --
2.10%                                                 --           1.41               --               --               --
2.15%                                                 --           1.41               --               --               --
2.20%                                                 --           1.41               --               --               --


--------------------------------------------------------------------------------
319 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                             OPPEN        OPPEN         OPPEN        OPPEN
                                               OPPEN      CAP APPR VA,  GLOBAL SEC   GLOBAL SEC VA,  HI INC
PRICE LEVEL                                 CAP APPR VA      SERV           VA           SERV          VA
                                            ---------------------------------------------------------------
1.00%                                             $  --         $1.11        $  --           $1.44    $  --
1.10%                                                --          1.11           --            1.44       --
1.15%                                                --          1.10           --            1.30       --
1.20%                                                --          1.15           --            1.45       --
1.25%                                                --            --           --              --       --
1.25%                                                --          1.10           --            1.44       --
1.30%                                                --          1.43           --            1.93       --
1.35%                                                --          1.10           --            1.42       --
1.40%                                                --            --           --              --       --
1.40%                                              1.50          1.35         1.85            1.43     1.26
1.45%                                                --          1.14           --            1.43       --
1.50%                                                --          1.35           --            1.43       --
1.55%                                                --          1.42           --            1.92       --
1.60%                                                --          1.34           --            1.71       --
1.65%                                                --          1.41           --            1.41       --
1.70%                                                --          1.33           --            1.42       --
1.75%                                                --          1.14           --            1.41       --
1.80%                                                --          1.33           --            1.70       --
1.85%                                                --          1.41           --            1.90       --
1.90%                                                --          1.09           --            1.29       --
1.95%                                                --          1.09           --            1.29       --
2.00%                                                --          1.09           --            1.29       --
2.05%                                                --          1.09           --            1.28       --
2.10%                                                --          1.09           --            1.28       --
2.15%                                                --          1.08           --            1.28       --
2.20%                                                --          1.08           --            1.28       --

                                                 OPPEN           OPPEN          OPPEN MAIN ST      OPPEN            OPPEN
                                               HI INC VA,       MAIN ST           SM CAP VA,   STRATEGIC BOND   STRATEGIC BOND
PRICE LEVEL                                      SERV             VA                SERV             VA            VA, SERV
                                               -------------------------------------------------------------------------------
1.00%                                                $1.28            $  --            $1.45            $  --            $1.31
1.10%                                                 1.28               --             1.45               --             1.30
1.15%                                                   --               --             1.27               --             1.09
1.20%                                                 1.12               --             1.31               --             1.30
1.25%                                                   --               --               --               --               --
1.25%                                                 1.27               --             1.44               --             1.29
1.30%                                                 1.21               --             1.84               --             1.16
1.35%                                                 1.26               --             1.44               --             1.29
1.40%                                                   --               --               --               --               --
1.40%                                                 1.30             0.99             1.72             1.45             1.29
1.45%                                                 1.11               --             1.31               --             1.28
1.50%                                                 1.11               --             1.72               --             1.28
1.55%                                                 1.30               --             1.83               --             1.23
1.60%                                                 1.20               --             1.71               --             1.21
1.65%                                                 1.29               --             1.82               --             1.27
1.70%                                                   --               --             1.70               --             1.27
1.75%                                                 1.10               --             1.30               --             1.11
1.80%                                                   --               --             1.70               --             1.20
1.85%                                                 1.19               --             1.81               --             1.14
1.90%                                                   --               --             1.25               --             1.07
1.95%                                                   --               --             1.25               --             1.07
2.00%                                                   --               --             1.25               --             1.07
2.05%                                                   --               --             1.25               --             1.07
2.10%                                                   --               --             1.25               --             1.07
2.15%                                                   --               --             1.25               --             1.07
2.20%                                                   --               --             1.25               --             1.07


--------------------------------------------------------------------------------
320 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                PUT VT           PUT VT           PUT VT           PUT VT          PUT VT
                                                DIV INC,         DIV INC,        GLOBAL EQ,       GRO & INC,      GRO & INC,
PRICE LEVEL                                      CL IA            CL IB            CL IA           CL IA           CL IB
                                                ------------------------------------------------------------------------------
1.00%                                                $  --            $  --            $  --            $  --            $1.15
1.10%                                                   --               --               --               --             1.14
1.15%                                                   --               --               --               --             1.10
1.20%                                                   --               --               --               --             1.22
1.25%                                                   --               --               --               --               --
1.25%                                                   --               --               --               --             1.09
1.30%                                                   --               --               --               --             1.47
1.35%                                                   --               --               --               --             1.13
1.40%                                                   --               --               --               --               --
1.40%                                                 1.76             1.37             1.18             2.43             1.32
1.45%                                                   --               --               --               --             1.22
1.50%                                                   --               --               --               --             1.16
1.55%                                                   --               --               --               --             1.46
1.60%                                                   --               --               --               --             1.13
1.65%                                                   --               --               --               --             1.46
1.70%                                                   --               --               --               --             1.15
1.75%                                                   --               --               --               --             1.21
1.80%                                                   --               --               --               --             1.12
1.85%                                                   --               --               --               --             1.45
1.90%                                                   --               --               --               --               --
1.95%                                                   --               --               --               --               --
2.00%                                                   --               --               --               --               --
2.05%                                                   --               --               --               --               --
2.10%                                                   --               --               --               --               --
2.15%                                                   --               --               --               --               --
2.20%                                                   --               --               --               --               --

                                                 PUT VT            PUT VT           PUT VT           PUT VT           PUT VT
                                            HEALTH SCIENCES,      HI YIELD,        HI YIELD,          INC,            INTL EQ,
PRICE LEVEL                                      CL IB             CL IA             CL IB           CL IB             CL IB
                                            ------------------------------------------------------------------------------------
1.00%                                                  $1.36            $  --            $  --            $  --            $1.29
1.10%                                                   1.35               --               --               --             1.29
1.15%                                                   1.16               --               --             1.29             1.19
1.20%                                                   1.16               --               --               --             0.86
1.25%                                                     --               --               --               --               --
1.25%                                                   1.16               --               --             1.28             1.18
1.30%                                                   1.41               --               --               --             1.72
1.35%                                                   1.34               --               --               --             1.28
1.40%                                                     --               --               --               --               --
1.40%                                                   1.15             1.75             1.31             1.12             1.21
1.45%                                                   1.15               --               --               --             0.76
1.50%                                                   1.15               --               --             1.12             0.76
1.55%                                                   1.40               --               --               --             1.70
1.60%                                                   1.33               --               --             1.11             1.35
1.65%                                                   1.14               --               --               --             0.76
1.70%                                                   1.14               --               --             1.11             0.75
1.75%                                                   1.26               --               --               --             1.38
1.80%                                                   1.32               --               --             1.06             1.33
1.85%                                                   1.38               --               --               --             1.69
1.90%                                                   1.14               --               --               --             1.26
1.95%                                                   1.14               --               --               --             1.25
2.00%                                                   1.14               --               --               --             1.25
2.05%                                                   1.14               --               --               --             1.25
2.10%                                                   1.14               --               --               --             1.25
2.15%                                                   1.14               --               --               --             1.25
2.20%                                                   1.14               --               --               --             1.25


--------------------------------------------------------------------------------
321 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                               PUT VT            PUT VT          PUT VT            PUT VT           PUT VT
                                           INTL GRO & INC,    INTL NEW OPP,      NEW OPP,         RESEARCH,       SM CAP VAL,
PRICE LEVEL                                    CL IB              CL IB           CL IA             CL IB            CL IB
                                           -----------------------------------------------------------------------------------
1.00%                                                $  --            $0.79            $  --            $1.11            $  --
1.10%                                                   --             0.79               --             1.11               --
1.15%                                                   --               --               --               --             1.26
1.20%                                                   --               --               --             1.16               --
1.25%                                                   --               --               --               --               --
1.25%                                                   --             0.78               --             1.10               --
1.30%                                                   --               --               --             1.40             1.25
1.35%                                                   --             0.78               --             1.10             1.25
1.40%                                                   --               --               --               --               --
1.40%                                                 1.31             0.95             2.02             1.39             1.25
1.45%                                                   --               --               --             1.15             1.25
1.50%                                                   --               --               --             1.15             1.25
1.55%                                                   --               --               --             1.39             1.25
1.60%                                                   --               --               --             1.39             1.25
1.65%                                                   --               --               --             1.38             1.25
1.70%                                                   --               --               --               --             1.25
1.75%                                                   --               --               --             1.15             1.24
1.80%                                                   --               --               --               --             1.24
1.85%                                                   --               --               --             1.38             1.24
1.90%                                                   --               --               --               --             1.24
1.95%                                                   --               --               --               --             1.24
2.00%                                                   --               --               --               --             1.24
2.05%                                                   --               --               --               --             1.24
2.10%                                                   --               --               --               --             1.24
2.15%                                                   --               --               --               --             1.24
2.20%                                                   --               --               --               --             1.23

                                                PUT VT             PUT VT           PUT VT
                                                VISTA,             VOYAGER,         VOYAGER,          RVS VP          RVS VP
PRICE LEVEL                                     CL IB               CL IA            CL IB              BAL          CASH MGMT
                                               ----------------------------------------------------------------------------------
1.00%                                                $0.71               $  --            $  --            $0.99            $1.07
1.10%                                                 0.71                  --               --             0.99             1.02
1.15%                                                 0.95                  --               --             1.05             1.08
1.20%                                                 0.57                  --               --               --             1.01
1.25%                                                 0.70(5)               --               --               --               --
1.25%                                                 0.95(6)               --               --             1.04             1.08
1.30%                                                 1.72                  --               --               --             1.00
1.35%                                                 0.70                  --               --             0.98             1.05
1.40%                                                   --                  --               --               --               --
1.40%                                                 1.07                1.36             1.30             1.98             1.26
1.45%                                                 0.56                  --               --               --             1.00
1.50%                                                 0.56                  --               --             0.93             1.04
1.55%                                                 1.71                  --               --               --             0.99
1.60%                                                 1.25                  --               --             0.97             1.03
1.65%                                                 0.55                  --               --               --             0.99
1.70%                                                 0.55                  --               --             1.07             0.97
1.75%                                                 1.28                  --               --               --             1.00
1.80%                                                 1.24                  --               --             1.05             0.97
1.85%                                                 1.70                  --               --               --             0.98
1.90%                                                 1.25                  --               --               --             1.00
1.95%                                                 1.25                  --               --               --             1.00
2.00%                                                 1.25                  --               --               --             1.00
2.05%                                                 1.25                  --               --               --             1.00
2.10%                                                 1.25                  --               --               --             1.00
2.15%                                                 1.24                  --               --               --             1.00
2.20%                                                 1.24                  --               --               --             0.99


--------------------------------------------------------------------------------
322 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                RVS VP           RVS VP             RVS VP            RVS VP          RVS VP
PRICE LEVEL                                    DIV BOND        DIV EQ INC          EMER MKTS           GRO         HI YIELD BOND
                                               ----------------------------------------------------------------------------------
1.00%                                                $1.13            $1.44               $  --            $1.13            $  --
1.10%                                                 1.12             1.44                  --             1.12               --
1.15%                                                 1.26             1.48                1.90             1.15             1.24
1.20%                                                 1.05             1.60                  --             1.21             1.20
1.25%                                                   --               --                  --               --               --
1.25%                                                 1.25             1.47                1.89             1.12             1.23
1.30%                                                 1.07             1.90                1.55             1.40             1.11
1.35%                                                 1.11             1.42                1.55             1.11             1.11
1.40%                                                   --             1.46(7)               --               --               --
1.40%                                                 1.63             1.58(8)             1.55             0.50             1.19
1.45%                                                 1.05             1.57                1.54             1.20             1.16
1.50%                                                 1.21             1.57                1.54             0.50             1.15
1.55%                                                 1.06             1.88                1.54             1.39             1.11
1.60%                                                 1.21             1.55                1.54             0.52             1.15
1.65%                                                 1.06             1.55                1.54             1.39             1.15
1.70%                                                 1.07             1.55                1.54             1.14             1.14
1.75%                                                 1.04             1.42                1.54             1.19             1.11
1.80%                                                 1.04             1.42                1.53             1.14             1.21
1.85%                                                 1.05             1.86                1.53             1.38             1.10
1.90%                                                 1.03             1.29                1.53             1.14             1.10
1.95%                                                 1.03             1.28                1.53             1.14             1.10
2.00%                                                 1.03             1.28                1.53             1.14             1.10
2.05%                                                 1.03             1.28                1.53             1.14             1.10
2.10%                                                 1.03             1.28                1.53             1.14             1.10
2.15%                                                 1.03             1.28                1.53             1.13             1.10
2.20%                                                 1.03             1.28                1.52             1.13             1.10

                                                RVS VP              RVS VP           RVS VP           RVS VP           RVS VP
PRICE LEVEL                                     INC OPP            INTL OPP         LG CAP EQ         LG CAP         MID CAP GRO
                                              ------------------------------------------------------------------------------------
1.00%                                                $  --            $  --            $  --            $  --                $1.46
1.10%                                                   --               --               --               --                 1.45
1.15%                                                 1.11             1.29             1.11             1.14                 1.17
1.20%                                                   --               --             0.73               --                 1.20
1.25%                                                   --               --               --               --                   --
1.25%                                                   --               --             0.72               --                 1.44
1.30%                                                 1.12             1.29             1.11             1.14                 1.48
1.35%                                                 1.12             1.28             1.10             1.14                 1.44
1.40%                                                   --               --               --               --                   --
1.40%                                                   --             1.44             1.64               --                 1.44
1.45%                                                 1.12             1.28             0.71             1.14                 1.19
1.50%                                                 1.12             1.28             0.71             1.13                 1.43
1.55%                                                 1.12             1.28             1.10             1.13                 1.47
1.60%                                                   --               --             0.73               --                 1.43
1.65%                                                 1.11             1.28             0.71             1.13                 1.46
1.70%                                                 1.11             1.28             0.70             1.13                 1.42
1.75%                                                 1.11             1.28             1.10             1.13                 1.18
1.80%                                                 1.11             1.27             1.42             1.13                 1.42
1.85%                                                 1.11             1.27             1.10             1.13                 1.45
1.90%                                                 1.11             1.27             1.09             1.13                 1.15
1.95%                                                 1.11             1.27             1.09             1.13                 1.15
2.00%                                                 1.11             1.27             1.09             1.12                 1.15
2.05%                                                 1.11             1.27             1.09             1.12                 1.15
2.10%                                                 1.11             1.27             1.09             1.12                 1.15
2.15%                                                 1.11             1.27             1.09             1.12                 1.15
2.20%                                                 1.10             1.27             1.09             1.12                 1.15


--------------------------------------------------------------------------------
323 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                           RVS VP    RVS VP         RVS VP         RVS VP           RVS VP
PRICE LEVEL                                NEW DIM   S&P 500      SELECT VAL   SHORT DURATION     SM CAP ADV
                                           -----------------------------------------------------------------
1.00%                                        $0.74     $0.88           $  --            $1.18          $1.41
1.10%                                         0.74      0.87              --             1.16           1.40
1.15%                                         0.83      0.89            1.09             1.01           1.54
1.20%                                         0.69      1.19              --             1.17           1.21
1.25%                                           --      0.89(9)           --             1.17(1)          --
1.25%                                         0.82      0.87(10)          --             1.17(2)        1.53
1.30%                                         1.29      1.45            1.09             1.00             --
1.35%                                         0.73      0.86            1.09             1.16           1.38
1.40%                                           --        --              --             1.16(7)        1.31(7)
1.40%                                         1.22      1.45            1.09             1.15(8)        1.19(8)
1.45%                                         0.68      1.18            1.09             1.15           1.19
1.50%                                         0.68      1.18            1.09             1.14           1.18
1.55%                                         1.28      1.44            1.09             0.99             --
1.60%                                         0.70      1.43            1.09             1.15           1.32
1.65%                                         0.67      1.43            1.09             1.13           1.17
1.70%                                         0.67      1.11            1.08             1.13           1.17
1.75%                                         1.05      1.17            1.08             0.99             --
1.80%                                         0.98      1.11            1.08             1.00           1.47
1.85%                                         1.26      1.42            1.08             0.98             --
1.90%                                         1.03      1.11            1.08             0.99             --
1.95%                                         1.03      1.11            1.08             0.99             --
2.00%                                         1.03      1.11            1.08             0.99             --
2.05%                                         1.03      1.11            1.08             0.99             --
2.10%                                         1.03      1.11            1.08             0.99             --
2.15%                                         1.02      1.11            1.08             0.99             --
2.20%                                         1.02      1.10            1.08             0.99             --

                                             RVS VP        RVS VP         ROYCE     ROYCE    STI CVT
PRICE LEVEL                                SM CAP VAL   STRATEGY AGGR   MICRO-CAP   SM-CAP   CAP APPR
                                           ----------------------------------------------------------
1.00%                                           $1.34           $  --       $  --    $  --      $1.25
1.10%                                            1.33              --          --       --       1.25
1.15%                                            1.21              --          --       --       1.03
1.20%                                            1.34              --          --       --       1.08
1.25%                                              --              --          --       --         --
1.25%                                            1.33              --          --       --       1.24
1.30%                                            1.74              --          --       --       1.24
1.35%                                            1.32              --          --       --       1.24
1.40%                                              --              --          --       --         --
1.40%                                            1.33            1.45        2.68     2.57       1.24
1.45%                                            1.32              --          --       --       1.07
1.50%                                            1.32              --        2.24     2.14       1.07
1.55%                                            1.72              --          --       --       1.23
1.60%                                            1.59              --        2.34     2.45       1.23
1.65%                                            1.31              --          --       --       1.23
1.70%                                            1.31              --          --       --       1.02
1.75%                                            1.28              --          --       --       1.06
1.80%                                            1.58              --          --       --         --
1.85%                                            1.71              --          --       --       1.22
1.90%                                            1.19              --          --       --       1.02
1.95%                                            1.19              --          --       --         --
2.00%                                            1.19              --          --       --         --
2.05%                                            1.19              --          --       --         --
2.10%                                            1.19              --          --       --         --
2.15%                                            1.19              --          --       --         --
2.20%                                            1.19              --          --       --         --


--------------------------------------------------------------------------------
324 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                              STI CVT       STI CVT
                                STI CVT       STI CVT          LG CAP        LG CAP    STI CVT
PRICE LEVEL                     INTL EQ    INVEST GR BOND   RELATIVE VAL     VAL EQ   MID-CAP EQ
                                ----------------------------------------------------------------
1.00%                             $1.89             $1.06          $1.57      $1.48        $1.72
1.10%                              1.89              1.06           1.57       1.48         1.72
1.15%                              1.30              1.05           1.20       1.15         1.32
1.20%                              1.45              1.05           1.31       1.24         1.35
1.25%                                --                --             --         --           --
1.25%                              1.88              1.06           1.56       1.47         1.71
1.30%                              1.88              1.06           1.56       1.47         1.71
1.35%                              1.87              1.05           1.55       1.47         1.70
1.40%                                --                --             --         --           --
1.40%                              1.87              1.05           1.55       1.47         1.70
1.45%                              1.44              1.05           1.30       1.23         1.35
1.50%                              1.44              1.05           1.30       1.23         1.35
1.55%                              1.86              1.04           1.55       1.47         1.69
1.60%                              1.86              1.04           1.54       1.45         1.69
1.65%                              1.86              1.04           1.54       1.46         1.69
1.70%                              1.29              1.04           1.19       1.14         1.30
1.75%                              1.44              1.04           1.29       1.23         1.34
1.80%                                --                --             --         --           --
1.85%                              1.85              1.02           1.53       1.45         1.68
1.90%                              1.29              1.04           1.19       1.13         1.30
1.95%                                --                --             --         --           --
2.00%                                --                --             --         --           --
2.05%                                --                --             --         --           --
2.10%                                --                --             --         --           --
2.15%                                --                --             --         --           --
2.20%                                --                --             --         --           --

                                 STI CVT                   VANK LIT     VANK LIT       VANK UIF
                                 SM CAP                    COMSTOCK,   GRO & INC,   U.S. REAL EST,
PRICE LEVEL                      VAL EQ    THIRD AVE VAL     CL II       CL II           CL I
                                 -----------------------------------------------------------------
1.00%                              $1.92           $  --       $1.52        $1.49            $2.05
1.10%                               1.91              --        1.52         1.49             2.04
1.15%                               1.32              --        1.17           --               --
1.20%                               1.45              --        1.29         1.32             1.65
1.25%                                 --              --          --           --               --
1.25%                               1.90              --        1.51         1.48             2.03
1.30%                               1.90              --        1.56         1.58             2.22
1.35%                               1.90              --        1.51         1.48             2.02
1.40%                                 --              --          --           --               --
1.40%                               1.89            2.39        1.50         1.47             2.02
1.45%                               1.44              --        1.28         1.31             1.64
1.50%                               1.44            2.37        1.50         1.47             2.01
1.55%                               1.89              --        1.55         1.57             2.20
1.60%                               1.88            2.56        1.49         1.46             2.01
1.65%                               1.88              --        1.54         1.56             2.19
1.70%                               1.30              --        1.49         1.45             2.00
1.75%                               1.43              --        1.27         1.31             1.63
1.80%                                 --              --        1.48         1.44             1.99
1.85%                               1.86              --        1.53         1.55             2.18
1.90%                               1.30              --        1.15           --               --
1.95%                                 --              --        1.15           --               --
2.00%                                 --              --        1.15           --               --
2.05%                                 --              --        1.15           --               --
2.10%                                 --              --        1.15           --               --
2.15%                                 --              --        1.15           --               --
2.20%                                 --              --        1.15           --               --


--------------------------------------------------------------------------------
325 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                VANK UIF                                                 WF ADV VT
                             U.S. REAL EST,       WANGER       WANGER      WF ADV VT    C&B LG CAP
PRICE LEVEL                      CL II         INTL SM CAP   U.S. SM CO   ASSET ALLOC      VAL
                             ---------------------------------------------------------------------
1.00%                                 $  --          $  --        $  --         $  --        $  --
1.10%                                    --             --           --            --           --
1.15%                                  1.59           1.45         1.27          1.13         1.11
1.20%                                    --             --           --          1.06         1.05
1.25%                                    --             --           --            --           --
1.25%                                    --             --           --          1.06         1.05
1.30%                                  1.59           1.45         1.27          1.12         1.10
1.35%                                  1.59           1.44         1.27          1.12         1.10
1.40%                                    --             --           --            --           --
1.40%                                    --           1.60         1.70          1.04         1.04
1.45%                                  1.58           1.44         1.27          1.04         1.04
1.50%                                  1.58           1.05         1.68          1.04         1.03
1.55%                                  1.58           1.44         1.27          1.12         1.10
1.60%                                    --           0.79         1.29          1.37         1.45
1.65%                                  1.58           1.44         1.26          1.03         1.02
1.70%                                  1.58           1.44         1.26          1.03         1.02
1.75%                                  1.58           1.44         1.26          1.11         1.09
1.80%                                  1.58           1.43         1.26          1.37         1.44
1.85%                                  1.57           1.43         1.26          1.11         1.09
1.90%                                  1.57           1.43         1.26          1.11         1.09
1.95%                                  1.57           1.43         1.26            --           --
2.00%                                  1.57           1.43         1.26          1.11         1.09
2.05%                                  1.57           1.43         1.25          1.11         1.09
2.10%                                  1.57           1.43         1.25          1.11         1.09
2.15%                                  1.57           1.43         1.25          1.11         1.09
2.20%                                  1.57           1.42         1.25          1.11         1.09

                                WF ADV VT       WF ADV VT    WF ADV VT    WF ADV VT   WF ADV VT
PRICE LEVEL                      EQ INC         INTL CORE    LG CO CORE   LG CO GRO   MONEY MKT
                                ---------------------------------------------------------------
1.00%                               $  --           $  --         $  --       $  --       $  --
1.10%                                  --              --            --          --          --
1.15%                                1.13            1.20          1.03        1.08        1.01
1.20%                                1.20            0.86          0.65        0.70        1.07
1.25%                                  --              --            --          --          --
1.25%                                1.20            0.86          0.64        0.70        1.06
1.30%                                1.13            1.20          1.03        1.08        1.01
1.35%                                1.13            1.20          1.03        1.07        1.01
1.40%                                  --              --            --          --          --
1.40%                                1.19            0.85          0.64        0.69        1.04
1.45%                                1.18            0.85          0.64        0.69        1.04
1.50%                                1.18            0.84          0.63        0.69        1.04
1.55%                                1.12            1.20          1.02        1.07        1.01
1.60%                                1.18            1.62          1.28        1.37        0.99
1.65%                                1.17            0.83          0.63        0.68        1.03
1.70%                                1.17            0.83          0.63        0.68        1.03
1.75%                                1.12            1.19          1.02        1.07        1.00
1.80%                                1.44            1.61          1.27        1.37        0.98
1.85%                                1.12            1.19          1.02        1.07        1.00
1.90%                                1.11            1.19          1.02        1.06        1.00
1.95%                                  --              --            --          --          --
2.00%                                1.11            1.19          1.01        1.06        1.00
2.05%                                1.11            1.19          1.01        1.06        1.00
2.10%                                1.11            1.18          1.01        1.06        1.00
2.15%                                1.11            1.18          1.01        1.06        1.00
2.20%                                1.11            1.18          1.01        1.06        0.99


--------------------------------------------------------------------------------
326 - AMERICAN ENTERPRISE VARIABLE ANNUITY

                                             WF ADV VT
                                WF ADV VT   TOTAL RETURN
PRICE LEVEL                    SM CAP GRO      BOND
                               -------------------------
1.00%                               $  --          $  --
1.10%                                  --             --
1.15%                                1.12           1.04
1.20%                                0.42           1.35
1.25%                                  --             --
1.25%                                0.42           1.35
1.30%                                1.11           1.04
1.35%                                1.11           1.04
1.40%                                  --             --
1.40%                                0.42           1.32
1.45%                                0.42           1.32
1.50%                                0.41           1.31
1.55%                                1.11           1.04
1.60%                                1.75           1.04
1.65%                                0.41           1.30
1.70%                                0.41           1.30
1.75%                                1.11           1.03
1.80%                                1.74           1.04
1.85%                                1.10           1.03
1.90%                                1.10           1.03
1.95%                                  --             --
2.00%                                1.10           1.03
2.05%                                1.10           1.03
2.10%                                1.10           1.03
2.15%                                1.10           1.03
2.20%                                1.10           1.03


--------------------------------------------------------------------------------
327 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

The following is a summary of units outstanding at Dec. 31, 2005:



                               AIM VI       AIM VI      AIM VI      AIM VI      AIM VI
                             BASIC VAL,   CAP APPR,    CAP APPR,   CAP DEV,    CAP DEV,
PRICE LEVEL                    SER II       SER I       SER II       SER I      SER II
                             ----------------------------------------------------------
1.00%                           843,109      336,748      10,987          --      56,089
1.10%                         4,259,969    1,734,766     148,314          --     538,701
1.15%                         1,109,136      129,235          --          --          --
1.20%                           884,557    1,949,624       3,087          --      40,596
1.25%                                --           --          --          --          --
1.25%                           708,053    3,089,877      23,626          --      80,295
1.30%                         1,291,521           --       6,561          --     143,388
1.35%                         5,288,025    3,177,777      48,461          --     316,152
1.40%                                --           --          --          --          --
1.40%                           869,882    2,132,998     233,944     404,317     107,512
1.45%                         1,876,367    2,975,381      10,167          --      89,433
1.50%                         1,710,188    3,827,980      38,333     101,292      15,571
1.55%                         1,187,140           --      32,289          --      83,176
1.60%                           123,934    3,612,126     192,455   1,196,811     119,325
1.65%                         1,470,877      320,168      31,836          --      37,456
1.70%                         3,249,175      482,678     323,553          --     153,388
1.75%                         2,604,537           --          --          --      18,507
1.80%                            63,405           --      79,340          --      40,257
1.85%                           178,836           --      51,060          --      32,430
1.90%                         5,022,734           --       3,351          --      18,679
1.95%                         2,863,510           --          --          --          --
2.00%                            73,552           --          --          --          --
2.05%                           289,234           --      64,742          --          --
2.10%                           820,807           --          --          --          --
2.15%                           741,595           --          --          --      52,092
2.20%                             5,265           --          --          --          --
----------------------------------------------------------------------------------------
Total                        37,535,408   23,769,358   1,302,106   1,702,420   1,943,047
----------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
328 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                               AIM VI        AIM VI       AIM VI          AIM VI          AIM VI
                              CORE EQ,    DEMO TRENDS,   INTL GRO,   MID CAP CORE EQ,   PREMIER EQ,
PRICE LEVEL                    SER I         SER I        SER I           SER II           SER I
                              ---------------------------------------------------------------------
1.00%                                --         89,077          --                 --       424,716
1.10%                                --        571,496          --                 --     2,752,767
1.15%                                --             --          --            323,208       372,488
1.20%                                --             --          --                 --     5,055,413
1.25%                                --             --          --                 --            --
1.25%                                --        103,442          --                 --     7,640,167
1.30%                                --             --          --            266,673            --
1.35%                                --        907,480          --            572,631     4,387,128
1.40%                                --             --          --                 --            --
1.40%                         3,274,099             --   1,765,949                 --     6,624,239
1.45%                                --             --          --            357,244     6,055,610
1.50%                                --             --          --            506,059     5,450,424
1.55%                                --             --          --            183,442            --
1.60%                                --             --          --                 --     4,453,523
1.65%                                --             --          --            379,907       599,740
1.70%                                --             --          --          1,050,739     1,028,946
1.75%                                --             --          --            778,092            --
1.80%                                --             --          --             17,089        15,869
1.85%                                --             --          --             37,830            --
1.90%                                --             --          --          1,379,471            --
1.95%                                --             --          --            794,779            --
2.00%                                --             --          --             20,253            --
2.05%                                --             --          --             81,193            --
2.10%                                --             --          --            242,505            --
2.15%                                --             --          --            253,600            --
2.20%                                --             --          --              1,280            --
---------------------------------------------------------------------------------------------------
Total                         3,274,099      1,671,495   1,765,949          7,245,995    44,861,030
---------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
329 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                AIM VI        AB VPS        AB VPS       AB VPS       AB VPS
                             PREMIER EQ,   GLOBAL TECH,   GRO & INC,   INTL VAL,    LG CAP GRO,
PRICE LEVEL                     SER II         CL B          CL B         CL B         CL B
                             ------------------------------------------------------------------
1.00%                             22,861        552,426    1,470,758           --       882,249
1.10%                            113,955      2,154,014    8,904,839           --     4,232,358
1.15%                                 --             --        3,926    2,505,439            --
1.20%                              6,669         35,794      175,524           --       127,534
1.25%                                 --             --           --           --            --
1.25%                             10,960        828,674    3,585,092           --     1,546,012
1.30%                              7,247        118,056      201,503    1,805,917        99,872
1.35%                             52,040      2,797,675   11,166,580    3,190,878     6,450,454
1.40%                                 --             --           --           --            --
1.40%                             45,712      1,202,204      406,574    2,056,251     2,130,457
1.45%                             16,147        112,788      255,849    1,766,268        91,655
1.50%                             10,494      1,020,963      207,769    2,588,354       763,597
1.55%                                 --        211,432      572,529    1,084,017       253,861
1.60%                                 --      2,980,772      230,012    1,623,828     3,655,297
1.65%                             19,838        155,630      615,759    2,118,760       176,647
1.70%                                 --         15,766      188,998    8,725,287         7,589
1.75%                             20,374          5,792       96,884    3,334,584        10,696
1.80%                                 --             --       71,463      784,102            --
1.85%                                 --         86,276       31,267      914,288        19,076
1.90%                                 --             --      125,506    8,418,241            --
1.95%                                 --             --        7,690    3,050,911            --
2.00%                                 --             --          901      243,850            --
2.05%                                 --             --       98,580      689,054            --
2.10%                                 --             --        1,906    1,179,796            --
2.15%                                 --             --           --      862,691            --
2.20%                                 --             --           --       38,842            --
-----------------------------------------------------------------------------------------------
Total                            326,297     12,278,262   28,419,909   46,981,358    20,447,354
-----------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
330 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                               AB VPS          AB VPS           AC VP           AC VP        AC VP
                             BAL SHARES,   U.S. GOVT/HI GR,   INC & GRO,   INFLATION PROT,   INTL,
PRICE LEVEL                     CL B            CL B             CL I           CL II        CL II
                             ----------------------------------------------------------------------
1.00%                             65,723                 --           --                --       --
1.10%                            468,832                 --           --                --       --
1.15%                             18,000                 --           --         5,788,651       --
1.20%                             74,482                 --           --                --       --
1.25%                                 --                 --           --                --       --
1.25%                             36,116                 --           --                --       --
1.30%                             41,991                 --           --         3,997,957       --
1.35%                            334,736                 --           --         7,885,564       --
1.40%                                 --                 --           --                --       --
1.40%                             63,550          1,148,935    1,390,189         3,416,695       --
1.45%                             72,692                 --           --         3,512,373    6,855
1.50%                             13,264            909,530           --         6,635,443       --
1.55%                            121,950                 --           --         2,800,007       --
1.60%                             10,924            889,211           --         2,334,777       --
1.65%                              3,378                 --           --         4,472,238       --
1.70%                                 --                 --           --        20,289,503       --
1.75%                                 --                 --           --         7,936,903       --
1.80%                                 --                 --           --         1,617,674       --
1.85%                                 --                 --           --         2,257,655       --
1.90%                                 --                 --           --        21,086,064       --
1.95%                                 --                 --           --         7,161,491       --
2.00%                                 --                 --           --           665,764       --
2.05%                              1,341                 --           --         1,656,143   13,030
2.10%                                 --                 --           --         3,013,078       --
2.15%                                 --                 --           --         2,098,626       --
2.20%                                 --                 --           --           125,980       --
---------------------------------------------------------------------------------------------------
Total                          1,326,979          2,947,676    1,390,189       108,752,586   19,885
---------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
331 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                              AC VP        AC VP      AC VP      BARON          COL
                                              ULTRA,        VAL,       VAL,    CAP ASSET,   SM CAP VAL,
PRICE LEVEL                                   CL II        CL I       CL II       INS         VS CL B
                                            -----------------------------------------------------------
1.00%                                               --          --        --           --            --
1.10%                                               --          --        --           --            --
1.15%                                        1,738,043          --     1,977           --            --
1.20%                                               --          --        --           --            --
1.25%                                               --          --        --           --            --
1.25%                                               --          --        --           --            --
1.30%                                        1,259,369          --     1,110           --            --
1.35%                                        2,430,053          --     6,950           --        23,224
1.40%                                               --          --        --           --            --
1.40%                                               --   1,092,325    13,290      440,547            --
1.45%                                        3,014,705          --        --           --            --
1.50%                                        1,901,398          --    27,437      430,698        11,941
1.55%                                          643,506          --        --           --            --
1.60%                                               --          --    90,541      969,125            --
1.65%                                        1,978,149          --        --           --         4,935
1.70%                                        6,935,026          --    26,261           --         3,719
1.75%                                        4,804,742          --        --           --            --
1.80%                                          199,829          --    55,310           --            --
1.85%                                          218,535          --        --           --            --
1.90%                                        6,265,584          --    14,608           --            --
1.95%                                        5,065,683          --     4,929           --        58,868
2.00%                                          176,188          --        --           --            --
2.05%                                          377,075          --        --           --            --
2.10%                                        1,002,154          --        --           --            --
2.15%                                        1,353,399          --        --           --            --
2.20%                                           49,741          --        --           --            --
-------------------------------------------------------------------------------------------------------
Total                                       39,413,179   1,092,325   242,413    1,840,370       102,687
-------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
332 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                COL         COL          COL           CS        DREY IP
                                             HI YIELD,    HI YIELD,   LG CAP GRO,    MID-CAP   MIDCAP STOCK,
PRICE LEVEL                                   VS CL A     VS CL B      VS CL A         GRO         SERV
                                            ----------------------------------------------------------------
1.00%                                               --           --            --         --              --
1.10%                                               --           --            --         --              --
1.15%                                           83,914    1,137,330       691,606         --              --
1.20%                                               --           --            --         --              --
1.25%                                               --           --            --         --              --
1.25%                                          419,937           --       428,111         --              --
1.30%                                               --      730,499            --         --             599
1.35%                                               --    1,664,037            --         --          15,393
1.40%                                               --           --            --         --              --
1.40%                                               --           --            --     46,148              --
1.45%                                               --    1,174,973            --         --          16,614
1.50%                                               --    1,398,459            --     35,411          53,517
1.55%                                               --      490,782            --         --              --
1.60%                                               --           --            --    342,211              --
1.65%                                               --      895,967            --         --              --
1.70%                                               --    3,705,654            --         --          14,673
1.75%                                               --    2,939,492            --         --              --
1.80%                                               --      207,919            --         --              --
1.85%                                               --      107,527            --         --              --
1.90%                                               --    4,191,691            --         --              --
1.95%                                               --    2,755,558            --         --              --
2.00%                                               --       35,858            --         --              --
2.05%                                               --      253,265            --         --              --
2.10%                                               --      800,126            --         --              --
2.15%                                               --      781,989            --         --              --
2.20%                                               --       36,977            --         --              --
------------------------------------------------------------------------------------------------------------
Total                                          503,851   23,308,103     1,119,717    423,770         100,796
------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
333 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                              DREY IP        DREY        DREY VIF     DREY VIF     DREY VIF
                                             TECH GRO,   SOC RESP GRO,     APPR,    DISC STOCK,    INTL VAL,
PRICE LEVEL                                    SERV          INIT          SERV        INIT         SERV
                                            ----------------------------------------------------------------
1.00%                                               --              --         --            --           --
1.10%                                               --              --         --            --           --
1.15%                                          864,400              --     13,873            --           --
1.20%                                               --         530,352         --            --           --
1.25%                                               --              --         --            --           --
1.25%                                               --         625,586         --            --           --
1.30%                                          597,719              --    207,569            --        1,661
1.35%                                        1,140,427              --     14,460            --       18,658
1.40%                                               --              --         --            --           --
1.40%                                          541,914         419,161     57,660       298,476           --
1.45%                                          734,693         878,702     14,099            --           --
1.50%                                          925,162         504,668     21,358            --       15,460
1.55%                                          372,570              --         --            --           --
1.60%                                          513,409              --    160,180            --           --
1.65%                                          740,072          77,144         --            --           --
1.70%                                        2,762,944         236,782      1,484            --       56,720
1.75%                                        1,312,269              --      7,699            --           --
1.80%                                          250,555              --     54,546            --           --
1.85%                                          226,880              --         --            --           --
1.90%                                        2,900,592              --     71,358            --       26,252
1.95%                                        1,257,907              --         --            --       17,260
2.00%                                           76,009              --         --            --           --
2.05%                                          222,508              --     67,316            --       21,514
2.10%                                          396,863              --      1,099            --           --
2.15%                                          332,654              --         --            --       49,040
2.20%                                           11,653              --         --            --           --
------------------------------------------------------------------------------------------------------------
Total                                       16,181,200       3,272,395    692,701       298,476      206,565
------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
334 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                              DREY VIF       EG VA        EG VA         EG VA          EG VA
                                            SM CO STOCK,      BAL,      CORE BOND,    FUNDAMENTAL   FUNDAMENTAL
PRICE LEVEL                                    INIT           CL 2        CL 2       LG CAP, CL 1   LG CAP, CL 2
                                            --------------------------------------------------------------------
1.00%                                                 --       47,553      927,424         85,177        566,681
1.10%                                                 --      251,013    3,418,788        679,206      2,926,143
1.15%                                                 --           --    2,006,399             --             --
1.20%                                                 --       65,140      801,624             --      1,225,616
1.25%                                                 --           --           --             --             --
1.25%                                                 --       67,962      817,903        227,164        472,512
1.30%                                                 --      204,346    3,085,231             --        815,582
1.35%                                                 --      219,490    6,711,137        633,714      2,762,978
1.40%                                                 --           --           --             --             --
1.40%                                              9,617      113,963    2,471,909             --      1,000,391
1.45%                                                 --       13,799    1,104,300             --      1,031,798
1.50%                                                 --      120,510    3,449,902             --        436,294
1.55%                                                 --      188,872    2,736,765             --        854,084
1.60%                                                 --        7,184      307,298             --        147,084
1.65%                                                 --      282,880    1,306,693             --        571,430
1.70%                                                 --       47,107    6,145,029             --        516,674
1.75%                                                 --      177,779      245,774             --        327,606
1.80%                                                 --           --       60,391             --          8,552
1.85%                                                 --       39,927      418,391             --        141,634
1.90%                                                 --           --    6,139,545             --         94,342
1.95%                                                 --           --           --             --             --
2.00%                                                 --           --       67,977             --             --
2.05%                                                 --           --      766,221             --             --
2.10%                                                 --           --      577,706             --             --
2.15%                                                 --           --           --             --             --
2.20%                                                 --           --       10,361             --             --
----------------------------------------------------------------------------------------------------------------
Total                                              9,617    1,847,525   43,576,768      1,625,261     13,899,401
----------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
335 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                 EG VA        EG VA        EG VA         EG VA           EG VA
                                                  GRO,        HI INC,     INTL EQ,      INTL EQ,        OMEGA,
PRICE LEVEL                                       CL 2         CL 2         CL 1          CL 2           CL 1
                                               -----------------------------------------------------------------
1.00%                                            108,563      297,241      142,352        332,906        263,622
1.10%                                          1,059,381    1,584,336      758,553      2,146,421      1,982,111
1.15%                                            501,901    1,319,362           --        652,008             --
1.20%                                            386,967      292,190           --      1,110,177             --
1.25%                                                 --           --           --             --             --
1.25%                                            125,942      364,248      113,347        351,620        587,241
1.30%                                            476,888    1,159,374           --        859,284             --
1.35%                                          1,243,695    2,966,236      894,571      2,702,065      2,770,361
1.40%                                                 --           --           --             --             --
1.40%                                            267,026      763,086           --        622,644             --
1.45%                                            390,022      534,962           --        897,116             --
1.50%                                            596,456    1,593,354           --        756,117             --
1.55%                                            565,865    1,801,178           --        662,636             --
1.60%                                             19,130      169,818           --        163,274             --
1.65%                                            159,524      544,299           --        351,913             --
1.70%                                          1,063,026    3,171,078           --      1,418,767             --
1.75%                                            139,343       86,498           --        306,327             --
1.80%                                             11,065       35,434           --         25,193             --
1.85%                                             89,794      174,541           --         64,151             --
1.90%                                          1,357,523    3,657,846           --      1,443,832             --
1.95%                                                 --           --           --             --             --
2.00%                                             12,787       41,227           --          5,070             --
2.05%                                             97,643      373,120           --        128,457             --
2.10%                                            115,109      319,107           --        119,440             --
2.15%                                                 --           --           --             --             --
2.20%                                              2,289        5,630           --            824             --
----------------------------------------------------------------------------------------------------------------
Total                                          8,789,939   21,254,165    1,908,823     15,120,242      5,603,335
----------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
336 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                               EG VA          EG VA          EG VA           EG VA             EG VA
                                               OMEGA,      SPECIAL VAL,   SPECIAL VAL,   STRATEGIC INC,   STRATEGIC INC,
PRICE LEVEL                                     CL 2          CL 1           CL 2             CL 1             CL 2
                                               -------------------------------------------------------------------------
1.00%                                            479,595        362,193        695,928          292,043          487,344
1.10%                                          2,134,550      2,066,727      2,457,489        1,719,550        2,009,596
1.15%                                          1,364,540             --         32,997               --        1,897,615
1.20%                                          1,161,038             --        706,111               --          774,768
1.25%                                                 --             --             --               --               --
1.25%                                            445,477        845,733        489,979          331,378          373,978
1.30%                                          1,211,222             --        755,367               --        2,415,515
1.35%                                          3,206,629      2,440,888      2,014,874        1,921,380        3,857,296
1.40%                                                 --             --             --               --               --
1.40%                                            573,047             --      1,359,622               --        2,517,880
1.45%                                            936,223             --        732,115               --          692,020
1.50%                                          1,491,106             --        721,259               --        3,838,225
1.55%                                          1,249,072             --        578,570               --        2,195,444
1.60%                                             82,921             --         98,815               --          118,883
1.65%                                            298,000             --        612,120               --        1,319,032
1.70%                                          2,473,843             --        521,677               --        4,574,501
1.75%                                            325,412             --        163,594               --          446,873
1.80%                                             31,459             --         43,451               --           45,146
1.85%                                            153,515             --        101,863               --          251,553
1.90%                                          3,401,215             --        390,314               --        5,441,187
1.95%                                                 --             --             --               --               --
2.00%                                             28,947             --             --               --           62,732
2.05%                                            229,192             --        160,450               --          572,910
2.10%                                            298,520             --         24,321               --          451,679
2.15%                                                 --             --             --               --               --
2.20%                                              5,027             --             --               --           11,423
------------------------------------------------------------------------------------------------------------------------
Total                                         21,580,550      5,715,541     12,660,916        4,264,351       34,355,600
------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
337 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                               FID VIP       FID VIP        FID VIP        FID VIP        FID VIP
                                                BAL,           BAL,       CONTRAFUND,    CONTRAFUND,     DYN APPR,
PRICE LEVEL                                   SERV CL       SERV CL 2       SERV CL       SERV CL 2      SERV CL 2
                                            ------------------------------------------------------------------------
1.00%                                                 --             --      1,030,396      2,013,225             --
1.10%                                                 --             --      6,143,414      9,289,072             --
1.15%                                             49,891             --             --      5,856,513             --
1.20%                                                 --             --             --      3,059,428        100,129
1.25%                                                 --             --             --             --             --
1.25%                                            467,546             --      1,837,441      1,778,315        524,642
1.30%                                                 --             --             --      5,643,603             --
1.35%                                                 --             --      6,482,339     12,401,637             --
1.40%                                                 --             --             --             --             --
1.40%                                                 --         56,062             --      5,827,125         90,695
1.45%                                                 --             --             --      6,319,556        322,449
1.50%                                                 --         73,157             --      5,575,494        151,788
1.55%                                                 --             --             --      3,491,742             --
1.60%                                                 --         13,896             --      3,396,148             --
1.65%                                                 --             --             --      6,754,853            547
1.70%                                                 --        117,792             --     16,531,482         81,674
1.75%                                                 --             --             --      8,017,480             --
1.80%                                                 --             --             --      1,385,934             --
1.85%                                                 --             --             --      1,602,463             --
1.90%                                                 --             --             --     19,308,620             --
1.95%                                                 --             --             --      7,559,328             --
2.00%                                                 --             --             --        535,625             --
2.05%                                                 --             --             --      1,776,125             --
2.10%                                                 --             --             --      2,677,346             --
2.15%                                                 --             --             --      2,068,314             --
2.20%                                                 --             --             --        101,495             --
--------------------------------------------------------------------------------------------------------------------
Total                                            517,437        260,907     15,493,590    132,970,923      1,271,924
--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
338 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                              FID VIP        FID VIP        FID VIP        FID VIP         FID VIP
                                             GRO & INC,     GRO & INC,        GRO,           GRO,          HI INC,
PRICE LEVEL                                   SERV CL       SERV CL 2       SERV CL       SERV CL 2        SERV CL
                                            ------------------------------------------------------------------------
1.00%                                                 --             --             --        134,665        219,193
1.10%                                                 --             --             --      1,173,429      1,114,908
1.15%                                            198,309             --        117,204             --             --
1.20%                                                 --             --             --        177,449             --
1.25%                                                 --             --             --             --             --
1.25%                                            385,585             --        164,451        428,646        595,824
1.30%                                                 --             --             --        184,462             --
1.35%                                                 --             --             --        621,235      1,620,362
1.40%                                                 --             --             --             --             --
1.40%                                          1,629,781        311,580             --        743,610             --
1.45%                                                 --             --             --        351,615             --
1.50%                                          1,224,754        203,613             --        430,392             --
1.55%                                                 --             --             --        212,179             --
1.60%                                          3,901,871             --             --         45,992             --
1.65%                                                 --             --             --        160,819             --
1.70%                                                 --        344,558             --        324,392             --
1.75%                                                 --             --             --        115,781             --
1.80%                                                 --             --             --             --             --
1.85%                                                 --             --             --         21,387             --
1.90%                                                 --             --             --             --             --
1.95%                                                 --             --             --             --             --
2.00%                                                 --             --             --             --             --
2.05%                                                 --             --             --          8,172             --
2.10%                                                 --             --             --         12,751             --
2.15%                                                 --             --             --             --             --
2.20%                                                 --             --             --             --             --
--------------------------------------------------------------------------------------------------------------------
Total                                          7,340,300        859,751        281,655      5,146,976      3,550,287
--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
339 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                            FID VIP      FID VIP      FID VIP      FID VIP      FID VIP
                                            HI INC,     INVEST GR,    MID CAP,     MID CAP,    OVERSEAS,
PRICE LEVEL                                SERV CL 2    SERV CL 2     SERV CL     SERV CL 2     SERV CL
                                           --------------------------------------------------------------
1.00%                                              --           --      666,966      768,595           --
1.10%                                              --           --    3,999,353    5,058,314           --
1.15%                                              --    2,390,801      226,289      714,527           --
1.20%                                         148,272           --           --    1,850,030           --
1.25%                                              --           --           --           --           --
1.25%                                         287,123           --    1,722,624    3,013,462           --
1.30%                                              --    1,451,213           --    1,393,654           --
1.35%                                              --    3,063,784    4,708,112    4,236,596           --
1.40%                                              --           --           --           --           --
1.40%                                         208,333           --    1,746,856    2,335,667      464,562
1.45%                                         291,271    3,066,830           --    2,478,781           --
1.50%                                         493,289    2,495,593    1,056,810    2,179,851      172,690
1.55%                                              --      849,906           --    1,386,393           --
1.60%                                              --           --    3,996,574      665,382    1,171,843
1.65%                                          21,937    1,892,638           --    1,376,216           --
1.70%                                         122,926    8,188,211           --    3,100,454           --
1.75%                                              --    6,494,926           --    1,073,066           --
1.80%                                          11,255      540,338           --      195,890           --
1.85%                                              --      241,870           --      329,668           --
1.90%                                              --    8,474,264           --    2,153,992           --
1.95%                                              --    6,068,676           --    1,048,521           --
2.00%                                              --      110,716           --       59,924           --
2.05%                                              --      419,060           --      277,978           --
2.10%                                              --    1,448,963           --      274,895           --
2.15%                                              --    1,811,014           --      259,134           --
2.20%                                              --      115,078           --       15,608           --
---------------------------------------------------------------------------------------------------------
Total                                       1,584,406   49,123,881   18,123,584   36,246,598    1,809,095
---------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
340 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                             FID VIP     FTVIPT FRANK   FTVIPT FRANK   FTVIPT FRANK   FTVIPT FRANK
                                             VERSEAS,      INC SEC,      REAL EST,     RISING DIVD,    SM CAP VAL,
PRICE LEVEL                                 SERV CL 2        CL 2           CL 2           CL 2           CL 2
                                            ----------------------------------------------------------------------
1.00%                                          107,549             --        124,706             --        315,085
1.10%                                          312,335             --        435,818             --      1,644,978
1.15%                                        1,107,294        373,986         10,773         24,175             --
1.20%                                          133,079      1,439,916        403,215             --        503,289
1.25%                                               --             --             --             --             --
1.25%                                           82,198      2,435,357        937,508             --        658,365
1.30%                                          683,517        826,775         88,586         34,543        437,010
1.35%                                        2,008,019        614,096        364,588         29,447        957,052
1.40%                                               --             --             --             --             --
1.40%                                          905,641      1,286,011        733,936             --        872,740
1.45%                                          704,809      3,865,089        615,300         10,309        644,785
1.50%                                        1,583,999      4,019,362        752,345         62,860        613,465
1.55%                                          601,794        140,068         60,647            741        406,782
1.60%                                          880,418         41,234        959,594             --         65,164
1.65%                                          813,666        503,250        178,764         12,115        450,125
1.70%                                        4,035,555      2,554,446        511,746         37,996        280,815
1.75%                                        1,335,837        900,001         26,957        135,271         88,412
1.80%                                          521,205        298,797         58,193             --         22,217
1.85%                                          417,521        323,513        114,326             --         88,146
1.90%                                        5,025,037      1,065,959        251,604         52,961             --
1.95%                                        1,282,892        815,170             --        143,297             --
2.00%                                          155,623         34,211         48,846             --             --
2.05%                                          382,872        250,806         26,202         14,713             --
2.10%                                          742,490         59,414         56,160         30,552             --
2.15%                                          328,839         70,452          3,645         40,712             --
2.20%                                            5,839             --             --             --             --
------------------------------------------------------------------------------------------------------------------
Total                                       24,158,028   21,917,913        6,763,459        629,692      8,048,430
------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
341 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                           FTVIPT FRANK      FTVIPT            FTVIPT          FTVIPT           FTVIPT
                                            SM MID CAP    MUTUAL SHARES     TEMP DEV MKTS     TEMP FOR        TEMP GLOBAL
PRICE LEVEL                                 GRO, CL 2       SEC, CL 2         SEC, CL 2      SEC, CL 2         INC, CL 2
                                           -------------------------------------------------------------------------------
1.00%                                            916,301      3,555,246            10,415      1,113,406                --
1.10%                                          5,648,145     15,624,689           326,228      5,618,507                --
1.15%                                            464,717        655,364                --        122,369         2,189,928
1.20%                                          2,955,085      3,460,546                --        783,053                --
1.25%                                                 --      2,267,265(1)             --        419,602(3)             --
1.25%                                          4,736,543      5,328,496(2)        131,408      2,687,786(4)             --
1.30%                                            252,910      4,526,404                --        536,266         1,516,565
1.35%                                          5,705,642     15,468,218           415,776      5,453,764         3,008,144
1.40%                                                 --             --                --             --                --
1.40%                                          2,089,186     11,339,621                --      1,548,643         1,289,860
1.45%                                          3,793,412      3,652,153                --        707,206         1,249,202
1.50%                                          3,049,083      9,517,354                --        641,215         2,582,407
1.55%                                            257,904      4,175,275                --        581,757         1,079,430
1.60%                                            130,191      2,431,876                --        892,256           870,788
1.65%                                          1,088,944      5,530,113                --        481,147         1,682,031
1.70%                                          1,719,055      2,843,655                --        364,531         7,734,403
1.75%                                            133,145      1,149,036                --        139,031         2,944,045
1.80%                                                 --             --                --             --           732,119
1.85%                                              6,759        525,624                --        154,204           826,249
1.90%                                            115,003        373,862                --             --         7,744,434
1.95%                                              5,738        341,954                --             --         2,581,951
2.00%                                                 --             --                --             --           244,466
2.05%                                                 --         14,709                --             --           638,307
2.10%                                                 --         30,656                --             --         1,161,783
2.15%                                             43,747         83,793                --             --           748,573
2.20%                                                 --             --                --             --            38,660
--------------------------------------------------------------------------------------------------------------------------
Total                                         33,111,510     92,895,909           883,827     22,244,743        40,863,345
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
342 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                               FTVIPT
                                              TEMP GRO      GS VIT        GS VIT         GS VIT       GS VIT
PRICE LEVEL                                  SEC, CL 2     CAP GRO    STRUCTD U.S. EQ   INTL EQ    MID CAP VAL
                                            -------------------------------------------------------------------
1.00%                                                 --         --                --         --             --
1.10%                                                 --         --                --         --             --
1.15%                                            118,000         --                --         --      1,914,554
1.20%                                                 --         --         1,492,380         --        981,413
1.25%                                                 --         --                --         --             --
1.25%                                                 --         --         2,681,087         --      1,360,562
1.30%                                            391,927         --                --         --      1,450,821
1.35%                                            210,648         --                --         --      2,645,640
1.40%                                                 --         --                --         --             --
1.40%                                                 --    425,885         1,580,810    191,125      1,230,207
1.45%                                             23,005         --         1,568,268         --      2,046,843
1.50%                                            252,894     85,997         1,798,502     59,740      2,106,992
1.55%                                             16,393         --                --         --        862,504
1.60%                                                 --    985,530           880,273    630,499        948,871
1.65%                                            153,280         --           170,775         --        936,886
1.70%                                            226,176         --           956,038         --      4,127,629
1.75%                                            237,451         --                --         --      2,692,448
1.80%                                                 --         --                --         --        424,776
1.85%                                              9,034         --                --         --        574,813
1.90%                                             57,169         --                --         --      6,832,854
1.95%                                            476,913         --                --         --      2,565,707
2.00%                                                 --         --                --         --        176,565
2.05%                                             41,578         --                --         --        554,315
2.10%                                              7,229         --                --         --        923,938
2.15%                                             31,141         --                --         --        700,610
2.20%                                                 --         --                --         --         28,004
---------------------------------------------------------------------------------------------------------------
Total                                          2,252,838  1,497,412        11,128,133    881,364     36,086,952
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
343 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                           JANUS ASPEN    JANUS ASPEN    JANUS ASPEN    JANUS ASPEN
                                            JANUS ASPEN    GLOBAL TECH,    INTL GRO,     LG CAP GRO,    MID CAP GRO,
PRICE LEVEL                                  BAL, INST        SERV            SERV           SERV           SERV
                                            ------------------------------------------------------------------------
1.00%                                                 --             --             --             --             --
1.10%                                                 --             --             --             --             --
1.15%                                                 --         82,085             --        148,194        327,489
1.20%                                                 --             --             --             --             --
1.25%                                                 --             --             --             --             --
1.25%                                                 --        107,766             --        513,778        253,982
1.30%                                                 --             --             --             --             --
1.35%                                                 --             --             --             --             --
1.40%                                                 --             --             --             --             --
1.40%                                          5,177,076        842,894      1,039,204      1,775,239      1,292,657
1.45%                                                 --             --             --          -- --
1.50%                                                 --        125,262        392,209      1,146,498        303,675
1.55%                                                 --             --             --             --             --
1.60%                                                 --        960,262      2,876,993      3,654,271      2,544,565
1.65%                                                 --             --             --             --             --
1.70%                                                 --             --             --             --             --
1.75%                                                 --             --             --             --             --
1.80%                                                 --             --             --             --             --
1.85%                                                 --             --             --             --             --
1.90%                                                 --             --             --             --             --
1.95%                                                 --             --             --             --             --
2.00%                                                 --             --             --             --             --
2.05%                                                 --             --             --             --             --
2.10%                                                 --             --             --             --             --
2.15%                                                 --             --             --             --             --
2.20%                                                 --             --             --             --             --
--------------------------------------------------------------------------------------------------------------------
Total                                          5,177,076      2,118,269      4,308,406      7,237,980      4,722,368
--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
344 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                            JANUS ASPEN        JPM            COL
                                             WORLD GRO,    U.S. LG CAP       LAZARD          LAZARD        ASSET ALLOC
PRICE LEVEL                                     INST         CORE EQ       RETIRE EQ     RETIRE INTL EQ      VS, CL A
                                            ---------------------------------------------------------------------------
1.00%                                                 --             --             --                --             --
1.10%                                                 --             --             --                --             --
1.15%                                                 --             --             --                --        134,620
1.20%                                                 --             --             --                --             --
1.25%                                                 --             --             --                --             --
1.25%                                                 --             --             --                --        475,850
1.30%                                                 --             --             --                --             --
1.35%                                                 --             --             --                --             --
1.40%                                                 --             --             --                --             --
1.40%                                          2,653,037        901,509        103,592           157,014             --
1.45%                                                 --             --             --                --             --
1.50%                                                 --        216,993         56,735            31,442             --
1.55%                                                 --             --             --                --             --
1.60%                                                 --      1,021,863        267,075           441,154             --
1.65%                                                 --             --             --                --             --
1.70%                                                 --             --             --                --             --
1.75%                                                 --             --             --                --             --
1.80%                                                 --             --             --                --             --
1.85%                                                 --             --             --                --             --
1.90%                                                 --             --             --                --             --
1.95%                                                 --             --             --                --             --
2.00%                                                 --             --             --                --             --
2.05%                                                 --             --             --                --             --
2.10%                                                 --             --             --                --             --
2.15%                                                 --             --             --                --             --
2.20%                                                 --             --             --                --             --
-----------------------------------------------------------------------------------------------------------------------
Total                                          2,653,037      2,140,365        427,402           629,610        610,470
-----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
345 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                COL            COL             MFS            MFS            MFS
                                            FEDERAL SEC     SM CO GRO    INV GRO STOCK,   INV TRUST,     INV TRUST,
PRICE LEVEL                                   VS, CLA        VS, CL A       SERV CL        INIT CL        SERV CL
                                            ------------------------------------------------------------------------
1.00%                                                 --             --        500,018             --             --
1.10%                                                 --             --      2,785,007             --             --
1.15%                                            292,712         41,717         18,583          1,669        163,942
1.20%                                                 --             --         63,562        986,356             --
1.25%                                                 --             --             --             --             --
1.25%                                          1,433,305        108,150        807,127      1,483,370        504,610
1.30%                                                 --             --         52,946             --             --
1.35%                                                 --             --      2,406,934             --             --
1.40%                                                 --             --             --             --             --
1.40%                                                 --             --        145,206        656,846        183,908
1.45%                                                 --             --         46,199      1,424,615             --
1.50%                                                 --             --         47,594      1,811,890         48,042
1.55%                                                 --             --        204,560             --             --
1.60%                                                 --             --             --             --          8,136
1.65%                                                 --             --         34,894         48,886             --
1.70%                                                 --             --         11,317        451,092         67,816
1.75%                                                 --             --         18,826             --             --
1.80%                                                 --             --          6,578             --             --
1.85%                                                 --             --          2,388             --             --
1.90%                                                 --             --         33,592             --             --
1.95%                                                 --             --         10,283             --             --
2.00%                                                 --           -- -              -             --             --
2.05%                                                 --             --         13,012             --             --
2.10%                                                 --             --         11,005             --             --
2.15%                                                 --             --             --             --             --
2.20%                                                 --             --             --             --             --
--------------------------------------------------------------------------------------------------------------------
Total                                          1,726,017        149,867      7,219,631      6,864,724        976,454
--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
346 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                MFS            MFS            MFS            MFS            MFS
                                              NEW DIS,       NEW DIS,      RESEARCH,    TOTAL RETURN,  TOTAL RETURN,
PRICE LEVEL                                   INIT CL        SERV CL        INIT CL        INIT CL        SERV CL
                                            ------------------------------------------------------------------------
1.00%                                                 --        473,995             --             --      3,188,210
1.10%                                                 --      1,655,101             --             --     15,007,021
1.15%                                             27,016         40,430             --         51,701        650,771
1.20%                                                 --        125,495             --             --      2,010,167
1.25%                                                 --             --             --             --             --
1.25%                                             32,603        783,489             --         99,989      5,778,845
1.30%                                                 --         45,583             --             --      2,751,265
1.35%                                                 --      1,342,591             --             --     18,578,226
1.40%                                                 --             --             --             --             --
1.40%                                            994,465        202,905      1,120,496             --      3,303,668
1.45%                                                 --        109,079             --             --      1,916,269
1.50%                                            155,482         36,880        253,483             --      1,817,322
1.55%                                                 --         79,291             --             --      3,292,813
1.60%                                          2,074,783         13,633      2,179,541             --      1,433,530
1.65%                                                 --        114,876             --             --      3,165,503
1.70%                                                 --        154,578             --             --      1,130,383
1.75%                                                 --         43,035             --             --        796,112
1.80%                                                 --             --             --             --         45,332
1.85%                                                 --         21,671             --             --        435,354
1.90%                                                 --         11,269             --             --         68,733
1.95%                                                 --          5,503             --             --        141,856
2.00%                                                 --             --             --             --             --
2.05%                                                 --         30,733             --             --         20,033
2.10%                                                 --             --             --             --         32,521
2.15%                                                 --             --             --             --             --
2.20%                                                 --             --             --             --             --
--------------------------------------------------------------------------------------------------------------------
Total                                          3,284,349      5,290,137      3,553,520        151,690     65,563,934
--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
347 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                MFS            MFS
                                             UTILITIES,     UTILITIES,       OPCAP          OPCAP          OPCAP
PRICE LEVEL                                   INIT CL        SERV CL           EQ          MANAGED         SM CAP
                                            ------------------------------------------------------------------------
1.00%                                                 --         97,737             --             --             --
1.10%                                                 --        484,909             --             --             --
1.15%                                             34,414        167,885             --             --             --
1.20%                                          1,223,918         43,830             --             --             --
1.25%                                                 --             --             --             --             --
1.25%                                          1,267,458        241,031             --             --             --
1.30%                                                 --         64,003             --             --             --
1.35%                                                 --        215,834             --             --             --
1.40%                                                 --             --             --             --             --
1.40%                                          1,748,470        158,619        942,484      1,931,749      1,532,891
1.45%                                          1,934,663         67,868             --             --             --
1.50%                                          2,284,951         77,972             --             --             --
1.55%                                                 --        189,649             --             --             --
1.60%                                          1,658,745         64,123             --             --             --
1.65%                                            289,772        126,427             --             --             --
1.70%                                            770,114         71,870             --             --             --
1.75%                                                 --         29,443             --             --             --
1.80%                                                 --             --             --             --             --
1.85%                                                 --         93,552             --             --             --
1.90%                                                 --          1,066             --             --             --
1.95%                                                 --             --             --             --             --
2.00%                                                 --             --             --             --             --
2.05%                                                 --         48,311             --             --             --
2.10%                                                 --             --             --             --             --
2.15%                                                 --             --             --             --             --
2.20%                                                 --             --             --             --             --
--------------------------------------------------------------------------------------------------------------------
Total                                         11,212,505      2,244,129        942,484      1,931,749      1,532,891
--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
348 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                              OPPEN          OPPEN          OPPEN          OPPEN
                                              OPPEN        CAP APPR VA,    GLOBAL SEC   GLOBAL SEC VA,     HI INC
PRICE LEVEL                                 CAP APPR VA        SERV            VA            SERV            VA
                                            ------------------------------------------------------------------------
1.00%                                                 --        399,396             --        390,798             --
1.10%                                                 --      2,346,031             --      1,086,097             --
1.15%                                                 --      2,021,624             --         17,758             --
1.20%                                                 --        287,929             --        579,031             --
1.25%                                                 --             --             --             --             --
1.25%                                                 --        503,833             --      1,903,939             --
1.30%                                                 --      1,946,007             --        232,897             --
1.35%                                                 --      4,630,576             --      1,029,985             --
1.40%                                                 --             --             --             --             --
1.40%                                          2,982,022        300,338        166,459        832,953      1,977,327
1.45%                                                 --      2,447,381             --        902,936             --
1.50%                                                 --      2,161,085             --      1,218,555             --
1.55%                                                 --      1,669,100             --        237,328             --
1.60%                                                 --        328,087             --        167,868             --
1.65%                                                 --      1,429,394             --        461,732             --
1.70%                                                 --      6,720,332             --        679,805             --
1.75%                                                 --      3,882,107             --         70,752             --
1.80%                                                 --        206,377             --         54,106             --
1.85%                                                 --        284,215             --         15,178             --
1.90%                                                 --      8,508,916             --        176,980             --
1.95%                                                 --      4,144,955             --             --             --
2.00%                                                 --        149,187             --          9,091             --
2.05%                                                 --        579,241             --            677             --
2.10%                                                 --      1,124,940             --         14,216             --
2.15%                                                 --      1,103,061             --             --             --
2.20%                                                 --         48,043             --             --             --
--------------------------------------------------------------------------------------------------------------------
Total                                          2,982,022     47,222,155        166,459     10,082,682      1,977,327
--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
349 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                               OPPEN          OPPEN        OPPEN MAIN ST         OPPEN             OPPEN
                                             HI INC VA,      MAIN ST        SM CAP VA,      STRATEGIC BOND    STRATEGIC BOND
PRICE LEVEL                                     SERV            VA             SERV               VA             VA, SERV
                                            ---------------------------------------------------------------------------------
1.00%                                            397,250             --           219,777                --         1,585,813
1.10%                                          1,086,228             --         1,279,902                --         3,793,237
1.15%                                                 --             --            18,217                --         2,871,654
1.20%                                            253,993             --           601,937                --           919,447
1.25%                                                 --             --                --                --                --
1.25%                                            223,176             --           378,475                --         1,889,089
1.30%                                            223,896             --           337,926                --         3,864,287
1.35%                                            706,032             --         1,004,808                --         5,960,957
1.40%                                                 --             --                --                --                --
1.40%                                            485,944        449,457           355,025           275,674         4,642,417
1.45%                                            275,681             --           407,295                --         3,402,597
1.50%                                             39,286             --           207,321                --         3,661,516
1.55%                                            404,177             --           403,849                --         3,886,200
1.60%                                              3,915             --           102,358                --         1,678,082
1.65%                                            207,327             --           163,930                --         5,202,432
1.70%                                                 --             --           167,960                --         9,444,684
1.75%                                             78,846             --           418,306                --         6,318,570
1.80%                                                 --             --            18,558                --         1,041,540
1.85%                                             51,717             --            39,911                --         1,716,251
1.90%                                                 --             --            59,432                --        11,202,683
1.95%                                                 --             --            11,248                --         5,420,301
2.00%                                                 --             --             1,836                --           440,412
2.05%                                                 --             --             2,054                --           843,052
2.10%                                                 --             --                --                --         1,907,509
2.15%                                                 --             --                --                --         1,572,371
2.20%                                                 --             --                --                --            67,987
-----------------------------------------------------------------------------------------------------------------------------
Total                                          4,437,468        449,457         6,200,125           275,674        83,333,088
-----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
350 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                              PUT VT       PUT VT       PUT VT       PUT VT       PUT VT
                                             DIV INC,     DIV INC,    GLOBAL EQ,   GRO & INC,   GRO & INC,
PRICE LEVEL                                   CL IA        CL IB        CL IA        CL IA        CL IB
                                             -------------------------------------------------------------
1.00%                                               --           --           --           --      383,081
1.10%                                               --           --           --           --    2,380,763
1.15%                                               --           --           --           --      304,231
1.20%                                               --           --           --           --       37,659
1.25%                                               --           --           --           --           --
1.25%                                               --           --           --           --    1,620,835
1.30%                                               --           --           --           --       70,696
1.35%                                               --           --           --           --    1,666,683
1.40%                                               --           --           --           --           --
1.40%                                        2,144,220    1,972,905    1,148,346    3,344,972    4,185,280
1.45%                                               --           --           --           --       36,837
1.50%                                               --           --           --           --       82,958
1.55%                                               --           --           --           --      106,018
1.60%                                               --           --           --           --       35,119
1.65%                                               --           --           --           --       42,200
1.70%                                               --           --           --           --       56,922
1.75%                                               --           --           --           --       17,030
1.80%                                               --           --           --           --           --
1.85%                                               --           --           --           --        1,643
1.90%                                               --           --           --           --           --
1.95%                                               --           --           --           --           --
2.00%                                               --           --           --           --           --
2.05%                                               --           --           --           --           --
2.10%                                               --           --           --           --           --
2.15%                                               --           --           --           --           --
2.20%                                               --           --           --           --           --
----------------------------------------------------------------------------------------------------------
Total                                        2,144,220    1,972,905    1,148,346    3,344,972   11,027,955
----------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
351 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                               PUT VT          PUT VT       PUT VT       PUT VT       PUT VT
                                           HEALTH SCIENCES,   HI YIELD,    HI YIELD,       INC,       INTL EQ,
PRICE LEVEL                                     CL IB          CL IA        CL IB         CL IB        CL IB
                                           --------------------------------------------------------------------
1.00%                                                27,819           --           --           --      350,389
1.10%                                               399,648           --           --           --    2,016,795
1.15%                                                    --           --           --       14,981      122,405
1.20%                                               132,021           --           --           --    4,112,745
1.25%                                                    --           --           --           --           --
1.25%                                               213,134           --           --       28,236    4,449,614
1.30%                                                82,177           --           --           --      317,585
1.35%                                               130,816           --           --           --    2,006,413
1.40%                                                    --           --           --           --           --
1.40%                                               166,765      870,415      973,590       44,568    2,184,712
1.45%                                               259,044           --           --           --    4,897,961
1.50%                                               240,996           --           --       24,063    3,009,492
1.55%                                               124,710           --           --           --      491,557
1.60%                                                56,392           --           --        2,406       81,946
1.65%                                               155,092           --           --           --    1,023,876
1.70%                                               175,033           --           --      110,050    1,715,672
1.75%                                                 3,269           --           --           --       97,711
1.80%                                                 5,485           --           --           --       14,103
1.85%                                               157,544           --           --           --       50,766
1.90%                                               108,980           --           --           --           --
1.95%                                                    --           --           --           --        9,317
2.00%                                                14,577           --           --           --           --
2.05%                                                 7,802           --           --           --        2,019
2.10%                                                    --           --           --           --           --
2.15%                                                    --           --           --           --           --
2.20%                                                    --           --           --           --           --
---------------------------------------------------------------------------------------------------------------
Total                                             2,461,304      870,415      973,590      224,304   26,955,078
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
352 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                PUT VT            PUT VT           PUT VT         PUT VT         PUT VT
                                            INTL GRO & INC,    INTL NEW OPP,      NEW OPP,      RESEARCH,     SM CAP VAL,
PRICE LEVEL                                     CL IB             CL IB            CL IA          CL IB          CL IB
                                            ------------------------------------------------------------------------------
1.00%                                                    --           250,169             --          2,804             --
1.10%                                                    --           814,092             --        146,755             --
1.15%                                                    --                --             --             --             --
1.20%                                                    --                --             --         41,186             --
1.25%                                                    --                --             --             --             --
1.25%                                                    --           218,980             --             --             --
1.30%                                                    --                --             --             --         25,330
1.35%                                                    --         1,129,136             --        154,261         10,359
1.40%                                                    --                --             --             --             --
1.40%                                                 7,956           460,647      2,187,246          3,222         27,482
1.45%                                                    --                --             --          4,660          4,297
1.50%                                                    --                --             --             --         56,199
1.55%                                                    --                --             --          7,095         13,547
1.60%                                                    --                --             --             --             --
1.65%                                                    --                --             --             --          1,505
1.70%                                                    --                --             --             --         88,896
1.75%                                                    --                --             --             --             --
1.80%                                                    --                --             --             --             --
1.85%                                                    --                --             --             --          6,408
1.90%                                                    --                --             --             --         76,005
1.95%                                                    --                --             --             --             --
2.00%                                                    --                --             --             --             --
2.05%                                                    --                --             --             --             --
2.10%                                                    --                --             --             --            947
2.15%                                                    --                --             --             --             --
2.20%                                                    --                --             --             --             --
--------------------------------------------------------------------------------------------------------------------------
Total                                                 7,956         2,873,024      2,187,246         59,983        310,975
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
353 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                              PUT VT          PUT VT       PUT VT
                                              VISTA,         VOYAGER,     VOYAGER,      RVS VP       RVS VP
PRICE LEVEL                                   CL IB           CL IA        CL IB         BAL       CASH MGMT
                                            ------------------------------------------------------------------
1.00%                                          279,857              --           --       72,517      695,102
1.10%                                        1,945,217              --           --      606,708    2,618,429
1.15%                                          222,410              --           --      121,188      204,724
1.20%                                        3,049,854              --           --           --       56,631
1.25%                                          612,045(5)           --           --           --           --
1.25%                                        2,480,492(6)           --           --      210,088    1,149,304
1.30%                                           24,985              --           --           --      724,206
1.35%                                        2,053,453              --           --      362,792    2,189,028
1.40%                                               --              --           --           --           --
1.40%                                          851,493         603,808    2,658,352    3,221,099    6,630,244
1.45%                                        3,669,418              --           --           --      106,070
1.50%                                        3,228,147              --           --    1,044,882    2,282,589
1.55%                                           14,759              --           --           --      567,714
1.60%                                               --              --           --    1,392,884    5,054,441
1.65%                                          494,676              --           --           --      766,343
1.70%                                        1,031,354              --           --       57,115    1,151,177
1.75%                                               --              --           --           --      856,157
1.80%                                               --              --           --           --       48,351
1.85%                                            1,546              --           --           --       70,418
1.90%                                               --              --           --           --      838,625
1.95%                                               --              --           --           --      271,961
2.00%                                               --              --           --           --       11,899
2.05%                                               --              --           --           --       61,839
2.10%                                               --              --           --           --      236,733
2.15%                                               --              --           --           --       61,261
2.20%                                               --              --           --           --        3,718
-------------------------------------------------------------------------------------------------------------
Total                                       19,959,706         603,808    2,658,352    7,089,273   26,656,964
-------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
354 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                               RVS VP         RVS VP            RVS VP         RVS VP          RVS VP
PRICE LEVEL                                   DIV BOND      DIV EQ INC         EMER MKTS         GRO        HI YIELD BOND
                                            ------------------------------------------------------------------------------
1.00%                                          1,132,767        326,339                --         23,969                --
1.10%                                          3,290,357      1,712,842                --         47,673                --
1.15%                                            119,743      2,961,692         1,274,672             --           671,621
1.20%                                          1,000,408      1,105,396                --         14,334           328,427
1.25%                                                 --             --                --             --                --
1.25%                                          1,044,982      1,284,418            49,344             --         1,058,515
1.30%                                          1,006,900      2,316,127         1,074,441         11,925           389,157
1.35%                                          2,771,827      4,024,728         1,977,262         21,299           517,800
1.40%                                                 --        532,405(7)             --             --                --
1.40%                                          8,279,055      2,697,778(8)      1,033,277        412,652         3,380,382
1.45%                                          1,298,220      3,606,093         1,178,064             --           969,628
1.50%                                          4,588,822      2,961,932         1,627,428        108,697         1,087,236
1.55%                                          1,113,352        959,181           668,487         27,829           160,914
1.60%                                          1,144,569      2,160,638           881,908        702,621         2,354,538
1.65%                                          1,400,946      2,403,746         1,245,625             --         1,527,520
1.70%                                          1,077,005      9,763,846         5,171,720             --         4,143,549
1.75%                                            267,988      4,126,353         2,111,415             --         1,278,407
1.80%                                                 --        622,517           431,874             --           531,447
1.85%                                            165,146        511,928           468,773             --           960,312
1.90%                                            237,244      8,505,919         4,978,670         37,853         3,149,773
1.95%                                             67,518      4,172,815         1,961,203             --         1,051,612
2.00%                                                 --        216,746           142,763             --           277,549
2.05%                                              5,189        798,790           416,215             --           364,932
2.10%                                             31,022      1,145,193           706,253             --           682,566
2.15%                                                 --      1,232,466           541,753             --           338,034
2.20%                                                 --         83,021            24,140             --            30,092
--------------------------------------------------------------------------------------------------------------------------
Total                                         30,043,060     60,232,909        27,965,287      1,408,852        25,254,011
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
355 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                              RVS VP       RVS VP       RVS VP       RVS VP      RVS VP
PRICE LEVEL                                  INC OPP      INTL OPP    LG CAP EQ    LG CAP VAL  MID CAP GRO
                                           ---------------------------------------------------------------
1.00%                                               --           --           --           --          550
1.10%                                               --           --           --           --       44,240
1.15%                                               --           --    3,137,924        4,475      239,967
1.20%                                               --           --      726,718           --           --
1.25%                                               --           --           --           --           --
1.25%                                               --           --    1,109,092           --        1,020
1.30%                                               --      336,712    2,450,350        9,897      159,010
1.35%                                               --           --    5,948,226       14,876      409,189
1.40%                                               --           --           --           --           --
1.40%                                               --    1,331,767    4,590,372           --      376,939
1.45%                                               --           --    3,968,790        4,404       28,543
1.50%                                               --           --    9,338,200       18,298      321,490
1.55%                                            9,734           --    2,259,142       16,373      171,250
1.60%                                               --           --    3,835,004           --      271,183
1.65%                                            1,363           --    4,651,354           --      114,896
1.70%                                            7,688       15,879   17,583,934        3,069      734,645
1.75%                                               --           --    4,917,780           --       94,184
1.80%                                               --           --      809,882           --      140,351
1.85%                                               --           --    1,307,038           --      161,116
1.90%                                            7,628        1,196   14,054,264       23,568    1,088,198
1.95%                                           25,634           --    4,573,564           --           --
2.00%                                               --           --      410,222           --       56,573
2.05%                                               --           --      910,276        7,766       99,524
2.10%                                               --           --    2,163,701           --      143,968
2.15%                                               --           --    1,236,768           --        1,881
2.20%                                               --           --       21,011           --        1,389
----------------------------------------------------------------------------------------------------------
Total                                           52,047    1,685,554   90,003,612      102,726    4,660,106
----------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
356 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                               RVS VP         RVS VP           RVS VP           RVS VP           RVS VP
PRICE LEVEL                                   NEW DIM        S&P 500         SELECT VAL    SHORT DURATION      SM CAP ADV
                                            ------------------------------------------------------------------------------
1.00%                                            485,985        798,737               --           872,757          23,034
1.10%                                          3,155,822      5,214,454               --         4,579,339         348,377
1.15%                                            260,635        379,553               --           341,998          18,861
1.20%                                          2,284,019        251,058               --         1,195,514         213,896
1.25%                                                 --        565,098(9)            --         1,654,334(1)           --
1.25%                                          3,324,235      3,818,083(10)           --         1,665,753(2)      393,755
1.30%                                            445,845      1,432,878               --         1,878,077              --
1.35%                                          3,016,573      5,705,871               --         5,625,715         270,044
1.40%                                                 --             --               --           469,214(7)       84,625(7)
1.40%                                          3,748,175        240,774               --         2,359,177(8)      322,531(8)
1.45%                                          2,355,382        250,304               --         2,009,104         817,379
1.50%                                          1,868,704         10,430               --         3,297,545         722,621
1.55%                                            490,982        702,094            7,644         1,540,920              --
1.60%                                          1,659,565        188,627               --           613,547         516,256
1.65%                                            609,004         86,299               --         1,463,561          45,961
1.70%                                          1,142,544        226,693            8,174         3,085,243         444,177
1.75%                                            122,083        699,743               --           789,715              --
1.80%                                                 --          6,739               --           197,489              --
1.85%                                             65,696         48,223               --           492,116              --
1.90%                                                 --        132,264               --         1,781,114              --
1.95%                                                 --          5,408               --           422,739              --
2.00%                                                 --          8,188               --            57,675              --
2.05%                                                 --         13,032               --           315,786              --
2.10%                                                 --          7,449               --           389,962              --
2.15%                                                 --             --               --            98,401              --
2.20%                                                 --             --               --             5,351              --
--------------------------------------------------------------------------------------------------------------------------
Total                                         25,035,249     20,791,999           15,818        37,202,146       4,221,517
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
357 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                               RVS VP          RVS VP           ROYCE          ROYCE         STI CVT
PRICE LEVEL                                  SM CAP VAL     STRATEGY AGGR     MICRO-CAP        SM-CAP        CAP APPR
                                            ---------------------------------------------------------------------------
1.00%                                             77,482                --             --             --          4,705
1.10%                                            533,577                --             --             --         10,950
1.15%                                          2,395,366                --             --             --        919,655
1.20%                                            184,998                --             --             --             --
1.25%                                                 --                --             --             --             --
1.25%                                            296,293                --             --             --         17,231
1.30%                                          1,359,369                --             --             --        576,002
1.35%                                          3,633,574                --             --             --        948,341
1.40%                                                 --                --             --             --             --
1.40%                                          2,323,211         2,484,131        446,148        575,871         23,360
1.45%                                          2,507,158                --             --             --          1,020
1.50%                                          2,431,143                --        390,321        217,356        929,083
1.55%                                            946,639                --             --             --        348,309
1.60%                                          1,501,463                --      1,035,879        734,012          4,286
1.65%                                          2,494,160                --             --             --        104,503
1.70%                                          9,124,566                --             --             --        298,470
1.75%                                          4,142,747                --             --             --         27,408
1.80%                                            745,877                --             --             --             --
1.85%                                            720,162                --             --             --         26,342
1.90%                                         10,646,737                --             --             --          8,551
1.95%                                          4,153,012                --             --             --             --
2.00%                                            305,312                --             --             --             --
2.05%                                            817,829                --             --             --             --
2.10%                                          1,538,429                --             --             --             --
2.15%                                          1,122,285                --             --             --             --
2.20%                                             42,780                --             --             --             --
-----------------------------------------------------------------------------------------------------------------------
Total                                         54,044,169         2,484,131      1,872,348      1,527,239      4,248,216
-----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
358 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                                               STI CVT        STI CVT
                                             STI CVT         STI CVT           LG CAP          LG CAP         STI CVT
PRICE LEVEL                                  INTL EQ     INVEST GR BOND     RELATIVE VAL       VAL EQ       MID-CAP EQ
                                           ------------------------------------------------------------------------------
1.00%                                            3,456            11,809            39,510       10,479             9,009
1.10%                                            7,575            25,352            31,049        5,023             2,845
1.15%                                               --                --                --           --            20,521
1.20%                                              322                --             2,596        4,539               349
1.25%                                               --                --                --           --                --
1.25%                                           15,620             6,228             7,121       10,012            17,143
1.30%                                           29,636            95,308            73,224       82,775            16,134
1.35%                                            5,635             6,275            19,762       92,177            20,838
1.40%                                               --                --                --           --                --
1.40%                                            1,721            51,386            12,520        9,862            13,279
1.45%                                               --                --            67,724        5,354                --
1.50%                                               --            24,535            91,468        9,582                --
1.55%                                               --            81,251            77,911      151,290            18,133
1.60%                                               --            80,188            24,386       28,939                --
1.65%                                           11,830           107,367            11,976        9,128            10,464
1.70%                                               --                --                --           --                --
1.75%                                               --            11,945             5,802       19,603                --
1.80%                                               --                --                --           --                --
1.85%                                               --            14,834                --       21,843             1,671
1.90%                                               --                --                --           --                --
1.95%                                               --                --                --           --                --
2.00%                                               --                --                --           --                --
2.05%                                               --                --                --           --                --
2.10%                                               --                --                --           --                --
2.15%                                               --                --                --           --                --
2.20%                                               --                --                --           --                --
-------------------------------------------------------------------------------------------------------------------------
Total                                           75,795           516,478           465,049      460,606           130,386
-------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
359 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                            STI CVT                    VANK LIT       VANK LIT         VANK UIF
                                                            SM CAP                     COMSTOCK,     GRO & INC,     U.S. REAL EST,
PRICE LEVEL                                                 VAL EQ     THIRD AVE VAL     CL II          CL II            CL I
                                                          ------------------------------------------------------------------------
1.00%                                                          14,811             --        144,305        324,791          45,047
1.10%                                                          11,293             --      1,855,670      1,039,458         265,617
1.15%                                                         562,431             --      7,238,718             --              --
1.20%                                                           8,707             --        676,975        371,445          68,349
1.25%                                                              --             --             --             --              --
1.25%                                                          15,001             --        283,760         60,206           2,641
1.30%                                                         280,247             --      4,481,208        149,131         107,105
1.35%                                                         464,518             --      8,834,853        451,937         118,131
1.40%                                                              --             --             --             --              --
1.40%                                                          13,692        576,976      3,864,463        438,862         136,161
1.45%                                                           9,783             --      5,133,588        188,490         127,083
1.50%                                                         673,655        377,375      6,564,995        211,352          35,539
1.55%                                                         179,008             --      2,939,509        196,940          46,625
1.60%                                                           3,855      1,445,137      2,752,349          3,001          34,239
1.65%                                                          33,152             --      4,449,631        189,135          95,337
1.70%                                                         254,968             --     18,911,599        251,738          48,180
1.75%                                                          24,169             --      8,987,690         22,093           6,403
1.80%                                                              --             --      1,345,357          8,594              --
1.85%                                                           9,981             --      1,444,633         30,243              --
1.90%                                                           4,428             --     23,605,772             --              --
1.95%                                                              --             --      9,543,372             --              --
2.00%                                                              --             --        588,763             --              --
2.05%                                                              --             --      1,874,999             --              --
2.10%                                                              --             --      3,199,117             --              --
2.15%                                                              --             --      2,563,738             --              --
2.20%                                                              --             --        118,638             --              --
----------------------------------------------------------------------------------------------------------------------------------
Total                                                       2,563,699      2,399,488    121,403,702      3,937,416       1,136,457
----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
360 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                             VANK UIF                                                WF ADV VT
                                                           U.S.REAL EST,    WANGER        WANGER       WF ADV VT    C&B LG CAP
PRICE LEVEL                                                    CL II      INTL SM CAP    U.S.SM CO    ASSET ALLOC       VAL
                                                           --------------------------------------------------------------------
1.00%                                                                --            --            --            --            --
1.10%                                                                --            --            --            --            --
1.15%                                                           154,567     1,121,317     1,445,432         3,755            --
1.20%                                                                --            --            --     4,273,550       585,680
1.25%                                                                --            --            --            --            --
1.25%                                                                --            --            --     6,498,591     1,033,676
1.30%                                                           146,043       805,476     1,001,801            --            --
1.35%                                                           223,738     1,560,827     1,910,597            --            --
1.40%                                                                --            --            --            --            --
1.40%                                                                --       484,281     1,170,615     1,736,474       147,626
1.45%                                                            75,307     1,711,894     1,215,278     6,809,961       726,427
1.50%                                                           255,500     2,094,446     1,241,498     7,229,781     1,088,626
1.55%                                                           102,045       413,488       608,708            --            --
1.60%                                                                --       908,822     1,886,984       119,348            --
1.65%                                                            82,904     1,128,885     1,366,978       990,093       277,237
1.70%                                                           442,991     4,181,149     5,331,641     2,664,998       468,924
1.75%                                                           230,448     2,988,115     2,247,896            --            --
1.80%                                                            37,577       135,304       492,945            --            --
1.85%                                                            17,352       128,201       523,399        15,228            --
1.90%                                                           619,231     3,915,841     5,233,722            --         5,009
1.95%                                                           233,401     3,150,629     2,150,526            --            --
2.00%                                                             4,819        92,256       157,562            --         6,186
2.05%                                                            57,010       224,840       422,946            --            --
2.10%                                                            59,985       648,416       769,340        48,083            --
2.15%                                                            82,127       847,411       603,223            --            --
2.20%                                                             3,151        32,027        28,465            --            --
--------------------------------------------------------------------------------------------------------------------------------
Total                                                         2,828,196    26,573,625    29,809,556    30,389,862     4,339,391
--------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
361 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                             WF ADV VT     WF ADV VT     WF ADV VT     WF ADV VT     WF ADV VT
PRICE LEVEL                                                   EQ INC       INTL CORE    LG CO CORE     LG CO GRO     MONEY MKT
                                                           --------------------------------------------------------------------
1.00%                                                                --            --            --            --            --
1.10%                                                                --            --            --            --            --
1.15%                                                           213,660            --            --       718,366         5,489
1.20%                                                         1,577,671       311,801       612,821     6,853,164     1,253,942
1.25%                                                                --            --            --            --            --
1.25%                                                         3,000,117       934,151       644,871    10,433,289     1,196,400
1.30%                                                           111,356            --            --       344,398        19,493
1.35%                                                            70,858            --            --       330,209         5,453
1.40%                                                                --            --            --            --            --
1.40%                                                         2,186,445       203,204       299,183     7,600,982       754,826
1.45%                                                         2,360,248       772,770       409,177    10,031,622     2,450,453
1.50%                                                         3,235,051       692,810     1,054,609     9,820,233     2,569,274
1.55%                                                            27,512            --            --        93,163         3,527
1.60%                                                         1,738,955            --            --     2,332,199        47,869
1.65%                                                           678,733        83,630       157,208     4,020,728       318,182
1.70%                                                         2,254,738       418,050       139,706    10,018,718       998,274
1.75%                                                           278,349            --            --       339,345         3,276
1.80%                                                           465,323         4,065        12,383       752,644        30,915
1.85%                                                           690,931        20,692        10,855     1,106,410        55,954
1.90%                                                         1,587,393           846            --     3,400,401        55,224
1.95%                                                                --            --            --            --            --
2.00%                                                           147,895            --            --       195,951         4,088
2.05%                                                           213,332            --            --       466,652        64,029
2.10%                                                           270,214            --            --       526,392       942,549
2.15%                                                             2,950            --            --         9,016         1,999
2.20%                                                                --            --            --            --            --
--------------------------------------------------------------------------------------------------------------------------------
Total                                                        21,111,731     3,442,019     3,340,813    69,393,882    10,781,216
--------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
362 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                                           WF ADV VT
                                                             WF ADV VT   TOTAL RETURN
PRICE LEVEL                                                 SM CAP GRO       BOND
                                                           --------------------------
1.00%                                                                --            --
1.10%                                                                --            --
1.15%                                                                --       431,746
1.20%                                                         1,912,847       938,756
1.25%                                                                --            --
1.25%                                                         2,903,660     1,892,308
1.30%                                                                --       302,634
1.35%                                                                --       249,239
1.40%                                                                --            --
1.40%                                                         1,363,484     2,193,496
1.45%                                                         3,452,122     1,094,741
1.50%                                                         2,884,291     1,585,930
1.55%                                                                --        79,843
1.60%                                                                --     1,430,714
1.65%                                                           374,493     1,401,840
1.70%                                                         1,314,421     3,550,562
1.75%                                                                --       331,514
1.80%                                                             5,036       658,469
1.85%                                                                --     1,454,671
1.90%                                                               819     2,629,019
1.95%                                                                --            --
2.00%                                                                --       449,230
2.05%                                                                --       438,276
2.10%                                                                --       704,943
2.15%                                                                --        26,967
2.20%                                                                --            --
-------------------------------------------------------------------------------------
Total                                                        14,211,173    21,844,898
-------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
363 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

The following is a summary of net assets at Dec. 31, 2005:


                                                              AIM VI        AIM VI        AIM VI        AIM VI        AIM VI
                                                            BASIC VAL,     CAP APPR,     CAP APPR,     CAP DEV,      CAP DEV,
PRICE LEVEL                                                   SER II         SER I        SER II         SER I        SER II
                                                           --------------------------------------------------------------------
1.00%                                                       $   966,487   $   253,166    $   15,356    $       --    $   69,502
1.10%                                                         4,866,280     1,283,354       206,771            --       665,148
1.15%                                                         1,245,498       118,325            86            --            89
1.20%                                                         1,081,917     1,205,207         3,693            --        51,793
1.25%                                                                --            --            --            --            --
1.25%                                                           804,533     2,812,711        32,774            --        98,602
1.30%                                                         1,989,467            --         9,622            --       239,590
1.35%                                                         5,986,195     2,318,352        66,998            --       386,819
1.40%                                                                --            --            --            --            --
1.40%                                                         1,235,565     2,179,336       264,583       635,069       165,142
1.45%                                                         2,282,285     1,813,189        11,752            --       113,484
1.50%                                                         2,421,014     2,325,706        43,143       112,897        23,840
1.55%                                                         1,814,864            --        47,027            --       137,856
1.60%                                                           174,818     2,424,819       215,734     1,327,408       182,077
1.65%                                                         2,242,507       192,876        46,230            --        61,893
1.70%                                                         4,568,215       289,881       361,327            --       233,275
1.75%                                                         3,147,517            --           102            --        23,334
1.80%                                                            88,963            88        88,274            --        61,023
1.85%                                                           271,214            --        73,720            --        53,278
1.90%                                                         5,569,927            --         3,878            --        22,059
1.95%                                                         3,172,547            --            --            --            88
2.00%                                                            81,432            --            85            --            88
2.05%                                                           319,401            --        73,089            --            88
2.10%                                                           906,817            --            85            --            88
2.15%                                                           818,975            --            85            --        61,257
2.20%                                                             5,810            --            85            --            88
-------------------------------------------------------------------------------------------------------------------------------
Total                                                       $46,062,248   $17,217,010    $1,564,499    $2,075,374    $2,650,501
-------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
364 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                              AIM VI        AIM VI        AIM VI          AIM VI         AIM VI
                                                             CORE EQ,     DEMO TRENDS,   INTL GRO,   MID CAP CORE EQ,  PREMIER EQ,
PRICE LEVEL                                                   SER I          SER I         SER I          SER II          SER I
                                                           -----------------------------------------------------------------------
1.00%                                                        $       --      $ 53,450    $       --       $        --  $   306,194
1.10%                                                                --       341,556            --                --    1,973,554
1.15%                                                                --            --            --           370,176      280,719
1.20%                                                                --            --            --                --    3,286,814
1.25%                                                                --            --            --                --           --
1.25%                                                                --        61,360            --                --    5,747,511
1.30%                                                                --            --            --           304,822           --
1.35%                                                                --       534,943            --           653,717    3,101,196
1.40%                                                                --            --            --                --           --
1.40%                                                         4,116,559            --     2,579,296                --    7,618,386
1.45%                                                                --            --            --           407,067    3,880,186
1.50%                                                                --            --            --           576,167    3,482,150
1.55%                                                                --            --            --           208,728           --
1.60%                                                                --            --            --                --    2,897,377
1.65%                                                                --            --            --           431,577      379,786
1.70%                                                                --            --            --         1,192,379      649,696
1.75%                                                                --            --            --           882,588           --
1.80%                                                                --            --            --            19,395       21,822
1.85%                                                                --            --            --            42,875           --
1.90%                                                                --            --            --         1,560,396           --
1.95%                                                                --            --            --           898,144           --
2.00%                                                                --            --            --            22,871           --
2.05%                                                                --            --            --            91,517           --
2.10%                                                                --            --            --           273,327           --
2.15%                                                                --            --            --           285,539           --
2.20%                                                                --            --            --             1,551           --
----------------------------------------------------------------------------------------------------------------------------------
Total                                                        $4,116,559      $991,309    $2,579,296       $ 8,222,836  $33,625,391
----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
365 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                              AIM VI        AB VPS        AB VPS        AB VPS        AB VPS
                                                           PREMIER EQ,   GLOBAL TECH,   GRO & INC,     INTL VAL,   LG CAP GRO,
PRICE LEVEL                                                   SER II         CL B          CL B          CL B          CL B
                                                           -------------------------------------------------------------------
1.00%                                                          $ 23,957    $  247,700   $ 1,629,582   $        --   $   589,128
1.10%                                                           119,010       960,468     9,815,249            --     2,810,755
1.15%                                                                --            --         4,475     3,463,619            --
1.20%                                                             7,562        38,227       214,103            --       158,798
1.25%                                                                --            --            --            --            --
1.25%                                                            11,382       366,456     3,922,226            --     1,017,821
1.30%                                                             9,866       176,733       302,945     2,489,760       151,074
1.35%                                                            53,846     1,230,085    12,137,774     4,395,557     4,223,649
1.40%                                                                --            --            --            --            --
1.40%                                                            45,076       822,137       571,857     2,829,956     1,678,625
1.45%                                                            18,213       120,016       310,463     2,428,873       113,512
1.50%                                                            10,310       417,237       291,213     3,555,767       495,616
1.55%                                                                80       314,251       854,883     1,487,899       381,209
1.60%                                                                67     1,301,025       321,240     2,227,225     2,549,466
1.65%                                                            26,741       230,175       916,672     2,903,936       264,487
1.70%                                                                67        22,128       263,096    11,949,100        10,180
1.75%                                                            22,833         6,109       116,803     4,563,355        13,161
1.80%                                                                67            68        98,348     1,071,813           112
1.85%                                                                67       127,044        46,275     1,249,000        28,394
1.90%                                                                --            --       138,691    11,490,467            --
1.95%                                                                --            --         8,492     4,159,955            --
2.00%                                                                --            --         1,079       332,305            --
2.05%                                                                --            --       108,663       937,787            --
2.10%                                                                --            --         2,100     1,604,693            --
2.15%                                                                --            --            82     1,172,213            --
2.20%                                                                --            --            82        52,750            --
-------------------------------------------------------------------------------------------------------------------------------
Total                                                          $349,144    $6,379,859   $32,076,393   $64,366,030   $14,485,987
-------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
366 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                AB VPS           AB VPS           AC VP           AC VP          AC VP
                                              BAL SHARES,   U.S. GOVT/HI GR,    INC & GRO,   INFLATION PROT,     INTL,
PRICE LEVEL                                      CL B             CL B             CL I           CL II          CL II
                                              ----------------------------------------------------------------------------
1.00%                                           $   77,457         $       --    $       --     $         --       $    --
1.10%                                              550,541                 --            --               --            --
1.15%                                               19,736                 --            --        6,133,787            61
1.20%                                               85,903                 --            --               --            --
1.25%                                                   --                 --            --               --            --
1.25%                                               42,179                 --            --               --            --
1.30%                                               54,699                 --            --        4,226,042            61
1.35%                                              389,518                 --            --        8,327,692            61
1.40%                                                   --                 --            --               --            --
1.40%                                               80,407          1,476,861     1,877,961        3,605,556            --
1.45%                                               83,430                 --            --        3,702,993         8,560
1.50%                                               15,209          1,079,085            --        6,990,416            61
1.55%                                              157,179                 --            --        2,947,236            61
1.60%                                               13,750          1,134,950            --        2,455,687            --
1.65%                                                4,313                 --            --        4,699,539            61
1.70%                                                   81                 --            --       21,303,508            61
1.75%                                                   66                 --            --        8,326,621            61
1.80%                                                   81                 --            --        1,695,642            60
1.85%                                                   66                 --            --        2,364,594            60
1.90%                                                   81                 --            --       22,066,235            60
1.95%                                                   81                 --            --        7,488,301            60
2.00%                                                   81                 --            --          695,518            60
2.05%                                                1,528                 --            --        1,728,746        16,105
2.10%                                                   81                 --            --        3,142,688            60
2.15%                                                   81                 --            --        2,187,488            60
2.20%                                                   81                 --            --          131,178            60
--------------------------------------------------------------------------------------------------------------------------
Total                                           $1,576,629         $3,690,896    $1,877,961     $114,219,467       $25,633
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
367 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                               AC VP         AC VP          AC VP        BARON          COL
                                                               ULTRA,         VAL,           VAL,      CAP ASSET,    SM CAP VAL,
PRICE LEVEL                                                    CL II          CL I          CL II         INS         VS CL B
                                                            --------------------------------------------------------------------
1.00%                                                       $        --    $       --      $     --    $       --     $    --
1.10%                                                                --            --            --            --          --
1.15%                                                         1,867,136            --         2,297            --         126
1.20%                                                                --            --            --            --          --
1.25%                                                                --            --            --            --          --
1.25%                                                                --            --            --            --          --
1.30%                                                         1,350,124            --         1,312            --         126
1.35%                                                         2,602,290            --         7,853            --      28,253
1.40%                                                                --            --            --            --          --
1.40%                                                                --     1,989,438        15,003       763,639          --
1.45%                                                         3,222,498            --            56            --         126
1.50%                                                         2,031,021            --        30,922       620,306      14,473
1.55%                                                           686,890            --            56            --         126
1.60%                                                                --            --       101,840     1,395,733          --
1.65%                                                         2,108,511            --            56            --       5,976
1.70%                                                         7,383,778            --        29,497            --       4,623
1.75%                                                         5,112,051            --            56            --         125
1.80%                                                           212,381            --        62,024            --         125
1.85%                                                           232,252            --            56            --         124
1.90%                                                         6,648,545            --        16,354            --         124
1.95%                                                         5,370,567            --         5,513            --      70,925
2.00%                                                           186,659            --            56            --         120
2.05%                                                           398,527            --            56            --         120
2.10%                                                         1,059,797            --            56            --         120
2.15%                                                         1,430,049            --            56            --         120
2.20%                                                            52,627            --            55            --         120
-----------------------------------------------------------------------------------------------------------------------------
Total                                                       $41,955,703    $1,989,438      $273,174    $2,779,678    $125,852
-----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
368 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                                COL           COL           COL           CS          DREY IP
                                                             HI YIELD,     HI YIELD,    LG CAP GRO,    MID-CAP     MIDCAP STOCK,
PRICE LEVEL                                                  VS CL A        VS CL B       VS CL A        GRO            SERV
                                                             -------------------------------------------------------------------
1.00%                                                          $     --   $        --    $       --      $     --       $     --
1.10%                                                                --            --            --            --             --
1.15%                                                           108,470     1,204,623       718,687            --            121
1.20%                                                                --            --            --            --             --
1.25%                                                                --            --            --            --             --
1.25%                                                           540,245            --       444,504            --             --
1.30%                                                                --       771,889            --            --            852
1.35%                                                                --     1,756,681            --            --         18,734
1.40%                                                                --            --            --            --             --
1.40%                                                                --            --            --        56,297             --
1.45%                                                                --     1,237,959            --            --         20,192
1.50%                                                                --     1,472,597            --        31,409         64,949
1.55%                                                                --       516,413            --            --            121
1.60%                                                                --            --            --       269,894             --
1.65%                                                                --       941,374            --            --            120
1.70%                                                                --     3,888,740            --            --         17,752
1.75%                                                                --     3,082,306            --            --            120
1.80%                                                                --       217,917            --            --            120
1.85%                                                                --       112,562            --            --            120
1.90%                                                                --     4,385,307            --            --            120
1.95%                                                                --     2,880,136            --            --            120
2.00%                                                                --        37,444            --            --            120
2.05%                                                                --       264,253            --            --            119
2.10%                                                                --       834,228            --            --            119
2.15%                                                                --       814,636            --            --            119
2.20%                                                                --        38,486            --            --            119
--------------------------------------------------------------------------------------------------------------------------------
Total                                                          $648,715   $24,457,551    $1,163,191      $357,600       $124,037
--------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
369 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                              DREY IP        DREY        DREY VIF      DREY VIF      DREY VIF
                                                             TECH GRO,   SOC RESP GRO,     APPR,      DISC STOCK,    INTL VAL,
PRICE LEVEL                                                    SERV          INIT          SERV          INIT          SERV
                                                           --------------------------------------------------------------------
1.00%                                                       $        --     $       --     $     --      $     --      $     --
1.10%                                                                --             --           --            --            --
1.15%                                                           913,381             --       14,708            --           125
1.20%                                                                --        343,600           --            --            --
1.25%                                                                --             --           --            --            --
1.25%                                                                --        404,142           --            --            --
1.30%                                                           630,124             --      219,296            --         2,219
1.35%                                                         1,201,076             --       15,279            --        23,497
1.40%                                                                --             --           --            --            --
1.40%                                                           570,303        321,355       61,044       269,300            --
1.45%                                                           772,499        561,335       14,872            --           124
1.50%                                                           971,752        321,320       22,511            --        19,420
1.55%                                                           391,056             --          104            --           124
1.60%                                                           538,480             99      168,496            --            --
1.65%                                                           775,510         48,649          104            --           124
1.70%                                                         2,892,747        149,005        1,663            --        71,018
1.75%                                                         1,373,261             --        8,082            --           123
1.80%                                                           261,877             99       57,203            --           123
1.85%                                                           237,029             --          104            --           123
1.90%                                                         3,026,581             --       74,704            --        32,757
1.95%                                                         1,311,410             --          103            --        21,517
2.00%                                                            79,211             --          103            --           123
2.05%                                                           231,356             --       70,297            --        26,782
2.10%                                                           412,681             --        1,251            --           122
2.15%                                                           345,562             --          103            --        60,943
2.20%                                                            12,205             --          103            --           122
-------------------------------------------------------------------------------------------------------------------------------
Total                                                       $16,948,101     $2,149,604     $730,130      $269,300      $259,386
-------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
370 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                             DREY VIF        EG VA         EG VA         EG VA         EG VA
                                                           SM CO STOCK,       BAL,      CORE BOND,    FUNDAMENTAL   FUNDAMENTAL
PRICE LEVEL                                                    INIT          CL 2          CL 2       LG CAP, CL 1  LG CAP, CL 2
                                                           ---------------------------------------------------------------------
1.00%                                                           $    --    $   59,396   $ 1,027,656    $   97,315   $   812,086
1.10%                                                                --       312,421     3,774,912       772,073     4,178,865
1.15%                                                                --            --     2,090,777            --            59
1.20%                                                                --        73,286       839,930            --     1,505,727
1.25%                                                                --            --            --            --            --
1.25%                                                                --        84,165       898,556       256,508       671,594
1.30%                                                                --       256,340     3,265,932            --     1,238,720
1.35%                                                                --       270,907     7,348,195       710,204     3,912,385
1.40%                                                                --            --            --            --            --
1.40%                                                            14,796       140,411     2,701,824            --     1,414,669
1.45%                                                                --        15,440     1,151,450            --     1,260,369
1.50%                                                                --       147,972     3,758,263            --       614,105
1.55%                                                                --       235,203     2,876,083            --     1,286,095
1.60%                                                                --         8,792       333,551            --       206,614
1.65%                                                                --       351,185     1,369,127            --       858,155
1.70%                                                                --        57,445     6,647,648            --       723,447
1.75%                                                                --       197,620       254,480            --       397,648
1.80%                                                                --            66        65,113            --        11,917
1.85%                                                                --        49,314       435,825            --       211,429
1.90%                                                                --            --     6,318,342            --       109,495
1.95%                                                                --            --            --            --            --
2.00%                                                                --            --        69,831            --            58
2.05%                                                                --            --       786,638            --            58
2.10%                                                                --            --       592,526            --            58
2.15%                                                                --            --            52            --            58
2.20%                                                                --            --        10,609            --            58
-------------------------------------------------------------------------------------------------------------------------------
Total                                                           $14,796    $2,259,963   $46,617,320    $1,836,100   $19,413,669
-------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
371 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                               EG VA         EG VA         EG VA         EG VA         EG VA
                                                               GRO,         HI INC,      INTL EQ,      INTL EQ,       OMEGA,
PRICE LEVEL                                                     CL 2         CL 2          CL 1          CL 2          CL 1
                                                           --------------------------------------------------------------------
1.00%                                                       $   174,034   $   387,804    $  201,869   $   542,239    $  203,278
1.10%                                                         1,692,866     2,059,893     1,072,782     3,485,001     1,519,892
1.15%                                                           592,806     1,393,546            --       857,571            --
1.20%                                                           460,642       321,940            --     1,603,470            --
1.25%                                                                --            --            --            --            --
1.25%                                                           200,248       471,188       159,595       567,817       448,868
1.30%                                                           784,797     1,427,953            --     1,552,438            --
1.35%                                                         1,969,949     3,823,664     1,258,603     4,349,217     2,094,721
1.40%                                                                --            --            --            --            --
1.40%                                                           422,251       982,062            --     1,000,360            --
1.45%                                                           461,710       586,321            --     1,288,223            --
1.50%                                                           939,916     2,043,653            --     1,210,881            --
1.55%                                                           924,520     2,202,438            --     1,188,181            --
1.60%                                                            30,024       217,043            --       260,493            --
1.65%                                                           259,858       663,630            --       629,226            --
1.70%                                                         1,663,665     4,039,351            --     2,256,585            --
1.75%                                                           163,879        94,190            --       437,153            --
1.80%                                                            17,259        44,984            --        39,902            --
1.85%                                                           145,422       211,559            --       114,035            --
1.90%                                                         1,583,075     3,815,371            --     1,875,224            --
1.95%                                                                --            --            --            --            --
2.00%                                                            14,892        42,922            --         6,575            --
2.05%                                                           113,606       388,236            --       166,432            --
2.10%                                                           133,825       331,752            --       154,623            --
2.15%                                                                58            53            --            65            --
2.20%                                                             2,716         5,844            --         1,131            --
-------------------------------------------------------------------------------------------------------------------------------
Total                                                       $12,752,018   $25,555,397    $2,692,849   $23,586,842    $4,266,759
-------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
372 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                               EG VA         EG VA         EG VA         EG VA         EG VA
                                                              OMEGA,     SPECIAL VAL,  SPECIAL VAL, STRATEGIC INC, STRATEGIC INC,
PRICE LEVEL                                                    CL 2          CL 1          CL 2          CL 1          CL 2
                                                           --------------------------------------------------------------------
1.00%                                                       $   694,306   $   720,217   $ 1,105,502    $  445,779   $   639,543
1.10%                                                         3,079,947     4,085,010     3,890,703     2,646,108     2,628,121
1.15%                                                         1,466,515            --        41,325            --     2,020,984
1.20%                                                         1,280,497            --       967,072            --       837,850
1.25%                                                                --            --            --            --            --
1.25%                                                           639,487     1,657,708       771,721       498,742       486,591
1.30%                                                         1,839,397            --     1,284,295            --     2,865,473
1.35%                                                         4,587,995     4,758,776     3,162,243     2,875,917     5,001,846
1.40%                                                                --            --            --            --            --
1.40%                                                           818,285            --     2,130,063            --     3,258,990
1.45%                                                         1,026,135            --       997,138            --       744,356
1.50%                                                         2,122,322            --     1,126,168            --     4,951,809
1.55%                                                         1,882,910            --       976,046            --     2,585,703
1.60%                                                           117,570            --       153,761            --       152,839
1.65%                                                           447,961            --     1,029,438            --     1,544,124
1.70%                                                         3,496,838            --       808,764            --     5,861,209
1.75%                                                           354,535            --       221,401            --       477,581
1.80%                                                            44,318            --        67,160            --        57,462
1.85%                                                           229,462            --       170,361            --       293,660
1.90%                                                         3,609,990            --       482,744            --     5,724,686
1.95%                                                                --            --            --            --            --
2.00%                                                            30,660            --            62            --        65,885
2.05%                                                           242,718            --       197,608            --       601,271
2.10%                                                           315,875            --        29,979            --       473,641
2.15%                                                                53            --            62            --            54
2.20%                                                             5,309            --            62            --        11,956
-------------------------------------------------------------------------------------------------------------------------------
Total                                                       $28,333,085   $11,221,711   $19,613,678    $6,466,546   $41,285,634
-------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
373 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                              FID VIP       FID VIP       FID VIP       FID VIP       FID VIP
                                                               BAL,          BAL,       CONTRAFUND,   CONTRAFUND,    DYN APPR,
PRICE LEVEL                                                   SERV CL      SERV CL 2      SERV CL      SERV CL 2     SERV CL 2
                                                           --------------------------------------------------------------------
1.00%                                                          $     --      $     --   $ 1,311,235  $  2,906,359    $       --
1.10%                                                                --            --     7,775,422    13,362,786            --
1.15%                                                            53,128            --            --     7,507,864            --
1.20%                                                                --            --            --     4,174,926       128,454
1.25%                                                                --            --            --            --            --
1.25%                                                           494,837            --     2,308,578     2,543,859       671,934
1.30%                                                                --            --            --     9,624,014            --
1.35%                                                                --            --     8,090,422    17,680,067            --
1.40%                                                                --            --            --            --            --
1.40%                                                                --        63,911            --     9,327,500       115,327
1.45%                                                                --            --            --     8,576,555       408,973
1.50%                                                                --        80,735            --     8,894,096       191,998
1.55%                                                                --            --            --     5,910,830            --
1.60%                                                                --        15,721            --     5,380,521            62
1.65%                                                                --            --            --    11,401,522           687
1.70%                                                                --       128,894            --    26,197,323       102,003
1.75%                                                                --            --            --    10,810,637            --
1.80%                                                                --            65            --     2,181,160            62
1.85%                                                                --            --            --     2,689,871            --
1.90%                                                                --            --            --    24,445,134            --
1.95%                                                                --            --            --     9,562,465            --
2.00%                                                                --            --            --       676,471            --
2.05%                                                                --            --            --     2,242,400            --
2.10%                                                                --            --            --     3,378,069            --
2.15%                                                                --            --            --     2,606,989            --
2.20%                                                                --            --            --       127,854            --
-------------------------------------------------------------------------------------------------------------------------------
Total                                                          $547,965      $289,326   $19,485,657  $192,209,272    $1,619,500
-------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
374 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                              FID VIP       FID VIP       FID VIP       FID VIP       FID VIP
                                                            GRO & INC,    GRO & INC,       GRO,          GRO,         HI INC,
PRICE LEVEL                                                   SERV CL      SERV CL 2      SERV CL      SERV CL 2      SERV CL
                                                           --------------------------------------------------------------------
1.00%                                                        $       --      $     --      $     --    $  140,869    $  223,691
1.10%                                                                --            --            --     1,222,665     1,150,966
1.15%                                                           195,148            --        93,955           110            --
1.20%                                                                --            --            --       193,555            --
1.25%                                                                --            --            --            --            --
1.25%                                                           377,058            --       131,051       444,168       599,782
1.30%                                                                --            --            --       262,730            --
1.35%                                                                --            --            --       641,248     1,622,212
1.40%                                                                --            --            --            --            --
1.40%                                                         1,620,823       350,356            --       747,868            --
1.45%                                                                --            --            --       382,001            --
1.50%                                                         1,197,962       228,203            --       430,994            --
1.55%                                                                --            --            --       300,005            --
1.60%                                                         3,889,213            68            --        45,810            --
1.65%                                                                --            --            --       226,695            --
1.70%                                                                --       387,653            --       321,774            --
1.75%                                                                --            --            --       124,800            --
1.80%                                                                --            67            --            99            --
1.85%                                                                --            --            --        29,976            --
1.90%                                                                --            --            --           109            --
1.95%                                                                --            --            --           109            --
2.00%                                                                --            --            --           108            --
2.05%                                                                --            --            --         8,681            --
2.10%                                                                --            --            --        13,531            --
2.15%                                                                --            --            --           108            --
2.20%                                                                --            --            --           108            --
-------------------------------------------------------------------------------------------------------------------------------
Total                                                        $7,280,204      $966,347      $225,006    $5,538,121    $3,596,651
-------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
375 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                              FID VIP       FID VIP       FID VIP       FID VIP       FID VIP
                                                              HI INC,     INVEST GR,     MID CAP,      MID CAP,      OVERSEAS,
PRICE LEVEL                                                  SERV CL 2     SERV CL 2      SERV CL      SERV CL 2      SERV CL
                                                             ------------------------------------------------------------------
1.00%                                                        $       --   $        --   $ 1,363,429   $ 1,287,280    $       --
1.10%                                                                --            --     8,167,871     8,444,673            --
1.15%                                                                --     2,494,654       620,915     1,014,665            --
1.20%                                                           188,681            --            --     3,433,770            --
1.25%                                                                --            --            --            --            --
1.25%                                                           364,334            --     4,699,835     5,580,171            --
1.30%                                                                --     1,510,532            --     2,782,271            --
1.35%                                                                --     3,186,241     9,436,850     7,008,740            --
1.40%                                                                --            --            --            --            --
1.40%                                                           262,446            --     4,747,153     4,295,453       516,015
1.45%                                                           366,232     3,184,288            --     4,546,566            --
1.50%                                                           619,446     2,588,829     1,990,093     3,989,323       164,810
1.55%                                                                --       880,920            --     2,747,205            --
1.60%                                                                54            --     7,502,663     1,150,761     1,044,694
1.65%                                                            27,375     1,958,357            --     2,500,804            --
1.70%                                                           152,760     8,466,003            --     5,620,492            --
1.75%                                                                --     6,709,494            --     1,630,649            --
1.80%                                                            14,625       557,645            --       336,274            --
1.85%                                                                --       249,445            --       645,500            --
1.90%                                                                --     8,732,908            --     3,020,599            --
1.95%                                                                --     6,248,683            --     1,469,116            --
2.00%                                                                --       113,898            --        83,896            --
2.05%                                                                --       430,736            --       388,570            --
2.10%                                                                --     1,488,135            --       384,214            --
2.15%                                                                --     1,858,421            --       361,864            --
2.20%                                                                --       117,994            --        21,922            --
-------------------------------------------------------------------------------------------------------------------------------
Total                                                        $1,995,953   $50,777,183   $38,528,809   $62,744,778    $1,725,519
-------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
376 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                              FID VIP     FTVIPT FRANK  FTVIPT FRANK FTVIPT FRANK  FTVIPT FRANK
                                                             OVERSEAS,     INC SEC,      REAL EST,    RISING DIVD,  SM CAP VAL,
PRICE LEVEL                                                   SERV CL 2      CL 2          CL 2          CL 2          CL 2
                                                            -------------------------------------------------------------------
1.00%                                                       $   151,359   $        --   $   229,595      $     --   $   434,853
1.10%                                                           437,969            --       799,506            --     2,262,117
1.15%                                                         1,436,058       422,928        16,324        27,074            83
1.20%                                                           188,821     2,400,822     1,134,166            --       685,854
1.25%                                                                --            --            --            --            --
1.25%                                                           114,334     4,049,184     2,629,900            --     1,461,984
1.30%                                                         1,312,865       932,364       180,634        38,588       787,465
1.35%                                                         2,790,528       692,009       662,672        32,865     1,304,088
1.40%                                                                --            --            --            --            --
1.40%                                                         1,733,918     1,816,723     1,918,836            --     1,307,032
1.45%                                                           994,030     5,444,631     1,512,310        11,489       870,665
1.50%                                                         2,232,311     5,645,414     1,843,809        69,843       915,080
1.55%                                                         1,146,961       157,283       122,751           938       727,590
1.60%                                                         1,675,414        57,202     2,612,163            --        96,843
1.65%                                                         1,546,460       700,496       434,819        13,450       602,400
1.70%                                                         5,184,415     3,545,922     1,239,260        42,162       415,513
1.75%                                                         1,872,865     1,008,065        41,305       149,940       122,394
1.80%                                                           668,636       434,174       110,609           113        32,780
1.85%                                                           789,182       361,557       223,728           113       156,301
1.90%                                                         6,433,690     1,190,392       376,319        58,573            --
1.95%                                                         1,640,765       909,473            --       158,333            --
2.00%                                                           198,914        38,097        73,014           113            --
2.05%                                                           488,707       279,376        39,104        16,231            --
2.10%                                                           947,314        66,131        83,756        33,676            --
2.15%                                                           419,023        78,640         5,432        44,842            --
2.20%                                                             7,438            57           116           112            --
-------------------------------------------------------------------------------------------------------------------------------
Total                                                       $34,411,977   $30,230,940   $16,290,128      $698,455   $12,183,042
-------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
377 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                           FTVIPT FRANK     FTVIPT        FTVIPT        FTVIPT         FTVIPT
                                                            SM MID CAP   MUTUAL SHARES  TEMP DEV MKTS   TEMP FOR      TEMP GLOBAL
PRICE LEVEL                                                  GRO,CL 2      SEC,CL 2      SEC,CL 2      SEC,CL 2       INC,CL 2
                                                           ----------------------------------------------------------------------
1.00%                                                      $    759,397   $ 5,443,524    $   19,285   $ 1,273,316    $        --
1.10%                                                         4,655,052    23,790,558       642,654     6,390,511             --
1.15%                                                           513,463     1,053,550            --       148,531      2,442,852
1.20%                                                         1,766,463     5,644,140            --     1,065,240             --
1.25%                                                                --     3,686,867(1)         --       506,115(3)          --
1.25%                                                         5,208,096     8,512,157(2)    240,336     3,031,576(4)          --
1.30%                                                           397,208     6,911,620            --       915,593      1,687,600
1.35%                                                         4,636,992    23,224,635       756,088     6,117,360      3,345,050
1.40%                                                                --            --            --            --             --
1.40%                                                         1,142,663    18,175,796            --     2,147,886      1,433,001
1.45%                                                         2,234,514     5,562,913            --       957,308      1,386,361
1.50%                                                         1,657,952    14,455,396            --       885,597      2,864,230
1.55%                                                           402,093     6,328,673            --       986,009      1,196,293
1.60%                                                           149,746     3,927,082            --     1,227,569        964,227
1.65%                                                           587,081     8,326,105            --       813,094      1,860,778
1.70%                                                           923,718     4,268,988            --       499,635      8,548,488
1.75%                                                           153,917     1,468,856            --       186,942      3,251,317
1.80%                                                                72            83            --            79        807,921
1.85%                                                            10,446       789,719            --       259,084        911,084
1.90%                                                           127,135       441,769            --            --      8,531,597
1.95%                                                             6,339       403,655            --            --      2,842,294
2.00%                                                                85            60            --            --        268,869
2.05%                                                                85        17,337            --            --        701,442
2.10%                                                                85        36,104            --            --      1,275,699
2.15%                                                            48,163        98,722            --            --        821,230
2.20%                                                                85            60            --            --         42,376
--------------------------------------------------------------------------------------------------------------------------------
Total                                                       $25,380,850  $142,568,369    $1,658,363   $27,411,445    $45,182,709
--------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
378 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                              FTVIPT
                                                             TEMP GRO       GS VIT        GS VIT        GS VIT        GS VIT
PRICE LEVEL                                                  SEC,CL 2       CAP GRO   STRUCTD U.S.EQ    INTL EQ     MID CAP VAL
                                                            -------------------------------------------------------------------
1.00%                                                        $       --    $       --    $        --     $     --   $        --
1.10%                                                                --            --             --           --            --
1.15%                                                           142,888            --             --           --     2,562,321
1.20%                                                                --            --      1,406,343           --     2,551,146
1.25%                                                                --            --             --           --            --
1.25%                                                                --            --      2,519,053           --     3,526,663
1.30%                                                           472,745            --             --           --     1,936,840
1.35%                                                           254,213            --             --           --     3,527,852
1.40%                                                                --            --             --           --            --
1.40%                                                                --       374,403      1,608,607      214,224     2,825,091
1.45%                                                            27,707            --      1,456,724           --     5,244,526
1.50%                                                           304,493        65,498      1,665,231       54,093     5,383,008
1.55%                                                            19,717            --             --           --     1,146,395
1.60%                                                                --       773,962        828,959      547,122     1,733,304
1.65%                                                           184,057            --        156,685           --     2,372,622
1.70%                                                           271,362            --        875,110           --    10,422,575
1.75%                                                           284,600            --             --           --     3,567,300
1.80%                                                               121            --             85           --       771,680
1.85%                                                            10,813            --             --           --       760,746
1.90%                                                            68,362            --             --           --     9,030,421
1.95%                                                           569,788            --             --           --     3,387,275
2.00%                                                               120            --             --           --       232,993
2.05%                                                            49,592            --             --           --       730,259
2.10%                                                             8,623            --             --           --     1,216,734
2.15%                                                            37,193            --             --           --       921,706
2.20%                                                               120            --             --           --        36,825
--------------------------------------------------------------------------------------------------------------------------------
Total                                                        $2,706,514    $1,213,863    $10,516,797     $815,439   $63,888,282
--------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
379 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                                         JANUS ASPEN   JANUS ASPEN   JANUS ASPEN   JANUS ASPEN
                                                           JANUS ASPEN   GLOBAL TECH,   INTL GRO,     LG CAP GRO,  MID CAP GRO,
PRICE LEVEL                                                 BAL, INST        SERV          SERV         SERV           SERV
                                                           --------------------------------------------------------------------
1.00%                                                        $       --      $     --    $       --    $       --    $       --
1.10%                                                                --            --            --            --            --
1.15%                                                                --        34,094            --        94,883       186,039
1.20%                                                                --            --            --            --            --
1.25%                                                                --            --            --            --            --
1.25%                                                                --        44,473            --       327,800       143,580
1.30%                                                                --            --            --            --            --
1.35%                                                                --            --            --            --            --
1.40%                                                                --            --            --            --            --
1.40%                                                         9,365,914       325,271       923,884     1,060,683       666,972
1.45%                                                                --            --            --            --            --
1.50%                                                                --        48,134       346,656       681,079       155,784
1.55%                                                                --            --            --            --            --
1.60%                                                                --       366,468     2,311,523     2,131,155     1,083,750
1.65%                                                                --            --            --            --            --
1.70%                                                                --            --            --            --            --
1.75%                                                                --            --            --            --            --
1.80%                                                                --            --            --            --            --
1.85%                                                                --            --            --            --            --
1.90%                                                                --            --            --            --            --
1.95%                                                                --            --            --            --            --
2.00%                                                                --            --            --            --            --
2.05%                                                                --            --            --            --            --
2.10%                                                                --            --            --            --            --
2.15%                                                                --            --            --            --            --
2.20%                                                                --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total                                                        $9,365,914      $818,440    $3,582,063    $4,295,600    $2,236,125
-------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
380 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                           JANUS ASPEN       JPM                                         COL
                                                            WORLD GRO,   U.S. LG CAP       LAZARD       LAZARD       ASSET ALLOC
PRICE LEVEL                                                   INST         CORE EQ       RETIRE EQ   RETIRE INTL EQ    VS, CL A
                                                           ----------------------------------------------------------------------
1.00%                                                        $       --    $       --      $     --        $     --      $     --
1.10%                                                                --            --            --              --            --
1.15%                                                                --            --            --              --       185,167
1.20%                                                                --            --            --              --            --
1.25%                                                                --            --            --              --            --
1.25%                                                                --            --            --              --       652,675
1.30%                                                                --            --            --              --            --
1.35%                                                                --            --            --              --            --
1.40%                                                                --            --            --              --            --
1.40%                                                         3,462,494       742,790       106,745         155,179            --
1.45%                                                                --            --            --              --            --
1.50%                                                                --       169,963        58,458          30,596            --
1.55%                                                                --            --            --              --            --
1.60%                                                                --       830,898       295,561         427,101            --
1.65%                                                                --            --            --              --            --
1.70%                                                                --            --            --              --            --
1.75%                                                                --            --            --              --            --
1.80%                                                                --            --            --              --            --
1.85%                                                                --            --            --              --            --
1.90%                                                                --            --            --              --            --
1.95%                                                                --            --            --              --            --
2.00%                                                                --            --            --              --            --
2.05%                                                                --            --            --              --            --
2.10%                                                                --            --            --              --            --
2.15%                                                                --            --            --              --            --
2.20%                                                                --            --            --              --            --
---------------------------------------------------------------------------------------------------------------------------------
Total                                                        $3,462,494    $1,743,651      $460,764        $612,876      $837,842
---------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
381 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                                COL           COL           MFS           MFS          MFS
                                                            FEDERAL SEC    SM CO GRO   INV GRO STOCK,  INV TRUST,   INV TRUST,
PRICE LEVEL                                                  VS, CL A      VS, CL A       SERV CL        INIT CL      SERV CL
                                                           --------------------------------------------------------------------
1.00%                                                        $       --      $     --      $  340,898  $       --      $     --
1.10%                                                                --            --       1,888,147          --            --
1.15%                                                           309,109        70,074          20,637       1,583       146,674
1.20%                                                                --            --          72,040     931,412            --
1.25%                                                                --            --              --          --            --
1.25%                                                         1,509,405       181,173         544,466   1,399,869       449,142
1.30%                                                                --            --          72,118          --            --
1.35%                                                                --            --       1,609,458          --            --
1.40%                                                                --            --              --          --            --
1.40%                                                                --            --         197,195     605,046       203,721
1.45%                                                                --            --          52,074   1,308,475            --
1.50%                                                                --            --          53,597   1,659,290        52,927
1.55%                                                                --            --         276,612          --            --
1.60%                                                                --            --              56          72         8,931
1.65%                                                                --            --          47,052      44,347            --
1.70%                                                                --            --          12,451     408,314        74,513
1.75%                                                                --            --          21,086          --            --
1.80%                                                                --            --           7,226          72            72
1.85%                                                                --            --           3,213          --            --
1.90%                                                                --            --          36,835          --            --
1.95%                                                                --            --          11,268          --            --
2.00%                                                                --            --              55          --            --
2.05%                                                                --            --          14,231          --            --
2.10%                                                                --            --          12,029          --            --
2.15%                                                                --            --              55          --            --
2.20%                                                                --            --              55          --            --
-------------------------------------------------------------------------------------------------------------------------------
Total                                                        $1,818,514      $251,247      $5,292,854  $6,358,480      $935,980
-------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
382 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                MFS               MFS              MFS              MFS              MFS
                                              NEW DIS,          NEW DIS,        RESEARCH,      TOTAL RETURN,    TOTAL RETURN,
PRICE LEVEL                                   INIT CL           SERV CL          INIT CL          INIT CL          SERV CL
                                             ---------------------------------------------------------------------------------
1.00%                                           $       --       $  437,665       $       --         $     --      $ 4,232,214
1.10%                                                   --        1,519,713               --               --       19,812,427
1.15%                                               34,307           34,083               --           70,765          816,533
1.20%                                                   --          134,404               --               --        2,346,443
1.25%                                                   --               --               --               --               --
1.25%                                               41,155          658,719               --          136,019        7,213,381
1.30%                                                   --           66,522               --               --        3,577,707
1.35%                                                   --        1,215,699               --               --       24,187,320
1.40%                                                   --               --               --               --               --
1.40%                                            1,279,316          212,479        1,053,453               --        3,880,766
1.45%                                                   --          116,175               --               --        2,224,981
1.50%                                              133,998           38,475          195,864               --        2,127,246
1.55%                                                   --          114,659               --               --        4,250,680
1.60%                                            1,637,790           14,168        1,763,514               --        1,671,740
1.65%                                                   --          165,627               --               --        4,074,537
1.70%                                                   --          160,024               --               --        1,313,243
1.75%                                                   --           45,539               --               --          918,256
1.80%                                                   --               68               --               --           51,570
1.85%                                                   --           31,067               --               --          557,100
1.90%                                                   --           12,107               --               --           75,217
1.95%                                                   --            5,909               --               --          155,124
2.00%                                                   --               55               --               --               83
2.05%                                                   --           32,937               --               --           21,869
2.10%                                                   --               55               --               --           35,470
2.15%                                                   --               55               --               --               83
2.20%                                                   --               55               --               --               83
------------------------------------------------------------------------------------------------------------------------------
Total                                           $3,126,566       $5,016,259       $3,012,831         $206,784      $83,544,073
------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
383 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                MFS              MFS
                                             UTILITIES,       UTILITIES,         OPCAP            OPCAP            OPCAP
PRICE LEVEL                                   INIT CL           SERV CL           EQ             MANAGED          SM CAP
                                            ----------------------------------------------------------------------------------
1.00%                                          $        --       $  170,231       $       --       $       --       $       --
1.10%                                                   --          841,624               --               --               --
1.15%                                               47,401          190,402               --               --               --
1.20%                                            1,299,266           70,712               --               --               --
1.25%                                                   --               --               --               --               --
1.25%                                            1,735,057          272,088               --               --               --
1.30%                                                   --          126,318               --               --               --
1.35%                                                   --          371,204               --               --               --
1.40%                                                   --               --               --               --               --
1.40%                                            2,504,355          265,479        1,284,889        4,567,546        2,546,215
1.45%                                            2,024,589          108,900               --               --               --
1.50%                                            2,172,036          130,070               --               --               --
1.55%                                                   --          371,587               --               --               --
1.60%                                            1,825,405          104,095               --               --               --
1.65%                                              273,138          241,670               --               --               --
1.70%                                              723,545          118,872               --               --               --
1.75%                                                   --           46,939               --               --               --
1.80%                                                   91               90               --               --               --
1.85%                                                   --          177,497               --               --               --
1.90%                                                   --            1,619               --               --               --
1.95%                                                   --              108               --               --               --
2.00%                                                   --              108               --               --               --
2.05%                                                   --           68,258               --               --               --
2.10%                                                   --              108               --               --               --
2.15%                                                   --              108               --               --               --
2.20%                                                   --              108               --               --               --
------------------------------------------------------------------------------------------------------------------------------
Total                                          $12,604,883       $3,678,195       $1,284,889       $4,567,546       $2,546,215
------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
384 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                                OPPEN           OPPEN             OPPEN           OPPEN
                                               OPPEN         CAP APPR VA,     GLOBAL SEC      GLOBAL SEC VA,      HI INC
PRICE LEVEL                                 CAP APPR VA          SERV             VA               SERV             VA
                                            ---------------------------------------------------------------------------------
1.00%                                          $       --      $   444,044         $     --      $   563,710       $       --
1.10%                                                  --        2,598,591               --        1,561,603               --
1.15%                                                  --        2,228,526               --           23,153               --
1.20%                                                  --          331,275               --          836,699               --
1.25%                                                  --               --               --               --               --
1.25%                                                  --          555,189               --        2,745,252               --
1.30%                                                  --        2,791,891               --          450,931               --
1.35%                                                  --        5,083,981               --        1,466,977               --
1.40%                                                  --               --               --               --               --
1.40%                                           4,464,746          406,504          308,198        1,194,677        2,482,428
1.45%                                                  --        2,798,561               --        1,293,173               --
1.50%                                                  --        2,915,203               --        1,741,386               --
1.55%                                                  --        2,367,491               --          455,518               --
1.60%                                                  --          439,277               --          286,673               --
1.65%                                                  --        2,021,744               --          650,847               --
1.70%                                                  --        8,968,559               --          964,178               --
1.75%                                                  --        4,412,011               --           99,992               --
1.80%                                                  --          274,584               --           91,764               --
1.85%                                                  --          399,762               --           28,879               --
1.90%                                                  --        9,264,454               --          227,854               --
1.95%                                                  --        4,509,294               --              131               --
2.00%                                                  --          162,152               --           11,686               --
2.05%                                                  --          628,636               --            1,002               --
2.10%                                                  --        1,220,390               --           18,372               --
2.15%                                                  --        1,195,520               --              130               --
2.20%                                                  --           52,048               --              130               --
-----------------------------------------------------------------------------------------------------------------------------
Total                                          $4,464,746      $56,069,687         $308,198      $14,714,717       $2,482,428
-----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
385 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                              OPPEN            OPPEN         OPPEN MAIN ST        OPPEN           OPPEN
                                            HI INC VA,        MAIN ST          SM CAP VA,     STRATEGIC BOND  STRATEGIC BOND
PRICE LEVEL                                    SERV              VA              SERV               VA           VA, SERV
                                            ---------------------------------------------------------------------------------
1.00%                                          $  508,439         $     --       $  319,572         $     --      $ 2,075,873
1.10%                                           1,385,242               --        1,854,266               --        4,947,474
1.15%                                                  --               --           23,124               --        3,123,004
1.20%                                             283,451               --          790,258               --        1,191,351
1.25%                                                  --               --               --               --               --
1.25%                                             283,053               --          545,544               --        2,443,490
1.30%                                             270,259               --          622,184               --        4,492,899
1.35%                                             892,256               --        1,442,335               --        7,704,351
1.40%                                                  --               --               --               --               --
1.40%                                             632,153          446,592          611,242          400,097        5,971,826
1.45%                                             306,029               --          531,641               --        4,368,411
1.50%                                              43,559               --          355,739               --        4,692,859
1.55%                                             523,385               --          737,255               --        4,784,539
1.60%                                               4,685               --          175,006               --        2,024,248
1.65%                                             267,693               --          298,453               --        6,631,162
1.70%                                                  --               --          286,281               --       12,014,987
1.75%                                              86,954               --          542,420               --        6,993,680
1.80%                                                  --               --           31,520               --        1,248,185
1.85%                                              61,430               --           72,207               --        1,963,289
1.90%                                                  --               --           74,499               --       12,032,122
1.95%                                                  --               --           14,089               --        5,816,700
2.00%                                                  --               --            2,364               --          472,069
2.05%                                                  --               --            2,633               --          903,202
2.10%                                                  --               --               64               --        2,041,994
2.15%                                                  --               --               64               --        1,681,657
2.20%                                                  --               --               64               --           72,656
-----------------------------------------------------------------------------------------------------------------------------
Total                                          $5,548,588         $446,592       $9,332,824         $400,097      $99,692,028
-----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
386 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                              PUT VT           PUT VT           PUT VT            PUT VT         PUT VT
                                             DIV INC,         DIV INC,        GLOBAL EQ,        GRO & INC,      GRO & INC,
PRICE LEVEL                                   CL IA            CL IB            CL IA             CL IA           CL IB
                                             --------------------------------------------------------------------------------
1.00%                                          $       --       $       --       $       --       $       --      $   439,564
1.10%                                                  --               --               --               --        2,715,876
1.15%                                                  --               --               --               --          334,988
1.20%                                                  --               --               --               --           46,034
1.25%                                                  --               --               --               --               --
1.25%                                                  --               --               --               --        1,773,743
1.30%                                                  --               --               --               --          104,098
1.35%                                                  --               --               --               --        1,874,942
1.40%                                                  --               --               --               --               --
1.40%                                           3,778,422        2,696,396        1,359,093        8,139,094        5,542,815
1.45%                                                  --               --               --               --           44,801
1.50%                                                  --               --               --               --           96,245
1.55%                                                  --               --               --               --          154,968
1.60%                                                  --               --               --               --           39,755
1.65%                                                  --               --               --               --           61,504
1.70%                                                  --               --               --               --           65,521
1.75%                                                  --               --               --               --           20,572
1.80%                                                  --               --               --               --              105
1.85%                                                  --               --               --               --            2,487
1.90%                                                  --               --               --               --               --
1.95%                                                  --               --               --               --               --
2.00%                                                  --               --               --               --               --
2.05%                                                  --               --               --               --               --
2.10%                                                  --               --               --               --               --
2.15%                                                  --               --               --               --               --
2.20%                                                  --               --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------
Total                                          $3,778,422       $2,696,396       $1,359,093       $8,139,094      $13,318,018
-----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
387 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                             PUT VT            PUT VT            PUT VT          PUT VT           PUT VT
                                         HEALTH SCIENCES,     HI YIELD,         HI YIELD,         INC,           INTL EQ,
PRICE LEVEL                                   CL IB            CL IA             CL IB           CL IB            CL IB
                                         ------------------------------------------------------------------------------------
1.00%                                          $   37,807       $       --       $       --         $     --      $   453,222
1.10%                                             541,364               --               --               --        2,600,866
1.15%                                                  57               --               --           19,372          145,284
1.20%                                             153,238               --               --               --        3,529,996
1.25%                                                  --               --               --               --               --
1.25%                                             246,934               --               --           36,270        5,260,206
1.30%                                             115,639               --               --               --          544,656
1.35%                                             175,731               --               --               --        2,563,931
1.40%                                                  --               --               --               --               --
1.40%                                             192,127        1,528,894        1,279,897           50,082        2,650,213
1.45%                                             297,986               --               --               --        3,743,752
1.50%                                             276,653               --               --           26,931        2,293,314
1.55%                                             174,241               --               --               --          836,648
1.60%                                              75,114               --               --            2,684          110,720
1.65%                                             177,060               --               --               --          773,387
1.70%                                             199,452               --               --          122,199        1,292,454
1.75%                                               4,151               --               --               --          134,844
1.80%                                               7,218               --               --               61           18,767
1.85%                                             218,154               --               --               --           85,650
1.90%                                             124,325               --               --               --               64
1.95%                                                  57               --               --               --           11,691
2.00%                                              16,610               --               --               --               64
2.05%                                               8,884               --               --               --            2,593
2.10%                                                  57               --               --               --               64
2.15%                                                  57               --               --               --               64
2.20%                                                  57               --               --               --               64
-----------------------------------------------------------------------------------------------------------------------------
Total                                          $3,042,973       $1,528,894       $1,279,897         $257,599      $27,052,514
-----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
388 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                              PUT VT           PUT VT           PUT VT           PUT VT          PUT VT
                                          INTL GRO & INC,   INTL NEW OPP,      NEW OPP,         RESEARCH,      SM CAP VAL,
PRICE LEVEL                                   CL IB            CL IB            CL IA             CL IB           CL IB
                                          -----------------------------------------------------------------------------------
1.00%                                             $    --       $  198,310       $       --         $  3,112         $     --
1.10%                                                  --          642,027               --          162,186               --
1.15%                                                  --               --               --               --              131
1.20%                                                  --               --               --           47,819               --
1.25%                                                  --               --               --               --               --
1.25%                                                  --          171,252               --               68               --
1.30%                                                  --               --               --               68           31,751
1.35%                                                  --          878,119               --          169,022           12,975
1.40%                                                  --               --               --               --               --
1.40%                                              10,374          437,198        4,419,681            4,489           34,394
1.45%                                                  --               --               --            5,381            5,373
1.50%                                                  --               --               --               67           70,214
1.55%                                                  --               --               --            9,846           16,915
1.60%                                                  --               --               --               68              130
1.65%                                                  --               --               --               68            2,002
1.70%                                                  --               --               --               --          110,588
1.75%                                                  --               --               --               67              129
1.80%                                                  --               --               --               --              129
1.85%                                                  --               --               --               68            7,956
1.90%                                                  --               --               --               --           94,332
1.95%                                                  --               --               --               --              129
2.00%                                                  --               --               --               --              129
2.05%                                                  --               --               --               --              129
2.10%                                                  --               --               --               --            1,300
2.15%                                                  --               --               --               --              129
2.20%                                                  --               --               --               --              128
-----------------------------------------------------------------------------------------------------------------------------
Total                                             $10,374       $2,326,906       $4,419,681         $402,329         $388,963
-----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
389 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                 PUT VT            PUT VT          PUT VT
                                                 VISTA,            VOYAGER,        VOYAGER,         RVS VP          RVS VP
PRICE LEVEL                                      CL IB              CL IA          CL IB             BAL           CASH MGMT
                                              -------------------------------------------------------------------------------
1.00%                                         $   199,814         $     --       $       --      $    72,132      $   741,789
1.10%                                           1,380,899               --               --          601,188        2,661,010
1.15%                                             211,421               --               --          126,802          221,374
1.20%                                           1,748,878               --               --               --           57,096
1.25%                                             431,961(5)            --               --               --               --
1.25%                                           2,348,247(6)            --               --          218,416        1,237,435
1.30%                                              43,041               --               --               --          723,228
1.35%                                           1,437,393               --               --          353,763        2,291,227
1.40%                                                  --               --               --               --               --
1.40%                                             907,731          819,802        3,442,521        6,394,121        8,334,041
1.45%                                           2,052,025               --               --               --          106,351
1.50%                                           1,799,733               --               --          970,116        2,418,825
1.55%                                              25,239               --               --               --          563,120
1.60%                                                  80               --               --        1,345,066        5,229,011
1.65%                                             272,682               --               --               --          757,826
1.70%                                             568,543               --               --           61,078        1,117,191
1.75%                                                  76               --               --               --          853,053
1.80%                                                  79               --               --               67           46,910
1.85%                                               2,701               --               --               --           69,204
1.90%                                                  64               --               --               --          838,526
1.95%                                                  64               --               --               --          271,692
2.00%                                                  64               --               --               --           11,878
2.05%                                                  64               --               --               --           61,672
2.10%                                                  64               --               --               --          235,923
2.15%                                                  64               --               --               --           60,992
2.20%                                                  63               --               --               --            4,694
-----------------------------------------------------------------------------------------------------------------------------
Total                                         $13,430,990         $819,802       $3,442,521      $10,142,749      $28,914,068
-----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
390 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                              RVS VP           RVS VP             RVS VP         RVS VP           RVS VP
PRICE LEVEL                                  DIV BOND        DIV EQ INC          EMER MKTS        GRO          HI YIELD BOND
                                          -----------------------------------------------------------------------------------
1.00%                                         $ 1,275,710      $   469,967      $        --         $ 27,023      $        --
1.10%                                           3,693,114        2,458,397               --           53,557               --
1.15%                                             150,362        4,380,745        2,418,865               57          834,448
1.20%                                           1,055,166        1,764,594               --           17,276          394,211
1.25%                                                  --               --               --               --               --
1.25%                                           1,303,990        1,888,147           93,151               58        1,305,840
1.30%                                           1,077,663        4,396,996        1,662,846           16,729          433,765
1.35%                                           3,083,613        5,723,547        3,057,493           23,685          576,855
1.40%                                                  --          777,727(7)            --               --               --
1.40%                                          13,542,446        4,256,700(8)     1,596,452          206,900        4,018,028
1.45%                                           1,361,790        5,672,466        1,818,672               58        1,124,820
1.50%                                           5,565,127        4,645,482        2,510,268           54,180        1,246,485
1.55%                                           1,182,828        1,807,499        1,030,274           38,760          178,619
1.60%                                           1,381,507        3,352,984        1,358,075          364,921        2,715,567
1.65%                                           1,484,166        3,737,509        1,916,590               58        1,752,167
1.70%                                           1,155,080       15,137,070        7,950,589               57        4,734,932
1.75%                                             279,386        5,839,039        3,243,293               58        1,414,325
1.80%                                               1,041          882,707          662,798               57          643,969
1.85%                                             173,150          951,148          718,880               58        1,060,695
1.90%                                             245,185       10,930,402        7,628,531           43,139        3,476,274
1.95%                                              69,714        5,357,425        3,002,543               57        1,159,603
2.00%                                               1,545          278,054          218,385               57          305,780
2.05%                                               5,350        1,023,925          636,153               57          401,713
2.10%                                              31,952        1,466,711        1,078,529               57          750,692
2.15%                                               1,542        1,577,046          826,586               57          371,506
2.20%                                               1,540          106,195           36,880               57           33,037
-----------------------------------------------------------------------------------------------------------------------------
Total                                         $38,122,967      $88,882,482      $43,465,853         $846,973      $28,933,331
-----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
391 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                              RVS VP           RVS VP           RVS VP           RVS VP           RVS VP
PRICE LEVEL                                   INC OPP         INTL OPP        LG CAP EQ        LG CAP VAL       MID CAP GRO
                                          -----------------------------------------------------------------------------------
1.00%                                             $    --       $       --      $        --         $     --       $      801
1.10%                                                  --               --               --               --           64,163
1.15%                                               1,513               66        3,477,861            5,107          279,781
1.20%                                                  --               --          527,106               --               72
1.25%                                                  --               --               --               --               --
1.25%                                                  --               --          802,234               --            1,500
1.30%                                               1,117          432,828        2,709,406           11,261          235,068
1.35%                                               1,116               65        6,571,105           16,914          588,552
1.40%                                                  --               --               --               --               --
1.40%                                                  --        1,922,470        7,517,965               --          541,259
1.45%                                               1,114               65        2,837,093            5,055           34,013
1.50%                                               1,113               65        6,656,163           20,755          460,102
1.55%                                              10,866               65        2,487,511           18,556          251,325
1.60%                                                  --               --        2,783,198               --          386,812
1.65%                                               2,629               65        3,286,749               57          168,132
1.70%                                               9,670           20,279       12,345,210            3,528        1,044,401
1.75%                                               1,109               65        5,397,090               57          111,515
1.80%                                               1,108               65        1,147,190               56          198,867
1.85%                                               1,107               65        1,432,023               56          234,390
1.90%                                               9,572            1,587       15,385,261           26,553        1,252,716
1.95%                                              28,429               65        5,002,547               56               59
2.00%                                               1,104               65          448,360               56           65,030
2.05%                                               1,104               65          994,009            8,729          114,305
2.10%                                               1,103               65        2,360,590               55          165,216
2.15%                                               1,102               64        1,348,128               55            2,216
2.20%                                               1,101               64           22,888               55            1,650
-----------------------------------------------------------------------------------------------------------------------------
Total                                             $75,977       $2,378,138      $85,539,687         $116,961       $6,201,945
-----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
392 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                              RVS VP              RVS VP           RVS VP          RVS VP           RVS VP
PRICE LEVEL                                  NEW DIM              S&P 500        SELECT VAL   SHORT DURATION      SM CAP ADV
                                          -----------------------------------------------------------------------------------
1.00%                                         $   359,796      $   701,816          $    --      $ 1,026,177       $   32,446
1.10%                                           2,327,993        4,582,068               --        5,322,303          487,444
1.15%                                             215,770          338,447               56          343,739           29,104
1.20%                                           1,573,840          298,447               --        1,404,200          257,799
1.25%                                                  --          501,383(9)            --        1,937,103(1)            --
1.25%                                           2,755,278        3,312,358(10)           --        1,943,593(2)       602,798
1.30%                                             573,263        2,082,069               56        1,875,323               --
1.35%                                           2,189,547        4,918,224               55        6,526,971          372,998
1.40%                                                  --               --              --           543,971(7)       110,968(7)
1.40%                                           4,570,491          348,818               56        2,722,256(8)       384,234(8)
1.45%                                           1,599,291          296,256               55        2,303,834          970,991
1.50%                                           1,265,349           12,314               55        3,760,848          855,922
1.55%                                             626,539        1,008,968            8,313        1,528,304               --
1.60%                                           1,169,882          270,596               56          703,585          680,362
1.65%                                             408,827          123,657               55        1,658,935           53,962
1.70%                                             764,671          252,388            8,920        3,486,232          520,015
1.75%                                             127,961          821,888               55          784,251               --
1.80%                                                  64            7,548               55          197,369               76
1.85%                                              82,960           68,515               55          483,290               --
1.90%                                                 103          146,753               55        1,767,923               --
1.95%                                                 103            5,997               56          419,271               --
2.00%                                                 103            9,070               56           57,149               --
2.05%                                                 103           14,423               56          312,700               --
2.10%                                                 103            8,296               56          385,823               --
2.15%                                                 103               57               56           97,265               --
2.20%                                                 103               57               56            6,767               --
-----------------------------------------------------------------------------------------------------------------------------
Total                                         $20,612,243      $20,130,413          $18,233      $41,599,182       $5,359,119
-----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
393 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                               RVS VP           RVS VP           ROYCE           ROYCE           STI CVT
PRICE LEVEL                                 SM CAP VAL      STRATEGY AGGR      MICRO-CAP         SM-CAP          CAP APPR
                                          -----------------------------------------------------------------------------------
1.00%                                         $   103,792       $       --       $       --       $       --       $    5,888
1.10%                                             712,337               --               --               --           13,664
1.15%                                           2,890,265               --               --               --          950,143
1.20%                                             247,158               --               --               --               63
1.25%                                                  --               --               --               --               --
1.25%                                             395,006               --               --               --           21,408
1.30%                                           2,358,611               --               --               --          714,704
1.35%                                           4,806,507               --               --               --        1,174,913
1.40%                                                  --               --               --               --               --
1.40%                                           3,079,979        3,613,798        1,196,713        1,477,666           28,897
1.45%                                           3,317,738               --               --               --            1,117
1.50%                                           3,211,375               --          875,827          464,388          994,464
1.55%                                           1,630,487               --               --               --          429,005
1.60%                                           2,394,616               --        2,421,745        1,798,233            5,271
1.65%                                           3,276,703               --               --               --          128,293
1.70%                                          11,964,821               --               --               --          305,431
1.75%                                           5,320,406               --               --               --           29,066
1.80%                                           1,181,544               --               --               --               --
1.85%                                           1,229,657               --               --               --           32,161
1.90%                                          12,690,200               --               --               --            8,725
1.95%                                           4,946,382               --               --               --               --
2.00%                                             363,306               --               --               --               --
2.05%                                             972,369               --               --               --               --
2.10%                                           1,827,437               --               --               --               --
2.15%                                           1,331,752               --               --               --               --
2.20%                                              50,736               --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------
Total                                         $70,303,184       $3,613,798       $4,494,285       $3,740,287       $4,843,213
-----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
394 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                                               STI CVT          STI CVT
                                              STI CVT          STI CVT          LG CAP           LG CAP           STI CVT
PRICE LEVEL                                   INTL EQ      INVEST GR BOND     RELATIVE VAL       VAL EQ          MID-CAP EQ
                                          -----------------------------------------------------------------------------------
1.00%                                            $  6,544         $ 12,504         $ 62,053         $ 15,509         $ 15,509
1.10%                                              14,300           26,818           48,622            7,439            4,882
1.15%                                                  67            1,048               61               58           27,003
1.20%                                                 549            1,060            3,469            5,630              552
1.25%                                                  --               --               --               --               --
1.25%                                              29,431            6,575           11,102           14,763           29,285
1.30%                                              55,705          100,618          114,306          121,965           27,529
1.35%                                              10,564            6,568           30,724          135,038           35,511
1.40%                                                  --               --               --               --               --
1.40%                                               3,289           54,048           19,437           14,543           22,594
1.45%                                                  81            1,056           87,936            6,603               79
1.50%                                                  81           25,671          118,611           11,805               78
1.55%                                                  65           84,168          120,657          222,121           30,720
1.60%                                                  65           83,702           37,591           42,088               64
1.65%                                              21,983          111,864           18,457           13,350           17,676
1.70%                                                  66            1,038               61               58               67
1.75%                                                  80           12,429            7,483           24,020               78
1.80%                                                  --               --               --               --               --
1.85%                                                  65           15,206               59           31,649            2,822
1.90%                                                  66            1,035               60               57               67
1.95%                                                  --               --               --               --               --
2.00%                                                  --               --               --               --               --
2.05%                                                  --               --               --               --               --
2.10%                                                  --               --               --               --               --
2.15%                                                  --               --               --               --               --
2.20%                                                  --               --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------
Total                                            $143,001         $545,408         $680,689         $666,696         $214,516
-----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
395 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                            STI CVT                   VANK LIT     VANK LIT      VANK UIF
                                            SM CAP                    COMSTOCK,   GRO & INC,   U.S.REAL EST,
PRICE LEVEL                                 VAL EQ    THIRD AVE VAL    CL II         CL II        CL I
                                         -------------------------------------------------------------------
1.00%                                     $   28,384    $       --  $    219,748  $  485,215    $   92,200
1.10%                                         21,574            --     2,816,224   1,547,683       541,943
1.15%                                        740,679            --     8,448,611          --            --
1.20%                                         12,636            --       870,008     490,787       112,516
1.25%                                             --            --            --          --            --
1.25%                                         28,569            --       428,429      89,205         5,365
1.30%                                        533,145            --     6,986,580     235,131       237,171
1.35%                                        881,368            --    13,296,878     667,202       239,172
1.40%                                             --            --            --          --            --
1.40%                                         25,938     1,376,718     5,806,371     646,900       274,967
1.45%                                         14,105            --     6,563,552     247,638       208,331
1.50%                                        970,227       895,200     9,831,152     310,525        71,607
1.55%                                        337,964            --     4,549,426     308,221       102,507
1.60%                                          7,241     3,695,397     4,107,723       4,393        68,698
1.65%                                         62,338            --     6,867,079     295,151       209,040
1.70%                                        332,502            --    28,132,562     364,312        96,398
1.75%                                         34,625            --    11,417,601      28,840        10,428
1.80%                                             --            --     1,994,702      12,395            94
1.85%                                         18,611            --     2,216,864      46,921            82
1.90%                                          5,856            --    27,207,217          --            --
1.95%                                             --            --    10,990,481          --            --
2.00%                                             --            --       677,651          --            --
2.05%                                             --            --     2,155,654          --            --
2.10%                                             --            --     3,674,332          --            --
2.15%                                             --            --     2,941,654          --            --
2.20%                                             --            --       136,055          --            --
------------------------------------------------------------------------------------------------------------
Total                                     $4,055,762    $5,967,315  $162,336,554  $5,780,519    $2,270,519
------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
396 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                            VANK UIF                                                 WF ADV VT
                                          U.S.REAL EST,    WANGER         WANGER      WF ADV VT     C&B LG CAP
PRICE LEVEL                                  CL II       INTL SM CAP    U.S.SM CO    ASSET ALLOC        VAL
                                         ----------------------------------------------------------------------
1.00%                                     $       --     $        --   $        --   $        --     $       --
1.10%                                             --              --            --            --             --
1.15%                                        245,982       1,625,119     1,840,609         4,282             57
1.20%                                             --              --            --     4,554,518        617,119
1.25%                                             --              --            --            --             --
1.25%                                             --              --            --     6,888,340      1,086,282
1.30%                                        231,683       1,164,738     1,272,837            57             56
1.35%                                        355,093       2,254,730     2,424,929            57             56
1.40%                                             --              --            --            --             --
1.40%                                             --         776,089     1,990,034     1,813,229        153,338
1.45%                                        119,263       2,469,345     1,539,846     7,090,704        752,742
1.50%                                        404,336       2,199,722     2,091,224     7,507,020      1,124,905
1.55%                                        161,501         595,337       770,057            57             56
1.60%                                             --         719,916     2,440,928       163,936            100
1.65%                                        130,844       1,622,037     1,726,669     1,019,107        283,876
1.70%                                        699,014       6,005,754     6,727,882     2,734,479        479,032
1.75%                                        363,317       4,288,437     2,835,306            57             56
1.80%                                         59,168         193,987       620,946            52             99
1.85%                                         27,296         183,690       659,156        16,935             56
1.90%                                        973,486       5,605,488     6,583,228            57          5,467
1.95%                                        366,533       4,505,799     2,701,934            --             --
2.00%                                          7,566         131,837       197,859            56          6,739
2.05%                                         89,371         320,990       530,395            56             56
2.10%                                         94,027         924,913       964,328        53,254             56
2.15%                                        128,623       1,207,719       755,179            56             56
2.20%                                          4,932          45,727        35,625            56             56
---------------------------------------------------------------------------------------------------------------
Total                                     $4,462,035     $36,841,374   $38,708,971   $31,846,365     $4,510,260
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
397 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                           WF ADV VT     WF ADV VT      WF ADV VT    WF ADV VT     WF ADV VT
PRICE LEVEL                                  EQ INC      INTL CORE     LG CO CORE    LG CO GRO     MONEY MKT
                                         ---------------------------------------------------------------------
1.00%                                     $        --    $       --    $       --   $        --   $        --
1.10%                                              --            --            --            --            --
1.15%                                         241,189            62            52       774,446         6,568
1.20%                                       1,896,798       267,417       395,367     4,811,260     1,337,243
1.25%                                              --            --            --            --            --
1.25%                                       3,597,260       799,562       414,686     7,303,151     1,324,669
1.30%                                         125,391            61            52       370,362        19,683
1.35%                                          79,701            61            52       354,847         6,511
1.40%                                              --            --            --            --            --
1.40%                                       2,592,175       171,935       190,799     5,274,187       788,015
1.45%                                       2,789,879       653,994       260,144     6,940,905     2,556,897
1.50%                                       3,812,926       584,629       668,557     6,775,724     2,659,782
1.55%                                          30,849            61            52        99,778         4,552
1.60%                                       2,050,525            60            64     3,203,549        47,315
1.65%                                         793,548        69,787        98,792     2,749,195       327,448
1.70%                                       2,626,488       348,954        87,501     6,832,080     1,024,243
1.75%                                         311,058            61            52       362,332         4,288
1.80%                                         668,887         6,539        15,755     1,028,023        30,388
1.85%                                         771,091        24,609        11,040     1,179,228        55,981
1.90%                                       1,769,474         1,067            52     3,620,188        55,199
1.95%                                              --            --            --            --            --
2.00%                                         164,629            60            51       208,328         5,079
2.05%                                         237,116            60            51       495,702        63,838
2.10%                                         300,231            60            51       558,617       939,130
2.15%                                           3,332            60            51         9,559         2,986
2.20%                                              56            60            51            54           995
-------------------------------------------------------------------------------------------------------------
Total                                     $24,862,603    $2,929,159    $2,143,272   $52,951,515   $11,260,810
-------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
398 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                              WF ADV VT
                                                 WF ADV VT   TOTAL RETURN
PRICE LEVEL                                     SM CAP GRO       BOND
                                               --------------------------
1.00%                                           $       --    $        --
1.10%                                                   --             --
1.15%                                                   57        450,541
1.20%                                              806,744      1,270,057
1.25%                                                   --             --
1.25%                                            1,221,348      2,552,576
1.30%                                                   57        315,043
1.35%                                                   57        259,226
1.40%                                                   --             --
1.40%                                              568,432      2,897,581
1.45%                                            1,434,802      1,443,032
1.50%                                            1,195,351      2,077,347
1.55%                                                   57         82,770
1.60%                                                   59      1,495,058
1.65%                                              153,824      1,826,575
1.70%                                              538,525      4,611,387
1.75%                                                   57        342,485
1.80%                                                8,753        684,088
1.85%                                                   57      1,500,453
1.90%                                                  962      2,709,338
1.95%                                                   --             --
2.00%                                                   57        462,193
2.05%                                                   57        450,535
2.10%                                                   56        724,087
2.15%                                                   56         27,677
2.20%                                                   56          1,524
-------------------------------------------------------------------------
Total                                           $5,929,424    $26,183,573
-------------------------------------------------------------------------



(1)  Applicable to Wells Builder product only.
(2)  Applicable to all products except Wells Builder.
(3)  Applicable to Galaxy and Pinnacle products only.
(4)  Applicable to all products except Galaxy and Pinnacle.
(5) Applicable to Innovations, Innovations Classic and New Solutions products only.
(6) Applicable to all products except Innovations, Innovations Classic and New Solutions.
(7)  Applicable to Signature product only.
(8)  Applicable to all products except Signature.
(9)  Applicable to Galaxy product only.
(10) Applicable to all products except Galaxy.


--------------------------------------------------------------------------------
399 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

9. FINANCIAL HIGHLIGHTS

The following is a summary for each period in the five year period ended Dec. 31, 2005 of units, net assets and investment income ratios in addition to the accumulation unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense. Some of these subaccounts only offer one price level.



                            AT DEC. 31                                         FOR THE YEAR ENDED DEC. 31
              -------------------------------------------  ------------------------------------------------------------------
              UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT         EXPENSE RATIO             TOTAL RETURN
              (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)   LOWEST TO HIGHEST(2)      LOWEST TO HIGHEST(3)
              ---------------------------------------------------------------------------------------------------------------
AIM VI BASIC VAL, SER II
2005          37,535     $1.15  to      $1.10     $46,062               --     1.00%  to     2.20%     4.39%      to     3.15%
2004          27,186     $1.10  to      $1.07     $32,095               --     1.00%  to     2.20%     9.74%      to     7.40%(15)
2003           9,589     $1.00  to      $1.35     $10,212               --     1.00%  to     1.85%    31.58%      to    35.00%(10)
2002           1,552     $0.76  to      $0.95     $ 1,199             0.01%    1.00%  to     1.70%   (24.00%)(7)  to    (5.00%)(8)
2001              --        --             --          --               --       --            --        --                --

AIM VI CAP APPR, SER I
2005          23,769     $0.75  to      $1.47     $17,217             0.06%    1.00%  to     1.80%     7.76%      to     6.90%
2004          28,316     $0.70  to      $1.38     $19,204               --     1.00%  to     1.80%     5.56%      to     4.72%
2003          30,258     $0.66  to      $1.32     $19,437               --     1.00%  to     1.80%    26.92%      to    32.00%(11)
2002          30,650     $0.52  to      $0.42     $15,455               --     1.00%  to     1.70%   (24.64%)     to   (26.32%)
2001          37,541     $0.69  to      $0.57     $25,150               --     1.00%  to     1.70%   (24.18%)     to   (24.00%)

AIM VI CAP APPR, SER II
2005           1,302     $1.40  to      $1.13     $ 1,564               --     1.00%  to     2.20%     7.50%      to     6.22%
2004           1,207     $1.30  to      $1.06     $ 1,366               --     1.00%  to     2.20%     5.28%      to     7.26%(15)
2003             617     $1.24  to      $1.30     $   678               --     1.00%  to     1.85%    27.84%      to    30.00%(10)
2002              46     $0.97  to      $0.79     $    44               --     1.00%  to     1.50%    (3.00%)(9)  to   (21.00%)(5)
2001              --        --             --          --               --       --            --        --                --

AIM VI CAP DEV, SER I
2005           1,702     $1.57  to      $1.11     $ 2,075               --     1.40%  to     1.60%     8.09%      to     7.87%
2004           2,146     $1.45  to      $1.03     $ 2,467               --     1.40%  to     1.60%    13.89%      to    13.67%
2003           2,562     $1.28  to      $0.90     $ 2,554               --     1.40%  to     1.60%    33.33%      to    32.35%
2002           2,259     $0.96  to      $0.68     $ 1,706               --     1.40%  to     1.60%   (21.95%)     to   (22.73%)
2001           4,522     $1.23  to      $0.88     $ 4,180               --     1.40%  to     1.60%    (9.56%)     to    (9.28%)

AIM VI CAP DEV, SER II
2005           1,943     $1.24  to      $1.18     $ 2,651               --     1.00%  to     2.20%     8.18%      to     6.90%
2004           1,814     $1.15  to      $1.10     $ 2,290               --     1.00%  to     2.20%    14.12%      to    10.78%(15)
2003             947     $1.00  to      $1.35     $ 1,020               --     1.00%  to     1.85%    33.33%      to    35.00%(10)
2002              76     $0.75  to      $0.75     $    57               --     1.00%  to     1.35%   (25.00%)(7)  to   (25.00%)(7)
2001              --        --             --          --               --       --            --        --                --

AIM VI CORE EQ, SER I
2005           3,274     $1.26  to      $1.26     $ 4,117             1.38%    1.40%  to     1.40%     3.85%      to     3.85%
2004           4,188     $1.21  to      $1.21     $ 5,070             0.93%    1.40%  to     1.40%     7.45%      to     7.45%
2003           4,903     $1.13  to      $1.13     $ 5,524             1.00%    1.40%  to     1.40%    22.83%      to    22.83%
2002           5,619     $0.92  to      $0.92     $ 5,160             0.30%    1.40%  to     1.40%   (16.36%)     to   (16.36%)
2001           6,927     $1.10  to      $1.10     $ 7,642             0.04%    1.40%  to     1.40%   (24.14%)     to   (24.14%)

AIM VI DEMO TRENDS, SER I
2005           1,671     $0.60  to      $0.59     $   991               --     1.00%  to     1.35%     5.15%      to     4.78%
2004           2,111     $0.57  to      $0.56     $ 1,193               --     1.00%  to     1.35%     7.18%      to     6.80%
2003           2,419     $0.53  to      $0.53     $ 1,278               --     1.00%  to     1.35%    35.90%      to    35.90%
2002           2,603     $0.39  to      $0.39     $ 1,014               --     1.00%  to     1.35%   (32.76%)     to   (32.76%)
2001           2,244     $0.58  to      $0.58     $ 1,305               --     1.00%  to     1.35%   (33.33%)     to   (32.56%)


--------------------------------------------------------------------------------
400 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                            AT DEC. 31                                         FOR THE YEAR ENDED DEC. 31
              -------------------------------------------  ------------------------------------------------------------------
              UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT         EXPENSE RATIO             TOTAL RETURN
              (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)   LOWEST TO HIGHEST(2)      LOWEST TO HIGHEST(3)
              ---------------------------------------------------------------------------------------------------------------
AIM VI INTL GRO, SER I
2005           1,766     $1.46  to      $1.46     $ 2,579             0.63%    1.40%  to     1.40%    16.29%      to    16.29%
2004           2,223     $1.26  to      $1.26     $ 2,791             0.61%    1.40%  to     1.40%    22.28%      to    22.28%
2003           2,748     $1.03  to      $1.03     $ 2,823             0.56%    1.40%  to     1.40%    27.16%      to    27.16%
2002           2,968     $0.81  to      $0.81     $ 2,395             0.52%    1.40%  to     1.40%   (16.49%)     to   (16.49%)
2001           3,616     $0.97  to      $0.97     $ 3,510             0.30%    1.40%  to     1.40%   (24.81%)     to   (24.81%)

AIM VI MID CAP CORE EQ, SER II
2005           7,246     $1.15  to      $1.13     $ 8,223             0.33%    1.15%  to     2.20%     6.05%      to     4.94%
2004           4,001     $1.08  to      $1.07     $ 4,306             0.07%    1.15%  to     2.20%     8.37%(15)  to     7.61%(15)
2003              --        --             --          --               --       --            --        --                --
2002              --        --             --          --               --       --            --        --                --
2001              --        --             --          --               --       --            --        --                --

AIM VI PREMIER EQ, SER I
2005          44,861     $0.72  to      $1.37     $33,625             0.80%    1.00%  to     1.80%     4.61%      to     3.78%
2004          51,708     $0.69  to      $1.32     $37,302             0.45%    1.00%  to     1.80%     4.72%      to     3.89%
2003          58,295     $0.66  to      $1.27     $40,402             0.30%    1.00%  to     1.80%    24.53%      to    27.00%(11)
2002          63,343     $0.53  to      $0.48     $35,671             0.31%    1.00%  to     1.70%   (31.17%)     to   (30.43%)
2001          71,489     $0.77  to      $0.69     $58,313             0.15%    1.00%  to     1.70%   (13.48%)     to   (14.81%)

AIM VI PREMIER EQ, SER II
2005             326     $1.05  to      $1.34     $   349             0.63%    1.00%  to     1.85%     4.32%      to     3.44%
2004             340     $1.00  to      $1.30     $   349             0.39%    1.00%  to     1.85%     4.44%      to     3.56%
2003             160     $0.96  to      $1.25     $   155             0.38%    1.00%  to     1.85%    23.08%      to    25.00%(10)
2002              36     $0.78  to      $0.74     $    28             1.21%    1.00%  to     1.50%   (22.00%)(7)  to   (26.00%)(5)
2001              --        --             --          --               --       --            --        --                --

AB VPS GLOBAL TECH, CL B
2005          12,278     $0.45  to      $1.47     $ 6,380               --     1.00%  to     1.85%     2.62%      to     1.75%
2004          13,280     $0.44  to      $1.45     $ 6,722               --     1.00%  to     1.85%     4.04%      to     3.16%
2003          13,782     $0.42  to      $1.40     $ 6,355               --     1.00%  to     1.85%    40.00%      to    40.00%(10)
2002          12,027     $0.30  to      $0.29     $ 3,709               --     1.00%  to     1.60%   (41.18%)     to   (43.14%)
2001          15,284     $0.51  to      $0.51     $ 8,282               --     1.00%  to     1.60%   (26.09%)     to   (27.14%)

AB VPS GRO & INC, CL B
2005          28,420     $1.11  to      $1.10     $32,076             1.26%    1.00%  to     2.20%     3.56%      to     2.32%
2004          29,459     $1.07  to      $1.07     $32,021             0.73%    1.00%  to     2.20%    10.11%      to     7.90%(15)
2003          26,622     $0.97  to      $1.32     $26,004             0.82%    1.00%  to     1.85%    31.08%      to    32.00%(10)
2002          24,399     $0.74  to      $0.95     $18,021             0.56%    1.00%  to     1.70%   (23.71%)     to    (5.00%)(9)
2001          11,115     $0.97  to      $0.96     $10,693             0.43%    1.00%  to     1.35%     0.00%      to    (1.03%)

AB VPS INTL VAL, CL B
2005          46,981     $1.38  to      $1.36     $64,366             0.44%    1.15%  to     2.20%    15.19%      to    13.99%
2004          13,750     $1.20  to      $1.19     $16,439             0.13%    1.15%  to     2.20%    20.60%(15)  to    19.75%(15)
2003              --        --             --          --               --       --            --        --                --
2002              --        --             --          --               --       --            --        --                --
2001              --        --             --          --               --       --            --        --                --

AB VPS LG CAP GRO, CL B
2005          20,447     $0.67  to      $1.49     $14,486               --     1.00%  to     1.85%    13.70%      to    12.74%
2004          21,459     $0.59  to      $1.32     $13,351               --     1.00%  to     1.85%     7.27%      to     6.36%
2003          23,219     $0.55  to      $1.24     $13,255               --     1.00%  to     1.85%    22.22%      to    24.00%(10)
2002          23,315     $0.45  to      $0.92     $10,736               --     1.00%  to     1.70%   (30.77%)     to    (8.00%)(9)
2001          24,461     $0.65  to      $0.70     $16,648               --     1.00%  to     1.60%   (18.75%)     to   (18.60%)


--------------------------------------------------------------------------------
401 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                            AT DEC. 31                                         FOR THE YEAR ENDED DEC. 31
             --------------------------------------------  ------------------------------------------------------------------
              UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT         EXPENSE RATIO             TOTAL RETURN
              (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)   LOWEST TO HIGHEST(2)      LOWEST TO HIGHEST(3)
             ----------------------------------------------------------------------------------------------------------------
AB VPS BAL SHARES, CL B
2005           1,327     $1.18  to      $1.08    $  1,577             2.33%    1.00%  to     2.20%     2.58%      to     1.35%
2004           1,189     $1.15  to      $1.06    $  1,386             2.21%    1.00%  to     2.20%     7.71%      to     6.42%(15)
2003             719     $1.07  to      $1.15    $    783             2.21%    1.00%  to     1.85%    17.58%      to    15.00%(10)
2002             122     $0.91  to      $0.91    $    110             0.03%    1.00%  to     1.35%    (9.00%)(7)  to    (9.00%)(7)
2001              --        --             --          --               --       --            --        --                --

AB VPS U.S. GOVT/HI GR, CL B
2005           2,948     $1.29  to      $1.28    $  3,691             2.78%    1.40%  to     1.60%     0.34%      to     0.14%
2004           3,185     $1.28  to      $1.27    $  3,984             2.66%    1.40%  to     1.60%     2.08%      to     1.88%
2003           3,278     $1.25  to      $1.25    $  4,023             2.88%    1.40%  to     1.60%     1.63%      to     1.63%
2002           3,980     $1.23  to      $1.23    $  4,774             2.67%    1.40%  to     1.60%     6.03%      to     6.03%
2001           3,259     $1.16  to      $1.16    $  3,703             4.09%    1.40%  to     1.60%     6.42%      to     6.42%

AC VP INC & GRO, CL I
2005           1,390     $1.35  to      $1.35    $  1,878             1.96%    1.40%  to     1.40%     3.18%      to     3.18%
2004           1,530     $1.31  to      $1.31    $  2,004             1.46%    1.40%  to     1.40%    11.42%      to    11.42%
2003           1,720     $1.18  to      $1.18    $  2,021             1.34%    1.40%  to     1.40%    28.26%      to    28.26%
2002           1,915     $0.92  to      $0.92    $  1,766             1.10%    1.40%  to     1.40%   (20.69%)     to   (20.69%)
2001           2,134     $1.16  to      $1.16    $  2,475             0.92%    1.40%  to     1.40%    (9.38%)     to    (9.38%)

AC VP INFLATION PROT, CL II
2005         108,753     $1.06  to      $1.04    $114,219             4.73%    1.15%  to     2.20%     0.40%      to    (0.64%)
2004          31,470     $1.06  to      $1.05    $ 33,097             3.31%    1.15%  to     2.20%     5.23%(15)  to     4.50%(15)
2003              --        --             --          --               --       --            --        --                --
2002              --        --             --          --               --       --            --        --                --
2001              --        --             --          --               --       --            --        --                --

AC VP INTL, CL II
2005              20     $1.25  to      $1.23    $     26             1.00%    1.15%  to     2.20%    11.81%      to    10.66%
2004              20     $1.12  to      $1.11    $     23               --     1.15%  to     2.20%    12.93%(15)  to    12.13%(15)
2003              --        --             --          --               --       --            --        --                --
2002              --        --             --          --               --       --            --        --                --
2001              --        --             --          --               --       --            --        --                --

AC VP ULTRA, CL II
2005          39,413     $1.07  to      $1.06    $ 41,956               --     1.15%  to     2.20%     0.81%      to    (0.24%)
2004          10,637     $1.07  to      $1.06    $ 11,294               --     1.15%  to     2.20%     7.63%(15)  to     6.87%(15)
2003              --        --             --          --               --       --            --        --                --
2002              --        --             --          --               --       --            --        --                --
2001              --        --             --          --               --       --            --        --                --

AC VP VAL, CL I
2005           1,092     $1.82  to      $1.82    $  1,989             0.87%    1.40%  to     1.40%     3.58%      to     3.58%
2004           1,163     $1.76  to      $1.76    $  2,044             1.03%    1.40%  to     1.40%    12.74%      to    12.74%
2003           1,280     $1.56  to      $1.56    $  1,997             1.13%    1.40%  to     1.40%    26.83%      to    26.83%
2002           1,440     $1.23  to      $1.23    $  1,768             0.93%    1.40%  to     1.40%   (13.38%)     to   (13.38%)
2001           1,719     $1.42  to      $1.42    $  2,449             1.18%    1.40%  to     1.40%    10.94%      to    10.94%

AC VP VAL, CL II
2005             242     $1.13  to      $1.11    $    273             0.71%    1.15%  to     2.20%     3.66%      to     2.57%
2004             135     $1.09  to      $1.09    $    147               --     1.15%  to     2.20%     9.65%(15)  to     8.88%(15)
2003              --        --             --          --               --       --            --        --                --
2002              --        --             --          --               --       --            --        --                --
2001              --        --             --          --               --       --            --        --                --


--------------------------------------------------------------------------------
402 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                            AT DEC. 31                                         FOR THE YEAR ENDED DEC. 31
             --------------------------------------------  ------------------------------------------------------------------
              UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT         EXPENSE RATIO             TOTAL RETURN
              (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)   LOWEST TO HIGHEST(2)      LOWEST TO HIGHEST(3)
             ----------------------------------------------------------------------------------------------------------------
BARON CAP ASSET, INS
2005           1,840     $1.73  to      $1.44     $ 2,780               --     1.40%  to     1.60%     1.93%      to     1.73%
2004           2,038     $1.70  to      $1.42     $ 3,022               --     1.40%  to     1.60%    23.89%      to    23.64%
2003           2,271     $1.37  to      $1.15     $ 2,718               --     1.40%  to     1.60%    28.04%      to    29.21%
2002           1,189     $1.07  to      $0.89     $ 1,155               --     1.40%  to     1.60%   (15.75%)     to   (16.04%)
2001           1,761     $1.27  to      $1.06     $ 1,994               --     1.40%  to     1.60%    11.40%      to    10.42%

COL SM CAP VAL, VS CL B
2005             103     $1.22  to      $1.20     $   126               --     1.15%  to     2.20%     4.27%      to     3.18%
2004              91     $1.17  to      $1.16     $   108             0.86%    1.15%  to     2.20%    18.17%(15)  to    17.35%(15)
2003              --        --             --          --               --       --            --        --                --
2002              --        --             --          --               --       --            --        --                --
2001              --        --             --          --               --       --            --        --                --

COL HI YIELD, VS CL A
2005             504     $1.29  to      $1.29     $   649               --     1.15%  to     1.25%     1.34%      to     1.25%
2004             628     $1.28  to      $1.27     $   798             5.58%    1.15%  to     1.25%     5.84%      to     5.74%
2003             514     $1.21  to      $1.20     $   618             6.50%    1.15%  to     1.25%    12.04%      to    11.11%
2002             507     $1.08  to      $1.08     $   549             6.30%    1.15%  to     1.25%     0.93%      to     0.93%
2001             343     $1.07  to      $1.07     $   366             6.36%    1.15%  to     1.25%     4.90%      to     4.90%

COL HI YIELD, VS CL B
2005          23,308     $1.06  to      $1.04     $24,458               --     1.15%  to     2.20%     1.23%      to     0.19%
2004           8,504     $1.05  to      $1.04     $ 8,867            11.16%    1.15%  to     2.20%     4.85%(15)  to     4.12%(15)
2003              --        --             --          --               --       --            --        --                --
2002              --        --             --          --               --       --            --        --                --
2001              --        --             --          --               --       --            --        --                --

COL LG CAP GRO, VS CL A
2005           1,120     $1.04  to      $1.04     $ 1,163             0.71%    1.15%  to     1.25%     3.91%(17)  to     3.82%(17)
2004              --        --             --          --               --       --            --        --                --
2003              --        --             --          --               --       --            --        --                --
2002              --        --             --          --               --       --            --        --                --
2001              --        --             --          --               --       --            --        --                --

CS MID-CAP GRO
2005             424     $1.22  to      $0.79     $   358               --     1.40%  to     1.60%     5.49%      to     5.28%
2004             455     $1.16  to      $0.75     $   366               --     1.40%  to     1.60%    11.55%      to    11.32%
2003             664     $1.04  to      $0.67     $   485               --     1.40%  to     1.60%    42.47%      to    39.58%
2002             411     $0.73  to      $0.48     $   216               --     1.40%  to     1.60%   (30.48%)     to   (30.43%)
2001             986     $1.05  to      $0.69     $   723               --     1.40%  to     1.60%   (17.97%)     to   (16.87%)

DREY IP MIDCAP STOCK, SERV
2005             101     $1.22  to      $1.20     $   124               --     1.15%  to     2.20%     7.69%      to     6.57%
2004              43     $1.13  to      $1.13     $    50             0.56%    1.15%  to     2.20%    14.36%(15)  to    13.56%(15)
2003              --        --             --          --               --       --            --        --                --
2002              --        --             --          --               --       --            --        --                --
2001              --        --             --          --               --       --            --        --                --

DREY IP TECH GRO, SERV
2005          16,181     $1.06  to      $1.04     $16,948               --     1.15%  to     2.20%     2.30%      to     1.23%
2004           4,725     $1.03  to      $1.03     $ 4,863               --     1.15%  to     2.20%     6.13%(15)  to     5.38%(15)
2003              --        --             --          --               --       --            --        --                --
2002              --        --             --          --               --       --            --        --                --
2001              --        --             --          --               --       --            --        --                --


--------------------------------------------------------------------------------
403 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                            AT DEC. 31                                         FOR THE YEAR ENDED DEC. 31
             --------------------------------------------  ------------------------------------------------------------------
              UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT         EXPENSE RATIO             TOTAL RETURN
              (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)   LOWEST TO HIGHEST(2)      LOWEST TO HIGHEST(3)
             ----------------------------------------------------------------------------------------------------------------
DREY SOC RESP GRO, INIT
2005           3,272     $0.65  to      $1.36     $ 2,150               --     1.20%  to     1.80%     2.38%      to     1.77%
2004           3,768     $0.63  to      $1.34     $ 2,420             0.40%    1.20%  to     1.80%     4.94%      to     4.32%
2003           3,778     $0.60  to      $1.28     $ 2,314             0.12%    1.20%  to     1.80%    25.00%      to    28.00%(11)
2002           3,798     $0.48  to      $0.48     $ 1,872             0.18%    1.20%  to     1.70%   (30.43%)     to   (29.41%)
2001           5,445     $0.69  to      $0.68     $ 3,804             0.07%    1.20%  to     1.70%   (23.33%)     to   (24.44%)

DREY VIF APPR, SERV
2005             693     $1.06  to      $1.04     $   730               --     1.15%  to     2.20%     2.93%      to     1.86%
2004             523     $1.03  to      $1.02     $   538             4.40%    1.15%  to     2.20%     3.15%(15)  to     2.43%(15)
2003              --        --             --          --               --       --            --        --                --
2002              --        --             --          --               --       --            --        --                --
2001              --        --             --          --               --       --            --        --                --

DREY VIF DISC STOCK, INIT
2005             298     $0.90  to      $0.90     $   269               --     1.40%  to     1.40%     4.79%      to     4.79%
2004             428     $0.86  to      $0.86     $   368             1.33%    1.40%  to     1.40%     6.37%      to     6.37%
2003             588     $0.81  to      $0.81     $   476             0.83%    1.40%  to     1.40%    22.73%      to    22.73%
2002             666     $0.66  to      $0.66     $   443             0.66%    1.40%  to     1.40%   (24.14%)     to   (24.14%)
2001             725     $0.87  to      $0.87     $   632             0.38%    1.40%  to     1.40%   (14.71%)     to   (14.71%)

DREY VIF INTL VAL, SERV
2005             207     $1.26  to      $1.24     $   259               --     1.15%  to     2.20%    10.41%      to     9.27%
2004              66     $1.14  to      $1.14     $    78             4.11%    1.15%  to     2.20%    15.27%(15)  to    14.47%(15)
2003              --        --             --          --               --       --            --        --                --
2002              --        --             --          --               --       --            --        --                --
2001              --        --             --          --               --       --            --        --                --

DREY VIF SM CO STOCK, INIT
2005              10     $1.54  to      $1.54     $    15               --     1.40%  to     1.40%    (0.49%)     to    (0.49%)
2004              17     $1.55  to      $1.55     $    27               --     1.40%  to     1.40%    16.87%      to    16.87%
2003              18     $1.32  to      $1.32     $    23             0.12%    1.40%  to     1.40%    40.43%      to    40.43%
2002              20     $0.94  to      $0.94     $    19             0.23%    1.40%  to     1.40%   (21.01%)     to   (21.01%)
2001              20     $1.19  to      $1.19     $    24             0.07%    1.40%  to     1.40%    (2.46%)     to    (2.46%)

EG VA BAL, CL 2
2005           1,848     $1.25  to      $1.23     $ 2,260             2.07%    1.00%  to     1.85%     3.99%      to     3.11%
2004           1,886     $1.20  to      $1.20     $ 2,231             0.79%    1.00%  to     1.85%     4.98%      to     4.09%
2003           1,088     $1.14  to      $1.15     $ 1,241             4.85%    1.00%  to     1.85%    14.00%      to    15.00%(10)
2002             181     $1.00  to      $1.00     $   181             9.04%    1.00%  to     1.70%     0.00%(8)   to     0.00%(8)
2001              --        --             --          --               --       --            --        --                --

EG VA CORE BOND, CL 2
2005          43,577     $1.11  to      $1.02     $46,617             3.99%    1.00%  to     2.20%     1.16%      to    (0.04%)
2004          26,478     $1.10  to      $1.02     $28,300             4.12%    1.00%  to     2.20%     2.73%      to     2.25%(15)
2003          12,589     $1.07  to      $1.02     $13,246             6.99%    1.00%  to     1.85%     2.88%      to     2.00%(10)
2002           2,566     $1.04  to      $1.04     $ 2,664             6.66%    1.00%  to     1.80%     4.00%(8)   to     4.00%(8)
2001              --        --             --          --               --       --            --        --                --

EG VA FUNDAMENTAL LG CAP, CL 1
2005           1,625     $1.14  to      $1.12     $ 1,836             1.07%    1.00%  to     1.35%     7.93%      to     7.55%
2004           1,043     $1.06  to      $1.04     $ 1,095             1.26%    1.00%  to     1.35%     8.12%      to     7.75%
2003             885     $0.98  to      $0.97     $   860             0.67%    1.00%  to     1.35%    28.95%      to    29.33%
2002             953     $0.76  to      $0.75     $   720             1.37%    1.00%  to     1.35%   (16.48%)     to   (16.67%)
2001             534     $0.91  to      $0.90     $   483             0.78%    1.00%  to     1.35%   (12.50%)     to   (13.46%)


--------------------------------------------------------------------------------
404 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                            AT DEC. 31                                         FOR THE YEAR ENDED DEC. 31
             --------------------------------------------  ------------------------------------------------------------------
              UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT         EXPENSE RATIO             TOTAL RETURN
              (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)   LOWEST TO HIGHEST(2)      LOWEST TO HIGHEST(3)
             ----------------------------------------------------------------------------------------------------------------
EG VA FUNDAMENTAL LG CAP, CL 2
2005          13,899     $1.43  to      $1.15     $19,414             0.80%    1.00%  to     2.20%     7.67%      to     6.38%
2004           8,484     $1.33  to      $1.09     $11,050             1.12%    1.00%  to     2.20%     7.85%      to     9.27%(15)
2003           4,853     $1.23  to      $1.31     $ 5,997             4.44%    1.00%  to     1.85%    28.13%      to    31.00%(10)
2002              67     $0.96  to      $0.96     $    64             7.03%    1.00%  to     1.70%    (4.00%)(9)  to    (4.00%)(9)
2001              --        --             --          --               --       --            --        --                --

EG VA GRO, CL 2
2005           8,790     $1.60  to      $1.16     $12,752               --     1.00%  to     2.20%     5.22%      to     3.96%
2004           3,183     $1.52  to      $1.12     $ 4,588               --     1.00%  to     2.20%    12.45%      to    13.32%(15)
2003           1,927     $1.35  to      $1.39     $ 2,575               --     1.00%  to     1.85%    36.36%      to    39.00%(10)
2002             283     $0.99  to      $0.98     $   279               --     1.00%  to     1.80%    (1.00%)(8)  to    (2.00%)(8)
2001              --        --             --          --               --       --            --        --                --

EG VA HI INC, CL 2
2005          21,254     $1.30  to      $1.04     $25,555             7.13%    1.00%  to     2.20%     0.24%      to    (0.95%)
2004          12,567     $1.30  to      $1.05     $15,565             6.94%    1.00%  to     2.20%     7.31%      to     4.79%(15)
2003           6,426     $1.21  to      $1.15     $ 7,616            20.99%    1.00%  to     1.85%    16.35%      to    15.00%(10)
2002             938     $1.04  to      $1.03     $   971            14.97%    1.00%  to     1.80%     4.00%(8)   to     3.00%(8)
2001              --        --             --          --               --       --            --        --                --

EG VA INTL EQ, CL 1
2005           1,909     $1.42  to      $1.41     $ 2,693             2.59%    1.00%  to     1.35%    14.85%      to    14.44%
2004           1,655     $1.23  to      $1.23     $ 2,036             1.39%    1.00%  to     1.35%    18.02%      to    17.61%
2003           1,364     $1.05  to      $1.05     $ 1,426            14.39%    1.00%  to     1.35%     5.00%(14)  to     5.00%(14)
2002              --        --             --          --               --       --            --        --                --
2001              --        --             --          --               --       --            --        --                --

EG VA INTL EQ, CL 2
2005          15,120     $1.63  to      $1.29     $23,587             2.60%    1.00%  to     2.20%    14.53%      to    13.17%
2004          10,747     $1.42  to      $1.14     $15,027             1.19%    1.00%  to     2.20%    17.66%      to    14.84%(15)
2003           6,397     $1.21  to      $1.34     $ 7,762             2.96%    1.00%  to     1.85%    30.11%      to    34.00%(10)
2002             507     $0.93  to      $0.93     $   472             6.80%    1.00%  to     1.80%    (7.00%)(8)  to    (7.00%)(8)
2001              --        --             --          --               --       --            --        --                --

EG VA OMEGA, CL 1
2005           5,603     $0.77  to      $0.76     $ 4,267             0.20%    1.00%  to     1.35%     2.82%      to     2.46%
2004           6,723     $0.75  to      $0.74     $ 4,991               --     1.00%  to     1.35%     6.15%      to     5.78%
2003           7,047     $0.71  to      $0.70     $ 4,942               --     1.00%  to     1.35%    39.22%      to    37.25%
2002           7,159     $0.51  to      $0.51     $ 3,629               --     1.00%  to     1.35%   (26.09%)     to   (26.09%)
2001           6,335     $0.69  to      $0.69     $ 4,358               --     1.00%  to     1.35%   (15.85%)     to   (15.85%)

EG VA OMEGA, CL 2
2005          21,581     $1.45  to      $1.06     $28,333             0.02%    1.00%  to     2.20%     2.54%      to     1.32%
2004          13,574     $1.41  to      $1.04     $17,905               --     1.00%  to     2.20%     5.91%      to     5.76%(15)
2003           5,679     $1.33  to      $1.40     $ 7,544               --     1.00%  to     1.85%    38.54%      to    40.00%(10)
2002             861     $0.96  to      $0.96     $   830               --     1.00%  to     1.80%    (4.00%)(8)  to    (4.00%)(8)
2001              --        --             --          --               --       --            --        --                --

EG VA SPECIAL VAL, CL 1
2005           5,716     $1.99  to      $1.95     $11,222             1.02%    1.00%  to     1.35%     9.66%      to     9.28%
2004           5,818     $1.81  to      $1.78     $10,440             1.04%    1.00%  to     1.35%    19.18%      to    18.76%
2003           5,552     $1.52  to      $1.50     $ 8,379             0.12%    1.00%  to     1.35%    27.73%      to    27.12%
2002           5,243     $1.19  to      $1.18     $ 6,184             0.17%    1.00%  to     1.35%   (13.14%)     to   (13.24%)
2001           2,232     $1.37  to      $1.36     $ 3,044             0.47%    1.00%  to     1.35%    17.09%      to    16.24%


--------------------------------------------------------------------------------
405 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                     AT DEC. 31                                   FOR THE YEAR ENDED DEC. 31
                   -------------------------------------------  -------------------------------------------------------------
                    UNITS  ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT       EXPENSE RATIO             TOTAL RETURN
                    (000S)    LOWEST TO HIGHEST       (000S)    INCOME RATIO(1) LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
                   ----------------------------------------------------------------------------------------------------------
EG VA SPECIAL VAL, CL 2
2005                12,661     $1.59 to $1.23        $ 19,614       0.78%        1.00% to 2.20%       9.38%       to    8.08%
2004                12,027     $1.45 to $1.14        $ 17,160       0.93%        1.00% to 2.20%      18.90%       to   14.50%(15)
2003                 6,070     $1.22 to $1.31        $  7,454         --         1.00% to 1.85%      28.42%       to   31.00%(10)
2002                 1,166     $0.95 to $0.95        $  1,112       0.64%        1.00% to 1.80%      (5.00%)(8)   to   (5.00%)(8)
2001                    --        --       --              --         --           --       --          --                --

EG VA STRATEGIC INC, CL 1
2005                 4,264     $1.53 to $1.50        $  6,467       5.55%        1.00% to 1.35%      (1.67%)      to   (2.01%)
2004                 3,754     $1.55 to $1.53        $  5,813       4.68%        1.00% to 1.35%       7.34%       to    6.96%
2003                 3,970     $1.45 to $1.43        $  5,741      10.53%        1.00% to 1.35%      16.00%       to   15.32%
2002                 3,140     $1.25 to $1.24        $  3,904       6.26%        1.00% to 1.35%      14.68%       to   13.76%
2001                 2,256     $1.09 to $1.09        $  2,460      14.87%        1.00% to 1.35%       4.81%       to    4.81%

EG VA STRATEGIC INC, CL 2
2005                34,356     $1.31 to $1.05        $ 41,286       5.89%        1.00% to 2.20%      (1.99%)      to   (3.16%)
2004                20,586     $1.34 to $1.08        $ 25,811       6.48%        1.00% to 2.20%       7.06%       to    7.88%(15)
2003                 6,260     $1.25 to $1.13        $  7,531      20.83%        1.00% to 1.85%      25.00%(8)(*) to   13.00%(10)
2002                   547     $1.08 to $1.08        $    593      24.19%        1.10% to 1.70%       8.00%(8)    to    8.00%(8)
2001                    --        --       --              --         --           --       --          --                --

FID VIP BAL, SERV CL
2005                   517     $1.07 to $1.06        $    548       2.49%        1.15% to 1.25%       4.40%       to    4.30%
2004                   535     $1.02 to $1.01        $    543       2.04%        1.15% to 1.25%       4.22%       to    4.12%
2003                   591     $0.98 to $0.97        $    576       2.66%        1.15% to 1.25%      16.67%       to   15.48%
2002                   579     $0.84 to $0.84        $    486       2.49%        1.15% to 1.25%      (9.68%)      to   (9.68%)
2001                   409     $0.93 to $0.93        $    381       1.16%        1.15% to 1.25%      (3.12%)      to   (3.12%)

FID VIP BAL, SERV CL 2
2005                   261     $1.14 to $1.09        $    289       2.49%        1.40% to 1.80%       4.06%       to    3.64%
2004                   230     $1.10 to $1.05        $    246       1.46%        1.40% to 1.80%       3.69%       to    3.26%
2003                   145     $1.06 to $1.02        $    149       0.46%        1.40% to 1.80%       6.00%(5)(*) to    2.00%(5)(*)
2002                     3     $0.91 to $0.91        $      2         --         1.60% to 1.60%      (9.00%)(5)   to   (9.00%)(5)
2001                    --        --       --              --         --           --       --          --                --

FID VIP CONTRAFUND, SERV CL
2005                15,494     $1.27 to $1.25        $ 19,486       0.20%        1.00% to 1.35%      15.69%       to   15.29%
2004                15,533     $1.10 to $1.08        $ 16,919       0.24%        1.00% to 1.35%      14.19%       to   13.79%
2003                14,260     $0.96 to $0.95        $ 13,634       0.34%        1.00% to 1.35%      26.32%       to   26.67%
2002                11,916     $0.76 to $0.75        $  8,985       0.42%        1.00% to 1.35%     (10.59%)      to  (10.71%)
2001                 4,583     $0.85 to $0.84        $  3,866       0.18%        1.00% to 1.35%     (12.37%)      to  (13.40%)

FID VIP CONTRAFUND, SERV CL 2
2005               132,971     $1.44 to $1.26        $192,209       0.09%        1.00% to 2.20%      15.49%       to   14.12%
2004                62,225     $1.25 to $1.10        $ 79,467       0.13%        1.00% to 2.20%      14.01%       to   11.01%(15)
2003                19,724     $1.10 to $1.30        $ 22,676       0.07%        1.00% to 1.85%      27.91%       to   30.00%(10)
2002                 1,469     $0.86 to $0.97        $  1,268         --         1.00% to 1.50%     (14.00%)(7)   to   (3.00%)(9)
2001                    --        --       --              --         --           --       --          --                --

FID VIP DYN APPR, SERV CL 2
2005                 1,272     $1.28 to $1.50        $  1,620         --         1.20% to 1.80%      19.24%       to   18.53%
2004                 1,319     $1.08 to $1.26        $  1,411         --         1.20% to 1.80%       0.07%       to   (0.52%)
2003                 1,263     $1.08 to $1.27        $  1,353         --         1.20% to 1.80%      24.14%       to   27.00%(11)
2002                   740     $0.87 to $0.86        $    643       0.20%        1.20% to 1.65%      (8.42%)      to   (9.47%)
2001                   398     $0.95 to $0.95        $    379         --         1.20% to 1.65%      (5.00%)(4)   to   (5.00%)(4)


--------------------------------------------------------------------------------
406 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                     AT DEC. 31                                   FOR THE YEAR ENDED DEC. 31
                   -------------------------------------------  -------------------------------------------------------------
                    UNITS  ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT       EXPENSE RATIO             TOTAL RETURN
                    (000S)    LOWEST TO HIGHEST       (000S)    INCOME RATIO(1) LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
                   ----------------------------------------------------------------------------------------------------------
FID VIP GRO & INC, SERV CL
2005                 7,340     $0.98 to $1.00         $ 7,280       1.45%        1.15% to 1.60%       6.30%       to    5.82%
2004                 7,794     $0.93 to $0.94         $ 7,299       0.78%        1.15% to 1.60%       4.55%       to    4.08%
2003                 7,112     $0.89 to $0.91         $ 6,397       0.99%        1.15% to 1.60%      23.61%       to   22.97%
2002                 6,161     $0.72 to $0.74         $ 4,549       1.25%        1.15% to 1.60%     (18.18%)      to  (18.68%)
2001                 5,948     $0.88 to $0.91         $ 5,353       1.21%        1.15% to 1.60%     (10.20%)      to   (9.90%)

FID VIP GRO & INC, SERV CL 2
2005                   860     $1.12 to $1.11         $   966       1.32%        1.40% to 1.80%       5.91%       to    5.49%
2004                   803     $1.06 to $1.05         $   852       0.48%        1.40% to 1.80%       4.06%       to    3.63%
2003                   161     $1.02 to $1.01         $   165       0.05%        1.40% to 1.80%       2.00%(5)(*) to    1.00%(5)(*)
2002                     2     $0.85 to $0.85         $     2         --         1.70% to 1.70%     (15.00%)(5)   to  (15.00%)(5)
2001                    --        --       --              --         --           --       --          --                --

FID VIP GRO, SERV CL
2005                   282     $0.80 to $0.80         $   225       0.38%        1.15% to 1.25%       4.47%       to    4.37%
2004                   280     $0.77 to $0.76         $   215       0.17%        1.15% to 1.25%       2.08%       to    1.98%
2003                   386     $0.75 to $0.75         $   290       0.18%        1.15% to 1.25%      31.58%       to   31.58%
2002                   367     $0.57 to $0.57         $   210       0.17%        1.15% to 1.25%     (31.33%)      to  (31.33%)
2001                   597     $0.83 to $0.83         $   496         --         1.15% to 1.25%     (18.63%)      to  (18.63%)

FID VIP GRO, SERV CL 2
2005                 5,147     $1.05 to $1.06         $ 5,538       0.28%        1.00% to 2.20%       4.46%       to    3.22%
2004                 5,258     $1.00 to $1.03         $ 5,452       0.09%        1.00% to 2.20%       2.10%       to    4.06%(15)
2003                 2,405     $0.98 to $1.34         $ 2,436       0.03%        1.00% to 1.85%      30.67%       to   34.00%(10)
2002                   319     $0.75 to $0.73         $   237         --         1.00% to 1.50%     (25.00%)(7)   to  (27.00%)(5)
2001                    --        --       --              --         --           --       --          --                --

FID VIP HI INC, SERV CL
2005                 3,550     $1.02 to $1.00         $ 3,597      14.59%        1.00% to 1.35%       1.51%       to    1.15%
2004                 4,555     $1.01 to $0.99         $ 4,555       8.29%        1.00% to 1.35%       8.40%       to    8.01%
2003                 5,103     $0.93 to $0.92         $ 4,717       5.71%        1.00% to 1.35%      25.68%       to   26.03%
2002                 3,652     $0.74 to $0.73         $ 2,679       8.07%        1.00% to 1.35%       2.78%       to    1.39%
2001                 2,222     $0.72 to $0.72         $ 1,593       2.09%        1.00% to 1.35%     (13.25%)      to  (12.20%)

FID VIP HI INC, SERV CL 2
2005                 1,584     $1.27 to $1.30         $ 1,996      14.72%        1.20% to 1.80%       1.09%       to    0.50%
2004                 1,935     $1.26 to $1.29         $ 2,419       7.92%        1.20% to 1.80%       8.09%       to    7.45%
2003                 1,690     $1.17 to $1.20         $ 1,962       4.49%        1.20% to 1.80%      25.81%       to   20.00%(11)
2002                   808     $0.93 to $0.92         $   751       7.08%        1.20% to 1.70%       2.20%       to    1.10%
2001                   408     $0.91 to $0.91         $   374         --         1.20% to 1.70%      (9.00%)(4)   to   (9.00%)(4)

FID VIP INVEST GR, SERV CL 2
2005                49,124     $1.04 to $1.03         $50,777       1.81%        1.15% to 2.20%       0.73%       to   (0.32%)
2004                12,496     $1.04 to $1.03         $12,898         --         1.15% to 2.20%       3.42%(15)   to    2.70%(15)
2003                    --        --       --              --         --           --       --          --                --
2002                    --        --       --              --         --           --       --          --                --
2001                    --        --       --              --         --           --       --          --                --

FID VIP MID CAP, SERV CL
2005                18,124     $2.04 to $1.88         $38,529       1.67%        1.00% to 1.60%      17.03%       to   16.33%
2004                19,740     $1.75 to $1.61         $36,011         --         1.00% to 1.60%      23.53%       to   22.79%
2003                20,794     $1.41 to $1.31         $30,772       0.31%        1.00% to 1.60%      36.89%       to   36.46%
2002                21,507     $1.03 to $0.96         $23,233       0.77%        1.00% to 1.60%     (11.21%)      to  (11.93%)
2001                19,982     $1.16 to $1.09         $23,761         --         1.00% to 1.60%      (4.13%)      to   (4.39%)


--------------------------------------------------------------------------------
407 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                     AT DEC. 31                                   FOR THE YEAR ENDED DEC. 31
                   -------------------------------------------  -------------------------------------------------------------
                    UNITS  ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT       EXPENSE RATIO             TOTAL RETURN
                    (000S)    LOWEST TO HIGHEST       (000S)    INCOME RATIO(1) LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
                   ----------------------------------------------------------------------------------------------------------
FID VIP MID CAP, SERV CL 2
2005                36,247     $1.68 to $1.40         $62,745       1.46%        1.00% to 2.20%      16.84%       to   15.45%
2004                26,174     $1.43 to $1.21         $39,969         --         1.00% to 2.20%      23.42%       to   21.77%(15)
2003                17,592     $1.16 to $1.38         $21,710       0.15%        1.00% to 1.85%      36.47%       to   38.00%(10)
2002                 5,711     $0.85 to $0.94         $ 5,257       0.54%        1.00% to 1.70%     (15.00%)(7)   to  (11.32%)
2001                 1,827     $1.06 to $1.06         $ 1,944         --         1.20% to 1.70%       6.00%(4)    to    6.00%(4)

FID VIP OVERSEAS, SERV CL
2005                 1,809     $1.11 to $0.89         $ 1,726       0.58%        1.40% to 1.60%      17.32%       to   17.09%
2004                 1,907     $0.95 to $0.76         $ 1,555       1.01%        1.40% to 1.60%      11.90%       to   11.68%
2003                 1,756     $0.85 to $0.68         $ 1,290       1.51%        1.40% to 1.60%      41.67%       to   41.67%
2002                 4,499     $0.60 to $0.48         $ 2,249       0.61%        1.40% to 1.60%     (21.05%)      to  (22.58%)
2001                 1,938     $0.76 to $0.62         $ 1,293       5.58%        1.40% to 1.60%     (22.45%)      to  (22.50%)

FID VIP OVERSEAS, SERV CL 2
2005                24,158     $1.41 to $1.27         $34,412       0.37%        1.00% to 2.20%      17.60%       to   16.21%
2004                13,724     $1.20 to $1.10         $16,647       0.14%        1.00% to 2.20%      12.18%       to   10.06%(15)
2003                   403     $1.07 to $1.46         $   461       0.19%        1.00% to 1.85%      42.67%       to   46.00%(10)
2002                    61     $0.75 to $0.75         $    46         --         1.00% to 1.35%     (25.00%)(7)   to  (25.00%)(7)
2001                    --        --       --              --         --           --       --          --                --

FTVIPT FRANK INC SEC, CL 2
2005                21,918     $1.13 to $1.11         $30,231       3.52%        1.15% to 2.20%       0.45%       to   (0.61%)
2004                18,268     $1.13 to $1.12         $25,848       3.01%        1.15% to 2.20%      12.75%(15)   to   11.95%(15)
2003                10,909     $1.48 to $1.30         $14,393       5.05%        1.20% to 1.80%      30.97%       to   30.00%(11)
2002                 8,187     $1.13 to $0.96         $ 8,368      10.05%        1.20% to 1.70%      (2.59%)      to   (2.04%)
2001                 5,905     $1.16 to $0.98         $ 6,152       5.43%        1.20% to 1.70%       0.00%       to   (1.01%)

FTVIPT FRANK REAL EST, CL 2
2005                 6,763     $1.84 to $1.49         $16,290       1.40%        1.00% to 2.20%      12.35%       to   11.01%
2004                 6,631     $1.64 to $1.34         $14,436       1.84%        1.00% to 2.20%      30.49%       to   35.07%(15)
2003                 5,604     $1.26 to $1.36         $ 9,705       2.46%        1.00% to 1.85%      35.48%       to   36.00%(10)
2002                 4,993     $0.93 to $1.26         $ 6,715       2.78%        1.00% to 1.70%      (7.00%)(7)   to    0.80%
2001                 2,358     $1.42 to $1.25         $ 3,189       4.50%        1.20% to 1.70%       5.97%       to    5.93%

FTVIPT FRANK RISING DIVD, CL 2
2005                   630     $1.12 to $1.10         $   698       0.96%        1.15% to 2.20%       2.25%       to    1.18%
2004                   362     $1.10 to $1.09         $   396       0.14%        1.15% to 2.20%       9.74%(15)   to    8.98%(15)
2003                    --        --       --              --         --           --       --          --                --
2002                    --        --       --              --         --           --       --          --                --
2001                    --        --       --              --         --           --       --          --                --

FTVIPT FRANK SM CAP VAL, CL 2
2005                 8,048     $1.38 to $1.77         $12,183       0.74%        1.00% to 1.85%       7.69%       to    6.78%
2004                 7,470     $1.28 to $1.66         $10,450       0.19%        1.00% to 1.85%      22.52%       to   21.48%
2003                 4,209     $1.05 to $1.37         $ 4,769       0.19%        1.00% to 1.85%      31.25%       to   37.00%(10)
2002                   545     $0.80 to $0.88         $   468       0.28%        1.00% to 1.70%     (20.00%)(7)   to  (12.00%)(5)
2001                     2     $1.45 to $1.45         $     3       0.56%        1.15% to 1.25%      12.40%       to   12.40%

FTVIPT FRANK SM MID CAP GRO,
 CL 2
2005                33,112     $0.83 to $1.10         $25,381         --         1.00% to 2.20%       3.75%       to    2.51%
2004                35,804     $0.80 to $1.07         $26,324         --         1.00% to 2.20%      10.37%       to    8.91%(15)
2003                31,760     $0.72 to $1.37         $21,294         --         1.00% to 1.85%      35.85%       to   37.00%(10)
2002                26,272     $0.53 to $0.35         $13,041       0.27%        1.00% to 1.70%     (29.33%)      to  (30.00%)
2001                20,296     $0.75 to $0.50         $13,836       0.35%        1.00% to 1.70%     (16.67%)      to  (16.67%)


--------------------------------------------------------------------------------
408 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                     AT DEC. 31                                   FOR THE YEAR ENDED DEC. 31
                   -------------------------------------------  -------------------------------------------------------------
                    UNITS  ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT       EXPENSE RATIO             TOTAL RETURN
                    (000S)    LOWEST TO HIGHEST       (000S)    INCOME RATIO(1) LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
                   ----------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SEC, CL 2
2005                92,896     $1.53 to $1.18        $142,568       0.89%        1.00% to 2.20%       9.46%       to    8.16%
2004                95,432     $1.40 to $1.09        $134,344       0.80%        1.00% to 2.20%      11.51%       to    9.07%(15)
2003                58,160     $1.25 to $1.25        $ 73,633       0.84%        1.00% to 1.85%      23.76%       to   25.00%(10)
2002                22,022     $1.01 to $1.01        $ 22,653       0.94%        1.00% to 1.70%     (12.93%)      to  (13.68%)
2001                 6,337     $1.16 to $1.17        $  7,558       1.94%        1.00% to 1.70%       6.42%       to    5.41%

FTVIPT TEMP DEV MKTS SEC, CL 2
2005                   884     $1.85 to $1.82        $  1,658       1.25%        1.00% to 1.35%      26.16%       to   25.72%
2004                   713     $1.47 to $1.45        $  1,075       1.76%        1.00% to 1.35%      23.48%       to   23.04%
2003                   512     $1.19 to $1.18        $    639       0.90%        1.00% to 1.35%      50.63%       to   51.28%
2002                   362     $0.79 to $0.78        $    282       1.39%        1.00% to 1.35%      (1.25%)      to   (1.27%)
2001                   183     $0.80 to $0.79        $    146       0.78%        1.00% to 1.35%      (8.05%)      to   (9.20%)

FTVIPT TEMP FOR SEC, CL 2
2005                22,245     $1.14 to $1.68        $ 27,411       1.17%        1.00% to 1.85%       9.08%       to    8.16%
2004                20,609     $1.05 to $1.55        $ 23,257       1.10%        1.00% to 1.85%      17.35%       to   16.36%
2003                13,569     $0.89 to $1.34        $ 12,799       1.57%        1.00% to 1.85%      30.88%       to   34.00%(10)
2002                 6,890     $0.68 to $0.84        $  4,806       1.99%        1.00% to 1.70%     (20.00%)      to  (16.00%)(5)
2001                 3,475     $0.85 to $0.84        $  2,942       2.07%        1.00% to 1.35%     (16.67%)      to  (17.65%)

FTVIPT TEMP GLOBAL INC, CL 2
2005                40,863     $1.12 to $1.10        $ 45,183       5.96%        1.15% to 2.20%      (4.19%)      to   (5.18%)
2004                12,064     $1.16 to $1.16        $ 13,997       4.08%        1.15% to 2.20%      16.04%(15)   to   15.23%(15)
2003                    --        --       --              --         --           --       --          --                --
2002                    --        --       --              --         --           --       --          --                --
2001                    --        --       --              --         --           --       --          --                --

FTVIPT TEMP GRO SEC, CL 2
2005                 2,253     $1.21 to $1.19        $  2,707       1.18%        1.15% to 2.20%       7.62%       to    6.51%
2004                 1,269     $1.13 to $1.12        $  1,424       0.45%        1.15% to 2.20%      12.72%(15)   to   11.93%(15)
2003                    --        --       --              --         --           --       --          --                --
2002                    --        --       --              --         --           --       --          --                --
2001                    --        --       --              --         --           --       --          --                --

GS VIT CAP GRO
2005                 1,497     $0.88 to $0.79        $  1,214       0.14%        1.40% to 1.60%       1.52%       to    1.31%
2004                 1,695     $0.87 to $0.78        $  1,353       0.70%        1.40% to 1.60%       7.57%       to    7.36%
2003                 1,614     $0.81 to $0.72        $  1,200       0.28%        1.40% to 1.60%      22.73%       to   22.03%
2002                 1,683     $0.66 to $0.59        $  1,027       0.16%        1.40% to 1.60%     (25.00%)      to  (26.25%)
2001                 1,772     $0.88 to $0.80        $  1,465       0.15%        1.40% to 1.60%     (16.19%)      to  (15.79%)

GS VIT STRUCTD U.S. EQ
2005                11,128     $0.94 to $1.57        $ 10,517       0.80%        1.20% to 1.80%       5.24%       to    4.61%
2004                10,966     $0.90 to $1.51        $  9,890       1.19%        1.20% to 1.80%      13.57%       to   12.89%
2003                 9,599     $0.79 to $1.33        $  7,630       0.78%        1.20% to 1.80%      27.42%       to   33.00%(11)
2002                 9,144     $0.62 to $0.61        $  5,678       0.54%        1.20% to 1.70%     (22.50%)      to  (22.78%)
2001                 9,345     $0.80 to $0.79        $  7,552       0.48%        1.20% to 1.70%     (13.04%)      to  (13.19%)

GS VIT INTL EQ
2005                   881     $1.12 to $0.87        $    815       0.33%        1.40% to 1.60%      12.13%       to   11.90%
2004                   827     $1.00 to $0.78        $    675       1.12%        1.40% to 1.60%      11.91%       to   11.68%
2003                   908     $0.89 to $0.69        $    657       4.87%        1.40% to 1.60%      32.84%       to   32.69%
2002                   798     $0.67 to $0.52        $    433       1.11%        1.40% to 1.60%     (19.28%)      to  (20.00%)
2001                   782     $0.83 to $0.65        $    524       1.32%        1.40% to 1.60%     (23.15%)      to  (23.53%)

--------------------------------------------------------------------------------
409 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                AT DEC. 31                                 FOR THE YEAR ENDED DEC. 31
                -------------------------------------------  -------------------------------------------------------------
                UNITS   ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT        EXPENSE RATIO           TOTAL RETURN
                (000S)      LOWEST TO HIGHEST      (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)   LOWEST TO HIGHEST(3)
                ----------------------------------------------------------------------------------------------------------
GS VIT MID CAP VAL
2005            36,087     $1.34  to  $1.32         $63,888       0.77%         1.15%  to  2.20%     11.54%      to  10.38%
2004            16,020     $1.20  to  $1.19         $27,786       0.89%         1.15%  to  2.20%     20.24%(15)  to  19.40%(15)
2003             5,879     $1.87  to  $1.33         $10,858       0.96%         1.20%  to  1.80%     26.35%      to  33.00%(11)
2002             5,522     $1.48  to  $1.46         $ 8,054       1.04%         1.20%  to  1.70%     (5.73%)     to  (6.41%)
2001             4,451     $1.57  to  $1.56         $ 6,913       1.34%         1.20%  to  1.70%     10.56%      to  10.64%

JANUS ASPEN BAL, INST
2005             5,177     $1.81  to  $1.81         $ 9,366       2.22%         1.40%  to  1.40%      6.45%      to   6.45%
2004             6,202     $1.70  to  $1.70         $10,540       2.18%         1.40%  to  1.40%      7.02%      to   7.02%
2003             7,217     $1.59  to  $1.59         $11,462       2.19%         1.40%  to  1.40%     12.77%      to  12.77%
2002             8,096     $1.41  to  $1.41         $11,433       2.33%         1.40%  to  1.40%     (7.84%)     to  (7.84%)
2001             9,901     $1.53  to  $1.53         $15,155       2.54%         1.40%  to  1.40%     (6.13%)     to  (6.13%)

JANUS ASPEN GLOBAL TECH, SERV
2005             2,118     $0.42  to  $0.38         $   818         --          1.15%  to  1.60%     10.28%      to   9.78%
2004             2,429     $0.38  to  $0.35         $   853         --          1.15%  to  1.60%     (0.58%)     to  (1.03%)
2003             3,475     $0.38  to  $0.35         $ 1,228         --          1.15%  to  1.60%     46.15%      to  45.83%
2002             2,605     $0.26  to  $0.24         $   640         --          1.15%  to  1.60%    (42.22%)     to (42.86%)
2001             4,183     $0.45  to  $0.42         $ 1,760       0.60%         1.15%  to  1.60%    (37.50%)     to (38.24%)

JANUS ASPEN INTL GRO, SERV
2005             4,308     $0.89  to  $0.80         $ 3,582       1.08%         1.40%  to  1.60%     30.11%      to  29.85%
2004             4,679     $0.68  to  $0.62         $ 2,983       0.89%         1.40%  to  1.60%     17.04%      to  16.80%
2003             7,356     $0.58  to  $0.53         $ 4,053       1.04%         1.40%  to  1.60%     31.82%      to  32.50%
2002             6,767     $0.44  to  $0.40         $ 2,782       0.59%         1.40%  to  1.60%    (26.67%)     to (27.27%)
2001            10,091     $0.60  to  $0.55         $ 5,682       0.69%         1.40%  to  1.60%    (25.00%)     to (24.66%)

JANUS ASPEN LG CAP GRO, SERV
2005             7,238     $0.64  to  $0.58         $ 4,296       0.13%         1.15%  to  1.60%      2.82%      to   2.37%
2004             8,026     $0.62  to  $0.57         $ 4,653         --          1.15%  to  1.60%      3.01%      to   2.55%
2003             9,859     $0.61  to  $0.56         $ 5,564         --          1.15%  to  1.60%     29.79%      to  30.23%
2002            11,718     $0.47  to  $0.43         $ 5,105         --          1.15%  to  1.60%    (26.56%)     to (28.33%)
2001            15,526     $0.64  to  $0.60         $ 9,347         --          1.15%  to  1.60%    (26.44%)     to (25.93%)

JANUS ASPEN MID CAP GRO, SERV
2005             4,722     $0.57  to  $0.43         $ 2,236         --          1.15%  to  1.60%     10.75%      to  10.25%
2004             5,694     $0.51  to  $0.39         $ 2,444         --          1.15%  to  1.60%     19.10%      to  18.56%
2003             6,375     $0.43  to  $0.33         $ 2,277         --          1.15%  to  1.60%     34.38%      to  32.00%
2002             6,638     $0.32  to  $0.25         $ 1,790         --          1.15%  to  1.60%    (30.43%)     to (28.57%)
2001             9,402     $0.46  to  $0.35         $ 3,538         --          1.15%  to  1.60%    (39.47%)     to (39.66%)

JANUS ASPEN WORLD GRO, INST
2005             2,653     $1.30  to  $1.30         $ 3,462       1.34%         1.40%  to  1.40%      4.40%      to   4.40%
2004             3,304     $1.25  to  $1.25         $ 4,128       0.98%         1.40%  to  1.40%      3.32%      to   3.32%
2003             3,909     $1.21  to  $1.21         $ 4,726       1.11%         1.40%  to  1.40%     22.22%      to  22.22%
2002             4,305     $0.99  to  $0.99         $ 4,257       0.86%         1.40%  to  1.40%    (26.12%)     to (26.12%)
2001             5,322     $1.34  to  $1.34         $ 7,161       0.47%         1.40%  to  1.40%    (23.86%)     to (23.86%)

JPM U.S. LG CAP CORE EQ
2005             2,140     $0.82  to  $0.81         $ 1,744       1.23%         1.40%  to  1.60%     (0.05%)     to  (0.25%)
2004             2,161     $0.82  to  $0.82         $ 1,761       0.82%         1.40%  to  1.60%      7.96%      to   7.74%
2003             2,167     $0.76  to  $0.76         $ 1,637       0.68%         1.40%  to  1.60%     26.67%      to  26.67%
2002             1,914     $0.60  to  $0.60         $ 1,146       0.05%         1.40%  to  1.60%    (25.93%)     to (25.93%)
2001             1,971     $0.81  to  $0.81         $ 1,590       0.53%         1.40%  to  1.60%    (13.83%)     to (12.90%)


--------------------------------------------------------------------------------
410 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                AT DEC. 31                                 FOR THE YEAR ENDED DEC. 31
                -------------------------------------------  -------------------------------------------------------------
                UNITS   ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT        EXPENSE RATIO           TOTAL RETURN
                (000S)      LOWEST TO HIGHEST      (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)   LOWEST TO HIGHEST(3)
                ----------------------------------------------------------------------------------------------------------
LAZARD RETIRE EQ
2005               427     $1.03  to  $1.11       $  461          0.74%         1.40%  to  1.60%      1.94%      to   1.74%
2004               453     $1.01  to  $1.09       $  479          0.64%         1.40%  to  1.60%     10.24%      to  10.02%
2003               363     $0.92  to  $0.99       $  347          0.68%         1.40%  to  1.60%     22.67%      to  22.22%
2002               308     $0.75  to  $0.81       $  240          0.05%         1.40%  to  1.60%    (17.58%)     to (17.35%)
2001               254     $0.91  to  $0.98       $  236          0.58%         1.40%  to  1.60%     (9.00%)     to  (9.26%)

LAZARD RETIRE INTL EQ
2005               630     $0.99  to  $0.97       $  613          0.94%         1.40%  to  1.60%      9.11%      to   8.90%
2004               611     $0.91  to  $0.89       $  546          0.51%         1.40%  to  1.60%     13.38%      to  13.16%
2003               561     $0.80  to  $0.79       $  442          0.40%         1.40%  to  1.60%     26.98%      to  27.42%
2002               360     $0.63  to  $0.62       $  224          0.06%         1.40%  to  1.60%    (12.50%)     to (12.68%)
2001               283     $0.72  to  $0.71       $  201          0.00%         1.40%  to  1.60%    (25.00%)     to (25.26%)

COL ASSET ALLOC VS, CL A
2005               610     $1.38  to  $1.37       $  838          2.53%         1.15%  to  1.25%      5.31%      to   5.21%
2004               640     $1.31  to  $1.30       $  834          2.46%         1.15%  to  1.25%      8.73%      to   8.62%
2003               730     $1.20  to  $1.20       $  876            --          1.15%  to  1.25%     20.00%(12)  to  20.00%(12)
2002                --        --         --           --            --            --         --         --              --
2001                --        --         --           --            --            --         --         --              --

COL FEDERAL SEC VS, CL A
2005             1,726     $1.06  to  $1.05       $1,819          5.46%         1.15%  to  1.25%      1.41%      to   1.31%
2004             1,823     $1.04  to  $1.04       $1,896          5.05%         1.15%  to  1.25%      2.96%      to   2.86%
2003             2,017     $1.01  to  $1.01       $2,038            --          1.15%  to  1.25%      1.00%(12)  to   1.00%(12)
2002                --        --         --           --            --            --         --         --              --
2001                --        --         --           --            --            --         --         --              --

COL SM CO GRO VS, CL A
2005               150     $1.68  to  $1.68       $  251            --          1.15%  to  1.25%      1.54%      to   1.44%
2004               157     $1.65  to  $1.65       $  260            --          1.15%  to  1.25%     10.21%      to  10.10%
2003               155     $1.50  to  $1.50       $  233            --          1.15%  to  1.25%     50.00%(13)  to  50.00%(13)
2002                --        --         --           --            --            --         --         --              --
2001                --        --         --           --            --            --         --         --              --

MFS INV GRO STOCK, SERV CL
2005             7,220     $0.68  to  $1.09       $5,293          0.15%         1.00%  to  2.20%      3.19%      to   1.97%
2004             8,305     $0.66  to  $1.07       $5,907            --          1.00%  to  2.20%      7.90%      to   8.28%(15)
2003             8,074     $0.61  to  $1.22       $5,086            --          1.00%  to  1.85%     22.00%      to  22.00%(10)
2002             7,266     $0.50  to  $0.50       $3,648            --          1.00%  to  1.35%    (29.58%)     to (28.57%)
2001             5,204     $0.71  to  $0.70       $3,661          0.03%         1.00%  to  1.35%    (25.26%)     to (26.32%)

MFS INV TRUST, INIT CL
2005             6,865     $0.95  to  $1.44       $6,358          0.55%         1.15%  to  1.80%      6.09%      to   5.40%
2004             7,337     $0.90  to  $1.37       $6,422          0.62%         1.15%  to  1.80%     10.08%      to   9.37%
2003             7,455     $0.81  to  $1.25       $5,948          0.64%         1.15%  to  1.80%     20.90%      to  25.00%(11)
2002             6,638     $0.67  to  $0.65       $4,403          0.56%         1.15%  to  1.70%    (22.09%)     to (22.62%)
2001             6,136     $0.86  to  $0.84       $5,219          0.39%         1.15%  to  1.70%    (17.31%)     to (17.65%)

MFS INV TRUST, SERV CL
2005               976     $0.89  to  $1.09       $  936          0.31%         1.15%  to  1.80%      5.80%      to   5.13%
2004               967     $0.85  to  $1.04       $  874          0.43%         1.15%  to  1.80%      9.86%      to   9.14%
2003               792     $0.77  to  $0.95       $  620          0.45%         1.15%  to  1.80%     20.31%      to  (5.00%)(5)(*)
2002               724     $0.64  to  $0.64       $  462          0.41%         1.15%  to  1.25%    (21.95%)     to (21.95%)
2001               434     $0.82  to  $0.82       $  356          0.13%         1.15%  to  1.25%    (17.17%)     to (17.17%)


--------------------------------------------------------------------------------
411 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                AT DEC. 31                                 FOR THE YEAR ENDED DEC. 31
                -------------------------------------------  -------------------------------------------------------------
                UNITS   ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT        EXPENSE RATIO           TOTAL RETURN
                (000S)      LOWEST TO HIGHEST      (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)   LOWEST TO HIGHEST(3)
                ----------------------------------------------------------------------------------------------------------
MFS NEW DIS, INIT CL
2005             3,284     $1.27  to  $0.79      $ 3,127            --          1.15%  to  1.60%      4.05%      to   3.58%
2004             3,899     $1.22  to  $0.76      $ 3,517            --          1.15%  to  1.60%      5.30%      to   4.83%
2003             6,936     $1.16  to  $0.73      $ 5,688            --          1.15%  to  1.60%     31.82%      to  32.73%
2002             6,009     $0.88  to  $0.55      $ 3,788            --          1.15%  to  1.60%     32.31%)     to (32.93%)
2001            11,895     $1.30  to  $0.82      $10,636          0.00%         1.15%  to  1.60%     (5.80%)     to  (6.82%)

MFS NEW DIS, SERV CL
2005             5,290     $0.92  to  $1.07      $ 5,016            --          1.00%  to  2.20%      3.99%      to   2.75%
2004             5,596     $0.89  to  $1.04      $ 5,143            --          1.00%  to  2.20%      5.15%      to   5.88%(15)
2003             4,371     $0.84  to  $1.33      $ 3,754            --          1.00%  to  1.85%     31.25%      to  33.00%(10)
2002             2,079     $0.64  to  $0.73      $ 1,302            --          1.00%  to  1.70%    (32.63%)     to (27.00%)(5)
2001             1,190     $0.95  to  $0.94      $ 1,105          0.00%         1.00%  to  1.35%     (5.94%)     to  (6.93%)

MFS RESEARCH, INIT CL
2005             3,554     $0.94  to  $0.81      $ 3,013          0.46%         1.40%  to  1.60%      6.31%      to   6.09%
2004             4,975     $0.88  to  $0.76      $ 3,979          1.18%         1.40%  to  1.60%     14.24%      to  14.01%
2003             4,125     $0.77  to  $0.67      $ 2,896          0.75%         1.40%  to  1.60%     22.22%      to  21.82%
2002             5,286     $0.63  to  $0.55      $ 3,001          0.27%         1.40%  to  1.60%    (25.88%)     to (24.66%)
2001             6,813     $0.85  to  $0.73      $ 5,171          0.01%         1.40%  to  1.60%    (22.02%)     to (23.16%)

MFS TOTAL RETURN, INIT CL
2005               152     $1.37  to  $1.36      $   207          2.00%         1.15%  to  1.25%      1.65%      to   1.55%
2004               140     $1.35  to  $1.34      $   188          1.63%         1.15%  to  1.25%     10.05%      to   9.94%
2003               135     $1.22  to  $1.22      $   164          1.71%         1.15%  to  1.25%     15.09%      to  15.09%
2002               119     $1.06  to  $1.06      $   127          1.57%         1.15%  to  1.25%     (7.02%)     to  (6.19%)
2001               113     $1.14  to  $1.13      $   128          1.80%         1.15%  to  1.25%     (0.87%)     to  (0.88%)

MFS TOTAL RETURN, SERV CL
2005            65,564     $1.33  to  $1.09      $83,544          1.85%         1.00%  to  2.20%      1.58%      to   0.37%
2004            64,615     $1.31  to  $1.08      $81,332          1.49%         1.00%  to  2.20%      9.92%      to   8.66%(15)
2003            46,625     $1.19  to  $1.17      $54,146          1.39%         1.00%  to  1.85%     14.42%      to  17.00%(10)
2002            22,603     $1.04  to  $0.93      $23,042          1.43%         1.00%  to  1.70%     (5.45%)     to  (7.00%)(5)
2001             9,834     $1.10  to  $1.10      $10,721          0.87%         1.00%  to  1.35%     (1.79%)     to  (0.90%)

MFS UTILITIES, INIT CL
2005            11,213     $1.38  to  $1.95      $12,605          0.61%         1.15%  to  1.80%     15.51%      to  14.76%
2004            12,637     $1.19  to  $1.70      $12,289          1.47%         1.15%  to  1.80%     28.71%      to  27.88%
2003            13,383     $0.93  to  $1.33      $10,120          2.27%         1.15%  to  1.80%     34.78%      to  33.00%(11)
2002            14,536     $0.69  to  $0.48      $ 8,277          2.75%         1.15%  to  1.70%    (23.33%)     to (23.81%)
2001            17,767     $0.90  to  $0.63      $13,257          3.26%         1.15%  to  1.70%    (25.62%)     to (25.88%)

MFS UTILITIES, SERV CL
2005             2,244     $1.74  to  $1.41      $ 3,678          0.48%         1.00%  to  2.20%     15.41%      to  14.05%
2004             2,098     $1.51  to  $1.24      $ 2,966          1.37%         1.00%  to  2.20%     28.55%      to  24.14%(15)
2003             1,174     $1.17  to  $1.30      $ 1,228          1.43%         1.00%  to  1.85%     34.48%      to  30.00%(10)
2002               403     $0.87  to  $0.85      $   246          2.24%         1.00%  to  1.70%    (13.00%)(7)  to (15.00%)(5)
2001               187     $0.75  to  $0.75      $   141          2.04%         1.15%  to  1.25%    (25.74%)     to (25.74%)

OPCAP EQ
2005               942     $1.36  to  $1.36      $ 1,285          0.44%         1.40%  to  1.40%      5.56%      to   5.56%
2004             1,139     $1.29  to  $1.29      $ 1,471          0.99%         1.40%  to  1.40%     10.37%      to  10.37%
2003             1,313     $1.17  to  $1.17      $ 1,536          1.38%         1.40%  to  1.40%     27.17%      to  27.17%
2002             1,473     $0.92  to  $0.92      $ 1,359          0.91%         1.40%  to  1.40%    (22.69%)     to (22.69%)
2001             1,734     $1.19  to  $1.19      $ 2,065          0.73%         1.40%  to  1.40%     (8.46%)     to  (8.46%)


--------------------------------------------------------------------------------
412 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                AT DEC. 31                                 FOR THE YEAR ENDED DEC. 31
                -------------------------------------------  -------------------------------------------------------------
                UNITS   ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT        EXPENSE RATIO           TOTAL RETURN
                (000S)      LOWEST TO HIGHEST      (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)   LOWEST TO HIGHEST(3)
                ----------------------------------------------------------------------------------------------------------
OPCAP MANAGED
2005             1,932     $2.36  to  $2.36      $ 4,568          1.32%         1.40%  to  1.40%      3.82%      to   3.82%
2004             2,613     $2.28  to  $2.28      $ 5,949          1.55%         1.40%  to  1.40%      9.23%      to   9.23%
2003             3,074     $2.08  to  $2.08      $ 6,408          1.88%         1.40%  to  1.40%     20.23%      to  20.23%
2002             3,505     $1.73  to  $1.73      $ 6,085          2.07%         1.40%  to  1.40%    (18.40%)     to (18.40%)
2001             4,419     $2.12  to  $2.12      $ 9,359          2.46%         1.40%  to  1.40%     (6.19%)     to  (6.19%)

OPCAP SM CAP
2005             1,533     $1.66  to  $1.66      $ 2,546            --          1.40%  to  1.40%     (1.33%)     to  (1.33%)
2004             1,781     $1.68  to  $1.68      $ 2,997          0.05%         1.40%  to  1.40%     16.24%      to  16.24%
2003             2,149     $1.45  to  $1.45      $ 3,112          0.05%         1.40%  to  1.40%     40.78%      to  40.78%
2002             2,331     $1.03  to  $1.03      $ 2,400          0.08%         1.40%  to  1.40%    (22.56%)     to (22.56%)
2001             2,776     $1.33  to  $1.33      $ 3,698          0.84%         1.40%  to  1.40%      6.40%      to   6.40%

OPPEN CAP APPR VA
2005             2,982     $1.50  to  $1.50      $ 4,465          0.97%         1.40%  to  1.40%      3.64%      to   3.64%
2004             3,602     $1.44  to  $1.44      $ 5,204          0.33%         1.40%  to  1.40%      5.45%      to   5.45%
2003             4,247     $1.37  to  $1.37      $ 5,819          0.39%         1.40%  to  1.40%     29.25%      to  29.25%
2002             4,574     $1.06  to  $1.06      $ 4,854          0.63%         1.40%  to  1.40%    (27.89%)     to (27.89%)
2001             5,441     $1.47  to  $1.47      $ 8,006          0.66%         1.40%  to  1.40%    (14.04%)     to (14.04%)

OPPEN CAP APPR VA, SERV
2005            47,222     $1.11  to  $1.08      $56,070          0.54%         1.00%  to  2.20%      3.82%      to   2.59%
2004            19,928     $1.07  to  $1.06      $23,049          0.13%         1.00%  to  2.20%      5.56%      to   6.61%(15)
2003             4,083     $1.01  to  $1.31      $ 4,432          0.12%         1.00%  to  1.85%     29.49%      to  31.00%(10)
2002               356     $0.78  to  $0.96      $   279            --          1.00%  to  1.80%    (22.00%)(7)  to  (4.00%)(9)
2001                --        --         --           --            --            --         --         --              --

OPPEN GLOBAL SEC VA
2005               166     $1.85  to  $1.85      $   308          1.03%         1.40%  to  1.40%     12.72%      to  12.72%
2004               219     $1.64  to  $1.64      $   359          1.28%         1.40%  to  1.40%     17.51%      to  17.51%
2003               151     $1.40  to  $1.40      $   211          0.76%         1.40%  to  1.40%     41.41%      to  41.41%
2002               154     $0.99  to  $0.99      $   152          0.56%         1.40%  to  1.40%    (23.26%)     to (23.26%)
2001               158     $1.29  to  $1.29      $   204          0.72%         1.40%  to  1.40%    (13.42%)     to (13.42%)

OPPEN GLOBAL SEC VA, SERV
2005            10,083     $1.44  to  $1.28      $14,715          0.83%         1.00%  to  2.20%     12.93%      to  11.58%
2004             8,637     $1.28  to  $1.15      $11,190          0.94%         1.00%  to  2.20%     17.70%      to  15.65%(15)
2003             4,173     $1.09  to  $1.46      $ 4,595          0.22%         1.00%  to  1.85%     41.56%      to  46.00%(10)
2002               513     $0.77  to  $0.93      $   396            --          1.00%  to  1.60%    (23.00%)(7)  to  (7.00%)(9)
2001                --        --         --           --            --            --         --         --              --

OPPEN HI INC VA
2005             1,977     $1.26  to  $1.26      $ 2,482          6.94%         1.40%  to  1.40%      0.90%      to   0.90%
2004             2,447     $1.24  to  $1.24      $ 3,045          6.35%         1.40%  to  1.40%      7.45%      to   7.45%
2003             2,742     $1.16  to  $1.16      $ 3,176          7.21%         1.40%  to  1.40%     22.11%      to  22.11%
2002             3,065     $0.95  to  $0.95      $ 2,904         11.13%         1.40%  to  1.40%     (3.06%)     to  (3.06%)
2001             3,906     $0.98  to  $0.98      $ 3,845         10.45%         1.40%  to  1.40%      0.00%      to   0.00%

OPPEN HI INC VA, SERV
2005             4,437     $1.28  to  $1.19      $ 5,549          6.27%         1.00%  to  1.85%      1.00%      to   0.14%
2004             4,722     $1.27  to  $1.19      $ 5,860          5.68%         1.00%  to  1.85%      7.65%      to   6.74%
2003             3,268     $1.18  to  $1.11      $ 3,838          1.56%         1.00%  to  1.85%     22.92%      to  11.00%(10)
2002               235     $0.96  to  $0.96      $   225            --          1.00%  to  1.35%     (4.00%)(7)  to  (4.00%)(7)
2001                --        --         --           --            --            --         --         --              --


--------------------------------------------------------------------------------
413 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                 AT DEC. 31                                  FOR THE YEAR ENDED DEC. 31
                --------------------------------------------  --------------------------------------------------------------
                 UNITS   ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT        EXPENSE RATIO        TOTAL RETURN
                (000S)     LOWEST TO HIGHEST        (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)  LOWEST TO HIGHEST(3)
                -------------------------------------------------------------------------------------------------------------
OPPEN MAIN ST VA
2005               449     $0.99  to  $0.99          $   447      1.39%          1.40%  to  1.40%       4.51%      to    4.51%
2004               560     $0.95  to  $0.95          $   532      0.86%          1.40%  to  1.40%       7.94%      to    7.94%
2003               465     $0.88  to  $0.88          $   409      0.96%          1.40%  to  1.40%      23.94%      to   23.94%
2002               538     $0.71  to  $0.71          $   379      0.76%          1.40%  to  1.40%     (19.32%)     to  (19.32%)
2001               591     $0.88  to  $0.88          $   521      0.61%          1.40%  to  1.40%     (11.11%)     to  (11.11%)

OPPEN MAIN ST SM CAP VA, SERV
2005             6,200     $1.45  to  $1.25          $ 9,333        --           1.00%  to  2.20%       8.63%      to    7.34%
2004             6,139     $1.34  to  $1.16          $ 8,531        --           1.00%  to  2.20%      18.00%      to   17.53%(15)
2003             3,352     $1.13  to  $1.44          $ 4,023        --           1.00%  to  1.85%      43.04%      to   44.00%(10)
2002               423     $0.79  to  $0.95          $   342        --           1.00%  to  1.70%     (21.00%)(7)  to   (5.00%)(8)
2001                --        --         --               --        --             --         --          --               --

OPPEN STRATEGIC BOND VA
2005               276     $1.45  to  $1.45          $   400      4.40%          1.40%  to  1.40%       1.25%      to    1.25%
2004               275     $1.43  to  $1.43          $   394      5.73%          1.40%  to  1.40%       7.17%      to    7.17%
2003               247     $1.34  to  $1.34          $   331      6.19%          1.40%  to  1.40%      16.52%      to   16.52%
2002               268     $1.15  to  $1.15          $   308      7.66%          1.40%  to  1.40%       6.48%      to    6.48%
2001               238     $1.08  to  $1.08          $   258      2.45%          1.40%  to  1.40%       2.86%      to    2.86%

OPPEN STRATEGIC BOND VA, SERV
2005            83,333     $1.31  to  $1.07          $99,692      3.42%          1.00%  to  2.20%       1.47%      to    0.26%
2004            42,873     $1.29  to  $1.07          $51,868      3.49%          1.00%  to  2.20%       7.36%      to    6.60%(15)
2003            14,951     $1.20  to  $1.07          $17,584      1.28%          1.00%  to  1.85%      15.38%      to    7.00%(10)
2002               841     $1.04  to  $1.03          $   868        --           1.00%  to  1.70%       4.00%(7)   to    3.00%(6)
2001                --        --         --               --        --             --         --          --               --

PUT VT DIV INC, CL IA
2005             2,144     $1.76  to  $1.76          $ 3,778      7.96%          1.40%  to  1.40%       1.85%      to    1.85%
2004             2,899     $1.73  to  $1.73          $ 5,014      9.61%          1.40%  to  1.40%       8.06%      to    8.06%
2003             3,536     $1.60  to  $1.60          $ 5,658      9.28%          1.40%  to  1.40%      18.52%      to   18.52%
2002             4,181     $1.35  to  $1.35          $ 5,640      9.30%          1.40%  to  1.40%       4.65%      to    4.65%
2001             5,433     $1.29  to  $1.29          $ 6,995      7.63%          1.40%  to  1.40%       2.38%      to    2.38%

PUT VT DIV INC, CL IB
2005             1,973     $1.37  to  $1.37          $ 2,696      7.43%          1.40%  to  1.40%       1.62%      to    1.62%
2004             2,283     $1.34  to  $1.34          $ 3,070      9.44%          1.40%  to  1.40%       7.69%      to    7.69%
2003             2,512     $1.25  to  $1.25          $ 3,138      9.01%          1.40%  to  1.40%      17.92%      to   17.92%
2002             2,872     $1.06  to  $1.06          $ 3,030      8.99%          1.40%  to  1.40%       4.95%      to    4.95%
2001             3,528     $1.01  to  $1.01          $ 3,564      7.52%          1.40%  to  1.40%       2.02%      to    2.02%

PUT VT GLOBAL EQ, CL IA
2005             1,148     $1.18  to  $1.18          $ 1,359      1.07%          1.40%  to  1.40%       7.58%      to    7.58%
2004             1,504     $1.10  to  $1.10          $ 1,655      2.34%          1.40%  to  1.40%      12.36%      to   12.36%
2003             1,853     $0.98  to  $0.98          $ 1,815      1.23%          1.40%  to  1.40%      27.27%      to   27.27%
2002             2,036     $0.77  to  $0.77          $ 1,561      0.32%          1.40%  to  1.40%     (23.00%)     to  (23.00%)
2001             2,188     $1.00  to  $1.00          $ 2,186        --           1.40%  to  1.40%     (30.56%)     to  (30.56%)

PUT VT GRO & INC, CL IA
2005             3,345     $2.43  to  $2.43          $ 8,139      1.92%          1.40%  to  1.40%       4.04%      to    4.04%
2004             4,457     $2.34  to  $2.34          $10,425      1.84%          1.40%  to  1.40%       9.82%      to    9.82%
2003             5,362     $2.13  to  $2.13          $11,421      2.12%          1.40%  to  1.40%      26.04%      to   26.04%
2002             6,087     $1.69  to  $1.69          $10,296      1.83%          1.40%  to  1.40%     (19.91%)     to  (19.91%)
2001             7,387     $2.11  to  $2.11          $15,603      1.75%          1.40%  to  1.40%      (7.46%)     to   (7.46%)


--------------------------------------------------------------------------------
414 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                           AT DEC. 31                                  FOR THE YEAR ENDED DEC. 31
          --------------------------------------------  ------------------------------------------------------------------
           UNITS   ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT        EXPENSE RATIO             TOTAL RETURN
          (000S)     LOWEST TO HIGHEST        (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)      LOWEST TO HIGHEST(3)
          ----------------------------------------------------------------------------------------------------------------
PUT VT GRO & INC, CL IB
2005      11,028     $1.15  to  $1.45        $13,318      1.57%          1.00%  to  1.85%         4.18%        to     3.30%
2004      11,821     $1.10  to  $1.40        $13,763      1.59%          1.00%  to  1.85%        10.01%        to     9.07%
2003      12,384     $1.00  to  $1.29        $13,193      1.74%          1.00%  to  1.85%        26.58%        to    29.00%(10)
2002      11,965     $0.79  to  $0.81        $10,182      1.51%          1.00%  to  1.50%       (20.20%)       to   (19.00%)(5)
2001      10,125     $0.99  to  $1.16        $11,043      1.43%          1.00%  to  1.40%        (7.48%)       to    (7.94%)

PUT VT HEALTH SCIEN CES, CL IB
2005       2,461     $1.36  to  $1.14        $ 3,043      0.06%          1.00%  to  2.20%        12.08%        to    10.74%
2004       2,401     $1.21  to  $1.03        $ 2,660      0.17%          1.00%  to  2.20%         6.06%        to     2.56%(15)
2003       1,391     $1.14  to  $1.19        $ 1,457      0.30%          1.00%  to  1.85%        14.00%(9)(*)  to    19.00%(10)
2002         261     $0.98  to  $0.84        $   224        --           1.10%  to  1.70%        (2.00%)(9)    to   (16.00%)(6)
2001          --        --         --             --        --             --         --            --                  --

PUT VT HI YIELD, CL IA
2005         870     $1.75  to  $1.75        $ 1,529      9.11%          1.40%  to  1.40%         2.04%        to     2.04%
2004       1,300     $1.72  to  $1.72        $ 2,237      8.58%          1.40%  to  1.40%         9.45%        to     9.45%
2003       1,564     $1.57  to  $1.57        $ 2,460     10.90%          1.40%  to  1.40%        24.60%        to    24.60%
2002       1,898     $1.26  to  $1.26        $ 2,385     13.64%          1.40%  to  1.40%        (1.56%)       to    (1.56%)
2001       2,714     $1.28  to  $1.28        $ 3,477     14.20%          1.40%  to  1.40%         2.40%        to     2.40%

PUT VT HI YIELD, CL IB
2005         974     $1.31  to  $1.31        $ 1,280      8.15%          1.40%  to  1.40%         1.67%        to     1.67%
2004       1,139     $1.29  to  $1.29        $ 1,473      8.36%          1.40%  to  1.40%         9.01%        to     9.01%
2003       1,246     $1.19  to  $1.19        $ 1,478     10.58%          1.40%  to  1.40%        25.26%        to    25.26%
2002       1,409     $0.95  to  $0.95        $ 1,339     12.92%          1.40%  to  1.40%        (2.06%)       to    (2.06%)
2001       1,726     $0.97  to  $0.97        $ 1,676     14.13%          1.40%  to  1.40%         2.11%        to     2.11%

PUT VT INC, CL IB
2005         224     $1.29  to  $1.06        $   258      3.29%          1.15%  to  1.80%         1.19%        to     0.54%
2004         183     $1.28  to  $1.05        $   211      3.82%          1.15%  to  1.80%         3.24%        to     2.58%
2003         207     $1.24  to  $1.02        $   233      3.67%          1.15%  to  1.80%         3.33%        to     2.00%(5)(*)
2002         144     $1.20  to  $1.05        $   166      2.53%          1.15%  to  1.60%         7.14%        to     5.00%(5)
2001          44     $1.12  to  $1.12        $    48      5.46%          1.15%  to  1.25%         5.66%        to     5.66%

PUT VT INTL EQ, CL IB
2005      26,955     $1.29  to  $1.25        $27,053      1.47%          1.00%  to  2.20%        11.08%        to     9.75%
2004      29,460     $1.17  to  $1.14        $26,369      1.45%          1.00%  to  2.20%        15.04%        to    14.40%(15)
2003      26,483     $1.01  to  $1.34        $20,529      0.81%          1.00%  to  1.85%        26.25%        to    34.00%(10)
2002      23,040     $0.80  to  $0.47        $13,368      0.84%          1.00%  to  1.70%       (20.00%)(7)    to   (18.97%)
2001      22,693     $0.90  to  $0.58        $15,731      0.27%          1.15%  to  1.70%       (21.74%)       to   (22.67%)

PUT VT INTL GRO & INC, CL IB
2005           8     $1.31  to  $1.31        $    10      0.96%          1.40%  to  1.40%        12.52%        to    12.52%
2004           7     $1.16  to  $1.16        $     8      1.26%          1.40%  to  1.40%        19.30%        to    19.30%
2003           7     $0.97  to  $0.97        $     7      1.10%          1.40%  to  1.40%        34.72%        to    34.72%
2002          42     $0.72  to  $0.72        $    30      0.62%          1.40%  to  1.40%       (14.29%)       to   (14.29%)
2001          55     $0.84  to  $0.84        $    47      0.95%          1.40%  to  1.40%       (22.22%)       to   (22.22%)

PUT VT INTL NEW OPP, CL IB
2005       2,873     $0.79  to  $0.95        $ 2,327      0.65%          1.00%  to  1.40%        17.19%        to    16.72%
2004       3,043     $0.68  to  $0.81        $ 2,108      1.35%          1.00%  to  1.40%        12.22%        to    11.77%
2003       4,466     $0.60  to  $0.73        $ 2,904      0.34%          1.00%  to  1.40%        30.43%        to    32.73%
2002       3,772     $0.46  to  $0.55        $ 1,791      0.53%          1.00%  to  1.40%       (13.21%)       to   (15.38%)
2001       6,641     $0.53  to  $0.65        $ 3,964        --           1.00%  to  1.40%       (30.26%)       to   (30.11%)


--------------------------------------------------------------------------------
415 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                           AT DEC. 31                                  FOR THE YEAR ENDED DEC. 31
          --------------------------------------------  ------------------------------------------------------------------
           UNITS   ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT        EXPENSE RATIO             TOTAL RETURN
          (000S)     LOWEST TO HIGHEST        (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)      LOWEST TO HIGHEST(3)
          ----------------------------------------------------------------------------------------------------------------
PUT VT NEW OPP, CL IA
2005       2,187     $2.02  to  $2.02        $ 4,420      0.39%          1.40%  to  1.40%         8.80%        to     8.80%
2004       2,928     $1.86  to  $1.86        $ 5,432        --           1.40%  to  1.40%         9.03%        to     9.03%
2003       3,442     $1.70  to  $1.70        $ 5,858        --           1.40%  to  1.40%        30.77%        to    30.77%
2002       4,079     $1.30  to  $1.30        $ 5,307        --           1.40%  to  1.40%       (31.22%)       to   (31.22%)
2001       4,835     $1.89  to  $1.89        $ 9,152        --           1.40%  to  1.40%       (31.02%)       to   (31.02%)

PUT VT RESEARCH, CL IB
2005         360     $1.11  to  $1.38        $   402      0.83%          1.00%  to  1.85%         3.97%        to     3.10%
2004         375     $1.07  to  $1.33        $   404        --           1.00%  to  1.85%         6.49%        to     5.59%
2003         335     $1.00  to  $1.26        $   337      0.10%          1.00%  to  1.85%        23.46%        to    26.00%(10)
2002          65     $0.81  to  $0.81        $    52        --           1.00%  to  1.35%       (19.00%)(7)    to   (19.00%)(7)
2001          --        --         --             --        --             --         --            --   --

PUT VT SM CAP VAL, CL IB
2005         311     $1.26  to  $1.23        $   389      0.14%          1.15%  to  2.20%         5.81%        to     4.71%
2004         126     $1.19  to  $1.18        $   151        --           1.15%  to  2.20%        20.04%(15)    to    19.20%(15)
2003          --        --         --             --        --              --         --           --                  --
2002          --        --         --             --        --              --         --           --                  --
2001          --        --         --             --        --              --         --           --                  --

PUT VT VISTA, CL IB
2005      19,960     $0.71  to  $1.24        $13,431        --           1.00%  to  2.20%        11.04%        to     9.72%
2004      23,065     $0.64  to  $1.13        $13,950        --           1.00%  to  2.20%        17.43%        to    14.79%(15)
2003      24,994     $0.55  to  $1.32        $12,958        --           1.00%  to  1.85%        30.95%        to    32.00%(10)
2002      27,090     $0.42  to  $0.33        $10,597        --           1.00%  to  1.70%       (30.00%)       to   (31.25%)
2001      33,428     $0.60  to  $0.48        $19,129        --           1.00%  to  1.70%       (34.78%)       to   (34.25%)

PUT VT VOYAGER, CL IA
2005         604     $1.36  to  $1.36        $   820      0.95%          1.40%  to  1.40%         4.47%        to     4.47%
2004         747     $1.30  to  $1.30        $   971      0.48%          1.40%  to  1.40%         3.87%        to     3.87%
2003         906     $1.25  to  $1.25        $ 1,134      0.65%          1.40%  to  1.40%        23.76%        to    23.76%
2002       1,025     $1.01  to  $1.01        $ 1,039      0.88%          1.40%  to  1.40%       (27.34%)       to   (27.34%)
2001       1,116     $1.39  to  $1.39        $ 1,554      0.12%          1.40%  to  1.40%       (23.63%)       to   (23.63%)

PUT VT VOYAGER, CL IB
2005       2,658     $1.30  to  $1.30        $ 3,443      0.70%          1.40%  to  1.40%         4.23%        to     4.23%
2004       3,108     $1.24  to  $1.24        $ 3,862      0.26%          1.40%  to  1.40%         3.57%        to     3.57%
2003       3,645     $1.20  to  $1.20        $ 4,373      0.39%          1.40%  to  1.40%        23.71%        to    23.71%
2002       4,080     $0.97  to  $0.97        $ 3,974      0.66%          1.40%  to  1.40%       (27.61%)       to   (27.61%)
2001       4,806     $1.34  to  $1.34        $ 6,462        --           1.40%  to  1.40%       (23.86%)       to   (23.86%)

RVS VP BAL
2005       7,089     $0.99  to  $1.05        $10,143      2.57%          1.00%  to  1.80%         2.89%        to     2.06%
2004       8,244     $0.97  to  $1.03        $11,890      2.27%          1.00%  to  1.80%         8.50%        to     7.65%
2003       8,383     $0.89  to  $0.96        $11,978      2.26%          1.00%  to  1.80%        18.67%        to    (4.00%)
2002       8,237     $0.75  to  $0.74        $10,219      2.58%          1.00%  to  1.80%       (13.79%)       to   (13.95%)(5)
2001       8,755     $0.87  to  $0.86        $13,311      2.51%          1.00%  to  1.60%       (11.22%)       to   (12.24%)

RVS VP CASH MGMT
2005      26,657     $1.07  to  $0.99        $28,914      2.59%          1.00%  to  2.20%         1.59%        to     0.39%
2004      27,673     $1.05  to  $0.99        $29,764      0.73%          1.00%  to  2.20%        (0.27%)       to    (0.90%)(15)
2003      27,953     $1.05  to  $0.99        $29,988      0.51%          1.00%  to  1.85%        (0.94%)       to    (1.00%)(10)
2002      35,240     $1.06  to  $0.99        $38,732      1.16%          1.00%  to  1.80%         0.00%        to    (1.00%)(5)
2001      33,561     $1.06  to  $1.05        $37,056      3.41%          1.00%  to  1.60%         2.91%        to     1.94%


--------------------------------------------------------------------------------
416 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                           AT DEC. 31                                  FOR THE YEAR ENDED DEC. 31
          --------------------------------------------  ------------------------------------------------------------------
           UNITS   ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT        EXPENSE RATIO             TOTAL RETURN
          (000S)     LOWEST TO HIGHEST        (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)      LOWEST TO HIGHEST(3)
          ----------------------------------------------------------------------------------------------------------------
RVS VP DIV BOND
2005      30,043     $1.13  to  $1.03        $38,123      3.71%          1.00%  to  2.20%         1.10%        to    (0.09%)
2004      31,737     $1.11  to  $1.03        $40,367      3.85%          1.00%  to  2.20%         3.45%        to     2.86%(15)
2003      15,697     $1.08  to  $1.02        $20,544      3.56%          1.00%  to  1.85%         3.85%        to     2.00%(10)
2002       9,269     $1.04  to  $1.01        $13,344      5.06%          1.00%  to  1.70%         4.00%(7)     to     1.00%(5)
2001      10,726     $1.12  to  $1.09        $15,098      6.46%          1.15%  to  1.60%         6.67%        to     5.83%

RVS VP DIV EQ INC
2005      60,233     $1.44  to  $1.28        $88,882      1.74%          1.00%  to  2.20%        12.38%        to    11.04%
2004      12,504     $1.28  to  $1.15        $17,312      1.65%          1.00%  to  2.20%        17.03%        to    15.94%(15)
2003       8,086     $1.10  to  $1.44        $ 9,464      1.54%          1.00%  to  1.85%        41.03%        to    44.00%(10)
2002       3,592     $0.78  to  $0.86        $ 3,025      1.57%          1.00%  to  1.70%       (22.00%)(7)    to   (20.37%)
2001       2,281     $1.01  to  $1.08        $ 2,436      1.26%          1.15%  to  1.70%         1.00%        to     0.00%

RVS VP EMER MKTS
2005      27,965     $1.90  to  $1.52        $43,466      0.20%          1.15%  to  2.20%        32.27%        to    30.90%
2004       9,386     $1.43  to  $1.16        $11,078      6.36%          1.15%  to  2.20%        22.73%        to    18.99%(15)
2003          61     $1.17  to  $1.17        $    71      1.42%          1.15%  to  1.25%        39.29%        to    39.29%
2002          94     $0.84  to  $0.84        $    79        --           1.15%  to  1.25%        (6.67%)       to    (6.67%)
2001          46     $0.90  to  $0.90        $    42      0.03%          1.15%  to  1.25%        (2.17%)       to    (2.17%)

RVS VP GRO
2005       1,409     $1.13  to  $1.13        $   847      0.37%          1.00%  to  2.20%         7.53%        to     6.25%
2004       1,450     $1.05  to  $1.07        $   800      0.32%          1.00%  to  2.20%         7.35%        to     7.26%(15)
2003       1,426     $0.98  to  $1.22        $   778      0.21%          1.00%  to  1.85%        20.99%        to    22.00%(10)
2002         790     $0.81  to  $0.38        $   300      0.07%          1.00%  to  1.60%       (19.00%)(7)    to   (26.92%)
2001         857     $0.50  to  $0.52        $   443        --           1.40%  to  1.60%       (32.43%)       to   (32.47%)

RVS VP HI YIELD BOND
2005      25,254     $1.24  to  $1.10        $28,933      6.44%          1.15%  to  2.20%         2.83%        to     1.74%
2004      13,631     $1.21  to  $1.08        $15,492      6.97%          1.15%  to  2.20%        10.12%        to     8.02%(15)
2003       9,802     $1.10  to  $1.08        $10,237      7.71%          1.15%  to  1.80%        23.60%        to     8.00%(5)(*)
2002       9,364     $0.89  to  $0.83        $ 7,927      7.49%          1.15%  to  1.70%        (7.29%)       to    (7.78%)
2001      10,414     $0.96  to  $0.90        $ 9,593     11.02%          1.15%  to  1.70%         4.35%        to     3.45%

RVS VP INC OPP
2005          52     $1.11  to  $1.10        $    76      5.61%          1.15%  to  2.20%         2.12%        to     1.09%
2004      15,060     $1.09  to  $1.09        $16,390      6.58%          1.15%  to  2.20%         9.53%(16)    to     8.84%(16)
2003          --        --         --             --        --             --         --            --                  --
2002          --        --         --             --        --             --         --            --                  --
2001          --        --         --             --        --             --         --            --                  --

RVS VP INTL OPP
2005       1,686     $1.29  to  $1.27        $ 2,378      1.38%          1.15%  to  2.20%        12.55%        to    11.38%
2004       1,983     $1.14  to  $1.14        $ 2,515      1.10%          1.15%  to  2.20%        15.82%(15)    to    15.01%(15)
2003       2,080     $1.11  to  $1.11        $ 2,309      0.92%          1.40%  to  1.40%        26.14%        to    26.14%
2002       2,254     $0.88  to  $0.88        $ 1,981      0.99%          1.40%  to  1.40%       (19.27%)       to   (19.27%)
2001       2,733     $1.09  to  $1.09        $ 2,978      1.22%          1.40%  to  1.40%       (29.68%)       to   (29.68%)

RVS VP LG CAP EQ
2005      90,004     $1.11  to  $1.09        $85,540      1.14%          1.15%  to  2.20%         4.96%        to     3.87%
2004      57,070     $1.06  to  $1.05        $53,075      1.11%          1.15%  to  2.20%         5.87%(15)    to     5.14%(15)
2003       6,065     $0.66  to  $1.31        $ 7,907      0.62%          1.20%  to  1.80%        26.92%        to    31.00%(11)
2002       5,886     $0.52  to  $0.51        $ 6,413      0.53%          1.20%  to  1.65%       (22.39%)       to   (23.88%)
2001       7,991     $0.67  to  $0.67        $10,534      0.30%          1.20%  to  1.70%       (19.28%)       to   (19.28%)



--------------------------------------------------------------------------------
417 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                  AT DEC. 31                                   FOR THE YEAR ENDED DEC. 31
               --------------------------------------------  --------------------------------------------------------------
                UNITS   ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT       EXPENSE RATIO              TOTAL RETURN
               (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
               ------------------------------------------------------------------------------------------------------------
RVS VP LG CAP VAL
2005               103      $1.14  to  $1.12        $   117       1.57%         1.15%  to  2.20%      3.34%      to    2.27%
2004                43      $1.10  to  $1.10        $    49       2.65%         1.15%  to  2.20%     10.84%(15)  to   10.06%(15)
2003                --         --         --             --         --            --         --         --               --
2002                --         --         --             --         --            --         --         --               --
2001                --         --         --             --         --            --         --         --               --

RVS VP MID CAP GRO
2005             4,660      $1.46  to  $1.15        $ 6,202         --          1.00%  to  2.20%      9.03%      to    7.73%
2004             2,931      $1.33  to  $1.06        $ 3,592         --          1.00%  to  2.20%      8.02%      to    7.64%(15)
2003               139      $1.24  to  $1.26        $   166         --          1.00%  to  1.85%     21.57%      to   26.00%(10)
2002                20      $1.02  to  $1.02        $    20         --          1.00%  to  1.50%      2.00%(9)   to    2.00%(9)
2001                --         --         --             --         --            --         --         --               --

RVS VP NEW DIM
2005            25,035      $0.74  to  $1.02        $20,612       0.59%         1.00%  to  2.20%      0.30%      to   (0.90%)
2004            26,605      $0.74  to  $1.03        $21,999       1.04%         1.00%  to  2.20%      2.25%      to    3.34%(15)
2003            23,456      $0.72  to  $1.25        $19,304       0.68%         1.00%  to  1.85%     22.03%      to   25.00%(10)
2002            19,141      $0.59  to  $0.54        $12,751       0.50%         1.00%  to  1.70%    (22.37%)     to  (22.86%)
2001            18,441      $0.76  to  $0.70        $16,072       0.23%         1.00%  to  1.70%    (17.39%)     to  (18.60%)

RVS VP S&P 500
2005            20,792      $0.88  to  $1.10        $20,130       1.39%         1.00%  to  2.20%      3.37%      to    2.14%
2004            20,888      $0.85  to  $1.08        $19,455       1.48%         1.00%  to  2.20%      9.17%      to    8.75%(15)
2003            17,073      $0.78  to  $1.28        $13,890       1.22%         1.00%  to  1.85%     27.87%      to   28.00%(10)
2002            12,693      $0.61  to  $0.61        $ 7,773       1.04%         1.00%  to  1.35%    (23.75%)     to  (23.75%)
2001             4,864      $0.80  to  $0.80        $ 3,895       1.10%         1.00%  to  1.35%    (12.77%)     to  (13.04%)

RVS VP SELECT VAL
2005                16      $1.09  to  $1.08        $    18       0.66%         1.15%  to  2.20%     (0.64%)     to   (1.69%)
2004                 2      $1.10  to  $1.09        $     3       1.37%         1.15%  to  2.20%     10.66%(15)  to    9.87%(15)
2003                --         --         --             --         --            --         --         --               --
2002                --         --         --             --         --            --         --         --               --
2001                --         --         --             --         --            --         --         --               --

RVS VP SHORT DURATION
2005            37,202      $1.18  to  $0.99        $41,599       2.90%         1.00%  to  2.20%      0.57%      to   (0.63%)
2004            34,307      $1.17  to  $0.99        $38,866       2.45%         1.00%  to  2.20%     (0.15%)     to   (0.61%)(15)
2003            32,487      $1.17  to  $0.99        $37,273       2.30%         1.00%  to  1.85%      0.00%      to   (1.00%)(10)
2002            25,382      $1.17  to  $1.14        $29,393       2.87%         1.00%  to  1.70%      5.41%      to    3.64%
2001            11,196      $1.11  to  $1.10        $12,400       4.47%         1.00%  to  1.70%      4.72%      to    4.76%

RVS VP SM CAP ADV
2005             4,222      $1.41  to  $1.47        $ 5,359         --          1.00%  to  1.80%      3.79%      to    2.97%
2004             4,474      $1.36  to  $1.42        $ 5,496       0.00%         1.00%  to  1.80%     17.36%      to   16.42%
2003             4,455      $1.16  to  $1.22        $ 4,704         --          1.00%  to  1.80%     46.84%      to   22.00%(5)(*)
2002             2,634      $0.79  to  $0.67        $ 1,921         --          1.00%  to  1.70%    (17.71%)     to  (18.29%)
2001             2,120      $0.96  to  $0.82        $ 1,886         --          1.00%  to  1.70%     (7.69%)     to   (7.87%)

RVS VP SM CAP VAL
2005            54,044      $1.34  to  $1.19        $70,303       0.25%         1.00%  to  2.20%      4.72%      to    3.47%
2004            19,542      $1.28  to  $1.15        $24,693       0.06%         1.00%  to  2.20%     18.82%      to   15.53%(15)
2003             1,963      $1.08  to  $1.40        $ 2,172       0.06%         1.00%  to  1.85%     36.71%      to   40.00%(10)
2002               297      $0.79  to  $0.79        $   235       0.33%         1.00%  to  1.70%    (21.00%)(7)  to  (21.00%)(6)
2001                --         --         --             --         --            --         --         --               --


--------------------------------------------------------------------------------
418 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                  AT DEC. 31                                  FOR THE YEAR ENDED DEC. 31
               --------------------------------------------  --------------------------------------------------------------
                UNITS   ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT       EXPENSE RATIO              TOTAL RETURN
               (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
               ------------------------------------------------------------------------------------------------------------
RVS VP STRATEGY AGGR
2005             2,484      $1.45  to  $1.45         $3,614       0.08%         1.40%  to  1.40%      7.66%      to    7.66%
2004             3,194      $1.35  to  $1.35         $4,315         --          1.40%  to  1.40%      7.88%      to    7.88%
2003             3,701      $1.25  to  $1.25         $4,635         --          1.40%  to  1.40%     26.26%      to   26.26%
2002             4,011      $0.99  to  $0.99         $3,955         --          1.40%  to  1.40%    (32.65%)     to  (32.65%)
2001             4,343      $1.47  to  $1.47         $6,383       0.21%         1.40%  to  1.40%    (33.78%)     to  (33.78%)

ROYCE MICRO-CAP
2005             1,872      $2.68  to  $2.34         $4,494       0.52%         1.40%  to  1.60%     10.06%      to    9.84%
2004             2,287      $2.44  to  $2.13         $4,986         --          1.40%  to  1.60%     12.26%      to   12.04%
2003             1,775      $2.17  to  $1.90         $3,476         --          1.40%  to  1.60%     46.62%      to   47.29%
2002             2,098      $1.48  to  $1.29         $2,748         --          1.40%  to  1.60%    (13.95%)     to  (14.57%)
2001             2,330      $1.72  to  $1.51         $3,540         --          1.40%  to  1.60%     28.36%      to   27.97%

ROYCE SM-CAP
2005             1,527      $2.57  to  $2.45         $3,740         --          1.40%  to  1.60%      7.06%      to    6.84%
2004             1,743      $2.40  to  $2.29         $3,997         --          1.40%  to  1.60%     23.22%      to   22.97%
2003             1,642      $1.95  to  $1.86         $3,066         --          1.40%  to  1.60%     39.29%      to   38.81%
2002             1,932      $1.40  to  $1.34         $2,594         --          1.40%  to  1.60%    (15.15%)     to  (15.19%)
2001             1,363      $1.65  to  $1.58         $2,166         --          1.40%  to  1.60%     19.57%      to   18.80%

STI CVT CAP APPR
2005             4,248      $1.25  to  $1.02         $4,843       0.17%         1.00%  to  1.90%     (1.88%)     to   (2.76%)
2004             1,751      $1.28  to  $1.05         $2,086       0.32%         1.00%  to  1.90%      5.69%      to    5.61%(15)
2003               564      $1.21  to  $1.20         $  679         --          1.00%  to  1.85%     21.00%(10)   to  20.00%(10)
2002                --         --         --             --         --            --         --         --               --
2001                --         --         --             --         --            --         --         --               --

STI CVT INTL EQ
2005                76      $1.89  to  $1.29         $  143       3.21%         1.00%  to  1.90%     11.84%      to   10.84%
2004                24      $1.69  to  $1.16         $   41       1.85%         1.00%  to  1.90%     18.16%      to   16.85%(15)
2003                16      $1.43  to  $1.42         $   23       1.14%         1.00%  to  1.85%     43.00%(10)  to   42.00%(10)
2002                --         --         --             --         --            --         --         --               --
2001                --         --         --             --         --            --         --         --               --

STI CVT INVEST GR BOND
2005               516      $1.06  to  $1.04         $  545       3.91%         1.00%  to  1.90%      1.16%      to    0.26%
2004               511      $1.05  to  $1.03         $  536       3.35%         1.00%  to  1.90%      3.12%      to    3.20%(15)
2003               299      $1.01  to  $1.00         $  304       3.50%         1.00%  to  1.85%      1.00%(10)  to    0.00%(10)
2002                --         --         --             --         --            --         --         --               --
2001                --         --         --             --         --            --         --         --               --

STI CVT LG CAP RELATIVE
VAL
2005               465      $1.57  to  $1.19         $  681       0.95%         1.00%  to  1.90%      7.95%      to    6.98%
2004               403      $1.46  to  $1.11         $  547       0.90%         1.00%  to  1.90%     13.17%      to   11.51%(15)
2003               246      $1.29  to  $1.27         $  305       1.26%         1.00%  to  1.85%     29.00%(10)  to   27.00%(10)
2002                --         --         --             --         --            --         --         --               --
2001                --         --         --             --         --            --         --         --               --

STI CVT LG CAP VAL EQ
2005               461      $1.48  to  $1.13         $  667       1.64%         1.00%  to  1.90%      2.72%      to    1.81%
2004               448      $1.44  to  $1.11         $  635       1.56%         1.00%  to  1.90%     14.15%      to   11.55%(15)
2003               235      $1.26  to  $1.26         $  297       1.88%         1.00%  to  1.85%     26.00%(10)  to   26.00%(10)
2002                --         --         --             --         --            --         --         --               --
2001                --         --         --             --         --            --         --         --               --


--------------------------------------------------------------------------------
419 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                   AT DEC. 31                                  FOR THE YEAR ENDED DEC. 31
                   -------------------------------------------- ---------------------------------------------------------------
                    UNITS   ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT       EXPENSE RATIO            TOTAL RETURN
                    (000S)     LOWEST TO HIGHEST      (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)    LOWEST TO HIGHEST(3)
                   ------------------------------------------------------------------------------------------------------------
STI CVT MID-CAP EQ
2005                   130     $1.72    to    $1.30    $    215            0.45%   1.00%   to   1.90%  13.19%       to   12.18%
2004                   141     $1.52    to    $1.16    $    206            0.72%   1.00%   to   1.90%  15.66%       to   16.43%(15)
2003                    82     $1.32    to    $1.30    $    108            1.41%   1.00%   to   1.85%  32.00%(10)   to   30.00%(10)
2002                    --        --             --          --              --      --           --      --                --
2001                    --        --             --          --              --      --           --      --                --

STI CVT SM CAP VAL EQ
2005                 2,564     $1.92    to    $1.30    $  4,056            0.49%   1.00%   to   1.90%  10.79%       to    9.80%
2004                 1,362     $1.73    to    $1.18    $  1,988            0.27%   1.00%   to   1.90%  22.95%       to   19.13%(15)
2003                   228     $1.41    to    $1.39    $    319            0.63%   1.00%   to   1.85%  41.00%(10)   to   39.00%(10)
2002                    --        --             --          --              --      --           --      --                --
2001                    --        --             --          --              --      --           --      --                --

THIRD AVE VAL
2005                 2,399     $2.39    to    $2.56    $  5,967            1.32%   1.40%   to   1.60%  13.04%       to   12.81%
2004                 2,369     $2.11    to    $2.27    $  5,190            0.54%   1.40%   to   1.60%  18.23%       to   17.99%
2003                 2,379     $1.79    to    $1.92    $  4,402            0.18%   1.40%   to   1.60%  40.94%       to   40.15%
2002                 2,861     $1.27    to    $1.37    $  3,776            0.19%   1.40%   to   1.60% (11.81%)      to  (12.18%)
2001                 2,794     $1.44    to    $1.56    $  4,225            0.15%   1.40%   to   1.60%  11.63%       to   12.23%

VANK LIT COMSTOCK, CL II
2005               121,404     $1.52    to    $1.15    $162,337            0.63%   1.00%   to   2.20%   3.08%       to    1.85%
2004                38,969     $1.48    to    $1.13    $ 51,759            0.27%   1.00%   to   2.20%  16.26%       to   12.98%(15)
2003                 3,766     $1.27    to    $1.30    $  4,777            0.38%   1.00%   to   1.85%  29.59%       to   30.00%(10)
2002                   578     $0.98    to    $0.98    $    567              --    1.00%   to   1.80%  (2.00%)(9)   to   (2.00%)(9)
2001                    --        --             --          --              --      --           --      --                --

VANK LIT GRO & INC, CL II
2005                 3,937     $1.49    to    $1.55    $  5,781            0.85%   1.00%   to   1.85%   8.63%       to    7.71%
2004                 3,970     $1.38    to    $1.44    $  5,382            0.60%   1.00%   to   1.85%  12.98%       to   12.03%
2003                 1,897     $1.22    to    $1.29    $  2,327            0.18%   1.00%   to   1.85%  27.08%       to   29.00%(10)
2002                   124     $0.96    to    $0.96    $    120              --    1.00%   to   1.50%  (4.00%)(9)   to   (4.00%)(9)
2001                    --        --             --          --              --      --           --      --                --

VANK UIF U.S. REAL EST, CL I
2005                 1,136     $2.05    to    $2.18    $  2,271            1.19%   1.00%   to   1.85%  15.89%       to   14.92%
2004                 1,201     $1.77    to    $1.90    $  2,082            1.73%   1.00%   to   1.85%  35.06%       to   33.92%
2003                   525     $1.31    to    $1.42    $    696              --    1.00%   to   1.85%  31.00%(9)(*) to   42.00%(10)
2002                    60     $0.96    to    $0.96    $     58           27.24%   1.10%   to   1.40%  (4.00%)(9)   to   (4.00%)(9)
2001                    --        --             --          --              --      --           --      --                --

VANK UIF U.S. REAL EST, CL II
2005                 2,828     $1.59    to    $1.57    $  4,462            1.18%   1.15%   to   2.20%  15.42%       to   14.23%
2004                 1,311     $1.38    to    $1.37    $  1,803            0.77%   1.15%   to   2.20%  38.80%(15)   to   37.83%(15)
2003                    --        --             --          --              --      --           --      --                --
2002                    --        --             --          --              --      --           --      --                --
2001                    --        --             --          --              --      --           --      --                --

WANGER INTL SM CAP
2005                26,574     $1.45    to    $1.42    $ 36,841            0.69%   1.15%   to   2.20%  20.14%       to   18.89%
2004                 9,988     $1.21    to    $1.20    $ 11,135            0.16%   1.15%   to   2.20%  21.23%(15)   to   20.38%(15)
2003                 3,742     $1.04    to    $0.52    $  3,311            0.14%   1.40%   to   1.60%  46.48%       to   48.57%
2002                 1,688     $0.71    to    $0.35    $    811              --    1.40%   to   1.60% (14.46%)      to  (16.67%)
2001                 2,843     $0.83    to    $0.42    $  1,454              --    1.40%   to   1.60% (22.43%)      to  (22.22%)


--------------------------------------------------------------------------------
420 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                   AT DEC. 31                                  FOR THE YEAR ENDED DEC. 31
                   -------------------------------------------- ---------------------------------------------------------------
                    UNITS   ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT       EXPENSE RATIO            TOTAL RETURN
                    (000S)     LOWEST TO HIGHEST      (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)    LOWEST TO HIGHEST(3)
                   ------------------------------------------------------------------------------------------------------------
WANGER U.S. SM CO
2005                29,810     $1.27    to    $1.25     $38,709              --    1.15%   to   2.20%   9.98%       to    8.84%
2004                 9,792     $1.16    to    $1.15     $11,758              --    1.15%   to   2.20%  16.98%(15)   to   16.17%(15)
2003                 1,322     $1.33    to    $1.01     $ 1,494              --    1.40%   to   1.60%  41.49%       to   40.28%
2002                 1,191     $0.94    to    $0.72     $   949              --    1.40%   to   1.60% (18.26%)      to  (18.18%)
2001                 1,390     $1.15    to    $0.88     $ 1,315            0.04%   1.40%   to   1.60%  10.58%       to   10.00%

WF ADV VT ASSET ALLOC
2005                30,390     $1.13    to    $1.11     $31,846            2.06%   1.15%   to   2.20%   3.79%       to    2.70%
2004                33,126     $1.08    to    $1.08     $33,485            2.04%   1.15%   to   2.20%   8.94%(15)   to    8.19%(15)
2003                34,765     $0.95    to    $1.24     $32,657            1.62%   1.20%   to   1.80%  20.25%       to   24.00%(11)
2002                34,091     $0.79    to    $0.77     $26,564            2.06%   1.20%   to   1.70% (13.19%)      to  (14.44%)
2001                33,330     $0.91    to    $0.90     $30,216            1.70%   1.20%   to   1.70%  (8.08%)      to   (8.16%)

WF ADV VT C&B LG CAP VAL
2005                 4,339     $1.11    to    $1.09     $ 4,510            0.78%   1.15%   to   2.20%   1.93%       to    0.86%
2004                 4,564     $1.08    to    $1.08     $ 4,663            1.61%   1.15%   to   2.20%   8.68%(15)   to    7.92%(15)
2003                 4,325     $0.94    to    $1.30     $ 4,035            1.68%   1.20%   to   1.80%  23.68%       to   30.00%(11)
2002                 3,893     $0.76    to    $0.75     $ 2,937            1.40%   1.20%   to   1.70% (24.75%)      to  (25.00%)
2001                 2,808     $1.01    to    $1.00     $ 2,831            0.67%   1.20%   to   1.70%  (7.34%)      to   (8.26%)

WF ADV VT EQ INC.
2005                21,112     $1.13    to    $1.11     $24,863            1.46%   1.15%   to   2.20%   4.17%       to    3.10%
2004                18,932     $1.08    to    $1.08     $21,530            1.64%   1.15%   to   2.20%   8.58%(15)   to    7.81%(15)
2003                15,051     $1.05    to    $1.27     $15,686            1.60%   1.20%   to   1.80%  25.00%       to   27.00%(11)
2002                14,017     $0.84    to    $0.83     $11,746            1.66%   1.20%   to   1.70% (20.75%)      to  (20.95%)
2001                10,575     $1.06    to    $1.05     $11,135            1.08%   1.20%   to   1.70%  (6.19%)      to   (6.25%)

WF ADV VT INTL CORE
2005                 3,442     $1.20    to    $1.18     $ 2,929            1.95%   1.15%   to   2.20%   8.44%       to    7.29%
2004                 3,415     $1.11    to    $1.10     $ 2,687            0.23%   1.15%   to   2.20%  10.84%(15)   to   10.06%(15)
2003                 2,654     $0.73    to    $1.39     $ 1,925            0.31%   1.20%   to   1.80%  30.36%       to   39.00%(11)
2002                 1,983     $0.56    to    $0.56     $ 1,110            0.20%   1.20%   to   1.70% (24.32%)      to  (23.29%)
2001                 1,568     $0.74    to    $0.73     $ 1,156            0.03%   1.20%   to   1.70% (16.85%       to  (17.98%)

WF ADV VT LG CO CORE
2005                 3,341     $1.03    to    $1.01     $ 2,143            0.56%   1.15%   to   2.20%  (3.36%)      to   (4.35%)
2004                 3,515     $1.06    to    $1.06     $ 2,336              --    1.15%   to   2.20%   7.38%(15)   to    6.63%(15)
2003                 3,213     $0.62    to    $1.24     $ 1,989              --    1.20%   to   1.80%  21.57%       to   24.00%(11)
2002                 2,890     $0.51    to    $0.50     $ 1,469            0.12%   1.20%   to   1.70% (27.14%)      to  (27.54%)
2001                 2,656     $0.70    to    $0.69     $ 1,846            0.01%   1.20%   to   1.70% (19.54%)      to  (20.69%)

WF ADV VT LG CO GRO
2005                69,394     $1.08    to    $1.06     $52,952            0.18%   1.15%   to   2.20%   4.49%       to    3.41%
2004                54,368     $1.03    to    $1.02     $37,475              --    1.15%   to   2.20%   4.28%(15)   to    3.55%(15)
2003                52,739     $0.66    to    $1.30     $34,570              --    1.20%   to   1.80%  24.53%       to   30.00%(11)
2002                51,559     $0.53    to    $0.52     $27,082              --    1.20%   to   1.70% (28.38%)      to  (29.73%)
2001                54,018     $0.74    to    $0.74     $39,973              --    1.20%   to   1.70% (22.11%)      to  (22.11%)

WF ADV VT MONEY MKT
2005                10,781     $1.01    to    $0.99     $11,261            2.53%   1.15%   to   2.20%   1.41%       to    0.35%
2004                10,935     $1.00    to    $0.99     $11,367            0.68%   1.15%   to   2.20%  (0.18%)(15)  to   (0.89%)(15)
2003                14,638     $1.06    to    $0.99     $15,242            0.66%   1.20%   to   1.80%   0.00%       to   (1.00%)(11)
2002                20,466     $1.06    to    $1.04     $21,473            1.33%   1.20%   to   1.70%   0.00%       to    0.00%
2001                27,005     $1.06    to    $1.04     $28,354            3.25%   1.20%   to   1.70%   1.92%       to    1.96%


--------------------------------------------------------------------------------
421 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                       AT DEC. 31                                   FOR THE YEAR ENDED DEC. 31
                       ------------------------------------------ ---------------------------------------------------------------
                        UNITS  ACCUMULATION UNIT VALUE NET ASSETS   INVESTMENT       EXPENSE RATIO           TOTAL RETURN
                       (000S)     LOWEST TO HIGHEST      (000S)   INCOME RATIO(1) LOWEST TO HIGHEST(2)    LOWEST TO HIGHEST(3)
                       ----------------------------------------------------------------------------------------------------------
WF ADV VT SM CAP GRO
2005                    14,211      $1.12 to $1.10       $5,929          --          1.15% to 2.20%      5.03%     to   3.94%
2004                    16,045      $1.06 to $1.06       $6,389          --          1.15% to 2.20%      8.95%(15) to   8.18%(15)
2003                    16,745      $0.36 to $1.49       $5,940          --          1.20% to 1.80%     44.00%     to  49.00%(11)
2002                    16,169      $0.25 to $0.25       $4,090          --          1.20% to 1.70%    (40.48%)    to (39.02%)
2001                    18,634      $0.42 to $0.41       $7,738          --          1.20% to 1.70%    (25.00%)    to (26.79%)

WF ADV VT TOTAL RETURN BOND
2005                    21,845      $1.04 to $1.03       $26,184       3.70%         1.15% to 2.20%      0.74%     to  (0.31%)
2004                    11,723      $1.04 to $1.03       $14,553       3.39%         1.15% to 2.20%      3.39%(15) to   2.68%(15)
2003                     7,836      $1.30 to $1.01       $10,043       4.21%         1.20% to 1.80%      6.56%     to   1.00%(11)
2002                     8,505      $1.22 to $1.18       $10,200       5.93%         1.20% to 1.70%      7.02%     to   5.36%
2001                     6,938      $1.14 to $1.12       $ 7,822       6.09%         1.20% to 1.70%      5.56%     to   5.66%



(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. These ratios are annualized for periods less than one year.
(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of maximum to minimum values, based on the price level representing the minimum and maximum expense ratio amounts, some individual price level total returns are not within the ranges presented due to the introduction of new price levels during the year and other market factors.
(4)  Operations commenced on May 1, 2001.
(5)  Operations commenced on March 1, 2002.
(6)  Operations commenced on May 1, 2002.
(7)  Operations commenced on May 21, 2002.
(8)  Operations commenced on July 31, 2002.
(9)  Operations commenced on Aug. 30, 2002.
(10) Operations commenced on Jan. 29, 2003.
(11) Operations commenced on March 3, 2003.
(12) Operations commenced on April 7, 2003.
(13) Operations commenced on April 14, 2003.
(14) Operations commenced on Dec. 8, 2003.
(15) Operations commenced on April 30, 2004.
(16) Operations commenced on June 1, 2004.
(17) Operations commenced on Feb. 25, 2005.
(*)  No activity in 2002.


--------------------------------------------------------------------------------
422 - AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

American Enterprise Life Insurance Company
------------------------------------------------------------------------------


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying Consolidated Balance Sheets of American Enterprise Life Insurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2005 and 2004, and the related Consolidated Statements of Income, Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of American Enterprise Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American Enterprise Life Insurance Company at December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the Consolidated Financial Statements, in 2004 American Enterprise Life Insurance Company adopted the provisions of the American Institute of Certified Public Accountants' Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts."


                                               /s/ Ernst & Young LLP
                                               -------------------------------
                                                   Ernst & Young LLP



Minneapolis, Minnesota
February 27, 2006

American Enterprise Life Insurance Company
------------------------------------------------------------------------------

CONSOLIDATED BALANCE SHEETS

DECEMBER 31, (THOUSANDS, EXCEPT SHARE DATA)                                                    2005            2004
 ASSETS

Investments:
Available-for-Sale:
   Fixed maturities, at fair value (amortized cost: 2005, $5,818,741; 2004, $6,257,483)      $5,757,419     $6,368,833
   Preferred and common stocks, at fair value (cost: 2005, $0; 2004, $6,000)                         --          6,246
Mortgage loans on real estate, at cost (less allowance for losses: 2005 and 2004, $6,862)       355,306        420,899
Other investments                                                                                 1,108          2,286
----------------------------------------------------------------------------------------------------------------------
      Total investments                                                                       6,113,833      6,798,264

Cash and cash equivalents                                                                           859         47,356
Amounts due from brokers                                                                             75             71
Other accounts receivable                                                                         7,560          4,299
Accrued investment income                                                                        60,562         67,655
Deferred policy acquisition costs                                                               344,215        299,708
Deferred sales inducement costs                                                                  54,359         49,822
Deferred income tax assets, net                                                                  23,883             --
Other assets                                                                                     20,108          3,394
Separate account assets                                                                       2,884,054      1,878,620
----------------------------------------------------------------------------------------------------------------------
      Total assets                                                                           $9,509,508     $9,149,189
======================================================================================================================

 LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
Future policy benefits:
   Fixed annuities                                                                           $5,754,763     $6,325,427
   Variable annuity guarantees                                                                    7,129          5,505
Policy claims and other policyholders' funds                                                      8,002          4,150
Amounts due to brokers                                                                           31,682          6,962
Deferred income tax liabilities, net                                                                 --         34,984
Other liabilities                                                                                40,316         41,826
Separate account liabilities                                                                  2,884,054      1,878,620
----------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                       8,725,946      8,297,474
----------------------------------------------------------------------------------------------------------------------

Stockholder's equity:
   Capital stock, $150 par value; 100,000 shares authorized, 20,000 shares issued and
     outstanding                                                                                  3,000          3,000
   Additional paid-in capital                                                                   591,872        591,872
   Retained earnings                                                                            224,410        199,175
   Accumulated other comprehensive (loss) income, net of tax:
      Net unrealized securities (losses) gains                                                  (35,708)        62,082
      Net unrealized derivative losses                                                              (12)        (4,414)
----------------------------------------------------------------------------------------------------------------------
   Total accumulated other comprehensive (loss) income                                          (35,720)        57,668
----------------------------------------------------------------------------------------------------------------------
      Total stockholder's equity                                                                783,562        851,715
----------------------------------------------------------------------------------------------------------------------
Total liabilities and stockholder's equity                                                   $9,509,508     $9,149,189
======================================================================================================================

See Notes to Consolidated Financial Statements.

American Enterprise Life Insurance Company
------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF INCOME

YEARS ENDED DECEMBER 31, (THOUSANDS)                       2005           2004          2003
 REVENUES

Net investment income                                    $348,265       $376,487      $372,194
Contractholder charges                                     14,779         11,211         7,528
Mortality and expense risk and other fees                  43,307         24,801        13,749
Net realized (loss) gain on investments                    (1,361)         5,193        25,105
----------------------------------------------------------------------------------------------
   Total revenues                                         404,990        417,692       418,576
----------------------------------------------------------------------------------------------

 BENEFITS AND EXPENSES

Death and other benefits for investment contracts          17,193         15,438         6,342
Interest credited to account values                       206,424        226,033       262,399
Amortization of deferred policy acquisition costs          63,781         60,836        38,392
Separation costs                                            9,828             --            --
Other insurance and operating expenses                     74,075         72,185        54,739
----------------------------------------------------------------------------------------------
   Total benefits and expenses                            371,301        374,492       361,872
----------------------------------------------------------------------------------------------
Income before income tax provision and accounting change   33,689         43,200        56,704
Income tax provision                                        8,454         18,008        19,075
----------------------------------------------------------------------------------------------
Income before accounting change                            25,235         25,192        37,629
Cumulative effect of accounting change, net of tax             --         (3,562)           --
----------------------------------------------------------------------------------------------
Net income                                                $25,235       $ 21,630      $ 37,629
==============================================================================================

See Notes to Consolidated Financial Statements.

American Enterprise Life Insurance Company
------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, (THOUSANDS)                                                            2005           2004         2003

 CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                                   $  25,235      $  21,630    $   37,629
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
   Cumulative effect of accounting change, net of tax                                               --          3,562            --
   Amortization of deferred policy acquisition costs                                            63,781         60,836        38,392
   Amortization of deferred sales inducement costs                                              14,313          9,685         7,213
   Capitalization of deferred policy acquisition costs                                         (89,256)       (65,864)      (99,000)
   Capitalization of deferred sales inducement costs                                           (15,411)       (13,488)      (21,890)
   Amortization of premium, net                                                                 22,977         26,459        23,699
   Deferred income tax (benefit) provision                                                      (8,581)        21,835        15,420
   Net realized loss (gain) on investments                                                       1,361         (5,193)      (25,105)
Changes in operating assets and liabilities:
   Other accounts receivable                                                                    (3,261)          (727)       (1,988)
   Accrued investment income                                                                     7,093          2,936       (14,143)
   Policy claims and other policyholder's funds                                                  3,852          1,050        (5,950)
   Other assets and liabilities, net                                                            (8,669)       (14,981)       (1,661)
-----------------------------------------------------------------------------------------------------------------------------------
      Net cash provided by (used in) operating activities                                       13,434         47,740       (47,384)
-----------------------------------------------------------------------------------------------------------------------------------

 CASH FLOWS FROM INVESTING ACTIVITIES

Available-for-Sale securities:
   Sales                                                                                       579,784        341,077     3,365,402
   Maturities, sinking fund payments and calls                                                 577,264        400,057       875,785
   Purchases                                                                                  (735,554)      (480,031)   (5,678,854)
Other investments:
   Sales, maturities, sinking fund payments and calls                                           77,068        126,676        72,281
   Purchases                                                                                   (11,564)        (9,338)      (25,287)
Change in amounts due to and from brokers, net                                                  24,716        (68,018)     (910,172)
-----------------------------------------------------------------------------------------------------------------------------------
      Net cash provided by (used in) investing activities                                      511,714        310,423    (2,300,845)
-----------------------------------------------------------------------------------------------------------------------------------

 CASH FLOWS FROM FINANCING ACTIVITIES

Activity related to investment contracts:
   Considerations received                                                                      37,847        202,999     1,733,030
   Interest credited to account values                                                         206,424        226,033       262,399
   Surrenders and other benefits                                                              (815,916)      (748,904)     (756,827)
-----------------------------------------------------------------------------------------------------------------------------------
      Net cash (used in) provided by financing activities                                     (571,645)      (319,872)    1,238,602
-----------------------------------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash and cash equivalents                                           (46,497)        38,291    (1,109,627)
Cash and cash equivalents at beginning of year                                                  47,356          9,065     1,118,692
-----------------------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of year                                                     $     859      $  47,356    $    9,065
===================================================================================================================================

Supplemental disclosures:
   Income taxes paid (refunded)                                                              $     288      $  (6,992)   $    3,266
   Interest paid on borrowings                                                               $     326      $     378    $      373

See Notes to Consolidated Financial Statements.

American Enterprise Life Insurance Company
------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                         ADDITIONAL               ACCUMULATED OTHER
                                                                             CAPITAL      PAID-IN       RETAINED    COMPREHENSIVE
FOR THE THREE YEARS ENDED DECEMBER 31, 2005 (THOUSANDS)        TOTAL          STOCK       CAPITAL       EARNINGS    INCOME (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Balances at December 31, 2002                                 $825,813        $3,000      $591,872      $139,916       $ 91,025
Comprehensive loss:
   Net income                                                   37,629            --            --        37,629             --
   Change in unrealized holding losses on securities, net      (44,180)           --            --            --        (44,180)
   Reclassification adjustment for losses on derivatives
         included in net income, net                             4,417            --            --            --          4,417
                                                             ------------
   Total comprehensive loss                                     (2,134)           --            --            --             --
-----------------------------------------------------------------------------------------------------------------------------------

Balances at December 31, 2003                                  823,679         3,000       591,872       177,545         51,262
Comprehensive income:
   Net income                                                   21,630            --            --        21,630             --
   Change in unrealized holding gains on securities, net         2,004            --            --            --          2,004
   Reclassification adjustment for losses on derivatives
         included in net income, net                             4,402            --            --            --          4,402
                                                             ------------
   Total comprehensive income                                   28,036            --            --            --             --
-----------------------------------------------------------------------------------------------------------------------------------

Balances at December 31, 2004                                  851,715         3,000       591,872       199,175         57,668
Comprehensive loss:
   Net income                                                   25,235            --            --        25,235             --
   Change in unrealized holding losses on securities, net      (97,790)           --            --            --        (97,790)
   Reclassification adjustment for losses on derivatives
         included in net income, net                             4,402            --            --            --          4,402
                                                             ------------
   Total comprehensive loss                                    (68,153)           --            --            --             --
-----------------------------------------------------------------------------------------------------------------------------------

Balances at December 31, 2005                                 $783,562        $3,000      $591,872      $224,410       $(35,720)
===================================================================================================================================

See Notes to Consolidated Financial Statements.

American Enterprise Life Insurance Company
------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF BUSINESS

American Enterprise Life Insurance Company is a stock life insurance company domiciled in Indiana, which holds Certificates of Authority in the District of Columbia and all states except New York. American Enterprise Life Insurance Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is domiciled in Minnesota. IDS Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

American Enterprise Life Insurance Company owns American Enterprise REO 1, LLC which holds real estate investments. American Enterprise Life Insurance Company and its subsidiary are referred to collectively as "American Enterprise Life".

Prior to August 1, 2005, Ameriprise Financial was referred to as American Express Financial Corporation. On February 1, 2005, American Express Company (American Express) announced its intention to pursue the disposition of 100% of its shareholdings in what is now Ameriprise Financial (the Separation) through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and distribution of common shares to American Express shareholders (the Distribution). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the separation of its business and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes, and employees. American Enterprise Life was allocated certain separation and Distribution-related expenses incurred as a result of Ameriprise Financial becoming an independent company. Cumulatively, the expenses allocated to American Enterprise Life are significant to American Enterprise Life.

American Enterprise Life Insurance Company provides branded financial products and wholesaling services to support its annuity operation. American Enterprise Life principally underwrites fixed and variable annuity contracts primarily through regional and national financial institutions and regional and/or independent broker-dealers, in all states except New York. In past years, American Enterprise Life issued a nominal amount of variable universal life contracts.

American Enterprise Life's principal products are deferred annuities which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. American Enterprise Life's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, American Enterprise Life has the option of paying a higher rate set at its discretion. In addition, persons owning one type of annuity may have their interest calculated based on an increase in a broad-based stock market index.

Under American Enterprise Life's fixed and variable annuity products described above, the purchaser may choose among investment options that include American Enterprise Life's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

BASIS OF PRESENTATION

The accompanying Consolidated Financial Statements include the accounts of American Enterprise Life Insurance Company and its wholly-owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying Consolidated Financial Statements have been prepared in conformity with United States generally accepted accounting principles
(GAAP) which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance as included in Note 6. Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

PRINCIPLES OF CONSOLIDATION

American Enterprise Life consolidates all entities, in which it holds a greater than 50% voting interest. Entities in which American Enterprise Life holds a greater than 20% but less than 50% voting interest are accounted for under the equity method. All other investments are accounted for under the cost method unless American Enterprise Life determines that it exercises significant influence over the entity by means other than voting rights, in which case, these entities are either accounted for under the equity method or are consolidated, as appropriate.

American Enterprise Life Insurance Company
------------------------------------------------------------------------------

Qualifying Special Purpose Entities (QSPEs) under Statement of Financial Accounting Standards (SFAS) No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," are not consolidated. Such QSPEs include a securitization trust containing its rated collateralized debt obligations (CDOs) described in Note 2. American Enterprise Life sold all of its retained interest in this securitization trust in 2005.

BALANCE SHEET

INVESTMENTS

Investments consist of the following:

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value on the Consolidated Balance Sheets with unrealized gains (losses) recorded in accumulated other comprehensive income (loss) within equity, net of income tax provision (benefit) and net of adjustments in asset and liability balances, such as deferred policy acquisition costs (DAC), to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include issuer downgrade, default or bankruptcy. American Enterprise Life also considers the extent to which amortized cost exceeds fair value, the duration of that difference, and management's judgment about the issuer's current and prospective financial condition, as well as its ability and intent to hold until recovery. Other-than-temporary impairment charges are recorded in net realized gains (losses) on investments within the Consolidated Statements of Income. Fair value is generally based on quoted market prices.

Mortgage Loans on Real Estate, Net

Mortgage loans on real estate reflect principal amounts outstanding less allowance for mortgage loan losses. The allowance for mortgage loan losses is measured as the excess of the loan's recorded investment over the present value of its expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. Additionally, the level of the allowance for mortgage loan losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the allowance for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

American Enterprise Life generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Other Investments

Other investments principally include real estate and reflect properties acquired in satisfaction of debt and are carried at the lower of cost or the property's net realizable value.

CASH AND CASH EQUIVALENTS

American Enterprise Life has defined cash equivalents to include highly liquid investments with original maturities of 90 days or less.

DEFERRED POLICY ACQUISITION COSTS

DAC represents the costs of acquiring new business, principally direct sales commissions and other distribution costs that have been deferred on the sale of annuity products. These costs are deferred to the extent they are recoverable from future profits. DAC is amortized over periods approximating the lives of the business, generally as a percentage of estimated gross profits or as a portion of product interest margins depending on the product's characteristics.

For American Enterprise Life's annuity products, the DAC balances at any reporting date are supported by projections that show management expects there to be adequate estimated gross profits or interest margins after that date to amortize the remaining DAC balances. These projections are inherently uncertain because they require management to make assumptions about financial markets, anticipated mortality levels, and contractholder behavior over periods extending well into the future. Projection periods used for American Enterprise Life's annuity business are typically 10 to 15 years. Management regularly monitors financial market conditions and actual contractholder behavior experience and compares them to its assumptions. For annuity products, the assumptions made in projecting future results and calculating the DAC balances and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in DAC balances and an increase in DAC

American Enterprise Life Insurance Company
------------------------------------------------------------------------------

amortization expenses while a decrease in amortization percentage will result in an increase in DAC balances and a decrease in DAC amortization expenses. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

DEFERRED SALES INDUCEMENT COSTS

Deferred sales inducement costs (DSIC) consist of bonus interest credits and deposit credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. These costs were previously included in DAC and were reclassified as part of the adoption of the American Institute of Certified Public Accountants (AICPA) Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are classified on the Consolidated Balance Sheets at fair value within other assets or liabilities. The fair value of American Enterprise Life's derivative financial instruments is determined using either market quotes or valuation models that are based upon the net present value of estimated future cash flows and incorporate current market data inputs. In certain instances, the fair value includes structuring costs incurred at the inception of the transactions. The accounting for the change in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any.

American Enterprise Life has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). For derivative financial instruments that do not qualify for hedge accounting, or are not designated as hedges, changes in the fair value are reported in current period earnings generally as a component of net investment income. See the "Derivatives Not Designated as Hedges" section of
Note 8 which describes the types of economic hedges used by American Enterprise Life.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities are funds held for exclusive benefit of variable annuity contractholders. American Enterprise Life receives mortality and expense risk and other fees, including payments from its affiliate, RiverSource Investments, LLC for providing certain sponsor and related servicing activity, which are based on asset levels, and guaranteed minimum death benefit (GMDB) fees from the related accounts. In addition, American Enterprise Life also receives marketing and administrative support payments from the affiliates of other companies' funds included as investment options in its variable products, which vary based on the level of variable assets. American Enterprise Life's major source of revenue from variable annuities it sells is mortality and expense risk and other fees.

American Enterprise Life provides contractual mortality assurances to variable annuity contractholders that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. American Enterprise Life makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. American Enterprise Life also guarantees that the rates at which administrative charges are deducted from contract funds will not exceed contractual maximums.

LIABILITIES FOR FUTURE POLICY BENEFITS

Fixed Annuities and Variable Annuity Guarantees

Liabilities for fixed and variable deferred annuities are equal to accumulation values which are the cumulative gross deposits, credited interest and fund performance less withdrawals and mortality and expense risk charges.

The majority of the variable annuity contracts offered by American Enterprise Life contain GMDB provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. American Enterprise Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings. These are referred to as gain gross-up (GGU) benefits. In addition, American Enterprise Life offers contracts containing guaranteed minimum withdrawal benefit (GMWB), guaranteed minimum income benefit (GMIB) and guaranteed minimum accumulation benefit (GMAB) provisions.

Effective January 1, 2004, liabilities for GMDB, GGU and GMIB benefits have been established under SOP 03-1. Actuarial models to simulate various equity market scenarios are used to project these benefits and contract assessments and include making significant assumptions related to customer asset value growth rates, mortality, persistency and investment margins. These assumptions, as well as their periodic review by management, are consistent with those used for DAC purposes. Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. See the "Recently Issued Accounting Standards" section below and Note 4 for more information about these guaranteed benefits.

American Enterprise Life Insurance Company
------------------------------------------------------------------------------

GMWB and GMAB provisions are considered embedded derivatives under SFAS 133 and, accordingly, are carried at fair value within future policy benefits for variable annuity guarantees on the Consolidated Balance Sheets. The fair value of these embedded derivatives is based on the present value of future benefits less applicable fees charged for the provision. Changes in fair value are reflected in death and other benefits for investment contracts within the Consolidated Statements of Income.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 8.5% at December 31, 2005, depending on year of issue, with an average rate of approximately 5.5%.

REVENUES AND EXPENSES

American Enterprise Life's principal sources of revenue include net investment income, contractholder charges and mortality and expense risk and other fees.

Net Investment Income

Net investment income predominantly consists of interest income earned on fixed maturity securities classified as Available-for-Sale, mortgage loans on real estate and gains and losses on hedges on GMWB. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale and mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Contractholder Charges

Contractholder charges include administrative and surrender charges on annuities and are recognized as revenue when collected.

Mortality and Expense Risk and Other Fees

Mortality and expense risk and other fees include risk and administration fees, which are generated directly and indirectly from American Enterprise Life's separate account assets. American Enterprise Life's mortality and expense risk and other fees are generally computed as a contractual rate based on the underlying asset values and are generally received monthly.

Net Realized Gain (Loss) on Investments

Realized gains and losses are recognized using the specific identification method, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

Separation Costs

During 2005, Ameriprise Financial developed an allocation policy for separation costs resulting in the allocation of certain costs to American Enterprise Life that it considered to be a reasonable reflection of separation costs benefiting American Enterprise Life. Separation costs generally consist of allocated employee retention program costs, re-branding and marketing costs and costs to separate and reestablish technology platforms related to the separation and Distribution of Ameriprise Financial.

Income Taxes

American Enterprise Life's taxable income is included in the consolidated federal income tax return of American Express through September 30, 2005. American Enterprise Life's taxable income will be included with IDS Life in filing a separate consolidated life insurance company federal income tax return for five tax years following the Distribution including the period October 1, 2005 through December 31, 2005. American Enterprise Life provides for income taxes on a separate return basis, except that, under an agreement with IDS Life, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of IDS Life that IDS Life will reimburse subsidiaries for all tax benefits.

RECENTLY ISSUED ACCOUNTING STANDARDS

On November 3, 2005, the Financial Accounting Standards Board (FASB) issued FASB Staff Position (FSP) FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." FSP FAS 115-1 and FAS 124-1 address the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary and the measurement of loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. FSP FAS 115-1 and FAS 124-1 are effective for reporting periods beginning after December 15, 2005. American Enterprise Life anticipates the impact of FSP FAS 115-1 and FAS 124-1 on American Enterprise Life's consolidated results of operations and financial condition will not be material.

In September 2005, the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts

American Enterprise Life Insurance Company
------------------------------------------------------------------------------

and for Realized Gains and Losses from the Sale of Investments." SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. American Enterprise Life is currently evaluating the impact of SOP 05-1 on American Enterprise Life's consolidated results of operations and financial condition.

In May 2005, the FASB issued SFAS 154, "Accounting Changes and Error Corrections" (SFAS 154). This statement replaces APB Opinion No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements" and changes the requirements for the accounting for and reporting of a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. American Enterprise Life does not anticipate SFAS 154 will materially impact its Consolidated Financial Statements upon its adoption on January 1, 2006.

In June 2004, the FASB issued FSP No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments (SFAS No. 97), Permit or Require Accrual of an Unearned Revenue Liability" (FSP 97-1). The implementation of SOP 03-1 raised a question regarding the interpretation of the requirements of SFAS No. 97 concerning when it is appropriate to record an unearned revenue liability. FSP 97-1 clarifies that SFAS No. 97 is clear in its intent and language, and requires the recognition of an unearned revenue liability for amounts that have been assessed to compensate insurers for services to be performed over future periods. SOP 03-1 describes one situation, when assessments result in profits followed by losses, where an unearned revenue liability is required. SOP 03-1 does not amend SFAS No. 97 or limit the recognition of an unearned revenue liability to the situation described in SOP 03-1. The guidance in FSP 97-1 is effective for financial statements for fiscal periods beginning after June 18, 2004. The adoption of FSP 97-1 did not have a material impact on American Enterprise Life's consolidated results of operations or financial condition.

In July 2003, the AICPA issued SOP 03-1 effective for fiscal years beginning after December 15, 2003. SOP 03-1 provides guidance on separate account presentation and accounting for interests in separate accounts. Additionally, SOP 03-1 provides clarifying guidance as to the recognition of bonus interest and other sales inducement benefits and the presentation of any deferred amounts in the financial statements. Lastly, SOP 03-1 requires insurance enterprises to establish additional liabilities for benefits that may become payable under variable annuity death benefit guarantees or other insurance or annuity contract provisions. Where an additional liability is established, the recognition of this liability will then be considered in amortizing DAC and any DSIC associated with those insurance or annuity contracts.

The adoption of SOP 03-1 as of January 1, 2004, resulted in a cumulative effect of accounting change that reduced 2004 results by $3.6 million ($5.5 million pretax). The cumulative effect of accounting change related to establishing additional liabilities for certain variable annuity guaranteed benefits ($3.4 million) and from considering these liabilities in valuing DAC and DSIC associated with those contracts. Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. American Enterprise Life's accounting for separate accounts was already consistent with the provisions of SOP 03-1 and, therefore, there was no impact related to this requirement.

The AICPA released a series of technical practice aids (TPAs) in September 2004, which provide additional guidance related to, among other things, the definition of an insurance benefit feature and the definition of policy assessments in determining benefit liabilities, as described within SOP 03-1. The TPAs did not have a material effect on American Enterprise Life's calculation of liabilities that were recorded in the first quarter of 2004 upon adoption of SOP 03-1.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs) and was subsequently revised in December 2003. FIN 46 was effective for American Enterprise Life as of December 31, 2003. FIN 46 does not impact the accounting for QSPEs as defined by SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," such as American Enterprise Life's CDO-related securitization trust established in 2001 (which was sold in 2005). That trust contained a majority of American Enterprise Life's rated CDOs whose retained interest in the trust had a carrying value of $41.1 million at December 31, 2003, of which $30.3 million is considered investment grade. There were no other impacts on the financial statements as of December 31, 2003.

American Enterprise Life Insurance Company
------------------------------------------------------------------------------

2. INVESTMENTS

AVAILABLE-FOR-SALE SECURITIES

Available-for-Sale securities at December 31, 2005 are distributed by type as presented below:

-------------------------------------------------------------------------------------------------------------
                                                                           GROSS        GROSS
(THOUSANDS)                                             AMORTIZED       UNREALIZED   UNREALIZED       FAIR
                                                          COST             GAINS       LOSSES         VALUE
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
   Mortgage and other asset-backed securities          $2,650,573        $ 7,539     $ (47,855)    $2,610,257
   Corporate debt securities                            2,462,313         28,075       (43,009)     2,447,379
   Foreign corporate bonds and obligations                593,440          8,734       (12,993)       589,181
   U.S. Government and agencies obligations                74,172            111        (1,743)        72,540
   State and municipal obligations                         30,240            190        (1,159)        29,271
   Foreign government bonds and obligations                 8,003            788            --          8,791
-------------------------------------------------------------------------------------------------------------
Total fixed maturities                                  5,818,741         45,437      (106,759)     5,757,419
Preferred and common stocks                                    --             --            --             --
-------------------------------------------------------------------------------------------------------------
   Total                                               $5,818,741        $45,437     $(106,759)    $5,757,419
-------------------------------------------------------------------------------------------------------------

Available-for-Sale securities at December 31, 2004 are distributed by type as presented below:

                                                                          GROSS        GROSS
(THOUSANDS)                                             AMORTIZED      UNREALIZED    UNREALIZED      FAIR
                                                          COST            GAINS        LOSSES        VALUE
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
   Mortgage and other asset-backed securities          $2,719,323       $ 31,234      $(11,301)    $2,739,256
   Corporate debt securities                            2,715,114         88,129        (9,854)     2,793,389
   Foreign corporate bonds and obligations                638,653         22,603        (3,419)       657,837
   U.S. Government and agencies obligations               102,245            310           (71)       102,484
   Structured investments(a)                               47,968             --        (6,194)        41,774
   State and municipal obligations                         30,239            302          (878)        29,663
   Foreign government bonds and obligations                 3,941            489            --          4,430
-------------------------------------------------------------------------------------------------------------
Total fixed maturities                                  6,257,483        143,067       (31,717)     6,368,833
Preferred and common stocks                                 6,000            246            --          6,246
-------------------------------------------------------------------------------------------------------------
   Total                                               $6,263,483       $143,313      $(31,717)    $6,375,079
-------------------------------------------------------------------------------------------------------------

(a) Includes unconsolidated CDOs.

At December 31, 2005 and 2004, fixed maturity securities, excluding net unrealized appreciation and depreciation, comprised approximately 94% of American Enterprise Life's total investments. These securities are rated by Moody's Investors Service, Inc. (Moody's) and Standard & Poor's (S&P), except for approximately $123.6 million and $139.3 million of securities at December 31, 2005 and 2004, respectively, which are rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade securities are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating is used. A summary by rating, (excluding net unrealized appreciation and depreciation) on December 31 is as follows:


RATING                                                   2005           2004
----------------------------------------------------------------------------
AAA                                                       49%            47%
AA                                                         3              2
A                                                         18             19
BBB                                                       23             24
Below investment grade                                     7              8
----------------------------------------------------------------------------
   Total                                                 100%           100%
----------------------------------------------------------------------------

At December 31, 2005 and 2004, approximately 58% and 63%, respectively, of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of stockholder's equity.

American Enterprise Life Insurance Company
------------------------------------------------------------------------------

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005:

(THOUSANDS)                                           LESS THAN 12 MONTHS        12 MONTHS OR MORE             TOTAL
------------------------------------------------------------------------------------------------------------------------------
                                                      FAIR      UNREALIZED      FAIR      UNREALIZED     FAIR       UNREALIZED
DESCRIPTION OF SECURITIES:                            VALUE       LOSSES        VALUE       LOSSES       VALUE        LOSSES
------------------------------------------------------------------------------------------------------------------------------
Mortgage and other asset-backed securities          $1,440,072   $(21,811)     $  719,535  $(26,044)   $2,159,607    $ (47,855)
Corporate debt securities                            1,130,267    (24,674)        414,348   (18,335)    1,544,615      (43,009)
Foreign corporate bonds and obligations                210,733     (7,352)        131,297    (5,641)      342,030      (12,993)
U.S. Government and agencies obligations                33,493       (623)         36,557    (1,120)       70,050       (1,743)
State and municipal obligations                         23,961     (1,025)          2,870      (134)       26,831       (1,159)
------------------------------------------------------------------------------------------------------------------------------
   Total                                            $2,838,526   $(55,485)     $1,304,607  $(51,274)   $4,143,133    $(106,759)
------------------------------------------------------------------------------------------------------------------------------

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004:

(THOUSANDS)                                           LESS THAN 12 MONTHS        12 MONTHS OR MORE             TOTAL
------------------------------------------------------------------------------------------------------------------------------
                                                      FAIR      UNREALIZED      FAIR      UNREALIZED     FAIR       UNREALIZED
DESCRIPTION OF SECURITIES:                            VALUE       LOSSES        VALUE       LOSSES       VALUE        LOSSES
------------------------------------------------------------------------------------------------------------------------------
Mortgage and other asset-backed securities          $  963,075   $ (5,848)     $151,475    $ (5,453)   $1,114,550    $(11,301)
Corporate debt securities                              489,190     (3,892)      214,895      (5,962)      704,085      (9,854)
Foreign corporate bonds and obligations                120,722     (1,157)      103,192      (2,262)      223,914      (3,419)
U.S. Government and agencies obligations                71,002        (56)          533         (15)       71,535         (71)
Structured investments                                      --         --        41,774      (6,194)       41,774      (6,194)
State and municipal obligations                             --         --        22,126        (878)       22,126        (878)
------------------------------------------------------------------------------------------------------------------------------
   Total                                            $1,643,989   $(10,953)     $533,995    $(20,764)   $2,177,984    $(31,717)
------------------------------------------------------------------------------------------------------------------------------

In evaluating potential other-than-temporary impairments, American Enterprise Life considers the extent to which amortized costs exceeds fair value and the duration of that difference. A key metric in performing this evaluation is the ratio of fair value to amortized cost. The following table summarizes the unrealized losses by ratio of fair value to amortized cost as of December 31, 2005:

(MILLIONS, EXCEPT
NUMBER OF SECURITIES)         LESS THAN 12 MONTHS                   12 MONTHS OR MORE                          TOTAL
-----------------------------------------------------------------------------------------------------------------------------------
                                                 GROSS                                 GROSS                                GROSS
RATIO OF FAIR VALUE    NUMBER OF              UNREALIZED   NUMBER OF                UNREALIZED  NUMBER OF                UNREALIZED
TO AMORTIZED COST     SECURITIES   FAIR VALUE   LOSSES     SECURITIES   FAIR VALUE    LOSSES    SECURITIES   FAIR VALUE    LOSSES
-----------------------------------------------------------------------------------------------------------------------------------
95% - 100%                357        $2,733      $(47)         116        $1,135       $(40)         473        $3,868      $ (87)
90% - 95%                  28            78        (5)          22           169        (11)          50           247        (16)
80% - 90%                   7            27        (4)           1             1         --            8            28         (4)
-----------------------------------------------------------------------------------------------------------------------------------
   Total                  392        $2,838      $(56)         139        $1,305       $(51)         531        $4,143      $(107)
-----------------------------------------------------------------------------------------------------------------------------------

A majority of the gross unrealized losses related to corporate debt securities and substantially all of the gross unrealized losses related to mortgage and other asset-backed securities are attributable to changes in interest rates. A portion of the gross unrealized losses particularly related to corporate debt securities is also attributed to credit spreads and specific issuer credit events. As noted in the table above, a significant portion of the unrealized loss relates to securities that have a fair value to amortized cost ratio of 95% or above resulting in an overall 97% ratio of fair value to amortized cost for all securities with an unrealized loss. The unrealized losses are not concentrated in any individual industries or with any individual securities.

American Enterprise Life monitors the investments and metrics discussed previously on a quarterly basis to identify and evaluate investments that have indications of possible other-than-temporary impairment. See the Investments section of Note 1 for information regarding American Enterprise Life's policy for determining when an investment's decline in value is other-than-temporary. As stated earlier, American Enterprise Life's ongoing monitoring process has revealed that a significant portion of the gross unrealized losses on its Available-for-Sale securities are attributable to changes in interest rates. Additionally, American Enterprise Life has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none are other-than-temporarily impaired at December 31, 2005.

American Enterprise Life Insurance Company
------------------------------------------------------------------------------

The change in net unrealized securities gains (losses) recognized in accumulated other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in market value of securities that were held during the period (holding gains (losses)),
(ii) gains (losses) that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification of realized (gains) losses) and (iii) other items primarily consisting of adjustments in asset balances, such as DAC and DSIC, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective consolidated balance sheet dates.

The following table presents these components of other comprehensive (loss) income, net of tax:

(THOUSANDS)                                                                                    2005            2004         2003
-----------------------------------------------------------------------------------------------------------------------------------
Holding (losses) gains, net of tax of $60,617, $4,106, and $18,168, respectively            $(112,573)       $ 7,624      $(33,742)
Reclassification of realized losses (gains), net of tax of $95, $1,920, and $9,157,
 respectively                                                                                     177         (3,565)      (17,006)
DAC, net of tax of $6,660, $294 and $3,536, respectively                                       12,372           (544)        6,568
DSIC, net of tax of $1,205, $814, and $0, respectively                                          2,234         (1,511)           --
-----------------------------------------------------------------------------------------------------------------------------------
Net unrealized securities (losses) gains                                                    $ (97,790)       $ 2,004      $(44,180)
-----------------------------------------------------------------------------------------------------------------------------------

The following is a distribution of Available-for-Sale securities by maturity at December 31, 2005:
                                                         AMORTIZED         FAIR
(THOUSANDS)                                                COST            VALUE
--------------------------------------------------------------------------------
Due within 1 year                                      $  137,638     $  138,636
Due after 1 through 5 years                               871,839        870,118
Due after 5 through 10 years                            2,052,358      2,033,347
Due after 10 years                                        106,333        105,061
--------------------------------------------------------------------------------
                                                        3,168,168      3,147,162
Mortgage and other asset-backed securities              2,650,573      2,610,257
--------------------------------------------------------------------------------
Total                                                  $5,818,741     $5,757,419
--------------------------------------------------------------------------------

The expected payments on mortgage and other asset-backed securities may not coincide with their contractual maturities. As such, these securities were not included in the maturities distribution.

The table below includes sales, maturities, and purchases of investments classified as Available-for-Sale for the years ended December 31:

(THOUSANDS)                                                2005            2004         2003
----------------------------------------------------------------------------------------------
Sales                                                    $579,784       $341,077    $3,365,402
Maturities, sinking fund payments and calls              $577,264       $400,057    $  875,785
Purchases                                                $735,554       $480,031    $5,678,854
----------------------------------------------------------------------------------------------

Included in net realized gains and losses were gross realized gains and losses on sales of securities, as well as other-than-temporary losses on investments, classified as Available-for-Sale, using the specific identification method, as noted in the following table for the years ended December 31:

(THOUSANDS)                                                2005            2004         2003
----------------------------------------------------------------------------------------------
Gross realized gains from sales                          $ 11,232        $ 9,464      $ 65,739
Gross realized losses from sales                         $(10,155)       $(3,980)     $(30,254)
Other-than-temporary impairments                         $ (1,349)       $    --      $ (9,323)
----------------------------------------------------------------------------------------------

The $1.3 million of other-than-temporary impairments in 2005 primarily related to corporate debt securities within the auto industry which were downgraded in 2005 and subsequently deteriorated throughout the year in terms of their fair value to amortized cost. The $9.3 million of other-than-temporary impairments in 2003 consisted of $5.6 million related to corporate debt securities and $3.7 million related to American Enterprise Life's interest in a CDO securitization trust which was sold in 2005 as discussed below.

During the second quarter 2005, American Enterprise Life sold all of its retained interest in a CDO-related securitization trust and recognized a net realized pretax loss of $1.2 million. The carrying value of this retained interest was $41.8 million at December 31, 2004, of which $31.0 million was considered investment grade.

At December 31, 2005 and 2004, bonds carried at $4.2 million were on deposit with various states as required by law.

American Enterprise Life Insurance Company
------------------------------------------------------------------------------

MORTGAGE LOANS ON REAL ESTATE, NET

The following is a summary of mortgage loans on real estate at December 31:

(THOUSANDS)                                              2005            2004
------------------------------------------------------------------------------
Mortgage loans on real estate                          $362,168       $427,761
Less: allowance for loan losses                          (6,862)        (6,862)
------------------------------------------------------------------------------
Net mortgage loans                                     $355,306       $420,899
------------------------------------------------------------------------------

Mortgage loans are first mortgages on real estate. American Enterprise Life holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Mortgage loan fundings are restricted by state insurance regulatory authorities to 80% or less of the market value of the real estate at the time of origination of the loan. Commitments to fund mortgages are made in the ordinary course of business. The estimated fair value of the mortgage commitments as of December 31, 2005 and 2004 was not material.

American Enterprise Life did not have a recorded investment in impaired mortgage loans on real estate at December 31, 2005 and 2004. During 2005 and 2004, the average recorded investment in impaired mortgage loans on real estate was nil and $1.5 million, respectively. American Enterprise Life recognized nil, $0.1 million and $0.2 million of interest income related to impaired mortgage loans on real estate for the years ended December 31, 2005, 2004 and 2003, respectively.

The balances of and changes in the total allowance for mortgage loan losses as of and for the years ended December 31, are as follows:

(THOUSANDS)                                                2005            2004         2003
----------------------------------------------------------------------------------------------
Balance, beginning of year                                 $6,862        $ 7,362       $10,812
Provision for mortgage loan losses                             --            661           281
Foreclosures, write-offs and loan sales                        --         (1,161)       (3,731)
----------------------------------------------------------------------------------------------
Balance, end of year                                       $6,862        $ 6,862       $ 7,362
----------------------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by region at December 31 were:

                                               2005                        2004
-----------------------------------------------------------------------------------------
(THOUSANDS)                         ON BALANCE       FUNDING     ON BALANCE     FUNDING
REGION                                SHEET        COMMITMENTS      SHEET     COMMITMENTS
-----------------------------------------------------------------------------------------
South Atlantic                      $ 71,153           $--        $ 96,011       $240
East North Central                    70,402            --          81,737         --
West North Central                    66,097            --          74,452         --
Middle Atlantic                       48,435            --          51,082         --
Mountain                              45,004            --          53,226         --
West South Central                    23,721            --          24,585         --
Pacific                               14,242            --          20,073         --
New England                           13,634            --          16,483         --
East South Central                     9,480            --          10,112         --
-----------------------------------------------------------------------------------------
                                     362,168            --         427,761        240
Less: allowance for loan losses       (6,862)           --          (6,862)        --
-----------------------------------------------------------------------------------------
   Total                            $355,306           $--        $420,899       $240
-----------------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by property type at December 31 were:

                                               2005                        2004
-----------------------------------------------------------------------------------------
(THOUSANDS)                         ON BALANCE       FUNDING     ON BALANCE     FUNDING
PROPERTY TYPE                         SHEET        COMMITMENTS      SHEET     COMMITMENTS
-----------------------------------------------------------------------------------------
Office buildings                    $132,250           $--        $154,259       $240
Apartments                            82,851            --          89,977         --
Department/retail stores              75,215            --          94,284         --
Industrial buildings                  43,690            --          48,087         --
Hotels/motels                         13,348            --          25,802         --
Medical buildings                     10,520            --          10,890         --
Mixed use                              4,294            --           4,462         --
-----------------------------------------------------------------------------------------
                                     362,168            --         427,761        240
Less: allowance for loan losses       (6,862)           --          (6,862)        --
-----------------------------------------------------------------------------------------
   Total                            $355,306           $--        $420,899       $240
-----------------------------------------------------------------------------------------

American Enterprise Life Insurance Company
------------------------------------------------------------------------------

SOURCES OF INVESTMENT INCOME AND REALIZED GAINS (LOSSES) ON INVESTMENTS

Net investment income for the years ended December 31 is summarized as follows:

(THOUSANDS)                                                2005           2004          2003
----------------------------------------------------------------------------------------------
Income on fixed maturities                               $309,257       $328,164      $321,420
Income on mortgage loans on real estate                    28,245         36,329        42,482
Other investments                                          13,649         12,236        11,600
----------------------------------------------------------------------------------------------
                                                          351,151        376,729       375,502
Less: investment expenses                                   2,886            242         3,308
----------------------------------------------------------------------------------------------
   Total                                                 $348,265       $376,487      $372,194
----------------------------------------------------------------------------------------------

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

(THOUSANDS)                                                2005            2004         2003
----------------------------------------------------------------------------------------------
Fixed maturities                                          $  (272)        $5,484       $26,162
Mortgage loans on real estate                              (1,089)          (288)       (1,082)
Other investments                                              --             (3)           25
----------------------------------------------------------------------------------------------
   Total                                                  $(1,361)        $5,193       $25,105
----------------------------------------------------------------------------------------------

3. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The balances of and changes in DAC as of and for the years ended December 31, were:

(THOUSANDS)                                                                        2005           2004          2003
----------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                       $299,708       $296,722      $226,010
Impact of SOP 03-1                                                                     --         (1,204)           --
Capitalization of acquisition costs                                                89,256         65,864        99,000
Amortization, excluding impact of changes in assumptions                          (66,581)       (61,936)      (41,592)
Amortization, impact of annual third quarter changes in DAC-related assumptions     2,800          1,100         3,200
Impact of changes in net unrealized securities losses (gains)                      19,032           (838)       10,104
----------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                             $344,215       $299,708      $296,722
----------------------------------------------------------------------------------------------------------------------

The balances of and changes in DSIC as of and for the years ended December 31, were:

(THOUSANDS)                                                      2005            2004         2003
----------------------------------------------------------------------------------------------------
Balance, beginning of year                                     $ 49,822        $49,244       $34,567
Impact of SOP 03-1                                                   --           (900)           --
Capitalization of sales inducements                              15,411         13,488        21,890
Amortization                                                    (14,313)        (9,685)       (7,213)
Impact of changes in net unrealized securities losses (gains)     3,439         (2,325)           --
----------------------------------------------------------------------------------------------------
Balance, end of year                                           $ 54,359        $49,822       $49,244
----------------------------------------------------------------------------------------------------

4. VARIABLE ANNUITY GUARANTEES

This note discusses variable annuity guarantees for which liabilities are established under SOP 03-1, specifically GMDB, GGU and GMIB. See Note 8 for more information about guarantees for which liabilities are established under SFAS 133, specifically GMWB and GMAB.

The majority of the variable annuity contracts offered by American Enterprise Life contain GMDB provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. American Enterprise Life also offers GGU provisions on variable annuities with death benefit provisions and contracts containing GMIB provisions. If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. American Enterprise Life has established additional liabilities for these variable annuity death benefits and GMIB provisions.

The variable annuity death benefit liability is determined each period by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees). Similarly, the GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

American Enterprise Life Insurance Company
------------------------------------------------------------------------------

In determining the additional liabilities for variable annuity death benefits and GMIB, American Enterprise Life projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review, and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

The following provides summary information related to variable annuity contracts for which American Enterprise Life has established additional liabilities for death benefits and GMIB as of December 31:

---------------------------------------------------------------------------------------------------------------------------
  VARIABLE ANNUITY GMDB, GMIB, AND GGU BY BENEFIT TYPE

  (DOLLARS IN THOUSANDS)                                                                           2005             2004
---------------------------------------------------------------------------------------------------------------------------
  Contracts with GMDB Providing for
    Return of Premium                         Total Contract Value                              $1,562,858       $1,205,839
                                              Contract Value in Separate Accounts               $  843,406       $  333,958
                                              Net Amount at Risk*                               $    5,025       $    4,430
                                              Weighted Average Attained Age                             65               64
---------------------------------------------------------------------------------------------------------------------------
  Contracts with GMDB Providing for
    One Year Ratchet                          Total Contract Value                              $2,256,534       $1,941,942
                                              Contract Value in Separate Accounts               $1,645,665       $1,287,227
                                              Net Amount at Risk*                               $   40,412       $   52,435
                                              Weighted Average Attained Age                             63               64
---------------------------------------------------------------------------------------------------------------------------
  Contracts with Other GMDB                   Total Contract Value                              $  453,008       $  305,537
                                              Contract Value in Separate Accounts               $  387,456       $  236,344
                                              Net Amount at Risk*                               $   15,883       $   11,689
                                              Weighted Average Attained Age                             63               64
---------------------------------------------------------------------------------------------------------------------------
  Contracts with GGU Death Benefit            Total Contract Value                              $  128,084       $  103,324
                                              Contract Value in Separate Accounts               $   94,482       $   65,952
                                              Net Amount at Risk*                               $    6,513       $    3,802
                                              Weighted Average Attained Age                             64               64
---------------------------------------------------------------------------------------------------------------------------
  Contracts with GMIB                         Total Contract Value                              $  763,365       $  579,466
                                              Contract Value in Separate Accounts               $  686,175       $  497,594
                                              Net Amount at Risk*                               $   15,962       $   11,886
                                              Weighted Average Attained Age                             60               59
---------------------------------------------------------------------------------------------------------------------------

  * Represents current death benefit less total contract value for GMDB, amount of gross up for GGU and accumulated guaranteed minimum benefit base less total contract value for GMIB and assumes the actuarially remote scenario that all claims become payable on the same day.

  ADDITIONAL LIABILITIES AND INCURRED BENEFITS                                                    GMDB & GGU          GMIB
---------------------------------------------------------------------------------------------------------------------------
  For the year ended December 31, 2005        Liability balance at January 1                        $2,516           $2,989
                                              Reported claims                                       $  967           $   --
                                              Liability balance at December 31                      $2,247           $3,527
                                              Incurred claims (reported + change in liability)      $  698           $  538
---------------------------------------------------------------------------------------------------------------------------

The additional liabilities for guaranteed benefits established under SOP 03-1 are supported by general account assets. Changes in these liabilities are included in death and other benefits in the Consolidated Statements of Income.

Contract values in separate accounts were invested in various equity, bond and other funds as directed by the contractholder. No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

5. INCOME TAXES

American Enterprise Life qualifies as a life insurance company for federal income tax purposes. As such, American Enterprise Life is subject to the Internal Revenue Code provisions applicable to life insurance companies. Provisions (benefits) for income taxes were:

(THOUSANDS)                                                2005            2004         2003
----------------------------------------------------------------------------------------------
Federal income tax:
   Current                                                $16,976       $ (2,895)      $ 3,371
   Deferred                                                (8,581)        21,835        15,420
----------------------------------------------------------------------------------------------
Total federal income taxes                                  8,395         18,940        18,791
State income taxes-current                                     59           (932)          284
----------------------------------------------------------------------------------------------
Income tax provision before accounting change             $ 8,454        $18,008       $19,075
----------------------------------------------------------------------------------------------

American Enterprise Life Insurance Company
------------------------------------------------------------------------------

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

                                                               2005           2004        2003
----------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                     35.0%          35.0%       35.0%
Changes in taxes resulting from:
   Tax-exempt interest and dividend income                     (5.1)          (1.7)       (0.8)
   State income taxes, net of federal benefit                   0.1           (1.4)        0.3
   Other, net                                                  (4.9)           9.8        (0.9)
----------------------------------------------------------------------------------------------
Income tax provision before accounting change                  25.1%          41.7%       33.6%
==============================================================================================

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for U.S. GAAP reporting versus income tax return purposes. The significant components of American Enterprise Life's deferred income tax assets and liabilities as of December 31, 2005 and 2004 are reflected in the following table:

(THOUSANDS)                                                                           2005           2004
-----------------------------------------------------------------------------------------------------------
Deferred income tax assets:
   Policy reserves                                                                  $132,534       $112,410
   Deferred taxes related to net unrealized securities and derivative losses          19,234             --
   Other investments                                                                      --            894
   Other                                                                              10,183          5,630
-----------------------------------------------------------------------------------------------------------
Total deferred income tax assets                                                     161,951        118,934
-----------------------------------------------------------------------------------------------------------

Deferred income tax liabilities:
   Deferred policy acquisition costs                                                  97,720         86,547
   Deferred taxes related to net unrealized securities and derivative gains               --         36,682
   Other investments                                                                  21,832             --
   Other                                                                              18,516         30,689
-----------------------------------------------------------------------------------------------------------
Total deferred income tax liabilities                                                138,068        153,918
-----------------------------------------------------------------------------------------------------------
Deferred tax assets (liabilities), net                                              $ 23,883       $(34,984)
-----------------------------------------------------------------------------------------------------------

American Enterprise Life is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. Included in American Enterprise Life's deferred tax assets is a significant deferred tax asset relating to capital losses realized for tax return purposes and capital losses that have been recognized for financial statement purposes but not yet for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes. American Enterprise Life has $33.4 million in capital loss carryforwards that expire December 31, 2009. The deferred tax benefit of these capital loss carryforwards is reflected in the other investments deferred tax assets, net of other related items. Based on analysis of American Enterprise Life's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable American Enterprise Life to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2005 and 2004.

As a result of the separation of Ameriprise Financial from American Express, American Enterprise Life will be required to file a short period income tax return through September 30, 2005 which will be included as part of the American Express consolidated income tax return for the year ended December 31, 2005. Additionally, IDS Life and subsidiaries will not be able to file a consolidated U.S. federal income tax return with the other members of the Ameriprise Financial affiliated group for five tax years following the Distribution. Therefore American Enterprise Life will also be required to file a separate short period tax return as part of an IDS Life consolidated life insurance company income tax return for the period October 1, 2005 through December 31, 2005.

The items comprising other comprehensive income in the Consolidated Statements of Stockholder's Equity are presented net of the following income tax benefit (provision) amounts:

(THOUSANDS)                                                2005            2004         2003
----------------------------------------------------------------------------------------------
Net unrealized securities losses (gains)                  $52,657        $(1,078)      $23,789
Net unrealized derivative gains                            (2,370)        (2,370)       (2,379)
----------------------------------------------------------------------------------------------
Net income tax benefit (provision)                        $50,287        $(3,448)      $21,410
----------------------------------------------------------------------------------------------

American Enterprise Life Insurance Company
------------------------------------------------------------------------------

6. STATUTORY CAPITAL AND SURPLUS

Statutory capital and surplus available for distribution or dividends to IDS Life are limited to American Enterprise Life's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. American Enterprise Life's statutory unassigned deficit aggregated $61.9 million and $69.0 million as of December 31, 2005 and 2004, respectively; therefore, any dividend or distribution in 2006 would require approval of the Department of Insurance of the State of Indiana.

Statutory net (loss) income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(THOUSANDS)                                                2005            2004         2003
----------------------------------------------------------------------------------------------
Statutory net (loss) income                              $ (8,253)      $ 47,380      $  6,483
Statutory capital and surplus                            $532,942       $525,885      $495,816

American Enterprise Life is subject to regulatory capital requirements. Actual capital, determined on a statutory basis, as of December 31, 2005 and 2004 was $583.3 million and $585.0 million, respectively. Actual capital, as defined by the NAIC for purposes of meeting regulatory capital requirements, includes statutory capital and surplus, plus certain statutory valuation reserves. The regulatory capital requirement was $125.3 million and $138.8 million as of December 31, 2005 and 2004, respectively.

7. RELATED PARTY TRANSACTIONS

American Enterprise Life has no employees. Charges by IDS Life for use of joint facilities, technology support, marketing services and other services aggregated $83.8 million, $64.9 million, and $56.3 million for 2005, 2004 and 2003, respectively. Certain of these costs are included in DAC. Expenses allocated to American Enterprise Life may not be reflective of expenses that would have been incurred by American Enterprise Life on a stand-alone basis.

In connection with Ameriprise Financial being named the investment manager for the proprietary mutual funds used as investment options by American Enterprise Life's variable annuity and variable life insurance contract owners in the fourth quarter of 2003, Ameriprise Financial received management fees from these funds. American Enterprise Life continues to provide all fund management services, other than investment management, and entered into an administrative services agreement with Ameriprise Financial to be compensated for the services American Enterprise Life provides. For the years ended December 31, 2005, 2004 and 2003, American Enterprise Life received $1.2 million, $1.1 million and $0.1 million, respectively, under the agreement with Ameriprise Financial. In the fourth quarter of 2005, RiverSource Investments, LLC replaced Ameriprise Financial as the investment manager. As a result, American Enterprise Life's administrative service fees were payable from RiverSource Investments, LLC rather than Ameriprise Financial during the fourth quarter of 2005. For the year ended December 31, 2005, American Enterprise Life received $0.5 million under the agreement with RiverSource Investments, LLC.

Included in other liabilities at December 31, 2005 and 2004 are $22.3 million and $6.3 million, respectively, payable to IDS Life for federal income taxes.

8. DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

American Enterprise Life maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate and equity market volatility. American Enterprise Life does not engage in any derivative instrument trading activities. Credit risk associated with American Enterprise Life's derivatives is limited to the risk that a derivative counterparty will not perform in accordance with the terms of the contract. To mitigate such risk, counterparties are all required to be preapproved. Additionally, American Enterprise Life may, from time to time, enter into master netting agreements wherever practical. American Enterprise Life currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133.

During 2005, 2004 and 2003, American Enterprise Life recognized the following impacts in other comprehensive income related to its cash flow hedging activity, net of tax:

(THOUSANDS)                                                                                       2005        2004        2003
-------------------------------------------------------------------------------------------------------------------------------
Reclassification for realized losses, net of tax of $2,370, $2,370, and $2,378, respectively     $4,402      $4,402      $4,417
-------------------------------------------------------------------------------------------------------------------------------
Net unrealized derivative losses                                                                 $4,402      $4,402      $4,417
-------------------------------------------------------------------------------------------------------------------------------

American Enterprise Life Insurance Company
------------------------------------------------------------------------------

Derivatives Not Designated as Hedges

American Enterprise Life has economic hedges that either do not qualify or are not designated for hedge accounting treatment.

From time to time American Enterprise Life enters into interest rate swaps, floors and caps to manage American Enterprise Life's interest rate risk. Specifically, American Enterprise Life uses the instruments to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. The interest rate swaps and floors are exclusively with IDS Life. The values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate swaps had carrying amounts of ($6.8 million) and ($17.6 million) at December 31, 2005 and 2004, respectively, and are included in other liabilities on the Consolidated Balance Sheets. The interest rate floors had carrying amounts of $0.5 million and $1.7 million at December 31, 2005 and 2004, respectively, and are included in other assets on the Consolidated Balance Sheets. American Enterprise Life incurred $16.1 million and $18.2 million in derivative losses in 2005 and 2004, respectively, which are included in other insurance and operating expenses on the Consolidated Statements of Income. The decrease in derivative losses in 2005 is primarily due to the impact that increasing interest rates had on the market value of American Enterprise Life's interest rate swaps. The interest rate swaps and floors expire in January 2006.

Certain annuity products contain GMWB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments. The GMWB provision is considered an embedded derivative and is valued each period by estimating the present value of future benefits less applicable fees charged for the rider using actuarial models, which simulate various economic scenarios. American Enterprise Life economically hedges the exposure related to the GMWB provision using various equity futures and structured derivatives.

American Enterprise Life views these strategies as a prudent management of equity market sensitivity, such that earnings are not exposed to undue risk presented by changes in equity market levels. As of December 31, 2005 and 2004, the fair value of the purchased derivatives used in conjunction with these products was $26.2 million and nil, respectively. Futures contracts are settled daily by exchanging cash with the counterparty and gains and losses are reported in earnings.

Embedded Derivatives

Certain annuities contain GMWB and GMAB provisions, which are also considered embedded derivatives. The changes in fair value of the GMWB and GMAB features are recognized in death and other benefits for investment contracts. The fair value of the embedded derivatives is recognized in the Consolidated Balance Sheets in future policy benefits for variable annuity guarantees. The total fair value of these instruments was $1.4 million and $0.9 million at December 31, 2005 and 2004, respectively.

9. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table discloses fair value information for financial instruments. Certain items, such as investments accounted for under the equity method, DAC and DSIC are not reflected in the table as they are not required to be disclosed in such table by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments." The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2005 and 2004 and require management judgment to estimate such values. These figures may not be indicative of future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of American Enterprise Life, therefore, cannot be estimated by aggregating the amounts presented herein. The following table discloses carrying value and fair value information for financial instruments at December 31:

                                                                            2005                      2004
-------------------------------------------------------------------------------------------------------------------
                                                                   CARRYING      FAIR        CARRYING      FAIR
(THOUSANDS)                                                         VALUE        VALUE        VALUE        VALUE
-------------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Assets for which carrying values approximate fair values          $      859   $      859   $   47,356   $   47,356
Available-for-Sale securities                                      5,757,419    5,757,419    6,375,079    6,375,079
Mortgage loans on real estate, net                                   355,306      377,869      420,899      456,174
Trading securities and other investments                                  73           73          136          136
Separate account assets                                            2,884,054    2,884,054    1,878,620    1,878,620
Derivative financial instruments                                      19,937       19,937        2,620        2,620

FINANCIAL LIABILITIES
Liabilities for which carrying values approximate fair values     $   25,000   $   25,000   $       --   $       --
Fixed annuity reserves                                             5,730,770    5,516,692    6,302,362    6,033,849
Separate account liabilities                                       2,882,548    2,760,070    1,877,294    1,809,392
Derivative financial instruments                                       1,157        1,157       25,937       25,937
-------------------------------------------------------------------------------------------------------------------

American Enterprise Life Insurance Company
------------------------------------------------------------------------------

As of December 31, 2005 and 2004, the carrying and fair values of off-balance sheet financial instruments are not material. See Note 2 for carrying and fair value information regarding Available-for-Sale securities and mortgage loans on real estate (net of allowance for loan losses). The following methods were used to estimate the fair values of financial assets and financial liabilities:

FINANCIAL ASSETS

Assets for which carrying values approximate fair values include cash and cash equivalents and certain other assets. The carrying value approximates fair value due to the short-term nature of these instruments.

Available-for-Sale securities are carried at fair value in the Consolidated Balance Sheets. Gains and losses are recognized in the results of operations upon disposition. In addition, impairment losses are recognized when management determines that a decline in value is other-than-temporary.

The fair value of mortgage loans on real estate, except those with significant credit deterioration, are estimated using discounted cash flow analysis, based on current interest rates for loans with similar terms to borrowers of similar credit quality. For loans with significant credit deterioration, fair values are based on estimates of future cash flows discounted at rates commensurate with the risk inherent in the revised cash flow projections, or for collateral dependent loans, on collateral values.

Trading securities are carried at fair value in the Consolidated Balance Sheets with changes in fair value recognized in current period earnings.

Separate account assets are carried at fair value in the Consolidated Balance Sheets.

Derivative financial instruments are carried at fair value within other assets or other liabilities. The fair value of the derivative financial instruments are determined using either market quotes or valuation models that are based upon the net present value of estimated future cash flows and incorporate current market data inputs.

FINANCIAL LIABILITIES

Liabilities for which carrying values approximate fair values include certain other liabilities. The carrying value approximates fair value due to the short-term nature of these instruments.

Fair values of fixed annuities in deferral status are estimated as the accumulated value less applicable surrender charges. For annuities in payout status, fair value is estimated using discounted cash flows based on current interest rates. The fair value of these reserves excludes life insurance related elements of $24.0 million and $23.1 million at December 31, 2005 and 2004, respectively. If the fair value of the fixed annuities were realized, the surrender charges received would be offset by the write off of the DAC and DSIC associated with the fixed annuities of $100.4 million and $138.1 million as of December 31, 2005 and 2004, respectively.

Fair values of separate account liabilities, excluding life insurance-related elements of $1.5 million and $1.3 million at December 31, 2005 and 2004, respectively, are estimated as the accumulated value less applicable surrender charges. If the fair value of the separate account liabilities were realized, the surrender charges received would be offset by the write off of the DAC and DSIC associated with separate account liabilities of $291.7 million and $227.6 million as of December 31, 2005 and 2004, respectively.

10. COMMITMENTS AND CONTINGENCIES

At December 31, 2005 and 2004, American Enterprise Life had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

The Securities and Exchange Commission, the National Association of Securities Dealers and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. American Enterprise Life has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

American Enterprise Life and its affiliates are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of their respective business activities. American Enterprise Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

The IRS routinely examines American Enterprise Life's federal income tax returns and recently completed its audit of American Enterprise Life for the 1993 through 1996 tax years. The IRS is currently conducting an audit of American Enterprise Life for the 1997 through 2002 tax years. Management does not believe there will be a material adverse effect on American Enterprise Life's consolidated financial condition or results of operations as a result of these audits.

                                                                 S-6318 D (5/06)

Part C.

Item 24.     Financial Statements and Exhibits

     (a)  Financial Statements included in Part B of this Registration
          Statement:

          American Enterprise Variable Annuity Account
               Report of Independent Registered Public Accounting Firm dated March 31, 2006
               Statements of Assets and Liabilities as of Dec. 31, 2005 Statements of Operations for the year ended Dec. 31, 2005 Statements of Changes in Net Assets for the years ended Dec. 31, 2005 and 2004.
               Notes to Financial Statements

          American Enterprise Life Insurance Company
               Report of Independent Registered Public Accounting Firm dated Feb. 27, 2006
               Consolidated Balance Sheets as of Dec. 31, 2005 and 2004 Consolidated Statements of Income, Stockholder's Equity and Cash Flows for each of the years ended Dec. 31, 2005, 2004 and 2003 Notes to Consolidated Financial Statements

     (b)  Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of American Enterprise Life Insurance Company establishing the American Enterprise Variable Annuity Account dated July 15, 1987, filed electronically as Exhibit 1 to American Enterprise Life Personal Portfolio Plus 2's Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

1.2 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 10 subaccounts dated Aug. 21, 1997, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 8 to Registration Statement No. 33-54471, filed on or about Aug. 27, 1997, is incorporated by reference.

1.3 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated June 17, 1998, filed electronically as Exhibit 1.3 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 12 to Registration Statement No. 33-54471, filed on or about Aug. 24, 1998, is incorporated by reference.

1.4 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 16 subaccounts dated Jan. 20, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-67595, filed on or about Feb. 16, 1999, is incorporated by reference.

1.5 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 37 subaccounts dated June 29, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about July 8, 1999, is incorporated by reference.

1.6 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 236 subaccounts dated Sept. 8, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated by reference.

1.7 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 67 subaccounts dated Nov. 22, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-85567 filed on or about Dec. 30, 1999 is incorporated by reference.

1.8 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 15 subaccounts dated Feb. 2, 2000, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

1.9 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 141 additional subaccounts within the separate account dated April 25, 2000, filed electronically as Exhibit
          1.3 to Registrant's Post - Effective Amendment No. 2 to Registation Statement No. 333 - 74865, filed on or about April 28, 2000, is incorporated by reference.

1.10 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 1 additional subaccount within the separate account dated April 25, 2000, filed electronically as Exhibit
          1.4 to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 333-74865, filed on or about April 27, 2001, is incorporated by reference.

1.11 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 21 subaccounts dated April 13, 2001, filed electronically as Exhibit 1.4 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 7 to Registration Statement No. 333-85567, filed on or about April 30, 2001, is incorporated by reference.

1.12 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 12 subaccounts dated Sept. 29, 2000, filed electronically as Exhibit 1.12 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.13 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 85 subaccounts dated Feb. 5, 2002, filed electronically as Exhibit 1.13 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.14 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 109 subaccounts dated April 17, 2002, filed electronically as Exhibit 1.14 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, filed on or about April 25, 2002 is incorporated by reference.

1.15 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 229 subaccounts dated July 1, 2002, filed electronically as Exhibit 1.15 to the American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-92297, is incorporated by reference.

1.16 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 339 subaccounts dated December 16, 2002, filed electronically as Exhibit 1.16 to Post-Effective Amendment No. 3 to Registration Statement No. 333-73958, filed on or about December 20, 2002, is incorporated by reference.

1.17 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated April 1, 2003 filed electronically as Exhibit 1.17 to Registrant's Post-Effective Amendment No. 12 to Registration Statement No. 333-85567 on or about April 24, 2003 is incorporated by reference.

1.18 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 183 subaccounts dated October 29, 2003 filed electronically as Exhibit 1.18 to Registrant's Post-Effective Amendment No. 15 to Registration Statement No. 333-92297 filed on or about October 30, 2003 is incorporated by reference.

1.19 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 973 subaccounts dated April 26, 2004 filed electronically as Exhibit 1.19 to Registrant's Post-Effective Amendment No. 9 to Registration Statement No. 333-74865 filed on or about April 27, 2004 is incorporated by reference.

1.20 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing an additional subaccount within the separate account that will invest in RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund dated April 24, 2006 filed electronically as Exhibit 1.20 to Registrant's Post-Effective Amendment No. 14 to Registration Statement No. 333-74865 is filed electronically herewith.

2.        Not applicable.

3.1 Form of Selling Agreement for American Enterprise Life Insurance Company Variable Annuities, filed electronically as Exhibit 3 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 filed on or about Nov. 4, 1999 is incorporated by reference.

3.2 Form of Master General Agent Agreement for American Enterprise Life Insurance Company Variable Annuities (form 9802B) filed electronically as Exhibit 3 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.1       Form of Deferred Annuity Contract (form 43431) filed electronically as
          Exhibit 4.1 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.2       Form of Roth IRA Endorsement (form 43094) filed electronically as
          Exhibit 4.2 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.3       Form of SEP-IRA Endorsement (form 43433) filed electronically as
          Exhibit 4.3 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.4       Form of TSA Endorsement (form 43413) filed electronically as Exhibit
          4.4 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-67595, filed on or about July 8, 1999, is incorporated by reference.

4.5 Form of Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base) (form 240186), filed electronically as Exhibit 4.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 3 to Registration Statement No. 333-85567 on form N-4, filed on or about Feb. 11, 2000, is incorporated by reference.

4.6 Form of 5% Accumulation Death Benefit Rider (form 240183), filed electronically as Exhibit 4.3 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Dec. 8, 1999, is incorporated by reference.

4.7 Form of 8% Performance Credit Rider (form 240187), filed electronically as Exhibit 4.4 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-85567 on form N-4, filed on or about Dec. 30, 1999, is incorporated by reference.

4.8 Form of Traditional IRA or SEP-IRA Endorsement (form 272108) filed electronically as Exhibit 4.11 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.9       Form of Roth IRA Endorsement (form 272109) filed electronically as
          Exhibit 4.12 to Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.10 Form of Variable Annuity Unisex Endorsement (form 272110) filed electronically as Exhibit 4.13 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.11 Form of Maximum Anniversary Value Death Benefit Rider (form 272869) filed electronically as Exhibit 4.11 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.12 Form of 5% Accumulation Death Benefit Rider (form 272870) filed electronically as Exhibit 4.12 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.13 Form of Enhanced Death Benefit Rider (form 272871) filed electronically as Exhibit 4.13 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.14 Form of Guaranteed Minimum Income Benefit Rider (Maximum Anniversary Value Benefit Base)(form 272872) filed electronically as Exhibit 4.14 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.15 Form of Guaranteed Minimum Income Benefit Rider (5% Accumulation Benefit Base)(form 272873) filed electronically as Exhibit 4.15 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.16 Form of Guaranteed Minimum Income Benefit Rider (Greater of Maximum Anniversary Value Benefit Base or 5% Accumulation Benefit Base)(form 272874) filed electronically as Exhibit 4.16 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.17 Form of Guaranteed Minimum Withdrawal Benefit Rider (The Guarantor(SM) Withdrawal Benefit Rider)(form 272875) filed electronically as Exhibit
          4.17 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.18 Form of Deferred Variable Annuity Contract (form 272876 DPSIG) filed electronically as Exhibit 4.18 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.19 Form of Guaranteed Minimum Withdrawal Benefit Rider (form 273567) filed as Exhibit 4.22 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 filed on or about Jan. 28, 2005 is incorporated by reference.

4.20 Form of Guaranteed Minimum Accumulation Benefit Rider (form 273568) filed electronically as Exhibit 4.23 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 filed on or about Jan. 28, 2005 is incorporated by reference.

4.21      Form of Annuity Endorsement (form 273566) filed electronically as
          Exhibit 4.24 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 filed on or about Jan. 28, 2005 is incorporated by reference.

4.22 Form of Guaranteed Minimum Lifetime Withdrawal Benefit Rider (Guarantor Withdrawal Benefit for Life(SM) Rider) (Form 273959) filed as Exhibit 4.22 to Post-Effective Amendment No. 14 to Registration Statement No. 333-74865 is filed electronically herewith.

5. Form of Variable Annuity Application (form 43432) filed electronically as Exhibit 5 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

6.1 Amendment and Restatement of Articles of Incorporation of American Enterprise Life dated July 29, 1986, filed electronically as Exhibit
          6.1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

6.2 Amended By-Laws of American Enterprise Life dated September 11, 2002, filed electronically as Exhibit 6.3 to Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, are incorporated by reference.

7.        Not applicable.

8.1 Copy of Participation Agreement by and among Royce Capital Fund and Royce & Associates, Inc. and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(o) to American Enterprise Variable Life Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-84121 filed on or about April 25, 2001, is incorporated by reference.

8.2 Copy of Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company, dated Jan. 16, 1995, filed electronically as Exhibit 8.2 to American Enterprise Life Personal Portfolio Plus 2's Post-Effective Amendment No. 2 to Registration Statement No. 33-54471, is incorporated by reference.

8.3 Copy of Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co. and American Enterprise Life Insurance Company, dated April 1, 1999, filed electronically as
          Exhibit 8.4(a) to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

8.4 Copy of Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American Enterprise Life Insurance Company, on behalf of itself and its separate accounts, and American Express Financial Advisors, Inc., dated Oct. 30, 1997, filed electronically as Exhibit 8.5 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 33-54471, is incorporated by reference.

8.5 Copy of Participation Agreement by and among Baron Capital Funds Trust and BAMCO, Inc. and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(j) to American Enterprise Variable Life Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

8.6 (a) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as
          Exhibit 1.A.(8)(a) to American Enterprise Variable Life Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-84121, filed on or about Nov. 16, 1999, is incorporated by reference.

8.6 (b)   Copy of Participation Agreement Among Variable Insurance Products
          Fund III, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as
          Exhibit 1.A.(8)(b) American Enterprise Variable Life Account's to Pre-Effective Amendment No. 1 to Registration Statement No. 333-84121, filed on or about Nov. 16, 1999, is incorporated by reference.

8.6 (c) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated July 15, 2002, filed electronically as
          Exhibit 8.3 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 8 to Registration Statement No. 333-92297, filed on or about October 21, 2002, is incorporated by reference.

8.7 (a)   Copy of Participation Agreement among Janus Aspen Series and
          American Enterprise Life Insurance Company, dated October 8, 1997, filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 9 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.7 (b) Copy of Participation Agreement between Janus Aspen Series and American Enterprise Life Insurance Company, dated March 1, 2000, filed electronically as Exhibit 8.8 to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 333-74865, filed on or about April 27, 2001, is incorporated by reference.

8.8 Copy of Participation Agreement by and among American Enterprise Life Insurance Company, American Express Financial Advisors Inc., Lazard Asset Management, and Lazard Retirement Series, Inc., dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(l) to American Enterprise Variable Life Account's Post- Effective Amendment No. 2 to Registration Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

8.9 Copy of Participation Agreement among MFS Variable Insurance Trust, American Enterprise Life Insurance Company and Massachusetts Financial Services Company, dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(m) to American Enterprise Variable Life Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

8.10 Copy of Participation Agreement by and among American Enterprise Life Insurance Company and Warburg Pincus Trust and Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc., dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(p) to American Exterprise Variable Life Account's Post-Effective Amendment No. 2 to Registraition Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

8.11 Copy of Participation Agreement by and among Wanger Advisors Trust, Liberty Wanger Asset Management, L.P. and American Enterprise Life Insurance Company, dated August 30, 1999, filed electronically as
          Exhibit 8.12 to Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, is incorporated herein by reference.

8.12 Copy of Participation Agreement by and among American Enterprise Life Insurance Company, American Express Financial Advisors, Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc., dated January 1, 2000, filed electronically as Exhibit 8.2 to 3 to Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

8.13 Copy of Participation Agreement among American Enterprise Life Insurance Company and The Dreyfus Socially Responsible Fund, Inc. and Dreyfus Variable Investment Fund, dated August 26, 1999, filed electronically as Exhibit 8.2 to American Enterprise Variable Account's Post-Effective Amendment No. 7 to Registration Statement No. 333-92297, filed on or about October 21, 2002, is incorporated by reference.

8.14 Copy of Fund Participation Agreement between American Enterprise Life Insurance Company and J.P. Morgan Series Trust II dated April 24, 2003 filed electronically as Exhibit 8.14 to Post-Effective Amendment No. 9 to Registration Statement No. 333-74865, filed on or about April 27, 2004, is incorporated by reference.

8.15 Copy of Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton distributors, Inc. and American Enterprise Life Insurance Company dated as of August 1, 2005 filed as Exhibit 8.15 to Post-Effective Amendment No. 14 to Registration Statement No. 333-74865 is filed electronically herewith.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered, is filed electronically herewith.

10.1 Consent of Independent Registered Public Accounting Firm for the RiverSource Signature(SM) Variable Annuity is filed electronically herewith.

10.2 Consent of Independent Registered Public Accounting Firm for the RiverSource Signature Select(SM) Variable Annuity is filed electronically herewith.

11.       None.

12.       Not applicable.

13.1 Power of Attorney to sign Amendments to this Registration Statement, dated April 13, 2005, filed as Exhibit 13.1 to Registrant's Post-Effective Amendment No. 12 to Registration Statement No. 333-74865, filed electronically on or about April 29, 2005, is incorporated by reference.

13.2 Power of Attorney to sign Amendments to this Registration Statement, dated July 7, 2004, filed electronically as Exhibit 13.2 to Post-Effective Amendment No. 10 to Registration Statement No. 333-74865 filed on or about July 26, 2004, is incorporated by reference.

13.3 Power of Attorney to sign Amendments to this Registration Statement, dated Dec. 5, 2005 is filed electronically herewith as Exhibit 13.3.

Item 25.


Item 25. Directors and Officers of the Depositor (American Enterprise Life Insurance Company)

Name                         Principal Business Address*      Positions and Offices with Depositor
--------------------------- ------------------------------- --------------------------------------
Neysa M. Alecu                                                Anti-Money Laundering Officer


Gumer C. Alvero                                               Director and President


Timothy V. Bechtold                                           Director


Arther H. Berman                                              Director


Walter S. Berman                                              Vice President and Treasurer


Richard N. Bush                                               Senior Vice President - Corporate Tax


Michelle M. Keeley                                            Vice President - Investments


Paul S. Mannweiler           135 N. Pennslvania St.           Director
                             Suite 1600
                             Indianapolis, IN  46204

Eric L. Marhoun                                               General Counsel


Brian J. McGrane                                              Director, Executive Vice President and
                                                              Chief Financial Officer


Thomas W. Murphy                                              Vice President - Investments and Secretary

Benji Orr                                                     Deputy Anti-Money Laundering Officer

Kevin E. Palmer                                               Director, Vice President and Chief Actuary

Scott R. Plummer                                              38a-1 Chief Compliance Officer


Mark E. Schwarzmann                                           Director, Chairman of the Board and
                                                              Chief Executive Officer

David K. Stewart                                              Vice President and Controller

Julie A. Ruether                                              Chief Compliance Officer and Assistant
                                                              Secretary

* Unless otherwise noted, the principal business address is: 829 Ameriprise Financial Center, Minneapolis, MN 55474.

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)

The following list includes the names of major subsidiaries of Ameriprise Financial, Inc.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

Ameriprise Financial Services Inc.                                                        Delaware
            American Express Financial Advisors Japan Inc.                                Delaware
            American Express Management Company S.A.                                      Luxembourg
Ameriprise Trust Company                                                                  Minnesota
IDS Life Insurance Company                                                                Minnesota
            IDS REO 1, LLC                                                                Minnesota
            IDS REO 2, LLC                                                                Minnesota
            American Partners Life Insurance Company                                      Arizona
            IDS Life Insurance Company of New York                                        New York
            American Enterprise Life Insurance Company                                    Indiana
                       American Enterprise REO 1, LLC                                     Minnesota
            American Centurion Life Assurance Company                                     New York
            RiverSource Tax Advantaged Investments, Inc.                                  Delaware
                       AEXP Affordable Housing Portfolio LLC                              Delaware
Ameriprise Certificate Company                                                            Delaware
            Investors Syndicate Development Corp.                                         Nevada
            American Express International Deposit Company                                Cayman Islands
American Express Insurance Agency of Alabama Inc.                                         Alabama
American Express Insurance Agency of Arizona Inc.                                         Arizona
American Express Insurance Agency of Idaho Inc.                                           Idaho
American Express Insurance Agency of Indiana Inc.                                         Indiana
American Express Insurance Agency of Massachusetts Inc.                                   Massachusetts
American Express Insurance Agency of New Mexico Inc.                                      New Mexico
American Express Insurance Agency of Texas Inc.                                           Texas
IDS Insurance Agency of Utah Inc.                                                         Utah
American Express Insurance Agency of Wyoming Inc.                                         Wyoming
American Express Insurance Agency of Maryland Inc.                                        Maryland
American Express Insurance Agency of Oklahoma Inc.                                        Oklahoma
American Express Insurance Agency of Nevada Inc.                                          Nevada
RiverSource Investments LLC                                                               Minnesota
            Advisory Capital Strategies Group Inc.                                        Minnesota
            American Express Asset Management International (Japan) Inc.                  Japan
                       Advisory Capital Partners LLC                                      Delaware
                       Advisory Select LLC                                                Delaware
                       Boston Equity General Partner LLC                                  Delaware
                       Advisory Quantitative Equity (General Partner) LLC                 Delaware
                       Advisory Credit Opportunities GP LLC                               Delaware
                       Advisory European (General Partner) Inc.                           Cayman Islands
                       Advisory Convertible Arbitrage LLC                                 Delaware
            Kenwood Capital Management LLC (51.1% owned)                                  Delaware
            IDS Capital Holdings Inc.                                                     Minnesota
American Express Asset Management International Inc.                                      Delaware
American Express Asset Management Ltd.                                                    England
IDS Management Corporation                                                                Minnesota
            IDS Partnership Services Corporation                                          Minnesota
            IDS Cable Corporation                                                         Minnesota
            IDS Futures Corporation                                                       Minnesota
            IDS Realty Corporation                                                        Minnesota
            IDS Cable II Corporation                                                      Minnesota

IDS Property Casualty Insurance Company                                                   Wisconsin
            Amex Assurance Company                                                        Illinois
            Ameriprise Auto & Home Insurance Agency, Inc.                                 Wisconsin
American Enterprise Investment Services Inc.                                              Minnesota
American Express Property Casualty Insurance Agency of Kentucky Inc.                      Kentucky
RiverSource Service Corporation                                                           Minnesota
American Express Property Casualty Insurance Agency of Maryland Inc.                      Maryland
American Express Property Casualty Insurance Agency of Mississippi Inc.                   Mississippi
American Express Property Casualty Insurance Agency of Pennsylvania Inc.                  Pennsylvania
AEFA (Jersey) Limited                                                                     Jersey, Channel Islands
Channel Islands
Securities America Financial Corporation                                                  Nebraska
            Realty Assets, Inc.                                                           Nebraska
            Securities America Advisors, Inc.                                             Nebraska
            Securities America, Inc.                                                      Nebraska
American Express Asset Management (Australia) Limited                                     Australia
Threadneedle Asset Management Holdings Ltd.                                               England
            Threadneedle Investments (Channel Islands) Ltd.                               Jersey, Channel Islands
Channel Islands
            Threadneedle Asset Management Ltd.                                            England
            Threadneedle Portfolio Services Ltd.                                          England
            Threadneedle Postfolio Managers Ltd.                                          England
            Threadneedle Investment Services Ltd.                                         England
            Threadneedle Asset Management (Nominees) Ltd.                                 England
            Threadneedle Investment Services GMbH                                         Germany
            Threadneedle Investment Advisors Ltd.                                         England
            Threadneedle International Fund Management Ltd.                               England
            MM Asset Management Ltd.                                                      England
            Eagle Star ISA Manager Ltd.                                                   England
            Eagle Star Unit Managers Ltd.                                                 England
            ADT Nominees Ltd.                                                             England
            Threadneedle International Ltd.                                               England
            Threadneedle Management Services Ltd.                                         England
                       Threadneedle Rural Property Services Ltd.                          England
                       Threadneedle Property Services Ltd.                                England
            Threadneedle Pensions Ltd.                                                    England
            Threadneedle Property GP Holdings Ltd.                                        England
            Threadneedle Property Investments Ltd.                                        England
                       Sackville TCI Property (GP) Ltd.                                   England
                       Sackville TCI Property Nominee (1) Ltd.                            England
                       Sackville TCI Property Nominee (2) Ltd.                            England
                       Sackville Property (GP) Ltd.                                       England
                       Sackville Tandem Property (GP) Ltd.                                England
                                  Sackville Tandem Property Nominee Ltd.                  England
                       Sackville TPEN Property (GP) Ltd.                                  England
                                  Sackville TPEN Property Nominee Ltd.                    England
                                  Sackville TPEN Property Nominee (2) Ltd.                England
                       Sackville TSP Property (GP) Ltd.                                   England
                                  Sackville TSP Property Nominee Ltd.                     England
                       JDM3                                                               California
            Cornbrash Park Management Company Ltd.                                        England
            Highcross (Slough) Management Ltd.                                            England
            Threadneedle Financial Services Ltd.                                          England
            Threadneedle Pension Trustees Ltd.                                            England
Sloan Financial Group                                                                     North Carolina
Ameriprise Insurance Company                                                              Wisconsin
RiverSource Distributors, Inc.                                                            Delaware
Ameriprise India Private Limited                                                          India

Item 27.  Number of Contract owners

          As of March 31, 2006 there were 48,397 non-qualified and qualified contracts in the American Enterprise Variable Annuity Account.

Item 28.  Indemnification

The amended By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

There are agreements in place under which the underwriter and affiliated persons of the depositor or registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the contracts; provided however, that no such indemnity will be made to the underwriter or affiliated persons of the depositor or registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29      Principal Underwriters

Item 29. Principal Underwriters.

(a) Ameriprise Financial Services, Inc. acts as principal underwriter for the following investment companies:

        AXP California Tax-Exempt Trust; AXP Dimensions Series, Inc.; AXP
        Discovery Series, Inc.; AXP Equity Series, Inc.; AXP Fixed Income
        Series, Inc.; AXP Global Series, Inc.; AXP Government Income Series,
        Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP
        High Yield Tax-Exempt Series, Inc.; AXP Income Series, Inc.; AXP
        International Series, Inc.; AXP Investment Series, Inc.; AXP Managed
        Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market
        Series, Inc.; AXP Partners Series, Inc.; AXP Partners International
        Series, Inc.; AXP Progressive Series, Inc.; AXP Sector Series, Inc.; AXP
        Selected Series, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock
        Series, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.;
        AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income Trust;
        Income Trust; World Trust; Ameriprise Certificate Company; Advisory
        Hedged Opportunity Fund.

(b)  As to each director, officer or partner of the principal underwriter:

         Name and Principal                        Position and Offices with
         Business Address*                         Underwriter
         Gumer C. Alvero                           Vice President - General
                                                   Manager Annuities

         Ward D. Armstrong                         Senior Vice President -
                                                   Retirement Services and
                                                   Riversource Investments

         John M. Baker                             Vice President - Chief
                                                   Client Service Officer

         Timothy V. Bechtold                       Vice President -
                                                   Insurance Products

         Arthur H. Berman                          Senior Vice President and Treasurer

         Walter S. Berman                          Director

         Robert C. Bloomer                         Vice President - Technologies III

         Leslie H. Bodell                          Vice President - Technologies I

         Rob Bohli                                 Group Vice President -
         10375 Richmond Avenue #600                South Texas
         Houston, TX 77042

         Walter K. Booker                          Group Vice President -
         61 South Paramus Road                     New Jersey
         Mack-Cali Office Center IV,
         3rd Floor
         Paramus, NJ 07652

         Bruce J. Bordelon                         Group Vice President -
         1333 N. California Blvd.,                 Northern California
         Suite 200
         Walnut Creek, CA 94596

         Randy L. Boser                            Vice President - Mutual Fund
                                                   Business Development

         Richard N. Bush                           Senior Vice President -
                                                   Corporate Tax

         Uzma S. Burki                             Vice President - Organizational
                                                   & Talent Development

         Kenneth J. Ciak                           Vice President and
         IDS Property Casualty                     General Manager - IDS
         1400 Lombardi Avenue                      Property Casualty
         Green Bay, WI 54304

         Paul A. Connolly                          Vice President - RL HR/US Retail

         James M. Cracchiolo                       Director, Chairman of the Board
                                                   and Chief Executive Officer

         Colleen Curran                            Vice President and
                                                   Assistant General Counsel

         Luz Maria Davis                           Vice President - Employee
                                                   Communications

         Scott M. DiGiammarino                     Group Vice President -
         Suite 500, 8045 Leesburg                  Washington D.C./Baltimore
         Pike
         Vienna, VA 22182

         Paul James Dolan                          Vice President - CAO Product Sales

         Kenneth Dykman                            Group Vice President -
         625 Kenmor Ave South East                 Greater Michigan
         Suite 301
         Grand Rapids, MI 49546

         William V. Elliot                         Vice President - Financial
                                                   Planning and Advice

         William J. Emptage                        Vice President - Strategic Planning

         Benjamin R. Field                         Vice President - Finanace
                                                   Education and Planning Services

         Gordon M. Fines                           Vice President - Senior
                                                   Portfolio Manager I

         Giunero Floro                             Vice President - Creative
                                                   Services

         Terrence J. Flynn                         Vice President - Brokerage
                                                   Clearing Operations

         Jeffrey P. Fox                            Vice President - Investment
                                                   Accounting

         Peter A. Gallus                           Vice President - CAO - Investment
                                                   Management

         Laura C. Gagnon                           Vice President - Investor Relations

         Gary W. Gassmann                          Group Vice President -
         2677 Central Park Boulevard               Detroit Metro
         Suite 350
         Southfield, MN 48076

         John C. Greiber                           Group Vice President -
                                                   Minnesota/Iowa

         Martin T. Griffin                         Vice President and National Sales
                                                   Manager External Channel

         Steven Guida                              Vice President -
                                                   New Business and Service

         Teresa A. Hanratty                        Senior Vice President -
         Suites 6&7                                Field Management
         169 South River Road
         Bedford, NH 03110

         Janis K. Heaney                           Vice President -
                                                   Incentive Management

         Brian M. Heath                            Director, President
         Suite 150
         801 E. Campbell Road
         Richardson, TX 75081

         Jon E. Hjelm                              Group Vice President -
         655 Metro Place South                     Ohio Valley
         Suite 570
         Dublin, OH 43017

         David X. Hockenberry                      Group Vice President -
         830 Crescent Centre Drive                 Mid South
         Suite 490
         Franklin, TN 37067-7217

         Kelli A. Hunter                           Executive Vice President -
                                                   Human Resources

         Debra A. Hutchinson                       Vice President - Technologies I

         Theodore M. Jenkin                        Group Vice President -
         6000 Freedom Square Drive                 Steel Cities
         Suite 300
         Cleveland, OH 44131

         James M. Jensen                           Vice President -
                                                   Compensation and Licensing
                                                   Services

         Gregory C. Johnson                        Group Vice President -
         4 Atrium Drive, #100                      Upstate New York/Vermont
         Albany, NY 12205

         Jody M. Johnson                           Group Vice President -
                                                   Twin Cities Metro

         Nancy E. Jones                            Vice President - Advisor
                                                   Marketing

         William A. Jones                          Vice President - Technologies III

         John C. Junek                             Senior Vice President and
                                                   General Counsel

         Ora J. Kaine                              Vice President -
                                                   Retail Distribution Services

         Michelle M. Keeley                        Senior Vice President -
                                                   Fixed Income

         Raymond G. Kelly                          Group Vice President -
         Suite 250                                 Northern Texas
         801 East Campbell Road
         Richardson, TX 75081

         Claire Kolmodin                           Vice President - Strategic
                                                   Initiatives

         Neysa A. Alecu                            Anti-Money Laundering Officer

         Benji Orr                                 Deputy Anti-Money Laundering
                                                   Officer

         Lori J. Larson                            Vice President - Advisor
                                                   Field Force Growth and
                                                   Retention

         Daniel E. Laufenberg                      Vice President - Chief
                                                   U.S. Economist

         Jane W. Lee                               Vice President - General
                                                   Manager Platinum Financial
                                                   Services

         Catherine M. Libbe                        Vice President - Marketing
                                                   & Product Retirement Services

         Diane D. Lyngstad                         Chief Financial Officer and
                                                   Vice President - Comp and
                                                   Licensing Services

         Kurt W. Lofgren                           Vice President and Chief Compliance
                                                   Officer - U.S. Retail Distribution

         Andrew J. MacMillan                       Senior Vice President - Corporate
                                                   Communications & Government Affairs

         Timothy J. Masek                          Vice President -
                                                   Fixed Income Research

         Frank A. McCarthy                         Vice President - External
                                                   Products Group and Personal
                                                   Trust Services

         Brian J. McGrane                          Vice President and LFO
                                                   Officer - Finance

         Dean O. McGill                            Group Vice President -
         11835 W. Olympic Blvd                     Los Angeles Metro
         Suite 900 East
         Los Angeles, CA 90064

         Jeffrey McGregor                          Vice President and National
                                                   Sales Manager for Distribution

         Sarah M. McKenzie                         Vice President - Managed and
                                                   Brokerage Products

         Penny J. Meier                            Vice President - Business
                                                   Transformation/Six Sigma

         Paula R. Meyer                            Senior Vice President and
                                                   General Manager - Mutual Funds

         Rebecca A. Nash                           Vice President - Service
                                                   Operations

         Thomas V. Nicolosi                        Group Vice President -
         Suite 220                                 New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY 10528

         Patrick H. O'Connell                      Group Vice President -
         Commerce Center One                       Southern New England
         333 East River
         Hartford, CT 06108-4200

         Francois B. Odouard                       Vice President - Brokerage

         Michael J. O'Keefe                        Vice President -
                                                   Advisory Business Systems

         Geoffery Oprandy                          Group Vice President - Southwest
         11811 N. Tatum Blvd. Suite 1030
         Phoenix, AZ 85028

         Douglas J. Parish                         General Auditor

         Kristi L. Petersen                        Vice President - One Account
                                                   and Cash

         John G. Poole                             Group Vice President -
         14755 North Outer Forty Road              Gateway/Springfield
         Suite 500
         Chesterfield, MO 63017

         Larry M. Post                             Group Vice President -
         2 Constitution Plaza                      New England
         Charlestown, MA 02129

         Michael J. Rearden                        Group Vice President -
         1800 S. Pine Island Road, Suite 510       Southern Florida
         Plantation, FL 33324

         Ralph D. Richardson III                   Group Vice President -
         Suite 100                                 Carolinas
         5511 Capital Center Drive
         Raleigh, NC 27606

         Mark A. Riordan                           Vice President - Finance
                                                   Emerging Technologies

         Maximillian G. Roth                       Group Vice President -
         1400 Lombardi Avenue                      Wisconsin/Upper Michigan
         Suite 202
         Green Bay, WI 54304

         Andrew C. Schell                          Vice President - Strategy
                                                   and Planning

         Gary A. Scott                             Vice President - Client
                                                   Acquisition Marketing and
                                                   Services

         Jacqueline M. Sinjem                      Vice President - Plan
                                                   Sponsor Services

         Martin S. Solhaug                         Vice President - International
                                                   Comp and Benefits

         Albert L. Soule                           Group Vice President -
         6925 Union Park Center                    Western Frontier
         Suite 200
         Midvale, UT 84047

         Bridget M. Sperl                          Senior Vice President -
                                                   Client Service Organization

         Kathy Stalwick                            Vice President

         Paul J. Stanislaw                         Group Vice President -
         Suite 1100                                Southern California/Hawaii
         Two Park Plaza
         Irvine, CA 92614

         Lisa A. Steffes                           Vice President -
                                                   Marketing Officer
                                                   Development

         David K. Stewart                          Vice President and Controller

         Jeffrey J. Stremcha                       Vice President - Technologies I

         John T. Sweeney                           Vice President, Lead Financial
                                                   Officer - Banking, Brokerage
                                                   and Managed Products

         Joseph E. Sweeney                         Senior Vice President,
                                                   General Manager - U.S. Brokerage
                                                   and Membership Banking

         Craig P. Taucher                          Group Vice President -
         Suite 150                                 Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL 32216

         Neil G. Taylor                            Group Vice President -
         601 108th Ave North East                  Pacific Northwest
         Suite 1800
         Bellevue, WA 98004-5902

         William F. "Ted" Truscott                 Senior Vice President and
                                                   Chief Investment Officer

         George F. Tsafaridis                      Vice President - Quality &
                                                   Service Support

         Janet M. Vandenbark                       Group Vice President -
         3951 Westerre Parkway, Suite 250          Virginia
         Richmond, VA 23233

         Ramanathan Venkataramanan                 Vice President - Technologies III

         Peter S. Velardi                          Senior Vice President -
                                                   Field Management

         Andrew O. Washburn                        Vice President -
                                                   Mutual Fund Marketing

         Donald F. Weaver                          Group Vice President -
         3500 Market Street,                       Eastern Pennsylvania/
         Suite 200                                 Delaware
         Camp Hill, PA 17011

         Beth E. Weimer                            Vice President and
                                                   Chief Compliance Officer - Asset
                                                   Management and Insurance

         Phil Wentzel                              Vice President - Finance

         Robert K. Whalen                          Group Vice President -
         939 West North Ave                        Chicago Metro
         Chicago, IL 60606

         Jeffrey A. Williams                       Senior Vice President -
                                                   Cross-Sell/Strategic
                                                   Management

         William J. Williams                       Senior Vice President -
                                                   Field Management

         Dianne L. Wilson                          Vice President - Insurance
                                                   Operations

         Gayle W. Winfree                          Group Vice President -
         1 Galleria Blvd. Suite 1900               Delta States
         Metairie, LA 70001

         Abraham L. Wons                           Vice President - Investments Risk
                                                   Management

         Michael R. Woodward                       Senior Vice President -
         32 Ellicott St                            Field Management
         Suite 100
         Batavia, NY 14020

         John R. Woerner                           Senior Vice President - Strategic
                                                   Planning and Business Development

* Business address is: 70100 Ameriprise Financial Center, Minneapolis, MN 55474 unless otherwise noted.

Item 29(c)

                        NET UNDERWRITING
NAME OF PRINCIPAL       DISCOUNTS AND         COMPENSATION ON      BROKERAGE
UNDERWRITER             COMMISSIONS           REDEMPTION           COMMISSIONS      COMPENSATION
American Express        $62,840,453           None                 None             None
Financial Advisors
Inc.

Item 30.     Location of Accounts and Records

             American Enterprise Life Insurance Company
             829 Ameriprise Financial Center
             Minneapolis, MN  55402

Item 31.     Management Services

             Not applicable.

Item 32.  Undertakings

          (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

          (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to American Enterprise Life Contract Owner Service at the address or phone number listed in the prospectus.

          (d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28, 1998). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

          (e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Enterprise Life Insurance Company, on behalf of the Registrant, certifies that it meets the requirements of the Securities Act Rule 485(b) for the Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 27 day of April, 2006.

                           AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                                  (Registrant)

                           By American Enterprise Life Insurance Company
                                    (Sponsor)

                           By /s/  Gumer C. Alvero*
                              --------------------------
                                 Gumer C. Alvero
                                    President

As required by the Securities Act of 1933, this Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 27 day of April, 2006.

Signature                                 Title


/s/  Gumer C. Alvero*                     Director and President
---------------------
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                 Director
-------------------------
     Timothy V. Bechtold

/s/  Arthur H. Berman*                    Director and Vice President - Finance
-------------------------
     Arthur H. Berman

/s/  Paul S. Mannweiler*                  Director
------------------------
     Paul S. Mannweiler

/s/  Brian J. McGrane***                  Director, Executive Vice President
------------------------                  and Chief Financial Officer
     Brian J. McGrane

/s/  B. Roger Natarajan*                  Director
-------------------------
     B. Roger Natarajan

/s/  Kevin E. Palmer***                   Director, Vice President and
-----------------------                   Chief Actuary
     Kevin E. Palmer

/s/  Mark E. Schwarzmann*                 Chairman of the Board and
-------------------------                 Chief Executive Officer
     Mark E. Schwarzmann                  (Chief Executive Officer)

/s/  David K Stewart**                    Vice President and Controller
------------------------                  (Principal Accounting Officer)
     David K Stewart

* Signed pursuant to Power of Attorney, dated April 13, 2005 filed electronically as Exhibit 13.1 to Registrant's Post-Effective Amendment No. 12 to Registration Statement No. 333-74865, filed on or about April 29, 2005, and is incorporated by reference, by:

** Signed pursuant to Power of Attorney, dated July 7, 2004 filed electronically as Exhibit 13.2 to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-74865 filed on or about July 26, 2004 and incorporated by reference, by:

*** Signed pursuant to Power of Attorney, dated Dec. 5, 2005, filed electronically herewith as Exhibit 13.3, by:

/s/ Eric Marhoun
------------------------
    Eric Marhoun
    General Counsel

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 14
                     TO REGISTRATION STATEMENT No. 333-74865

This Post-Effective Amendment is comprised of the following papers and documents:

The Cover Page.

Part A.

     The prospectuses for:

          RiverSource Signature(SM) Variable Annuity
          RiverSource Signature Select(SM) Variable Annuity

Part B.

     Combined Statement of Additional Information and Financial Statements for American Enterprise Variable Annuity Account dated May 1, 2006 is filed electronically herewith.

     Financial Statements

Part C.

     Other Information.

     The signatures.

     Exhibits.